UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2022 – June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

JACKSON®

Semi-Annual Report (unaudited)

JUNE 30, 2022

JNL Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

This report is for the general information of qualified plan participants, as well as contract/policy owners of Perspective, Perspective II®, Perspective Advantage, Perspective Advisors, Perspective Advisors II, Perspective Advisory®, Perspective Advisory II®, Perspective Focus®, Perspective L Series, Perspective Rewards®, Fifth Third Perspective, Retirement Latitudes®, Curiangard, Elite Access®, Elite Access II®, Elite Access Advisory®, Elite Access Advisory II®, Jackson Advantage®, Jackson Private Wealth®, Defined Strategies, Perspective Investor® VUL, Ultimate Investor® VUL, Jackson Advisor VUL, Perspective (New York), Perspective II (New York), Perspective Advisors (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Elite Access (New York), Elite Access II (New York), Elite Access Advisory (New York), Elite Access Advisory II (New York), Jackson Advantage (New York), Perspective Investor VUL (New York), Jackson Retirement Investment Annuity, and Jackson Retirement Investment Annuity (New York). Not all the portfolios are available in all of the products.

JNL Series Trust (Unaudited)

June 30, 2022

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine® Total Return Fund, JNL/Fidelity Institutional Asset Management ® Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/Western Asset Global Multi-Sector Bond Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

JNL/American Funds Balanced Fund

Composition as of June 30, 2022:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Bond Fund of America Fund

Composition as of June 30, 2022:
Domestic Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Capital Income Builder Fund

Composition as of June 30, 2022:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Capital World Bond Fund

Composition as of June 30, 2022:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2022:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2022:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2022:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2022:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2022:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2022:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/American Funds Washington Mutual Investors Fund

Composition as of June 30, 2022:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Mellon Bond Index Fund

Composition as of June 30, 2022:
Domestic Fixed Income	100.0%
Total Investments	100.0%

JNL/Mellon Emerging Markets Index Fund

Composition as of June 30, 2022:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/Mellon International Index Fund

Composition as of June 30, 2022:
International Equity	100.0%
Total Investments	100.0%

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of June 30, 2022:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Mellon Small Cap Index Fund

Composition as of June 30, 2022:
Domestic Equity	100.0%
Total Investments	100.0%

JNL Aggressive Growth Allocation Fund

Composition as of June 30, 2022:
Domestic Equity	49.1%
International Equity	17.9
Alternative	10.7
Global Equity	10.1
Emerging Markets Equity	6.8
Domestic Fixed Income	5.4
Total Investments	100.0%

JNL Conservative Allocation Fund

Composition as of June 30, 2022:
Domestic Fixed Income	64.4%
Alternative	10.9
Domestic Equity	8.4
International Equity	5.8
Domestic Balanced	5.5
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	1.0
Total Investments	100.0%

JNL Growth Allocation Fund

Composition as of June 30, 2022:
Domestic Equity	41.3%
International Equity	17.0
Domestic Fixed Income	15.4
Alternative	12.1
Global Equity	7.6
Emerging Markets Equity	5.1
Emerging Markets Fixed Income	1.5
Materials	-
Utilities	-
Financials	-
Communication Services	-
Total Investments	100.0%

JNL Moderate Allocation Fund

Composition as of June 30, 2022:
Domestic Fixed Income	45.7%
Domestic Equity	18.3
Alternative	12.4
International Equity	8.6
Domestic Balanced	6.2
Emerging Markets Fixed Income	3.5
Emerging Markets Equity	2.7
Global Equity	2.6
Total Investments	100.0%

JNL Moderate Growth Allocation Fund

Composition as of June 30, 2022:
Domestic Fixed Income	29.3%
Domestic Equity	27.0
International Equity	14.4
Alternative	14.1
Domestic Balanced	6.0
Emerging Markets Equity	3.8
Global Equity	3.4
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/American Funds Growth Allocation Fund

Composition as of June 30, 2022:
Domestic Equity	44.2%
Domestic Fixed Income	19.2
Global Equity	18.5
International Equity	9.0
Emerging Markets Equity	7.5
Emerging Markets Fixed Income	1.6
Total Investments	100.0%

JNL/American Funds Moderate Growth Allocation Fund

Composition as of June 30, 2022:
Domestic Fixed Income	38.0%
Domestic Equity	33.9
Global Equity	12.9
International Equity	8.2
Emerging Markets Equity	4.5
Emerging Markets Fixed Income	2.5
Total Investments	100.0%

JNL/Goldman Sachs Managed Aggressive Growth Fund

Composition as of June 30, 2022:
Domestic Equity	62.7%
International Equity	13.9
Domestic Fixed Income	8.1
Alternative	5.8
Global Equity	4.0
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Conservative Fund

Composition as of June 30, 2022:
Domestic Fixed Income	72.5%
Domestic Equity	13.8
Alternative	4.8
Global Fixed Income	4.0
Emerging Markets Fixed Income	2.0
International Equity	1.9
Emerging Markets Equity	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Growth Fund

Composition as of June 30, 2022:
Domestic Equity	57.7%
Domestic Fixed Income	18.1
International Equity	11.0
Alternative	5.7
Emerging Markets Equity	3.0
Global Equity	2.5
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

JNL/Goldman Sachs Managed Moderate Fund

Composition as of June 30, 2022:
Domestic Fixed Income	54.5%
Domestic Equity	28.3
International Equity	5.9
Alternative	4.8
Emerging Markets Fixed Income	3.0
Global Fixed Income	2.0
Emerging Markets Equity	1.5
Total Investments	100.0%

JNL/Goldman Sachs Managed Moderate Growth Fund

Composition as of June 30, 2022:
Domestic Equity	42.7%
Domestic Fixed Income	37.6
International Equity	8.9
Alternative	4.8
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	2.0
Global Equity	1.0
Global Fixed Income	1.0
Total Investments	100.0%

JNL iShares Tactical Growth Fund

Composition as of June 30, 2022:
Domestic Equity	43.6%
Domestic Fixed Income	17.6
Global Equity	10.7
International Equity	8.8
Emerging Markets Equity	5.4
Emerging Markets Fixed Income	1.2
Alternative	1.1
Securities Lending Collateral	10.3
Short Term Investments	1.3
Total Investments	100.0%

JNL iShares Tactical Moderate Fund

Composition as of June 30, 2022:
Domestic Fixed Income	43.5%
Domestic Equity	18.9
Global Equity	4.5
International Equity	4.3
Emerging Markets Fixed Income	3.0
Emerging Markets Equity	2.4
Alternative	0.6
Securities Lending Collateral	22.0
Short Term Investments	0.8
Total Investments	100.0%

JNL iShares Tactical Moderate Growth Fund

Composition as of June 30, 2022:
Domestic Fixed Income	34.0%
Domestic Equity	31.5
Global Equity	7.8
International Equity	7.6
Emerging Markets Equity	3.2
Emerging Markets Fixed Income	1.9
Alternative	0.9
Securities Lending Collateral	12.0
Short Term Investments	1.1
Total Investments	100.0%

JNL/Vanguard Growth ETF Allocation Fund

Composition as of June 30, 2022:
Domestic Equity	43.9%
Domestic Fixed Income	16.1
International Equity	15.9
Emerging Markets Equity	7.4
Emerging Markets Fixed Income	1.3
Securities Lending Collateral	15.4
Short Term Investments	-
Total Investments	100.0%

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of June 30, 2022:
Domestic Fixed Income	45.9%
Domestic Equity	21.0
International Equity	7.1
Emerging Markets Fixed Income	3.5
Emerging Markets Equity	3.2
Securities Lending Collateral	19.3
Short Term Investments	-
Total Investments	100.0%

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of June 30, 2022:
Domestic Fixed Income	31.2%
Domestic Equity	30.6
International Equity	10.9
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	2.4
Securities Lending Collateral	19.6
Short Term Investments	-
Total Investments	100.0%

JNL Bond Index Fund

Composition as of June 30, 2022:
Government Securities	40.0%
U.S. Government Agency MBS	26.5
Financials	7.9
Health Care	2.4
Information Technology	2.0
Communication Services	1.9
Utilities	1.8
Energy	1.6
Industrials	1.5
Consumer Discretionary	1.4
Consumer Staples	1.4
Non-U.S. Government Agency ABS	1.3
Real Estate	0.9
Materials	0.6
Other Short Term Investments	8.5
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

JNL Emerging Markets Index Fund

Composition as of June 30, 2022:
Financials	22.5%
Information Technology	18.3
Consumer Discretionary	12.7
Communication Services	11.0
Materials	7.8
Industrials	6.8
Consumer Staples	6.4
Energy	5.3
Health Care	3.2
Utilities	2.9
Real Estate	1.8
Rights	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.5
Total Investments	100.0%

JNL International Index Fund

Composition as of June 30, 2022:
Financials	17.5%
Industrials	14.5
Health Care	13.9
Consumer Discretionary	11.3
Consumer Staples	10.8
Information Technology	8.2
Materials	7.6
Energy	4.7
Communication Services	4.2
Utilities	3.5
Real Estate	2.8
Securities Lending Collateral	0.7
Other Short Term Investments	0.3
Total Investments	100.0%

JNL Mid Cap Index Fund

Composition as of June 30, 2022:
Industrials	16.9%
Financials	14.8
Information Technology	14.4
Consumer Discretionary	13.6
Health Care	9.9
Real Estate	9.2
Materials	6.9
Utilities	4.4
Consumer Staples	4.0
Energy	3.9
Communication Services	1.4
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL Small Cap Index Fund

Composition as of June 30, 2022:
Financials	16.9%
Industrials	15.3
Information Technology	13.0
Health Care	12.3
Consumer Discretionary	11.4
Real Estate	8.5
Materials	5.3
Consumer Staples	5.2
Energy	5.1
Communication Services	2.5
Utilities	2.3
Investment Companies	0.9
Securities Lending Collateral	0.8
Other Short Term Investments	0.5
Total Investments	100.0%

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2022:
Financials	12.6%
Non-U.S. Government Agency ABS	12.0
Information Technology	11.7
Communication Services	9.1
Health Care	6.3
Industrials	5.0
Government Securities	4.7
Consumer Discretionary	4.1
Consumer Staples	3.6
U.S. Government Agency MBS	3.0
Materials	2.3
Energy	2.1
Real Estate	2.0
Other Equity Interests	0.9
Utilities	0.4
Warrants	-
Rights	-
Investment Companies	(3.5)
Other Short Term Investments	23.5
Securities Lending Collateral	0.2
Net Long (Short) Investments	100.0%

JNL Multi-Manager Emerging Markets Equity Fund

Composition as of June 30, 2022:
Information Technology	18.6%
Financials	18.5
Industrials	12.6
Consumer Discretionary	12.3

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Consumer Staples	9.3
Communication Services	8.6
Materials	5.8
Health Care	4.3
Energy	3.2
Real Estate	2.3
Utilities	1.9
Investment Companies	0.4
Other Short Term Investments	2.0
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL Multi-Manager International Small Cap Fund

Composition as of June 30, 2022:
Information Technology	24.2%
Industrials	17.5
Financials	11.7
Consumer Discretionary	11.1
Health Care	8.4
Materials	6.6
Consumer Staples	4.8
Communication Services	4.1
Energy	4.1
Real Estate	4.0
Utilities	2.3
Securities Lending Collateral	0.8
Other Short Term Investments	0.4
Total Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2022:
Industrials	17.1%
Health Care	16.5
Financials	15.1
Information Technology	13.2
Consumer Staples	10.1
Consumer Discretionary	7.1
Materials	5.0
Real Estate	4.9
Utilities	3.3
Energy	1.7
Communication Services	1.1
Investment Companies	0.1
Other Short Term Investments	3.8
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2022:
Information Technology	26.5%
Health Care	19.9
Industrials	17.1
Consumer Discretionary	10.0
Financials	9.2
Communication Services	5.2
Consumer Staples	3.8
Materials	1.4
Real Estate	1.1
Energy	0.8
Rights	-
Other Short Term Investments	3.2
Securities Lending Collateral	1.8
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2022:
Industrials	25.5%
Financials	18.0
Consumer Discretionary	14.2
Health Care	10.6
Information Technology	9.5
Real Estate	5.0
Consumer Staples	4.8
Materials	3.2
Energy	3.0
Utilities	2.2
Communication Services	0.8
Investment Companies	0.2
Other Short Term Investments	1.7
Securities Lending Collateral	1.3
Total Investments	100.0%

JNL S&P 500 Index Fund

Composition as of June 30, 2022:
Information Technology	25.8%
Health Care	14.7
Financials	10.5
Consumer Discretionary	9.6
Communication Services	8.8
Industrials	7.7
Consumer Staples	7.1
Energy	4.2
Utilities	3.0
Real Estate	2.8
Materials	2.5
Investment Companies	1.1
Other Short Term Investments	2.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/AB Sustainable Global Thematic Fund

Composition as of June 30, 2022:
Information Technology	27.0%
Industrials	21.5
Financials	17.0
Health Care	16.7
Consumer Discretionary	4.7
Utilities	3.7
Materials	3.3
Other Short Term Investments	6.1
Total Investments	100.0%

JNL/AQR Large Cap Defensive Style Fund

Composition as of June 30, 2022:
Health Care	22.4%
Consumer Staples	19.5
Industrials	12.2
Information Technology	7.3
Financials	6.6
Materials	6.1
Utilities	5.9
Communication Services	5.3
Energy	4.8
Consumer Discretionary	2.8
Real Estate	0.5
Other Short Term Investments	6.6
Total Investments	100.0%

JNL/Baillie Gifford International Growth Fund

Composition as of June 30, 2022:
Consumer Discretionary	24.9%
Information Technology	22.3
Health Care	18.4
Communication Services	12.6
Financials	7.4
Industrials	7.0
Consumer Staples	4.5
Materials	2.2
Securities Lending Collateral	0.4
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/Baillie Gifford U.S. Equity Growth Fund

Composition as of June 30, 2022:
Information Technology	25.6%
Consumer Discretionary	23.2
Health Care	21.9
Financials	9.3
Communication Services	7.2
Industrials	6.1
Materials	0.7
Real Estate	0.6
Securities Lending Collateral	4.5
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2022:
Information Technology	11.3%
Health Care	8.4
Consumer Discretionary	8.0
Financials	6.3
Industrials	5.4
Communication Services	5.3
Materials	4.6
Energy	4.4
Non-U.S. Government Agency ABS	4.3
Consumer Staples	3.3
Government Securities	2.5
Investment Companies	1.5
Utilities	1.4
Real Estate	1.0
U.S. Government Agency MBS	0.2
Warrants	-
Other Short Term Investments	31.0
Securities Lending Collateral	1.1
Net Long (Short) Investments	100.0%

JNL/BlackRock Global Natural Resources Fund

Composition as of June 30, 2022:
Materials	46.7%
Energy	38.1
Consumer Staples	6.2
Industrials	4.9
Warrants	-
Securities Lending Collateral	2.1
Other Short Term Investments	2.0
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2022:
Information Technology	39.9%
Consumer Discretionary	18.0
Health Care	16.9
Communication Services	9.0
Financials	4.7
Materials	3.4
Energy	2.3
Industrials	2.2
Real Estate	1.3
Consumer Staples	0.7
Other Short Term Investments	1.4
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Causeway International Value Select Fund

Composition as of June 30, 2022:
Industrials	21.2%
Financials	16.1
Health Care	15.9
Consumer Staples	12.6
Information Technology	11.0
Consumer Discretionary	7.0
Utilities	5.9
Energy	4.1
Materials	3.6
Communication Services	1.3

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Other Short Term Investments	1.3
Total Investments	100.0%

JNL/ClearBridge Large Cap Growth Fund

Composition as of June 30, 2022:
Information Technology	38.1%
Health Care	18.5
Consumer Discretionary	14.2
Industrials	11.0
Communication Services	7.3
Financials	2.7
Consumer Staples	2.5
Real Estate	1.7
Materials	1.3
Other Short Term Investments	2.7
Total Investments	100.0%

JNL/DFA International Core Equity Fund

Composition as of June 30, 2022:
Financials	18.4%
Industrials	17.4
Materials	11.3
Consumer Discretionary	10.8
Health Care	7.9
Consumer Staples	7.1
Energy	6.6
Information Technology	6.3
Communication Services	5.2
Utilities	4.1
Real Estate	2.3
Warrants	-
Rights	-
Securities Lending Collateral	1.8
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2022:
Information Technology	22.6%
Financials	13.5
Health Care	13.1
Industrials	11.6
Consumer Discretionary	10.5
Communication Services	7.5
Consumer Staples	7.1
Energy	6.0
Materials	4.4
Utilities	3.1
Real Estate	0.2
Rights	-
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/DFA U.S. Small Cap Fund

Composition as of June 30, 2022:
Financials	19.0%
Industrials	18.0
Consumer Discretionary	12.6
Information Technology	12.4
Health Care	12.2
Energy	7.1
Materials	6.1
Consumer Staples	4.6
Utilities	3.5
Communication Services	2.9
Real Estate	0.8
Rights	-
Other Short Term Investments	0.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/DoubleLine Core Fixed Income Fund

Composition as of June 30, 2022:
Non-U.S. Government Agency ABS	27.9%
Government Securities	21.5
U.S. Government Agency MBS	17.3
Financials	7.2
Utilities	4.0
Industrials	3.0
Energy	2.9
Consumer Discretionary	2.7
Information Technology	2.3
Communication Services	2.3
Health Care	2.0
Consumer Staples	1.3
Materials	1.3
Real Estate	1.2
Rights	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.8
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2022:
Government Securities	35.7%
Financials	18.0
Energy	18.0
Utilities	10.7
Materials	6.2
Industrials	3.4
Communication Services	3.2
Consumer Staples	2.9
Information Technology	-
Securities Lending Collateral	1.2
Other Short Term Investments	0.7
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2022:
Non-U.S. Government Agency ABS	54.2%
Government Securities	19.2
Financials	6.2
Health Care	2.8
U.S. Government Agency MBS	2.8
Consumer Discretionary	2.4
Energy	2.1
Utilities	1.9
Communication Services	1.7
Industrials	1.5
Consumer Staples	1.3
Information Technology	1.3
Materials	1.2
Real Estate	0.6
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/DoubleLine Total Return Fund

Composition as of June 30, 2022:
U.S. Government Agency MBS	45.5%
Non-U.S. Government Agency ABS	40.7
Government Securities	9.0
Other Short Term Investments	4.8
Total Investments	100.0%

JNL/Fidelity Institutional Asset Management Total Bond Fund

Composition as of June 30, 2022:
Government Securities	22.9%
U.S. Government Agency MBS	17.2
Financials	14.2
Non-U.S. Government Agency ABS	9.1
Energy	5.4
Communication Services	4.1
Consumer Discretionary	3.9
Consumer Staples	2.5
Real Estate	2.5
Industrials	2.5
Information Technology	2.2
Health Care	2.1
Utilities	1.7
Materials	1.0
Warrants	-
Other Short Term Investments	8.2
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/First Sentier Global Infrastructure Fund

Composition as of June 30, 2022:
Utilities	46.7%
Industrials	34.6
Energy	7.5
Real Estate	6.9
Communication Services	1.0
Other Short Term Investments	2.1
Securities Lending Collateral	1.2
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2022:
Health Care	18.5%
Equity Linked Structured Notes	14.1
Government Securities	9.4
Communication Services	8.5
Industrials	8.4
Utilities	8.2
Financials	8.1
Energy	6.0
Information Technology	5.2
Consumer Discretionary	4.3
Consumer Staples	2.9
Materials	2.3
Non-U.S. Government Agency ABS	0.2
Real Estate	0.2
U.S. Government Agency MBS	-
Securities Lending Collateral	2.7
Other Short Term Investments	1.0
Total Investments	100.0%

JNL/Goldman Sachs 4 Fund

Composition as of June 30, 2022:
Information Technology	25.6%
Health Care	15.2
Consumer Discretionary	12.2
Financials	9.7
Communication Services	9.0
Industrials	7.0
Consumer Staples	6.4
Energy	4.4
Utilities	3.8
Materials	3.3
Real Estate	3.0
Short Term Investments	0.4
Total Investments	100.0%

JNL/GQG Emerging Markets Equity Fund

Composition as of June 30, 2022:
Energy	22.3%
Financials	20.2
Materials	12.1
Consumer Staples	12.0
Consumer Discretionary	8.1
Communication Services	7.3
Information Technology	6.7

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Health Care	3.1
Utilities	1.8
Other Short Term Investments	6.4
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2022:
Financials	23.3%
Consumer Discretionary	19.6
Communication Services	14.9
Information Technology	14.8
Health Care	10.9
Industrials	5.0
Consumer Staples	4.9
Materials	4.4
Other Short Term Investments	2.2
Total Investments	100.0%

JNL/Heitman U.S. Focused Real Estate Fund

Composition as of June 30, 2022:
Real Estate	99.8%
Other Short Term Investments	0.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Invesco Diversified Dividend Fund

Composition as of June 30, 2022:
Health Care	21.5%
Financials	17.3
Consumer Staples	9.4
Information Technology	9.0
Industrials	8.6
Energy	8.1
Communication Services	7.3
Utilities	6.9
Consumer Discretionary	4.6
Real Estate	2.1
Materials	1.4
Other Short Term Investments	3.8
Total Investments	100.0%

JNL/Invesco Global Growth Fund

Composition as of June 30, 2022:
Information Technology	30.6%
Communication Services	17.2
Consumer Discretionary	15.5
Industrials	13.5
Health Care	11.6
Financials	7.4
Real Estate	3.1
Materials	0.2
Consumer Staples	0.2
Other Short Term Investments	0.4
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2022:
Information Technology	23.5%
Health Care	23.4
Industrials	16.1
Consumer Discretionary	11.7
Financials	6.7
Energy	4.3
Consumer Staples	3.3
Materials	3.2
Real Estate	1.7
Communication Services	1.3
Other Short Term Investments	4.0
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/JPMorgan Global Allocation Fund

Composition as of June 30, 2022:
Government Securities	17.6%
Financials	13.0
Information Technology	12.6
Health Care	9.8
Consumer Discretionary	9.3
Industrials	8.3
Communication Services	4.9
Energy	4.5
Consumer Staples	3.9
Materials	2.2
Utilities	1.9
Real Estate	1.7
Warrants	0.3
Investment Companies	-
Other Short Term Investments	9.7
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

JNL/JPMorgan Hedged Equity Fund

Composition as of June 30, 2022:
Information Technology	26.8%
Health Care	15.2
Consumer Discretionary	10.6
Financials	10.5
Communication Services	9.2
Industrials	7.8
Consumer Staples	6.5
Energy	4.3
Utilities	3.1
Real Estate	2.8
Materials	2.5
Other Short Term Investments	0.7
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2022:
Information Technology	27.2%
Health Care	23.5
Industrials	15.2
Consumer Discretionary	12.0
Financials	10.6
Energy	3.3
Communication Services	3.2
Consumer Staples	1.4
Materials	0.5
Other Short Term Investments	3.1
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2022:
U.S. Government Agency MBS	45.0%
Government Securities	38.0
Non-U.S. Government Agency ABS	7.5
Financials	2.3
Communication Services	1.3
Health Care	0.8
Consumer Staples	0.6
Consumer Discretionary	0.2
Real Estate	0.2
Energy	0.1
Other Short Term Investments	4.0
Total Investments	100.0%

JNL/JPMorgan U.S. Value Fund

Composition as of June 30, 2022:
Financials	23.9%
Health Care	19.2
Industrials	12.0
Energy	7.6
Consumer Discretionary	7.1
Information Technology	6.9
Consumer Staples	6.8
Communication Services	5.1
Materials	3.7
Utilities	3.6
Real Estate	1.4
Other Equity Interests	-
Other Short Term Investments	2.7
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2022:
Industrials	23.0%
Financials	19.2
Health Care	11.6
Consumer Discretionary	9.4
Consumer Staples	8.2
Materials	7.1
Information Technology	6.9
Communication Services	4.8
Utilities	3.3
Energy	2.3
Real Estate	1.0
Other Short Term Investments	3.0
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Loomis Sayles Global Growth Fund

Composition as of June 30, 2022:
Information Technology	22.9%
Consumer Discretionary	19.0
Health Care	18.5
Communication Services	17.4
Industrials	10.5
Consumer Staples	7.4
Financials	2.9
Other Short Term Investments	1.4
Total Investments	100.0%

JNL/Lord Abbett Short Duration Income Fund

Composition as of June 30, 2022:
Non-U.S. Government Agency ABS	40.2%
Financials	20.8
Government Securities	9.1
Energy	6.4
Consumer Discretionary	4.9
Utilities	4.6
Industrials	2.6
Information Technology	2.6
Communication Services	2.4
Materials	1.7
Real Estate	1.6
Consumer Staples	0.9
Health Care	0.7
U.S. Government Agency MBS	0.5
Other Short Term Investments	0.7
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Communication Services Sector Fund

Composition as of June 30, 2022:
Communication Services	97.9%
Information Technology	0.6
Consumer Discretionary	0.4
Other Short Term Investments	0.7
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of June 30, 2022:

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Consumer Discretionary	91.4%
Materials	3.3
Communication Services	2.3
Industrials	1.4
Consumer Staples	0.2
Information Technology	0.1
Financials	0.1
Health Care	-
Securities Lending Collateral	0.9
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/Mellon Consumer Staples Sector Fund

Composition as of June 30, 2022:
Consumer Staples	95.9%
Consumer Discretionary	3.0
Other Short Term Investments	0.9
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Dow Index Fund

Composition as of June 30, 2022:
Health Care	21.8%
Information Technology	20.8
Financials	15.3
Consumer Discretionary	13.3
Industrials	13.2
Consumer Staples	7.8
Communication Services	3.1
Energy	3.1
Materials	1.1
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon Energy Sector Fund

Composition as of June 30, 2022:
Energy	99.3%
Utilities	0.4
Materials	0.3
Other Short Term Investments	-
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Financial Sector Fund

Composition as of June 30, 2022:
Financials	85.2%
Information Technology	14.2
Health Care	-
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon Healthcare Sector Fund

Composition as of June 30, 2022:
Health Care	98.8%
Consumer Staples	0.5
Materials	0.2
Information Technology	0.1
Consumer Discretionary	-
Securities Lending Collateral	0.2
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Industrials Sector Fund

Composition as of June 30, 2022:
Industrials	91.8%
Information Technology	5.7
Materials	0.7
Consumer Discretionary	0.5
Utilities	0.2
Consumer Staples	0.1
Health Care	0.1
Communication Services	-
Other Short Term Investments	0.6
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Information Technology Sector Fund

Composition as of June 30, 2022:
Information Technology	98.1%
Industrials	1.3
Consumer Discretionary	0.2
Communication Services	0.2
Financials	-
Utilities	-
Securities Lending Collateral	0.2
Other Short Term Investments	-
Total Investments	100.0%

JNL/Mellon Materials Sector Fund

Composition as of June 30, 2022:
Materials	94.8%
Health Care	2.0
Industrials	1.2
Consumer Staples	0.3
Energy	0.2
Other Short Term Investments	1.4
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon Nasdaq 100 Index Fund

Composition as of June 30, 2022:
Information Technology	49.7%
Communication Services	17.7
Consumer Discretionary	14.2
Consumer Staples	6.6
Health Care	6.4
Industrials	3.4
Utilities	1.4
Securities Lending Collateral	0.4
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Real Estate Sector Fund

Composition as of June 30, 2022:
Real Estate	96.5%
Industrials	1.7
Financials	1.0
Securities Lending Collateral	0.6
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon S&P 500 Index Fund

Composition as of June 30, 2022:
Information Technology	25.0%
Health Care	14.2
Financials	10.1
Consumer Discretionary	9.3
Communication Services	8.5
Industrials	7.4
Consumer Staples	6.9
Energy	4.1
Utilities	2.9
Real Estate	2.7
Materials	2.4
Securities Lending Collateral	5.7
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/Mellon U.S. Stock Market Index Fund Fund

Composition as of June 30, 2022:
Information Technology	25.9%
Health Care	14.6
Financials	11.2
Consumer Discretionary	10.0
Industrials	8.6
Communication Services	8.4
Consumer Staples	6.8
Energy	4.4
Real Estate	3.6
Utilities	3.1
Materials	2.8
Short Term Investments	0.3
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Utilities Sector Fund

Composition as of June 30, 2022:
Utilities	99.1%
Energy	0.1
Other Short Term Investments	0.8
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon World Index Fund

Composition as of June 30, 2022:
Information Technology	20.5%
Health Care	14.0
Financials	13.7
Consumer Discretionary	9.9
Industrials	9.8
Consumer Staples	8.0
Communication Services	7.3
Energy	4.8
Materials	4.2
Utilities	3.2
Real Estate	2.8
Other Short Term Investments	1.6
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2022:
Financials	20.0%
Industrials	14.2
Consumer Discretionary	10.6
Information Technology	9.9
Materials	9.3
Utilities	7.8
Health Care	7.2
Real Estate	6.7
Energy	6.7
Consumer Staples	4.5
Communication Services	1.9
Other Short Term Investments	1.1
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Composition as of June 30, 2022:
Financials	80.7%
Investment Companies	10.1
Utilities	4.7
Industrials	2.7
Health Care	1.0
Consumer Discretionary	-
Communication Services	-
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Morningstar U.S. Sustainability Index Fund

Composition as of June 30, 2022:
Information Technology	29.5%
Health Care	15.0
Financials	10.8
Consumer Discretionary	9.9
Communication Services	7.6

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Consumer Staples	7.6
Industrials	7.4
Real Estate	5.4
Materials	2.7
Energy	2.5
Utilities	1.5
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Morningstar Wide Moat Index Fund

Composition as of June 30, 2022:
Information Technology	29.0%
Industrials	17.3
Health Care	15.1
Financials	10.9
Consumer Discretionary	8.4
Consumer Staples	7.9
Communication Services	7.1
Materials	3.5
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/Neuberger Berman Commodity Strategy Fund

Composition as of June 30, 2022:
Other Short Term Investments	32.2%
Financials	29.5
Non-U.S. Government Agency ABS	14.5
Health Care	5.2
Communication Services	4.7
Utilities	4.4
Consumer Discretionary	3.3
Real Estate	1.4
Industrials	1.3
Government Securities	1.2
Energy	1.2
Information Technology	0.6
Consumer Staples	0.5
Total Investments	100.0%

JNL/Neuberger Berman Gold Plus Strategy Fund

Composition as of June 30, 2022:
Other Short Term Investments	69.1%
Government Securities	16.5
Financials	6.8
Communication Services	3.1
Health Care	2.2
Information Technology	1.1
Real Estate	1.0
Industrials	0.2
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2022:
U.S. Government Agency MBS	26.6%
Government Securities	16.4
Non-U.S. Government Agency ABS	9.4
Financials	9.4
Communication Services	7.0
Energy	5.8
Consumer Discretionary	4.7
Industrials	3.4
Information Technology	2.5
Consumer Staples	2.1
Utilities	2.1
Health Care	2.1
Materials	2.0
Real Estate	1.9
Other Short Term Investments	2.5
Securities Lending Collateral	2.1
Total Investments	100.0%

JNL/Newton Equity Income Fund

Composition as of June 30, 2022:
Financials	28.5%
Health Care	20.6
Industrials	14.4
Energy	10.1
Information Technology	7.4
Utilities	6.0
Communication Services	4.5
Consumer Discretionary	2.2
Consumer Staples	2.0
Materials	1.0
Other Short Term Investments	3.1
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/PIMCO Income Fund

Composition as of June 30, 2022:
Non-U.S. Government Agency ABS	26.5%
U.S. Government Agency MBS	23.0
Government Securities	11.2
Financials	9.1
Consumer Discretionary	4.8
Communication Services	4.7
Industrials	4.3
Utilities	2.6
Health Care	1.7
Information Technology	1.4
Energy	1.2
Real Estate	0.6
Rights	0.2
Consumer Staples	0.1
Materials	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	8.1
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/PIMCO Investment Grade Credit Bond Fund

Composition as of June 30, 2022:
Financials	31.2%
Government Securities	14.8
Utilities	7.0
Consumer Discretionary	6.2
Real Estate	5.7
Energy	5.3
Information Technology	5.3
Industrials	4.8
Communication Services	4.7
Non-U.S. Government Agency ABS	4.2
U.S. Government Agency MBS	3.3
Health Care	3.0
Consumer Staples	1.4
Materials	0.6
Other Short Term Investments	1.8
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2022:
Government Securities††	88.2%
Non-U.S. Government Agency ABS	10.0
Financials	1.1
U.S. Government Agency MBS	0.7
Industrials	-
Consumer Discretionary	-
Real Estate	-
Information Technology	-
Health Care	-
Utilities	-
Communication Services	-
Other Short Term Investments††	-
Net Long (Short) Investments	100.0%

††The Fund's weightings in TIPS was 87.3% of net investments

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2022:
Consumer Discretionary	17.2%
Industrials	14.7
Health Care	14.3
Information Technology	12.9
Communication Services	10.0
Materials	7.3
Financials	6.9
Consumer Staples	4.5
Energy	3.2
Utilities	0.9
Warrants	-
Other Equity Interests	-
Other Short Term Investments	8.1
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2022:
Communication Services	17.4%
Consumer Discretionary	16.9
Energy	16.2
Industrials	12.1
Financials	11.0
Health Care	5.5
Information Technology	4.8
Consumer Staples	4.3
Materials	2.6
Utilities	1.2
Investment Companies	1.1
Real Estate	0.7
Other Equity Interests	-
Securities Lending Collateral	3.4
Other Short Term Investments	2.8
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2022:
Government Securities	23.0%
U.S. Government Agency MBS	20.5
Financials	16.0
Non-U.S. Government Agency ABS	8.6
Energy	5.0
Health Care	4.0
Consumer Discretionary	3.7
Industrials	3.4
Communication Services	3.4
Utilities	3.1
Consumer Staples	3.0
Real Estate	1.2
Information Technology	0.9
Materials	0.6
Other Short Term Investments	3.1
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/RAFI Fundamental U.S. Small Cap Fund

Composition as of June 30, 2022:
Industrials	16.5%
Financials	13.6
Information Technology	12.5
Consumer Discretionary	12.3
Real Estate	12.0
Health Care	8.6
Materials	6.8
Energy	5.9
Consumer Staples	4.4
Utilities	3.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Communication Services	3.2
Securities Lending Collateral	0.4
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/RAFI Multi-Factor U.S. Equity Fund

Composition as of June 30, 2022:
Health Care	17.0%
Consumer Staples	16.6
Information Technology	15.8
Consumer Discretionary	9.7
Financials	9.1
Industrials	8.9
Energy	8.9
Real Estate	4.4
Communication Services	4.0
Materials	3.2
Utilities	2.2
Securities Lending Collateral	0.1
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/T. Rowe Price Balanced Fund

Composition as of June 30, 2022:
Information Technology	13.4%
Financials	12.1
Health Care	11.8
U.S. Government Agency MBS	9.2
Government Securities	8.8
Consumer Discretionary	7.9
Communication Services	6.4
Industrials	5.8
Consumer Staples	5.3
Materials	3.8
Utilities	3.6
Energy	3.6
Non-U.S. Government Agency ABS	3.0
Real Estate	2.9
Other Short Term Investments	1.7
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2022:
Information Technology	22.8%
Health Care	18.4
Industrials	14.1
Financials	12.7
Consumer Discretionary	11.7
Government Securities	8.0
Communication Services	4.9
Utilities	1.8
Consumer Staples	1.0
Energy	0.5
Materials	0.3
Real Estate	0.1
Non-U.S. Government Agency ABS	0.1
Investment Companies	-
Other Short Term Investments	3.2
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2022:
Information Technology	43.2%
Consumer Discretionary	22.0
Communication Services	14.9
Health Care	12.1
Industrials	6.2
Financials	0.2
Other Short Term Investments	1.3
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2022:
Health Care	27.0%
Information Technology	21.5
Industrials	16.4
Consumer Discretionary	10.7
Materials	6.5
Financials	6.0
Consumer Staples	3.7
Communication Services	1.7
Energy	1.5
Other Short Term Investments	4.6
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2022:
Non-U.S. Government Agency ABS	23.5%
Government Securities	19.1
Financials	16.1
U.S. Government Agency MBS	4.7
Consumer Discretionary	4.5
Energy	4.1
Health Care	3.6
Information Technology	2.6
Utilities	2.6
Communication Services	2.4
Industrials	2.2
Real Estate	1.6
Consumer Staples	1.6
Materials	1.2
Securities Lending Collateral	8.2
Other Short Term Investments	2.0
Total Investments	100.0%

JNL/T. Rowe Price U.S. High Yield Fund

Composition as of June 30, 2022:
Consumer Discretionary	17.5%
Energy	14.8
Communication Services	14.3
Financials	10.7
Industrials	10.3
Materials	6.1
Consumer Staples	6.1
Health Care	4.1
Information Technology	3.3
Real Estate	2.9
Utilities	0.9
Warrants	-
Securities Lending Collateral	8.1
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2022:
Health Care	25.9%
Financials	14.2
Utilities	12.9
Consumer Staples	11.6
Information Technology	9.1
Industrials	8.9
Energy	3.8
Consumer Discretionary	3.7
Materials	2.7
Communication Services	2.3
Real Estate	2.2
Other Short Term Investments	2.7
Total Investments	100.0%

JNL/WCM China Quality Growth Fund

Composition as of June 30, 2022:
Consumer Discretionary	15.4%
Consumer Staples	14.3
Industrials	14.2
Information Technology	13.4
Financials	11.2
Health Care	8.5
Communication Services	8.2
Materials	4.5
Real Estate	3.8
Other Short Term Investments	6.5
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2022:
Health Care	25.6%
Information Technology	22.8
Consumer Discretionary	15.2
Industrials	13.6
Financials	8.3
Consumer Staples	5.2
Materials	2.8
Other Short Term Investments	3.8
Securities Lending Collateral	2.7
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2022:
Financials	41.0%
Information Technology	9.8
Communication Services	9.7
Consumer Discretionary	8.5
Industrials	7.1
Health Care	6.5
Real Estate	5.9
Other Equity Interests	3.2
Consumer Staples	1.8
Energy	1.3
Utilities	1.1
Investment Companies	0.8
Materials	0.7
Rights	0.3
Warrants	0.1
Other Short Term Investments	2.2
Net Long (Short) Investments	100.0%

JNL/Western Asset Global Multi-Sector Bond Fund

Composition as of June 30, 2022:
Government Securities	28.6%
Financials	14.5
Energy	11.4
Communication Services	8.0
Consumer Discretionary	7.3
Industrials	6.8
Materials	6.1
Health Care	3.7
Consumer Staples	3.2
Non-U.S. Government Agency ABS	2.0
Real Estate	1.1
U.S. Government Agency MBS	0.8
Information Technology	0.3
Other Short Term Investments	6.1
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/William Blair International Leaders Fund

Composition as of June 30, 2022:
Industrials	26.5%
Information Technology	16.7
Health Care	15.5
Consumer Discretionary	11.7

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2022

Financials	11.3
Energy	6.1
Materials	4.2
Consumer Staples	3.2
Utilities	1.5
Real Estate	0.9
Other Short Term Investments	2.4
Total Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2022:
Information Technology	13.7%
Government Securities	13.1
Health Care	11.6
Financials	11.0
U.S. Government Agency MBS	9.5
Consumer Discretionary	6.5
Industrials	5.7
Consumer Staples	5.6
Communication Services	5.4
Utilities	4.0
Energy	3.5
Real Estate	1.7
Non-U.S. Government Agency ABS	1.6
Materials	1.3
Other Short Term Investments	5.8
Securities Lending Collateral	-
Total Investments	100.0%

JNL/WMC Equity Income Fund

Composition as of June 30, 2022:
Health Care	21.0%
Financials	17.5
Consumer Staples	11.9
Information Technology	10.2
Industrials	9.4
Utilities	8.2
Energy	7.7
Consumer Discretionary	4.5
Materials	3.1
Communication Services	2.8
Real Estate	0.9
Securities Lending Collateral	1.5
Other Short Term Investments	1.3
Total Investments	100.0%

JNL/WMC Global Real Estate Fund

Composition as of June 30, 2022:
Real Estate	93.0%
Consumer Discretionary	2.7
Communication Services	1.5
Information Technology	0.7
Industrials	0.5
Financials	-
Securities Lending Collateral	1.4
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2022:
Other Short Term Investments	79.8%
Government Securities	20.2
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2022:
Health Care	19.8%
Financials	17.8
Industrials	12.0
Information Technology	11.6
Communication Services	9.4
Utilities	5.9
Consumer Discretionary	5.8
Energy	5.6
Real Estate	4.9
Consumer Staples	4.0
Materials	2.0
Other Short Term Investments	1.2
Securities Lending Collateral	-
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	111,607	2,446,421
Total Investment Companies (cost $2,718,380)		2,446,421
Total Investments 100.0% (cost $2,718,380)		2,446,421
Other Assets and Liabilities, Net (0.0)%		(832)
Total Net Assets 100.0%		2,445,589

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - Bond Fund of America - Class 1	12,157	120,596
Total Investment Companies (cost $131,453)		120,596
Total Investments 100.0% (cost $131,453)		120,596
Other Assets and Liabilities, Net (0.0)%		(37)
Total Net Assets 100.0%		120,559

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	28,914	314,298
Total Investment Companies (cost $313,847)		314,298
Total Investments 100.0% (cost $313,847)		314,298
Other Assets and Liabilities, Net (0.0)%		(121)
Total Net Assets 100.0%		314,177

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	39,676	385,257
Total Investment Companies (cost $471,694)		385,257
Total Investments 100.0% (cost $471,694)		385,257
Other Assets and Liabilities, Net (0.0)%		(131)
Total Net Assets 100.0%		385,126

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	24,452	710,809
Total Investment Companies (cost $829,777)		710,809
Total Investments 100.0% (cost $829,777)		710,809
Other Assets and Liabilities, Net (0.0)%		(275)
Total Net Assets 100.0%		710,534

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	39,274	613,464
Total Investment Companies (cost $881,449)		613,464
Total Investments 100.0% (cost $881,449)		613,464
Other Assets and Liabilities, Net (0.0)%		(221)
Total Net Assets 100.0%		613,243

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	41,792	3,201,647
Total Investment Companies (cost $3,977,026)		3,201,647
Total Investments 100.0% (cost $3,977,026)		3,201,647
Other Assets and Liabilities, Net (0.0)%		(1,004)
Total Net Assets 100.0%		3,200,643

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	171,209	8,353,305
Total Investment Companies (cost $8,402,358)		8,353,305
Total Investments 100.0% (cost $8,402,358)		8,353,305
Other Assets and Liabilities, Net (0.0)%		(3,132)
Total Net Assets 100.0%		8,350,173

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	91,623	1,389,920
Total Investment Companies (cost $1,770,060)		1,389,920
Total Investments 100.0% (cost $1,770,060)		1,389,920
Other Assets and Liabilities, Net (0.0)%		(544)
Total Net Assets 100.0%		1,389,376

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	60,043	1,321,548
Total Investment Companies (cost $1,433,558)		1,321,548
Total Investments 100.0% (cost $1,433,558)		1,321,548
Other Assets and Liabilities, Net (0.0)%		(570)
Total Net Assets 100.0%		1,320,978

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	277,979	3,408,022
Total Investment Companies (cost $3,761,499)		3,408,022
Total Investments 100.0% (cost $3,761,499)		3,408,022
Other Assets and Liabilities, Net (0.0)%		(1,360)
Total Net Assets 100.0%		3,406,662

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.7%) (a)	121,677	1,098,740
Total Investment Companies (cost $1,216,432)		1,098,740
Total Investments 100.0% (cost $1,216,432)		1,098,740
Other Assets and Liabilities, Net (0.0)%		(226)
Total Net Assets 100.0%		1,098,514

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.9%) (a)	112,971	872,136
Total Investment Companies (cost $1,126,191)		872,136
Total Investments 100.0% (cost $1,126,191)		872,136
Other Assets and Liabilities, Net (0.0)%		(246)
Total Net Assets 100.0%		871,890

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.9%) (a)	248,298	2,065,835
Total Investment Companies (cost $2,482,532)		2,065,835
Total Investments 100.0% (cost $2,482,532)		2,065,835
Other Assets and Liabilities, Net (0.0)%		(472)
Total Net Assets 100.0%		2,065,363

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.9%) (a)	350,685	2,945,751
Total Investment Companies (cost $3,504,765)		2,945,751
Total Investments 100.0% (cost $3,504,765)		2,945,751
Other Assets and Liabilities, Net (0.0)%		(551)
Total Net Assets 100.0%		2,945,200

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.9%) (a)	273,740	2,321,317
Total Investment Companies (cost $2,737,501)		2,321,317
Total Investments 100.0% (cost $2,737,501)		2,321,317
Other Assets and Liabilities, Net (0.0)%		(432)
Total Net Assets 100.0%		2,320,885

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.1%
JNL Multi-Manager Mid Cap Fund - Class I (8.4%) (a)	7,457	122,297
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	899	30,971
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,587	40,645
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (37.2%) (a)	6,449	26,117
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.7%) (a)	3,968	73,363
JNL/JPMorgan U.S. Value Fund - Class I (4.9%) (a)	5,397	75,013
JNL/Morningstar Wide Moat Index Fund - Class I (10.4%) (a)	7,124	88,547
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	942	49,622
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	3,854	86,132
JNL/WMC Equity Income Fund - Class I (6.6%) (a)	4,944	75,101
		667,808
International Equity 17.9%
JNL Multi-Manager International Small Cap Fund - Class I (8.2%) (a)	4,539	48,437
JNL/Causeway International Value Select Fund - Class I (6.3%) (a)	6,233	91,378
JNL/WCM Focused International Equity Fund - Class I (7.4%) (a)	6,428	103,941
		243,756
Alternative 10.7%
JNL Multi-Manager Alternative Fund - Class I (1.6%) (a)	1,703	18,048
JNL/Blackrock Global Natural Resources Fund - Class I (1.0%) (a)	1,331	15,284
JNL/First Sentier Global Infrastructure Fund - Class I (5.1%) (a)	3,068	52,157
JNL/Heitman U.S. Focused Real Estate Fund - Class I (9.0%) (a)	2,088	24,573
JNL/Neuberger Berman Commodity Strategy Fund - Class I (6.7%) (a)	1,521	25,623
JNL/Westchester Capital Event Driven Fund - Class I (7.7%) (a)	916	10,592
		146,277
Global Equity 10.1%
JNL/Harris Oakmark Global Equity Fund - Class I (9.9%) (a)	6,434	73,539
JNL/Loomis Sayles Global Growth Fund - Class I (11.3%) (a)	5,523	64,560
		138,099
Emerging Markets Equity 6.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.6%) (a)	4,335	37,974
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	4,693	54,298
		92,272
Domestic Fixed Income 5.4%
JNL/DoubleLine Total Return Fund - Class I (2.0%) (a)	4,474	47,564
JNL/Lord Abbett Short Duration Income Fund - Class I (2.7%) (a)	2,559	25,614
		73,178
Total Investment Companies (cost $1,293,232)		1,361,390
Total Investments 100.0% (cost $1,293,232)		1,361,390
Other Assets and Liabilities, Net (0.0)%		(314)
Total Net Assets 100.0%		1,361,076

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 64.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	5,204	69,936
JNL/DoubleLine Total Return Fund - Class I (4.0%) (a)	8,766	93,184
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (1.9%) (a)	2,221	26,030
JNL/Lord Abbett Short Duration Income Fund - Class I (4.3%) (a)	4,049	40,535
JNL/PIMCO Income Fund - Class I (4.0%) (a)	5,181	53,262
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.6%) (a)	2,862	32,485
JNL/PIMCO Real Return Fund - Class I (0.7%) (a)	1,120	12,836
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	4,282	52,159
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.5%) (a)	3,457	34,497
		414,924

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
Alternative 10.9%
JNL Multi-Manager Alternative Fund - Class I (3.8%) (a)	4,111	43,574
JNL/First Sentier Global Infrastructure Fund - Class I (0.5%) (a)	325	5,524
JNL/Heitman U.S. Focused Real Estate Fund - Class I (0.9%) (a)	217	2,556
JNL/JPMorgan Hedged Equity Fund - Class I (1.6%) (a)	929	11,403
JNL/Neuberger Berman Commodity Strategy Fund - Class I (2.0%) (a)	442	7,449
		70,506
Domestic Equity 8.4%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	473	7,765
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	90	3,093
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	299	4,692
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	327	6,038
JNL/JPMorgan U.S. Value Fund - Class I (0.7%) (a)	789	10,965
JNL/Morningstar Wide Moat Index Fund - Class I (1.1%) (a)	774	9,620
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	780	11,850
		54,023
International Equity 5.8%
JNL/Blackrock Global Allocation Fund - Class I (0.9%) (a)	1,977	28,730
JNL/Causeway International Value Select Fund - Class I (0.2%) (a)	213	3,118
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	360	5,825
		37,673
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,705	35,266
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.9%) (a)	2,482	25,614
Emerging Markets Equity 1.0%
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	543	6,284
Total Investment Companies (cost $684,020)		644,290
Total Investments 100.0% (cost $684,020)		644,290
Other Assets and Liabilities, Net (0.0)%		(139)
Total Net Assets 100.0%		644,151

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.3%
JNL Multi-Manager Mid Cap Fund - Class I (15.7%) (a)	13,885	227,714
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,701	58,634
JNL Multi-Manager Small Cap Value Fund - Class I (5.1%) (a)	5,158	81,039
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (60.8%) (a)	10,545	42,708
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.4%) (a)	6,946	128,424
JNL/JPMorgan U.S. Value Fund - Class I (8.2%) (a)	9,078	126,186
JNL/Morningstar Wide Moat Index Fund - Class I (20.1%) (a)	13,691	170,182
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	1,807	95,197
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	7,411	165,637
JNL/WMC Equity Income Fund - Class I (11.8%) (a)	8,850	134,424
		1,230,145
International Equity 17.0%
JNL Multi-Manager International Small Cap Fund - Class I (15.6%) (a)	8,594	91,701
	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (13.3%) (a)	13,112	192,216
JNL/WCM Focused International Equity Fund - Class I (15.6%) (a)	13,646	220,661
		504,578
Domestic Fixed Income 15.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	5,203	69,930
JNL/DoubleLine Total Return Fund - Class I (7.3%) (a)	16,227	172,495
JNL/Lord Abbett Short Duration Income Fund - Class I (10.7%) (a)	10,157	101,671
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.7%) (a)	4,082	46,327
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.5%) (a)	6,675	66,619
		457,042
Alternative 12.1%
JNL Multi-Manager Alternative Fund - Class I (8.8%) (a)	9,595	101,708
JNL/Blackrock Global Natural Resources Fund - Class I (2.0%) (a)	2,540	29,162
JNL/First Sentier Global Infrastructure Fund - Class I (10.3%) (a)	6,234	105,979
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.5%) (a)	3,591	42,266
JNL/Neuberger Berman Commodity Strategy Fund - Class I (13.0%) (a)	2,924	49,235
JNL/Westchester Capital Event Driven Fund - Class I (22.5%) (a)	2,655	30,697
		359,047
Global Equity 7.6%
JNL/Harris Oakmark Global Equity Fund - Class I (15.5%) (a)	10,064	115,031
JNL/Loomis Sayles Global Growth Fund - Class I (19.6%) (a)	9,532	111,428
		226,459
Emerging Markets Equity 5.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.0%) (a)	7,205	63,117
JNL/GQG Emerging Markets Equity Fund - Class I (12.6%) (a)	7,657	88,588
		151,705
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.9%) (a)	4,407	45,476
Total Investment Companies (cost $2,968,060)		2,974,452
COMMON STOCKS 0.0%
Russian Federation 0.0%
Mobile Telesystems PJSC - ADR (b) (d)	18	-
Public Joint Stock Company "Severstal" (b) (d)	27	-
Public Joint Stock Society "Inter RAO UES" (b) (d)	4,795	-
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (b) (d)	193	-
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" (b) (d)	2	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	-	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c)	18	-
TCS Group Holding PLC - GDR (b) (c) (d)	1	-
Total Common Stocks (cost $2,484)		—
Total Investments 100.0% (cost $2,970,544)		2,974,452
Other Assets and Liabilities, Net (0.0)%		(450)
Total Net Assets 100.0%		2,974,002

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Shares	Value ($)

(c)  Non-income producing security.

(d)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Note 7 in the Notes to Financial Statements.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 45.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	10,225	137,427
JNL/DoubleLine Total Return Fund - Class I (9.7%) (a)	21,494	228,480
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.1%) (a)	5,788	67,839
JNL/Lord Abbett Short Duration Income Fund - Class I (11.9%) (a)	11,344	113,548
JNL/PIMCO Income Fund - Class I (9.3%) (a)	12,157	124,975
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	6,947	78,846
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	3,902	44,720
JNL/PPM America Total Return Fund - Class I (8.6%) (a)	10,455	127,347
JNL/T. Rowe Price U.S. High Yield Fund - Class I (17.2%) (a)	9,183	91,649
		1,014,831
Domestic Equity 18.3%
JNL Multi-Manager Mid Cap Fund - Class I (4.8%) (a)	4,238	69,499
JNL Multi-Manager Small Cap Growth Fund - Class I (1.0%) (a)	657	22,628
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,737	42,998
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.1%) (a)	2,228	41,200
JNL/JPMorgan U.S. Value Fund - Class I (4.0%) (a)	4,392	61,045
JNL/Morningstar Wide Moat Index Fund - Class I (9.6%) (a)	6,535	81,233
JNL/T. Rowe Price Established Growth Fund - Class I (0.4%) (a)	602	31,723
JNL/WMC Equity Income Fund - Class I (4.9%) (a)	3,672	55,778
		406,104
Alternative 12.4%
JNL Multi-Manager Alternative Fund - Class I (12.3%) (a)	13,466	142,740
JNL/First Sentier Global Infrastructure Fund - Class I (5.5%) (a)	3,304	56,165
JNL/Heitman U.S. Focused Real Estate Fund - Class I (4.0%) (a)	917	10,792
JNL/JPMorgan Hedged Equity Fund - Class I (4.7%) (a)	2,801	34,369
JNL/Neuberger Berman Commodity Strategy Fund - Class I (8.2%) (a)	1,843	31,040
		275,106
International Equity 8.6%
JNL Multi-Manager International Small Cap Fund - Class I (2.7%) (a)	1,512	16,129
JNL/Blackrock Global Allocation Fund - Class I (2.4%) (a)	5,323	77,347
JNL/Causeway International Value Select Fund - Class I (3.4%) (a)	3,327	48,768
JNL/WCM Focused International Equity Fund - Class I (3.5%) (a)	3,018	48,799
		191,043
Domestic Balanced 6.2%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.3%) (a)	6,688	138,367
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.9%) (a)	7,542	77,836
Emerging Markets Equity 2.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,546	22,304
JNL/GQG Emerging Markets Equity Fund - Class I (5.4%) (a)	3,309	38,289
		60,593
	Shares	Value ($)
Global Equity 2.6%
JNL/Harris Oakmark Global Equity Fund - Class I (5.0%) (a)	3,273	37,415
JNL/Loomis Sayles Global Growth Fund - Class I (3.4%) (a)	1,667	19,484
		56,899
Total Investment Companies (cost $2,178,672)		2,220,779
Total Investments 100.0% (cost $2,178,672)		2,220,779
Other Assets and Liabilities, Net (0.0)%		(547)
Total Net Assets 100.0%		2,220,232

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 29.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.1%) (a)	11,682	157,008
JNL/DoubleLine Total Return Fund - Class I (11.4%) (a)	25,105	266,867
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.9%) (a)	7,881	92,361
JNL/Lord Abbett Short Duration Income Fund - Class I (18.2%) (a)	17,364	173,817
JNL/PIMCO Income Fund - Class I (9.0%) (a)	11,786	121,162
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.5%) (a)	7,188	81,583
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	3,499	40,096
JNL/PPM America Total Return Fund - Class I (7.6%) (a)	9,227	112,387
JNL/T. Rowe Price U.S. High Yield Fund - Class I (22.0%) (a)	11,721	116,975
		1,162,256
Domestic Equity 27.1%
JNL Multi-Manager Mid Cap Fund - Class I (13.9%) (a)	12,309	201,876
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,697	58,495
JNL Multi-Manager Small Cap Value Fund - Class I (4.9%) (a)	4,964	77,984
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.2%) (a)	4,504	83,278
JNL/JPMorgan U.S. Value Fund - Class I (9.0%) (a)	9,934	138,078
JNL/Morningstar Wide Moat Index Fund - Class I (16.2%) (a)	11,078	137,699
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	1,976	104,075
JNL/T. Rowe Price Value Fund - Class I (3.0%) (a)	6,699	149,725
JNL/WMC Equity Income Fund - Class I (10.5%) (a)	7,902	120,034
		1,071,244
International Equity 14.4%
JNL Multi-Manager International Small Cap Fund - Class I (10.5%) (a)	5,768	61,541
JNL/Blackrock Global Allocation Fund - Class I (3.7%) (a)	8,192	119,028
JNL/Causeway International Value Select Fund - Class I (13.5%) (a)	13,234	194,011
JNL/WCM Focused International Equity Fund - Class I (13.9%) (a)	12,151	196,485
		571,065
Alternative 14.1%
JNL Multi-Manager Alternative Fund - Class I (17.7%) (a)	19,439	206,048
JNL/Blackrock Global Natural Resources Fund - Class I (1.9%) (a)	2,396	27,509
JNL/First Sentier Global Infrastructure Fund - Class I (11.7%) (a)	7,087	120,477
JNL/Heitman U.S. Focused Real Estate Fund - Class I (21.3%) (a)	4,914	57,843
JNL/JPMorgan Hedged Equity Fund - Class I (8.5%) (a)	5,018	61,572
JNL/Neuberger Berman Commodity Strategy Fund - Class I (14.7%) (a)	3,312	55,778

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
JNL/Westchester Capital Event Driven Fund - Class I (22.4%) (a)	2,644	30,559
		559,786
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.2%) (a)	11,536	238,676
Emerging Markets Equity 3.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.7%) (a)	6,810	59,658
JNL/GQG Emerging Markets Equity Fund - Class I (12.5%) (a)	7,604	87,974
		147,632
Global Equity 3.4%
JNL/Harris Oakmark Global Equity Fund - Class I (10.4%) (a)	6,731	76,937
JNL/Loomis Sayles Global Growth Fund - Class I (10.1%) (a)	4,906	57,354
		134,291
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.2%) (a)	7,736	79,831
Total Investment Companies (cost $3,740,687)		3,964,781
Total Investments 100.0% (cost $3,740,687)		3,964,781
Other Assets and Liabilities, Net (0.0)%		(952)
Total Net Assets 100.0%		3,963,829

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.2%
American Funds Insurance Series - Growth Fund - Class 1	5,387	412,699
American Funds Investment Company of America Fund - Class R-6	12,782	522,295
American Funds Washington Mutual Investors Fund - Class R-6	9,775	495,908
		1,430,902
Domestic Fixed Income 19.2%
American Funds Inflation Linked Bond Fund - Class R-6	4,243	42,727
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,563	66,779
American Funds Insurance Series - Bond Fund of America - Class 1	24,541	243,444
American Funds Short Term Bond Fund of America - Class R-6	10,135	97,394
American Funds Strategic Bond Fund - Class R-6	16,938	172,939
		623,283
Global Equity 18.5%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	13,448	390,931
American Funds SMALLCAP World Fund - Class R-6	3,693	209,184
		600,115
International Equity 9.0%
American Funds EuroPacific Growth Fund - Class R-6	4,523	218,087
American Funds International Growth and Income Fund - Class R-6	2,377	74,472
		292,559
Emerging Markets Equity 7.5%
American Funds New World Fund - Class R-6	3,717	244,078
Emerging Markets Fixed Income 1.6%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,879	50,838
Total Investment Companies (cost $3,703,138)		3,241,775
Total Investments 100.0% (cost $3,703,138)		3,241,775
Other Assets and Liabilities, Net (0.0)%		(1,202)
Total Net Assets 100.0%		3,240,573

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 38.0%
American Funds Inflation Linked Bond Fund - Class R-6	3,786	38,120
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	9,155	80,835
American Funds Insurance Series - Bond Fund of America - Class 1	44,283	439,292
American Funds Short Term Bond Fund of America - Class R-6	12,229	117,521
American Funds Strategic Bond Fund - Class R-6	25,152	256,804
		932,572
Domestic Equity 33.9%
American Funds Insurance Series - Growth Fund - Class 1	2,749	210,575
American Funds Investment Company of America Fund - Class R-6	8,242	336,761
American Funds Washington Mutual Investors Fund - Class R-6	5,612	284,688
		832,024
Global Equity 12.9%
American Funds Insurance Series - Global Growth Fund - Class 1	6,951	202,079
American Funds SMALLCAP World Fund - Class R-6	2,037	115,394
		317,473
International Equity 8.2%
American Funds EuroPacific Growth Fund - Class R-6	2,760	133,097
American Funds International Growth and Income Fund - Class R-6	2,173	68,071
		201,168
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,670	109,671
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	8,517	62,939
Total Investment Companies (cost $2,855,367)		2,455,847
Total Investments 100.0% (cost $2,855,367)		2,455,847
Other Assets and Liabilities, Net (0.0)%		(929)
Total Net Assets 100.0%		2,454,918

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.7%
JNL Multi-Manager Mid Cap Fund - Class I (5.0%) (a)	4,405	72,239
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	588	20,256
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,654	41,693
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.6%) (a)	3,143	164,744
JNL/ClearBridge Large Cap Growth Fund - Class I (15.1%) (a)	10,590	165,517
JNL/Invesco Diversified Dividend Fund - Class I (12.2%) (a)	9,593	122,982
JNL/JPMorgan MidCap Growth Fund - Class I (1.9%) (a)	1,038	51,365
JNL/JPMorgan U.S. Value Fund - Class I (2.7%) (a)	2,944	40,928
JNL/T. Rowe Price Established Growth Fund - Class I (2.1%) (a)	3,326	175,204
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	331	20,688
JNL/T. Rowe Price Value Fund - Class I (5.8%) (a)	12,918	288,727
JNL/WMC Value Fund - Class I (8.2%) (a)	4,278	122,341
		1,286,684
International Equity 13.9%
JNL/Causeway International Value Select Fund - Class I (6.3%) (a)	6,214	91,095

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
JNL/Invesco International Growth Fund - Class I (4.8%) (a)	3,339	40,369
JNL/Lazard International Strategic Equity Fund - Class I (14.2%) (a)	5,173	71,602
JNL/WCM Focused International Equity Fund - Class I (5.9%) (a)	5,140	83,115
		286,181
Domestic Fixed Income 8.1%
JNL/DoubleLine Total Return Fund - Class I (2.6%) (a)	5,803	61,689
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	1,295	20,235
JNL/PPM America Total Return Fund - Class I (2.9%) (a)	3,552	43,268
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.4%) (a)	4,048	41,812
		167,004
Alternative 5.8%
JNL Multi-Manager Alternative Fund - Class I (5.6%) (a)	6,083	64,478
JNL/Blackrock Global Natural Resources Fund - Class I (1.7%) (a)	2,219	25,476
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.6%) (a)	1,715	28,885
		118,839
Global Equity 4.0%
JNL/Invesco Global Growth Fund - Class I (5.4%) (a)	4,266	82,589
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.0%) (a)	4,722	41,365
JNL/GQG Emerging Markets Equity Fund - Class I (4.3%) (a)	2,636	30,497
		71,862
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.3%) (a)	3,975	41,020
Total Investment Companies (cost $1,861,941)		2,054,179
Total Investments 100.0% (cost $1,861,941)		2,054,179
Other Assets and Liabilities, Net (0.0)%		(480)
Total Net Assets 100.0%		2,053,699

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 72.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	4,982	66,957
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	9,765	103,806
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.0%) (a)	5,717	66,998
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.6%) (a)	6,240	85,793
JNL/Lord Abbett Short Duration Income Fund - Class I (4.0%) (a)	3,831	38,345
JNL/PIMCO Income Fund - Class I (3.5%) (a)	4,624	47,533
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.3%) (a)	9,222	104,673
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	3,299	37,803
JNL/PPM America High Yield Bond Fund - Class I (0.6%) (a)	600	9,372
JNL/PPM America Total Return Fund - Class I (4.5%) (a)	5,506	67,068
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.7%) (a)	4,619	47,711
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.7%) (a)	924	9,223
		685,282
Domestic Equity 13.8%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	564	9,244
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	274	9,427
	Shares	Value ($)
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.4%) (a)	270	14,177
JNL/ClearBridge Large Cap Growth Fund - Class I (0.8%) (a)	579	9,053
JNL/DFA U.S. Core Equity Fund - Class I (1.8%) (a)	1,140	23,269
JNL/Invesco Diversified Dividend Fund - Class I (1.9%) (a)	1,457	18,677
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	189	9,372
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	180	9,503
JNL/T. Rowe Price Value Fund - Class I (0.6%) (a)	1,259	28,139
		130,861
Alternative 4.8%
JNL Multi-Manager Alternative Fund - Class I (2.5%) (a)	2,695	28,569
JNL/Blackrock Global Natural Resources Fund - Class I (1.1%) (a)	1,454	16,687
		45,256
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.2%) (a)	3,405	37,629
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.9%) (a)	1,822	18,803
International Equity 1.9%
JNL/Causeway International Value Select Fund - Class I (0.6%) (a)	628	9,212
JNL/Lazard International Strategic Equity Fund - Class I (1.8%) (a)	666	9,216
		18,428
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,073	9,403
Total Investment Companies (cost $964,265)		945,662
Total Investments 100.0% (cost $964,265)		945,662
Other Assets and Liabilities, Net (0.0)%		(254)
Total Net Assets 100.0%		945,408

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 57.7%
JNL Multi-Manager Mid Cap Fund - Class I (10.4%) (a)	9,192	150,755
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,264	43,545
JNL Multi-Manager Small Cap Value Fund - Class I (5.4%) (a)	5,448	85,587
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.8%) (a)	5,345	280,207
JNL/ClearBridge Large Cap Growth Fund - Class I (25.9%) (a)	18,193	284,359
JNL/Invesco Diversified Dividend Fund - Class I (25.7%) (a)	20,142	258,226
JNL/JPMorgan MidCap Growth Fund - Class I (4.0%) (a)	2,184	108,055
JNL/JPMorgan U.S. Value Fund - Class I (5.6%) (a)	6,193	86,088
JNL/T. Rowe Price Established Growth Fund - Class I (4.5%) (a)	7,105	374,310
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	691	43,203
JNL/T. Rowe Price Value Fund - Class I (10.4%) (a)	23,159	517,597
JNL/WMC Value Fund - Class I (15.8%) (a)	8,212	234,874
		2,466,806
Domestic Fixed Income 18.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	6,648	89,349
JNL/DoubleLine Total Return Fund - Class I (6.8%) (a)	14,963	159,053
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.3%) (a)	3,811	44,661

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
JNL/PIMCO Income Fund - Class I (3.2%) (a)	4,215	43,326
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.9%) (a)	7,638	86,688
JNL/PIMCO Real Return Fund - Class I (4.9%) (a)	7,435	85,200
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	4,069	63,601
JNL/PPM America Total Return Fund - Class I (7.5%) (a)	9,185	111,869
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.0%) (a)	8,445	87,238
		770,985
International Equity 11.0%
JNL/Causeway International Value Select Fund - Class I (10.3%) (a)	10,076	147,707
JNL/Invesco International Growth Fund - Class I (10.1%) (a)	7,104	85,888
JNL/Lazard International Strategic Equity Fund - Class I (25.3%) (a)	9,206	127,406
JNL/WCM Focused International Equity Fund - Class I (7.7%) (a)	6,750	109,148
		470,149
Alternative 5.7%
JNL Multi-Manager Alternative Fund - Class I (11.5%) (a)	12,575	133,299
JNL/Blackrock Global Natural Resources Fund - Class I (3.4%) (a)	4,347	49,898
JNL/Neuberger Berman Commodity Strategy Fund - Class I (15.6%) (a)	3,530	59,447
		242,644
Emerging Markets Equity 3.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.2%) (a)	7,408	64,898
JNL/GQG Emerging Markets Equity Fund - Class I (9.1%) (a)	5,517	63,830
		128,728
Global Equity 2.5%
JNL/Invesco Global Growth Fund - Class I (7.1%) (a)	5,607	108,556
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.0%) (a)	8,275	85,400
Total Investment Companies (cost $3,916,784)		4,273,268
Total Investments 100.0% (cost $3,916,784)		4,273,268
Other Assets and Liabilities, Net (0.0)%		(997)
Total Net Assets 100.0%		4,272,271

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.8%) (a)	6,437	86,511
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	11,227	119,344
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.5%) (a)	7,386	86,561
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.1%) (a)	10,178	139,944
JNL/Lord Abbett Short Duration Income Fund - Class I (9.2%) (a)	8,758	87,664
JNL/PIMCO Income Fund - Class I (6.4%) (a)	8,338	85,710
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.7%) (a)	15,197	172,490
JNL/PIMCO Real Return Fund - Class I (3.7%) (a)	5,576	63,896
JNL/PPM America High Yield Bond Fund - Class I (2.6%) (a)	2,712	42,392
JNL/PPM America Total Return Fund - Class I (10.2%) (a)	12,449	151,628
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.5%) (a)	9,244	95,495
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.9%) (a)	3,139	31,330
		1,162,965
	Shares	Value ($)
Domestic Equity 28.3%
JNL Multi-Manager Mid Cap Fund - Class I (2.9%) (a)	2,546	41,747
JNL Multi-Manager Small Cap Growth Fund - Class I (1.0%) (a)	619	21,328
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	1,350	21,201
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.5%) (a)	1,011	53,017
JNL/ClearBridge Large Cap Growth Fund - Class I (4.6%) (a)	3,228	50,450
JNL/DFA U.S. Core Equity Fund - Class I (4.0%) (a)	2,581	52,698
JNL/Invesco Diversified Dividend Fund - Class I (7.4%) (a)	5,819	74,601
JNL/JPMorgan MidCap Growth Fund - Class I (0.8%) (a)	442	21,865
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,029	106,873
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	5,716	127,745
JNL/WMC Value Fund - Class I (2.2%) (a)	1,117	31,956
		603,481
International Equity 5.9%
JNL/Causeway International Value Select Fund - Class I (2.2%) (a)	2,168	31,783
JNL/Invesco International Growth Fund - Class I (2.3%) (a)	1,621	19,602
JNL/Lazard International Strategic Equity Fund - Class I (12.6%) (a)	4,576	63,336
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	674	10,907
		125,628
Alternative 4.8%
JNL Multi-Manager Alternative Fund - Class I (5.6%) (a)	6,150	65,190
JNL/Blackrock Global Natural Resources Fund - Class I (1.8%) (a)	2,332	26,776
JNL/Neuberger Berman Commodity Strategy Fund - Class I (2.6%) (a)	585	9,849
		101,815
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.7%) (a)	6,173	63,704
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.0%) (a)	3,882	42,896
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,452	21,483
JNL/GQG Emerging Markets Equity Fund - Class I (1.5%) (a)	916	10,599
		32,082
Total Investment Companies (cost $2,113,990)		2,132,571
Total Investments 100.0% (cost $2,113,990)		2,132,571
Other Assets and Liabilities, Net (0.0)%		(533)
Total Net Assets 100.0%		2,132,038

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.7%
JNL Multi-Manager Mid Cap Fund - Class I (8.8%) (a)	7,833	128,463
JNL Multi-Manager Small Cap Growth Fund - Class I (1.9%) (a)	1,248	42,998
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,743	43,099
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.3%) (a)	2,971	155,718
JNL/ClearBridge Large Cap Growth Fund - Class I (16.2%) (a)	11,360	177,556
JNL/Invesco Diversified Dividend Fund - Class I (17.0%) (a)	13,305	170,571
JNL/JPMorgan MidCap Growth Fund - Class I (3.2%) (a)	1,752	86,652

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
JNL/JPMorgan U.S. Value Fund - Class I (4.3%) (a)	4,684	65,113
JNL/T. Rowe Price Established Growth Fund - Class I (4.1%) (a)	6,399	337,115
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	681	42,586
JNL/T. Rowe Price Value Fund - Class I (7.8%) (a)	17,332	387,361
JNL/WMC Value Fund - Class I (12.9%) (a)	6,695	191,484
		1,828,716
Domestic Fixed Income 37.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.9%) (a)	11,349	152,535
JNL/DoubleLine Total Return Fund - Class I (10.3%) (a)	22,636	240,623
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.1%) (a)	9,312	109,134
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (14.2%) (a)	15,918	218,866
JNL/Lord Abbett Short Duration Income Fund - Class I (4.7%) (a)	4,513	45,179
JNL/PIMCO Income Fund - Class I (8.0%) (a)	10,526	108,202
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.8%) (a)	15,290	173,536
JNL/PIMCO Real Return Fund - Class I (6.2%) (a)	9,335	106,982
JNL/PPM America High Yield Bond Fund - Class I (5.2%) (a)	5,417	84,670
JNL/PPM America Total Return Fund - Class I (14.7%) (a)	17,918	218,247
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.1%) (a)	10,396	107,390
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.0%) (a)	4,265	42,563
		1,607,927
International Equity 8.9%
JNL/Causeway International Value Select Fund - Class I (7.3%) (a)	7,206	105,633
JNL/Invesco International Growth Fund - Class I (4.8%) (a)	3,344	40,432
JNL/Lazard International Strategic Equity Fund - Class I (25.2%) (a)	9,165	126,847
JNL/WCM Focused International Equity Fund - Class I (7.7%) (a)	6,725	108,751
		381,663
Alternative 4.8%
JNL Multi-Manager Alternative Fund - Class I (11.5%) (a)	12,578	133,328
JNL/Blackrock Global Natural Resources Fund - Class I (2.2%) (a)	2,864	32,880
JNL/Neuberger Berman Commodity Strategy Fund - Class I (10.5%) (a)	2,370	39,915
		206,123
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.2%) (a)	4,992	43,726
JNL/GQG Emerging Markets Equity Fund - Class I (6.1%) (a)	3,735	43,210
		86,936
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.1%) (a)	8,304	85,697
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (2.9%) (a)	2,246	43,479
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.0%) (a)	3,891	42,994
Total Investment Companies (cost $4,068,692)		4,283,535
Total Investments 100.0% (cost $4,068,692)		4,283,535
Other Assets and Liabilities, Net (0.0)%		(1,028)
Total Net Assets 100.0%		4,282,507

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 98.7%
Domestic Equity 48.8%
iShares Cohen & Steers REIT ETF (a)	111	6,739
iShares Core Dividend Growth ETF (a)	432	20,560
iShares Core S&P 500 ETF	43	16,164
iShares Core S&P Mid-Cap ETF	98	22,166
iShares Edge MSCI USA Quality Factor ETF	195	21,733
iShares Morningstar Large-Cap Value ETF	389	23,497
iShares S&P Small-Cap 600 Value ETF (a)	148	13,209
iShares S&P Small-Cap ETF	86	7,956
iShares U.S. Technology ETF (a)	134	10,733
		142,757
Domestic Fixed Income 19.6%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	173	7,023
iShares 3-7 Year Treasury Bond ETF	80	9,576
iShares Core Total U.S. Bond Market ETF	170	17,286
iShares Intermediate-Term Corp. ETF (a)	81	4,132
iShares Liquidity Income ETF (a)	213	10,674
iShares MBS ETF (a)	89	8,696
		57,387
Global Equity 11.9%
iShares Exponential Technologies ETF	75	3,610
iShares Global Healthcare ETF	209	16,946
iShares Global Infrastructure ETF (a)	306	14,306
		34,862
International Equity 9.8%
iShares Edge MSCI Intl Quality Factor ETF	748	23,144
iShares MSCI EAFE Value ETF (a)	131	5,679
		28,823
Emerging Markets Equity 6.0%
iShares Core MSCI Emerging Markets ETF	360	17,634
Emerging Markets Fixed Income 1.4%
iShares JPMorgan USD Emerging Markets Bond ETF	47	3,984
Alternative 1.2%
iShares GSCI Commodity Dynamic Roll Strategy ETF	90	3,687
Total Investment Companies (cost $285,316)		289,134
SHORT TERM INVESTMENTS 13.0%
Securities Lending Collateral 11.5%
JNL Securities Lending Collateral Fund, 1.41% (b) (c)	33,753	33,753
Investment Companies 1.5%
JNL Government Money Market Fund, 1.02% (b) (c)	4,228	4,228
Total Short Term Investments (cost $37,981)		37,981
Total Investments 111.7% (cost $323,297)		327,115
Other Assets and Liabilities, Net (11.7)%		(34,345)
Total Net Assets 100.0%		292,770

(a)  All or a portion of the security was on loan as of June 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.0%
Domestic Fixed Income 55.8%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	346	14,022
iShares 0-5 Year TIPS Bond ETF (a)	71	7,223
iShares 3-7 Year Treasury Bond ETF (a)	80	9,586
iShares Core Total U.S. Bond Market ETF	344	34,959
iShares Intermediate-Term Corp. ETF (a)	211	10,760
iShares Liquidity Income ETF (a)	262	13,090
iShares MBS ETF (a)	176	17,117
		106,757
Domestic Equity 24.2%
iShares Cohen & Steers REIT ETF (a)	23	1,418
iShares Core Dividend Growth ETF (a)	121	5,768
iShares Core S&P 500 ETF	16	6,182
iShares Core S&P Mid-Cap ETF	34	7,770
iShares Edge MSCI USA Quality Factor ETF	72	8,061
iShares Morningstar Large-Cap Value ETF	100	6,041

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF (a)	49	4,399
iShares S&P Small-Cap ETF	26	2,379
iShares U.S. Technology ETF (a)	53	4,210
		46,228
Global Equity 5.8%
iShares Global Healthcare ETF (a)	83	6,729
iShares Global Infrastructure ETF (a)	95	4,427
		11,156
International Equity 5.5%
iShares Edge MSCI Intl Quality Factor ETF (a)	280	8,669
iShares MSCI EAFE Value ETF (a)	42	1,843
		10,512
Emerging Markets Fixed Income 3.8%
iShares JPMorgan USD Emerging Markets Bond ETF	86	7,296
Emerging Markets Equity 3.1%
iShares Core MSCI Emerging Markets ETF	121	5,921
Alternative 0.8%
iShares GSCI Commodity Dynamic Roll Strategy ETF	35	1,440
Total Investment Companies (cost $201,186)		189,310
SHORT TERM INVESTMENTS 29.2%
Securities Lending Collateral 28.2%
JNL Securities Lending Collateral Fund, 1.41% (b) (c)	54,004	54,004
Investment Companies 1.0%
JNL Government Money Market Fund, 1.02% (b) (c)	1,804	1,804
Total Short Term Investments (cost $55,808)		55,808
Total Investments 128.2% (cost $256,994)		245,118
Other Assets and Liabilities, Net (28.2)%		(53,898)
Total Net Assets 100.0%		191,220

(a)  All or a portion of the security was on loan as of June 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 98.8%
Domestic Fixed Income 38.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	383	15,521
iShares 0-5 Year TIPS Bond ETF (a)	70	7,057
iShares 3-7 Year Treasury Bond ETF (a)	105	12,575
iShares Core Total U.S. Bond Market ETF	365	37,160
iShares Intermediate-Term Corp. ETF (a)	227	11,609
iShares Liquidity Income ETF	325	16,282
iShares MBS ETF (a)	204	19,862
		120,066
Domestic Equity 35.8%
iShares Cohen & Steers REIT ETF (a)	77	4,703
iShares Core Dividend Growth ETF (a)	327	15,595
iShares Core S&P 500 ETF	37	13,887
iShares Core S&P Mid-Cap ETF	77	17,328
iShares Edge MSCI USA Quality Factor ETF	165	18,464
iShares Morningstar Large-Cap Value ETF (a)	259	15,642
iShares S&P Small-Cap 600 Value ETF (a)	115	10,237
iShares S&P Small-Cap ETF	67	6,168
iShares U.S. Technology ETF (a)	114	9,103
		111,127
Global Equity 8.9%
iShares Exponential Technologies ETF	48	2,304
iShares Global Healthcare ETF (a)	179	14,498
iShares Global Infrastructure ETF (a)	230	10,762
		27,564
International Equity 8.6%
iShares Edge MSCI Intl Quality Factor ETF (a)	719	22,232
iShares MSCI EAFE Value ETF (a)	104	4,505
		26,737
Emerging Markets Equity 3.6%
iShares Core MSCI Emerging Markets ETF	229	11,244
Emerging Markets Fixed Income 2.2%
iShares JPMorgan USD Emerging Markets Bond ETF	81	6,940
	Shares	Value ($)
Alternative 1.0%
iShares GSCI Commodity Dynamic Roll Strategy ETF	77	3,132
Total Investment Companies (cost $307,003)		306,810
SHORT TERM INVESTMENTS 14.8%
Securities Lending Collateral 13.6%
JNL Securities Lending Collateral Fund, 1.41% (b) (c)	42,349	42,349
Investment Companies 1.2%
JNL Government Money Market Fund, 1.02% (b) (c)	3,707	3,707
Total Short Term Investments (cost $46,056)		46,056
Total Investments 113.6% (cost $353,059)		352,866
Other Assets and Liabilities, Net (13.6)%		(42,141)
Total Net Assets 100.0%		310,725

(a)  All or a portion of the security was on loan as of June 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 52.0%
Vanguard Dividend Appreciation ETF (a)	1,016	145,780
Vanguard Growth ETF (a)	731	162,897
Vanguard Mid-Cap ETF (a)	477	93,900
Vanguard REIT ETF	592	53,933
Vanguard Small-Cap ETF (a)	557	98,125
Vanguard Total Stock Market ETF	1,317	248,517
Vanguard Value ETF	1,641	216,470
		1,019,622
Domestic Fixed Income 19.1%
Vanguard Intermediate-Term Corporate Bond ETF (a)	725	58,012
Vanguard Mortgage-Backed Securities ETF (a)	1,243	59,416
Vanguard Short-Term Corporate Bond ETF (a)	1,012	77,213
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	763	38,233
Vanguard Total Bond Market ETF	1,351	101,657
Vanguard Ultra-Short Bond ETF (a)	800	39,379
		373,910
International Equity 18.7%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	408	42,146
Vanguard FTSE Developed Markets ETF (a)	7,982	325,666
		367,812
Emerging Markets Equity 8.8%
Vanguard MSCI Emerging Markets ETF (a)	4,133	172,128
Emerging Markets Fixed Income 1.5%
Vanguard Emerging Markets Government Bond ETF (a)	493	30,201
Total Investment Companies (cost $2,195,925)		1,963,673
SHORT TERM INVESTMENTS 18.1%
Securities Lending Collateral 18.1%
JNL Securities Lending Collateral Fund, 1.41% (b) (c)	355,637	355,637
Investment Companies 0.0%
JNL Government Money Market Fund, 1.02% (b) (c)	509	509
Total Short Term Investments (cost $356,146)		356,146
Total Investments 118.2% (cost $2,552,071)		2,319,819
Other Assets and Liabilities, Net (18.2)%		(357,710)
Total Net Assets 100.0%		1,962,109

(a)  All or a portion of the security was on loan as of June 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 56.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	593	47,449

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares	Value ($)
Vanguard Mortgage-Backed Securities ETF	1,243	59,404
Vanguard Short-Term Corporate Bond ETF (a)	795	60,648
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	327	16,393
Vanguard Total Bond Market ETF	1,137	85,579
Vanguard Ultra-Short Bond ETF	457	22,495
		291,968
Domestic Equity 26.0%
Vanguard Dividend Appreciation ETF (a)	184	26,377
Vanguard Growth ETF (a)	69	15,405
Vanguard Mid-Cap ETF	72	14,083
Vanguard REIT ETF	54	4,901
Vanguard Small-Cap ETF	53	9,327
Vanguard Total Stock Market ETF	236	44,531
Vanguard Value ETF	143	18,872
		133,496
International Equity 8.8%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	45	4,680
Vanguard FTSE Developed Markets ETF (a)	997	40,695
		45,375
Emerging Markets Fixed Income 4.4%
Vanguard Emerging Markets Government Bond ETF (a)	369	22,611
Emerging Markets Equity 4.0%
Vanguard MSCI Emerging Markets ETF	486	20,244
Total Investment Companies (cost $551,707)		513,694
SHORT TERM INVESTMENTS 23.9%
Securities Lending Collateral 23.9%
JNL Securities Lending Collateral Fund, 1.41% (b) (c)	122,669	122,669
Investment Companies 0.0%
JNL Government Money Market Fund, 1.02% (b) (c)	163	163
Total Short Term Investments (cost $122,832)		122,832
Total Investments 123.9% (cost $674,539)		636,526
Other Assets and Liabilities, Net (23.9)%		(122,819)
Total Net Assets 100.0%		513,707

(a)  All or a portion of the security was on loan as of June 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 38.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	740	59,242
Vanguard Mortgage-Backed Securities ETF (a)	1,367	65,351
Vanguard Short-Term Corporate Bond ETF (a)	937	71,486
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	377	18,893
Vanguard Total Bond Market ETF	1,229	92,466
Vanguard Ultra-Short Bond ETF	593	29,172
		336,610
Domestic Equity 38.1%
Vanguard Dividend Appreciation ETF (a)	348	49,942
Vanguard Growth ETF (a)	230	51,361
Vanguard Mid-Cap ETF	144	28,406
Vanguard REIT ETF	186	16,927
Vanguard Small-Cap ETF (a)	149	26,254
Vanguard Total Stock Market ETF (a)	516	97,244
Vanguard Value ETF	462	60,901
		331,035
International Equity 13.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	137	14,161
Vanguard FTSE Developed Markets ETF (a)	2,536	103,460
		117,621
Emerging Markets Equity 6.6%
Vanguard MSCI Emerging Markets ETF	1,365	56,871
	Shares	Value ($)
Emerging Markets Fixed Income 3.0%
Vanguard Emerging Markets Government Bond ETF (a)	425	26,026
Total Investment Companies (cost $916,210)		868,163
SHORT TERM INVESTMENTS 24.4%
Securities Lending Collateral 24.3%
JNL Securities Lending Collateral Fund, 1.41% (b) (c)	211,449	211,449
Investment Companies 0.1%
JNL Government Money Market Fund, 1.02% (b) (c)	513	513
Total Short Term Investments (cost $211,962)		211,962
Total Investments 124.4% (cost $1,128,172)		1,080,125
Other Assets and Liabilities, Net (24.4)%		(211,676)
Total Net Assets 100.0%		868,449

(a)  All or a portion of the security was on loan as of June 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2022, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2022.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,839,027	384,774	44,627	276,544	4,662	(737,415)	2,446,421	100.0
	2,839,027	384,774	44,627	276,544	4,662	(737,415)	2,446,421	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	282,692	71,131	4,307	3,663	626	(35,844)	314,298	100.0
	282,692	71,131	4,307	3,663	626	(35,844)	314,298	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	485,980	12,499	29,818	7,517	(4,389)	(79,015)	385,257	100.0
	485,980	12,499	29,818	7,517	(4,389)	(79,015)	385,257	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,012,642	114,225	47,299	88,417	14,926	(383,685)	710,809	100.0
	1,012,642	114,225	47,299	88,417	14,926	(383,685)	710,809	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	929,192	246,424	42,102	225,248	(4,916)	(515,134)	613,464	100.0
	929,192	246,424	42,102	225,248	(4,916)	(515,134)	613,464	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	4,564,070	699,587	186,460	512,855	59,666	(1,935,216)	3,201,647	100.0
	4,564,070	699,587	186,460	512,855	59,666	(1,935,216)	3,201,647	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,618,057	945,240	234,123	905,322	68,560	(3,044,429)	8,353,305	100.0
	10,618,057	945,240	234,123	905,322	68,560	(3,044,429)	8,353,305	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,846,144	232,333	62,133	213,439	(9,015)	(617,409)	1,389,920	100.0
	1,846,144	232,333	62,133	213,439	(9,015)	(617,409)	1,389,920	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,773,065	158,550	56,521	135,420	5,676	(559,222)	1,321,548	100.0
	1,773,065	158,550	56,521	135,420	5,676	(559,222)	1,321,548	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,016,089	868,844	140,034	825,513	16,055	(1,352,932)	3,408,022	100.0
	4,016,089	868,844	140,034	825,513	16,055	(1,352,932)	3,408,022	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,320,210	17,637	105,873	—	(6,652)	(126,582)	1,098,740	100.0
	1,320,210	17,637	105,873	—	(6,652)	(126,582)	1,098,740	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	1,069,188	18,714	45,188	—	(8,245)	(162,333)	872,136	100.0
	1,069,188	18,714	45,188	—	(8,245)	(162,333)	872,136	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,645,648	16,305	98,167	—	(6,917)	(491,034)	2,065,835	100.0
	2,645,648	16,305	98,167	—	(6,917)	(491,034)	2,065,835	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,850,651	23,812	194,736	—	(11,901)	(722,075)	2,945,751	100.0
	3,850,651	23,812	194,736	—	(11,901)	(722,075)	2,945,751	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,981,337	31,840	136,906	—	(6,583)	(548,371)	2,321,317	100.0
	2,981,337	31,840	136,906	—	(6,583)	(548,371)	2,321,317	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,252	2,645	659	—	58	(2,248)	18,048	1.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,094	373	12,075	—	(1,436)	(11,982)	37,974	2.8
JNL Multi-Manager International Small Cap Fund - Class I	82,704	1,318	9,999	—	2,223	(27,809)	48,437	3.6
JNL Multi-Manager Mid Cap Fund - Class I	188,696	18	31,932	—	11,036	(45,521)	122,297	9.0
JNL Multi-Manager Small Cap Growth Fund - Class I	48,826	2,342	4,695	—	1,038	(16,540)	30,971	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	59,334	11	9,955	—	1,633	(10,378)	40,645	3.0
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	64,319	3,849	8,128	—	(6,536)	(27,387)	26,117	1.9
JNL/Blackrock Global Natural Resources Fund - Class I	—	19,329	1,868	—	(7)	(2,170)	15,284	1.1
JNL/Causeway International Value Select Fund - Class I	129,459	3,675	26,489	—	(421)	(14,846)	91,378	6.7
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	139,201	371	37,915	—	11,732	(40,026)	73,363	5.4
JNL/DoubleLine Total Return Fund - Class I	54,356	3,452	5,797	—	73	(4,520)	47,564	3.5
JNL/First Sentier Global Infrastructure Fund - Class I	51,857	7,705	5,140	—	1,641	(3,906)	52,157	3.8
JNL/GQG Emerging Markets Equity Fund - Class I	67,771	5,135	6,754	—	1,652	(13,506)	54,298	4.0
JNL/Harris Oakmark Global Equity Fund - Class I	100,836	1,000	12,136	—	1,401	(17,562)	73,539	5.4
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,557	118	7,870	—	1,660	(7,892)	24,573	1.8
JNL/JPMorgan U.S. Value Fund - Class I	79,154	13,676	10,217	—	3,888	(11,488)	75,013	5.5
JNL/Loomis Sayles Global Growth Fund - Class I	107,889	997	15,676	—	3,359	(32,009)	64,560	4.7
JNL/Lord Abbett Short Duration Income Fund - Class I	—	27,830	1,894	—	(15)	(307)	25,614	1.9
JNL/Morningstar Wide Moat Index Fund - Class I	128,471	17	20,615	—	5,210	(24,536)	88,547	6.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	28,898	1,540	—	80	(1,815)	25,623	1.9
JNL/T. Rowe Price Established Growth Fund - Class I	89,435	1,961	10,266	—	2,388	(33,896)	49,622	3.7
JNL/T. Rowe Price Value Fund - Class I	128,710	13	25,133	—	7,018	(24,476)	86,132	6.3
JNL/WCM Focused International Equity Fund - Class I	174,906	1,760	19,591	—	4,748	(57,882)	103,941	7.6
JNL/Westchester Capital Event Driven Fund - Class I	11,793	875	1,465	—	263	(874)	10,592	0.8
JNL/WMC Equity Income Fund - Class I	—	78,846	1,391	—	(14)	(2,340)	75,101	5.5
	1,827,620	206,214	289,200	—	52,672	(435,916)	1,361,390	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,625	1,596	6,702	—	493	(6,438)	43,574	6.8
JNL Multi-Manager Mid Cap Fund - Class I	13,729	1,264	4,816	—	1,816	(4,228)	7,765	1.2
JNL Multi-Manager Small Cap Growth Fund - Class I	5,872	1,201	2,153	—	(210)	(1,617)	3,093	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	7,858	444	2,565	—	444	(1,489)	4,692	0.7
JNL/Blackrock Global Allocation Fund - Class I	39,070	2,389	6,756	—	499	(6,472)	28,730	4.5
JNL/Causeway International Value Select Fund - Class I	5,887	660	2,765	—	457	(1,121)	3,118	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	91,398	1,928	14,400	—	131	(9,121)	69,936	10.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,187	771	1,614	—	91	(4,821)	25,614	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	17,639	1,453	9,940	—	1,749	(4,863)	6,038	0.9
JNL/DoubleLine Total Return Fund - Class I	114,653	6,032	18,188	—	(239)	(9,074)	93,184	14.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	28,464	1,673	—	(28)	(733)	26,030	4.0
JNL/First Sentier Global Infrastructure Fund - Class I	—	5,855	276	—	12	(67)	5,524	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	9,783	1,256	3,152	—	769	(2,372)	6,284	1.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	3,027	127	—	7	(351)	2,556	0.4
JNL/JPMorgan Hedged Equity Fund - Class I	13,650	359	1,332	—	233	(1,507)	11,403	1.8
JNL/JPMorgan U.S. Value Fund - Class I	9,780	5,735	3,622	—	90	(1,018)	10,965	1.7
JNL/Loomis Sayles Global Growth Fund - Class I	7,853	1,010	6,849	—	(1,740)	(274)	—	—
JNL/Lord Abbett Short Duration Income Fund - Class I	35,042	11,629	4,471	—	(139)	(1,526)	40,535	6.3
JNL/Morningstar Wide Moat Index Fund - Class I	17,612	1,349	7,180	—	734	(2,895)	9,620	1.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	9,365	1,510	—	85	(491)	7,449	1.1
JNL/PIMCO Income Fund - Class I	68,343	1,566	10,325	—	236	(6,558)	53,262	8.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	42,802	1,534	5,315	—	(271)	(6,265)	32,485	5.0
JNL/PIMCO Real Return Fund - Class I	15,616	198	1,692	—	238	(1,524)	12,836	2.0
JNL/PPM America Total Return Fund - Class I	71,998	2,063	13,491	—	980	(9,391)	52,159	8.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	39,072	5,067	3,308	—	1,114	(6,679)	35,266	5.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	50,748	1,029	9,411	—	42	(7,911)	34,497	5.3
JNL/WCM Focused International Equity Fund - Class I	15,692	2,733	8,067	—	415	(4,948)	5,825	0.9
JNL/WMC Equity Income Fund - Class I	—	12,609	429	—	2	(332)	11,850	1.8
	779,909	112,586	152,129	—	8,010	(104,086)	644,290	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	81,173	34,354	3,194	—	251	(10,876)	101,708	3.4

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	74,663	12,125	6,755	—	(125)	(16,791)	63,117	2.1
JNL Multi-Manager International Small Cap Fund - Class I	109,032	22,779	796	—	208	(39,522)	91,701	3.1
JNL Multi-Manager Mid Cap Fund - Class I	237,555	73,583	29,090	—	8,983	(63,317)	227,714	7.7
JNL Multi-Manager Small Cap Growth Fund - Class I	67,753	16,252	1,371	—	299	(24,299)	58,634	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	81,183	19,884	5,702	—	774	(15,100)	81,039	2.7
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	73,607	14,908	2,225	—	(2,567)	(41,015)	42,708	1.4
JNL/Blackrock Global Natural Resources Fund - Class I	—	35,159	1,872	—	54	(4,179)	29,162	1.0
JNL/Causeway International Value Select Fund - Class I	182,835	63,857	28,218	—	(202)	(26,056)	192,216	6.5
JNL/DoubleLine Core Fixed Income Fund - Class I	54,114	31,253	9,510	—	311	(6,238)	69,930	2.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,622	15,371	3,681	—	(2)	(6,834)	45,476	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	169,450	52,937	49,295	—	13,762	(58,430)	128,424	4.3
JNL/DoubleLine Total Return Fund - Class I	142,039	69,104	27,252	—	617	(12,013)	172,495	5.8
JNL/First Sentier Global Infrastructure Fund - Class I	75,840	43,932	8,714	—	2,306	(7,385)	105,979	3.6
JNL/GQG Emerging Markets Equity Fund - Class I	87,781	26,128	8,563	—	2,158	(18,916)	88,588	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	108,404	39,835	12,217	—	1,540	(22,531)	115,031	3.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	42,006	11,929	2,377	—	565	(9,857)	42,266	1.4
JNL/JPMorgan U.S. Value Fund - Class I	97,418	50,590	9,417	—	3,636	(16,041)	126,186	4.2
JNL/Loomis Sayles Global Growth Fund - Class I	128,144	41,421	18,482	—	3,088	(42,743)	111,428	3.7
JNL/Lord Abbett Short Duration Income Fund - Class I	33,853	78,767	8,554	—	(303)	(2,092)	101,671	3.4
JNL/Morningstar Wide Moat Index Fund - Class I	168,671	58,704	25,762	—	6,433	(37,864)	170,182	5.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	55,311	2,449	—	142	(3,769)	49,235	1.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	47,351	10,432	3,987	—	170	(7,639)	46,327	1.6
JNL/T. Rowe Price Established Growth Fund - Class I	107,056	41,510	9,284	—	1,697	(45,782)	95,197	3.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	64,969	26,361	12,072	—	(39)	(12,600)	66,619	2.2
JNL/T. Rowe Price Value Fund - Class I	162,553	53,523	22,993	—	6,340	(33,786)	165,637	5.6
JNL/WCM Focused International Equity Fund - Class I	244,101	74,897	12,917	—	2,185	(87,605)	220,661	7.4
JNL/Westchester Capital Event Driven Fund - Class I	27,115	8,859	3,579	—	667	(2,365)	30,697	1.0
JNL/WMC Equity Income Fund - Class I	—	141,438	2,922	—	(14)	(4,078)	134,424	4.5
	2,709,288	1,225,203	333,250	—	52,934	(679,723)	2,974,452	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	165,281	1,700	5,469	—	426	(19,198)	142,740	6.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,663	—	4,954	—	1,104	(8,509)	22,304	1.0
JNL Multi-Manager International Small Cap Fund - Class I	33,904	1,080	8,422	—	1,794	(12,227)	16,129	0.7
JNL Multi-Manager Mid Cap Fund - Class I	98,169	4,008	14,090	—	4,055	(22,643)	69,499	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	39,401	3,023	6,716	—	1,812	(14,892)	22,628	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	54,515	1,423	4,357	—	1,093	(9,676)	42,998	1.9
JNL/Blackrock Global Allocation Fund - Class I	110,875	—	16,667	—	861	(17,722)	77,347	3.5
JNL/Causeway International Value Select Fund - Class I	62,608	10,500	16,901	—	(615)	(6,824)	48,768	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	178,523	367	23,978	—	429	(17,914)	137,427	6.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,216	573	4,444	—	(79)	(14,430)	77,836	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	84,231	505	26,167	—	6,432	(23,801)	41,200	1.9
JNL/DoubleLine Total Return Fund - Class I	288,049	9,977	46,589	—	619	(23,576)	228,480	10.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	74,000	4,180	—	(71)	(1,910)	67,839	3.1
JNL/First Sentier Global Infrastructure Fund - Class I	56,779	6,115	4,776	—	1,043	(2,996)	56,165	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	41,324	9,983	5,713	—	797	(8,102)	38,289	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	55,298	—	9,320	—	2,072	(10,635)	37,415	1.7
JNL/Heitman U.S. Focused Real Estate Fund - Class I	35,878	369	21,250	—	4,838	(9,043)	10,792	0.5
JNL/JPMorgan Hedged Equity Fund - Class I	41,359	491	3,542	—	632	(4,571)	34,369	1.6
JNL/JPMorgan U.S. Value Fund - Class I	55,976	25,894	14,852	—	264	(6,237)	61,045	2.8
JNL/Loomis Sayles Global Growth Fund - Class I	67,073	1,270	32,642	—	6,414	(22,631)	19,484	0.9
JNL/Lord Abbett Short Duration Income Fund - Class I	96,235	32,199	10,272	—	(327)	(4,287)	113,548	5.1
JNL/Morningstar Wide Moat Index Fund - Class I	111,072	1,501	14,875	—	2,080	(18,545)	81,233	3.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	34,725	1,856	—	110	(1,939)	31,040	1.4
JNL/PIMCO Income Fund - Class I	158,961	—	19,236	—	1,246	(15,996)	124,975	5.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,824	648	15,129	—	(883)	(15,614)	78,846	3.6
JNL/PIMCO Real Return Fund - Class I	55,411	160	6,330	—	1,074	(5,595)	44,720	2.0
JNL/PPM America Total Return Fund - Class I	164,877	746	18,811	—	1,153	(20,618)	127,347	5.7
JNL/T. Rowe Price Capital Appreciation Fund - Class I	166,280	373	5,114	—	1,434	(24,606)	138,367	6.2
JNL/T. Rowe Price Established Growth Fund - Class I	67,910	4,796	16,000	—	1,789	(26,772)	31,723	1.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	131,501	152	19,658	—	963	(21,309)	91,649	4.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class I	97,298	210	20,044	—	3,955	(32,620)	48,799	2.2
JNL/WMC Equity Income Fund - Class I	—	58,750	1,518	—	(4)	(1,450)	55,778	2.5
	2,759,491	285,538	423,872	—	46,510	(446,888)	2,220,779	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	251,317	1,004	18,508	—	1,708	(29,473)	206,048	5.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	99,664	61	18,773	—	1,435	(22,729)	59,658	1.5
JNL Multi-Manager International Small Cap Fund - Class I	101,765	2,084	10,680	—	2,311	(33,939)	61,541	1.5
JNL Multi-Manager Mid Cap Fund - Class I	319,231	315	58,375	—	16,465	(75,760)	201,876	5.1
JNL Multi-Manager Small Cap Growth Fund - Class I	95,894	3,139	10,463	—	2,990	(33,065)	58,495	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	114,449	—	19,822	—	2,651	(19,294)	77,984	2.0
JNL/Blackrock Global Allocation Fund - Class I	177,095	—	31,349	—	1,502	(28,220)	119,028	3.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	33,794	2,464	—	77	(3,898)	27,509	0.7
JNL/Causeway International Value Select Fund - Class I	268,648	15,320	58,336	—	(1,077)	(30,544)	194,011	4.9
JNL/DoubleLine Core Fixed Income Fund - Class I	225,444	102	47,112	—	912	(22,338)	157,008	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	100,235	13	5,401	—	(109)	(14,907)	79,831	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,156	22	60,419	—	18,552	(54,033)	83,278	2.1
JNL/DoubleLine Total Return Fund - Class I	325,382	16,314	49,072	—	666	(26,423)	266,867	6.7
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	99,914	4,861	—	(92)	(2,600)	92,361	2.3
JNL/First Sentier Global Infrastructure Fund - Class I	129,331	9,000	13,382	—	2,867	(7,339)	120,477	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	113,334	9,525	15,339	—	3,562	(23,108)	87,974	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	114,868	23	20,348	—	2,163	(19,769)	76,937	1.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	65,415	8,863	4,389	—	1,154	(13,200)	57,843	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	75,466	—	6,841	—	1,295	(8,348)	61,572	1.6
JNL/JPMorgan U.S. Value Fund - Class I	155,628	23,749	26,523	—	502	(15,278)	138,078	3.5
JNL/Loomis Sayles Global Growth Fund - Class I	150,485	83	53,832	—	11,878	(51,260)	57,354	1.4
JNL/Lord Abbett Short Duration Income Fund - Class I	112,243	84,136	16,671	—	(581)	(5,310)	173,817	4.4
JNL/Morningstar Wide Moat Index Fund - Class I	203,588	5	36,877	—	11,007	(40,024)	137,699	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	63,171	3,264	—	187	(4,316)	55,778	1.4
JNL/PIMCO Income Fund - Class I	164,087	45	28,046	—	1,819	(16,743)	121,162	3.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	100,297	1,733	5,077	—	(198)	(15,172)	81,583	2.1
JNL/PIMCO Real Return Fund - Class I	50,588	—	6,377	—	1,061	(5,176)	40,096	1.0
JNL/PPM America Total Return Fund - Class I	150,079	67	20,227	—	1,253	(18,785)	112,387	2.8
JNL/T. Rowe Price Capital Appreciation Fund - Class I	278,462	11,001	11,185	—	4,179	(43,781)	238,676	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	185,853	4,248	19,679	—	3,960	(70,307)	104,075	2.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	176,979	1,906	34,987	—	540	(27,463)	116,975	2.9
JNL/T. Rowe Price Value Fund - Class I	203,569	1,000	27,555	—	8,435	(35,724)	149,725	3.8
JNL/WCM Focused International Equity Fund - Class I	332,050	236	35,443	—	8,871	(109,229)	196,485	5.0
JNL/Westchester Capital Event Driven Fund - Class I	35,089	13	2,818	—	338	(2,063)	30,559	0.8
JNL/WMC Equity Income Fund - Class I	—	124,000	854	—	(9)	(3,103)	120,034	3.0
	5,055,691	514,886	785,349	—	112,274	(932,721)	3,964,781	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	71,781	2,409	9,319	2,065	(2,511)	(11,522)	50,838	1.6
American Funds Insurance Series - American High-Income Trust - Class 1	62,335	19,241	5,072	758	(394)	(9,331)	66,779	2.0
American Funds Insurance Series - Global Growth Fund - Class 1	539,833	58,500	8,951	48,111	2,865	(201,316)	390,931	12.1
	673,949	80,150	23,342	50,934	(40)	(222,169)	508,548	15.7
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	106,615	2,970	27,015	2,888	(7,480)	(12,151)	62,939	2.6
American Funds Insurance Series - American High-Income Trust - Class 1	93,383	6,556	6,545	920	(532)	(12,027)	80,835	3.3
	199,998	9,526	33,560	3,808	(8,012)	(24,178)	143,774	5.9
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	80,771	29	7,419	—	629	(9,532)	64,478	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	77,214	3,187	26,162	—	(284)	(12,590)	41,365	2.0
JNL Multi-Manager Mid Cap Fund - Class I	85,583	9,000	4,696	—	1,760	(19,408)	72,239	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	25,952	3,360	6	—	2	(9,052)	20,256	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	56,033	5	6,036	—	1,083	(9,392)	41,693	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	30,463	—	—	—	(4,987)	25,476	1.2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/BlackRock Large Cap Select Growth Fund - Class I	225,387	20,070	3,093	—	1,346	(78,966)	164,744	8.0
JNL/Causeway International Value Select Fund - Class I	54,339	62,566	11,659	—	(507)	(13,644)	91,095	4.4
JNL/ClearBridge Large Cap Growth Fund - Class I	199,297	38,080	2,699	—	1,199	(70,360)	165,517	8.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,464	11,728	4,170	—	(73)	(6,929)	41,020	2.0
JNL/DoubleLine Total Return Fund - Class I	26,745	39,427	1,615	—	(42)	(2,826)	61,689	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	77,175	55	38,231	—	9,151	(17,653)	30,497	1.5
JNL/Invesco Diversified Dividend Fund - Class I	156,190	384	23,073	—	6,508	(17,027)	122,982	6.0
JNL/Invesco Global Growth Fund - Class I	194,823	626	56,152	—	10,689	(67,397)	82,589	4.0
JNL/Invesco International Growth Fund - Class I	54,832	1,213	670	—	64	(15,070)	40,369	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	75,700	3,557	6,350	—	3,122	(24,664)	51,365	2.5
JNL/JPMorgan U.S. Value Fund - Class I	56,921	131	11,250	—	4,388	(9,262)	40,928	2.0
JNL/Lazard International Strategic Equity Fund - Class I	54,200	38,710	4,460	—	376	(17,224)	71,602	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	32,246	283	—	1	(3,079)	28,885	1.4
JNL/PPM America High Yield Bond Fund - Class I	27,066	114	3,275	—	259	(3,929)	20,235	1.0
JNL/PPM America Total Return Fund - Class I	54,026	26	4,332	—	240	(6,692)	43,268	2.1
JNL/T. Rowe Price Established Growth Fund - Class I	361,219	3,144	71,049	—	21,971	(140,081)	175,204	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	28,466	38	928	—	313	(7,201)	20,688	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	42,542	335	—	(4)	(391)	41,812	2.0
JNL/T. Rowe Price Value Fund - Class I	400,038	2,783	62,112	—	19,772	(71,754)	288,727	14.1
JNL/WCM Focused International Equity Fund - Class I	198,175	761	58,767	—	12,311	(69,365)	83,115	4.1
JNL/WMC Value Fund - Class I	172,236	667	36,605	—	9,221	(23,178)	122,341	6.0
	2,782,852	344,912	445,427	—	103,495	(731,653)	2,054,179	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	34,781	117	2,526	—	270	(4,073)	28,569	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	11,263	1,515	736	—	(135)	(2,504)	9,403	1.0
JNL Multi-Manager Mid Cap Fund - Class I	11,688	771	1,005	—	396	(2,606)	9,244	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	10,885	3,610	1,125	—	379	(4,322)	9,427	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	19,950	63	—	2	(3,202)	16,687	1.7
JNL/BlackRock Large Cap Select Growth Fund - Class I	22,922	3,922	4,688	—	534	(8,513)	14,177	1.5
JNL/Causeway International Value Select Fund - Class I	11,640	742	1,711	—	(19)	(1,440)	9,212	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,552	1,859	548	—	276	(4,086)	9,053	0.9
JNL/DFA U.S. Core Equity Fund - Class I	29,176	2,917	3,613	—	1,452	(6,663)	23,269	2.4
JNL/DoubleLine Core Fixed Income Fund - Class I	80,938	7	5,918	—	70	(8,140)	66,957	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	57,868	381	33,145	—	1,453	(7,754)	18,803	2.0
JNL/DoubleLine Total Return Fund - Class I	115,529	5,769	7,949	—	155	(9,698)	103,806	11.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	34,680	42,960	4,232	—	84	(6,494)	66,998	7.1
JNL/Invesco Diversified Dividend Fund - Class I	23,452	876	4,188	—	835	(2,298)	18,677	2.0
JNL/Invesco Global Growth Fund - Class I	11,463	1,524	9,558	—	791	(4,220)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	11,209	2,997	1,265	—	561	(4,130)	9,372	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	63,553	33,289	5,026	—	156	(6,179)	85,793	9.1
JNL/Lazard International Strategic Equity Fund - Class I	11,459	527	553	—	62	(2,279)	9,216	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	46,298	—	5,905	—	119	(2,167)	38,345	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	46,376	11	3,434	—	227	(5,551)	37,629	4.0
JNL/PIMCO Income Fund - Class I	58,073	25	5,161	—	357	(5,761)	47,533	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	127,236	2,158	5,109	—	(88)	(19,524)	104,673	11.1
JNL/PIMCO Real Return Fund - Class I	46,515	180	5,138	—	934	(4,688)	37,803	4.0
JNL/PPM America High Yield Bond Fund - Class I	46,490	200	33,631	—	3,413	(7,100)	9,372	1.0
JNL/PPM America Total Return Fund - Class I	80,974	276	4,463	—	283	(10,002)	67,068	7.1
JNL/T. Rowe Price Established Growth Fund - Class I	22,499	4,528	9,392	—	1,840	(9,972)	9,503	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	46,241	18,853	15,666	—	832	(2,549)	47,711	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	23,244	175	11,170	—	15	(3,041)	9,223	1.0
JNL/T. Rowe Price Value Fund - Class I	35,105	1,468	3,675	—	1,181	(5,940)	28,139	3.0
JNL/WCM Focused International Equity Fund - Class I	23,096	2,920	19,931	—	(744)	(5,341)	—	—
	1,156,205	154,527	210,524	—	15,691	(170,237)	945,662	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	171,929	—	19,947	—	1,785	(20,468)	133,299	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	135,489	49	47,257	—	4,175	(27,558)	64,898	1.5
JNL Multi-Manager Mid Cap Fund - Class I	178,248	18,500	9,239	—	2,527	(39,281)	150,755	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	54,258	9,175	669	—	203	(19,422)	43,545	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	118,189	—	15,400	—	2,795	(19,997)	85,587	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	60,000	—	—	—	(10,102)	49,898	1.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	350,636	63,490	5,202	—	2,108	(130,825)	280,207	6.6
JNL/Causeway International Value Select Fund - Class I	85,858	102,573	18,505	—	(807)	(21,412)	147,707	3.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/ClearBridge Large Cap Growth Fund - Class I	383,433	30,383	1,759	—	937	(128,635)	284,359	6.7
JNL/DoubleLine Core Fixed Income Fund - Class I	114,447	—	13,793	—	(285)	(11,020)	89,349	2.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,636	—	12,504	—	(147)	(16,585)	85,400	2.0
JNL/DoubleLine Total Return Fund - Class I	114,123	65,000	9,639	—	222	(10,653)	159,053	3.7
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,416	—	6,359	—	(472)	(5,924)	44,661	1.1
JNL/GQG Emerging Markets Equity Fund - Class I	108,133	2,509	31,502	—	8,123	(23,433)	63,830	1.5
JNL/Invesco Diversified Dividend Fund - Class I	356,604	—	77,797	—	20,081	(40,662)	258,226	6.0
JNL/Invesco Global Growth Fund - Class I	348,132	1,709	147,621	—	30,667	(124,331)	108,556	2.5
JNL/Invesco International Growth Fund - Class I	116,781	3,989	3,024	—	260	(32,118)	85,888	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	150,780	8,684	6,772	—	3,053	(47,690)	108,055	2.5
JNL/JPMorgan U.S. Value Fund - Class I	118,693	—	22,414	—	8,785	(18,976)	86,088	2.0
JNL/Lazard International Strategic Equity Fund - Class I	114,140	51,724	8,514	—	726	(30,670)	127,406	3.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	67,000	1,204	—	5	(6,354)	59,447	1.4
JNL/PIMCO Income Fund - Class I	57,725	—	9,173	—	590	(5,816)	43,326	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	114,840	1	10,896	—	(292)	(16,965)	86,688	2.0
JNL/PIMCO Real Return Fund - Class I	58,278	48,500	14,108	—	228	(7,698)	85,200	2.0
JNL/PPM America High Yield Bond Fund - Class I	87,058	—	11,872	—	1,029	(12,614)	63,601	1.5
JNL/PPM America Total Return Fund - Class I	171,904	—	41,129	—	3,034	(21,940)	111,869	2.6
JNL/T. Rowe Price Established Growth Fund - Class I	749,743	6,122	132,822	—	40,168	(288,901)	374,310	8.8
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	58,867	49	1,394	—	458	(14,777)	43,203	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	89,500	1,449	—	(21)	(792)	87,238	2.0
JNL/T. Rowe Price Value Fund - Class I	714,328	—	103,862	—	33,546	(126,415)	517,597	12.1
JNL/WCM Focused International Equity Fund - Class I	294,702	1,212	101,096	—	19,950	(105,620)	109,148	2.6
JNL/WMC Value Fund - Class I	299,324	5,500	42,833	—	10,496	(37,613)	234,874	5.5
	5,798,694	635,669	929,755	—	193,927	(1,425,267)	4,273,268	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	82,376	—	8,263	—	821	(9,744)	65,190	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,295	1,951	27,060	—	7,609	(14,312)	21,483	1.0
JNL Multi-Manager Mid Cap Fund - Class I	55,680	19	3,606	—	1,442	(11,788)	41,747	1.9
JNL Multi-Manager Small Cap Growth Fund - Class I	26,074	4,994	520	—	171	(9,391)	21,328	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	27,768	7	2,439	—	2	(4,137)	21,201	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	32,000	—	—	—	(5,224)	26,776	1.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	54,682	22,349	1,444	—	305	(22,875)	53,017	2.5
JNL/Causeway International Value Select Fund - Class I	27,640	13,440	3,881	—	(165)	(5,251)	31,783	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	68,741	4,402	548	—	284	(22,429)	50,450	2.4
JNL/DFA U.S. Core Equity Fund - Class I	55,538	11,403	2,276	—	991	(12,958)	52,698	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	109,508	—	12,257	—	142	(10,882)	86,511	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	109,640	—	31,969	—	287	(14,254)	63,704	3.0
JNL/DoubleLine Total Return Fund - Class I	150,391	—	18,920	—	239	(12,366)	119,344	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	54,765	49,000	8,261	—	(46)	(8,897)	86,561	4.1
JNL/GQG Emerging Markets Equity Fund - Class I	26,306	1	12,226	—	(1,739)	(1,743)	10,599	0.5
JNL/Invesco Diversified Dividend Fund - Class I	97,639	—	17,056	—	5,105	(11,087)	74,601	3.5
JNL/Invesco Global Growth Fund - Class I	27,249	1,983	21,228	—	2,591	(10,595)	—	—
JNL/Invesco International Growth Fund - Class I	27,702	1	615	—	76	(7,562)	19,602	0.9
JNL/JPMorgan MidCap Growth Fund - Class I	53,920	2,011	18,551	—	5,963	(21,478)	21,865	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	95,738	62,000	8,331	—	257	(9,720)	139,944	6.6
JNL/Lazard International Strategic Equity Fund - Class I	54,490	25,982	2,447	—	294	(14,983)	63,336	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	109,639	—	17,157	—	316	(5,134)	87,664	4.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	11,000	122	—	1	(1,030)	9,849	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	54,973	—	5,861	—	349	(6,565)	42,896	2.0
JNL/PIMCO Income Fund - Class I	110,169	—	14,435	—	1,056	(11,080)	85,710	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	219,015	2,003	15,281	—	(322)	(32,925)	172,490	8.1
JNL/PIMCO Real Return Fund - Class I	82,760	—	12,330	—	2,152	(8,686)	63,896	3.0
JNL/PPM America High Yield Bond Fund - Class I	82,727	—	31,600	—	3,309	(12,044)	42,392	2.0
JNL/PPM America Total Return Fund - Class I	191,750	—	17,495	—	1,163	(23,790)	151,628	7.1
JNL/T. Rowe Price Established Growth Fund - Class I	188,770	314	19,550	—	7,258	(69,919)	106,873	5.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	109,459	26,621	36,713	—	1,971	(5,843)	95,495	4.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	41,357	—	3,628	—	167	(6,566)	31,330	1.5
JNL/T. Rowe Price Value Fund - Class I	166,941	16	16,906	—	5,631	(27,937)	127,745	6.0
JNL/WCM Focused International Equity Fund - Class I	82,729	92	49,192	—	5,106	(27,828)	10,907	0.5
JNL/WMC Value Fund - Class I	41,950	—	6,416	—	1,654	(5,232)	31,956	1.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
	2,741,381	271,589	448,584	—	54,440	(486,255)	2,132,571	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	169,469	—	17,831	—	1,773	(20,083)	133,328	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	135,647	—	74,853	—	14,878	(31,946)	43,726	1.0
JNL Multi-Manager Mid Cap Fund - Class I	172,801	1,471	13,908	—	4,075	(35,976)	128,463	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	54,011	8,462	558	—	185	(19,102)	42,998	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	57,602	—	6,011	—	1,143	(9,635)	43,099	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	39,500	—	—	—	(6,620)	32,880	0.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	170,137	58,297	871	—	433	(72,278)	155,718	3.6
JNL/Causeway International Value Select Fund - Class I	56,591	78,976	12,571	—	(375)	(16,988)	105,633	2.5
JNL/ClearBridge Large Cap Growth Fund - Class I	256,375	4,686	1,974	—	1,020	(82,551)	177,556	4.1
JNL/DoubleLine Core Fixed Income Fund - Class I	196,786	—	25,073	—	(495)	(18,683)	152,535	3.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	140,916	—	36,831	—	486	(18,874)	85,697	2.0
JNL/DoubleLine Total Return Fund - Class I	224,408	53,000	17,156	—	321	(19,950)	240,623	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	112,520	24,000	13,528	—	361	(14,219)	109,134	2.6
JNL/GQG Emerging Markets Equity Fund - Class I	81,269	1,493	29,438	—	8,085	(18,199)	43,210	1.0
JNL/Invesco Diversified Dividend Fund - Class I	230,712	—	46,505	—	12,955	(26,591)	170,571	4.0
JNL/Invesco Global Growth Fund - Class I	169,523	10,382	85,313	—	13,526	(64,639)	43,479	1.0
JNL/Invesco International Growth Fund - Class I	57,278	—	1,388	—	158	(15,616)	40,432	0.9
JNL/JPMorgan MidCap Growth Fund - Class I	112,433	11,352	2,623	—	1,018	(35,528)	86,652	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	112,249	130,000	10,809	—	(95)	(12,479)	218,866	5.1
JNL/JPMorgan U.S. Value Fund - Class I	86,197	—	13,434	—	5,280	(12,930)	65,113	1.5
JNL/Lazard International Strategic Equity Fund - Class I	112,518	51,000	6,905	—	695	(30,461)	126,847	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	56,264	—	8,611	—	(254)	(2,220)	45,179	1.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	44,500	331	—	1	(4,255)	39,915	0.9
JNL/Neuberger Berman Strategic Income Fund - Class I	56,589	—	7,283	—	228	(6,540)	42,994	1.0
JNL/PIMCO Income Fund - Class I	141,791	—	20,765	—	1,551	(14,375)	108,202	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	224,892	1,500	18,928	—	(404)	(33,524)	173,536	4.1
JNL/PIMCO Real Return Fund - Class I	142,085	—	24,030	—	4,187	(15,260)	106,982	2.5
JNL/PPM America High Yield Bond Fund - Class I	142,139	—	40,987	—	4,175	(20,657)	84,670	2.0
JNL/PPM America Total Return Fund - Class I	281,329	—	30,076	—	2,006	(35,012)	218,247	5.1
JNL/T. Rowe Price Established Growth Fund - Class I	645,475	—	95,402	—	31,168	(244,126)	337,115	7.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	57,292	—	739	—	(22)	(13,945)	42,586	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,238	60,500	61,371	—	1,972	(5,949)	107,390	2.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	56,845	—	5,546	—	252	(8,988)	42,563	1.0
JNL/T. Rowe Price Value Fund - Class I	518,188	—	62,361	—	20,414	(88,880)	387,361	9.0
JNL/WCM Focused International Equity Fund - Class I	286,334	—	97,554	—	22,000	(102,029)	108,751	2.5
JNL/WMC Value Fund - Class I	231,339	12,500	30,321	—	7,506	(29,540)	191,484	4.5
	5,662,242	591,619	921,885	—	160,207	(1,208,648)	4,283,535	100.0

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.8%
U.S. Treasury Note 32.7%
Treasury, United States Department of
0.13%, 07/15/23 - 01/15/24	18,520	17,893
1.25%, 07/31/23 - 08/15/31	29,670	26,733
2.75%, 07/31/23 - 02/15/28	19,252	19,066
2.50%, 08/15/23 - 03/31/27	10,411	10,291
1.38%, 08/31/23 - 11/15/31	11,151	10,385
0.25%, 09/30/23 - 10/31/25	18,243	16,965
2.88%, 09/30/23 - 05/15/32	18,757	18,622
1.63%, 10/31/23 - 05/15/31	17,522	16,184
0.50%, 11/30/23 - 10/31/27	16,930	15,113
2.13%, 11/30/23 - 05/31/26	13,041	12,790
0.75%, 12/31/23 - 01/31/28	17,375	16,047
2.63%, 12/31/23 - 05/31/27	5,785	5,711
0.88%, 01/31/24 - 11/15/30	14,885	13,211
2.25%, 01/31/24 - 11/15/27	17,630	17,181
1.50%, 02/29/24 - 02/15/30	16,438	15,705
2.38%, 02/29/24 - 03/31/29	7,489	7,224
0.38%, 04/15/24 - 09/30/27	33,804	30,979
2.00%, 04/30/24 - 11/15/26	9,344	9,109
2.50%, 04/30/24 - 05/31/24 (a)	5,395	5,347
1.75%, 06/30/24 - 12/31/26	9,170	8,912
3.00%, 06/30/24 - 10/31/25	4,045	4,043
1.88%, 08/31/24 - 02/15/32	11,815	11,057
0.63%, 10/15/24 - 08/15/30	29,241	25,519
1.00%, 12/15/24 - 07/31/28	2,945	2,786
1.13%, 01/15/25 - 02/29/28	12,125	11,249
3.25%, 06/30/27 - 06/30/29	5,340	5,398
1.13%, 02/15/31 (b)	7,405	6,361
		359,881
Mortgage-Backed Securities 28.1%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/22 - 04/01/50	1,824	1,875
3.50%, 10/01/23 - 12/01/51	7,273	7,131
3.00%, 02/01/24 - 03/01/52	10,913	10,407
4.00%, 02/01/24 - 06/01/50	4,587	4,611
5.00%, 03/01/26 - 10/01/49	939	986
2.50%, 08/01/27 - 05/01/52	17,757	16,244
6.50%, 07/01/28 - 03/01/39	90	98
5.50%, 11/01/28 - 02/01/40	387	417
2.00%, 01/01/29 - 03/01/52	20,450	18,133
6.00%, 02/01/29 - 05/01/40	260	285
1.50%, 02/01/36 - 11/01/51	5,879	5,073
2.50%, 12/01/50 (c)	549	496
2.00%, 02/01/51 - 05/01/51 (c)	1,598	1,393
Federal National Mortgage Association, Inc.
5.00%, 09/01/23 - 06/01/49	1,378	1,441
4.00%, 03/01/24 - 10/01/49	9,330	9,386
4.50%, 04/01/24 - 06/01/49	2,867	2,946
6.00%, 05/01/24 - 09/01/39	541	586
3.50%, 09/01/25 - 08/01/51	14,301	14,027
3.00%, 11/01/26 - 03/01/52	21,277	20,272
2.50%, 03/01/27 - 03/01/52	24,624	22,561
2.00%, 09/01/28 - 12/01/51	21,724	19,185
5.50%, 01/01/32 - 02/01/42	816	867
6.50%, 07/01/32 - 12/01/38	171	189
1.50%, 09/01/35 - 06/01/51	7,650	6,617
7.00%, 12/01/35 - 02/01/38	13	14
TBA, 1.50%, 07/15/37 - 07/15/52 (c)	7,650	6,735
2.00%, 07/15/37 - 07/15/52 (c)	49,875	43,845
2.50%, 07/15/37 - 07/15/52 (c)	22,023	19,812
3.00%, 03/01/52 - 08/15/52 (c)	5,349	4,975
TBA, 3.50%, 07/15/52 - 08/15/52 (c)	2,100	2,018
TBA, 4.00%, 08/15/52 (c)	1,400	1,378
Government National Mortgage Association
4.00%, 12/15/24 - 10/20/49	4,279	4,312
4.50%, 04/20/26 - 06/20/49	2,270	2,347
3.50%, 05/15/26 - 07/20/50	9,404	9,260
3.00%, 01/20/27 - 09/20/50	11,336	10,826
2.50%, 08/20/27 - 05/20/52	9,759	8,987
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	89	97
5.00%, 03/15/33 - 06/20/49	1,030	1,077
5.50%, 08/15/33 - 04/20/43	164	176
6.50%, 07/15/38	6	7
2.00%, 11/20/50 - 03/20/52	7,084	6,322
2.50%, 06/20/51 - 07/15/52 (c)	9,445	8,644
TBA, 2.00%, 07/15/52 (c)	10,950	9,722
TBA, 3.00%, 07/15/52 (c)	2,750	2,591
TBA, 3.50%, 07/15/52 - 08/15/52 (c)	750	728
TBA, 4.00%, 08/15/52 (c)	400	397
		309,497
U.S. Treasury Bond 7.4%
Treasury, United States Department of
5.25%, 11/15/28	182	205
4.75%, 02/15/37 - 02/15/41	1,937	2,333
4.25%, 05/15/39	695	793
4.50%, 08/15/39	160	188
1.13%, 05/15/40 - 08/15/40	3,235	2,249
4.38%, 05/15/40	738	850
3.88%, 08/15/40	1,418	1,528
1.38%, 11/15/40 - 08/15/50	6,211	4,167
1.88%, 02/15/41 - 11/15/51	5,780	4,405
2.25%, 05/15/41 - 02/15/52	9,690	7,912
1.75%, 08/15/41	1,145	871
3.13%, 11/15/41 - 05/15/48	4,577	4,390
2.38%, 02/15/42 - 05/15/51	8,790	7,438
3.25%, 05/15/42	765	747
2.75%, 08/15/42 - 11/15/47	3,539	3,167
2.88%, 05/15/43 - 05/15/52	5,077	4,658
3.63%, 08/15/43 - 02/15/44	4,851	4,975
3.75%, 11/15/43	1,825	1,908
3.38%, 05/15/44 - 11/15/48	3,002	3,014
3.00%, 11/15/44 - 02/15/49	14,486	13,588
2.50%, 02/15/45 - 05/15/46	3,195	2,707
2.00%, 02/15/50 - 08/15/51	5,304	4,105
1.25%, 05/15/50	4,247	2,701
1.63%, 11/15/50	3,940	2,770
		81,669
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
0.50%, 04/14/25 (d)	400	373
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (d)	225	171
Federal Home Loan Mortgage Corporation
0.25%, 08/24/23 - 12/04/23 (d)	2,700	2,611
0.63%, 11/25/25 (d)	750	690
0.80%, 10/27/26 (d)	200	180
6.75%, 09/15/29 - 03/15/31 (d)	180	225
6.25%, 07/15/32 (a) (d)	605	752
Federal National Mortgage Association, Inc.
0.25%, 07/10/23 (d)	500	486
2.88%, 09/12/23 (d)	400	400
2.63%, 09/06/24 (d)	900	891
1.63%, 10/15/24 (d)	500	484
0.63%, 04/22/25 (d)	1,000	934
0.50%, 06/17/25 (d)	1,000	927
0.88%, 12/18/26 (d)	225	202
7.25%, 05/15/30 (d)	540	686
6.63%, 11/15/30 (d)	631	779
FHLBanks Office of Finance
2.50%, 02/13/24 (d)	1,000	992
2.13%, 02/28/24 (d)	500	493
2.88%, 09/13/24 (d)	1,200	1,194
3.25%, 11/16/28 (d)	750	752
5.50%, 07/15/36 (d)	700	843
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	227
5.38%, 04/01/56 (d)	300	365
		15,657
Sovereign 1.3%
Canada, Government of
1.63%, 01/22/25	200	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	489
6.55%, 03/14/37	250	271
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	191
4.13%, 11/20/45	200	181
5.10%, 06/18/50	100	100
4.98%, 04/20/55	100	98
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	375
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25 (a)	230	228
3.75%, 01/11/28	400	381
8.30%, 08/15/31	300	374
4.75%, 04/27/32 (a)	300	286
4.28%, 08/14/41	500	391
4.75%, 03/08/44	556	455
5.55%, 01/21/45 (a)	300	272
4.60%, 01/23/46	250	197
5.75%, 10/12/10	100	83
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	105
7.13%, 02/09/24	250	265
2.88%, 10/16/24	300	298
Government of the Republic of Panama
4.00%, 09/22/24 (a)	400	398
6.70%, 01/26/36	400	430
4.50%, 04/16/50	600	487
Israel, Government of
5.50%, 04/26/24	142	148
Japan Bank For International Cooperation
0.50%, 04/15/24	500	477
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	255
7.63%, 03/29/41	250	289
Manitoba, Province of
3.05%, 05/14/24	350	349
Ministry of Defence State of Israel
2.75%, 07/03/30	400	372
3.38%, 01/15/50	200	161
4.50%, 04/03/20	300	270
Ontario, Government of
3.40%, 10/17/23	135	135
3.20%, 05/16/24	300	300
0.63%, 01/21/26 (a)	300	273
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	778
5.38%, 06/15/33	200	209
The Philippines, Government of
4.20%, 01/21/24	250	252
9.50%, 02/02/30	400	516
1.65%, 06/10/31	300	241
6.38%, 01/15/32	500	558
3.70%, 03/01/41	600	497
The Province of Alberta, Government of
3.30%, 03/15/28	200	198
The Province of British Columbia, Government of
6.50%, 01/15/26	70	77
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	535
5.35%, 02/11/49	200	196
The Republic of Korea, Government of
5.63%, 11/03/25	250	266
		13,900
Commercial Mortgage-Backed Securities 1.1%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	476
Federal Home Loan Mortgage Corporation
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	994
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	995
Series A2-K062, REMIC, 3.41%, 12/25/26	500	499
Series A2-K082, REMIC, 3.92%, 09/25/28 (e)	1,000	1,018
Series A2-K087, REMIC, 3.77%, 12/25/28	500	507
Series A2-K092, REMIC, 3.30%, 04/25/29	400	394
Series A1-K099, REMIC, 2.26%, 06/25/29	377	358
Series A1-K106, REMIC, 1.78%, 10/25/29	488	447
Series A2-K103, REMIC, 2.65%, 11/25/29	600	566
Series A2-K117, REMIC, 1.41%, 08/25/30	500	425
Series A2-K126, REMIC, 2.07%, 01/25/31	400	356
Series AM-K138, REMIC, 1.89%, 01/25/32	300	258
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	580
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	603
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,173	1,149
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (e)	403	392
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (e)	492	493
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	294
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	463
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	265
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	292
		11,824
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	325
California, State of
3.50%, 04/01/28	80	79
7.55%, 04/01/39	300	407
7.30%, 10/01/39	150	194
Chicago Transit Authority
6.90%, 12/01/40	200	240
Connecticut, State of
5.85%, 03/15/32	125	140
Cook, County of
6.23%, 11/15/34	100	115
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	237
Dallas County Hospital District
5.62%, 08/15/44	300	341
Dallas Independent School District
6.45%, 02/15/35	300	311
District of Columbia, Government of
5.59%, 12/01/34	220	243
Illinois, State of
5.10%, 06/01/33	300	302
7.35%, 07/01/35	400	436
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	284
Los Angeles Unified School District
5.76%, 07/01/29	200	216
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	313
Metropolitan Transportation Commission
6.26%, 04/01/49	200	255
Municipal Electric Authority of Georgia
7.06%, 04/01/57	193	221
New Jersey Economic Development Authority
7.43%, 02/15/29	200	225
New Jersey Turnpike Authority
7.10%, 01/01/41	250	323
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	287
New York City Transitional Finance Authority
5.77%, 08/01/36	260	284
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	330
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	207
San Diego County Water Authority
6.14%, 05/01/49	260	320
State Public School Building Authority
5.00%, 09/15/27	300	312
Texas A&M University
3.66%, 07/01/47	100	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Texas Department of Transportation
5.18%, 04/01/30	400	427
Texas, State of
5.52%, 04/01/39	200	226
The Ohio State University
4.91%, 06/01/40	200	217
3.80%, 12/01/46	500	462
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	225
4.46%, 10/01/62	300	292
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	218
Wisconsin, State of
5.70%, 05/01/26	350	372
		9,478
Total Government And Agency Obligations (cost $864,737)		801,906
CORPORATE BONDS AND NOTES 25.6%
Financials 8.7%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	271
Ally Financial Inc.
3.88%, 05/21/24	300	297
5.80%, 05/01/25	250	256
American Express Company
3.00%, 10/30/24	400	393
3.30%, 05/03/27	300	289
4.05%, 12/03/42	200	182
American International Group, Inc.
2.50%, 06/30/25	350	334
3.40%, 06/30/30	350	320
4.75%, 04/01/48	60	56
4.38%, 06/30/50	350	310
Aon Corporation
3.75%, 05/02/29	300	283
2.80%, 05/15/30	350	306
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	145
Ares Capital Corporation
4.25%, 03/01/25	300	287
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	34
Asian Development Bank
0.25%, 07/14/23	300	291
1.63%, 03/15/24	300	293
1.50%, 10/18/24 - 01/20/27	1,150	1,083
2.13%, 03/19/25	200	195
0.63%, 04/29/25	240	224
1.00%, 04/14/26	300	277
2.38%, 08/10/27	300	289
2.75%, 01/19/28	400	391
6.38%, 10/01/28	210	244
1.88%, 01/24/30	200	182
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	323
Athene Holding Ltd
3.95%, 05/25/51 (f)	300	221
AXA
8.60%, 12/15/30	100	118
Banco Santander, S.A.
2.75%, 05/28/25 (g)	400	379
3.80%, 02/23/28 (g)	400	373
Bank of America Corporation
4.00%, 04/01/24 - 01/22/25	450	450
3.86%, 07/23/24	140	139
4.20%, 08/26/24	750	751
3.46%, 03/15/25	400	394
2.46%, 10/22/25	400	381
1.32%, 06/19/26	165	150
1.20%, 10/24/26	300	269
3.59%, 07/21/28	750	708
3.97%, 03/05/29	150	143
4.27%, 07/23/29	170	163
3.19%, 07/23/30	300	269
2.88%, 10/22/30	400	349
2.50%, 02/13/31	185	156
2.59%, 04/29/31	250	212
1.90%, 07/23/31	150	120
1.92%, 10/24/31	300	239
2.69%, 04/22/32	255	214
2.30%, 07/21/32	200	162
2.57%, 10/20/32	300	247
2.97%, 02/04/33 - 07/21/52	500	397
3.85%, 03/08/37	200	173
4.24%, 04/24/38	120	110
2.68%, 06/19/41	165	119
3.31%, 04/22/42	195	153
4.44%, 01/20/48	120	109
3.95%, 01/23/49	75	64
4.33%, 03/15/50	300	270
2.83%, 10/24/51	200	138
3.48%, 03/13/52	55	43
Bank of Montreal
0.45%, 12/08/23	500	480
1.50%, 01/10/25 (g)	300	283
0.95%, 01/22/27	600	535
3.80%, 12/15/32 (g)	300	278
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	287
Barclays PLC
3.65%, 03/16/25 (g)	400	391
5.25%, 08/17/45	250	240
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	186
4.20%, 08/15/48	135	123
2.85%, 10/15/50	200	144
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	216
BlackRock, Inc.
2.40%, 04/30/30	200	175
Blackstone Private Credit Fund
2.70%, 01/15/25 (h)	400	365
BNP Paribas
4.25%, 10/15/24	250	249
BPCE
4.00%, 04/15/24	200	200
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	249
Brookfield Financial, Inc.
3.90%, 01/25/28	150	144
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (g)	200	192
0.95%, 10/23/25 (g)	300	271
Capital One Financial Corporation
4.20%, 10/29/25	500	492
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	390
Chubb INA Holdings Inc.
4.35%, 11/03/45	150	141
CI Financial Corp.
4.10%, 06/15/51	500	335
Cincinnati Financial Corporation
6.13%, 11/01/34	100	115
Citigroup Inc.
5.50%, 09/13/25	300	309
2.01%, 01/25/26	300	281
3.11%, 04/08/26	250	240
3.20%, 10/21/26	780	742
3.89%, 01/10/28	160	154
3.67%, 07/24/28	450	425
4.13%, 07/25/28	250	240
4.08%, 04/23/29	115	109
6.63%, 06/15/32	300	328
3.06%, 01/25/33	300	255
3.79%, 03/17/33	200	181
4.91%, 05/24/33	250	247
5.88%, 01/30/42	489	521
4.75%, 05/18/46	200	179

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
4.28%, 04/24/48	60	53
4.65%, 07/23/48	140	130
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	239
CME Group Inc.
3.00%, 03/15/25	200	198
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	494
5.25%, 08/04/45	250	245
Corebridge Financial, Inc.
3.65%, 04/05/27 (h)	200	188
3.90%, 04/05/32 (h)	200	179
4.40%, 04/05/52 (h)	200	167
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	245
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	550	467
Credit Suisse Holdings (USA), Inc.
0.52%, 08/09/23	400	386
3.70%, 02/21/25	300	294
2.95%, 04/09/25	250	239
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (g)	300	260
3.55%, 09/18/31 (g)	300	251
Discover Bank
4.25%, 03/13/26	200	195
2.70%, 02/06/30	250	208
Equitable Holdings, Inc.
4.35%, 04/20/28	85	82
5.00%, 04/20/48	100	92
ERP Operating Limited Partnership
2.50%, 02/15/30	200	175
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	292
0.50%, 05/19/25	500	464
European Investment Bank
2.25%, 06/24/24	1,300	1,279
1.88%, 02/10/25	600	582
1.63%, 03/14/25	210	202
0.38%, 12/15/25 - 03/26/26	525	475
Fifth Third Bancorp
8.25%, 03/01/38	300	384
FS KKR Capital Corp.
3.40%, 01/15/26	400	355
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	487
4.42%, 11/15/35	950	889
General Motors Financial Company, Inc.
4.00%, 01/15/25	200	197
2.90%, 02/26/25	200	191
HSBC Holdings PLC
4.25%, 03/14/24	150	150
0.73%, 08/17/24	400	384
3.80%, 03/11/25 (g)	400	395
2.21%, 08/17/29 (g)	400	336
3.97%, 05/22/30	300	276
7.63%, 05/17/32	650	757
4.76%, 03/29/33 (g)	200	184
6.10%, 01/14/42	300	330
ING Groep N.V.
3.55%, 04/09/24 (g)	300	298
4.25%, 03/28/33 (g)	200	186
Inter-American Development Bank
2.63%, 01/16/24	500	497
2.13%, 01/15/25	500	488
1.75%, 03/14/25	160	154
0.63%, 07/15/25	500	464
1.50%, 01/13/27	750	697
1.13%, 01/13/31	300	254
4.38%, 01/24/44	100	111
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	335
4.60%, 03/15/33	250	248
4.25%, 09/21/48	75	67
3.00%, 06/15/50 - 09/15/60	485	349
5.20%, 06/15/62	250	249
International Bank for Reconstruction and Development
2.25%, 03/28/24	300	296
1.63%, 01/15/25	250	241
0.63%, 04/22/25	430	402
0.38%, 07/28/25	300	276
2.50%, 07/29/25 - 03/29/32	1,640	1,582
0.50%, 10/28/25	500	459
1.38%, 04/20/28	300	271
1.25%, 02/10/31	195	167
Japan Bank For International Cooperation
3.25%, 07/20/23	200	200
3.38%, 07/31/23	400	401
2.13%, 02/10/25	250	243
2.25%, 11/04/26	400	382
2.00%, 10/17/29	400	362
Jefferies Group LLC
4.15%, 01/23/30	150	135
John Deere Capital Corporation
0.45%, 06/07/24	200	189
0.70%, 01/15/26	300	271
2.45%, 01/09/30	250	225
1.45%, 01/15/31	200	163
JPMorgan Chase & Co.
3.63%, 05/13/24	250	250
3.80%, 07/23/24	130	130
3.13%, 01/23/25	305	300
0.56%, 02/16/25	200	189
2.30%, 10/15/25	235	224
2.08%, 04/22/26	250	234
8.00%, 04/29/27	200	228
3.54%, 05/01/28	300	284
2.18%, 06/01/28	500	445
3.51%, 01/23/29	200	187
4.01%, 04/23/29	150	144
4.20%, 07/23/29	640	617
2.74%, 10/15/30	220	192
2.52%, 04/22/31	405	344
2.96%, 05/13/31	350	303
1.76%, 11/19/31	85	67
2.58%, 04/22/32	200	168
2.96%, 01/25/33	300	257
5.60%, 07/15/41	400	419
3.96%, 11/15/48	200	170
3.90%, 01/23/49	105	89
3.11%, 04/22/51	370	272
3.33%, 04/22/52	195	149
KeyCorp
2.25%, 04/06/27	250	224
KfW
2.50%, 11/20/24	800	788
2.00%, 05/02/25 (a)	680	660
0.38%, 07/18/25	275	253
0.63%, 01/22/26	300	275
0.00%, 06/29/37 (i)	150	89
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	386
Lazard Group LLC
4.38%, 03/11/29	300	286
Lincoln National Corporation
4.00%, 09/01/23	500	502
Lloyds Banking Group PLC
3.90%, 03/12/24 (g)	300	298
3.87%, 07/09/25 (g)	250	246
4.34%, 01/09/48	500	407
LYB International Finance B.V.
5.25%, 07/15/43	300	280
Markel Corporation
4.15%, 09/17/50	300	250
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	268
MetLife, Inc.
3.60%, 04/10/24	250	251
5.70%, 06/15/35	100	109
6.40%, 12/15/36	100	101
5.88%, 02/06/41	300	326
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	300
3.85%, 03/01/26	500	490
3.84%, 04/17/26	300	295
4.08%, 04/19/28	300	292
4.32%, 04/19/33	300	288
4.29%, 07/26/38	300	279
Mizuho Financial Group Inc
4.02%, 03/05/28	500	479
2.20%, 07/10/31	200	162
Moody's Corporation
2.00%, 08/19/31	400	326
Morgan Stanley
3.70%, 10/23/24	500	499
4.00%, 07/23/25	750	750
0.86%, 10/21/25	300	277
6.25%, 08/09/26	200	213
4.35%, 09/08/26	300	297
3.63%, 01/20/27	600	582
1.59%, 05/04/27	195	174
1.51%, 07/20/27	200	176
2.70%, 01/22/31	185	160
2.24%, 07/21/32	200	162
2.51%, 10/20/32	130	108
2.94%, 01/21/33	300	257
3.22%, 04/22/42	110	86
4.38%, 01/22/47	200	182
Nasdaq, Inc.
1.65%, 01/15/31 (j)	300	236
2.50%, 12/21/40 (j)	100	69
National Australia Bank Limited
2.50%, 07/12/26	500	471
Nomura Holdings, Inc.
2.65%, 01/16/25	200	191
Northern Trust Corporation
3.95%, 10/30/25	250	251
ORIX Corporation
3.70%, 07/18/27	200	193
Owl Rock Capital Corporation
3.40%, 07/15/26	400	357
PNC Bank, National Association
4.20%, 11/01/25	300	300
Prospect Capital Corporation
3.36%, 11/15/26	500	422
Prudential Financial, Inc.
5.20%, 03/15/44	250	237
4.60%, 05/15/44	150	142
3.91%, 12/07/47	313	270
4.35%, 02/25/50	300	277
3.70%, 03/13/51	300	248
Royal Bank of Canada
3.38%, 04/14/25 (g)	300	296
3.63%, 05/04/27 (g)	300	291
3.88%, 05/04/32 (a) (g)	300	286
S&P Global Inc.
2.50%, 12/01/29	200	177
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	498
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	467
1.67%, 06/14/27 (g)	500	438
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	477
Signature Bank
4.00%, 10/15/30	300	286
State Street Corporation
3.03%, 11/01/34	230	202
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24 (a)	500	494
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	144
3.54%, 01/17/28	200	190
3.04%, 07/16/29	300	267
Synchrony Financial
4.25%, 08/15/24	250	247
The Bank of Nova Scotia
3.45%, 04/11/25 (g)	300	296
1.30%, 09/15/26 (g)	200	177
The Charles Schwab Corporation
1.65%, 03/11/31	300	240
The Export-Import Bank of Korea
3.25%, 11/10/25	400	395
The Goldman Sachs Group, Inc.
1.76%, 01/24/25	300	289
3.75%, 05/22/25	1,000	987
4.25%, 10/21/25	500	497
3.85%, 01/26/27	110	106
1.54%, 09/10/27	150	132
1.95%, 10/21/27	170	151
2.64%, 02/24/28	300	272
3.81%, 04/23/29	150	141
2.60%, 02/07/30	500	426
2.62%, 04/22/32	205	170
2.38%, 07/21/32	200	162
2.65%, 10/21/32	160	132
3.10%, 02/24/33	300	257
6.75%, 10/01/37	350	387
4.41%, 04/23/39	90	82
6.25%, 02/01/41	250	277
3.21%, 04/22/42	125	95
4.75%, 10/21/45	230	215
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	81
The Korea Development Bank
3.38%, 09/16/25	500	497
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	484
3.15%, 05/19/27	400	381
3.45%, 04/23/29	200	187
2.55%, 01/22/30	400	347
The Progressive Corporation
4.35%, 04/25/44	200	186
4.13%, 04/15/47	50	46
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	300	299
4.27%, 03/22/25 (g)	400	395
The Toronto-Dominion Bank
0.45%, 09/11/23 (g)	400	387
0.75%, 09/11/25 (g)	400	361
3.20%, 03/10/32 (g)	200	178
The Travelers Companies, Inc.
6.38%, 03/15/33	200	235
4.00%, 05/30/47	100	89
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	544
1.65%, 01/10/31	100	81
Truist Bank
3.63%, 09/16/25	500	491
Truist Financial Corporation
2.50%, 08/01/24	325	317
U.S. Bancorp
3.15%, 04/27/27	500	481
1.38%, 07/22/30	100	80
U.S. Bank National Association
2.80%, 01/27/25	500	489
Unum Group
4.50%, 12/15/49	300	232
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,657
2.16%, 02/11/26	160	151
4.10%, 06/03/26	200	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
3.58%, 05/22/28	250	237
4.15%, 01/24/29	130	126
2.57%, 02/11/31	360	310
3.07%, 04/30/41	600	468
5.61%, 01/15/44	350	352
4.90%, 11/17/45	250	232
4.75%, 12/07/46	200	182
Westpac Banking Corporation
2.85%, 05/13/26	90	86
2.70%, 08/19/26	250	237
3.40%, 01/25/28	200	191
4.11%, 07/24/34 (g)	500	458
3.02%, 11/18/36	85	69
4.42%, 07/24/39 (g)	50	45
Willis North America Inc.
3.88%, 09/15/49	300	233
		95,456
Health Care 2.6%
Abbott Laboratories
2.95%, 03/15/25	250	247
1.40%, 06/30/30	300	250
6.00%, 04/01/39	100	113
4.75%, 04/15/43	200	204
AbbVie Inc.
2.60%, 11/21/24	400	387
3.80%, 03/15/25	400	397
3.60%, 05/14/25	140	138
3.20%, 05/14/26 - 11/21/29	550	515
4.25%, 11/14/28	100	99
4.50%, 05/14/35	180	175
4.30%, 05/14/36	115	108
4.05%, 11/21/39	400	357
4.63%, 10/01/42	500	462
4.45%, 05/14/46	140	127
4.88%, 11/14/48	100	96
Aetna Inc.
6.63%, 06/15/36	150	170
4.13%, 11/15/42	200	171
Amgen Inc.
2.60%, 08/19/26 (a)	180	171
2.45%, 02/21/30	80	70
2.30%, 02/25/31 (a)	350	297
3.15%, 02/21/40	265	209
3.38%, 02/21/50	265	203
4.66%, 06/15/51	408	382
3.00%, 01/15/52	200	142
Anthem, Inc.
2.25%, 05/15/30	350	299
4.38%, 12/01/47	80	74
AstraZeneca PLC
3.38%, 11/16/25	115	114
1.38%, 08/06/30	80	66
6.45%, 09/15/37	250	300
4.38%, 11/16/45 - 08/17/48	130	126
Baxalta Incorporated
4.00%, 06/23/25	250	248
5.25%, 06/23/45	60	60
Baxter International Inc.
1.92%, 02/01/27	145	130
2.54%, 02/01/32	100	84
Becton, Dickinson and Company
3.73%, 12/15/24	193	192
3.70%, 06/06/27	300	290
Biogen Inc.
4.05%, 09/15/25	440	435
Boston Scientific Corporation
1.90%, 06/01/25	400	378
Bristol-Myers Squibb Company
2.90%, 07/26/24	270	268
3.90%, 02/20/28	200	200
3.40%, 07/26/29	75	72
1.45%, 11/13/30	90	74
2.95%, 03/15/32	85	78
4.13%, 06/15/39	100	96
3.55%, 03/15/42	60	53
4.35%, 11/15/47	70	67
4.55%, 02/20/48	70	69
4.25%, 10/26/49	190	179
2.55%, 11/13/50	85	60
Cardinal Health, Inc.
3.75%, 09/15/25	100	99
3.41%, 06/15/27	200	192
Cigna Holding Company
3.75%, 07/15/23	61	61
3.50%, 06/15/24	300	298
4.38%, 10/15/28	210	208
4.80%, 08/15/38 - 07/15/46	820	794
3.88%, 10/15/47	60	49
4.90%, 12/15/48	160	153
Cottage Health
3.30%, 11/01/49	300	243
CVS Health Corporation
4.10%, 03/25/25	400	403
2.88%, 06/01/26	200	191
4.30%, 03/25/28	620	614
3.25%, 08/15/29	600	547
1.75%, 08/21/30	95	76
2.70%, 08/21/40	70	50
5.13%, 07/20/45	500	483
5.05%, 03/25/48	470	449
Elevance Health, Inc.
3.60%, 03/15/51	70	57
Eli Lilly and Company
3.38%, 03/15/29	500	487
2.25%, 05/15/50	250	177
2.50%, 09/15/60	300	205
Gilead Sciences, Inc.
3.65%, 03/01/26	750	738
2.95%, 03/01/27	550	521
1.20%, 10/01/27	210	181
1.65%, 10/01/30 (a)	400	328
2.60%, 10/01/40	100	73
4.15%, 03/01/47	150	132
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	119
HCA Inc.
5.00%, 03/15/24	350	352
4.13%, 06/15/29	100	91
5.13%, 06/15/39	50	44
5.50%, 06/15/47	300	269
5.25%, 06/15/49	100	86
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	175
Humana Inc.
4.95%, 10/01/44	200	195
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	850	679
3.63%, 03/03/37	100	95
5.95%, 08/15/37	250	297
4.50%, 12/05/43	100	100
3.50%, 01/15/48	50	44
MedStar Health, Inc.
3.63%, 08/15/49	200	166
Medtronic, Inc.
4.38%, 03/15/35	200	199
4.63%, 03/15/45 (a)	284	285
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	138
4.20%, 07/01/55	250	231
Merck & Co., Inc.
2.15%, 12/10/31	120	103
3.90%, 03/07/39	50	47
2.35%, 06/24/40	55	41
3.60%, 09/15/42	200	174
3.70%, 02/10/45	250	219
4.00%, 03/07/49	80	74
2.45%, 06/24/50	70	49
2.90%, 12/10/61	160	113
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Mylan Inc
4.20%, 11/29/23	400	399
Mylan N.V.
5.25%, 06/15/46	85	69
Northwell Health, Inc.
3.98%, 11/01/46	500	437
Novartis Capital Corporation
2.00%, 02/14/27	400	371
2.20%, 08/14/30	95	84
4.40%, 05/06/44	200	200
2.75%, 08/14/50	65	51
Pfizer Inc.
0.80%, 05/28/25	300	280
2.75%, 06/03/26	475	462
6.60%, 12/01/28 (k)	50	56
2.55%, 05/28/40	300	236
4.20%, 09/15/48	50	49
4.00%, 03/15/49	65	61
Providence St. Joseph Health
3.74%, 10/01/47	350	300
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	295
Stryker Corporation
3.50%, 03/15/26	250	245
4.10%, 04/01/43	200	173
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	276
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	214
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	230
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	192
3.88%, 12/15/28	200	199
2.30%, 05/15/31	80	69
4.20%, 05/15/32 - 01/15/47	400	390
5.80%, 03/15/36	150	168
3.50%, 08/15/39	500	436
3.05%, 05/15/41	80	65
4.75%, 07/15/45	110	110
4.25%, 06/15/48	80	75
4.45%, 12/15/48	60	58
3.25%, 05/15/51	105	82
4.95%, 05/15/62	250	253
Viatris Inc.
2.70%, 06/22/30	90	72
3.85%, 06/22/40	80	56
4.00%, 06/22/50	110	73
Wyeth LLC
5.95%, 04/01/37	250	289
Zoetis Inc.
2.00%, 05/15/30	200	167
		28,938
Information Technology 2.2%
Adobe Inc.
2.30%, 02/01/30	200	176
Apple Inc.
1.80%, 09/11/24	135	131
1.13%, 05/11/25	250	235
0.70%, 02/08/26 (a)	255	232
2.45%, 08/04/26	320	307
3.35%, 02/09/27	400	397
3.20%, 05/11/27	150	148
3.00%, 11/13/27	620	601
2.20%, 09/11/29	300	270
1.65%, 05/11/30 - 02/08/31	445	376
2.38%, 02/08/41	90	69
4.65%, 02/23/46	300	307
4.25%, 02/09/47	60	59
3.75%, 09/12/47 - 11/13/47	160	144
2.95%, 09/11/49	300	236
2.65%, 05/11/50	250	184
2.55%, 08/20/60	155	106
2.80%, 02/08/61	240	171
Applied Materials, Inc.
3.90%, 10/01/25	350	353
Autodesk, Inc.
4.38%, 06/15/25	500	505
Broadcom Inc.
3.15%, 11/15/25	100	96
3.50%, 01/15/28	300	278
4.75%, 04/15/29	200	194
5.00%, 04/15/30	250	245
4.15%, 11/15/30	100	92
3.47%, 04/15/34 (h)	255	207
3.50%, 02/15/41 (h)	300	227
3.75%, 02/15/51 (a) (h)	300	222
Cisco Systems, Inc.
3.63%, 03/04/24	300	302
3.50%, 06/15/25	100	100
2.50%, 09/20/26 (a)	400	383
Citrix Systems, Inc.
1.25%, 03/01/26	400	387
Corning Incorporated
5.75%, 08/15/40	95	100
3.90%, 11/15/49	300	241
4.38%, 11/15/57	40	33
Dell International L.L.C.
5.85%, 07/15/25 (j)	250	258
6.02%, 06/15/26 (j)	425	440
6.20%, 07/15/30 (j)	250	260
8.10%, 07/15/36 (j)	79	92
8.35%, 07/15/46 (j)	30	37
3.45%, 12/15/51 (h)	60	41
DXC Technology Company
2.38%, 09/15/28	300	258
Fiserv, Inc.
2.75%, 07/01/24	190	185
3.50%, 07/01/29	190	173
4.40%, 07/01/49	100	86
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	252
4.90%, 10/15/25 (k)	180	183
6.35%, 10/15/45 (k)	90	91
Intel Corporation
2.88%, 05/11/24	100	99
3.70%, 07/29/25	500	502
3.15%, 05/11/27	150	146
1.60%, 08/12/28 (a)	300	263
2.45%, 11/15/29	250	223
2.80%, 08/12/41	300	228
4.25%, 12/15/42	200	185
4.10%, 05/11/47	150	136
3.73%, 12/08/47	120	102
3.25%, 11/15/49	80	62
International Business Machines Corporation
3.00%, 05/15/24	300	298
7.00%, 10/30/25	200	220
3.45%, 02/19/26	135	133
3.50%, 05/15/29	210	200
5.88%, 11/29/32	100	109
4.15%, 05/15/39	500	451
4.00%, 06/20/42	200	174
4.25%, 05/15/49	150	133
Keysight Technologies, Inc.
4.55%, 10/30/24	300	301
KLA Corporation
3.30%, 03/01/50 (a)	300	237
MasterCard Incorporated
3.85%, 03/26/50	300	275
Microsoft Corporation
3.13%, 11/03/25	680	680
3.30%, 02/06/27	450	448
2.53%, 06/01/50	377	278
2.92%, 03/17/52	210	165
3.95%, 08/08/56 (a)	524	492
2.68%, 06/01/60	179	128
3.04%, 03/17/62	220	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Motorola Solutions, Inc.
4.60%, 05/23/29	300	286
NVIDIA Corporation
1.55%, 06/15/28 (a)	300	263
3.50%, 04/01/40	300	262
Oracle Corporation
3.63%, 07/15/23	400	401
2.65%, 07/15/26	500	461
3.25%, 11/15/27	210	194
2.88%, 03/25/31	230	190
3.90%, 05/15/35	350	289
3.80%, 11/15/37	200	156
3.60%, 04/01/40	400	298
4.50%, 07/08/44	200	163
4.13%, 05/15/45	200	152
4.38%, 05/15/55	310	234
4.10%, 03/25/61	235	168
Paypal Holdings, Inc.
1.65%, 06/01/25	600	566
2.85%, 10/01/29	100	90
3.25%, 06/01/50 (a)	200	151
Qualcomm Incorporated
3.45%, 05/20/25	150	150
3.25%, 05/20/27	300	293
4.65%, 05/20/35	60	62
4.80%, 05/20/45	90	92
4.50%, 05/20/52	250	246
Roper Technologies, Inc.
1.40%, 09/15/27	300	257
Texas Instruments Incorporated
1.90%, 09/15/31	300	255
4.15%, 05/15/48	75	72
Visa Inc.
3.15%, 12/14/25	305	301
1.10%, 02/15/31	300	239
2.70%, 04/15/40	400	322
3.65%, 09/15/47	45	40
2.00%, 08/15/50	280	186
VMware, Inc.
4.50%, 05/15/25 (j)	250	251
4.70%, 05/15/30 (j)	250	241
		24,640
Communication Services 2.0%
Alphabet Inc.
0.45%, 08/15/25	250	230
2.00%, 08/15/26	300	284
1.10%, 08/15/30	280	230
1.90%, 08/15/40	75	54
2.25%, 08/15/60	225	146
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	114
4.38%, 07/16/42	200	181
AT&T Inc.
2.30%, 06/01/27	1,000	912
4.35%, 03/01/29 - 06/15/45	405	371
2.55%, 12/01/33	751	609
4.50%, 05/15/35 - 03/09/48	1,606	1,483
4.75%, 05/15/46	200	186
3.65%, 06/01/51 - 09/15/59	706	545
British Telecommunications Public Limited Company
9.63%, 12/15/30 (j) (k)	250	311
Charter Communications Operating, LLC
4.91%, 07/23/25	640	641
5.38%, 04/01/38	400	356
6.48%, 10/23/45	210	204
5.75%, 04/01/48	100	89
4.80%, 03/01/50	200	158
5.25%, 04/01/53	200	170
4.40%, 12/01/61	75	54
5.50%, 04/01/63	300	255
Comcast Corporation
3.70%, 04/15/24	285	286
3.38%, 08/15/25	290	286
4.15%, 10/15/28	650	647
6.50%, 11/15/35	100	117
6.95%, 08/15/37	250	305
3.90%, 03/01/38	70	63
4.00%, 08/15/47 - 03/01/48	410	356
4.70%, 10/15/48	365	353
2.45%, 08/15/52	750	497
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (j) (k)	300	371
Discovery Communications, LLC
3.95%, 03/20/28	105	98
5.20%, 09/20/47	75	63
Electronic Arts Inc.
2.95%, 02/15/51	300	219
Fox Corporation
5.48%, 01/25/39	65	63
5.58%, 01/25/49	80	78
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	105
NBCUniversal Media, LLC
6.40%, 04/30/40	250	293
Omnicom Group Inc.
2.60%, 08/01/31	375	314
Orange SA
5.38%, 01/13/42	100	103
5.50%, 02/06/44 (a)	300	314
RELX Capital Inc.
4.00%, 03/18/29 (a)	300	290
Rogers Communications Inc.
3.63%, 12/15/25	300	294
3.70%, 11/15/49	500	382
4.55%, 03/15/52 (h)	300	265
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	312
6.75%, 06/15/39	300	299
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	279
Telefonica Europe B.V.
8.25%, 09/15/30	500	596
The Walt Disney Company
1.75%, 08/30/24	150	145
2.00%, 09/01/29	625	538
6.20%, 12/15/34	50	57
2.75%, 09/01/49	225	161
3.80%, 05/13/60	650	543
T-Mobile US, Inc.
3.50%, 04/15/25	340	333
2.05%, 02/15/28	900	782
3.88%, 04/15/30	435	406
2.55%, 02/15/31	400	336
4.50%, 04/15/50	160	142
3.60%, 11/15/60 (h)	100	73
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	59
Verizon Communications Inc.
3.38%, 02/15/25	223	221
1.45%, 03/20/26 (a)	325	297
4.13%, 03/16/27	300	299
4.33%, 09/21/28	400	398
4.02%, 12/03/29	982	951
1.75%, 01/20/31	130	104
2.36%, 03/15/32	250	207
2.65%, 11/20/40	180	132
3.40%, 03/22/41	215	175
3.70%, 03/22/61	405	316
Viacom Inc.
7.88%, 07/30/30	125	143
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	219
5.00%, 05/30/38	60	57
5.25%, 05/30/48	175	167
4.25%, 09/17/50	75	63
5.13%, 06/19/59	110	101
		22,656

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Utilities 2.0%
AEP Texas Inc.
3.45%, 01/15/50	10	8
Alabama Power Company
6.00%, 03/01/39	250	274
3.70%, 12/01/47	200	167
3.13%, 07/15/51	400	300
Ameren Illinois Company
3.25%, 03/01/25	250	247
American Water Capital Corp.
3.75%, 09/01/47	100	84
Appalachian Power Company
3.70%, 05/01/50	400	318
Arizona Public Service Company
4.50%, 04/01/42	100	89
Atmos Energy Corporation
1.50%, 01/15/31	300	240
Baltimore Gas and Electric Company
2.25%, 06/15/31 (a)	300	256
3.50%, 08/15/46	160	131
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	190
6.13%, 04/01/36	400	443
3.80%, 07/15/48	100	84
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	178
CMS Energy Corporation
4.75%, 06/01/50	300	262
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	312
5.70%, 06/15/40	100	106
3.88%, 06/15/47	300	252
Dominion Energy, Inc.
2.85%, 08/15/26	350	332
3.38%, 04/01/30	250	228
DTE Electric Company
3.38%, 03/01/25	200	197
2.63%, 03/01/31	250	222
2.95%, 03/01/50 (a)	400	304
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	695
5.30%, 02/15/40	300	312
3.70%, 12/01/47	200	170
3.20%, 08/15/49	500	391
Duke Energy Florida, LLC
3.40%, 10/01/46	60	47
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	270
Duke Energy Progress, LLC
4.20%, 08/15/45	250	226
Eversource Energy
3.80%, 12/01/23	100	100
2.90%, 10/01/24	300	293
3.30%, 01/15/28	200	188
Exelon Corporation
3.95%, 06/15/25	150	149
4.95%, 06/15/35	250	243
Florida Power & Light Company
3.70%, 12/01/47	40	35
4.13%, 06/01/48	600	561
Iberdrola International B.V.
6.75%, 07/15/36	150	173
Kentucky Utilities Company
5.13%, 11/01/40	300	301
MidAmerican Energy Company
3.50%, 10/15/24	200	200
6.75%, 12/30/31	50	59
3.15%, 04/15/50	125	98
National Fuel Gas Company
3.95%, 09/15/27 (j)	301	281
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	396
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	336
NiSource Finance Corp.
3.49%, 05/15/27	200	191
NiSource Inc.
0.95%, 08/15/25	600	539
1.70%, 02/15/31	500	392
Northern States Power Company
4.13%, 05/15/44	500	455
NorthWestern Corporation
4.18%, 11/15/44	150	131
NSTAR Electric Company
3.20%, 05/15/27	200	193
Ohio Power Company
2.60%, 04/01/30	200	176
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	162
5.25%, 09/30/40	200	211
3.80%, 09/30/47	200	176
Pacific Gas And Electric Company
3.15%, 01/01/26	345	314
2.10%, 08/01/27	435	365
4.55%, 07/01/30	235	209
4.50%, 07/01/40	240	186
4.95%, 07/01/50	275	218
3.50%, 08/01/50	105	70
PacifiCorp
6.25%, 10/15/37	200	225
PECO Energy Company
4.15%, 10/01/44	250	228
2.85%, 09/15/51	500	368
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	240
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	179
3.00%, 10/01/49	250	190
Progress Energy, Inc.
7.75%, 03/01/31	300	350
Public Service Electric and Gas Company
3.00%, 05/15/27	200	193
5.50%, 03/01/40	200	214
2.05%, 08/01/50	300	188
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	159
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	213
3.25%, 09/15/49	170	130
San Diego Gas & Electric Company
2.50%, 05/15/26	250	237
1.70%, 10/01/30	200	164
Sempra Energy
4.00%, 02/01/48	50	41
Southern California Edison Company
6.00%, 01/15/34	75	80
5.63%, 02/01/36	195	196
5.95%, 02/01/38	100	104
4.05%, 03/15/42	200	165
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	174
3.15%, 09/30/51	400	284
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	263
The Southern Company
3.70%, 04/30/30 (g)	250	232
4.40%, 07/01/46	400	348
Union Electric Company
3.65%, 04/15/45	350	290
Virginia Electric and Power Company
6.00%, 05/15/37	200	222
4.45%, 02/15/44	100	93
4.00%, 11/15/46	300	266
Washington Gas Light Company
3.80%, 09/15/46	200	171
Xcel Energy Inc.
0.50%, 10/15/23	400	384
2.60%, 12/01/29	300	261
		21,588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Energy 1.8%
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	378
4.49%, 05/01/30	500	493
BP Capital Markets America Inc.
3.63%, 04/06/30	750	710
2.94%, 06/04/51	85	61
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	86
Burlington Resources Finance Co
7.20%, 08/15/31	100	119
Canadian Natural Resources Limited
5.85%, 02/01/35	150	152
6.25%, 03/15/38	150	159
Cenovus Energy Inc.
6.75%, 11/15/39	300	321
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	184
Chevron Corporation
2.95%, 05/16/26	110	107
2.24%, 05/11/30	180	158
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	35
2.34%, 08/12/50	40	28
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	103
Conoco Funding Company
7.25%, 10/15/31	75	89
ConocoPhillips
6.95%, 04/15/29	200	229
Devon Energy Corporation
5.85%, 12/15/25	57	59
Enable Midstream Partners, LP
3.90%, 05/15/24	200	198
4.95%, 05/15/28	300	294
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	235
Energy Transfer LP
4.75%, 01/15/26	350	349
4.95%, 06/15/28	650	641
3.75%, 05/15/30	250	225
7.50%, 07/01/38	200	216
6.50%, 02/01/42	150	150
6.00%, 06/15/48	50	47
6.25%, 04/15/49	90	87
5.00%, 05/15/50	200	170
Enterprise Products Operating LLC
3.70%, 02/15/26	350	344
2.80%, 01/31/30	250	219
6.88%, 03/01/33	25	29
6.45%, 09/01/40	100	108
4.45%, 02/15/43	150	131
4.95%, 10/15/54	300	274
3.95%, 01/31/60	100	79
Equinor ASA
3.70%, 03/01/24	200	201
3.13%, 04/06/30	300	278
3.95%, 05/15/43	300	267
Exxon Mobil Corporation
3.04%, 03/01/26	315	309
2.28%, 08/16/26	150	142
2.61%, 10/15/30	360	324
3.00%, 08/16/39	300	245
4.11%, 03/01/46	205	187
3.10%, 08/16/49	200	156
Halliburton Company
3.80%, 11/15/25	58	57
7.45%, 09/15/39	250	292
5.00%, 11/15/45	120	110
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	390
Husky Energy Inc.
4.40%, 04/15/29	200	193
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	299
5.00%, 03/01/43	300	264
5.40%, 09/01/44	250	230
Kinder Morgan, Inc.
5.30%, 12/01/34	350	340
3.60%, 02/15/51	300	221
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	222
Marathon Petroleum Corporation
3.80%, 04/01/28	200	189
6.50%, 03/01/41	300	328
MPLX LP
4.88%, 06/01/25	250	251
4.50%, 04/15/38	105	92
5.50%, 02/15/49	80	75
4.90%, 04/15/58	110	91
ONEOK Partners, L.P.
6.65%, 10/01/36	150	153
ONEOK, Inc.
7.50%, 09/01/23	200	209
4.00%, 07/13/27	200	193
4.55%, 07/15/28	50	48
Ovintiv Canada ULC
7.20%, 11/01/31	130	143
Phillips 66
4.65%, 11/15/34	250	244
4.90%, 10/01/46 (h)	150	144
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	151
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	306
5.00%, 03/15/27	100	100
4.20%, 03/15/28	300	289
4.50%, 05/15/30	250	240
Shell International Finance B.V.
3.25%, 05/11/25 (a)	230	227
2.38%, 11/07/29	300	265
2.75%, 04/06/30	250	226
4.13%, 05/11/35	200	190
6.38%, 12/15/38	200	232
4.00%, 05/10/46	155	138
3.13%, 11/07/49	200	154
3.25%, 04/06/50	250	197
Suncor Energy Inc.
4.00%, 11/15/47	340	290
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	90	79
The Williams Companies, Inc.
3.50%, 11/15/30	250	225
Total Capital Canada Ltd.
2.75%, 07/15/23	300	298
Total Capital International
3.46%, 07/12/49	50	40
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	412
4.10%, 04/15/30	250	239
6.20%, 10/15/37	100	109
5.00%, 10/16/43	150	144
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	225
Williams Partners L.P.
4.00%, 09/15/25	350	345
3.75%, 06/15/27	300	287
6.30%, 04/15/40	200	212
		19,800
Industrials 1.7%
3M Company
2.00%, 02/14/25	345	332
2.38%, 08/26/29	690	618
Air Lease Corporation
0.70%, 02/15/24	400	377
3.25%, 03/01/25	300	287
2.20%, 01/15/27	200	174

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	276
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	117
5.75%, 05/01/40	400	441
Canadian National Railway Company
3.65%, 02/03/48	300	252
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	94
Carrier Global Corporation
2.72%, 02/15/30	125	108
3.58%, 04/05/50	505	382
Caterpillar Financial Services Corporation
2.15%, 11/08/24 (a)	300	291
Caterpillar Inc.
3.40%, 05/15/24	500	502
2.60%, 04/09/30	250	227
3.25%, 04/09/50	250	206
CSX Corporation
3.80%, 03/01/28	300	294
5.50%, 04/15/41	205	215
4.30%, 03/01/48	50	46
3.95%, 05/01/50	300	260
Cummins Inc.
1.50%, 09/01/30	300	243
2.60%, 09/01/50	200	137
Deere & Company
3.90%, 06/09/42	200	187
Dover Corporation
5.38%, 03/01/41	150	150
Eaton Corporation
4.15%, 11/02/42	100	90
Equifax Inc.
3.10%, 05/15/30	250	219
FedEx Corporation
3.25%, 04/01/26 (a)	300	295
4.25%, 05/15/30	300	291
3.88%, 08/01/42	200	166
5.25%, 05/15/50 (a)	100	100
General Electric Capital Corporation
6.88%, 01/10/39	300	340
Honeywell International Inc.
1.10%, 03/01/27 (j)	300	267
1.75%, 09/01/31	250	207
3.81%, 11/21/47	300	272
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	194
3.80%, 03/21/29	200	187
4.50%, 03/21/49	200	179
John Deere Capital Corporation
3.45%, 03/07/29	115	111
Kansas City Southern
3.50%, 05/01/50	300	234
Kennametal Inc.
4.63%, 06/15/28	100	98
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	248
2.90%, 12/15/29	300	266
5.05%, 04/27/45	250	244
Lockheed Martin Corporation
3.55%, 01/15/26	100	100
4.50%, 05/15/36	105	105
4.07%, 12/15/42	243	226
4.09%, 09/15/52	107	100
Norfolk Southern Corporation
3.85%, 01/15/24	200	201
2.30%, 05/15/31	300	256
4.84%, 10/01/41	224	219
2.90%, 08/25/51	250	179
Northrop Grumman Corporation
3.25%, 01/15/28	150	142
4.75%, 06/01/43	155	149
3.85%, 04/15/45	250	210
Otis Worldwide Corporation
3.11%, 02/15/40	300	233
Parker-Hannifin Corporation
4.00%, 06/14/49	40	34
Raytheon Technologies Corporation
4.80%, 12/15/43	25	25
Snap-on Incorporated
3.25%, 03/01/27	250	243
Southwest Airlines Co.
5.25%, 05/04/25	300	306
5.13%, 06/15/27	200	202
2.63%, 02/10/30	600	507
The Boeing Company
4.88%, 05/01/25 (j)	315	314
2.70%, 02/01/27	125	111
5.04%, 05/01/27 (j)	100	99
2.95%, 02/01/30	125	104
5.15%, 05/01/30 (j)	285	273
5.88%, 02/15/40	25	23
5.71%, 05/01/40 (j)	800	748
3.90%, 05/01/49	40	29
3.95%, 08/01/59	125	84
Union Pacific Corporation
3.95%, 09/10/28	300	296
3.84%, 03/20/60	445	371
3.80%, 04/06/71	50	40
3.85%, 02/14/72	80	65
United Parcel Service, Inc.
6.20%, 01/15/38	350	407
3.75%, 11/15/47	70	62
United Technologies Corporation
3.13%, 05/04/27	400	383
4.13%, 11/16/28	595	587
4.50%, 06/01/42	300	286
4.05%, 05/04/47	200	178
4.63%, 11/16/48	90	88
W. W. Grainger, Inc.
4.60%, 06/15/45 (a)	200	192
Waste Management, Inc.
4.15%, 07/15/49	50	46
		18,447
Consumer Discretionary 1.5%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	340
Amazon.com, Inc.
3.30%, 04/13/27	165	162
3.15%, 08/22/27	740	720
1.65%, 05/12/28	400	355
1.50%, 06/03/30	130	108
3.60%, 04/13/32	135	130
3.88%, 08/22/37	170	161
2.88%, 05/12/41	300	241
2.50%, 06/03/50	200	142
4.25%, 08/22/57	320	299
2.70%, 06/03/60	55	37
3.25%, 05/12/61	240	183
4.10%, 04/13/62	160	145
American Honda Finance Corporation
0.88%, 07/07/23	400	391
3.45%, 07/14/23	200	200
1.20%, 07/08/25	400	370
1.00%, 09/10/25	300	274
AutoNation, Inc.
4.75%, 06/01/30 (j)	350	330
AutoZone, Inc.
3.25%, 04/15/25	350	342
3.75%, 06/01/27	200	194
California Institute of Technology
4.32%, 08/01/45	40	40
Discovery Communications, LLC
3.63%, 05/15/30	400	355
4.00%, 09/15/55	319	222
Dollar Tree, Inc.
4.20%, 05/15/28	90	87
eBay Inc.
1.40%, 05/10/26	300	270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
3.65%, 05/10/51	15	12
General Motors Company
5.00%, 04/01/35	200	180
5.15%, 04/01/38	70	61
5.40%, 04/01/48	190	165
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	176
2.40%, 04/10/28	300	253
2.35%, 01/08/31	400	310
2.70%, 06/10/31	400	316
Hasbro, Inc.
6.35%, 03/15/40	300	311
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	195
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	576
3.65%, 04/05/29	75	71
2.80%, 09/15/41	300	219
3.00%, 10/15/50	300	209
Magallanes, Inc.
3.76%, 03/15/27 (h)	300	282
5.39%, 03/15/62 (h)	300	252
Marriott International, Inc.
3.13%, 06/15/26	500	476
McDonald's Corporation
3.70%, 01/30/26	175	175
6.30%, 03/01/38	200	227
4.88%, 12/09/45	165	162
3.63%, 09/01/49	200	164
NIKE, Inc.
2.85%, 03/27/30	400	368
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	238
PVH Corp.
4.63%, 07/10/25 (j)	400	396
Starbucks Corporation
4.00%, 11/15/28	200	195
2.55%, 11/15/30	500	426
4.50%, 11/15/48	200	182
4.45%, 08/15/49	50	45
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	19
The Home Depot, Inc.
3.00%, 04/01/26	500	490
1.38%, 03/15/31	300	242
5.88%, 12/16/36	600	688
3.13%, 12/15/49	200	156
3.50%, 09/15/56	200	163
Toyota Motor Corporation
3.42%, 07/20/23	200	201
3.67%, 07/20/28	200	196
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	164
1.80%, 02/13/25	400	382
2.15%, 02/13/30	500	433
University of Notre Dame du Lac
3.44%, 02/15/45	250	223
University of Southern California
3.03%, 10/01/39	450	386
5.25%, 10/01/11	20	21
		16,504
Consumer Staples 1.5%
Altria Group, Inc.
4.80%, 02/14/29	180	171
5.80%, 02/14/39	110	100
4.50%, 05/02/43	200	150
5.95%, 02/14/49	400	350
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	463
4.90%, 02/01/46	300	283
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	285
3.50%, 06/01/30	110	103
5.45%, 01/23/39	500	507
4.44%, 10/06/48	362	317
5.80%, 01/23/59	295	308
4.60%, 06/01/60	155	136
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	287
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	443
BAT Capital Corp.
3.22%, 09/06/26	250	233
2.73%, 03/25/31	300	236
4.39%, 08/15/37	150	119
4.54%, 08/15/47	150	110
3.98%, 09/25/50	200	136
Campbell Soup Company
4.15%, 03/15/28	300	294
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	192
3.95%, 08/01/47	200	175
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	178
Conagra Brands, Inc.
1.38%, 11/01/27	300	249
5.30%, 11/01/38	55	52
5.40%, 11/01/48	55	52
Constellation Brands, Inc.
3.15%, 08/01/29	400	359
Costco Wholesale Corporation
3.00%, 05/18/27	80	78
1.38%, 06/20/27	300	269
General Mills, Inc.
3.65%, 02/15/24	303	305
4.20%, 04/17/28	105	104
GSK Consumer Healthcare Capital US LLC
4.00%, 03/24/52 (h)	250	215
Keurig Dr Pepper Inc.
4.50%, 04/15/52	100	88
Massachusetts Institute of Technology
5.60%, 07/01/11	300	356
4.68%, 07/01/14	250	249
McCormick & Company, Incorporated
0.90%, 02/15/26	405	360
1.85%, 02/15/31	300	239
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	195
Molson Coors Beverage Company
3.00%, 07/15/26	500	470
PepsiCo, Inc.
3.00%, 10/15/27	500	486
3.45%, 10/06/46	90	78
2.75%, 10/21/51	50	38
3.88%, 03/19/60	400	372
Philip Morris International Inc.
4.38%, 11/15/41	300	249
Reynolds American Inc.
4.85%, 09/15/23	150	152
5.70%, 08/15/35	100	93
Sysco Corporation
5.95%, 04/01/30 (j)	266	284
The Coca-Cola Company
1.75%, 09/06/24	250	244
1.00%, 03/15/28	300	259
2.13%, 09/06/29	250	223
1.38%, 03/15/31	300	244
2.25%, 01/05/32 (a)	350	306
2.88%, 05/05/41	300	247
3.00%, 03/05/51	300	242
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	29
3.13%, 12/01/49	225	178
The J. M. Smucker Company
3.50%, 03/15/25	300	295
3.38%, 12/15/27	250	239
The Kroger Co.
4.50%, 01/15/29	300	299
7.50%, 04/01/31	150	179

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
4.45%, 02/01/47	300	270
Tyson Foods, Inc.
5.15%, 08/15/44	200	199
Unilever Capital Corporation
1.38%, 09/14/30	500	406
University of Washington
3.52%, 04/15/54	100	88
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	199
4.10%, 04/15/50	400	315
Walmart Inc.
2.85%, 07/08/24	125	124
2.65%, 12/15/24	300	296
3.70%, 06/26/28	185	184
3.63%, 12/15/47	300	270
		16,303
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	197
4.50%, 07/30/29	250	244
4.85%, 04/15/49	300	279
American Tower Corporation
2.40%, 03/15/25	200	189
1.60%, 04/15/26	500	447
1.50%, 01/31/28	500	416
3.80%, 08/15/29	90	83
2.70%, 04/15/31	375	309
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	302
Boston Properties Limited Partnership
3.80%, 02/01/24	250	249
3.20%, 01/15/25	200	195
2.90%, 03/15/30	200	170
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	200	189
Corporate Office Properties Trust
2.00%, 01/15/29	750	608
Crown Castle International Corp.
3.20%, 09/01/24	330	323
3.70%, 06/15/26	140	135
3.65%, 09/01/27	80	76
3.25%, 01/15/51	50	36
Equinix, Inc.
1.45%, 05/15/26	300	267
3.40%, 02/15/52	300	222
Essex Portfolio, L.P.
3.88%, 05/01/24	200	199
Federal Realty Investment Trust
4.50%, 12/01/44	100	89
GLP Financing, LLC
5.38%, 04/15/26	150	147
5.75%, 06/01/28	300	293
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	227
Kimco Realty Corporation
2.70%, 10/01/30	200	172
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	201
1.10%, 09/15/26	350	308
1.70%, 02/15/31	300	237
National Retail Properties, Inc.
3.10%, 04/15/50	200	139
Office Properties Income Trust
2.65%, 06/15/26	400	340
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	251
ProLogis, L.P.
2.13%, 04/15/27	100	92
2.25%, 04/15/30	175	151
3.00%, 04/15/50	35	27
Public Storage, Inc.
1.85%, 05/01/28	300	260
Realty Income Corporation
4.13%, 10/15/26	250	248
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	395
Simon Property Group, L.P.
3.30%, 01/15/26	500	483
2.65%, 07/15/30	200	170
4.25%, 11/30/46	200	171
3.25%, 09/13/49	65	47
3.80%, 07/15/50	200	159
Store Capital Corporation
4.50%, 03/15/28	200	195
Tanger Properties Limited Partnership
2.75%, 09/01/31	400	313
UDR, Inc.
2.10%, 08/01/32	200	155
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	244
3.00%, 01/15/30	200	175
Welltower Inc.
4.95%, 09/01/48	150	142
Weyerhaeuser Company
7.38%, 03/15/32	57	66
		11,032
Materials 0.6%
Albemarle Corporation
5.45%, 12/01/44	150	144
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	201
2.30%, 07/15/30	300	260
5.32%, 11/15/38	90	89
5.42%, 11/15/48	115	114
Eastman Chemical Company
3.80%, 03/15/25	189	187
Ecolab Inc.
1.30%, 01/30/31	300	241
2.13%, 08/15/50 (a)	200	128
2.75%, 08/18/55	75	53
FMC Corporation
4.50%, 10/01/49	300	257
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	278
LYB International Finance III, LLC
3.80%, 10/01/60	200	142
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	285
MOS Holdings Inc.
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	330
Newmont Corporation
5.88%, 04/01/35	200	212
Nucor Corporation
2.70%, 06/01/30	300	260
2.98%, 12/15/55	200	135
Nutrien Ltd.
2.95%, 05/13/30	300	267
3.95%, 05/13/50	300	259
PPG Industries, Inc.
2.80%, 08/15/29	200	181
2.55%, 06/15/30	300	264
Praxair, Inc.
2.65%, 02/05/25	400	393
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	276
Southern Copper Corporation
7.50%, 07/27/35	150	178
Steel Dynamics, Inc.
3.25%, 10/15/50	115	80
The Dow Chemical Company
5.25%, 11/15/41	200	196
4.63%, 10/01/44	250	226
The Sherwin-Williams Company
3.45%, 06/01/27	700	667
4.50%, 06/01/47	70	62

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Vale Overseas Ltd
3.75%, 07/08/30	100	88
6.88%, 11/21/36	200	213
Westlake Corporation
3.38%, 08/15/61	200	135
		6,819
Total Corporate Bonds And Notes (cost $330,503)		282,183
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.4%
American Express Credit Account Master Trust
Series 2021-A-1, 0.90%, 11/15/24	400	380
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	200	191
Bank 2019-BNK23
Series 2019-A3-BNK23, REMIC, 2.92%, 11/16/29	500	456
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (e)	400	356
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (e)	400	360
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,159
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	260
Series 2021-A3-A3, 1.04%, 11/15/24	193	183
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (e)	300	284
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,202
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	492
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	667	649
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	275
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (e)	500	432
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	471
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	493
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	483
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	972
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	184
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	92
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	267
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	195
Hyundai Auto Receivables Trust 2022-A
Series 2022-A3-A, 2.22%, 10/15/26	400	389
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	495
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A3-B, 0.40%, 01/15/24	400	388
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	493
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	473
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	295
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	193
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	947
Synchrony Card Issuance Trust
Series 2022-A-A1, 3.37%, 04/15/25	200	198
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	127	118
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	157	150
Wells Fargo Commercial Mortgage Trust
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	993
WFRBS Commercial Mortgage Trust
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	491
World Omni Auto Receivables Trust 2020-B
Series 2020-A4-B, 0.82%, 04/15/24	200	191
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	231
Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,485)		15,881
SHORT TERM INVESTMENTS 9.6%
Investment Companies 9.3%
JNL Government Money Market Fund, 1.02% (f) (l)	102,354	102,354
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (f) (l)	3,277	3,277
Total Short Term Investments (cost $105,631)		105,631
Total Investments 109.4% (cost $1,318,356)		1,205,601
Total Forward Sales Commitments (0.2)% (proceeds $2,585)		(2,592)
Other Assets and Liabilities, Net (9.2)%		(101,377)
Total Net Assets 100.0%		1,101,632

(a) All or a portion of the security was on loan as of June 30, 2022.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $102,540.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $2,827 and 0.3% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
4.00%, 07/15/37	(50)	(50)
2.00%, 08/15/37	(200)	(187)
3.50%, 08/15/37	(100)	(99)
5.00%, 07/15/52	(125)	(128)
1.50%, 08/15/52	(150)	(124)
2.00%, 08/15/52	(1,000)	(867)
2.50%, 08/15/52	(700)	(629)
Government National Mortgage Association
4.50%, 07/15/52	(275)	(279)
2.50%, 08/15/52	(250)	(229)
Total Government And Agency Obligations (proceeds $2,585)		(2,592)
Total Forward Sales Commitments (0.2%) (proceeds $2,585)		(2,592)

JNL Bond Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd, 3.95%, 05/25/51	329	—	—	6	—	(108)	221	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	801,906	—	801,906
Corporate Bonds And Notes	—	282,183	—	282,183
Non-U.S. Government Agency Asset-Backed Securities	—	15,881	—	15,881
Short Term Investments	105,631	—	—	105,631
	105,631	1,099,970	—	1,205,601
Liabilities - Securities
Government And Agency Obligations	—	(2,592)	—	(2,592)
	—	(2,592)	—	(2,592)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.7%
China 31.7%
360 Security Technology Inc. - Class A	66	84
AAC Technologies Holdings Inc.	100	232
Aecc Aviation Power Co., Ltd. - Class A	29	194
Agricultural Bank of China Limited - Class A	1,653	745
Agricultural Bank of China Limited - Class H	3,913	1,480
Alibaba Group Holding Limited (a) (b)	1,922	27,366
Alibaba Health Information Technology Limited (a)	570	393
Aluminum Corporation of China Limited - Class A	143	102
Aluminum Corporation of China Limited - Class H	510	196
Angel Yeast Co., Ltd. - Class A	9	63
Anhui Conch Cement Company Limited - Class A	39	207
Anhui Conch Cement Company Limited - Class H (c)	136	589
Anhui Gujing Distillery Co., Ltd. - Class A	4	153
Anhui Gujing Distillery Co., Ltd. - Class B	14	212
Anhui Kouzi Wine Industry Co., Ltd. - Class A	7	59
Anhui Yingjia Distillery Co.,Ltd. - Class A	6	55
ANTA Sports Products Limited	147	1,809
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	13	639
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	108
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b)	2	50
Autohome Inc. (b)	28	279
Avary Holding (Shenzhen) Co., Limited - Class A	20	91
AVIC Capital - Class A	97	50
Avic Electromechanical Systems Co., Ltd. - Class A	42	78
AviChina Industry & Technology Co. Ltd. - Class H	349	200
Baidu, Inc. - Class A (a) (b)	295	5,543
Bank of Beijing Co., Ltd. - Class A	210	142
Bank of Changsha Co., Ltd. - Class A	34	40
Bank of Chengdu Co., Ltd. - Class A	40	100
Bank of China Limited - Class A	762	371
Bank of China Limited - Class H	10,180	4,066
Bank of Communications Co., Ltd. - Class A	410	305
Bank of Communications Co., Ltd. - Class H	2,819	1,946
Bank of Jiangsu Co.,Ltd. - Class A	153	163
Bank of Nanjing Co., Ltd. - Class A	108	169
Bank of Ningbo Co., Ltd. - Class A	65	345
Bank of Shanghai Co., Ltd. - Class A	147	144
Baoshan Iron & Steel Co., Ltd. - Class A	231	207
BBMG Corporation - Class A	167	69
BeiGene, Ltd. (a) (b) (c)	91	1,147
Beijing Dabeinong Technology Group Co., Ltd. - Class A (a)	46	54
Beijing Enterprises Holdings Ltd.	45	159
Beijing Enterprises Water Group Limited	648	196
Beijing Huaer Company Limited - Class A	48	45
Beijing Kingsoft Office Software Co., Ltd - Class A	5	136
Beijing New Building Material (Group) Co., Ltd. - Class A	18	94
Beijing Roborock Technology Co., Ltd. - Class A	1	64
Beijing Shiji Information Technology Co., Ltd. - Class A	24	58
Beijing Tiantan Biological Products Corporation Limited - Class A	13	46
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	7	151
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	21
Bicycle Club Joint Venture, L.P. - Class A	35	113
Bilibili Inc (a)	30	755
Blue Moon Group Holdings Limited (b) (c)	209	178
Bluestar Adisseo Co., Ltd - Class A	24	35
BOC Hong Kong Holdings Ltd.	454	1,797
BOC International (China) Co., Ltd. - Class A	25	50
BOE Technology Group Co., Ltd. - Class A	391	230
BOE Technology Group Co., Ltd. - Class B	113	57
Brilliance China Automotive Holdings Ltd. (d)	456	—
BYD Company Limited - Class A	18	915
BYD Company Limited - Class H	105	4,221
BYD Electronic (International) Company Limited (c)	87	275
Caitong Securities Co., Ltd. - Class A	50	58
Cansino Biologics Inc. - Class A	1	21
Cansino Biologics Inc. - Class H (b) (c)	10	99
CGN Power Co., Ltd. - Class A	122	51
Chacha Food Company, Limited - Class A	5	46
Changchun High And New Technology Industry (Group) Inc. - Class A	4	150
Changjiang Securities Co., Ltd. - Class A	59	52
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	74
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	18	42
China Baoan Group Co., Ltd. - Class A	32	63
China CITIC Bank Corporation Limited - Class H	1,186	531
China Coal Energy Company Limited - Class A	58	89
China Coal Energy Company Limited - Class H	256	217
China Conch Venture Holdings Limited	215	468
China Construction Bank Corporation - Class A	68	61
China Construction Bank Corporation - Class H	13,426	9,031
China CSSC Holdings Limited - Class A	41	116
China Eastern Airlines Corporation Limited - Class A (a)	150	123
China Eastern Airlines Corporation Limited - Class H (a)	230	88
China Engergy Engineering Co., Ltd. - Class H	658	92
China Everbright Bank Company Limited - Class A	409	184
China Everbright Bank Company Limited - Class H	466	151
China Evergrande Group (a) (d)	567	166
China Feihe Limited (b)	396	456
China Galaxy Securities Co., Ltd. - Class A	58	84
China Galaxy Securities Co., Ltd. - Class H	399	231
China General Nuclear Power Corporation - Class H (b)	1,495	362
China Hongqiao Group Limited (c)	288	327
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	194	416
China International Capital Corporation Limited - Class A	9	56
China International Marine Containers (Group) Co., Ltd. - Class A	20	41
China International Travel Service Company, Limited - Class A	20	701
China Jinmao Holdings Group Limited	674	182
China Jushi Co.,Ltd. - Class A	41	108
China Lesso Group Holdings Limited	146	222
China Life Insurance Company Limited - Class H	976	1,699
China Literature Limited (a) (b)	59	285
China Longyuan Power Group Corporation Limited - Class H	431	833
China Medical System Holdings Limited	177	277
China Merchants Bank Co., Ltd. - Class A	215	1,360
China Merchants Bank Co., Ltd. - Class H	490	3,281
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	49
China Merchants Holdings International Co. Ltd.	158	269
China Merchants Securities Co., Ltd. - Class A	70	151
China Merchants Securities Co., Ltd. - Class H (b)	82	89
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	140
China Minsheng Banking Corp., Ltd. - Class A	365	203
China Minsheng Banking Corp., Ltd. - Class H	773	276
China Molybdenum Co., Ltd - Class A	217	186
China National Building Material Co., Ltd. - Class H	588	631
China National Nuclear Power Co Ltd - Class A	189	194
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	38	197
China Oilfield Services Limited - Class A	22	45
China Oilfield Services Limited - Class H	214	211
China Overseas Land & Investment Ltd.	483	1,532
China Pacific Insurance (Group) Co., Ltd. - Class A	75	264
China Pacific Insurance (Group) Co., Ltd. - Class H	351	858
China Petroleum & Chemical Corporation - Class A	315	192
China Petroleum & Chemical Corporation - Class H	3,260	1,464
China Railway Group Limited - Class A	224	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
China Railway Group Limited - Class H	546	338
China Railway Signal & Communication Corporation Limited - Class A	63	43
China Railway Signal & Communication Corporation Limited - Class H	178	59
China Resources Enterprise Ltd.	208	1,549
China Resources Gas Group Ltd.	122	573
China Resources Land Ltd.	371	1,732
China Resources Mixc Lifestyle Services Limited (b)	78	388
China Resources Power Holdings Co. Ltd.	219	453
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	12	82
China Shenhua Energy Company Limited - Class A	95	470
China Shenhua Energy Company Limited - Class H	428	1,231
China Southern Airlines Co., Ltd. - Class A (a)	130	141
China Southern Airlines Co., Ltd. - Class H (a) (c)	272	157
China Suntien Green Energy Corporation Limited - Class H	198	101
China Taiping Insurance Holdings Co. Ltd.	177	219
China Tower Corporation Limited - Class H (b)	5,532	712
China Vanke Co., Ltd. - Class A	104	317
China Vanke Co., Ltd. - Class H	217	546
China Yangtze Power Co., Ltd. - Class A	243	840
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	112
China Zheshang Bank Co., Ltd. - Class A	149	74
Chongqing Brewery Co., Ltd. - Class A	5	114
Chongqing Changan Automobile Company Limited - Class A	87	226
Chongqing Changan Automobile Company Limited - Class B	100	50
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	8	42
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	39
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	134
CIFI Holdings (Group) Co. Ltd.	522	263
CITIC Pacific Ltd.	828	838
Citic Pacific Special Steel Group - Class A	40	119
Citic Securities Co., Ltd. - Class A	132	427
Citic Securities Co., Ltd. - Class H	227	508
CNPC Capital Company Limited - Class A	102	74
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	54	84
Country Garden Holdings Company Limited	987	613
Country Garden Services Holdings Company Limited	256	1,147
CSC Financial Co., Ltd. - Class A	34	148
CSPC Pharmaceutical Group Ltd.	1,127	1,121
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	7	32
Datang International Power Generation Co., Ltd. - Class A	124	45
DHC Software Co., Ltd - Class A	38	36
Do-Fluoride New Materials Co., Ltd - Class A	8	56
Dongfang Electric Corporation Limited - Class A	34	83
Dongxing Securities Co., Ltd. - Class A	31	41
Dragon Delight Holdings Company Limited (c) (d)	145	40
Ecovacs Robotics Co., Ltd - Class A	7	118
ENN Energy Holdings Ltd.	99	1,638
Enn Natural Gas Co., Ltd. - Class A	18	51
Everbright Securities Company Limited - Class A	27	64
Everbright Securities Company Limited - Class H (b)	68	48
Far East Horizon Limited	254	213
Faw Jiefang Group Co., Ltd - Class A	33	46
Flat Glass Group Co., Ltd. - Class A (a)	20	114
Flat Glass Group Co., Ltd. - Class H (c)	51	180
Foshan Haitian Flavoring & Food Co., Ltd - Class A	43	576
Fosun International Limited	295	273
Founder Securities Co., Ltd. - Class A	92	92
Foxconn Industrial Internet Co., Ltd. - Class A	84	124
Fujian Anjing Food Co., Ltd. - Class A	3	65
Fujian Sunner Development Co., Ltd. - Class A	14	39
Fuyao Glass Industry Group Co., Ltd. - Class A	22	137
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	84	424
Fuzhou Tianyu Electric Co., Ltd. - Class A	45	83
Gan & Lee Pharmaceuticals - Class A	6	45
Ganfeng Lithium Co., Ltd. - Class A	12	260
Ganfeng Lithium Co., Ltd. - Class H (b)	46	514
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	46
GD Power Development Co., Ltd. - Class A (a)	188	110
GDS Holdings Ltd. - Class A (a) (e)	126	531
Geely Automobile Holdings Ltd.	672	1,531
GEM Co., Ltd - Class A	46	62
Gemdale Corporation - Class A	41	81
GenScript Biotech Corporation (a)	148	536
GF Securities Co., Ltd. - Class A	59	166
GF Securities Co., Ltd. - Class H	143	189
GigaDevice Semiconductor (Beijing) Inc. - Class A	7	149
Glodon Company Limited - Class A	13	105
Goertek Inc. - Class A	36	180
Great Wall Motor Co. Ltd. - Class H	419	862
Great Wall Motor Company Limited - Class A	32	174
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	47
Gree Electric Appliances, Inc. of Zhuhai - Class A	57	289
GRG Banking Equipment Co., Ltd. - Class A	25	35
Guangdong Haid Group Co., Ltd. - Class A	18	160
Guangdong Investment Ltd.	388	411
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	68
Guangxi Guiguan Electric Power Co., Ltd. - Class A	58	53
Guangzhou Automobile Group Co., Ltd. - Class A	47	107
Guangzhou Automobile Group Co., Ltd. - Class H	324	314
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	45
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	59
Guangzhou Haige Communications Group Incorporated Company - Class A	29	39
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	5	60
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	81
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	21	191
Guangzhou Yuexiu Financial Holdings Group Co. , Ltd. - Class A	40	42
Guolian Securities Co., Ltd. - Class A	20	36
Guolian Securities Co., Ltd. - Class H	95	55
Guosen Securities Co., Ltd. - Class A	65	93
Guotai Junan Securities Co., Ltd. - Class A	80	181
Guotai Junan Securities Co., Ltd. - Class H (b)	94	117
Guoxuan High-Tech Co., Ltd. - Class A	14	93
Haidilao International Holding Ltd. (b) (c)	124	290
Haier Smart Home Co., Ltd - Class A	72	296
Haier Smart Home Co., Ltd - Class H	303	1,120
Haitian International Holdings Limited	90	230
Haitong Securities Co., Ltd. - Class A	116	171
Haitong Securities Co., Ltd. - Class H	393	288
Hangzhou Bank Co., Ltd. - Class A	66	147
Hangzhou First Applied Material Co., Ltd. - Class A	14	137
Hangzhou Robam Appliances Co., Ltd. - Class A	10	53
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	105
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	53
Harris County School District - Class A	495	371
Hedy Holding Co., Ltd. - Class A	156	157
Heilongjiang Agriculture Company Limited - Class A	21	46
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	141
Hengan International Group Co. Ltd.	84	397
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	65	217
Hengsheng Chemical Industry Co., Ltd. - Class A	22	97
Hengyi Petrochemical Co. Ltd - Class A	39	61
Hongfa Technology Co., Ltd. - Class A	9	57
Hoshizaki Corporation - Class A	6	100
Hua Xia Bank Co., Limited - Class A	152	118
Huadian Power International Corporation Limited - Class A	65	38

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Huadong Medicine Co., Ltd - Class A	18	121
Huafon Chemical Co., Ltd. - Class A	27	34
Hualan Biological Engineering, Inc. - Class A	19	64
Huaneng Lancang River Hydropower Inc. - Class A	69	72
Huaneng Power International, Inc. - Class A	97	102
Huaneng Power International, Inc. - Class H	422	210
Huatai Securities Co., Ltd. - Class A	94	199
Huatai Securities Co., Ltd. - Class H (b)	218	323
Huaxi Securities Co., Ltd. - Class A	29	34
Huaxin Cement Co., Ltd. - Class A	19	55
Huaxin Cement Co., Ltd. - Class H	19	27
Huayu Automotive Systems Co., Ltd. - Class A	32	111
Huazhu Group Limited (c)	198	770
Hubei Xingfa Chemicals Group Co.,Ltd. - Class A	13	85
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	121
Humanwell Healthcare (Group) Co.,Ltd - Class A	17	40
Hundsun Technologies Inc. - Class A	15	99
iFlytek Co., Ltd. - Class A	23	143
Industrial and Commercial Bank of China Limited - Class A	1,034	737
Industrial and Commercial Bank of China Limited - Class H	8,581	5,095
Industrial Bank Co., Ltd. - Class A	215	638
Industrial Securities Co., Ltd. - Class A	69	73
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	473	166
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	90	65
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	64	373
Innovent Biologics, Inc. - Class B (a) (b)	131	586
Inspur Electronic Information Industry Co., Ltd. - Class A	15	57
Ja Solar Technology Co., Ltd. - Class A	23	267
Jcet Group Co., Ltd. - Class A	11	45
JD Health International Inc. (a) (b)	141	1,108
JD Logistics, Inc. (a)	94	205
JD.com, Inc. - Class A	272	8,687
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	116
Jiangsu Expressway Co. Ltd. - Class H	129	130
Jiangsu Expressway Company Limited - Class A	29	37
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	113
Jiangsu Hengrui Medicine Co., Ltd. - Class A	73	404
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A	14	103
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	16	441
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	41
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	114
Jiangxi Copper Company Limited - Class A	12	33
Jiangxi Copper Company Limited - Class H	124	170
Jiangxi Zhengbang Technology Co., Ltd. - Class A (a)	33	30
Jiugui Liquor Co., Ltd. - Class A	3	80
Joinn Laboratories (China) Co., Ltd. - Class A	4	64
Joinn Laboratories (China) Co., Ltd. - Class H (b)	8	67
Jointown Pharmaceutical Group Co., Ltd. - Class A	20	35
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	43
Juewei Food Co., Ltd. - Class A	7	57
Kangmei Pharmaceutical Co. Ltd. - Class A (a)	3	1
Kanzhun Limited - ADR (a)	7	184
KE Holdings Inc - Class A - ADR (a)	67	1,198
Kingdee International Software Group Co. Ltd. (a)	327	767
Kingfa Sci.&Tech.Co.,Ltd. - Class A	27	39
Kingsoft Corp Ltd	116	453
Kuaishou Technology (a) (b)	196	2,181
Kunlun Energy Co. Ltd.	554	456
Kweichow Moutai Co., Ltd. - Class A	13	4,005
Lenovo Group Ltd.	915	853
Li Auto Inc. (a) (c)	70	1,338
Li Ning Company Limited	300	2,781
Lingyi iTech (Guangdong) Company - Class A (a)	65	49
Livzon Pharmaceutical Group Inc. - Class A	11	59
Livzon Pharmaceutical Group Inc. - Class H	11	36
Lomon Billions Group Co., Ltd. - Class A	22	64
Longfor Group Holdings Limited	212	1,006
LONGi Green Energy Technology Co., Ltd. - Class A	79	783
Lufax Holding Ltd - ADR	74	445
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	74	374
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	16	578
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	35
Meituan Dianping - Class B (a) (b)	531	13,304
Metallurgical Corporation of China Ltd. - Class A	220	115
MicroPort Scientific Corporation (c)	97	282
Midea Group Co., Ltd. - Class A	70	632
Mingyang Smart Energy Group Co., Ltd. - Class A	23	116
Minth Group Limited	94	257
Montage Technology Co., Ltd. - Class A	11	95
Muyuan Foods Co., Ltd. - Class A	56	463
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A	10	42
Nanjing Securities Co., Ltd. - Class A	40	50
NARI Technology Co., Ltd. - Class A	70	284
National Silicon Industry Group Co., Ltd. - Class A (a)	28	98
Naura Technology Group Co., Ltd. - Class A	5	219
NavInfo Co., Ltd. - Class A	19	43
NetEase, Inc.	260	4,817
New China Life Insurance Company Ltd. - Class A	26	124
New China Life Insurance Company Ltd. - Class H	99	278
New Hope Liuhe Co., Ltd. - Class A (a)	47	108
Ninestar Corporation - Class A	12	90
Ningbo Tuopu Group Co.,Ltd. - Class A	11	116
Ningbo Zhoushan Port Group Co. Ltd. - Class A	120	70
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	136
NIO, Inc. (a)	8	186
NIO, Inc. - Class A - ADR (a) (c)	179	3,887
Nongfu Spring Co., Ltd. - Class H (b) (c)	228	1,311
OFILM Group Co., Ltd. - Class A	48	20
Oppein Home Group Inc. - Class A	5	110
Oppein Home Group Inc. - Class A	81	79
Orient Securities Company Limited - Class A	90	136
Orient Securities Company Limited - Class H (b) (c)	89	50
People's Insurance Company (Group) of China Limited, The - Class H	1,024	313
Perfect World Co., Ltd. - Class A	21	45
PetroChina Company Limited - Class H	2,785	1,321
PICC Property & Casualty Co. Ltd. - Class H	857	890
Pinduoduo Inc. - ADR (a)	57	3,553
Ping An Bank Co., Ltd. - Class A	203	454
Ping An Healthcare and Technology Company Limited (a) (b) (c)	70	206
Ping An Insurance (Group) Co of China Ltd - Class A	116	811
Ping An Insurance (Group) Co of China Ltd - Class H	763	5,180
Poly Developments And Holdings Group Co., Ltd. - Class A	125	326
POP MART International Group Limited (b) (c)	95	458
Postal Savings Bank of China Co., Ltd.	348	280
Postal Savings Bank of China Co., Ltd. - Class H (b)	1,243	987
Power Construction Corporation of China - Class A	167	196
Proya Cosmetics Co., Ltd. - Class A	3	66
Qingdao Port International Co., Ltd. - Class A	46	37
Qingdao Port International Co., Ltd. - Class H (b)	71	33
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	33
Red Star Macalline Group Corporation Ltd. - Class A	32	29
Red Star Macalline Group Corporation Ltd. - Class H (b) (c)	98	40
Rongsheng Petrochemical Co., Ltd. - Class A	94	215
S.F. Holding Co., Ltd - Class A	49	406
SAIC Motor Corporation Limited - Class A	107	285
SANY Heavy Industry Co., Ltd. - Class A	90	256
SDIC Power Holdings Co., Ltd. - Class A	74	116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Seazen Group Limited	260	129
Seazen Holdings Co., Ltd. - Class A	23	88
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	108	340
Shandong Gold Group Co., Ltd. - Class A	43	118
Shandong Gold Group Co., Ltd. - Class H (b)	101	176
Shandong Linglong Tyre Co., Ltd. - Class A	14	52
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	65
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	326	380
Shanghai Bairun Flavor & Fragrance Co., Ltd. - Class A	10	43
Shanghai Baosight Software Co., Ltd. - Class A	15	123
Shanghai Baosight Software Co., Ltd. - Class B	55	232
Shanghai Electric Group Company Limited - Class A	168	103
Shanghai Electric Group Company Limited - Class H	312	77
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	20	131
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	68	252
Shanghai Friendess Electronic Technology Corporation Limited - Class A	1	37
Shanghai International Airport Co.Ltd. - Class A (a)	20	172
Shanghai International Port(Group) Co., Ltd - Class A	197	171
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	53
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A	10	95
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	27	53
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	69
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b) (c)	18	95
Shanghai Lingang Holdings Co., Ltd - Class A	18	36
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	120	106
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	29
Shanghai M&G Stationery Inc - Class A	10	82
Shanghai Medicilon Inc. - Class A	1	50
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	18	48
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	194
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	15	194
Shanghai Pudong Development Bank Co., Ltd. - Class A	308	369
Shanghai RAAS blood products co., Ltd. - Class A	67	60
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	13	168
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	97
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A	41	58
Shanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	32	71
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	44	88
Shengyi Technology Co., Ltd. - Class A	24	61
Shennan Circuit Company Limited - Class A	5	71
Shenwang Hongyuan Group Co., Ltd - Class A	212	136
Shenwang Hongyuan Group Co., Ltd - Class H (b) (c)	198	40
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	82
Shenzhen Transsion Holdings Co., Ltd. - Class A	8	111
Shenzhou International Group Holdings Limited	104	1,261
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	64
Shimao Property Holdings Limited (b) (c)	98	47
Sichuan Chuantou Energy Co.,Ltd. - Class A	49	86
Sichuan Highway Bridge Construction Group Co., Ltd. - Class A	59	92
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	41
Sichuan New Energy Power Company Limited - Class A (a)	17	55
Sichuan Swellfun Co., Ltd. - Class A	5	65
Silergy Corp.	11	884
Sinolink Securities Co., Ltd. - Class A	32	43
Sinoma Science & Technology Co., Ltd. - Class A	19	77
Sinopec Oilfield Service Corporation - Class H (a) (c)	590	46
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	40	19
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	390	67
Smoore International Holdings Limited (b) (c)	226	699
Soochow Securities Co.,Ltd - Class A	55	57
Southwest Securities Co., Ltd. - Class A	82	49
Starpower Semiconductor Ltd. - Class A	2	98
Sunny Optical Technology (Group) Company Limited	93	1,522
Sunshine City Group Co., Ltd. - Class A	71	111
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	60
TBEA Company Ltd. - Class A	39	158
TCL Corporation - Class A	149	106
Tencent Holdings Limited	789	35,392
Tencent Music Entertainment Group - Class A - ADR (a)	80	404
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	33	286
Tianma Microelectronics Co., Ltd. - Class A	29	42
Tianshan Aluminum Group Co., Ltd. - Class A	37	36
Tianshui Huatian Technology Co., Ltd. - Class A	30	42
Tingyi Cayman Islands Holding Corp.	233	398
Tongcheng-Elong Holdings Limited (a) (b)	145	313
Tongwei Co., Ltd. - Class A	48	429
Top Choice Medical Investment Co., Inc. - Class A (a)	3	86
Topsports International Holdings Limited (b)	396	360
Trip.com Group Limited (a)	63	1,781
Tsingtao Brewery Co., Ltd. - Class A	5	78
Tsingtao Brewery Co., Ltd. - Class H (c)	64	665
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A	7	184
Uni-President China Holdings Ltd	185	159
Unisplendour Co., Ltd. - Class A	29	83
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	17	36
Vipshop (China) Co., Ltd. - ADR (a)	46	455
Wanhua Chemical Group Co., Ltd. - Class A	34	486
Want Want China Holdings Limited	766	666
Weichai Power Co., Ltd. - Class A	68	126
Weichai Power Co., Ltd. - Class H	252	400
Western Securities Co., Ltd. - Class A	53	51
Western Superconducting Technologies Co., Ltd. - Class A	5	63
Will Semiconductor Co., Ltd. - Class A	10	261
Wuhan Guide Infrared Co., Ltd. - Class A	34	65
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	23	73
Wuliangye Yibin Co., Ltd. - Class A	41	1,243
WuXi AppTec Co., Ltd. - Class A	27	416
WuXi AppTec Co., Ltd. - Class H (b)	48	640
Wuxi Shangji Automation Co., Ltd. - Class A	4	85
XCMG Construction Machinery Co., Ltd. - Class A	78	62
Xiamen C&D Inc. - Class A	28	55
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	53	116
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	83	156
Xinyi Solar Holdings Limited	586	913
Xpeng Inc. (a)	83	1,332
Yanzhou Coal Mining Co Ltd - Class A	25	146
Yanzhou Coal Mining Co. Ltd. - Class H (c)	196	616
Yifeng Pharmacy Chain Co., Ltd. - Class A	7	58
YiHai International Holdings Limited (c)	57	206
Yintai Gold Co., Ltd. - Class A	32	46
Yongxing Special Materials Technology Co., Ltd. - Class A	4	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Youngor Group Co. Ltd. - Class A	47	46
Yum China Holdings, Inc.	55	2,672
Yunda Holding Co., Ltd. - Class A	29	73
Yunnan Baiyao Group Co., Ltd. - Class A	19	169
Yunnan Energy New Material Co., Ltd. - Class A	9	348
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	336
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	78	56
Zhejiang Chint Electrics Co.,Ltd - Class A	23	123
Zhejiang Dahua Technology Co., Ltd. - Class A	31	76
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	31	51
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	53
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	238
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	62
Zhejiang NHU Company Ltd. - Class A	31	106
Zhejiang Satellite Petrochemical Co. Ltd. - Class A	22	87
Zhejiang Supor Co., Ltd. - Class A	6	46
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	13	64
Zhejiang Yongtai Technology Co., Ltd. - Class A	10	51
Zheshang Securities Co., Ltd. - Class A	38	65
Zhonghang Helicopter Co., Ltd. - Class A	6	43
Zhongtai Securities Co., Ltd - Class A	67	76
Zhuzhou Crrc Times Electric Co., Ltd. - Class A	4	41
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	64	315
Zijin Mining Group Co. Ltd. - Class H	756	921
Zijin Mining Group Co., Ltd. - Class A	220	306
Zoomlion Heavy Industry Science and Technology Co., Ltd - Class A	81	74
ZTE Corporation - Class A	33	127
ZTE Corporation - Class H	112	261
ZTO Express (Cayman) Inc. (b)	60	1,594
		276,929
India 14.2%
ACC Limited	11	309
Adani Enterprises Limited	36	996
Adani Gas Limited	35	1,076
Adani Green Energy (UP) Limited (a)	51	1,262
Adani Ports and Special Economic Zone Limited	97	831
Adani Power Limited (a)	94	315
Adani Transmission Limited (a)	37	1,158
Alkem Laboratories Limited	5	174
Ambuja Cements Limited	99	458
Apollo Hospitals Enterprise Limited	13	623
Ashok Leyland Limited	190	357
Asian Paints Limited	58	1,980
AU Small Finance Bank Limited (b)	41	308
Aurobindo Pharma Ltd.	37	244
Avenue Supermarts Limited (a) (b)	19	843
Axis Bank Limited	296	2,394
Bajaj Auto Limited	9	435
Bajaj Finance Limited	35	2,385
Bajaj Finserv Limited	5	692
Bajaj Holdings & Investment Limited.	3	182
Balkrishna Industries Ltd.	11	296
Bandhan Bank Limited (b)	85	286
Bank of Baroda	121	150
Berger Paints India Limited	33	239
Bharat Electronics Limited	161	479
Bharat Forge Ltd	33	276
Bharat Petroleum Corporation Limited	128	500
Bharti Airtel Limited	317	2,755
Bharti Infratel Limited	110	293
Biocon Ltd.	59	230
Bosch Limited	1	219
Britannia Industries Ltd	16	696
Cadila Healthcare Ltd.	34	153
Cholamandalam Investment and Finance Company Limited	53	418
Cipla Limited	68	791
Coal India Ltd Govt Of India Undertaking	285	673
Colgate-Palmolive (India) Limited	18	342
Container Corporation	37	279
Dabur India Ltd.	76	477
Divi's Laboratories Ltd.	17	790
DLF Limited	84	333
Dr. Reddy's Laboratories Ltd.	16	889
Eicher Motors Limited	19	670
Embassy Office Parks REIT	65	307
GAIL India Ltd.	236	406
General Insurance Corporation of India (b)	20	29
Gland Pharma Ltd (a)	7	238
Godrej Consumer Products Limited (a)	51	492
Godrej Properties Limited (a)	14	208
Grasim Industries Ltd	50	840
Havells India Limited	34	474
HCL Technologies Ltd.	140	1,732
HDFC Life Insurance Company Limited (b)	123	858
HDFC Asset Management Company Limited	7	167
Hero Motocorp Ltd.	17	600
Hindalco Industries Limited	191	825
Hindustan Aeronautics Limited	10	222
Hindustan Petroleum Corp. Ltd.	84	231
Hindustan Unilever Ltd.	115	3,248
Housing Development Finance Corp.	235	6,491
ICICI Bank Limited	671	6,031
ICICI Lombard General Insurance Company Limited (b)	29	419
ICICI Prudential Life Insurance Company Limited (b)	53	327
Indian Oil Corporation Limited	520	490
Indian Railway Catering And Tourism Corporation Limited	33	241
Indraprastha Gas Limited	47	213
IndusInd Bank Ltd.	76	768
Info Edge (India) Limited	9	449
Infosys Ltd.	477	8,843
Interglobe Aviation Limited (a) (b)	13	265
ITC Limited	383	1,330
Jindal Steel & Power Limited	47	196
JSW Energy Limited	50	131
JSW Steel Limited	127	911
Jubilant Foodworks Limited	48	315
Kotak Mahindra Bank Ltd.	143	3,010
L&T Finance Holdings Limited	109	93
L&T Technology Services Limited	3	128
Larsen & Toubro Infotech Limited (b)	6	289
Larsen and Toubro Limited	91	1,798
LIC Housing Finances Ltd.	41	169
Lupin Ltd.	32	248
Macrotech Developers Limited (a)	11	144
Mahindra & Mahindra Ltd.	125	1,742
Marico Limited	70	425
Maruti Suzuki India Ltd.	18	1,888
Mindtree Ltd.	8	285
Motherson Sumi Systems Ltd.	161	242
Mphasis Limited	11	334
MRF Limited	—	249
Muthoot Finance Limited	12	146
Nestle India Ltd.	4	950
NMDC Limited	125	171
NTPC Limited	609	1,104
Oil & Natural Gas Corp. Ltd.	487	937
Oracle Financial Services Software Limited	3	127
Page Industries Limited	1	389
PB Fintech Limited (a)	16	118
Petronet LNG Limited	104	285
PI Industries Limited	11	347
Pidilite Industries Limited	21	546
Piramal Enterprises Limited	17	355
Power Finance Corporation Limited	155	205
Power Grid Corporation of India Limited	438	1,177
Procter & Gamble Hygiene and Health Care Limited	1	123
Punjab National Bank	277	102
Rec Limited	125	197
Reliance Industries Ltd.	449	14,799
SBI Cards and Payment Services Private Limited	37	358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SBI Life Insurance Company Limited (b)	57	778
Sesa Sterlite Ltd.	170	479
Shree Cement Ltd.	1	311
Shriram Transport Finance Company Limited	25	409
Siemens Limited	12	371
Sona BLW Precision Forgings Limited	9	67
SRF Limited	19	549
State Bank of India	236	1,401
Steel Authority of India Limited	194	169
Sun Pharmaceutical Industries Ltd.	141	1,481
Sundaram Finance Limited	9	208
Tata Consultancy Services Limited	133	5,526
Tata Consumer Products Limited	77	695
Tata Elxsi Limited	4	460
Tata Motors Limited (a)	232	1,213
Tata Motors Limited (a)	65	162
Tata Steel Ltd.	103	1,136
Tech Mahindra Limited	81	1,029
The Tata Power Company Limited	229	591
Titan Industries Ltd.	53	1,315
Torrent Pharmaceuticals Ltd	6	235
TVS Motor Company Limited	26	280
UltraTech Cement Limited	15	1,087
United Breweries Limited	10	180
United Spirits Limited (a)	38	370
UPL Limited	74	598
Varun Beverages Limited	22	222
Voltas Limited	31	383
Wipro Ltd.	194	1,028
Yes Bank Limited (a)	361	58
Zomato Limited (a)	112	77
		123,901
Taiwan 13.7%
Accton Technology Corporation	69	555
Acer Inc.	413	302
Advanced Energy Solution Holding Co., Ltd.	4	131
Advantech Co. Ltd.	58	674
Airtac International Group	18	598
ASE Technology Holding Co., Ltd.	447	1,146
Asia Cement Corp.	316	465
ASMedia Technology Inc.	4	151
Asustek Computer Inc.	89	932
AU Optronics Corp.	1,192	640
Catcher Technology Co. Ltd.	93	519
Cathay Financial Holding Co. Ltd.	1,125	1,923
Chailease Holding Company Limited	188	1,314
Chang Hwa Commercial Bank	801	468
Cheng Shin Rubber Industry Co. Ltd.	249	297
Chicony Electronics Co. Ltd.	91	227
China Airlines Ltd.	355	282
China Development Financial Holding Corp.	2,209	1,092
China Steel Corp.	1,664	1,597
Chinatrust Financial Holding Co. Ltd.	2,553	2,155
Chunghwa Telecom Co. Ltd.	498	2,045
Compal Electronics Inc.	528	405
Delta Electronics Inc.	246	1,833
E Ink Holdings Inc.	112	713
E. Sun Financial Holding Co. Ltd.	1,758	1,713
Eclat Textile Co. Ltd.	27	377
eMemory Technology Inc.	7	243
Eva Airways Corp.	318	339
Evergreen Marine Corp Taiwan Ltd.	332	946
Far Eastern New Century Corp.	524	560
Far EasTone Telecommunications Co. Ltd.	207	582
Farglory Land Development Co., Ltd.	34	72
Feng Hsin Steel Co., Ltd.	67	154
Feng Tay Enterprise Co. Ltd.	73	429
First Financial Holding Co. Ltd.	1,350	1,190
Formosa Chemicals & Fibre Corp.	501	1,258
Formosa Petrochemical Corp.	224	706
Formosa Plastics Corp.	560	2,041
Formosa Taffeta Co. Ltd.	131	117
Foxconn Technology Co. Ltd.	136	225
Fubon Financial Holding Co. Ltd.	990	1,988
Giant Manufacturing Co. Ltd.	42	338
GlobalWafers Co., Ltd.	28	427
Highwealth Construction Corp.	140	213
HIWIN Technologies Corp.	35	282
Hon Hai Precision Industry Co. Ltd.	1,618	5,944
Hotai Motor Co. Ltd.	45	918
Hua Nan Financial Holdings Co. Ltd.	1,270	966
Innolux Corporation	1,392	566
Inventec Co. Ltd.	385	326
Kinsus Interconnect Technology Corp.	33	158
Largan Precision Co. Ltd.	13	757
Lite-On Technology Corp.	299	583
Macronix International Co., Ltd.	248	296
MediaTek Inc.	208	4,553
Mega Financial Holdings Co. Ltd.	1,392	1,651
Merida Industry Co. Ltd.	29	249
Micro-Star International Co. Ltd.	96	366
Momo.Com Inc.	8	175
Nan Ya P.C.B. Service Company	29	256
Nan Ya Plastics Corp.	719	2,006
Nanya Technology Corp.	158	264
Nien Made Enterprise Co., LTD.	23	227
Novatek Microelectronics Corp.	74	751
Oneness Biotech Co., Ltd. (a)	32	190
Parade Technologies Ltd.	9	348
PEGATRON Corporation	275	528
Phison Electronics Corp.	22	201
Pou Chen Corp.	337	335
Powerchip Semiconductor Manufacturing Corp.	317	428
Powertech Technology Inc.	99	293
President Chain Store Corp.	75	687
Quanta Computer Inc.	369	990
Radiant Opto-Electronics Corp.	64	187
Realtek Semiconductor Corp.	64	784
Ruentex Development Co. Ltd.	181	446
Ruentex Industries Ltd.	65	169
Shin Kong Financial Holding Co. Ltd.	1,799	530
Simplo Technology Co. Ltd.	24	206
Sino-American Silicon Products Inc.	77	365
SinoPac Financial Holdings Co. Ltd.	1,527	861
Standard Foods Corp.	42	66
Synnex Technology International Corp.	184	329
Taishin Financial Holding Co. Ltd.	1,463	803
Taiwan Business Bank	780	303
Taiwan Cement Corp.	690	916
Taiwan Cooperative Bank, Ltd.	1,323	1,195
Taiwan Fertilizer Co., Ltd.	103	221
Taiwan Glass Industry Corporation	144	87
Taiwan High Speed Rail Corporation	276	260
Taiwan Mobile Co. Ltd.	216	784
Taiwan Semiconductor Manufacturing Co. Ltd.	2,468	39,482
Tatung Co. (a)	227	259
TECO Electric & Machinery Co., Ltd.	161	162
The Shanghai Commercial & Savings Bank, Ltd.	554	988
Tripod Technology Corp.	53	199
Unimicron Technology Corp.	163	869
Uni-President Enterprises Corp.	630	1,419
United Microelectronics Corp.	1,515	2,013
Vanguard International Semiconductor Corp.	120	309
Voltronic Power Technology Corporation	9	437
Walsin Lihwa Corp.	313	380
Walsin Technology Corp.	46	139
Wan Hai Lines Ltd.	159	641
WIN Semiconductors Corp.	49	317
Winbond Electronics Corp.	374	273
Wistron Corp.	341	306
Wiwynn Corporation	12	281
WPG Holdings Limited	192	356
Yageo Corp.	58	603
Yang Ming Marine Transport Corporation	229	638
Yuanta Financial Holding Co. Ltd.	1,552	1,029
Zhen Ding Technology Holding Limited	83	288
		119,576

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
South Korea 11.2%
Amorepacific Corp.	4	126
Amorepacific Corporation	4	420
BGFretail Co., Ltd.	1	183
Big Hit Entertainment Co Ltd (a)	2	266
BNK Financial Group Inc.	40	208
Celltrion Healthcare Co. Ltd.	12	620
Celltrion Inc.	14	1,876
Cheil Worldwide Inc.	9	167
CJ CheilJedang Corp.	1	320
CJ Corp.	1	81
CJ Logistics Corp. (a)	1	105
CJ O Shopping Co. Ltd.	1	108
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	5	95
Daum Communications Corp.	41	2,223
DB Insurance Co. Ltd.	7	324
Dong Suh Corp.	7	140
Doosan Bobcat Inc.	7	147
Doosan Enerbility Co Ltd (a)	52	785
Ecopro BM Co., Ltd.	7	573
E-MART Inc.	3	216
F&F Holdings Co., Ltd.	3	259
GS Engineering & Construction Corp.	10	244
GS Holdings Corp.	12	398
GS Retail Co., Ltd.	4	74
Hana Financial Group Inc.	40	1,203
Hanjin Kal Corp. (a)	3	122
Hankook Tire & Technology Co,. Ltd.	11	271
Hanmi Science Co. Ltd.	4	132
Hanmi Science Co., Ltd.	1	198
Hanon Systems	21	165
Hanwha Aerospace CO., LTD.	5	170
Hanwha Chem Corp. (a)	16	476
Hanwha Corp.	7	139
Hanwha Life Insurance Co., Ltd. (a)	38	65
HD Hyundai Co., Ltd. (a)	2	254
HLB Inc. (a)	13	356
Hmm Co., Ltd.	48	911
Honam Petrochemical Corp.	2	302
Hotel Shilla Co. Ltd.	4	239
Hyundai Engineering & Construction Co. Ltd.	9	272
Hyundai Glovis Co., Ltd.	3	401
Hyundai Marine & Fire Insurance Co., Ltd.	8	191
Hyundai Mobis	8	1,244
Hyundai Motor Co.	19	2,608
Hyundai Rotem Company (a)	10	154
Hyundai Steel Co.	11	283
ILJIN MATERIALS CO., Ltd	3	141
Industrial Bank of Korea	36	266
Kakao Games Corp. (a)	5	205
Kakao Pay Corp. (a)	2	96
KakaoBank Corp. (a)	6	141
Kangwon Land Inc. (a)	13	252
KB Financial Group Inc.	50	1,867
KCC Corp.	1	113
Kia Motors Corp.	34	2,038
Korea Aerospace Industries, Ltd.	9	383
Korea Electric Power Corp. (a)	35	617
Korea Gas Corp.	4	115
Korea Investment Holdings Co. Ltd.	6	263
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	427
Korea Shipbuilding & Offshore Engineering Co., Ltd.	7	323
Korea Zinc Co. Ltd.	2	632
Korean Air Lines Co. Ltd. (a)	21	408
KT Corp.	18	502
KT&G Corp.	15	928
Kumho Petro chemical Co. Ltd.	2	255
L&F Co., Ltd. (a)	3	522
LG Chem Ltd.	6	2,472
LG Corp.	16	964
LG Display Co., Ltd.	30	333
LG Electronics Inc.	14	963
LG Energy Solution Ltd. (a)	5	1,305
LG Household & Health Care Ltd.	1	589
LG Innotek Co., Ltd.	2	483
LG Uplus Corp.	27	265
Lotte Corp.	6	168
Lotte Shopping Co., Ltd.	2	127
Meritz Financial Group Inc.	5	104
Meritz Fire & Marine Insurance Co. Ltd.	7	169
MERITZ Securities Co. Ltd.	41	144
Mirae Asset Daewoo Co. Ltd.	39	198
NAVER Corp.	19	3,544
NCSoft Corp.	2	555
Netmarble Corp.	3	182
Orion Incorporation	3	248
Pan Ocean Co., Ltd.	32	148
Pearl Abyss Corp. (a)	5	192
POSCO	10	1,783
Posco Chemical Co. Ltd.	4	335
Posco Daewoo Corp.	6	93
S1 Corp.	2	118
Samsung Biologics Co., Ltd (a)	2	1,405
Samsung C&T Corporation	11	1,071
Samsung Card Co., Ltd.	3	77
Samsung Electro-Mechanics Co. Ltd.	7	751
Samsung Electronics Co. Ltd.	668	29,371
Samsung Engineering Co. Ltd. (a)	21	344
Samsung Fire & Marine Insurance Co. Ltd.	4	667
Samsung Heavy Industries Co. Ltd. (a)	91	423
Samsung Life Insurance Co., Ltd.	13	604
Samsung SDI Co. Ltd.	7	3,000
Samsung Sds Co., Ltd.	5	532
Samsung Securities Co. Ltd.	8	218
SD Biosensor, Inc.	3	90
Seegene, Inc.	6	160
Shinhan Financial Group Co. Ltd.	67	1,902
Shinsegae Co. Ltd.	1	149
SK Biopharmaceuticals Co., Ltd. (a)	3	197
SK Bioscience Co., Ltd. (a)	3	251
SK C&C Co., Ltd.	5	830
SK Hynix Inc.	70	4,894
SK ie Technology Co., Ltd. (a)	3	221
SK innovation Co., Ltd. (a)	7	1,002
SK Square Co., Ltd. (a)	10	309
SK Telecom Co. Ltd.	14	566
SKC Co., Ltd.	3	297
S-Oil Corp.	6	450
Ssangyong C&E Co., Ltd	15	81
Wemade Co., Ltd. (c)	2	109
Woongjin Coway Co., Ltd.	7	364
Woori Financial Group Inc.	74	694
Woori Investment & Securities Co. Ltd.	19	134
Yuhan Corp.	7	285
		97,538
Saudi Arabia 3.7%
Advanced Petrochemical Company	17	238
Al Rajhi Banking and Investment Corporation	256	5,630
Al-Elm Information Security Company	3	207
Alinma Bank	129	1,151
Almarai Company	31	436
Arabian Internet & Communications Services Co. Ltd	3	155
Bank AlBilad	63	739
Bank Aljazira	49	290
Banque Saudi Fransi	76	967
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	578
Etihad Etisalat Company	49	461
Jarir Marketing Company	8	328
KeyBank National Association	286	5,024
Rabigh Refining and Petrochemical Company (a)	23	103
Riyad Bank	178	1,521
Santana Mining Inc. (a)	107	1,424
Saudi Arabian Fertilizer Company	26	964
Saudi Arabian Oil Company	287	2,964
Saudi Basic Industries Corporation	116	3,138
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Saudi British Bank	47	515
Saudi Electricity Company	106	684
Saudi Industrial Investment Group	52	394
Saudi International Petrochemical Company	46	615
Saudi Kayan Petrochemical Company (a)	101	424
Saudi Tadawul Group Holding Company	4	220
Saudi Telecom Company	78	2,033
Savola Group	35	312
The Saudi Investment Bank	69	356
Yanbu National Petrochemical Company	38	507
		32,378
Brazil 3.5%
Alupar Investimento S.A.	16	81
American Beverage Co Ambev	585	1,495
Americanas SA	77	197
Atacadao S/A	54	171
B3 S.A. - Brasil, Bolsa, Balcao	783	1,647
Banco Bradesco S.A.	197	541
Banco BTG Pactual S.A.	157	670
Banco do Brasil S.A	183	1,165
BB Seguridade Participacoes S/A	91	453
Caixa Seguridade Participacoes S/A	66	89
CCR S.A.	148	356
Centrais Eletricas Brasileiras SA	145	1,277
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	46	366
Companhia Energetica de Minas Gerais Cemig	48	140
Companhia Paranaense de Energia – Copel	20	129
Companhia Siderurgica Nacional	81	240
Cosan S.A.	148	516
CPFL Energia S/A	24	144
Diagnosticos Da America SA	7	20
Energisa S/A	33	252
ENGIE Brasil Energia S.A.	33	262
Equinor ASA	110	481
Hapvida Participacoes E Investimentos Ltda (b)	523	546
Hypera S.A.	53	384
Itausa Investimentos Itau S.A.	162	271
JBS S/A	91	552
Klabin S.A.	110	423
Localiza Rent A Car S/A	78	783
Lojas Renner S/A.	131	564
Magazine Luiza S.A.	362	163
Natura & Co Holding SA	111	286
Neoenergia S/A	33	93
Petroleo Brasileiro SA	483	2,818
Porto Seguro S.A.	25	85
Raia Drogasil S.A.	147	540
Rede D'or Sao Luiz S.A.	96	534
Rumo SA	164	499
Sendas Distribuidora S/A	108	296
Sul America S.A.	34	144
Suzano S.A.	105	996
Telefonica Brasil S.A.	60	542
Tim S/A	108	262
Transmissora Alianca de Energia Eletrica S.A.	24	177
Vale S.A.	507	7,423
Vibra Energia S/A	159	508
WEG SA	191	968
		30,549
South Africa 3.5%
Absa Group Ltd	99	945
African Rainbow Minerals Ltd.	15	204
Anglo American Platinum Ltd.	8	676
AngloGold Ashanti Ltd.	54	811
Aspen Pharmacare Holdings	49	423
Bid Corporation	45	844
Bidvest Group Ltd.	46	595
Capitec Bank Holdings Ltd.	13	1,526
Clicks Group Ltd.	33	552
Discover Ltd. (a)	67	528
Exxaro Resources Ltd.	32	395
FirstRand Ltd.	719	2,754
Gold Fields Limited	119	1,103
Growthpoint Properties Ltd	451	343
Impala Platinum Holdings Limited	112	1,252
Kumba Iron Ore Ltd (b)	8	244
Life Healthcare Group Holdings	210	231
Mr Price Group (c)	33	366
MTN Group Ltd.	227	1,841
Multichoice Group	62	439
Naspers Ltd. - Class N	29	4,187
Nedbank Group Ltd.	59	754
Northam Platinum (a)	30	323
Old Mutual Public Limited Company	591	401
Pepkor Holdings Ltd (b)	164	193
Pick n Pay Stores Ltd.	43	149
Rand Merchant Investment Holdings Limited	116	199
Remgro Ltd.	70	556
Sanlam Ltd	240	782
Santam Limited	4	64
Sasol Ltd. (a)	76	1,751
Shoprite Holdings Ltd.	69	839
Sibanye Stillwater	353	883
Standard Bank Group Limited	174	1,658
The Spar Group	26	221
Tiger Brands Limited (c)	25	217
Vodacom Group Limited	96	774
Woolworths Holdings Limited	118	393
		30,416
Indonesia 2.1%
Aneka Tambang (Persero), PT TBK	1,124	136
Bank Mandiri Persero Tbk PT	2,399	1,279
Bank Negara Indonesia Persero Tbk PT	975	514
Bank Rakyat Indonesia Persero Tbk PT	8,346	2,328
Charoen Pokphand Indonesia Tbk PT	1,014	409
Goto Gojek Tokopedia Tbk, PT (a)	56,906	1,470
Gudang Garam Tbk PT	67	141
Indofood Sukses Makmur Tbk	607	288
Mayora Indah, Pt Tbk	602	85
PT Adaro Energy Tbk	1,855	355
PT Adaro Minerals Indonesia Tbk (a)	861	92
PT Astra International Tbk	2,607	1,161
PT Avia Avian Tbk	2,033	111
PT Bank Jago Tbk (a)	461	284
PT Barito Pacific Tbk	3,687	187
PT Bukalapak.com (a)	6,749	128
PT Chandra Asri Petrochemical TBK	372	225
PT Dayamitra Telekomunikasi	2,128	100
PT Indah Kiat Pulp & Paper Tbk	344	176
PT Indocement Tunggal Prakarsa Tbk	234	149
PT Indofood Sukses Makmur Tbk	308	198
PT Jasa Marga (Persero) Tbk.	194	46
PT Kalbe Farma Tbk	2,510	280
PT Merdeka Copper Gold, Tbk. (a)	1,570	420
PT Mitra Keluarga Karyasehat Tbk	614	114
Pt Mnc Digital Entertainment Tbk	199	66
PT Pakuwon Jati Tbk (a)	1,275	40
PT Sarana Menara Nusantara Tbk	3,350	248
PT Tambang Batubara Bukit Asam Tbk	524	135
PT Vale Indonesia Tbk (a)	208	79
PT XL Axiata Tbk.	320	56
PT. Bank Central Asia Tbk	7,220	3,515
PT. Elang Mahkota Teknologi Tbk. (a)	2,609	282
PT. Sumber Alfaria Trijaya, Tbk	2,488	342
Semen Gresik Persero Tbk PT	408	195
Telekomunikasi Indonesia (Persero), PT TBK	6,225	1,673
Tower Bersama Infrastructure Tbk PT	1,106	219
Transcoal Pacific (a)	110	78
Unilever Indonesia Tbk PT	729	234
United Tractors Tbk PT	195	373
		18,211
United Arab Emirates 2.0%
Abu Dhabi Commercial Bank PJSC	371	896
Abu Dhabi Islamic Bank	179	365
Abu Dhabi National Oil Company	380	436
Al Qudra Holding PJSC (a)	209	239
ALDAR Properties PJSC	510	618

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Alpha Dhabi Holding PJSC (a)	154	1,148
Dubai Islamic Bank PJSC	361	565
Emaar Development LLC (a)	105	122
Emaar Properties PJSC	523	741
Emirates NBD Bank PJSC	316	1,135
Emirates Telecommunications Group Co. PJSC	455	3,234
Fertiglobe plc	145	190
First Abu Dhabi Bank PJSC	583	2,983
International Holdings Limited (a)	62	4,807
Multiply Marketing Consultancy LLC (a)	412	202
		17,681
Mexico 2.0%
America Movil SAB de CV	2,878	2,941
Arca Continental S.A.B. de C.V.	56	368
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	406	405
Becle, S.A. de C.V.	63	135
Cemex SAB de CV (a)	1,952	760
Coca-Cola FEMSA, S.A.B. de C.V.	63	349
El Puerto de Liverpool SAB de CV (c)	26	112
Fomento Economico Mexicano SAB de CV	242	1,636
Gruma SAB de CV - Class B	25	271
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	46	634
Grupo Aeroportuario del Sureste SAB de CV - Class B	27	523
Grupo Bimbo SAB de CV - Class A	197	639
Grupo Carso SAB de CV	57	211
Grupo Elektra S.A.B. de C.V. (c)	8	453
Grupo Financiero Banorte SAB de CV	321	1,790
Grupo Financiero Inbursa, S.A.B. de C.V.	260	414
Grupo Mexico SAB de CV - Class B	412	1,707
Grupo Televisa S.A.B.	323	530
Industrias Bachoco SAB S.A De C.V - Class B	19	67
Industrias Penoles SAB de CV	18	162
Kimberly-Clark de Mexico SAB de CV - Class A	200	271
Operadora de Sites Mexicanos, S.A. de C.V. (a)	62	72
Orbia Advance Corporation, S.A.B. de C.V.	136	319
Promotora y Operadora de Infraestructura SAB de CV	30	218
Wal - Mart de Mexico, S.A.B. de C.V.	667	2,298
		17,285
Thailand 1.9%
Advanced Info Service PLC. - NVDR	125	688
Airports of Thailand PCL - NVDR (a)	518	1,042
Asset World Corp Public Company Limited - NVDR	864	120
B.Grimm Power Public Company Limited - NVDR (c)	118	117
Bangkok Bank PCL - NVDR	73	276
Bangkok Bank PCL	8	29
Bangkok Commercial Asset Management Public Company Limited - NVDR (c)	335	165
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	379
Bangkok Expressway and Metro Public Company Limited - NVDR	1,009	250
Bank of Ayudhya Public Company Limited - NVDR	189	173
Banpu PCL - NVDR (c)	348	124
Berli Jucker PCL - NVDR	179	165
BTS Group Holdings Public Company Limited - NVDR	963	233
Bumrungrad Hospital Public Company Limited - NVDR	59	297
Carabao Group Public Co., Ltd. - NVDR	51	154
Central Pattana Public Company Limited - NVDR (c)	188	325
Central Retail Corporation Limited - NVDR	70	69
Central Retail Corporation Limited	293	291
Charoen Pokphand Foods PCL - NVDR	395	290
CP ALL Public Company Limited - NVDR	530	900
Delta Electronics Thailand PCL - NVDR	63	598
Electricity Generating PCL - NVDR (c)	30	152
Energy Absolute Public Company Limited - NVDR	238	549
Global Power Synergy Public Company Limited - NVDR	100	182
Gulf Energy Development Public Company Limited - NVDR	604	796
Home Product Center PCL - NVDR	598	215
Indorama Ventures Public Company Limited - NVDR	291	387
Intouch Holdings Public Company Limited - NVDR (c)	124	241
IRPC PCL - NVDR (c)	1,111	101
Jasmine Technology Solutions Public Company Limited - NVDR (a)	24	96
JMT Network Services Public Company Limited - NVDR	74	153
Kasikornbank PCL - NVDR	157	671
Krung Thai Bank PCL - NVDR	555	244
Krungthai Card Public Company Limited - NVDR	146	236
Land and Houses Public Company Limited - NVDR	469	111
Minor International PCL (a)	260	250
Minor International Public Company Limited - NVDR (a)	54	52
Muangthai Leasing Public Company Limited - NVDR (c)	92	111
Ngern Tid Lor Public Company Limited - NVDR	101	84
Osotspa Public Company Limited - NVDR (c)	164	159
PTT Exploration And Production Public Company Limited	174	784
PTT Global Chemical Public Company Limited	215	278
PTT Oil And Retail Business Public Company Limited - NVDR	383	277
PTT PCL - NVDR	205	198
PTT Public Company Limited	828	798
RATCH Group Public Company Limited - NVDR	79	86
SCG Paper Public Company Limited - NVDR (c)	162	254
Siam Cement PCL - NVDR	40	424
Siam Commercial Bank Public Company Limited - NVDR (a)	68	200
Siam Commercial Bank Public Company Limited (a)	29	84
Siam Global House Public Company Limited - NVDR (c)	224	117
Siam Makro Public Company Limited - NVDR	162	161
Sri Trang Gloves (Thailand) Public Company Limited - NVDR (c)	168	78
Srisawad Corporation Public Company Limited - NVDR (c)	94	130
Thai Oil Public Company Limited - NVDR	116	170
Thai Union Frozen Products PCL - NVDR	340	165
TISCO Financial Group Public Company Limited - NVDR	53	133
TMB Bank Public Company Limited - NVDR	5,777	201
TOA Paint (Thailand) Public Company Limited - NVDR	45	37
Total Access Communication Public Company Limited - NVDR	112	141
True Corp. PCL - NVDR	2,181	284
VGI Public Company Limited - NVDR	889	126
		16,601
Malaysia 1.7%
AMMB Holdings Bhd	247	209
Axiata Group Berhad	623	400
CIMB Group Holdings Bhd	873	982
Dialog Group Berhad	573	277
DiGi.Com Bhd	430	342
Fraser & Neave Holdings Bhd	18	89
Gamuda Bhd	348	283
Genting Berhad	281	293
Genting Malaysia Berhad	397	256
Genting Plantations Bhd	49	71
HAP Seng Consolidated Bhd	89	144
Hartalega Holdings Berhad	217	151
Hong Leong Bank Bhd	97	450
Hong Leong Financial Group Bhd	38	157
IHH Healthcare Berhad	411	601
IJM Corp. Bhd	382	150
IOI Corporation Berhad	403	351
Kuala Lumpur Kepong Bhd	76	379
Kumpulan Sime Darby Berhad	333	161
Malayan Banking Berhad	890	1,735

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Malaysia Airports Holdings Bhd (a)	148	223
Maxis Communications Berhad	289	217
MISC Bhd	170	275
Mr D.I.Y. Group (M) Berhad	318	149
My E.G. Services Berhad	573	114
Nestle Bhd	7	219
Petronas Chemicals Group Berhad	321	656
Petronas Dagangan Bhd	49	236
Petronas Gas Bhd	129	482
PPB Group Bhd	94	339
Press Metal Aluminium (Australia) Pty Ltd	487	527
Public Bank Berhad	1,948	1,932
QL Resources Berhad	149	176
RHB Bank Bhd	271	352
Sime Darby Plantation Berhad	328	322
Telekom Malaysia Bhd	250	298
Tenaga Nasional Bhd	385	697
Top Glove Corporation Bhd	635	150
Westports Holdings Berhad	128	103
YTL Corp. Bhd	662	88
		15,036
Qatar 1.1%
Barwa Real Estate Company Q.P.S.C	242	222
Commercial Bank of Qatar QSC	382	717
Industries Qatar QSC	262	1,146
Masraf Al Rayan (Q.P.S.C.)	877	994
Mesaieed Petrochemical Holding Company Q.S.C.	586	401
Ooredoo QSC	105	222
Qatar Electricity & Water Co.	71	341
Qatar Fuel Company Q.P.S.C. (WOQOD)	66	325
Qatar Gas Transport Company Ltd.	338	346
Qatar International Islamic Bank	100	292
Qatar Islamic Bank SAQ	210	1,284
Qatar National Bank	585	3,209
		9,499
Hong Kong 1.1%
BBMG Corporation - Class H	273	40
Bosideng International Holdings Limited	454	283
China Everbright International Ltd.	490	289
China Gas Holdings Ltd.	332	513
China International Marine Containers Co. Ltd. - Class H (c)	29	47
China Mengniu Dairy Company Limited	359	1,793
China Molybdenum Co., Ltd - Class H	431	241
China Resources Cement Holdings Limited	320	215
Chow Tai Fook Jewellery Group Limited	279	522
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (c)	120	77
COSCO SHIPPING Holdings Co., Ltd. - Class H	452	621
Dali Foods Group Company Limited (b)	297	158
Datang International Power Generation Co. Ltd. - Class H	364	60
Dongfang Electric Corporation Limited - Class H	15	19
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (b)	150	303
Hopson Development Holdings Limited (c)	99	151
Huadian Power International Corp. Ltd. - Class H (c)	182	66
Kingboard Chemical Holdings Ltd.	85	321
Kingboard Laminates Holdings Limited	123	152
Metallurgical Corporation of China Ltd. - Class H	215	52
Nine Dragons Paper (Holdings) Limited	245	207
Orient Overseas (International) Limited	22	584
Sino Biopharmaceutical Limted	1,340	847
Sinotruk (Hong Kong) Limited	93	130
Sun Art Retail Group Limited	272	89
Xinyi Glass Holdings Limited	331	793
Zhongsheng Group Holdings Limited	72	505
Zoomlion Heavy Industry Science and Technology Co., Ltd - Class H	235	126
		9,204
Philippines 0.8%
Aboitiz Equity Ventures Inc.	293	253
Aboitiz Power Corporation	233	125
AC Energy Corporation	1,424	209
Alliance Global Group Inc.	360	58
Ayala Corporation	35	379
Ayala Land Inc.	801	372
Bank of the Philippine Islands	224	346
BDO Unibank, Inc.	229	461
Converge Information and Communications Technology Solutions, Inc. (a)	218	84
Emperador Inc.	373	129
First Gen Corporation	69	21
Globe Telecom Inc.	4	145
GT Capital Holdings, Inc.	10	91
International Container Terminal Services Inc.	113	378
JG Summit Holdings Inc.	403	358
Jollibee Foods Corp.	58	215
LT Group, Inc.	324	48
Manila Electric Company	31	205
Megaworld Corp.	1,847	73
Metro Pacific Investments Corporation	1,684	108
Metropolitan Bank & Trust Co.	226	197
Monde Nissin Corporation (a)	747	177
PLDT Inc.	12	363
Puregold Price Club, Inc.	147	81
Robinsons Land Corp.	200	63
Robinsons Retail Holdings, Inc.	49	45
San Miguel Corporation	45	89
San Miguel Food and Beverage, Inc. - Class B	81	66
Security Bank Corp.	30	49
SM Investments Corp	66	944
SM Prime Holdings Inc.	1,457	968
Universal Robina Corp.	106	215
		7,315
Kuwait 0.8%
Agility Public Warehousing Company KSCP	188	500
Ahli United Bank K.S.C.P	89	80
Boubyan Bank K.S.C.P	140	352
Gulf Bank K.S.C.P.	272	284
Kuwait Finance House K.S.C.P.	713	2,029
Mabanee Company (K.P.S.C)	74	182
Mobile Telecommunications Company K.S.C. P	259	503
National Bank of Kuwait S.A.K.P.	991	3,373
		7,303
Turkey 0.4%
Akbank Turk Anonim Sirketi - Class A	439	212
Arcelik A.S. - Class A	41	177
Aselsan Inc. - Class A	69	94
BIM Birlesik Magazalar A.S. - Class A	60	290
Coca-Cola Icecek Anonim Sirketi - Class A	7	56
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	265	275
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	176	286
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	144
Haci Omer Sabanci Holding A.S. - Class A	170	194
Koc Holding A.S. - Class A	151	333
Petkim Petrokimya Holding AS - Class A (a)	134	71
SASA Polyester Sanayi A.S. - Class A (a)	46	114
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	44
Turk Hava Yollari A.O. - Class A (a)	84	238
Turk Telekomunikasyon A/S - Class A	57	30
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	166	161
Turkiye Garanti Bankasi A.S. - Class A	51	42
Turkiye Is Bankasi Anonim Sirketi - Class C	572	151
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	237
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	163	210
Yapi ve Kredi Bankasi A.S. - Class A	430	112
		3,471
Chile 0.3%
Banco de Chile	5,847	533
Banco de Credito e Inversiones	8	222
Banco Santander-Chile	8,321	339
Cencosud S.A.	180	228

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Cencosud Shopping S.A.	62	56
Cia Cervecerias Unidas SA	20	125
Compania Sud Americana de Vapores S.A. (a)	1,500	134
Empresas CMPC SA	147	242
Empresas COPEC SA	46	341
Enel Americas SA	2,399	228
Enel Chile S.A.	4,057	92
Quinenco S.A.	40	100
S.A.C.I. Falabella	97	225
		2,865
Colombia 0.2%
Banco de Bogota S.A.	12	139
Bancolombia SA	39	323
Cementos Argos S.A.	66	75
Corporacion Financiera Colombiana S.A. (a)	12	63
Ecopetrol S.A.	633	344
Grupo Argos S A	46	171
Grupo de Inversiones Suramericana S.A.	13	122
Grupo Energia Bogota S.A. ESP	349	171
Grupo Nutresa S.A.	17	158
Interconexion Electrica SA	59	295
		1,861
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	289
Hellenic Duty Free Shops S.A. - Class R (a) (d)	9	—
Hellenic Petroleum Holdings Societe Anonyme - Class R	7	43
Hellenic Telecommunications Organization SA - Class R	27	483
Jumbo S.A. - Class R	14	204
Motor Oil Hellas Corinth Refineries SA - Class R	7	136
National Bank of Greece SA - Class R (a)	70	209
OPAP SA - Class R	27	381
		1,745
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	16	293
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	75	580
OTP Bank Plc	30	672
		1,545
Czech Republic 0.2%
CEZ A/S	20	920
Komercni Banka A/S	10	270
MONETA Money Bank, a.s. (b)	62	228
		1,418
Bermuda 0.1%
Credicorp Ltd.	8	969
Egypt 0.1%
Commercial International Bank Egypt SAE	247	482
Romania 0.0%
New Europe Property Investments PLC	64	343
Luxembourg 0.0%
Reinet Investments S.C.A.	18	313
Singapore 0.0%
BOC Aviation Limited (b)	26	217
Peru 0.0%
Inretail Peru Corp. (b)	4	94
Pakistan 0.0%
Oil & Gas Development Co. Ltd.	80	31
Russian Federation 0.0%
Bank VTB (Public Joint Stock Company) (b) (d)	680,515	—
Gazprom, Pao (b) (d)	1,618	—
Joint Stock Company "Alrosa" (Public Stock Society) (d)	346	—
Public Joint Stock Company "Severstal" (b) (d)	27	—
Public Joint Stock Company Magnet (b) (d)	10	—
Public Joint Stock Company Novatek (b) (d)	131	—
Public Joint Stock Company PIK-Specialized Homebuilder (b) (d)	15	—
Public Joint Stock Society "Inter RAO UES" (b) (d)	4,398	—
Public Joint Stock Society "Magnitogorsk Iron And Steel Works" (b) (d)	241	—
Public Joint Stock Society "Moscow Exchange MICEX-RTS" (a) (b) (d)	189	—
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (b) (d)	167	—
Public Joint Stock Society "Polyus" (b) (d)	4	—
Public Joint Stock Society "Surgutneftegaz" (b) (d)	1,157	—
Public Joint Stock Society "Tatneft" (b) (d)	220	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" (d)	8	—
Public Joint Stock Society Oil Company "Lukoil" (b) (d)	49	—
Public Joint Stock Society Oil Company "Rosneft" (b) (d)	301	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (d)	2	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	11	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy (b) (d)	115	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom (b) (d)	157	—
RusHydro JSC (b) (d)	13,159	—
Sberbank of Russia (a) (b) (d)	1,458	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $1,001,930)		844,776
PREFERRED STOCKS 2.1%
Brazil 1.2%
Banco Bradesco S.A. (f)	694	2,281
Braskem S.A - Series A	26	181
Centrais Eletricas Brasileiras SA	30	268
Companhia Energetica de Minas Gerais Cemig	184	367
Gerdau SA	149	639
Itau Unibanco Holding S.A. (f)	613	2,659
Itausa - Investimentos Itau SA	624	994
Petroleo Brasileiro S/A Petrobras. (f)	600	3,203
		10,592
South Korea 0.6%
Amorepacific Corporation	1	46
CJ CheilJedang Corp.	—	32
Hyundai Motor Co., 1.00% (g)	3	188
Hyundai Motor Co., 2.00% (g)	5	321
Hyundai Motor Company, 1.00% (g)	1	44
Kumho Petrochemical Co., Ltd.	—	21
LG Chem Ltd., 1.00% (g)	1	192
LG Electronics Inc.	2	76
LG Household & Health Care Ltd., 1.00% (g)	—	68
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	44
Samsung Electro-Mechanics Co., Ltd.	—	18
Samsung Electronics Co. Ltd., 1.00% (g)	106	4,256
Samsung Fire & Marine Insurance Company	—	39
Samsung SDI Co., Ltd., 1.00% (g)	—	40
		5,385
Chile 0.2%
Sociedad Quimica y Minera de Chile SA - Preferred Class B	19	1,562
Colombia 0.1%
Bancolombia SA	59	461
Grupo Aval Acciones y Valores S.A.	508	92
Grupo de Inversiones Suramericana S.A.	15	64
		617
Russian Federation 0.0%
Public Joint Stock Society "Surgutneftegaz" (b) (d)	1,025	—
Sberbank of Russia (a) (b) (d)	126	—
Tatneft, Pao (b) (d)	9	—
Total Preferred Stocks (cost $22,702)		18,156
RIGHTS 0.0%
Taiwan 0.0%
Taishin Financial Holding Co., Ltd. (a) (d)	29	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Walsin Lihwa Corporation (a) (h)	22	3
Total Rights (cost $0)		3
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
5.50%, 06/03/24, INR	17	—
Total Corporate Bonds And Notes (cost $0)		—
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 1.41% (i) (j)	6,825	6,825
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (i) (j)	4,385	4,385
Total Short Term Investments (cost $11,210)		11,210
Total Investments 100.1% (cost $1,035,842)		874,145
Other Derivative Instruments (0.0)%		(57)
Other Assets and Liabilities, Net (0.1)%		(1,168)
Total Net Assets 100.0%		872,920

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $531 and 0.1% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	37,900	27,366	3.1
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	06/17/22	42	50	—
AU Small Finance Bank Limited	04/28/21	307	308	—
Autohome Inc.	06/18/21	372	279	—
Avenue Supermarts Limited	04/28/21	766	843	0.1
Baidu, Inc. - Class A	06/18/21	6,852	5,543	0.6
Bandhan Bank Limited	04/28/21	372	286	—
Bank VTB (Public Joint Stock Company)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	2,127	1,147	0.1
Blue Moon Group Holdings Limited	06/18/21	256	178	—
BOC Aviation Limited	04/26/21	200	217	—
Cansino Biologics Inc. - Class H	06/18/21	408	99	—
China Feihe Limited	04/26/21	1,007	456	0.1
China General Nuclear Power Corporation - Class H	04/26/21	462	362	0.1
China International Capital Corporation (Hong Kong) Limited - Class H	04/26/21	415	416	0.1
China Literature Limited	04/26/21	542	285	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	89	—
China Resources Mixc Lifestyle Services Limited	06/18/21	466	388	0.1
China Tower Corporation Limited - Class H	04/26/21	930	712	0.1
Dali Foods Group Company Limited	04/26/21	214	158	—
Everbright Securities Company Limited - Class H	01/11/22	53	48	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	351	424	0.1
Ganfeng Lithium Co., Ltd. - Class H	04/26/21	552	514	0.1
Gazprom, Pao	04/26/21	3,743	—	—
General Insurance Corporation of India	08/25/21	42	29	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	117	—
Haidilao International Holding Ltd.	04/26/21	634	290	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	688	303	—
Hapvida Participacoes E Investimentos Ltda	04/26/21	1,276	546	0.1
HDFC Life Insurance Company Limited	04/28/21	1,138	858	0.1
Huatai Securities Co., Ltd. - Class H	04/26/21	446	323	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	419	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	374	327	0.1
Innovent Biologics, Inc. - Class B	04/26/21	674	586	0.1
Inretail Peru Corp.	05/19/21	150	94	—
Interglobe Aviation Limited	04/28/21	287	265	—
JD Health International Inc.	06/18/21	1,624	1,108	0.1
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	67	—
Kuaishou Technology	06/18/21	3,795	2,181	0.3
Kumba Iron Ore Ltd	04/26/21	243	244	—
Larsen & Toubro Infotech Limited	04/28/21	301	289	—
Meituan Dianping - Class B	04/26/21	11,024	13,304	1.5
MONETA Money Bank, a.s.	04/26/21	211	228	—
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,274	1,311	0.2
Orient Securities Company Limited - Class H	05/20/21	57	50	—
Pepkor Holdings Ltd	04/26/21	204	193	—
Ping An Healthcare and Technology Company Limited	04/26/21	744	206	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
POP MART International Group Limited	06/18/21	758	458	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	754	987	0.1
Public Joint Stock Company "Severstal"	04/26/21	411	—	—
Public Joint Stock Company Magnet	04/26/21	1,595	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Society "Inter RAO UES"	04/26/21	271	—	—
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	04/26/21	225	—	—
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	04/26/21	375	—	—
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	04/26/21	361	—	—
Public Joint Stock Society "Polyus"	04/26/21	454	—	—
Public Joint Stock Society "Surgutneftegaz"	04/26/21	563	—	—
Public Joint Stock Society "Surgutneftegaz"	04/26/21	561	—	—
Public Joint Stock Society "Tatneft"	04/26/21	1,466	—	—
Public Joint Stock Society Oil Company "Lukoil"	04/26/21	3,119	—	—
Public Joint Stock Society Oil Company "Rosneft"	04/26/21	1,923	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	05/19/21	166	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	07/01/21	1	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	07/01/21	156	—	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy	04/26/21	568	—	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom	04/26/21	207	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	33	—
Red Star Macalline Group Corporation Ltd. - Class H	05/20/21	57	40	—
RusHydro JSC	04/26/21	143	—	—
Sberbank of Russia	04/26/21	4,445	—	—
Sberbank of Russia	04/26/21	481	—	—
SBI Life Insurance Company Limited	04/28/21	727	778	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	217	176	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/18/21	126	95	—
Shenwang Hongyuan Group Co., Ltd - Class H	05/20/21	58	40	—
Shimao Property Holdings Limited	04/26/21	255	47	—
Smoore International Holdings Limited	04/26/21	1,621	699	0.1
Tatneft, Pao	04/26/21	66	—	—
Tongcheng-Elong Holdings Limited	04/26/21	274	313	—
Topsports International Holdings Limited	04/26/21	471	360	0.1
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	427	640	0.1
ZTO Express (Cayman) Inc.	06/21/21	1,751	1,594	0.2
		112,350	69,766	8.0

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	230	September 2022	11,571	(57)	(40)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	66,421	778,149	206	844,776
Preferred Stocks	18,156	—	—	18,156
Rights	—	3	—	3
Corporate Bonds And Notes	—	—	—	—
Short Term Investments	11,210	—	—	11,210
	95,787	778,152	206	874,145
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(40)	—	—	(40)
	(40)	—	—	(40)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.7%
Japan 23.8%
ABC-Mart Inc.	5	211
Acom Co. Ltd.	60	140
Advance Residence Investment Corp.	—	559
Advantest Corporation	28	1,506
AEON Co. Ltd.	127	2,199
Air Water Inc.	35	437
Aisin Seiki Co. Ltd.	27	839
Ajinomoto Co. Inc.	79	1,921
Alfresa Holdings Corp.	32	431
All Nippon Airways Co. Ltd. (a)	24	438
Asahi Breweries Ltd.	70	2,291
Asahi Glass Co. Ltd. (b)	31	1,086
Asahi Intecc Co., Ltd.	34	514
Asahi Kasei Corp.	201	1,527
Asics Corp.	26	462
Astellas Pharma Inc.	263	4,101
Bandai Namco Holdings Inc.	32	2,257
Bank of Kyoto Ltd.	11	491
Bridgestone Corp. (b)	87	3,154
Brother Industries Ltd.	39	691
Canon Inc. (b)	150	3,392
Capcom Co. Ltd.	24	572
Central Japan Railway Co.	29	3,366
China Bank Ltd.	112	612
Chubu Electric Power Co. Inc.	108	1,084
Chugai Pharmaceutical Co. Ltd.	93	2,369
Concordia Financial Group, Ltd.	182	629
COSMOS Pharmaceutical Corporation	3	317
CyberAgent Inc.	61	607
Dai Nippon Printing Co. Ltd.	37	792
Daifuke Co. Ltd.	18	1,036
Dai-ichi Life Holdings, Inc.	148	2,707
Daiichi Sankyo Company, Ltd	264	6,673
Daikin Industries Ltd.	42	6,654
Dainippon Sumitomo Pharma Co. Ltd.	26	210
Daito Trust Construction Co. Ltd.	9	793
Daiwa House Industry Co. Ltd.	97	2,247
Daiwa House REIT Investment Corporation	—	682
Daiwa Securities Group Inc.	226	1,008
Denso Corp.	74	3,901
Dentsu Inc. (b)	36	1,084
Disco Corp.	4	1,042
East Japan Railway Co.	53	2,724
Eisai Co. Ltd.	43	1,821
Fanuc Ltd.	28	4,326
Fast Retailing Co. Ltd.	10	4,971
Fuji Electric Holdings Co. Ltd.	22	921
FUJIFILM Holdings Corp.	58	3,092
Fujitsu Ltd.	27	3,303
Fukuoka Financial Group, Inc.	29	522
GLP J-REIT	1	796
GMO Payment Gateway, Inc.	6	451
Hakuhodo DY Holdings Incorporated	45	416
Hamamatsu Photonics KK	20	775
Hankyu Hanshin Holdings Inc.	36	970
Haseko Corp.	28	332
Hikari Tsushin Inc.	3	307
Hino Motors Ltd.	43	219
Hirose Electric Co. Ltd.	5	647
Hitachi Construction Machinery Co. Ltd.	15	332
Hitachi Ltd.	141	6,751
Hitachi Metals Ltd. (a)	28	428
Honda Motor Co. Ltd.	249	5,976
Hoshizaki Corporation	18	535
Hoya Corp.	52	4,509
Hulic Co. Ltd.	75	579
IBIDEN Co., Ltd.	20	554
Idemitsu Kosan Co., Ltd.	37	889
Iida Group Holdings Co., Ltd.	28	428
Inpex Corporation	148	1,599
Isuzu Motors Ltd.	89	982
ITOCHU Corp.	212	5,737
ITOCHU Techno-Solutions Corporation	14	338
Japan Airlines Co., Ltd (a)	22	383
Japan Airport Terminal Co. Ltd. (a)	13	510
Japan Exchange Group Inc.	77	1,110
Japan Post Holdings Co., Ltd.	165	1,174
Japan Post Insurance Co., Ltd.	30	482
Japan Prime Realty Investment Corp. (b)	—	423
Japan Real Estate Investment Corp.	—	857
Japan Retail Fund Investment Corp.	1	819
Japan Tobacco Inc. (b)	157	2,722
JFE Holdings Inc.	76	802
JS Group Corp.	44	813
JSR Corp.	32	831
JXTG Holdings, Inc.	464	1,750
Kajima Corp.	74	853
Kakaku.com Inc.	19	312
Kansai Electric Power Co. Inc.	112	1,105
Kansai Paint Co. Ltd.	39	490
Kao Corp.	68	2,757
Kawasaki Heavy Industries Ltd.	25	476
KDDI Corp.	239	7,532
Keio Corp.	18	654
Keisei Electric Railway Co. Ltd.	24	647
Keyence Corp.	28	9,353
Kikkoman Corp.	27	1,447
Kintetsu Corp.	26	822
Kirin Holdings Co. Ltd. (b)	122	1,927
Kobayashi Pharmaceutical Co. Ltd.	8	513
Kobe Bussan Co., Ltd.	18	445
Koei Tecmo Holdings Co., Ltd.	9	280
Koito Manufacturing Co. Ltd.	19	605
Komatsu Ltd.	142	3,137
Konami Corp.	15	829
Kose Corp. (b)	5	479
Kubota Corp.	164	2,452
Kurita Water Industries Ltd.	16	582
Kyocera Corp.	50	2,682
Kyowa Kirin Co., Ltd.	38	850
Kyushu Electric Power Co. Inc.	72	462
Kyushu Railway Company	24	497
Lasertec Corporation	11	1,361
Lawson Inc.	7	223
Lion Corp.	45	499
M3, Inc.	62	1,794
Makita Corp.	40	1,001
Marubeni Corp.	247	2,220
Marui Group Co. Ltd.	34	595
Matsumotokiyoshi Holdings Co., Ltd.	20	807
Mazda Motor Corp.	90	733
McDonald's Holdings Co. Japan Ltd.	9	342
Medipal Holdings Corp.	32	448
Meiji Holdings Co., Ltd.	21	1,007
Minebea Mitsumi Inc.	57	962
MISUMI Group Inc.	39	838
Mitsubishi Chemical Holdings Corporation	194	1,058
Mitsubishi Corp.	213	6,352
Mitsubishi Electric Corp.	309	3,344
Mitsubishi Estate Co. Ltd.	202	2,970
Mitsubishi Gas Chemical Co. Inc.	31	448
Mitsubishi Heavy Industries Ltd.	48	1,689
Mitsubishi Motors Corp. (a) (b)	90	301
Mitsubishi UFJ Financial Group Inc.	1,828	9,754
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	481
Mitsui & Co. Ltd.	235	5,188
Mitsui Chemicals Inc.	31	652
Mitsui Fudosan Co. Ltd.	135	2,901
Mitsui OSK Lines Ltd.	52	1,187
Mizuho Financial Group Inc.	363	4,106
MonotaRO Co., Ltd.	37	545
MS&AD Insurance Group Holdings, Inc.	65	1,993
Murata Manufacturing Co. Ltd.	92	5,040
Nagoya Railroad Co. Ltd.	30	459
NEC Corp.	39	1,519
NEC Electronics Corp. (a)	195	1,763

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
NEXON Co., Ltd.	68	1,385
NGK Insulators Ltd.	41	554
NGK Spark Plug Co. Ltd.	26	471
Nidec Corp.	79	4,879
Nihon M & A Center Inc.	44	464
Nikon Corp.	53	608
Nintendo Co. Ltd.	17	7,307
Nippon Building Fund Inc.	—	1,176
Nippon Express Co., Ltd.	13	708
Nippon Meat Packers Inc.	16	488
Nippon Paint Co. Ltd.	210	1,559
Nippon Shinyaku Co., Ltd.	9	559
Nippon Steel Corporation	138	1,941
Nippon Telegraph & Telephone Corp.	173	4,959
Nippon Yusen KK	24	1,663
Nissan Chemical Industries Ltd.	19	892
Nissan Motor Co., Ltd.	333	1,285
Nisshin Seifun Group Inc.	40	464
Nissin Foods Holdings Co. Ltd.	11	753
Nitori Co. Ltd.	12	1,143
Nitto Denko Corp.	22	1,400
Nomura Holdings Inc.	422	1,537
Nomura Real Estate Holdings, Inc.	17	415
Nomura Real Estate Master Fund. Inc.	1	882
Nomura Research Institute Ltd.	61	1,631
NSK Ltd.	74	399
NTT Data Corp.	91	1,256
Obayashi Corp.	108	786
Obic Co. Ltd.	9	1,314
Odakyu Electric Railway Co. Ltd.	49	655
OJI Holdings Corp.	152	658
Olympus Corp.	188	3,765
Omron Corp.	29	1,493
Ono Pharmaceutical Co. Ltd.	68	1,736
Open House Co., Ltd.	11	429
Oracle Corp. Japan	5	267
Oriental Land Co. Ltd.	33	4,623
ORIX Corp.	173	2,893
Orix J-REIT Inc.	—	569
Osaka Gas Co. Ltd.	63	1,199
Otsuka Corp.	17	489
Otsuka Holdings Co., Ltd. (b)	81	2,882
Pan Pacific International Holdings Corporation	79	1,256
Panasonic Corp.	328	2,643
Persol Holdings Co., Ltd.	29	522
Prologis	—	950
Rakuten Inc.	131	591
Recruit Holdings Co., Ltd.	242	7,106
Resona Holdings Inc.	355	1,324
Ricoh Co. Ltd.	87	681
Rinnai Corp.	6	406
Rohm Co. Ltd.	13	913
Santen Pharmaceutical Co. Ltd.	60	471
SBI Holdings Inc.	37	716
SCSK Corporation	23	390
Secom Co. Ltd.	31	1,914
Sega Sammy Holdings Inc.	27	429
Seibu Holdings Inc.	41	428
Seiko Epson Corp.	49	691
Sekisui Chemical Co. Ltd.	60	824
Sekisui House Ltd.	90	1,603
Seven & I Holdings Co., Ltd.	114	4,423
SG Holdings Co., Ltd.	75	1,263
Sharp Corp.	29	224
Shimadzu Corp.	39	1,249
Shimano Inc.	12	1,962
Shimizu Corp.	105	580
Shin-Etsu Chemical Co. Ltd.	57	6,380
Shinsei Bank Ltd.	15	221
Shionogi & Co. Ltd.	41	2,077
Shiseido Co. Ltd.	56	2,254
Shizuoka Bank Ltd.	86	513
Showa Denko KK	23	383
SMC Corp.	9	3,944
Softbank Corp.	400	4,445
SoftBank Group Corp.	181	7,000
Sojitz Corp.	33	473
Sompo Holdings, Inc.	52	2,290
Sony Corp.	181	14,749
Square Enix Holdings Co. Ltd.	13	564
Stanley Electric Co. Ltd.	23	374
Subaru Corp. NPV	89	1,564
SUMCO Corporation	51	660
Sumitomo Chemical Co. Ltd.	248	964
Sumitomo Corp.	178	2,436
Sumitomo Electric Industries Ltd.	108	1,194
Sumitomo Metal Mining Co. Ltd.	38	1,181
Sumitomo Mitsui Financial Group Inc.	198	5,842
Sumitomo Mitsui Trust Holdings Inc.	52	1,603
Sumitomo Realty & Development Co. Ltd.	69	1,803
Suntory Beverage & Food Limited	19	723
Suzuki Motor Corp.	68	2,139
Sysmex Corp.	25	1,486
T&D Holdings Inc.	80	958
Taisei Corp.	28	865
Taisho Pharmaceutical Holdings Company Ltd.	9	339
Taiyo Nippon Sanso Corp.	32	508
Takeda Pharmaceutical Co. Ltd.	227	6,396
TDK Corp.	56	1,713
Terumo Corp.	109	3,338
TIS Inc.	30	795
Tobu Railway Co. Ltd.	29	654
Toho Co. Ltd.	18	647
Tokio Marine Holdings Inc.	98	5,744
Tokyo Century Corp.	8	267
Tokyo Electric Power Co. Holdings Inc. (a)	112	466
Tokyo Electron Ltd.	23	7,440
Tokyo Gas Co. Ltd.	58	1,196
Tokyu Corp.	75	886
Tokyu Fudosan Holdings Corporation	84	439
Toppan Printing Co. Ltd.	53	878
Toray Industries Inc.	220	1,235
Toshiba Corp.	62	2,499
Tosoh Corp.	49	605
TOTO Ltd.	24	786
Toyo Suisan Kaisha Ltd.	16	604
Toyota Boshoku Corporation	11	166
Toyota Industries Corp.	29	1,790
Toyota Motor Corp.	1,853	28,487
Toyota Tsusho Corp.	35	1,157
Trend Micro Inc.	21	1,021
Unicharm Corp.	64	2,148
United Urban Investment Corp.	—	496
USS Co. Ltd.	34	581
Welcia Holdings Co., Ltd.	16	313
West Japan Railway Co.	35	1,299
Yahoo! Japan Corp.	382	1,113
Yakult Honsha Co. Ltd.	23	1,314
Yamaha Corp.	25	1,015
Yamaha Motor Co. Ltd. (b)	47	866
Yamato Holdings Co. Ltd.	48	774
Yaskawa Electric Corp.	38	1,230
Yokogawa Electric Corp.	36	594
ZOZO, Inc.	13	237
		491,922
United Kingdom 14.3%
3i Group plc	141	1,899
Admiral Group PLC	39	1,053
Anglo American PLC	193	6,917
Ashtead Group Public Limited Company	64	2,687
Associated British Foods PLC	53	1,020
AstraZeneca PLC	223	29,308
Auto Trader Group PLC	131	884
Avast PLC (c)	94	593
AVEVA Group plc	17	469
Aviva PLC	434	2,125
B&M European Value Retail S.A.	123	549
BAE Systems PLC	458	4,621
Barclays PLC	2,296	4,303

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Barratt Developments PLC	152	847
BP P.L.C.	2,860	13,483
British American Tobacco P.L.C.	327	13,993
BT Group Plc	1,251	2,840
Bunzl Public Limited Company	46	1,533
Burberry Group PLC	55	1,102
Centrica PLC (a)	884	861
Coca-Cola European Partners PLC	30	1,539
Compass Group PLC	256	5,231
Convatec Group PLC (c)	242	661
Croda International Public Limited Company	21	1,623
Darktrace PLC (a)	41	146
DCC Public Limited Company	15	942
Dechra Pharmaceuticals PLC	16	658
Derwent London PLC	17	536
Diageo PLC	335	14,435
Direct Line Insurance Limited	186	570
DS Smith PLC	205	692
easyJet PLC (a)	76	344
Evraz PLC (d)	82	104
Experian PLC	139	4,078
Ferguson PLC	33	3,649
Fiat Chrysler Automobiles N.V.	319	3,941
GlaxoSmithKline PLC	718	15,474
GVC Holdings PLC (a)	87	1,323
Halma Public Limited Company	55	1,336
Harbour Energy PLC	67	296
Hargreaves Lansdown PLC	48	460
Hikma Pharmaceuticals Public Limited Company	24	474
Hiscox Ltd.	53	613
Howden Joinery Group PLC	87	639
HSBC Holdings PLC	2,940	19,218
Imperial Brands PLC	136	3,032
Informa Switzerland Limited (a)	207	1,336
InterContinental Hotels Group PLC	27	1,424
Intermediate Capital Group PLC	42	677
Intertek Group Plc	23	1,181
Intu Properties PLC (a) (d)	156	—
ITV Plc	543	431
J Sainsbury PLC	258	642
JD Sports Fashion PLC (a)	372	524
Johnson Matthey PLC	30	699
Kingfisher Plc	314	933
Land Securities Group PLC	112	909
Legal & General Group PLC	868	2,530
Lloyds Banking Group PLC	10,159	5,232
London Stock Exchange Group PLC	46	4,289
M&G PLC	390	926
Melrose Holdings Limited	626	1,139
Mondi plc	70	1,234
National Grid PLC	557	7,118
Next PLC	19	1,366
Ocado Group PLC (a)	90	855
Pearson PLC	113	1,032
Pepco Group N.V. (a) (c)	7	55
Persimmon Public Limited Company	44	994
Phoenix Group Holdings PLC	123	886
Prudential Public Limited Company (e)	394	4,879
Reckitt Benckiser Group PLC	105	7,866
Relx PLC	282	7,624
Rentokil Initial PLC	277	1,602
Rightmove PLC	123	851
Rio Tinto PLC	152	9,119
Rolls-Royce Holdings plc (a)	1,157	1,174
Royal Mail PLC	119	390
Schroders PLC	19	604
Schroders PLC	6	162
SEGRO Public Limited Company	174	2,069
Severn Trent PLC	36	1,196
Smith & Nephew PLC	128	1,784
Smiths Group PLC	52	892
Spirax-Sarco Engineering PLC	10	1,217
SSE PLC	147	2,896
St. James's Place PLC	81	1,080
Standard Chartered PLC	362	2,724
Standard Life Aberdeen PLC	328	637
Tate & Lyle Public Limited Company	60	552
Taylor Wimpey PLC	545	776
Tesco PLC	1,114	3,459
The Berkeley Group Holdings PLC	16	721
The British Land Company Public Limited Company	140	764
The Royal Bank of Scotland Group Public Limited Company	829	2,215
The Sage Group PLC.	167	1,293
Travis Perkins PLC	34	401
Unilever PLC	378	17,197
United Utilities Group PLC	102	1,262
Vodafone Group Public Limited Company	3,854	5,962
Weir Group PLC(The)	34	568
Whitbread PLC	30	909
Wise PLC - Class A (a)	59	213
WPP 2012 Limited	176	1,778
		296,349
France 9.6%
Adevinta ASA - Class B (a) (c)	58	424
Aeroports de Paris (a)	4	465
Alstom (b)	43	966
Amundi (c)	9	499
Arkema	9	807
AXA SA	286	6,522
Biomerieux SA	6	609
BNP Paribas SA	164	7,861
Bollore SA	137	637
Bouygues SA	30	936
Bureau Veritas	43	1,111
Capgemini SA	23	3,932
Carrefour SA (b)	87	1,533
Cie de Saint-Gobain	76	3,280
Cie Generale d'Optique Essilor International SA	44	6,626
Compagnie Generale des Etablissements Michelin	101	2,757
Covivio	7	377
Credit Agricole SA	198	1,814
Danone	99	5,525
Dassault Aviation	3	505
Dassault Systemes	98	3,595
EDENRED	36	1,686
Eiffage	11	976
Electricite de France (b)	66	536
Engie	259	2,982
Gecina SA	8	757
Getlink S.E.	65	1,149
Hermes International SCA	5	5,557
IPSEN	6	521
Kering SA	10	5,390
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	75	10,097
Legrand SA	38	2,796
L'Oreal SA	34	11,672
LVMH Moet Hennessy Louis Vuitton SE	38	23,455
Orange SA	267	3,141
Pernod-Ricard SA	29	5,309
Publicis Groupe SA	33	1,639
Safran	51	4,991
Sanofi SA	165	16,574
Sartorius Stedim Biotech	3	1,083
Schneider Electric SE (a)	82	9,670
Societe Generale SA	116	2,541
Sodexo SA	11	772
Teleperformance	9	2,639
Thales SA	16	1,956
Total SA (b)	354	18,635
Veolia Environnement (b)	91	2,229
VINCI	75	6,709
Vivendi SA	119	1,211
Worldline (a) (c)	35	1,320
		198,774
Switzerland 8.6%
ABB Ltd. - Class N	256	6,800
Alcon AG	71	4,974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Baloise Holding AG - Class N	6	1,052
Barry Callebaut AG - Class N	—	919
Coca-Cola HBC AG	26	567
Compagnie Financiere Richemont SA	75	7,950
Credit Suisse Group AG - Class N	383	2,182
EMS-Chemie Holding AG	1	673
Geberit AG - Class N	5	2,447
Givaudan SA - Class N	1	3,947
Glencore PLC	1,574	8,516
Julius Bar Gruppe AG - Class N	32	1,486
Kühne + Nagel International AG	7	1,719
LafargeHolcim Ltd.	75	3,205
Lindt & Spruengli AG - Class N	—	1,678
Lonza Group AG	11	5,703
Nestle SA - Class N	405	47,234
Novartis AG - Class N	346	29,210
Partners Group Holding AG	3	2,945
Roche Holding AG	4	1,567
Schindler Holding AG - Class N	3	524
SGS SA - Class N	1	1,971
Sika AG	22	5,057
Sonova Holding AG	8	2,473
STMicroelectronics NV	93	2,914
Straumann Holding AG - Class N	17	1,999
Swatch Group AG	4	1,023
Swatch Group AG - Class N	9	390
Swiss Life Holding AG - Class N	5	2,200
Swiss Re AG	41	3,191
Swisscom AG - Class N	4	1,984
Temenos Group AG - Class N	10	840
UBS Group AG	529	8,544
Vifor Pharma AG	7	1,132
Zurich Insurance Group AG - Class N	21	9,324
		178,340
Australia 7.5%
Alumina Ltd.	359	361
Ampol Limited	36	848
APA Group	176	1,368
Aristocrat Leisure Limited	93	2,195
ASX Ltd.	28	1,578
Aurizon Holdings Limited	252	661
Australia & New Zealand Banking Group Ltd.	405	6,150
Bendigo and Adelaide Bank Ltd.	80	501
BHP Group PLC	731	20,736
BlueScope Steel Ltd.	64	703
Brambles Limited	209	1,542
Challenger Financial Services Group Ltd.	87	409
Cochlear Ltd.	9	1,287
Coles Group Limited	193	2,372
Commonwealth Bank of Australia	245	15,259
Computershare Ltd.	85	1,446
CSL Ltd.	70	12,905
DEXUS Funds Management Limited	152	926
Domino's Pizza Enterprises Limited	9	443
Endeavour Group Limited	184	958
Evolution Mining Limited	256	414
Fortescue Metals Group Ltd.	242	2,918
Goodman Funding Pty Ltd	245	3,010
GPT Group	269	778
Harvey Norman Holdings Ltd.	104	266
IDP Education Limited (b)	30	495
Incitec Pivot Ltd.	294	673
Independence Group NL	97	665
Insurance Australia Group Ltd.	370	1,113
LendLease Corp. Ltd.	103	648
Macquarie Group Limited	52	5,869
Medibank Private Limited	415	930
Mineral Resources Limited	24	798
Mirvac Group	513	697
National Australia Bank Ltd.	462	8,734
Newcrest Mining Ltd.	122	1,737
Northern Star Resources Ltd.	173	805
Orica Ltd.	62	671
Origin Energy Ltd.	242	954
Qantas Airways Ltd. (a)	140	430
QBE Insurance Group Ltd.	212	1,773
Ramsay Health Care Ltd.	25	1,272
REA Group Ltd. (b)	8	577
Reece Limited	43	403
Rio Tinto Ltd.	53	3,788
Santos Ltd.	437	2,229
Scentre Group Limited	739	1,322
SEEK Limited	53	762
Seven Group Holdings Limited	23	263
Sonic Health Care Ltd.	69	1,568
South32 Limited	673	1,827
Stockland	320	798
Suncorp Group Ltd.	177	1,341
Tabcorp Holdings Ltd.	295	217
Telstra Corp. Ltd.	582	1,544
TPG Telecom Limited	57	236
Transurban Group	443	4,398
Treasury Wine Estates Limited	100	784
Vicinity Centres RE Ltd	588	742
Washington H Soul Pattinson & Co. Ltd.	35	576
Wesfarmers Ltd.	163	4,713
Westpac Banking Corporation	502	6,747
Wisetech Global Limited	22	562
Woodside Energy Group Ltd	270	5,919
Woolworths Group Ltd.	174	4,281
WorleyParsons Ltd.	49	479
		154,374
Germany 6.7%
Adidas AG - Class N	26	4,530
Allianz SE	59	11,270
Aroundtown SA	145	463
BASF SE - Class N	132	5,772
Bayer AG - Class N	143	8,521
Bayerische Motoren Werke AG	48	3,676
Beiersdorf AG	14	1,445
Brenntag AG - Class N	22	1,456
Carl Zeiss Meditec AG	5	634
Continental AG	16	1,086
Covestro AG (c)	28	960
Daimler AG - Class N	120	6,966
Daimler Truck Holding AG (a)	71	1,862
Delivery Hero SE (a) (c)	27	1,009
Deutsche Bank Aktiengesellschaft - Class N	301	2,631
Deutsche Boerse AG - Class N	27	4,529
Deutsche Lufthansa AG (a)	86	506
Deutsche Post AG - Class N	142	5,336
Deutsche Telekom AG - Class N	490	9,730
Dresdner Bank AG (a)	148	1,036
DW Property Invest GmbH	6	130
E.ON SE - Class N	317	2,669
Evonik Industries AG	29	613
Fresenius Medical Care AG & Co. KGaA	28	1,400
Fresenius SE & Co. KGaA	58	1,767
GEA Group AG	22	767
Hannover Rueck SE - Class N	8	1,215
HeidelbergCement AG	20	968
Henkel AG & Co. KGaA	15	910
Infineon Technologies AG - Class N	189	4,590
Kion Group AG	10	403
Merck KGaA	18	3,109
MTU Aero Engines AG - Class N	8	1,398
Muenchener Rueckversicherungs AG - Class N	20	4,732
Puma SE	14	924
RWE AG	98	3,633
SAP SE	157	14,278
Siemens AG - Class N	115	11,656
Siemens Energy AG	55	806
Siemens Healthineers AG (c)	40	2,044
Symrise AG	19	2,037
Talanx Aktiengesellschaft	7	266
Telefonica Deutschland Holding AG	139	398
TUI AG - Class N (a) (c)	124	201
Uniper SE	14	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Vonovia SE	112	3,460
Zalando SE (a) (c)	28	729
		138,723
Netherlands 6.0%
Adyen B.V. (a) (c)	4	6,458
Aegon NV	202	874
Airbus SE	88	8,604
Akzo Nobel N.V.	26	1,733
argenx SE (a)	8	3,029
ASM International N.V.	6	1,396
ASML Holding	58	27,734
CNH Industrial N.V.	145	1,678
HAL Trust	13	1,670
Heineken Holding N.V.	15	1,099
Heineken NV	34	3,141
ING Groep N.V.	562	5,572
JDE Peet's N.V.	10	275
Koninklijke Ahold Delhaize N.V.	148	3,872
Koninklijke DSM N.V.	25	3,661
Koninklijke KPN N.V.	487	1,734
Koninklijke Philips N.V. (b)	127	2,737
NN Group N.V. (b)	46	2,096
Prosus N.V.	126	8,239
Randstad NV	17	815
Shell PLC - Class A	1,104	28,500
Unibail-Rodamco SE	17	887
Universal Music Group N.V.	191	3,842
Wolters Kluwer NV - Class C	38	3,679
		123,325
Sweden 3.3%
AB Sagax - Class B	24	446
Aktiebolaget Electrolux - Class B	38	512
Aktiebolaget Industrivarden - Class A	28	623
Aktiebolaget Industrivarden - Class C	25	562
Aktiebolaget SKF - Class A	2	39
Aktiebolaget SKF - Class B	54	791
Aktiebolaget Volvo - Class A	28	457
Aktiebolaget Volvo - Class B	228	3,544
Alfa Laval AB	45	1,081
Assa Abloy AB - Class B	140	2,988
Atlas Copco Aktiebolag - Class A	368	3,444
Atlas Copco Aktiebolag - Class B	227	1,903
Axfood Aktiebolag	16	458
Boliden AB	41	1,301
Castellum AB (b)	41	528
Deca Games Holding AB - Class B (a) (b)	109	830
Epiroc Aktiebolag - Class A	89	1,379
Epiroc Aktiebolag - Class B	59	792
EQT AB (b) (c)	38	768
Ericsson - Class A (b)	8	61
Essity Aktiebolag (publ) - Class A	3	91
Essity Aktiebolag (publ) - Class B	86	2,256
Evolution Gaming Group AB (publ) (c)	26	2,353
Fabege AB	41	389
Fastighets AB Balder - Class B (a)	91	437
G&L Beijer Ref AB - Class B	36	490
Getinge AB - Class B	33	757
Hennes & Mauritz AB - Class B (b)	109	1,306
Hexagon Aktiebolag - Class B	298	3,094
Holmen Aktiebolag - Class B	14	566
Husqvarna Aktiebolag - Class B	62	457
Indutrade Aktiebolag	35	644
Intrum AB	10	188
Investmentaktiebolaget Latour - Class B	17	338
Investor Aktiebolag - Class A (b)	78	1,409
Investor Aktiebolag - Class B	263	4,324
Kinnevik AB - Class B (a)	34	554
L E Lundbergforetagen AB - Class B	9	357
Lifco Ab (Publ) - Class B	27	431
Lundin Energy AB (a) (b) (d)	29	1,118
Lundin Petroleum AB (b)	29	20
NIBE Industrier AB - Class B	207	1,553
Nordnet AB	16	215
Saab AB - Class B	12	516
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	161	269
Sandvik AB	160	2,595
Securitas AB - Class B	48	417
Sinch AB (publ) (a) (c)	98	319
Skandinaviska Enskilda Banken AB - Class A	234	2,296
Skanska AB - Class B	57	878
SSAB AB - Class A	31	134
SSAB AB - Class B	95	393
Storskogen Group AB (publ)	143	203
Svenska Cellulosa Aktiebolaget SCA - Class A	4	55
Svenska Cellulosa Aktiebolaget SCA - Class B	89	1,338
Svenska Handelsbanken AB - Class A	216	1,845
Svenska Handelsbanken AB - Class B	6	58
Swedbank AB - Class A	135	1,702
Swedish Match AB	232	2,364
Tele2 AB - Class B	75	855
Telefonaktiebolaget LM Ericsson - Class B	415	3,097
Telia Co. AB	368	1,407
Trelleborg AB - Class B	36	737
Vitrolife AB	9	212
Volvo Car AB - Class B (a) (b)	77	511
		68,055
Hong Kong 3.0%
AIA Group Limited	1,735	18,838
Budweiser Brewing Company APAC Limited (c)	246	737
CK Asset Holdings Limited	285	2,020
CK Hutchison Holdings Limited	385	2,628
CK Infrastructure Holdings Limited	84	516
CLP Holdings Ltd.	242	2,007
Dairy Farm International Holdings Ltd.	38	112
ESR Cayman Limited (a) (c)	378	1,020
Galaxy Entertainment Group Ltd.	296	1,769
Hang Lung Properties Ltd.	277	526
Hang Seng Bank Ltd.	102	1,799
Henderson Land Development Co. Ltd.	170	636
HK Electric Investments Limited	319	293
HKT Trust	546	734
Hong Kong & China Gas Co. Ltd.	1,497	1,614
Hong Kong Exchanges & Clearing Ltd.	171	8,436
Jardine Matheson Holdings Ltd.	38	1,978
Link Real Estate Investment Trust	302	2,464
MTR Corp.	231	1,208
New World Development Company Limited	214	767
Power Assets Holdings Ltd.	215	1,354
Sands China Ltd. (a)	362	878
Sino Land Co.	449	665
Sun Hung Kai Properties Ltd.	224	2,642
Swire Pacific Limited - Class B	115	115
Swire Pacific Ltd. - Class A	72	429
Swire Properties Limited	146	362
Techtronic Industries Company Limited	243	2,537
WH Group Limited (c)	1,051	823
Wharf Holdings Ltd.	198	721
Wharf Real Estate Investment Company Limited	229	1,094
		61,722
Denmark 2.6%
A P Moller - Maersk A/S - Class A	—	1,035
A P Moller - Maersk A/S - Class B	1	2,032
Carlsberg A/S - Class B	14	1,852
Chr. Hansen Holding A/S	15	1,133
Coloplast A/S - Class B	17	1,981
Danske Bank A/S	98	1,386
Demant A/S (a)	12	458
DSV Panalpina A/S	30	4,257
Genmab A/S (a)	9	2,965
Novo Nordisk A/S - Class B	233	25,923
Novozymes A/S - Class B	30	1,812
Orsted A/S (c)	26	2,788
Pandora A/S	14	911
Tryg A/S	52	1,164
Vestas Wind Systems A/S	148	3,132
		52,829

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Spain 2.5%
Acciona,S.A.	3	592
ACS, Actividades de Construccion y Servicios, S.A.	34	837
AENA, S.M.E., S.A. (a) (c)	11	1,394
Amadeus IT Group SA (a) (c)	64	3,548
Banco Bilbao Vizcaya Argentaria, S.A.	953	4,323
Banco Santander, S.A.	2,497	7,048
CaixaBank, S.A.	611	2,127
Cellnex Telecom, S.A. (c)	81	3,134
Corporacion Acciona Energias Renovables, S.A.	8	312
Enagas SA (b)	36	797
Endesa SA (b)	48	898
Ferrovial, S.A.	72	1,833
Grifols, S.A.	44	831
Iberdrola, Sociedad Anonima	840	8,706
Industria de Diseno Textil, S.A.	159	3,605
MAPFRE, S.A.	128	227
Naturgy Energy Group SA	46	1,333
Red Electrica Corporacion, S.A. (b)	65	1,220
Repsol SA (b)	204	3,002
Siemens Gamesa Renewable Energy, S.A.	34	635
Telefonica SA	812	4,137
		50,539
Italy 2.0%
A2A SpA	237	302
Amplifon S.p.A	12	354
Assicurazioni Generali SpA	176	2,806
Atlantia SpA	72	1,698
Banca Mediolanum SpA	32	211
Banco BPM Societa' Per Azioni	229	653
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	15	245
Davide Campari-Milano S.p.A.	72	762
DiaSorin S.p.A.	3	353
Enel SpA	1,108	6,072
ENI SpA	359	4,267
Exor Nederland N.V.	17	1,061
Ferrari N.V.	18	3,335
Finecobank Banca Fineco SPA	91	1,093
Hera S.p.A.	120	346
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	468
Intesa Sanpaolo SpA	2,452	4,582
Leonardo S.p.A.	61	629
Mediobanca SpA	99	858
Moncler S.p.A.	30	1,279
Nexi S.p.A. (a)	111	920
Pirelli & C. S.p.A. (c)	67	273
Poste Italiane - Societa' Per Azioni (c)	69	642
Prysmian S.p.A.	38	1,051
Recordati Industria Chimica E Farmaceutica S.p.A.	15	654
Snam Rete Gas SpA	301	1,579
Telecom Italia SpA	1,506	393
Terna – Rete Elettrica Nazionale S.p.A.	210	1,649
UniCredit S.p.A.	317	3,023
UnipolSai Assicurazioni S.p.A.	58	139
		41,697
Singapore 1.3%
Ascendas REIT	475	975
Capitaland Investment Limited	373	1,028
CapitaMall Trust	737	1,151
City Developments Ltd.	69	408
DBS Group Holdings Ltd.	257	5,508
Frasers Property Ltd.	66	50
Genting Singapore Limited	797	413
Great Eastern Holdings Limited	7	102
Jardine Cycle & Carriage Ltd.	13	263
Keppel Corporation Limited	215	1,002
Mapletree Commercial Trust Management Ltd. (c)	305	403
Olam Group Limited (a)	88	97
Oversea-Chinese Banking Corporation Limited	577	4,738
Singapore Airlines Ltd. (a)	197	725
Singapore Airport Terminal Services Ltd. (a)	88	246
Singapore Exchange Ltd.	123	837
Singapore Technologies Engineering Ltd.	224	659
Singapore Telecommunications Limited	1,033	1,882
United Overseas Bank Ltd.	220	4,153
UOL Group Ltd.	65	346
Venture Corp. Ltd.	41	490
Wilmar International Limited	426	1,239
		26,715
Finland 1.3%
Elisa Oyj	20	1,123
Fortum Oyj	65	975
Huhtamaki Oyj	14	574
Kesko Oyj - Class A	14	310
Kesko Oyj - Class B	39	920
Kone Corporation	57	2,721
Neste Oyj	63	2,777
Nokia Oyj	767	3,557
Nordea Bank ABP	479	4,217
Orion Oyj - Class A	3	138
Orion Oyj - Class B	16	714
Outotec Oyj	96	719
Sampo Oyj - Class A	73	3,199
Stora Enso Oyj - Class R	92	1,433
UPM-Kymmene Oyj	78	2,360
Wartsila Oyj	73	565
		26,302
Belgium 0.9%
Ackermans	3	508
ageas SA/NV	25	1,102
Anheuser-Busch InBev	124	6,658
Azelis Group	9	200
Colruyt SA	9	255
D'ieteren	3	503
Elia Group	5	716
Groupe Bruxelles Lambert SA	15	1,218
KBC Groep NV	49	2,763
Proximus	23	334
Sofina	2	483
Solvay SA	11	886
Telenet Group Holding	6	130
UCB SA	17	1,469
Umicore	30	1,042
Warehouses De Pauw	20	638
		18,905
Norway 0.9%
Aker ASA (b)	16	562
Aker ASA	3	238
DNB Bank ASA	132	2,366
Equinor ASA	157	5,481
Gjensidige Forsikring ASA	29	577
Kongsberg Gruppen ASA	14	493
Leroy Seafood Group ASA	43	304
Mowi ASA	63	1,425
Norsk Hydro ASA	188	1,057
Orkla ASA	111	888
SalMar ASA	8	574
Schibsted ASA - Class A	10	187
Schibsted ASA - Class B	14	220
Storebrand ASA	71	505
Telenor ASA	96	1,275
TOMRA Systems ASA	34	626
Var Energi ASA	51	199
Yara International ASA	23	977
		17,954
Ireland 0.6%
CRH Plc	110	3,807
Flutter Entertainment Public Limited Company (a)	22	2,261
James Hardie Industries Public Limited Company - CDI	66	1,451
Kerry Group Plc	22	2,085
Kingspan Group Plc	23	1,382
Smurfit Kappa Funding Designated Activity Company	37	1,253
		12,239

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Israel 0.5%
Azrieli Group Ltd.	5	351
Bank Hapoalim BM	167	1,399
Bank Leumi Le-Israel BM	208	1,846
Bezeq Israeli Telecommunication Corp. Ltd.	270	419
Elbit Systems Ltd.	4	858
Israel Chemicals Ltd.	100	906
Israel Discount Bank Ltd.	174	906
Mizrahi Tefahot Bank Ltd.	21	680
Nice Ltd. (a)	9	1,799
Teva Pharmaceutical Industries Ltd (a)	156	1,177
		10,341
Austria 0.2%
Andritz AG	11	434
BAWAG Group AG (c)	11	442
Erste Group Bank AG	48	1,200
EVN AG	5	100
OMV AG	22	1,015
Raiffeisen Bank International AG	19	200
Strabag SE	2	72
Telekom Austria Aktiengesellschaft	18	118
Verbund AG	10	1,000
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	103
Voestalpine AG	16	333
		5,017
Poland 0.2%
"Dino Polska" Spolka Akcyjna (a) (c)	7	491
Allegro.eu SA (a) (c)	52	277
Bank Pekao SA	22	404
Cyfrowy Polsat S.A.	39	183
ING Bank Slaski S.A.	3	102
KGHM Polska Miedz SA	18	482
LPP SA	—	322
PGE Polska Grupa Energetyczna S.A. (a)	115	275
Polski Koncern Naftowy Orlen S.A.	38	587
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	179	228
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	119	744
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	500
Santander Bank Polska SA	5	252
		4,847
New Zealand 0.2%
Auckland International Airport Limited (a)	179	801
Contact Energy Limited	115	524
Fisher & Paykel Healthcare Corp.	79	978
Fletcher Building Ltd.	125	393
Mercury NZ Limited	86	304
Meridian Energy Limited	181	529
Ryman Healthcare Ltd. (b)	63	350
Spark New Zealand Ltd.	279	837
		4,716
Luxembourg 0.2%
ArcelorMittal	92	2,080
Eurofins Scientific SE	18	1,438
RTL Group SA	5	203
Tenaris SA	62	803
		4,524
Portugal 0.2%
Banco Espirito Santo SA (a) (d)	413	—
EDP Renovaveis, S.A.	37	870
Energias de Portugal SA	415	1,942
Galp Energia, SGPS, S.A.	68	799
Jeronimo Martins, SGPS, S.A.	39	847
		4,458
China 0.2%
Wuxi Biologics Cayman Inc (a) (c)	472	4,331
United States of America 0.1%
Carnival Plc (a)	23	180
Qiagen N.V. (a)	33	1,549
		1,729
Chile 0.0%
Antofagasta PLC	52	725
United Arab Emirates 0.0%
Mediclinic International PLC	63	349
NMC Health PLC (d)	12	—
Mexico 0.0%
Fresnillo PLC	24	225
Bermuda 0.0%
Autostore Holdings Ltd (a) (b) (c)	128	181
Malta 0.0%
BGP Holdings PLC (a) (d)	479	—
Total Common Stocks (cost $2,042,921)		2,000,207
PREFERRED STOCKS 2.2%
Switzerland 1.8%
Lindt & Spruengli AG	—	1,577
Roche Holding AG	101	33,621
Schindler Holding AG	6	1,066
		36,264
Germany 0.4%
Bayerische Motoren Werke AG	8	569
Henkel AG & Co. KGaA (f)	26	1,590
Porsche Automobil Holding SE (f)	22	1,464
Sartorius AG	3	1,205
Volkswagen AG (f)	26	3,518
		8,346
Spain 0.0%
Grifols, S.A.	39	466
Italy 0.0%
Telecom Italia SpA	883	220
Total Preferred Stocks (cost $41,988)		45,296
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 1.41% (e) (g)	13,041	13,041
Investment Companies 0.3%
JNL Government Money Market Fund, 1.02% (e) (g)	6,780	6,780
Total Short Term Investments (cost $19,821)		19,821
Total Investments 99.8% (cost $2,104,730)		2,065,324
Other Derivative Instruments (0.0)%		(509)
Other Assets and Liabilities, Net 0.2%		4,309
Total Net Assets 100.0%		2,069,124

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,593	157	—	49	—	(1,871)	4,879	0.2

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	496	491	—
Adevinta ASA - Class B	04/26/21	902	424	—
Adyen B.V.	04/26/21	8,271	6,458	0.3
AENA, S.M.E., S.A.	04/26/21	1,488	1,394	0.1
Allegro.eu SA	06/18/21	833	277	—
Amadeus IT Group SA	04/26/21	3,277	3,548	0.2
Amundi	04/26/21	795	499	—
Autostore Holdings Ltd	12/17/21	480	181	—
Avast PLC	12/17/21	770	593	—
BAWAG Group AG	04/26/21	535	442	—
Budweiser Brewing Company APAC Limited	04/26/21	911	737	—
Cellnex Telecom, S.A.	04/26/21	3,763	3,134	0.2
Convatec Group PLC	04/26/21	696	661	—
Covestro AG	04/26/21	2,060	960	0.1
Delivery Hero SE	04/26/21	2,650	1,009	0.1
EQT AB	04/26/21	930	768	0.1
ESR Cayman Limited	04/26/21	1,205	1,020	0.1
Evolution Gaming Group AB (publ)	04/26/21	2,693	2,353	0.1
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	515	468	—
Mapletree Commercial Trust Management Ltd.	04/26/21	531	403	—
Orsted A/S	04/26/21	2,094	2,788	0.1
Pepco Group N.V.	12/17/21	79	55	—
Pirelli & C. S.p.A.	04/26/21	399	273	—
Poste Italiane - Societa' Per Azioni	04/26/21	606	642	—
Siemens Healthineers AG	06/18/21	2,386	2,044	0.1
Sinch AB (publ)	06/18/21	1,430	319	—
TUI AG - Class N	04/26/21	562	201	—
WH Group Limited	04/26/21	900	823	0.1
Worldline	04/26/21	2,666	1,320	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,407	4,331	0.2
Zalando SE	04/26/21	1,995	729	—
		52,325	39,345	1.9

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	181	September 2022	EUR	6,324	(110)	(99)
FTSE 100 Index	30	September 2022	GBP	2,137	(50)	(1)
S&P/ASX 200 Index	18	September 2022	AUD	2,919	(42)	(8)
TOPIX Index	38	September 2022	JPY	722,262	(41)	(86)
					(243)	(194)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/21/22	AUD	3,661	2,529	(110)
EUR/USD	HSB	09/21/22	EUR	5,567	5,867	(138)
GBP/USD	HSB	09/21/22	GBP	669	816	(24)
USD/JPY	BMO	09/21/22	JPY	(75,966)	(563)	6
					8,649	(266)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	1,738	1,997,247	1,222	2,000,207
Preferred Stocks	45,296	—	—	45,296
Short Term Investments	19,821	—	—	19,821
	66,855	1,997,247	1,222	2,065,324
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	6	—	6
	—	6	—	6
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(194)	—	—	(194)
Open Forward Foreign Currency Contracts	—	(272)	—	(272)
	(194)	(272)	—	(466)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.4%
Industrials 16.9%
Acuity Brands, Inc.	53	8,105
AECOM	214	13,987
AGCO Corporation	93	9,130
ASGN Incorporated (a)	77	6,916
Avis Budget Group, Inc. (a)	52	7,649
Axone Intelligence Inc. (a)	108	10,070
Brink's Co.	70	4,260
Builders FirstSource, Inc. (a)	262	14,057
Carlisle Cos. Inc.	78	18,635
Chart Industries, Inc. (a)	54	9,101
Clean Harbors Inc. (a)	75	6,616
Crane Holdings, Co.	73	6,392
Curtiss-Wright Corp.	58	7,673
Donaldson Co. Inc.	185	8,903
Dycom Industries, Inc. (a)	45	4,228
EMCOR Group, Inc.	78	7,996
EnerSys	62	3,633
ESAB Corporation	68	2,988
Flowserve Corporation	198	5,659
Fluor Corp. (a)	214	5,200
FTI Consulting Inc. (a)	52	9,383
GATX Corporation	54	5,062
Graco Inc.	256	15,222
GXO Logistics Inc. (a)	149	6,452
Herman Miller Inc.	114	2,992
Hexcel Corp.	126	6,614
Hubbell Inc.	81	14,473
IAA Spinco Inc. (a)	202	6,606
Insperity, Inc.	54	5,390
ITT Industries Holdings, Inc.	126	8,491
JetBlue Airways Corporation (a)	476	3,983
Kennametal Inc.	127	2,939
Kirby Corp. (a)	90	5,473
Knight-Swift Transportation Holdings Inc. - Class A	247	11,420
Landstar System Inc.	56	8,127
Lennox International Inc.	50	10,313
Lincoln Electric Holdings Inc.	88	10,842
ManpowerGroup Inc.	80	6,098
MasTec Inc. (a)	86	6,156
Mercury Systems Inc. (a)	86	5,512
Middleby Corp. (a)	82	10,336
MSA Safety Inc.	55	6,690
MSC Industrial Direct Co. - Class A	71	5,337
Nvent Electric Public Limited Company	254	7,959
Oshkosh Corp.	99	8,150
Owens Corning Inc.	147	10,936
Regal-Beloit Corp.	102	11,624
Ryder System, Inc.	77	5,505
Saia, Inc. (a)	40	7,464
Simpson Manufacturing Co. Inc.	65	6,585
Stericycle Inc. (a)	139	6,108
SunRun Inc. (a)	322	7,514
Terex Corp.	104	2,836
Tetra Tech, Inc.	81	11,079
Timken Co.	101	5,368
Toro Co.	159	12,018
Trex Company, Inc. (a)	173	9,398
Univar Solutions Inc. (a)	256	6,355
Valmont Industries Inc.	32	7,123
Vicor Corp. (a)	32	1,774
Watsco Inc.	50	11,895
Watts Water Technologies Inc. - Class A	41	5,090
Werner Enterprises Inc.	91	3,514
Woodward Governor Co.	93	8,584
XPO Logistics, Inc. (a)	149	7,174
		499,162
Financials 14.8%
Affiliated Managers Group, Inc.	59	6,860
Alleghany Corporation (a)	20	16,976
American Financial Group, Inc.	101	14,043
Associated Banc-Corp	227	4,146
Bank of Hawaii Corporation	60	4,472
Bank OZK	175	6,558
Brighthouse Financial, Inc. (a)	113	4,639
Cadence Bank	280	6,582
Cathay General Bancorp	116	4,542
CNO Financial Group, Inc.	177	3,198
Commerce Bancshares Inc.	167	10,967
Cullen/Frost Bankers Inc.	86	10,003
East West Bancorp, Inc.	214	13,899
Essent Group Ltd.	165	6,407
Evercore Inc. - Class A	61	5,714
Federated Investors, Inc. - Class B	140	4,444
First American Financial Corporation	163	8,625
First Financial Bankshares, Inc.	194	7,613
First Horizon National Corporation	811	17,724
FirstCash Holdings, Inc.	60	4,193
FNB Corp.	511	5,545
Fulton Financial Corp.	244	3,526
Glacier Bancorp, Inc.	163	7,710
Hancock Whitney Co.	130	5,756
Hanover Insurance Group Inc.	54	7,865
Home BancShares, Inc.	280	5,812
Interactive Brokers Group, Inc. - Class A	132	7,272
International Bancshares Corporation	80	3,219
Janus Henderson Group PLC	255	5,997
Jefferies Financial Group Inc.	292	8,056
Kemper Corp.	89	4,282
Kinsale Capital Group, Inc.	32	7,444
Mercury General Corp.	40	1,767
MGIC Investment Corp.	471	5,929
Navient Corporation	219	3,065
New York Community Bancorp Inc. - Series A (b)	703	6,415
Old National Bancorp	443	6,556
Old Republic International Corp.	430	9,615
PacWest Bancorp	181	4,823
Pinnacle Financial Partners, Inc.	115	8,328
Primerica, Inc.	59	7,085
Prosperity Bancshares Inc.	140	9,524
Reinsurance Group of America, Incorporated	101	11,849
RenaissanceRe Holdings Ltd	67	10,429
RLI Corp.	60	7,027
SEI Investments Co.	159	8,599
Selective Insurance Group Inc.	90	7,857
SLM Corporation	409	6,514
Stifel Financial Corp.	161	9,016
Synovus Financial Corp.	219	7,896
Texas Capital Bancshares, Inc. (a)	76	4,009
UMB Financial Corp.	65	5,557
Umpqua Holdings Corp.	328	5,504
United Bankshares Inc.	204	7,164
Unum Group	303	10,308
Valley National Bancorp	632	6,575
Voya Financial, Inc.	154	9,184
Washington Federal Inc.	97	2,915
Webster Financial Corp.	271	11,428
Wintrust Financial Corporation	90	7,206
		436,233
Information Technology 14.4%
ACI Worldwide, Inc. (a)	178	4,616
ADS Alliance Data Systems, Inc.	76	2,799
Amkor Technology, Inc.	151	2,563
Arrow Electronics, Inc. (a)	100	11,171
Avnet, Inc.	149	6,408
Belden Inc.	68	3,649
Blackbaud, Inc. (a)	67	3,901
Brooks Automation Inc.	112	8,104
CACI International Inc. - Class A (a)	35	9,894
Calix, Inc. (a)	83	2,838
CDK Global, Inc.	177	9,711
Ciena Corp. (a)	230	10,494
Cirrus Logic Inc. (a)	86	6,265
CMC Materials, Inc	43	7,558
Cognex Corp.	262	11,158

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Coherent Inc. (a)	37	9,913
CommVault Systems Inc. (a)	68	4,298
Concentrix Corporation	65	8,877
Emersub CX, Inc. (a)	42	7,730
Envestnet, Inc. (a)	83	4,363
Euronet Worldwide Inc. (a)	77	7,741
Fair Isaac Corporation (a)	40	15,846
First Solar, Inc. (a)	149	10,156
Genpact Limited	258	10,911
II-VI Incorporated (a) (b)	160	8,136
IPG Photonics Corporation (a)	52	4,859
J2 Cloud Services, LLC (a)	73	5,439
Jabil Inc.	215	11,036
KBR, Inc.	212	10,254
Kyndryl Holdings, Inc. (a)	273	2,673
Lattice Semiconductor Corp. (a)	209	10,126
Littelfuse Inc.	37	9,461
Lumentum Holdings Inc. (a)	105	8,350
Manhattan Associates Inc. (a)	96	10,949
MAXIMUS Inc.	93	5,784
MKS Instruments, Inc.	84	8,600
National Instruments Corp.	199	6,217
NCR Corporation (a)	206	6,421
Paylocity Holding Corporation (a)	60	10,390
Power Integrations Inc.	89	6,711
Qualys, Inc. (a)	50	6,304
Sabre Corporation (a)	486	2,833
SailPoint Technologies Holdings, Inc. (a)	144	9,024
Science Applications International Corp.	86	7,966
Semtech Corp. (a)	97	5,341
Silicon Laboratories Inc. (a)	56	7,789
Sitime Corporation (a)	24	3,867
SunPower Corporation (a) (b)	125	1,973
Synaptics Incorporated (a)	59	7,005
SYNNEX Corporation	62	5,674
Teradata Corporation (a)	159	5,876
The Western Union Company	585	9,642
Universal Display Corporation	65	6,622
ViaSat, Inc. (a)	112	3,427
Vishay Intertechnology Inc.	202	3,598
Vontier Corporation	245	5,627
Wex, Inc. (a)	68	10,527
Wolfspeed, Inc. (a)	186	11,827
Xerox Holdings Corporation	187	2,772
		424,064
Consumer Discretionary 13.6%
Adient Public Limited Company (a)	144	4,253
American Eagle Outfitters, Inc. (b)	230	2,571
AutoNation, Inc. (a)	54	6,008
Boyd Gaming Corporation	120	5,987
Brunswick Corp.	116	7,582
Callaway Golf Co. (a)	177	3,618
Capri Holdings Limited (a)	222	9,090
Carter's Inc.	61	4,288
Choice Hotels International Inc.	49	5,479
Churchill Downs Inc.	52	9,945
Columbia Sportswear Co.	52	3,708
Cracker Barrel Old Country Store, Inc.	36	2,985
Crocs Inc. (a)	93	4,529
Dana Holding Corp.	217	3,060
Deckers Outdoor Corp. (a)	41	10,462
Dick's Sporting Goods Inc. (b)	88	6,632
Five Below, Inc. (a)	85	9,592
Foot Locker, Inc.	125	3,148
Fox Factory Holding Corp. (a)	64	5,149
GameStop Corp. - Class A (a) (b)	93	11,425
Gap Inc.	318	2,624
Gentex Corp.	357	9,973
Graham Holdings Co. - Class B	6	3,337
Grand Canyon Education, Inc. (a)	50	4,665
H & R Block, Inc.	241	8,519
Hanesbrands Inc.	529	5,441
Harley-Davidson, Inc.	224	7,087
Helen of Troy Ltd (a)	36	5,907
KB Home	127	3,629
Kohl's Corporation	195	6,948
Lear Corporation	90	11,350
Leggett & Platt Inc.	202	6,973
Lithia Motors Inc. - Class A	44	12,045
Macy's, Inc.	431	7,896
Marriott Vacations Worldwide Corporation	63	7,326
Mattel, Inc. (a)	529	11,822
Murphy USA Inc.	34	7,824
Nordstrom Inc. (b)	168	3,554
Ollie's Bargain Outlet Holdings Inc. (a)	90	5,293
Papa John's International Inc.	49	4,076
Polaris Industries Inc.	85	8,474
RH (a)	27	5,679
Scientific Games Corporation (a)	145	6,812
Service Corp. International	241	16,639
Six Flags Operations Inc.	118	2,550
Skechers U.S.A. Inc. - Class A (a)	205	7,281
Taylor Morrison Home II Corporation - Class A (a)	179	4,173
Tempur Sealy International, Inc.	267	5,710
Texas Roadhouse Inc. - Class A	103	7,533
The Goodyear Tire & Rubber Company (a)	421	4,505
The Wendy's Company	266	5,014
Thor Industries Inc.	84	6,251
Toll Brothers Inc.	169	7,558
TopBuild Corp. (a)	50	8,338
Travel + Leisure Co.	130	5,041
Under Armour Inc. - Class A (a)	306	2,548
Under Armour Inc. - Class C (a)	281	2,133
Victoria's Secret & Co. (a)	103	2,886
Visteon Corporation (a)	42	4,315
Williams-Sonoma Inc.	106	11,769
Wingstop Inc.	44	3,324
Wyndham Hotels & Resorts, Inc.	140	9,231
YETI Holdings, Inc. (a)	133	5,744
		399,308
Health Care 9.9%
Acadia Healthcare Company, Inc. (a)	136	9,169
Amedisys, Inc. (a)	49	5,175
Arrowhead Pharmaceuticals Inc (a)	158	5,578
Bruker Corp.	152	9,566
Chemed Corporation	23	10,696
Coronado Topco, Inc. (a)	76	7,358
Encompass Health Corporation	150	8,415
Enovis Corporation (a) (b)	71	3,918
Envista Holdings Corporation (a)	244	9,393
Exelixis, Inc. (a)	486	10,125
Globus Medical Inc. - Class A (a)	119	6,704
Haemonetics Corp. (a)	77	5,028
Halozyme Therapeutics, Inc. (a)	208	9,160
HealthEquity, Inc. (a)	129	7,913
ICU Medical, Inc. (a)	30	4,972
Inari Medical, Inc. (a)	52	3,532
Integra LifeSciences Holdings Corp. (a)	110	5,938
Jazz Pharmaceuticals Public Limited Company (a)	95	14,759
LHC Group, Inc. (a)	47	7,352
LivaNova PLC (a)	80	5,013
Masimo Corp. (a)	77	10,037
Medpace Holdings, Inc. (a)	41	6,160
Neogen Corp. (a)	161	3,881
Neurocrine Biosciences, Inc. (a)	145	14,105
NuVasive Inc. (a)	78	3,843
Option Care Health, Inc. (a)	210	5,846
Patterson Cos. Inc.	129	3,921
Penumbra, Inc. (a)	54	6,776
Perrigo Company Public Limited Company	202	8,204
Progyny, Inc. (a)	105	3,041
R1 RCM Inc. (a)	202	4,230
Repligen Corporation (a)	78	12,588
Shockwave Medical, Inc. (a)	54	10,297
Sotera Health LLC (a)	145	2,839
Staar Surgical Co. (a)	72	5,106
Syneos Health, Inc. - Class A (a)	156	11,215
Tandem Diabetes Care Inc. (a)	96	5,658
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Tenet Healthcare Corporation (a)	164	8,634
United Therapeutics Corporation (a)	69	16,212
		292,357
Real Estate 9.2%
American Campus Communities, Inc.	210	13,553
Apartment Income REIT Corp.	240	9,970
Brixmor Property Group Inc.	449	9,074
Corporate Office Properties Trust	170	4,454
Cousins Properties Incorporated	222	6,488
Douglas Emmett, Inc.	265	5,930
EastGroup Properties Inc.	63	9,781
EPR Properties	112	5,256
First Industrial Realty Trust, Inc.	201	9,527
Healthcare Realty Trust Inc.	231	6,271
Highwoods Properties Inc.	158	5,406
Hudson Pacific Properties Inc.	219	3,250
Independence Realty Trust, Inc.	332	6,879
JBG Smith Properties	169	4,005
Jones Lang LaSalle Incorporated (a)	74	12,985
Kilroy Realty Corporation	158	8,287
Kite Realty Naperville, LLC	327	5,654
Lamar Advertising Co. - Class A	131	11,518
Life Storage Inc.	128	14,288
Macerich Co.	321	2,797
Medical Properties Trust, Inc.	912	13,922
National Retail Properties, Inc.	265	11,410
National Storage Affiliates Trust	129	6,446
Omega Healthcare Investors, Inc.	360	10,146
Park Hotels & Resorts Inc.	353	4,794
Pebblebrook Hotel Trust	198	3,278
Physicians Realty Trust	343	5,978
PotlatchDeltic Corp.	104	4,609
PS Business Parks, Inc.	30	5,700
Rayonier Inc.	220	8,219
Rexford Industrial Realty, Inc.	251	14,441
Sabra Health Care REIT, Inc.	347	4,853
SL Green Realty Corp.	98	4,511
Spirit Realty Capital, Inc.	204	7,718
STORE Capital Corp.	387	10,082
		271,480
Materials 6.9%
Alcoa Corporation	281	12,831
AptarGroup, Inc.	99	10,191
Ashland Global Holdings Inc.	77	7,966
Avient Corporation	139	5,555
Cabot Corp.	86	5,478
Cleveland-Cliffs Inc. (a)	721	11,086
Commercial Metals Co.	184	6,082
Eagle Materials Inc.	60	6,627
Greif Inc. - Class A	40	2,494
Ingevity Corporation (a)	58	3,675
Louisiana-Pacific Corp.	124	6,519
Minerals Technologies Inc.	50	3,075
NewMarket Corp.	10	3,144
Olin Corporation	210	9,703
Reliance Steel & Aluminum Co.	93	15,873
Royal Gold Inc.	99	10,558
RPM International Inc.	195	15,333
Scotts Miracle-Gro Co.	61	4,817
Sensient Technologies Corporation	62	5,034
Silgan Holdings Inc.	127	5,251
Sonoco Products Co.	148	8,464
Steel Dynamics Inc.	272	18,002
The Chemours Company	236	7,548
United States Steel Corporation	392	7,028
Valvoline, Inc.	270	7,785
Worthington Industries Inc.	50	2,189
		202,308
Utilities 4.4%
ALLETE, Inc.	87	5,108
Black Hills Corporation	96	7,006
Essential Utilities, Inc.	353	16,176
Hawaiian Electric Industries Inc.	164	6,709
IDACORP Inc.	76	8,077
MDU Resources Group Inc.	308	8,312
National Fuel Gas Company	138	9,107
New Jersey Resources Corp.	144	6,394
NorthWestern Corp.	83	4,900
OGE Energy Corp.	302	11,660
One Gas, Inc.	81	6,570
PNM Resources, Inc.	129	6,183
Portland General Electric Co.	132	6,368
Southwest Gas Corp.	102	8,850
Spire, Inc.	78	5,822
UGI Corp.	317	12,227
		129,469
Consumer Staples 4.0%
Bellring Intermediate Holdings, Inc. (a) (b)	167	4,164
BJ's Wholesale Club Holdings, Inc. (a)	204	12,715
Boston Beer Co. Inc. - Class A (a)	14	4,244
Casey's General Stores Inc.	56	10,351
Coty Inc. - Class A (a)	515	4,124
Darling Ingredients Inc. (a)	244	14,596
Energizer Holdings, Inc.	99	2,795
Flowers Foods Inc.	297	7,824
Grocery Outlet Holding Corp. (a)	131	5,593
Hain Celestial Group Inc. (a)	140	3,317
Ingredion Inc.	100	8,843
Lancaster Colony Corp.	30	3,805
Nu Skin Enterprises, Inc. - Class A	75	3,241
Performance Food Group, Inc. (a)	232	10,683
Pilgrim's Pride Corporation (a)	75	2,345
Post Holdings, Inc. (a)	85	6,962
Sanderson Farms Inc.	32	6,810
Sprouts Farmers Market, Inc. (a)	169	4,279
		116,691
Energy 3.9%
Antero Midstream Corporation	492	4,457
ChampionX Corporation	305	6,047
CNX Resources Corporation (a)	297	4,885
DT Midstream, Inc.	145	7,091
EQT Corporation	448	15,395
Equitrans Midstream Corp.	612	3,890
HF Sinclair Corporation	226	10,218
Matador Resources Co.	168	7,823
Murphy Oil Corporation	223	6,724
NOV Inc.	591	10,000
PDC Energy, Inc.	145	8,919
Range Resources Corporation (a)	392	9,692
Targa Resources Corp	345	20,596
		115,737
Communication Services 1.4%
Cable One, Inc.	7	9,666
Iridium Communications Inc. (a)	194	7,275
John Wiley & Sons Inc. - Class A	66	3,165
New York Times Co. - Class A	251	6,990
TEGNA Inc.	333	6,988
TripAdvisor Inc. (a)	149	2,655
World Wrestling Entertainment, Inc. - Class A	66	4,150
		40,889
Total Common Stocks (cost $3,570,772)		2,927,698
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (c) (d)	14,831	14,831
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	2,358	2,358
Total Short Term Investments (cost $17,189)		17,189
Total Investments 100.0% (cost $3,587,961)		2,944,887
Other Derivative Instruments (0.0)%		(171)
Other Assets and Liabilities, Net 0.0%		1,556
Total Net Assets 100.0%		2,946,272

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	86	September 2022	19,767	(171)	(262)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	2,927,698	—	—	2,927,698
Short Term Investments	17,189	—	—	17,189
	2,944,887	—	—	2,944,887
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(262)	—	—	(262)
	(262)	—	—	(262)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 98.6%
Financials 17.0%
Allegiance Bancshares, Inc.	50	1,901
Ambac Financial Group, Inc. (a)	120	1,358
American Equity Investment Life Holding Company	207	7,575
Ameris Bancorp	176	7,080
Amerisafe, Inc.	52	2,684
Assured Guaranty Ltd.	172	9,609
Axos Financial, Inc. (a)	143	5,130
B. Riley & Co., LLC (b)	44	1,858
Banc of California, Inc.	142	2,495
BancFirst Corporation	51	4,884
BankUnited, Inc.	219	7,788
Banner Corporation	91	5,136
Berkshire Hills Bancorp, Inc.	127	3,144
Blucora, Inc. (a)	127	2,339
Brightsphere Investment Group Inc.	87	1,567
Brookline Bancorp, Inc.	209	2,788
Capitol Federal Financial	343	3,146
Central Pacific Financial Corp.	73	1,572
City Holdings Co.	40	3,207
Columbia Banking System Inc.	210	6,004
Community Bank System Inc.	144	9,117
Customers Bancorp, Inc. (a)	81	2,762
CVB Financial Corp.	355	8,812
Dime Community Bancshares, Inc.	88	2,624
Donnelley Financial Solutions, Inc. (a)	75	2,194
Eagle Bancorp Inc.	86	4,062
eHealth, Inc. (a)	65	610
Ellington Financial Inc. (b)	150	2,205
Employer Holdings Inc.	74	3,083
Encore Capital Group, Inc. (a)	65	3,752
Enova International, Inc. (a)	87	2,520
EZCORP, Inc. - Class A (a)	141	1,062
FB Financial Corporation	95	3,715
First Bancorp.	93	3,255
First Bancorp.	529	6,827
First Commonwealth Financial Corporation	253	3,393
First Financial Bancorp.	252	4,887
First Hawaiian, Inc.	343	7,799
Flagstar Bancorp, Inc.	142	5,031
Franklin BSP Realty Trust, Inc. (b)	219	2,950
Genworth Financial, Inc. - Class A (a)	1,357	4,791
Granite Point Mortgage Trust Inc.	144	1,378
Green Dot Corporation - Class A (a)	146	3,674
Hanmi Financial Corp.	83	1,865
HCI Group, Inc. (b)	21	1,408
Heritage Financial Corporation	94	2,371
Hilltop Holdings Inc.	133	3,552
HomeStreet, Inc.	51	1,768
Hope Bancorp, Inc.	323	4,466
Horace Mann Educators Corp.	111	4,252
Independent Bank Corp.	125	9,957
Independent Bank Group, Inc.	97	6,605
Invesco Mortgage Capital Inc. (b)	86	1,258
James River Group, Inc.	101	2,502
Lakeland Financial Corp.	68	4,488
LendingTree, Inc. (a)	30	1,293
Meta Financial Group, Inc.	79	3,048
Mr. Cooper Group Inc. (a)	198	7,271
National Bank Holdings Corp. - Class A	80	3,045
NBT Bancorp Inc.	115	4,320
NMI Holdings Inc. - Class A (a)	232	3,869
Northfield Bancorp Inc.	115	1,494
Northwest Bancshares Inc.	339	4,337
OFG Bancorp	130	3,313
Pacific Premier Bancorp, Inc.	254	7,431
Palomar Holdings, Inc. (a)	65	4,156
Park National Corp.	38	4,661
Piper Jaffray Cos.	38	4,284
Preferred Bank	36	2,469
ProAssurance Corporation	146	3,448
Provident Financial Services, Inc.	202	4,486
Renasant Corporation	149	4,286
S&T Bancorp Inc.	104	2,846
Safety Insurance Group, Inc.	38	3,647
Seacoast Banking Corp. of Florida	162	5,344
SelectQuote, Inc. (a)	341	844
ServisFirst Bancshares, Inc.	130	10,295
Simmons First National Corp. - Class A	341	7,244
SiriusPoint Ltd (a)	227	1,230
Southside Bancshares, Inc.	86	3,213
Stewart Information Services Corp.	73	3,632
StoneX Group Inc. (a)	46	3,588
The Bancorp, Inc. (a)	152	2,974
The PRA Group, Inc. (a)	107	3,899
Tompkins Financial Corp.	32	2,281
Triumph Bancorp, Inc. (a)	64	4,008
Trupanion Inc. (a)	93	5,609
Trustco Bank Corp N Y	51	1,583
Trustmark Corp.	164	4,791
Two Harbors Investment Corp.	921	4,589
United Community Banks, Inc.	281	8,490
United Fire Group Inc.	57	1,944
Universal Insurance Holdings, Inc.	73	948
Veritex Holdings Inc.	142	4,157
Virtus Partners, Inc.	19	3,210
Walker & Dunlop, Inc.	81	7,817
Westamerica Bancorp	72	4,026
WisdomTree Investments, Inc. (b)	293	1,485
World Acceptance Corp. (a) (b)	10	1,109
WSFS Financial Corp.	174	6,966
		395,240
Industrials 15.4%
AAON, Inc.	112	6,110
AAR Corp. (a)	89	3,727
ABM Industries Incorporated	179	7,765
Aerojet Rocketdyne Holdings, Inc. (a)	200	8,126
AeroVironment, Inc. (a)	62	5,075
Alamo Group Inc.	27	3,144
Albany International Corp. - Class A	85	6,668
Allegiant Travel Company (a)	41	4,591
American Woodmark Corporation (a)	45	2,004
Apogee Enterprises, Inc.	60	2,371
Applied Industrial Technologies, Inc.	103	9,900
Arcbest Corporation	66	4,611
Arcosa, Inc.	129	6,006
Astec Industries, Inc.	61	2,477
Atlas Air Worldwide Holdings, Inc. (a)	70	4,314
AZZ Inc.	66	2,675
Barnes Group Inc.	124	3,872
Boise Cascade Company	106	6,310
Brady Corp. - Class A	129	6,072
CIRCOR International, Inc. (a)	55	909
Comfort Systems USA Inc.	96	8,009
Deluxe Corp.	116	2,507
DXP Enterprises Inc. (a)	46	1,398
Encore Wire Corp.	53	5,491
Enerpac Tool Group Corp. - Class A	162	3,074
EnPro Industries, Inc.	56	4,584
ESCO Technologies Inc.	70	4,761
Exponent, Inc.	139	12,699
Federal Signal Corporation	162	5,776
Forrester Research Inc. (a)	29	1,402
Forward Air Corp.	72	6,593
Franklin Electric Co. Inc.	104	7,637
Gibraltar Industries Inc. (a)	87	3,370
GMS Inc. (a)	115	5,137
Granite Construction Incorporated	121	3,533
Greenbrier Cos. Inc.	88	3,159
Griffon Corporation	128	3,588
Harsco Corporation (a)	217	1,545
Hawaiian Holdings, Inc. (a)	138	1,978
Heartland Express Inc.	122	1,698
Heidrick & Struggles International Inc.	53	1,714
Hillenbrand Inc.	192	7,878
HNI Corp.	114	3,944

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
HUB Group Inc. - Class A (a)	91	6,475
Insteel Industries, Inc.	52	1,748
Interface Inc. - Class A	159	1,991
John Bean Technologies Corp.	85	9,366
Kaman Corp.	75	2,331
KAR Auction Services, Inc. (a)	328	4,847
Kelly Services Inc. - Class A	93	1,844
Korn Ferry	144	8,383
Lindsay Corp.	30	3,932
Marten Transport Ltd.	158	2,660
Matson Intermodal - Paragon, Inc.	108	7,906
Matthews International Corp. - Class A	85	2,428
Meritor, Inc. (a)	189	6,859
Moog Inc. - Class A	78	6,166
Mueller Industries Inc.	152	8,105
MYR Group Inc. (a)	45	4,010
National Presto Industries Inc.	14	913
Now, Inc. (a)	299	2,920
NV5 Global, Inc. (a)	32	3,725
Patrick Industries, Inc.	58	3,027
PGT Innovations, Inc. (a)	159	2,639
Pitney Bowes Inc.	436	1,580
Powell Industries Inc.	23	546
Proto Labs Inc. (a)	73	3,504
Quanex Building Products Corp.	90	2,050
Resideo Technologies, Inc. (a)	389	7,563
Resources Connection, Inc.	82	1,663
SkyWest Inc. (a)	134	2,842
SPX Corp. (a)	122	6,444
Standex International Corp.	32	2,724
Tennant Co.	49	2,928
Titan International, Inc. (a)	136	2,057
Trinity Industries Inc.	184	4,467
Triumph Group Inc. (a)	174	2,312
TrueBlue, Inc. (a)	90	1,610
UFP Industries, Inc.	168	11,426
UniFirst Corp.	41	6,988
Veritiv Corp. (a)	37	4,051
Viad Corp (a)	54	1,490
Wabash National Corp.	131	1,782
		358,504
Information Technology 13.1%
3D Systems Corporation (a) (b)	344	3,334
8x8, Inc. (a)	321	1,655
A10 Networks, Inc.	157	2,251
ADTRAN, Inc.	130	2,286
Advanced Energy Industries, Inc.	101	7,342
Agilysys, Inc. (a)	52	2,478
Alarm.Com Holdings, Inc. (a)	124	7,685
Alpha and Omega Semiconductor Limited (a)	57	1,897
Arlo Technologies, Inc. (a)	232	1,454
Axcelis Technologies, Inc. (a)	88	4,852
Badger Meter, Inc.	79	6,370
Benchmark Electronics, Inc.	94	2,127
CalAmp Corp. (a)	100	419
CEVA Inc. (a)	62	2,080
Cohu Inc. (a)	131	3,646
Comtech Telecommunications Corp.	72	656
Consensus Cloud Solutions, Inc. (a)	43	1,864
Corsair Gaming, Inc. (a) (b)	90	1,180
CSG Systems International, Inc.	84	5,026
CTS Corp.	87	2,975
Diebold Nixdorf Inc. (a)	197	448
Digi International Inc. (a)	93	2,246
Digital Turbine USA, Inc. (a)	236	4,125
Diodes Inc. (a)	121	7,841
Ebix Inc. (b)	65	1,092
ePlus Inc. (a)	73	3,852
EVERTEC, Inc.	159	5,867
ExlService Holdings Inc. (a)	89	13,128
Extreme Networks, Inc. (a)	349	3,113
Fabrinet (a)	98	7,977
FARO Technologies Inc. (a)	49	1,514
FormFactor Inc. (a)	209	8,098
Harmonic, Inc. (a)	282	2,445
Ichor Holdings, Ltd. (a)	78	2,014
Insight Enterprises, Inc. (a)	94	8,123
InterDigital Communications, Inc.	82	5,007
Itron Inc. (a)	121	5,958
Knowles Corporation (a)	246	4,264
Kulicke & Soffa Industries Inc.	158	6,778
LivePerson, Inc. (a)	184	2,597
Liveramp, Inc. (a)	180	4,639
Mantech International Corp. - Class A	73	7,003
MaxLinear, Inc. (a)	190	6,469
Methode Electronics Inc.	100	3,689
NETGEAR, Inc. (a)	80	1,485
NetScout Systems, Inc. (a)	198	6,693
Onespan, Inc. (a)	91	1,080
Onto Innovation Inc. (a)	133	9,244
OSI Systems Inc. (a)	42	3,622
PC Connection, Inc.	29	1,290
PDF Solutions Inc. (a)	80	1,726
Perficient, Inc. (a)	92	8,463
Photronics Inc. (a)	165	3,205
Plantronics Inc. (a)	114	4,527
Plexus Corp. (a)	74	5,831
Progress Software Corp.	117	5,312
Rambus Inc. (a)	295	6,333
Rogers Corp. (a)	50	13,134
Sanmina Corp. (a)	163	6,620
ScanSource Inc. (a)	67	2,087
SMART Global Holdings, Inc. (a)	127	2,075
SPS Commerce, Inc. (a)	97	10,926
TTEC Holdings, Inc.	49	3,350
TTM Technologies, Inc. (a)	270	3,375
Ultra Clean Holdings, Inc. (a)	121	3,588
Unisys Corp. (a)	182	2,193
Upstate Property Rentals, LLC (a)	106	2,684
Veeco Instruments Inc. (a)	136	2,629
Viavi Solutions Inc. (a)	611	8,081
Xperi Holding Corporation (b)	277	3,994
		303,411
Health Care 12.4%
Addus HomeCare Corporation (a)	42	3,533
Allscripts Healthcare Solutions, Inc. (a)	311	4,617
AMN Healthcare Services, Inc. (a)	120	13,164
Amphastar Pharmaceuticals, Inc. (a)	100	3,475
AngioDynamics, Inc. (a)	105	2,033
ANI Pharmaceuticals, Inc. (a)	35	1,025
Anika Therapeutics, Inc. (a)	39	860
Apollo Medical Holdings, Inc. (a) (b) (c)	101	3,917
Arcus Biosciences, Inc. (a)	123	3,126
Avanos Medical, Inc. (a)	127	3,469
BioLife Solutions, Inc. (a)	81	1,119
Cara Therapeutics, Inc. (a)	114	1,041
Cardiovascular Systems Inc. (a)	110	1,585
Coherus Biosciences, Inc. (a)	172	1,245
Collegium Pharmaceutical, Inc. (a)	89	1,581
Community Health Systems Inc. (a)	330	1,236
Computer Programs & Systems Inc. (a)	40	1,279
Conmed Corp.	79	7,574
Corcept Therapeutics Inc. (a)	255	6,072
Corvel Corp. (a)	25	3,648
Covetrus, Inc. (a)	278	5,776
Cross Country Healthcare Inc. (a)	93	1,936
CryoLife Inc. (a)	107	2,026
Cutera Inc. (a)	44	1,648
Cytokinetics, Incorporated (a)	229	9,004
Dynavax Technologies Corporation (a) (b)	314	3,950
Eagle Pharmaceuticals Inc. (a)	31	1,364
Embecta Corp. (a)	152	3,854
Emergent BioSolutions Inc. (a)	120	3,726
Enanta Pharmaceuticals, Inc. (a)	50	2,349
Fulgent Genetics, Inc. (a) (b)	53	2,869
Glaukos Corp. (a)	127	5,754
Hanger, Inc. (a)	100	1,434
Harmony Biosciences Holdings Inc. (a)	61	2,978

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Healthcare Services Group Inc.	200	3,481
Healthstream, Inc. (a)	65	1,413
Heska Corporation (a)	29	2,696
Innoviva, Inc. (a) (b)	168	2,476
Inogen, Inc. (a)	56	1,350
Integer Holdings Corporation (a)	89	6,294
Ironwood Pharmaceuticals, Inc. - Class A (a)	406	4,677
Iteos Therapeutics Inc. (a)	55	1,133
Lantheus Holdings Inc. (a) (b)	184	12,129
LeMaitre Vascular Inc.	53	2,393
Ligand Pharmaceuticals Incorporated (a)	45	4,047
Mednax, Inc. (a)	232	4,864
Meridian Bioscience Inc. (a)	118	3,594
Merit Medical Systems Inc. (a)	137	7,443
Mesa Laboratories, Inc.	14	2,877
ModivCare Inc. (a)	33	2,807
Myriad Genetics, Inc. (a)	216	3,918
Natus Medical Inc. (a)	92	3,001
Nektar Therapeutics (a) (b)	504	1,915
Neogenomics Laboratories, Inc. (a)	328	2,669
Nextgen Healthcare Inc. (a)	153	2,661
Omnicell, Inc. (a)	118	13,467
OptimizeRX Corporation (a)	49	1,337
Orasure Technologies, Inc. (a)	194	525
Organogenesis Holdings Inc. - Class A (a)	167	815
Orthofix Medical Inc. (a)	53	1,247
Owens & Minor Inc.	203	6,387
Pacira Biosciences, Inc. (a)	120	7,015
Phibro Animal Health Corporation - Class A	55	1,043
Pphm, Inc. (a)	167	2,547
Prestige Consumer Healthcare Inc. (a)	134	7,880
RadNet Inc. (a)	127	2,188
Regenxbio Inc. (a)	103	2,543
Select Medical Holdings Corporation	277	6,554
Simulations Plus Inc.	42	2,078
Supernus Pharmaceuticals Inc. (a)	144	4,163
SurModics Inc. (a)	37	1,377
The Ensign Group, Inc.	141	10,376
The Joint Corp (a)	40	606
The Pennant Group, Inc. (a)	72	926
U. S. Physical Therapy, Inc.	35	3,793
uniQure N.V. (a)	99	1,841
Vanda Pharmaceuticals Inc. (a)	152	1,657
Varex Imaging Corporation (a)	107	2,296
Vericel Corporation (a)	127	3,189
VIR Biotechnology, Inc. (a)	198	5,050
Xencor, Inc. (a)	158	4,317
ZimVie Inc. (a)	57	912
Zynex, Inc.	58	466
		288,700
Consumer Discretionary 11.5%
Abercrombie & Fitch Co. - Class A (a)	135	2,284
Academy Sports & Outdoors, Inc.	228	8,118
Adtalem Global Education Inc. (a)	121	4,357
American Axle & Manufacturing Holdings, Inc. (a)	302	2,275
American Public Education, Inc. (a)	51	818
America's Car Mart, Inc. (a)	16	1,625
Asbury Automotive Group, Inc. (a)	59	10,038
Bed Bath & Beyond Inc. (a) (b)	215	1,067
Big Lots, Inc. (b)	76	1,603
BJ's Restaurants, Inc. (a)	63	1,357
Bloomin' Brands, Inc.	215	3,575
Boot Barn Holdings, Inc. (a)	80	5,499
Brinker International Inc. (a)	117	2,583
Buckle Inc.	80	2,212
Caleres Inc.	104	2,724
Cato Corp. - Class A	46	533
Cavco Industries Inc. (a)	23	4,496
Century Communities Inc.	78	3,489
Cheesecake Factory Inc. (b)	131	3,454
Chico's FAS Inc. (a)	331	1,647
Childrens Place Retail Stores Inc. (a)	34	1,335
Chuy's Holdings Inc. (a)	54	1,078
Conn's Inc. (a) (b)	42	337
Dave & Buster's Entertainment Inc. (a)	104	3,416
Designer Brands Inc. - Class A	164	2,144
Dine Brands Global Inc.	45	2,924
Dorman Products Inc. (a)	76	8,330
El Pollo Loco Holdings Inc. (a)	54	526
Ethan Allen Interiors Inc.	58	1,173
Fossil Group, Inc. (a)	125	646
Genesco Inc. (a)	35	1,732
Gentherm Incorporated (a)	89	5,545
G-III Apparel Group, Ltd. (a)	115	2,320
Golden Entertainment, Inc. (a)	54	2,127
Group 1 Automotive Inc.	44	7,544
Guess Inc. (b)	96	1,638
Haverty Furniture Cos. Inc.	37	865
Hibbett Sports Inc.	33	1,424
Installed Building Products, Inc.	62	5,157
iRobot Corp. (a) (b)	73	2,665
Jack in the Box Inc.	56	3,151
Kontoor Brands, Inc.	124	4,148
La-Z-Boy Inc.	118	2,789
LCI Industries	68	7,653
LGI Homes, Inc. (a)	56	4,846
Liquidity Services, Inc. (a)	70	939
Lumber Liquidators, Inc. (a)	76	714
M/I Homes, Inc. (a)	76	3,001
MarineMax Inc. (a)	59	2,119
MDC Holdings Inc.	152	4,914
Medifast, Inc.	31	5,566
Meritage Homes Corporation (a)	98	7,099
Monarch Casino & Resort Inc. (a)	35	2,077
Monro Inc.	89	3,836
Motorcar Parts of America Inc. (a)	51	675
Movado Group Inc.	43	1,319
National Vision Holdings, Inc. (a)	211	5,806
Office Depot, Inc. (a)	117	3,551
Oxford Industries Inc.	41	3,632
Perdoceo Education Corporation (a)	183	2,157
PetMed Express Inc. (b)	55	1,089
PROG Holdings, Inc. (a)	145	2,392
Rent-A-Center, Inc.	144	2,809
Ruth's Hospitality Group Inc.	86	1,394
Sally Beauty Holdings, Inc. (a)	287	3,418
Shake Shack Inc. - Class A (a)	106	4,166
Shoe Carnival Inc.	47	1,009
Shutterstock Inc.	62	3,562
Signet Jewelers Limited	127	6,787
Sleep Number Corporation (a)	59	1,827
Sonic Automotive, Inc. - Class A	52	1,920
Sonos, Inc. (a)	342	6,164
Standard Motor Products Inc.	51	2,294
Steven Madden Ltd.	200	6,457
Strategic Education, Inc.	61	4,338
Sturm Ruger & Co. Inc.	48	3,037
The Aaron's Company, Inc.	81	1,184
TRI Pointe Homes, Inc. (a)	278	4,689
Tupperware Brands Corp. (a) (b)	122	775
Unifi Inc. (a)	39	553
Universal Electronics Inc. (a)	34	869
Urban Outfitters Inc. (a)	168	3,140
Vista Outdoor Inc. (a)	151	4,211
Winnebago Industries Inc. (b)	87	4,245
Wolverine World Wide, Inc.	215	4,344
WW International, Inc. (a) (b)	145	928
XPEL, Inc. (a)	45	2,074
Zumiez Inc. (a)	45	1,165
		267,512
Real Estate 8.6%
Acadia Realty Trust	252	3,929
Agree Realty Corporation	201	14,498
Alexander & Baldwin, LLC	195	3,497
American Assets Trust, Inc.	143	4,237
Apollo Commercial Real Estate Finance, Inc. (c)	358	3,734
Armada Hoffler Properties, Inc.	183	2,348
ARMOUR Residential REIT, Inc. (b)	272	1,913

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Brandywine Realty Trust	459	4,424
Caretrust REIT, Inc.	264	4,863
CENTERSPACE	41	3,323
Chatham Lodging Trust (a)	134	1,401
Community Healthcare Trust Incorporated	64	2,316
CoreCivic, Inc. (a)	322	3,580
DiamondRock Hospitality Co. (a)	564	4,630
Diversified Healthcare Trust	641	1,167
Douglas Elliman Inc.	178	851
Dwight A. Walker Real Estate, Inc. - Class A	51	1,246
Easterly Government Properties, Inc.	242	4,603
Essential Properties Realty Trust, Inc.	349	7,508
Four Corners Property Trust, Inc.	214	5,694
Franklin Street Properties Corp.	249	1,037
Getty Realty Corp.	107	2,828
Global Net Lease Inc.	276	3,904
Hersha Hospitality Trust - Class A (a)	86	847
Industrial Logistics Properties Trust	175	2,460
Innovative Industrial Properties, Inc.	75	8,213
iStar Inc.	220	3,018
KKR Real Estate Finance Trust Inc.	131	2,293
Lexington Realty Trust	765	8,221
LTC Properties Inc.	106	4,060
Mack-Cali Realty Corporation (a)	212	2,809
Marcus & Millichap Inc.	66	2,457
New York Mortgage Trust Inc.	1,030	2,842
NexPoint Residential Trust, Inc.	61	3,818
Office Properties Income Trust	131	2,609
Orion Office REIT Inc. (b)	154	1,686
PennyMac Mortgage Investment Trust	251	3,467
Ready Capital Corporation	183	2,177
Realogy Holdings Corp. (a)	317	3,112
Redwood Trust Inc.	321	2,474
Retail Opportunity Investments Corp.	331	5,229
RPT Realty	228	2,242
Safehold Inc. (b)	41	1,445
Saul Centers Inc.	35	1,654
Service Properties Trust	448	2,344
SITE Centers Corp.	484	6,515
St. Joe Co.	89	3,512
Summit Hotel Properties Inc. (a)	291	2,116
Tanger Factory Outlet Centers Inc.	281	3,992
The GEO Group, Inc. (a) (b)	333	2,200
Uniti Group Inc.	635	5,981
Universal Health Realty Income Trust	34	1,813
Urban Edge Properties	296	4,499
Urstadt Biddle Properties Inc. - Class A	82	1,323
Washington REIT	233	4,968
Whitestone REIT	121	1,300
Xenia Hotels & Resorts Inc. (a)	307	4,458
		199,685
Materials 5.3%
AdvanSix Inc.	76	2,533
Allegheny Technologies Incorporated (a)	333	7,553
American Vanguard Corporation	72	1,605
Arconic Corporation (a)	283	7,948
Balchem Corporation	86	11,179
Carpenter Technology Corp.	130	3,635
Century Aluminum Co. (a)	136	1,003
Clearwater Paper Corporation (a)	44	1,495
Compass Minerals International, Inc.	91	3,207
FutureFuel Corp.	66	484
GCP Applied Technologies Inc. (a)	144	4,503
Glatfelter Corporation	121	833
H.B. Fuller Company	142	8,566
Hawkins Inc.	50	1,787
Haynes International Inc.	34	1,120
Innospec Inc.	66	6,356
Kaiser Aluminum Corporation	43	3,390
Koppers Holdings Inc.	56	1,272
Livent Corporation (a)	433	9,824
Materion Corp.	55	4,068
Mercer International Inc.	107	1,411
Myers Industries Inc.	97	2,200
Neenah Inc.	44	1,503
O-I Glass, Inc. (a)	417	5,842
Olympic Steel, Inc.	25	634
Park Aerospace Technologies Corp.	54	687
Quaker Chemical Corp.	36	5,363
Rayonier Advanced Materials Inc. (a)	175	460
Schweitzer-Mauduit International Inc.	86	2,164
Stepan Co.	57	5,750
SunCoke Energy, Inc.	225	1,534
Sylvamo Corporation	94	3,082
TimkenSteel Corp. (a)	110	2,062
Tredegar Corp.	66	664
Trinseo Public Limited Company	97	3,731
Warrior Met Coal, Inc.	139	4,246
		123,694
Consumer Staples 5.2%
B&G Foods, Inc. (b)	183	4,362
Calavo Growers Inc.	47	1,951
Cal-Maine Foods Inc.	101	4,994
Celsius Holdings, Inc. (a)	103	6,739
Central Garden & Pet Co. (a)	27	1,139
Central Garden & Pet Co. - Class A (a)	106	4,234
Coca-Cola Consolidated Inc.	12	6,949
Del Monte Fresh Produce Company	89	2,629
E.L.F. Beauty, Inc. (a)	129	3,966
Edgewell Personal Care Colombia S A S	142	4,887
Hostess Brands, Inc. - Class A (a)	370	7,838
Inter Parfums Inc.	48	3,501
J&J Snack Foods Corp.	40	5,578
John B. Sanfilippo & Son Inc.	24	1,746
MGPI Processing, Inc.	34	3,355
National Beverage Corp.	63	3,083
PriceSmart Inc.	64	4,612
Seneca Foods Corp. - Class A (a)	17	920
SpartanNash Co.	96	2,898
The Andersons, Inc.	83	2,726
The Chefs' Warehouse, Inc. (a)	87	3,390
The Simply Good Foods Company (a)	235	8,889
Tootsie Roll Industries Inc. (b)	47	1,660
Treehouse Foods, Inc. (a)	150	6,269
United Natural Foods Inc. (a)	156	6,148
Universal Corp.	66	4,003
USANA Health Sciences, Inc. (a)	30	2,195
Vector Group Ltd.	355	3,732
WD-40 Co.	37	7,373
		121,766
Energy 5.2%
Archrock, Inc.	362	2,994
Bristow Group Inc. (a)	63	1,477
Callon Petroleum Company (a)	127	4,990
Civitas Resources, Inc.	193	10,114
CONSOL Mining Corporation (a)	85	4,215
Core Laboratories N.V. (b)	126	2,494
DMC Global Inc. (a)	51	920
Dorian LPG Ltd.	74	1,128
Dril-Quip Inc. (a)	93	2,407
Green Plains Renewable Energy Inc. (a)	144	3,901
Helix Energy Solutions Group, Inc. (a)	382	1,184
Helmerich & Payne Inc.	282	12,145
Laredo Petroleum, Inc. (a)	39	2,678
Nabors Industries Ltd (a)	24	3,153
Oceaneering International, Inc. (a)	271	2,889
Oil States International Inc. (a)	161	871
Par Pacific Holdings, Inc. (a)	121	1,889
Patterson-UTI Energy Inc.	577	9,097
PBF Energy Inc. - Class A (a)	255	7,415
Propetro Holding Corp. (a)	227	2,269
Ranger Oil Corporation - Class A (a)	56	1,855
REX Stores Corp. (a)	14	1,220
RPC Inc. (a)	191	1,319
SM Energy Company	326	11,129
Southwestern Energy Co. (a)	2,988	18,675
Talos Energy Inc. (a)	110	1,705
U.S. Silica Holdings, Inc. (a)	202	2,306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
World Fuel Services Corp.	169	3,455
		119,894
Communication Services 2.6%
AMC Networks, Inc. - Class A (a)	79	2,299
ATN International Limited	29	1,370
Cars.com Inc. (a)	176	1,661
Cinemark Holdings, Inc. (a)	285	4,282
Cogent Communications Group, Inc.	114	6,950
Consolidated Communications Holdings Inc. (a)	196	1,369
EW Scripps Co. - Class A (a)	156	1,943
Gannett Media Corp. (a)	394	1,142
Gogo LLC (a)	182	2,946
Loyalty Ventures Inc. (a)	54	194
Marcus Corp. (a)	57	844
QuinStreet, Inc. (a)	132	1,327
Scholastic Corp.	82	2,958
Shenandoah Telecommunications Company	132	2,940
TechTarget, Inc. (a)	71	4,692
Telephone & Data Systems Inc.	266	4,198
Thryv Holdings, Inc. (a)	46	1,034
Vonage Holdings Corp. (a)	676	12,738
Yelp Inc. (a)	176	4,881
		59,768
Utilities 2.3%
American States Water Company	99	8,067
Avista Corporation	193	8,393
California Water Service Group	143	7,967
Chesapeake Utilities Corporation	47	6,142
Middlesex Water Co.	48	4,169
Northwest Natural Holding Company	90	4,796
South Jersey Industries Inc.	327	11,181
Unitil Corp.	43	2,518
		53,233
Total Common Stocks (cost $2,790,286)		2,291,407
INVESTMENT COMPANIES 0.9%
iShares S&P Small-Cap ETF	227	20,942
Total Investment Companies (cost $21,852)		20,942
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	19,148	19,148
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (c) (d)	10,157	10,157
Total Short Term Investments (cost $29,305)		29,305
Total Investments 100.8% (cost $2,841,443)		2,341,654
Other Derivative Instruments (0.0)%		(90)
Other Assets and Liabilities, Net (0.8)%		(18,534)
Total Net Assets 100.0%		2,323,030

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL Small Cap Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	4,707	—	—	—	—	(973)	3,734	0.1
Apollo Medical Holdings, Inc.	7,622	80	170	—	(23)	(3,592)	3,917	0.2
	12,329	80	170	—	(23)	(4,565)	7,651	0.3

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	135	September 2022	11,581	(90)	(52)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,291,407	—	—	2,291,407
Investment Companies	20,942	—	—	20,942
Short Term Investments	29,305	—	—	29,305
	2,341,654	—	—	2,341,654
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(52)	—	—	(52)
	(52)	—	—	(52)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 44.5%
Information Technology 11.3%
Accton Technology Corporation	266	2,138
Adyen B.V. (a) (b)	3	4,773
Analog Devices, Inc.	21	3,085
Asia Vital Components Co., Ltd.	162	510
Avalara, Inc. (a)	23	1,641
Broadcom Inc.	5	2,597
CDW Corp. (c)	23	3,583
Cielo S.A.	3,483	2,502
Citrix Systems Inc.	57	5,492
Clearwater Analytics Holdings, Inc. - Class A (a)	243	2,926
CMC Materials, Inc	35	6,163
Coherent Inc. (a) (c)	16	4,384
Compeq Manufacturing Co., Ltd.	1,064	1,562
Delivery Hero SE (a) (b)	7	269
EVERTEC, Inc.	156	5,735
Intuit Inc. (c)	6	2,462
Jack Henry & Associates Inc. (c)	17	3,062
Lotes Co., Ltd	106	2,385
Mandiant, Inc. (a) (d)	224	4,877
Mantech International Corp. - Class A	4	402
Micron Technology, Inc. (c)	16	899
MoneyGram International, Inc. (a)	111	1,114
Nanya Technology Corp.	564	942
nCino, Inc. (a)	101	3,117
NeoPhotonics Corporation (a)	48	762
NEXON Co., Ltd.	26	526
Nintendo Co. Ltd.	1	549
NXP Semiconductors N.V.	6	904
Open Text Corporation	31	1,157
Oracle Corporation (c)	158	11,065
Plantronics Inc. (a)	12	482
Riverbed Restructure (a) (e)	6	35
Rogers Corp. (a)	13	3,499
SailPoint Technologies Holdings, Inc. (a)	74	4,611
Salesforce.Com, Inc. (a) (c)	47	7,742
Silicon Motion, Inc. - ADR	32	2,652
SK Hynix Inc.	4	272
Square, Inc. - Class A (a) (c)	42	2,584
Switch Inc - Class A	104	3,484
TE Connectivity Ltd. (b)	25	2,782
The Trade Desk, Inc. - Class A (a)	47	1,962
Tower Semiconductor Ltd. (a)	35	1,631
Visa Inc. - Class A (c)	69	13,526
VMware, Inc. - Class A	19	2,198
Wiwynn Corporation	34	796
Zendesk, Inc. (a)	13	941
		130,780
Financials 8.8%
10X Capital Venture Acquisition Corp. II - Class A (a)	21	203
10X Capital Venture Acquisition Corp. III - Class A (a)	20	200
7GC & Co. Holdings Inc. - Class A (a)	21	204
Accelerate Acquisition Corp. (a)	—	—
Accelerate Acquisition Corp. - Class A (a)	33	323
ACE Convergence Acquisition Corp. - Class A (a)	6	65
AEA-Bridges Impact Corp. - Class A (a)	20	203
African Gold Acquisition Corp. (a)	2	19
AfterNext HealthTech Acquisition Corp. - Class A (a)	39	379
Agile Growth Corp. (a)	13	124
Agricultural Bank of China Limited - Class H	653	247
Alleghany Corporation (a)	4	3,199
Alpha Partners Technology Merger Corp. (a)	—	4
Alpha Partners Technology Merger Corp. - Class A (a)	21	202
Altenergy Acquisition Corp. (a)	6	59
Altimar Acquisition Corp. III (a)	8	76
Altimeter Growth Corp. 2 - Class A (a)	12	119
American International Group, Inc.	56	2,838
Angel Pond Holdings Corporation - Class A (a)	10	100
AON Public Limited Company - Class A	8	2,220
Apollo Strategic Growth Capital II (a) (f)	2	22
ArcLight Clean Transition Corp. II - Class A (a)	19	186
Ares Acquisition Corp. (a)	5	52
Arrowroot Acquisition Corp. - Class A (a)	27	266
Artemis Strategic Investment Corp. - Class A (a)	20	202
Arya Sciences Acquisition Corp. - Class A (a)	3	33
Astrea Acquisition Corp. - Class A (a)	20	199
Athena Consumer Acquisition Corp. (a)	4	38
Atlantic Coastal Acquisition Corp. - Class A (a)	16	158
Atlantic Coastal Acquisition Corp. II (a)	5	45
Atlas Crest Investment Corp. II - Class A (a)	21	203
Ault Disruptive Technologies Corporation (a)	6	59
Aurora Acquisition Corp. - Class A (a)	7	69
Austerlitz Acquisition Corp I - Class A (a)	34	333
Austerlitz Acquisition Corp II - Class A (a)	20	200
Avanti Acquisition Corp. - Class A (a)	13	124
Avista Public Acquisition Corp. II - Class A (a)	20	203
Axonprime Infrastructure Acquisition Corporation - Class A (a)	—	—
Banco do Brasil S.A	330	2,102
Bank Mandiri Persero Tbk PT	3,219	1,716
Bank of Chengdu Co., Ltd. - Class A	805	1,995
Bank of Hawaii Corporation	32	2,381
Belong Acquisition Corp. - Class A (a)	3	26
Bilander Acquisition Corp. - Class A (a)	21	202
Biotech Acquisition Company - Class A (a)	20	202
Blue Whale Acquisition Corp I - Class A (a)	13	125
BOA Acquisition Corp. - Class A (a)	14	132
Broadscale Acquisition Corp. - Class A (a)	22	214
Burtech Acquisition Corp. (a)	14	140
C5 Acquisition Corporation (a)	3	35
Cartesian Growth Corp. - Class A (a)	5	52
Cartesian Growth Corporation II (a)	10	96
Catalyst Partners Acquisition Corp. - Class A (a)	45	440
CC Neuberger Principal Holdings III - Class A (a)	2	22
China Construction Bank Corporation - Class H	329	221
Churchill Capital Corp VII (a)	8	79
Churchill Capital Corp VII - Class A (a)	41	403
CIIG Capital Partners II, Inc. (a)	14	135
CIIG Capital Partners II, Inc. - Class A (a)	24	241
Citigroup Inc.	47	2,145
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	18	173
Cohn Robbins Holdings Corp. - Class A (a)	56	553
Colicity Inc. (a)	17	171
Colonnade Acquisition Corp. II (a)	13	132
Concord Acquisition Corp. II - Class A (a)	45	436
CONX Corp. - Class A (a)	29	289
Conyers Park III Acquisition Corp. - Class A (a)	21	198
Corazon Capital V838 Monoceros Corp - Class A (a)	10	101
COVA Acquisition Corp. - Class A (a)	4	36
DA32 Life Science Tech Acquisition Corp. - Class A (a)	7	71
Decarbonization Plus Acquisition Corporation IV - Class A (a)	19	191
DHC Acquisition Corporation (a)	7	66
DHC Acquisition Corporation - Class A (a)	21	204
Digital Transformation Opportunities Corp. (a)	1	8
Digital Transformation Opportunities Corp. - Class A (a)	21	204
Direct Selling Acquisition Corp. (a)	5	49
Disruptive Acquisition Corporation I (a)	13	132
dMY Technology Group, Inc. VI - Class A (a)	24	238
DPCM Capital, Inc. - Class A (a)	22	214
Dragoneer Growth Opportunities Corp. III - Class A (a)	45	439
E.Merge Technology Acquisition Corp. - Class A (a)	—	—
Elliott Opportunity II Corp. (a)	3	33
Elliott Opportunity II Corp. - Class A (a)	18	171
Enterprise 4.0 Technology Acquisition Corp. (a)	6	59
Equity Distribution Acquisition Corp. - Class A (a)	68	676
ESGEN Acquisition Corp (a)	7	69
ESM Acquisition Corporation (a)	—	—
Eucrates Biomedical Acquisition Corp. (a)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
ExcelFin Acquisition Corp. (a)	6	59
ExcelFin Acquisition Corp. - Class A (a)	18	180
Far Peak Acquisition Corp. - Class A (a)	21	202
Fat Projects Acquisition Corp - Class A (a)	16	157
Fifth Wall Acquisition Corp. III - Class A (a)	20	199
Finserv Acquisition Corp. II (a)	4	41
Finserv Acquisition Corp. II - Class A (a)	6	60
Fintech Acquisition Corp. VI (a)	8	83
Fintech Acquisition Corp. VI - Class A (a)	12	122
First Horizon National Corporation	262	5,723
Flagstar Bancorp, Inc.	4	154
Flame Acquisition Corp. (a)	13	133
Flame Acquisition Corp. - Class A (a)	5	51
Forest Road Acquisition Corp. II (a)	13	131
Fortress Value Acquisition Corp. III (a)	4	39
Fortress Value Acquisition Corp. III - Class A (a)	45	441
Fortress Value Acquisition Corp. IV (a)	5	52
Fortress Value Acquisition Corp. IV - Class A (a)	21	202
FTAC Athena Acquisition Corp. - Class A (a)	20	197
FTAC Emerald Acquisition Corp. (a)	20	193
FTAC Hera Acquisition Corp. (a)	1	13
FTAC Parnassus Acquisition Corp. - Class A (a)	45	443
FTAC Zeus Acquisition Corp. (a)	4	39
Fusion Acquisition Corp. II (a)	12	115
G Squared Ascend I Inc. - Class A (a)	35	344
G Squared Ascend II, Inc. (a)	7	69
Gesher I Acquisition Corp (a)	6	59
Glenfarne Merger Corp. (a)	13	131
Global Partner Acquisition Corporation II (a)	5	50
Global SPAC Partners Co (a)	12	127
Goal Acquisitions Corp. (a)	47	465
Golden Arrow Merger Corp. (a)	13	131
Gores Holdings IX, Inc. - Class A (a)	8	79
Gores Holdings VII, Inc. (a)	—	1
Gores Holdings VII, Inc. - Class A (a)	45	441
Gores Holdings VIII, Inc. - Class A (a)	3	27
Gores Technology Partners II, Inc. (a)	—	1
Gores Technology Partners II, Inc. - Class A (a)	12	121
Gores Technology Partners, Inc. - Class A (a)	40	396
Groupe Bruxelles Lambert SA	26	2,148
GSR II Meteora Acquisition Corp. (a)	—	—
GX Acquisition Corp. II - Class A (a)	7	68
Health Assurance Acquisition Corp. - Class A (a)	21	204
Healthcare Services Acquisition Corporation - Class A (a)	5	52
Hennessy Capital Investment Corp. VI - Class A (a)	21	202
Horizon Acquisition Corp II - Class A (a)	17	173
HPX Corp. - Class A (a)	41	412
Hudson Executive Investment Corp. III (a)	13	131
Industrial and Commercial Bank of China Limited - Class H	414	246
Infinite Acquisition Corp. (a)	5	48
INSU Acquisition Corp III - Class A (a)	21	203
Interprivate II Acquisition Corp. (a)	3	29
Interprivate III Financial Partners Inc. - Class A (a)	3	29
Interprivate IV Infratech Partners Inc. (a)	10	100
ION Acquisition Corp. 3 Ltd. - Class A (a)	18	172
Isleworth Healthcare Acquisition Corp. (a)	17	167
Jack Creek Investment Corp. - Class A (a)	14	138
Jaws Hurricane Acquisition Corp - Class A (a)	16	154
Jaws Juggernaut Acquisition Corp. (a)	12	117
Jaws Juggernaut Acquisition Corp. - Class A (a)	33	318
Jaws Mustang Acquisition Corp. - Class A (a)	17	172
Jefferies Financial Group Inc.	61	1,694
Jiangsu Changshu Rural Commercial Bank Co., Ltd. - Class A	1,239	1,412
KB Financial Group Inc.	7	244
Kensington Capital Acquisition Corp. IV (a)	15	156
Kensington Capital Acquisition Corp. V (a)	33	323
Kensington Capital Acquisition Corp. V - Class A (a)	17	163
Khosla Ventures Acquisition Co III - Class A (a)	17	167
Khosla Ventures Acquisition Co. - Class A (a)	29	285
Kiatnakin Phatra Bank Public Company Limited - NVDR	992	1,743
Kismet Acquisition Three Corp. (a)	13	131
Kismet Acquisition Three Corp. - Class A (a)	18	173
KKR Acquisition Holdings I Corp. (a)	17	169
KL Acquisition Corp. - Class A (a)	93	911
Kludein I Acquisition Corp. - Class A (a)	20	200
L Catterton Asia Acquisition Corp - Class A (a)	18	173
Landcadia Holdings IV Inc. (a)	13	131
Landcadia Holdings IV Inc. - Class A (a)	18	172
Lazard Growth Acquisition Corp. I (a)	—	4
Lazard Growth Acquisition Corp. I (a)	21	203
LDH Growth Corp I - Class A (a)	21	202
Lead Edge Growth Opportunities, Ltd (a)	1	12
Live Oak Crestview Climate Acquisition Corp. (a)	21	198
Live Oak Mobility Acquisition Corp. - Class A (a)	10	96
LPL Financial Holdings Inc.	14	2,679
M3-Brigade Acquisition II Corp. (a)	12	115
M3-Brigade Acquisition II Corp. - Class A (a)	17	170
Macondray Capital Acquisition Corp. I (a)	19	190
Macondray Capital Acquisition Corp. I - Class A (a)	20	204
Magnum Opus Acquisition Limited - Class A (a)	17	169
MarketWise, Inc. - Class A (a)	7	25
Mason Industrial Technology, Inc. (a)	27	262
Medicus Sciences Acquisition Corp. - Class A (a)	9	88
Medtech Acquisition Corporation - Class A (a)	16	161
Metals Acquisition Corp. - Class A (a)	6	58
Mission Advancement Corp. (a)	8	78
Mizrahi Tefahot Bank Ltd.	7	236
Monument Circle Acquisition Corp. (a)	1	7
Moody's Corp.	12	3,188
Newcourt Acquisition Corp. (a)	8	81
Newcourt Acquisition Corp. - Class A (a)	4	38
North Mountain Merger Corp. - Class A (a)	21	204
Northern Genesis Acquisition Corp. III (a)	18	173
Northern Star Investment Corp. III (a)	6	58
Northern Star Investment Corp. IV (a)	5	45
Omega Alpha SPAC - Class A (a)	9	89
One Equity Partners Open Water I Corp. (a)	25	243
Orion Acquisition Corp. (a)	3	27
Patria Latin American Opportunity Acquisition Corp. (a)	2	16
Peridot Acquisition Corp. II (a)	8	75
Peridot Acquisition Corp. II - Class A (a)	18	173
Pershing Square Tontine Holdings, Ltd. - Class A (a)	31	618
Phoenix Biotech Acquisition Corp. (a)	6	60
Phoenix Biotech Acquisition Corp. - Class A (a)	20	203
Pine Technology Acquisition Corp. - Class A (a) (g)	13	123
Ping An Insurance (Group) Co of China Ltd - Class H	27	186
Plum Acquisition Corp. I (a)	10	102
Portage Fintech Acquisition Corporation - Class A (a)	8	76
Post Holdings Partnering Corporation - Series A (a)	26	255
PowerUp Acquisition Corp. (a)	1	7
Primerica, Inc.	46	5,565
PROOF Acquisition Corp I (a)	16	147
Proptech Investment Corporation II - Class A (a)	2	19
Pyrophyte Acquisition Corp. (a)	8	73
Pyrophyte Acquisition Corp. - Class A (a)	20	203
Revolution Healthcare Acquisition Corp. - Class A (a)	66	642
RHB Bank Bhd	944	1,228
Riverview Acquisition Corp. - Class A (a)	21	205
RMG Acquisition Corp. III - Class A (a)	21	204
Rocket Internet Growth Opportunities Corp. (a)	6	61
Ross Acquisition Corp. II (a)	2	25
RXR Acquisition Corp. (a)	—	1
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	5,076
SCP & Co Healthcare Acquisition Company (a)	5	49
Screaming Eagle Acquisition Corp. (a)	36	347
Seaport Calibre Materials Acquisition Corp. - Class A (a)	9	94
SEI Investments Co. (c)	42	2,246
Semper Paratus Acquisition Corp. (a)	8	79
Shelter Acquisition Corporation I (a) (e)	2	—
Shelter Acquisition Corporation I (a)	16	154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Signature Bank	1	167
Silver Crest Acquisition Corp. - Class A (a)	14	136
Silver Spike Acquisition Corp II - Class A (a)	1	14
SilverSPAC Inc. - Class A (a)	2	18
Simon Property Group Acquisition Holdings, Inc. (a)	17	170
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	26	255
SinoPac Financial Holdings Co. Ltd.	1,651	931
Slam Corp. (a)	27	265
Slam Corp. - Class A (a)	1	15
Soar Technology Acquisition Corp. (a)	3	35
Social Capital Suvretta Holdings Corp. II - Class A (a)	24	237
Social Leverage Acquisition Corp. I - Class A (a)	20	197
Software Acquisition Group Inc. III - Class A (a)	—	5
Sound Point Acquisition Corp I Ltd (a)	2	20
Stratim Cloud Acquisition Corp. (a)	7	71
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	69	679
SVF Investment Corp. - Class A (a)	37	365
SVF Investment Corp. 2 - Class A (a)	25	246
Tailwind Acquisition Corp. - Class A (a)	53	526
Tailwind International Acquisition Corp. - Class A (a)	10	103
Target Global Acquisition I Corp. (a)	18	177
TCV Acquisition Corp. - Class A (a)	13	130
TCW Special Purpose Acquisition Corp (a)	1	12
Thanachart Capital Public Company Limited	451	483
Thunder Bridge Capital Partners III, Inc. - Class A (a)	19	183
Tiga Acquisition Corp. (a)	44	447
Tio Tech A (a)	3	31
TLG Acquisition One Corp. (a)	13	132
TortoiseEcofin Acquisition Corp. III - Class A (a)	21	201
TPG Pace Beneficial Finance Corp. - Class A (a)	—	1
TPG Pace Beneficial II Corp. - Class A (a)	24	237
Twelve Seas Investment Company II (a)	13	127
Viscogliosi Brothers Acquisition Corp. (a)	6	59
VPC Impact Acquisition Holdings II - Class A (a)	20	200
W. R. Berkley Corporation	89	6,099
Waldencast Acquisition Corp. - Class A (a)	21	203
Warburg Pincus Capital Corporation I-A - Class A (a)	18	172
Wells Fargo & Company	52	2,027
Woori Financial Group Inc.	319	2,974
		102,159
Communication Services 5.8%
Activision Blizzard, Inc.	45	3,457
Alphabet Inc. - Class A (a) (c)	6	12,298
Alphabet Inc. - Class C (a) (c)	6	14,138
Baidu, Inc. - Class A (a) (b)	15	276
Bharti Airtel Limited	8	31
Bharti Airtel Limited	132	1,147
Booking Holdings Inc. (a)	—	26
Charter Communications, Inc. - Class A (a)	5	2,407
Comcast Corporation - Class A	93	3,632
Eletromidia S.A. (a)	700	1,404
Facebook, Inc. - Class A (a) (c)	70	11,382
Intelsat Jackson Holdings, Ltd. (a) (e)	3	90
JYP Entertainment Corporation	10	374
Mediaalpha, Inc. - Class A (a)	185	1,818
MGM Holdings, Inc. - Class A (a) (e)	6	22
Netflix, Inc. (a) (c)	34	5,919
Shaw Communications Inc. - Class B	64	1,887
TEGNA Inc.	139	2,907
Twitter, Inc. (a)	41	1,545
Vonage Holdings Corp. (a)	143	2,686
		67,446
Health Care 4.2%
Biohaven Pharmaceutical Holding Company Ltd. (a)	10	1,459
Canopy Growth Corporation (a)	26	73
Cooper Cos. Inc.	11	3,326
Covetrus, Inc. (a)	2	41
Doximity, Inc. - Class A (a) (c)	90	3,118
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	101	1,172
LHC Group, Inc. (a)	26	3,990
Novartis AG - ADR (c)	121	10,208
Novo Nordisk A/S - ADR	28	3,149
Osstem Implant Co., Ltd. (g)	19	1,501
Pegavision Corporation	52	732
Pharmaron Beijing Co., Ltd. - Class H (b)	31	310
Regeneron Pharmaceuticals, Inc. (a) (c)	16	9,287
Silk Road Medical, Inc. (a)	53	1,914
SillaJen Inc (a) (e)	3	8
Vertex Pharmaceuticals Incorporated (a) (c)	20	5,662
Zoetis Inc. - Class A	15	2,598
		48,548
Industrials 4.0%
China State Construction Engineering Corporation Limited - Class A	2,714	2,157
Companhia De Locacao Das Americas	242	1,095
Cornerstone Building Brands, Inc. (a)	29	716
Expeditors International of Washington Inc. (c)	11	1,056
Ferguson PLC (g)	6	665
Hertz Global Holdings, Inc. (a)	1	12
HIWIN Technologies Corp.	28	225
Howmet Aerospace Inc.	47	1,474
Lennox International Inc.	11	2,209
LG Corp.	20	1,197
Meritor, Inc. (a)	83	3,027
Microvast Holdings, Inc. (a)	30	67
Nielsen Holdings plc	66	1,527
Old Dominion Freight Line Inc.	15	3,750
Safran	12	1,211
Samsung C&T Corporation	9	876
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	279	851
TangShan Port Group Co., Ltd. - Class A	1,665	641
The Boeing Company (a) (c)	92	12,515
TransUnion	38	3,018
Uber Technologies, Inc. (a)	23	468
Univar Solutions Inc. (a)	44	1,105
Verisk Analytics, Inc. (c)	21	3,655
Wabtec Corp.	14	1,143
Xiamen Xiangyu Co., Ltd. - Class A	706	925
		45,585
Consumer Discretionary 3.5%
Alibaba Group Holding Limited (a) (b)	55	786
Alibaba Group Holding Limited - ADR (a) (c)	34	3,850
Amazon.com, Inc. (a)	142	15,070
CarMax Inc. (a)	13	1,192
Compagnie Financiere Richemont SA	9	938
CW Travel Holdings (a) (e)	2	31
Fix Price Group Ltd - GDR (b) (e)	38	—
Flutter Entertainment Public Limited Company (a)	5	493
GVC Holdings PLC (a)	42	630
Jumbo S.A. - Class R	29	422
Marriott International, Inc. - Class A	7	894
Pool Corporation	9	3,308
Prosus N.V.	31	2,030
Sportsman's Warehouse Holdings, Inc. (a)	30	287
Tenneco Inc. - Class A (a)	39	676
Terminix Global Holdings, Inc. (a)	32	1,303
The Home Depot, Inc.	13	3,569
Under Armour Inc. - Class A (a) (c)	340	2,832
Vardhman Textiles Limited (a)	163	548
Yum China Holdings, Inc.	43	2,074
		40,933
Consumer Staples 2.8%
American Beverage Co Ambev - ADR (c)	1,721	4,319
Chacha Food Company, Limited - Class A	70	598
Herbalife Nutrition Ltd. (a)	21	435
Indofood Sukses Makmur Tbk	277	131
IOI Corporation Berhad	285	248
JDE Peet's N.V.	53	1,501
Just Eat Takeaway.Com N.V. (a) (b)	13	198
Kweichow Moutai Co., Ltd. - Class A	6	1,681

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lamb Weston Holdings Inc.	96	6,858
Monster Beverage 1990 Corporation (a) (c)	120	11,160
Pick n Pay Stores Ltd.	64	220
PT Astra Agro Lestari Tbk	658	434
PT Industri Jamu dan Farmasi Sido Muncul, Tbk	8,952	602
Sendas Distribuidora S/A	79	215
Shoprite Holdings Ltd.	46	560
TPCO Holding Corp. - Class A (a)	25	16
WH Group Limited (b)	3,091	2,421
Yunnan Botanee Bio-Technology Group Co. Ltd - Class A	31	993
		32,590
Real Estate 1.9%
American Campus Communities, Inc.	93	5,997
AP (Thailand) PCL - NVDR	6,968	1,976
Bluerock Residential Growth REIT, Inc. - Class A	29	770
Greentown China Holdings Ltd.	202	419
Healthcare Trust of America, Inc. - Class A	134	3,750
Lamar Advertising Co. - Class A	49	4,316
PS Business Parks, Inc.	12	2,196
Supalai PCL - NVDR	2,166	1,141
Swire Pacific Ltd. - Class A	123	736
		21,301
Materials 1.5%
Alpek S.A.B. de C.V.	646	889
Atotech Limited (a)	59	1,147
Chengdu Wintrue Holding Co., Ltd. - Class A	137	326
Fufeng Group Limited	1,781	1,144
Glencore PLC	405	2,192
HeidelbergCement AG	13	636
Indorama Ventures PCL	262	349
International Flavors & Fragrances Inc.	14	1,612
LafargeHolcim Ltd.	73	3,112
Nan Ya Plastics Corp.	155	432
Petronas Chemicals Group Berhad	747	1,526
Rianlon Corporation - Class A	210	1,382
Sappi Ltd.	67	223
Scotts Miracle-Gro Co.	35	2,789
		17,759
Energy 0.4%
Berry Corporation (Bry)	4	28
GS Holdings Corp.	74	2,399
Gulfport Energy Operating Corporation (a)	7	563
Kinder Morgan, Inc.	69	1,152
McDermott International, Inc. (a)	469	268
McDermott International, Inc. (a)	52	30
Reliance Industries Ltd.	8	255
		4,695
Utilities 0.3%
FirstEnergy Corp.	29	1,124
Pacific Gas And Electric Company (a)	97	964
Power Grid Corporation of India Limited	292	785
		2,873
Total Common Stocks (cost $531,893)		514,669
CORPORATE BONDS AND NOTES 22.1%
Health Care 3.4%
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (c) (h)	764	643
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (h)	724	679
Avadel Finance Cayman Limited
4.50%, 02/01/23 - 10/02/23 (c) (h)	1,901	1,497
Bausch Health Companies Inc.
5.50%, 11/01/25 (i)	160	141
9.00%, 12/15/25 (i)	50	37
6.25%, 02/15/29 (i)	620	331
7.25%, 05/30/29 (i)	220	119
5.25%, 01/30/30 (i)	970	505
Centene Corporation
4.25%, 12/15/27	50	47
4.63%, 12/15/29	20	19
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (h)	1,673	1,094
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (c) (h)	1,311	1,168
CommonSpirit Health
4.35%, 11/01/42	130	117
3.82%, 10/01/49	60	50
Community Health Systems, Inc.
6.88%, 04/15/29 (i)	135	86
Cutera, Inc.
2.25%, 03/15/26 (c) (h)	584	775
2.25%, 06/01/28 (c) (h) (i)	886	841
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (h)	1,965	2,885
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (i)	175	133
Envista Holdings Corporation
2.38%, 06/01/25 (c) (h)	1,541	2,949
Evolent Health, Inc.
3.50%, 12/01/24 (c) (h)	335	593
Global Blood Therapeutics, Inc.
1.88%, 12/15/28 (c) (h) (i)	126	148
Gossamer Bio, Inc.
5.00%, 06/01/27 (c) (h)	734	547
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	85
HCA Inc.
5.38%, 02/01/25	20	20
7.69%, 06/15/25	50	53
5.25%, 06/15/26	60	60
4.50%, 02/15/27	50	48
5.63%, 09/01/28	10	10
3.50%, 09/01/30	40	34
7.50%, 11/15/95	170	177
Innoviva, Inc.
2.13%, 01/15/23 (c) (h)	734	723
2.13%, 03/15/28 (c) (h) (i)	1,210	1,039
Inotiv, Inc.
3.25%, 10/15/27 (c) (h) (i)	754	546
Insmed Incorporated
0.75%, 06/01/28 (c) (h)	1,667	1,391
Intercept Pharmaceuticals, Inc.
3.50%, 02/15/26 (c) (h) (i)	1,603	1,505
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 (c) (h) (j)	398	363
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (h)	964	685
MannKind Corporation
2.50%, 03/01/26 (c) (h)	1,985	1,943
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (h)	551	517
NuVasive, Inc.
1.00%, 06/01/23 (c) (h)	3,121	2,991
0.38%, 03/15/25 (c) (h)	860	771
Omeros Corporation
5.25%, 02/15/26 (c) (h)	887	520
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (h)	374	390
PetIQ, Inc.
4.00%, 06/01/26 (c) (h)	883	840
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (h)	900	813
Radiology Partners, Inc.
9.25%, 02/01/28 (i)	230	173
Revance Therapeutics, Inc.
1.75%, 02/15/27 (c) (h)	1,372	1,128
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 (c) (h) (i)	783	728
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	40	39
7.13%, 01/31/25	597	582
3.15%, 10/01/26	268	221
5.13%, 05/09/29 (k)	560	466
4.10%, 10/01/46	1,531	961
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	195	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	194	192
Travere Therapeutics, Inc.
2.25%, 03/01/29 (c) (h)	1,254	1,257
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	15
Varex Imaging Corporation
4.00%, 06/01/25 (c) (h)	1,685	2,049
Willis-Knighton Medical Center
4.81%, 09/01/48	60	60
		38,962
Consumer Discretionary 3.1%
Airbnb, Inc.
0.00%, 03/15/26 (c) (h) (j)	486	398
Alibaba Group Holding Limited
4.20%, 12/06/47	370	304
3.15%, 02/09/51	340	232
Amazon.com, Inc.
4.95%, 12/05/44	40	42
4.05%, 08/22/47	80	75
3.10%, 05/12/51	220	174
2.70%, 06/03/60	590	399
4.10%, 04/13/62	390	353
Carnival Corporation
7.63%, 03/01/26 (i)	40	31
5.75%, 03/01/27 (i)	320	231
10.50%, 06/01/30 (i)	300	247
Chegg, Inc.
0.00%, 09/01/26 (c) (h) (j)	1,360	995
CWT Travel Group Incorporated
8.50%, 11/19/26 (i)	52	47
Dealer Tire, LLC
8.00%, 02/01/28 (i)	235	203
Delivery Hero SE
1.00%, 04/30/26, EUR (h)	900	610
1.00%, 01/23/27, EUR (b) (h)	1,300	928
1.50%, 01/15/28, EUR (b) (h)	1,200	749
Fisker Group Inc.
2.50%, 09/15/26 (c) (h) (i)	2,092	1,251
Fiverr International Ltd
0.00%, 11/01/25 (c) (h) (j)	2,568	1,973
Ford Motor Company
3.25%, 02/12/32	10	7
GOL Equity Finance
3.75%, 07/15/24 (c) (h) (i)	1,641	1,204
Groupon, Inc.
1.13%, 03/15/26 (c) (h)	1,624	1,028
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	1,048	727
Guess ?, Inc.
2.00%, 04/15/24 (c) (h)	2,842	2,789
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (i)	10	9
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (h)	800	548
Las Vegas Sands Corp.
3.20%, 08/08/24	120	113
2.90%, 06/25/25	10	9
Li Auto Inc.
0.25%, 05/01/28 (c) (h)	1,673	2,481
Lucid Group, Inc.
1.25%, 12/15/26 (c) (h) (i)	3,548	2,124
Luminar Technologies, Inc.
1.25%, 12/15/26 (c) (h) (i)	723	414
Magallanes, Inc.
5.14%, 03/15/52 (i)	280	235
5.39%, 03/15/62 (i)	360	302
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	60	59
NCL Corporation Ltd.
1.13%, 02/15/27 (c) (h) (i)	2,410	1,535
2.50%, 02/15/27 (c) (h) (i)	887	610
NIO, Inc.
0.00%, 02/01/26 (c) (h) (j)	2,113	1,801
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (i)	330	293
Park River Holdings, Inc.
5.63%, 02/01/29 (i)	50	32
PetSmart, Inc.
7.75%, 02/15/29 (i)	250	226
Porch Group Inc
0.75%, 09/15/26 (c) (h) (i)	2,113	1,113
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (i)	110	78
5.88%, 09/01/31 (i)	85	59
PT Gajah Tunggal Tbk
8.95%, 06/23/26 (b)	200	150
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (c) (h)	2,215	2,004
5.50%, 08/31/26 (i)	70	51
5.38%, 07/15/27 (i)	230	167
Sands China Ltd.
5.13%, 08/08/25 (k) (l)	400	337
2.55%, 03/08/27 (i) (k) (l)	200	146
Shift Technologies, Inc.
4.75%, 05/15/26 (c) (h) (i)	1,305	557
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (i)	205	143
Tenneco Inc.
5.13%, 04/15/29 (i)	2,951	2,776
TKC Holdings, Inc.
10.50%, 05/15/29 (i)	140	115
VOC Escrow Ltd.
5.00%, 02/15/28 (i)	80	64
Wayfair Inc.
0.63%, 10/01/25 (c) (h)	951	635
0.63%, 10/01/25 (h)	926	618
Wesleyan University
4.78%, 07/01/16	60	55
Wheel Pros, Inc.
6.50%, 05/15/29 (i)	295	209
Xometry, Inc.
1.00%, 02/01/27 (c) (h) (i)	976	821
		35,886
Communication Services 2.9%
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (i)	400	312
Bandwidth Inc.
0.50%, 04/01/28 (c) (h)	1,613	955
CCO Holdings, LLC
5.13%, 05/01/27 (i)	50	47
4.50%, 08/15/30 (i)	10	8
4.75%, 02/01/32 (i)	10	8
4.50%, 05/01/32	160	130
4.25%, 01/15/34 (i)	140	108
Cengage Learning, Inc.
9.50%, 06/15/24 (i)	205	190
Charter Communications Operating, LLC
5.05%, 03/30/29	110	106
5.38%, 04/01/38	60	53
3.50%, 03/01/42	30	21
4.80%, 03/01/50	10	8
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (h)	1,521	1,946
Commscope, Inc.
4.75%, 09/01/29 (i)	10	8
CSC Holdings, LLC
6.50%, 02/01/29 (i)	200	182
4.13%, 12/01/30 (i)	280	218
DISH DBS Corporation
5.25%, 12/01/26 (i)	40	31
5.13%, 06/01/29	50	30
Dish Network Corporation
0.00%, 12/15/25 (c) (h) (j)	484	339
3.38%, 08/15/26 (c) (h)	1,017	685
Embarq Corporation
8.00%, 06/01/36	370	280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
fuboTV Inc.
3.25%, 02/15/26 (c) (h)	1,809	545
Liberty Broadband Corporation
1.25%, 09/30/50 (c) (h) (i)	2,696	2,541
2.75%, 09/30/50 (c) (h) (i)	1,953	1,880
Liberty Media Corporation
4.00%, 11/15/29 (c) (h)	1,865	895
3.75%, 02/15/30 (c) (h)	2,564	1,205
2.13%, 03/31/48 (c) (h) (i)	2,580	2,483
2.75%, 12/01/49 (c) (h) (i)	2,235	2,084
Magnite, Inc.
0.25%, 03/15/26 (c) (h)	646	478
MVC Acquisition Corp.
5.75%, 08/01/28 (i)	170	146
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (m)	400	224
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (c) (h) (i)	1,532	1,462
SEA, Ltd.
0.25%, 09/15/26 (c) (h)	2,402	1,755
Snap Inc.
0.00%, 05/01/27 (c) (h) (j)	726	513
0.13%, 03/01/28 (c) (h) (i)	2,846	2,004
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	21
Spotify USA Inc.
0.00%, 03/15/26 (c) (h) (j)	1,416	1,117
Sprint Corporation
7.88%, 09/15/23	20	21
8.75%, 03/15/32	50	60
Switch, Ltd.
3.75%, 09/15/28 (i)	1,414	1,399
4.13%, 06/15/29 (i)	10	10
TechTarget, Inc.
0.00%, 12/15/26 (c) (h) (i) (j)	1,772	1,414
TEGNA Inc.
4.63%, 03/15/28	1,206	1,128
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (b)	250	236
Telesat Canada
5.63%, 12/06/26 (i)	155	97
The Marcus Corporation
5.00%, 09/15/25 (c) (h) (i)	1,004	1,577
T-Mobile US, Inc.
2.25%, 02/15/26	10	9
2.63%, 02/15/29	40	34
2.88%, 02/15/31	230	191
3.50%, 04/15/31 (i)	60	52
Twitter, Inc.
3.88%, 12/15/27 (i)	1,065	1,005
5.00%, 03/01/30 (i)	654	621
Verizon Communications Inc.
4.50%, 08/10/33	20	20
3.85%, 11/01/42	10	8
4.13%, 08/15/46	100	89
4.00%, 03/22/50	20	17
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (i)	210	188
VTR Finance N.V.
6.38%, 07/15/28 (b)	250	180
		33,374
Financials 2.9%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	120
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (i) (n)	250	14
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (c) (h)	2,560	2,548
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (i)	375	245
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 08/02/22) (o) (p)	610	433
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (i) (p)	200	159
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (p)	300	266
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (i)	150	128
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (i) (p)	250	205
7.63%, (100, 01/10/28) (i) (p)	200	186
Bank of America Corporation
6.25%, (100, 09/05/24) (p)	100	97
4.08%, 03/20/51	10	9
BBVA USA
3.88%, 04/10/25	280	278
Citigroup Inc.
5.95%, (100, 05/15/25) (p)	950	887
8.13%, 07/15/39	201	264
Credit Agricole SA
8.13%, (100, 12/23/25) (h) (i) (p)	200	205
7.50%, (100, 06/23/26), GBP (b) (h) (p)	240	284
Credit Suisse Group AG
5.25%, (100, 02/11/27) (i) (p)	1,010	783
7.50%, (100, 07/17/23) (i) (p)	210	194
9.75%, (100, 06/23/27) (i) (p)	430	437
4.19%, 04/01/31 (h) (i)	250	222
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (i)	200	108
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (i)	200	97
Enel Finance International SA
6.00%, 10/07/39 (i)	150	150
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	240
EZCORP, Inc.
2.88%, 07/01/24 (c) (h)	1,441	1,483
Ford Motor Credit Company LLC
4.95%, 05/28/27	200	186
4.13%, 08/17/27	200	176
2.90%, 02/10/29	200	157
Gilex Holding SARL
8.50%, 05/02/23 (b)	200	196
Glencore Funding LLC
4.13%, 03/12/24 (i)	190	189
HCI Group, Inc.
4.75%, 06/01/42 (c) (h) (i)	744	766
Highlands Holdings Bond Issuer Limited
7.63%, 10/15/25 (i) (l) (m)	560	543
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (h)	2,609	2,552
HSBC Holdings PLC
4.58%, 06/19/29 (h)	200	193
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (p)	250	199
JPMorgan Chase & Co.
2.52%, 04/22/31	60	51
3.90%, 01/23/49	40	34
JPMorgan Chase Bank, National Association
0.00%, 12/28/23 (b) (h) (j)	1,200	1,137
KKR Real Estate Finance Trust Inc.
6.13%, 05/15/23 (c) (h)	985	977
LendingTree, Inc.
0.50%, 07/15/25 (c) (h)	2,077	1,409
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (p)	200	196
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	450	363
Morgan Stanley
2.19%, 04/28/26	300	281
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	130
Petrobras Global Finance B.V.
7.38%, 01/17/27	120	127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
6.00%, 01/27/28	50	50
6.90%, 03/19/49	180	161
6.85%, 06/05/15	150	124
PT ABM Investama Tbk.
9.50%, 08/05/26 (i)	200	177
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (h)	2,821	2,757
7.75%, 06/15/27 (c) (h) (i)	588	512
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 08/17/22) (b) (p)	200	115
Starwood Property Trust, Inc.
4.38%, 04/01/23 (c) (h)	1,127	1,106
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (i)	150	145
The Goldman Sachs Group, Inc.
4.00%, (3 Month USD LIBOR + 0.77%), (100, 08/18/22) (o) (p)	8	6
2.38%, 07/21/32	380	308
6.75%, 10/01/37	120	133
3.21%, 04/22/42	10	8
5.15%, 05/22/45	280	266
4.75%, 10/21/45	20	19
The PRA Group, Inc.
3.50%, 06/01/23 (c) (h)	2,906	2,927
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h)	200	200
The Vanguard Group, Inc.
3.05%, 08/22/50 (e)	250	184
Two Harbors Investment Corp.
6.25%, 01/15/26 (c) (h)	1,572	1,426
UBS Group Funding (Switzerland) AG
7.00%, (100, 02/19/25) (b) (h) (p)	200	198
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (k) (p)	200	64
Upstart Holdings, Inc.
0.25%, 08/15/26 (c) (h) (i)	1,272	709
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (h)	1,272	1,194
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (i)	200	164
Wells Fargo & Company
5.88%, (100, 06/15/25) (p)	101	98
4.65%, 11/04/44	120	108
Zip Co Limited
0.00%, 04/23/28, AUD (b) (h) (j)	1,200	269
		33,332
Information Technology 2.6%
Affirm Holdings, Inc.
0.00%, 11/15/26 (c) (h) (i) (j)	1,477	842
Altair Engineering Inc.
1.75%, 06/15/27 (c) (h) (i)	266	258
Alteryx, Inc.
0.50%, 08/01/24 (c) (h)	1,790	1,563
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (h)	1,600	1,204
Bentley Systems, Incorporated
0.38%, 07/01/27 (c) (h) (i)	1,124	882
Blackline, Inc.
0.00%, 03/15/26 (c) (h) (j)	787	627
Broadcom Inc.
3.19%, 11/15/36 (i)	9	7
Castle United States Holding Corporation
9.50%, 02/15/28 (i)	365	316
Coupa Software Incorporated
0.13%, 06/15/25 (c) (h)	1,101	911
0.38%, 06/15/26 (c) (h)	1,286	963
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (h) (i) (j)	2,540	1,874
Dye & Durham Limited
3.75%, 03/01/26, CAD (h) (i)	1,776	1,118
Endure Digital, Inc.
6.00%, 02/15/29 (i)	370	268
Envestnet, Inc.
0.75%, 08/15/25 (c) (h)	498	423
Everbridge, Inc.
0.13%, 12/15/24 (c) (h)	1,589	1,385
I3 Verticals, LLC
1.00%, 02/15/25 (c) (h)	1,012	949
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (h)	946	786
MoneyGram International, Inc.
5.38%, 08/01/26 (i)	1,937	1,841
Nutanix, Inc.
0.25%, 10/01/27 (c) (h) (i)	968	662
Osi Systems, Inc.
1.25%, 09/01/22 (c) (h)	1,600	1,596
Palo Alto Networks, Inc.
0.75%, 07/01/23 (c) (h)	3,056	5,728
PAR Technology Corporation
1.50%, 10/15/27 (c) (h)	1,164	939
Repay Holdings Corporation
0.00%, 02/01/26 (c) (h) (i) (j)	1,671	1,294
RingCentral, Inc.
0.00%, 03/01/25 (c) (h) (j)	986	812
Sabre GLBL Inc.
7.38%, 09/01/25 (i)	90	83
SunPower Corporation
4.00%, 01/15/23 (c) (h)	1,199	1,222
Veeco Instruments Inc.
3.75%, 06/01/27 (c) (h)	763	1,272
Veritone, Inc.
1.75%, 11/15/26 (c) (h) (i)	1,029	674
Virtusa Corporation
7.13%, 12/15/28 (i)	195	157
		30,656
Industrials 2.3%
3M Company
3.70%, 04/15/50	40	34
American Airlines Group Inc.
6.50%, 07/01/25 (c) (h)	1,080	1,145
Array Tech, Inc.
1.00%, 12/01/28 (c) (h) (i)	1,067	742
Artera Services, LLC
9.03%, 12/04/25 (i)	80	65
Bloom Energy Corporation
2.50%, 08/15/25 (c) (h)	766	943
Builders FirstSource, Inc.
4.25%, 02/01/32 (i)	10	8
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (h)	12,000	1,653
Copa Holdings, S.A.
4.50%, 04/15/25 (c) (h)	1,468	2,076
Delta Air Lines, Inc.
7.00%, 05/01/25 (i)	140	142
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (c) (h)	1,258	1,988
Elance, Inc.
0.25%, 08/15/26 (c) (h) (i)	918	704
Fideicomiso F/80460
5.50%, 07/31/47 (b)	200	137
General Dynamics Corporation
4.25%, 04/01/40	10	10
Granite Construction Incorporated
2.75%, 11/01/24 (c) (h)	862	948
H&E Equipment Services, Inc.
3.88%, 12/15/28 (i)	10	8
JetBlue Airways Corporation
0.50%, 04/01/26 (c) (h)	322	236
Kaman Corporation
3.25%, 05/01/24 (c) (h)	3,521	3,314
Meritor, Inc.
4.50%, 12/15/28 (i)	981	965
Park Aerospace Holdings Limited
5.25%, 08/15/22 (i)	4	4
4.50%, 03/15/23 (i)	20	20
5.50%, 02/15/24 (i)	50	50

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Parsons Corporation
0.25%, 08/15/25 (c) (h)	153	161
Patrick Industries, Inc.
1.00%, 02/01/23 (c) (h)	795	782
Plug Power Inc.
3.75%, 06/01/25 (c) (h)	1,919	6,418
Simpar Europe
5.20%, 01/26/31 (b)	200	156
SkyMiles IP Ltd.
4.50%, 10/20/25 (i)	140	136
4.75%, 10/20/28 (i)	110	104
Spirit Airlines, Inc.
8.00%, 09/20/25 (i)	48	49
The Boeing Company
4.88%, 05/01/25 (k)	300	299
2.70%, 02/01/27	70	62
5.15%, 05/01/30 (k)	160	154
3.25%, 02/01/35	90	68
3.55%, 03/01/38	20	15
5.71%, 05/01/40 (k)	140	131
5.81%, 05/01/50 (k)	170	156
5.93%, 05/01/60 (k)	30	27
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (h)	1,042	972
Triumph Group, Inc.
6.25%, 09/15/24 (i)	295	264
7.75%, 08/15/25	75	58
United Airlines Pass Through Trust
4.38%, 04/15/26 (i)	370	328
4.63%, 04/15/29 (i)	130	110
United Rentals (North America), Inc.
3.88%, 11/15/27	20	19
5.25%, 01/15/30	100	93
United Rentals, Inc.
3.88%, 02/15/31	160	135
Virgin Galactic Holdings, Inc.
2.50%, 02/01/27 (c) (h) (i)	548	352
XPO Cnw, Inc.
6.70%, 05/01/34	120	112
XPO Logistics, Inc.
6.25%, 05/01/25 (i)	5	5
		26,358
Energy 1.7%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (i)	250	183
Apache Corporation
7.75%, 12/15/29	610	645
6.00%, 01/15/37	40	37
5.10%, 09/01/40	420	355
5.25%, 02/01/42	110	92
4.75%, 04/15/43	320	249
4.25%, 01/15/44	90	67
7.38%, 08/15/47	100	99
5.35%, 07/01/49	80	64
Berry Petroleum Co.
7.00%, 02/15/26 (i)	70	63
Blue Racer Midstream, LLC
7.63%, 12/15/25 (i)	50	48
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (i)	50	39
Cheniere Energy, Inc.
4.63%, 10/15/28	30	27
CNX Resources Corporation
2.25%, 05/01/26 (c) (h)	124	180
Continental Resources, Inc.
5.75%, 01/15/31 (i)	90	87
4.90%, 06/01/44	100	79
DCP Midstream, LLC
6.45%, 11/03/36 (i)	40	38
DCP Midstream, LP
7.38%, (100, 12/15/22) (p)	80	71
6.75%, 09/15/37 (i)	130	124
Devon Energy Corporation
8.25%, 08/01/23	150	156
5.85%, 12/15/25	20	21
5.25%, 10/15/27	32	32
5.88%, 06/15/28	39	40
4.50%, 01/15/30	26	25
7.95%, 04/15/32	30	36
5.00%, 06/15/45	250	232
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	94
Ecopetrol S.A.
5.38%, 06/26/26	50	46
5.88%, 05/28/45 - 11/02/51	500	337
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	146	123
Energy Transfer LP
6.50%, (100, 08/15/26) (p)	340	303
6.63%, (100, 02/15/28) (p)	320	239
6.75%, (100, 05/15/25) (p)	270	225
7.13%, (100, 05/15/30) (p)	400	344
6.50%, 02/01/42	60	60
6.00%, 06/15/48	20	19
6.25%, 04/15/49	20	19
Enfragen Energia Sur SA.
5.38%, 12/30/30 (b)	400	267
Enterprise Products Operating LLC
4.15%, 10/16/28	20	19
6.13%, 10/15/39	60	64
5.95%, 02/01/41	140	145
3.30%, 02/15/53	90	65
EQT Corporation
3.13%, 05/15/26 (i)	200	188
5.00%, 01/15/29	220	213
7.50%, 02/01/30 (k) (l)	200	215
3.63%, 05/15/31 (i)	50	44
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	200	176
7.75%, 05/23/27 (i)	200	176
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (g)	6	6
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (c) (h)	1,882	1,809
Hunt Oil USA, Inc.
6.38%, 06/01/28 (b)	183	169
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	60
6.95%, 01/15/38	10	11
Kosmos Energy Ltd.
7.50%, 03/01/28 (b)	200	164
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	400	321
MEG Energy Corp.
5.88%, 02/01/29 (i)	10	9
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	121
4.70%, 04/15/48	110	93
NGD Holdings B.V.
6.75%, 12/31/26 (b)	100	44
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	430	387
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (i)	60	56
Occidental Petroleum Corporation
6.95%, 07/01/24	120	124
5.55%, 03/15/26	50	50
3.20%, 08/15/26	80	72
6.63%, 09/01/30	240	247
6.13%, 01/01/31	490	497
0.00%, 10/10/36 (j)	2,110	1,047
6.20%, 03/15/40	90	89
4.50%, 07/15/44	260	206
4.63%, 06/15/45	360	292
6.60%, 03/15/46	150	159
4.40%, 04/15/46	190	154
4.10%, 02/15/47	50	39
4.20%, 03/15/48	250	194
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Peabody Energy Corporation
3.25%, 03/01/28 (c) (h) (i)	1,513	1,974
PERU LNG
5.38%, 03/22/30 (b)	200	162
Petrobras Global Finance B.V.
5.50%, 06/10/51	150	114
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	400	271
Petróleos Mexicanos
6.38%, 01/23/45	380	230
6.75%, 09/21/47	250	154
Plains All American Pipeline, L.P.
6.13%, (100, 11/15/22) (p)	90	65
6.70%, 05/15/36	50	49
PT Pertamina (Persero)
4.15%, 02/25/60 (b)	200	148
Range Resources Corporation
5.00%, 03/15/23	60	60
8.25%, 01/15/29	100	102
Shell International Finance B.V.
2.75%, 04/06/30	20	18
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (i)	250	186
Southwestern Energy Company
4.75%, 02/01/32	840	719
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	39
6.10%, 02/15/42	40	38
5.40%, 10/01/47	60	53
Targa Resources Corp
5.50%, 03/01/30	20	19
4.88%, 02/01/31	40	36
4.00%, 01/15/32	10	9
Tecila Sociedad Anonima
8.50%, 06/27/29 (b)	50	32
7.00%, 12/15/47 (b)	350	169
The Williams Companies, Inc.
7.50%, 01/15/31	40	46
8.75%, 03/15/32	140	176
5.75%, 06/24/44	70	70
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	77
Tullow Oil PLC
10.25%, 05/15/26 (i)	200	192
UEP Penonome II S.A.
6.50%, 10/01/38 (i)	190	177
Western Midstream Operating, LP
3.60%, 02/01/25 (k) (l)	30	28
3.95%, 06/01/25	90	85
4.65%, 07/01/26	10	9
4.50%, 03/01/28	100	90
5.45%, 04/01/44	200	166
5.30%, 03/01/48	80	64
5.50%, 08/15/48	140	114
5.75%, 02/01/50 (k) (l)	610	493
Williams Partners L.P.
6.30%, 04/15/40	70	74
5.10%, 09/15/45	150	140
		19,538
Materials 1.2%
Amyris, Inc.
1.50%, 11/15/26 (c) (h) (i)	2,248	911
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (i)	210	147
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (i)	300	234
Cap S.A.
3.90%, 04/27/31 (b)	200	157
Century Aluminum Company
2.75%, 05/01/28 (c) (h)	687	536
Danimer Scientific, Inc.
3.25%, 12/15/26 (c) (h) (i)	763	542
First Quantum Minerals Ltd
7.50%, 04/01/25 (i)	200	189
6.88%, 10/15/27 (i)	220	197
Freeport-McMoRan Inc.
4.63%, 08/01/30	20	19
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	235	186
Lithium Americas Corp.
1.75%, 01/15/27 (c) (h) (i)	1,048	872
Livent Corporation
4.13%, 07/15/25 (c) (h)	1,541	4,209
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd
2.50%, 04/15/26 (c) (h) (i)	937	969
Metinvest B.V.
7.75%, 10/17/29 (b)	350	184
MP Materials Corp.
0.25%, 04/01/26 (c) (h) (i)	964	949
OCP S.A.
5.13%, 06/23/51 (b)	450	298
Osisko Gold Royalties Ltd
4.00%, 12/31/22, CAD (h)	550	425
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (i)	135	94
United States Steel Corporation
5.00%, 11/01/26 (c) (h)	1,825	2,820
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (i)	200	120
Vibrantz Technologies Inc.
9.00%, 02/15/30 (i)	145	103
Yamana Gold Inc.
4.63%, 12/15/27	80	77
		14,238
Consumer Staples 1.1%
Altria Group, Inc.
4.40%, 02/14/26	21	21
2.45%, 02/04/32	10	8
5.80%, 02/14/39	80	73
5.95%, 02/14/49	10	9
6.20%, 02/14/59	161	150
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	99
5.55%, 01/23/49	10	10
4.50%, 06/01/50	170	153
5.80%, 01/23/59	40	42
Avid SPV, LLC
1.25%, 03/15/26 (c) (h) (i)	1,354	1,340
BAT Capital Corp.
3.56%, 08/15/27	110	101
4.54%, 08/15/47	70	51
California Institute of Technology
3.65%, 09/01/19	90	67
Camposol SA
6.00%, 02/03/27 (b)	350	294
Coruripe Netherlands B.V.
10.00%, 02/10/27 (b)	200	173
Coty Inc.
6.50%, 04/15/26 (i)	35	32
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (i)	250	199
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (h)	2,811	2,486
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	11
5.00%, 06/04/42	30	27
Kraft Heinz Foods Company
4.25%, 03/01/31	10	10
5.20%, 07/15/45	60	56
4.38%, 06/01/46	60	50
5.50%, 06/01/50	20	19
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (i)	330	246
Movida Europe S.A.
5.25%, 02/08/31 (b)	200	155
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	120	95

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Pyxus International, Inc.
10.00%, 08/24/24	97	79
SSMS Plantation Holdings Pte. Ltd.
7.75%, 01/23/23 (b)	200	174
The Beauty Health Company
1.25%, 10/01/26 (c) (h) (i)	2,547	2,071
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (c) (h)	3,484	3,865
The Fresh Market, Inc.
9.75%, 05/01/23 (i)	212	212
Treehouse Foods, Inc.
4.00%, 09/01/28	517	422
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	140	100
		12,900
Real Estate 0.8%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (b) (p)	200	42
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (c) (h)	696	706
Central China Real Estate Limited
7.25%, 07/16/24 (b)	200	64
CTR Partnership, L.P.
3.88%, 06/30/28 (i)	30	25
Hat Holdings I LLC
0.00%, 05/01/25 (c) (h) (i) (j)	649	630
Jababeka International B.V.
6.50%, 10/05/23 (b)	200	130
MPT Operating Partnership, L.P.
5.00%, 10/15/27	20	18
3.50%, 03/15/31	60	47
Open Doors Technology Inc.
0.25%, 08/15/26 (c) (h) (i)	2,370	1,361
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (h)	1,590	1,435
PennyMac Corp.
5.50%, 11/01/24 - 03/15/26 (c) (h)	3,319	2,996
Realogy Group LLC
0.25%, 06/15/26 (c) (h)	1,465	1,072
Redfin Corporation
0.50%, 04/01/27 (c) (h)	1,681	783
Ronshine China Holdings Limited
6.75%, 08/05/24 (b)	200	23
Summit Hotel TRS 005, LLC
1.50%, 02/15/26 (c) (h)	482	411
Yuzhou Properties Company Limited
0.00%, 05/27/25 (a) (b) (n)	200	14
		9,757
Utilities 0.1%
Cameron LNG, LLC
3.30%, 01/15/35 (i)	20	17
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	250	87
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	265
FirstEnergy Corp.
4.40%, 07/15/27 (k) (l)	100	94
Inkia Energy Limited
5.88%, 11/09/27 (b)	200	181
Instituto Costarricense de Electricidad
6.38%, 05/15/43 (b)	200	153
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	218	202
Mercury Chile Holdco LLC
6.50%, 01/24/27 (i)	200	171
Pacific Gas And Electric Company
3.30%, 08/01/40	20	14
		1,184
Total Corporate Bonds And Notes (cost $297,595)		256,185
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.1%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 1.90%, (1 Month USD LIBOR + 0.28%), 07/25/36 (l) (o)	2,102	1,701
AGL CLO 6 LTD
Series 2020-ER-6A, 7.56%, (3 Month USD LIBOR + 6.50%), 07/20/34 (o)	210	182
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 5.32%, (1 Month USD LIBOR + 4.00%), 04/17/23 (o)	819	795
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,481
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,680
Apidos CLO XXIV
Series 2016-DR-24A, 6.86%, (3 Month USD LIBOR + 5.80%), 10/21/30 (o)	500	415
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	186
AREIT Trust
Series 2019-D-CRE3, 3.54%, (SOFR 30-Day Average + 2.76%), 07/14/22 (l) (o)	350	333
Bain Capital Credit CLO
Series 2021-E-4A, 7.56%, (3 Month USD LIBOR + 6.50%), 10/20/34 (o)	300	259
Bain Capital Credit CLO 2019-3 Ltd
Series 2019-ER-3A, 8.20%, (3 Month USD LIBOR + 7.10%), 10/23/34 (o)	500	448
Bain Capital Credit CLO 2022-3 Ltd
Series 2022-E-3A, 8.46%, (SOFR 90-Day Average + 7.35%), 07/17/35 (o)	500	448
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 1.67%, 07/28/27 (o)	839	786
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	152
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (o)	1,117	54
Barings CLO Ltd
Series 2018-E-3A, 6.81%, (3 Month USD LIBOR + 5.75%), 07/20/29 (o)	500	436
BBCMS Trust
Series 2018-E-CBM, REMIC, 4.87%, (1 Month USD LIBOR + 3.55%), 07/15/37 (l) (o)	470	447
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.95%, 07/17/28 (o)	377	295
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	299
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	351
Benchmark Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.91%, 12/15/62 (o)	17,502	631
BHP Trust
Series 2019-E-BXHP, REMIC, 3.89%, (1 Month USD LIBOR + 2.57%), 08/15/36 (o)	132	123
BRAVO Residential Funding Trust 2022-RPL1
Series 2022-A-R1, 3.13%, 01/29/25	326	308
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 5.17%, (1 Month USD LIBOR + 3.85%), 08/15/23 (o)	350	308
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 4.92%, (1 Month USD LIBOR + 3.60%), 04/17/34 (o)	481	451
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 5.57%, (1 Month USD LIBOR + 4.25%), 07/15/34 (l) (o)	425	416
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (o)	252	202
BX Trust 2021-ARIA
Series 2021-G-ARIA, REMIC, 4.47%, (1 Month USD LIBOR + 3.14%), 10/16/23 (o)	260	233
Canyon Capital CLO Ltd
Series 2014-DR-1A, 6.79%, (3 Month USD LIBOR + 5.50%), 01/30/31 (o)	700	564

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 6.76%, (3 Month USD LIBOR + 5.35%), 05/15/31 (o)	1,000	798
Carlyle US CLO 2020-2 Ltd.
Series 2020-DR-2A, 7.88%, (3 Month USD LIBOR + 6.70%), 01/25/35 (o)	1,500	1,312
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,882
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (l)	1,248	864
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.08%, 11/18/52 (o)	3,080	157
Chenango Park CLO, Ltd
Series 2018-D-1A, 6.84%, (3 Month USD LIBOR + 5.80%), 04/15/30 (o)	1,000	853
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 1.21%, 05/25/35 (o)	231	179
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,004	583
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 7.18%, (3 Month USD LIBOR + 6.00%), 04/25/33 (o)	500	438
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (o)	291	258
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (o)	500	331
Series 2018-F-TBR, REMIC, 4.97%, (1 Month USD LIBOR + 3.65%), 12/15/36 (o)	524	502
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.58%, 03/10/51 (o)	2,522	162
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 1.68%, (1 Month USD LIBOR + 0.06%), 07/25/45 (l) (o)	2,646	1,973
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (o)	1,000	175
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,380
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 3.50%, (1 Month USD LIBOR + 2.18%), 09/15/33 (o)	1,000	939
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	115	119
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 8.52%, (1 Month USD LIBOR + 7.00%), 12/15/22 (o)	559	550
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (o)	344	326
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (o)	1,000	801
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (o)	338	274
CSMC Trust
Series 2017-F-CHOP, REMIC, 5.92%, (1 Month USD LIBOR + 4.35%), 07/15/32 (l) (o)	430	396
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 1.88%, (1 Month USD LIBOR + 0.26%), 12/25/36 (l) (o)	261	236
CWABS, Inc.
Series 2003-3A-2, REMIC, 2.12%, (1 Month USD LIBOR + 0.50%), 08/26/33 (l) (o)	80	79
DOLP Trust 2021-NYC
Series 2021-F-NYC, 3.70%, 05/10/41	375	276
Series 2021-G-NYC, 3.70%, 05/10/41	375	257
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 7.16%, (3 Month USD LIBOR + 5.75%), 08/15/31 (i) (o)	500	428
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (o)	520	379
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (o)	650	439
Elmwood CLO IX Ltd
Series 2021-E-2A, 7.01%, (3 Month USD LIBOR + 5.95%), 07/20/34 (o)	500	436
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	259
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (o)	99	86
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 9.92%, (1 Month USD LIBOR + 8.80%), 01/25/23 (o)	1,000	1,008
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 6.92%, (1 Month USD LIBOR + 5.80%), 11/25/28 (o)	698	695
Galaxy XIX CLO Ltd
Series 2015-D1R-19A, 7.71%, (3 Month USD LIBOR + 6.53%), 07/24/30 (o)	500	416
Gilbert Park CLO Ltd
Series 2017-E-1A, 7.44%, (3 Month USD LIBOR + 6.40%), 10/15/30 (o)	500	462
GoldenTree Loan Management US CLO 8, Ltd.
Series 2020-FR-8A, 9.11%, (3 Month USD LIBOR + 8.05%), 10/20/34 (o)	300	258
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 2.18%, (1 Month USD LIBOR + 0.56%), 11/25/45 (l) (o)	372	257
GS Mortgage Securities Corp II
Series 2021-H-ARDN, REMIC, 6.49%, (1 Month USD LIBOR + 5.93%), 11/15/23 (o)	500	480
GS Mortgage Securities Corp Trust
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	732
Series 2018-C-SRP5, REMIC, 5.32%, (1 Month USD LIBOR + 3.75%), 09/15/31 (l) (o)	665	192
GS Mortgage Securities Corp Trust 2018-LUAU
Series 2018-G-LUAU, REMIC, 5.77%, (1 Month USD LIBOR + 4.45%), 11/15/32 (l) (o)	104	100
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 5.87%, (1 Month USD LIBOR + 4.55%), 10/15/36 (o)	500	480
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.67%, 11/10/47 (o)	346	242
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.45%, 02/12/48 (o)	800	719
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.53%, 12/17/54 (o)	3,608	380
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,659	1,031
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 4.07%, (1 Month USD LIBOR + 2.75%), 05/17/38 (l) (o)	493	455
Hayfin US XII Ltd
Series 2021-E-14A, 8.24%, (3 Month USD LIBOR + 7.18%), 07/20/34 (o)	490	443
Highbridge Loan Management Ltd
Series 2013-DR-2A, 7.66%, (3 Month USD LIBOR + 6.60%), 10/22/29 (o)	1,000	837
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (l)	2,503	2,500
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	1,000	586
HPS Loan Management, Ltd.
Series 13A-E-18, 6.54%, (3 Month USD LIBOR + 5.50%), 10/15/30 (o)	900	750
Series 6A-DR-2015, 6.46%, (3 Month USD LIBOR + 5.10%), 02/05/31 (i) (o)	1,000	832
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 2.37%, (1 Month USD LIBOR + 0.75%), 10/25/35 (l) (o)	276	269
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	80
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (o)	85	81
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (o)	99	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (o)	104	93
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (o)	114	100
Series 2011-E-C3, REMIC, 5.71%, 02/16/46 (o)	334	99
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-F-HTL5, 5.59%, (1 Month USD LIBOR + 4.27%), 11/15/23 (o)	140	129
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (o)	347	3
Series 2019-F-MFP, REMIC, 4.32%, (1 Month USD LIBOR + 3.00%), 07/15/36 (o)	582	538
Series 2019-G-MFP, REMIC, 5.37%, (1 Month USD LIBOR + 4.05%), 07/15/36 (o)	347	331
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
Series 2021-F-NYAH, REMIC, 2.75%, 06/15/38 (o)	136	128
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (o)	650	507
Interest Only, Series 2015-XA-C32, REMIC, 1.29%, 11/18/48 (o)	21,499	470
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 1.01%, 11/18/47 (o)	10,150	135
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 4.02%, 12/17/24 (o)	348	312
Keycorp Student Loan Trust
Series 2005-2C-A, 3.50%, (3 Month USD LIBOR + 1.30%), 12/27/38 (o)	355	329
LCM XVII Limited Partnership
Series ER-17A, 7.04%, (3 Month USD LIBOR + 6.00%), 10/15/31 (o)	500	401
LCM XX Limited Partnership
Series ER-20A, 6.51%, (3 Month USD LIBOR + 5.45%), 10/20/27 (o)	500	453
Legacy Mortgage Asset Trust
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (l)	4,100	4,101
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 2.12%, (1 Month USD LIBOR + 0.50%), 09/25/36 (o)	698	336
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 1.93%, (1 Month USD LIBOR + 0.31%), 03/25/37 (o)	10,768	1,819
Interest Only, Series 2007-2A13-2, REMIC, 5.07%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (o)	10,852	1,671
Madison Park Funding Ltd
Series 2021-E-48A, 7.29%, (3 Month USD LIBOR + 6.25%), 04/19/33 (o)	1,000	895
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 6.94%, (3 Month USD LIBOR + 5.80%), 10/22/30 (o)	500	434
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 7.39%, (3 Month USD LIBOR + 6.35%), 07/17/34 (o)	500	444
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 7.74%, (3 Month USD LIBOR + 6.70%), 01/15/33 (o)	500	446
Madison Park Funding XXVI, Ltd.
Series 2017-ER-26A, 7.74%, (3 Month USD LIBOR + 6.50%), 07/29/30 (o)	500	449
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 6.57%, (1 Month USD LIBOR + 5.25%), 11/15/23 (o)	550	499
Milos CLO, Ltd.
Series 2017-ER-1A, 7.21%, (3 Month USD LIBOR + 6.15%), 10/21/30 (o)	500	429
Morgan Stanley
Series 2006-A1-13AX, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 10/25/36 (l) (o)	4,392	1,502
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	423
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	264
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.63%, 08/17/49 (o)	17,225	744
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	410
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	553	531
Myers Park CLO, Ltd.
Series 2018-E-1A, 6.56%, (3 Month USD LIBOR + 5.50%), 10/21/30 (o)	1,000	865
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (o)	420	378
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	176
Navigator Aircraft ABS Ltd
Series 2021-B-1, 3.57%, 11/15/28 (l)	290	238
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 6.81%, (3 Month USD LIBOR + 5.75%), 07/21/31 (o)	500	438
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 7.06%, (3 Month USD LIBOR + 6.00%), 10/16/34 (o)	940	821
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 02/25/36 (l) (o)	6,993	1,088
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (l)	3,080	1,003
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 10/25/36 (l) (o)	3,623	2,003
Octagon 57 Ltd
Series 2021-E-1A, 7.64%, (3 Month USD LIBOR + 6.60%), 10/16/34 (o)	1,500	1,307
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 8.20%, (3 Month USD LIBOR + 6.80%), 05/12/31 (o)	500	443
Octagon Investment Partners 40, Ltd.
Series 2019-ER-1A, 8.06%, (3 Month USD LIBOR + 7.00%), 01/20/35 (o)	1,000	887
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 6.79%, (3 Month USD LIBOR + 5.75%), 07/17/30 (o)	500	420
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (o)	1,500	230
OHA Credit Funding 3 LTD
Series 2019-ER-3A, 7.31%, (3 Month USD LIBOR + 6.25%), 07/02/35 (o)	1,000	879
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	1,074
Peace Park CLO Ltd
Series 2021-E-1A, 6.25%, (3 Month USD LIBOR + 6.00%), 10/20/34 (o)	360	314
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	1,005	701
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,530
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	3,986
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (l)	220	212
Reese Park CLO, Ltd.
Series 2020-ER-1A, 7.54%, (3 Month USD LIBOR + 6.50%), 10/16/34 (o)	500	446
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 2.15%, (1 Month USD LIBOR + 0.53%), 08/25/36 (l) (o)	207	199
Rockland Park Limited
Series 2021-E-1A, 6.50%, (3 Month USD LIBOR + 6.25%), 04/20/34 (o)	500	439

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
RR 18 Ltd
Series 2021-D-18A, 6.37%, (3 Month USD LIBOR + 6.25%), 10/16/34 (o)	360	318
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (o)	4,191	2,693
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,382
Series 2021-D2-A, 3.86%, 01/15/53	290	269
SMR 2022-IND Mortgage Trust
Series 2022-F-IND, REMIC, 6.78%, (SOFR 30-Day Average + 6.00%), 02/15/24 (o)	123	120
Series 2022-G-IND, REMIC, 8.28%, (SOFR 30-Day Average + 7.50%), 02/15/24 (o)	965	938
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (q)	50	844
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (o) (q)	100	580
Series 2018-R1-A, 0.00%, 02/25/42 (i) (q)	21	467
Series 2018-R2-A, 0.00%, 02/25/42 (q)	6	138
Sound Point CLO Ltd
Series 2021-E-4A, 7.88%, (3 Month USD LIBOR + 6.70%), 10/25/34 (o)	500	437
Sound Point CLO XXIII
Series 2019-ER-2A, 7.51%, (3 Month USD LIBOR + 6.47%), 07/17/34 (o)	500	430
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (o)	1,200	1,131
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-J-MFP2, REMIC, 5.24%, (1 Month USD LIBOR + 3.92%), 11/17/36 (o)	400	385
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (o)	3,767	2,957
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.23%, 01/25/35 (o)	1,333	1,240
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 6.79%, (3 Month USD LIBOR + 5.75%), 07/15/30 (o)	500	421
Series 2014-ER2-3A, 7.36%, (3 Month USD LIBOR + 6.22%), 10/22/31 (o)	500	407
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,845
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 5.07%, (1 Month USD LIBOR + 4.20%), 03/15/24 (o)	499	450
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (l)	2,400	2,363
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.04%, 03/17/28 (o)	353	330
Unity-Peace Park CLO Ltd
Series 2022-E-1A, 8.16%, 04/20/35 (o)	500	449
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	913
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	314	302
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	182	178
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (o)	508	475
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (o)	276	261
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	405	381
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (o)	475	436
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (o)	1,800	1,790
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (l)	2,000	1,908
Voya CLO Ltd
Series 2019-E-2A, 7.66%, (3 Month USD LIBOR + 6.60%), 07/20/32 (o)	500	440
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (o)	293	261
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	389
Series 2016-C-C34, REMIC, 5.24%, 04/17/26 (o)	838	785
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	386
WFRBS Commercial Mortgage Trust 2012-C8
Series 2012-E-C8, REMIC, 5.03%, 08/17/45 (o)	500	498
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (l)	771	670
Total Non-U.S. Government Agency Asset-Backed Securities (cost $150,956)		128,657
GOVERNMENT AND AGENCY OBLIGATIONS 8.4%
U.S. Treasury Bond 3.2%
Treasury, United States Department of
1.13%, 08/15/40	750	518
2.25%, 05/15/41 - 02/15/52	7,264	5,986
1.75%, 08/15/41	3,280	2,494
2.00%, 11/15/41 - 08/15/51	3,750	2,950
3.63%, 08/15/43	30	31
3.00%, 05/15/45	1,480	1,372
2.88%, 05/15/49 - 05/15/52	1,057	994
1.25%, 05/15/50 (c)	4,570	2,906
1.38%, 08/15/50	560	369
1.63%, 11/15/50	12,990	9,134
1.88%, 02/15/51 - 11/15/51	13,073	9,808
2.38%, 05/15/51	90	76
		36,638
Sovereign 1.9%
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (b)	300	74
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	660	396
1.75%, 06/21/51, AUD (b)	520	231
Gabon, Government of
7.00%, 11/24/31 (i)	350	256
Ghana, Government of
8.95%, 03/26/51 (i)	250	118
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (i) (l)	435	131
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	79,080	3,448
8.00%, 11/07/47, MXN	26,270	1,165
4.40%, 02/12/52	300	222
Kuwait, Government of
3.50%, 03/20/27 (i)	200	200
Ministry of Finance of the Russian Federation
0.00%, 09/16/26 - 03/16/39, RUB (a) (n)	1,067,534	1,650
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (i)	290	217
6.13%, 06/15/33 (i)	200	157
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	209
10.00%, 01/01/27, BRL	601	99
5.00%, 01/27/45	830	594
4.75%, 01/14/50 (k)	500	339
Presidencia De La Nacion
1.00%, 07/09/29	95	21
0.50%, 07/09/30 (l)	599	137
1.13%, 07/09/35 (l)	689	147
2.00%, 01/09/38 (l)	308	87
Presidencia de la República de Colombia
4.13%, 02/22/42	200	124
5.00%, 06/15/45	200	131
Presidencia de la Republica Dominicana
6.00%, 02/22/33 (i)	150	125
5.30%, 01/21/41 (b)	150	104
6.40%, 06/05/49 (i)	200	150
5.88%, 01/30/60 (i)	210	144
South Africa, Parliament of
5.65%, 09/27/47	350	239
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	76
3.31%, 11/30/25, CNY	2,000	306
3.48%, 06/29/27, CNH	4,000	614
4.29%, 05/22/29, CNH	1,000	161
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	24,235,000	1,728

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
7.00%, 05/15/27, IDR	28,075,000	1,937
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,348
6.50%, 02/15/31, IDR	21,167,000	1,354
7.38%, 05/15/48, IDR	30,000	2
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	18,560	2,644
		22,085
Collateralized Mortgage Obligations 1.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 6.93%, (SOFR 30-Day Average + 6.00%), 12/26/41 (o)	1,250	1,020
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 10.78%, (SOFR 30-Day Average + 9.85%), 03/25/42 (o)	1,000	959
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 2.73%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (o)	699	617
Series 2021-B1-DNA5, REMIC, 3.98%, (SOFR 30-Day Average + 3.05%), 01/25/34 (o)	250	214
Interest Only, Series SG-3972, REMIC, 4.58%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (o)	4,001	495
Series MS-4096, REMIC, 1.96%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (o)	129	81
Series SB-4118, REMIC, 1.87%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (o)	93	59
Series SJ-4141, REMIC, 3.21%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (o)	92	49
Series ST-4666, REMIC, 5.14%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (o)	119	104
Series 2019-B1-DNA3, REMIC, 4.87%, (1 Month USD LIBOR + 3.25%), 07/26/49 (o)	1,400	1,329
Series 2020-B1-DNA3, REMIC, 6.72%, (1 Month USD LIBOR + 5.10%), 06/27/50 (o)	222	227
Series 2020-B1-DNA6, REMIC, 3.93%, (SOFR 30-Day Average + 3.00%), 12/27/50 (o)	250	214
Federal National Mortgage Association, Inc.
Series 2017-1M2-C07, REMIC, 4.02%, (1 Month USD LIBOR + 2.40%), 05/28/30 (o)	216	218
Series 2019-1B1-R05, REMIC, 5.72%, (1 Month USD LIBOR + 4.10%), 07/25/39 (o)	121	118
Series 2020-1M2-R01, REMIC, 3.67%, (1 Month USD LIBOR + 2.05%), 01/25/40 (o)	140	137
Series 2012-GS-125, REMIC, 2.02%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (o)	861	547
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	311	293
Interest Only, Series 2018-SA-54, REMIC, 4.63%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (o)	3,216	415
Interest Only, Series 2020-AS-54, REMIC, 4.53%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (o)	2,818	425
Interest Only, Series 2020-SA-74, REMIC, 3.17%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (o)	5,994	485
Interest Only, Series 2020-SA-77, REMIC, 3.52%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (o)	7,932	689
Interest Only, Series 2020-SB-77, REMIC, 3.52%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (o)	5,666	487
Interest Only, Series 2021-S-82, REMIC, 3.17%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (o)	7,760	534
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 4.68%, (SOFR 30-Day Average + 3.75%), 01/25/51 (o)	500	427
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.56%, 01/20/42 (o)	5,290	149
Interest Only, Series 2018-HS-97, REMIC, 4.60%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (o)	248	28
Interest Only, Series 2018-SD-91, REMIC, 4.60%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (o)	1,850	207
Interest Only, Series 2018-SA-111, REMIC, 2.95%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (o)	2,874	142
Interest Only, Series 2018-SH-105, REMIC, 4.65%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (o)	1,748	195
Interest Only, Series 2018-SK-124, REMIC, 4.60%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (o)	2,261	260
Interest Only, Series 2018-SA-166, REMIC, 4.55%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (o)	2,035	249
Interest Only, Series 2019-SH-92, REMIC, 4.50%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (o)	2,012	214
Interest Only, Series 2020-SA-115, REMIC, 2.60%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (o)	4,777	348
Interest Only, Series 2020-SC-115, REMIC, 2.60%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (o)	4,914	331
Interest Only, Series 2020-BS-112, REMIC, 4.65%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (o)	3,991	543
Interest Only, Series 2020-SH-146, REMIC, 4.70%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (o)	2,859	476
Interest Only, Series 2020-SD-167, REMIC, 4.70%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (o)	3,051	494
Interest Only, Series 2020-SU-189, REMIC, 4.70%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (o)	2,778	530
Interest Only, Series 2021-SA-97, REMIC, 1.83%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (o)	10,939	203
Interest Only, Series 2021-SB-97, REMIC, 2.15%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (o)	4,432	210
Interest Only, Series 2021-SB-107, REMIC, 2.33%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (o)	7,525	236
Interest Only, Series 2021-SH-98, REMIC, 4.70%, (6.30% - (1 Month USD LIBOR * 1)), 06/20/51 (o)	3,399	389
Interest Only, Series 2021-SL-196, REMIC, 1.88%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (o)	19,363	108
Interest Only, Series 2021-SN-213, REMIC, 2.43%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (o)	9,352	318
Interest Only, Series 2021-SC-221, REMIC, 3.03%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (o)	11,841	419
Interest Only, Series 2020-HI-H11, REMIC, 1.98%, 06/19/70 (o)	5,899	521
Interest Only, Series 2020-AI-H18, REMIC, 1.36%, 09/20/70 (o)	5,985	512
Interest Only, Series 2020-BI-H19, REMIC, 1.35%, 11/20/70 (o)	4,806	458
Interest Only, Series 2021-QI-H08, REMIC, 1.42%, 05/20/71 (o)	22,963	622
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 4.70%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (o)	3,219	525
Interest Only, Series 2021-SA-158, REMIC, 2.93%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (o)	5,814	297
Interest Only, Series 2021-AI-H19, REMIC, 2.20%, 11/20/71 (o)	7,530	682
		19,809
Commercial Mortgage-Backed Securities 0.7%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.49%, 12/25/24 (o)	246,706	2,301
Interest Only, Series 2020-X9-M10, REMIC, 0.89%, 12/25/27 (o)	15,305	467
Interest Only, Series 2019-X-M5, REMIC, 0.63%, 02/25/29 (o)	13,545	428
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (o)	10,264	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2019-X-M12, REMIC, 0.70%, 06/25/29 (o)	8,680	257
Interest Only, Series 2019-X-M25, REMIC, 0.22%, 11/25/29 (o)	28,239	231
Interest Only, Series 2022-X2-M4, REMIC, 0.27%, 05/25/30 (o)	34,805	469
Interest Only, Series 2020-X2-M13, REMIC, 1.40%, 09/25/30 (o)	4,090	301
Interest Only, Series 2019-X2-M21, REMIC, 1.43%, 02/25/31 (o)	3,722	322
Interest Only, Series 2019-2XA-M24, REMIC, 1.28%, 03/25/31 (o)	4,432	319
Interest Only, Series 2021-X1-M23, REMIC, 0.67%, 11/25/31 (o)	12,785	449
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (o)	11,970	791
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (o)	5,054	390
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (o)	4,777	314
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (o)	7,875	575
		7,817
U.S. Treasury Note 0.6%
Treasury, United States Department of
1.50%, 02/15/25	70	67
0.25%, 09/30/25	80	73
0.75%, 03/31/26	540	496
1.25%, 11/30/26	20	19
0.50%, 04/30/27 (c)	790	699
0.63%, 12/31/27	60	53
1.38%, 12/31/28 - 11/15/31	500	440
1.88%, 02/28/29 - 02/15/32	790	719
2.88%, 04/30/29 - 05/15/32	1,510	1,492
3.25%, 06/30/29	1,830	1,851
1.13%, 02/15/31	150	129
1.63%, 05/15/31	740	661
		6,699
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,490	1,477
3.40%, 03/01/30	1,500	1,491
3.24%, 01/01/33	1,166	1,137
		4,105
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (l)	60	48
Illinois, State of
5.10%, 06/01/33	150	151
The Regents of the University of California
3.71%, 05/15/20	20	15
		214
Treasury Inflation Indexed Securities 0.0%
Presidencia Da Republica Federativa Do Brasil
6.00%, 05/15/23, BRL (r)	98	75
Total Government And Agency Obligations (cost $136,011)		97,442
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Financials 0.3%
Astra Acquisition Corp.
2021 1st Lien Term Loan, 6.31%, (1 Month USD LIBOR + 5.25%), 10/20/28 (o)	449	388
2021 2nd Lien Term Loan, 9.93%, (1 Month USD LIBOR + 8.88%), 10/22/29 (e) (o)	520	476
Asurion LLC
2018 Term Loan B7, 4.06%, (1 Month USD LIBOR + 3.00%), 11/15/24 (o)	48	45
2021 2nd Lien Term Loan B3, 6.31%, (1 Month USD LIBOR + 5.25%), 02/05/28 (o)	65	55
Byju's Alpha, Inc.
Term Loan B, 7.01%, (3 Month USD LIBOR + 5.50%), 11/05/26 (o)	175	147
Edelman Financial Center, LLC
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/15/28 (o)	29	27
Gulf Finance, LLC
2021 Term Loan, 7.81%, (1 Month USD LIBOR + 6.75%), 08/25/26 (o)	76	56
2021 Term Loan, 7.87%, (1 Month USD LIBOR + 6.75%), 08/25/26 (o)	132	97
ION Trading Finance Limited
2021 USD Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/26/28 (o)	93	86
Jane Street Group, LLC
2021 Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 01/21/28 (o)	29	28
Lealand Finance Company B.V.
2020 Letter Of Credit Term Loan, 4.21%, (3 Month USD LIBOR + 4.00%), 06/28/24 (o)	484	271
2020 Take Back Term Loan, 0.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (o) (s)	—	—
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 06/28/24 (o)	7	4
2020 Take Back Term Loan, 2.06%, (1 Month USD LIBOR + 3.00%), 06/30/25 (o)	380	190
Sweetwater Borrower, LLC
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (o)	81	69
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 1.50%), 02/28/25 (o)	557	549
2021 Consented Term Loan, 6.01%, (3 Month USD LIBOR + 5.00%), 05/29/26 (o)	68	52
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	820	715
		3,255
Information Technology 0.2%
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/26/24 (o)	135	121
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (o)	190	162
Applied Systems, Inc.
2021 2nd Lien Term Loan, 6.51%, (3 Month USD LIBOR + 5.50%), 09/19/25 (o)	435	418
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 8.31%, (1 Month USD LIBOR + 7.00%), 06/15/26 (o)	55	53
Colorado Buyer Inc
Term Loan B, 4.64%, (1 Month USD LIBOR + 3.00%), 03/15/24 (o)	158	148
Constant Contact Inc
Second Lien Term Loan, 8.51%, (3 Month USD LIBOR + 7.50%), 02/10/29 (e) (o)	520	499
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 8.06%, (1 Month USD LIBOR + 7.00%), 02/16/29 (o)	200	185
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (o)	277	252
Ola Singapore PTE, LTD.
Term Loan, 7.63%, (SOFR + 6.25%), 12/03/26 (o)	129	109
Riverbed Technology, Inc.
2021 PIK Exit Term Loan, 9.63%, (3 Month USD LIBOR + 6.00%), 11/17/28 (o)	659	378
Tibco Software Inc.
2020 2nd Lien Term Loan, 8.31%, (1 Month USD LIBOR + 7.25%), 02/14/28 (o)	185	181
Ultimate Software Group Inc (The)
2021 2nd Lien Term Loan, 6.21%, (3 Month USD LIBOR + 5.25%), 05/03/27 (o)	400	368
		2,874
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.51%, (3 Month USD LIBOR + 3.50%), 04/12/24 (o)	788	696
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 8.60%, (1 Month USD LIBOR + 7.00%), 12/08/29 (e) (o)	460	407

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Change Healthcare Holdings LLC
2017 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (o)	68	66
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/27/25 (o)	445	146
2020 PIK Term Loan, 7.06%, (1 Month USD LIBOR + 3.75%), 10/10/25 (o)	344	115
Gainwell Acquisition Corp.
Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 08/17/27 (o)	183	172
Team Health Holdings, Inc.
1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 01/12/24 (o)	296	262
		1,864
Communication Services 0.1%
Altice France S.A.
USD Term Loan B12, 4.73%, (3 Month USD LIBOR + 3.69%), 01/31/26 (o)	76	69
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (o)	184	165
Charter Communications Operating, LLC
2019 Term Loan B1, 2.81%, (1 Month USD LIBOR + 1.75%), 04/30/25 (o)	139	135
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (o)	205	187
Level 3 Financing Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/27 (o)	108	100
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (e) (n)	114	1
Solis IV BV
USD Term Loan B1, 4.84%, (SOFR + 3.50%), 02/09/29 (o)	200	172
Univision Communications Inc.
2021 First Lien Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 03/15/26 (o)	155	146
Virgin Media Bristol LLC
USD Term Loan N, 3.82%, (1 Month USD LIBOR + 2.50%), 10/03/27 (o)	45	42
		1,017
Consumer Discretionary 0.1%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/30/28 (o)	29	28
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.25%), 10/07/28 (o)	240	226
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 12/23/24 (o)	85	82
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.37%, (1 Month USD LIBOR + 1.75%), 10/25/23 (o)	61	58
LSF9 Atlantis Holdings, LLC
2022 Term Loan B, 8.00%, (3 Month Term SOFR + 7.25%), 03/31/29 (o)	125	114
Travel Leaders Group, LLC
2018 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 01/25/24 (o)	459	408
		916
Industrials 0.1%
Aegion Corporation
Term Loan, 6.27%, (1 Month USD LIBOR + 4.75%), 03/31/28 (e) (o)	84	77
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 7.81%, (1 Month USD LIBOR + 6.75%), 03/18/29 (e) (o)	190	182
Kenan Advantage Group, Inc.
2021 2nd Lien Term Loan, 8.31%, (1 Month USD LIBOR + 7.25%), 12/31/24 (e) (o)	100	90
Minotaur Acquisition, Inc.
Term Loan B, 5.90%, (1 Month Term SOFR + 4.75%), 02/27/26 (o)	235	221
Viad Corp
Initial Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 12/31/24 (o)	169	158
		728
Energy 0.1%
Atlas Purchaser, Inc.
2021 Term Loan, 6.62%, (3 Month USD LIBOR + 5.25%), 12/31/24 (o)	381	313
Brazos Delaware II, LLC
Term Loan B, 5.60%, (1 Month USD LIBOR + 4.00%), 05/16/25 (o)	296	285
		598
Utilities 0.0%
Edgewater Generation, L.L.C.
Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 11/29/25 (o)	128	108
Waterbridge Midstream Operating LLC
Term Loan B, 8.59%, (3 Month USD LIBOR + 5.75%), 06/22/26 (o)	391	368
		476
Materials 0.0%
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 10/20/24 (o)	228	215
2017 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 10/20/24 (o)	214	202
		417
Consumer Staples 0.0%
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (6 Month USD LIBOR + 2.75%), 09/23/26 (o)	82	77
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (o)	23	22
2021 Term Loan, 4.35%, (3 Month USD LIBOR + 2.75%), 09/23/26 (o)	23	22
Reynolds Consumer Products LLC
Term Loan, 2.81%, (1 Month USD LIBOR + 1.75%), 01/30/27 (o)	13	12
		133
Total Senior Floating Rate Instruments (cost $14,330)		12,278
OTHER EQUITY INTERESTS 0.8%
Altaba Inc. (a) (e) (t)	1,829	9,266
Gulfport Energy Operating Corporation (a) (e) (t)	85	—
Gulfport Energy Operating Corporation (a) (e) (t)	89	—
Gulfport Energy Operating Corporation (a) (e) (t)	93	—
Gulfport Energy Operating Corporation (a) (e) (t)	180	—
Intelsat Jackson Holdings S.A. (a) (e) (t)	320	—
Total Other Equity Interests (cost $9,884)		9,266
PREFERRED STOCKS 0.1%
Information Technology 0.1%
Samsung Electronics Co. Ltd., 1.00% (p)	27	1,101
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (e) (m) (p)	—	7
McDermott International, Inc. (e)	—	164
		171
Total Preferred Stocks (cost $1,170)		1,272
INVESTMENT COMPANIES 0.0%
Jasmine Broadband Internet Infrastructure Fund	1,100	299
Total Investment Companies (cost $379)		299
WARRANTS 0.0%
Accelerate Acquisition Corp. (a)	11	2
ACKRELL SPAC Partners I Co. (a)	39	4
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (e)	83	—
Angel Pond Holdings Corporation (a)	3	1
Apollo Strategic Growth Capital (a)	2	2
Arrowroot Acquisition Corp. (a)	14	1
Atlantic Coastal Acquisition Corp. (a)	5	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Avanti Acquisition Corp. (a)	6	—
BigBear.ai Holdings, LLC (a)	3	1
biote Corp. (a)	5	2
Broadscale Acquisition Corp. (a)	2	1
Cazoo Group Ltd (a)	31	3
Cohn Robbins Holdings Corp. (a)	2	1
Compagnie Financiere Richemont SA (a)	31	17
CONX Corp. (a)	6	1
COVA Acquisition Corp. (a)	2	—
E.Merge Technology Acquisition Corp. (a)	19	3
EG Acquisition Corp. (a)	6	1
Enjoy Technology, Inc. (a)	1	—
G Squared Ascend I Inc. (a)	3	—
GCM Grosvenor Inc. (a)	40	15
Goal Acquisitions Corp. (a)	45	4
Gores Holdings VIII, Inc. (a)	—	—
Grove Collaborative Holdings, Inc. (a)	4	2
GX Acquisition Corp. II (a)	2	—
Healthcare Services Acquisition Corporation (a)	3	—
Heliogen, Inc. (a)	1	—
HPX Corp. (a)	21	2
Kaixin Auto Holdings (a)	65	2
KL Acquisition Corp. (a)	31	2
KLDiscovery (a)	35	6
Kludein I Acquisition Corp. (a)	10	1
Metals Acquisition Corp. (a)	2	1
MoneyLion Inc. (a)	40	7
Northern Star Investment Corp. II (a)	1	—
Pine Technology Acquisition Corp. (a)	4	—
Prenetics Global Ltd (a)	—	—
Q-Si Operations Inc. (a)	13	7
Shapeways Holdings, Inc. (a)	61	6
Silver Spike Acquisition Corp II (a)	—	—
Supernova Partners Acquisition Company III, Ltd. (a)	6	1
SWVL Holdings Corp. (a)	—	—
Thunder Bridge Capital Partners III, Inc. (a)	4	1
Tuscan Holdings Corp. (a)	28	4
Virgin Orbit Holdings, Inc. (a)	1	1
Whole Earth Brands, Inc. (a)	26	7
Total Warrants (cost $472)		109
RIGHTS 0.0%
Bristol-Myers Squibb Company (a) (e)	25	25
Flexion Therapeutics, Inc. (a) (e)	50	34
Intelsat Jackson Holdings, Ltd. (a) (e)	—	2
Intelsat Jackson Holdings, Ltd. (a) (e)	—	2
Total Rights (cost $1,164)		63
SHORT TERM INVESTMENTS 21.9%
Investment Companies 19.5%
JNL Government Money Market Fund, 1.02% (f) (u)	226,325	226,325
U.S. Treasury Bill 2.2%
Treasury, United States Department of
0.28%, 07/14/22 (v)	25,000	24,990
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (f) (u)	2,176	2,176
Total Short Term Investments (cost $253,498)		253,491
Total Investments 110.0% (cost $1,397,352)		1,273,731
Total Securities Sold Short (17.5)% (proceeds $213,734)		(203,079)
Total Purchased Options 0.1% (cost $1,768)		1,730
Other Derivative Instruments (0.6)%		(6,668)
Other Assets and Liabilities, Net 8.0%		92,266
Total Net Assets 100.0%		1,157,980

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) All or a portion of the security was on loan as of June 30, 2022.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $83,394 and 7.2% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) Treasury inflation indexed note, par amount is not adjusted for inflation.

(s) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

(v) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (17.5%)
COMMON STOCKS (13.0%)
Information Technology (3.5%)
Affirm Holdings, Inc. - Class A	(2)	(37)
Altair Engineering Inc. - Class A	(2)	(131)
Alteryx, Inc. - Class A	(1)	(52)
ams AG	(7)	(66)
Avaya Holdings Corp.	(178)	(398)
Bentley Systems, Incorporated - Class B	(6)	(205)
Blackline, Inc.	(2)	(119)
Broadcom Inc.	(2)	(1,181)
Coupa Software Incorporated	(4)	(215)
CrowdStrike Holdings, Inc. - Class A	(27)	(4,535)
Delivery Hero SE (a)	(4)	(135)
DigitalOcean Holdings, Inc.	(7)	(283)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Dye & Durham Limited	(8)	(139)
Entegris, Inc.	(16)	(1,473)
Envestnet, Inc.	(1)	(70)
Everbridge, Inc.	(2)	(54)
I3 Verticals, Inc. - Class A	(13)	(336)
MaxLinear, Inc.	(12)	(418)
Micron Technology, Inc.	(118)	(6,519)
Mitek Systems, Inc.	(19)	(176)
MKS Instruments, Inc.	(3)	(333)
NetApp, Inc.	(87)	(5,680)
NortonLifelock Inc.	(17)	(368)
Nutanix, Inc. - Class A	(1)	(12)
OSI Systems Inc.	—	(8)
Palo Alto Networks, Inc.	(11)	(5,435)
PAR Technology Corp.	(11)	(398)
Repay Holdings Corporation - Class A	(21)	(270)
RingCentral, Inc. - Class A	—	(15)
Seagate Technology Holdings Public Limited Company	(105)	(7,478)
Spotify Technology S.A.	—	(46)
SunPower Corporation	(13)	(210)
Veeco Instruments Inc.	(49)	(943)
Veritone, Inc.	(17)	(112)
Vishay Intertechnology Inc.	(10)	(183)
Zscaler, Inc.	(17)	(2,541)
		(40,574)
Consumer Discretionary (2.9%)
Airbnb, Inc. - Class A	—	(15)
AutoZone, Inc.	(2)	(3,501)
Best Buy Co., Inc.	(89)	(5,833)
Chegg, Inc.	(3)	(62)
Copa Holdings, S.A. - Class A	(23)	(1,471)
Fisker Group Inc. - Class A	(54)	(459)
Fiverr International Ltd	(1)	(50)
Groupon, Inc.	(10)	(111)
Guess Inc.	(49)	(843)
H & R Block, Inc.	(65)	(2,288)
Li Auto Inc - ADR	(50)	(1,925)
Lucid Group, Inc.	(35)	(602)
Luminar Technologies, Inc. - Class A	(24)	(143)
NIO, Inc. - Class A-ADR	(5)	(119)
Norwegian Cruise Line Holdings Ltd.	(51)	(568)
Office Depot, Inc.	(36)	(1,087)
Pool Corporation	(8)	(2,951)
Porch Group Inc - Class A	(51)	(130)
RH	(20)	(4,228)
Royal Caribbean Cruises Ltd.	(6)	(216)
Shift Technologies, Inc. - Class A	(167)	(113)
Snap One Holdings Corp.	(20)	(179)
The Home Depot, Inc.	(23)	(6,374)
Wayfair Inc. - Class A	(1)	(30)
Xometry, Inc. - Class A	(14)	(464)
		(33,762)
Health Care (1.9%)
Aerie Pharmaceuticals, Inc.	(7)	(55)
Avadel Pharmaceuticals Public Limited Company - ADR	(96)	(235)
Canopy Growth Corporation	(1)	(2)
Coherus Biosciences, Inc.	(43)	(314)
Collegium Pharmaceutical, Inc.	(29)	(518)
Cutera Inc.	(28)	(1,041)
Cytokinetics, Incorporated	(16)	(610)
DexCom Inc.	(34)	(2,519)
Dynavax Technologies Corporation	(155)	(1,953)
Envista Holdings Corporation	(68)	(2,633)
Evolent Health, Inc. - Class A	(17)	(510)
Global Blood Therapeutics, Inc.	(3)	(106)
Gossamer Bio, Inc.	(43)	(358)
Innoviva, Inc.	(36)	(526)
Inotiv, Inc.	(5)	(47)
Insmed Inc.	(38)	(753)
Intercept Pharmaceuticals, Inc.	(59)	(811)
Ionis Pharmaceuticals Inc.	(4)	(151)
Karyopharm Therapeutics Inc.	(31)	(138)
MannKind Corporation	(274)	(1,044)
Mesa Laboratories, Inc.	(1)	(201)
NuVasive Inc.	(8)	(389)
Omeros Corporation	(37)	(102)
Pacira Biosciences, Inc.	(3)	(194)
PetIQ, Inc. - Class A	(17)	(282)
Pharming Group N.V.	(57)	(45)
Pphm, Inc.	(44)	(665)
Revance Therapeutics Inc.	(28)	(390)
Tandem Diabetes Care Inc.	(54)	(3,218)
Travere Therapeutics, Inc.	(32)	(779)
Varex Imaging Corporation	(63)	(1,349)
		(21,938)
Industrials (1.6%)
ACCO Brands Corporation	(200)	(1,304)
Allison Systems, Inc.	(41)	(1,571)
American Airlines Group Inc.	(49)	(617)
Arcbest Corporation	(19)	(1,324)
Array Tech, Inc.	(38)	(418)
Bloom Energy Corporation - Class A	(37)	(611)
Cathay Pacific Airways Limited	(1,092)	(1,196)
Deluxe Corp.	(48)	(1,035)
Eagle Bulk Shipping Inc.	(34)	(1,756)
Elance, Inc.	(4)	(89)
Gol Linhas Aereas Inteligentes SA - ADR	(20)	(69)
Granite Construction Incorporated	(16)	(469)
Greenbrier Cos. Inc.	(11)	(400)
JetBlue Airways Corporation	(1)	(11)
Kaman Corp.	(6)	(191)
Parsons Corporation	(1)	(34)
Patrick Industries, Inc.	(1)	(47)
Plug Power Inc.	(368)	(6,104)
Virgin Galactic Holdings, Inc. - Class A	(38)	(227)
Werner Enterprises Inc.	(35)	(1,362)
		(18,835)
Real Estate (0.8%)
Arbor Realty Trust, Inc.	(1)	(10)
Braemar Hotel & Resorts Inc.	(77)	(332)
Compass, Inc. - Class A	(187)	(674)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(4)	(167)
Healthcare Realty Trust Inc.	(127)	(3,441)
KKR Real Estate Finance Trust Inc.	(4)	(73)
Open Doors Technology Inc. - Class A	(76)	(356)
Paramount Group, Inc.	(144)	(1,043)
Pebblebrook Hotel Trust	(37)	(615)
PennyMac Mortgage Investment Trust	(27)	(372)
Realogy Holdings Corp.	(29)	(287)
Redfin Corporation	(6)	(54)
Redwood Trust Inc.	(23)	(180)
Retail Opportunity Investments Corp.	(84)	(1,320)
Starwood Property Trust, Inc.	(5)	(113)
Summit Hotel Properties Inc.	(23)	(167)
		(9,204)
Materials (0.7%)
Amyris, Inc.	(137)	(253)
Antofagasta PLC	(8)	(107)
Century Aluminum Co.	(25)	(187)
Danimer Scientific, Inc. - Class A	(32)	(145)
Lithium Americas Corp.	(14)	(278)
Livent Corporation	(168)	(3,805)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A	(86)	(494)
MP Materials Corp. - Class A	(17)	(535)
United States Steel Corporation	(117)	(2,098)
		(7,902)
Consumer Staples (0.6%)
Central Garden & Pet Co. - Class A	(34)	(1,366)
Herbalife Nutrition Ltd.	—	(9)
Just Eat Takeaway.Com N.V. (a)	(1)	(12)
The Beauty Health Company - Class A	(28)	(359)
The Chefs' Warehouse, Inc.	(54)	(2,101)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
United Natural Foods Inc.	(86)	(3,382)
		(7,229)
Communication Services (0.4%)
Bandwidth Inc. - Class A	(3)	(56)
Cinemark Holdings, Inc.	(84)	(1,267)
Dish Network Corporation - Class A	(13)	(225)
fuboTV Inc.	(4)	(10)
Magnite, Inc.	(3)	(28)
Marcus Corp.	(81)	(1,193)
Radius Global Infrastructure, Inc. - Class A	(47)	(717)
SEA, Ltd. - Class A-ADR	(1)	(65)
Sirius XM Holdings Inc.	(96)	(591)
Snap Inc. - Class A	(15)	(193)
TechTarget, Inc.	(7)	(483)
		(4,828)
Financials (0.4%)
AON Public Limited Company - Class A	(3)	(827)
EZCORP, Inc. - Class A	(71)	(535)
Focus Financial Partners Inc. - Class A	(30)	(1,036)
HCI Group, Inc.	(7)	(468)
Hope Bancorp, Inc.	(9)	(119)
LendingTree, Inc.	—	(15)
New York Community Bancorp Inc. - Series A	(17)	(160)
The PRA Group, Inc.	(12)	(436)
Two Harbors Investment Corp.	(63)	(314)
Upstart Holdings, Inc.	—	(10)
Zip Co Limited	(35)	(10)
		(3,930)
Energy (0.2%)
CNX Resources Corporation	(8)	(133)
Helix Energy Solutions Group, Inc.	(161)	(498)
Peabody Energy Corp.	(68)	(1,445)
		(2,076)
Total Common Stocks (proceeds $158,730)		(150,278)
INVESTMENT COMPANIES (3.2%)
iShares iBoxx USD High Yield Corporate Bond ETF	(170)	(12,493)
iShares U.S. Home Construction ETF	(93)	(4,896)
SPDR S&P 500 ETF	(38)	(14,283)
VanEck Vectors Semiconductor ETF	(29)	(6,004)
Total Investment Companies (proceeds $39,809)		(37,676)
GOVERNMENT AND AGENCY OBLIGATIONS (1.3%)
U.S. Treasury Note (1.3%)
Treasury, United States Department of
2.50%, 04/30/24	(12,711)	(12,604)
2.75%, 04/30/27	(2,555)	(2,521)
Total Government And Agency Obligations (proceeds $15,195)		(15,125)
Total Securities Sold Short (17.5%) (proceeds $213,734)		(203,079)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL Multi-Manager Alternative Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc., 4.75%, 08/23/22	542	—	541	7	(1)	—	—	—
Apollo Commercial Real Estate Finance, Inc.	(9)	8	—	—	2	(1)	—	—
Apollo Strategic Growth Capital	14	—	13	—	(6)	5	—	—
Apollo Strategic Growth Capital - Class A	176	—	178	—	11	(9)	—	—
Apollo Strategic Growth Capital II	22	—	—	—	—	—	22	—
	745	8	732	7	6	(5)	22	—

Summary of Investments by Country^	Total Long Term Investments
United States of America	77.5%
Cayman Islands	3.2
China	2.4
Switzerland	2.0
Brazil	1.4
Taiwan	1.3
Netherlands	1.3
Mexico	1.2
Indonesia	1.1
South Korea	1.1
Canada	0.8
United Kingdom	0.6
Israel	0.6
Thailand	0.6
Hong Kong	0.5
Germany	0.3
Denmark	0.3
Malaysia	0.3
India	0.3
Panama	0.3
Poland	0.3
Liberia	0.2
Belgium	0.2
Bermuda	0.2
France	0.2
Marshall Islands	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Summary of Investments by Country^	Total Long Term Investments
Luxembourg	0.2
Russian Federation	0.2
Colombia	0.1
Japan	0.1
Singapore	0.1
South Africa	0.1
Austria	0.1
Peru	0.1
Jersey	0.1
Australia	0.1
Argentina	0.1
Ireland	0.1
Dominican Republic	0.1
Spain	0.1
Greece	—
Cote D'Ivoire	—
Chile	—
Macau	—
Morocco	—
Gabon	—
Trinidad and Tobago	—
Kuwait	—
Paraguay	—
Costa Rica	—
Italy	—
United Arab Emirates	—
Ghana	—
Virgin Islands (British)	—
Ukraine	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/13/18	1,753	4,773	0.4
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	204	42	—
Alibaba Group Holding Limited	12/14/20	1,350	786	0.1
AMS-Osram AG, 2.13%, 11/03/27	02/09/21	2,041	1,204	0.1
Baidu, Inc. - Class A	05/10/21	290	276	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	10/07/21	300	266	—
Cabinet of Ministers of Ukraine, 7.25%, 03/15/33	03/19/21	304	74	—
Camposol SA, 6.00%, 02/03/27	08/09/21	358	294	—
Cap S.A., 3.90%, 04/27/31	12/07/21	188	157	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	1,524	1,653	0.2
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	194	64	—
Commonwealth of Australia, 3.00%, 03/21/47	04/06/21	556	396	0.1
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	347	231	—
Coruripe Netherlands B.V., 10.00%, 02/10/27	06/09/22	179	173	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	284	—
Delivery Hero SE	01/21/22	291	134	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,063	928	0.1
Delivery Hero SE, 1.50%, 01/15/28	02/04/21	1,541	749	0.1
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	09/13/21	149	123	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	221	87	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	265	—
Enfragen Energia Sur SA., 5.38%, 12/30/30	05/06/22	279	267	—
Fideicomiso F/80460, 5.50%, 07/31/47	05/24/22	145	137	—
Fix Price Group Ltd	03/05/21	317	—	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	203	196	—
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	181	176	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	04/19/22	1,151	1,172	0.1
Hunt Oil USA, Inc., 6.38%, 06/01/28	10/07/21	186	169	—
Inkia Energy Limited, 5.88%, 11/09/27	08/05/21	204	181	—
Instituto Costarricense de Electricidad, 6.38%, 05/15/43	10/07/21	174	153	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	199	—
Jababeka International B.V., 6.50%, 10/05/23	08/31/21	198	130	—
JPMorgan Chase Bank, National Association, 0.00%, 12/28/23	05/27/21	1,213	1,137	0.1
Just Eat Takeaway.Com N.V.	01/03/22	993	186	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	959	548	0.1
Kosmos Energy Ltd., 7.50%, 03/01/28	06/07/22	189	164	—
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	04/22/22	214	202	—
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/16/22	349	321	0.1
Metinvest B.V., 7.75%, 10/17/29	12/13/21	350	184	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	430	363	0.1
Movida Europe S.A., 5.25%, 02/08/31	02/09/22	173	155	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	97	44	—
OCP S.A., 5.13%, 06/23/51	04/14/22	353	298	0.1
PERU LNG, 5.38%, 03/22/30	04/16/20	125	162	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	334	271	—
Pharmaron Beijing Co., Ltd. - Class H	04/26/22	254	310	0.1
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	950	813	0.1
Presidencia de la Republica Dominicana, 5.30%, 01/21/41	10/07/21	149	104	—
PT Gajah Tunggal Tbk, 8.95%, 06/23/26	05/17/22	151	150	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	148	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 08/17/22)	12/06/19	192	115	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	198	23	—
Simpar Europe, 5.20%, 01/26/31	03/21/22	171	156	—
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23	05/23/22	141	174	—
TE Connectivity Ltd.	09/28/17	2,389	2,782	0.3
Tecila Sociedad Anonima, 8.50%, 06/27/29	05/12/22	36	32	—
Tecila Sociedad Anonima, 7.00%, 12/15/47	04/22/22	213	169	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	236	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	203	198	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	64	—
VTR Finance N.V., 6.38%, 07/15/28	04/22/22	232	180	—
WH Group Limited	04/13/22	2,048	2,421	0.2
Yuzhou Properties Company Limited, 0.00%, 05/27/25	02/06/20	203	14	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	835	269	—
		31,605	28,132	2.4

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	264	(1)

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	219	December 2022	EUR	54,370	60	(261)
3M SOFR Index	46	September 2023		11,103	25	31
90 Day Eurodollar	963	December 2022		233,348	314	(1,482)
90 Day Eurodollar	69	June 2023		16,749	35	(91)
90 Day Eurodollar	193	September 2023		47,679	93	(994)
90 Day Eurodollar	790	December 2023		193,510	393	(2,122)
AUD/USD Spot Rate	118	September 2022		8,364	40	(209)
CAD/USD Spot Rate	16	September 2022		1,253	2	(9)
Euro Buxl 30 Year Bond	2	September 2022	EUR	310	7	18
Euro Schatz	54	September 2022	AUD	6,393	8	19
JPY/USD Spot Rate	90	September 2022		8,575	58	(233)
MXN/USD Spot Rate	183	September 2022		4,554	—	(74)
United States 5 Year Note	1,394	October 2022		155,808	956	668
United States Long Bond	1,046	September 2022		146,509	1,757	(1,507)
					3,748	(6,246)
Short Contracts
EUR/USD Spot Rate	(55)	September 2022		(7,360)	(25)	115
Euro BOBL	(25)	September 2022	EUR	(3,049)	(26)	(59)
Euro Bund	(278)	September 2022	EUR	(41,225)	(411)	(138)
GBP/USD Spot Rate	(21)	September 2022		(1,647)	(8)	45
United States 10 Year Note	(2,054)	September 2022		(244,117)	(2,080)	654
United States 10 Year Ultra Bond	(207)	September 2022		(26,584)	(275)	217
United States 2 Year Note	(1)	October 2022		(209)	(1)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Ultra Bond	(20)	September 2022	(3,043)	(47)	(43)
				(2,873)	790

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	8.93	(M)	04/21/27	MXN	79,106	17	(11)
3M LIBOR (Q)	Receiving	0.69	(Q)	06/24/30		10,378	(73)	1,748
3M LIBOR (Q)	Receiving	0.68	(Q)	07/08/30		14,230	(101)	2,415
3M LIBOR (S)	Paying	0.82	(S)	06/04/24		27,459	42	(647)
3M LIBOR (S)	Paying	1.41	(S)	03/01/25		83,433	132	(1,135)
3M LIBOR (S)	Paying	1.52	(S)	06/21/25		30,918	48	(389)
U.K. Retail Price Index (A)	Paying	4.50	(A)	10/15/26	GBP	1,940	(4)	(79)
U.S. CPURNSA (A)	Receiving	3.97	(A)	11/18/23		3,680	(16)	127
U.S. CPURNSA (A)	Receiving	2.95	(A)	10/20/26		2,780	(10)	82
U.S. CPURNSA (A)	Paying	2.79	(A)	05/12/26		3,270	18	(193)
U.S. CPURNSA (A)	Paying	3.37	(A)	11/18/26		3,680	14	(100)
U.S. CPURNSA (A)	Paying	2.77	(A)	10/20/31		2,780	17	(52)
U.S. CPURNSA (A)	Paying	2.50	(A)	10/07/51		530	11	(6)
U.S. SOFR (A)	Receiving	1.52	(A)	11/20/26		4,900	(22)	161
U.S. SOFR (A)	Receiving	0.71	(A)	05/15/27		38,837	(228)	3,364
U.S. SOFR (A)	Receiving	1.13	(A)	08/15/28		1,889	(12)	175
U.S. SOFR (A)	Receiving	1.22	(A)	08/15/28		6,586	(41)	593
U.S. SOFR (A)	Receiving	2.85	(A)	02/15/29		1,898	(14)	(16)
U.S. SOFR (A)	Receiving	1.73	(A)	10/20/31		3,190	(10)	126
U.S. SOFR (A)	Receiving	2.00	(A)	03/18/32		1,354	(13)	80
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45		3,170	(27)	1,174
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45		1,060	(9)	368
U.S. SOFR (A)	Receiving	1.52	(A)	02/15/47		1,796	(18)	389
U.S. SOFR (A)	Receiving	1.65	(A)	08/15/47		688	(7)	66
U.S. SOFR (A)	Receiving	2.62	(A)	02/15/48		3,151	(38)	132
U.S. SOFR (A)	Receiving	2.50	(A)	04/21/52		990	(12)	27
U.S. SOFR (A)	Paying	1.40	(A)	10/13/25		17,351	27	(185)
U.S. SOFR (A)	Paying	1.55	(A)	03/04/27		2,938	18	(154)
							(311)	8,060

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.38.V2 (Credit rating^: BB) (Q)	N/A	5.00	06/20/27	(1,068)	(31)	(2)	(2)
CDX.NA.IG.38 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(36,960)	(11)	(8)	(355)
Teva Pharmaceutical Industries Ltd (Q)	4.57	1.00	06/20/26	(296)	(35)	(2)	(6)
					(77)	(12)	(363)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Aug. 2022	9	EUR	148.00	07/22/22	—	—
Euro Bund Future, Aug. 2022	(16)	EUR	147.00	07/22/22	(18)	(29)
Euro Bund Future, Aug. 2022	(34)	EUR	149.00	07/22/22	(27)	(9)
					(45)	(38)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2023	Call	97.13	12/18/23	487	761

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 10 Year Note 1st Week Future, Sep. 2022	Call	118.25	07/01/22	9	2
United States 10 Year Note 1st Week Future, Sep. 2022	Call	117.00	07/01/22	26	40
United States 10 Year Note 1st Week Future, Sep. 2022	Call	117.25	07/01/22	17	22
United States 10 Year Note Future, Sep. 2022	Call	118.50	07/22/22	17	16
United States 10 Year Note Future, Sep. 2022	Call	118.25	07/22/22	17	19
United States 10 Year Note Future, Sep. 2022	Call	117.25	07/22/22	9	16
United States 10 Year Note Future, Sep. 2022	Put	118.00	07/22/22	27	18
United States 10 Year Note Future, Sep. 2022	Put	118.25	07/22/22	18	14
United States 10 Year Note Future, Sep. 2022	Put	117.75	07/22/22	17	10
United States 5 Year Note 1st Week Future, Sep. 2022	Call	111.00	07/01/22	13	16
United States 5 Year Note Future, Sep. 2022	Call	112.75	07/22/22	267	114
United States 5 Year Note Future, Sep. 2022	Call	111.25	07/22/22	43	54
United States 5 Year Note Future, Sep. 2022	Put	112.00	07/22/22	21	11
United States Long Bond 1st Week Future, Sep. 2022	Call	135.00	07/01/22	9	33
United States Long Bond 1st Week Future, Sep. 2022	Put	138.00	07/01/22	25	9
United States Long Bond Future, Sep. 2022	Call	136.00	07/22/22	16	55
United States Long Bond Future, Sep. 2022	Call	134.50	07/22/22	27	126
					1,336
Options on Securities
American Airlines Group Inc.	Put	11.00	07/01/22	97	—
American Airlines Group Inc.	Put	12.00	07/01/22	49	—
American Airlines Group Inc.	Put	10.00	01/20/23	54	7
Danimer Scientific, Inc.	Put	2.50	11/18/22	48	1
Invesco QQQ Trust	Put	268.00	06/30/22	358	—
Invesco QQQ Trust	Put	260.00	06/30/22	238	—
Invesco QQQ Trust	Put	282.00	07/29/22	61	71
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	07/15/22	23	9
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	08/19/22	182	66
iShares Russell 2000 ETF	Put	166.00	07/29/22	246	117
Redfin Corporation	Put	5.00	11/18/22	73	5
SPDR S&P 500 ETF	Put	380.00	07/29/22	61	78
					354

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.38, 06/20/27	BNP	Call		90.00	08/18/22	2,400,000	3
CDX.NA.IG.38, 06/20/27	MSC	Call		80.00	07/21/22	2,369,000	—
CDX.NA.IG.38, 06/20/27	BOA	Put		140.00	07/21/22	200,000	—
							3
Foreign Currency Options
USD/BRL Spot Rate	MSC	Put	BRL	4.90	07/29/22	1,154,000	2
USD/COP Spot Rate	MSC	Put	COP	3,875.00	07/26/22	1,150,000	1
USD/JPY Spot Rate	MSC	Put	JPY	113.00	09/21/22	2,493,624	2
USD/MXN Spot Rate	JPM	Put	MXN	20.60	07/27/22	1,260,000	32
							37

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
90 Day Eurodollar Future, Dec. 2022	Call	98.50	12/19/22	78	(3)
90 Day Eurodollar Future, Dec. 2022	Call	99.00	12/19/22	33	—
90 Day Eurodollar Future, Dec. 2022	Call	97.00	12/19/22	180	(62)
90 Day Eurodollar Future, Dec. 2022	Call	96.50	12/19/22	486	(350)
90 Day Eurodollar Future, Dec. 2022	Call	97.50	12/19/22	107	(18)
90 Day Eurodollar Future, Dec. 2023	Call	98.00	12/18/23	734	(559)
90 Day Eurodollar Future, Dec. 2023	Call	97.00	12/18/23	141	(242)
90 Day Eurodollar Future, Dec. 2023	Call	97.88	12/18/23	240	(204)
JPY/USD Spot Rate Future, Sep. 2022	Call	0.79	07/08/22	8	—
JPY/USD Spot Rate Future, Sep. 2022	Call	0.75	07/08/22	5	(1)
United States 10 Year Note 1st Week Future, Sep. 2022	Call	118.00	07/01/22	69	(45)
United States 10 Year Note 1st Week Future, Sep. 2022	Call	117.75	07/01/22	95	(80)
United States 10 Year Note 1st Week Future, Sep. 2022	Call	116.75	07/01/22	34	(60)
United States 10 Year Note 1st Week Future, Sep. 2022	Put	118.25	07/01/22	34	(6)
United States 10 Year Note 1st Week Future, Sep. 2022	Put	118.00	07/01/22	26	(3)
United States 10 Year Note 1st Week Future, Sep. 2022	Put	117.50	07/01/22	4	—
United States 10 Year Note 1st Week Future, Sep. 2022	Put	117.75	07/01/22	17	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 10 Year Note 2nd Week Future, Sep. 2022	Put	117.75	07/08/22	26	(8)
United States 10 Year Note Future, Sep. 2022	Call	120.50	07/22/22	77	(24)
United States 10 Year Note Future, Sep. 2022	Call	119.00	07/22/22	52	(37)
United States 10 Year Note Future, Sep. 2022	Call	121.50	07/22/22	39	(5)
United States 10 Year Note Future, Sep. 2022	Call	120.00	07/22/22	92	(37)
United States 10 Year Note Future, Sep. 2022	Call	118.00	07/22/22	253	(314)
United States 10 Year Note Future, Sep. 2022	Call	116.50	07/22/22	119	(273)
United States 10 Year Note Future, Sep. 2022	Call	115.50	07/22/22	158	(501)
United States 10 Year Note Future, Sep. 2022	Call	117.00	07/22/22	106	(204)
United States 10 Year Note Future, Sep. 2022	Call	117.50	07/22/22	148	(228)
United States 10 Year Note Future, Sep. 2022	Call	120.00	08/26/22	47	(43)
United States 10 Year Note Future, Sep. 2022	Put	117.50	07/22/22	34	(18)
United States 10 Year Note Future, Sep. 2022	Put	117.00	07/22/22	74	(29)
United States 10 Year Note Future, Sep. 2022	Put	115.00	07/22/22	43	(5)
United States 10 Year Note Future, Sep. 2022	Put	116.00	07/22/22	52	(11)
United States 5 Year Note 1st Week Future, Sep. 2022	Call	112.00	07/01/22	52	(18)
United States 5 Year Note 1st Week Future, Sep. 2022	Put	112.00	07/01/22	44	(4)
United States 5 Year Note 1st Week Future, Sep. 2022	Put	111.75	07/01/22	13	(1)
United States 5 Year Note 1st Week Future, Sep. 2022	Put	110.75	07/01/22	51	—
United States 5 Year Note Future, Sep. 2022	Call	111.00	07/22/22	204	(299)
United States 5 Year Note Future, Sep. 2022	Call	112.00	07/22/22	215	(164)
United States 5 Year Note Future, Sep. 2022	Call	111.50	07/22/22	25	(27)
United States 5 Year Note Future, Sep. 2022	Call	110.50	07/22/22	129	(242)
United States 5 Year Note Future, Sep. 2022	Call	110.00	07/22/22	167	(389)
United States 5 Year Note Future, Sep. 2022	Put	111.50	07/22/22	86	(29)
United States 5 Year Note Future, Sep. 2022	Put	111.00	07/22/22	206	(46)
United States 5 Year Note Future, Sep. 2022	Put	110.00	07/22/22	92	(7)
United States 5 Year Note Future, Sep. 2022	Put	110.50	07/22/22	51	(6)
United States 5 Year Note Future, Sep. 2022	Put	110.75	07/22/22	85	(15)
United States Long Bond 1st Week Future, Sep. 2022	Call	137.00	07/01/22	51	(87)
United States Long Bond 1st Week Future, Sep. 2022	Put	136.00	07/01/22	17	(1)
United States Long Bond Future, Sep. 2022	Call	140.00	07/22/22	90	(111)
United States Long Bond Future, Sep. 2022	Call	141.00	07/22/22	78	(71)
United States Long Bond Future, Sep. 2022	Call	142.00	07/22/22	32	(20)
United States Long Bond Future, Sep. 2022	Call	139.00	07/22/22	16	(28)
United States Long Bond Future, Sep. 2022	Call	133.00	07/22/22	52	(308)
United States Long Bond Future, Sep. 2022	Call	137.00	07/22/22	38	(106)
United States Long Bond Future, Sep. 2022	Call	138.00	07/22/22	27	(59)
United States Long Bond Future, Sep. 2022	Put	136.00	07/22/22	91	(73)
United States Long Bond Future, Sep. 2022	Put	137.00	07/22/22	17	(19)
United States Long Bond Future, Sep. 2022	Put	134.00	07/22/22	55	(23)
United States Long Bond Future, Sep. 2022	Put	131.00	07/22/22	31	(4)
United States Long Bond Future, Sep. 2022	Put	132.00	07/22/22	16	(4)
					(5,533)
Options on Securities
Activision Blizzard, Inc.	Call	75.00	07/15/22	77	(26)
Activision Blizzard, Inc.	Call	80.00	08/19/22	39	(5)
Invesco QQQ Trust	Put	272.00	07/29/22	123	(94)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	08/19/22	182	(16)
iShares Russell 2000 ETF	Put	156.00	07/29/22	246	(50)
Mandiant, Inc.	Call	24.00	09/16/22	1	—
SPDR S&P 500 ETF	Put	370.00	07/29/22	123	(105)
Twitter, Inc.	Call	39.00	07/15/22	44	(6)
Zendesk, Inc.	Call	80.00	07/15/22	24	—
Zendesk, Inc.	Call	75.00	08/19/22	102	(12)
					(314)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	MSC	Call		104.00	07/21/22	1,176,000	—
CDX.NA.IG.38, 06/20/27	BNP	Put		115.00	08/18/22	2,400,000	(7)
CDX.NA.IG.38, 06/20/27	MSC	Put		105.00	07/21/22	2,369,000	(5)
							(12)
Foreign Currency Options
USD/AUD Spot Rate	GSC	Call	AUD	1.47	08/10/22	1,300,000	(15)
USD/AUD Spot Rate	GSC	Put	AUD	1.32	07/01/22	1,392,000	—
USD/BRL Spot Rate	MSC	Put	BRL	4.73	07/29/22	2,308,000	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
USD/COP Spot Rate	MSC	Put	COP	3,750.00	07/26/22	2,300,000	(1)
USD/JPY Spot Rate	GSC	Call	JPY	127.50	07/27/22	1,270,000	(76)
USD/JPY Spot Rate	MSC	Call	JPY	131.00	08/04/22	1,150,000	(43)
USD/MXN Spot Rate	GSC	Put	MXN	20.23	08/01/22	640,000	(9)
USD/MXN Spot Rate	JPM	Put	MXN	20.12	07/27/22	2,530,000	(25)
USD/MXN Spot Rate	MSC	Put	MXN	19.82	08/04/22	630,000	(3)
							(173)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/19/22	AUD	1,488	1,027	(86)
AUD/USD	GSC	07/19/22	AUD	220	152	(3)
AUD/USD	GSC	07/19/22	AUD	337	233	1
AUD/USD	MSC	07/19/22	AUD	34	23	—
AUD/USD	GSC	07/20/22	AUD	138	96	—
AUD/USD	GSC	07/27/22	AUD	984	679	(4)
AUD/USD	JPM	07/27/22	AUD	2,625	1,813	(11)
BRL/USD	BOA	07/19/22	BRL	5,516	1,049	(103)
BRL/USD	GSC	07/19/22	BRL	778	148	(2)
BRL/USD	MSC	07/19/22	BRL	20,618	3,922	(406)
BRL/USD	MSC	07/19/22	BRL	1,138	216	—
BRL/USD	MSC	08/02/22	BRL	332	63	(2)
CAD/USD	JPM	07/11/22	CAD	1,352	1,051	4
CAD/USD	CIT	07/19/22	CAD	3,138	2,438	(73)
CAD/USD	GSC	07/19/22	CAD	57	44	—
CNY/USD	JPM	07/19/22	CNY	50	7	—
COP/USD	BNP	07/19/22	COP	3,599,207	865	(86)
COP/USD	MSC	07/28/22	COP	276,540	66	(3)
EUR/USD	GSC	07/19/22	EUR	275	288	(2)
EUR/USD	MSC	07/19/22	EUR	2,453	2,573	(106)
EUR/USD	GSC	10/13/22	EUR	380	401	(7)
EUR/USD	GSC	11/23/22	EUR	381	404	(7)
GBP/USD	GSC	07/19/22	GBP	2,993	3,645	(266)
GBP/USD	GSC	07/19/22	GBP	191	233	1
GBP/USD	JPM	09/14/22	GBP	63	77	(6)
HUF/USD	GSC	07/19/22	HUF	2	—	—
IDR/USD	JPM	07/19/22	IDR	3,318,460	223	(1)
IDR/USD	MSC	07/19/22	IDR	626,257	42	—
INR/USD	JPM	07/19/22	INR	7,207	91	—
JPY/USD	GSC	07/19/22	JPY	241,007	1,778	(40)
JPY/USD	GSC	07/19/22	JPY	48,491	358	1
MXN/USD	GSC	07/15/22	MXN	2,727	135	2
MXN/USD	CIT	07/19/22	MXN	14,000	694	(4)
MXN/USD	CIT	07/19/22	MXN	298	15	—
MXN/USD	GSC	07/19/22	MXN	2,177	108	—
MXN/USD	MSC	07/19/22	MXN	33,622	1,667	28
MXN/USD	JPM	07/29/22	MXN	2,630	130	4
NOK/USD	CIT	07/19/22	NOK	37	4	—
NOK/USD	MSC	07/19/22	NOK	1,549	157	(21)
NZD/USD	CIT	07/19/22	NZD	147	92	(10)
TWD/USD	GSC	07/19/22	TWD	38,432	1,293	(30)
TWD/USD	JPM	07/19/22	TWD	71,665	2,411	(55)
USD/AUD	GSC	07/13/22	AUD	(148)	(102)	(1)
USD/AUD	GSC	07/13/22	AUD	(153)	(106)	3
USD/AUD	CIT	07/19/22	AUD	(254)	(176)	1
USD/AUD	GSC	07/19/22	AUD	(660)	(456)	19
USD/AUD	GSC	07/20/22	AUD	(1,381)	(954)	37
USD/AUD	GSC	07/27/22	AUD	(984)	(680)	39
USD/AUD	JPM	07/27/22	AUD	(2,626)	(1,812)	109
USD/AUD	GSC	08/04/22	AUD	(2,740)	(1,891)	17
USD/AUD	SSB	09/28/22	AUD	(824)	(569)	3
USD/BRL	GSC	07/19/22	BRL	(8,720)	(1,659)	141
USD/BRL	MSC	07/19/22	BRL	(2,925)	(556)	12
USD/CAD	JPM	07/11/22	CAD	(3,946)	(3,065)	15
USD/CAD	GSC	07/19/22	CAD	(21)	(16)	—
USD/CAD	JPM	07/27/22	CAD	(1,344)	(1,044)	(13)
USD/CAD	JPM	07/27/22	CAD	(1,588)	(1,234)	5
USD/CAD	SSB	09/28/22	CAD	(2,953)	(2,294)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CNH	GSC	07/19/22	CNH	(7,249)	(1,083)	47
USD/CNH	JPM	07/19/22	CNH	(33,659)	(5,028)	189
USD/COP	GSC	07/19/22	COP	(2,779,010)	(668)	59
USD/COP	MSC	07/19/22	COP	(5,606,952)	(1,347)	49
USD/EUR	CIT	07/19/22	EUR	(1,455)	(1,526)	25
USD/EUR	GSC	07/19/22	EUR	(366)	(384)	3
USD/EUR	MSC	07/19/22	EUR	(230)	(241)	(1)
USD/EUR	MSC	07/19/22	EUR	(590)	(619)	6
USD/EUR	GSC	08/05/22	EUR	(162)	(169)	—
USD/EUR	JPM	08/09/22	EUR	(37)	(39)	—
USD/EUR	JPM	09/15/22	EUR	(1,045)	(1,100)	62
USD/EUR	SSB	09/28/22	EUR	(3,753)	(3,958)	46
USD/EUR	GSC	10/13/22	EUR	(240)	(253)	(1)
USD/EUR	GSC	10/13/22	EUR	(1,474)	(1,556)	45
USD/EUR	JPM	10/13/22	EUR	(2,419)	(2,554)	87
USD/EUR	GSC	11/23/22	EUR	(381)	(405)	19
USD/GBP	JPM	08/12/22	GBP	(1,329)	(1,620)	13
USD/GBP	JPM	09/14/22	GBP	(63)	(77)	6
USD/GBP	GSC	10/05/22	GBP	(936)	(1,144)	81
USD/GBP	GSC	10/07/22	GBP	(4,258)	(5,193)	363
USD/GBP	JPM	11/10/22	GBP	(3,057)	(3,735)	44
USD/HKD	SSB	07/05/22	HKD	(826)	(105)	—
USD/HKD	SSB	09/28/22	HKD	(9,728)	(1,243)	—
USD/IDR	CIT	07/19/22	IDR	(104,283,283)	(6,998)	247
USD/INR	JPM	07/19/22	INR	(7,207)	(91)	2
USD/JPY	GSC	07/19/22	JPY	(1,040,020)	(7,672)	716
USD/JPY	MSC	08/08/22	JPY	(69,125)	(511)	19
USD/JPY	MSC	09/26/22	JPY	(34,675)	(257)	32
USD/MXN	CIT	07/19/22	MXN	(54,600)	(2,708)	5
USD/MXN	GSC	07/19/22	MXN	(69,274)	(3,436)	(52)
USD/MXN	MSC	07/19/22	MXN	(13,864)	(687)	7
USD/NZD	CIT	07/19/22	NZD	(147)	(92)	9
USD/PLN	CIT	07/19/22	PLN	(5,061)	(1,127)	1
USD/SEK	JPM	08/10/22	SEK	(35,351)	(3,459)	86
USD/TWD	CIT	07/19/22	TWD	(75,147)	(2,528)	122
USD/TWD	GSC	07/19/22	TWD	(2,034)	(68)	—
USD/TWD	MSC	07/19/22	TWD	(69,899)	(2,352)	46
USD/ZAR	MSC	07/19/22	ZAR	(1,594)	(98)	11
ZAR/USD	MSC	07/19/22	ZAR	1,594	98	(10)
					(51,936)	1,476

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (A)	Paying	JPM	8.99	(A)	10/27/24	RUB	166,100	—	45
BRAZIBOR (A)	Paying	BOA	11.99	(A)	01/04/27	BRL	22,445	—	(58)
								—	(13)

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(500,500)	HKD	(8,869)	(22)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -11.38% (M)	TBD	(851,000)		(772)	84
Adient Public Limited Company (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,056)		(279)	11
Airtac International Group (M)	GSC	Federal Funds Effective Rate -5.25% (M)	TBD	(32,000)		(1,077)	10
Airtel Africa PLC (E)	GSC	SONIA +0.43% (E)	TBD	492,313	GBP	671	8
Al Rajhi Banking and Investment Corporation (E)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	27,627		632	(25)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (E)	TBD	34,100	HKD	3,608	26
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,224)		(787)	64
ASE Technology Holding Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	149,000		498	(81)
ASMedia Technology Inc. (M)	GSC	Federal Funds Effective Rate -9.00% (M)	TBD	(8,000)		(331)	31
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(50,000)		(559)	37
AUO Corporation (M)	GSC	Federal Funds Effective Rate -6.00% (M)	TBD	(1,508,000)		(850)	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AVI Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(113,031)	ZAR	(7,381)	(3)
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate +0.21% (M)	TBD	(73,900)		(166)	8
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	59,300		1,057	(92)
Bank of Chengdu Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	265,100		668	13
Big Hit Entertainment Co., Ltd. (M)	MSC	Federal Funds Effective Rate -1.50% (M)	TBD	(1,143)		(132)	4
Bilibili Inc. (M)	GSC	Federal Funds Effective Rate -0.80% (M)	TBD	(27,981)		(771)	54
BROS Eastern Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.61% (E)	TBD	576,200		439	114
Camtek Ltd. (M)	GSC	Federal Funds Effective Rate -3.10% (M)	TBD	(12,506)		(319)	8
Celltrion Healthcare Co. Ltd. (M)	MSC	Federal Funds Effective Rate -1.38% (M)	TBD	(4,830)		(229)	(26)
CEMEX S.A.B. de C.V. (M)	BOA	Federal Funds Effective Rate +1.00% (M)	TBD	(156,609)		(568)	(45)
China Eastern Airlines Corporation Limited (M)	GSC	1M HIBOR -3.00% (M)	TBD	(2,420,000)	HKD	(6,534)	(96)
China Resources Beer (Holdings) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(108,000)	HKD	(5,594)	(97)
China Southern Airlines Co., Ltd. (M)	GSC	1M HIBOR -0.75% (M)	TBD	(1,698,000)	HKD	(7,081)	(80)
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(241,800)	HKD	(2,297)	(6)
Chunbo Co., Ltd. (M)	MSC	Federal Funds Effective Rate -6.63% (M)	TBD	(3,310)		(617)	86
Compal Electronics, INC. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(829,000)		(640)	6
CSPC Pharmaceutical Group Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(280,000)	HKD	(2,175)	(1)
Dali Foods Group Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(1,091,000)	HKD	(4,364)	(34)
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (E)	TBD	25,777	SGD	780	(11)
Dr. Reddy's Laboratories Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(16,790)		(925)	(5)
Dubai Financial Group LLC (M)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(63,982)		(31)	2
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -15.00% (M)	TBD	(265,000)		(351)	(26)
Dyaco International Inc. (M)	BOA	Federal Funds Effective Rate +0.04% (M)	TBD	(87,000)		(115)	(7)
ELAN Microelectronics Corporation (M)	GSC	Federal Funds Effective Rate -6.25% (M)	TBD	(183,000)		(862)	3
Erste Group Bank AG (M)	GSC	1W EURIBOR +0.45% (E)	TBD	7,670	EUR	212	(28)
FocalTech Systems Co., Ltd. (M)	HSB	Federal Funds Effective Rate -13.00% (M)	TBD	(244,000)		(801)	60
GDS Holdings Ltd. (M)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(19,700)		(616)	(42)
Genius Brands International, Inc. (M)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(39,000)		(520)	38
Giant Manufacturing Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(40,000)		(334)	11
Golden Agri-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate +0.55% (E)	TBD	4,417,700	SGD	1,215	(80)
Grab Holdings Limited (M)	GSC	Federal Funds Effective Rate -0.99% (M)	TBD	(105,499)		(288)	21
Grape King Bio Ltd. (M)	MSC	Federal Funds Effective Rate -3.88% (M)	TBD	(32,000)		(148)	(3)
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	21,749		1,168	(55)
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	18,197		2,582	(43)
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	363,000		965	16
Guangzhou Shangpin Home Collection Co., Ltd. (M)	GSC	Federal Funds Effective Rate -13.50% (M)	TBD	(147,300)		(583)	(47)
Haidilao International Holding Ltd. (M)	GSC	1M HIBOR -1.75% (M)	TBD	(523,000)	HKD	(8,117)	(188)
Hana Financial Group Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	33,576		1,095	(78)
Hangzhou Silan Microelectronics Co., Ltd. (M)	HSB	Federal Funds Effective Rate -4.00% (M)	TBD	(144,300)		(993)	(129)
HannStar Display Corporation (M)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(1,584,000)		(568)	(27)
Hanon Systems (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(25,963)		(193)	(7)
Hansol Chemical Co., Ltd. (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(2,971)		(512)	46
Hanwha Solutions Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(13,986)		(414)	5
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(66,075)		(74)	5
Hartalega Holdings Berhad (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(317,600)		(212)	(8)
Headhunter Group PLC (E)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	13,705		206	(206)
Hotel Shilla Co., Ltd. (M)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(12,963)		(712)	1
Huazhu Group Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,779)		(190)	(31)
Infosys Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	(53,159)		(995)	2
Innolux Corporation (M)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(1,924,000)		(858)	75
iQIYI, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(125,208)		(578)	53
Itau Unibanco Holding S.A. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	235,498		1,095	(87)
JB Financial Group Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	240,867		1,490	(127)
JD.com, Inc. (E)	GSC	1M HIBOR +0.50% (E)	TBD	1,433	HKD	368	(1)
JD.com, Inc. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	5,565		354	3
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W EURIBOR +0.45% (E)	TBD	67,603	EUR	1,247	162
Jiangsu Phoenix Publishing & Media Corporation Limited (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	453,700		491	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Kanzhun Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(18,374)		(448)	(35)
KCE Electronics Public Company Limited (M)	MSC	Federal Funds Effective Rate -29.25% (M)	TBD	(291,800)		(521)	20
Kerry Express (Thailand) Public Company Limited (M)	MSC	Federal Funds Effective Rate -23.38% (M)	TBD	(521,800)		(356)	21
Kerry Express (Thailand) Public Company Limited (M)	MSC	Federal Funds Effective Rate -5.38% (M)	TBD	(689,200)		(471)	278
Kimberly - Clark De Mexico S.A.B. De C.V. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(727,200)		(963)	(24)
Kinsus Interconnect Technology Corp. (M)	MSC	Federal Funds Effective Rate -12.75% (M)	TBD	(106,000)		(546)	37
Korea Kolmar Holdings Co.,Ltd (M)	CIT	Federal Funds Effective Rate -6.01% (M)	TBD	(7,837)		(160)	(2)
KT Corp (E)	HSB	Federal Funds Effective Rate +0.25% (E)	TBD	250,187		3,528	(35)
Kumho Petrochemical Co., Ltd. (M)	MSC	Federal Funds Effective Rate -1.50% (M)	TBD	(4,654)		(525)	27
Largan Precision Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(15,000)		(838)	(32)
LG Chem, Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(812)		(357)	34
LG Display Co., Ltd. (M)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(51,938)		(620)	38
LG H&H Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(743)		(358)	(31)
Light S.A. (M)	MSC	Federal Funds Effective Rate -1.25% (M)	TBD	(132,000)		(195)	48
LOTTE Chemical Corporation (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(3,705)		(556)	42
Luxshare Precision Industry (Kunshan) Co., Ltd. (M)	MSC	Federal Funds Effective Rate -2.50% (M)	TBD	(61,900)		(314)	1
Maxscend Microelectronics Company Limited (M)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(56,640)		(1,067)	(81)
MediaTek Inc. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(24,000)		(701)	117
Merry Electronics Co., Ltd. (M)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(160,415)		(432)	17
Micro-Star Int'l Co.,Ltd. (M)	MSC	Federal Funds Effective Rate -4.75% (M)	TBD	(171,000)		(740)	87
Muangthai Capital Public Company Limited (M)	MSC	Federal Funds Effective Rate -6.63% (M)	TBD	(677,500)		(825)	5
NANTEX Industry Co., Ltd. (M)	GSC	Federal Funds Effective Rate -17.78% (M)	TBD	(485,000)		(748)	52
Nanya Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	1,564,000		3,158	(367)
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(163,000)		(440)	15
NAVER Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,304)		(241)	—
Nc Soft Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,987)		(632)	97
Netdragon Websoft Holdings Limited (M)	GSC	1M HIBOR +0.50% (E)	TBD	225,000	HKD	4,005	(15)
NetEase, Inc. (E)	BOA	Federal Funds Effective Rate +1.00% (E)	TBD	34,397		3,165	57
Netmarble Corp. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(2,860)		(158)	6
Nine Dragons Paper (Holdings) Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(607,000)	HKD	(4,012)	(10)
NIO, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(40,481)		(917)	38
Nova Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,874)		(275)	21
Novatek Microelectronics Corp. (M)	MSC	Federal Funds Effective Rate -4.63% (M)	TBD	(65,000)		(757)	96
Nuvoton Technology Corporation (M)	MSC	Federal Funds Effective Rate -12.75% (M)	TBD	(49,000)		(258)	33
OI S.A. - In Judicial Reorganization (M)	GSC	Federal Funds Effective Rate -9.00% (M)	TBD	(3,103,800)		(297)	(35)
OTP Bank Nyrt. (M)	GSC	BIBOR -0.75% (M)	TBD	(15,292)	HUF	(133,958)	14
Ozon Holdings PLC (M)	GSC	Federal Funds Effective Rate -7.76% (M)	TBD	(48,131)		(558)	558
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,520)		(137)	8
PANJIT International Inc. (M)	MSC	Federal Funds Effective Rate -9.75% (M)	TBD	(393,000)		(918)	83
Parade Technologies Ltd. (M)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(12,000)		(525)	61
Paradise Co., Ltd. (M)	MSC	Federal Funds Effective Rate -4.38% (M)	TBD	(40,202)		(477)	59
Parex Resources Inc. (M)	GSC	Canada 1M Bankers' Acceptances Rate +0.40% (E)	TBD	12,955	CAD	295	(3)
Playtika Holding Corp. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(31,420)		(409)	(7)
POSCO Chemical Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(5,174)		(498)	72
PT Unilever Indonesia, Tbk. (M)	CIT	Federal Funds Effective Rate -2.53% (M)	TBD	(1,657,600)		(565)	23
PT Unilever Indonesia, Tbk. (M)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(2,483,300)		(847)	38
PT. TELKOM INDONESIA (PERSERO) TBK (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	8,145		224	5
Public Joint Stock Company Detsky Mir (M)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	560,770		684	(682)
Public Joint Stock Company Magnet (E)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	66,084		1	(1)
Publichnoye Aktsionernoye Obshchestvo Sberbank Rossii (M)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	41,476		0	—
Raiffeisen Bank International AG (M)	MSC	Federal Funds Effective Rate +0.35% (E)	TBD	23,526	EUR	267	(25)
Realtek Semiconductor Corp (M)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(63,000)		(888)	119
Reliance Industries Limited (E)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	35,656		2,369	(51)
Renew Energy Global PLC (M)	MSC	Federal Funds Effective Rate -1.08% (M)	TBD	(68,811)		(440)	(5)
Rexon Industrial Corp. , Ltd (M)	BOA	Federal Funds Effective Rate +0.04% (M)	TBD	(385,000)		(377)	(9)
Samsung Electro-Mechanics Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(2,623)		(280)	16
SDI Corporation (M)	MSC	Federal Funds Effective Rate -17.00% (M)	TBD	(154,000)		(710)	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Shandong Hi-Speed Road & Bridge Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	1,072,800		1,583	(15)
Shanghai International Port(Group) Co.,Ltd (M)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	1,300,200		1,140	(8)
Shanghai Wingtech Electronics Technology Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -12.00% (M)	TBD	(82,000)		(814)	(230)
Shenzhen Goodix Technology Co., Ltd. (M)	MSC	Federal Funds Effective Rate -12.65% (M)	TBD	(60,300)		(521)	(38)
Shenzhen Goodix Technology Co., Ltd. (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(4,500)		(39)	(3)
Shenzhen Goodix Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(51,800)		(448)	(32)
Shenzhou International Group Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(42,200)	HKD	(3,988)	(6)
Silergy Corp. (M)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(11,000)		(892)	6
Silicon Motion, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(6,522)		(550)	4
SillaJen Inc (M)	GSC	Federal Funds Effective Rate -18.00% (M)	TBD	(23,634)		(58)	(7)
SK Biopharmaceuticals Co., Ltd. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(4,033)		(220)	(13)
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	8,604		633	(31)
SK ie Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(3,534)		(298)	31
SKSHU Paint Co., Ltd. (M)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(57,700)		(962)	(154)
SMART Global Holdings, Inc. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	9,638		193	(36)
Sri Trang Agro-Industry Public Company Limited (M)	MSC	Federal Funds Effective Rate -15.00% (M)	TBD	(1,151,200)		(708)	15
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(395,600)	SGD	(487)	—
Sunny Optical Technology (Group) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(90,300)	HKD	(10,484)	(148)
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate -0.51% (E)	TBD	9,315		810	(44)
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	8,558		145	(8)
TangShan Port Group Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	1,124,900		441	(7)
Tata Motors Limited (M)	GSC	Federal Funds Effective Rate -5.37% (M)	TBD	(20,618)		(538)	4
Techtronic Industries Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(77,000)	HKD	(6,376)	9
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (E)	TBD	21,000	HKD	8,001	(71)
Tencent Music Entertainment Group (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(158,659)		(743)	(54)
The Siam Cement Public Company Limited (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(54,500)		(561)	(16)
Tiger Brands Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(94,298)	ZAR	(13,400)	(18)
TOA PAINT (THAILAND) COMPANY LIMITED (M)	MSC	Federal Funds Effective Rate -7.88% (M)	TBD	(336,300)		(253)	(26)
Top Glove Corporation Bhd (M)	MSC	Federal Funds Effective Rate -3.88% (M)	TBD	(1,928,500)		(474)	18
TotalEnergies SE (M)	GSC	1W EURIBOR +0.45% (E)	TBD	38,629	EUR	1,951	21
Trip.com Group Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(7,540)		(174)	(33)
Tsingtao Brewery Co., Ltd. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(18,000)	HKD	(1,274)	(25)
TSRC Corporation (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(587,000)		(631)	46
USI Corporation (M)	MSC	Federal Funds Effective Rate -4.38% (M)	TBD	(405,000)		(344)	7
Vipshop (China) Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(85,156)		(915)	74
VK Company Limited (M)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(137,620)		(153)	153
Weibo Corporation (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(26,843)		(606)	(15)
Will Semiconductor Co., Ltd. Shanghai (M)	GSC	Federal Funds Effective Rate -1.77% (M)	TBD	(45,000)		(1,103)	(61)
WIN Semiconductors Corp. (M)	MSC	Federal Funds Effective Rate -3.00% (M)	TBD	(154,000)		(1,094)	96
Wipro Limited (M)	GSC	Federal Funds Effective Rate -0.32% (M)	TBD	(182,429)		(1,000)	31
Wix.Com Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(16,220)		(976)	(87)
Wuzhou Minovo Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.11% (E)	TBD	2,346,900		3,622	331
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(960,500)	HKD	(3,957)	(21)
Xiamen Xiangyu Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	198,600		255	20
Xiaomi Corporation (M)	GSC	1M HIBOR -0.50% (M)	TBD	(734,200)	HKD	(8,810)	(153)
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(409,000)	HKD	(7,395)	(78)
Yageo Corporation (M)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(44,000)		(523)	67
Yangtze Optical Fibre And Cable Joint Stocks Limited Company (E)	GSC	1M HIBOR +0.50% (E)	TBD	1,436,500	HKD	18,387	120
YiHai International Holdings Limited (M)	GSC	1M HIBOR -1.25% (M)	TBD	(308,000)	HKD	(7,330)	(177)
Yum China Holdings, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,389)		(225)	(37)
Zhejiang Entive Smart Kitchen Appliance Co.,Ltd. (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	32,800		340	40
Zoomlion Heavy Industry Science and Technology Co., Ltd. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(1,273,200)	HKD	(5,271)	(69)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
(564)

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (M)	1M LIBOR +0.00% (E)	BOA	12/20/22	—	—	23
Brookfield Property Preferred LP (M)	OBFR +0.75% (E)	BOA	12/05/22	58	—	(12)
Cazoo Group Ltd (E)	OBFR -11.00% (E)	BOA	12/27/22	116	—	(106)
HomeServe PLC (E)	OBFR +0.60% (E)	BOA	07/28/23	3,069	—	(21)
Intertape Polymer Group Inc. (E)	OBFR +0.75% (E)	BOA	06/26/23	2,184	—	91
Ultra Electronics Holdings PLC (E)	OBFR +0.60% (E)	BOA	07/27/23	1,609	—	(9)
Atlantia S.p.A. (E)	OBFR +0.61% (E)	GSC	05/23/23	1,403	—	(45)
Brewin Dolphin Holdings PLC (E)	OBFR +0.61% (E)	GSC	04/04/23	1,215	—	(81)
Cazoo Group Ltd (E)	SOFR -18.00% (E)	GSC	12/29/22	292	—	(264)
Coherent, Inc. (M)	SOFR +0.61% (E)	GSC	07/18/22	4,739	—	(57)
Deutsche EuroShop AG (E)	OBFR +2.18% (E)	GSC	06/30/23	167	—	—
Irongate Property Fund I (E)	OBFR +0.61% (E)	GSC	05/23/23	213	—	(5)
Link Administration Holdings Limited (E)	SOFR +0.61% (E)	GSC	01/24/23	853	—	(268)
Meggitt PLC (M)	SOFR +0.81% (E)	GSC	09/14/22	5,513	—	(404)
Uniper SE (E)	SOFR +0.61% (E)	GSC	12/14/22	38	—	(25)
Uniti Broadband Limited (E)	OBFR +0.61% (E)	GSC	06/07/23	1,884	—	(25)
Vifor Pharma AG (E)	OBFR +0.61% (E)	GSC	04/05/23	305	—	(9)
Vifor Pharma AG (E)	OBFR +0.61% (E)	GSC	03/04/23	1,569	—	5
Welbilt, Inc. (M)	SOFR +0.61% (E)	GSC	07/18/22	1,930	—	(28)
Willis Towers Watson Public Limited Company (M)	SOFR +0.61% (E)	GSC	10/26/22	769	—	(111)
Atlantia S.p.A. (E)	OBFR +0.55% (E)	JPM	05/22/23	2,598	—	(133)
Avast PLC (M)	OBFR +0.61% (E)	JPM	09/14/22	4,420	—	(928)
HomeServe PLC (E)	OBFR +0.45% (E)	JPM	07/17/23	593	—	(7)
Intertrust N.V. (E)	OBFR +0.55% (E)	JPM	04/11/23	1,111	—	(64)
Swedish Match AB (E)	OBFR +0.55% (E)	JPM	07/31/23	3,376	—	19
Vifor Pharma AG (E)	OBFR +0.55% (E)	JPM	04/24/23	4,646	—	(66)
					—	(2,530)
Total return swap agreements - paying return
EQUITY
Rentokil Initial PLC (Q)	OBFR -0.35% (Q)	GSC	05/23/23	(1,107)	—	124
II-VI Incorporated (Q)	OBFR -0.35% (Q)	JPM	05/16/23	(1,960)	—	364
Wangsu Science & Technology Co., Ltd. (M)	Federal Funds Effective Rate -9.85% (M)	MSC	09/23/22	(151)	—	—
					—	488

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	435,689	78,794	186	514,669
Corporate Bonds And Notes	—	256,001	184	256,185
Non-U.S. Government Agency Asset-Backed Securities	—	128,482	175	128,657
Government And Agency Obligations	—	97,442	—	97,442
Senior Floating Rate Instruments	—	10,546	1,732	12,278
Other Equity Interests	—	—	9,266	9,266
Preferred Stocks	1,101	—	171	1,272
Investment Companies	—	299	—	299
Warrants	109	—	—	109
Rights	—	—	63	63
Short Term Investments	228,501	24,990	—	253,491
	665,400	596,554	11,777	1,273,731
Liabilities - Securities
Common Stocks	(148,707)	(1,571)	—	(150,278)
Investment Companies	(37,676)	—	—	(37,676)
Government And Agency Obligations	—	(15,125)	—	(15,125)
Senior Floating Rate Instruments[1]	—	(1)	—	(1)
	(186,383)	(16,697)	—	(203,080)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,767	—	—	1,767
Centrally Cleared Interest Rate Swap Agreements	—	11,027	—	11,027
Exchange Traded Purchased Options	1,690	—	—	1,690
OTC Purchased Options	—	40	—	40
Open Forward Foreign Currency Contracts	—	2,889	—	2,889
OTC Interest Rate Swap Agreements	—	45	—	45
OTC Contracts for Difference	—	4,458	—	4,458
OTC Total Return Swap Agreements	—	603	23	626
	3,457	19,062	23	22,542
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7,223)	—	—	(7,223)
Centrally Cleared Interest Rate Swap Agreements	—	(2,967)	—	(2,967)
Centrally Cleared Credit Default Swap Agreements	—	(363)	—	(363)
Exchange Traded Futures Options	(38)	—	—	(38)
Exchange Traded Written Options	(5,847)	—	—	(5,847)
OTC Written Options	—	(185)	—	(185)
Open Forward Foreign Currency Contracts	—	(1,413)	—	(1,413)
OTC Interest Rate Swap Agreements	—	(58)	—	(58)
OTC Contracts for Difference	—	(4,133)	(889)	(5,022)
OTC Total Return Swap Agreements	—	(2,668)	—	(2,668)
	(13,108)	(11,787)	(889)	(25,784)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.7%
China 29.7%
Alibaba Group Holding Limited (a) (b)	826	11,768
Alibaba Group Holding Limited - ADR (a)	12	1,328
Amoy Diagnostics Co., Ltd. - Class A	72	342
Angang Steel Company Limited - Class A	768	369
Angel Yeast Co., Ltd. - Class A	1,118	8,130
Anhui Conch Cement Company Limited - Class H	204	886
Anhui Gujing Distillery Co., Ltd. - Class B	558	8,715
ANTA Sports Products Limited	67	829
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	2	82
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (c)	15	345
Autohome Inc. - Class A - ADR	98	3,850
Baidu, Inc. - Class A (a) (b)	494	9,269
Bank of Ningbo Co., Ltd. - Class A	160	858
Baoshan Iron & Steel Co., Ltd. - Class A	826	741
Beijing Capital International Airport Co. Ltd. - Class H (a)	5,096	3,467
Beijing Huafeng Test & Control Technology Co.,Ltd. - Class A	68	3,602
China Construction Bank Corporation - Class H	12,749	8,576
China International Travel Service Company, Limited - Class A	82	2,858
China Longyuan Power Group Corporation Limited - Class H	1,255	2,427
China Merchants Bank Co., Ltd. - Class H	393	2,634
China National Building Material Co., Ltd. - Class H	1,012	1,086
China Oilfield Services Limited - Class A	1,401	2,916
China Oilfield Services Limited - Class H	1,157	1,138
China Overseas Land & Investment Ltd.	37	117
China Pacific Insurance (Group) Co., Ltd. - Class H	390	954
China Railway Group Limited - Class A	790	724
China Resources Gas Group Ltd.	1,476	6,930
China Vanke Co., Ltd. - Class H	248	624
China Yangtze Power Co., Ltd. - Class A	263	909
CIFI Holdings (Group) Co. Ltd.	789	397
CITIC Pacific Ltd.	323	327
Contemporary Amperex Technology Co., Limited - Class A	57	4,564
Country Garden Services Holdings Company Limited	90	403
CSC Financial Co., Ltd. - Class H (b)	1,394	1,482
CSPC Pharmaceutical Group Ltd.	523	520
ENN Energy Holdings Ltd.	132	2,181
Fuyao Glass Industry Group Co., Ltd. - Class A	698	4,356
Ganfeng Lithium Co., Ltd. - Class H (b)	137	1,514
GDS Holdings Ltd. - ADR (a)	11	359
Glodon Company Limited - Class A	48	394
Guangdong Hisense Home Appliances Co., Ltd. - Class A	1,897	4,015
Guangdong Investment Ltd.	3,972	4,207
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	140	1,303
Haidilao International Holding Ltd. (b) (c)	398	930
Haitian International Holdings Limited	1,666	4,257
Hangzhou Tigermed Consulting Co., Ltd - Class A	6	104
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	39	457
Hosa International Limited (a) (c) (d)	7,408	—
Hundsun Technologies Inc. - Class A	471	3,066
Industrial and Commercial Bank of China Limited - Class H	3,955	2,348
JD.com, Inc. - Class A	37	1,187
JD.com, Inc. - Class A - ADR	19	1,247
Joyy Inc. - Class A - ADR	125	3,724
KE Holdings Inc - Class A - ADR (a)	582	10,446
Kingdee International Software Group Co. Ltd. (a)	480	1,125
Kunlun Energy Co. Ltd.	1,704	1,402
Kweichow Moutai Co., Ltd. - Class A	19	5,900
Li Ning Company Limited	1,501	13,917
Longfor Group Holdings Limited	1,171	5,545
Meituan Dianping - Class B (a) (b)	150	3,750
Metallurgical Corporation of China Ltd. - Class A	789	412
MicroPort Scientific Corporation (c)	81	236
NARI Technology Co., Ltd. - Class A	1,309	5,286
NetEase, Inc.	103	1,905
Ping An Bank Co., Ltd. - Class A	2,118	4,736
Ping An Insurance (Group) Co of China Ltd - Class H	364	2,467
Proya Cosmetics Co., Ltd. - Class A	17	421
Qingdao Haier Biomedical Co Ltd - Class A	322	3,503
Qinghai Salt Lake Potash Co. Ltd. - Class A (a)	103	460
Remegen, Ltd. - Class H (a) (b) (c)	39	219
SAIC Motor Corporation Limited - Class A	99	264
SANY Heavy Industry Co., Ltd. - Class A	219	622
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	702	818
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	89	1,118
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	1,394	3,962
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	21	963
Shenzhou International Group Holdings Limited	916	11,070
Silergy Corp.	51	4,100
Sinoma Science & Technology Co., Ltd. - Class A	284	1,168
Tencent Holdings Limited	518	23,248
Tingyi Cayman Islands Holding Corp.	1,276	2,185
Tongcheng-Elong Holdings Limited (a) (b) (c)	2,915	6,288
Tongdao Liepin Group (a) (b)	2,216	2,807
Trip.com Group Limited (a)	147	4,173
Trip.com Group Limited - ADR (a)	28	777
Tsingtao Brewery Co., Ltd. - Class H	690	7,173
Weibo Corporation - Class A - ADR (a)	158	3,660
Weichai Power Co., Ltd. - Class A	1,137	2,118
WuXi AppTec Co., Ltd. - Class A	5	76
WuXi AppTec Co., Ltd. - Class H (b)	816	10,875
Wuxi Biologics Cayman Inc (a) (b)	33	305
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	54	506
Xiamen Faratronic Co., Ltd. - Class A	229	7,026
Xpeng Inc. (a) (c)	50	810
Xpeng Inc. - ADR (a)	63	1,995
Yangzijiang Shipbuilding (Holdings) Ltd.	5,092	3,413
Yatsen Holding Ltd - ADR (a) (c)	381	590
Yifeng Pharmacy Chain Co., Ltd. - Class A	86	674
YiHai International Holdings Limited (c)	607	2,192
Yum China Holdings, Inc.	27	1,323
Yunnan Botanee Bio-Technology Group Co. Ltd - Class A	2	52
Yunnan Energy New Material Co., Ltd. - Class A	46	1,730
Zhejiang Hangke Technology Incorporated Company - Class A	40	422
Zijin Mining Group Co. Ltd. - Class H	606	738
Zoomlion Heavy Industry Science and Technology Co., Ltd - Class A	696	639
Zto Express Co., Ltd. - Class A - ADR	296	8,120
		309,546
India 12.6%
Ambuja Cements Limited	961	4,428
Apollo Hospitals Enterprise Limited	7	348
Ashok Leyland Limited	966	1,815
Axis Bank Limited	451	3,642
Bharat Electronics Limited	227	675
Bharti Airtel Limited	36	137
Bharti Airtel Limited	468	4,066
Computer Age Management Services Private Limited	196	5,615
Divi's Laboratories Ltd.	215	9,899
HDFC Bank Limited	464	7,938
Hindalco Industries Limited	223	960
ICICI Bank Limited	834	7,496
Indiamart Intermesh Limited	46	2,213
Infosys Ltd. - ADR	149	2,763
Kotak Mahindra Bank Ltd.	704	14,819
Life Insurance Corporation of India	46	395
Mahindra & Mahindra Ltd.	99	1,377
Multi Commodity Exchange of India Limited	353	5,871

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Oracle Financial Services Software Limited	199	7,839
Petronet LNG Limited	1,829	5,037
PI Industries Limited	129	4,216
Power Grid Corporation of India Limited	348	936
Reliance Industries Ltd.	364	11,981
SBI Life Insurance Company Limited (b)	54	746
Shriram Transport Finance Company Limited	148	2,409
Star Health and Allied Insurance Company Limited (a)	350	2,169
Tata Consultancy Services Limited	165	6,818
Tata Steel Ltd.	32	352
Tech Mahindra Limited	223	2,824
UPL Limited	66	532
WNS (Holdings) Limited - ADR (a)	153	11,399
		131,715
Taiwan 9.3%
ADDCN Technology Co., Ltd.	846	5,515
Airtac International Group	219	7,302
ASE Technology Holding Co., Ltd.	352	902
BizLink Holding Inc.	391	4,077
China Development Financial Holding Corp.	927	458
E Ink Holdings Inc.	202	1,286
Feng Tay Enterprise Co. Ltd.	5	29
GlobalWafers Co., Ltd.	52	796
Hon Hai Precision Industry Co. Ltd.	2,312	8,494
Kerry TJ Logistics Company Limited	2,148	2,902
MediaTek Inc.	345	7,558
Parade Technologies Ltd.	24	930
Realtek Semiconductor Corp.	137	1,675
Sporton International Inc.	1,003	5,904
Taiwan Secom Co., Ltd.	250	853
Taiwan Semiconductor Manufacturing Co. Ltd.	2,867	45,863
Unimicron Technology Corp.	172	917
Voltronic Power Technology Corporation	42	2,018
		97,479
South Korea 6.7%
Amorepacific Corporation	24	2,391
CJ CheilJedang Corp.	7	1,937
Coupang, Inc. - Class A (a)	162	2,070
E-MART Inc.	13	1,057
Hyundai Motor Co.	35	4,874
Kangwon Land Inc. (a)	281	5,510
KT Corp.	79	2,206
NAVER Corp.	23	4,216
Nice Information Service Co., Ltd.	457	5,069
POSCO	3	538
S1 Corp.	133	6,567
Samsung C&T Corporation	5	461
Samsung Electronics Co. Ltd.	416	18,310
SaraminHR Co., Ltd.	246	6,672
Shinhan Financial Group Co. Ltd.	37	1,059
SK innovation Co., Ltd. (a)	8	1,166
SK Telecom Co. Ltd.	37	1,467
Webcash Corp.	200	2,400
Younglimwon Soft Lab Co., Ltd.	281	1,704
		69,674
Brazil 5.7%
American Beverage Co Ambev	1,612	4,121
Banco BTG Pactual S.A.	892	3,817
Banco do Brasil S.A	223	1,424
Boa Vista Servicos S/A	5,575	5,699
Energisa S/A	143	1,106
Hapvida Participacoes E Investimentos Ltda (b)	4,324	4,512
Klabin S.A.	725	2,798
Magazine Luiza S.A.	6,794	3,063
Multiplan Empreendimentos Imobiliarios S/A	540	2,266
Petroleo Brasileiro SA	568	3,318
Raia Drogasil S.A.	142	521
Tegma Gestao Logistica SA (e)	3,667	9,607
Telefonica Brasil S.A.	155	1,407
TOTVS S.A.	727	3,236
Vale S.A. - ADR	234	3,430
Vasta Platform Limited - Class A (a) (c) (e)	1,343	6,405
XP Inc. - Class A (a)	141	2,526
		59,256
Hong Kong 5.4%
AIA Group Limited	1,628	17,685
Angang Steel Company Limited - Class H	82	31
China Gas Holdings Ltd.	607	938
China Mengniu Dairy Company Limited	2,504	12,495
ESR Cayman Limited (a) (b)	67	181
Galaxy Entertainment Group Ltd.	1,041	6,231
Hong Kong Exchanges & Clearing Ltd.	122	6,006
Melco Resorts & Entertainment Ltd. - ADR (a)	144	830
Sands China Ltd. (a)	978	2,371
Sun Hung Kai Properties Ltd.	12	142
Techtronic Industries Company Limited	856	8,943
Zhongsheng Group Holdings Limited	89	632
		56,485
Mexico 4.9%
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,620
Fresnillo PLC	351	3,263
Gruma SAB de CV - Class B	410	4,534
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	987	6,302
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	33	4,592
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	36	6,994
Grupo Mexico SAB de CV - Class B	1,185	4,905
Orbia Advance Corporation, S.A.B. de C.V.	1,389	3,261
Qualitas Controladora, S.A.B. De C.V.	607	2,796
Wal - Mart de Mexico, S.A.B. de C.V.	2,169	7,469
		50,736
Indonesia 3.1%
Aneka Tambang (Persero), PT TBK	2,037	247
Bank Rakyat Indonesia Persero Tbk PT	35,357	9,863
PT Avia Avian Tbk	82,303	4,507
PT Sarana Menara Nusantara Tbk	84,702	6,266
PT. Bank Central Asia Tbk	17,921	8,726
Telekomunikasi Indonesia (Persero), PT TBK	8,341	2,242
		31,851
Thailand 2.7%
Bangkok Dusit Medical Services Public Company Limited.	7,653	5,417
Central Pattana Public Company Limited	138	238
CP ALL Public Company Limited	474	805
Fabrinet (a)	39	3,173
Humanica Limited	10,886	3,604
Kasikornbank PCL	926	3,970
Land and Houses Public Company Limited - NVDR	7,584	1,793
Land and Houses Public Company Limited	8,563	2,025
PTT Exploration And Production Public Company Limited	297	1,342
Union Auction Public Company Limited (e)	27,995	6,063
		28,430
Poland 2.5%
"Dino Polska" Spolka Akcyjna (a) (b)	107	7,607
Grupa Pracuj Spolka Akcyjna	694	8,737
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	643	4,316
Wirtualna Polska Holding Spolka Akcyjna	245	5,675
		26,335
South Africa 2.3%
Capitec Bank Holdings Ltd.	58	7,045
Clicks Group Ltd.	171	2,873
FirstRand Ltd.	2,139	8,197
Gold Fields Limited	182	1,693
Impala Platinum Holdings Limited	56	632
Naspers Ltd. - Class N	6	919
Old Mutual Public Limited Company	1,556	1,055
Rand Merchant Investment Holdings Limited	333	571
Sibanye Stillwater	234	586
		23,571
United Kingdom 1.8%
Anglo American PLC	42	1,501
Baltic Classifieds Group PLC (a)	3,576	5,725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Endava PLC - Class A - ADR (a)	30	2,681
Hikma Pharmaceuticals Public Limited Company	17	328
Standard Chartered PLC	313	2,353
Vivo Energy PLC (b)	1,848	3,286
Wizz Air Holdings PLC (a) (b)	141	3,043
		18,917
Malaysia 1.8%
Carlsberg Brewery Malaysia Berhad	1,172	5,980
CIMB Group Holdings Bhd	5,614	6,317
Heineken Malaysia Berhad	1,203	6,285
		18,582
Saudi Arabia 1.2%
KeyBank National Association	336	5,907
Saudi Arabian Fertilizer Company	8	301
Saudi British Bank	590	6,407
		12,615
Singapore 1.1%
Haw Par Corp. Ltd.	647	5,121
Jardine Cycle & Carriage Ltd.	203	4,129
SEA, Ltd. - Class A - ADR (a)	5	311
Yangzijiang Financial Holding Ltd. (a)	5,088	1,510
		11,071
Luxembourg 0.9%
Globant S.A. (a)	34	5,953
Tenaris SA	261	3,353
		9,306
Netherlands 0.7%
ASML Holding	3	1,342
BE Semiconductor Industries N.V.	76	3,619
Prosus N.V.	38	2,506
		7,467
United States of America 0.7%
EPAM Systems, Inc. (a)	19	5,640
Freshworks, Inc. - Class A (a) (c)	108	1,418
		7,058
Hungary 0.4%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	144	1,114
OTP Bank Plc	149	3,342
		4,456
Chile 0.4%
Banco de Chile	47,587	4,335
Iceland 0.4%
Marel hf (b)	917	4,111
Philippines 0.4%
Ayala Land Inc.	842	391
Bank of the Philippine Islands	747	1,151
BDO Unibank, Inc.	1,240	2,493
		4,035
Switzerland 0.3%
LafargeHolcim Ltd.	85	3,616
Czech Republic 0.2%
Komercni Banka A/S	73	2,062
Vietnam 0.2%
Taisun Int'l (Holding) Corp.	572	1,336
Vinhomes Joint Stock Company	77	204
		1,540
Bermuda 0.1%
Credicorp Ltd.	13	1,521
Japan 0.1%
Tokyo Electron Ltd.	4	1,270
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	38	683
United Arab Emirates 0.0%
Emaar Properties PJSC	165	234
NMC Health PLC (d)	119	—
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA - ADR (b) (d)	627	—
HeadHunter Group PLC - ADR (b) (d)	25	—
Mobile Telesystems PJSC - ADR (b) (d)	101	—
Public Joint Stock Company Novatek - GDR (b) (d)	16	—
Public Joint Stock Society "Moscow Exchange MICEX-RTS" (a) (b) (d)	5,235	—
Public Joint Stock Society "Sberbank of Russia" (a) (b) (d)	544	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR (b) (d)	2	—
Public Joint Stock Society Oil Company "Lukoil" - ADR (b) (d)	47	—
TCS Group Holding PLC - GDR (a) (b) (d)	71	—
Yandex N.V. - Class A (a) (b) (d)	280	—
Total Common Stocks (cost $1,117,832)		997,957
PREFERRED STOCKS 0.8%
Brazil 0.4%
Banco Bradesco S.A. (f)	1,322	4,341
Gerdau SA	134	575
		4,916
South Korea 0.4%
Samsung Electronics Co. Ltd., 1.00% (g)	97	3,894
Total Preferred Stocks (cost $10,228)		8,810
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
iShares Core MSCI Emerging Markets ETF	79	3,877
Total Investment Companies (cost $3,859)		3,877
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.0%
JNL Government Money Market Fund, 1.02% (e) (h)	17,277	17,277
T. Rowe Price Government Reserve Fund, 1.30% (e) (h)	3,652	3,652
		20,929
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (e) (h)	2,206	2,206
Total Short Term Investments (cost $23,135)		23,135
Total Investments 99.1% (cost $1,155,054)		1,033,779
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net 0.9%		9,166
Total Net Assets 100.0%		1,042,938

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Tegma Gestao Logistica SA	10,300	—	—	—	—	(693)	9,607	0.9
Union Auction Public Company Limited	8,646	—	—	—	—	(2,583)	6,063	0.6
Vasta Platform Limited - Class A	5,680	—	—	—	—	725	6,405	0.6
	24,626	—	—	—	—	(2,551)	22,075	2.1

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	07/07/20	6,029	7,607	0.7
Alibaba Group Holding Limited	10/11/21	16,330	11,768	1.1
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	602	345	—
Baidu, Inc. - Class A	03/23/21	10,295	9,269	0.9
CSC Financial Co., Ltd. - Class H	11/10/20	1,782	1,482	0.1
ESR Cayman Limited	02/28/22	188	181	—
Ganfeng Lithium Co., Ltd. - Class H	05/11/21	1,385	1,514	0.2
Gazprom OAO Via Gaz Capital SA	06/24/21	5,367	—	—
Haidilao International Holding Ltd.	03/10/22	687	930	0.1
Hangzhou Tigermed Consulting Co., Ltd - Class H	02/09/21	821	457	0.1
Hapvida Participacoes E Investimentos Ltda	04/16/20	9,425	4,512	0.4
HeadHunter Group PLC	01/28/22	1,074	—	—
Marel hf	04/21/20	3,916	4,111	0.4
Meituan Dianping - Class B	10/27/21	3,865	3,750	0.4
Mobile Telesystems PJSC	11/16/20	876	—	—
Public Joint Stock Company Novatek	09/24/21	2,837	—	—
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	04/16/20	8,676	—	—
Public Joint Stock Society "Sberbank of Russia"	03/09/21	2,176	—	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	03/02/22	541	—	—
Public Joint Stock Society Oil Company "Lukoil"	01/15/21	3,890	—	—
Remegen, Ltd. - Class H	11/25/21	314	219	—
SBI Life Insurance Company Limited	03/14/22	763	746	0.1
TCS Group Holding PLC	08/10/21	6,533	—	—
Tongcheng-Elong Holdings Limited	04/21/20	5,422	6,288	0.6
Tongdao Liepin Group	04/22/20	4,729	2,807	0.3
Vivo Energy PLC	05/18/21	2,772	3,286	0.3
Wizz Air Holdings PLC	04/16/20	4,455	3,043	0.3
WuXi AppTec Co., Ltd. - Class H	11/26/20	9,812	10,875	1.0
Wuxi Biologics Cayman Inc	09/11/20	296	305	—
Yandex N.V. - Class A	02/25/21	10,006	—	—
		125,864	73,495	7.0

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	07/05/22	HKD	(3,376)	(430)	—
ZAR/USD	SSB	07/01/22	ZAR	8,642	531	(7)
					101	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	186,379	811,578	—	997,957
Preferred Stocks	8,810	—	—	8,810
Investment Companies	3,877	—	—	3,877
Short Term Investments	23,135	—	—	23,135
	222,201	811,578	—	1,033,779
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
	—	(7)	—	(7)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.5%
Japan 20.7%
Akatsuki Inc.	32	644
Anicom Holdings, Inc.	153	730
BayCurrent Consulting , Inc.	18	4,673
Bengo4.com, Inc. (a) (b)	81	2,261
Canon Marketing Japan Inc.	49	1,014
COLOPL, Inc.	277	1,337
Credit Saison Co. Ltd.	244	2,794
Daiwabo Holdings Co., Ltd.	147	1,920
DMG Mori Co., Ltd.	173	2,136
Edion Corp.	188	1,762
eGuarantee, Inc.	152	2,401
Electric Power Development Co., Ltd. - Class D	258	4,262
Ga Technologies Co., Ltd. (a) (b)	149	1,533
GMO Payment Gateway, Inc.	36	2,565
GREE, Inc. (b)	150	908
Gulliver International Co. Ltd. (b)	147	808
GungHo Online Entertainment, Inc.	72	1,273
HANWA Co., Ltd.	42	884
Hosiden Corporation.	83	759
Ichiyoshi Securities Co., Ltd.	249	1,194
Infomart Corporation	344	952
Inter Action Corporation (b)	56	773
IRISO Electronics Co., Ltd.	61	1,437
istyle Inc. (a)	374	627
Japan Elevator Service Holdings Co., Ltd.	210	2,184
JEOL Ltd.	82	3,136
JMDC Inc.	53	2,324
Kamakura Shinsho, Ltd.	309	1,290
KATITAS Co., Ltd.	162	3,490
Kawasaki Kisen Kaisha, Ltd.	40	2,442
KH Neochem Co., Ltd. (b)	73	1,341
Kitanotatsujin Corporation (b)	557	835
Kobe Bussan Co., Ltd.	136	3,332
Komeri Co., Ltd.	48	928
K's Holdings Corporation	231	2,248
Locondo, Inc. (b)	109	931
MegaChips Corporation	202	4,698
Miraca Holdings Inc.	62	1,345
Mitsui OSK Lines Ltd. (b)	64	1,459
Money Forward, Inc. (a)	64	1,583
Nihon M & A Center Inc.	344	3,648
Nippon Electric Glass Co. Ltd.	119	2,285
Nippon Television Holdings Inc.	136	1,205
NISHIMATSUYA CHAIN Co., Ltd.	111	1,169
Optex Group Co., Ltd. (b)	103	1,533
Outsourcing Inc.	208	1,589
Raksul, Inc. (a) (b)	187	2,577
Rakus Co., Ltd.	260	3,071
Sankyo Co. Ltd.	75	2,263
Sansan, Inc. (a)	130	884
SHIFT, Inc. (a)	22	2,882
Shima Seiki Mfg., Ltd.	88	1,348
Shimamura Co. Ltd.	55	4,868
SKY Perfect JSAT Holdings Inc.	253	1,007
Snow Peak, Inc. (b)	56	1,115
Sojitz Corp.	337	4,767
Sumitomo Forestry Co. Ltd.	190	2,697
Tokyo Tatemono Co. Ltd.	149	2,045
transcosmos inc.	48	1,220
Tsugami Corporation	345	2,856
Uzabase Inc. (a)	55	316
Wealthnavi Inc. (a) (b)	124	1,602
Yamato Kogyo Co. Ltd.	20	674
Yume No Machi Souzou Iinkai Co. Ltd. (a) (b)	119	376
		121,210
Taiwan 9.5%
Airtac International Group	355	11,853
AmTran Technology Co., Ltd.	6,998	2,983
ASPEED Technology Inc.	91	5,763
Chicony Electronics Co. Ltd.	459	1,146
Chroma ATE Inc.	655	3,364
Giga-Byte Technology Co. Ltd.	1,432	4,286
Global Unichip Corp.	286	4,647
Kindom Construction Corp.	1,189	1,306
Macronix International Co., Ltd.	719	859
Primax Electronics Ltd	621	1,295
Radiant Opto-Electronics Corp.	1,286	3,751
SerComm Corporation (c)	748	2,049
SIBON Electronics Co., Ltd.	319	2,736
Simplo Technology Co. Ltd.	473	4,064
Soft-World International Corporation	93	242
Supreme Electronics Co., Ltd.	481	680
TCI Co., Ltd.	166	867
Universal Vision Biotechnology Co., Ltd.	304	2,911
WT Microelectronics Co., Ltd.	441	994
		55,796
Canada 7.6%
AGF Holdings Inc. - Class B	543	2,702
Artis Real Estate Investment Trust	228	2,081
CAE Inc. (a)	89	2,200
Canfor Corporation (a)	238	4,154
Cargojet Inc.	23	2,564
Celestica Inc. (a)	103	1,002
Crescent Point Energy Corp.	396	2,816
Descartes Systems Group Inc. (a)	37	2,320
Docebo Canada Inc. (a) (b)	57	1,635
FirstService Corporation	20	2,451
Interfor Corporation (a)	241	4,863
Kinaxis Inc. (a)	50	5,422
Parex Resources Inc.	204	3,453
Russel Metals Inc.	118	2,383
Whitecap Resources Inc.	618	4,294
		44,340
Sweden 6.8%
Addtech AB - Class B	386	5,051
Avanza Bank Holding AB (b)	444	7,465
Bactiguard Holding AB - Class B (a) (b)	54	586
Cary Group Holding AB (a) (b)	66	409
CellaVision AB	24	797
Hemnet AB	189	2,322
HMS Networks AB	83	3,545
Nordnet AB	195	2,562
Paradox Interactive AB (publ)	105	1,828
Sdiptech AB (publ) - Class B (a)	81	1,868
SSAB AB - Class B	1,164	4,821
Storytel AB (publ) - Class B (a) (b)	63	303
Swedbank AB (b)	305	2,588
Thule Group AB (d)	75	1,842
Vitec Software Group AB (publ) - Class B	46	1,976
VNV Global AB (publ) (a)	279	658
Xvivo Perfusion Aktiebolag (a)	45	944
		39,565
United Kingdom 6.7%
Airtel Africa PLC	1,037	1,714
Alpha FX Group PLC	109	2,071
Baltic Classifieds Group PLC (a)	1,240	1,985
Centrica PLC (a)	2,841	2,766
Computacenter PLC	65	1,852
Diploma PLC	88	2,396
Dotdigital Group PLC	1,001	850
Endava PLC - Class A - ADR (a)	34	2,992
FD Technologies Public Limited Company (a)	103	2,467
Games Workshop Group PLC	34	2,719
Harbour Energy PLC	148	652
Hotel Chocolat Group PLC (a)	252	875
Investec PLC	482	2,622
Keller Group PLC	114	1,009
Molten Ventures PLC (a)	224	1,142
Naked Wines PLC (a) (b)	374	783
Redde Northgate PLC	413	1,708
Royal Mail PLC	806	2,644
Team17 Group Plc (a)	317	1,485
Victoria P.L.C. (a) (b)	450	2,487

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Wizz Air Holdings PLC (a) (d)	87	1,878
		39,097
South Korea 4.5%
BNK Financial Group Inc.	479	2,477
Cafe24 Corp. (a)	58	552
DGB Financial Group	265	1,555
Douzon Bizon Co. Ltd.	90	2,542
Genexine, Inc. (a)	14	327
Hanwha Corp.	87	1,733
Hyundai Marine & Fire Insurance Co., Ltd.	89	2,132
JB Financial Group Co. Ltd.	152	860
Koh Young Technology Inc.	303	3,292
Korea Land Development Corp.	568	746
LG International Corp.	112	2,810
Meritz Fire & Marine Insurance Co. Ltd.	55	1,414
Posco Daewoo Corp.	270	4,008
Silicon Works Co., Ltd.	21	1,528
		25,976
Germany 4.1%
Aumann AG (d)	45	605
Aurubis AG	30	2,052
AUTO1 Group SE (a)	95	699
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	73	2,784
HORNBACH Holding AG & Co. KGaA	11	917
Hypoport SE - Class N (a)	18	3,615
K+S Aktiengesellschaft - Class N	86	2,102
Klockner & Co SE - Class N	143	1,092
Mensch und Maschine Software SE	22	1,077
New Work SE - Class N	13	1,826
Scout24 Holding GmbH (d)	61	3,156
Steico Se	22	1,546
tonies SE (a)	162	746
Veganz Group AG (a) (d)	10	179
Wuestenrot & Wuerttembergische AG - Class N	102	1,802
		24,198
Italy 4.1%
Ariston Holding N.V.	229	1,876
Banca IFIS S.p.A.	51	719
Brunello Cucinelli S.p.A.	135	6,123
Interpump Group SpA	61	2,317
Reply S.p.A.	40	4,809
Stevanato Group Societa' Per Azioni	212	3,355
Technogym S.p.A. (d)	311	2,036
Technoprobe S.p.A. (a)	411	2,911
		24,146
Switzerland 4.0%
Bachem Holding AG - Class N	44	3,022
Bossard Holding AG	12	2,397
Global Blue Group Holding AG (a) (b)	370	1,821
medmix AG	169	3,727
PolyPeptide Group AG (e)	50	3,370
Sensirion Holding AG (a) (d)	48	4,841
Siegfried Holding AG - Class N	5	2,931
u-blox Holding AG - Class N (a)	14	1,394
		23,503
Australia 3.9%
Cleanspace Holdings Limited (a)	895	455
Coronado Global Resources Inc. - CDI (d)	772	884
GrainCorp Limited - Class A	514	3,378
Harvey Norman Holdings Ltd.	698	1,786
Healius Limited	478	1,206
HUB24 Limited	193	2,681
JB Hi-Fi Limited	150	3,967
Metcash Limited	1,240	3,627
Netwealth Group Ltd.	247	2,068
New Hope Corp. Ltd. (b)	677	1,619
PEXA Group Limited (a) (b)	123	1,183
		22,854
India 3.7%
Birlasoft Solutions Ltda	538	3,552
CESC Ltd	935	846
Computer Age Management Services Private Limited	56	1,601
Creditaccess Grameen Limited (a) (d)	166	2,138
National Aluminium Co Ltd	4,209	3,680
Oil India Limited	474	1,514
Power Finance Corporation Limited	2,513	3,332
Syngene International Ltd. (d)	372	2,617
WNS (Holdings) Limited - ADR (a)	34	2,507
		21,787
Brazil 2.2%
CI&T Inc - Class A (a)	266	2,686
Companhia de Saneamento de Minas Gerais - Copasa MG	684	1,507
Empreendimentos Pague Menos S.A (a)	1,024	857
Grupo SBF S/A	472	1,691
JHS F PAR S/A	1,781	1,984
Magazine Luiza S.A.	3,128	1,410
Marfrig Global Foods S.A.	1,169	2,709
		12,844
Israel 2.2%
Maytronics Ltd.	431	6,080
Plus500 Ltd	108	2,208
ZIM Integrated Shipping Services Ltd	90	4,237
		12,525
Denmark 2.0%
ALK-Abello A/S - Class B (a)	307	5,336
H. Lundbeck A/S - Class B (a)	273	1,326
Royal Unibrew A/S	43	3,826
Scandinavian Tobacco Group A/S (d)	69	1,358
		11,846
France 1.9%
Derichebourg	131	758
ESI Group (a)	18	1,232
Fnac Darty	25	1,041
Gaztransport Et Technigaz	35	4,393
SOITEC (a)	21	2,974
Television Francaise 1	95	676
		11,074
Netherlands 1.6%
ASR Nederland N.V.	117	4,743
BE Semiconductor Industries N.V.	35	1,656
OCI N.V.	96	3,163
		9,562
Finland 1.4%
Harvia Oyj (b)	68	1,932
Outokumpu Oyj	912	3,776
Qt Group Oyj (a) (b)	31	2,285
		7,993
China 1.3%
Angel Yeast Co., Ltd. - Class A	469	3,413
Huaxin Cement Co., Ltd. - Class H (b)	1,188	1,717
Xiamen Faratronic Co., Ltd. - Class A	87	2,664
		7,794
Indonesia 1.0%
PT Erajaya Swasembada Tbk	24,082	851
PT Indo Tambangraya Megah Tbk	1,264	2,603
PT Tambang Batubara Bukit Asam Tbk	9,222	2,371
		5,825
Singapore 0.9%
First Resources Limited	548	645
Golden Agri-Resources Ltd.	5,759	1,038
Hutchison Port Holdings Trust	3,294	773
TDCX Inc. - Class A - ADR (a)	125	1,155
Yanlord Land Group Limited	1,991	1,520
		5,131
Hong Kong 0.8%
Hypebeast Limited (a)	6,142	752
Johnson Electric Holdings Limited	1,246	1,623
Kerry Properties Ltd.	898	2,494
		4,869
Thailand 0.8%
AP (Thailand) Public Company Limited	5,258	1,489
Sansiri Public Company Limited	44,108	1,262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Sri Trang Agro-Industry Public Company Limited	1,117	671
Supalai Public Company Limited	2,439	1,285
		4,707
Mexico 0.8%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	261	2,676
Qualitas Controladora, S.A.B. De C.V.	437	2,015
		4,691
Vietnam 0.6%
FPT Corporation	1,002	3,718
Turkey 0.6%
Haci Omer Sabanci Holding A.S. - Class A	1,463	1,667
Turk Hava Yollari A.O. - Class A (a)	259	730
Turk Traktor - Class A	64	843
		3,240
Norway 0.6%
Elkem ASA (d)	342	1,089
Eurizon Opportunita	153	714
Golden Ocean Group Limited	118	1,370
		3,173
Luxembourg 0.5%
Globant S.A. (a)	16	2,866
Uruguay 0.4%
dLocal Ltd - Class A (a) (b)	92	2,406
United States of America 0.4%
Burford Capital Limited - Class C	213	2,086
Cellectis - ADR (a)	99	280
		2,366
Ireland 0.4%
Keywords Studios PLC	85	2,272
Spain 0.3%
Fluidra S.A. (b)	96	1,950
Saudi Arabia 0.3%
Al Hammadi Company For Development And Investment	193	1,879
Belgium 0.3%
Biocartis Group (a) (b) (d)	120	240
Melexis	21	1,471
		1,711
Bermuda 0.3%
Autostore Holdings Ltd (a) (b) (d)	1,161	1,643
Chile 0.2%
Cap S.A.	118	1,059
New Zealand 0.1%
Volpara Health Technologies Limited (a)	2,064	598
Russian Federation 0.0%
Cian PLC - ADR (a) (d) (f)	267	—
HeadHunter Group PLC - ADR (d) (f)	44	—
Total Common Stocks (cost $777,342)		570,214
PREFERRED STOCKS 0.9%
Brazil 0.7%
Companhia Paranaense de Energia Copel - Class B	3,101	4,053
Germany 0.2%
Dragerwerk AG & Co. KGaA (g)	19	969
Total Preferred Stocks (cost $5,681)		5,022
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 1.41% (h) (i)	5,062	5,062
Investment Companies 0.4%
JNL Government Money Market Fund, 1.02% (h) (i)	2,211	2,211
Total Short Term Investments (cost $7,273)		7,273
Total Investments 99.6% (cost $790,296)		582,509
Other Assets and Liabilities, Net 0.4%		2,418
Total Net Assets 100.0%		584,927

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $3,370 and 0.6% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/16/21	762	605	0.1
Autostore Holdings Ltd	05/09/22	2,279	1,643	0.3
Biocartis Group	04/15/21	656	240	—
Cian PLC	11/05/21	4,268	—	—
Coronado Global Resources Inc.	03/15/22	1,078	884	0.2
Creditaccess Grameen Limited	12/09/21	1,346	2,138	0.4
Elkem ASA	03/15/22	1,397	1,089	0.2
HeadHunter Group PLC	04/20/21	1,643	—	—
Scandinavian Tobacco Group A/S	06/18/19	1,230	1,358	0.2
Scout24 Holding GmbH	01/03/22	4,152	3,156	0.5
Sensirion Holding AG	04/16/21	3,487	4,841	0.8
Syngene International Ltd.	06/10/19	2,186	2,617	0.5
Technogym S.p.A.	08/13/18	2,710	2,036	0.4
Thule Group AB	06/21/22	1,994	1,842	0.3
Veganz Group AG	11/04/21	993	179	—
Wizz Air Holdings PLC	10/07/20	4,677	1,878	0.3
		34,858	24,506	4.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	84,553	485,661	—	570,214
Preferred Stocks	5,022	—	—	5,022
Short Term Investments	7,273	—	—	7,273
	96,848	485,661	—	582,509

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.0%
Industrials 17.2%
3M Company	51	6,545
Acuity Brands, Inc.	11	1,708
Aerojet Rocketdyne Holdings, Inc. (a)	119	4,843
AGCO Corporation	45	4,422
Alaska Air Group, Inc. (a)	106	4,237
AMETEK, Inc.	120	13,242
APi Group Corporation (a)	338	5,061
ATS Automation Tooling Systems Inc. (a)	102	2,790
Clarivate PLC (a)	218	3,026
CoStar Group, Inc. (a)	158	9,557
Equifax Inc.	17	3,128
Fortive Corporation	241	13,106
Generac Holdings Inc. (a)	56	11,687
Graco Inc.	154	9,169
Hubbell Inc.	34	6,036
IDEX Corporation	55	10,080
JB Hunt Transport Services Inc.	20	3,197
Knorr - Bremse Aktiengesellschaft - ADR	147	2,088
Landstar System Inc.	27	3,926
Lincoln Electric Holdings Inc.	30	3,670
Lindsay Corp.	6	828
ManpowerGroup Inc.	42	3,175
Masonite International Corporation (a)	53	4,080
Middleby Corp. (a)	41	5,177
Mueller Water Products Inc. - Class A	529	6,206
Nordson Corp.	44	8,907
Oshkosh Corp.	47	3,828
Owens Corning Inc.	44	3,284
Parker-Hannifin Corporation	22	5,432
RBC Bearings Incorporated (a)	15	2,756
Regal-Beloit Corp.	53	6,060
Republic Services Inc.	29	3,789
Resideo Technologies, Inc. (a)	231	4,494
Rockwell Automation Inc.	46	9,069
Rollins Inc.	69	2,406
Roper Technologies, Inc.	5	2,007
SiteOne Landscape Supply, Inc. (a)	42	5,039
Teledyne Technologies Inc. (a)	9	3,301
Textron Inc.	100	6,107
Toro Co.	190	14,370
United Rentals Inc. (a)	14	3,401
Verisk Analytics, Inc.	37	6,404
Vertiv Holdings, LLC - Class A	365	3,000
Werner Enterprises Inc.	20	752
WillScot Mobile Mini Holdings Corp. - Class A (a)	223	7,217
Xylem Inc.	56	4,314
Zurn Water Solutions Corporation	103	2,817
		249,738
Health Care 16.5%
Abcam PLC - ADR (a) (b)	140	2,031
Align Technology, Inc. (a)	24	5,562
Avantor, Inc. (a)	164	5,094
Baxter International Inc.	263	16,893
Bio-Rad Laboratories, Inc. - Class A (a)	10	4,702
Bio-Techne Corporation	30	10,329
Bioventus Inc. - Class A (a)	47	319
Catalent Inc. (a)	95	10,193
Cooper Cos. Inc.	37	11,710
Definitive Healthcare Corp. - Class A (a) (b)	138	3,156
Dentsply Sirona Inc.	584	20,849
DexCom Inc. (a)	66	4,919
Doximity, Inc. - Class A (a) (b)	51	1,783
Edwards Lifesciences Corporation (a)	129	12,314
HealthEquity, Inc. (a)	61	3,732
Hologic Inc. (a)	59	4,123
Horizon Therapeutics Public Limited Company (a)	38	3,047
Icon Public Limited Company (a)	11	2,362
ICU Medical, Inc. (a)	45	7,401
IDEXX Laboratories, Inc. (a)	12	4,194
Integra LifeSciences Holdings Corp. (a)	116	6,294
Maravai LifeSciences Holdings, Inc. - Class A (a)	229	6,517
Masimo Corp. (a)	35	4,573
Mettler-Toledo International Inc. (a)	3	3,240
Molina Healthcare, Inc. (a)	21	5,655
NuVasive Inc. (a)	14	665
Quest Diagnostics Incorporated	49	6,503
Silk Road Medical, Inc. (a)	48	1,764
Smith & Nephew PLC - ADR	477	13,322
Staar Surgical Co. (a)	34	2,442
Steris Limited	46	9,380
Syneos Health, Inc. - Class A (a)	87	6,265
Tandem Diabetes Care Inc. (a)	69	4,114
Universal Health Services Inc. - Class B	71	7,101
Veeva Systems Inc. - Class A (a)	40	7,823
Waters Corp. (a)	43	14,162
Zimmer Biomet Holdings, Inc.	21	2,183
Zoetis Inc. - Class A	16	2,731
		239,447
Financials 14.3%
Alleghany Corporation (a)	25	21,004
American Financial Group, Inc.	46	6,316
Arch Capital Group Ltd. (a)	133	6,036
Arthur J Gallagher & Co.	77	12,554
Blue Owl Capital Inc. - Class A	169	1,699
Cullen/Frost Bankers Inc.	29	3,319
Everest Re Group, Ltd.	86	23,998
FactSet Research Systems Inc.	11	4,230
Fifth Third Bancorp	89	2,997
First Republic Bank	29	4,110
Goosehead Insurance, Inc. - Class A	40	1,821
Huntington Bancshares Incorporated	300	3,609
Independent Bank Corp.	11	861
MarketAxess Holdings Inc.	6	1,420
Northern Trust Corp.	175	16,900
Old Republic International Corp.	186	4,153
Progressive Corp.	56	6,523
Prosperity Bancshares Inc.	153	10,479
Reinsurance Group of America, Incorporated	25	2,979
Signature Bank	18	3,146
SVB Financial Group (a)	13	5,135
T. Rowe Price Group, Inc.	16	1,779
The Allstate Corporation	33	4,141
The Bank of New York Mellon Corporation	140	5,823
The Hartford Financial Services Group, Inc.	104	6,805
The Travelers Companies, Inc.	83	14,020
TowneBank	52	1,403
Tradeweb Markets Inc. - Class A	130	8,872
UMB Financial Corp.	27	2,304
Valley National Bancorp	215	2,241
W. R. Berkley Corporation	89	6,058
Western Alliance Bancorp	60	4,257
Zions Bancorp	122	6,225
		207,217
Information Technology 13.3%
Akamai Technologies, Inc. (a)	90	8,220
Amphenol Corporation - Class A	197	12,742
Applied Materials, Inc.	8	727
Asana, Inc. - Class A (a)	150	2,646
Autodesk, Inc. (a)	10	1,720
Avalara, Inc. (a)	42	2,958
Bill.Com Holdings Inc. (a)	23	2,525
Black Knight, Inc. (a)	72	4,688
CDW Corp.	23	3,624
Datadog, Inc. - Class A (a)	16	1,538
DocuSign, Inc. (a)	28	1,629
DXC Technology Company (a)	134	4,062
Emersub CX, Inc. (a)	11	1,995
Fair Isaac Corporation (a)	10	4,171
FleetCor Technologies Inc. (a)	12	2,601
Flex Ltd. (a)	355	5,137
Gartner Inc. (a)	22	5,291
Genpact Limited	145	6,159
Global Payments Inc.	45	4,935
Hewlett Packard Enterprise Company	271	3,599

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Keysight Technologies, Inc. (a)	30	4,122
Leidos Holdings Inc.	59	5,902
Marvell Technology, Inc.	71	3,099
MAXIMUS Inc.	84	5,276
MKS Instruments, Inc.	43	4,403
Momentive Global Inc. (a)	166	1,461
MongoDB, Inc. - Class A (a)	6	1,579
Motorola Solutions Inc.	16	3,401
nCino, Inc. (a) (b)	53	1,639
NCR Corporation (a)	116	3,609
Nutanix, Inc. - Class A (a)	239	3,497
Okta, Inc. - Class A (a)	61	5,560
On Semiconductor Corporation (a)	64	3,215
Palantir Technologies Inc. - Class A (a)	316	2,866
Palo Alto Networks, Inc. (a)	19	9,385
Paycom Software, Inc. (a)	15	4,149
Pure Storage, Inc. - Class A (a)	362	9,307
SolarEdge Technologies Ltd. (a)	9	2,545
Splunk Inc. (a)	22	1,911
Synopsys Inc. (a)	24	7,137
Teradyne Inc.	29	2,627
The Trade Desk, Inc. - Class A (a)	38	1,603
Workday, Inc. - Class A (a)	59	8,305
Workiva Inc. - Class A (a)	61	4,058
Zendesk, Inc. (a)	56	4,148
Zscaler, Inc. (a)	51	7,625
		193,396
Consumer Staples 10.2%
Archer-Daniels-Midland Company	45	3,453
Beiersdorf Aktiengesellschaft - ADR	508	10,367
Boston Beer Co. Inc. - Class A (a)	12	3,636
Brown-Forman Corp. - Class B	48	3,382
Calavo Growers Inc.	58	2,432
Cal-Maine Foods Inc.	121	5,996
Casey's General Stores Inc.	29	5,327
Celsius Holdings, Inc. (a)	56	3,682
Church & Dwight Co. Inc.	23	2,131
Coty Inc. - Class A (a)	486	3,892
Freshpet Inc. (a)	130	6,750
Henkel AG & Co. KGaA - ADR	568	8,730
Henkel AG & Co. KGaA - ADR	439	6,699
Hormel Foods Corp.	112	5,328
JM Smucker Co.	51	6,528
Kimberly-Clark Corporation	95	12,774
Lamb Weston Holdings Inc.	76	5,467
McCormick & Company, Incorporated	125	10,379
Mission Produce, Inc. (a)	100	1,423
Monster Beverage 1990 Corporation (a)	19	1,802
National Beverage Corp.	43	2,111
Performance Food Group, Inc. (a)	144	6,644
Sysco Corp.	107	9,045
The Clorox Company	97	13,703
Tyson Foods Inc. - Class A	74	6,334
		148,015
Consumer Discretionary 7.2%
Advance Auto Parts, Inc.	69	11,943
Aptiv PLC (a)	105	9,396
Bath & Body Works, Inc.	127	3,419
Bloomin' Brands, Inc.	169	2,807
BorgWarner Inc.	172	5,733
Carvana Co. - Class A (a) (b)	49	1,100
Domino's Pizza, Inc.	7	2,580
Global-E Online Ltd. (a)	90	1,814
Hasbro, Inc.	54	4,421
Hilton Worldwide Holdings Inc.	42	4,650
Leslie's, Inc. (a)	447	6,793
MercadoLibre S.R.L (a)	3	1,763
Newell Brands Inc.	239	4,542
Petco Health And Wellness Company, Inc. - Class A (a)	120	1,773
Planet Fitness, Inc. - Class A (a)	80	5,441
Pool Corporation	10	3,417
Ross Stores Inc.	132	9,303
Six Flags Operations Inc.	70	1,525
Sweetgreen, Inc. - Class A (a)	58	671
Terminix Global Holdings, Inc. (a)	9	369
Tractor Supply Co.	29	5,622
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	14	5,204
VF Corp.	85	3,759
Yum! Brands, Inc.	53	6,016
		104,061
Materials 5.1%
AptarGroup, Inc.	154	15,876
Ashland Global Holdings Inc.	62	6,410
Avery Dennison Corporation	36	5,811
Ball Corporation	43	2,950
Corteva, Inc.	70	3,790
GCP Applied Technologies Inc. (a)	286	8,937
International Flavors & Fragrances Inc.	24	2,859
Packaging Corporation of America	44	6,064
Reliance Steel & Aluminum Co.	29	5,002
RPM International Inc.	50	3,936
Sensient Technologies Corporation	40	3,230
Steel Dynamics Inc.	62	4,134
Westlake Chemical Corporation	47	4,587
		73,586
Real Estate 5.0%
Alexandria Real Estate Equities, Inc.	70	10,225
American Homes 4 Rent - Class A	115	4,063
Americold Realty Trust	86	2,589
Camden Property Trust	24	3,227
Cousins Properties Incorporated	135	3,940
Equity Commonwealth (a)	535	14,730
Equity Lifestyle Properties, Inc.	79	5,557
Healthcare Realty Trust Inc.	342	9,315
Healthpeak Properties, Inc.	26	668
Lamar Advertising Co. - Class A	63	5,562
National Retail Properties, Inc.	135	5,826
Starwood Property Trust, Inc.	158	3,294
Sun Communities Inc.	19	3,092
		72,088
Utilities 3.4%
Alliant Energy Corporation	111	6,529
Ameren Corporation	54	4,861
American Water Works Company, Inc.	15	2,280
Avista Corporation	87	3,783
California Water Service Group	72	4,012
DTE Energy Company	19	2,358
Essential Utilities, Inc.	17	762
Eversource Energy	45	3,759
Portland General Electric Co.	62	2,973
SJW Corp.	146	9,112
United Utilities Group PLC - ADR (b)	58	1,470
Xcel Energy Inc.	94	6,687
		48,586
Energy 1.7%
Coterra Energy Inc	216	5,567
Devon Energy Corporation	78	4,321
Diamondback Energy, Inc.	20	2,451
Pioneer Natural Resources Co.	38	8,477
Valero Energy Corporation	31	3,337
		24,153
Communication Services 1.1%
Endeavor Group Holdings, Inc. - Class A (a)	102	2,093
Expedia Group, Inc. (a)	28	2,636
Live Nation Entertainment, Inc. (a)	90	7,413
Lyft, Inc. - Class A (a)	48	641
Roblox Corporation - Class A (a)	36	1,168
ZoomInfo Technologies Inc. - Class A (a)	52	1,732
		15,683
Total Common Stocks (cost $1,401,812)		1,375,970
PREFERRED STOCKS 0.9%
Financials 0.9%
MetLife, Inc., 5.63% (b) (c)	117	2,975
MetLife, Inc., 4.75% (b) (c)	147	3,314
U.S. Bancorp, 4.00% (b) (c)	13	236
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
U.S. Bancorp, 3.50% (b) (c)	320	6,193
		12,718
Health Care 0.0%
Becton, Dickinson and Company, 6.00%, 06/01/23 (d)	16	776
Total Preferred Stocks (cost $14,771)		13,494
INVESTMENT COMPANIES 0.0%
iShares Russell Mid-Cap Value ETF	8	813
Total Investment Companies (cost $942)		813
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.9%
JNL Government Money Market Fund, 1.02% (e) (f)	55,711	55,711
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 1.41% (e) (f)	14,876	14,876
Total Short Term Investments (cost $70,587)		70,587
Total Investments 100.8% (cost $1,488,112)		1,460,864
Other Assets and Liabilities, Net (0.8)%		(12,190)
Total Net Assets 100.0%		1,448,674

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,375,970	—	—	1,375,970
Preferred Stocks	13,494	—	—	13,494
Investment Companies	813	—	—	813
Short Term Investments	70,587	—	—	70,587
	1,460,864	—	—	1,460,864

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.8%
Information Technology 27.0%
908 Devices Inc. (a) (b)	217	4,477
ACI Worldwide, Inc. (a)	450	11,645
Advanced Energy Industries, Inc.	111	8,096
Alkami Technology, Inc. (a) (b)	212	2,939
Allegro Microsystems Inc. (a)	37	758
Ambarella Inc. (a)	61	4,019
Appian Corporation - Class A (a)	7	327
Avalara, Inc. (a)	268	18,894
Avaya Holdings Corp. (a)	98	220
Bentley Systems, Incorporated - Class B	310	10,324
Bill.Com Holdings Inc. (a)	198	21,713
Blackline, Inc. (a)	280	18,601
Booz Allen Hamilton Holding Corporation - Class A	39	3,497
Box, Inc. - Class A (a)	62	1,551
Brooks Automation Inc.	345	24,863
Ceridian HCM Holding Inc. (a)	49	2,330
Clearwater Analytics Holdings, Inc. - Class A (a)	710	8,551
Copperleaf Technologies Inc. (a) (b)	1,078	5,359
Couchbase, Inc. (a) (b)	168	2,767
Coupa Software Incorporated (a)	31	1,767
Credo Technology Group Holding Ltd (a)	70	818
Digital Turbine USA, Inc. (a)	1,043	18,216
DigitalOcean Holdings, Inc. (a) (b)	56	2,327
Domo Inc. - Class B (a)	66	1,834
Duck Creek Technologies, Inc. (a) (b)	1,052	15,623
Dynatrace Holdings LLC (a)	128	5,046
Emersub CX, Inc. (a)	46	8,539
Endava PLC - Class A - ADR (a)	69	6,039
Enphase Energy, Inc. (a)	108	21,106
Entegris, Inc.	24	2,242
Envestnet, Inc. (a)	38	1,998
Euronet Worldwide Inc. (a)	210	21,078
Everbridge, Inc. (a)	23	655
EVO Payments, Inc. - Class A (a)	31	731
Fair Isaac Corporation (a)	20	8,127
Five9 Inc. (a)	114	10,401
Flywire Corporation (a)	58	1,017
Gitlab Inc. - Class A (a) (b)	85	4,536
Globant S.A. (a)	33	5,937
Guidewire Software, Inc. (a)	31	2,201
Harmonic, Inc. (a)	344	2,985
Impinj, Inc. (a) (b)	36	2,086
Indie Semiconductor, Inc. - Class A (a) (b)	225	1,284
Jack Henry & Associates Inc.	80	14,397
JAMF Holding Corp. (a)	88	2,184
Kulicke & Soffa Industries Inc.	233	9,955
Lattice Semiconductor Corp. (a)	104	5,033
Limelight Networks, Inc. (a)	1,162	2,684
LivePerson, Inc. (a)	121	1,714
MACOM Technology Solutions Holdings, Inc. (a)	308	14,214
Marqeta, Inc. - Class A (a)	105	851
MAXIMUS Inc.	44	2,747
Navitas Semiconductor USA, Inc. (a) (b)	183	708
nCino, Inc. (a) (b)	417	12,881
Nice Ltd. - ADR (a)	8	1,501
Novantas Inc. (a)	34	4,145
NVE Corp.	26	1,227
Olo Inc. - Class A (a)	207	2,050
Onto Innovation Inc. (a)	53	3,750
OSI Systems Inc. (a)	40	3,384
PAR Technology Corp. (a)	140	5,278
Paya Holdings Inc. - Class A (a)	129	846
Paycom Software, Inc. (a)	35	9,742
Paylocity Holding Corporation (a)	35	6,139
Paymentus Holdings, Inc. - Class A (a) (b)	54	722
Power Integrations Inc.	110	8,266
Procore Technologies, Inc. (a)	99	4,486
PROS Holdings, Inc. (a)	138	3,608
Qualys, Inc. (a)	19	2,447
Rapid7, Inc. (a)	28	1,848
RingCentral, Inc. - Class A (a)	14	741
Science Applications International Corp.	90	8,402
Semtech Corp. (a)	102	5,621
Shift4 Payments, LLC - Class A (a)	232	7,684
ShotSpotter, Inc. (a)	52	1,391
Sierra Wireless, Inc. (a)	216	5,054
Silicon Laboratories Inc. (a)	36	5,128
Sitime Corporation (a)	13	2,170
Smartsheet Inc. - Class A (a)	249	7,842
Sprout Social, Inc. - Class A (a)	249	14,487
SPS Commerce, Inc. (a)	213	24,065
Stratasys, Inc. (a)	191	3,588
Telos Corporation (a)	117	946
Tenable Holdings, Inc. (a)	73	3,321
Toast, Inc. - Class A (a) (b)	308	3,979
Tyler Technologies Inc. (a)	31	10,306
Varonis Systems, Inc. (a)	441	12,921
Veeco Instruments Inc. (a)	78	1,519
Wex, Inc. (a)	53	8,290
WNS (Holdings) Limited - ADR (a)	142	10,614
Workiva Inc. - Class A (a)	67	4,445
Zeta Global Holdings Corp. - Class A (a) (b)	561	2,534
		569,379
Health Care 20.2%
10X Genomics, Inc. - Class A (a)	19	878
1Life Healthcare, Inc. (a)	249	1,950
Acadia Healthcare Company, Inc. (a)	118	7,992
AdaptHealth, LLC - Class A (a)	362	6,522
Adaptive Biotechnologies Corporation (a)	41	332
Addus HomeCare Corporation (a)	25	2,097
Aerie Pharmaceuticals, Inc. (a) (b)	186	1,396
Affimed N.V. (a)	1,560	4,322
Alkermes Public Limited Company (a)	70	2,090
Amedisys, Inc. (a)	16	1,714
Apellis Pharmaceuticals, Inc. (a)	63	2,830
Arcus Biosciences, Inc. (a)	41	1,026
Arrowhead Pharmaceuticals Inc (a)	46	1,614
AtriCure, Inc. (a)	181	7,393
Axonics Modulation Technologies, Inc. (a)	97	5,488
Axsome Therapeutics, Inc. (a) (b)	76	2,918
Beam Therapeutics Inc. (a) (b)	24	923
BioCryst Pharmaceuticals, Inc. (a)	591	6,254
BioLife Solutions, Inc. (a)	197	2,719
Biomerica, Inc. (a) (b) (c)	641	1,852
Blueprint Medicines Corporation (a)	33	1,663
Bridgebio Pharma, Inc. (a)	191	1,732
Caredx, Inc. (a)	103	2,223
Caribou Biosciences, Inc. (a) (b)	90	491
Castle Biosciences, Inc. (a)	327	7,177
Certara, Inc. (a)	88	1,893
Charles River Laboratories International Inc. (a)	6	1,185
Conmed Corp.	28	2,710
Cooper Cos. Inc.	21	6,692
Cryoport, Inc. (a)	363	11,225
CytoSorbents Corporation (a) (b)	591	1,293
Definitive Healthcare Corp. - Class A (a) (b)	469	10,750
Dermtech Operations, Inc. (a)	66	367
Envista Holdings Corporation (a)	59	2,256
Equillium, Inc. (a) (b)	271	553
Establishment Labs Holdings Inc. (a)	28	1,544
Evolent Health, Inc. - Class A (a)	748	22,974
Fate Therapeutics, Inc. (a) (b)	257	6,360
Figs, Inc. - Class A (a)	679	6,188
Globus Medical Inc. - Class A (a)	195	10,996
Guardant Health, Inc. (a)	16	629
Halozyme Therapeutics, Inc. (a)	52	2,303
Harvard Bioscience Inc. (a)	317	1,141
Health Catalyst, Inc. (a)	518	7,517
HealthEquity, Inc. (a)	338	20,787
Horizon Therapeutics Public Limited Company (a)	44	3,532
iCAD, Inc. (a)	1,018	4,071
ImmunoGen, Inc. (a)	298	1,339
Inari Medical, Inc. (a)	55	3,735
InMode Ltd (a)	61	1,359
Inogen, Inc. (a)	30	725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Insmed Inc. (a)	154	3,032
Inspire Medical Systems Inc. (a)	33	5,993
Integra LifeSciences Holdings Corp. (a)	43	2,297
Intellia Therapeutics, Inc. (a)	28	1,450
Intra-Cellular Therapies, Inc. (a)	125	7,118
Jazz Pharmaceuticals Public Limited Company (a)	28	4,389
Karuna Therapeutics, Inc. (a)	14	1,719
Kezar Life Sciences, Inc. (a) (b)	167	1,385
Kura Oncology, Inc. (a)	48	876
LivaNova PLC (a)	31	1,957
Medpace Holdings, Inc. (a)	14	2,143
Mesa Laboratories, Inc.	29	6,074
NanoString Technologies, Inc. (a)	194	2,458
Natera, Inc. (a)	180	6,384
National Research Corp.	144	5,513
Nevro Corp. (a)	31	1,371
NuVasive Inc. (a)	146	7,162
Olink Holding AB (Publ) - ADR (a)	189	2,868
Omnicell, Inc. (a)	26	2,969
Opthea Limited - ADR (a)	136	859
Option Care Health, Inc. (a)	292	8,108
Organogenesis Holdings Inc. - Class A (a)	485	2,365
Orthopediatrics Corp. (a)	86	3,707
Pacira Biosciences, Inc. (a)	23	1,335
Penumbra, Inc. (a)	49	6,099
Pliant Therapeutics, Inc. (a) (b)	112	896
Pphm, Inc. (a)	72	1,092
Progyny, Inc. (a)	78	2,257
Prothena Corporation Public Limited Company (a) (b)	35	944
Quanterix Corporation (a)	347	5,615
Renalytix PLC - ADR (a) (b)	193	474
Repligen Corporation (a)	59	9,712
Revance Therapeutics Inc. (a)	145	2,008
Rocket Pharmaceuticals, Ltd. (a)	229	3,154
Semler Scientific, Inc. (a)	19	546
Shockwave Medical, Inc. (a)	61	11,635
SI-BONE, Inc. (a)	164	2,170
Silk Road Medical, Inc. (a)	454	16,516
Springworks Therapeutics, Inc. (a)	61	1,494
Symbion, Inc. (a)	334	9,665
Tandem Diabetes Care Inc. (a)	129	7,572
Tenet Healthcare Corporation (a)	30	1,552
Turning Point Therapeutics, Inc. (a)	35	2,661
U. S. Physical Therapy, Inc.	78	8,531
Ultragenyx Pharmaceutical Inc. (a)	48	2,882
Veracyte, Inc. (a)	673	13,405
Vericel Corporation (a)	155	3,891
West Pharmaceutical Services Inc.	50	15,064
Xencor, Inc. (a)	98	2,666
Xenon Pharmaceuticals Inc. (a)	64	1,956
		427,709
Industrials 17.5%
AAON, Inc.	233	12,776
AAR Corp. (a)	42	1,739
ACV Auctions Inc. - Class A (a)	134	874
Advanced Drainage Systems, Inc.	32	2,908
Alta Equipment Group Inc. - Class A (a) (b)	311	2,788
Ameresco, Inc. - Class A (a)	141	6,414
Applied Industrial Technologies, Inc.	17	1,648
Array Tech, Inc. (a)	1,942	21,383
ASGN Incorporated (a)	52	4,656
Axone Intelligence Inc. (a)	198	18,391
Azek Company Inc - Class A (a)	128	2,139
Builders FirstSource, Inc. (a)	49	2,606
Casella Waste Systems Inc. - Class A (a)	69	5,029
Chart Industries, Inc. (a)	160	26,823
Columbus Mckinnon Corp.	135	3,834
Copart Inc. (a)	110	11,984
CoStar Group, Inc. (a)	171	10,319
Elance, Inc. (a)	100	2,075
Enovix Operations Inc. (a) (b)	344	3,065
Evoqua Water Technologies Corp. (a)	295	9,599
HEICO Corp. - Class A	204	21,549
Hexcel Corp.	44	2,311
Hudson Technologies Inc. (a)	462	3,468
IDEX Corporation	13	2,307
John Bean Technologies Corp.	81	8,909
Kornit Digital Ltd. (a)	658	20,853
Kratos Defense & Security Solutions, Inc. (a)	129	1,788
Mercury Systems Inc. (a)	288	18,523
Montrose Environmental Group, Inc. (a)	87	2,941
Nordson Corp.	12	2,328
Old Dominion Freight Line Inc.	44	11,225
Omega Flex Inc.	69	7,469
RBC Bearings Incorporated (a)	34	6,326
Regal-Beloit Corp.	16	1,869
Ritchie Bros. Auctioneers Incorporated	38	2,482
Saia, Inc. (a)	44	8,331
Simpson Manufacturing Co. Inc.	19	1,930
SiteOne Landscape Supply, Inc. (a)	119	14,196
Teledyne Technologies Inc. (a)	36	13,409
Tetra Tech, Inc.	84	11,442
Timken Co.	124	6,555
TPI Composites, Inc. (a)	86	1,071
TransUnion	112	8,955
Trex Company, Inc. (a)	48	2,634
UFP Industries, Inc.	99	6,743
Verisk Analytics, Inc.	51	8,780
Vicor Corp. (a)	62	3,383
WillScot Mobile Mini Holdings Corp. - Class A (a)	429	13,893
Zurn Water Solutions Corporation	73	1,999
		368,719
Consumer Discretionary 10.2%
Acushnet Holdings Corp.	84	3,485
Boot Barn Holdings, Inc. (a)	117	8,089
Boyd Gaming Corporation	53	2,652
Bright Horizons Family Solutions Inc. (a)	50	4,216
Caesars Entertainment, Inc. (a)	157	6,006
Callaway Golf Co. (a)	656	13,380
Chegg, Inc. (a)	55	1,028
Churchill Downs Inc.	24	4,428
CLARUS Corporation	296	5,629
Dream Finders Homes, Inc. - Class A (a) (b)	303	3,225
ETSY, Inc. (a)	86	6,325
European Wax Center, Inc. - Class A (a) (b)	84	1,473
First Watch Restaurant Group, Inc. (a) (b)	95	1,377
Five Below, Inc. (a)	75	8,472
Floor & Decor Holdings Inc. - Class A (a)	61	3,822
Fox Factory Holding Corp. (a)	269	21,708
Funko Inc. - Class A (a)	52	1,168
Gentherm Incorporated (a)	111	6,957
Green Brick Partners Inc. (a)	38	736
Holley Inc. (a) (b)	467	4,899
Hyatt Hotels Corp. - Class A (a)	21	1,565
Life Time Group Holdings, Inc. (a) (b)	240	3,093
Liquidity Services, Inc. (a)	203	2,726
Lithia Motors Inc. - Class A	12	3,210
Mattel, Inc. (a)	148	3,313
MGM Resorts International	74	2,151
Motorcar Parts of America Inc. (a)	21	270
Ollie's Bargain Outlet Holdings Inc. (a)	478	28,081
OneSpaWorld Holdings Limited (a) (b)	125	895
Papa John's International Inc.	16	1,371
Petco Health And Wellness Company, Inc. - Class A (a) (b)	179	2,646
Planet Fitness, Inc. - Class A (a)	124	8,449
Porch Group Inc - Class A (a) (b)	2,127	5,446
Revolve Group - Class A (a)	158	4,101
Shake Shack Inc. - Class A (a)	32	1,253
Stoneridge, Inc. (a)	253	4,331
Sweetgreen, Inc. - Class A (a) (b)	33	380
Texas Roadhouse Inc. - Class A	131	9,558
The Lovesac Company (a)	80	2,192
Thredup Inc. - Class A (a) (b)	172	430
Vizio Holding Corp. - Class A (a) (b)	74	507
Warby Parker Inc. - Class A (a) (b)	76	855
Wingstop Inc.	140	10,466

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
YETI Holdings, Inc. (a)	192	8,331
		214,695
Financials 9.4%
Customers Bancorp, Inc. (a)	103	3,498
FactSet Research Systems Inc.	52	20,115
Focus Financial Partners Inc. - Class A (a)	122	4,141
Goosehead Insurance, Inc. - Class A	116	5,275
Grid Dynamics Holdings, Inc. - Class A (a)	259	4,356
Hagerty, Inc. - Class A (a) (b)	500	5,742
Hamilton Lane Inc. - Class A	23	1,536
Houlihan Lokey Inc. - Class A	22	1,717
Interactive Brokers Group, Inc. - Class A	213	11,692
James River Group, Inc.	115	2,847
Kinsale Capital Group, Inc.	16	3,559
LendingTree, Inc. (a)	135	5,926
LPL Financial Holdings Inc.	31	5,723
MarketAxess Holdings Inc.	52	13,271
Morningstar Inc.	64	15,368
Oportun Financial Corporation (a)	156	1,291
Palomar Holdings, Inc. (a)	37	2,407
Pinnacle Financial Partners, Inc.	70	5,093
Primerica, Inc.	61	7,355
Ryan Specialty Group Holdings, Inc. - Class A (a)	1,089	42,676
ServisFirst Bancshares, Inc.	197	15,524
Silvergate Capital Corporation - Class A (a)	90	4,812
Stepstone Group Inc. - Class A	69	1,806
The PRA Group, Inc. (a)	58	2,108
Trupanion Inc. (a) (b)	36	2,186
Victory Capital Holdings, Inc. - Class A	87	2,094
Walker & Dunlop, Inc.	16	1,565
Western Alliance Bancorp	31	2,189
Wintrust Financial Corporation	36	2,849
		198,721
Communication Services 5.3%
Auto Trader Group PLC	2,542	17,137
Autohome Inc. - Class A - ADR	312	12,289
Bumble Inc. - Class A (a) (b)	91	2,561
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	423	3,133
Cogent Communications Group, Inc.	31	1,898
Eventbrite, Inc. - Class A (a)	114	1,168
EverQuote, Inc. - Class A (a)	134	1,187
Genius Sports Limited (a)	488	1,097
Gray Television, Inc.	3	43
IAC/Interactive Corp. (a)	18	1,397
Liberty Media Corporation - Series A (a)	44	2,539
Magnite, Inc. (a)	2,676	23,764
Mediaalpha, Inc. - Class A (a)	311	3,059
New York Times Co. - Class A	57	1,581
Rightmove PLC	2,890	19,917
Rightmove PLC - ADR	383	5,325
S4 Capital PLC (a)	877	2,458
World Wrestling Entertainment, Inc. - Class A (b)	98	6,097
Ziprecruiter, Inc. - Class A (a)	112	1,656
ZoomInfo Technologies Inc. - Class A (a)	84	2,792
		111,098
Consumer Staples 3.8%
Bellring Intermediate Holdings, Inc. (a)	188	4,688
Casey's General Stores Inc.	43	7,892
E.L.F. Beauty, Inc. (a)	80	2,443
Freshpet Inc. (a)	52	2,702
Grocery Outlet Holding Corp. (a)	251	10,673
Hostess Brands, Inc. - Class A (a)	39	833
Lamb Weston Holdings Inc.	117	8,375
Performance Food Group, Inc. (a)	159	7,325
PriceSmart Inc.	44	3,139
The Beauty Health Company - Class A (a) (b)	716	9,199
The Chefs' Warehouse, Inc. (a)	161	6,262
The Simply Good Foods Company (a)	198	7,473
The Vita Coco Company, Inc. (a) (b)	1,003	9,816
		80,820
Materials 1.4%
Avient Corporation	242	9,732
Ingevity Corporation (a)	100	6,321
Innospec Inc.	14	1,300
Livent Corporation (a)	89	2,027
Materion Corp.	49	3,620
Neo Performance Materials Inc.	114	1,099
Ranpak Holdings Corp - Class A (a)	39	273
Sealed Air Corporation	20	1,131
Silgan Holdings Inc.	46	1,892
Summit Materials, Inc. - Class A (a)	90	2,095
		29,490
Real Estate 1.2%
Americold Realty Trust	40	1,187
Equity Lifestyle Properties, Inc.	56	3,946
Innovative Industrial Properties, Inc.	24	2,648
National Storage Affiliates Trust	74	3,724
Rexford Industrial Realty, Inc.	189	10,871
Terreno Realty Corporation	40	2,212
		24,588
Energy 0.8%
Callon Petroleum Company (a)	33	1,304
Clean Energy Fuels Corp. (a)	224	1,002
Diamondback Energy, Inc.	27	3,284
Matador Resources Co.	223	10,379
Ranger Oil Corporation - Class A (a)	61	2,015
		17,984
Total Common Stocks (cost $2,505,618)		2,043,203
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (d)	491	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 5.1%
Investment Companies 3.2%
JNL Government Money Market Fund, 1.02% (c) (e)	68,753	68,753
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund, 1.41% (c) (e)	39,761	39,761
Total Short Term Investments (cost $108,514)		108,514
Total Investments 101.9% (cost $2,614,132)		2,151,717
Other Assets and Liabilities, Net (1.9)%		(39,917)
Total Net Assets 100.0%		2,111,800

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Multi-Manager Small Cap Growth Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Biomerica, Inc.	2,469	64	39	—	(11)	(631)	1,852	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,003,691	39,512	—	2,043,203
Rights	—	—	—	—
Short Term Investments	108,514	—	—	108,514
	2,112,205	39,512	—	2,151,717

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.7%
Industrials 25.8%
Acuity Brands, Inc.	34	5,259
Advanced Drainage Systems, Inc.	70	6,341
Aerojet Rocketdyne Holdings, Inc. (a)	268	10,881
Air Lease Corporation - Class A	550	18,378
Air Transport Services Group, Inc. (a)	554	15,918
Alight, Inc. - Class A (a) (b)	667	4,506
AMERCO	22	10,633
American Woodmark Corporation (a)	415	18,642
APi Group Corporation (a)	199	2,980
Argan, Inc.	133	4,959
Armstrong World Industries, Inc.	184	13,763
Atkore International Group Inc. (a)	67	5,601
Azek Company Inc - Class A (a)	263	4,401
Beacon Roofing Supply, Inc. (a)	270	13,850
BrightView Holdings, Inc. (a)	386	4,628
BWXT Government Group, Inc.	147	8,107
Byrna Technologies Inc. (a)	160	1,378
Comfort Systems USA Inc.	97	8,065
Crane Holdings, Co.	103	9,044
CSW Industrials Inc.	47	4,842
Curtiss-Wright Corp.	28	3,741
Dun & Bradstreet Holdings, Inc. (a)	486	7,298
EMCOR Group, Inc.	212	21,843
Enerpac Tool Group Corp. - Class A	283	5,388
ESAB Corporation	198	8,651
FTI Consulting Inc. (a)	59	10,709
FuelCell Energy, Inc. (a) (b)	161	603
Gates Industrial Corporation PLC (a)	469	5,074
GMS Inc. (a)	125	5,573
Gorman-Rupp Co.	89	2,505
GrafTech International Ltd.	189	1,339
Hillman Solutions Corp. - Class A (a)	1,313	11,343
Huntington Ingalls Industries Inc.	24	5,278
IAA Spinco Inc. (a)	314	10,303
Insperity, Inc.	152	15,185
JetBlue Airways Corporation (a)	340	2,849
Landstar System Inc.	69	10,066
Maxar Technologies Inc.	553	14,415
Patrick Industries, Inc.	34	1,742
PGT Innovations, Inc. (a)	621	10,341
Rush Enterprises Inc. - Class A	163	7,860
Shyft Group, Inc.	196	3,645
SP Plus Corporation (a)	211	6,476
Steelcase Inc. - Class A	579	6,213
TriMas Corp.	75	2,071
TriNet Group Inc. (a)	150	11,670
UniFirst Corp.	110	18,998
Univar Solutions Inc. (a)	178	4,426
Vectrus, Inc. (a)	91	3,036
Viad Corp (a)	42	1,148
Werner Enterprises Inc.	104	3,999
Woodward Governor Co.	94	8,703
		404,667
Financials 18.2%
1st Source Corporation	56	2,545
American Equity Investment Life Holding Company	273	9,997
Assured Guaranty Ltd.	117	6,527
AXIS Capital Holdings Limited	98	5,622
Bank OZK	49	1,825
BankUnited, Inc.	171	6,094
Banner Corporation	22	1,221
Brookline Bancorp, Inc.	217	2,887
Cannae Holdings, Inc. (a)	408	7,899
Cathay General Bancorp	139	5,433
CNA Financial Corp.	86	3,841
CNO Financial Group, Inc.	87	1,576
Commerce Bancshares Inc.	70	4,610
Enstar Group Limited (a)	56	12,026
Essent Group Ltd.	315	12,264
Federated Investors, Inc. - Class B	39	1,255
Fidelity National Financial, Inc. - Class A	97	3,590
First American Financial Corporation	63	3,328
First Citizens BancShares, Inc. - Class A	17	11,276
First Hawaiian, Inc.	392	8,904
FirstCash Holdings, Inc.	148	10,271
FNB Corp.	139	1,510
Focus Financial Partners Inc. - Class A (a)	399	13,586
Genworth Financial, Inc. - Class A (a)	1,298	4,582
Glacier Bancorp, Inc.	211	10,013
Hanover Insurance Group Inc.	16	2,271
HomeStreet, Inc.	156	5,423
International Bancshares Corporation	131	5,259
LendingTree, Inc. (a)	15	659
LPL Financial Holdings Inc.	16	2,955
National Western Life Group Inc. - Class A	23	4,590
OFG Bancorp	68	1,736
RenaissanceRe Holdings Ltd	52	8,089
Sandy Spring Bancorp Inc.	157	6,136
Selective Insurance Group Inc.	49	4,224
The Bancorp, Inc. (a)	183	3,564
UMB Financial Corp.	70	6,046
Umpqua Holdings Corp.	591	9,917
Valley National Bancorp	224	2,330
Virtu Financial Inc. - Class A	208	4,872
Virtus Partners, Inc.	54	9,317
Washington Federal Inc.	193	5,790
Webster Financial Corp.	26	1,077
White Mountains Insurance Group Ltd	17	20,215
Wintrust Financial Corporation	197	15,831
WSFS Financial Corp.	294	11,809
		284,792
Consumer Discretionary 14.4%
Advance Auto Parts, Inc.	54	9,406
American Eagle Outfitters, Inc. (b)	550	6,148
America's Car Mart, Inc. (a)	127	12,726
Asbury Automotive Group, Inc. (a)	10	1,641
Carter's Inc.	59	4,188
Dorman Products Inc. (a)	130	14,251
Dream Finders Homes, Inc. - Class A (a) (b)	276	2,936
Frontdoor, Inc. (a)	318	7,648
Gentex Corp.	333	9,316
Gildan Activewear Inc. - Class A	356	10,234
Grand Canyon Education, Inc. (a)	122	11,468
Group 1 Automotive Inc.	25	4,294
Hanesbrands Inc.	626	6,439
Helen of Troy Ltd (a)	80	13,056
LCI Industries	47	5,222
Leslie's, Inc. (a) (b)	655	9,938
LKQ Corporation	277	13,605
M/I Homes, Inc. (a)	114	4,509
Malibu Boats, Inc. - Class A (a)	132	6,954
Murphy USA Inc.	38	8,882
Ollie's Bargain Outlet Holdings Inc. (a)	221	12,966
Polaris Industries Inc.	50	4,989
Ruth's Hospitality Group Inc.	133	2,159
Skechers U.S.A. Inc. - Class A (a)	143	5,092
Sleep Number Corporation (a)	44	1,364
Stoneridge, Inc. (a)	414	7,104
Thor Industries Inc. (b)	85	6,318
Wingstop Inc.	9	676
Winnebago Industries Inc.	268	13,000
Wyndham Hotels & Resorts, Inc.	131	8,636
		225,165
Health Care 10.7%
Acadia Healthcare Company, Inc. (a)	90	6,073
AdaptHealth, LLC - Class A (a)	330	5,953
Addus HomeCare Corporation (a)	228	18,996
Atea Pharmaceuticals, Inc. (a)	160	1,135
AtriCure, Inc. (a)	53	2,157
Bausch + Lomb Corporation (a)	15	228
Change Healthcare Inc. (a)	351	8,101
Cross Country Healthcare Inc. (a)	302	6,297
DocGo Inc. (a)	151	1,077
Dynavax Technologies Corporation (a)	180	2,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Editas Medicine, Inc. (a) (b)	71	840
Encompass Health Corporation	151	8,485
Enovis Corporation (a) (b)	121	6,638
Haemonetics Corp. (a)	19	1,224
ICU Medical, Inc. (a)	49	8,039
Integra LifeSciences Holdings Corp. (a)	164	8,871
Jounce Therapeutics Inc. (a)	499	1,511
Lantheus Holdings Inc. (a)	87	5,746
Mednax, Inc. (a)	220	4,629
Pacira Biosciences, Inc. (a)	38	2,233
Patterson Cos. Inc.	119	3,599
Perrigo Company Public Limited Company	254	10,287
Premier Healthcare Solutions, Inc. - Class A	522	18,616
Sotera Health LLC (a)	392	7,679
Syneos Health, Inc. - Class A (a)	224	16,017
Turning Point Therapeutics, Inc. (a)	64	4,851
Varex Imaging Corporation (a)	271	5,788
		167,341
Information Technology 9.6%
ACI Worldwide, Inc. (a)	714	18,480
Alteryx, Inc. - Class A (a)	60	2,888
DXC Technology Company (a)	168	5,097
E2Open Parent Holdings, Inc. - Class A (a) (b)	637	4,956
Ebix Inc. (b)	118	2,001
ePlus Inc. (a)	476	25,262
EVO Payments, Inc. - Class A (a)	340	7,997
II-VI Incorporated (a) (b)	34	1,714
Kulicke & Soffa Industries Inc.	154	6,586
MAXIMUS Inc.	58	3,628
MeridianLink, Inc. (a) (b)	200	3,347
MKS Instruments, Inc.	80	8,203
NCR Corporation (a)	316	9,821
Onto Innovation Inc. (a)	54	3,794
PAR Technology Corp. (a) (b)	160	5,990
Plexus Corp. (a)	159	12,494
SYNNEX Corporation	101	9,201
Verra Mobility Corporation - Class A (a)	898	14,107
Vontier Corporation	237	5,452
		151,018
Real Estate 5.0%
Alexander & Baldwin, LLC	580	10,418
American Campus Communities, Inc.	44	2,821
Apple Hospitality REIT, Inc.	241	3,535
Brandywine Realty Trust	171	1,651
CoreCivic, Inc. (a)	600	6,664
Cushman & Wakefield PLC (a)	774	11,791
Getty Realty Corp.	119	3,153
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30	1,154
Highwoods Properties Inc.	22	743
Independence Realty Trust, Inc.	109	2,254
Marcus & Millichap Inc.	293	10,831
Newmark Group, Inc. - Class A	303	2,934
PotlatchDeltic Corp.	101	4,476
PS Business Parks, Inc.	13	2,415
Ryman Hospitality Properties, Inc. (a)	100	7,606
STAG Industrial, Inc.	135	4,174
Terreno Realty Corporation	48	2,669
		79,289
Consumer Staples 4.8%
BJ's Wholesale Club Holdings, Inc. (a)	169	10,513
Central Garden & Pet Co. - Class A (a)	134	5,360
Grocery Outlet Holding Corp. (a)	461	19,657
Hostess Brands, Inc. - Class A (a)	124	2,623
Ingles Markets Inc. - Class A	42	3,640
Ingredion Inc.	49	4,343
Inter Parfums Inc.	162	11,858
Lancaster Colony Corp.	39	5,035
Molson Coors Beverage Company - Class B	127	6,914
The Simply Good Foods Company (a)	153	5,769
		75,712
Materials 3.2%
Axalta Coating Systems Ltd. (a)	238	5,271
Century Aluminum Co. (a)	170	1,251
Commercial Metals Co.	59	1,969
Element Solutions, Inc.	1,140	20,294
H.B. Fuller Company	117	7,043
Hecla Mining Co.	684	2,682
Schweitzer-Mauduit International Inc.	34	848
Summit Materials, Inc. - Class A (a)	235	5,484
Tronox Holdings PLC	225	3,779
Valvoline, Inc.	60	1,719
		50,340
Energy 3.0%
Centennial Resource Development, LLC - Class A (a)	601	3,594
ChampionX Corporation	53	1,052
Chesapeake Energy Corporation	22	1,775
CNX Resources Corporation (a)	221	3,639
CVR Energy, Inc.	66	2,200
DHT Holdings, Inc.	386	2,366
DMC Global Inc. (a)	356	6,426
HF Sinclair Corporation	83	3,729
Matador Resources Co.	141	6,554
Ovintiv Canada ULC	36	1,594
Range Resources Corporation (a)	235	5,808
SM Energy Company	193	6,624
World Fuel Services Corp.	96	1,966
		47,327
Utilities 2.2%
ALLETE, Inc.	14	850
Black Hills Corporation	56	4,087
Clearway Energy, Inc. - Class C	151	5,265
IDACORP Inc.	15	1,612
MDU Resources Group Inc.	196	5,296
OGE Energy Corp.	65	2,512
Portland General Electric Co.	93	4,507
Spire, Inc.	61	4,518
Vistra Energy Corp.	263	6,008
		34,655
Communication Services 0.8%
Liberty Latin America Ltd. - Class A (a)	219	1,705
Liberty Latin America Ltd. - Class C (a)	101	783
Telephone & Data Systems Inc.	350	5,530
Yelp Inc. (a)	153	4,237
		12,255
Total Common Stocks (cost $1,593,284)		1,532,561
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp.	207	4,014
Total Investment Companies (cost $4,544)		4,014
SHORT TERM INVESTMENTS 3.1%
Investment Companies 1.8%
JNL Government Money Market Fund, 1.02% (c) (d)	27,644	27,644
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	20,406	20,406
Total Short Term Investments (cost $48,050)		48,050
Total Investments 101.0% (cost $1,645,878)		1,584,625
Other Assets and Liabilities, Net (1.0)%		(16,160)
Total Net Assets 100.0%		1,568,465

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,532,561	—	—	1,532,561
Investment Companies	4,014	—	—	4,014
Short Term Investments	48,050	—	—	48,050
	1,584,625	—	—	1,584,625

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.7%
Information Technology 26.1%
Accenture Public Limited Company - Class A	5	1,392
Adobe Inc. (a)	4	1,369
Advanced Micro Devices, Inc. (a)	13	984
Akamai Technologies, Inc. (a)	1	119
Amphenol Corporation - Class A	5	304
Analog Devices, Inc.	4	602
ANSYS, Inc. (a)	1	168
Apple Inc.	122	16,640
Applied Materials, Inc.	7	636
Arista Networks, Inc. (a)	2	165
Autodesk, Inc. (a)	2	298
Automatic Data Processing, Inc.	3	695
Broadcom Inc.	3	1,570
Broadridge Financial Solutions, Inc.	1	132
Cadence Design Systems Inc. (a)	2	327
CDW Corp.	1	170
Ceridian HCM Holding Inc. (a)	1	45
Cisco Systems, Inc.	33	1,402
Citrix Systems Inc.	1	90
Cognizant Technology Solutions Corp. - Class A	4	282
Corning Incorporated	6	188
DXC Technology Company (a)	2	55
Enphase Energy, Inc. (a)	1	208
EPAM Systems, Inc. (a)	—	133
F5 Networks, Inc. (a)	—	73
Fidelity National Information Services, Inc.	5	447
Fiserv, Inc. (a)	5	405
FleetCor Technologies Inc. (a)	1	127
Fortinet, Inc. (a)	5	294
Gartner Inc. (a)	1	157
Global Payments Inc.	2	244
Hewlett Packard Enterprise Company	10	136
HP Inc.	8	275
Intel Corporation	32	1,211
International Business Machines Corporation	7	1,005
Intuit Inc.	2	864
Jack Henry & Associates Inc.	1	105
Juniper Networks, Inc.	2	70
Keysight Technologies, Inc. (a)	1	199
KLA-Tencor Corp.	1	376
Lam Research Corp.	1	472
Leidos Holdings Inc.	1	113
MasterCard Incorporated - Class A	7	2,145
Microchip Technology Incorporated	4	255
Micron Technology, Inc.	9	486
Microsoft Corporation	59	15,205
Monolithic Power Systems Inc.	—	138
Motorola Solutions Inc.	1	279
NetApp, Inc.	2	117
NortonLifelock Inc.	5	100
NVIDIA Corporation	20	3,005
NXP Semiconductors N.V.	2	308
On Semiconductor Corporation (a)	3	171
Oracle Corporation	12	871
Paychex Inc.	3	293
Paycom Software, Inc. (a)	—	104
Paypal Holdings, Inc. (a)	9	640
PTC Inc. (a)	1	95
Qorvo, Inc. (a)	1	76
Qualcomm Incorporated	9	1,133
Salesforce.Com, Inc. (a)	8	1,298
Seagate Technology Holdings Public Limited Company	2	107
ServiceNow, Inc. (a)	2	756
Skyworks Solutions, Inc.	1	116
SolarEdge Technologies Ltd. (a)	—	117
Synopsys Inc. (a)	1	366
TE Connectivity Ltd. (b)	3	293
Teradyne Inc.	1	114
Texas Instruments Incorporated	7	1,121
Trimble Inc. (a)	2	115
Tyler Technologies Inc. (a)	—	107
VeriSign, Inc. (a)	1	125
Visa Inc. - Class A	13	2,565
Western Digital Corporation (a)	3	112
Zebra Technologies Corp. - Class A (a)	—	118
		67,398
Health Care 14.8%
Abbott Laboratories	14	1,506
AbbVie Inc.	14	2,142
ABIOMED, Inc. (a)	—	90
Agilent Technologies, Inc.	2	279
Align Technology, Inc. (a)	1	136
AmerisourceBergen Corporation	1	167
Amgen Inc.	4	1,029
Anthem, Inc.	2	914
Baxter International Inc.	4	260
Becton, Dickinson and Company	2	557
Biogen Inc. (a)	1	238
Bio-Rad Laboratories, Inc. - Class A (a)	—	85
Bio-Techne Corporation	—	106
Boston Scientific Corporation (a)	11	424
Bristol-Myers Squibb Company	17	1,298
Cardinal Health, Inc.	2	117
Catalent Inc. (a)	1	153
Centene Corporation (a)	5	394
Charles River Laboratories International Inc. (a)	—	83
Cigna Holding Company	3	656
Cooper Cos. Inc.	—	119
CVS Health Corporation	10	962
Danaher Corporation	5	1,299
DaVita Inc. (a)	—	38
Dentsply Sirona Inc.	2	63
DexCom Inc. (a)	3	227
Edwards Lifesciences Corporation (a)	5	468
Eli Lilly & Co.	6	2,024
Gilead Sciences, Inc.	10	614
HCA Healthcare, Inc.	2	299
Henry Schein Inc. (a)	1	78
Hologic Inc. (a)	2	139
Humana Inc.	1	474
IDEXX Laboratories, Inc. (a)	1	237
Illumina, Inc. (a)	1	230
Incyte Corporation (a)	2	118
Intuitive Surgical, Inc. (a)	3	574
IQVIA Inc. (a)	2	323
Johnson & Johnson	21	3,697
Laboratory Corporation of America Holdings	1	174
McKesson Corporation	1	381
Medtronic Public Limited Company	11	953
Merck & Co., Inc.	20	1,825
Mettler-Toledo International Inc. (a)	—	208
Moderna, Inc. (a)	3	392
Molina Healthcare, Inc. (a)	—	131
Organon & Co.	2	72
PerkinElmer Inc.	1	147
Pfizer Inc.	44	2,329
Quest Diagnostics Incorporated	1	128
Regeneron Pharmaceuticals, Inc. (a)	1	499
ResMed Inc.	1	237
Steris Limited	1	168
Stryker Corporation	3	525
Teleflex Incorporated	—	88
Thermo Fisher Scientific Inc.	3	1,684
UnitedHealth Group Incorporated	7	3,814
Universal Health Services Inc. - Class B	1	56
Vertex Pharmaceuticals Incorporated (a)	2	570
Viatris Inc.	10	105
Waters Corp. (a)	—	161
West Pharmaceutical Services Inc.	1	178
Zimmer Biomet Holdings, Inc.	2	169
Zoetis Inc. - Class A	4	640
		38,251
Financials 10.6%
AFLAC Incorporated	5	258

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
American Express Company	5	667
American International Group, Inc.	6	317
Ameriprise Financial, Inc.	1	204
AON Public Limited Company - Class A	2	453
Arthur J Gallagher & Co.	2	268
Assurant, Inc.	—	73
Bank of America Corporation	56	1,747
Berkshire Hathaway Inc. - Class B (a)	14	3,910
BlackRock, Inc.	1	691
Brown & Brown Inc.	2	110
Capital One Financial Corporation	3	330
Cboe Global Markets, Inc.	1	98
Chubb Limited	3	661
Cincinnati Financial Corporation	1	139
Citigroup Inc.	15	708
Citizens Financial Group Inc.	4	136
CME Group Inc. - Class A	3	582
Comerica Inc.	1	80
Discover Financial Services	2	210
Everest Re Group, Ltd.	—	83
FactSet Research Systems Inc.	—	118
Fifth Third Bancorp	6	187
First Republic Bank	1	208
Franklin Resources Inc.	2	49
Globe Life Inc.	1	75
Huntington Bancshares Incorporated	12	139
Intercontinental Exchange, Inc.	4	417
Invesco Ltd.	3	48
JPMorgan Chase & Co.	23	2,618
KeyCorp	7	125
Lincoln National Corporation	1	60
Loews Corp.	1	88
M&T Bank Corporation	1	229
MarketAxess Holdings Inc.	—	78
Marsh & McLennan Companies, Inc.	4	615
MetLife, Inc.	5	342
Moody's Corp.	1	345
Morgan Stanley	11	843
MSCI Inc. - Class A	1	261
NASDAQ Inc.	1	138
Northern Trust Corp.	2	156
Principal Financial Group, Inc.	2	121
Progressive Corp.	5	538
Prudential Financial Inc.	3	285
Raymond James Financial Inc.	2	136
Regions Financial Corporation	7	140
S&P Global Inc.	3	926
Signature Bank	—	84
State Street Corporation	3	179
SVB Financial Group (a)	—	180
Synchrony Financial	4	110
T. Rowe Price Group, Inc.	2	201
The Allstate Corporation	2	277
The Bank of New York Mellon Corporation (c)	6	251
The Charles Schwab Corporation	12	754
The Goldman Sachs Group, Inc.	3	808
The Hartford Financial Services Group, Inc.	3	174
The PNC Financial Services Group, Inc.	3	514
The Travelers Companies, Inc.	2	324
Truist Financial Corporation	11	499
U.S. Bancorp	11	489
W. R. Berkley Corporation	2	117
Wells Fargo & Company	30	1,175
Willis Towers Watson Public Limited Company	1	172
Zions Bancorp	1	57
		27,375
Consumer Discretionary 9.7%
Advance Auto Parts, Inc.	—	80
Amazon.com, Inc. (a)	69	7,356
Aptiv PLC (a)	2	190
AutoZone, Inc. (a)	—	344
Bath & Body Works, Inc.	2	56
Best Buy Co., Inc.	2	103
BorgWarner Inc.	2	65
Caesars Entertainment, Inc. (a)	2	62
CarMax Inc. (a)	1	117
Carnival Plc (a) (d)	7	56
Chipotle Mexican Grill Inc. (a)	—	293
D.R. Horton, Inc.	3	170
Darden Restaurants Inc.	1	107
Dollar Tree Inc. (a)	2	274
Domino's Pizza, Inc.	—	115
eBay Inc.	4	182
ETSY, Inc. (a)	1	70
Ford Motor Company	32	352
Garmin Ltd.	1	118
General Motors Company (a)	12	367
Genuine Parts Co.	1	148
Hasbro, Inc.	1	85
Hilton Worldwide Holdings Inc.	2	248
Las Vegas Sands Corp. (a)	3	94
Lennar Corporation - Class A	2	149
LKQ Corporation	2	100
Lowe`s Companies, Inc.	5	914
Marriott International, Inc. - Class A	2	297
McDonald's Corporation	6	1,445
MGM Resorts International	3	82
Mohawk Industries Inc. (a)	—	57
Newell Brands Inc.	3	54
NIKE, Inc. - Class B	10	1,026
Norwegian Cruise Line Holdings Ltd. (a) (d)	3	34
NVR, Inc. (a)	—	96
O'Reilly Automotive, Inc. (a)	1	325
Penn National Gaming Inc. (a)	1	36
Pool Corporation	—	114
Pulte Homes Inc.	2	73
PVH Corp.	1	29
Ralph Lauren Corp. - Class A	—	33
Ross Stores Inc.	3	195
Royal Caribbean Cruises Ltd.	2	63
Starbucks Corporation	9	689
Tapestry Inc.	2	62
Tesla Inc. (a)	7	4,474
The Home Depot, Inc.	8	2,244
TJX Cos. Inc.	9	515
Tractor Supply Co.	1	169
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	161
VF Corp.	3	110
Whirlpool Corporation	—	71
Wynn Resorts, Limited (a)	1	43
Yum! Brands, Inc.	2	262
		24,974
Communication Services 8.9%
Activision Blizzard, Inc.	6	478
Alphabet Inc. - Class A (a)	2	5,189
Alphabet Inc. - Class C (a)	2	4,775
AT&T Inc.	57	1,188
Booking Holdings Inc. (a)	—	567
Charter Communications, Inc. - Class A (a)	1	424
Comcast Corporation - Class A	35	1,389
Dish Network Corporation - Class A (a)	2	39
Electronic Arts Inc.	2	269
Expedia Group, Inc. (a)	1	114
Facebook, Inc. - Class A (a)	18	2,927
Fox Corporation - Class A	2	75
Fox Corporation - Class B	1	31
Interpublic Group of Cos. Inc.	3	90
Live Nation Entertainment, Inc. (a)	1	88
Lumen Technologies Inc.	7	77
Match Group Holdings II, LLC (a)	2	153
Netflix, Inc. (a)	4	610
News Corporation - Class A	3	45
News Corporation - Class B	1	13
Omnicom Group Inc.	2	99
Take-Two Interactive Software Inc. (a)	1	151
T-Mobile US, Inc. (a)	5	630
Twitter, Inc. (a)	6	223
Verizon Communications Inc.	33	1,687

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
ViacomCBS Inc. - Class B	5	115
Walt Disney Co. (a)	14	1,361
Warner Bros. Discovery, Inc. - Series A (a)	18	239
		23,046
Industrials 7.8%
3M Company	5	583
Alaska Air Group, Inc. (a)	1	36
Allegion Public Limited Company	1	65
American Airlines Group Inc. (a) (d)	5	68
AMETEK, Inc.	2	204
AO Smith Corp.	1	52
C.H. Robinson Worldwide, Inc.	1	101
Carrier Global Corporation	7	240
Caterpillar Inc.	4	755
Cintas Corp.	1	253
Copart Inc. (a)	2	184
CSX Corp.	17	504
Cummins Inc.	1	222
Deere & Company	2	667
Delta Air Lines, Inc. (a)	5	151
Dover Corporation	1	136
Eaton Corporation Public Limited Company	3	402
Emerson Electric Co.	5	379
Equifax Inc.	1	179
Expeditors International of Washington Inc.	1	130
Fastenal Co.	5	227
FedEx Corporation	2	432
Fortive Corporation	3	157
Fortune Brands Home & Security, Inc.	1	65
Generac Holdings Inc. (a)	—	102
General Dynamics Corporation	2	400
General Electric Company	9	559
Honeywell International Inc.	5	939
Howmet Aerospace Inc.	3	99
Huntington Ingalls Industries Inc.	—	74
IDEX Corporation	1	105
Illinois Tool Works Inc.	2	406
Ingersoll Rand Inc.	3	140
Jacobs Engineering Group Inc.	1	132
JB Hunt Transport Services Inc.	1	108
Johnson Controls International Public Limited Company	6	268
L3Harris Technologies, Inc.	2	366
Lockheed Martin Corporation	2	807
Masco Corporation	2	90
Nielsen Holdings plc	3	70
Nordson Corp.	—	91
Norfolk Southern Corporation	2	433
Northrop Grumman Systems Corp.	1	547
Old Dominion Freight Line Inc.	1	184
Otis Worldwide Corporation	3	237
PACCAR Inc.	3	225
Parker-Hannifin Corporation	1	251
Pentair Public Limited Company	1	56
Quanta Services, Inc.	1	144
Raytheon BBN Technologies Corp.	12	1,131
Republic Services Inc.	2	211
Robert Half International Inc.	1	69
Rockwell Automation Inc.	1	181
Rollins Inc.	2	67
Roper Technologies, Inc.	1	337
Snap-On Inc.	—	79
Southwest Airlines Co. (a)	5	165
Stanley Black & Decker, Inc.	1	124
Teledyne Technologies Inc. (a)	—	145
Textron Inc.	2	107
The Boeing Company (a)	4	604
Trane Technologies Public Limited Company	2	240
TransDigm Group Inc. (a)	—	222
Union Pacific Corporation	5	1,060
United Airlines Holdings, Inc. (a)	3	92
United Parcel Service Inc. - Class B	6	1,061
United Rentals Inc. (a)	1	134
Verisk Analytics, Inc.	1	218
W. W. Grainger, Inc.	—	152
Wabtec Corp.	1	117
Waste Management, Inc.	3	465
Xylem Inc.	2	117
		20,123
Consumer Staples 7.2%
Altria Group, Inc.	14	596
Archer-Daniels-Midland Company	4	342
Brown-Forman Corp. - Class B	1	103
Campbell Soup Company	2	80
Church & Dwight Co. Inc.	2	179
Colgate-Palmolive Co.	7	536
ConAgra Brands Inc.	4	132
Constellation Brands, Inc. - Class A	1	299
Costco Wholesale Corporation	4	1,681
Dollar General Corporation	2	449
Estee Lauder Cos. Inc. - Class A	2	464
General Mills, Inc.	5	363
Hershey Co.	1	246
Hormel Foods Corp.	2	106
JM Smucker Co.	1	114
Kellogg Co.	2	146
Keurig Dr Pepper Inc.	6	204
Kimberly-Clark Corporation	3	361
Kraft Heinz Foods Company	5	209
Lamb Weston Holdings Inc.	1	85
McCormick & Company, Incorporated	2	168
Molson Coors Beverage Company - Class B	2	86
Mondelez International, Inc. - Class A	11	675
Monster Beverage 1990 Corporation (a)	3	275
PepsiCo, Inc.	11	1,824
Philip Morris International Inc.	12	1,212
Procter & Gamble Co.	19	2,731
Sysco Corp.	4	347
Target Corporation	4	520
The Clorox Company	1	132
The Coca-Cola Company	31	1,943
The Kroger Co.	5	243
Tyson Foods Inc. - Class A	2	196
Walgreens Boots Alliance, Inc.	6	214
Walmart Inc.	11	1,351
		18,612
Energy 4.2%
Apa Corp.	3	94
Baker Hughes, a GE Company, LLC - Class A	7	216
Chevron Corporation	16	2,252
ConocoPhillips	10	921
Coterra Energy Inc	7	168
Devon Energy Corporation	5	264
Diamondback Energy, Inc.	1	159
EOG Resources, Inc.	5	512
Exxon Mobil Corporation	33	2,856
Halliburton Company	7	221
Hess Corporation	2	231
Kinder Morgan, Inc.	15	257
Marathon Oil Corporation	6	124
Marathon Petroleum Corporation	4	357
Occidental Petroleum Corporation	7	415
ONEOK, Inc.	4	199
Phillips 66	4	308
Pioneer Natural Resources Co.	2	395
Schlumberger Ltd.	11	401
The Williams Companies, Inc.	10	300
Valero Energy Corporation	3	342
		10,992
Utilities 3.0%
Alliant Energy Corporation	2	120
Ameren Corporation	2	186
American Electric Power Company, Inc.	4	385
American Water Works Company, Inc.	1	215
Atmos Energy Corporation	1	122
CenterPoint Energy, Inc.	5	149
CMS Energy Corp.	2	156
Consolidated Edison, Inc.	3	267
Constellation Energy Group, Inc.	3	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Dominion Energy, Inc.	6	513
DTE Energy Company	2	196
Duke Energy Corporation	6	653
Edison International	3	194
Entergy Corporation	2	185
Evergy, Inc.	2	122
Eversource Energy	3	232
Exelon Corporation	8	348
FirstEnergy Corp.	4	172
NextEra Energy, Inc.	16	1,204
NiSource Inc.	3	96
NRG Energy, Inc.	2	70
Pinnacle West Capital Corp.	1	68
PPL Corporation	6	158
Public Service Enterprise Group Inc.	4	251
Sempra Energy	2	371
The AES Corporation	5	106
The Southern Company	8	592
WEC Energy Group Inc.	3	254
Xcel Energy Inc.	4	306
		7,840
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	1	173
American Tower Corporation	4	940
AvalonBay Communities, Inc.	1	211
Boston Properties Inc.	1	100
Camden Property Trust	1	116
CBRE Group, Inc. - Class A (a)	3	188
Crown Castle International Corp.	3	580
Digital Realty Trust Inc.	2	292
Duke Realty Corp.	3	162
Equinix, Inc.	1	478
Equity Residential	3	195
Essex Property Trust Inc.	1	139
Extra Space Storage Inc.	1	176
Federal Realty Investment Trust	1	56
Healthpeak Properties, Inc.	4	115
Host Hotels & Resorts, Inc.	6	92
Iron Mountain Incorporated	2	114
Kimco Realty Corporation	5	97
Mid-America Apartment Communities, Inc.	1	162
ProLogis Inc.	6	691
Public Storage	1	378
Realty Income Corporation	5	321
Regency Centers Corp.	1	73
SBA Communications Corporation	1	272
Simon Property Group, Inc.	3	248
UDR, Inc.	2	112
Ventas, Inc.	3	157
VICI Properties Inc.	8	224
Vornado Realty Trust	1	33
Welltower Inc.	4	292
Weyerhaeuser Company	6	196
		7,383
Materials 2.5%
Air Products and Chemicals, Inc.	2	417
Albemarle Corporation	1	195
Amcor Plc	12	150
Avery Dennison Corporation	1	111
Ball Corporation	3	171
Celanese Corp. - Class A	1	104
CF Industries Holdings Inc.	2	145
Corteva, Inc.	6	308
Dow Inc.	6	296
DuPont de Nemours, Inc.	4	225
Eastman Chemical Co.	1	89
Ecolab Inc.	2	299
FMC Corporation	1	102
Freeport-McMoRan Inc.	11	332
International Flavors & Fragrances Inc.	2	245
International Paper Company	3	126
Linde Public Limited Company	4	1,146
LyondellBasell Industries N.V. - Class A	2	177
Martin Marietta Materials Inc.	—	145
MOS Holdings Inc.	3	135
Newmont Corporation	6	377
Nucor Corporation	2	219
Packaging Corporation of America	1	96
PPG Industries, Inc.	2	212
Sealed Air Corporation	1	64
Sherwin-Williams Co.	2	420
Vulcan Materials Co.	1	148
Westrock Company, Inc.	2	79
		6,533
Total Common Stocks (cost $233,755)		252,527
INVESTMENT COMPANIES 1.1%
iShares Core S&P 500 ETF	8	2,860
Total Investment Companies (cost $3,092)		2,860
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund, 1.02% (c) (e)	5,752	5,752
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 1.41% (c) (e)	4	4
Total Short Term Investments (cost $5,756)		5,756
Total Investments 101.0% (cost $242,603)		261,143
Other Derivative Instruments (0.0)%		(25)
Other Assets and Liabilities, Net (1.0)%		(2,481)
Total Net Assets 100.0%		258,637

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of June 30, 2022.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	330	24	11	4	—	(92)	251	0.1

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	272	293	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	16	September 2022	3,016	(25)	16

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	252,527	—	—	252,527
Investment Companies	2,860	—	—	2,860
Short Term Investments	5,756	—	—	5,756
	261,143	—	—	261,143
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	16	—	—	16
	16	—	—	16

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 93.9%
United States of America 55.7%
Adobe Inc. (a)	—	168
AFLAC Incorporated	3	180
American Water Works Company, Inc.	1	136
Apple Inc.	2	223
Aptiv PLC (a)	1	103
Becton, Dickinson and Company	1	231
Bio-Rad Laboratories, Inc. - Class A (a)	—	183
Bruker Corp.	3	165
Calix, Inc. (a)	4	148
Danaher Corporation	1	267
Deere & Company	1	238
Dell Technology Inc. - Class C	2	98
Hexcel Corp.	2	105
Intuit Inc.	—	104
Lumentum Holdings Inc. (a)	3	268
Microsoft Corporation	1	229
MSCI Inc. - Class A	1	227
NextEra Energy, Inc.	3	239
NIKE, Inc. - Class B	2	177
Owens Corning Inc.	2	129
Rockwell Automation Inc.	1	137
Square, Inc. - Class A (a)	1	86
Steris Limited	1	238
SVB Financial Group (a)	1	234
Tetra Tech, Inc.	2	206
TopBuild Corp. (a)	1	188
Trex Company, Inc. (a)	2	118
Visa Inc. - Class A	1	121
Waste Management, Inc.	2	293
West Pharmaceutical Services Inc.	1	156
Wolfspeed, Inc. (a)	1	78
Xylem Inc.	1	118
		5,591
Netherlands 6.2%
ASML Holding	—	142
Koninklijke DSM N.V.	1	182
Koninklijke Philips N.V.	6	124
NXP Semiconductors N.V.	1	175
		623
Germany 4.3%
Deutsche Boerse AG - Class N	1	185
Gerresheimer AG	2	103
Infineon Technologies AG - Class N	6	146
		434
Denmark 3.9%
Chr. Hansen Holding A/S	2	146
Vestas Wind Systems A/S	12	244
		390
Switzerland 3.7%
Alcon AG	3	204
Partners Group Holding AG	—	166
		370
Japan 2.9%
Recruit Holdings Co., Ltd.	4	112
SMC Corp.	—	177
		289
United Kingdom 2.5%
ABCAM PLC (a)	9	130
London Stock Exchange Group PLC	1	126
		256
Singapore 2.4%
Flex Ltd. (a)	17	241
India 2.1%
HDFC Bank Limited - ADR	4	208
Taiwan 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	196
Hong Kong 1.9%
AIA Group Limited	18	193
Austria 1.9%
Erste Group Bank AG	8	190
France 1.9%
Dassault Systemes	5	189
Norway 1.5%
TOMRA Systems ASA	8	152
Ireland 1.0%
Accenture Public Limited Company - Class A	—	102
Total Common Stocks (cost $10,552)		9,424
SHORT TERM INVESTMENTS 6.2%
Investment Companies 6.2%
JNL Government Money Market Fund, 1.02% (b) (c)	616	616
Total Short Term Investments (cost $616)		616
Total Investments 100.1% (cost $11,168)		10,040
Other Derivative Instruments (0.3)%		(26)
Other Assets and Liabilities, Net 0.2%		19
Total Net Assets 100.0%		10,033

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	07/21/22	AUD	264	182	(7)
BRL/USD	MSC	07/05/22	BRL	261	50	(3)
BRL/USD	CIT	08/02/22	BRL	261	49	—
CAD/USD	BOA	07/21/22	CAD	396	308	(3)
CAD/USD	BOA	07/21/22	CAD	25	19	—
CHF/USD	BOA	07/13/22	CHF	73	77	—
EUR/USD	BOA	07/28/22	EUR	167	176	—
GBP/USD	BOA	08/25/22	GBP	73	89	(2)
HKD/USD	BOA	07/22/22	HKD	1,920	245	—
JPY/USD	BOA	07/15/22	JPY	76,605	564	(35)
JPY/USD	BOA	07/15/22	JPY	4,782	35	—
KRW/USD	GSC	07/27/22	KRW	160,911	124	(5)
SEK/USD	BOA	09/22/22	SEK	754	74	—
USD/BRL	CIT	07/05/22	BRL	(261)	(50)	—
USD/CAD	BOA	07/21/22	CAD	(27)	(21)	—
USD/CHF	BOA	07/13/22	CHF	(97)	(102)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	ANZ	07/28/22	EUR	(846)	(888)	7
USD/EUR	BOA	07/28/22	EUR	(137)	(144)	—
USD/GBP	BOA	08/25/22	GBP	(73)	(88)	—
USD/HKD	BOA	07/22/22	HKD	(1,920)	(245)	—
USD/JPY	BOA	07/15/22	JPY	(49,288)	(363)	23
USD/NOK	GSC	09/22/22	NOK	(570)	(58)	(1)
					33	(26)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	6,513	2,911	—	9,424
Short Term Investments	616	—	—	616
	7,129	2,911	—	10,040
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	30	—	30
	—	30	—	30
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(56)	—	(56)
	—	(56)	—	(56)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 93.0%
Health Care 22.3%
Abbott Laboratories	43	4,718
AbbVie Inc.	28	4,315
Agilent Technologies, Inc.	9	1,033
Amgen Inc.	22	5,456
Anthem, Inc.	8	4,029
Bio-Rad Laboratories, Inc. - Class A (a)	1	247
Bio-Techne Corporation	2	797
Charles River Laboratories International Inc. (a)	2	459
Chemed Corporation	6	2,713
Danaher Corporation	16	4,167
Eli Lilly & Co.	8	2,675
Gilead Sciences, Inc.	3	170
Humana Inc.	3	1,545
IDEXX Laboratories, Inc. (a)	5	1,807
Illumina, Inc. (a)	1	102
IQVIA Inc. (a)	9	2,040
Johnson & Johnson	31	5,417
McKesson Corporation	15	4,785
Medtronic Public Limited Company	26	2,319
Merck & Co., Inc.	62	5,631
Mettler-Toledo International Inc. (a)	1	1,560
Moderna, Inc. (a)	8	1,168
Pfizer Inc.	15	809
Qiagen N.V. (a)	13	609
Quest Diagnostics Incorporated	2	317
Regeneron Pharmaceuticals, Inc. (a)	4	2,166
ResMed Inc.	2	464
Seagen Inc. (a)	17	3,094
Stryker Corporation	7	1,480
Thermo Fisher Scientific Inc.	9	4,988
United Therapeutics Corporation (a)	5	1,259
UnitedHealth Group Incorporated	11	5,702
Veeva Systems Inc. - Class A (a)	1	261
Vertex Pharmaceuticals Incorporated (a)	8	2,272
Waters Corp. (a)	1	211
West Pharmaceutical Services Inc.	1	191
Zoetis Inc. - Class A	17	2,969
		83,945
Consumer Staples 19.4%
Altria Group, Inc.	15	627
Archer-Daniels-Midland Company	10	775
Campbell Soup Company	5	256
Church & Dwight Co. Inc.	15	1,359
Colgate-Palmolive Co.	62	4,987
Costco Wholesale Corporation	11	5,106
Dollar General Corporation	3	819
Estee Lauder Cos. Inc. - Class A	3	810
Flowers Foods Inc.	60	1,586
General Mills, Inc.	16	1,223
Hershey Co.	24	5,221
Hormel Foods Corp.	104	4,930
JM Smucker Co.	3	380
Kellogg Co.	7	502
Kimberly-Clark Corporation	1	106
McCormick & Company, Incorporated	7	566
Mondelez International, Inc. - Class A	82	5,100
Monster Beverage 1990 Corporation (a)	47	4,333
PepsiCo, Inc.	32	5,263
Philip Morris International Inc.	55	5,392
Procter & Gamble Co.	35	5,034
Target Corporation	22	3,155
The Clorox Company	17	2,374
The Coca-Cola Company	85	5,318
The Kroger Co.	68	3,241
Tyson Foods Inc. - Class A	3	225
Walmart Inc.	36	4,408
		73,096
Industrials 12.2%
3M Company	8	1,033
Air Lease Corporation - Class A	12	391
AMETEK, Inc.	1	149
C.H. Robinson Worldwide, Inc.	4	431
Caterpillar Inc.	14	2,528
Cintas Corp.	2	710
Copart Inc. (a)	13	1,403
Cummins Inc.	10	1,981
Deere & Company	4	1,318
Eaton Corporation Public Limited Company	1	101
Emerson Electric Co.	4	356
Expeditors International of Washington Inc.	38	3,725
FedEx Corporation	3	636
FTI Consulting Inc. (a)	17	3,031
Honeywell International Inc.	4	629
Illinois Tool Works Inc.	6	1,002
JB Hunt Transport Services Inc.	9	1,409
Landstar System Inc.	4	651
Lockheed Martin Corporation	11	4,928
MasTec Inc. (a)	31	2,208
Old Dominion Freight Line Inc.	4	963
Otis Worldwide Corporation	3	181
Republic Services Inc.	41	5,302
Robert Half International Inc.	5	398
Union Pacific Corporation	12	2,483
United Parcel Service Inc. - Class B	14	2,631
Waste Management, Inc.	34	5,270
		45,848
Information Technology 7.3%
Accenture Public Limited Company - Class A	11	2,954
Adobe Inc. (a)	9	3,274
Automatic Data Processing, Inc.	5	1,026
Broadcom Inc.	3	1,305
Cisco Systems, Inc.	37	1,558
Cognex Corp.	2	93
CrowdStrike Holdings, Inc. - Class A (a)	2	261
EPAM Systems, Inc. (a)	—	98
Intel Corporation	13	472
MasterCard Incorporated - Class A	8	2,399
Microsoft Corporation	8	2,030
NetApp, Inc.	12	756
NortonLifelock Inc.	54	1,183
Oracle Corporation	16	1,104
Synopsys Inc. (a)	2	517
Texas Instruments Incorporated	23	3,508
Visa Inc. - Class A	23	4,522
Zebra Technologies Corp. - Class A (a)	1	206
		27,266
Financials 6.6%
AON Public Limited Company - Class A	4	1,093
BlackRock, Inc.	6	3,648
Chubb Limited	3	510
Cincinnati Financial Corporation	16	1,903
CME Group Inc. - Class A	7	1,463
Erie Indemnity Company - Class A	5	953
Everest Re Group, Ltd.	6	1,663
First Citizens BancShares, Inc. - Class A	1	956
First Republic Bank	2	356
Intercontinental Exchange, Inc.	2	145
JPMorgan Chase & Co.	28	3,187
MarketAxess Holdings Inc.	1	333
Marsh & McLennan Companies, Inc.	1	193
Progressive Corp.	16	1,897
S&P Global Inc.	1	395
SVB Financial Group (a)	2	784
T. Rowe Price Group, Inc.	18	2,033
The Allstate Corporation	3	379
The Charles Schwab Corporation	20	1,255
The PNC Financial Services Group, Inc.	1	160
The Travelers Companies, Inc.	8	1,434
		24,740
Materials 6.0%
Air Products and Chemicals, Inc.	7	1,618
Ball Corporation	2	108
CF Industries Holdings Inc.	23	1,968
Corteva, Inc.	12	668

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Ecolab Inc.	25	3,808
Freeport-McMoRan Inc.	35	1,012
LyondellBasell Industries N.V. - Class A	7	590
MOS Holdings Inc.	25	1,177
Newmont Corporation	34	2,022
Olin Corporation	14	635
Packaging Corporation of America	4	504
PPG Industries, Inc.	1	99
Reliance Steel & Aluminum Co.	9	1,474
Royal Gold Inc.	33	3,556
Sherwin-Williams Co.	15	3,409
		22,648
Utilities 5.9%
Alliant Energy Corporation	9	527
Ameren Corporation	2	216
American Electric Power Company, Inc.	3	257
American Water Works Company, Inc.	13	1,993
Consolidated Edison, Inc.	6	541
Dominion Energy, Inc.	19	1,492
DTE Energy Company	2	209
Duke Energy Corporation	31	3,355
Eversource Energy	20	1,700
Exelon Corporation	4	183
NextEra Energy, Inc.	68	5,272
Public Service Enterprise Group Inc.	23	1,461
The Southern Company	25	1,811
WEC Energy Group Inc.	19	1,892
Xcel Energy Inc.	17	1,207
		22,116
Communication Services 5.3%
Alphabet Inc. - Class A (a)	2	4,315
Charter Communications, Inc. - Class A (a)	4	1,990
Electronic Arts Inc.	1	166
Facebook, Inc. - Class A (a)	13	2,036
New York Times Co. - Class A	8	227
The Madison Square Garden Company - Class A (a)	1	105
T-Mobile US, Inc. (a)	38	5,147
Verizon Communications Inc.	106	5,363
World Wrestling Entertainment, Inc. - Class A	8	498
		19,847
Energy 4.7%
ConocoPhillips	40	3,599
EOG Resources, Inc.	42	4,681
Hess Corporation	15	1,539
Marathon Oil Corporation	102	2,284
Marathon Petroleum Corporation	31	2,544
Occidental Petroleum Corporation	27	1,606
Phillips 66	9	732
Valero Energy Corporation	8	800
		17,785
Consumer Discretionary 2.8%
Amazon.com, Inc. (a)	22	2,358
AutoZone, Inc. (a)	—	952
Domino's Pizza, Inc.	1	350
Garmin Ltd.	19	1,847
Lululemon Athletica Inc. (a)	—	122
NIKE, Inc. - Class B	3	320
O'Reilly Automotive, Inc. (a)	—	192
The Home Depot, Inc.	16	4,259
		10,400
Real Estate 0.5%
Life Storage Inc.	1	110
Public Storage	6	1,914
		2,024
Total Common Stocks (cost $360,559)		349,715
SHORT TERM INVESTMENTS 6.6%
Investment Companies 6.6%
JNL Government Money Market Fund, 1.02% (b) (c)	24,671	24,671
Total Short Term Investments (cost $24,671)		24,671
Total Investments 99.6% (cost $385,230)		374,386
Other Derivative Instruments (0.0)%		(187)
Other Assets and Liabilities, Net 0.4%		1,578
Total Net Assets 100.0%		375,777

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	118	September 2022	23,650	(187)	(1,292)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	349,715	—	—	349,715
Short Term Investments	24,671	—	—	24,671
	374,386	—	—	374,386
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,292)	—	—	(1,292)
	(1,292)	—	—	(1,292)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 98.1%
China 22.2%
Alibaba Group Holding Limited (a) (b)	1,588	22,615
Baidu, Inc. - Class A - ADR (a)	56	8,397
Full Truck Alliance Co. Ltd. - Class A - ADR (a) (c)	353	3,196
Meituan Dianping - Class B (a) (b)	1,524	38,141
NIO, Inc. - Class A - ADR (a)	959	20,834
Pinduoduo Inc. - ADR (a)	73	4,524
Ping An Insurance (Group) Co of China Ltd - Class H	1,765	11,979
Tencent Holdings Limited	949	42,573
Wuxi Biologics Cayman Inc (a) (b)	1,292	11,837
		164,096
Netherlands 15.1%
Adyen B.V. (a) (b)	24	35,236
argenx SE (a)	72	27,309
ASML Holding	103	48,835
		111,380
United States of America 11.4%
Illumina, Inc. (a)	65	12,056
Moderna, Inc. (a)	189	26,986
Spotify Technology S.A. (a)	267	25,080
Tesla Inc. (a)	30	20,275
		84,397
France 7.3%
Kering SA	64	32,787
L'Oreal SA	61	21,005
		53,792
Japan 6.4%
M3, Inc.	681	19,606
Nidec Corp.	321	19,769
SBI Holdings Inc.	134	2,622
SMC Corp.	12	5,362
		47,359
Denmark 5.8%
Ambu A/S - Class B	433	4,207
Genmab A/S (a)	73	23,703
Novozymes A/S - Class B	73	4,406
Vestas Wind Systems A/S	502	10,651
		42,967
Italy 4.7%
Exor Nederland N.V.	193	12,047
Ferrari N.V.	123	22,660
		34,707
Germany 4.5%
Delivery Hero SE (a) (b)	284	10,619
Hellofresh SE (a)	323	10,442
home24 SE (a)	73	273
Jumia Technologies AG - ADR (a)	256	1,552
MorphoSys AG (a)	23	451
Zalando SE (a) (b)	370	9,698
		33,035
Argentina 4.3%
MercadoLibre S.R.L (a)	50	31,904
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,536	24,572
Sweden 3.0%
Atlas Copco Aktiebolag - Class A	1,393	13,025
Kinnevik AB - Class B (a)	427	6,865
Oatly Group AB (Publ) - ADR (a) (c)	629	2,175
		22,065
United Kingdom 1.7%
Ocado Group PLC (a)	1,317	12,497
Belgium 1.6%
Umicore	335	11,700
Hong Kong 1.5%
AIA Group Limited	483	5,243
Hong Kong Exchanges & Clearing Ltd.	115	5,637
		10,880
India 1.3%
Housing Development Finance Corp.	335	9,248
Israel 1.0%
Wix.Com Ltd. (a)	117	7,691
Australia 0.9%
Wisetech Global Limited	258	6,676
Switzerland 0.8%
Temenos Group AG - Class N	73	6,201
South Korea 0.7%
Coupang, Inc. - Class A (a)	383	4,885
Singapore 0.5%
SEA, Ltd. - Class A - ADR (a)	56	3,761
Brazil 0.1%
NU Holdings Ltd. - Class A (a)	254	950
Total Common Stocks (cost $1,262,256)		724,763
PREFERRED STOCKS 1.3%
Germany 1.3%
Sartorius AG	28	9,956
Total Preferred Stocks (cost $16,067)		9,956
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	2,707	2,707
Investment Companies 0.3%
JNL Government Money Market Fund, 1.02% (d) (e)	2,579	2,579
Total Short Term Investments (cost $5,286)		5,286
Total Investments 100.1% (cost $1,283,609)		740,005
Other Assets and Liabilities, Net (0.1)%		(977)
Total Net Assets 100.0%		739,028

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	58,047	35,236	4.8
Alibaba Group Holding Limited	04/13/21	47,958	22,615	3.0
Delivery Hero SE	04/13/21	36,565	10,619	1.4
Meituan Dianping - Class B	04/13/21	53,028	38,141	5.2
Wuxi Biologics Cayman Inc	06/10/21	18,932	11,837	1.6
Zalando SE	04/13/21	39,094	9,698	1.3
		253,624	128,146	17.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	174,266	550,497	—	724,763
Preferred Stocks	9,956	—	—	9,956
Short Term Investments	5,286	—	—	5,286
	189,508	550,497	—	740,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.0%
Information Technology 26.8%
Affirm Holdings, Inc. - Class A (a)	39	700
Appian Corporation - Class A (a)	24	1,136
Cloudflare, Inc. - Class A (a)	35	1,535
Datadog, Inc. - Class A (a)	16	1,562
HashiCorp, Inc. - Class A (a) (b)	22	643
NVIDIA Corporation	15	2,265
Snowflake Inc. - Class A (a)	11	1,487
The Trade Desk, Inc. - Class A (a)	109	4,547
Twilio Inc. - Class A (a)	18	1,535
Workday, Inc. - Class A (a)	12	1,672
Zoom Video Communications, Inc. - Class A (a)	16	1,753
		18,835
Consumer Discretionary 24.3%
Amazon.com, Inc. (a)	39	4,161
Carvana Co. - Class A (a) (b)	14	306
Chegg, Inc. (a)	51	953
Chewy, Inc. - Class A (a) (b)	43	1,482
Coursera, Inc. (a)	60	858
Doordash, Inc. - Class A (a)	14	931
Duolingo, Inc. - Class A (a) (b)	9	812
Peloton Interactive, Inc. - Class A (a)	34	310
Rivian Automotive, Inc. - Class A (a)	19	491
Tesla Inc. (a)	8	5,558
Wayfair Inc. - Class A (a) (b)	27	1,173
		17,035
Health Care 22.9%
10X Genomics, Inc. - Class A (a)	17	757
ABIOMED, Inc. (a)	8	2,072
Alnylam Pharmaceuticals, Inc. (a)	12	1,745
Denali Therapeutics Inc. (a)	42	1,227
Illumina, Inc. (a)	10	1,921
Moderna, Inc. (a)	34	4,856
Novocure Limited (a)	22	1,517
Penumbra, Inc. (a)	7	874
Recursion Pharmaceuticals, Inc. - Class A (a)	40	328
Sana Biotechnology, Inc. (a) (b)	30	191
Teladoc Health, Inc. (a)	17	578
		16,066
Financials 9.7%
First Republic Bank	13	1,815
Lemonade, Inc. (a) (b)	25	456
MarketAxess Holdings Inc.	5	1,244
Shopify Inc. - Class A (a)	106	3,322
		6,837
Communication Services 7.6%
Netflix, Inc. (a)	11	1,858
Pinterest, Inc. - Class A (a)	35	638
Roblox Corporation - Class A (a)	13	413
Roku Inc. - Class A (a)	19	1,570
Snap Inc. - Class A (a)	63	828
		5,307
Industrials 6.4%
CoStar Group, Inc. (a)	40	2,401
Watsco Inc.	9	2,082
		4,483
Materials 0.7%
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	221	527
Real Estate 0.6%
Redfin Corporation (a)	52	429
Total Common Stocks (cost $156,339)		69,519
SHORT TERM INVESTMENTS 5.7%
Securities Lending Collateral 4.7%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	3,288	3,288
Investment Companies 1.0%
JNL Government Money Market Fund, 1.02% (c) (d)	705	705
Total Short Term Investments (cost $3,993)		3,993
Total Investments 104.7% (cost $160,332)		73,512
Other Assets and Liabilities, Net (4.7)%		(3,326)
Total Net Assets 100.0%		70,186

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	69,519	—	—	69,519
Short Term Investments	3,993	—	—	3,993
	73,512	—	—	73,512

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 52.4%
Information Technology 10.7%
AAC Technologies Holdings Inc. (a)	24	56
Accenture Public Limited Company - Class A	—	45
Adobe Inc. (b)	4	1,308
Advanced Micro Devices, Inc. (b)	—	25
Advantest Corporation	1	48
Adyen B.V. (b) (c)	5	6,691
Akamai Technologies, Inc. (b)	—	16
AlphaWave IP Group PLC (a) (b)	325	534
Altair Engineering Inc. - Class A (b)	35	1,854
Amphenol Corporation - Class A	—	21
ANSYS, Inc. (b)	8	1,856
Apple Inc. (d)	361	49,298
Applied Materials, Inc.	73	6,651
Arista Networks, Inc. (b)	—	16
ASE Technology Holding Co., Ltd.	22	56
ASM Pacific Technology Ltd.	48	404
ASML Holding	30	14,496
Atlassian Corporation PLC - Class A (b)	4	730
AtoS SE (b)	20	266
Autodesk, Inc. (b)	12	1,978
Bicycle Club Joint Venture, L.P. - Class A	230	749
Blend Labs, Inc. - Class A (a) (b)	42	99
Broadcom Inc.	—	17
BYD Electronic (International) Company Limited	5	14
Cadence Design Systems Inc. (b)	20	2,938
Capcom Co. Ltd.	—	2
CDW Corp.	—	41
Cisco Systems, Inc.	1	30
CrowdStrike Holdings, Inc. - Class A (b)	37	6,268
Datadog, Inc. - Class A (b)	35	3,287
Daum Communications Corp.	25	1,344
Dell Technology Inc. - Class C	5	209
Dynatrace Holdings LLC (b)	181	7,138
F5 Networks, Inc. (b)	35	5,280
Fidelity National Information Services, Inc.	—	29
FleetCor Technologies Inc. (b)	—	20
Fortinet, Inc. (b)	71	4,009
Fujitsu Ltd.	1	175
Gartner Inc. (b)	1	160
Global Payments Inc.	—	25
Glodon Company Limited - Class A	80	648
HCL Technologies Ltd.	19	230
Hewlett Packard Enterprise Company	18	234
Hexagon Aktiebolag - Class B	125	1,297
HP Inc.	3	87
Hundsun Technologies Inc. - Class A	122	792
Infineon Technologies AG - Class N	67	1,637
Informatica Inc. - Class A (a) (b)	79	1,644
Intel Corporation	15	550
Intuit Inc.	14	5,329
Kakaku.com Inc.	2	25
Keyence Corp.	7	2,350
Kingsoft Corp Ltd	173	674
Lam Research Corp.	1	303
Lenovo Group Ltd.	548	511
LG Display Co., Ltd. (a)	12	139
Logitech International S.A. - Class N	—	18
Lookout, Inc. (c) (e)	21	181
Lookout, Inc. (c) (e)	284	2,477
MasterCard Incorporated - Class A	77	24,314
MediaTek Inc.	14	306
Micron Technology, Inc.	122	6,752
Microsoft Corporation (f)	228	58,563
Ming Yuan Cloud Group Holdings Limited (a) (c)	141	226
Mirion Technologies (US), Inc. - Class A (a) (b)	42	242
MongoDB, Inc. - Class A (b)	8	2,015
Nan Ya P.C.B. Service Company	21	185
NetApp, Inc.	5	302
Nice Ltd. - ADR (a) (b) (f)	56	10,830
Novatek Microelectronics Corp.	16	162
NTT Data Corp.	3	42
NVIDIA Corporation	44	6,628
Okta, Inc. - Class A (b)	10	909
Oracle Corp. Japan	6	336
Oracle Corporation	9	641
Otsuka Corp.	1	18
Palantir Technologies Inc. - Class A (b)	8	76
Palo Alto Networks, Inc. (b)	9	4,618
Paycom Software, Inc. (b)	1	293
Qualcomm Incorporated	—	23
Salesforce.Com, Inc. (b)	119	19,714
Samsung Electronics Co. Ltd.	8	349
Samsung SDI Co. Ltd.	8	3,359
SAP SE	139	12,607
SCREEN Holdings Co., Ltd.	—	14
Seagate Technology Holdings Public Limited Company	5	366
ServiceNow, Inc. (b)	17	8,305
SG Micro Corp. - Class A	7	193
SK Hynix Inc.	1	80
Snowflake Inc. - Class A (b)	4	547
Splunk Inc. (b)	8	684
STMicroelectronics NV	46	1,446
Taiwan Semiconductor Manufacturing Co. Ltd.	879	14,062
TE Connectivity Ltd. (c)	88	9,976
Telefonaktiebolaget LM Ericsson - Class B	52	386
Temenos Group AG - Class N	4	323
Texas Instruments Incorporated	—	32
Toast, Inc. - Class A (b)	74	962
Tokyo Electron Ltd.	—	66
Twilio Inc. - Class A (b)	2	195
Unimicron Technology Corp.	95	507
United Microelectronics Corp.	73	97
VeriSign, Inc. (b)	16	2,721
Visa Inc. - Class A	2	434
VMware, Inc. - Class A	1	91
Western Digital Corporation (b) (f)	20	878
Workday, Inc. - Class A (b)	5	743
Zebra Technologies Corp. - Class A (b)	1	210
Zscaler, Inc. (b)	19	2,869
ZTE Corporation - Class H	87	204
		337,210
Health Care 7.6%
Abbott Laboratories	204	22,184
AbbVie Inc.	106	16,176
Agilent Technologies, Inc.	3	324
Aier Eye Hospital Group Co., Ltd - Class A	146	976
Alcon AG	21	1,477
Align Technology, Inc. (b)	3	719
Amgen Inc.	2	448
Amoy Diagnostics Co., Ltd. - Class A	150	716
Anthem, Inc.	1	488
Astellas Pharma Inc.	24	375
AstraZeneca PLC	101	13,277
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	15	629
Bausch Health Companies Inc. (b)	3	26
Baxter International Inc.	1	55
Boston Scientific Corporation (b) (f)	367	13,661
Centene Corporation (b)	2	191
Cie Generale d'Optique Essilor International SA (f)	35	5,194
Cigna Holding Company	6	1,623
CSL Ltd.	1	202
CSPC Pharmaceutical Group Ltd.	208	207
DaVita Inc. (b)	9	720
DexCom Inc. (b)	72	5,343
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	58
Edwards Lifesciences Corporation (b)	84	7,973
Eisai Co. Ltd.	6	253
Eli Lilly & Co.	11	3,470
Fresenius Medical Care AG & Co. KGaA	1	44
Gilead Sciences, Inc.	9	554
GlaxoSmithKline PLC	11	226
GN Store Nord A/S	5	172
Grand Round, Inc. (c) (e)	644	883
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
H. Lundbeck A/S - Class B (b)	8	37
Hangzhou Tigermed Consulting Co., Ltd - Class H (c)	40	464
Hapvida Participacoes E Investimentos Ltda (c)	106	111
HCA Healthcare, Inc.	2	319
Henry Schein Inc. (b)	—	26
Hikma Pharmaceuticals Public Limited Company	3	66
Hoya Corp.	64	5,465
Humana Inc.	55	25,575
Hygeia Healthcare Holdings Co., Limited (a) (b) (c)	128	853
Icon Public Limited Company (b)	6	1,356
IDEXX Laboratories, Inc. (b)	1	213
Illumina, Inc. (b)	—	13
Intuitive Surgical, Inc. (b)	36	7,133
IQVIA Inc. (b)	6	1,384
Jiangsu Hengrui Medicine Co., Ltd. - Class A	115	637
Jinxin Fertility Group Limited (c)	692	639
Johnson & Johnson	81	14,374
Kyowa Kirin Co., Ltd.	13	296
Laboratory Corporation of America Holdings	2	381
Lonza Group AG	5	2,536
Masimo Corp. (b)	10	1,289
Medtronic Public Limited Company	—	38
Merck & Co., Inc.	127	11,533
Mettler-Toledo International Inc. (b)	—	477
Microport Cardioflow Medtech Corporation (a) (b) (c)	1,980	792
Molina Healthcare, Inc. (b)	1	203
Nippon Shinyaku Co., Ltd.	—	18
NMC Health PLC (e)	162	—
Novartis AG - Class N	9	722
Novo Nordisk A/S - Class B	27	3,045
Organon & Co.	1	17
Otsuka Holdings Co., Ltd.	1	35
Pfizer Inc.	4	209
Pharmaron Beijing Co., Ltd. - Class H (c)	37	373
Quest Diagnostics Incorporated	1	106
Recordati Industria Chimica E Farmaceutica S.p.A.	1	38
Regeneron Pharmaceuticals, Inc. (b)	—	25
ResMed Inc.	15	3,170
Santen Pharmaceutical Co. Ltd.	4	30
Seagen Inc. (b)	37	6,483
Shionogi & Co. Ltd.	7	343
Smith & Nephew PLC	7	96
Sonova Holding AG	2	625
Stryker Corporation	27	5,461
Sysmex Corp.	4	234
Terumo Corp.	12	363
Thermo Fisher Scientific Inc. (f)	24	12,806
UCB SA	—	19
UnitedHealth Group Incorporated	54	27,885
Universal Health Services Inc. - Class B	—	24
Veeva Systems Inc. - Class A (b)	1	102
Vertex Pharmaceuticals Incorporated (b)	—	16
Waters Corp. (b)	1	249
West Pharmaceutical Services Inc.	1	333
WuXi AppTec Co., Ltd. - Class A	38	595
Wuxi Biologics Cayman Inc (b) (c)	114	1,049
Zoetis Inc. - Class A	12	2,119
		241,444
Consumer Discretionary 6.7%
Adidas AG - Class N	1	204
Advance Auto Parts, Inc.	4	700
Airbnb, Inc. - Class A (b)	3	293
Alibaba Group Holding Limited (b) (c)	274	3,905
Alibaba Group Holding Limited - ADR (b)	33	3,721
Amazon.com, Inc. (b) (d)	292	30,962
ANTA Sports Products Limited	15	182
Aptiv PLC (b)	64	5,695
AUTO1 Group SE (b)	76	559
AutoZone, Inc. (b)	—	432
Bath & Body Works, Inc.	38	1,031
Best Buy Co., Inc.	2	143
Burberry Group PLC	16	319
BYD Company Limited - Class A	110	5,480
BYD Company Limited - Class H	9	361
Capri Holdings Limited (b)	95	3,891
China International Travel Service Company, Limited - Class A	26	915
China Literature Limited (b) (c)	5	26
Compagnie Financiere Richemont SA	23	2,478
Compass Group PLC	394	8,057
Coupang, Inc. - Class A (b)	78	999
CyberAgent Inc.	8	80
D.R. Horton, Inc.	125	8,272
Daimler AG - Class N	267	15,464
Denso Corp.	—	16
Domino's Pizza, Inc.	3	1,207
Dongfeng Motor Group Co., Ltd - Class H	232	176
Dr. Martens PLC	47	138
Ferrari N.V.	11	2,030
Fiat Chrysler Automobiles N.V.	22	266
Fila Korea Ltd.	3	73
Floor & Decor Holdings Inc. - Class A (b)	14	906
Ford Motor Company	176	1,963
General Motors Company (b)	202	6,408
Genuine Parts Co.	1	180
Great Wall Motor Co. Ltd. - Class H	308	634
Gree Electric Appliances, Inc. of Zhuhai - Class A	96	483
Haidilao International Holding Ltd. (a) (c)	237	554
Haier Smart Home Co., Ltd - Class H	34	126
Hangzhou Robam Appliances Co., Ltd. - Class A	219	1,177
Hasbro, Inc.	—	21
Hennes & Mauritz AB - Class B (a)	9	104
Hermes International SCA	2	2,247
Hilton Worldwide Holdings Inc.	68	7,528
Honda Motor Co. Ltd.	9	214
Jawbone Inc. (c) (e)	98	—
JD Health International Inc. (b) (c)	243	1,908
JD.com, Inc. - Class A	43	1,386
Jiumaojiu International Holdings Limited (a)	32	85
Kering SA	1	504
Kia Motors Corp.	4	234
Kingfisher Plc	92	275
La Francaise Des Jeux (g)	14	480
Li Auto Inc - ADR (b)	115	4,419
LKQ Corporation	2	104
Lowe`s Companies, Inc.	15	2,667
Lululemon Athletica Inc. (b)	1	184
LVMH Moet Hennessy Louis Vuitton SE	32	19,751
Marriott International, Inc. - Class A	—	40
Mazda Motor Corp.	32	258
McDonald's Corporation	27	6,749
MercadoLibre S.R.L (b)	—	138
MGM Resorts International	9	263
MonotaRO Co., Ltd.	2	24
NIKE, Inc. - Class B	28	2,831
On Holding AG - Class A (a) (b)	8	142
O'Reilly Automotive, Inc. (b)	2	1,530
Pandora A/S	24	1,511
Peloton Interactive, Inc. - Class A (b)	100	913
Pool Corporation	—	20
PVH Corp.	2	97
Restaurant Brands International Limited Partnership	5	239
Ryohin Keikaku Co. Ltd.	25	258
Samsonite International S.A. (b) (c)	50	99
Sands China Ltd. (b)	68	164
SEB SA	—	26
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A	90	848
Shenzhou International Group Holdings Limited	16	189
Signet Jewelers Limited	21	1,109
Sonos, Inc. (b)	40	726
Sony Corp.	—	33
Starbucks Corporation (f)	105	7,993
Swatch Group AG	—	84
Tapestry Inc.	6	169
Techtronic Industries Company Limited	21	219
Tesla Inc. (b)	9	5,896
The Home Depot, Inc. (f)	49	13,393

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
TJX Cos. Inc.	134	7,468
Toll Brothers Inc.	8	344
Toyota Motor Corp.	6	94
Tractor Supply Co.	21	4,076
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	3	996
Yum China Holdings, Inc.	16	800
Zalando SE (b) (c)	1	36
Zhongsheng Group Holdings Limited	16	113
ZOZO, Inc.	9	164
		212,669
Financials 5.0%
Agricultural Bank of China Limited - Class H	1,520	575
AIA Group Limited	779	8,463
Allianz SE	—	51
ALTC Acquisition Corp. - Class A (b)	97	935
American Express Company	1	200
American International Group, Inc.	—	22
Australia & New Zealand Banking Group Ltd.	3	45
Banco do Brasil S.A	13	81
Bank of America Corporation	554	17,246
Bank of China Limited - Class H	266	106
Bank of Montreal	1	59
Barclays PLC	9	16
Berkshire Hathaway Inc. - Class B (b)	1	140
BNP Paribas SA	99	4,722
Canadian Imperial Bank of Commerce	4	216
Capital One Financial Corporation	2	157
Castellum AB (a)	2	29
China Construction Bank Corporation - Class H	1,282	862
China Life Insurance Company Limited - Class H	112	195
China Merchants Bank Co., Ltd. - Class H	54	362
China Pacific Insurance (Group) Co., Ltd. - Class H	120	294
Cincinnati Financial Corporation	—	31
CME Group Inc. - Class A	12	2,461
Commonwealth Bank of Australia	1	43
Credit Agricole SA	4	33
DBS Group Holdings Ltd.	1	28
Deutsche Boerse AG - Class N	2	274
Dresdner Bank AG (b)	58	410
First Republic Bank	1	133
FirstRand Ltd.	5	21
Hana Financial Group Inc.	12	364
Hargreaves Lansdown PLC	3	29
Hedosophia European Growth (b)	120	1,221
Highland Transcend Partners I Corp. - Class A (b)	100	988
Industrial and Commercial Bank of China Limited - Class H	1,527	907
ING Groep N.V.	1,545	15,320
Intercontinental Exchange, Inc.	8	751
Intesa Sanpaolo SpA	4,035	7,541
Japan Post Bank Co., Ltd.	45	347
JPMorgan Chase & Co.	7	759
KB Financial Group Inc.	5	189
KBC Groep NV	2	137
Khosla Ventures Acquisition Co. - Class A (b)	86	836
Legal & General Group PLC	69	201
Liberty Media Acquisition Corporation (b)	224	2,225
Lloyds Banking Group PLC	31,101	16,016
Loews Corp.	1	63
Manulife Financial Corp.	1	24
Marsh & McLennan Companies, Inc.	127	19,714
Mizuho Financial Group Inc.	19	215
Moody's Corp.	1	231
Morgan Stanley (f)	129	9,824
Mr. Cooper Group Inc. (b)	17	613
MSCI Inc. - Class A	—	177
National Australia Bank Ltd.	1	28
Northern Trust Corp.	1	108
NU Holdings Ltd. - Class A (a) (b)	233	871
PICC Property & Casualty Co. Ltd. - Class H	252	262
Ping An Insurance (Group) Co of China Ltd - Class H	64	434
Progressive Corp.	—	16
QBE Insurance Group Ltd.	21	174
Raymond James Financial Inc.	96	8,623
S&P Global Inc.	8	2,754
Samsung Fire & Marine Insurance Co. Ltd.	1	162
Sanlam Ltd	4	13
SinoPac Financial Holdings Co. Ltd.	46	26
Societe Generale SA	73	1,609
State Street Corporation	—	20
Sun Life Financial Inc.	1	35
Suncorp Group Ltd.	4	31
Synchrony Financial	11	309
Taiwan Cooperative Bank, Ltd.	66	60
The Allstate Corporation	—	41
The Charles Schwab Corporation	269	17,024
The Goldman Sachs Group, Inc.	—	40
The PNC Financial Services Group, Inc.	4	578
The Royal Bank of Scotland Group Public Limited Company	118	316
The Toronto-Dominion Bank	1	44
The Travelers Companies, Inc.	2	335
U.S. Bancorp	29	1,339
UBS Group AG	2	29
Venustech Group Inc. - Class A	166	495
W. R. Berkley Corporation	1	43
Wells Fargo & Company	125	4,901
Westpac Banking Corporation	4	55
Willis Towers Watson Public Limited Company (a)	2	294
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A (b)	89	518
		158,489
Industrials 5.0%
3M Company	—	61
A P Moller - Maersk A/S - Class B	—	398
ABB Ltd. - Class N	14	379
Airbus SE	—	43
Aktiebolaget Volvo - Class B	639	9,925
Allegion Public Limited Company	13	1,273
AMETEK, Inc.	—	45
Asahi Glass Co. Ltd. (a)	1	49
Ashtead Group Public Limited Company	1	28
Atlas Copco Aktiebolag - Class A	141	1,318
Canadian National Railway Company	7	831
Caterpillar Inc.	—	26
Cie de Saint-Gobain	172	7,384
Cintas Corp.	—	35
Contemporary Amperex Technology Co., Limited - Class A	84	6,683
COSCO SHIPPING Holdings Co., Ltd. - Class H	200	274
Country Garden Services Holdings Company Limited	43	193
CSX Corp.	53	1,527
Deere & Company	22	6,669
Delta Air Lines, Inc. (b)	19	558
DL E&C Co., Ltd.	1	28
DSV Panalpina A/S	13	1,778
Eaton Corporation Public Limited Company	—	24
Embraer S.A. (b)	42	93
Emerson Electric Co.	6	459
Epiroc Aktiebolag - Class A	83	1,290
Eva Airways Corp.	255	272
Evergreen Marine Corp Taiwan Ltd.	26	74
Experian PLC	13	386
Fanuc Ltd.	68	10,642
Ferguson PLC	—	26
Fortive Corporation	254	13,831
Generac Holdings Inc. (b)	8	1,616
General Dynamics Corporation	3	602
General Electric Company	—	18
Grupo Aeroportuario del Sureste SAB de CV - Class B	7	138
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	377	839
Hino Motors Ltd.	37	188
Honeywell International Inc.	—	46
Huntington Ingalls Industries Inc.	1	128
Husqvarna Aktiebolag - Class B	18	135
Illinois Tool Works Inc.	—	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Intertek Group Plc	1	44
Kingspan Group Plc	12	718
Koninklijke Philips N.V.	13	271
LG Energy Solution Ltd. (a) (b)	23	6,742
Lockheed Martin Corporation	1	339
Makita Corp.	1	30
Masco Corporation	30	1,540
Mitsubishi Electric Corp.	28	307
Mitsui OSK Lines Ltd.	4	82
Nielsen Holdings plc	6	142
Norfolk Southern Corporation	2	485
Northrop Grumman Systems Corp.	31	14,686
Orient Overseas (International) Limited	13	332
Otis Worldwide Corporation	36	2,574
Randstad NV	3	130
Raytheon BBN Technologies Corp.	—	33
Recruit Holdings Co., Ltd.	43	1,248
Relx PLC	1	17
Rockwell Automation Inc.	—	36
Roper Technologies, Inc.	—	55
Safran	—	30
Sarcos Technology And Robotics Corporation (a) (b)	8	20
Schneider Electric SE (b)	4	427
SGS SA - Class N	—	27
Siemens AG - Class N	190	19,335
SITC International Holdings Company Limited	175	496
SK C&C Co., Ltd.	—	22
Skanska AB - Class B	3	45
Southwest Airlines Co. (b)	3	115
Spirax-Sarco Engineering PLC	13	1,610
Stanley Black & Decker, Inc.	—	33
TBEA Company Ltd. - Class A	34	139
Textron Inc.	1	44
The Boeing Company (b)	4	494
Trane Technologies Public Limited Company	2	298
TransDigm Group Inc. (b)	2	1,258
Union Pacific Corporation	—	64
United Airlines Holdings, Inc. (b)	1	36
United Parcel Service Inc. - Class B (f)	88	16,133
United Rentals Inc. (b)	6	1,562
Univar Solutions Inc. (b)	11	280
VAT Group AG (c)	—	77
Verisk Analytics, Inc.	13	2,331
Vertiv Holdings, LLC - Class A	588	4,830
Wan Hai Lines Ltd.	29	117
Wartsila Oyj	41	322
Waste Connections, Inc.	6	746
WillScot Mobile Mini Holdings Corp. - Class A (b)	42	1,372
XPO Logistics, Inc. (b)	77	3,725
Yamato Holdings Co. Ltd.	14	218
		156,361
Communication Services 4.4%
Alphabet Inc. - Class A (b)	—	113
Alphabet Inc. - Class C (b)	19	42,513
Altice USA, Inc. - Class A (b)	2	17
Auto Trader Group PLC	183	1,235
Baidu, Inc. - Class A (b) (c)	16	300
BCE Inc.	1	37
Booking Holdings Inc. (b)	2	2,679
Cellnex Telecom, S.A. (c)	289	11,195
Charter Communications, Inc. - Class A (b)	20	9,153
Comcast Corporation - Class A	230	9,018
Deutsche Telekom AG - Class N	717	14,234
Electronic Arts Inc.	1	105
Expedia Group, Inc. (b)	5	477
Facebook, Inc. - Class A (b)	4	651
Genius Sports Limited (b)	136	307
Liberty SiriusXM Group - Series A (a) (b)	129	4,657
Liberty SiriusXM Group - Series C (b)	179	6,446
Lions Gate Entertainment Corp. - Class A (b)	87	809
Live Nation Entertainment, Inc. (b)	16	1,337
Meituan Dianping - Class B (b) (c)	48	1,207
NetEase, Inc.	19	360
Netflix, Inc. (b)	1	104
Omnicom Group Inc.	—	21
SK Telecom Co. Ltd.	7	291
SoftBank Group Corp.	4	147
Swisscom AG - Class N	—	30
Tele2 AB - Class B	2	27
Telefonica Deutschland Holding AG	140	400
Telia Co. AB	53	202
Tencent Holdings Limited	243	10,895
Vantage Towers AG	347	9,693
Verizon Communications Inc.	18	914
Walt Disney Co. (b) (f)	97	9,134
Wolters Kluwer NV - Class C	4	389
		139,097
Energy 4.2%
Baker Hughes, a GE Company, LLC - Class A	71	2,040
BP P.L.C. - ADR	64	1,804
BP P.L.C.	417	1,968
California Resources Corporation	58	2,249
Canadian Natural Resources Ltd.	1	45
Cenovus Energy Inc. (a)	319	6,075
Chesapeake Energy Corporation	11	889
Chevron Corporation	10	1,485
China Petroleum & Chemical Corporation - Class H	1,590	714
ConocoPhillips (d)	285	25,576
Devon Energy Corporation	20	1,086
Enbridge Inc.	574	24,227
Energy Transfer Equity LP	123	1,223
ENI SpA	2	21
EQT Corporation	386	13,279
Excelerate Energy, Inc. - Class A (b)	26	518
Exxon Mobil Corporation	88	7,574
Green Plains Renewable Energy Inc. (b)	23	627
Halliburton Company	25	799
Hess Corporation	1	90
Indian Oil Corporation Limited	113	107
Inpex Corporation	22	233
Kinder Morgan, Inc.	18	309
Koninklijke Vopak N.V.	1	16
Lundin Energy AB (a) (b) (e)	9	339
ONEOK, Inc.	15	852
Pembina Pipeline Corporation	5	174
PetroChina Company Limited - Class H	698	331
Phillips 66	1	117
Pioneer Natural Resources Co. (f)	24	5,432
Polski Koncern Naftowy Orlen S.A.	11	172
Schlumberger Ltd.	24	844
Shell PLC - Class A	288	7,476
Shell PLC - Class A - ADR	125	6,546
The Williams Companies, Inc.	1	25
Total SA	39	2,052
Ultrapar Participacoes S.A.	8	18
United Energy Group Limited	146	18
Valero Energy Corporation	147	15,627
Woodside Energy Group Ltd	19	406
Woodside Energy Group Ltd	6	127
		133,510
Materials 4.1%
Air Products and Chemicals, Inc.	56	13,553
Akzo Nobel N.V.	73	4,820
Albemarle Corporation	33	6,947
Alcoa Corporation	51	2,314
Anglo American PLC	84	3,010
ArcelorMittal	38	863
Arkema	58	5,144
Ball Corporation	4	291
Barrick Gold Corporation	14	245
BASF SE - Class N	11	481
BHP Group Limited	100	2,785
BHP Group PLC	19	549
Boliden AB	1	23
CF Industries Holdings Inc. (f)	179	15,355
China Hongqiao Group Limited (a)	68	77
China National Building Material Co., Ltd. - Class H	342	367
China Resources Cement Holdings Limited	102	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Corteva, Inc.	20	1,063
Crown Holdings Inc.	3	295
Diversey Holdings, Ltd. (b)	338	2,232
Dow Inc.	8	418
Element Solutions, Inc.	28	501
FMC Corporation	6	608
Freeport-McMoRan Inc.	406	11,884
Ganfeng Lithium Co., Ltd. - Class H (c)	222	2,459
Glencore PLC	1,999	10,819
Hengsheng Chemical Industry Co., Ltd. - Class A	18	78
Incitec Pivot Ltd.	8	18
Independence Group NL	3	19
International Flavors & Fragrances Inc.	67	7,948
Kumba Iron Ore Ltd (c)	10	335
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	66
LG Chem Ltd.	6	2,213
Linde Public Limited Company	7	2,125
LyondellBasell Industries N.V. - Class A	84	7,328
MOS Holdings Inc.	23	1,064
Newmont Corporation	—	18
Norsk Hydro ASA	187	1,050
Northern Star Resources Ltd.	15	68
Nutrien Ltd.	17	1,384
OJI Holdings Corp.	8	34
PPG Industries, Inc.	—	21
Quintis Limited (c) (e)	3,771	282
Rio Tinto PLC	38	2,265
Sesa Sterlite Ltd.	47	132
Shin-Etsu Chemical Co. Ltd.	3	315
Sika AG	9	2,069
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	10	820
South32 Limited	593	1,609
Sumitomo Metal Mining Co. Ltd.	1	31
United States Steel Corporation	54	964
Vulcan Materials Co. (f)	76	10,819
Yara International ASA	9	368
Zijin Mining Group Co. Ltd. - Class H	198	241
Zijin Mining Group Co., Ltd. - Class A	62	86
		130,942
Consumer Staples 2.6%
Alimentation Couche-Tard Inc. - Class A	—	18
Altria Group, Inc.	19	814
Amorepacific Corporation	27	2,737
Anhui Gujing Distillery Co., Ltd. - Class B	2	34
Archer-Daniels-Midland Company	145	11,290
BIM Birlesik Magazalar A.S. - Class A	7	34
British American Tobacco P.L.C.	1	34
Brown-Forman Corp. - Class B	12	819
Bunge Limited	86	7,822
China Feihe Limited (c)	210	242
China Mengniu Dairy Company Limited	46	230
Coca-Cola HBC AG	19	431
Colruyt SA	6	172
Costco Wholesale Corporation	34	16,140
Dali Foods Group Company Limited (c)	63	34
Danone	79	4,432
Darling Ingredients Inc. (b)	8	502
Diageo PLC	16	691
Endeavour Group Limited	86	451
Fomento Economico Mexicano SAB de CV	53	361
Foshan Haitian Flavoring & Food Co., Ltd - Class A	93	1,260
George Weston Ltd.	2	218
Grupo Bimbo SAB de CV - Class A	42	136
Jiugui Liquor Co., Ltd. - Class A	7	183
Kao Corp.	6	222
Koninklijke Ahold Delhaize N.V.	31	811
Kose Corp. (a)	30	2,799
KT&G Corp.	—	24
Kweichow Moutai Co., Ltd. - Class A	4	1,314
LG Household & Health Care Ltd.	—	47
Morinaga Milk Industry Co., Ltd.	4	158
Nestle SA - Class N	20	2,278
Nongfu Spring Co., Ltd. - Class H (a) (c)	61	348
PepsiCo, Inc.	14	2,390
Pernod-Ricard SA	2	357
Remy Cointreau SA	1	177
Sendas Distribuidora S/A	88	239
Target Corporation	11	1,482
Tingyi Cayman Islands Holding Corp.	112	192
Treasury Wine Estates Limited	44	343
Unilever PLC	266	12,092
Walmart Inc.	53	6,439
Want Want China Holdings Limited	120	104
WH Group Limited (c)	201	157
Wilmar International Limited	16	47
Yifeng Pharmacy Chain Co., Ltd. - Class A	83	654
		81,759
Utilities 1.3%
AGL Energy Limited (a)	49	282
China Gas Holdings Ltd.	40	62
China Resources Gas Group Ltd.	47	219
Chubu Electric Power Co. Inc.	2	17
CLP Holdings Ltd.	6	50
Constellation Energy Group, Inc.	5	305
Dominion Energy, Inc.	—	18
Duke Energy Corporation	—	24
Electricite de France	13	105
Endesa SA (a)	11	202
Enel SpA	87	478
Engie	15	178
ENGIE Brasil Energia S.A.	33	257
ENN Energy Holdings Ltd.	10	157
Eversource Energy	4	297
FirstEnergy Corp.	1	37
Fortum Oyj	13	190
Hong Kong & China Gas Co. Ltd.	29	31
Iberdrola, Sociedad Anonima	24	244
Kyushu Electric Power Co. Inc.	3	19
National Grid PLC	10	132
NextEra Energy, Inc. (d)	209	16,220
Public Service Enterprise Group Inc.	5	346
Sempra Energy	135	20,252
Tohoku Electric Power Co. Inc.	4	23
Uniper SE	9	139
Veolia Environnement	2	57
Xcel Energy Inc.	1	46
		40,387
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.	—	49
American Tower Corporation	71	18,267
China Resources Land Ltd.	30	140
Crown Castle International Corp.	3	553
Equinix, Inc.	1	353
Essex Property Trust Inc.	1	308
Extra Space Storage Inc.	4	682
Goodman Funding Pty Ltd	27	328
Healthpeak Properties, Inc.	9	224
Host Hotels & Resorts, Inc.	1	17
Link Real Estate Investment Trust	5	43
Mid-America Apartment Communities, Inc.	—	20
Park Hotels & Resorts Inc.	21	280
ProLogis Inc.	3	367
Public Storage	—	36
SBA Communications Corporation	2	778
Simon Property Group, Inc.	—	35
Starwood Property Trust, Inc.	51	1,066
Welltower Inc.	1	114
Weyerhaeuser Company	47	1,545
		25,205
Total Common Stocks (cost $1,747,081)		1,657,073
CORPORATE BONDS AND NOTES 4.4%
Financials 1.1%
American Express Company
2.25%, 03/04/25	27	26
4.05%, 05/03/29	635	624

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Bank of America Corporation
3.46%, 03/15/25	40	39
3.84%, 04/25/25	1,624	1,619
2.46%, 10/22/25	97	92
1.53%, 12/06/25	60	56
3.38%, 04/02/26	976	946
3.50%, 04/19/26	31	30
1.66%, 03/11/27	29	26
3.82%, 01/20/28	67	64
3.71%, 04/24/28	29	28
1.92%, 10/24/31	216	172
2.97%, 07/21/52	216	152
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (g)	216	172
Citigroup Inc.
3.35%, 04/24/25	162	159
0.98%, 05/01/25	123	115
4.14%, 05/24/25	310	309
3.29%, 03/17/26	1,275	1,234
3.40%, 05/01/26	11	11
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	63	62
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (h)	279	242
Freedom Mortgage Corporation
8.13%, 11/15/24 (g)	805	694
8.25%, 04/15/25 (g)	704	595
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (g)	820	762
7.75%, 11/01/25, GBP (g)	1,394	1,519
General Motors Financial Company, Inc.
2.90%, 02/26/25	991	946
HSBC Holdings PLC
0.98%, 05/24/25	293	273
ING Groep N.V.
4.63%, 01/06/26 (g)	58	58
3.87%, 03/28/26	170	167
1.40%, 07/01/26 (g)	26	24
Intercontinental Exchange, Inc.
1.85%, 09/15/32	216	169
3.00%, 09/15/60	216	146
JPMorgan Chase & Co.
0.97%, 06/23/25	41	38
1.56%, 12/10/25	149	140
2.08%, 04/22/26 (a)	1,328	1,244
4.08%, 04/26/26	1,021	1,012
4.32%, 04/26/28	1,074	1,058
1.76%, 11/19/31	216	171
2.53%, 11/19/41	432	307
Kane Bidco Limited
5.00%, 02/15/27, EUR	1,039	963
6.50%, 02/15/27, GBP	1,247	1,327
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	155	121
Lloyds Bank Plc
3.50%, 05/14/25	63	62
Lloyds Banking Group PLC
4.65%, 03/24/26	136	134
Metropolitan Life Global Funding I
1.88%, 01/11/27 (g)	13	12
Moody's Corporation
2.55%, 08/18/60	53	33
3.10%, 11/29/61	163	111
Morgan Stanley
3.62%, 04/17/25	1,336	1,320
0.79%, 05/30/25	317	295
3.13%, 07/27/26	1,158	1,103
3.63%, 01/20/27	96	93
1.51%, 07/20/27	31	27
1.79%, 02/13/32	216	170
2.80%, 01/25/52	216	149
National Australia Bank Limited
3.38%, 01/14/26	24	24
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	139	121
5.50%, 08/15/28 (g)	746	600
5.13%, 12/15/30 (g)	649	486
NatWest Markets PLC
5.13%, 05/28/24	63	63
Northern Trust Corporation
4.00%, 05/10/27	679	684
PNC Bank, National Association
3.25%, 06/01/25	882	868
4.20%, 11/01/25	51	51
Principal Life Global Funding II
0.75%, 04/12/24 (g)	20	19
1.25%, 08/16/26 (g)	18	16
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,211
5.63%, 06/15/43 (a)	851	830
Regions Financial Corporation
2.25%, 05/18/25	37	35
Royal Bank of Canada
0.65%, 07/29/24 (a) (h)	27	25
0.75%, 10/07/24 (h)	71	66
1.20%, 04/27/26 (h)	13	12
S&P Global Inc.
1.25%, 08/15/30	216	171
SunTrust Bank
3.30%, 05/15/26	112	108
The Allstate Corporation
1.45%, 12/15/30	216	172
The Bank of New York Mellon Corporation
3.85%, 04/26/29	1,790	1,738
1.65%, 01/28/31	216	175
The Charles Schwab Corporation
4.20%, 03/24/25	26	26
3.45%, 02/13/26 (a)	50	50
1.65%, 03/11/31	216	173
The Goldman Sachs Group, Inc.
0.86%, 02/12/26	37	34
1.09%, 12/09/26	1,076	956
2.38%, 07/21/32	216	175
2.91%, 07/21/42	216	158
The Toronto-Dominion Bank
2.35%, 03/08/24 (h)	1,088	1,065
2.80%, 03/10/27 (h)	28	26
2.00%, 09/10/31 (a) (h)	216	176
Toyota Motor Credit Corporation
3.05%, 03/22/27	48	46
1.90%, 09/12/31	216	177
Truist Bank
3.80%, 10/30/26	129	126
U.S. Bancorp
3.10%, 04/27/26	41	40
3.90%, 04/26/28	689	680
UBS Group AG
4.49%, 05/12/26 (g)	470	468
2.10%, 02/11/32 (g)	217	172
USB Capital IX
3.50%, (3 Month USD LIBOR + 1.02%), (100, 08/18/22) (i) (j)	594	422
Wells Fargo & Company
2.16%, 02/11/26	477	449
		34,315
Consumer Staples 0.5%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,118	1,101
APCOA Parking Holdings GmbH
5.00%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (i)	1,441	1,389
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	1,987	1,879
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	2,650	2,019
Boparan Finance PLC
7.63%, 11/30/25, GBP (c)	1,842	1,585
Castor S.P.A.
5.25%, (3 Month EURIBOR + 5.25%), 02/15/29, EUR (g) (i)	1,370	1,323

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
6.00%, 02/15/29, EUR (g)	430	402
China Milk Products Group Limited
0.00%, 01/05/12 (b) (e) (h) (k) (l)	100	—
Conagra Brands, Inc.
4.30%, 05/01/24	49	49
Costco Wholesale Corporation
1.75%, 04/20/32 (a)	216	178
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (g)	1,135	1,107
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (g)	247	244
3.38%, 03/24/27 (g)	710	680
Kraft Heinz Foods Company
3.00%, 06/01/26	673	636
4.38%, 06/01/46	939	786
Mondelez International Holdings Netherlands B.V.
1.25%, 09/24/26 (g)	20	18
Mondelez International, Inc.
1.50%, 02/04/31	216	170
Nestle Holdings, Inc.
2.50%, 09/14/41 (g)	216	167
PepsiCo, Inc.
2.38%, 10/06/26	46	44
Picard Groupe
5.38%, 07/01/27, EUR (g)	1,280	1,002
REI Agro Limited
0.00%, 11/13/14 (b) (c) (h) (k)	628	6
0.00%, 11/13/14 (b) (g) (h) (k)	185	2
Safeway Inc.
3.50%, 03/15/29 (g)	1,594	1,289
The Clorox Company
1.80%, 05/15/30	216	177
The Coca-Cola Company
1.38%, 03/15/31	216	176
2.50%, 03/15/51	216	157
Walmart Inc.
2.65%, 09/22/51	216	163
		16,749
Consumer Discretionary 0.5%
Affinity Gaming
6.88%, 12/15/27 (g)	192	161
Amazon.com, Inc.
2.70%, 06/03/60	216	146
Aptiv PLC
3.10%, 12/01/51	216	139
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (g)	240	175
CDI Escrow Issuer Inc
5.75%, 04/01/30 (g)	338	308
Churchill Downs Incorporated
5.50%, 04/01/27 (g)	17	16
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (g)	540	519
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	4,112	3,980
Douglas GmbH
6.00%, 04/08/26, EUR (g)	1,818	1,469
eBay Inc.
1.90%, 03/11/25 (a)	28	26
Expedia Group, Inc.
2.95%, 03/15/31 (m)	216	172
Full House Resorts, Inc.
8.25%, 02/15/28 (g)	62	50
General Motors Financial Company, Inc.
2.70%, 08/20/27	1,298	1,141
2.35%, 01/08/31	216	168
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (g) (n)	1,407	846
Lowe`s Companies, Inc.
4.00%, 04/15/25	20	20
3.35%, 04/01/27	515	496
1.70%, 10/15/30	216	173
3.00%, 10/15/50	216	151
4.25%, 04/01/52	1,103	955
Magallanes, Inc.
3.43%, 03/15/24 (g)	342	335
3.64%, 03/15/25 (g)	425	413
McDonald's Corporation
3.30%, 07/01/25	35	35
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (g)	250	237
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (g)	395	415
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,106
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,370
The Home Depot, Inc.
1.38%, 03/15/31	216	174
2.38%, 03/15/51	216	146
The New Home Company Inc.
7.25%, 10/15/25 (g)	336	275
Toyota Motor Credit Corporation
1.80%, 02/13/25	81	77
Wheel Bidco Limited
6.75%, 07/15/26, GBP (g)	628	611
		16,305
Communication Services 0.4%
Alphabet Inc.
1.10%, 08/15/30	219	180
2.25%, 08/15/60	112	73
AT&T Inc.
1.70%, 03/25/26	917	839
Avaya, Inc.
6.13%, 09/15/28 (a) (g)	445	290
CenturyLink, Inc.
5.13%, 12/15/26 (g)	959	808
Charter Communications Operating, LLC
4.91%, 07/23/25	778	779
4.20%, 03/15/28	154	144
2.80%, 04/01/31	216	173
3.85%, 04/01/61	216	142
Comcast Corporation
3.95%, 10/15/25	85	85
3.55%, 05/01/28	13	13
1.50%, 02/15/31	216	173
2.45%, 08/15/52	216	143
Connect Finco SARL
6.75%, 10/01/26 (g)	1,185	1,059
DISH DBS Corporation
5.25%, 12/01/26 (g)	700	549
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	815	825
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	795	716
5.00%, 05/01/28 (g)	841	719
6.75%, 05/01/29 (a) (g)	1,544	1,269
Frontier North Inc.
6.73%, 02/15/28	300	284
GCI, LLC
4.75%, 10/15/28 (g)	204	177
Playtika Holding Corp.
4.25%, 03/15/29 (g)	328	273
Rogers Communications Inc.
2.95%, 03/15/25 (g)	1,170	1,131
Sky Limited
3.75%, 09/16/24 (g)	41	41
The Walt Disney Company
2.75%, 09/01/49	216	154
T-Mobile US, Inc.
3.50%, 04/15/25	1,129	1,105
2.25%, 11/15/31	216	175
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	32	31
Verizon Communications Inc.
2.63%, 08/15/26	675	638
1.68%, 10/30/30	216	174
2.99%, 10/30/56	216	150

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Vodafone Group Public Limited Company
4.13%, 06/04/81	360	270
		13,582
Health Care 0.4%
AbbVie Inc.
3.80%, 03/15/25	16	16
3.60%, 05/14/25	1,604	1,583
3.20%, 05/14/26	32	31
4.25%, 11/21/49	890	787
Aetna Inc.
3.50%, 11/15/24	99	98
Amgen Inc.
1.90%, 02/21/25	26	25
3.13%, 05/01/25	152	149
2.00%, 01/15/32 (a)	216	176
2.77%, 09/01/53	216	145
Anthem, Inc.
2.38%, 01/15/25	19	18
AstraZeneca PLC
1.38%, 08/06/30	216	177
2.13%, 08/06/50	216	144
Becton, Dickinson and Company
1.96%, 02/11/31	216	175
Bio City Development Company B.V.
0.00%, 07/06/18 (b) (e) (g) (h) (k) (l)	600	47
Bristol-Myers Squibb Company
3.25%, 02/27/27	52	51
1.45%, 11/13/30	216	177
2.55%, 11/13/50	216	153
Cigna Corporation
1.25%, 03/15/26	42	38
CVS Health Corporation
2.88%, 06/01/26	263	251
1.75%, 08/21/30	216	173
5.05%, 03/25/48	960	918
Danaher Corporation
2.80%, 12/10/51	216	156
Eli Lilly and Company
2.25%, 05/15/50	216	153
Gilead Sciences, Inc.
1.65%, 10/01/30	216	177
4.75%, 03/01/46	849	814
2.80%, 10/01/50	216	151
GlaxoSmithKline Capital PLC
3.00%, 06/01/24	1,063	1,055
HCA Inc.
5.25%, 04/15/25	936	937
2.38%, 07/15/31	216	168
3.50%, 07/15/51	216	148
Humana Inc.
1.35%, 02/03/27	17	15
Johnson & Johnson
2.25%, 09/01/50	216	151
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	1,590	1,455
Merck & Co., Inc.
2.75%, 02/10/25	255	252
2.45%, 06/24/50	216	152
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	420	358
Novartis Capital Corporation
3.00%, 11/20/25	23	23
Roche Holdings, Inc.
2.61%, 12/13/51 (g)	216	157
Royalty Pharma PLC
2.15%, 09/02/31	216	169
Takeda Pharmaceutical Co Ltd
5.00%, 11/26/28	422	429
Tenet Healthcare Corporation
6.13%, 06/15/30 (g)	729	683
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	15	14
UnitedHealth Group Incorporated
3.10%, 03/15/26	67	66
2.90%, 05/15/50	216	160
		13,175
Information Technology 0.4%
Amphenol Corporation
4.35%, 06/01/29	14	14
2.20%, 09/15/31	216	176
Apple Inc.
2.40%, 08/20/50	216	152
Broadcom Inc.
3.15%, 11/15/25 (a)	824	793
2.45%, 02/15/31 (g)	216	173
4.93%, 05/15/37 (g)	410	368
Cisco Systems, Inc.
2.50%, 09/20/26	14	13
Dell International L.L.C.
6.02%, 06/15/26 (m)	565	585
3.45%, 12/15/51 (g)	216	148
Fidelity National Information Services, Inc.
1.15%, 03/01/26	21	19
Fiserv, Inc.
3.20%, 07/01/26	221	210
Global Payments Inc.
2.65%, 02/15/25	102	97
HP Inc.
3.00%, 06/17/27	50	46
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (g)	1,146	1,385
Intel Corporation
3.40%, 03/25/25 (a)	251	250
3.10%, 02/15/60	41	29
International Business Machines Corporation
3.30%, 05/15/26	977	954
2.95%, 05/15/50	216	156
Lam Research Corporation
3.75%, 03/15/26	113	113
LogMeIn, Inc.
5.50%, 09/01/27 (g)	550	376
Microsoft Corporation
2.68%, 06/01/60	216	155
NXP B.V.
3.25%, 11/30/51	216	150
Oracle Corporation
3.40%, 07/08/24 (a)	166	163
2.50%, 04/01/25	1,033	982
3.60%, 04/01/50	216	150
3.95%, 03/25/51	760	559
Qualcomm Incorporated
1.65%, 05/20/32	216	175
Roper Technologies, Inc.
1.75%, 02/15/31	216	168
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	735	710
Salesforce, Inc.
2.90%, 07/15/51	216	163
Thomson Reuters Corporation
3.35%, 05/15/26	15	15
Visa Inc.
1.10%, 02/15/31	216	172
2.00%, 08/15/50	216	143
VMware, Inc.
2.20%, 08/15/31	216	170
Western Digital Corporation
4.75%, 02/15/26	195	187
Workday, Inc.
3.50%, 04/01/27	345	330
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	1,111	1,033
5.50%, 08/15/28 (a) (g)	620	521
		12,003
Materials 0.3%
First Quantum Minerals Ltd
6.88%, 10/15/27 (g)	663	594
Georgia-Pacific LLC
3.60%, 03/01/25 (g)	23	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,856	1,278
KME AG
6.75%, 02/01/23, EUR (c)	608	616
LyondellBasell Industries N.V.
5.75%, 04/15/24	117	120
Quintis Ltd
7.50%, 10/01/26 (e) (g) (n)	506	506
0.00%, 10/01/28 (e) (g) (n) (o)	7,017	7,017
The Sherwin-Williams Company
2.20%, 03/15/32 (a)	216	174
		10,328
Industrials 0.3%
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (g)	253	250
Berry Global Escrow Corporation
4.88%, 07/15/26 (g)	62	59
CSX Corporation
2.50%, 05/15/51	216	145
Deere & Company
2.75%, 04/15/25	141	138
GATX Corporation
3.50%, 03/15/28	19	18
Meritor, Inc.
4.50%, 12/15/28 (g)	12	12
Pitney Bowes Inc.
6.88%, 03/15/27 (g)	1,189	947
7.25%, 03/15/29 (a) (g)	970	733
Republic Services, Inc.
1.45%, 02/15/31	216	170
Rollins Road Acquisition Company
0.50%, 12/01/28 (g) (h)	115	70
Ryder System, Inc.
2.50%, 09/01/24	48	46
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (g)	956	833
TransDigm Inc.
6.25%, 03/15/26 (g)	5,288	5,110
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	352	332
Waste Management, Inc.
1.50%, 03/15/31	216	172
WRKCo Inc.
4.90%, 03/15/29 (a)	26	26
		9,061
Real Estate 0.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	216	163
American Tower Corporation
3.38%, 05/15/24 (a)	1,252	1,233
1.88%, 10/15/30	216	168
3.10%, 06/15/50	216	149
Boston Properties Limited Partnership
2.75%, 10/01/26	679	633
2.55%, 04/01/32	216	172
Crown Castle International Corp.
3.70%, 06/15/26	826	796
2.50%, 07/15/31	216	177
Duke Realty Limited Partnership
2.25%, 01/15/32	216	180
Equinix, Inc.
1.45%, 05/15/26	717	638
2.50%, 05/15/31	331	268
3.00%, 07/15/50	108	74
Kilroy Realty, L.P.
2.50%, 11/15/32 (a)	216	168
Kimco Realty Corporation
2.25%, 12/01/31	216	174
Service Properties Trust
4.50%, 06/15/23	446	415
4.50%, 03/15/25 (a)	398	315
7.50%, 09/15/25	757	699
Simon Property Group, L.P.
3.38%, 10/01/24	28	28
Welltower OP LLC
4.50%, 01/15/24	773	778
		7,228
Energy 0.2%
Cheniere Energy, Inc.
4.63%, 10/15/28	525	475
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a) (g)	1,390	1,316
Kinetik Holdings LP
5.88%, 06/15/30 (g)	312	298
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,502
Tap Rock Resources, LLC
7.00%, 10/01/26 (g)	1,575	1,507
		5,098
Utilities 0.1%
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	29	31
Pacific Gas And Electric Company
4.50%, 07/01/40	538	417
Talen Energy Supply, LLC
0.00%, 05/15/27 (b) (g) (k)	325	320
0.00%, 06/01/28 (b) (g) (k)	572	559
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,615	1,518
		2,845
Total Corporate Bonds And Notes (cost $159,697)		140,689
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (i)	665	620
Accesslex Institute
Series 2007-A3-A, 1.82%, (3 Month USD LIBOR + 0.30%), 05/25/36 (i)	347	333
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 2.72%, (1 Month USD LIBOR + 1.20%), 02/18/26 (i)	1,300	1,258
AGL CLO 5 Ltd
Series 2020-A2R-5A, 2.46%, (3 Month USD LIBOR + 1.40%), 07/20/34 (i)	250	240
Series 2020-BR-5A, 2.76%, (3 Month USD LIBOR + 1.70%), 07/20/34 (i)	267	252
AGL Static CLO 18 Ltd
Series 2022-B-18A, 2.98%, (3 Month Term SOFR + 2.00%), 04/21/31 (i)	498	482
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (o)	3,792	3,444
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (o)	502	428
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (o)	203	175
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (o)	332	265
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 4.42%, (1 Month USD LIBOR + 3.10%), 04/15/26 (i)	817	787
Apidos CLO XV
Series 2013-A1RR-15A, 2.07%, (3 Month USD LIBOR + 1.01%), 04/21/31 (i)	275	270
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	173
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 2.67%, (1 Month USD LIBOR + 1.35%), 11/17/36 (i)	105	102
Ares LV CLO Ltd
Series 2020-BR-55A, 2.74%, (3 Month USD LIBOR + 1.70%), 07/17/34 (i)	424	404
Bain Capital Credit
Series 2017-BR-1A, 2.56%, (3 Month USD LIBOR + 1.50%), 07/20/30 (i)	350	335
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 2.74%, (3 Month USD LIBOR + 1.70%), 07/19/34 (i)	300	283

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (i)	130	120
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 2.97%, (SOFR 30-Day Average + 2.20%), 01/19/37 (i)	1,180	1,156
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 4.06%, 11/17/27 (i)	237	221
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	292
Bankers Healthcare Group Securitization Trust 2020
Series 2020-C-A, 5.17%, 09/17/31	110	104
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 2.73%, (3 Month USD LIBOR + 1.55%), 01/25/35 (i)	250	235
Battalion CLO XX Ltd.
Series 2021-A-20A, 2.22%, (3 Month USD LIBOR + 1.18%), 07/17/34 (i)	285	276
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 1.96%, (1 Month USD LIBOR + 0.34%), 10/27/36 (i) (o)	70	66
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 3.82%, (1 Month USD LIBOR + 2.50%), 08/15/36 (i) (o)	261	247
Series 2018-C-TALL, REMIC, 2.45%, (1 Month USD LIBOR + 1.12%), 03/16/37 (i) (o)	744	672
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.38%, 02/18/54 (i)	8,391	631
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	684
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 2.49%, (3 Month USD LIBOR + 1.45%), 07/16/29 (i)	290	282
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 2.25%, (3 Month USD LIBOR + 1.19%), 07/20/34 (i)	250	241
BHG Securitization Trust 2021-A
Series 2021-A-A, REMIC, 1.42%, 11/17/33	481	453
Series 2021-B-A, REMIC, 2.79%, 11/17/33	100	93
BHMS
Series 2018-A-ATLS, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 07/16/35 (i)	1,034	998
Series 2018-C-ATLS, REMIC, 3.22%, (1 Month USD LIBOR + 1.90%), 07/16/35 (i)	459	434
BlueMountain CLO Ltd
Series 2021-A-28A, 2.30%, (3 Month USD LIBOR + 1.26%), 04/17/34 (i)	150	146
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 2.54%, (3 Month USD LIBOR + 1.50%), 07/15/31 (i)	252	240
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 2.27%, (SOFR 30-Day Average + 1.77%), 05/15/24 (i)	375	370
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/17/23	860	843
BSST 2021-SSCP Mortgage Trust
Series 2021-B-SSCP, REMIC, 2.42%, (1 Month USD LIBOR + 1.10%), 04/17/23 (i)	724	687
Series 2021-C-SSCP, REMIC, 2.67%, (1 Month USD LIBOR + 1.35%), 04/17/23 (i)	903	845
Series 2021-D-SSCP, REMIC, 2.92%, (1 Month USD LIBOR + 1.60%), 04/17/23 (i)	828	770
Series 2021-E-SSCP, REMIC, 3.42%, (1 Month USD LIBOR + 2.10%), 04/17/23 (i)	717	663
Series 2021-F-SSCP, REMIC, 4.22%, (1 Month USD LIBOR + 2.90%), 04/17/23 (i)	686	657
Series 2021-G-SSCP, REMIC, 5.12%, (1 Month USD LIBOR + 3.80%), 04/17/23 (i)	785	755
Series 2021-H-SSCP, REMIC, 6.23%, (1 Month USD LIBOR + 4.90%), 04/17/23 (i)	550	532
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	540
BX 2021-21M Mortgage Trust
Series 2021-E-21M, REMIC, 3.49%, (1 Month USD LIBOR + 2.17%), 10/15/36 (i)	2,257	2,104
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 3.62%, (1 Month USD LIBOR + 2.30%), 10/15/36 (i)	1,254	1,188
Series 2019-J-XL, REMIC, 3.97%, (1 Month USD LIBOR + 2.65%), 10/15/36 (i)	2,125	1,999
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	207
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 4.57%, (1 Month USD LIBOR + 3.25%), 10/15/25 (i)	158	152
BX Commercial Mortgage Trust 2021-CIP
Series 2021-E-CIP, 4.14%, (1 Month USD LIBOR + 2.82%), 12/15/38 (i)	2,012	1,871
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 4.12%, (1 Month USD LIBOR + 2.80%), 06/15/23 (i)	2,590	2,424
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 4.13%, (1 Month USD LIBOR + 2.80%), 05/15/26 (i)	1,942	1,770
BX Commercial Mortgage Trust 2021-XL2
Series 2021-F-XL2, REMIC, 3.57%, (1 Month USD LIBOR + 2.24%), 10/16/23 (i)	2,343	2,191
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (i)	1,238	1,077
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (i)	1,735	1,394
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 3.57%, (1 Month USD LIBOR + 2.24%), 10/16/23 (i)	1,405	1,303
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 3.57%, (1 Month USD LIBOR + 2.25%), 01/17/23 (i)	510	478
Series 2021-F-MFM1, REMIC, 4.32%, (1 Month USD LIBOR + 3.00%), 01/17/23 (i)	780	739
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 3.47%, (1 Month USD LIBOR + 2.15%), 12/15/37 (i)	336	323
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 2.14%, (3 Month USD LIBOR + 1.10%), 04/15/32 (i)	250	244
Series 2019-BR-1A, 2.74%, (3 Month USD LIBOR + 1.70%), 04/15/32 (i)	250	237
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 2.74%, (3 Month USD LIBOR + 1.70%), 01/17/34 (i)	250	236
Catskill Park CLO Ltd
Series 2017-A1B-1A, 2.41%, (3 Month USD LIBOR + 1.35%), 04/20/29 (i)	254	247
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (i)	132	120
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	164
CFCRE Trust 2018-TAN
Series 2018-E-TAN, REMIC, 6.45%, 02/17/23 (i)	184	182
Chenango Park CLO Ltd
Series 2018-A2-1A, 2.59%, (3 Month USD LIBOR + 1.55%), 04/15/30 (i)	264	253
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.60%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (c) (i)	100	95
CIFC Funding 2014-III Ltd
Series 2014-BR2-3A, 2.94%, (3 Month USD LIBOR + 1.80%), 10/22/31 (i)	350	335
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 2.59%, (3 Month USD LIBOR + 1.45%), 01/22/31 (i)	250	239
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	305
COMM 2014-CCRE17 Mortgage Trust
Series 2014-C-CR17, REMIC, 4.94%, 05/10/24 (i)	214	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
COMM Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	595
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 2.67%, (1 Month USD LIBOR + 1.05%), 11/25/35 (i) (o)	60	54
Cook Park CLO, Ltd.
Series 2018-B-1A, 2.44%, (3 Month USD LIBOR + 1.40%), 04/17/30 (i)	258	246
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 3.67%, (1 Month USD LIBOR + 2.35%), 12/15/31 (i)	246	236
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 2.75%, (1 Month USD LIBOR + 1.43%), 05/15/36 (i)	283	276
Series 2019-D-ICE4, REMIC, 2.92%, (1 Month USD LIBOR + 1.60%), 05/15/36 (i)	960	934
Series 2019-E-ICE4, REMIC, 3.47%, (1 Month USD LIBOR + 2.15%), 05/15/36 (i)	810	778
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (i)	196	185
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,577
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 2.55%, (1 Month USD LIBOR + 1.23%), 05/15/36 (i)	274	268
Series 2019-F-ICE4, REMIC, 3.97%, (1 Month USD LIBOR + 2.65%), 05/15/36 (i)	1,250	1,188
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 6.19%, (1 Month USD LIBOR + 4.86%), 10/15/22 (i)	300	293
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	604	552
DBGS 2018-BIOD Mortgage Trust
Series 2018-D-BIOD, REMIC, 2.62%, (1 Month USD LIBOR + 1.30%), 05/15/35 (i) (o)	288	280
Series 2018-F-BIOD, REMIC, 3.32%, (1 Month USD LIBOR + 2.00%), 05/15/35 (i) (o)	1,179	1,135
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 2.98%, (1 Month USD LIBOR + 1.35%), 12/19/25 (i)	344	331
Series 2018-C-GLKS, REMIC, 3.38%, (1 Month USD LIBOR + 1.75%), 12/19/25 (i)	250	239
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 2.69%, (3 Month USD LIBOR + 1.65%), 07/15/30 (i)	250	241
Elmwood CLO II Ltd
Series 2019-BR-2A, 2.71%, (3 Month USD LIBOR + 1.65%), 04/20/34 (i)	350	333
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 3.99%, (1 Month USD LIBOR + 2.67%), 11/15/38 (i)	1,010	929
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 3.57%, (1 Month USD LIBOR + 2.25%), 07/17/23 (i)	2,336	2,254
Series 2021-E-ESH, REMIC, 4.17%, (1 Month USD LIBOR + 2.85%), 07/17/23 (i)	1,511	1,447
FREMF Mortgage Trust
Series 2021-B1-DNA6, REMIC, 3.40%, (SOFR 30-Day Average + 3.40%), 10/25/41 (i)	1,047	906
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 2.82%, (1 Month USD LIBOR + 1.22%), 05/18/38 (i) (o)	180	173
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 2.85%, (1 Month USD LIBOR + 1.25%), 11/18/36 (i)	100	95
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 3.67%, (1 Month USD LIBOR + 2.35%), 02/15/23 (i)	120	116
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 2.84%, (3 Month USD LIBOR + 1.60%), 10/29/29 (i)	250	241
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	2,109	1,828
Gracie Point International Funding 2021-1
Series 2021-B-1A, 2.46%, (1 Month USD LIBOR + 1.40%), 11/01/23 (i)	190	188
Series 2021-C-1A, 3.46%, (1 Month USD LIBOR + 2.40%), 11/01/23 (i)	260	257
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 4.26%, (1 Month USD LIBOR + 2.94%), 11/15/23 (i)	1,944	1,855
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 06/15/23 (i)	230	222
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	575
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.84%, 12/12/53 (i)	993	103
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 2.41%, (3 Month USD LIBOR + 1.37%), 04/15/33 (i)	762	744
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (c) (i)	102	101
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (c) (i)	100	101
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (i)	138	121
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 3.62%, (1 Month USD LIBOR + 2.25%), 07/07/23 (i) (o)	192	188
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	151	145
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 4.32%, (1 Month USD LIBOR + 3.00%), 07/15/36 (i)	997	921
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 3.77%, (1 Month USD LIBOR + 2.45%), 04/15/26 (i)	1,190	1,101
Series 2021-F-MHC, REMIC, 4.27%, (1 Month USD LIBOR + 2.95%), 04/15/26 (i)	1,250	1,152
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (i)	481	428
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 12/25/51 (i)	11,170	9,519
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/52 (i)	4,471	4,058
Series 2021-A4A-INV7, REMIC, 2.50%, 02/25/52 (i)	1,620	1,182
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	649
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, REMIC, 3.67%, (1 Month USD LIBOR + 2.35%), 03/15/23 (i)	2,330	2,204
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 2.62%, (1 Month USD LIBOR + 1.30%), 07/15/36 (i)	700	678
Loanpal Solar Loan 2020-2 Ltd
Series 2020-A-2GF, 2.75%, 02/20/35	594	543
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 4.07%, (1 Month USD LIBOR + 2.75%), 10/15/38 (i)	191	180
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 2.54%, (3 Month USD LIBOR + 1.50%), 04/19/30 (i)	250	243
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	856

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 5.32%, (1 Month USD LIBOR + 4.00%), 11/15/23 (i)	2,514	2,312
Series 2021-G-MDLN, REMIC, 6.57%, (1 Month USD LIBOR + 5.25%), 11/15/23 (i)	2,701	2,451
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 2.62%, (1 Month USD LIBOR + 1.10%), 07/18/36 (i)	450	436
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 4.15%, (1 Month Term SOFR + 3.37%), 12/16/26 (i)	1,316	1,264
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 3.42%, (1 Month USD LIBOR + 2.10%), 04/15/26 (i)	2,480	2,325
Series 2021-F-MHC, REMIC, 3.92%, (1 Month USD LIBOR + 2.60%), 04/15/26 (i)	1,910	1,776
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 4.07%, (1 Month USD LIBOR + 2.75%), 07/17/23 (i)	602	569
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
Series 2015-C-C24, REMIC, 4.48%, 07/17/25 (i)	99	93
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	508
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (i)	338	326
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (i)	436	389
Mosaic Solar Loan Trust
Series 2021-B-2A, 2.09%, 06/20/35	503	450
Navient Private Education Loan Trust 2021-D
Series 2021-A-DA, 2.01%, (Prime + -1.99%), 04/15/60 (i)	2,154	2,085
Series 2021-B-DA, 2.61%, 04/15/60	450	416
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,041
Series 2021-D-DA, 4.00%, 04/15/60	370	336
Nelnet Student Loan Trust 2021-A
Series 2021-B2-A, 2.85%, 04/20/62	3,780	3,424
Series 2021-C-A, 3.75%, 04/20/62	2,190	1,978
Series 2021-D-A, 4.93%, 04/20/62	930	847
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	848
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	116
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (c) (i)	104	102
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 2.61%, (3 Month USD LIBOR + 1.40%), 04/28/31 (i)	200	190
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 2.76%, (3 Month USD LIBOR + 1.70%), 10/20/34 (i)	250	234
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (c) (i)	104	102
OHA Credit Funding 3 LTD
Series 2019-BR-3A, 2.71%, (3 Month USD LIBOR + 1.65%), 07/02/35 (i)	256	243
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,059
Series 2021-B-B, 1.96%, 05/08/31	210	202
Series 2021-C-B, 3.65%, 05/08/31	100	97
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	1,593	1,541
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 4.67%, (1 Month USD LIBOR + 3.35%), 07/15/38 (i)	286	266
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 4.12%, (1 Month USD LIBOR + 2.50%), 07/25/51 (i)	287	287
Series 2021-C-1A, 5.37%, (1 Month USD LIBOR + 3.75%), 07/25/51 (i)	250	249
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	364
Recette CLO, Ltd.
Series 2015-BRR-1A, 2.46%, (3 Month USD LIBOR + 1.40%), 04/20/34 (i)	250	232
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (c) (i)	100	98
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 2.68%, (3 Month USD LIBOR + 1.50%), 07/23/29 (i)	250	243
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 2.71%, (3 Month USD LIBOR + 1.65%), 04/20/33 (i)	250	238
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 6.07%, (1 Month USD LIBOR + 4.75%), 04/15/24 (i)	2,295	2,538
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,152
Series 2021-D2-A, 3.86%, 01/15/53	670	622
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	216
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	178
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	91
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 3.25%, (1 Month USD LIBOR + 1.92%), 07/17/23 (i)	501	466
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-F-MFP, REMIC, 3.50%, (1 Month USD LIBOR + 2.62%), 11/15/23 (i)	1,503	1,386
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 3.94%, (1 Month USD LIBOR + 2.62%), 11/17/36 (i)	700	665
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 2.16%, (3 Month USD LIBOR + 1.12%), 01/17/34 (i)	250	243
TICP CLO XII Ltd
Series 2018-BR-12A, 2.69%, (3 Month USD LIBOR + 1.65%), 07/17/34 (i)	250	236
TPGI Trust 2021-DGWD
Series 2021-F-DGWD, 3.56%, (1 Month USD LIBOR + 3.00%), 06/15/26 (i)	551	519
Trestles CLO III Ltd
Series 2020-A1-3A, 2.39%, (3 Month USD LIBOR + 1.33%), 01/20/33 (i)	380	371
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 3.18%, (3 Month USD LIBOR + 2.00%), 01/25/34 (i)	250	237
Series 2020-C-14A, 4.18%, (3 Month USD LIBOR + 3.00%), 01/25/34 (i)	257	246
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	162
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.19%, 09/12/22 (i)	286	285
Upstart Pass-Through Trust Series
Series 2021-A-ST5, 2.00%, 07/20/27	91	88
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (i)	325	284
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 2.10%, (3 Month USD LIBOR + 1.04%), 04/20/34 (i)	150	144
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 1.67%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (i)	250	240
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (i)	500	482
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (i)	507	455
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (i)	212	192

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (i)	332	315
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.00%, 07/17/53 (i)	5,132	572
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.68%, 04/17/54 (i)	2,882	274
Whitebox CLO II Ltd
Series 2020-A1R-2A, 2.40%, (3 Month USD LIBOR + 1.22%), 10/24/34 (i)	213	206
Total Non-U.S. Government Agency Asset-Backed Securities (cost $147,078)		135,833
GOVERNMENT AND AGENCY OBLIGATIONS 2.7%
Sovereign 1.3%
Canada, Government of
0.25%, 03/01/26, CAD	22,169	15,543
Estado Espanol
3.45%, 07/30/66, EUR	4,516	4,945
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (l)	90,281	13,472
Presidencia De La Nacion
1.00%, 07/09/29	573	129
0.50%, 07/09/30 (o)	5,456	1,248
1.13%, 07/09/35 (o)	6,725	1,437
2.00%, 01/09/38 (o)	2,278	641
Republik Osterreich
2.10%, 09/20/17, EUR (g)	2,413	2,098
		39,513
U.S. Treasury Bond 0.9%
Treasury, United States Department of
1.75%, 08/15/41 (d)	7,659	5,825
2.38%, 02/15/42	4,860	4,120
2.25%, 02/15/52 (d)	23,752	19,543
		29,488
U.S. Treasury Note 0.3%
Treasury, United States Department of
1.88%, 02/15/32 (d)	10,299	9,328
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 4.03%, (SOFR 30-Day Average + 3.10%), 10/25/41 (i)	617	533
Series 2022-1B1-R01, REMIC, 4.08%, (SOFR 30-Day Average + 3.15%), 12/26/41 (i)	284	246
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 4.33%, (SOFR 30-Day Average + 3.40%), 01/25/32 (i)	331	280
Series 2021-B1-HQA1, REMIC, 3.93%, (SOFR 30-Day Average + 3.00%), 08/25/33 (i)	644	490
Series 2021-B1-DNA2, REMIC, 4.33%, (SOFR 30-Day Average + 3.40%), 08/25/33 (i)	372	312
Series 2021-B2-HQA1, REMIC, 5.93%, (SOFR 30-Day Average + 5.00%), 08/25/33 (i)	289	214
Series 2021-B1-DNA3, REMIC, 4.43%, (SOFR 30-Day Average + 3.50%), 10/25/33 (i)	858	714
Series 2021-B1-DNA7, REMIC, 4.58%, (SOFR 30-Day Average + 3.65%), 11/25/41 (i)	1,040	890
		3,679
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (i)	9,318	396
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (i)	1,350	105
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (i)	5,629	526
Interest Only, Series X1-K109, REMIC, 1.70%, 04/25/30 (i)	2,394	234
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (i)	1,393	144
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (i)	1,216	109
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (i)	7,757	517
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.87%, 09/25/30 (i)	293	296
		2,327
Total Government And Agency Obligations (cost $107,085)		84,335
INVESTMENT COMPANIES 1.5%
Health Care Select Sector SPDR Fund (a)	30	3,861
Industrial Select Sector SPDR Fund (a)	19	1,646
Invesco Municipal Opportunity Trust	33	338
Invesco Municipal Trust	32	330
Invesco QQQ Trust - Series 1 (a)	24	6,699
Invesco Quality Municipal Income Trust	32	329
Invesco Trust for Investment Grade Municipals	33	344
Invesco Value Municipal Income Trust	27	351
iShares China Large-Cap ETF (p)	56	1,909
iShares iBoxx USD High Yield Corporate Bond ETF (a) (p)	2	134
iShares Latin America 40 ETF (a) (p)	58	1,311
iShares MSCI Brazil Capped ETF (a) (p)	68	1,853
iShares MSCI China ETF (a) (p)	84	4,704
iShares MSCI Emerging Markets ETF (p)	8	339
iShares Nasdaq Biotechnology Index Fund (a) (p)	3	364
KraneShares Bosera MSCI China A 50 Connect Index ETF - Class A (a)	26	998
KraneShares CSI China Internet ETF	186	6,104
Nuveen Municipal Value Fund	50	450
SPDR Bloomberg Barclays High Yield Bond ETF (a)	40	3,655
SPDR Gold Trust ETF (a)	48	8,160
United States Oil Fund, LP (a)	33	2,643
VanEck Vectors Semiconductor ETF (a)	5	937
Total Investment Companies (cost $51,318)		47,459
SENIOR FLOATING RATE INSTRUMENTS 1.3%
Consumer Discretionary 0.6%
ACProducts, Inc.
2021 Term Loan B, 4.75%, (6 Month USD LIBOR + 4.25%), 05/17/28 (i)	897	691
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 6.26%, (1 Month USD LIBOR + 4.75%), 02/01/26 (i)	1,391	1,252
American Auto Auctin Group, LLC
Term Loan , 5.90%, (SOFR + 5.00%), 01/27/28 (i)	1,715	1,599
Babilou Family
Term Loan, 4.00%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (i)	4,036	3,902
Constellation Automotive Ltd
Term Loan , 7.94%, (SONIA + 7.50%), 07/16/29, GBP (i)	636	689
ECL Entertainment, LLC
Term Loan, 8.56%, (3 Month USD LIBOR + 7.50%), 03/31/28 (i)	1,009	983
Emerald Technologies AcquisitionCo., Inc.
Term Loan , 7.25%, (SOFR + 6.25%), 02/03/29 (i)	681	654
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.37%, (1 Month USD LIBOR + 1.75%), 10/25/23 (i)	2,923	2,804
J&J Ventures Gaming, LLC
Term Loan, 5.06%, (3 Month USD LIBOR + 4.00%), 04/07/28 (i)	645	614
Jack Ohio Finance LLC
Term Loan , 5.81%, (3 Month USD LIBOR + 4.75%), 09/30/28 (e) (i)	324	305
LBM Acquisition LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 12/08/27 (i)	2,319	1,895
Naked Juice LLC
2nd Lien Term Loan, 6.75%, (SOFR + 6.00%), 01/25/30 (e) (i)	82	74
Springs Windows Fashions, LLC
2021 Term Loan B, 5.60%, (1 Month USD LIBOR + 4.00%), 12/31/24 (i)	374	306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
The Enterprise Development Authority
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/19/28 (i)	1,895	1,802
		17,570
Communication Services 0.2%
DirecTV Financing, LLC
Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 07/22/27 (i)	920	844
Frontier Communications Corp.
2021 DIP Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 10/08/27 (i)	328	306
Metronet Systems Holdings, LLC
Term Loan , 4.66%, (3 Month USD LIBOR + 3.75%), 05/26/28 (i)	76	70
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (i)	6,053	5,618
		6,838
Industrials 0.2%
Altar Bidco, Inc.
Term Loan , 5.51%, (SOFR + 3.35%), 11/09/28 (i)	1,280	1,174
Dun & Bradstreet Corporation (The)
Term Loan, 4.87%, (1 Month USD LIBOR + 3.25%), 02/01/26 (i)	440	414
Hydrofarm Holdings Group, Inc.
Term Loan , 6.56%, (3 Month USD LIBOR + 5.50%), 10/21/28 (e) (i)	410	377
OVG Business Services
Term Loan , 7.25%, (3 Month USD LIBOR + 6.25%), 10/13/28 (i)	1,101	1,032
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 4.31%, (3 Month USD LIBOR + 3.25%), 03/02/28 (i)	1,582	1,480
Vaco Holdings, LLC
2022 Term Loan, 5.80%, (SOFR + 5.00%), 01/07/29 (i)	672	644
		5,121
Information Technology 0.1%
Avaya, Inc.
Term Loan , 0.00%, (SOFR + 10.00%), 12/15/27 (e) (i) (q)	190	172
2021 Term Loan B2, 5.32%, (1 Month USD LIBOR + 4.00%), 12/15/27 (i)	45	34
2020 Term Loan B, 5.57%, (1 Month USD LIBOR + 4.25%), 12/15/27 (i)	651	488
GoTo Group, Inc.
Term Loan B, 6.35%, (1 Month USD LIBOR + 4.75%), 08/31/27 (i)	437	331
Informatica LLC
2021 USD Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 10/13/28 (i)	1,354	1,282
LogMeIn, Inc.
Term Loan B, 6.35%, (1 Month USD LIBOR + 4.75%), 08/31/27 (i)	1,529	1,158
Maverick Gaming LLC
Term Loan , 9.07%, (3 Month USD LIBOR + 7.50%), 08/17/26 (i)	540	492
Signal Parent, Inc
Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/24/28 (i)	658	503
		4,460
Consumer Staples 0.1%
City Brewing Company, LLC
Closing Date Term Loan, 4.47%, (3 Month USD LIBOR + 3.50%), 03/30/28 (i)	416	368
KIK Custom Products
Term Loan , 7.65%, (SOFR + 6.00%), 12/22/26 (i)	297	290
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (i)	3,547	3,488
Sovos Brands Intermediate, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 06/02/28 (i)	192	181
		4,327
Health Care 0.1%
Change Healthcare Holdings LLC
2017 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (i)	341	333
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 04/22/28 (i)	1,127	1,073
		1,406
Materials 0.0%
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 03/16/27 (i)	895	797
SP DRI Meger Corp
Term Loan , 6.31%, (3 Month USD LIBOR + 5.25%), 12/15/28 (i)	561	489
		1,286
Financials 0.0%
DS Parent Inc.
Term Loan , 6.76%, (3 Month USD LIBOR + 5.75%), 12/07/27 (i)	876	838
Total Senior Floating Rate Instruments (cost $47,422)		41,846
PREFERRED STOCKS 0.6%
Communication Services 0.2%
T-Mobile US, Inc., 5.25%, 06/01/23 (g) (h)	5	6,024
Health Care 0.2%
Becton, Dickinson and Company, 6.00%, 06/01/23 (h)	77	3,824
Boston Scientific Corporation, 5.50%, 06/01/23 (h)	14	1,380
Roche Holding AG	2	767
		5,971
Consumer Discretionary 0.2%
Aptiv PLC, 5.50%, 06/15/23 (h)	21	2,170
Porsche Automobil Holding SE (h)	14	958
Volkswagen AG (h)	9	1,163
		4,291
Financials 0.0%
Wells Fargo & Company, 7.50% (h) (j)	1	1,085
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (h)	94	500
Consumer Staples 0.0%
Henkel AG & Co. KGaA (h)	2	131
Materials 0.0%
Fuchs Petrolub SE	1	27
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	42	69
		96
Total Preferred Stocks (cost $18,299)		18,098
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII	96	2,576
Total Trust Preferreds (cost $2,631)		2,576
WARRANTS 0.0%
Altus Power, Inc. (b)	11	14
Cano Health, Inc. (b)	41	28
Compagnie Financiere Richemont SA (b)	1	—
Evgo Inc. (b)	23	29
Genius Sports Limited (b)	24	11
Gores Holdings VIII, Inc. (b)	8	4
Hedosophia European Growth (b) (e)	40	5
Highland Transcend Partners I Corp. (b)	33	4
Hippo Holdings Inc. (b)	20	4
Innovid Corporation (b)	8	1
Latch, Inc. (b)	53	6
Offerpad Solutions Inc. (b)	35	9
Sarcos Technology And Robotics Corporation (b)	121	66
TPG Pace Beneficial Finance Corp. (b)	10	3
Volta Inc. (b)	24	7
Total Warrants (cost $935)		191

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 31.7%
Investment Companies 23.3%
JNL Government Money Market Fund, 1.02% (p) (r)	736,096	736,096
Treasury Securities 7.4%
Cabinet Office, Government of Japan
-0.15%, 07/25/22, JPY (s)	4,359,600	32,134
-0.11%, 08/22/22, JPY (s)	9,686,350	71,406
-0.09%, 09/05/22, JPY (s)	4,077,900	30,063
-0.10%, 09/26/22, JPY (s)	13,669,000	100,778
		234,381
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 1.41% (p) (r)	33,315	33,315
Total Short Term Investments (cost $1,009,330)		1,003,792
Total Investments 99.0% (cost $3,290,876)		3,131,892
Total Securities Sold Short 0.0% (proceeds $872)		(997)
Total Purchased Options 0.4% (cost $20,750)		12,948
Other Derivative Instruments (0.6)%		(18,270)
Other Assets and Liabilities, Net 1.2%		36,705
Total Net Assets 100.0%		3,162,278

(a) All or a portion of the security was on loan as of June 30, 2022.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) All or a portion of the security is subject to a written call option.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $77,041 and 2.4% of the Fund.

(h) Convertible security.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(p) Investment in affiliate.

(q) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

(s) The coupon rate represents the yield to maturity.

Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.0%)
COMMON STOCKS (0.0%)
Consumer Staples (0.0%)
JM Smucker Co. (8)	(997)
Total Common Stocks (proceeds $872)	(997)
Total Securities Sold Short (0.0%) (proceeds $872)	(997)

Summary of Investments by Country^	Total Long Term Investments
United States of America	61.7%
Japan	11.2
United Kingdom	3.6
Germany	3.5
China	3.2
Netherlands	2.7
France	2.5
Canada	2.4
Switzerland	1.6
South Korea	0.8
Spain	0.7
Taiwan	0.7
Brazil	0.7
Australia	0.6
Sweden	0.6
Italy	0.6
Cayman Islands	0.6
Israel	0.5
Hong Kong	0.4
Denmark	0.3
Luxembourg	0.3
Jersey	0.2
Ireland	0.2
Argentina	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Summary of Investments by Country^	Total Long Term Investments
Austria	0.1
Norway	0.1
Chile	—
Mexico	—
Finland	—
India	—
South Africa	—
Belgium	—
Poland	—
Singapore	—
Saudi Arabia	—
Turkey	—
United Arab Emirates	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	2,597	—	459	8	(197)	(32)	1,909	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	159	6,161	6,015	3	(167)	(4)	134	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	—	23,125	23,367	—	242	—	—	—
iShares Latin America 40 ETF	1,364	—	—	64	—	(53)	1,311	—
iShares MSCI Brazil Capped ETF	1,899	—	—	—	—	(46)	1,853	0.1
iShares MSCI China ETF	—	5,328	—	26	—	(624)	4,704	0.1
iShares MSCI Emerging Markets ETF	413	—	—	—	—	(74)	339	—
iShares Nasdaq Biotechnology Index Fund	472	—	—	1	—	(108)	364	—
iShares Russell 2000 ETF	—	11,730	12,431	—	701	—	—	—
iShares S&P 500 Value ETF	4,817	—	4,569	—	728	(976)	—	—
	11,721	46,344	46,841	102	1,307	(1,917)	10,614	0.3

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	07/25/19	4,117	6,691	0.2
Alibaba Group Holding Limited	11/11/20	6,510	3,905	0.1
Baidu, Inc. - Class A	06/09/22	308	300	—
Boparan Finance PLC, 7.63%, 11/30/25	10/12/21	2,150	1,585	0.1
Cellnex Telecom, S.A.	10/28/19	11,777	11,195	0.4
China Feihe Limited	02/14/22	266	242	—
China Literature Limited	05/05/22	22	26	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.60%, 04/15/33	07/07/20	112	95	—
Dali Foods Group Company Limited	07/23/19	39	34	—
Ganfeng Lithium Co., Ltd. - Class H	09/22/20	1,621	2,459	0.1
Grand Round, Inc.	03/31/15	1,774	883	—
Haidilao International Holding Ltd.	01/31/20	998	554	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	511	464	—
Hapvida Participacoes E Investimentos Ltda	04/11/22	156	111	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	113	101	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	112	101	—
Hygeia Healthcare Holdings Co., Limited	07/30/21	1,066	853	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	07/08/21	2,475	1,908	0.1
Jinxin Fertility Group Limited	07/30/21	1,200	639	—
KME AG, 6.75%, 02/01/23	03/03/21	706	616	—
Kumba Iron Ore Ltd	11/17/20	378	335	—
Lookout, Inc.	09/19/14	3,242	2,477	0.1
Lookout, Inc.	03/04/15	237	181	—
Meituan Dianping - Class B	02/08/22	1,390	1,207	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Microport Cardioflow Medtech Corporation	07/30/21	1,764	792	—
Ming Yuan Cloud Group Holdings Limited	11/17/20	449	226	—
Nongfu Spring Co., Ltd. - Class H	09/21/21	338	348	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	115	102	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	102	—
Pharmaron Beijing Co., Ltd. - Class H	01/11/22	297	373	—
Quintis Limited	11/03/17	1,905	282	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	6	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	98	—
Samsonite International S.A.	02/17/22	105	99	—
TE Connectivity Ltd.	06/29/21	12,908	9,976	0.3
VAT Group AG	06/14/22	78	77	—
WH Group Limited	02/17/22	135	157	—
Wuxi Biologics Cayman Inc	02/03/21	1,541	1,049	0.1
Zalando SE	06/14/22	39	36	—
		61,786	50,685	1.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
DAX Index	7	September 2022	EUR	2,328	(41)	(98)
Euro BOBL	128	September 2022	EUR	15,663	134	244
Euro Schatz	567	September 2022	AUD	67,360	126	44
FTSE 100 Index	67	September 2022	GBP	4,803	(113)	(40)
FTSE/MIB Index	18	September 2022	EUR	1,962	(50)	(56)
Italy Government BTP Bond	197	September 2022	EUR	24,192	169	57
MSCI Emerging Markets Index	92	September 2022		4,616	(22)	(4)
NASDAQ 100 Stock Index	39	September 2022		9,238	(170)	(245)
NIFTY 50 Index	153	July 2022		4,856	(13)	(44)
Russell 2000 Index	267	September 2022		22,906	(179)	(104)
S&P/TSX 60 Index	20	September 2022	CAD	4,733	(43)	(126)
United States 10 Year Note	1,572	September 2022		187,368	1,597	(1,037)
United States 5 Year Note	3,030	October 2022		340,537	2,130	(419)
United States Long Bond	96	September 2022		13,361	162	(53)
United States Ultra Bond	483	September 2022		75,096	1,132	(548)
					4,819	(2,429)
Short Contracts
Euro Bund	(38)	September 2022	EUR	(5,411)	(71)	(255)
Euro Buxl 30 Year Bond	(37)	September 2022	EUR	(6,395)	(135)	366
Euro Schatz	(215)	September 2022	EUR	(23,225)	(75)	(253)
Euro STOXX 50 Price Index	(246)	September 2022	EUR	(8,570)	150	110
Japan 10 Year Bond	(28)	September 2022	JPY	(4,175,290)	4	103
Long Gilt	(44)	September 2022	GBP	(5,162)	(58)	186
Nikkei 225 Index	(10)	September 2022	JPY	(140,771)	12	67
S&P 500 Index	(382)	September 2022		(71,745)	620	(634)
United States 10 Year Ultra Bond	(2,522)	September 2022		(322,951)	(3,350)	1,711
United States 2 Year Note	(662)	October 2022		(139,327)	(372)	296
					(3,275)	1,697

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	2	(229)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	2	(228)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	7	(393)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	7	(381)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	13	(390)
28-Day MEXIBOR (M)	Paying	6.43	(M)	08/13/26	MXN	122,344	17	(549)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	17	(538)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	14	(448)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	8	(269)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	13	(405)
3M LIBOR (Q)	Receiving	0.53	(Q)	06/06/24		32,103	(74)	1,615
6M EURIBOR (S)	Receiving	0.02	(S)	08/26/31	EUR	15,924	(196)	3,093
U.S. SOFR (A)	Receiving	2.00	(A)	02/17/25		23,094	(65)	423
U.S. SOFR (A)	Receiving	2.72	(A)	05/02/25		280,478	(984)	1,312
U.S. SOFR (A)	Receiving	2.58	(A)	05/24/32		24,398	(235)	471
U.S. SOFR (A)	Receiving	2.60	(A)	05/26/32		4,088	(39)	68
U.S. SOFR (A)	Receiving	2.61	(A)	05/02/42		3,074	(34)	103
U.S. SOFR (A)	Receiving	2.43	(A)	05/02/52		92,115	(1,143)	4,227
U.S. SOFR (A)	Paying	2.65	(A)	05/02/24		242,228	463	(1,660)
U.S. SOFR (A)	Paying	2.67	(A)	05/02/27		10,963	68	(47)
U.S. SOFR (A)	Paying	2.65	(A)	05/02/32		129,669	1,249	(1,690)
							(890)	4,085

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	25	8	303

Credit default swap agreements - sell protection
CDX.NA.HY.37.V2 (Credit rating^: BB) (Q)	N/A	5.00	12/20/26	(29,973)	(413)	(25)	(2,610)
CDX.NA.HY.38.V2 (Credit rating^: BB) (Q)	N/A	5.00	06/20/27	(27,183)	(794)	(39)	(238)
ITRAXX.EUR.XO.34.V2 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/25	(2,838)	7	1	(355)
ITRAXX.EUR.XO.35 (Credit rating^: BB-) (Q)	N/A	5.00	06/20/26	(7,955)	(82)	1	(1,125)
ITRAXX.EUR.XO.36 (Credit rating^: BBB+) (Q)	N/A	5.00	12/20/26	(15,156)	(289)	10	(2,224)
					(1,571)	(52)	(6,552)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Sep. 2022	Call	118.00	07/22/22	480	592
United States 10 Year Note Future, Sep. 2022	Put	115.00	08/26/22	376	164
					756
Options on Securities
Abbott Laboratories	Call	125.00	01/20/23	167	48
Adobe Inc.	Call	480.00	01/20/23	30	31
Alcoa Corporation	Call	100.00	07/15/22	336	—
Alibaba Group Holding Limited	Put	85.00	07/15/22	321	7
Align Technology, Inc.	Call	290.00	01/20/23	43	86
Ally Financial Inc.	Put	20.00	12/16/22	79	4
Alphabet Inc.	Call	2,400.00	07/15/22	8	8
Alphabet Inc.	Call	2,200.00	07/15/22	24	151
Alphabet Inc.	Call	2,500.00	01/20/23	14	169
Apple Inc.	Put	130.00	08/19/22	783	391
Booking Holdings Inc.	Call	2,600.00	01/20/23	10	32
CF Industries Holdings, Inc.	Call	115.00	08/19/22	74	5
CommScope Holding Company, Inc.	Put	6.00	07/15/22	87	3
ConocoPhillips	Put	90.00	08/19/22	339	246
ConocoPhillips	Put	90.00	01/20/23	155	201
Consumer Staples Select Sector SPDR Fund	Put	68.00	07/15/22	3,433	60
Consumer Staples Select Sector SPDR Fund	Put	73.00	09/16/22	2,746	831
CSX Corporation	Call	40.00	08/19/22	670	—
Devon Energy Corporation	Call	80.00	07/15/22	644	1
Devon Energy Corporation	Call	70.00	07/15/22	367	3
Diamondback Energy, Inc.	Call	157.65	07/15/22	258	4
Dollar Tree, Inc.	Put	145.00	09/16/22	394	274
Domino's Pizza, Inc.	Call	400.00	09/16/22	37	77
Dynatrace, Inc.	Call	45.00	11/18/22	185	64
Dynatrace, Inc.	Call	45.00	01/20/23	186	81
Eli Lilly and Company	Call	320.00	08/19/22	117	237
Eli Lilly and Company	Call	330.00	10/21/22	40	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Eli Lilly and Company	Call	340.00	01/20/23	58	145
Eli Lilly and Company	Call	320.00	01/20/23	58	202
Energy Select Sector SPDR Fund	Put	65.00	01/20/23	386	224
EQT Corporation	Put	35.00	01/20/23	386	268
Exxon Mobil Corporation	Put	100.00	09/16/22	211	358
Exxon Mobil Corporation	Put	80.00	01/20/23	174	129
FedEx Corporation	Put	210.00	08/19/22	259	170
Ford Motor Company	Put	10.00	07/15/22	288	3
Ford Motor Company	Put	10.00	09/16/22	94	6
Ford Motor Company	Put	8.00	12/16/22	139	6
Generac Holdings Inc.	Call	300.00	08/19/22	58	9
Generac Holdings Inc.	Call	280.00	11/18/22	78	78
General Motors Company	Call	45.00	09/16/22	702	11
General Motors Company	Call	38.00	09/16/22	366	31
Halliburton Company	Call	39.00	08/19/22	450	24
Humana Inc.	Call	500.00	01/20/23	28	84
Intuit Inc.	Call	390.00	07/15/22	45	46
Intuit Inc.	Call	450.00	01/20/23	31	74
Invesco DB Agriculture Fund	Call	23.00	10/21/22	803	29
Invesco QQQ Trust	Call	325.00	07/15/22	502	5
Invesco QQQ Trust	Call	320.00	07/15/22	182	3
Invesco QQQ Trust	Call	315.00	07/15/22	121	3
Invesco Senior Loan ETF	Put	20.00	07/15/22	127	3
Invesco Senior Loan ETF	Put	19.00	09/16/22	142	4
iShares China Large-Cap ETF	Put	32.00	07/15/22	2,509	90
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.00	07/15/22	62	6
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	07/15/22	155	9
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	109.00	07/15/22	1,133	87
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	108.00	08/19/22	1,275	172
iShares MSCI EAFE ETF	Put	51.00	08/19/22	191	5
iShares Russell 2000 ETF	Put	166.00	07/01/22	217	9
iShares Russell 2000 ETF	Put	175.00	07/15/22	674	516
iShares Russell 2000 ETF	Put	150.00	07/15/22	103	4
iShares Russell 2000 ETF	Put	165.00	07/15/22	242	66
Kraft Foods Group, Inc.	Put	35.00	07/15/22	2,340	30
Marathon Oil Corporation	Call	33.00	07/15/22	664	1
Marathon Oil Corporation	Call	30.00	07/15/22	633	3
Marathon Oil Corporation	Call	27.00	07/15/22	694	10
Micron Technology, Inc.	Put	67.50	07/15/22	218	270
MOS Holdings Inc.	Call	70.00	09/16/22	134	8
Netflix, Inc.	Put	150.00	07/15/22	59	8
NIKE, Inc.	Call	135.00	01/20/23	156	30
Northrop Grumman Corporation	Call	500.00	08/19/22	58	72
Occidental Petroleum Corporation	Call	75.00	07/15/22	67	1
Occidental Petroleum Corporation	Call	70.00	07/15/22	279	9
Otis Worldwide Corporation	Call	85.00	01/20/23	194	29
Pioneer Natural Resources Company	Put	210.00	01/20/23	68	192
Pitney Bowes Inc.	Put	4.00	07/15/22	73	3
Raymond James Financial, Inc.	Call	100.00	07/15/22	170	12
Sabre Corporation	Put	5.00	08/19/22	74	3
Sabre Corporation	Put	6.00	10/21/22	6	1
Sabre Corporation	Put	5.00	10/21/22	44	3
Salesforce, Inc.	Call	210.00	01/20/23	102	68
Salesforce, Inc.	Call	200.00	01/20/23	102	92
SAP SE	Call	100.00	12/16/22	116	50
Seagate Technology Holdings Public Limited Company	Put	60.00	07/15/22	86	2
ServiceNow, Inc.	Call	550.00	01/20/23	35	142
SPDR EURO STOXX 50 ETF	Put	32.00	07/15/22	148	2
SPDR S&P 500 ETF	Call	450.00	08/19/22	212	3
SPDR S&P 500 ETF	Call	430.00	01/20/23	431	295
SPDR S&P 500 ETF	Put	360.00	07/15/22	76	22
SPDR S&P 500 ETF	Put	350.00	12/16/22	584	928
SPDR S&P Biotech ETF	Call	80.00	08/19/22	393	119
The Clorox Company	Put	120.00	07/15/22	276	7
The Coca-Cola Company	Put	60.00	07/15/22	786	28
The Coca-Cola Company	Put	57.50	07/15/22	983	17
The Kroger Co.	Put	45.00	08/19/22	1,755	250
The Procter & Gamble Company	Put	130.00	07/15/22	474	13
The Procter & Gamble Company	Put	135.00	08/19/22	316	85
The Sherwin-Williams Company	Put	240.00	09/16/22	42	93
United States Steel Corporation	Put	17.00	07/15/22	213	13
Valero Energy Corporation	Put	105.00	01/20/23	135	209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
VanEck Semiconductor ETF	Put	185.00	07/15/22	67	11
VanEck Semiconductor ETF	Put	180.00	07/15/22	67	7
Western Digital Corporation	Call	80.00	07/15/22	103	—
Western Digital Corporation	Call	75.00	07/15/22	199	—
Xerox Holdings Corporation	Call	30.00	07/15/22	58	—
Xerox Holdings Corporation	Put	13.00	08/19/22	107	4
XPO Logistics, Inc.	Call	57.50	01/20/23	130	51
					9,174

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/CNH Spot Rate	MLP	Call	Up-and-out	CNH	7.13	CNH	6.83	07/01/22	15,410,363	—
USD/CNH Spot Rate	MLP	Put	One-touch	CNH	7.13	CNH	7.13	07/01/22	379,095	—
USD/JPY Spot Rate	HSB	Put	One-touch	JPY	118.00	JPY	118.00	08/24/22	380,522	9
										9

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	CGM	Put		94.00	07/20/22		1,935,000	8
CDX.NA.HY.38.V2, 06/20/27	CIT	Put		91.00	08/17/22		1,335,000	8
CDX.NA.HY.38.V2, 06/20/27	DUB	Put		95.00	07/20/22		1,940,000	12
CDX.NA.HY.38.V2, 06/20/27	GSC	Put		93.00	07/20/22		1,605,000	5
								33
Foreign Currency Options
USD/CNH Spot Rate	BOA	Call	CNH	7.00	07/14/22		13,153,291	—
USD/CNH Spot Rate	JPM	Call	CNH	6.70	07/21/22		15,123,917	73
EUR/CHF Spot Rate	JPM	Put	CHF	0.99	07/29/22	EUR	18,904,897	106
EUR/CHF Spot Rate	JPM	Put	CHF	1.00	07/21/22	EUR	18,904,897	155
EUR/USD Spot Rate	JPM	Put		1.01	07/11/22	EUR	23,403,173	7
EUR/USD Spot Rate	MLP	Put		1.03	07/11/22	EUR	23,403,173	41
EUR/USD Spot Rate	MSC	Put		1.03	08/12/22	EUR	53,027,803	354
USD/JPY Spot Rate	RBC	Put	JPY	130.00	09/08/22		23,112,572	224
								960
Interest Rate Swaptions
3M LIBOR, 07/07/52	CIT	Call		1.52	07/05/22		16,403,628	—
3M LIBOR, 07/08/52	DUB	Call		1.55	07/06/22		6,933,234	—
3M LIBOR, 03/20/24	MSC	Call		0.80	03/16/23		214,206,461	39
3M LIBOR, 07/07/27	MSC	Put		2.91	07/05/22		40,585,940	24
6M British Bankers' Association Yen LIBOR, 08/10/32	BNP	Put		0.42	08/08/22	JPY	2,366,610,282	135
6M EURIBOR, 04/03/24	GSC	Put		2.47	04/03/23	GBP	80,059,989	684
								882
Options on Securities
Amazon.com, Inc.	JPM	Call		115.00	07/15/22		160	16
COMMERZBANK Aktiengesellschaft	MSC	Call	EUR	9.00	12/16/22		742	18
Compagnie Financiere Richemont SA	MSC	Call	CHF	130.00	07/15/22		179	—
EssilorLuxottica	JPM	Call	EUR	200.00	09/16/22		11,665	1
Glencore PLC	GSC	Call	GBP	5.80	01/20/23		186	29
LVMH Moet Hennessy Louis Vuitton	UBS	Call	EUR	640.00	12/16/22		29	76
Mercedes-Benz Group AG	JPM	Call	EUR	70.00	08/19/22		313	4
Pandora A/S	CGM	Call	DKK	696.25	09/16/22		84	3
Pioneer Natural Resources Company	MSC	Call		290.00	09/16/22		40,097	116
Anglo American PLC	UBS	Put	GBP	32.00	08/19/22		77	443
BHP Group Limited	CSI	Put	GBP	22.28	08/19/22		101	144
Rio Tinto PLC	UBS	Put	GBP	52.00	08/19/22		35	284
								1,134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Sep. 2022	Call	120.00	07/22/22	480	(188)
United States 10 Year Note Future, Sep. 2022	Put	113.00	08/26/22	752	(141)
					(329)
Options on Securities
Abbott Laboratories	Put	105.00	01/20/23	167	(124)
AbbVie Inc.	Call	165.00	01/20/23	175	(120)
Adobe Inc.	Put	400.00	01/20/23	30	(181)
Albemarle Corporation	Put	180.00	09/16/22	157	(155)
Alcoa Corporation	Call	70.00	07/15/22	172	(1)
Alcoa Corporation	Put	45.00	07/15/22	172	(40)
Alibaba Group Holding Limited	Put	70.00	07/15/22	482	(2)
Align Technology, Inc.	Put	230.00	01/20/23	43	(154)
Alphabet Inc.	Call	2,500.00	08/19/22	16	(50)
Alphabet Inc.	Put	2,100.00	07/15/22	8	(29)
Alphabet Inc.	Put	2,000.00	07/15/22	8	(14)
Alphabet Inc.	Put	1,800.00	07/15/22	16	(6)
Alphabet Inc.	Put	1,900.00	08/19/22	27	(115)
Alphabet Inc.	Put	1,600.00	01/20/23	19	(84)
Alphabet Inc.	Put	2,000.00	01/20/23	14	(195)
American Tower Corporation	Call	280.00	08/19/22	65	(21)
Apple Inc.	Put	125.00	07/15/22	161	(14)
Apple Inc.	Put	120.00	08/19/22	314	(81)
Apple Inc.	Put	115.00	08/19/22	1,205	(194)
Apple Inc.	Put	100.00	01/20/23	283	(88)
Applied Materials, Inc.	Call	105.00	08/19/22	64	(13)
Archer-Daniels-Midland Company	Call	80.00	08/19/22	115	(33)
Bank of America Corporation	Call	35.00	08/19/22	539	(21)
Booking Holdings Inc.	Put	2,000.00	01/20/23	10	(368)
Boston Scientific Corporation	Call	42.00	08/19/22	365	(17)
CF Industries Holdings, Inc.	Call	95.00	08/19/22	141	(51)
Comcast Corporation	Call	42.50	08/19/22	205	(12)
ConocoPhillips	Call	120.00	08/19/22	1,021	(40)
ConocoPhillips	Call	105.00	08/19/22	274	(46)
ConocoPhillips	Call	125.00	01/20/23	155	(45)
ConocoPhillips	Put	75.00	08/19/22	339	(74)
Consumer Staples Select Sector SPDR Fund	Put	63.00	07/15/22	3,433	(14)
Consumer Staples Select Sector SPDR Fund	Put	66.00	09/16/22	2,746	(264)
Costco Wholesale Corporation	Call	510.00	08/19/22	27	(26)
CrowdStrike Holdings, Inc.	Put	110.00	09/16/22	49	(15)
CSX Corporation	Put	30.00	08/19/22	670	(121)
Dollar Tree, Inc.	Put	125.00	09/16/22	394	(106)
Domino's Pizza, Inc.	Put	300.00	09/16/22	37	(14)
Dynatrace, Inc.	Put	35.00	11/18/22	185	(62)
Dynatrace, Inc.	Put	35.00	01/20/23	186	(74)
Eli Lilly and Company	Put	260.00	08/19/22	117	(21)
Eli Lilly and Company	Put	260.00	10/21/22	40	(20)
Eli Lilly and Company	Put	280.00	01/20/23	58	(82)
Eli Lilly and Company	Put	260.00	01/20/23	58	(56)
Energy Select Sector SPDR Fund	Put	75.00	09/16/22	195	(143)
EQT Corporation	Call	41.00	08/19/22	375	(51)
EQT Corporation	Call	50.00	01/20/23	386	(95)
Exxon Mobil Corporation	Call	105.00	08/19/22	134	(7)
Exxon Mobil Corporation	Call	115.00	09/16/22	211	(8)
Exxon Mobil Corporation	Call	110.00	01/20/23	174	(43)
Exxon Mobil Corporation	Put	90.00	09/16/22	211	(198)
FedEx Corporation	Put	180.00	08/19/22	259	(45)
Fortinet, Inc.	Put	42.00	09/16/22	130	(12)
Fortive Corporation	Call	60.00	08/19/22	253	(17)
Freeport-McMoRan Inc.	Put	32.00	07/15/22	452	(149)
Generac Holdings Inc.	Put	220.00	08/19/22	58	(149)
Generac Holdings Inc.	Put	200.00	11/18/22	78	(197)
General Motors Company	Call	52.50	09/16/22	702	(2)
General Motors Company	Put	32.00	09/16/22	702	(211)
General Motors Company	Put	30.00	09/16/22	366	(76)
Halliburton Company	Put	30.00	08/19/22	450	(94)
Humana Inc.	Put	390.00	01/20/23	28	(46)
Intuit Inc.	Put	370.00	01/20/23	31	(123)
Invesco DB Agriculture Fund	Call	27.00	10/21/22	803	(6)
Invesco DB Agriculture Fund	Put	19.00	10/21/22	803	(32)
Invesco QQQ Trust	Call	340.00	07/15/22	502	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Invesco QQQ Trust	Put	265.00	07/15/22	182	(54)
Invesco QQQ Trust	Put	260.00	07/15/22	121	(25)
iShares China Large-Cap ETF	Put	29.00	07/15/22	2,509	(13)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	07/15/22	1,178	(442)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	67.00	07/15/22	217	(2)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	08/19/22	774	(112)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	105.00	07/15/22	1,133	(11)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	103.00	08/19/22	1,275	(57)
iShares Russell 2000 ETF	Put	161.00	07/01/22	217	(1)
iShares Russell 2000 ETF	Put	145.00	07/15/22	70	(1)
iShares Russell 2000 ETF	Put	130.00	07/15/22	103	(1)
Kraft Foods Group, Inc.	Put	32.50	07/15/22	2,340	(11)
Legacy Vulcan Corp.	Call	160.00	08/19/22	79	(17)
LyondellBasell Industries N.V.	Call	124.80	01/20/23	238	(15)
MasterCard Incorporated	Call	350.00	08/19/22	62	(32)
Merck & Co., Inc.	Call	100.00	01/20/23	272	(88)
Micron Technology, Inc.	Put	60.00	07/15/22	436	(253)
Microsoft Corporation	Call	280.00	08/19/22	196	(85)
Microsoft Corporation	Put	220.00	08/19/22	63	(21)
Microsoft Corporation	Put	215.00	08/19/22	177	(46)
Microsoft Corporation	Put	200.00	01/20/23	156	(98)
Morgan Stanley	Call	80.00	08/19/22	128	(29)
Netflix, Inc.	Put	125.00	07/15/22	59	(1)
Nice Ltd	Call	230.00	08/19/22	56	(8)
NIKE, Inc.	Put	95.00	07/15/22	146	(15)
NIKE, Inc.	Put	110.00	01/20/23	156	(232)
Northrop Grumman Corporation	Put	400.00	08/19/22	58	(18)
Okta, Inc.	Put	55.00	09/16/22	86	(15)
Otis Worldwide Corporation	Put	65.00	01/20/23	194	(75)
Palo Alto Networks, Inc.	Put	350.00	09/16/22	16	(9)
Pioneer Natural Resources Company	Call	295.00	09/16/22	179	(70)
Pioneer Natural Resources Company	Call	300.00	01/20/23	68	(33)
Raymond James Financial, Inc.	Put	85.00	07/15/22	170	(22)
Salesforce, Inc.	Put	160.00	01/20/23	204	(352)
SAP SE	Put	80.00	12/16/22	116	(45)
ServiceNow, Inc.	Call	550.00	08/19/22	13	(16)
ServiceNow, Inc.	Put	450.00	01/20/23	35	(184)
Sociedad Quimica Y Minera De Chile S.A.	Put	60.00	07/15/22	97	(2)
SPDR S&P 500 ETF	Put	345.00	07/15/22	76	(8)
SPDR S&P 500 ETF	Put	310.00	12/16/22	876	(663)
Splunk Inc.	Put	75.00	09/16/22	71	(31)
Starbucks Corporation	Call	80.00	08/19/22	105	(27)
TE Connectivity Ltd.	Call	125.00	08/19/22	83	(16)
The Coca-Cola Company	Put	55.00	07/15/22	786	(8)
The Coca-Cola Company	Put	52.50	07/15/22	983	(7)
The Home Depot, Inc.	Call	325.00	08/19/22	78	(8)
The Home Depot, Inc.	Call	300.00	08/19/22	47	(21)
The Home Depot, Inc.	Put	250.00	08/19/22	78	(47)
The Kroger Co.	Put	40.00	08/19/22	1,755	(70)
The Procter & Gamble Company	Put	115.00	07/15/22	474	(3)
The Procter & Gamble Company	Put	120.00	08/19/22	316	(22)
The Walt Disney Company	Call	105.00	08/19/22	91	(17)
Thermo Fisher Scientific Inc.	Call	580.00	08/19/22	21	(24)
United Parcel Service, Inc.	Call	190.00	08/19/22	88	(51)
Valero Energy Corporation	Call	125.00	08/19/22	148	(36)
Valero Energy Corporation	Call	150.00	01/20/23	135	(53)
VanEck Semiconductor ETF	Put	165.00	07/15/22	67	(2)
VanEck Semiconductor ETF	Put	160.00	07/15/22	67	(1)
Western Digital Corporation	Call	85.00	07/15/22	199	—
XPO Logistics, Inc.	Put	45.00	01/20/23	130	(72)
Zscaler, Inc.	Put	100.00	09/16/22	55	(21)
					(8,688)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	JPM	Call	103.00	09/21/22	6,168,890	(7)
CDX.NA.HY.38.V2, 06/20/27	CGM	Put	89.00	07/20/22	1,935,000	(2)
CDX.NA.HY.38.V2, 06/20/27	DUB	Put	90.00	07/20/22	1,940,000	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.HY.38.V2, 06/20/27	GSC	Put		88.00	07/20/22		1,605,000	(1)
								(12)
Foreign Currency Options
EUR/CHF Spot Rate	JPM	Put	CHF	1.00	07/21/22	EUR	18,904,897	(155)
EUR/CHF Spot Rate	JPM	Put	CHF	0.97	07/29/22	EUR	18,904,897	(35)
EUR/USD Spot Rate	MLP	Put		1.01	07/11/22	EUR	23,403,173	(7)
EUR/USD Spot Rate	MSC	Put		1.00	08/12/22	EUR	26,513,901	(61)
EUR/USD Spot Rate	MSC	Put		1.00	08/12/22	EUR	26,513,902	(50)
USD/CNH Spot Rate	JPM	Call	CNH	6.90	07/21/22		15,123,917	(4)
USD/JPY Spot Rate	RBC	Put	JPY	125.00	09/08/22		23,112,572	(96)
								(408)
Index Options
S&P 500 Index	CIT	Put		3,700.00	09/16/22		2,697	(387)

Interest Rate Swaptions
3M LIBOR, 02/17/25	MSC	Call		1.40	02/15/23		82,096,839	(94)
3M LIBOR, 03/20/24	MSC	Call		0.40	03/16/23		214,206,461	(24)
3M LIBOR, 03/20/24	MSC	Call		0.60	03/16/23		214,206,461	(30)
3M LIBOR, 05/09/33	CGM	Put		3.75	05/05/23		19,372,821	(202)
3M LIBOR, 08/19/32	CIT	Put		3.23	08/17/22		18,542,507	(72)
3M LIBOR, 09/27/32	CIT	Put		3.45	09/23/22		27,408,469	(121)
3M LIBOR, 06/27/33	CIT	Put		3.67	06/23/23		18,272,312	(234)
3M LIBOR, 08/16/32	GSC	Put		3.20	08/12/22		9,686,410	(36)
3M LIBOR, 11/28/32	GSC	Put		3.20	11/23/22		18,157,068	(234)
3M LIBOR, 03/27/33	GSC	Put		3.27	03/23/23		60,912,041	(1,060)
3M LIBOR, 03/28/33	GSC	Put		3.28	03/24/23		19,707,904	(339)
3M LIBOR, 05/15/33	GSC	Put		3.57	05/11/23		36,789,692	(487)
3M LIBOR, 08/26/32	MSC	Put		3.10	08/24/22		37,963,780	(264)
3M LIBOR, 09/02/32	MSC	Put		3.00	08/31/22		39,166,213	(403)
3M LIBOR, 10/06/27	MSC	Put		2.91	10/04/22		40,585,940	(431)
3M LIBOR, 12/12/32	MSC	Put		3.35	12/08/22		39,016,227	(415)
3M LIBOR, 02/17/25	MSC	Put		2.70	02/15/23		82,096,839	(906)
3M LIBOR, 02/17/25	MSC	Put		2.60	02/15/23		82,096,839	(994)
3M LIBOR, 04/12/33	MSC	Put		3.40	04/06/23		20,284,902	(307)
3M LIBOR, 04/20/33	MSC	Put		3.45	04/18/23		19,908,045	(296)
6M EURIBOR, 04/03/24	GSC	Put		3.22	04/03/23	GBP	160,119,978	(746)
								(7,695)
Options on Securities
Alcoa Corporation	CGM	Put		70.00	07/15/22		336	(821)
Amazon.com, Inc.	CGM	Call		125.00	08/19/22		84	(16)
Amazon.com, Inc.	CGM	Put		90.00	08/19/22		340	(92)
Amazon.com, Inc.	CGM	Put		95.00	08/19/22		360	(137)
Amazon.com, Inc.	CGM	Put		80.00	01/20/23		380	(146)
Amazon.com, Inc.	JPM	Put		85.00	09/16/22		200	(52)
Anglo American PLC	UBS	Call	GBP	41.00	08/19/22		38	(2)
Anglo American PLC	UBS	Put	GBP	28.69	08/19/22		77	(237)
BHP Group Limited	CSI	Call	GBP	28.51	08/19/22		51	(8)
BHP Group Limited	CSI	Put	GBP	19.60	08/19/22		101	(59)
COMMERZBANK Aktiengesellschaft	MSC	Put	EUR	7.20	12/16/22		742	(91)
Compagnie Financiere Richemont SA	MSC	Put	CHF	100.00	07/15/22		179	(59)
EssilorLuxottica	JPM	Call	EUR	225.00	09/16/22		11,665	—
EssilorLuxottica	JPM	Put	EUR	160.00	09/16/22		11,665	(238)
Glencore PLC	GSC	Put	GBP	4.50	01/20/23		186	(137)
LVMH Moet Hennessy Louis Vuitton	UBS	Put	EUR	520.00	12/16/22		29	(90)
Mercedes-Benz Group AG	JPM	Put	EUR	60.00	08/19/22		313	(204)
Pandora A/S	CGM	Put	DKK	550.00	09/16/22		84	(136)
Pioneer Natural Resources Company	MSC	Call		320.00	09/16/22		40,097	(110)
Pioneer Natural Resources Company	MSC	Put		230.00	09/16/22		40,097	(1,119)
Rio Tinto PLC	UBS	Call	GBP	65.90	08/19/22		17	(2)
Rio Tinto PLC	UBS	Put	GBP	46.01	08/19/22		35	(122)
								(3,878)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	07/21/22	AUD	10,290	7,103	(303)
AUD/USD	BCL	08/18/22	AUD	45,555	31,457	(472)
AUD/USD	JPM	08/18/22	AUD	7,878	5,440	(178)
AUD/USD	DUB	09/15/22	AUD	14,828	10,242	27
BRL/USD	GSC	09/15/22	BRL	59,593	11,148	(678)
CAD/USD	HSB	07/21/22	CAD	23,934	18,593	(376)
CAD/USD	DUB	09/15/22	CAD	8,408	6,533	31
CHF/USD	BOA	08/18/22	CHF	10,004	10,511	418
CHF/USD	JPM	08/18/22	CHF	37,865	39,785	1,150
CNY/USD	UBS	09/15/22	CNY	37,056	5,536	67
DKK/USD	BNP	09/15/22	DKK	735	104	(2)
DKK/USD	MSC	09/15/22	DKK	17,226	2,440	(48)
EUR/USD	JPM	07/21/22	EUR	6,940	7,280	(362)
EUR/USD	MSC	07/21/22	EUR	13,777	14,453	(718)
EUR/USD	DUB	08/18/22	EUR	15,484	16,278	(126)
EUR/USD	HSB	09/15/22	EUR	111,680	117,656	597
EUR/USD	BNP	09/21/22	EUR	2,989	3,150	5
GBP/EUR	CIT	09/15/22	EUR	(6,572)	(6,924)	58
GBP/USD	DUB	08/18/22	GBP	15,038	18,322	(355)
IDR/USD	CIT	07/21/22	IDR	55,510,510	3,725	(98)
JPY/EUR	UBS	07/21/22	EUR	(21,530)	(22,587)	(667)
JPY/USD	JPM	08/18/22	JPY	2,549,540	18,846	(836)
JPY/USD	UBS	08/18/22	JPY	3,223,556	23,829	(1,142)
JPY/USD	HSB	09/15/22	JPY	677,071	5,016	(70)
JPY/USD	MSC	09/15/22	JPY	19,409,880	143,796	(899)
JPY/USD	JPM	09/21/22	JPY	2,093,118	15,514	(361)
KRW/USD	JPM	08/24/22	KRW	16,448,269	12,681	(141)
MXN/USD	BOA	07/21/22	MXN	162,661	8,065	43
MXN/USD	UBS	09/15/22	MXN	148,020	7,260	123
NOK/CHF	BOA	08/18/22	CHF	(8,922)	(9,374)	(580)
NOK/CHF	JPM	08/18/22	CHF	(5,417)	(5,692)	(312)
NZD/USD	DUB	09/15/22	NZD	2,971	1,854	7
PLN/USD	BCL	09/15/22	PLN	7,419	1,638	(67)
SEK/USD	CIT	09/15/22	SEK	48,454	4,751	(13)
USD/BRL	HSB	09/02/22	BRL	(38,424)	(7,212)	548
USD/CNY	HSB	07/21/22	CNY	(63,179)	(9,437)	424
USD/CNY	MSC	07/21/22	CNY	(88,733)	(13,255)	579
USD/EUR	DUB	09/15/22	EUR	(7,988)	(8,415)	(18)
USD/EUR	BCL	09/21/22	EUR	(4,576)	(4,823)	6
USD/EUR	BNP	09/21/22	EUR	(3,071)	(3,236)	30
USD/GBP	HSB	08/18/22	GBP	(5,916)	(7,207)	240
USD/HKD	HSB	07/21/22	HKD	(117,845)	(15,027)	16
USD/HKD	CIT	08/18/22	HKD	(117,551)	(15,003)	1
USD/INR	CIT	09/15/22	INR	(1,153,415)	(14,521)	115
USD/JPY	HSB	07/25/22	JPY	(4,359,600)	(32,171)	1,918
USD/JPY	DUB	08/22/22	JPY	(9,686,350)	(71,623)	3,239
USD/JPY	BNP	09/06/22	JPY	(4,077,900)	(30,188)	427
USD/JPY	BCL	09/15/22	JPY	(2,772,404)	(20,539)	90
USD/JPY	MSC	09/26/22	JPY	(13,669,000)	(101,356)	575
USD/NOK	JPM	07/21/22	NOK	(78,337)	(7,956)	946
USD/SEK	BOA	09/15/22	SEK	(133,318)	(13,073)	37
ZAR/USD	HSB	09/15/22	ZAR	27,062	1,651	(13)
ZAR/USD	MSC	09/15/22	ZAR	305	19	—
					155,057	2,882

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(490)
BRAZIBOR (A)	Paying	JPM	9.54	(A)	01/02/25	BRL	48,067	—	(498)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(528)
								—	(1,516)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Bombardier Inc. (Q)	BCL	N/A	5.00	06/20/23	1,422	25	206	(181)
BorgWarner Inc. (Q)	BNP	N/A	1.00	06/20/27	210	5	3	2
Ford Motor Company (Q)	CGM	N/A	5.00	06/20/27	125	(3)	(6)	3
Ford Motor Company (Q)	CIT	N/A	5.00	06/20/27	240	(5)	(6)	1
Ford Motor Company (Q)	JPM	N/A	5.00	06/20/27	110	(3)	(7)	4
Ford Motor Company (Q)	JPM	N/A	5.00	06/20/27	150	(4)	(14)	10
Ford Motor Company (Q)	JPM	N/A	5.00	06/20/27	265	(7)	(28)	21
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/24	60	8	8	—
United States Steel Corporation (Q)	JPM	N/A	5.00	06/20/27	133	12	(9)	21
United States Steel Corporation (Q)	JPM	N/A	5.00	06/20/27	132	12	(9)	21
					2,847	40	138	(98)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AB Sagax (M)	CIT	OBFR -0.25% (M)	TBD	(4,442)	(87)	5
Aegon N.V. (M)	JPM	OBFR -0.26% (M)	TBD	(70,104)	(370)	60
Alibaba Health Information Technology Limited (M)	JPM	OBFR -0.30% (M)	TBD	(134,000)	(82)	(10)
Allkem Limited (M)	JPM	OBFR -0.25% (M)	TBD	(27,729)	(224)	26
Alstom (M)	JPM	OBFR -0.42% (M)	TBD	(9,806)	(270)	49
AMP Limited (M)	JPM	OBFR -0.25% (M)	TBD	(192,189)	(146)	19
Analog Devices, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,869)	(308)	34
Beiersdorf Aktiengesellschaft (M)	CIT	OBFR -0.26% (M)	TBD	(4,027)	(406)	(5)
Big Hit Entertainment Co., Ltd. (M)	CIT	OBFR -0.51% (M)	TBD	(1,231)	(133)	(5)
Bilibili Inc (M)	CIT	OBFR -0.30% (M)	TBD	(15,240)	(406)	16
BT Group PLC (M)	CIT	OBFR -0.25% (M)	TBD	(51,965)	(116)	(2)
Caesars Entertainment, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(3,061)	(122)	5
Capitec Bank Holdings (M)	JPM	OBFR -0.40% (M)	TBD	(1,308)	(176)	17
CarMax, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(3,673)	(332)	—
CD Projekt S.A. (M)	JPM	OBFR -1.11% (M)	TBD	(13,796)	(334)	39
Celltrion Healthcare Co. Ltd. (M)	CIT	OBFR -0.49% (M)	TBD	(6,670)	(313)	(39)
China Longyuan Power Group Corporation Limited (M)	CIT	OBFR -0.30% (M)	TBD	(64,000)	(121)	(4)
China Overseas Land & Investment Limited (M)	CIT	OBFR -0.30% (M)	TBD	(123,000)	(367)	(33)
China Southern Airlines Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(214,000)	(116)	(8)
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(211,200)	(476)	(54)
CK Asset Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(81,000)	(545)	(46)
Cognizant Technology Solutions Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(4,368)	(319)	24
Coinbase Global, Inc. (M)	CIT	OBFR -5.07% (M)	TBD	(1,035)	(54)	5
Coterra Energy Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(7,852)	(281)	79
Country Garden Holdings Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(723,718)	(428)	(31)
Delivery Hero SE (M)	JPM	OBFR -0.27% (M)	TBD	(7,478)	(320)	40
Dish Network Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(33,455)	(695)	96
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(1,580)	(369)	(18)
Dollar Tree, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(3,561)	(574)	19
DXC Technology Company (M)	JPM	OBFR -0.15% (M)	TBD	(16,300)	(553)	59
Fastighets AB Balder (M)	CIT	OBFR -0.25% (M)	TBD	(15,558)	(83)	9
Ferrovial, S.A. (M)	CIT	OBFR -0.26% (M)	TBD	(5,299)	(131)	(4)
Fiserv, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(3,464)	(347)	39
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(90)	(2)
Galaxy Entertainment Group Limited (M)	JPM	OBFR -0.30% (M)	TBD	(19,000)	(108)	(5)
Geely Automobile Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(108,000)	(209)	(40)
Hitachi Metals, Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(10,200)	(161)	7
IDP Education Limited (M)	JPM	OBFR -0.25% (M)	TBD	(17,775)	(302)	9
ILJIN MATERIALS CO., Ltd (M)	JPM	OBFR -0.55% (M)	TBD	(2,744)	(177)	30
Informa Switzerland Limited (M)	JPM	OBFR -0.25% (M)	TBD	(32,408)	(227)	18
InPost S.A. (M)	JPM	OBFR -0.34% (M)	TBD	(23,310)	(136)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
International Business Machines Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(4,114)	(568)	(12)
Just Eat Takeaway.Com N.V. (M)	CIT	OBFR -0.26% (M)	TBD	(15,420)	(282)	39
Kobe Bussan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(6,700)	(165)	1
Kuaishou Technology (M)	CIT	OBFR -0.30% (M)	TBD	(20,700)	(217)	(13)
Lamb Weston Holdings, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(2,742)	(191)	(5)
Leidos Holdings, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(2,336)	(228)	(8)
Lennar Corporation (M)	CIT	OBFR -0.18% (M)	TBD	(2,171)	(156)	3
Leonardo S.p.A. (M)	CIT	OBFR -0.26% (M)	TBD	(11,839)	(121)	1
Localiza Rent A Car S/A (M)	JPM	OBFR -1.49% (M)	TBD	(25,921)	(276)	16
Longfor Properties Co. Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(66,000)	(277)	(34)
Magazine Luiza S.A. (M)	JPM	OBFR -0.83% (M)	TBD	(682,337)	(435)	127
Martin Marietta Materials, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(803)	(243)	2
Marvell Technology, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(3,773)	(224)	60
Match Group, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,692)	(228)	40
MicroPort Scientific Corporation (M)	CIT	OBFR -0.61% (M)	TBD	(88,100)	(221)	(35)
Mitsui Fudosan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(5,500)	(120)	2
Nc Soft Co., Ltd. (M)	CIT	OBFR -0.35% (M)	TBD	(410)	(129)	19
Nexi S.p.A. (M)	CIT	OBFR -0.26% (M)	TBD	(13,517)	(117)	5
Norwegian Cruise Line Holdings Ltd. (M)	CIT	OBFR -0.21% (M)	TBD	(25,942)	(300)	12
Ocado Group PLC (M)	JPM	OBFR -0.25% (M)	TBD	(24,075)	(285)	56
Open House Group Co.,Ltd. (M)	CIT	OBFR -0.25% (M)	TBD	(6,400)	(250)	(4)
PACCAR Inc (M)	JPM	OBFR -0.15% (M)	TBD	(1,321)	(118)	9
Paramount Global (M)	CIT	OBFR -0.18% (M)	TBD	(11,194)	(276)	(2)
PerkinElmer, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,213)	(176)	4
Pilbara Minerals Limited (M)	JPM	OBFR -0.25% (M)	TBD	(110,235)	(186)	12
POSCO Chemical Co., Ltd. (M)	JPM	OBFR -1.12% (M)	TBD	(4,951)	(506)	98
Prosus N.V. (M)	CIT	OBFR -0.26% (M)	TBD	(3,077)	(162)	(40)
PulteGroup, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(11,545)	(448)	(11)
Quanta Services, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(1,448)	(175)	(7)
Raia Drogasil S.A. (M)	JPM	OBFR -2.50% (M)	TBD	(24,011)	(103)	15
Rheinmetall Aktiengesellschaft (M)	JPM	OBFR -0.26% (M)	TBD	(556)	(125)	(4)
Rolls-Royce PLC (M)	CIT	OBFR -0.25% (M)	TBD	(170,848)	(181)	9
Ross Stores, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(7,550)	(612)	80
Sampo Oyj (M)	CIT	OBFR -0.30% (M)	TBD	(5,207)	(228)	2
SEA, Ltd. (M)	JPM	OBFR -0.15% (M)	TBD	(1,240)	(110)	27
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -0.50% (M)	TBD	(121,750)	(214)	—
Steris Limited (M)	JPM	OBFR -0.15% (M)	TBD	(3,523)	(785)	58
Sunny Optical Technology (Group) Company Limited (M)	CIT	OBFR -0.30% (M)	TBD	(7,600)	(104)	(21)
SWECO Civil AB (M)	CIT	OBFR -0.25% (M)	TBD	(5,725)	(58)	(1)
TELECOM ITALIA SPA (M)	JPM	OBFR -0.26% (M)	TBD	(1,398,192)	(419)	54
Teledyne Technologies Incorporated (M)	CIT	OBFR -0.18% (M)	TBD	(703)	(257)	(7)
Tokyo Electric Power Company Holdings, Inc. (M)	JPM	OBFR -0.25% (M)	TBD	(21,200)	(84)	(4)
Viatris Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(22,071)	(236)	4
Vifor Pharma AG (M)	JPM	OBFR -0.26% (M)	TBD	(1,932)	(344)	(2)
Westinghouse Air Brake Technologies Corporation (M)	CIT	OBFR -0.18% (M)	TBD	(3,754)	(314)	6
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(478,600)	(764)	(68)
Xinyi Solar Holdings Limited (M)	CIT	OBFR -0.30% (M)	TBD	(86,000)	(137)	3
Zoom Video Communications, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,843)	(325)	19
						904

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BNP	07/15/22	8,048	—	(208)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BNP	09/16/22	5,002	—	(132)
SPDR Bloomberg High Yield Bond ETF (M)	3M LIBOR +0.00% (M)	BNP	09/16/22	7,856	—	(79)
SPDR Bloomberg High Yield Bond ETF (M)	3M LIBOR +0.00% (M)	CIT	09/16/22	1,567	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
SPDR Bloomberg High Yield Bond ETF (M)	3M LIBOR +0.00% (M)	CIT	07/15/22	3,133	—	14
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	GSC	07/15/22	8,399	—	64
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	GSC	09/16/22	4,199	—	28
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	JPM	09/16/22	4,079	—	30
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	JPM	07/15/22	8,158	—	62
					—	(214)
Total return swap agreements - paying return
EQUITY
Snap Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	09/16/22	(531)	—	(30)
Universal Health Services, Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	08/10/22	(343)	—	42
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	07/19/22	(4,185)	—	116
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	07/19/22	(2,065)	—	57
Pitney Bowes Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	12/27/22	(17)	—	4
PPG Industries, Inc. (Q)	3M LIBOR +0.00% (Q)	JPM	09/02/22	(376)	—	41
PPG Industries, Inc. (Q)	3M LIBOR +0.00% (Q)	JPM	09/02/22	(412)	—	47
PPG Industries, Inc. (Q)	3M LIBOR +0.00% (Q)	JPM	09/02/22	(18)	—	2
The Sherwin-Williams Company (Q)	3M LIBOR +0.00% (Q)	JPM	09/02/22	(393)	—	66
The Sherwin-Williams Company (Q)	3M LIBOR +0.00% (Q)	JPM	09/02/22	(34)	—	6
Universal Health Services, Inc. (Q)	3M LIBOR +0.00% (Q)	JPM	08/10/22	(348)	—	69
					—	420

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,184,560	468,351	4,162	1,657,073
Corporate Bonds And Notes	—	133,119	7,570	140,689
Non-U.S. Government Agency Asset-Backed Securities	—	135,833	—	135,833
Government And Agency Obligations	—	84,335	—	84,335
Investment Companies	47,459	—	—	47,459
Senior Floating Rate Instruments	—	40,918	928	41,846
Preferred Stocks	18,098	—	—	18,098
Trust Preferreds	2,576	—	—	2,576
Warrants	186	—	5	191
Short Term Investments	769,411	234,381	—	1,003,792
	2,022,290	1,096,937	12,665	3,131,892
Liabilities - Securities
Common Stocks	(997)	—	—	(997)
	(997)	—	—	(997)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	9	—	9
Futures Contracts	3,184	—	—	3,184
Centrally Cleared Interest Rate Swap Agreements	—	11,312	—	11,312
Centrally Cleared Credit Default Swap Agreements	—	303	—	303
Exchange Traded Purchased Options	9,930	—	—	9,930
OTC Purchased Options	—	3,009	—	3,009
Open Forward Foreign Currency Contracts	—	11,717	—	11,717
OTC Credit Default Swap Agreements	—	83	—	83
OTC Contracts for Difference	—	1,488	—	1,488
OTC Total Return Swap Agreements	—	655	—	655
	13,114	28,576	—	41,690
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,916)	—	—	(3,916)
Centrally Cleared Interest Rate Swap Agreements	—	(7,227)	—	(7,227)
Centrally Cleared Credit Default Swap Agreements	—	(6,552)	—	(6,552)
Exchange Traded Written Options	(9,017)	—	—	(9,017)
OTC Written Options	—	(12,380)	—	(12,380)
Open Forward Foreign Currency Contracts	—	(8,835)	—	(8,835)
OTC Interest Rate Swap Agreements	—	(1,516)	—	(1,516)
OTC Credit Default Swap Agreements	—	(181)	—	(181)
OTC Contracts for Difference	—	(584)	—	(584)
OTC Total Return Swap Agreements	—	(449)	—	(449)
	(12,933)	(37,724)	—	(50,657)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 97.2%
United States of America 38.9%
AGCO Corporation	284	28,061
Albemarle Corporation	66	13,745
Alcoa Corporation	271	12,348
Bunge Limited	492	44,612
CF Industries Holdings Inc.	294	25,243
Chevron Corporation	312	45,218
ConocoPhillips	523	47,011
Darling Ingredients Inc. (a)	274	16,392
Deere & Company	124	37,061
EOG Resources, Inc.	193	21,321
Exxon Mobil Corporation	1,028	88,068
FMC Corporation	436	46,673
Freeport-McMoRan Inc.	748	21,883
Hess Corporation	143	15,134
Marathon Petroleum Corporation	123	10,151
Newmont Corporation	694	41,440
Packaging Corporation of America	114	15,623
Phillips 66	219	17,950
Pioneer Natural Resources Co.	67	14,959
		562,893
Canada 19.1%
Cenovus Energy Inc.	819	15,575
Equinox Gold Corp. (a)	30	133
First Quantum Minerals Ltd	1,638	31,070
Franco-Nevada Corp. (b)	107	14,048
Marathon Gold Corporation (a) (b)	170	174
Nutrien Ltd.	896	71,439
Pure Gold Mining Inc. (a)	428	55
Stelco Holdings Inc.	654	16,348
Suncor Energy Inc.	1,256	44,070
TC Energy Corporation (b)	574	29,720
Teck Resources Limited - Class B (b)	715	21,859
Wheaton Precious Metals Corp. (b)	871	31,392
		275,883
Netherlands 8.6%
Koninklijke DSM N.V.	153	22,044
Shell PLC - Class A	3,978	102,696
		124,740
Switzerland 7.0%
Glencore PLC	16,729	90,530
Nestle SA - Class N	90	10,482
		101,012
France 5.3%
Total SA	1,457	76,722
Brazil 4.2%
Vale S.A. - ADR	4,142	60,594
Finland 2.6%
UPM-Kymmene Oyj	1,219	37,050
Norway 2.3%
Equinor ASA	419	14,636
Norsk Hydro ASA	3,309	18,597
		33,233
Australia 2.2%
BHP Group PLC	490	13,904
Newcrest Mining Ltd.	1,291	18,408
Woodside Energy Group Ltd	2	33
		32,345
Luxembourg 1.7%
ArcelorMittal - ADR	1,065	24,071
Chile 1.6%
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	281	23,480
Ireland 1.4%
Kerry Group Plc	209	20,012
Spain 1.0%
Repsol SA (b)	1,039	15,260
United Kingdom 0.9%
Anglo American PLC	348	12,437
Denmark 0.4%
Vestas Wind Systems A/S	307	6,520
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA - ADR (c) (d)	2,846	—
Public Joint Stock Society "Polyus" - GDR (c) (d)	212	—
Total Common Stocks (cost $1,526,659)		1,406,252
WARRANTS 0.0%
Canada 0.0%
Pure Gold Mining Inc. (a) (e)	283	—
Total Warrants (cost $29)		—
SHORT TERM INVESTMENTS 4.2%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund, 1.41% (f) (g)	31,009	31,009
Investment Companies 2.0%
JNL Government Money Market Fund, 1.02% (f) (g)	29,435	29,435
Total Short Term Investments (cost $60,444)		60,444
Total Investments 101.4% (cost $1,587,132)		1,466,696
Other Assets and Liabilities, Net (1.4)%		(20,579)
Total Net Assets 100.0%		1,446,117

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gazprom OAO Via Gaz Capital SA	11/23/21	25,117	—	—
Public Joint Stock Society "Polyus"	09/20/17	15,311	—	—
		40,428	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	946,921	459,331	—	1,406,252
Warrants	—	—	—	—
Short Term Investments	60,444	—	—	60,444
	1,007,365	459,331	—	1,466,696

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.4%
Information Technology 39.9%
Adobe Inc. (a)	94	34,466
Apple Inc.	639	87,331
ASML Holding - ADR	197	93,529
Bill.Com Holdings Inc. (a)	182	19,981
Cadence Design Systems Inc. (a)	235	35,257
Intuit Inc.	403	155,157
Marvell Technology, Inc.	1,658	72,183
MasterCard Incorporated - Class A	260	81,946
Microsoft Corporation	1,586	407,292
MongoDB, Inc. - Class A (a)	70	18,197
NVIDIA Corporation	505	76,497
ServiceNow, Inc. (a)	230	109,379
Visa Inc. - Class A	801	157,629
Zebra Technologies Corp. - Class A (a)	100	29,490
		1,378,334
Consumer Discretionary 18.0%
Amazon.com, Inc. (a)	2,478	263,176
Chipotle Mexican Grill Inc. (a)	31	40,977
Domino's Pizza, Inc.	69	26,764
Evolution Gaming Group AB (publ) (b)	523	47,501
LVMH Moet Hennessy Louis Vuitton SE	155	94,779
NIKE, Inc. - Class B	723	73,843
Tesla Inc. (a)	113	75,787
		622,827
Health Care 16.9%
AstraZeneca PLC - ADR	1,056	69,756
Danaher Corporation	345	87,558
Edwards Lifesciences Corporation (a)	381	36,256
Eli Lilly & Co.	135	43,885
Humana Inc.	71	33,417
Intuitive Surgical, Inc. (a)	106	21,267
Lonza Group AG	82	43,860
Thermo Fisher Scientific Inc.	169	92,094
UnitedHealth Group Incorporated	164	84,180
Zoetis Inc. - Class A	409	70,249
		582,522
Communication Services 9.0%
Alphabet Inc. - Class A (a)	97	212,517
Facebook, Inc. - Class A (a)	116	18,746
Match Group Holdings II, LLC (a)	1,158	80,711
		311,974
Financials 4.7%
S&P Global Inc.	374	126,028
The Blackstone Group Inc. - Class A	377	34,413
		160,441
Materials 3.4%
Ball Corporation	254	17,435
Linde Public Limited Company	203	58,409
Sherwin-Williams Co.	192	42,957
		118,801
Energy 2.3%
EQT Corporation	1,453	49,976
Hess Corporation	288	30,542
		80,518
Industrials 2.2%
TransDigm Group Inc. (a)	138	74,192
Real Estate 1.3%
ProLogis Inc.	376	44,180
Consumer Staples 0.7%
Olaplex Holdings, Inc. (a) (c)	1,639	23,098
Total Common Stocks (cost $2,905,542)		3,396,887
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.4%
JNL Government Money Market Fund, 1.02% (d) (e)	49,357	49,357
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	4,654	4,654
Total Short Term Investments (cost $54,011)		54,011
Total Investments 100.0% (cost $2,959,553)		3,450,898
Other Assets and Liabilities, Net (0.0)%		(87)
Total Net Assets 100.0%		3,450,811

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Evolution Gaming Group AB (publ)	10/01/21	72,665	47,501	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,210,747	186,140	—	3,396,887
Short Term Investments	54,011	—	—	54,011
	3,264,758	186,140	—	3,450,898

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 95.2%
United Kingdom 22.8%
AstraZeneca PLC	268	35,259
Barclays PLC	14,234	26,676
BP P.L.C.	3,960	18,665
British American Tobacco P.L.C.	492	21,058
Compass Group PLC	1,532	31,328
GlaxoSmithKline PLC	857	18,451
Reckitt Benckiser Group PLC	548	41,157
Relx PLC	669	18,066
Relx PLC	642	17,366
Rolls-Royce Holdings plc (a)	54,391	55,182
Unilever PLC	927	42,159
		325,367
France 17.4%
Alstom	1,363	30,997
Amundi (b)	7	359
AXA SA	1,110	25,358
BNP Paribas SA	226	10,809
Carrefour SA (c)	613	10,851
Danone	622	34,784
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	203	27,301
Pernod-Ricard SA	84	15,450
Sanofi SA	378	37,998
Total SA	435	22,912
Valeo	482	9,393
VINCI	238	21,226
		247,438
Spain 8.5%
AENA, S.M.E., S.A. (a) (b)	177	22,486
Amadeus IT Group SA (a) (b)	750	41,775
Banco Bilbao Vizcaya Argentaria, S.A.	1,961	8,897
CaixaBank, S.A.	3,184	11,080
Iberdrola, Sociedad Anonima	1,446	14,989
Industria de Diseno Textil, S.A.	955	21,646
		120,873
Japan 8.0%
Fanuc Ltd.	273	42,709
Murata Manufacturing Co. Ltd.	387	21,152
Sumitomo Mitsui Financial Group Inc.	563	16,660
Takeda Pharmaceutical Co. Ltd.	1,180	33,200
		113,721
Germany 7.6%
Bayer AG - Class N	331	19,695
Deutsche Telekom AG - Class N	761	15,122
RWE AG	733	27,040
SAP SE	445	40,389
Siemens AG - Class N	58	5,857
		108,103
Italy 6.4%
Enel SpA	7,519	41,205
UniCredit S.p.A.	5,240	50,002
		91,207
Netherlands 6.0%
Akzo Nobel N.V.	362	23,771
ING Groep N.V.	2,405	23,845
Koninklijke Philips N.V.	1,015	21,865
Shell PLC - Class A	627	16,261
		85,742
Switzerland 5.6%
Compagnie Financiere Richemont SA	59	6,240
Credit Suisse Group AG - Class N	1,769	10,069
Novartis AG - Class N	497	42,042
Zurich Insurance Group AG - Class N	51	21,939
		80,290
South Korea 3.7%
Samsung Electronics Co. Ltd.	904	39,744
SK Hynix Inc.	179	12,560
		52,304
Canada 2.9%
Alimentation Couche-Tard Inc. - Class A	330	12,869
Canadian National Railway Company	253	28,475
		41,344
Hong Kong 2.1%
Sands China Ltd. (a)	12,147	29,436
Ireland 1.7%
Ryanair Holdings Plc - ADR (a)	364	24,507
Sweden 1.5%
Swedbank AB - Class A	1,712	21,628
China 1.0%
Beijing Capital International Airport Co. Ltd. - Class H (a)	14,584	9,921
Tencent Holdings Limited	84	3,774
		13,695
Total Common Stocks (cost $1,523,888)		1,355,655
PREFERRED STOCKS 2.7%
Switzerland 2.7%
Roche Holding AG	114	37,891
Total Preferred Stocks (cost $39,440)		37,891
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 1.02% (d) (e)	18,924	18,924
Total Short Term Investments (cost $18,924)		18,924
Total Investments 99.2% (cost $1,582,252)		1,412,470
Other Assets and Liabilities, Net 0.8%		11,598
Total Net Assets 100.0%		1,424,068

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/27/20	25,563	22,486	1.6
Amadeus IT Group SA	04/21/20	45,944	41,775	2.9
Amundi	06/15/22	333	359	—
		71,840	64,620	4.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	65,851	1,289,804	—	1,355,655
Preferred Stocks	37,891	—	—	37,891
Short Term Investments	18,924	—	—	18,924
	122,666	1,289,804	—	1,412,470

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 97.4%
Information Technology 38.1%
Adobe Inc. (a)	70	25,812
Apple Inc.	372	50,847
ASML Holding - ADR	28	13,115
Atlassian Corporation PLC - Class A (a)	78	14,600
Fidelity National Information Services, Inc.	126	11,529
Intel Corporation	325	12,158
Microsoft Corporation	280	72,033
NVIDIA Corporation	236	35,765
Palo Alto Networks, Inc. (a)	75	36,943
Paypal Holdings, Inc. (a)	227	15,840
Salesforce.Com, Inc. (a)	183	30,240
Splunk Inc. (a)	166	14,729
Uipath, Inc. - Class A (a)	226	4,112
Unity Software Inc. (a)	120	4,407
Visa Inc. - Class A	308	60,668
Workday, Inc. - Class A (a)	100	13,898
		416,696
Health Care 18.5%
Alcon AG	306	21,413
DexCom Inc. (a)	202	15,085
Intuitive Surgical, Inc. (a)	90	17,984
Stryker Corporation	70	13,846
Thermo Fisher Scientific Inc.	75	40,939
UnitedHealth Group Incorporated	114	58,420
Zoetis Inc. - Class A	200	34,345
		202,032
Consumer Discretionary 14.2%
Advance Auto Parts, Inc.	100	17,267
Amazon.com, Inc. (a)	823	87,436
Aptiv PLC (a)	158	14,079
NIKE, Inc. - Class B	198	20,195
Tractor Supply Co.	84	16,243
		155,220
Industrials 11.0%
Eaton Corporation Public Limited Company	166	20,893
Raytheon BBN Technologies Corp.	288	27,635
Uber Technologies, Inc. (a)	573	11,720
United Parcel Service Inc. - Class B	181	33,136
W. W. Grainger, Inc.	59	26,696
		120,080
Communication Services 7.3%
Facebook, Inc. - Class A (a)	257	41,471
Netflix, Inc. (a)	91	15,948
SEA, Ltd. - Class A - ADR (a)	130	8,720
Walt Disney Co. (a)	147	13,885
		80,024
Financials 2.7%
S&P Global Inc.	87	29,479
Consumer Staples 2.5%
Monster Beverage 1990 Corporation (a)	294	27,221
Real Estate 1.8%
Equinix, Inc.	29	18,892
Materials 1.3%
Sherwin-Williams Co.	64	14,397
Total Common Stocks (cost $987,286)		1,064,041
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 1.02% (b) (c)	29,608	29,608
Total Short Term Investments (cost $29,608)		29,608
Total Investments 100.1% (cost $1,016,894)		1,093,649
Other Assets and Liabilities, Net (0.1)%		(715)
Total Net Assets 100.0%		1,092,934

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,064,041	—	—	1,064,041
Short Term Investments	29,608	—	—	29,608
	1,093,649	—	—	1,093,649
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.0%
Japan 21.2%
Advantest Corporation	2	128
AEON Co. Ltd.	6	99
Aeon Delight Co., Ltd.	—	7
AEON Mall Co. Ltd.	6	67
Ai Holdings Corporation	1	7
AICA Kogyo Co., Ltd.	17	346
Ajinomoto Co. Inc.	6	141
ALPS Alpine Co. Ltd.	28	276
Anritsu Corporation	22	243
Asahi Breweries Ltd.	5	167
Asahi Glass Co. Ltd. (a)	7	229
Asahi Holdings, Inc.	17	272
Asahi Kasei Corp.	42	322
Asics Corp.	2	31
Bandai Namco Holdings Inc.	1	42
BayCurrent Consulting , Inc.	1	132
Bengo4.com, Inc. (a) (b)	—	8
Bridgestone Corp.	4	160
Brother Industries Ltd.	4	77
C. Uyemura & Co., Ltd.	1	30
Canon Inc. (a)	4	93
Central Japan Railway Co.	1	69
Chiyoda Corporation (b)	5	17
Chubu Electric Power Co. Inc.	6	59
Chugai Pharmaceutical Co. Ltd.	4	107
Concordia Financial Group, Ltd.	90	310
Credit Saison Co. Ltd.	25	291
CyberAgent Inc.	7	71
Daicel Corp.	60	373
Daifuke Co. Ltd.	1	74
Dai-ichi Life Holdings, Inc.	5	86
Daiichi Sankyo Company, Ltd	2	43
Daikin Industries Ltd.	1	192
Daiseki Co., Ltd.	5	149
Daito Trust Construction Co. Ltd.	1	86
Daiwa House Industry Co. Ltd.	7	170
Daiwa Securities Group Inc.	20	90
Denso Corp.	2	90
Dentsu Inc. (a)	2	69
DIC Corp.	3	50
DIP Corporation	9	238
Disco Corp.	1	118
DMG Mori Co., Ltd.	21	262
East Japan Railway Co.	1	46
EBARA Corporation	1	19
eGuarantee, Inc.	1	9
Eisai Co. Ltd.	1	34
Electric Power Development Co., Ltd. - Class D	4	73
erex Co.,Ltd.	1	15
Fanuc Ltd.	—	47
Fast Retailing Co. Ltd.	—	209
FUJIFILM Holdings Corp.	2	102
Fujitsu Ltd.	1	175
GMO Financial Holdings, Inc. (a)	3	14
GMO Payment Gateway, Inc.	1	49
Hamamatsu Photonics KK	1	19
Hankyu Hanshin Holdings Inc.	3	71
Haseko Corp.	46	538
Hikari Tsushin Inc.	—	10
Hirogin Holdings, Inc.	65	300
Hirose Electric Co. Ltd.	—	40
Hitachi Ltd.	8	406
Hitachi Metals Ltd. (b)	—	5
Hokkaido Electric Power Co., Inc.	7	26
Honda Motor Co. Ltd.	13	308
Honda Motor Co., Ltd. - ADR	1	18
HORIBA, Ltd.	8	319
Hoya Corp.	2	181
IBIDEN Co., Ltd.	4	114
Idemitsu Kosan Co., Ltd.	14	336
IHI Corp.	8	209
INFRONEER Holdings Inc.	5	34
Inpex Corporation	17	180
Isuzu Motors Ltd.	21	236
ITOCHU Corp.	9	257
Japan Airport Terminal Co. Ltd. (b)	1	40
Japan Aviation Electronics Industry Ltd.	1	11
Japan Exchange Group Inc.	8	110
Japan Post Holdings Co., Ltd.	12	83
Japan Tobacco Inc. (a)	13	233
JEOL Ltd.	1	42
JGC Holding Corporation	81	1,046
JMDC Inc.	—	17
JS Group Corp.	5	86
JSR Corp.	1	21
JXTG Holdings, Inc.	153	579
Kanematsu Electronics Ltd.	—	9
Kao Corp.	3	105
KDDI Corp.	14	445
Keyence Corp.	—	102
Kikkoman Corp.	2	101
Kintetsu Corp.	2	62
Kirin Holdings Co. Ltd. (a)	3	41
Kobe Steel Ltd.	4	20
Komatsu Ltd.	3	73
Konami Corp.	1	61
Konica Minolta Holdings Inc.	89	297
Kose Corp. (a)	—	18
Kubota Corp. (a)	3	39
Kyocera Corp.	2	96
Kyowa Kirin Co., Ltd.	1	13
Kyushu Electric Power Co. Inc.	8	54
Lasertec Corporation	1	119
Lion Corp.	21	233
M3, Inc.	3	72
Mabuchi Motor Co. Ltd. (a)	20	512
Maeda Kosen Co., Ltd.	—	9
Makita Corp.	4	94
MANI, Inc.	2	21
Marubeni Corp.	14	130
Marui Group Co. Ltd.	7	128
Mebuki Financial Group, Inc.	350	688
Meiji Holdings Co., Ltd.	5	236
Mercari, Inc. (a) (b)	1	17
Minebea Mitsumi Inc.	6	102
Mirait Holdings Corp.	64	751
MISUMI Group Inc.	4	92
Mitsubishi Chemical Holdings Corporation	63	347
Mitsubishi Corp.	3	98
Mitsubishi Electric Corp.	5	49
Mitsubishi Estate Co. Ltd.	5	76
Mitsubishi Heavy Industries Ltd.	4	133
Mitsubishi UFJ Financial Group Inc.	68	364
Mitsui & Co. Ltd.	6	126
Mitsui Chemicals Inc.	9	194
Mitsui Fudosan Co. Ltd.	6	120
Mitsui OSK Lines Ltd. (a)	4	87
Mizuho Financial Group Inc.	14	156
MonotaRO Co., Ltd.	4	55
MS&AD Insurance Group Holdings, Inc.	3	89
Murata Manufacturing Co. Ltd.	5	268
Nabtesco Corp. (a)	10	245
Nagase & Co., Ltd.	48	653
Nagoya Railroad Co. Ltd.	10	156
Nankai Electric Railway Co., Ltd.	3	65
NEC Corp.	4	171
NEC Electronics Corp. (b)	10	95
NET One Systems Co. Ltd.	18	408
NEXON Co., Ltd.	1	20
Nidec Corp.	2	105
Nihon M & A Center Inc.	23	242
Nintendo Co. Ltd.	1	304
Nippon Gas Co., Ltd.	23	333
Nippon Paint Co. Ltd.	2	12
Nippon Steel Corporation	12	172
Nippon Telegraph & Telephone Corp.	5	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Nippon Yusen KK	5	370
Nissan Chemical Industries Ltd.	2	83
Nissan Motor Co., Ltd. (a)	19	74
Nissan Shatai Co., Ltd	3	11
Nitori Co. Ltd.	2	144
Nitto Denko Corp.	2	155
Nomura Holdings Inc.	39	142
Nomura Holdings, Inc. - ADR (a)	4	14
Nomura Research Institute Ltd.	2	56
NTT Data Corp.	5	62
Obic Co. Ltd.	—	42
Odakyu Electric Railway Co. Ltd.	4	47
Ohsho Food Service Corp.	—	21
Olympus Corp.	6	114
Omron Corp.	1	56
Ono Pharmaceutical Co. Ltd.	3	79
Open House Co., Ltd.	2	64
Oriental Land Co. Ltd.	—	28
ORIX Corp.	16	271
Osaka Gas Co. Ltd.	3	57
Otsuka Corp.	2	53
Otsuka Holdings Co., Ltd.	2	53
Outsourcing Inc.	13	100
Pan Pacific International Holdings Corporation (a)	6	102
Panasonic Corp.	31	252
Penta-Ocean Construction Co., Ltd.	74	401
PeptiDream Inc. (b)	10	104
Pigeon Corp.	8	115
Rakuten Inc. (a)	8	34
Recruit Holdings Co., Ltd.	8	235
Resona Holdings Inc.	28	106
Ricoh Co. Ltd.	10	75
Ricoh Leasing Company, Ltd.	1	13
Rohm Co. Ltd.	1	69
Ryohin Keikaku Co. Ltd.	21	215
Samty Co., Ltd.	4	52
Sankyu Inc.	14	391
Santen Pharmaceutical Co. Ltd.	23	178
Sawai Group Holdings Co., Ltd	8	233
SCREEN Holdings Co., Ltd.	3	175
Secom Co. Ltd.	2	99
Seiko Epson Corp.	9	130
Sekisui Chemical Co. Ltd.	13	172
Sekisui House Ltd.	9	158
Sekisui Jushi Corporation	1	7
Seven & I Holdings Co., Ltd.	5	206
SG Holdings Co., Ltd.	6	99
SHIFT, Inc. (b)	—	13
Shikoku Electric Power Company, Incorporated	15	87
Shimadzu Corp.	2	76
Shimano Inc.	—	67
Shin-Etsu Chemical Co. Ltd.	2	248
Shionogi & Co. Ltd.	—	10
Ship Healthcare Holdings, Inc.	12	222
Shiseido Co. Ltd.	1	32
Shizuoka Bank Ltd.	39	234
Showa Denko KK	19	324
SMC Corp.	—	44
Softbank Corp.	17	184
SoftBank Group Corp.	21	831
Sojitz Corp.	32	457
Sompo Holdings, Inc.	5	206
Sony Corp.	8	675
Stanley Electric Co. Ltd.	18	300
Subaru Corp. NPV	12	207
Sumitomo Chemical Co. Ltd.	46	181
Sumitomo Corp.	6	75
Sumitomo Electric Industries Ltd.	13	141
Sumitomo Metal Mining Co. Ltd.	2	72
Sumitomo Mitsui Financial Group Inc.	7	204
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	18
Sumitomo Mitsui Trust Holdings Inc.	5	145
Sumitomo Realty & Development Co. Ltd.	4	110
Sumitomo Rubber Industries Inc. (a)	23	194
Sushiro Global Holdings Ltd.	9	202
Suzuki Motor Corp.	3	78
Sysmex Corp.	1	84
Systena Corporation	74	215
T&D Holdings Inc.	4	51
Taisei Corp.	3	93
Taiyo Yuden Co. Ltd.	2	57
Takara Standard Co., Ltd.	1	7
Takashimaya Co. Ltd.	33	320
Takeda Pharmaceutical Co. Ltd.	18	501
TDK Corp.	10	322
TechnoPro Holdings, Inc. (a)	9	186
Terumo Corp.	2	73
T-Gaia Corporation	1	7
The Hachijuni Bank, Ltd.	81	298
TIS Inc.	2	55
TKC Corporation	—	10
Toda Corp.	24	125
Toei Animation Co., Ltd.	—	8
Tokio Marine Holdings Inc.	2	141
Tokyo Broadcasting System Holdings,Inc.	2	19
Tokyo Electric Power Co. Holdings Inc. (b)	20	84
Tokyo Electron Ltd.	1	263
Tokyo Gas Co. Ltd.	4	85
Tokyu Corp.	5	56
Tokyu Fudosan Holdings Corporation	91	479
Toray Industries Inc.	24	137
Toshiba Corp.	2	85
TOTO Ltd.	2	79
Toyota Industries Corp.	1	62
Toyota Motor Corp.	67	1,031
Toyota Tsusho Corp.	7	232
Trend Micro Inc.	2	93
Tsumura & Co.	7	168
Ube Industries Ltd.	28	413
Unicharm Corp. (a)	1	47
USEN-NEXT HOLDINGS Co., Ltd.	1	10
West Japan Railway Co.	2	70
Yahoo! Japan Corp.	8	24
Yakult Honsha Co. Ltd.	1	52
Yamaha Corp.	1	45
Yamaha Motor Co. Ltd. (a)	10	179
Yamato Holdings Co. Ltd.	5	85
Yaskawa Electric Corp.	3	84
Zenkoku Hosho Co., Ltd.	10	316
		40,695
United Kingdom 12.6%
3i Group plc	19	260
Anglo American PLC	19	673
Ashtead Group Public Limited Company	2	87
Associated British Foods PLC	5	105
AstraZeneca PLC - ADR	6	394
Aviva PLC	41	200
BAE Systems PLC	42	420
Barclays PLC	155	291
Barclays PLC - ADR	6	43
Barratt Developments PLC	15	83
Beazley Ireland Holdings PLC	66	399
Bodycote PLC	1	6
BP P.L.C. - ADR	8	229
BP P.L.C.	181	852
British American Tobacco P.L.C.	12	531
Britvic PLC	46	454
BT Group Plc	186	422
Bunzl Public Limited Company	4	128
Burberry Group PLC	18	357
Centrica PLC (b)	267	260
Close Brothers Group PLC	54	672
Compass Group PLC	11	224
Croda International Public Limited Company	2	188
CVS Group PLC	8	152
DCC Public Limited Company	2	96
Dechra Pharmaceuticals PLC	1	46
Diageo PLC - ADR	1	217
Diageo PLC	5	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Diploma PLC	2	44
Domino's Pizza Group PLC	11	37
DS Smith PLC	133	449
Electrocomponents Public Limited Company	40	427
Endeavour Mining Corporation	12	239
Experian PLC	8	246
Ferguson PLC	3	311
Fevertree Drinks PLC	1	17
Fiat Chrysler Automobiles N.V.	32	397
Games Workshop Group PLC	7	586
GlaxoSmithKline PLC - ADR	1	44
GlaxoSmithKline PLC	32	680
GVC Holdings PLC (b)	1	22
Halma Public Limited Company	1	24
Harbour Energy PLC	22	97
Hays PLC	196	268
Hiscox Ltd.	27	308
Howden Joinery Group PLC	27	198
HSBC Holdings PLC - ADR (a)	8	265
HSBC Holdings PLC	75	487
IG Group Holdings PLC	16	131
IMI Plc	3	44
Imperial Brands PLC	21	461
Informa Switzerland Limited (b)	24	152
Intertek Group Plc	2	114
Jet2 PLC (b)	8	85
Johnson Matthey PLC	12	273
Kainos Group PLC	1	16
Kingfisher Plc	102	302
Legal & General Group PLC	63	183
Lloyds Banking Group PLC - ADR	17	34
Lloyds Banking Group PLC	627	323
London Stock Exchange Group PLC	1	114
Man Group PLC	142	434
Meggitt PLC (b)	4	35
Mitchells & Butlers PLC (b)	—	—
Mondi plc	21	374
National Grid PLC	4	49
National Grid PLC - ADR	2	119
NatWest Group PLC - ADR (a)	4	20
Next PLC	2	132
Ocado Group PLC (b)	1	11
Pearson PLC	34	311
Pennon Group PLC	18	211
Playtech PLC (b)	5	32
Quilter PLC	237	296
Reckitt Benckiser Group PLC	4	318
Relx PLC	6	171
Relx PLC - ADR (a)	5	140
Rentokil Initial PLC	26	148
Rightmove PLC	28	192
Rio Tinto PLC - ADR (a)	3	177
Rio Tinto PLC	14	831
Rolls-Royce Holdings plc (b)	112	114
Rotork P.L.C.	93	273
Severn Trent PLC	3	84
Smiths Group PLC	18	312
Spectris PLC	3	91
Spirax-Sarco Engineering PLC	2	191
SSE PLC	17	338
St. James's Place PLC	6	79
Standard Chartered PLC	37	279
Standard Life Aberdeen PLC	186	361
Stolt-Nielsen M.S. Ltd.	1	18
Synthomer PLC	15	41
Tate & Lyle Public Limited Company	18	162
Tesco PLC	103	319
The Royal Bank of Scotland Group Public Limited Company	60	161
The Sage Group PLC.	4	29
Ultra Electronics Holdings PLC	1	41
Unilever Plc - ADR	8	386
Unilever PLC	6	267
United Utilities Group PLC	5	65
Vistry Group PLC	36	371
Vodafone Group Public Limited Company	438	677
WPP 2012 Limited	12	122
WPP 2012 Limited - ADR (a)	1	41
		24,203
Canada 11.3%
Agnico Eagle Mines Limited	6	279
Algonquin Power & Utilities Corp. (a)	6	74
Alimentation Couche-Tard Inc. - Class A	3	131
Altus Group Limited (a)	1	24
ARC Resources Ltd. (a)	25	319
ATCO Ltd. - Class I	1	31
ATS Automation Tooling Systems Inc. (b)	6	157
B2Gold Corp.	26	90
Bank of Montreal	10	965
Barrick Gold Corporation	9	157
BCE Inc.	—	20
BCE Inc.	1	25
Bombardier Inc. - Class B (b)	2	26
Boralex Inc. - Class A	7	223
Brookfield Asset Management Inc. - Class A	1	35
Brookfield Asset Management Reinsurance Partners Ltd. - Class A	—	—
Brookfield Infrastructure Corporation - Class A	—	3
BRP Inc.	1	86
CAE Inc. (b)	—	10
Cameco Corp.	2	36
Canadian Imperial Bank of Commerce	7	364
Canadian National Railway Company	3	281
Canadian Natural Resources Ltd.	14	755
Canadian Pacific Railway Limited	2	140
Canadian Tire Corporation, Limited - Class A	3	342
Canadian Utilities Limited - Class A	1	33
Capital Power Corporation	3	112
Cenovus Energy Inc.	20	382
CGI Inc. - Class A (b)	3	277
CGI Inc. - Class A (b)	—	30
Colliers International Group Inc.	—	11
Constellation Software Inc.	—	297
Descartes Systems Group Inc. (b)	—	19
Dollarama Inc.	3	184
Element Fleet Management Corp.	80	830
Emera Inc.	1	47
Enbridge Inc.	8	325
Enerplus Corporation	58	760
EQB Inc.	3	135
Fairfax Financial Holdings Ltd.	1	424
First Majestic Silver Corp. (a)	19	134
First Quantum Minerals Ltd	6	117
FirstService Corporation	2	182
Fortis Inc.	1	50
Fortis Inc.	3	163
Franco-Nevada Corporation	1	79
Great-West Lifeco Inc.	3	62
iA Financial Corporation Inc.	5	229
IGM Financial Inc. (a)	5	123
Imperial Oil Ltd.	1	52
Innergex Energie Renouvelable Inc. (a)	3	44
Intact Financial Corporation	2	240
Keyera Corp.	3	76
Kinross Gold Corporation	55	196
Lightspeed Commerce Inc. (a) (b)	—	7
Linamar Corporation	3	136
Loblaw Cos. Ltd.	3	271
Magna International Inc.	—	16
Magna International Inc.	7	405
Manulife Financial Corp.	10	175
Methanex Corporation	14	527
National Bank of Canada (a)	12	790
Northland Power Inc.	13	396
Nutrien Ltd.	4	342
ONEX Corporation	8	397
Open Text Corporation	9	340
Pan American Silver Corp.	4	73
Pembina Pipeline Corporation	3	102
Premium Brands Holdings Corporation (a)	—	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Restaurant Brands International Limited Partnership	5	256
Rogers Communications Inc. - Class B	6	272
Royal Bank of Canada (a)	—	36
Royal Bank of Canada	14	1,400
Shaw Communications Inc. - Class B	3	75
Shopify Inc. - Class A (b)	—	12
Stantec Inc. (a)	2	66
Stella-Jones Inc.	17	418
Sun Life Financial Inc.	5	225
Suncor Energy Inc.	25	861
TC Energy Corporation (a)	2	104
Teck Resources Limited - Class B	11	342
The Bank of Nova Scotia	10	574
The Toronto-Dominion Bank (a)	3	205
The Toronto-Dominion Bank	9	590
Thomson Reuters Corporation	—	31
TMX Group Limited	2	173
Tourmaline Oil Corp (a)	2	117
Tricon Residential Inc.	13	137
Vermilion Energy Inc. (a)	20	388
Waste Connections, Inc.	1	87
West Fraser Timber Co. Ltd.	4	338
Wheaton Precious Metals Corp.	1	51
WSP Canada Inc.	1	103
Yamana Gold Inc.	130	604
		21,657
Switzerland 8.2%
ABB Ltd. - Class N	25	676
Adecco Group AG - Class N	11	361
Alcon AG	6	434
Alcon AG	5	371
Bachem Holding AG - Class N	—	13
Barry Callebaut AG - Class N	—	234
BELIMO Holding AG - Class N	—	138
Bossard Holding AG	—	27
Compagnie Financiere Richemont SA	3	284
Credit Suisse Group AG - ADR (a)	9	53
Credit Suisse Group AG - Class N	32	184
Datwyler Holding AG	1	251
dormakaba Holding AG - Class N	—	67
EMS-Chemie Holding AG	—	121
Geberit AG - Class N	—	199
Georg Fischer AG - Class N	6	279
Givaudan SA - Class N	—	503
Glencore PLC	130	702
Interroll Holding AG - Class N	—	38
Julius Bar Gruppe AG - Class N	8	385
Lindt & Spruengli AG - Class N	—	105
Logitech International S.A. - Class N	—	20
Logitech International S.A. - Class N	5	271
Lonza Group AG	—	240
Nestle SA - Class N	18	2,123
Novartis AG - ADR	2	210
Novartis AG - Class N	25	2,107
PSP Swiss Property AG - Class N	2	248
Roche Holding AG	—	57
Schindler Holding AG - Class N	—	79
SGS SA - Class N	—	325
SIG Combibloc Services AG	45	991
Sika AG	1	123
STMicroelectronics NV	4	123
Sulzer AG - Class N	8	469
Swatch Group AG	1	258
Swiss Prime Site AG - Class N	10	840
Swiss Re AG	6	463
Swisscom AG - Class N	1	428
Tecan Group AG - Class N	—	60
UBS Group AG	19	312
VAT Group AG (c)	1	176
Zurich Insurance Group AG - Class N	1	358
		15,706
France 7.6%
Aeroports de Paris (b)	—	23
ALD (a) (d)	2	18
Alten	1	79
Amundi (c)	2	86
Arkema	4	327
AXA SA	10	236
Biomerieux SA	—	40
BNP Paribas SA	7	323
Bollore SA	14	63
Bouygues SA	6	190
Bureau Veritas (a)	9	230
Capgemini SA	1	220
Cie de Saint-Gobain	14	586
Cie Generale d'Optique Essilor International SA	1	156
Compagnie Generale des Etablissements Michelin	24	658
Compagnie Plastic Omnium	5	95
Credit Agricole SA	4	38
Danone	2	130
Dassault Systemes	1	46
EDENRED	4	201
Electricite de France	7	56
Elis SA	26	343
Engie	25	285
EUROAPI (b)	—	3
Faurecia (b)	4	73
Gaztransport Et Technigaz	1	97
Getlink S.E.	3	54
Hermes International SCA	—	209
Horizon Holdings I	4	92
Kering SA	1	294
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	434
Legrand SA	5	387
L'Oreal SA	1	242
LVMH Moet Hennessy Louis Vuitton SE	2	961
NYSE B.V. (c)	4	315
Orange SA	38	452
Orpea (a)	3	81
Pernod-Ricard SA	1	185
Publicis Groupe SA	3	149
Remy Cointreau SA	—	83
Renault SA (b)	5	124
Rexel	17	261
Rubis	2	51
Safran	1	97
Sanofi SA	4	408
Sartorius Stedim Biotech	—	13
Schneider Electric SE (b)	2	199
SEB SA	—	33
Societe Generale SA	11	248
Sodexo SA	5	330
SOITEC (b)	—	42
Spie SA	23	496
Teleperformance	1	226
Tikehau Capital (a)	5	101
Total SA	36	1,920
Ubisoft Entertainment (b)	5	229
Valeo	14	266
Veolia Environnement	5	132
VINCI	5	477
Virbac	—	136
Vivendi SA	9	87
Worldline (b) (c)	7	257
		14,673
Germany 6.6%
Adidas AG - Class N	1	157
Allianz SE	2	438
Aroundtown SA	21	65
Aurubis AG	3	233
BASF SE - Class N	13	557
Bayer AG - Class N	11	669
Bayerische Motoren Werke AG	5	375
Bechtle Aktiengesellschaft	3	108
Beiersdorf AG	—	45
Brenntag AG - Class N	3	200
Carl Zeiss Meditec AG	1	84
Continental AG	5	328

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Covestro AG (c)	10	335
Daimler AG - Class N	11	645
Daimler Truck Holding AG (b)	3	82
Deutsche Bank Aktiengesellschaft - Class N	5	46
Deutsche Bank Aktiengesellschaft - Class N	29	253
Deutsche Boerse AG - Class N	2	262
Deutsche Post AG - Class N	8	302
Deutsche Telekom AG - Class N	52	1,035
Dresdner Bank AG (b)	34	238
E.ON SE - Class N	65	548
Encavis AG	2	29
Fraport AG Frankfurt Airport Services Worldwide (b)	1	28
Fresenius Medical Care AG & Co. KGaA	3	157
Fresenius SE & Co. KGaA	6	182
Fuchs Petrolub SE	—	3
GEA Group AG	2	74
Grand City Properties S.A.	3	34
Hannover Rueck SE - Class N	1	87
Hapag-Lloyd Aktiengesellschaft (c)	—	46
HeidelbergCement AG	4	198
Hellofresh SE (b)	2	64
Henkel AG & Co. KGaA	1	61
Hugo Boss AG	11	594
Infineon Technologies AG - Class N	9	211
K+S Aktiengesellschaft - Class N	12	282
Kion Group AG	2	83
Knorr - Bremse Aktiengesellschaft (c)	4	208
KWS SAAT SE & Co. KGaA	—	9
LANXESS Aktiengesellschaft	2	84
LEG Immobilien AG	1	84
Merck KGaA	1	96
MTU Aero Engines AG - Class N	—	64
Muenchener Rueckversicherungs AG - Class N	1	141
Nemetschek SE	1	62
ProSiebenSat.1 Media SE	18	168
Rheinmetall Aktiengesellschaft	2	552
RWE AG	9	317
SAP SE	2	215
Scout24 Holding GmbH (c)	3	155
Siemens AG - Class N	2	230
Siemens Healthineers AG (c)	1	30
Siltronic AG	—	25
Sixt SE	1	93
TAG Immobilien AG	2	22
Telefonica Deutschland Holding AG	32	93
ThyssenKrupp AG (b)	24	135
TUI AG - Class N (b) (c)	18	29
Varta AG (a)	2	128
Vitesco Technologies Group Aktiengesellschaft (b)	—	6
Volkswagen AG	1	102
Vonovia SE	6	191
Wacker Chemie AG	2	220
Zalando SE (b) (c)	2	52
		12,649
Australia 6.5%
ALS Limited	22	164
Altium Limited	3	53
Alumina Ltd.	150	151
AMP Ltd. (b)	441	290
APA Group	10	78
ARB Corporation Limited	2	43
Aristocrat Leisure Limited	7	177
ASX Ltd.	1	63
Atlas Arteria Limited	28	155
AUB Group Limited	1	13
Australia & New Zealand Banking Group Ltd.	15	228
Beach Energy Ltd.	70	83
BHP Group Limited - ADR	8	465
BHP Group Limited	6	164
BHP Group PLC	17	486
BlueScope Steel Ltd.	11	122
Brambles Limited	19	143
Breville Group Limited	4	55
Challenger Financial Services Group Ltd.	19	88
Cochlear Ltd.	1	82
Coles Group Limited	10	124
Commonwealth Bank of Australia	7	455
Computershare Ltd.	14	230
Consolidated Transport Industries Pty Ltd (b)	2	30
Costa Group Holdings Limited	29	57
Credit Corp Group Limited	6	81
CSL Ltd.	2	281
CSR Ltd.	70	197
Deterra Royalties Limited	24	71
Domain Holdings Australia Limited	8	16
Domino's Pizza Enterprises Limited	1	26
Downer EDI Ltd.	51	177
Flight Centre Ltd. (b)	2	20
Fortescue Metals Group Ltd.	22	271
Harvey Norman Holdings Ltd.	132	337
Incitec Pivot Ltd.	81	186
Insurance Australia Group Ltd.	56	169
IRESS Limited	2	19
JB Hi-Fi Limited	4	94
Lynas Rare Earths Limited (b)	6	37
Macquarie Group Limited	1	159
Megaport Limited (b)	3	13
Mineral Resources Limited	2	67
National Australia Bank Ltd.	23	427
Newcrest Mining Ltd.	16	221
NEXTDC Limited (b)	4	29
Nine Entertainment Co. Holdings Limited	244	306
Northern Star Resources Ltd.	5	22
Nufarm Limited	59	207
Orica Ltd.	22	241
Orora Limited	101	254
OZ Minerals Ltd.	15	180
Perpetual Limited	9	178
Pilbara Minerals Limited (b)	25	39
Pro Medicus Limited	3	102
QBE Insurance Group Ltd.	27	226
Qube Holdings Limited	14	26
Ramsay Health Care Ltd.	4	178
REA Group Ltd.	1	41
Reliance Worldwide Corporation Limited	18	51
Rio Tinto Ltd.	6	392
Sandfire Resources NL	70	217
Santos Ltd.	47	238
Seven Group Holdings Limited	10	114
Sonic Health Care Ltd.	16	371
South32 Limited	63	171
Steadfast Group Ltd	55	190
Suncorp Group Ltd.	24	178
Super Retail Group Limited	21	124
Superloop Limited (b)	27	13
Tabcorp Holdings Ltd.	90	66
Technology One Limited	18	129
Telstra Corp. Ltd.	57	151
The Lottery Corporation Limited (b)	35	109
Transurban Group	12	122
Wesfarmers Ltd.	5	143
Westpac Banking Corporation	19	253
Wisetech Global Limited	1	14
Woodside Energy Group Ltd	1	23
Woodside Energy Group Ltd	15	332
Woodside Energy Group Ltd - ADR (a)	3	65
Woolworths Group Ltd.	6	153
		12,516
Netherlands 4.0%
Adyen B.V. (b) (c)	—	57
Aegon N.V. - ADR (a)	12	52
Aegon NV	52	227
Airbus SE	3	331
Akzo Nobel N.V.	4	258
Arcadis NV	6	212
argenx SE (b)	—	33
ASM International N.V.	1	148
ASML Holding - ADR	1	526

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
ASML Holding	1	307
ASR Nederland N.V.	6	257
Basic-Fit N.V. (a) (b) (c)	2	59
BE Semiconductor Industries N.V.	1	72
CNH Industrial N.V.	13	149
Heineken NV	1	114
IMCD B.V.	1	140
ING Groep N.V.	21	204
Just Eat Takeaway.Com N.V. (a) (b) (c)	1	15
Koninklijke Ahold Delhaize N.V.	47	1,230
Koninklijke DSM N.V.	2	270
Koninklijke Philips N.V. - ADR (c)	2	41
Koninklijke Philips N.V.	8	164
Koninklijke Vopak N.V.	5	138
NN Group N.V.	4	189
Prosus N.V.	3	191
Randstad NV	4	178
Shell PLC - Class A	32	815
Shell PLC - Class A - ADR	13	656
Signify N.V. (c)	6	212
Wolters Kluwer NV - Class C	4	386
		7,631
Sweden 2.8%
AAK AB (publ)	—	8
AB Sagax - Class B	2	32
Addlife AB - Class B	2	25
AF Poyry AB - Class B	7	103
Aktiebolaget Electrolux - Class B	7	90
Aktiebolaget SKF - Class A	1	9
Aktiebolaget SKF - Class B	17	244
Aktiebolaget Volvo - Class A	2	39
Aktiebolaget Volvo - Class B	23	360
Alfa Laval AB	1	23
Assa Abloy AB - Class B	2	45
Atlas Copco Aktiebolag - Class A	11	107
Atlas Copco Aktiebolag - Class B	8	64
Avanza Bank Holding AB (a)	3	58
Billerudkorsnas Aktiebolag (Publ)	6	64
Biotage AB	2	37
Boliden AB	4	138
Bravida Holding AB (c)	12	105
Bure Equity AB	1	27
Castellum AB (a)	3	35
Catena AB	2	71
Dometic Group AB (publ) (c)	7	42
Electrolux Professional AB (publ) - Class B	13	69
Elekta AB (publ) - Class B	4	25
Epiroc Aktiebolag - Class A	4	63
Epiroc Aktiebolag - Class B	3	34
Ericsson - Class A	1	7
Essity Aktiebolag (publ) - Class B	4	114
Evolution Gaming Group AB (publ) (c)	—	19
Fastighets AB Balder - Class B (b)	6	28
G&L Beijer Ref AB - Class B	3	39
Getinge AB - Class B	3	78
Hennes & Mauritz AB - Class B (a)	10	120
Hexagon Aktiebolag - Class B	2	23
Hexatronic Group AB (a)	10	75
Hexpol AB - Class B	4	34
Holmen Aktiebolag - Class B	1	53
Husqvarna Aktiebolag - Class B	8	59
Indutrade Aktiebolag	4	77
Intrum AB	2	32
JM AB	4	71
Lifco Ab (Publ) - Class B	7	108
Litium AB - Class A	1	6
Loomis AB - Class B	7	173
Lundin Energy AB (a) (b) (e)	1	33
Lundin Petroleum AB (a)	1	1
MIPS AB	2	68
Mycronic AB (publ)	5	73
NCC Aktiebolag - Class B	15	147
NIBE Industrier AB - Class B	4	28
Nolato AB (publ) - Class B	4	20
Nordic Entertainment Group AB - Class B (b)	1	28
Nyfosa AB (a)	6	41
Peab AB - Class B	5	27
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	5	9
Sandvik AB	15	237
Sdiptech AB (publ) - Class B (b)	—	9
Sectra Aktiebolag - Class B (b)	4	57
Securitas AB - Class B	9	76
Sinch AB (publ) (a) (b) (c)	1	4
Skandinaviska Enskilda Banken AB - Class A	11	105
Skanska AB - Class B	7	112
Stillfront Group AB (publ) (b)	24	52
Svenska Cellulosa Aktiebolaget SCA - Class B	4	62
Svenska Handelsbanken AB - Class A	8	66
SWECO Civil AB - Class B	3	29
Swedbank AB - Class A	6	79
Swedish Match AB	8	85
Swedish Orphan Biovitrum AB (Publ) (b)	2	45
Tele2 AB - Class B	12	137
Telefonaktiebolaget LM Ericsson - Class B	38	281
Telia Co. AB	46	175
Thule Group AB (a) (c)	2	50
Trelleborg AB - Class B	4	71
Vitrolife AB	—	8
Wihlborgs Fastigheter AB	14	101
		5,349
Spain 2.5%
Acciona,S.A.	1	138
AENA, S.M.E., S.A. (b) (c)	—	27
Amadeus IT Group SA (b) (c)	5	280
Banco Bilbao Vizcaya Argentaria, S.A.	64	292
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	64
Banco de Sabadell, S.A.	201	161
Banco Santander, S.A.	144	406
Bankinter SA	16	97
CaixaBank, S.A.	109	381
Cellnex Telecom, S.A. (c)	1	32
Enagas SA (a)	11	248
Endesa SA (a)	9	167
Ferrovial, S.A.	10	255
Grifols, S.A.	4	66
Grupo Catalana Occidente, S.A.	1	28
Iberdrola, Sociedad Anonima	68	702
Industria de Diseno Textil, S.A.	4	87
Laboratorios Farmaceuticos ROVI SA	2	135
MAPFRE, S.A. (a)	36	64
Mediaset Espana Comunicacion, S.A. (b)	3	12
Red Electrica Corporacion, S.A. (a)	8	155
Repsol SA (a)	2	27
Telefonica SA	168	857
Viscofan, S.A.	3	178
		4,859
Hong Kong 2.5%
AIA Group Limited	101	1,099
ASM Pacific Technology Ltd.	12	102
Bank of East Asia Ltd.	216	304
Budweiser Brewing Company APAC Limited (c)	9	27
Camsing International Holding Limited (a) (b) (e)	12	—
Chow Tai Fook Jewellery Group Limited	29	55
CK Asset Holdings Limited	22	158
CK Hutchison Holdings Limited	15	102
CLP Holdings Ltd.	11	91
Dairy Farm International Holdings Ltd.	4	12
Galaxy Entertainment Group Ltd.	3	18
Great Eagle Holdings Limited	1	2
Hang Lung Group Ltd.	9	17
Hang Seng Bank Ltd.	5	90
Henderson Land Development Co. Ltd.	31	116
HK Electric Investments Limited	35	32
HKT Trust	162	218
Hong Kong & China Gas Co. Ltd.	51	55
Hong Kong Exchanges & Clearing Ltd.	7	328
Hongkong Land Holdings Ltd.	23	114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Hysan Development Co. Ltd.	8	24
Man Wah Holdings Limited	33	36
Mandarin Oriental International Ltd. (b)	12	23
MTR Corp.	8	42
NagaCorp Ltd.	36	30
New World Development Company Limited	97	347
Orient Overseas (International) Limited	4	93
Pacific Basin Shipping Limited	213	82
PCCW Ltd.	81	43
Power Assets Holdings Ltd.	19	123
Sands China Ltd. (b)	4	10
Shangri-La Asia Ltd. (b)	10	8
Sun Hung Kai Properties Ltd.	7	89
SUNeVision Holdings Ltd.	15	11
Techtronic Industries Company Limited	17	183
Vitasoy International Holdings Ltd.	38	66
VTech Holdings Ltd.	25	196
WH Group Limited (c)	400	313
Wharf Real Estate Investment Company Limited	21	100
Yue Yuen Industrial Holdings Ltd.	44	58
		4,817
Denmark 2.0%
A P Moller - Maersk A/S - Class A	—	67
A P Moller - Maersk A/S - Class B	—	80
ALK-Abello A/S - Class B (b)	2	27
Ambu A/S - Class B	1	10
Carlsberg A/S - Class B	1	181
Chr. Hansen Holding A/S	2	164
Coloplast A/S - Class B	1	118
Demant A/S (b)	2	76
DFDS A/S	1	41
DSV Panalpina A/S	1	121
Genmab A/S (b)	1	177
GN Store Nord A/S	3	98
Netcompany Group A/S (b) (c)	—	18
Novo Nordisk A/S - Class B	11	1,197
Novozymes A/S - Class B	2	122
Orsted A/S (c)	1	75
Pandora A/S	4	231
Ringkjobing Landbobank. Aktieselskab	3	309
Rockwool International A/S - Class A	—	11
Rockwool International A/S - Class B	—	49
Royal Unibrew A/S	2	142
SimCorp A/S	1	72
Topdanmark A/S	2	107
Tryg A/S	9	212
Vestas Wind Systems A/S	7	153
		3,858
Italy 2.0%
A2A SpA	70	90
Assicurazioni Generali SpA	13	213
Atlantia SpA	1	15
Azimut Holding S.p.A.	10	170
Banca Mediolanum SpA	7	46
Banco BPM Societa' Per Azioni	102	291
Brunello Cucinelli S.p.A.	3	124
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	4	62
Davide Campari-Milano S.p.A.	1	15
DiaSorin S.p.A.	—	22
Enel SpA	55	304
ENI SpA	43	514
Erg S.P.A.	—	12
Ferrari N.V.	1	130
Finecobank Banca Fineco SPA	6	68
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A." (a)	2	23
Hera S.p.A. (a)	47	135
Intesa Sanpaolo SpA	101	189
Iren S.p.A.	33	73
Italgas S.p.A.	12	72
Iveco Group N.V. (b)	1	8
Leonardo S.p.A.	12	126
Mediobanca SpA	13	114
Moncler S.p.A.	2	86
Nexi S.p.A. (b)	2	14
Prada S.p.A.	10	56
Prysmian S.p.A.	2	50
Recordati Industria Chimica E Farmaceutica S.p.A.	4	184
Reply S.p.A.	1	73
Snam Rete Gas SpA	27	139
Telecom Italia SpA	223	58
Terna – Rete Elettrica Nazionale S.p.A.	3	25
UniCredit S.p.A.	27	260
UnipolSai Assicurazioni S.p.A. (a)	9	22
		3,783
Finland 1.3%
Elisa Oyj	3	174
Fortum Oyj	5	73
Kesko Oyj - Class B	8	189
Kojamo Oyj (c)	4	65
Kone Corporation	4	193
Neste Oyj	2	103
Nokia Oyj	42	193
Nokia Oyj - Series A - ADR	17	79
Nordea Bank ABP	17	147
Orion Oyj - Class B	4	172
Outokumpu Oyj	31	130
Outotec Oyj	8	61
Qt Group Oyj (a) (b)	—	24
Sampo Oyj - Class A	6	267
Stora Enso Oyj - Class R	8	126
Tietoevry Oyj	8	191
UPM-Kymmene Oyj	6	175
Valmet Oy	5	132
Wartsila Oyj	12	90
		2,584
Israel 1.1%
Airport City Ltd (b)	2	30
Alony Hetz Properties & Investments Ltd	6	76
Alrov Properties & Lodgings Ltd.	—	7
Ashtrom Group Ltd.	2	33
Azrieli Group Ltd.	—	10
Bank Hapoalim BM	10	82
Bank Leumi Le-Israel BM	17	153
Bezeq Israeli Telecommunication Corp. Ltd.	40	62
Clal Insurance Co Ltd. (b)	5	98
Danel (Adir Yehoshua) Ltd.	—	34
Delek Group Ltd.	1	143
Delta Galil Industries Ltd.	—	15
Elbit Systems Ltd.	—	39
Electra Ltd	—	9
Enlight Renewable Energy Ltd. (b)	27	52
Equital Ltd. (b)	2	61
Fox - Wizel Ltd	2	181
Gav-Yam Bayside Land Corp. Ltd.	4	29
Harel Insurance Investments & Financial Services Ltd.	5	48
Israel Chemicals Ltd.	7	59
Israel Discount Bank Ltd.	31	160
Isras - Investment Co. Ltd.	—	10
Menora Mivtachim Insurance Ltd.	1	22
Mizrahi Tefahot Bank Ltd.	3	91
Nice Ltd. (b)	—	7
Nova Measuring Instruments Ltd. (b)	1	45
Paz Oil Company Limited	1	97
Shikun & Binui Ltd.	8	32
Shufersal Ltd.	15	97
Strauss Group Ltd	1	32
Summit Real Estate Holdings Ltd	2	29
Tera Light Ltd (b)	1	2
Teva Pharmaceutical Industries Ltd - ADR (b)	14	108
The First International Bank of Israel Limited	2	71
The Phoenix Holdings Ltd	7	72
Tower Semiconductor Ltd. (b)	1	60
Y.H. Dimri Construction and Development Ltd.	—	25
		2,181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Belgium 1.1%
Ackermans	1	116
ageas SA/NV	4	161
Anheuser-Busch InBev	7	367
Colruyt SA	2	49
D'ieteren	—	22
Elia Group	1	71
Galapagos (a) (b)	3	155
KBC Groep NV	2	135
Lotus Bakeries	—	209
NV Bekaert SA	2	51
Proximus	10	145
Shurgard Self Storage Europe	—	15
Solvay SA	3	246
Telenet Group Holding	1	31
UCB SA	1	118
Umicore	4	139
		2,030
Singapore 1.0%
Allied Esports Entertainment, Inc.	83	58
Capitaland Investment Limited	7	20
ComfortDelgro Corp. Ltd.	42	42
DBS Group Holdings Ltd.	15	326
Genting Singapore Limited	118	61
Golden Agri-Resources Ltd.	434	78
Great Eastern Holdings Limited	1	18
Hutchison Port Holdings Trust	122	29
Jardine Cycle & Carriage Ltd.	2	41
Keppel Corporation Limited	12	55
Keppel Infrastructure Trust	46	19
Olam Group Limited (b)	15	16
Oversea-Chinese Banking Corporation Limited	23	186
Raffles Medical Group Ltd.	133	107
Sembcorp Industries Ltd	39	81
SembCorp Marine Ltd. (a) (b)	1,819	141
Sheng Siong Group Ltd.	22	25
Singapore Airlines Ltd. (a) (b)	19	71
Singapore Exchange Ltd.	13	86
Singapore Technologies Engineering Ltd.	10	31
Singapore Telecommunications Limited	8	14
SPH REIT Management Pte. Ltd.	19	13
United Overseas Bank Ltd.	10	189
Venture Corp. Ltd.	6	70
Wilmar International Limited	54	157
Yangzijiang Financial Holding Ltd. (b)	55	16
		1,950
Norway 0.9%
AF Gruppen ASA (a)	1	8
Aker ASA	1	31
Aker ASA	—	17
Aker BP ASA (c)	7	19
Arendals Fossekompani ASA	—	12
Austevoll Seafood ASA	2	18
Bonheur ASA	1	32
Borregaard ASA	2	32
Crayon Group Holding ASA (b)	1	14
DNB Bank ASA	5	92
Elkem ASA (c)	11	36
Equinor ASA	9	322
Eurizon Opportunita	4	20
Flex Lng Ltd. (a)	1	40
Frontline Ltd. (a) (b)	13	120
Gjensidige Forsikring ASA	1	28
Golden Ocean Group Limited	4	48
Grieg Seafood ASA	2	35
Kongsberg Gruppen ASA	1	36
Mowi ASA	3	74
MPC Container Ships ASA (a)	23	45
Nordic Semiconductor ASA (b)	—	6
Norsk Hydro ASA	5	25
Orkla ASA	5	41
Protector Forsikring ASA	4	38
SalMar ASA	—	18
Scatec Solar ASA (c)	7	62
Schibsted ASA - Class A	—	5
Schibsted ASA - Class B	2	29
Sparebank 1 BV	2	11
Sparebank 1 Sr-Bank Asa	2	16
Storebrand ASA	7	47
Subsea 7 S.A.	6	51
Telenor ASA	5	69
TGS NOPEC Geophysical Company ASA	5	64
TOMRA Systems ASA	1	9
Veidekke ASA	5	46
Wallenius Wilhelmsen ASA	3	16
Yara International ASA	1	50
		1,682
Ireland 0.8%
AIB Group Public Limited Company	23	51
Bank of Ireland Group Public Limited Company	36	225
CRH Plc	9	304
CRH public limited company - ADR (a)	9	309
Flutter Entertainment Public Limited Company (b)	—	50
Glambia Plc	4	40
Grafton Group Public Limited Company	6	58
James Hardie Industries Public Limited Company - CDI	6	132
Kerry Group Plc	1	60
Kingspan Group Plc	2	109
Smurfit Kappa Funding Designated Activity Company	7	226
		1,564
Austria 0.5%
Andritz AG	4	141
BAWAG Group AG (c)	2	84
Erste Group Bank AG	4	90
Mayr-Melnhof Karton Aktiengesellschaft	—	58
OMV AG	3	155
Raiffeisen Bank International AG	2	27
Strabag SE	—	15
Telekom Austria Aktiengesellschaft	7	44
UNIQA Insurance Group AG	10	68
Verbund AG	—	23
Voestalpine AG	4	88
Wienerberger AG	3	74
		867
Luxembourg 0.4%
Befesa (c)	1	31
Eurofins Scientific SE	2	187
L'Occitane International S.A.	18	57
Millicom International Cellular SA - SDR (a) (b)	7	99
SES S.A. - DRC	32	282
Tenaris S.A. - ADR	1	25
Tenaris SA	3	39
		720
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	4	13
Air New Zealand Limited (b)	64	23
Arvida Group Limited (a)	5	5
Auckland International Airport Limited (b)	9	40
Chorus Limited	15	68
Contact Energy Limited	2	11
EBOS Group Limited	1	13
Fisher & Paykel Healthcare Corp.	2	31
Fletcher Building Ltd.	12	37
Freightways Limited	8	44
Genesis Energy Limited	11	18
Infratil Limited	7	32
Mainfreight Limited	—	18
Meridian Energy Limited	7	21
Port of Tauranga Limited	1	4
Pushpay Holdings Limited (b)	27	22
Ryman Healthcare Ltd.	5	25
SKYCITY Entertainment Group Limited	26	47
Spark New Zealand Ltd.	15	44
Summerset Group Holdings Limited	5	28
The Warehouse Group Limited	4	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Xero Limited (b)	1	42
		594
Portugal 0.3%
Alphaquest Original Ltd	11	42
Banco Comercial Portugues S.A.	432	75
EDP Renovaveis, S.A.	3	70
Energias de Portugal SA	16	77
Galp Energia, SGPS, S.A.	15	180
Jeronimo Martins, SGPS, S.A.	3	55
SONAE - S.G.P.S., S.A.	23	28
		527
United States of America 0.2%
Bausch Health Companies Inc. (b)	1	10
Carnival Plc (b)	2	17
Primo Water Holdings LLC	2	32
Qiagen N.V. (b)	2	98
Qiagen N.V. (b)	2	92
STMicroelectronics N.V. - ADR	1	43
		292
China 0.1%
BOC Hong Kong Holdings Ltd.	27	107
SITC International Holdings Company Limited	35	99
Yangzijiang Shipbuilding (Holdings) Ltd.	55	37
		243
Chile 0.1%
Antofagasta PLC	11	156
United Arab Emirates 0.1%
Mediclinic International PLC	27	151
NMC Health PLC (e)	1	—
Malta 0.0%
Kindred Group PLC - SDR	7	58
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	48
Total Common Stocks (cost $217,173)		188,043
PREFERRED STOCKS 1.3%
Switzerland 0.8%
Roche Holding AG	4	1,408
Germany 0.5%
Bayerische Motoren Werke AG	1	70
Fuchs Petrolub SE	4	118
Henkel AG & Co. KGaA (f)	2	113
Porsche Automobil Holding SE (f)	2	160
Sartorius AG	—	79
Volkswagen AG (f)	3	445
		985
Italy 0.0%
Telecom Italia SpA	25	6
Total Preferred Stocks (cost $2,902)		2,399
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Total Warrants (cost $0)		—
RIGHTS 0.0%
Israel 0.0%
Shikun & Binui Ltd. (b)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund, 1.41% (h) (i)	3,403	3,403
Investment Companies 0.8%
JNL Government Money Market Fund, 1.02% (h) (i)	1,583	1,583
Total Short Term Investments (cost $4,986)		4,986
Total Investments 101.9% (cost $225,061)		195,428
Other Assets and Liabilities, Net (1.9)%		(3,592)
Total Net Assets 100.0%		191,836

(a) All or a portion of the security was on loan as of June 30, 2022.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $18 and 0.0% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	11/24/21	96	57	—
AENA, S.M.E., S.A.	05/04/20	31	27	—
Aker BP ASA	02/16/22	23	19	—
Amadeus IT Group SA	07/17/20	306	280	0.2
Amundi	09/30/19	99	86	0.1
Basic-Fit N.V.	06/17/20	65	59	—
BAWAG Group AG	05/29/20	112	84	0.1
Befesa	03/31/20	32	31	—
Bravida Holding AB	10/07/20	150	105	0.1
Budweiser Brewing Company APAC Limited	10/20/21	23	27	—
Cellnex Telecom, S.A.	06/25/19	41	32	—
Covestro AG	06/25/19	528	335	0.2
Dometic Group AB (publ)	09/07/21	82	42	—
Elkem ASA	07/07/21	43	36	—
Evolution Gaming Group AB (publ)	05/06/22	21	19	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	29	46	—
Just Eat Takeaway.Com N.V.	06/01/20	85	15	—
Knorr - Bremse Aktiengesellschaft	02/15/22	265	208	0.1
Kojamo Oyj	04/01/20	83	65	—
Koninklijke Philips N.V.	08/06/21	69	41	—
Netcompany Group A/S	04/08/20	26	18	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/DFA International Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
NYSE B.V.	06/26/19	377	315	0.2
Orsted A/S	12/23/20	101	75	0.1
Scatec Solar ASA	05/12/22	64	62	—
Scout24 Holding GmbH	10/27/20	214	155	0.1
Siemens Healthineers AG	03/04/21	37	30	—
Signify N.V.	06/25/19	296	212	0.1
Sinch AB (publ)	10/27/21	23	4	—
Thule Group AB	06/25/19	86	50	—
TUI AG - Class N	04/20/22	57	29	—
VAT Group AG	06/25/19	304	176	0.1
WH Group Limited	03/02/21	291	313	0.2
Worldline	06/25/19	303	257	0.2
Zalando SE	01/14/21	198	52	—
		4,560	3,362	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	27,620	160,390	33	188,043
Preferred Stocks	2,399	—	—	2,399
Warrants	—	—	—	—
Rights	—	—	—	—
Short Term Investments	4,986	—	—	4,986
	35,005	160,390	33	195,428

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 22.6%
3D Systems Corporation (a)	9	85
A10 Networks, Inc.	5	71
Accenture Public Limited Company - Class A	17	4,837
ACI Worldwide, Inc. (a)	8	202
Adobe Inc. (a)	12	4,285
ADS Alliance Data Systems, Inc.	5	174
ADTRAN, Inc.	6	97
Advanced Energy Industries, Inc.	3	195
Advanced Micro Devices, Inc. (a)	30	2,330
Agilysys, Inc. (a)	1	38
Akamai Technologies, Inc. (a)	6	516
Alarm.Com Holdings, Inc. (a)	2	142
Alpha and Omega Semiconductor Limited (a)	3	110
Altair Engineering Inc. - Class A (a)	1	63
Ambarella Inc. (a)	1	96
Amdocs Limited	7	612
American Software, Inc. - Class A	2	29
Amkor Technology, Inc.	25	425
Amphenol Corporation - Class A	17	1,118
Amtech Systems, Inc. (a)	1	7
Analog Devices, Inc.	10	1,440
ANSYS, Inc. (a)	2	582
AppFolio, Inc. - Class A (a)	—	45
Apple Inc.	422	57,762
Applied Materials, Inc.	36	3,235
Applied Optoelectronics, Inc. (a)	1	2
Arista Networks, Inc. (a)	8	732
Arlo Technologies, Inc. (a)	6	39
Arrow Electronics, Inc. (a)	6	635
Atlassian Corporation PLC - Class A (a)	2	418
Autodesk, Inc. (a)	7	1,164
Automatic Data Processing, Inc.	14	2,841
Avalara, Inc. (a)	4	251
Avaya Holdings Corp. (a)	8	18
Avid Technology, Inc. (a)	3	86
Avnet, Inc.	8	354
Axcelis Technologies, Inc. (a)	3	165
AXT, Inc. (a)	1	5
Badger Meter, Inc.	2	175
Bel Fuse Inc. - Class B	1	21
Belden Inc.	3	137
Benchmark Electronics, Inc.	5	108
Bill.Com Holdings Inc. (a)	3	327
Black Knight, Inc. (a)	6	400
Blackbaud, Inc. (a)	3	169
BM Technologies, Inc. - Class A (a)	1	3
Booz Allen Hamilton Holding Corporation - Class A	9	835
Box, Inc. - Class A (a)	12	303
Broadcom Inc.	15	7,392
Broadridge Financial Solutions, Inc.	6	843
Brooks Automation Inc.	5	337
CACI International Inc. - Class A (a)	2	442
Cadence Design Systems Inc. (a)	6	911
CalAmp Corp. (a)	3	11
Calix, Inc. (a)	4	137
Cass Information Systems, Inc.	1	42
CDK Global, Inc.	9	472
CDW Corp.	5	824
Ceridian HCM Holding Inc. (a)	4	208
CEVA Inc. (a)	1	27
Ciena Corp. (a)	11	512
Cirrus Logic Inc. (a)	5	336
Cisco Systems, Inc.	102	4,352
Citrix Systems Inc.	4	430
Clearfield, Inc. (a)	1	37
Cloudflare, Inc. - Class A (a)	3	121
CMC Materials, Inc	2	315
Cognex Corp.	7	292
Cognizant Technology Solutions Corp. - Class A	14	932
Cognyte Software Ltd (a)	5	21
Coherent Inc. (a)	2	458
Cohu Inc. (a)	5	130
CommScope Holding Company, Inc. (a)	11	68
CommVault Systems Inc. (a)	2	143
Computer Task Group Inc. (a)	3	22
Comtech Telecommunications Corp.	1	11
Concentrix Corporation	6	771
Conduent Inc. (a)	15	63
Consensus Cloud Solutions, Inc. (a)	1	63
Corning Incorporated	31	989
Coupa Software Incorporated (a)	2	132
CrowdStrike Holdings, Inc. - Class A (a)	2	267
CSG Systems International, Inc.	4	249
CTS Corp.	3	115
Cyberoptics Corp. (a)	1	20
Daktronics Inc. (a)	5	15
Datadog, Inc. - Class A (a)	2	156
Dell Technology Inc. - Class C	8	356
Digi International Inc. (a)	4	88
Diodes Inc. (a)	3	192
DocuSign, Inc. (a)	2	94
Dolby Laboratories, Inc. - Class A	4	318
DoubleVerify Holdings, Inc. (a)	2	42
Dropbox, Inc. - Class A (a)	16	326
Duck Creek Technologies, Inc. (a)	3	51
DXC Technology Company (a)	20	607
Dynatrace Holdings LLC (a)	8	305
Ebix Inc.	4	70
EchoStar Corp. - Class A (a)	4	80
Elastic NV (a)	1	76
EMCORE Corporation (a)	3	10
Emersub CX, Inc. (a)	2	370
Enphase Energy, Inc. (a)	4	725
Entegris, Inc.	4	355
Envestnet, Inc. (a)	2	93
EPAM Systems, Inc. (a)	1	392
ePlus Inc. (a)	2	105
Euronet Worldwide Inc. (a)	3	328
Everbridge, Inc. (a)	1	17
EVERTEC, Inc.	6	235
EVO Payments, Inc. - Class A (a)	1	26
ExlService Holdings Inc. (a)	2	250
Extreme Networks, Inc. (a)	6	52
F5 Networks, Inc. (a)	3	412
Fabrinet (a)	2	188
Fair Isaac Corporation (a)	1	334
FARO Technologies Inc. (a)	1	35
Fidelity National Information Services, Inc.	15	1,360
First Solar, Inc. (a)	7	465
Fiserv, Inc. (a)	13	1,179
Five9 Inc. (a)	1	114
FleetCor Technologies Inc. (a)	4	868
Flex Ltd. (a)	45	649
FormFactor Inc. (a)	6	214
Fortinet, Inc. (a)	17	954
Frequency Electronics Inc. (a)	1	7
Gartner Inc. (a)	3	776
Genpact Limited	16	662
Global Payments Inc.	9	1,027
Globant S.A. (a)	1	255
GoDaddy Inc. - Class A (a)	5	366
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	4	295
Hackett Group Inc.	3	62
Harmonic, Inc. (a)	10	90
Hewlett Packard Enterprise Company	48	630
HP Inc.	27	891
HubSpot Inc. (a)	1	226
Ichor Holdings, Ltd. (a)	2	63
II-VI Incorporated (a)	6	285
Infinera Corporation (a)	11	59
Insight Enterprises, Inc. (a)	3	270
Intel Corporation	151	5,640
InterDigital Communications, Inc.	1	86
International Business Machines Corporation	42	5,876
International Money Express Inc. (a)	4	78

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Intevac Inc. (a)	1	5
Intuit Inc.	4	1,514
IPG Photonics Corporation (a)	3	286
Itron Inc. (a)	3	164
J2 Cloud Services, LLC (a)	4	321
Jabil Inc.	16	822
Jack Henry & Associates Inc.	4	655
Juniper Networks, Inc.	21	602
KBR, Inc.	14	660
Key Tronic Corp. (a)	—	2
Keysight Technologies, Inc. (a)	8	1,079
Kimball Electronics Group, LLC (a)	3	53
KLA-Tencor Corp.	6	1,835
Knowles Corporation (a)	8	147
Kulicke & Soffa Industries Inc.	4	192
KVH Industries Inc. (a)	2	13
Kyndryl Holdings, Inc. (a)	8	78
Lam Research Corp.	5	2,313
Lattice Semiconductor Corp. (a)	6	275
Leidos Holdings Inc.	7	679
Limelight Networks, Inc. (a)	7	17
Littelfuse Inc.	2	434
Liveramp, Inc. (a)	5	131
Lumentum Holdings Inc. (a)	5	364
MACOM Technology Solutions Holdings, Inc. (a)	4	172
MagnaChip Semiconductor, Ltd. (a)	4	59
Mandiant, Inc. (a)	10	208
Manhattan Associates Inc. (a)	3	348
Mantech International Corp. - Class A	3	253
Marvell Technology, Inc.	15	652
MasterCard Incorporated - Class A	25	8,009
MAXIMUS Inc.	6	383
MaxLinear, Inc. (a)	4	143
Methode Electronics Inc.	4	147
Microchip Technology Incorporated	20	1,178
Micron Technology, Inc.	50	2,740
Microsoft Corporation	195	50,018
MKS Instruments, Inc.	4	435
Momentive Global Inc. (a)	3	23
MongoDB, Inc. - Class A (a)	1	220
Monolithic Power Systems Inc.	1	407
Motorola Solutions Inc.	5	1,035
N-Able, Inc. (a)	2	16
National Instruments Corp.	8	240
NCR Corporation (a)	10	311
NeoPhotonics Corporation (a)	3	48
NetApp, Inc.	9	562
NETGEAR, Inc. (a)	3	62
NetScout Systems, Inc. (a)	6	219
NortonLifelock Inc.	18	391
Novantas Inc. (a)	3	338
NVE Corp.	—	22
NVIDIA Corporation	50	7,523
NXP Semiconductors N.V.	3	465
Okta, Inc. - Class A (a)	3	247
On Semiconductor Corporation (a)	20	1,028
Onespan, Inc. (a)	3	40
Onto Innovation Inc. (a)	4	275
Oracle Corporation	35	2,424
OSI Systems Inc. (a)	1	95
Palantir Technologies Inc. - Class A (a)	14	131
Palo Alto Networks, Inc. (a)	1	559
Paya Holdings Inc. - Class A (a)	6	38
Paychex Inc.	9	1,057
Paycom Software, Inc. (a)	2	480
Paylocity Holding Corporation (a)	2	323
Paypal Holdings, Inc. (a)	17	1,194
PC Connection, Inc.	3	136
PDF Solutions Inc. (a)	2	51
Pegasystems Inc.	2	93
Perficient, Inc. (a)	3	230
PFSweb Inc. (a)	2	27
Photronics Inc. (a)	7	137
Pineapple Energy Inc. (a)	—	1
Ping Identity Holding Corp. (a)	3	55
Plexus Corp. (a)	3	214
Power Integrations Inc.	4	279
Progress Software Corp.	4	186
PTC Inc. (a)	4	449
Pure Storage, Inc. - Class A (a)	10	254
Q2 Holdings, Inc. (a)	2	81
Qorvo, Inc. (a)	6	571
Qualcomm Incorporated	37	4,765
Qualys, Inc. (a)	2	291
Rambus Inc. (a)	9	194
Ribbon Communications Inc. (a)	7	21
Richardson Electronics Ltd.	1	9
Rogers Corp. (a)	1	383
SailPoint Technologies Holdings, Inc. (a)	1	69
Salesforce.Com, Inc. (a)	16	2,653
Sanmina Corp. (a)	6	228
Sapiens International Corporation N.V.	1	20
ScanSource Inc. (a)	4	119
Science Applications International Corp.	5	426
Seagate Technology Holdings Public Limited Company	10	683
Semtech Corp. (a)	4	205
ServiceNow, Inc. (a)	2	843
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	2	350
Skyworks Solutions, Inc.	9	852
SMART Global Holdings, Inc. (a)	6	92
Snowflake Inc. - Class A (a)	—	61
SolarEdge Technologies Ltd. (a)	1	275
SolarWinds Corporation	5	47
Splunk Inc. (a)	2	213
Spotify Technology S.A. (a)	5	430
SPS Commerce, Inc. (a)	2	240
Square, Inc. - Class A (a)	3	163
SS&C Technologies Holdings, Inc.	10	555
Stratasys, Inc. (a)	5	97
Super Micro Computer, Inc. (a)	2	93
Switch Inc - Class A	6	186
Synaptics Incorporated (a)	2	294
Synchronoss Technologies, Inc. (a)	4	5
SYNNEX Corporation	6	518
Synopsys Inc. (a)	3	806
TE Connectivity Ltd. (b)	7	849
Teradata Corporation (a)	9	351
Teradyne Inc.	9	798
Tessco Technologies Inc. (a)	1	4
Texas Instruments Incorporated	34	5,205
The Trade Desk, Inc. - Class A (a)	5	225
The Western Union Company	19	316
Transact Technologies Inc. (a)	—	—
Trimble Inc. (a)	8	479
TTEC Holdings, Inc.	5	310
TTM Technologies, Inc. (a)	9	117
Twilio Inc. - Class A (a)	2	168
Tyler Technologies Inc. (a)	1	385
Ultra Clean Holdings, Inc. (a)	3	89
Unisys Corp. (a)	4	47
Unity Software Inc. (a)	2	56
Universal Display Corporation	2	238
Upstate Property Rentals, LLC (a)	2	62
Veeco Instruments Inc. (a)	5	101
Verint Systems Inc. (a)	5	213
VeriSign, Inc. (a)	3	579
Verra Mobility Corporation - Class A (a)	10	154
ViaSat, Inc. (a)	5	150
Viavi Solutions Inc. (a)	17	221
Visa Inc. - Class A	42	8,362
Vishay Intertechnology Inc.	11	197
Vishay Precision Group, Inc. (a)	1	20
VMware, Inc. - Class A	5	600
Vontier Corporation	10	226
Western Digital Corporation (a)	13	601
Wex, Inc. (a)	3	416
Wolfspeed, Inc. (a)	5	293
Workday, Inc. - Class A (a)	2	232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Xerox Holdings Corporation	13	189
Xperi Holding Corporation	15	211
Zebra Technologies Corp. - Class A (a)	2	519
Zendesk, Inc. (a)	1	68
Zoom Video Communications, Inc. - Class A (a)	2	240
Zscaler, Inc. (a)	1	192
		279,925
Financials 13.5%
1st Source Corporation	3	147
Affiliated Managers Group, Inc.	4	438
AFLAC Incorporated	16	902
Alleghany Corporation (a)	1	671
Allegiance Bancshares, Inc.	2	64
Ally Financial Inc.	24	790
A-Mark Precious Metals, Inc.	1	25
Ambac Financial Group, Inc. (a)	4	46
Amerant Bancorp Inc. - Class A	2	46
American Equity Investment Life Holding Company	9	313
American Express Company	18	2,470
American Financial Group, Inc.	6	898
American International Group, Inc.	24	1,202
American National Bankshares Inc.	1	22
Ameriprise Financial, Inc.	5	1,226
Ameris Bancorp	5	191
Amerisafe, Inc.	2	109
AON Public Limited Company - Class A	6	1,629
Arch Capital Group Ltd. (a)	17	753
Ares Management Corporation - Class A	4	229
Argo Group International Holdings, Ltd.	3	117
Arrow Financial Corporation	2	64
Arthur J Gallagher & Co.	7	1,098
Artisan Partners Asset Management Inc. - Class A	4	131
Associated Banc-Corp	14	255
Assurant, Inc.	4	695
Assured Guaranty Ltd.	6	353
Atlantic Union Bank	7	225
Atlanticus Holdings Corporation (a)	1	35
AXIS Capital Holdings Limited	6	314
Axos Financial, Inc. (a)	7	247
B. Riley & Co., LLC	2	64
Banc of California, Inc.	6	97
BancFirst Corporation	3	329
Bank of America Corporation	168	5,241
Bank of Hawaii Corporation	3	231
Bank of Marin Bancorp	2	54
Bank of N.T. Butterfield & Son Limited (The)	6	173
Bank OZK	9	355
BankFinancial Corporation	2	20
BankUnited, Inc.	9	306
Banner Corporation	3	158
Bar Harbor Bankshares	1	34
Berkshire Hathaway Inc. - Class B (a)	42	11,399
Berkshire Hills Bancorp, Inc.	6	160
BGC Partners, Inc. - Class A	34	116
BlackRock, Inc.	3	2,012
Blucora, Inc. (a)	4	79
BOK Financial Corporation	4	333
Brighthouse Financial, Inc. (a)	7	300
Brightsphere Investment Group Inc.	2	39
Brookline Bancorp, Inc.	7	96
Brown & Brown Inc.	12	676
Byline Bancorp, Inc.	3	82
C&F Financial Corporation	—	2
Cadence Bank	15	364
Camden National Corp.	2	84
Cannae Holdings, Inc. (a)	8	154
Capital City Bank Group Inc.	1	28
Capital One Financial Corporation	22	2,279
Capitol Federal Financial	13	123
Capstar Financial Holdings, Inc.	1	16
Cathay General Bancorp	7	263
Cboe Global Markets, Inc.	5	611
CBTX, Inc.	1	33
Central Pacific Financial Corp.	4	80
Central Valley Community Bancorp	—	3
Chubb Limited	10	1,943
Cincinnati Financial Corporation	6	732
Citigroup Inc.	52	2,395
Citizens & Northern Corp.	1	18
Citizens Financial Group Inc.	23	835
Citizens Inc. - Class A (a)	4	16
City Holdings Co.	1	105
CME Group Inc. - Class A	7	1,334
CNA Financial Corp.	1	67
CNB Financial Corp.	1	32
Codorus Valley Bancorp Inc.	—	7
Cohen & Steers, Inc.	4	272
Columbia Banking System Inc.	6	184
Columbia Financial, Inc. (a)	6	121
Comerica Inc.	9	692
Commerce Bancshares Inc.	9	593
Community Bank System Inc.	4	231
Community Trust Bancorp Inc.	2	84
ConnectOne Bancorp, Inc.	6	135
Consumer Portfolio Services Inc. (a)	2	22
Cowen Inc. - Class A	2	53
Crawford & Co. - Class B	1	10
Credit Acceptance Corp. (a) (c)	2	720
Cullen/Frost Bankers Inc.	5	563
Customers Bancorp, Inc. (a)	3	112
CVB Financial Corp.	11	279
Diamond Hill Investment Group, Inc. - Class A	—	83
Dime Community Bancshares, Inc.	4	130
Discover Financial Services	19	1,759
Donegal Group Inc. - Class A	2	27
Donnelley Financial Solutions, Inc. (a)	5	157
Eagle Bancorp Inc.	4	170
East West Bancorp, Inc.	11	734
eHealth, Inc. (a)	2	14
Employer Holdings Inc.	4	153
Encore Capital Group, Inc. (a)	4	235
Enova International, Inc. (a)	4	124
Enstar Group Limited (a)	1	271
Enterprise Financial Services Corp.	3	122
Equitable Holdings, Inc.	35	918
Equity Bancshares, Inc. - Class A	1	31
Erie Indemnity Company - Class A	3	498
ESSA Bancorp, Inc.	1	16
Essent Group Ltd.	10	401
Evercore Inc. - Class A	4	402
Everest Re Group, Ltd.	1	422
EZCORP, Inc. - Class A (a)	7	55
FactSet Research Systems Inc.	1	567
Farmers National Banc Corp.	1	12
FB Financial Corporation	5	177
Federal Agricultural Mortgage Corporation - Class C	1	88
Federated Investors, Inc. - Class B	9	293
Fidelity National Financial, Inc. - Class A	22	806
Fifth Third Bancorp	28	953
Financial Institutions Inc.	2	50
First American Financial Corporation	11	602
First Bancorp.	4	123
First Bancorp.	22	283
First Bancshares Inc.	1	22
First Busey Corporation	4	89
First Business Financial Services, Inc.	1	29
First Citizens BancShares, Inc. - Class A	1	796
First Commonwealth Financial Corporation	8	114
First Community Bancshares, Inc.	2	51
First Financial Bancorp.	7	138
First Financial Bankshares, Inc.	10	381
First Financial Corporation	1	43
First Financial Northwest, Inc.	1	16
First Foundation Inc.	4	84
First Hawaiian, Inc.	9	193
First Horizon National Corporation	40	872
First Interstate BancSystem, Inc. - Class A	8	304
First Merchants Corporation	5	186
First Mid Bancshares, Inc.	2	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
First Republic Bank	6	801
FirstCash Holdings, Inc.	3	243
Flagstar Bancorp, Inc.	6	198
Flushing Financial Corp.	3	74
FNB Corp.	30	329
Franklin Resources Inc.	20	464
Fulton Financial Corp.	15	219
GAMCO Investors Inc. - Class A	1	26
GBLI Holdings, LLC - Class A	1	26
Genworth Financial, Inc. - Class A (a)	49	172
German American Bancorp Inc.	3	93
Glacier Bancorp, Inc.	6	300
Globe Life Inc.	7	646
Goosehead Insurance, Inc. - Class A	1	64
Great Southern Bancorp Inc.	2	107
Green Dot Corporation - Class A (a)	3	87
Greenhill & Co. Inc.	2	23
Greenlight Capital Re, Ltd. - Class A (a)	3	25
Hallmark Financial Services, Inc. (a)	2	5
Hamilton Lane Inc. - Class A	1	99
Hancock Whitney Co.	6	251
Hanmi Financial Corp.	3	78
Hanover Insurance Group Inc.	4	524
HarborOne Bancorp, Inc.	8	106
HCI Group, Inc.	2	103
Heartland Financial USA, Inc.	4	182
Hennessy Advisors Inc. (c)	—	4
Heritage Commerce Corp.	5	49
Heritage Financial Corporation	4	106
Heritage Insurance Holdings, Inc.	3	7
Hilltop Holdings Inc.	9	237
Home BancShares, Inc.	11	238
HomeStreet, Inc.	3	99
HomeTrust Bancshares Inc.	1	36
Hope Bancorp, Inc.	13	175
Horace Mann Educators Corp.	4	144
Horizon Bancorp Inc.	5	79
Houlihan Lokey Inc. - Class A	4	327
Huntington Bancshares Incorporated	57	681
Independence Holdings, LLC	14	541
Independent Bank Corp.	3	48
Independent Bank Corp.	5	401
Independent Bank Group, Inc.	4	283
Interactive Brokers Group, Inc. - Class A	2	137
Intercontinental Exchange, Inc.	10	913
International Bancshares Corporation	6	239
Invesco Ltd.	25	404
James River Group, Inc.	2	39
Janus Henderson Group PLC	14	340
Jefferies Financial Group Inc.	18	497
JPMorgan Chase & Co.	99	11,116
K.K.R. Co., Inc. - Class A	16	729
Kearny Financial Corp	11	123
Kemper Corp.	6	309
KeyCorp	37	634
Kinsale Capital Group, Inc.	1	338
Lakeland Bancorp Inc.	7	107
Lakeland Financial Corp.	2	117
Lazard Ltd - Class A	11	371
LendingClub Corporation (a)	15	171
LendingTree, Inc. (a)	—	19
Lincoln National Corporation	7	330
Live Oak Bancshares, Inc.	4	146
Loews Corp.	10	599
LPL Financial Holdings Inc.	6	1,056
M&T Bank Corporation	9	1,410
Macatawa Bank Corp.	1	5
Maiden Holdings, Ltd. (a)	9	18
Manning & Napier, Inc. - Class A	1	13
Markel Corporation (a)	1	731
MarketAxess Holdings Inc.	2	497
Marsh & McLennan Companies, Inc.	12	1,891
MBIA Inc. (a)	14	173
Mercantile Bank Corp.	2	65
Merchants Bancorp, Inc.	1	17
Mercury General Corp.	5	212
Meta Financial Group, Inc.	3	133
MetLife, Inc.	17	1,089
Metropolitan Bank Holding Corp. (a)	1	91
MGIC Investment Corp.	26	323
Midland States Bancorp Inc.	2	37
MidWestOne Financial Group Inc.	1	23
Moelis & Company LLC - Class A	4	147
Moody's Corp.	5	1,303
Morgan Stanley	45	3,453
Morningstar Inc.	3	674
Mr. Cooper Group Inc. (a)	7	249
MSCI Inc. - Class A	2	796
NASDAQ Inc.	6	877
National Bank Holdings Corp. - Class A	3	117
National Bankshares Inc.	—	2
National Western Life Group Inc. - Class A	—	76
Navient Corporation	19	267
NBT Bancorp Inc.	5	170
Nelnet, Inc. - Class A	3	224
New York Community Bancorp Inc. - Series A	35	322
Nicholas Financial, Inc. (a)	1	6
Nicolet Bankshares, Inc. (a)	—	20
NMI Holdings Inc. - Class A (a)	7	118
Northern Trust Corp.	9	913
Northfield Bancorp Inc.	5	69
Northrim BanCorp Inc.	—	16
Northwest Bancshares Inc.	12	155
OceanFirst Financial Corp.	7	135
Ocwen Financial Corporation (a)	—	6
OFG Bancorp	6	158
Old National Bancorp	25	375
Old Republic International Corp.	23	512
Old Second Bancorp Inc.	1	9
Open Lending Corporation - Class A (a)	3	31
Oppenheimer Holdings Inc. - Class A	1	36
Origin Bancorp, Inc.	1	32
Pacific Premier Bancorp, Inc.	9	253
PacWest Bancorp	7	198
Palomar Holdings, Inc. (a)	1	52
Park National Corp.	1	171
Peapack Gladstone Financial Corp.	2	68
Penns Woods Bancorp Inc.	—	8
Peoples Bancorp Inc.	2	56
Peoples Financial Services Corp.	—	12
Pinnacle Financial Partners, Inc.	5	344
Piper Jaffray Cos.	2	204
PJT Partners Inc. - Class A	1	74
Popular Inc.	7	532
Preferred Bank	2	109
Premier Financial Corporation	3	88
Primerica, Inc.	4	443
Principal Financial Group, Inc.	10	638
ProAssurance Corporation	6	143
Progressive Corp.	13	1,546
Prosperity Bancshares Inc.	7	465
Provident Financial Holdings Inc.	—	6
Provident Financial Services, Inc.	7	151
Prudential Bancorp Inc of Pennsylvania	—	4
Prudential Financial Inc.	9	874
Pzena Investment Management, Inc. - Class A	2	12
QCR Holdings, Inc.	1	53
Radian Group Inc.	15	285
Raymond James Financial Inc.	9	812
Regional Management Corp.	2	67
Regions Financial Corporation	37	688
Reinsurance Group of America, Incorporated	4	459
RenaissanceRe Holdings Ltd	3	400
Renasant Corporation	5	155
Republic Bancorp Inc. - Class A	2	87
Republic First Bancorp Inc. (a)	2	9
RLI Corp.	3	293
Rocket Companies, Inc. - Class A	13	93
S&P Global Inc.	6	2,131
S&T Bancorp Inc.	4	106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Safety Insurance Group, Inc.	2	159
Sandy Spring Bancorp Inc.	5	182
Seacoast Banking Corp. of Florida	4	125
SEI Investments Co.	11	571
Selective Insurance Group Inc.	4	389
ServisFirst Bancshares, Inc.	4	311
Sierra BanCorp	1	32
Signature Bank	2	412
Simmons First National Corp. - Class A	9	187
SiriusPoint Ltd (a)	12	62
SLM Corporation	33	530
South State Corp.	5	423
Southern Missouri Bancorp Inc.	1	26
Southside Bancshares, Inc.	4	146
State Street Corporation	13	821
Sterling Bancorp, Inc. (a)	3	15
Stewart Information Services Corp.	3	125
Stifel Financial Corp.	8	455
Stock Yards Bancorp Inc.	2	115
StoneX Group Inc. (a)	2	144
SVB Financial Group (a)	2	892
Synchrony Financial	34	933
Synovus Financial Corp.	13	479
T. Rowe Price Group, Inc.	13	1,477
Territorial Bancorp Inc.	1	23
Texas Capital Bancshares, Inc. (a)	5	259
TFS Financial Corporation	11	145
The Allstate Corporation	17	2,188
The Bancorp, Inc. (a)	7	128
The Bank of New York Mellon Corporation	19	797
The Blackstone Group Inc. - Class A	18	1,605
The Charles Schwab Corporation	24	1,540
The First Bancorp, Inc.	1	34
The First of Long Island Corporation	2	41
The Goldman Sachs Group, Inc.	11	3,271
The Hartford Financial Services Group, Inc.	15	954
The PNC Financial Services Group, Inc.	10	1,501
The PRA Group, Inc. (a)	4	163
The Travelers Companies, Inc.	12	1,990
Tiptree Inc.	3	31
Tompkins Financial Corp.	2	113
TowneBank	7	181
Tradeweb Markets Inc. - Class A	4	251
Trico Bancshares	4	162
Triumph Bancorp, Inc. (a)	2	137
Truist Financial Corporation	30	1,432
Trupanion Inc. (a) (c)	1	60
Trustco Bank Corp N Y	2	69
Trustmark Corp.	6	163
U.S. Bancorp	46	2,109
UMB Financial Corp.	4	362
Umpqua Holdings Corp.	18	299
United Bankshares Inc.	12	418
United Community Banks, Inc.	8	239
United Fire Group Inc.	3	102
United Insurance Holdings Corp.	8	12
Universal Insurance Holdings, Inc.	6	78
Univest Financial Corporation	3	77
Unum Group	15	525
Valley National Bancorp	32	331
Veritex Holdings Inc.	4	110
Virtu Financial Inc. - Class A	9	199
Virtus Partners, Inc.	1	137
Voya Financial, Inc.	8	503
W. R. Berkley Corporation	11	783
Walker & Dunlop, Inc.	3	318
Washington Federal Inc.	7	210
Washington Trust Bancorp, Inc.	2	100
Waterstone Financial, Inc.	3	56
Webster Financial Corp.	16	678
Wells Fargo & Company	126	4,932
WesBanco Inc.	6	181
West Bancorporation, Inc.	2	44
Westamerica Bancorp	3	157
Western Alliance Bancorp	7	506
Westwood Holdings Group Inc.	1	11
White Mountains Insurance Group Ltd	—	319
Willis Towers Watson Public Limited Company	4	804
Wintrust Financial Corporation	5	421
WisdomTree Investments, Inc.	17	88
World Acceptance Corp. (a)	1	102
WSFS Financial Corp.	6	245
Zions Bancorp	10	503
		167,434
Health Care 13.1%
10X Genomics, Inc. - Class A (a)	1	64
Abbott Laboratories	34	3,730
AbbVie Inc.	68	10,412
ABIOMED, Inc. (a)	1	324
Acadia Healthcare Company, Inc. (a)	6	386
ACADIA Pharmaceuticals Inc. (a)	5	74
Accuray Incorporated (a)	6	11
Adaptive Biotechnologies Corporation (a)	4	29
Addus HomeCare Corporation (a)	1	92
Adverum Biotechnologies, Inc. (a)	10	12
Agilent Technologies, Inc.	9	1,121
Agilon Health Management, Inc. (a)	6	125
Agios Pharmaceuticals, Inc. (a)	2	47
Akebia Therapeutics, Inc. (a)	12	4
Alector, Inc. (a)	6	60
Align Technology, Inc. (a)	1	316
Alkermes Public Limited Company (a)	9	269
Allakos Inc. (a)	—	1
Allscripts Healthcare Solutions, Inc. (a)	13	191
Alnylam Pharmaceuticals, Inc. (a)	1	217
Amedisys, Inc. (a)	2	232
American Well Corporation - Class A (a)	6	27
AmerisourceBergen Corporation	7	1,032
Amgen Inc.	16	3,866
AMN Healthcare Services, Inc. (a)	4	407
Amneal Pharmaceuticals, Inc. - Class A (a)	5	16
Amphastar Pharmaceuticals, Inc. (a)	4	147
Anaptysbio, Inc. (a)	2	40
AngioDynamics, Inc. (a)	4	86
ANI Pharmaceuticals, Inc. (a)	1	23
Anika Therapeutics, Inc. (a)	1	33
Anthem, Inc.	6	2,802
Apollo Medical Holdings, Inc. (a) (d)	2	77
Arcus Biosciences, Inc. (a)	6	140
Ardelyx, Inc. (a)	1	—
Atara Biotherapeutics, Inc. (a)	4	32
AtriCure, Inc. (a)	2	70
Atrion Corporation	—	103
Avanos Medical, Inc. (a)	5	124
Avantor, Inc. (a)	27	852
Axonics Modulation Technologies, Inc. (a)	1	77
Baxter International Inc.	13	815
Becton, Dickinson and Company	5	1,140
Biogen Inc. (a)	5	1,079
Biohaven Pharmaceutical Holding Company Ltd. (a)	1	166
BioMarin Pharmaceutical Inc. (a)	6	466
Bio-Rad Laboratories, Inc. - Class A (a)	1	464
Bio-Techne Corporation	1	410
Bluebird Bio, Inc. (a) (c)	4	16
Blueprint Medicines Corporation (a)	2	119
Boston Scientific Corporation (a)	25	938
Bristol-Myers Squibb Company	78	5,972
Brookdale Senior Living Inc. (a)	23	103
Bruker Corp.	12	771
Cardinal Health, Inc.	13	691
Caredx, Inc. (a)	2	35
Catalent Inc. (a)	6	616
Catalyst Pharmaceuticals, Inc. (a)	7	53
Celldex Therapeutics, Inc. (a)	1	19
Centene Corporation (a)	15	1,251
Change Healthcare Inc. (a)	12	266
Charles River Laboratories International Inc. (a)	2	328
Chemed Corporation	1	558
ChemoCentryx, Inc. (a)	4	109
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Chimerix, Inc. (a)	5	11
Chinook Therapeutics, Inc. (a)	5	81
Cigna Holding Company	10	2,747
Community Health Systems Inc. (a)	12	44
Computer Programs & Systems Inc. (a)	1	24
Concert Pharmaceuticals Inc. (a)	—	2
Conmed Corp.	2	147
Cooper Cos. Inc.	2	504
Corcept Therapeutics Inc. (a)	6	138
Coronado Topco, Inc. (a)	3	282
Corvel Corp. (a)	1	187
Covetrus, Inc. (a)	8	161
CRISPR Therapeutics AG (a) (c)	3	174
Cross Country Healthcare Inc. (a)	2	49
CryoLife Inc. (a)	3	53
Cumberland Pharmaceuticals Inc. (a)	1	2
CVS Health Corporation	45	4,204
Danaher Corporation	13	3,269
DaVita Inc. (a)	8	653
Deciphera Pharmaceuticals, Inc. (a)	5	68
Denali Therapeutics Inc. (a)	5	158
Dentsply Sirona Inc.	7	254
DexCom Inc. (a)	5	356
Eagle Pharmaceuticals Inc. (a)	1	59
Editas Medicine, Inc. (a)	2	21
Edwards Lifesciences Corporation (a)	10	914
Elanco Animal Health (a)	23	460
Eli Lilly & Co.	23	7,373
Embecta Corp. (a)	1	23
Emergent BioSolutions Inc. (a)	4	126
Enanta Pharmaceuticals, Inc. (a)	2	75
Encompass Health Corporation	8	441
Endo International Public Limited Company (a)	23	11
Enovis Corporation (a)	3	183
Envista Holdings Corporation (a)	12	467
Enzo Biochem Inc. (a)	4	7
Evolent Health, Inc. - Class A (a)	6	183
Exact Sciences Corporation (a)	3	125
Exelixis, Inc. (a)	21	438
Fate Therapeutics, Inc. (a)	2	38
FibroGen, Inc. (a)	1	16
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	17
Gilead Sciences, Inc.	53	3,261
Glaukos Corp. (a)	3	115
Global Blood Therapeutics, Inc. (a)	4	119
Globus Medical Inc. - Class A (a)	6	316
Guardant Health, Inc. (a)	4	151
Haemonetics Corp. (a)	3	227
Halozyme Therapeutics, Inc. (a)	8	338
Hanger, Inc. (a)	3	40
Harmony Biosciences Holdings Inc. (a)	2	85
Harvard Bioscience Inc. (a)	2	6
HCA Healthcare, Inc.	6	969
Health Catalyst, Inc. (a)	1	18
Healthcare Services Group Inc.	5	88
HealthEquity, Inc. (a)	5	289
Healthstream, Inc. (a)	2	46
Henry Schein Inc. (a)	7	530
Heska Corporation (a)	—	15
Hologic Inc. (a)	15	1,014
Horizon Therapeutics Public Limited Company (a)	7	597
Humana Inc.	3	1,439
ICU Medical, Inc. (a)	1	181
IDEAYA Biosciences, Inc. (a)	1	20
IDEXX Laboratories, Inc. (a)	2	806
Illumina, Inc. (a)	2	421
ImmunoGen, Inc. (a)	12	55
Inari Medical, Inc. (a)	1	60
Incyte Corporation (a)	5	374
Innoviva, Inc. (a)	12	176
Inogen, Inc. (a)	1	29
Insmed Inc. (a)	3	52
Insulet Corporation (a)	1	249
Integer Holdings Corporation (a)	3	205
Integra LifeSciences Holdings Corp. (a)	5	278
Intellia Therapeutics, Inc. (a)	3	151
Intra-Cellular Therapies, Inc. (a)	4	230
Intuitive Surgical, Inc. (a)	6	1,170
Invacare Corp. (a)	4	5
Ionis Pharmaceuticals Inc. (a)	2	62
Iovance Biotherapeutics Inc. (a)	10	113
IQVIA Inc. (a)	5	1,063
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	105
Jazz Pharmaceuticals Public Limited Company (a)	4	591
Johnson & Johnson	76	13,526
Karuna Therapeutics, Inc. (a)	1	111
Kodiak Sciences, Inc. (a)	3	20
Krystal Biotech, Inc. (a)	2	107
Kura Oncology, Inc. (a)	3	47
Kymera Therapeutics, Inc. (a)	2	39
Laboratory Corporation of America Holdings	4	967
Lantheus Holdings Inc. (a)	5	327
LeMaitre Vascular Inc.	2	73
Lensar, Inc. (a)	—	3
LHC Group, Inc. (a)	2	316
Ligand Pharmaceuticals Incorporated (a)	1	112
LivaNova PLC (a)	4	221
Lumos Pharma, Inc. (a)	—	1
MacroGenics Inc. (a)	3	9
Madrigal Pharmaceuticals Inc. (a)	—	35
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	140
Masimo Corp. (a)	3	411
McKesson Corporation	5	1,493
Mednax, Inc. (a)	7	143
Medpace Holdings, Inc. (a)	2	364
Medtronic Public Limited Company	22	1,964
Merck & Co., Inc.	64	5,873
Meridian Bioscience Inc. (a)	4	131
Merit Medical Systems Inc. (a)	4	193
Mesa Laboratories, Inc.	—	53
Mettler-Toledo International Inc. (a)	1	1,037
Mirati Therapeutics, Inc. (a)	2	103
Moderna, Inc. (a)	12	1,703
ModivCare Inc. (a)	2	133
Molina Healthcare, Inc. (a)	3	739
Morphic Holding, Inc. (a)	1	27
Myriad Genetics, Inc. (a)	6	103
National Healthcare Corp.	2	137
National Research Corp.	1	27
Natus Medical Inc. (a)	3	97
Nektar Therapeutics (a)	6	23
Neogen Corp. (a)	7	161
Neogenomics Laboratories, Inc. (a)	3	26
Neurocrine Biosciences, Inc. (a)	4	366
Nevro Corp. (a)	1	30
Nextgen Healthcare Inc. (a)	7	129
NGM Biopharmaceuticals, Inc. (a)	4	46
Novocure Limited (a)	1	89
NuVasive Inc. (a)	4	187
Omnicell, Inc. (a)	2	277
OPKO Health, Inc. (a)	34	87
Option Care Health, Inc. (a)	6	176
Orasure Technologies, Inc. (a)	4	11
Organon & Co.	16	549
Orthofix Medical Inc. (a)	3	76
Otonomy, Inc. (a)	2	4
Owens & Minor Inc.	7	215
Pacira Biosciences, Inc. (a)	1	58
Patterson Cos. Inc.	8	252
PDL BioPharma, Inc. (a) (e)	6	14
Penumbra, Inc. (a)	1	108
PerkinElmer Inc.	6	874
Perrigo Company Public Limited Company	9	358
PetIQ, Inc. - Class A (a)	2	26
Pfizer Inc.	136	7,140
Phibro Animal Health Corporation - Class A	2	30
Premier Healthcare Solutions, Inc. - Class A	9	330
Prestige Consumer Healthcare Inc. (a)	5	308
Progyny, Inc. (a)	2	57

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Prothena Corporation Public Limited Company (a)	4	115
Psychemedics Corp.	1	3
Quest Diagnostics Incorporated	8	1,087
R1 RCM Inc. (a)	11	228
RadNet Inc. (a)	4	65
Regeneron Pharmaceuticals, Inc. (a)	4	2,156
Regenxbio Inc. (a)	3	85
Repligen Corporation (a)	2	405
Replimune Group, Inc. (a)	3	59
ResMed Inc.	4	872
Rhythm Pharmaceuticals, Inc. (a)	1	2
Rocket Pharmaceuticals, Ltd. (a)	3	47
Sage Therapeutics Inc. (a)	1	42
Sangamo Therapeutics Inc. (a)	13	53
Sarepta Therapeutics, Inc. (a)	2	114
Schrodinger, Inc. (a)	1	25
Seagen Inc. (a)	2	441
SeaSpine Holdings Corporation (a)	1	3
Select Medical Holdings Corporation	13	307
Shockwave Medical, Inc. (a)	1	108
SIGA Technologies, Inc.	6	64
Simulations Plus Inc.	2	78
Sotera Health LLC (a)	13	248
Spectrum Pharmaceuticals, Inc. (a)	3	2
Springworks Therapeutics, Inc. (a)	1	26
Staar Surgical Co. (a)	1	73
Steris Limited	3	685
Stryker Corporation	6	1,246
Supernus Pharmaceuticals Inc. (a)	5	132
Surgalign Holdings, Inc. (a)	—	—
SurModics Inc. (a)	1	53
Symbion, Inc. (a)	3	97
Syndax Pharmaceuticals, Inc. (a)	1	12
Syneos Health, Inc. - Class A (a)	7	518
Tandem Diabetes Care Inc. (a)	2	96
Taro Pharmaceutical Industries Ltd (a)	3	107
Teladoc Health, Inc. (a)	4	125
Teleflex Incorporated	2	401
Tenet Healthcare Corporation (a)	8	397
The Ensign Group, Inc.	5	346
The Pennant Group, Inc. (a)	3	35
Thermo Fisher Scientific Inc.	7	3,900
Travere Therapeutics, Inc. (a)	4	100
Twist Bioscience Corporation (a)	1	19
U. S. Physical Therapy, Inc.	1	123
Ultragenyx Pharmaceutical Inc. (a)	3	151
United Therapeutics Corporation (a)	3	652
UnitedHealth Group Incorporated	20	10,487
Universal Health Services Inc. - Class B	5	489
Utah Medical Products Inc.	—	17
Vanda Pharmaceuticals Inc. (a)	5	52
Varex Imaging Corporation (a)	6	128
Vaxcyte, Inc. (a)	4	83
Veeva Systems Inc. - Class A (a)	2	405
Vertex Pharmaceuticals Incorporated (a)	6	1,805
Viatris Inc.	56	583
VIR Biotechnology, Inc. (a)	3	75
Waters Corp. (a)	2	782
West Pharmaceutical Services Inc.	2	636
Xencor, Inc. (a)	4	118
Zimmer Biomet Holdings, Inc.	6	633
ZimVie Inc. (a)	1	10
Zoetis Inc. - Class A	13	2,292
		161,950
Industrials 11.6%
3M Company	18	2,301
AAON, Inc.	3	164
AAR Corp. (a)	4	183
ABM Industries Incorporated	5	202
Acacia Research Corporation (a)	2	9
ACCO Brands Corporation	11	75
Acuity Brands, Inc.	2	376
Advanced Drainage Systems, Inc.	5	491
AECOM	9	599
Aerojet Rocketdyne Holdings, Inc. (a)	6	236
AeroVironment, Inc. (a)	1	114
AGCO Corporation	6	606
Air Lease Corporation - Class A	11	383
Air Transport Services Group, Inc. (a)	7	201
Alamo Group Inc.	1	94
Alaska Air Group, Inc. (a)	9	349
Albany International Corp. - Class A	2	161
Allegiant Travel Company (a)	1	64
Allegion Public Limited Company	6	588
Allied Motion Technologies Inc.	2	43
Allison Systems, Inc.	10	386
Altra Industrial Motion Corp.	5	164
AMERCO	1	575
Ameresco, Inc. - Class A (a)	1	52
American Airlines Group Inc. (a)	29	364
American Woodmark Corporation (a)	1	54
AMETEK, Inc.	9	972
AO Smith Corp.	10	544
APi Group Corporation (a)	14	210
Apogee Enterprises, Inc.	4	137
Applied Industrial Technologies, Inc.	3	278
Arcbest Corporation	3	195
Arcosa, Inc.	4	177
Argan, Inc.	2	61
Armstrong World Industries, Inc.	3	243
ASGN Incorporated (a)	4	357
Astec Industries, Inc.	2	68
Astronics Corporation (a)	2	23
Astronics Corporation - Class B (a)	1	14
Atkore International Group Inc. (a)	4	363
Atlas Air Worldwide Holdings, Inc. (a)	3	175
Avis Budget Group, Inc. (a)	4	585
Axone Intelligence Inc. (a)	3	316
Azek Company Inc - Class A (a)	9	145
AZZ Inc.	3	106
Barnes Group Inc.	5	142
Barrett Business Services, Inc.	1	85
Beacon Roofing Supply, Inc. (a)	7	371
BlueLinx Holdings Inc. (a)	1	77
Boise Cascade Company	5	270
Brady Corp. - Class A	4	195
Brink's Co.	3	170
Builders FirstSource, Inc. (a)	14	778
BWXT Government Group, Inc.	7	379
C.H. Robinson Worldwide, Inc.	8	844
Carlisle Cos. Inc.	3	680
Carrier Global Corporation	34	1,206
Casella Waste Systems Inc. - Class A (a)	3	211
Caterpillar Inc.	17	2,998
CBIZ Inc. (a)	5	193
Ceco Environmental Corp. (a)	3	19
Chart Industries, Inc. (a)	2	410
Cimpress Public Limited Company (a)	2	69
Cintas Corp.	3	1,140
CIRCOR International, Inc. (a)	2	26
Civeo Corporation (a)	1	17
Clarivate PLC (a)	10	134
Clean Harbors Inc. (a)	5	453
Columbus Mckinnon Corp.	2	68
Comfort Systems USA Inc.	3	220
Commercial Vehicle Group Inc. (a)	5	26
Construction Partners, Inc. - Class A (a)	3	72
Copart Inc. (a)	10	1,065
Cornerstone Building Brands, Inc. (a)	14	339
Costamare Inc.	8	97
CoStar Group, Inc. (a)	8	486
Covenant Transportation Group, Inc. - Class A	2	56
CRA International, Inc.	1	96
Crane Holdings, Co.	5	404
CSW Industrials Inc.	2	158
CSX Corp.	66	1,908
Cummins Inc.	6	1,236
Curtiss-Wright Corp.	3	396
Daseke Companies, Inc. (a)	3	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Deere & Company	8	2,292
Delta Air Lines, Inc. (a)	37	1,071
Deluxe Corp.	5	101
Donaldson Co. Inc.	9	415
Douglas Dynamics, Inc.	3	81
Dover Corporation	6	710
Ducommun Inc. (a)	1	56
Dun & Bradstreet Holdings, Inc. (a)	9	137
DXP Enterprises Inc. (a)	2	55
Dycom Industries, Inc. (a)	3	277
Eagle Bulk Shipping Inc.	—	18
Eaton Corporation Public Limited Company	10	1,202
EMCOR Group, Inc.	4	444
Emerson Electric Co.	16	1,238
Encore Wire Corp.	2	222
Energy Recovery, Inc. (a)	4	83
Enerpac Tool Group Corp. - Class A	5	92
EnerSys	3	191
Eneti Inc.	1	6
Ennis Inc.	3	65
EnPro Industries, Inc.	2	175
Equifax Inc.	5	925
ESAB Corporation	3	146
ESCO Technologies Inc.	2	133
Evoqua Water Technologies Corp. (a)	6	184
Expeditors International of Washington Inc.	10	1,015
Exponent, Inc.	3	287
Fastenal Co.	25	1,268
Federal Signal Corporation	4	132
FedEx Corporation	11	2,501
Flowserve Corporation	9	255
Fluor Corp. (a)	8	188
Forrester Research Inc. (a)	2	81
Fortive Corporation	12	662
Fortune Brands Home & Security, Inc.	11	684
Forward Air Corp.	2	220
Franklin Covey Co. (a)	1	50
Franklin Electric Co. Inc.	4	261
FTI Consulting Inc. (a)	3	469
FuelCell Energy, Inc. (a)	13	47
Gates Industrial Corporation PLC (a)	5	56
GATX Corporation	3	267
Genco Shipping & Trading Limited	1	15
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	2	370
General Dynamics Corporation	6	1,257
General Electric Company	18	1,137
Gibraltar Industries Inc. (a)	4	144
Global Industrial Company	3	108
GMS Inc. (a)	4	191
Gorman-Rupp Co.	2	69
Graco Inc.	11	653
GrafTech International Ltd.	12	87
Graham Corp.	—	3
Granite Construction Incorporated	5	152
Great Lakes Dredge & Dock Corp. (a)	7	96
Greenbrier Cos. Inc.	3	104
Griffon Corporation	5	133
GXO Logistics Inc. (a)	8	365
H&E Equipment Services, Inc.	3	101
Harsco Corporation (a)	8	55
Hawaiian Holdings, Inc. (a)	5	75
Hayward Holdings, Inc. (a)	3	45
Heartland Express Inc.	9	131
HEICO Corp.	2	209
HEICO Corp. - Class A	3	296
Heidrick & Struggles International Inc.	2	70
Helios Technologies, Inc.	2	144
Herc Holdings Inc.	4	328
Heritage-Crystal Clean, LLC (a)	1	27
Herman Miller Inc.	8	213
Hexcel Corp.	6	294
Hill International Inc. (a)	4	7
Hillenbrand Inc.	5	223
HNI Corp.	4	135
Honeywell International Inc.	17	2,932
Howmet Aerospace Inc.	17	526
HUB Group Inc. - Class A (a)	3	219
Hubbell Inc.	4	704
Hudson Global, Inc. (a)	—	2
Huntington Ingalls Industries Inc.	3	723
Hurco Cos. Inc.	—	8
Huron Consulting Group Inc. (a)	2	146
Hyster-Yale Materials Handling Inc. - Class A	1	36
IAA Spinco Inc. (a)	8	271
ICF International, Inc.	2	195
IDEX Corporation	2	437
IES Holdings, Inc. (a)	2	63
Illinois Tool Works Inc.	9	1,651
Ingersoll Rand Inc.	15	645
Insperity, Inc.	2	219
Insteel Industries, Inc.	2	70
Interface Inc. - Class A	8	104
ITT Industries Holdings, Inc.	6	373
Jacobs Engineering Group Inc.	4	552
JB Hunt Transport Services Inc.	6	929
JELD-WEN Holding, Inc. (a)	9	124
JetBlue Airways Corporation (a)	28	231
John Bean Technologies Corp.	2	259
Johnson Controls International Public Limited Company	13	619
Kadant Inc.	1	191
Kaman Corp.	3	88
KAR Auction Services, Inc. (a)	12	175
Kelly Services Inc. - Class A	4	71
Kennametal Inc.	8	187
Kforce Inc.	3	165
Kimball International Inc. - Class B	4	33
Kirby Corp. (a)	5	280
Knight-Swift Transportation Holdings Inc. - Class A	13	621
Korn Ferry	5	302
Kratos Defense & Security Solutions, Inc. (a)	8	104
L3Harris Technologies, Inc.	4	976
Landstar System Inc.	3	486
Lawson Products Inc. (a)	—	23
LB Foster Co. (a)	1	13
Lennox International Inc.	2	478
Lincoln Electric Holdings Inc.	4	536
Lindsay Corp.	1	104
Lockheed Martin Corporation	9	3,963
LSI Industries Inc.	1	7
Macquarie Infrastructure Corporation	5	19
Manitowoc Co. Inc. (a)	4	38
ManpowerGroup Inc.	4	280
Marten Transport Ltd.	11	181
Masco Corporation	8	387
Masonite International Corporation (a)	2	184
MasTec Inc. (a)	7	529
Matson Intermodal - Paragon, Inc.	5	357
Matthews International Corp. - Class A	3	98
Maxar Technologies Inc.	5	133
McGrath RentCorp	2	161
Mercury Systems Inc. (a)	3	195
Meritor, Inc. (a)	9	310
Middleby Corp. (a)	4	484
Miller Industries Inc.	1	29
Mistras Group, Inc. (a)	3	15
Moog Inc. - Class A	3	216
MRC Global Inc. (a)	10	95
MSA Safety Inc.	2	240
MSC Industrial Direct Co. - Class A	4	302
Mueller Industries Inc.	5	288
Mueller Water Products Inc. - Class A	10	121
MYR Group Inc. (a)	2	139
National Presto Industries Inc.	1	41
Nielsen Holdings plc	37	859
NL Industries Inc.	1	9
NN Inc. (a)	3	7
Nordson Corp.	2	400
Norfolk Southern Corporation	7	1,555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Northrop Grumman Systems Corp.	4	1,858
Northwest Pipe Co. (a)	1	30
Now, Inc. (a)	13	129
NV5 Global, Inc. (a)	1	160
Nvent Electric Public Limited Company	13	399
Old Dominion Freight Line Inc.	5	1,273
Omega Flex Inc.	—	11
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corp.	5	374
Otis Worldwide Corporation	13	906
Owens Corning Inc.	11	812
PACCAR Inc.	13	1,056
PAM Transportation Services Inc. (a)	1	33
Parker-Hannifin Corporation	6	1,372
Park-Ohio Holdings Corp.	1	20
Parsons Corporation (a)	6	235
Patrick Industries, Inc.	3	134
Pentair Public Limited Company	13	576
PGT Innovations, Inc. (a)	6	95
Pitney Bowes Inc.	16	56
Plug Power Inc. (a)	9	155
Powell Industries Inc.	1	25
Preformed Line Products Co.	—	12
Primoris Services Corporation	6	123
Proto Labs Inc. (a)	2	85
Quad/Graphics Inc. - Class A (a)	4	12
Quanex Building Products Corp.	4	82
Quanta Services, Inc.	6	799
Radiant Logistics, Inc. (a)	3	25
Raytheon BBN Technologies Corp.	35	3,402
RBC Bearings Incorporated (a)	1	265
Regal-Beloit Corp.	5	577
Republic Services Inc.	8	1,068
Resideo Technologies, Inc. (a)	13	254
Resources Connection, Inc.	4	89
REV Group Inc.	7	71
Robert Half International Inc.	9	703
Rockwell Automation Inc.	4	846
Rollins Inc.	14	474
Roper Technologies, Inc.	2	715
Rush Enterprises Inc. - Class A	3	163
Ryder System, Inc.	6	433
Saia, Inc. (a)	2	343
Schneider National, Inc. - Class B	3	77
Sensata Technologies Holding PLC	12	494
Shyft Group, Inc.	3	53
SIFCO Industries Inc. (a)	—	—
Simpson Manufacturing Co. Inc.	3	308
SiteOne Landscape Supply, Inc. (a)	2	295
SkyWest Inc. (a)	5	105
Snap-On Inc.	4	720
Southwest Airlines Co. (a)	20	712
SP Plus Corporation (a)	2	64
Spirit Airlines, Inc. (a)	9	217
SPX Corp. (a)	4	224
Standex International Corp.	1	87
Stanley Black & Decker, Inc.	6	662
Steelcase Inc. - Class A	9	99
Stericycle Inc. (a)	6	272
Sterling Construction Co. Inc. (a)	3	60
SunRun Inc. (a)	15	350
Team, Inc. (a)	3	2
Teledyne Technologies Inc. (a)	1	535
Tennant Co.	2	98
Terex Corp.	5	143
Tetra Tech, Inc.	3	470
Textainer Group Holdings Limited	5	141
Textron Inc.	10	584
The Boeing Company (a)	13	1,733
Thermon Group Holdings, Inc. (a)	3	38
Timken Co.	8	411
Titan International, Inc. (a)	6	92
Titan Machinery Inc. (a)	1	29
Toro Co.	8	635
TPI Composites, Inc. (a)	2	24
Trane Technologies Public Limited Company	9	1,197
TransDigm Group Inc. (a)	2	842
TransUnion	8	610
Trex Company, Inc. (a)	8	415
TriMas Corp.	5	127
TriNet Group Inc. (a)	6	435
Trinity Industries Inc.	9	207
Triton Container International Limited	7	379
Triumph Group Inc. (a)	5	62
TrueBlue, Inc. (a)	6	104
Tutor Perini Corp. (a)	8	68
Twin Disc Inc. (a)	1	11
Uber Technologies, Inc. (a)	22	442
UFP Industries, Inc.	5	332
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	170
Union Pacific Corporation	24	5,215
United Airlines Holdings, Inc. (a)	10	370
United Parcel Service Inc. - Class B	26	4,828
United Rentals Inc. (a)	5	1,277
Univar Solutions Inc. (a)	14	343
Universal Logistics Holdings, Inc.	2	62
USA Truck Inc. (a)	1	34
Valmont Industries Inc.	2	375
Vectrus, Inc. (a)	1	42
Verisk Analytics, Inc.	7	1,169
Veritiv Corp. (a)	2	182
Viad Corp (a)	2	59
Vicor Corp. (a)	1	77
VSE Corp.	1	45
W. W. Grainger, Inc.	2	1,097
Wabash National Corp.	7	100
Wabtec Corp.	7	595
Waste Management, Inc.	17	2,605
Watsco Inc.	2	535
Watts Water Technologies Inc. - Class A	2	265
Welbilt Inc. (a)	9	216
Werner Enterprises Inc.	7	276
WESCO International, Inc. (a)	4	424
Willdan Group, Inc. (a)	1	27
WillScot Mobile Mini Holdings Corp. - Class A (a)	21	695
Woodward Governor Co.	4	407
XPO Logistics, Inc. (a)	8	406
Xylem Inc.	6	477
Yellow Corp. (a)	4	11
Zurn Water Solutions Corporation	8	228
		143,665
Consumer Discretionary 10.5%
1-800-Flowers.Com, Inc. - Class A (a)	4	34
Abercrombie & Fitch Co. - Class A (a)	6	108
Acushnet Holdings Corp.	4	155
Adient Public Limited Company (a)	6	166
ADT, Inc.	44	272
Adtalem Global Education Inc. (a)	4	153
Advance Auto Parts, Inc.	4	649
Amazon.com, Inc. (a)	218	23,143
American Axle & Manufacturing Holdings, Inc. (a)	12	94
American Eagle Outfitters, Inc.	17	195
American Outdoor Brands, Inc. (a)	2	15
American Public Education, Inc. (a)	2	31
America's Car Mart, Inc. (a)	1	98
Aptiv PLC (a)	6	577
Aramark	15	473
ARKO Corp. - Class A	3	24
Asbury Automotive Group, Inc. (a)	2	301
Autoliv, Inc.	9	631
AutoNation, Inc. (a)	7	785
AutoZone, Inc. (a)	1	1,178
Barnes & Noble Education, Inc. (a)	6	18
Bassett Furniture Industries, Incorporated	—	9
Bath & Body Works, Inc.	8	220
BBQ Holdings, Inc. (a)	1	6
Beazer Homes USA, Inc. (a)	7	82
Bed Bath & Beyond Inc. (a)	11	54

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Best Buy Co., Inc.	15	955
Big 5 Sporting Goods Corporation (c)	2	27
Big Lots, Inc. (c)	4	87
BJ's Restaurants, Inc. (a)	2	41
Bloomin' Brands, Inc.	5	82
Bluegreen Vacations Holding Corporation - Class A	1	15
Boot Barn Holdings, Inc. (a)	3	231
BorgWarner Inc.	20	654
Boyd Gaming Corporation	4	211
Bright Horizons Family Solutions Inc. (a)	3	221
Brinker International Inc. (a)	3	59
Brunswick Corp.	7	461
Buckle Inc.	6	156
Build-A-Bear Workshop Inc.	2	34
Burlington Stores Inc. (a)	2	260
Caesars Entertainment, Inc. (a)	7	269
Caleres Inc.	5	126
Callaway Golf Co. (a)	8	157
Camping World Holdings, Inc. - Class A	4	80
Capri Holdings Limited (a)	11	441
CarMax Inc. (a)	9	859
Carnival Plc (a) (c)	35	304
Carriage Services Inc.	2	83
Carrols Restaurant Group, Inc. (a)	5	10
Carter's Inc.	4	280
Carvana Co. - Class A (a) (c)	1	19
Cato Corp. - Class A	2	27
Cavco Industries Inc. (a)	1	130
Century Communities Inc.	3	153
Cheesecake Factory Inc.	2	56
Chegg, Inc. (a)	4	83
Chewy, Inc. - Class A (a)	3	88
Chico's FAS Inc. (a)	23	113
Childrens Place Retail Stores Inc. (a)	2	85
Chipotle Mexican Grill Inc. (a)	1	1,041
Choice Hotels International Inc.	3	318
Churchill Downs Inc.	2	366
Chuy's Holdings Inc. (a)	2	37
Citi Trends, Inc. (a)	2	44
Columbia Sportswear Co.	5	386
Conn's Inc. (a)	4	35
Container Store Group Inc. (a)	3	18
Cooper-Standard Holdings Inc. (a)	3	15
Copa Holdings, S.A. - Class A (a)	3	161
Cracker Barrel Old Country Store, Inc.	2	155
Crocs Inc. (a)	3	133
Culp Inc.	2	7
D.R. Horton, Inc.	23	1,538
Dana Holding Corp.	17	243
Darden Restaurants Inc.	7	835
Dave & Buster's Entertainment Inc. (a)	4	136
Deckers Outdoor Corp. (a)	2	519
Denny's Corporation (a)	4	35
Designer Brands Inc. - Class A	8	109
Dick's Sporting Goods Inc. (c)	6	475
Dillard's Inc. - Class A (c)	2	449
Dollar Tree Inc. (a)	13	2,024
Domino's Pizza, Inc.	1	459
Dorman Products Inc. (a)	2	251
eBay Inc.	28	1,148
El Pollo Loco Holdings Inc. (a)	2	17
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	3	69
ETSY, Inc. (a)	4	316
Fiesta Restaurant Group, Inc. (a)	3	20
Five Below, Inc. (a)	5	512
Flexsteel Industries Inc.	1	13
Floor & Decor Holdings Inc. - Class A (a)	6	368
Foot Locker, Inc.	11	278
Ford Motor Company	128	1,424
Fossil Group, Inc. (a)	5	27
Fox Factory Holding Corp. (a)	3	250
Frontdoor, Inc. (a)	6	136
Funko Inc. - Class A (a)	3	70
Gap Inc.	32	268
Garmin Ltd.	8	760
General Motors Company (a)	54	1,721
Genesco Inc. (a)	2	113
Gentex Corp.	21	591
Gentherm Incorporated (a)	3	157
Genuine Parts Co.	6	822
G-III Apparel Group, Ltd. (a)	8	153
Gopro Inc. - Class A (a)	8	44
Graham Holdings Co. - Class B	—	231
Grand Canyon Education, Inc. (a)	3	278
Green Brick Partners Inc. (a)	3	51
Group 1 Automotive Inc.	2	317
Guess Inc.	8	133
H & R Block, Inc.	11	406
Hamilton Beach Brands Holding Company - Class A	1	12
Hanesbrands Inc.	31	314
Harley-Davidson, Inc.	13	419
Hasbro, Inc.	7	547
Haverty Furniture Cos. Inc.	2	36
Helen of Troy Ltd (a)	2	302
Hibbett Sports Inc.	2	82
Hilton Grand Vacations Inc. (a)	4	159
Hilton Worldwide Holdings Inc.	8	883
Hooker Furniture Corp.	1	21
Horizon Global Corporation (a)	2	3
Hyatt Hotels Corp. - Class A (a)	4	281
Installed Building Products, Inc.	2	177
iRobot Corp. (a)	2	79
Jack in the Box Inc.	1	76
Johnson Outdoors Inc. - Class A	1	59
KB Home	7	204
Kohl's Corporation	14	493
Kontoor Brands, Inc.	3	114
Lakeland Industries Inc. (a)	—	2
Lands' End, Inc. (a)	1	16
Las Vegas Sands Corp. (a)	8	262
Laureate Education Inc. - Class A	15	178
La-Z-Boy Inc.	3	62
LCI Industries	2	262
Lear Corporation	5	602
Leggett & Platt Inc.	12	415
Lennar Corporation - Class A	11	797
Lennar Corporation - Class B	1	62
Leslie's, Inc. (a)	3	41
Levi Strauss & Co. - Class A	9	151
LGI Homes, Inc. (a)	2	189
Lifetime Brands, Inc.	1	12
Liquidity Services, Inc. (a)	4	54
Lithia Motors Inc. - Class A	2	620
LKQ Corporation	11	556
Lowe`s Companies, Inc.	15	2,566
Lululemon Athletica Inc. (a)	3	844
Lumber Liquidators, Inc. (a)	1	9
M/I Homes, Inc. (a)	2	87
Macy's, Inc.	35	633
Malibu Boats, Inc. - Class A (a)	2	86
Marine Products Corp.	2	16
MarineMax Inc. (a)	3	102
Marriott International, Inc. - Class A	8	1,098
Marriott Vacations Worldwide Corporation	3	360
MasterCraft Boat Holdings, Inc. (a)	1	17
Mattel, Inc. (a)	22	500
McDonald's Corporation	16	4,043
MDC Holdings Inc.	5	162
Medifast, Inc.	—	90
Meritage Homes Corporation (a)	4	289
MGM Resorts International	18	515
Modine Manufacturing Co. (a)	4	47
Mohawk Industries Inc. (a)	3	331
Monarch Casino & Resort Inc. (a)	1	41
Monro Inc.	3	120
Motorcar Parts of America Inc. (a)	2	26
Movado Group Inc.	1	34
Murphy USA Inc.	4	855

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Nathan's Famous Inc.	1	35
National Vision Holdings, Inc. (a)	3	79
Nautilus, Inc. (a)	3	6
Newell Brands Inc.	33	619
NIKE, Inc. - Class B	33	3,415
Nordstrom Inc.	7	146
Norwegian Cruise Line Holdings Ltd. (a)	21	232
NVR, Inc. (a)	—	889
Obh Inc. - Class A (a)	—	6
Obh Inc. - Class B (a)	—	14
Office Depot, Inc. (a)	6	169
Ollie's Bargain Outlet Holdings Inc. (a)	5	295
O'Reilly Automotive, Inc. (a)	1	910
Oxford Industries Inc.	1	128
Papa John's International Inc.	2	177
Peloton Interactive, Inc. - Class A (a)	5	48
Penn National Gaming Inc. (a)	6	196
Penske Automotive Group, Inc.	8	795
Perdoceo Education Corporation (a)	9	107
PetMed Express Inc. (c)	2	46
Planet Fitness, Inc. - Class A (a)	5	342
Playa Hotels & Resorts N.V. (a)	4	28
Polaris Industries Inc.	5	540
Pool Corporation	2	557
Potbelly Corporation (a)	2	12
PROG Holdings, Inc. (a)	6	95
Pulte Homes Inc.	25	988
PVH Corp.	5	272
Quantumscape Battery, Inc. - Class A (a) (c)	3	26
Quotient Technology Inc. (a)	7	22
Qurate Retail, Inc. - Series A	37	105
Ralph Lauren Corp. - Class A	4	340
Red Robin Gourmet Burgers, Inc. (a)	1	12
Red Rock Resorts, Inc. - Class A	3	110
Rent-A-Center, Inc.	6	108
Revolve Group - Class A (a)	1	30
RH (a)	1	257
Rocky Brands Inc.	1	21
Ross Stores Inc.	17	1,223
Royal Caribbean Cruises Ltd.	8	283
Ruth's Hospitality Group Inc.	5	77
Sally Beauty Holdings, Inc. (a)	6	69
Scientific Games Corporation (a)	6	285
Seaworld Entertainment, Inc. (a)	5	222
Service Corp. International	15	1,038
Shake Shack Inc. - Class A (a)	3	99
Shoe Carnival Inc.	3	75
Shutterstock Inc.	2	139
Signet Jewelers Limited	7	352
Six Flags Operations Inc.	5	118
Skechers U.S.A. Inc. - Class A (a)	9	336
Skyline Corp. (a)	3	150
Sleep Number Corporation (a)	1	44
Smith & Wesson Brands, Inc.	6	84
Sonic Automotive, Inc. - Class A	3	113
Sonos, Inc. (a)	6	102
Sportsman's Warehouse Holdings, Inc. (a)	3	30
Standard Motor Products Inc.	2	108
Starbucks Corporation	25	1,945
Steven Madden Ltd.	6	204
Stitch Fix, Inc. - Class A (a)	1	4
Stoneridge, Inc. (a)	3	53
Strategic Education, Inc.	1	97
Strattec Security Corp. (a)	—	8
Stride, Inc. (a)	5	186
Superior Industries International Inc. (a)	2	7
Superior Uniform Group Inc.	1	18
Tapestry Inc.	24	718
Taylor Morrison Home II Corporation - Class A (a)	11	269
Tempur Sealy International, Inc.	9	198
Tenneco Inc. - Class A (a)	8	133
Terminix Global Holdings, Inc. (a)	9	377
Tesla Inc. (a)	16	10,588
Texas Roadhouse Inc. - Class A	5	350
The Aaron's Company, Inc.	3	42
The Goodyear Tire & Rubber Company (a)	25	265
The Home Depot, Inc.	26	7,015
The Wendy's Company	18	346
Thor Industries Inc.	5	386
Tilly's Inc. - Class A	1	8
TJX Cos. Inc.	44	2,472
Toll Brothers Inc.	8	353
TopBuild Corp. (a)	3	498
Tractor Supply Co.	5	992
Travel + Leisure Co.	7	254
TRI Pointe Homes, Inc. (a)	8	129
Tupperware Brands Corp. (a)	4	25
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	1,104
Under Armour Inc. - Class A (a)	11	93
Under Armour Inc. - Class C (a)	14	105
Unifi Inc. (a)	2	30
Universal Electronics Inc. (a)	1	21
Universal Technical Institute Inc. (a)	2	12
Urban Outfitters Inc. (a)	7	135
Vail Resorts, Inc.	3	553
Vera Bradley, Inc. (a)	3	14
VF Corp.	12	515
Victoria's Secret & Co. (a)	5	137
Vista Outdoor Inc. (a)	5	130
Visteon Corporation (a)	2	211
VOXX International Corporation - Class A (a)	2	18
Wayfair Inc. - Class A (a) (c)	1	49
Weyco Group Inc.	1	23
Whirlpool Corporation	6	996
Williams-Sonoma Inc.	6	692
Wingstop Inc.	1	112
Winmark Corp.	—	49
Winnebago Industries Inc.	2	106
Wolverine World Wide, Inc.	3	58
WW International, Inc. (a)	3	17
Wyndham Hotels & Resorts, Inc.	6	381
Wynn Resorts, Limited (a)	3	178
YETI Holdings, Inc. (a)	4	157
Yum! Brands, Inc.	8	906
Zumiez Inc. (a)	2	58
		130,159
Communication Services 7.5%
Activision Blizzard, Inc.	19	1,451
Alphabet Inc. - Class A (a)	7	16,048
Alphabet Inc. - Class C (a)	7	14,921
Altice USA, Inc. - Class A (a)	13	124
AMC Networks, Inc. - Class A (a)	4	126
ANGI Homeservices Inc. - Class A (a)	7	34
Anterix Inc. (a)	1	62
AT&T Inc.	232	4,858
ATN International Limited	3	121
Audacy, Inc. - Class A (a)	15	14
Bandwidth Inc. - Class A (a)	1	14
Booking Holdings Inc. (a)	1	1,354
Bumble Inc. - Class A (a)	2	52
Cable One, Inc.	—	502
Cargurus Inc. - Class A (a)	3	66
Cars.com Inc. (a)	9	86
Charter Communications, Inc. - Class A (a)	4	2,056
Cinemark Holdings, Inc. (a)	3	42
Cogent Communications Group, Inc.	3	204
Comcast Corporation - Class A	150	5,881
comScore, Inc. (a)	7	14
Consolidated Communications Holdings Inc. (a)	13	92
DallasNews Corporation - Series A	1	4
DHI Group, Inc. (a)	—	1
Dish Network Corporation - Class A (a)	14	252
Electronic Arts Inc.	5	617
Entravision Communications Corporation - Class A	6	25
EW Scripps Co. - Class A (a)	8	97
Expedia Group, Inc. (a)	3	279
Facebook, Inc. - Class A (a)	75	12,083
Fox Corporation - Class A	15	469
Fox Corporation - Class B	11	331

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Gannett Media Corp. (a)	17	49
Gray Television, Inc.	11	193
IDT Corp. - Class B (a)	3	70
iHeartMedia, Inc. - Class A (a)	8	66
IMAX Corporation (a)	6	106
Interpublic Group of Cos. Inc.	30	814
Iridium Communications Inc. (a)	11	401
John Wiley & Sons Inc. - Class A	4	169
John Wiley & Sons Inc. - Class B	—	5
Liberty Braves Group - Series A (a)	—	9
Liberty Braves Group - Series C (a)	3	68
Liberty Broadband Corp. - Series A (a)	1	138
Liberty Broadband Corp. - Series C (a)	5	568
Liberty Latin America Ltd. - Class C (a)	13	98
Liberty Media Corporation - Series A (a)	1	52
Liberty Media Corporation - Series C (a)	14	910
Liberty SiriusXM Group - Series A (a)	4	134
Liberty SiriusXM Group - Series C (a)	10	353
Lions Gate Entertainment Corp. - Class A (a)	5	42
Lions Gate Entertainment Corp. - Class B (a)	16	138
Live Nation Entertainment, Inc. (a)	8	671
Loyalty Ventures Inc. (a)	2	7
Lumen Technologies Inc.	98	1,066
Lyft, Inc. - Class A (a)	6	86
Madison Square Garden Entertainment Corp. - Class A (a)	2	116
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	3	50
Match Group Holdings II, LLC (a)	7	505
Netflix, Inc. (a)	8	1,479
New York Times Co. - Class A	12	326
News Corporation - Class A	18	276
News Corporation - Class B	11	172
Nexstar Media Group, Inc. - Class A	4	703
Omnicom Group Inc.	12	763
Pinterest, Inc. - Class A (a)	6	109
Playtika Holding Corp. (a)	11	144
QuinStreet, Inc. (a)	2	24
Reading International Inc. - Class A (a)	2	7
Roblox Corporation - Class A (a)	3	101
Roku Inc. - Class A (a)	1	88
Scholastic Corp.	3	126
Shenandoah Telecommunications Company	3	62
Sinclair Broadcast Group Inc. - Class A	4	82
Sirius XM Holdings Inc. (c)	53	326
Snap Inc. - Class A (a)	8	111
Spok Holdings, Inc.	2	13
Take-Two Interactive Software Inc. (a)	6	784
TechTarget, Inc. (a)	1	92
TEGNA Inc.	23	480
Telephone & Data Systems Inc.	9	148
Telesat Corporation - Class A (a)	1	10
T-Mobile US, Inc. (a)	17	2,301
Townsquare Media Inc. - Class A (a)	2	13
Travelzoo (a)	1	6
TripAdvisor Inc. (a)	7	121
Truecar, Inc. (a)	12	32
Twitter, Inc. (a)	12	465
US Cellular Corp. (a)	2	69
Verizon Communications Inc.	152	7,726
ViacomCBS Inc. - Class A (c)	1	27
ViacomCBS Inc. - Class B	25	614
Vonage Holdings Corp. (a)	11	203
Walt Disney Co. (a)	40	3,769
Warner Bros. Discovery, Inc. - Series A (a)	78	1,044
Warner Music Group Corp. - Class A	5	114
WideOpenWest, Inc. (a)	3	51
World Wrestling Entertainment, Inc. - Class A	3	167
Yelp Inc. (a)	5	134
Zedge, Inc. - Class B (a)	1	2
Zillow Group, Inc. - Class A (a)	2	72
Zillow Group, Inc. - Class C (a)	5	155
		92,675
Consumer Staples 7.2%
Albertsons Companies, Inc. - Class A	7	176
Alico, Inc.	1	29
Altria Group, Inc.	39	1,633
Archer-Daniels-Midland Company	22	1,707
B&G Foods, Inc.	7	174
Bellring Intermediate Holdings, Inc. (a)	7	183
BJ's Wholesale Club Holdings, Inc. (a)	10	642
Boston Beer Co. Inc. - Class A (a)	1	168
Brown-Forman Corp. - Class A	3	213
Brown-Forman Corp. - Class B	12	863
Bunge Limited	12	1,107
Calavo Growers Inc.	2	69
Cal-Maine Foods Inc.	5	223
Campbell Soup Company	23	1,129
Casey's General Stores Inc.	3	633
Celsius Holdings, Inc. (a)	1	94
Central Garden & Pet Co. (a)	1	48
Central Garden & Pet Co. - Class A (a)	4	162
Church & Dwight Co. Inc.	10	921
Coca-Cola Consolidated Inc.	1	378
Colgate-Palmolive Co.	23	1,850
ConAgra Brands Inc.	18	605
Constellation Brands, Inc. - Class A	3	693
Costco Wholesale Corporation	12	5,675
Coty Inc. - Class A (a)	54	437
Darling Ingredients Inc. (a)	12	717
Del Monte Fresh Produce Company	5	161
Dollar General Corporation	7	1,769
E.L.F. Beauty, Inc. (a)	4	120
Edgewell Personal Care Colombia S A S	4	129
Energizer Holdings, Inc.	8	227
Estee Lauder Cos. Inc. - Class A	6	1,412
Farmer Bros. Co. (a)	2	7
Flowers Foods Inc.	15	407
Freshpet Inc. (a)	1	40
General Mills, Inc.	21	1,587
Grocery Outlet Holding Corp. (a)	6	265
Hain Celestial Group Inc. (a)	6	147
Herbalife Nutrition Ltd. (a)	8	170
Hershey Co.	6	1,274
Hormel Foods Corp.	14	645
Hostess Brands, Inc. - Class A (a)	14	293
Ingles Markets Inc. - Class A	2	159
Ingredion Inc.	6	526
Inter Parfums Inc.	3	194
J&J Snack Foods Corp.	1	187
JM Smucker Co.	4	557
John B. Sanfilippo & Son Inc.	1	63
Kellogg Co.	19	1,370
Keurig Dr Pepper Inc.	18	653
Kimberly-Clark Corporation	11	1,487
Kraft Heinz Foods Company	18	696
Lamb Weston Holdings Inc.	7	485
Lancaster Colony Corp.	2	281
Landec Corp. (a)	3	27
Limoneira Co.	1	15
McCormick & Company, Incorporated	8	656
McCormick & Company, Incorporated	1	51
MGPI Processing, Inc.	2	188
Molson Coors Beverage Company - Class B	11	605
Mondelez International, Inc. - Class A	25	1,564
Monster Beverage 1990 Corporation (a)	8	728
National Beverage Corp.	4	215
Natural Grocers By Vitamin Cottage, Inc.	2	34
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc. (a)	1	8
Nu Skin Enterprises, Inc. - Class A	5	204
Oil-Dri Corp. of America	—	12
PepsiCo, Inc.	52	8,618
Performance Food Group, Inc. (a)	11	519
Philip Morris International Inc.	35	3,422
Pilgrim's Pride Corporation (a)	14	422
Post Holdings, Inc. (a)	6	479
PriceSmart Inc.	2	164
Procter & Gamble Co.	70	10,090
Rite Aid Corporation (a)	5	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Sanderson Farms Inc.	2	385
Seaboard Corp.	—	62
Seneca Foods Corp. - Class A (a)	1	38
SpartanNash Co.	6	167
Spectrum Brands Legacy, Inc.	3	238
Sprouts Farmers Market, Inc. (a)	9	235
Sysco Corp.	16	1,318
Target Corporation	19	2,723
The Andersons, Inc.	3	107
The Chefs' Warehouse, Inc. (a)	3	98
The Clorox Company	5	723
The Coca-Cola Company	111	6,986
The Kroger Co.	54	2,557
The Simply Good Foods Company (a)	7	258
Tootsie Roll Industries Inc.	3	120
Treehouse Foods, Inc. (a)	5	203
Turning Point Brands, Inc.	2	52
Tyson Foods Inc. - Class A	15	1,303
United Natural Foods Inc. (a)	6	228
Universal Corp.	3	163
US Foods Holding Corp. (a)	16	478
USANA Health Sciences, Inc. (a)	2	133
Vector Group Ltd.	11	115
Village Super Market Inc. - Class A	1	22
Walgreens Boots Alliance, Inc.	21	788
Walmart Inc.	41	4,927
WD-40 Co.	1	133
Weis Markets Inc.	2	150
		88,603
Energy 6.0%
Adams Resources & Energy, Inc.	—	8
Antero Midstream Corporation	36	327
Antero Resources Corporation (a)	25	754
Apa Corp.	22	769
Arch Resources, Inc. - Class A	3	401
Archrock, Inc.	13	110
Baker Hughes, a GE Company, LLC - Class A	29	828
Berry Corporation (Bry)	5	41
Brigham Minerals, Inc. - Class A	2	57
Bristow Group Inc. (a)	1	12
Cactus Inc. - Class A	4	155
California Resources Corporation	5	177
Callon Petroleum Company (a)	6	231
Centennial Resource Development, LLC - Class A (a)	20	119
ChampionX Corporation	15	301
Cheniere Energy, Inc.	9	1,143
Chesapeake Energy Corporation	3	232
Chevron Corporation	63	9,160
Civitas Resources, Inc.	1	49
Clean Energy Fuels Corp. (a)	22	100
CNX Resources Corporation (a)	19	307
Comstock Resources, Inc. (a)	33	401
ConocoPhillips	46	4,156
CONSOL Mining Corporation (a)	5	231
Continental Resources Inc.	14	910
Core Laboratories N.V.	4	80
Coterra Energy Inc	70	1,813
CVR Energy, Inc.	9	291
Delek US Holdings, Inc. (a)	8	219
Denbury Inc. (a)	5	321
Devon Energy Corporation	44	2,402
DHT Holdings, Inc.	22	137
Diamondback Energy, Inc.	8	960
DMC Global Inc. (a)	2	40
Dorian LPG Ltd.	3	44
Dril-Quip Inc. (a)	4	105
DT Midstream, Inc.	7	331
Enlink Midstream, LLC	42	360
EOG Resources, Inc.	22	2,402
EQT Corporation	20	695
Equitrans Midstream Corp.	38	243
Evolution Petroleum Corporation	3	15
Expro Group Holdings N.V. (a)	4	42
Exterran Trinidad LLC (a)	5	22
Exxon Mobil Corporation	133	11,426
Forum Energy Technologies, Inc. (a)	1	11
Geospace Technologies Corporation (a)	1	3
Green Plains Renewable Energy Inc. (a)	4	108
Gulf Island Fabrication Inc. (a)	1	3
Halliburton Company	36	1,141
Helix Energy Solutions Group, Inc. (a)	22	67
Helmerich & Payne Inc.	8	353
Hess Corporation	18	1,859
HF Sinclair Corporation	10	454
International Seaways, Inc.	2	42
Kinder Morgan, Inc.	73	1,222
Kinetik Holdings LP - Class A (c)	1	47
Kosmos Energy Ltd. (a)	42	257
Laredo Petroleum, Inc. (a)	1	90
Liberty Oilfield Services Inc. - Class A (a)	9	116
Magnolia Oil & Gas Corp. - Class A	15	324
Mammoth Energy Services, Inc. (a)	2	5
Marathon Oil Corporation	56	1,251
Marathon Petroleum Corporation	24	1,946
Matador Resources Co.	11	533
Matrix Service Co. (a)	3	16
Murphy Oil Corporation	12	363
Nabors Industries Ltd (a)	1	115
NACCO Industries Inc. - Class A	—	19
Natural Gas Services Group, Inc. (a)	2	18
New Fortress Energy Inc. - Class A	3	136
Newpark Resources Inc. (a)	10	32
NexTier Oilfield Solutions Inc. (a)	28	262
NOV Inc.	29	497
Oasis Petroleum Inc.	1	113
Occidental Petroleum Corporation	73	4,318
Oceaneering International, Inc. (a)	12	124
Oil States International Inc. (a)	6	32
ONEOK, Inc.	22	1,222
Ovintiv Canada ULC	16	686
Par Pacific Holdings, Inc. (a)	7	110
Patterson-UTI Energy Inc.	17	267
PBF Energy Inc. - Class A (a)	12	348
PDC Energy, Inc.	10	608
Peabody Energy Corp. (a)	12	256
Phillips 66	15	1,221
Phx Minerals Inc. - Class A	2	5
Pioneer Natural Resources Co.	6	1,241
Propetro Holding Corp. (a)	11	110
Range Resources Corporation (a)	16	404
Ranger Oil Corporation - Class A (a)	—	9
REX Stores Corp. (a)	—	14
RPC Inc. (a)	13	87
Schlumberger Ltd.	39	1,400
Scorpio Tankers Inc.	6	216
SEACOR Marine Holdings Inc. (a)	2	11
Select Energy Services, Inc. - Class A (a)	12	80
SFL Corporation Ltd.	16	148
SM Energy Company	13	456
Southwestern Energy Co. (a)	63	393
Talos Energy Inc. (a)	7	114
Targa Resources Corp	20	1,173
TechnipFMC PLC	27	184
Teekay Shipping (Canada) Ltd. (a)	7	21
Teekay Tankers Ltd. - Class A (a)	—	8
TETRA Technologies, Inc. (a)	8	32
Texas Pacific Land Corporation	—	522
The Williams Companies, Inc.	44	1,367
Tidewater Inc. (a)	3	63
Transocean Ltd. (a) (b)	35	118
U.S. Silica Holdings, Inc. (a)	12	140
Valero Energy Corporation	16	1,679
Weatherford International Public Limited Company (a)	5	112
Whiting Petroleum Corporation	4	248
World Fuel Services Corp.	5	106
		73,983
Materials 4.4%
AdvanSix Inc.	4	144

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Air Products and Chemicals, Inc.	5	1,212
Albemarle Corporation	4	860
Alcoa Corporation	16	713
Allegheny Technologies Incorporated (a)	11	245
Amcor Plc	86	1,073
American Vanguard Corporation	4	80
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	5	465
Arconic Corporation (a)	10	292
Ashland Global Holdings Inc.	4	451
Avery Dennison Corporation	4	684
Avient Corporation	7	273
Axalta Coating Systems Ltd. (a)	24	526
Balchem Corporation	2	259
Ball Corporation	19	1,287
Berry Global Group, Inc. (a)	13	713
Cabot Corp.	5	318
Carpenter Technology Corp.	5	142
Celanese Corp. - Class A	8	947
Century Aluminum Co. (a)	8	63
CF Industries Holdings Inc.	11	969
Chase Corporation	1	72
Clearwater Paper Corporation (a)	2	67
Cleveland-Cliffs Inc. (a)	47	727
Coeur d'Alene Mines Corp. (a)	17	53
Commercial Metals Co.	12	384
Compass Minerals International, Inc.	3	118
Core Molding Technologies Inc. (a)	1	7
Corteva, Inc.	28	1,521
Crown Holdings Inc.	7	668
Dow Inc.	32	1,636
DuPont de Nemours, Inc.	13	716
Eagle Materials Inc.	3	366
Eastman Chemical Co.	5	432
Ecolab Inc.	5	815
Element Solutions, Inc.	19	346
Ferroglobe PLC (a)	13	78
Flotek Industries Inc. (a)	1	2
FMC Corporation	6	657
Fortitude Gold Corporation	1	8
Freeport-McMoRan Inc.	53	1,548
FutureFuel Corp.	4	26
GCP Applied Technologies Inc. (a)	4	138
Glatfelter Corporation	4	31
Gold Resource Corporation	4	7
Graphic Packaging Holding Company	29	591
Greif Inc. - Class A	3	195
Greif Inc. - Class B	1	65
H.B. Fuller Company	4	251
Hawkins Inc.	2	70
Haynes International Inc.	2	50
Hecla Mining Co.	43	169
Huntsman Corp.	22	634
Ingevity Corporation (a)	4	246
Innospec Inc.	2	207
International Flavors & Fragrances Inc.	10	1,145
International Paper Company	15	629
Intrepid Potash, Inc. (a)	2	94
Kaiser Aluminum Corporation	1	87
Koppers Holdings Inc.	2	52
Kronos Worldwide, Inc.	9	166
Linde Public Limited Company	11	3,118
Livent Corporation (a)	7	151
Louisiana-Pacific Corp.	8	445
LSB Industries Inc. (a)	4	49
LyondellBasell Industries N.V. - Class A	26	2,258
Martin Marietta Materials Inc.	2	682
Materion Corp.	2	150
Mercer International Inc.	11	144
Minerals Technologies Inc.	3	197
MOS Holdings Inc.	21	977
MP Materials Corp. - Class A (a)	6	188
Myers Industries Inc.	3	79
Neenah Inc.	2	59
NewMarket Corp.	1	312
Newmont Corporation	24	1,431
Nucor Corporation	21	2,205
O-I Glass, Inc. (a)	14	197
Olin Corporation	17	770
Olympic Steel, Inc.	1	27
Packaging Corporation of America	5	756
Park Aerospace Technologies Corp.	2	27
PPG Industries, Inc.	9	1,015
PQ Group Holdings Inc.	4	40
Quaker Chemical Corp.	1	152
Rayonier Advanced Materials Inc. (a)	11	30
Reliance Steel & Aluminum Co.	5	825
Resolute Forest Products Inc.	8	108
Reynolds Consumer Products LLC	10	260
Royal Gold Inc.	2	256
RPM International Inc.	9	698
Ryerson Holding Corp.	3	55
Schnitzer Steel Industries Inc. - Class A	3	87
Schweitzer-Mauduit International Inc.	3	68
Scotts Miracle-Gro Co.	4	312
Sealed Air Corporation	7	411
Sensient Technologies Corporation	3	266
Sherwin-Williams Co.	7	1,575
Silgan Holdings Inc.	13	522
Sonoco Products Co.	10	546
Southern Copper Corporation	4	209
Steel Dynamics Inc.	17	1,142
Stepan Co.	2	229
Summit Materials, Inc. - Class A (a)	10	225
SunCoke Energy, Inc.	8	54
Sylvamo Corporation	2	57
The Chemours Company	15	482
TimkenSteel Corp. (a)	4	84
Tredegar Corp.	3	28
Trinseo Public Limited Company	5	176
Tronox Holdings PLC	10	169
UFP Technologies Inc. (a)	—	24
United States Lime & Minerals Inc.	—	53
United States Steel Corporation	29	526
Universal Stainless & Alloy Products Inc. (a)	1	5
Valvoline, Inc.	10	294
Vulcan Materials Co.	5	690
Warrior Met Coal, Inc.	7	224
Westlake Chemical Corporation	6	599
Westrock Company, Inc.	11	443
Worthington Industries Inc.	4	172
		54,126
Utilities 3.1%
ALLETE, Inc.	3	200
Alliant Energy Corporation	8	497
Ameren Corporation	9	804
American Electric Power Company, Inc.	11	1,034
American States Water Company	2	148
American Water Works Company, Inc.	6	877
Artesian Resources Corporation - Class A	1	46
Atlantica Yield PLC	6	197
Atmos Energy Corporation	4	501
AVANGRID, Inc.	4	186
Avista Corporation	3	142
Black Hills Corporation	4	316
Brookfield Renewable Corporation - Class A	9	332
California Water Service Group	3	171
CenterPoint Energy, Inc.	19	566
Chesapeake Utilities Corporation	1	114
Clearway Energy, Inc. - Class A	4	115
Clearway Energy, Inc. - Class C	6	217
CMS Energy Corp.	9	629
Consolidated Edison, Inc.	9	831
Consolidated Water Co. Ltd.	2	27
Constellation Energy Group, Inc.	8	430
Dominion Energy, Inc.	21	1,674
DTE Energy Company	6	798
Duke Energy Corporation	18	1,884
Edison International	12	776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Entergy Corporation	7	746
Essential Utilities, Inc.	11	524
Evergy, Inc.	8	512
Eversource Energy	11	939
Exelon Corporation	23	1,021
FirstEnergy Corp.	18	687
Genie Energy Ltd. - Class B	2	18
Hawaiian Electric Industries Inc.	6	245
IDACORP Inc.	3	363
MDU Resources Group Inc.	19	509
MGE Energy, Inc.	3	204
Middlesex Water Co.	2	135
National Fuel Gas Company	6	398
New Jersey Resources Corp.	8	371
NextEra Energy, Inc.	47	3,612
NiSource Inc.	18	539
Northwest Natural Holding Company	2	111
NorthWestern Corp.	4	208
NRG Energy, Inc.	27	1,015
OGE Energy Corp.	13	483
One Gas, Inc.	4	297
Ormat Technologies Inc.	4	342
Otter Tail Corp.	2	150
Pacific Gas And Electric Company (a)	62	623
Pinnacle West Capital Corp.	6	462
PNM Resources, Inc.	6	295
Portland General Electric Co.	5	259
PPL Corporation	24	656
Public Service Enterprise Group Inc.	16	1,033
Sempra Energy	8	1,188
SJW Corp.	2	112
South Jersey Industries Inc.	8	268
Southwest Gas Corp.	4	326
Spire, Inc.	3	233
Sunnova Energy International Inc. (a)	3	62
The AES Corporation	20	427
The Southern Company	25	1,750
UGI Corp.	9	362
Unitil Corp.	1	82
Via Renewables, Inc. - Class A	1	11
Vistra Energy Corp.	35	803
WEC Energy Group Inc.	9	917
Xcel Energy Inc.	17	1,230
York Water Co.	1	59
		38,099
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	13	980
Cushman & Wakefield PLC (a)	17	254
Douglas Elliman Inc.	5	26
Dwight A. Walker Real Estate, Inc. - Class A	3	74
eXp World Holdings, Inc. (c)	2	26
Florida Rock Properties, Inc. (a)	1	32
Forestar Group Inc. (a)	—	5
Jones Lang LaSalle Incorporated (a)	4	615
Kennedy-Wilson Holdings Inc.	13	251
Marcus & Millichap Inc.	2	89
Newmark Group, Inc. - Class A	16	154
Rafael Holdings, Inc. - Class B (a)	1	3
Realogy Holdings Corp. (a)	13	129
Redfin Corporation (a) (c)	3	25
St. Joe Co.	6	229
Stratus Properties Inc. (a)	—	14
Tejon Ranch Co. (a)	3	48
The Howard Hughes Corporation (a)	3	219
The RMR Group Inc. - Class A	2	54
		3,227
Total Common Stocks (cost $868,165)		1,233,846
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63% (f)	2	56
Total Preferred Stocks (cost $54)		56
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	8	12
Elanco Animal Health (a) (e)	2	—
Flexion Therapeutics, Inc. (a) (e)	4	3
ZAGG Inc (a) (e)	4	—
Total Rights (cost $0)		15
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund, 1.02% (d) (g)	2,805	2,805
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (d) (g)	1,883	1,883
Total Short Term Investments (cost $4,688)		4,688
Total Investments 100.2% (cost $872,907)		1,238,605
Other Assets and Liabilities, Net (0.2)%		(1,872)
Total Net Assets 100.0%		1,236,733

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/DFA U.S. Core Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Medical Holdings, Inc.	146	—	—	—	—	(69)	77	—

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	11/28/16	542	849	0.1
Transocean Ltd.	07/07/15	415	118	—
		957	967	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,233,832	—	14	1,233,846
Preferred Stocks	56	—	—	56
Rights	—	—	15	15
Short Term Investments	4,688	—	—	4,688
	1,238,576	—	29	1,238,605

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Financials 19.1%
1st Security Bank of Washington	2	62
1st Source Corporation	4	196
ACNB Corporation	2	52
Affiliated Managers Group, Inc.	7	788
Alerus Financial Corporation	4	87
Allegiance Bancshares, Inc.	5	182
Amalgamated Financial Corp.	6	122
A-Mark Precious Metals, Inc.	7	214
Ambac Financial Group, Inc. (a)	10	112
Amerant Bancorp Inc. - Class A	7	202
American Equity Investment Life Holding Company	16	571
American National Bankshares Inc.	3	93
Ameris Bancorp	11	442
Amerisafe, Inc.	3	155
Ames National Corporation	2	42
Argo Group International Holdings, Ltd.	5	191
Arrow Financial Corporation	4	127
Artisan Partners Asset Management Inc. - Class A	9	325
Assetmark Financial Holdings, Inc. (a)	9	168
Associated Banc-Corp	24	444
Associated Capital Group Inc. - Class A	1	22
Assured Guaranty Ltd.	11	591
Atlantic Union Bank	12	401
Atlanticus Holdings Corporation (a)	4	152
AXIS Capital Holdings Limited	13	738
Axos Financial, Inc. (a)	11	393
B. Riley & Co., LLC	2	64
Banc of California, Inc.	9	154
BancFirst Corporation	6	529
Bank First National	—	36
Bank of Hawaii Corporation	6	468
Bank of Marin Bancorp	4	139
Bank of N.T. Butterfield & Son Limited (The)	10	299
Bank of Princeton, The	1	31
Bank OZK	20	754
BankFinancial Corporation	3	25
BankUnited, Inc.	14	483
Bankwell Financial Group, Inc.	2	60
Banner Corporation	5	293
Bar Harbor Bankshares	3	85
Baycom Corp	2	51
BCB Bancorp, Inc.	5	84
Berkshire Hills Bancorp, Inc.	8	190
BGC Partners, Inc. - Class A	47	160
Blucora, Inc. (a)	4	78
Blue Ridge Bankshares, Inc.	3	52
BOK Financial Corporation	10	772
Bridgewater Bancshares, Inc. (a) (b)	7	113
Brighthouse Financial, Inc. (a)	12	498
Brightsphere Investment Group Inc.	10	174
Brookline Bancorp, Inc.	10	134
BRP Group, Inc. - Class A (a)	4	92
Business First Bancshares, Inc.	4	90
Byline Bancorp, Inc.	8	189
C&F Financial Corporation	1	32
Cadence Bank	30	695
Cambridge Bancorp	2	124
Camden National Corp.	4	179
Cannae Holdings, Inc. (a)	13	259
Capital Bancorp, Inc.	3	69
Capital City Bank Group Inc.	4	117
Capitol Federal Financial	22	200
Capstar Financial Holdings, Inc.	5	95
Carter Bankshares, Inc. (a)	6	81
Cathay General Bancorp	12	456
CBTX, Inc.	6	164
Central Pacific Financial Corp.	5	116
Central Valley Community Bancorp	3	44
Chemung Financial Corporation	1	53
Citizens & Northern Corp.	4	96
City Holdings Co.	2	185
Civista Bancshares Inc.	4	75
CNB Financial Corp.	4	106
Coastal Financial Corporation (a)	3	118
Codorus Valley Bancorp Inc.	2	48
Cohen & Steers, Inc.	7	450
Colony Bankcorp, Inc.	3	44
Columbia Banking System Inc.	11	320
Columbia Financial, Inc. (a)	15	334
Community Bank System Inc.	8	526
Community Financial Corp.	1	39
Community Trust Bancorp Inc.	5	190
ConnectOne Bancorp, Inc.	7	160
Consumer Portfolio Services Inc. (a)	6	60
Cowen Inc. - Class A	7	168
Crawford & Co. - Class A	6	49
Crawford & Co. - Class B	3	20
Crossfirst Bankshares Inc. (a)	11	145
Cullen/Frost Bankers Inc.	—	6
Curo Group Holdings Corp.	5	28
Customers Bancorp, Inc. (a)	7	234
CVB Financial Corp.	21	533
Diamond Hill Investment Group, Inc. - Class A	1	134
Dime Community Bancshares, Inc.	6	183
Donegal Group Inc. - Class A	7	111
Donnelley Financial Solutions, Inc. (a)	7	192
Eagle Bancorp Inc.	6	261
Eagle Bancorp Montana, Inc.	1	29
Eastern Bankshares, Inc.	21	386
eHealth, Inc. (a)	2	23
Elevate Credit, Inc. (a)	8	20
Employer Holdings Inc.	4	181
Encore Capital Group, Inc. (a)	6	332
Enova International, Inc. (a)	7	197
Enstar Group Limited (a)	3	558
Enterprise Bancorp Inc.	3	84
Enterprise Financial Services Corp.	6	234
Equity Bancshares, Inc. - Class A	4	118
Esquire Financial Holdings, Inc.	2	58
Essent Group Ltd.	17	649
Evans Bancorp, Inc.	1	36
Evercore Inc. - Class A	6	542
EZCORP, Inc. - Class A (a)	14	103
Farmers & Merchants Bancorp, Inc.	2	70
Farmers National Banc Corp.	8	125
FB Financial Corporation	8	294
Federal Agricultural Mortgage Corporation - Class C	2	170
Federated Investors, Inc. - Class B	15	485
Financial Institutions Inc.	4	105
First American Financial Corporation	10	545
First Bancorp.	5	177
First Bancorp.	31	406
First Bancshares Inc.	5	130
First Bank of New Jersey	4	50
First Busey Corporation	8	171
First Business Financial Services, Inc.	2	64
First Commonwealth Financial Corporation	13	171
First Community Bancshares, Inc.	4	132
First Community Corporation	1	20
First Financial Bancorp.	15	287
First Financial Bankshares, Inc.	7	259
First Financial Corporation	2	70
First Financial Northwest, Inc.	1	11
First Foundation Inc.	9	190
First Hawaiian, Inc.	20	445
First Internet Bancorp	2	82
First Interstate BancSystem, Inc. - Class A	16	602
First Merchants Corporation	9	326
First Mid Bancshares, Inc.	4	131
First United Corporation	—	9
First Western Financial, Inc. (a)	2	54
FirstCash Holdings, Inc.	7	519
Five Star Bancorp	—	11
Flagstar Bancorp, Inc.	10	349
Flushing Financial Corp.	8	164
FNB Corp.	58	625

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Fulton Financial Corp.	24	351
FVCBankcorp, Inc. (a)	1	10
GAMCO Investors Inc. - Class A	2	36
GBLI Holdings, LLC - Class A	1	38
Genworth Financial, Inc. - Class A (a)	79	279
German American Bancorp Inc.	5	156
Glacier Bancorp, Inc.	17	807
Goosehead Insurance, Inc. - Class A	3	126
Great Southern Bancorp Inc.	3	203
Green Dot Corporation - Class A (a)	8	207
Greene County Bancorp, MHC	1	49
Greenhill & Co. Inc.	4	38
Greenlight Capital Re, Ltd. - Class A (a)	6	48
Grid Dynamics Holdings, Inc. - Class A (a)	9	143
Guaranty Bancshares Inc.	2	89
Hallmark Financial Services, Inc. (a)	2	4
Hamilton Lane Inc. - Class A	5	351
Hancock Whitney Co.	14	600
Hanmi Financial Corp.	9	193
Hanover Insurance Group Inc.	6	803
HarborOne Bancorp, Inc.	13	183
HBT Financial, Inc.	6	106
HCI Group, Inc.	3	184
Heartland Financial USA, Inc.	6	266
Hennessy Advisors Inc. (c)	1	8
Heritage Commerce Corp.	15	162
Heritage Financial Corporation	9	225
Heritage Insurance Holdings, Inc.	5	13
Hingham Institution for Savings	1	147
Home Bancorp, Inc.	2	71
Home BancShares, Inc.	31	641
HomeStreet, Inc.	4	152
HomeTrust Bancshares Inc.	1	28
Hope Bancorp, Inc.	17	235
Horace Mann Educators Corp.	6	238
Horizon Bancorp Inc.	11	187
Houlihan Lokey Inc. - Class A	9	688
Independence Holdings, LLC	19	701
Independent Bank Corp.	4	85
Independent Bank Corp.	9	686
Independent Bank Group, Inc.	6	440
International Bancshares Corporation	9	379
Investar Holding Corporation	2	49
Investors Title Co.	—	54
James River Group, Inc.	6	157
Janus Henderson Group PLC	25	595
Jefferies Financial Group Inc.	—	5
Kearny Financial Corp	16	181
Kemper Corp.	10	470
Kingstone Cos. Inc.	1	6
Kinsale Capital Group, Inc.	3	720
Lakeland Bancorp Inc.	13	195
Lakeland Financial Corp.	4	288
Lazard Ltd - Class A	6	191
LCNB Corp.	3	40
LendingTree, Inc. (a)	2	99
Live Oak Bancshares, Inc.	7	250
Longlade, Dr Charles W	4	67
Luther Burbank Corporation	10	124
Macatawa Bank Corp.	8	73
Maiden Holdings, Ltd. (a)	22	42
Mainstreet Bancshares, Inc.	1	20
Manning & Napier, Inc. - Class A	3	32
MBIA Inc. (a)	6	68
Mercantile Bank Corp.	4	128
Merchants Bancorp, Inc.	7	154
Mercury General Corp.	9	382
Meridian Bank	1	27
Meta Financial Group, Inc.	6	213
Metrocity Bankshares, Inc.	4	85
Metropolitan Bank Holding Corp. (a)	2	157
MGIC Investment Corp.	51	637
Mid Penn Bancorp, Inc.	3	74
Middlefield Banc Corp.	1	13
Midland States Bancorp Inc.	5	120
MidWestOne Financial Group Inc.	3	101
Moelis & Company LLC - Class A	9	345
Mr. Cooper Group Inc. (a)	12	427
MVB Financial Corp.	3	82
National Bank Holdings Corp. - Class A	5	195
National Bankshares Inc.	1	30
National Energy Services Reunited Corporation (a)	18	119
National Western Life Group Inc. - Class A	1	167
Navient Corporation	24	342
NBT Bancorp Inc.	8	291
Nelnet, Inc. - Class A	4	364
New York Community Bancorp Inc. - Series A	71	647
Nicholas Financial, Inc. (a)	2	18
Nicolet Bankshares, Inc. (a)	3	182
NII Holdings, Inc. (a)	3	52
NMI Holdings Inc. - Class A (a)	13	217
Northeast Bank	2	64
Northfield Bancorp Inc.	12	150
Northrim BanCorp Inc.	1	55
Northwest Bancshares Inc.	19	239
Norwood Financial Corp.	2	39
OceanFirst Financial Corp.	9	169
Ocwen Financial Corporation (a)	2	59
OFG Bancorp	8	204
Old National Bancorp	44	656
Old Republic International Corp.	6	143
Old Second Bancorp Inc.	7	100
OP Bancorp	2	26
Open Lending Corporation - Class A (a)	13	130
Oportun Financial Corporation (a)	7	56
Oppenheimer Holdings Inc. - Class A	2	81
Origin Bancorp, Inc.	4	154
Orrstown Financial Services, Inc.	2	60
P.C.B. Bancorp, Inc.	4	65
Pacific Premier Bancorp, Inc.	14	423
PacWest Bancorp	19	494
Palomar Holdings, Inc. (a)	3	173
Park National Corp.	3	317
Parke Bancorp, Inc.	3	61
Peapack Gladstone Financial Corp.	5	155
Penns Woods Bancorp Inc.	1	28
PennyMac Financial Services, Inc.	9	380
Peoples Bancorp Inc.	7	184
Peoples Bancorp of North Carolina, Inc.	—	12
Peoples Financial Services Corp.	1	77
Pinnacle Financial Partners, Inc.	9	616
Piper Jaffray Cos.	3	327
PJT Partners Inc. - Class A	3	242
Plumas Bancorp	—	7
Ponce Financial Group, Inc. (a)	1	13
Popular Inc.	12	946
Preferred Bank	3	215
Premier Financial Corporation	6	155
Primerica, Inc.	6	734
Primis Financial Corp.	6	78
ProAssurance Corporation	8	181
Professional Holding Corp. - Class A (a)	3	55
Prosperity Bancshares Inc.	2	154
Provident Bancorp Inc.	1	20
Provident Financial Services, Inc.	12	258
Pzena Investment Management, Inc. - Class A	3	20
QCR Holdings, Inc.	3	169
Radian Group Inc.	27	534
RBB Bancorp	5	96
Red River Bancshares, Inc.	2	103
Regional Management Corp.	3	98
Reinsurance Group of America, Incorporated	—	11
RenaissanceRe Holdings Ltd	3	415
Renasant Corporation	8	236
Republic Bancorp Inc. - Class A	4	171
Republic First Bancorp Inc. (a)	13	51
Richmond Mutual Bancorporation, Inc.	3	41
Riverview Bancorp Inc.	3	18
RLI Corp.	7	825
S&T Bancorp Inc.	5	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Safeguard Scientifics Inc. (a)	6	21
Safety Insurance Group, Inc.	2	235
Sandy Spring Bancorp Inc.	8	314
Sculptor Capital Management, Inc. - Class A	3	24
Seacoast Banking Corp. of Florida	9	291
Security National Financial Corporation - Class A (a)	3	27
Selective Insurance Group Inc.	9	818
SelectQuote, Inc. (a)	3	7
ServisFirst Bancshares, Inc.	10	807
Shore Bancshares, Inc.	4	71
Sierra BanCorp	3	75
Silvercrest Asset Management Group Inc. - Class A	2	38
Simmons First National Corp. - Class A	21	453
SiriusPoint Ltd (a)	28	154
SLM Corporation	45	711
Smartfinancial, Inc.	4	92
South Plains Financial, Inc.	—	11
South State Corp.	12	947
Southern First Bancshares Inc. (a)	2	93
Southern Missouri Bancorp Inc.	2	107
Southside Bancshares, Inc.	5	172
Sterling Bancorp, Inc. (a)	5	26
Stewart Information Services Corp.	5	231
Stifel Financial Corp.	1	67
Stock Yards Bancorp Inc.	5	288
StoneX Group Inc. (a)	3	243
Summit Financial Group, Inc.	2	58
Synovus Financial Corp.	22	794
Territorial Bancorp Inc.	2	41
Texas Capital Bancshares, Inc. (a)	8	417
TFS Financial Corporation	28	391
The Bancorp, Inc. (a)	10	195
The First Bancorp, Inc.	3	88
The First of Long Island Corporation	6	107
The PRA Group, Inc. (a)	7	240
Timberland Bancorp Inc.	2	49
Tiptree Inc.	9	99
Tompkins Financial Corp.	3	180
TowneBank	11	288
Trico Bancshares	5	218
Trinity Capital Inc.	1	12
Triumph Bancorp, Inc. (a)	5	292
Trustco Bank Corp N Y	5	149
Trustmark Corp.	9	264
UMB Financial Corp.	8	683
Umpqua Holdings Corp.	36	596
United Bankshares Inc.	21	746
United Community Banks, Inc.	17	510
United Fire Group Inc.	5	167
United Insurance Holdings Corp.	10	16
Unity Bancorp, Inc.	2	53
Universal Insurance Holdings, Inc.	7	97
Univest Financial Corporation	7	179
Unum Group	32	1,074
Valley National Bancorp	69	723
Value Line, Inc.	—	32
Veritex Holdings Inc.	7	209
Victory Capital Holdings, Inc. - Class A	6	155
Virtu Financial Inc. - Class A	18	427
Virtus Partners, Inc.	1	184
Voya Financial, Inc.	3	172
Walker & Dunlop, Inc.	6	565
Washington Federal Inc.	10	301
Washington Trust Bancorp, Inc.	5	218
Waterstone Financial, Inc.	5	93
Webster Financial Corp.	13	557
WesBanco Inc.	9	301
West Bancorporation, Inc.	4	103
Westamerica Bancorp	4	229
Western New England Bancorp Inc.	4	32
Westwood Holdings Group Inc.	2	28
White Mountains Insurance Group Ltd	—	586
Wintrust Financial Corporation	10	834
WisdomTree Investments, Inc.	30	153
World Acceptance Corp. (a)	1	156
WSFS Financial Corp.	8	304
		83,292
Industrials 18.1%
AAON, Inc.	9	474
AAR Corp. (a)	6	253
ABM Industries Incorporated	11	493
Acacia Research Corporation (a)	6	28
ACCO Brands Corporation	24	156
Acme United Corporation	1	22
Acuity Brands, Inc.	6	915
Advanced Drainage Systems, Inc.	—	15
Aerojet Rocketdyne Holdings, Inc. (a)	7	277
AeroVironment, Inc. (a)	4	354
Air Lease Corporation - Class A	18	609
Air Transport Services Group, Inc. (a)	13	367
Alamo Group Inc.	2	247
Alaska Air Group, Inc. (a)	19	755
Albany International Corp. - Class A	5	413
Allegiant Travel Company (a)	3	333
Allied Motion Technologies Inc.	4	89
Allison Systems, Inc.	17	638
Alta Equipment Group Inc. - Class A (a)	7	66
Altra Industrial Motion Corp.	10	350
Ameresco, Inc. - Class A (a)	6	261
American Superconductor Corporation (a)	7	35
American Woodmark Corporation (a)	3	146
APi Group Corporation (a)	20	295
Apogee Enterprises, Inc.	5	201
Applied Industrial Technologies, Inc.	7	717
ARC Document Solutions, Inc.	8	21
Arcbest Corporation	4	291
Arcosa, Inc.	7	341
Ardmore Shipping Services (Ireland) Limited (a)	6	44
Argan, Inc.	4	133
Armstrong World Industries, Inc.	7	545
ASGN Incorporated (a)	10	902
Astec Industries, Inc.	4	156
Astronics Corporation (a)	5	55
Astronics Corporation - Class B (a)	—	1
Atkore International Group Inc. (a)	8	645
Atlas Air Worldwide Holdings, Inc. (a)	5	286
Azek Company Inc - Class A (a)	19	311
AZZ Inc.	7	276
Babcock & Wilcox Enterprises, Inc. (a)	12	73
Barnes Group Inc.	7	228
Barrett Business Services, Inc.	2	127
Beacon Roofing Supply, Inc. (a)	11	553
BGSF, Inc.	2	20
Blue Bird Global Corporation (a)	5	50
BlueLinx Holdings Inc. (a)	2	163
Boise Cascade Company	6	379
Brady Corp. - Class A	7	344
BrightView Holdings, Inc. (a)	13	157
Brink's Co.	7	451
Broadwind Inc. (a)	2	3
BWXT Government Group, Inc.	14	756
Casella Waste Systems Inc. - Class A (a)	8	575
CBIZ Inc. (a)	6	259
Ceco Environmental Corp. (a)	8	47
Chart Industries, Inc. (a)	6	925
Cimpress Public Limited Company (a)	5	202
CIRCOR International, Inc. (a)	5	80
Civeo Corporation (a)	4	90
Clean Harbors Inc. (a)	8	732
Columbus Mckinnon Corp.	5	133
Comfort Systems USA Inc.	7	586
Commercial Vehicle Group Inc. (a)	8	45
Concrete Pumping Holdings, Inc. (a)	12	71
Construction Partners, Inc. - Class A (a)	6	117
Cornerstone Building Brands, Inc. (a)	13	309
Costamare Inc.	19	224
Covenant Transportation Group, Inc. - Class A	2	58
CRA International, Inc.	2	164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Crane Holdings, Co.	9	786
CSW Industrials Inc.	2	219
Curtiss-Wright Corp.	8	996
Daseke Companies, Inc. (a)	15	98
Deluxe Corp.	6	138
DLH Holdings Corp. (a)	1	11
Donaldson Co. Inc.	6	266
Douglas Dynamics, Inc.	5	151
Ducommun Inc. (a)	3	134
Dun & Bradstreet Holdings, Inc. (a)	1	22
DXP Enterprises Inc. (a)	5	146
Dycom Industries, Inc. (a)	5	454
Eagle Bulk Shipping Inc.	1	71
Eastern Co.	1	25
EMCOR Group, Inc.	3	313
Encore Wire Corp.	3	336
Energy Recovery, Inc. (a)	8	153
Enerpac Tool Group Corp. - Class A	8	147
EnerSys	7	387
Eneti Inc.	2	12
Ennis Inc.	7	140
EnPro Industries, Inc.	3	261
ESAB Corporation	6	274
ESCO Technologies Inc.	4	248
EVI Industries, Inc. (a)	2	19
Evoqua Water Technologies Corp. (a)	19	605
Exponent, Inc.	8	725
Federal Signal Corporation	9	332
Flowserve Corporation	20	560
Fluor Corp. (a)	18	447
Forrester Research Inc. (a)	4	190
Forward Air Corp.	5	414
Franklin Covey Co. (a)	3	157
Franklin Electric Co. Inc.	7	538
FTI Consulting Inc. (a)	5	938
FuelCell Energy, Inc. (a)	46	172
Gates Industrial Corporation PLC (a)	23	253
GATX Corporation	6	545
Genco Shipping & Trading Limited	9	166
Gibraltar Industries Inc. (a)	5	188
Global Industrial Company	6	205
GMS Inc. (a)	7	290
Gorman-Rupp Co.	7	210
GrafTech International Ltd.	39	274
Graham Corp.	2	16
Granite Construction Incorporated	6	181
Great Lakes Dredge & Dock Corp. (a)	13	168
Greenbrier Cos. Inc.	4	161
Griffon Corporation	9	248
GXO Logistics Inc. (a)	9	381
H&E Equipment Services, Inc.	6	160
Harsco Corporation (a)	13	94
Hawaiian Holdings, Inc. (a)	13	185
Hayward Holdings, Inc. (a)	5	71
Heartland Express Inc.	12	171
Heidrick & Struggles International Inc.	5	162
Helios Technologies, Inc.	5	338
Herc Holdings Inc.	5	434
Heritage-Crystal Clean, LLC (a)	6	155
Herman Miller Inc.	10	253
Hexcel Corp.	13	671
Hill International Inc. (a)	8	14
Hillenbrand Inc.	11	451
HireQuest, Inc.	1	8
HNI Corp.	6	222
HUB Group Inc. - Class A (a)	6	416
Hudson Global, Inc. (a)	—	14
Hudson Technologies Inc. (a)	12	93
Hurco Cos. Inc.	1	28
Huron Consulting Group Inc. (a)	3	224
Hyster-Yale Materials Handling Inc. - Class A	4	117
IAA Spinco Inc. (a)	19	615
ICF International, Inc.	3	283
IES Holdings, Inc. (a)	4	135
Infrastructure and Energy Alternatives, LLC (a)	10	81
Innovative Solutions and Support, Inc. (a)	—	3
Insperity, Inc.	6	604
Insteel Industries, Inc.	5	173
Interface Inc. - Class A	14	177
ITT Industries Holdings, Inc.	3	207
JELD-WEN Holding, Inc. (a)	14	208
JetBlue Airways Corporation (a)	49	408
John Bean Technologies Corp.	5	509
Kadant Inc.	2	366
Kaman Corp.	5	149
KAR Auction Services, Inc. (a)	16	238
Kelly Services Inc. - Class A	9	172
Kennametal Inc.	12	267
Kforce Inc.	3	184
Kimball International Inc. - Class B	8	62
Kirby Corp. (a)	9	563
Korn Ferry	9	505
Kratos Defense & Security Solutions, Inc. (a)	19	268
Landstar System Inc.	6	835
Lawson Products Inc. (a)	3	161
LB Foster Co. (a)	2	22
Lindsay Corp.	2	224
LSI Industries Inc.	6	34
Luxfer Holdings PLC	5	80
Manitex International Inc. (a)	1	6
Manitowoc Co. Inc. (a)	9	94
ManpowerGroup Inc.	8	619
Marten Transport Ltd.	13	216
Masonite International Corporation (a)	4	284
MasTec Inc. (a)	10	733
Mastech Digital, Inc. (a)	3	40
Matson Intermodal - Paragon, Inc.	8	587
Matthews International Corp. - Class A	4	128
Maxar Technologies Inc.	11	296
Mayville Engineering Company, Inc. (a)	4	31
McGrath RentCorp	4	270
Mega Matrix Corp. (a)	3	4
Mercury Systems Inc. (a)	7	450
Meritor, Inc. (a)	10	358
Mesa Air Group, Inc. (a)	9	19
Miller Industries Inc.	3	57
Mistras Group, Inc. (a)	6	34
Montrose Environmental Group, Inc. (a)	1	36
Moog Inc. - Class A	5	359
MRC Global Inc. (a)	16	161
MSA Safety Inc.	6	732
MSC Industrial Direct Co. - Class A	7	535
Mueller Industries Inc.	10	512
Mueller Water Products Inc. - Class A	23	275
MYR Group Inc. (a)	3	226
National Presto Industries Inc.	2	120
Nielsen Holdings plc	29	681
NN Inc. (a)	11	28
Northwest Pipe Co. (a)	2	72
Now, Inc. (a)	16	152
NV5 Global, Inc. (a)	2	246
Nvent Electric Public Limited Company	27	844
Omega Flex Inc.	1	152
Orion Energy Systems, Inc. (a)	5	11
Orion Group Holdings, Inc. (a)	6	14
Oshkosh Corp.	8	646
PAM Transportation Services Inc. (a)	5	126
Pangaea Logistics Solutions Ltd.	5	27
Park-Ohio Holdings Corp.	3	41
Parsons Corporation (a)	12	467
Patrick Industries, Inc.	4	205
Patriot Transportation, Inc.	—	2
Performant Financial Corporation (a)	13	35
PGT Innovations, Inc. (a)	8	140
Pitney Bowes Inc.	36	130
Powell Industries Inc.	3	62
Preformed Line Products Co.	1	70
Primoris Services Corporation	8	165
Proto Labs Inc. (a)	4	170
Quad/Graphics Inc. - Class A (a)	8	23
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Quanex Building Products Corp.	8	173
Radiant Logistics, Inc. (a)	11	81
RBC Bearings Incorporated (a)	1	135
RCM Technologies, Inc. (a)	2	44
Red Violet, Inc. (a)	1	15
Regal-Beloit Corp.	7	749
Resideo Technologies, Inc. (a)	22	426
Resources Connection, Inc.	8	163
REV Group Inc.	13	139
Rush Enterprises Inc. - Class A	8	398
Rush Enterprises Inc. - Class B	2	112
Ryder System, Inc.	8	568
Saia, Inc. (a)	4	776
Schneider National, Inc. - Class B	15	341
Sharps Compliance Corp. (a)	5	14
Shyft Group, Inc.	5	95
Simpson Manufacturing Co. Inc.	7	698
SiteOne Landscape Supply, Inc. (a)	5	561
SkyWest Inc. (a)	8	164
SP Plus Corporation (a)	5	164
Spirit Airlines, Inc. (a)	14	338
SPX Corp. (a)	7	381
Standex International Corp.	2	138
Steelcase Inc. - Class A	12	130
Stericycle Inc. (a)	14	620
Sterling Construction Co. Inc. (a)	8	171
SunRun Inc. (a)	25	594
Team, Inc. (a)	—	—
Tennant Co.	3	170
Terex Corp.	11	293
Tetra Tech, Inc.	1	70
Textainer Group Holdings Limited	9	237
Thermon Group Holdings, Inc. (a)	8	109
Timken Co.	11	564
Titan International, Inc. (a)	11	170
Titan Machinery Inc. (a)	6	136
TPI Composites, Inc. (a)	5	66
Transact, Inc. (a)	2	91
Trex Company, Inc. (a)	4	215
TriMas Corp.	6	177
TriNet Group Inc. (a)	10	767
Trinity Industries Inc.	13	320
Triton Container International Limited	11	576
Triumph Group Inc. (a)	6	76
TrueBlue, Inc. (a)	9	152
Turtle Beach Corp. (a) (c)	4	50
Tutor Perini Corp. (a)	11	100
Twin Disc Inc. (a)	1	7
U.S. Xpress Enterprises, Inc. - Class A (a)	7	19
UFP Industries, Inc.	10	702
Ultralife Corp. (a)	3	12
UniFirst Corp.	2	407
Univar Solutions Inc. (a)	28	698
Universal Logistics Holdings, Inc.	6	166
USA Truck Inc. (a)	2	59
Valmont Industries Inc.	3	728
Vectrus, Inc. (a)	3	93
Veritiv Corp. (a)	3	374
Viad Corp (a)	2	59
Vicor Corp. (a)	5	273
VSE Corp.	3	104
Wabash National Corp.	12	160
Watts Water Technologies Inc. - Class A	4	537
Welbilt Inc. (a)	25	604
Werner Enterprises Inc.	10	402
WESCO International, Inc. (a)	7	801
Willdan Group, Inc. (a)	3	93
Williams Industrial Services Group, L.L.C. (a)	1	2
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	359
Woodward Governor Co.	1	115
XPO Logistics, Inc. (a)	13	628
Yellow Corp. (a)	9	25
Zurn Water Solutions Corporation	19	524
		78,591
Consumer Discretionary 12.7%
1-800-Flowers.Com, Inc. - Class A (a)	5	47
Abercrombie & Fitch Co. - Class A (a)	12	195
Academy Sports & Outdoors, Inc.	16	561
Acushnet Holdings Corp.	13	559
Adient Public Limited Company (a)	16	470
ADT, Inc.	37	228
Adtalem Global Education Inc. (a)	10	365
American Axle & Manufacturing Holdings, Inc. (a)	25	191
American Eagle Outfitters, Inc.	27	306
American Outdoor Brands, Inc. (a)	3	32
American Public Education, Inc. (a)	4	58
America's Car Mart, Inc. (a)	2	159
Ark Restaurants Corp.	1	10
ARKO Corp. - Class A	19	155
Asbury Automotive Group, Inc. (a)	4	605
Autoliv, Inc.	6	418
AutoNation, Inc. (a)	3	349
Ballantyne Strong, Inc. (a)	2	6
Barnes & Noble Education, Inc. (a)	11	32
Bassett Furniture Industries, Incorporated	2	41
BBQ Holdings, Inc. (a)	2	22
Beazer Homes USA, Inc. (a)	7	81
Bed Bath & Beyond Inc. (a) (c)	14	67
Big 5 Sporting Goods Corporation (c)	3	31
Big Lots, Inc. (c)	6	130
BJ's Restaurants, Inc. (a)	6	137
Bloomin' Brands, Inc.	13	217
Bluegreen Vacations Holding Corporation - Class A	5	113
Boot Barn Holdings, Inc. (a)	4	307
Boyd Gaming Corporation	—	19
Bright Horizons Family Solutions Inc. (a)	3	284
Brinker International Inc. (a)	7	159
Brunswick Corp.	12	789
Buckle Inc.	7	200
Build-A-Bear Workshop Inc.	4	63
Caleres Inc.	7	174
Callaway Golf Co. (a)	19	389
Camping World Holdings, Inc. - Class A (c)	6	133
Capri Holdings Limited (a)	3	110
CarParts.com, Inc. (a)	11	77
Carriage Services Inc.	4	156
Carrols Restaurant Group, Inc. (a)	13	26
Carter's Inc.	6	442
Cato Corp. - Class A	5	53
Cavco Industries Inc. (a)	1	281
Century Casinos Inc. (a)	6	42
Century Communities Inc.	5	230
Charles & Colvard, Ltd. (a)	4	4
Cheesecake Factory Inc.	8	205
Chegg, Inc. (a)	1	22
Chico's FAS Inc. (a)	30	150
Childrens Place Retail Stores Inc. (a)	3	116
Choice Hotels International Inc.	2	247
Chuy's Holdings Inc. (a)	5	95
Citi Trends, Inc. (a)	2	37
CLARUS Corporation	2	35
Columbia Sportswear Co.	10	747
Conn's Inc. (a)	6	50
Container Store Group Inc. (a)	10	65
Cooper-Standard Holdings Inc. (a)	4	18
Copa Holdings, S.A. - Class A (a)	4	257
Cracker Barrel Old Country Store, Inc.	4	297
Crocs Inc. (a)	7	329
Culp Inc.	2	8
Dana Holding Corp.	23	319
Dave & Buster's Entertainment Inc. (a)	7	226
Deckers Outdoor Corp. (a)	—	42
Delta Apparel Inc. (a)	2	54
Denny's Corporation (a)	16	137
Designer Brands Inc. - Class A	10	129
Destination XL Group, Inc. (a)	12	41
Dillard's Inc. - Class A (c)	3	658
Dine Brands Global Inc.	2	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Dorman Products Inc. (a)	5	561
Duluth Holdings Inc. - Class B (a)	4	42
Educational Development Corporation	1	3
El Pollo Loco Holdings Inc. (a)	10	95
Escalade Inc.	3	40
Ethan Allen Interiors Inc.	6	127
Everi Holdings Inc. (a)	12	194
Express, Inc. (a)	14	28
Fiesta Restaurant Group, Inc. (a)	7	47
Fisker Group Inc. - Class A (a) (c)	9	75
Flexsteel Industries Inc.	1	21
Foot Locker, Inc.	16	395
Fossil Group, Inc. (a)	11	56
Fox Factory Holding Corp. (a)	6	461
Franchise Group, Inc.	2	78
Frontdoor, Inc. (a)	12	282
Full House Resorts, Inc. (a)	10	59
Funko Inc. - Class A (a)	8	168
Gap Inc.	33	275
Garrett Motion Inc. (a)	12	90
Genesco Inc. (a)	3	174
Gentex Corp.	6	171
Gentherm Incorporated (a)	6	349
G-III Apparel Group, Ltd. (a)	7	151
Gopro Inc. - Class A (a)	19	107
Graham Holdings Co. - Class B	1	376
Grand Canyon Education, Inc. (a)	5	513
Grantley Adams International Airport Inc. - Class A (a)	4	15
Green Brick Partners Inc. (a)	7	145
Group 1 Automotive Inc.	3	455
Groupon, Inc. (a) (c)	5	57
Guess Inc.	9	157
H & R Block, Inc.	24	846
Hamilton Beach Brands Holding Company - Class A	1	10
Hanesbrands Inc.	51	523
Harley-Davidson, Inc.	24	770
Haverty Furniture Cos. Inc.	4	89
Helen of Troy Ltd (a)	4	627
Hibbett Sports Inc.	3	134
Hilton Grand Vacations Inc. (a)	10	359
Hooker Furniture Corp.	3	45
Horizon Global Corporation (a)	1	2
Hovnanian Enterprises, Inc. - Class A (a)	1	43
iMedia Brands, Inc. - Class A (a)	3	3
Inspired Entertainment, Inc. (a)	6	48
Installed Building Products, Inc.	4	302
International Game Technology PLC	28	514
iRobot Corp. (a)	5	188
J.Jill, Inc. (a)	1	17
Jack in the Box Inc.	3	195
Johnson Outdoors Inc. - Class A	2	109
KB Home	13	382
Kirkland's Inc. (a)	2	9
Kohl's Corporation	10	352
Kontoor Brands, Inc.	8	281
Koss Corporation (a)	1	5
Kura Sushi USA, Inc. (a)	1	72
Lakeland Industries Inc. (a)	2	25
Lands' End, Inc. (a)	7	70
Laureate Education Inc. - Class A	29	334
La-Z-Boy Inc.	7	175
Lazydays Holdings, Inc. (a)	3	33
LCI Industries	4	448
Legacy Housing Corporation (a)	5	71
Leggett & Platt Inc.	21	731
Leslie's, Inc. (a)	8	118
LGI Homes, Inc. (a)	4	312
Lifetime Brands, Inc.	5	58
Lincoln Educational Services Corporation (a)	6	39
Liquidity Services, Inc. (a)	7	98
Lumber Liquidators, Inc. (a)	7	63
M/I Homes, Inc. (a)	2	82
Macy's, Inc.	15	277
Malibu Boats, Inc. - Class A (a)	3	175
Marine Products Corp.	4	36
MarineMax Inc. (a)	5	188
Marriott Vacations Worldwide Corporation	7	825
MasterCraft Boat Holdings, Inc. (a)	4	91
Mattel, Inc. (a)	13	288
MDC Holdings Inc.	12	386
Medifast, Inc.	2	326
Meritage Homes Corporation (a)	2	170
Modine Manufacturing Co. (a)	14	145
Monarch Casino & Resort Inc. (a)	2	121
Monro Inc.	5	227
Motorcar Parts of America Inc. (a)	4	58
Movado Group Inc.	4	124
Murphy USA Inc.	5	1,143
Nathan's Famous Inc.	1	68
National Vision Holdings, Inc. (a)	15	416
Nautilus, Inc. (a)	6	11
Noodles & Company - Class A (a)	8	38
Nordstrom Inc.	18	372
Norwegian Cruise Line Holdings Ltd. (a)	24	266
Obh Inc. - Class A (a)	—	5
Obh Inc. - Class B (a)	1	67
Office Depot, Inc. (a)	8	246
Ollie's Bargain Outlet Holdings Inc. (a)	10	574
OneSpaWorld Holdings Limited (a)	15	104
Onewater Marine Inc. - Class A (a)	2	68
Oxford Industries Inc.	3	239
Papa John's International Inc.	5	442
Party City Holdco Inc. (a) (c)	20	27
Penn National Gaming Inc. (a)	14	412
Penske Automotive Group, Inc.	8	789
Perdoceo Education Corporation (a)	15	178
PetMed Express Inc. (c)	4	88
Planet Fitness, Inc. - Class A (a)	6	413
Playa Hotels & Resorts N.V. (a)	22	153
PlayAGS, Inc. (a)	7	35
Polaris Industries Inc.	4	440
Poshmark, Inc. - Class A (a)	1	11
PROG Holdings, Inc. (a)	9	145
Purple Innovation, Inc. (a) (c)	7	21
PVH Corp.	10	558
Quantumscape Battery, Inc. - Class A (a) (c)	19	162
Quotient Technology Inc. (a)	22	66
Qurate Retail, Inc. - Series A	56	161
RCI Hospitality Holdings, Inc.	2	104
Red Robin Gourmet Burgers, Inc. (a)	3	20
Red Rock Resorts, Inc. - Class A	10	330
Rent-A-Center, Inc.	9	176
Revolve Group - Class A (a)	6	146
Rocky Brands Inc.	2	54
Ruth's Hospitality Group Inc.	8	129
Salem Media Group, Inc. - Class A (a)	3	6
Sally Beauty Holdings, Inc. (a)	15	179
Scientific Games Corporation (a)	10	481
Seaworld Entertainment, Inc. (a)	12	538
Shake Shack Inc. - Class A (a)	5	196
Shoe Carnival Inc.	7	142
Shutterstock Inc.	5	314
Signet Jewelers Limited	7	394
Six Flags Operations Inc.	13	284
Skechers U.S.A. Inc. - Class A (a)	13	456
Skyline Corp. (a)	9	436
Sleep Number Corporation (a)	3	96
Smith & Wesson Brands, Inc.	11	142
Sonic Automotive, Inc. - Class A	4	151
Sonos, Inc. (a)	20	365
Sportsman's Warehouse Holdings, Inc. (a)	11	104
Standard Motor Products Inc.	5	229
Steven Madden Ltd.	13	412
Stitch Fix, Inc. - Class A (a)	11	55
Stoneridge, Inc. (a)	8	133
Strategic Education, Inc.	3	204
Strattec Security Corp. (a)	1	28
Stride, Inc. (a)	7	287

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Superior Industries International Inc. (a)	5	19
Superior Uniform Group Inc.	3	61
Sypris Solutions, Inc. (a)	3	6
Taylor Morrison Home II Corporation - Class A (a)	20	469
Tempur Sealy International, Inc.	12	263
Tenneco Inc. - Class A (a)	14	233
Terminix Global Holdings, Inc. (a)	16	660
Texas Roadhouse Inc. - Class A	11	768
The Aaron's Company, Inc.	8	120
The Goodyear Tire & Rubber Company (a)	45	480
The Lovesac Company (a)	2	68
The One Group Hospitality, Inc. (a)	8	56
The Wendy's Company	32	600
Thor Industries Inc.	9	685
Tile Shop Holdings, Inc.	8	25
Tilly's Inc. - Class A	5	36
Toll Brothers Inc.	7	313
TopBuild Corp. (a)	2	350
Travel + Leisure Co.	13	510
TRI Pointe Homes, Inc. (a)	17	290
Tuesday Morning Corporation (a)	18	6
Tupperware Brands Corp. (a)	9	58
Under Armour Inc. - Class A (a)	14	113
Under Armour Inc. - Class C (a)	2	18
Unifi Inc. (a)	4	62
Universal Electronics Inc. (a)	3	87
Universal Technical Institute Inc. (a)	8	57
Urban Outfitters Inc. (a)	16	300
Vera Bradley, Inc. (a)	8	33
Victoria's Secret & Co. (a)	3	95
Vincent Holding Corp. (a)	1	7
Vista Outdoor Inc. (a)	10	267
Visteon Corporation (a)	4	431
VOXX International Corporation - Class A (a)	4	39
Weyco Group Inc.	2	39
Wingstop Inc.	3	187
Winmark Corp.	1	162
Winnebago Industries Inc.	6	268
Wolverine World Wide, Inc.	15	295
WW International, Inc. (a)	12	74
Wyndham Hotels & Resorts, Inc.	1	67
XPEL, Inc. (a)	2	90
YETI Holdings, Inc. (a)	9	391
Zumiez Inc. (a)	4	104
		55,312
Information Technology 12.5%
2U, Inc. (a)	9	95
3D Systems Corporation (a)	13	130
A10 Networks, Inc.	21	303
ACI Worldwide, Inc. (a)	23	592
ADS Alliance Data Systems, Inc.	8	304
ADTRAN, Inc.	13	221
Advanced Energy Industries, Inc.	6	468
Agilysys, Inc. (a)	5	233
Airgain, Inc. (a)	2	18
Akoustis Technologies, Inc. (a) (c)	8	30
Alarm.Com Holdings, Inc. (a)	8	523
ALJ Regional Holdings, Inc. (a) (c)	4	8
Alpha and Omega Semiconductor Limited (a)	6	210
Altair Engineering Inc. - Class A (a)	9	453
Ambarella Inc. (a)	6	382
American Software, Inc. - Class A	7	119
Amkor Technology, Inc.	39	656
Amtech Systems, Inc. (a)	3	23
AppFolio, Inc. - Class A (a)	3	247
Applied Optoelectronics, Inc. (a)	5	8
Arlo Technologies, Inc. (a)	16	97
Arrow Electronics, Inc. (a)	—	35
AstroNova, Inc. (a)	1	6
Asure Software, Inc. (a)	4	23
Avaya Holdings Corp. (a)	12	27
Aviat Networks, Inc. (a)	2	48
Avid Technology, Inc. (a)	7	170
Avnet, Inc.	16	678
Aware Inc. (a)	5	11
Axcelis Technologies, Inc. (a)	5	281
AXT, Inc. (a)	9	52
Badger Meter, Inc.	5	394
Bel Fuse Inc. - Class B	2	37
Belden Inc.	7	381
Benchmark Electronics, Inc.	9	212
Benefitfocus.Com, Inc. (a)	1	10
Blackbaud, Inc. (a)	8	476
BM Technologies, Inc. - Class A (a)	—	2
Box, Inc. - Class A (a)	24	599
Brightcove Inc. (a)	9	57
Brooks Automation Inc.	8	543
CACI International Inc. - Class A (a)	2	551
CalAmp Corp. (a)	8	34
Calix, Inc. (a)	11	371
Cambium Networks Corp. (a)	6	81
Cantaloupe, Inc. (a)	14	81
Casa Systems, Inc. (a)	12	47
Cass Information Systems, Inc.	3	116
CDK Global, Inc.	6	347
CEVA Inc. (a)	6	192
ChannelAdvisor Corp. (a)	7	102
Cirrus Logic Inc. (a)	9	641
Clearfield, Inc. (a)	3	196
CMC Materials, Inc	5	893
Coda Octopus Group, Inc. (a)	1	6
Cognyte Software Ltd (a)	7	28
Coherent Inc. (a)	1	390
Cohu Inc. (a)	8	217
CommScope Holding Company, Inc. (a)	30	185
CommVault Systems Inc. (a)	7	419
Computer Task Group Inc. (a)	3	25
Comtech Telecommunications Corp.	6	58
Concentrix Corporation	—	11
Conduent Inc. (a)	29	127
Consensus Cloud Solutions, Inc. (a)	4	164
CSG Systems International, Inc.	7	393
CTS Corp.	5	171
Cyberoptics Corp. (a)	2	72
Daktronics Inc. (a)	10	32
Diebold Nixdorf Inc. (a)	5	12
Digi International Inc. (a)	8	197
Diodes Inc. (a)	7	467
DoubleVerify Holdings, Inc. (a)	8	174
Duck Creek Technologies, Inc. (a)	18	272
DXC Technology Company (a)	—	7
DZS, Inc. (a)	6	94
Ebix Inc.	5	77
EchoStar Corp. - Class A (a)	6	113
Egain Corporation (a)	8	77
EMCORE Corporation (a)	9	26
Envestnet, Inc. (a)	8	419
ePlus Inc. (a)	4	216
Euronet Worldwide Inc. (a)	7	719
Everbridge, Inc. (a)	6	154
Everspin Technologies, Inc. (a)	4	21
EVERTEC, Inc.	10	374
EVO Payments, Inc. - Class A (a)	6	148
ExlService Holdings Inc. (a)	5	769
Extreme Networks, Inc. (a)	24	213
Fabrinet (a)	6	481
FARO Technologies Inc. (a)	3	95
FormFactor Inc. (a)	12	459
Genasys Inc. (a)	7	24
GSI Technology, Inc. (a)	3	12
GTY Govtech, Inc. (a)	11	70
Hackett Group Inc.	7	142
Harmonic, Inc. (a)	19	162
I3 Verticals, Inc. - Class A (a)	5	130
Ichor Holdings, Ltd. (a)	5	131
Identiv, Inc. (a)	6	65
II-VI Incorporated (a)	10	529
Immersion Corp. (a)	5	28
Infinera Corporation (a)	22	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Information Services Group, Inc.	11	72
Innodata Inc. (a)	6	28
Insight Enterprises, Inc. (a)	5	474
Intelligent Systems Corporation (a)	1	12
InterDigital Communications, Inc.	4	237
International Money Express Inc. (a)	8	169
inTEST Corporation (a)	3	18
Intevac Inc. (a)	5	22
IPG Photonics Corporation (a)	8	743
Issuer Direct Corporation (a)	1	22
Iteris, Inc. (a)	8	23
Itron Inc. (a)	8	385
J2 Cloud Services, LLC (a)	7	558
JAMF Holding Corp. (a)	3	78
KBR, Inc.	23	1,123
Kimball Electronics Group, LLC (a)	6	125
Knowles Corporation (a)	15	252
Kulicke & Soffa Industries Inc.	9	403
KVH Industries Inc. (a)	3	30
Kyndryl Holdings, Inc. (a)	3	25
Lantronix, Inc. (a)	7	37
Lattice Semiconductor Corp. (a)	17	845
Limelight Networks, Inc. (a)	41	95
Littelfuse Inc.	1	239
LivePerson, Inc. (a)	1	15
Liveramp, Inc. (a)	10	250
Lumentum Holdings Inc. (a)	11	902
Luna Innovations Incorporated (a)	8	45
MACOM Technology Solutions Holdings, Inc. (a)	11	487
MagnaChip Semiconductor, Ltd. (a)	9	131
Mandiant, Inc. (a)	32	702
Mantech International Corp. - Class A	4	369
MAXIMUS Inc.	5	285
MaxLinear, Inc. (a)	11	374
Methode Electronics Inc.	6	206
Mitek Systems, Inc. (a)	10	93
MKS Instruments, Inc.	1	131
Model N, Inc. (a)	8	196
Momentive Global Inc. (a)	7	62
MoneyGram International, Inc. (a)	16	159
N-Able, Inc. (a)	11	103
NAPCO Security Technologies Inc. (a)	8	169
National Instruments Corp.	19	601
NCR Corporation (a)	20	631
NeoPhotonics Corporation (a)	10	163
NETGEAR, Inc. (a)	7	122
NetScout Systems, Inc. (a)	11	380
Network-1 Technologies, Inc.	3	6
Nlight, Inc. (a)	8	77
Novantas Inc. (a)	6	723
NVE Corp.	1	47
ON24, Inc. (a)	3	30
One Stop Systems, Inc. (a)	1	6
Onespan, Inc. (a)	11	128
Onto Innovation Inc. (a)	7	494
OSI Systems Inc. (a)	3	224
Paya Holdings Inc. - Class A (a)	11	73
Paysafe Limited (a) (c)	4	8
Paysign, Inc. (a)	3	5
PC Connection, Inc.	4	176
PC-Tel, Inc.	3	11
PDF Solutions Inc. (a)	9	202
Perficient, Inc. (a)	5	501
PFSweb Inc. (a)	5	58
Photronics Inc. (a)	3	62
Ping Identity Holding Corp. (a)	11	194
Pixelworks, Inc. (a)	12	22
Plantronics Inc. (a)	1	46
Plexus Corp. (a)	5	355
Power Integrations Inc.	9	662
Powerfleet Inc. (a)	8	18
Progress Software Corp.	6	272
Q2 Holdings, Inc. (a)	5	207
Qualys, Inc. (a)	6	747
Rackspace Technology, Inc. (a) (c)	17	121
Rambus Inc. (a)	16	339
Ribbon Communications Inc. (a)	30	91
Richardson Electronics Ltd.	3	42
Rimini Street, Inc. (a)	17	105
Rogers Corp. (a)	3	696
SailPoint Technologies Holdings, Inc. (a)	13	801
Sanmina Corp. (a)	10	399
Sapiens International Corporation N.V.	10	236
ScanSource Inc. (a)	6	194
Science Applications International Corp.	9	805
Secureworks Corp. - Class A (a)	2	19
Semtech Corp. (a)	11	586
Servicesource International, Inc. (a)	4	7
Shift4 Payments, LLC - Class A (a)	2	57
ShotSpotter, Inc. (a)	2	58
Silicon Laboratories Inc. (a)	6	775
SMART Global Holdings, Inc. (a)	9	139
Smith Micro Software, Inc. (a)	10	25
SolarWinds Corporation	15	151
SPS Commerce, Inc. (a)	5	615
SRAX, Inc. - Class A (a) (c)	3	10
StarTek, Inc. (a)	6	17
Stratasys, Inc. (a)	10	182
Super Micro Computer, Inc. (a)	8	307
Switch Inc - Class A	21	690
Synaptics Incorporated (a)	6	750
Synchronoss Technologies, Inc. (a)	5	6
Telos Corporation (a)	2	15
Teradata Corporation (a)	16	599
Terawulf Inc. (a)	—	—
Tessco Technologies Inc. (a)	1	3
The Western Union Company	9	141
Transact Technologies Inc. (a)	—	1
TTEC Holdings, Inc.	8	531
TTM Technologies, Inc. (a)	15	183
Tucows Inc. - Class A (a)	1	26
Ultra Clean Holdings, Inc. (a)	7	215
Unisys Corp. (a)	12	146
Universal Display Corporation	2	230
Upland Software, Inc. (a)	4	58
Upstate Property Rentals, LLC (a)	6	145
Usio, Inc. (a)	5	12
Varonis Systems, Inc. (a)	2	71
Veeco Instruments Inc. (a)	7	141
Verint Systems Inc. (a)	10	431
Verra Mobility Corporation - Class A (a)	25	390
Vertex, Inc. - Class A (a)	3	34
ViaSat, Inc. (a)	11	338
Viavi Solutions Inc. (a)	35	466
VirnetX Holding Corporation (a)	2	3
Vishay Intertechnology Inc.	21	365
Vishay Precision Group, Inc. (a)	3	90
Vontier Corporation	25	575
Wayside Technology Group Inc.	1	39
Wex, Inc. (a)	1	179
Xerox Holdings Corporation	25	366
Xperi Holding Corporation	4	54
Yext, Inc. (a)	17	82
		54,203
Health Care 12.2%
AC Immune SA (a) (c)	2	6
Acadia Healthcare Company, Inc. (a)	16	1,063
ACADIA Pharmaceuticals Inc. (a)	5	76
Accuray Incorporated (a)	21	42
Adaptive Biotechnologies Corporation (a)	21	173
Addus HomeCare Corporation (a)	4	312
Adicet Therapeutics, Inc. (a) (c)	5	75
ADMA Biologics, Inc. (a) (c)	15	30
Adverum Biotechnologies, Inc. (a)	7	9
Aeglea Biotherapeutics, Inc. (a)	11	6
Affimed N.V. (a)	2	6
Agios Pharmaceuticals, Inc. (a)	10	219
Akebia Therapeutics, Inc. (a)	30	11
Akero Therapeutics Inc. (a)	7	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Akouos, Inc. (a)	1	6
Albireo Pharma, Inc. (a)	5	93
Aldeyra Therapeutics, Inc. (a)	3	10
Alkermes Public Limited Company (a)	26	763
Allakos Inc. (a)	1	3
Allogene Therapeutics, Inc. (a)	9	97
Allovir, Inc. (a) (c)	2	7
Allscripts Healthcare Solutions, Inc. (a)	20	300
Altimmune, Inc. (a)	3	39
Amedisys, Inc. (a)	4	368
AMN Healthcare Services, Inc. (a)	8	896
Amneal Pharmaceuticals, Inc. - Class A (a)	21	67
Amphastar Pharmaceuticals, Inc. (a)	10	360
Anaptysbio, Inc. (a)	7	139
AngioDynamics, Inc. (a)	11	205
ANI Pharmaceuticals, Inc. (a)	5	141
Anika Therapeutics, Inc. (a)	4	87
Annexon, Inc. (a)	1	2
Apex Medical Corp. (a)	7	40
Apollo Medical Holdings, Inc. (a) (c) (d)	8	321
Applied Molecular Transport Inc. (a)	—	1
Applied Therapeutics, Inc. (a)	5	5
Aravas Inc. (a)	2	3
Aravive Biologics, Inc. (a)	2	2
Arcturus Therapeutics Holdings Inc. (a) (c)	2	29
Arcus Biosciences, Inc. (a)	2	58
Arcutis Biotherapeutics, Inc. (a)	6	138
Ardelyx, Inc. (a)	19	11
Asensus Surgical, Inc. (a)	5	2
Assembly Biosciences, Inc. (a)	7	14
Atara Biotherapeutics, Inc. (a)	15	114
Athenex, Inc. (a)	13	5
Atreca, Inc. - Class A (a)	6	10
AtriCure, Inc. (a)	7	305
Atrion Corporation	—	190
Atyr Pharma, Inc. (a)	2	5
Avanos Medical, Inc. (a)	8	217
AVEO Pharmaceuticals, Inc. (a)	4	25
Avidity Biosciences, Inc. (a)	7	99
AxoGen, Inc. (a)	8	61
Axonics Modulation Technologies, Inc. (a)	8	446
Berks County Industrial Development Authority (a)	4	27
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	43
Bioventus Inc. - Class A (a)	1	9
Bioxcel Therapeutics, Inc. (a)	—	5
Bluebird Bio, Inc. (a)	7	28
Blueprint Medicines Corporation (a)	7	369
Brookdale Senior Living Inc. (a)	32	147
C4 Therapeutics, Inc. (a)	2	15
Cabaletta Bio, Inc. (a)	4	5
Capricor Therapeutics, Inc. (a)	3	10
Cara Therapeutics, Inc. (a)	14	129
Cardiovascular Systems Inc. (a)	8	114
CareCloud, Inc. (a)	1	5
Caredx, Inc. (a)	7	159
CASI Pharmaceuticals, Inc. (a)	2	5
Castle Biosciences, Inc. (a)	4	80
Catalyst Pharmaceuticals, Inc. (a)	25	176
Celldex Therapeutics, Inc. (a)	7	195
Champions Oncology, Inc. (a)	1	4
Chemed Corporation	—	142
ChemoCentryx, Inc. (a)	2	39
Chimerix, Inc. (a)	15	31
Chinook Therapeutics, Inc. (a)	11	192
Chinook Therapeutics, Inc. (a) (e)	3	5
Codexis, Inc. (a)	10	101
Collegium Pharmaceutical, Inc. (a)	7	127
Community Health Systems Inc. (a)	24	90
Computer Programs & Systems Inc. (a)	4	131
Concert Pharmaceuticals Inc. (a)	10	42
Conmed Corp.	5	471
Corcept Therapeutics Inc. (a)	18	423
Coronado Topco, Inc. (a)	7	669
Corvel Corp. (a)	3	468
Corvus Pharmaceuticals Inc. (a)	12	12
Covetrus, Inc. (a)	22	456
Crinetics Pharmaceuticals, Inc. (a)	8	146
CRISPR Therapeutics AG (a) (c)	9	560
Cross Country Healthcare Inc. (a)	8	170
CryoLife Inc. (a)	10	190
Cue Biopharma, Inc. (a)	7	17
Cumberland Pharmaceuticals Inc. (a)	3	6
Cutera Inc. (a)	3	114
Cymabay Therapeutics, Inc. (a)	14	41
Cytomx Therapeutics, Inc. (a)	14	25
CytoSorbents Corporation (a)	7	16
Deciphera Pharmaceuticals, Inc. (a)	9	112
Denali Therapeutics Inc. (a)	14	409
DURECT Corporation (a)	39	19
Dyne Therapeutics Inc. (a)	2	11
Eagle Pharmaceuticals Inc. (a)	3	148
Edesa Biotech Inc. (a)	2	3
Editas Medicine, Inc. (a)	10	117
Eiger Biopharmaceuticals, Inc. (a)	11	70
Electromed, Inc. (a)	1	8
Emergent BioSolutions Inc. (a)	8	258
Enanta Pharmaceuticals, Inc. (a)	5	252
Encompass Health Corporation	14	769
Endo International Public Limited Company (a)	15	7
Enovis Corporation (a)	7	378
Entasis Therapeutics Holdings Inc. (a)	5	11
Envista Holdings Corporation (a)	17	656
Enzo Biochem Inc. (a)	10	20
Equillium, Inc. (a)	1	2
Evolent Health, Inc. - Class A (a)	13	412
Evolus, Inc. (a)	7	82
Exagen Inc. (a)	1	5
Exelixis, Inc. (a)	40	824
Eyepoint Pharmaceuticals, Inc. (a) (c)	2	14
Fate Therapeutics, Inc. (a)	6	144
FibroGen, Inc. (a)	15	154
Five Star Senior Living Inc. (a)	4	5
Fluidigm Corporation (a)	17	27
Fonar Corporation (a)	1	18
Forma Therapeutics Holdings, Inc. (a)	2	16
Frequency Therapeutics, Inc. (a)	1	2
Fulcrum Therapeutics, Inc. (a)	7	36
Fulgent Genetics, Inc. (a)	3	186
G1 Therapeutics, Inc. (a)	8	38
Generation Bio Co. (a)	1	5
Genprex, Inc. (a)	3	4
Geron Corp. (a) (c)	20	30
Glaukos Corp. (a)	6	277
Global Blood Therapeutics, Inc. (a)	1	20
Globus Medical Inc. - Class A (a)	4	206
Gritstone Oncology, Inc. (a)	13	32
Haemonetics Corp. (a)	7	443
Halozyme Therapeutics, Inc. (a)	19	846
Hanger, Inc. (a)	9	127
Harmony Biosciences Holdings Inc. (a)	7	361
Harpoon Therapeutics, Inc. (a)	8	15
Harvard Bioscience Inc. (a)	9	33
Health Catalyst, Inc. (a)	8	110
Healthcare Services Group Inc.	10	182
HealthEquity, Inc. (a)	12	761
Healthstream, Inc. (a)	8	182
Heska Corporation (a)	2	155
Homology Medicines, Inc. (a)	12	25
Hookipa Pharma Inc. (a)	4	7
Horizon Orphan LLC (a)	5	90
iCAD, Inc. (a)	3	13
ICU Medical, Inc. (a)	2	333
IDEAYA Biosciences, Inc. (a)	8	105
IGM Biosciences, Inc. (a)	2	41
ImmunoPrecise Antibodies Ltd. (a)	—	2
Immunovant, Inc. (a)	9	34
Inari Medical, Inc. (a)	4	246
InfuSystem Holdings, Inc. (a)	4	37
Innoviva, Inc. (a)	11	160
Inogen, Inc. (a)	6	135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Insmed Inc. (a)	1	18
Integer Holdings Corporation (a)	5	359
Integra LifeSciences Holdings Corp. (a)	13	702
Intellia Therapeutics, Inc. (a)	11	551
Intra-Cellular Therapies, Inc. (a)	12	701
Invacare Corp. (a)	1	1
Ionis Pharmaceuticals Inc. (a)	18	665
Iovance Biotherapeutics Inc. (a)	12	131
Iradimed Corp.	3	109
iRhythm Technologies Inc. (a)	1	148
Ironwood Pharmaceuticals, Inc. - Class A (a)	23	260
Iveric Bio, Inc. (a)	17	166
Jounce Therapeutics Inc. (a)	12	38
KalVista Pharmaceuticals Inc. (a)	2	19
Karuna Therapeutics, Inc. (a)	1	127
Kezar Life Sciences, Inc. (a)	11	94
Kiniksa Pharmaceuticals Ltd. - Class A (a)	7	72
Kodiak Sciences, Inc. (a)	6	50
Krystal Biotech, Inc. (a)	3	227
Kura Oncology, Inc. (a)	12	225
Kymera Therapeutics, Inc. (a)	5	96
Lantheus Holdings Inc. (a)	11	747
Larimar Therapeutics, Inc. (a)	2	3
Leap Therapeutics, Inc. (a) (c)	20	22
LeMaitre Vascular Inc.	4	179
Lensar, Inc. (a)	1	7
Lexicon Pharmaceuticals, Inc. (a)	28	53
LHC Group, Inc. (a)	5	781
Ligand Pharmaceuticals Incorporated (a)	3	258
Lineage Cell Therapeutics, Inc. (a)	4	7
Liquidia Technologies, Inc. (a)	4	16
LivaNova PLC (a)	8	506
MacroGenics Inc. (a)	12	35
Madrigal Pharmaceuticals Inc. (a)	1	73
Magenta Therapeutics, Inc. (a)	12	15
Marinus Pharmaceuticals, Inc. (a)	7	32
MediciNova, Inc. (a)	3	8
Mednax, Inc. (a)	14	301
Medpace Holdings, Inc. (a)	6	844
MEI Pharma, Inc. (a)	22	13
MeiraGTx Holdings plc (a)	9	71
Meridian Bioscience Inc. (a)	9	260
Merit Medical Systems Inc. (a)	8	460
Merrimack Pharmaceuticals Inc. (a)	1	5
Mersana Therapeutics, Inc. (a)	4	21
Mesa Laboratories, Inc.	1	147
Milestone Pharmaceuticals Inc. (a) (c)	2	10
ModivCare Inc. (a)	2	171
Molecular Templates, Inc. (a)	9	9
Morphic Holding, Inc. (a)	4	97
Mustang Bio, Inc. (a)	21	12
Myriad Genetics, Inc. (a)	12	219
NanoString Technologies, Inc. (a)	3	38
National Healthcare Corp.	3	181
National Research Corp.	5	185
Natus Medical Inc. (a)	7	225
Nektar Therapeutics (a)	28	106
Neogen Corp. (a)	16	374
Neogenomics Laboratories, Inc. (a)	19	153
Neoleukin Therapeutics, Inc. (a)	2	2
Neurocrine Biosciences, Inc. (a)	—	17
Neuronetics, Inc. (a)	2	7
Nextcure, Inc. (a)	6	29
Nextgen Healthcare Inc. (a)	11	188
NGM Biopharmaceuticals, Inc. (a)	11	147
Nighthawk Biosciences Inc. (a)	4	11
Nkarta, Inc. (a)	1	10
Nurix Therapeutics, Inc. (a)	3	36
NuVasive Inc. (a)	8	395
Omnicell, Inc. (a)	7	768
Opiant Pharmaceuticals, Inc. (a)	1	6
OPKO Health, Inc. (a)	92	234
OptimizeRX Corporation (a)	3	86
Option Care Health, Inc. (a)	28	778
Orasure Technologies, Inc. (a)	15	41
Organogenesis Holdings Inc. - Class A (a)	17	84
Organon & Co.	—	16
Orgenesis Inc. (a) (c)	2	6
Orthofix Medical Inc. (a)	5	123
Orthopediatrics Corp. (a)	4	157
Otonomy, Inc. (a)	6	12
Owens & Minor Inc.	12	366
Oyster Point Pharma, Inc. (a)	1	2
Pacira Biosciences, Inc. (a)	6	374
Patterson Cos. Inc.	15	456
PDL BioPharma, Inc. (a) (e)	14	35
Penumbra, Inc. (a)	2	276
Perrigo Company Public Limited Company	22	897
Personalis, Inc. (a)	7	25
PetIQ, Inc. - Class A (a)	8	126
Phibro Animal Health Corporation - Class A	5	88
Pieris AG (a)	12	23
Pliant Therapeutics, Inc. (a)	—	3
Poseida Therapeutics, Inc. (a)	5	13
Pphm, Inc. (a)	9	141
Precigen, Inc. (a) (c)	6	8
Precision BioSciences Inc (a)	12	19
Premier Healthcare Solutions, Inc. - Class A	17	623
Prestige Consumer Healthcare Inc. (a)	8	485
Progyny, Inc. (a)	14	415
ProPhase Labs, Inc. (a)	3	37
Protagonist Therapeutics, Inc. (a)	7	55
Prothena Corporation Public Limited Company (a)	7	199
Pulmonx Corporation (a)	1	14
Quanterix Corporation (a)	6	101
R1 RCM Inc. (a)	42	870
RadNet Inc. (a)	9	152
Regenxbio Inc. (a)	7	175
Relay Therapeutics, Inc. (a) (c)	8	138
Relmada Therapeutics, Inc. (a)	5	99
Repare Therapeutics Inc. (a) (c)	1	20
Replimune Group, Inc. (a)	7	116
Revolution Medicines, Inc. (a)	10	186
Rhythm Pharmaceuticals, Inc. (a)	7	28
Rigel Pharmaceuticals Inc. (a)	1	1
Rocket Pharmaceuticals, Ltd. (a)	8	116
Rubius Therapeutics, Inc. (a)	5	4
RVL Pharmaceuticals Public Limited Company (a)	2	3
Sage Therapeutics Inc. (a)	7	233
Sangamo Therapeutics Inc. (a)	27	112
Satsuma Pharmaceuticals, Inc. (a)	5	20
Scholar Rock Holding Corporation (a)	5	26
Schrodinger, Inc. (a)	2	48
scPharmaceuticals Inc. (a)	—	—
SeaSpine Holdings Corporation (a)	8	45
Select Medical Holdings Corporation	19	459
Semler Scientific, Inc. (a)	1	34
Sensus Healthcare, Inc. (a)	2	18
Seres Therapeutics, Inc. (a)	13	46
Shockwave Medical, Inc. (a)	1	157
SI-BONE, Inc. (a)	7	98
SIGA Technologies, Inc.	16	181
Simulations Plus Inc.	3	167
Sonida Senior Living, Inc. (a)	—	10
Sotera Health LLC (a)	23	452
Spectrum Pharmaceuticals, Inc. (a)	30	24
Spero Therapeutics, Inc. (a)	7	5
Springworks Therapeutics, Inc. (a)	4	100
Staar Surgical Co. (a)	7	495
Stereotaxis, Inc. (a)	14	27
Stoke Therapeutics, Inc. (a)	7	92
Supernus Pharmaceuticals Inc. (a)	7	208
Surface Oncology, Inc. (a)	11	18
Surgalign Holdings, Inc. (a)	—	1
SurModics Inc. (a)	3	123
Sutro Biopharma, Inc. (a)	9	48
Symbion, Inc. (a)	14	391
Syndax Pharmaceuticals, Inc. (a)	12	236
Synlogic Operating Company, Inc. (a)	2	2
Tactile Systems Technology, Inc. (a)	4	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Tandem Diabetes Care Inc. (a)	1	56
Taro Pharmaceutical Industries Ltd (a)	4	156
Tarsus Pharmaceuticals, Inc. (a)	3	38
TCR2 Therapeutics Inc. (a)	8	22
Tenet Healthcare Corporation (a)	1	37
The Ensign Group, Inc.	9	645
The Joint Corp (a)	2	35
The Pennant Group, Inc. (a)	6	75
TransMedics Group, Inc. (a)	5	146
Travere Therapeutics, Inc. (a)	9	218
Tricida, Inc. (a) (c)	1	13
Turning Point Therapeutics, Inc. (a)	5	360
Twist Bioscience Corporation (a)	7	258
U. S. Physical Therapy, Inc.	2	225
Ultragenyx Pharmaceutical Inc. (a)	5	294
Utah Medical Products Inc.	1	72
Vanda Pharmaceuticals Inc. (a)	13	144
Vapotherm, Inc. (a)	6	14
Varex Imaging Corporation (a)	10	223
Vaxcyte, Inc. (a)	1	11
VBI Vaccines (Delaware) Inc. (a)	11	9
Venus Concept Inc. (a)	10	5
Verastem, Inc. (a)	41	48
Vericel Corporation (a)	3	77
Verrica Pharmaceuticals Inc. (a)	1	2
ViewRay, Inc. (a)	46	122
Viking Therapeutics, Inc. (a)	17	50
Voyager Therapeutics, Inc. (a)	3	15
Wave Life Sciences Ltd. (a)	2	7
X4 Pharmaceuticals Inc. (a)	5	5
Xbiotech Inc (a)	6	34
Xencor, Inc. (a)	10	267
Xenon Pharmaceuticals Inc. (a)	3	86
Y-mAbs Therapeutics, Inc. (a)	5	74
Zeno Pharmaceuticals, Inc. (a)	1	27
ZIOPHARM Oncology, Inc. (a) (c)	28	34
		53,270
Energy 7.1%
Adams Resources & Energy, Inc.	1	26
Alto Ingredients, Inc. (a)	16	60
Antero Midstream Corporation	75	675
Antero Resources Corporation (a)	44	1,334
Arch Resources, Inc. - Class A	4	526
Archrock, Inc.	24	197
Berry Corporation (Bry)	18	139
Brigham Minerals, Inc. - Class A	6	144
Bristow Group Inc. (a)	6	143
Cactus Inc. - Class A	8	314
California Resources Corporation	11	407
Callon Petroleum Company (a)	9	347
Centennial Resource Development, LLC - Class A (a)	49	295
Centrus Energy Corp. - Class A (a)	3	75
ChampionX Corporation	29	572
Chesapeake Energy Corporation	10	786
Civitas Resources, Inc.	11	579
Clean Energy Fuels Corp. (a)	32	142
CNX Resources Corporation (a)	32	521
Comstock Resources, Inc. (a)	39	471
CONSOL Mining Corporation (a)	8	416
Core Laboratories N.V.	7	135
Crescent Energy Company - Class A (c)	6	69
CVR Energy, Inc.	13	424
Delek US Holdings, Inc. (a)	11	276
Denbury Inc. (a)	8	475
DHT Holdings, Inc.	33	202
DMC Global Inc. (a)	4	65
Dorian LPG Ltd.	12	177
Dril-Quip Inc. (a)	7	186
DT Midstream, Inc.	10	513
Earthstone Energy, Inc. - Class A (a) (c)	15	202
Enlink Midstream, LLC	76	644
Epsilon Energy Ltd.	5	29
Equitrans Midstream Corp.	69	438
Evolution Petroleum Corporation	7	37
Expro Group Holdings N.V. (a)	13	146
Exterran Trinidad LLC (a)	6	28
Forum Energy Technologies, Inc. (a)	1	29
Geospace Technologies Corporation (a)	2	10
Gevo, Inc. (a) (c)	5	12
Green Plains Renewable Energy Inc. (a)	8	214
Gulf Island Fabrication Inc. (a)	2	5
Hallador Energy Company (a)	5	27
Helix Energy Solutions Group, Inc. (a)	37	114
Helmerich & Payne Inc.	16	700
HF Sinclair Corporation	23	1,043
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	9	192
Kinetik Holdings LP - Class A (c)	1	51
Kosmos Energy Ltd. (a)	80	493
Laredo Petroleum, Inc. (a)	3	204
Liberty Oilfield Services Inc. - Class A (a)	26	336
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corp. - Class A	33	689
Mammoth Energy Services, Inc. (a)	6	13
Matador Resources Co.	21	959
Matrix Service Co. (a)	6	32
Murphy Oil Corporation	28	833
Nabors Industries Ltd (a)	1	190
NACCO Industries Inc. - Class A	1	34
Natural Gas Services Group, Inc. (a)	2	25
Newpark Resources Inc. (a)	20	61
NextDecade Corporation (a)	5	23
NexTier Oilfield Solutions Inc. (a)	46	442
Nordic American Tankers Limited (c)	19	40
Northern Oil and Gas Incorporated	11	281
NOV Inc.	52	886
Oasis Petroleum Inc.	3	326
Oceaneering International, Inc. (a)	15	159
Oil States International Inc. (a)	16	85
Overseas Shipholding Group, Inc. - Class A (a)	17	35
Par Pacific Holdings, Inc. (a)	11	176
Patterson-UTI Energy Inc.	29	462
PBF Energy Inc. - Class A (a)	17	493
PDC Energy, Inc.	17	1,050
Peabody Energy Corp. (a)	20	420
PEDEVCO Corp. (a)	7	8
Phx Minerals Inc. - Class A	5	15
Primeenergy Resources Corporation (a)	—	8
Propetro Holding Corp. (a)	21	215
Range Resources Corporation (a)	45	1,124
Ranger Oil Corporation - Class A (a)	1	45
REX Stores Corp. (a)	1	124
Riley Exploration - Permian, LLC	—	10
Ring Energy Inc. (a) (c)	18	49
RPC Inc. (a)	34	237
SandRidge Energy, Inc. (a)	8	123
Scorpio Tankers Inc.	12	416
SEACOR Marine Holdings Inc. (a)	5	28
Select Energy Services, Inc. - Class A (a)	21	141
SFL Corporation Ltd.	25	235
SilverBow Resources, Inc. (a)	3	96
Sitio Royalties Corp. - Class A	2	57
SM Energy Company	21	717
Smart Sand Inc. (a)	10	19
Solaris Oilfield Infrastructure, Inc. - Class A	7	77
Southwestern Energy Co. (a)	156	973
Talos Energy Inc. (a)	15	228
TechnipFMC PLC	69	466
Teekay Tankers Ltd. - Class A (a)	7	131
Tellurian Investments Inc. (a)	49	147
TETRA Technologies, Inc. (a)	31	124
Tidewater Inc. (a)	10	202
Transocean Ltd. (a) (b)	92	307
TravelCenters of America, Inc. (a)	3	111
U.S. Silica Holdings, Inc. (a)	18	203
Uranium Energy Corp. (a) (c)	26	80
VAALCO Energy, Inc.	13	90
Vertex Energy, Inc. (a)	6	64
W&T Offshore, Inc. (a)	13	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Weatherford International Public Limited Company (a)	5	107
Whiting Petroleum Corporation	7	477
World Fuel Services Corp.	11	234
		31,103
Materials 6.1%
Advanced Emissions Solutions, Inc. (a)	4	16
AdvanSix Inc.	6	213
AgroFresh Solutions, Inc. (a)	4	8
Allegheny Technologies Incorporated (a)	21	479
Alpha Metallurgical Resources, Inc.	4	571
American Vanguard Corporation	8	172
Ampco-Pittsburgh Corporation (a)	3	10
Andina Acquisition Corporation	8	136
Arconic Corporation (a)	16	454
Ashland Global Holdings Inc.	9	927
Aspen Aerogels, Inc. (a)	4	39
Avient Corporation	15	585
Axalta Coating Systems Ltd. (a)	13	291
Balchem Corporation	5	690
Bioceres Crop Solutions Corp. (a) (c)	1	11
Cabot Corp.	9	568
Caledonia Mining Corporation PLC	2	19
Carpenter Technology Corp.	7	203
Century Aluminum Co. (a)	15	111
Chase Corporation	2	179
Clearwater Paper Corporation (a)	4	126
Coeur d'Alene Mines Corp. (a)	36	109
Commercial Metals Co.	20	653
Compass Minerals International, Inc.	5	160
Core Molding Technologies Inc. (a)	—	2
Eagle Materials Inc.	6	674
Element Solutions, Inc.	39	689
Ferroglobe PLC (a)	37	222
Flotek Industries Inc. (a)	5	5
Fortitude Gold Corporation	2	14
Friedman Industries, Incorporated	2	12
FutureFuel Corp.	10	75
GCP Applied Technologies Inc. (a)	4	121
Glatfelter Corporation	11	74
Gold Resource Corporation	18	29
Graphic Packaging Holding Company	40	821
Greif Inc. - Class A	4	247
Greif Inc. - Class B	2	141
H.B. Fuller Company	8	498
Hawkins Inc.	5	175
Haynes International Inc.	3	112
Hecla Mining Co.	85	335
Huntsman Corp.	11	326
Ingevity Corporation (a)	6	373
Innospec Inc.	3	311
Intrepid Potash, Inc. (a)	4	162
Kaiser Aluminum Corporation	2	153
Koppers Holdings Inc.	5	109
Kronos Worldwide, Inc.	11	204
Livent Corporation (a)	18	418
Loop Industries, Inc. (a) (c)	3	12
Louisiana-Pacific Corp.	16	812
LSB Industries Inc. (a)	16	219
Materion Corp.	3	197
Mercer International Inc.	14	189
Minera Andes Inc. (a)	4	2
Minerals Technologies Inc.	5	311
Myers Industries Inc.	8	190
Neenah Inc.	4	144
NewMarket Corp.	2	516
Nexa Resources S.A.	7	43
O-I Glass, Inc. (a)	20	278
Olin Corporation	5	210
Olympic Steel, Inc.	2	62
Orion Engineered Carbons Finance & Co. S.C.A.	8	124
Park Aerospace Technologies Corp.	5	68
Piedmont Lithium, Inc. (a)	1	52
PQ Group Holdings Inc.	17	172
Quaker Chemical Corp.	3	408
Ramaco Resources, Inc.	6	82
Ranpak Holdings Corp - Class A (a)	12	86
Rayonier Advanced Materials Inc. (a)	14	36
Resolute Forest Products Inc.	16	201
Reynolds Consumer Products LLC	18	498
Reynolds Group Holdings Limited	12	116
Royal Gold Inc.	5	492
Ryerson Holding Corp.	8	177
Schnitzer Steel Industries Inc. - Class A	4	143
Schweitzer-Mauduit International Inc.	8	190
Scotts Miracle-Gro Co.	6	489
Sensient Technologies Corporation	6	516
Silgan Holdings Inc.	17	691
Smith-Midland Corporation (a)	1	13
Sonoco Products Co.	13	720
Stepan Co.	4	360
Summit Materials, Inc. - Class A (a)	19	432
SunCoke Energy, Inc.	20	135
Sylvamo Corporation	5	177
Synalloy Corp. (a)	2	25
The Chemours Company	25	802
TimkenSteel Corp. (a)	10	186
Tredegar Corp.	8	78
Trinseo Public Limited Company	5	209
Tronox Holdings PLC	25	422
UFP Technologies Inc. (a)	2	138
United States Lime & Minerals Inc.	1	144
United States Steel Corporation	34	608
Universal Stainless & Alloy Products Inc. (a)	1	8
Valvoline, Inc.	27	783
Venator Materials PLC (a)	23	49
Warrior Met Coal, Inc.	10	301
Worthington Industries Inc.	8	334
		26,682
Consumer Staples 4.6%
Alico, Inc.	2	69
B&G Foods, Inc.	3	73
Bellring Intermediate Holdings, Inc. (a)	18	440
BJ's Wholesale Club Holdings, Inc. (a)	1	60
Boston Beer Co. Inc. - Class A (a)	1	400
Calavo Growers Inc.	4	175
Cal-Maine Foods Inc.	6	304
Casey's General Stores Inc.	3	560
Celsius Holdings, Inc. (a)	3	186
Central Garden & Pet Co. (a)	2	81
Central Garden & Pet Co. - Class A (a)	6	249
Coca-Cola Consolidated Inc.	1	638
Coty Inc. - Class A (a)	66	527
Del Monte Fresh Produce Company	8	227
E.L.F. Beauty, Inc. (a)	7	209
Edgewell Personal Care Colombia S A S	8	280
Energizer Holdings, Inc.	11	305
Farmer Bros. Co. (a)	4	20
Flowers Foods Inc.	35	916
Freshpet Inc. (a)	6	316
Grocery Outlet Holding Corp. (a)	15	624
Hain Celestial Group Inc. (a)	14	341
Herbalife Nutrition Ltd. (a)	15	304
Hostess Brands, Inc. - Class A (a)	23	483
Ingles Markets Inc. - Class A	2	215
Ingredion Inc.	10	918
Inter Parfums Inc.	4	302
J&J Snack Foods Corp.	3	373
John B. Sanfilippo & Son Inc.	2	152
Lancaster Colony Corp.	4	576
Landec Corp. (a)	8	84
LifeVantage Corporation	2	8
Limoneira Co.	4	51
MGPI Processing, Inc.	3	334
National Beverage Corp.	10	495
Natural Alternatives International Inc. (a)	1	9
Natural Grocers By Vitamin Cottage, Inc.	5	87
Natural Health Trends Corp.	1	5
Nature's Sunshine Products Inc. (a)	4	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Newage, Inc. (a)	26	6
Nu Skin Enterprises, Inc. - Class A	7	323
Oil-Dri Corp. of America	1	25
Performance Food Group, Inc. (a)	6	288
Pilgrim's Pride Corporation (a)	15	465
Post Holdings, Inc. (a)	8	645
PriceSmart Inc.	5	340
Rite Aid Corporation (a)	11	73
Rocky Mountain Chocolate Factory, Inc. (a)	2	10
Sanderson Farms Inc.	4	893
Seaboard Corp.	—	478
Seneca Foods Corp. - Class A (a)	2	91
SpartanNash Co.	8	232
Spectrum Brands Legacy, Inc.	6	528
Sprouts Farmers Market, Inc. (a)	19	473
The Andersons, Inc.	7	245
The Chefs' Warehouse, Inc. (a)	5	187
The Simply Good Foods Company (a)	14	547
Tootsie Roll Industries Inc.	5	180
Treehouse Foods, Inc. (a)	8	325
Turning Point Brands, Inc.	4	114
United Natural Foods Inc. (a)	11	417
United-Guardian Inc.	—	2
Universal Corp.	4	245
US Foods Holding Corp. (a)	2	46
USANA Health Sciences, Inc. (a)	3	221
Vector Group Ltd.	25	260
Village Super Market Inc. - Class A	2	50
Vital Farms, Inc. (a)	7	58
WD-40 Co.	2	419
Weis Markets Inc.	5	373
Whole Earth Brands, Inc. - Class A (a)	6	40
		20,039
Utilities 3.6%
ALLETE, Inc.	8	498
American States Water Company	6	468
Artesian Resources Corporation - Class A	2	102
Atlantica Yield PLC	17	535
Avista Corporation	11	472
Black Hills Corporation	10	722
California Water Service Group	8	437
Chesapeake Utilities Corporation	3	334
Clearway Energy, Inc. - Class A	3	87
Clearway Energy, Inc. - Class C	4	131
Consolidated Water Co. Ltd.	3	47
Genie Energy Ltd. - Class B	5	49
Hawaiian Electric Industries Inc.	17	677
IDACORP Inc.	8	826
MDU Resources Group Inc.	31	843
MGE Energy, Inc.	5	427
Middlesex Water Co.	2	210
National Fuel Gas Company	14	912
New Jersey Resources Corp.	15	654
Northwest Natural Holding Company	4	231
NorthWestern Corp.	8	472
OGE Energy Corp.	12	468
One Gas, Inc.	8	668
Ormat Technologies Inc.	9	686
Otter Tail Corp.	7	451
PNM Resources, Inc.	8	406
Portland General Electric Co.	14	658
Pure Cycle Corporation (a)	5	54
RGC Resources, Inc.	1	25
SJW Corp.	4	261
South Jersey Industries Inc.	18	607
Southwest Gas Corp.	9	769
Spire, Inc.	8	563
Sunnova Energy International Inc. (a)	17	310
Unitil Corp.	4	238
Via Renewables, Inc. - Class A	3	22
York Water Co.	4	157
		15,477
Communication Services 2.9%
Altice USA, Inc. - Class A (a)	31	289
AMC Networks, Inc. - Class A (a)	7	208
ANGI Homeservices Inc. - Class A (a)	16	74
Anterix Inc. (a)	3	124
ATN International Limited	4	192
Audacy, Inc. - Class A (a)	30	28
Bandwidth Inc. - Class A (a)	1	9
Boston Omaha Corporation - Class A (a)	6	119
Cargurus Inc. - Class A (a)	17	365
Cars.com Inc. (a)	17	159
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (c)	1	7
Cinedigm Corp. - Class A (a)	35	17
Cinemark Holdings, Inc. (a)	13	199
Clear Channel Outdoor Holdings, Inc. (a)	17	18
Cogent Communications Group, Inc.	8	474
comScore, Inc. (a)	17	35
Consolidated Communications Holdings Inc. (a)	20	137
Cumulus Media Inc. - Class A (a)	4	28
Daily Journal Corp. (a)	—	77
DHI Group, Inc. (a)	12	60
Dolphin Entertainment, LLC (a)	2	7
Entravision Communications Corporation - Class A	14	63
EverQuote, Inc. - Class A (a)	7	57
EW Scripps Co. - Class A (a)	10	127
Fluent Inc. (a)	18	22
fuboTV Inc. (a) (c)	18	46
Gannett Media Corp. (a)	29	84
Globalstar, Inc. (a) (c)	61	75
Gogo LLC (a)	10	161
Gray Television, Inc.	13	220
Hemisphere Media Group, Inc. - Class A (a)	5	39
IDT Corp. - Class B (a)	4	108
iHeartMedia, Inc. - Class A (a)	18	144
IMAX Corporation (a)	9	144
Iridium Communications Inc. (a)	21	772
John Wiley & Sons Inc. - Class A	7	344
Lee Enterprises, Incorporated (a)	1	22
Liberty Braves Group - Series A (a)	2	46
Liberty Braves Group - Series C (a)	6	155
Liberty Latin America Ltd. - Class A (a)	7	58
Liberty Latin America Ltd. - Class C (a)	29	226
Lions Gate Entertainment Corp. - Class A (a)	14	130
Lions Gate Entertainment Corp. - Class B (a)	24	212
Loyalty Ventures Inc. (a)	3	12
Madison Square Garden Entertainment Corp. - Class A (a)	4	219
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	6	89
New York Times Co. - Class A	12	339
Nexstar Media Group, Inc. - Class A	5	851
Ooma, Inc. (a)	6	66
Playtika Holding Corp. (a)	24	318
PubMatic, Inc. - Class A (a)	5	82
QuinStreet, Inc. (a)	13	131
Reading International Inc. - Class A (a)	2	9
Saga Communications Inc. - Class A	—	7
Scholastic Corp.	4	132
Sciplay Corporation - Class A (a)	6	86
Shenandoah Telecommunications Company	7	163
Sinclair Broadcast Group Inc. - Class A	6	125
Spok Holdings, Inc.	1	6
TechTarget, Inc. (a)	4	280
TEGNA Inc.	37	775
Telephone & Data Systems Inc.	17	271
Telesat Corporation - Class A (a)	2	26
The Madison Square Garden Company - Class A (a)	1	184
Thryv Holdings, Inc. (a)	7	155
Townsquare Media Inc. - Class A (a)	3	26
Travelzoo (a)	2	12
TripAdvisor Inc. (a)	18	321
Truecar, Inc. (a)	21	55
Urban One, Inc. - Class A (a)	2	11
Urban One, Inc. - Class D (a)	7	30
US Cellular Corp. (a)	6	185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Vonage Holdings Corp. (a)	37	695
WideOpenWest, Inc. (a)	10	189
World Wrestling Entertainment, Inc. - Class A	6	388
Yelp Inc. (a)	11	303
Zedge, Inc. - Class B (a)	1	3
Ziprecruiter, Inc. - Class A (a)	2	35
		12,460
Real Estate 0.8%
Cushman & Wakefield PLC (a)	37	564
Douglas Elliman Inc.	12	59
Dwight A. Walker Real Estate, Inc. - Class A	5	127
eXp World Holdings, Inc. (c)	16	186
Five Point Holdings, LLC - Class A (a)	16	64
Florida Rock Properties, Inc. (a)	2	147
Forestar Group Inc. (a)	9	127
Kennedy-Wilson Holdings Inc.	22	411
Marcus & Millichap Inc.	7	250
Maui Land & Pineapple Co. Inc. (a)	1	10
Newmark Group, Inc. - Class A	28	271
Rafael Holdings, Inc. - Class B (a)	4	8
Realogy Holdings Corp. (a)	18	174
St. Joe Co.	9	352
Stratus Properties Inc. (a)	2	64
Tejon Ranch Co. (a)	7	107
The Howard Hughes Corporation (a)	8	572
The RMR Group Inc. - Class A	4	101
		3,594
Total Common Stocks (cost $483,124)		434,023
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63% (f)	1	37
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	—	9
Total Preferred Stocks (cost $60)		46
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	11	17
Flexion Therapeutics, Inc. (a) (e)	8	5
Ikonics Corporation (a) (e)	—	—
Lantheus Holdings, Inc. (a) (e)	3	2
Xeris Pharmaceuticals, Inc. (a) (e)	14	2
ZAGG Inc (a) (e)	4	—
Total Rights (cost $0)		26
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (d) (g)	1,936	1,936
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 1.41% (d) (g)	1,774	1,774
Total Short Term Investments (cost $3,710)		3,710
Total Investments 100.6% (cost $486,894)		437,805
Other Assets and Liabilities, Net (0.6)%		(2,612)
Total Net Assets 100.0%		435,193

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/DFA U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Medical Holdings, Inc.	767	—	115	—	65	(396)	321	0.1

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	105	113	—
Transocean Ltd.	03/02/21	358	307	0.1
		463	420	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	433,905	78	40	434,023
Preferred Stocks	46	—	—	46
Rights	—	—	26	26
Short Term Investments	3,710	—	—	3,710
	437,661	78	66	437,805

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 38.8%
Mortgage-Backed Securities 13.1%
Federal Home Loan Mortgage Corporation
2.69%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	58,669	55,586
3.50%, 10/01/47 - 06/01/52	30,052	29,086
4.00%, 10/01/48 - 06/01/52	17,536	17,345
2.00%, 11/01/50	22,843	19,997
Federal National Mortgage Association, Inc.
4.50%, 08/01/22 - 07/01/42	2,881	2,960
4.00%, 04/01/23 - 07/01/52	35,930	35,815
5.50%, 07/01/23 - 09/01/25	17	17
2.14%, 10/01/29	19,300	17,525
2.28%, 11/01/29	10,700	9,772
2.37%, 12/01/29	12,200	11,204
2.46%, 04/01/32	11,428	10,306
3.00%, 07/01/34 - 04/01/47	7,079	6,779
2.50%, 08/01/34 - 01/01/52	50,774	45,987
1.69%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	151	152
2.72%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,823	1,892
5.00%, 12/01/38 - 04/01/44	549	576
1.52%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	54	55
2.00%, 11/01/50 - 02/01/51	34,239	29,908
3.50%, 11/01/50 - 07/01/51	36,134	35,134
5.00%, 07/01/52 (b)	10,000	10,218
Government National Mortgage Association
1.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	6	6
2.63%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	17	17
2.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	4,002	4,209
3.00%, 11/15/44 - 07/15/45	1,121	1,078
2.50%, 10/20/51 - 11/20/51	41,503	37,778
		383,403
U.S. Treasury Note 12.8%
Treasury, United States Department of
0.13%, 04/30/23 - 08/31/23	69,600	67,661
2.50%, 05/31/24 (c)	540	535
3.00%, 06/30/24	55,010	55,044
2.75%, 05/15/25 - 05/31/29	5,460	5,391
2.88%, 06/15/25 - 05/15/32	80,940	80,440
0.38%, 11/30/25	27,950	25,526
1.25%, 11/30/26 - 08/15/31	15,550	14,046
2.63%, 05/31/27	3,360	3,296
3.25%, 06/30/27 - 06/30/29	116,890	118,126
1.50%, 11/30/28	700	636
1.38%, 12/31/28 - 11/15/31	1,370	1,212
1.75%, 01/31/29	700	646
1.63%, 05/15/31	220	197
1.88%, 02/15/32	630	571
		373,327
U.S. Treasury Bond 6.6%
Treasury, United States Department of
2.25%, 05/15/41	21,630	18,037
3.25%, 05/15/42	31,500	30,742
1.25%, 05/15/50	169,200	107,601
2.88%, 05/15/52	38,040	35,912
		192,292
Collateralized Mortgage Obligations 4.1%
Federal Home Loan Mortgage Corporation
Series JZ-1507, REMIC, 7.00%, 05/15/23	3	3
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,533	1,564
Series QD-4076, REMIC, 2.50%, 11/15/41	575	569
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,716	1,693
Series 2022-M1B-DNA3, REMIC, 3.48%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	9,368
Series Z-4966, REMIC, 2.50%, 04/25/50	16,184	14,144
Series BZ-5000, REMIC, 2.00%, 08/25/50	15,586	11,219
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,033	7,734
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	5,583	5,548
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 2.08%, 05/25/35 (a)	9	9
Series 2020-2M2-R02, REMIC, 3.62%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	4,268	4,202
Series Series 2018-PO-21, REMIC, 0.00%, 04/25/48	6,713	5,204
Series 2018-A-33, REMIC, 3.00%, 05/25/48	5,027	4,804
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,000	14,764
Series 2020-DZ-63, REMIC, 2.00%, 09/25/50	10,373	7,393
Interest Only, Series 2021-NS-48, REMIC, 3.07%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	12,428	821
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,039	3,429
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	5,922	4,011
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,025	9,637
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	7,018	6,562
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	11,216	1,284
Interest Only, Series 2021-SA-103, REMIC, 2.48%, (3.25% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	8,340	284
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	5,899	4,331
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	11,947	1,981
		120,558
Sovereign 2.1%
Assembleia da Republica
2.88%, 10/15/25, EUR (d)	196	216
1.95%, 06/15/29, EUR (d)	500	527
0.48%, 10/18/30, EUR (d)	270	247
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR	640	606
0.00%, 02/15/31, EUR (d)	1,500	1,409
Cabinet Office, Government of Japan
1.90%, 03/20/31, JPY	133,000	1,119
1.60%, 03/20/33, JPY	234,000	1,947
0.50%, 03/20/38 - 09/20/41, JPY	208,500	1,462
0.40%, 06/20/41, JPY	4,400	30
Canada, Government of
1.50%, 06/01/23, CAD	430	329
Commonwealth of Australia
2.75%, 04/21/24, AUD	320	222
1.00%, 12/21/30, AUD (d)	610	343
1.50%, 06/21/31, AUD	610	354
Estado Espanol
0.60%, 10/31/29, EUR	1,000	947
0.50%, 04/30/30, EUR (d)	370	343
Federale Overheidsdienst Kanselarij van de Eerste Minister
1.00%, 06/22/26, EUR (d)	840	874
0.90%, 06/22/29, EUR (d)	530	531
Gobierno de la Republica de Chile
2.55%, 01/27/32	200	169
3.10%, 05/07/41 - 01/22/61	4,200	2,810
3.50%, 01/25/50	1,000	760
Gobierno Federal de los Estados Unidos Mexicanos
4.15%, 03/28/27	1,370	1,345
3.75%, 01/11/28	5,975	5,695
2.66%, 05/24/31	1,500	1,226
7.75%, 05/29/31, MXN	6,900	316
4.28%, 08/14/41	4,350	3,399
8.00%, 11/07/47, MXN	6,920	307
4.40%, 02/12/52	500	370
Gouvernement De France
1.50%, 05/25/31, EUR (d)	400	410
Government of Canada
0.25%, 08/01/23, CAD	1,050	792

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
2.25%, 09/29/32	1,700	1,320
4.30%, 04/29/53	1,700	1,330
4.50%, 04/01/56	500	396
3.87%, 07/23/60	2,000	1,412
HM Treasury
0.13%, 01/31/28, GBP	530	585
Ireland, Government of
1.00%, 05/15/26, EUR (d)	710	739
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (e)	500	442
Mexico Government International Bond
4.35%, 01/15/47	600	452
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	1,000	292
2.00%, 03/31/27, ILS	470	132
New Zealand Parliament
1.50%, 05/15/31, NZD	1,080	556
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (e)	500	426
3.80%, 06/23/50 (d)	500	402
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31 (c)	2,700	2,204
5.63%, 02/21/47	1,900	1,468
Presidencia de la República de Colombia
3.13%, 04/15/31	1,500	1,103
3.25%, 04/22/32	1,800	1,291
5.00%, 06/15/45	1,000	654
4.13%, 05/15/51	2,900	1,703
Presidencia de la Republica Dominicana
6.00%, 02/22/33 (e)	600	499
Republique Francaise Presidence
0.25%, 11/25/26, EUR (d)	885	886
1.00%, 05/25/27, EUR (d)	305	314
0.50%, 05/25/29, EUR (d)	300	293
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (d)	2,500	1,859
South Africa, Parliament of
4.30%, 10/12/28	1,050	899
8.00%, 01/31/30, ZAR	3,580	191
8.88%, 02/28/35, ZAR	2,300	119
The Korea Development Bank
1.63%, 01/19/31	1,200	1,002
2.00%, 10/25/31	1,000	850
The Philippines, Government of
1.65%, 06/10/31 (c)	2,100	1,684
3.70%, 03/01/41 - 02/02/42	2,300	1,910
2.95%, 05/05/45	700	502
2.65%, 12/10/45	800	549
The Republic of Indonesia, The Government of
2.15%, 07/28/31 (c)	500	410
3.70%, 10/30/49	2,900	2,327
The Republic of Korea, Government of
2.75%, 01/19/27	200	194
		60,500
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,130
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	1	1
Series 2004-1-20F, 5.52%, 06/01/24	14	15
		16
Total Government And Agency Obligations (cost $1,220,204)		1,132,226
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.0%
Aaset 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28	1,456	1,212
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.73%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (f)	2,978	1,817
Series 2007-A1A-WMC1, REMIC, 2.87%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (f)	2,783	2,172
Aimco CLO
Series 2018-D-AA, 3.59%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	896
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 4.04%, (3 Month USD LIBOR + 2.90%), 07/22/32 (a)	2,000	1,823
AIMCO CLO Series 2018-A
Series 2018-B-AA, 2.44%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,377
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 4.42%, (1 Month USD LIBOR + 3.10%), 04/15/26 (a)	1,000	963
Alternative Loan Trust
Series 2005-1A2-27, REMIC, 1.88%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	218	205
Series 2005-A3-32T1, REMIC, 2.62%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	5,396	3,123
Series 2005-1A1-59, REMIC, 2.27%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (f)	3,447	3,091
Series 2005-2A1-J12, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (f)	2,390	1,461
Series 2006-2A3-OC3, REMIC, 2.20%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (f)	6,202	5,497
Series 2006-A1-HY11, REMIC, 1.86%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (f)	5,835	5,490
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,574	2,439
Series 2006-A1B-OA12, REMIC, 1.79%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (f)	1,230	1,234
Series 2006-1A1A-OA17, REMIC, 1.79%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (f)	3,747	3,304
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	4,013	3,704
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,622	2,320
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,290	2,546
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,716	3,169
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	6,008	3,193
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.09%, (6 Month USD LIBOR + 2.00%), 02/25/45 (a)	—	—
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,341
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,193
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,640
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,192
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,646
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,766
Apidos CLO XII
Series 2013-DR-12A, 3.64%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	867
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (e) (f)	1,337	984
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 2.20%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (f)	7,997	4,448
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (f)	14,041	4,968
Atrium XIII LLC
Series D-13A, 3.88%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	912

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Atrium XIV LLC
Series D-14A, 3.99%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	939
Atrium XV LLC
Series D-15A, REMIC, 4.18%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,360
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.96%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	460
Series 2016-DR-1A, 4.23%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	909
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	2,868
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.10%, 02/20/35 (a)	253	235
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.21%, 11/18/31 (a)	2,121	1,720
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	568
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	2,915
Bank of America Corporation
Series 2005-A1-D, REMIC, 2.97%, 05/25/35 (a)	2,965	2,837
Barings CLO Ltd
Series 2018-C-1A, 3.64%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	868
Barings CLO Ltd 2019-I
Series 2019-DR-1A, 4.69%, (3 Month USD LIBOR + 3.65%), 04/16/35 (a)	1,000	953
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 4.44%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	466
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 4.24%, (3 Month USD LIBOR + 3.20%), 10/15/36 (a)	1,000	940
BBCMS Mortgage Trust
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,909
Series 2018-F-TALL, REMIC, 4.56%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (f)	4,330	3,564
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	26
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (a)	11,689	164
BCAP LLC Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	473	265
Series 2011-12A1-RR5, REMIC, 4.74%, 03/26/37 (a)	85	82
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,107	1,761
Series 2012-6A6-RR1, REMIC, 1.12%, 12/27/46 (a)	1,595	1,652
Series 2010-5A3-RR11, REMIC, 3.28%, 03/27/47 (a)	5,277	4,417
Series 2007-11A-AA2, REMIC, 2.00%, (1 Month USD LIBOR + 0.38%), 05/25/47 (a) (f)	1,825	1,784
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 2.10%, (1 Month Term SOFR + 1.80%), 03/21/39 (a)	2,192	2,131
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 2.75%, 05/25/35 (a)	97	91
Series 2005-26A1-7, REMIC, 3.01%, 09/25/35 (a)	5,473	2,545
Series 2005-22A1-7, REMIC, 3.07%, 09/25/35 (a)	75	52
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 2.55%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 2.84%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 2.51%, 04/25/33 (a)	3	3
Series 2003-4A1-8, REMIC, 2.37%, 01/25/34 (a)	37	35
Series 2004-12A5-1, REMIC, 2.90%, 04/25/34 (a)	105	99
Series 2004-2A1-8, REMIC, 3.05%, 11/25/34 (a)	154	141
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.49%, 01/26/36 (a)	229	187
Series 2007-2A1-R6, REMIC, 3.00%, 12/26/46 (a)	159	131
BENCHMARK 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.33%, 02/17/28 (a)	1,997	1,816
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	3,336
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	2,886	2,545
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 5.33%, (1 Month USD LIBOR + 4.01%), 10/15/36 (a)	4,626	4,318
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-F-VOLT, REMIC, 3.72%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	4,707	4,391
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 3.17%, (1 Month USD LIBOR + 1.85%), 10/16/23 (a)	4,358	4,086
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (a)	520	452
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	3,435	2,759
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 4.34%, (3 Month USD LIBOR + 3.30%), 10/16/34 (a)	1,000	925
Canyon Capital CLO Ltd
Series 2012-D-1RA, 4.04%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,377
Series 2014-CR-1A, 4.04%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (e)	1,134	953
Series 2016-DR-1A, 3.84%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	900
Series 2018-D-1A, 3.94%, (3 Month USD LIBOR + 2.90%), 07/15/31 (a)	1,000	879
Series 2021-D-1A, 4.14%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	907
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 4.09%, (3 Month USD LIBOR + 3.05%), 07/17/34 (a)	1,000	916
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 7.34%, (3 Month USD LIBOR + 6.30%), 10/16/34 (a)	1,000	856
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	5,156	4,750
Cathedral Lake CLO Ltd
Series 2021-C-8A, 3.68%, (3 Month USD LIBOR + 2.62%), 01/22/35 (a)	1,000	925
Series 2021-D1-8A, 4.48%, (3 Month USD LIBOR + 3.42%), 01/22/35 (a)	1,000	908
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (a) (f)	2,750	922
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,493
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.89%, 12/25/35 (a)	131	117
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	358	252
CIFC Funding 2015-IV, Ltd.
Series 2015-CR2-4A, 4.06%, (3 Month USD LIBOR + 3.00%), 04/20/34 (a)	1,000	921
CIFC Funding 2017-I, Ltd.
Series 2017-D-1A, 4.60%, (3 Month USD LIBOR + 3.50%), 04/23/29 (a)	1,000	949

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CIFC Funding 2018-III Ltd
Series 2018-D-3A, 3.89%, (3 Month USD LIBOR + 2.85%), 07/18/31 (a)	500	471
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 4.09%, (3 Month USD LIBOR + 3.05%), 10/16/34 (a)	500	466
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	695	638
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a)	1,696	1,503
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,492
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26 (a)	2,892	2,779
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	2,584	1,889
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (a)	2,584	1,709
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	1,849
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,530
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	3,071
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.47%, (1 Year Treasury + 2.40%), 10/25/35 (a)	10	10
Series 2005-1A3A-8, REMIC, 2.98%, 11/25/35 (a)	1,598	1,494
Series 2007-1A1-FS1, REMIC, 4.32%, 10/25/37 (a) (f)	2,045	1,934
Series 2007-A3A-AHL3, REMIC, 1.68%, (1 Month USD LIBOR + 0.06%), 07/25/45 (a) (f)	255	190
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,336
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,140	1,082
CLI Funding VI LLC
Series 2020-A-1A, 2.08%, 09/18/45	1,632	1,462
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,555
COLT Funding LLC
Series 2022-A1-4, REMIC, 4.30%, 03/25/67 (a)	6,261	6,058
Columbia Cent CLO 27 Ltd
Series 2018-DR-27A, 5.01%, (3 Month USD LIBOR + 3.83%), 01/25/35 (a)	2,500	2,310
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,125	1,091
COMM 2020-CX Mortgage Trust
Series 2020-D-CX, REMIC, 2.77%, 11/10/30 (a)	715	561
COMM Mortgage Trust
Series 2017-E-PANW, REMIC, 4.13%, 10/11/24 (a)	5,717	5,286
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (a)	3,425	3,261
Series 2015-C-DC1, REMIC, 4.44%, 01/10/25 (a)	200	187
Interest Only, Series 2015-XA-CR22, REMIC, 0.96%, 03/12/48 (a)	94,159	1,727
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 4.03%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	5,669
Cook Park CLO, Ltd.
Series 2018-D-1A, 3.64%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,756
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 1.79%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (f)	2,656	2,214
Series 2007-A1A-OA7, REMIC, 1.98%, (1 Month USD LIBOR + 0.18%), 05/25/47 (a) (f)	170	155
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.77%, (1 Month USD LIBOR + 0.15%), 04/25/34 (a) (f)	104	104
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	367	357
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 1.08%, 03/25/32 (a)	14	13
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,031
Series 2016-C-C6, REMIC, 5.08%, 04/17/26 (a)	389	364
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (a)	4,254	3,409
Series 2017-C-CX10, REMIC, 4.24%, 11/17/27 (a)	3,875	3,533
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,396
CSMC
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	4,698
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	3,495	2,955
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (a)	1,175	953
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,405	853
CWABS, Inc.
Series 2004-M1-3, REMIC, 2.37%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (f)	24	24
Series 2005-3A2A-HYB9, REMIC, 1.99%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	16	13
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,432	1,391
Series 2004-A2-HYB6, REMIC, 2.57%, 11/21/34 (a)	282	273
Series 2004-A3-22, REMIC, 2.71%, 11/25/34 (a)	113	106
Series 2004-1A1-HYB9, REMIC, 2.52%, 02/20/35 (a)	30	29
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,470	2,348
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,001	570
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 1.77%, (1 Month USD LIBOR + 0.15%), 02/25/47 (a)	2,803	1,741
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 2.00%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (f)	6,330	5,694
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 4.51%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (e)	1,000	939
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 3.38%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	923
Dryden 57 CLO Ltd
Series 2018-D-57A, 3.96%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	881
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 4.04%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,849
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,121
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,684
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.94%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,397
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,648	4,284
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.96%, 10/25/35 (a)	313	284
Series 2005-4A1-AR6, REMIC, 2.68%, 02/25/36 (a)	57	51
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,023

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 4.04%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	863
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.99%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	931
Series 2017-E-1A, 7.44%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	1,850
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	804	736
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.91%, (3 Month USD LIBOR + 2.85%), 04/22/30 (a) (e)	1,500	1,369
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 3.44%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (e)	1,000	926
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	720	664
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 4.46%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (f)	3,659	3,334
Greenwood Park CLO Ltd
Series 2018-D-1A, 3.54%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	883
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 4.36%, (3 Month USD LIBOR + 3.30%), 01/20/30 (a)	500	475
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (f)	1,898	1,820
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 2.94%, 09/25/35 (a)	115	111
Series 2005-6A1-AR7, REMIC, 2.67%, 11/25/35 (a)	38	36
GS Mortgage Securities Trust
Series 2019-F-SMP, 4.42%, (1 Month USD LIBOR + 3.10%), 08/16/32 (a) (f)	4,330	3,953
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,694
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	7,894
Series 2017-C-GS8, REMIC, 4.48%, 11/12/27 (a)	6,463	5,928
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (a)	1,400	1,327
GSAMP Trust
Series 2006-A1-HE4, REMIC, 1.90%, (1 Month USD LIBOR + 0.28%), 06/25/36 (a) (f)	615	601
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 2.06%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (f)	15,517	4,211
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.04%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (f)	31	29
Series 2005-3A1-4, REMIC, 3.22%, 07/19/35 (a)	156	120
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	6,791	6,195
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,813	4,641
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.96%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,148
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (f)	6,339	5,530
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 4.47%, (1 Month USD LIBOR + 3.15%), 11/17/36 (a)	3,097	2,850
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (f)	1,068	1,058
Series 2006-1A1-HE1, REMIC, 1.90%, (1 Month USD LIBOR + 0.28%), 10/25/36 (a) (f)	5,694	2,099
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (f)	408	293
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,137
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.54%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 2.98%, 08/25/35 (a)	919	731
Series 2005-1A1-AR31, REMIC, 3.00%, 01/25/36 (a)	172	150
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	3,046
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 4.32%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	6,698	6,190
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,047
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 2.17%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (f)	2,414	2,386
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	53	29
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	73	71
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	2,985	2,849
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,374	2,140
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	3,663	3,324
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	3,203
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.99%, 10/17/50 (a)	91,329	2,964
LCM 28 Limited Partnership
Series D-28A, 4.01%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	835
LCM XIV Limited Partnership
Series DR-14A, 3.81%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (e)	2,000	1,644
LCM XV Limited Partnership
Series DR-15A, 4.76%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,417
LCM XX Limited Partnership
Series DR-20A, 3.86%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	949
LCM XXI LP
Series DR-21A, 3.86%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	947
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 08/25/59 (f)	5,000	4,992
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.42%, (1 Month USD LIBOR + 0.80%), 10/25/35 (a) (f)	186	185
Series 2007-3A3-2N, REMIC, 1.79%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (f)	4,209	3,494
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	4,777
Long Point Park CLO Ltd
Series 2017-C-1A, 3.44%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	872
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (f)	5,569	5,061
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 4.43%, (3 Month USD LIBOR + 3.25%), 07/23/29 (a)	1,000	923
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 4.09%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,895
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 4.19%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	937
Madison Park Funding XXXI, Ltd.
Series 2020-DR-46A, 4.19%, (3 Month USD LIBOR + 3.15%), 10/16/34 (a)	1,000	929
Magnetite XIV, Limited
Series 2015-D-14RA, 3.89%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,412
Magnetite XVIII, Limited
Series 2016-DR-18A, 4.11%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	943
Magnetite XXIX, Limited
Series 2021-E-29A, 6.79%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	458
Marble Point CLO XXI Ltd
Series 2021-D1-3A, 4.54%, (3 Month USD LIBOR + 3.50%), 10/17/34 (a)	2,000	1,894
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 5.75%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (f)	867	821
Series 2007-A2-WMC1, REMIC, 1.67%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (f)	288	94
Series 2007-A1-HE2, REMIC, 2.77%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (f)	4,361	4,011
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,412	1,029
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.00%), 06/25/36 (a)	1,202	893
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	16	15
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 2.12%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (f)	26	25
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.12%, 05/25/33 (a)	92	87
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.55%, 09/25/30 (a)	8,210	7,235
MKT Mortgage Trust
Series 2020-E-525M, REMIC, 3.04%, 02/12/30	2,000	1,561
Series 2020-F-525M, REMIC, 3.04%, 02/12/30	2,000	1,378
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	3,663	3,485
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.36%, 12/17/27 (a)	495	450
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31 (a)	4,713	3,941
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (f)	11,222	4,689
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	18,064	17,435
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.14%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (f)	886	849
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	3,976	3,770
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	979	959
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	860	820
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,124	1,061
Series 2020-B-1A, 3.10%, 11/22/32	1,405	1,327
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,254	1,157
Myers Park CLO, Ltd.
Series 2018-D-1A, 4.11%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	927
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.50%, 01/16/25 (a)	1,500	1,366
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,850
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,963	4,372
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 3.94%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	1,747
Neuberger Berman CLO XVIII Ltd
Series 2014-CR2-18A, 4.10%, (3 Month USD LIBOR + 3.00%), 10/21/30 (a)	1,000	899
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 3.64%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (e)	1,000	912
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,301
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.06%, 08/25/35 (a)	99	95
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,776	2,688
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (f)	4,777	4,749
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 4.11%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	1,871
Ocean Trails CLO V
Series 2014-DRR-5A, 4.47%, (3 Month USD LIBOR + 3.45%), 10/14/31 (a)	1,000	816
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 4.36%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,227
Octagon Investment Partners 31, Ltd.
Series 2017-DR-1A, 4.46%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,163
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 3.81%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (e)	1,000	887
Series 2017-D-1A, 7.36%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (e)	1,000	861
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 3.56%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	859
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 4.03%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	870
Octagon Investment Partners 40, Ltd.
Series 2019-DR-1A, 4.41%, (3 Month USD LIBOR + 3.35%), 01/20/35 (a)	1,000	896
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 4.04%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	433
Octagon Investment Partners XXI, Ltd.
Series 2014-CR3-1A, 4.16%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	433
OHA Credit Funding 1 LTD
Series 2018-D-1A, 4.11%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	943
OHA Credit Partners XIII Ltd
Series 2016-DR-13A, 4.30%, (3 Month USD LIBOR + 3.20%), 10/23/34 (a)	500	464
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 3.34%, (3 Month USD LIBOR + 3.20%), 01/19/37 (a)	1,500	1,399
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.39%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (f)	3,700	3,571
Series 2007-2A2-6, REMIC, 1.75%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (f)	684	473
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 1.74%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (f)	2,136	2,044
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	5,598	5,415

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 2.60%, (1 Month USD LIBOR + 0.98%), 07/25/35 (a) (f)	5,000	4,325
Series 2005-M1-WCW3, REMIC, 2.34%, (1 Month USD LIBOR + 0.72%), 08/25/35 (a) (f)	69	69
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 05/30/23 (a)	1,592	1,493
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.35%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (f)	1,475	1,432
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.02%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	5	4
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,875	4,691
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,652
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	10,429
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	974
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,721
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,789
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a)	2,452	2,342
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (f)	3,711	3,609
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,870	2,407
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (f)	3,409	2,113
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (f)	1,983	890
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	3,579	3,440
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.39%, 01/25/36 (a)	3,477	2,583
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 1.96%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (f)	1,145	1,107
RR 4 Ltd
Series 2018-C-4A, 3.99%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (e)	1,000	899
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,348	2,081
Securitized Asset Backed Receivables LLC
Series 2007-A2A-HE1, REMIC, 1.74%, (1 Month USD LIBOR + 0.12%), 12/25/36 (a) (f)	224	59
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 1.85%, (1 Month USD LIBOR + 0.23%), 02/25/37 (a) (f)	13,962	6,644
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/25/26	3,900	3,624
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,199
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.06%, 10/13/48 (a)	29,242	1,393
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 2.08%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (f)	8,265	2,011
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 06/25/23 (a)	3,258	2,490
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,191	1,928
SIGNAL RAIL I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,939	1,763
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,147	2,422
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,147	2,314
SLM Student Loan Trust
Series 2008-A-9, 2.68%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	1,002	1,001
SMB Private Education Loan Trust
Series 2018-A2B-B, 2.04%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (e)	1,888	1,852
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	4,904	4,954
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	5,450	5,118
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	5,933	5,583
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 5.56%, (3 Month USD LIBOR + 4.50%), 07/20/32 (a)	1,000	872
Sound Point CLO XXIII
Series 2019-DR-2A, 4.34%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	1,844
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 4.43%, (3 Month USD LIBOR + 3.25%), 10/25/34 (a)	1,000	915
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 1.81%, (1 Month USD LIBOR + 0.19%), 03/25/37 (a) (f)	6,515	3,993
Sprite 2021-1 Ltd
Series 2021-A-1, 3.75%, 10/15/28 (e)	2,841	2,623
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,284	1,173
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,476
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 3.64%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,749
Stichting Babson Euro CLO
Series 2015-DR-IA, 3.66%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (e)	1,280	1,084
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.24%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (f)	1,220	1,186
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 2.60%, (1 Month USD LIBOR + 0.98%), 06/25/35 (a) (f)	6,173	4,784
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 2.10%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (f)	101	95
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 1.88%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (f)	303	150
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 2.26%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (f)	6	5
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (f)	3,794	2,841
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,957	1,797
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/48	3,654	3,282
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (e)	2,809	2,610
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,799	2,684
Symphony CLO XVI Ltd
Series 2015-DR-16A, 4.09%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	923
Symphony CLO XVII Ltd
Series 2016-DR-17A, 3.69%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	976
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/26 (f)	3,115	2,928
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	612	551

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Textainer Marine Containers VII Ltd
Series 2020-A-2A, 2.10%, 06/20/30	625	565
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 3.86%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	883
THL Credit Wind River CLO Ltd
Series 2018-D-1, 3.94%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,343
Series 2018-D-2A, 4.04%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,754
Series 2018-E-1, 6.54%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	421
Series 2014-DR-2A, 3.94%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	893
Series 2014-ER-2A, 6.79%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	806
Series 2018-D-3A, 4.01%, (3 Month USD LIBOR + 2.95%), 01/21/31 (a)	1,000	900
Series 2014-DRR-1A, 4.04%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	848
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (e) (f)	4,640	4,006
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,451	3,847
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 4.82%, (3 Month USD LIBOR + 3.78%), 01/18/35 (a)	4,500	4,165
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,203	2,940
TTAN 2021-MHC
Series 2021-F-MHC, REMIC, 3.77%, (1 Month USD LIBOR + 2.90%), 03/15/24 (a)	4,663	4,302
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,745
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.57%, 10/15/27 (a)	3,298	2,962
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,277
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	7,580
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,456
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,897
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 4.21%, 02/10/23 (a)	4,702	4,583
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	822	753
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	1,368	1,338
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	3,730	3,599
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	344	338
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,676
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,658
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,341	2,069
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	6,536
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (f)	3,855	3,563
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (f)	4,345	4,136
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (f)	4,384	4,060
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	29	29
Venture XIV CLO Ltd
Series 2013-BRR-14A, 3.15%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	973
Venture XVIII CLO Ltd
Series 2014-BR-18A, 2.69%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	966
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (f)	1,863	1,795
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (f)	57	57
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,616
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (f)	1,420	1,344
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (f)	908	869
Voya CLO Ltd
Series 2014-CR2-1A, 3.84%, (3 Month USD LIBOR + 2.80%), 04/18/31 (a)	1,000	817
Series 2018-D-2A, 3.79%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	860
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,060	2,793
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 2.74%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (f)	155	154
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 2.83%, 01/25/36 (a)	188	174
Series 2006-3A3-AR8, REMIC, 3.05%, 08/25/36 (a)	1,001	941
Series 2007-3A3-HY1, REMIC, 3.12%, 02/25/37 (a)	963	853
Series 2007-4A1-HY1, REMIC, 3.14%, 02/25/37 (a)	93	84
Series 2007-2A3-HY7, REMIC, 3.11%, 07/25/37 (a)	171	156
Series 2002-1A-AR17, REMIC, 1.68%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	16	15
Series 2005-A1A1-AR13, REMIC, 2.20%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (f)	24	23
Series 2006-1A-AR9, REMIC, 1.31%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (f)	1,460	1,240
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 1.88%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	23	22
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,532	2,046
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 2.23%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	1,937
Wells Fargo & Company
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,327
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 2.89%, 12/25/37 (a)	529	472
Wells Fargo Commercial Mortgage Trust
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,777
Interest Only, Series 2018-XA-C43, REMIC, 0.76%, 03/17/51 (a)	64,909	1,823
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,580
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	877
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	3,339	2,886
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (a)	5,789	5,199
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,993
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (f)	4,348	3,810
Total Non-U.S. Government Agency Asset-Backed Securities (cost $901,154)		815,127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 26.0%
Financials 6.8%
Acrisure, LLC
4.25%, 02/15/29 (e)	450	364
6.00%, 08/01/29 (e)	370	290
AerCap Ireland Capital Designated Activity Company
3.40%, 10/29/33	5,450	4,299
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	375	332
AmWINS Group, Inc.
4.88%, 06/30/29 (e)	385	318
Ares Capital Corporation
2.15%, 07/15/26	2,795	2,342
2.88%, 06/15/28 (g)	555	442
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (e)	180	118
AssuredPartners, Inc.
7.00%, 08/15/25 (e)	580	548
5.63%, 01/15/29 (e)	65	53
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (e)	5,820	4,661
Avation Capital
8.25%, 10/31/26 (e) (f) (h)	319	253
Aviation Capital Group LLC
1.95%, 09/20/26 (e)	4,535	3,861
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c) (e)	4,260	3,704
Banco BBVA Peru
5.25%, 09/22/29 (d)	300	288
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (e) (i)	650	518
Banco de Credito del Peru
3.13%, 07/01/30 (d)	500	458
3.13%, 07/01/30 (e)	800	733
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (d)	400	370
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (d) (j) (k)	6,400	1,283
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (d)	500	460
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (d)	750	601
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (e)	150	120
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (i)	400	367
7.50%, (100, 06/27/29) (e) (i)	300	273
7.63%, (100, 01/10/28) (d) (i)	1,200	1,116
Banco Nacional De Panama
2.50%, 08/11/30 (e)	500	396
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (d) (i)	1,300	1,184
Bank of America Corporation
3.84%, 04/25/25	1,730	1,725
2.57%, 10/20/32	2,205	1,819
2.48%, 09/21/36	5,990	4,658
Bank of Montreal
3.80%, 12/15/32 (l)	4,055	3,756
Barclays PLC
2.79%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (l)	4,600	4,596
BBVA Bancomer, S.A.
5.13%, 01/18/33 (d)	500	427
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,740	1,255
3.85%, 03/15/52	1,010	864
Blackstone Private Credit Fund
2.63%, 12/15/26 (e)	1,325	1,105
Blackstone Secured Lending Fund
2.85%, 09/30/28	2,610	2,105
BNP Paribas
3.05%, 01/13/31 (e) (l)	5,505	4,743
BPCE
1.00%, 01/20/26 (e)	2,850	2,529
Brighthouse Financial, Inc.
1.00%, 04/12/24 (e)	990	935
2.00%, 06/28/28 (e)	1,450	1,250
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	950	853
CI Financial Corp.
4.10%, 06/15/51	1,385	928
Citigroup Inc.
2.54%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	6,270	6,216
2.01%, 01/25/26	1,085	1,017
3.07%, 02/24/28	1,005	931
Commonwealth Bank of Australia
4.32%, 01/10/48 (e)	4,255	3,640
Credit Acceptance Corporation
6.63%, 03/15/26 (c)	630	592
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
0.00%, (100, 11/29/22) (d) (g) (i) (j) (k)	1,100	10
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	1,000	909
Discover Financial Services
4.10%, 02/09/27	6,455	6,188
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (e)	1,300	630
EG Global Finance PLC
8.50%, 10/30/25 (e)	615	596
Ford Motor Credit Company LLC
4.39%, 01/08/26	600	554
4.95%, 05/28/27	400	371
3.63%, 06/17/31	540	418
Gilex Holding SARL
8.50%, 05/02/23 (e)	200	195
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (e) (f) (h)	596	451
Hightower Holdings LLC
6.75%, 04/15/29 (e)	315	237
HSBC Holdings PLC
3.10%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (l)	5,730	5,708
Icahn Enterprises L.P.
5.25%, 05/15/27	545	482
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (e)	695	668
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (d)	1,100	968
JPMorgan Chase & Co.
2.60%, 02/24/26	1,870	1,780
2.07%, 06/01/29	2,485	2,134
2.52%, 04/22/31	3,705	3,149
2.58%, 04/22/32	3,125	2,631
2.96%, 01/25/33	3,040	2,609
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (d) (i)	600	550
LD Holdings Group LLC
6.50%, 11/01/25 (e) (h)	245	167
6.13%, 04/01/28 (e)	60	37
LFS Topco LLC
5.88%, 10/15/26 (e)	405	320
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (e)	450	351
Lloyds Banking Group PLC
3.57%, 11/07/28	5,275	4,934
Macquarie Group Limited
2.87%, 01/14/33 (e)	7,090	5,793
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (e)	2,300	1,587
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,970	1,762
5.63%, 08/10/37 (d)	2,550	2,056
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	5,500	5,045

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Morgan Stanley
4.21%, 04/20/28	2,375	2,323
2.94%, 01/21/33	770	660
2.48%, 09/16/36	6,010	4,614
Nasdaq, Inc.
3.95%, 03/07/52 (g)	515	421
National Australia Bank Limited
2.99%, 05/21/31 (e)	3,785	3,169
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (e)	630	482
NatWest Markets PLC
0.80%, 08/12/24 (e)	2,790	2,594
Navient Corporation
5.00%, 03/15/27	290	239
NFP Corp.
4.88%, 08/15/28 (e)	275	236
6.88%, 08/15/28 (e)	335	279
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (l)	400	368
1.83%, 09/10/30 (e) (l)	1,600	1,472
Owl Rock Capital Corporation
2.63%, 01/15/27	2,805	2,334
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (e)	470	413
4.25%, 02/15/29 (e)	510	377
Prudential Financial, Inc.
3.91%, 12/07/47	2,515	2,168
Ryan Specialty Group, LLC
4.38%, 02/01/30 (e)	445	387
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,225	1,081
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (e) (i)	1,250	1,098
SPARC Limited
0.00%, 12/05/22 (d) (m)	372	366
Springleaf Finance Corporation
6.88%, 03/15/25	290	274
7.13%, 03/15/26	35	33
6.63%, 01/15/28	120	107
5.38%, 11/15/29	240	195
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (e)	2,650	2,576
3.63%, 04/28/26 (e)	1,973	1,904
Synchrony Financial
3.95%, 12/01/27	4,845	4,415
Temasek Financial (I) Limited
1.00%, 10/06/30 (d)	950	776
1.00%, 10/06/30 (e)	2,600	2,123
1.63%, 08/02/31 (d)	1,500	1,263
The Bank of Nova Scotia
4.59%, 05/04/37 (l)	5,045	4,594
The Goldman Sachs Group, Inc.
2.58%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	6,435	6,373
2.02%, (SOFR + 0.82%), 09/10/27 (a)	2,020	1,913
Titan Acquisition Limited
7.75%, 04/15/26 (e)	325	300
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (e)	380	340
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (d) (g) (i)	3,100	996
USA Compression Finance Corp.
6.88%, 09/01/27	930	825
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (e) (l)	2,825	2,833
Wells Fargo & Company
3.20%, 06/17/27	2,610	2,475
2.88%, 10/30/30	2,710	2,383
Westpac Banking Corporation
3.02%, 11/18/36	3,220	2,596
Willis North America Inc.
4.50%, 09/15/28	4,980	4,784
		198,145
Utilities 3.9%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	1,930
AES Andres B.V.
5.70%, 05/04/28 (e)	1,200	1,028
Ameren Corporation
3.65%, 02/15/26	5,000	4,905
Berkshire Hathaway Energy Company
4.60%, 05/01/53 (e)	2,985	2,878
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	4,651
Calpine Corporation
4.50%, 02/15/28 (e)	265	241
5.13%, 03/15/28 (e)	165	146
4.63%, 02/01/29 (e)	215	179
Chile Electricity PEC Spa
0.00%, 01/25/28 (e) (m)	1,750	1,286
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	375	340
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,113
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,728
2.85%, 03/15/32	405	359
3.95%, 08/15/47	4,095	3,323
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (e)	5,000	4,638
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (e)	1,000	973
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	913	758
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	2,785	964
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	1,900	1,477
4.38%, 02/15/31 (d)	1,150	871
Engie Energia Chile S.A.
3.40%, 01/28/30 (d)	800	680
Entergy Corporation
2.80%, 06/15/30	1,220	1,048
Eversource Energy
2.90%, 10/01/24	4,000	3,907
Exelon Corporation
3.40%, 04/15/26	5,712	5,543
4.10%, 03/15/52 (e)	740	635
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	472	437
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	4,011	3,793
Georgia Power Company
2.20%, 09/15/24	3,215	3,109
3.25%, 03/15/51	6,245	4,593
GNL Quintero S.A
4.63%, 07/31/29 (d)	2,206	2,116
Inkia Energy Limited
5.88%, 11/09/27 (d)	300	271
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,888
2.95%, 05/14/30 (e)	1,250	1,104
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	460	366
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	700	660
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	2,005	1,868
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,750	1,496
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	460	425
Monongahela Power Company
5.40%, 12/15/43 (e)	1,770	1,749
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	5,000	4,829
5.00%, 07/15/32	610	625

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
NRG Energy, Inc.
2.00%, 12/02/25 (e)	1,640	1,482
3.63%, 02/15/31 (e)	565	445
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,823
Pacific Gas And Electric Company
1.37%, 03/10/23	4,375	4,304
2.50%, 02/01/31	2,945	2,254
Pampa Energia S.A.
7.50%, 01/24/27 (d)	600	489
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (d)	1,000	775
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,807
3.25%, 11/01/51	1,660	1,225
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (e)	430	366
The Brooklyn Union Gas Company
4.49%, 03/04/49 (e)	5,105	4,338
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,411
The East Ohio Gas Company
3.00%, 06/15/50 (e)	500	362
The Southern Company
3.70%, 04/30/30 (l)	2,500	2,317
3.75%, 09/15/51	1,930	1,634
Transelec S.A.
3.88%, 01/12/29 (e)	2,500	2,287
Virginia Electric and Power Company
3.75%, 05/15/27	1,140	1,129
		114,378
Energy 2.6%
Aethon United BR LP
8.25%, 02/15/26 (e)	305	297
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (d)	250	183
5.75%, 06/15/33 (e)	1,000	733
Antero Midstream Partners LP
5.75%, 03/01/27 (e)	289	269
Antero Resources Corporation
5.38%, 03/01/30 (e)	310	283
APT Pipelines Limited
4.25%, 07/15/27 (e)	5,000	4,858
Bip-V Chinook
5.50%, 06/15/31 (e)	1,010	863
Blue Racer Midstream, LLC
7.63%, 12/15/25 (e)	30	29
BP Capital Markets America Inc.
2.94%, 06/04/51	2,005	1,433
3.00%, 03/17/52	2,650	1,914
Callon Petroleum Company
7.50%, 06/15/30 (e)	490	453
Chesapeake Energy Corporation
5.88%, 02/01/29 (e)	420	396
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	790	662
CNX Resources Corporation
6.00%, 01/15/29 (e)	385	358
Continental Resources, Inc.
2.27%, 11/15/26 (e)	2,205	1,956
CSI Compressco LP
7.50%, 04/01/25 (e)	720	667
Ecopetrol S.A.
4.63%, 11/02/31	550	418
5.88%, 05/28/45 - 11/02/51	3,150	2,070
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	1,700	1,451
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	658	555
Enable Midstream Partners, LP
4.40%, 03/15/27	1,520	1,472
5.00%, 05/15/44 (f)	2,920	2,446
Enbridge Inc.
3.40%, 08/01/51	2,245	1,689
Energy Transfer LP
4.75%, 01/15/26	2,755	2,749
EQM Midstream Partners, LP
4.75%, 01/15/31 (c) (e)	415	331
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	389
Exxon Mobil Corporation
4.23%, 03/19/40	2,375	2,241
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	2,306	1,960
2.94%, 09/30/40 (d)	786	642
Gran Tierra Energy Inc.
7.75%, 05/23/27 (e)	900	792
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (d)	1,100	951
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (e)	384	379
8.00%, 05/17/26	7	7
Halliburton Company
2.92%, 03/01/30 (c)	1,170	1,035
Hess Infrastructure Partners LP
4.25%, 02/15/30 (e)	765	648
5.50%, 10/15/30 (e)	370	333
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	395	356
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (e)	540	502
5.75%, 02/01/29 (e)	180	157
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	4,115	4,442
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (e)	420	340
Marathon Petroleum Corporation
5.13%, 12/15/26	2,150	2,205
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	1,150	922
MEG Energy Corp.
7.13%, 02/01/27 (e)	490	494
5.88%, 02/01/29 (e)	95	87
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (e)	390	349
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	303
Nabors Industries Ltd
7.25%, 01/15/26 (e)	310	275
Nabors Industries, Inc.
7.38%, 05/15/27 (e)	260	245
NGL Energy Operating LLC
7.50%, 02/01/26 (e)	660	594
NGL Energy Partners LP
7.50%, 04/15/26	370	277
NGPL PipeCo LLC
3.25%, 07/15/31 (e)	1,090	911
NuStar Logistics, L.P.
6.00%, 06/01/26	750	694
Oasis Petroleum Inc.
6.38%, 06/01/26 (e)	555	514
Occidental Petroleum Corporation
8.00%, 07/15/25	265	279
6.63%, 09/01/30	645	664
6.13%, 01/01/31	570	578
6.45%, 09/15/36	220	229
6.60%, 03/15/46	215	228
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	1,750	1,451
ONEOK, Inc.
3.40%, 09/01/29	1,335	1,181
Par Petroleum, LLC
7.75%, 12/15/25 (e)	660	628
Parkland Corporation
4.50%, 10/01/29 (e)	430	350
4.63%, 05/01/30 (e)	300	243
PBF Holding Company LLC
6.00%, 02/15/28	190	161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,650	2,305
5.50%, 06/10/51 (c)	300	227
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (d)	400	271
PETRONAS Capital Limited
2.48%, 01/28/32 (d)	200	170
PIC AU Holdings Corporation
10.00%, 12/31/24 (e)	182	186
Pioneer Natural Resources Company
1.90%, 08/15/30	965	788
Qatarenergy
2.25%, 07/12/31 (d)	2,400	2,053
Reliance Industries Limited
2.88%, 01/12/32 (c) (d)	1,200	992
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,205	2,214
SCC Power PLC
8.00%, 12/31/28 (e) (h)	1,556	673
4.00%, 05/17/32 (e) (h)	843	100
Southwestern Energy Company
5.38%, 02/01/29	420	390
4.75%, 02/01/32	420	359
Sunoco LP
6.00%, 04/15/27	310	296
4.50%, 05/15/29	160	132
Tervita Corporation
11.00%, 12/01/25 (e)	246	268
The Williams Companies, Inc.
3.50%, 10/15/51	1,420	1,052
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	3,891
Transocean Inc
11.50%, 01/30/27 (e)	145	136
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	384	343
Transocean Proteus Limited
6.25%, 12/01/24 (e)	302	285
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	200	188
UEP Penonome II S.A.
6.50%, 10/01/38 (e)	1,565	1,460
Viper Energy Partners LP
5.38%, 11/01/27 (e)	350	337
Weatherford International Ltd.
11.00%, 12/01/24 (e)	226	228
6.50%, 09/15/28 (e)	245	220
8.63%, 04/30/30 (e)	200	166
Western Midstream Operating, LP
4.55%, 02/01/30 (f) (g)	435	376
		77,677
Industrials 2.3%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	400	368
4.38%, 07/03/29 (d)	800	705
3.10%, 02/02/31 (d)	500	389
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	360	333
Air Lease Corporation
1.88%, 08/15/26	1,970	1,705
Aircastle Limited
2.85%, 01/26/28 (e)	3,120	2,580
Allied Universal Holdco LLC
6.63%, 07/15/26 (e)	370	339
9.75%, 07/15/27 (e)	480	406
6.00%, 06/01/29 (e)	435	317
American Airlines, Inc.
5.75%, 04/20/29 (e)	790	675
ARD Finance S.A.
6.50%, 06/30/27 (e) (h)	200	149
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (e)	850	682
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (e)	170	140
Berry Global, Inc.
1.65%, 01/15/27	1,710	1,485
BOC Aviation Limited
3.32%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (e)	4,775	4,779
Bombardier Inc.
7.88%, 04/15/27 (e)	385	320
Builders FirstSource, Inc.
5.00%, 03/01/30 (e)	400	340
4.25%, 02/01/32 (e)	410	313
Carrier Global Corporation
3.38%, 04/05/40	4,720	3,701
Clean Harbors, Inc.
5.13%, 07/15/29 (e)	135	124
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (e)	400	258
CSX Corporation
3.80%, 11/01/46	5,755	4,874
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (e)	1,095	931
FedEx Corporation
4.75%, 11/15/45	1,964	1,797
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	287	268
First Student Bidco Inc.
4.00%, 07/31/29 (e)	345	276
Flowserve Corporation
2.80%, 01/15/32	3,235	2,532
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (e)	520	430
Garda World Security Corporation
4.63%, 02/15/27 (e)	625	537
6.00%, 06/01/29 (e)	475	365
Griffon Corporation
5.75%, 03/01/28	875	794
IAA Spinco Inc.
5.50%, 06/15/27 (c) (e)	550	512
Jeld-Wen, Inc.
4.63%, 12/15/25 (e)	675	571
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (d)	1,704	1,651
Madison IAQ LLC
4.13%, 06/30/28 (e)	335	278
5.88%, 06/30/29 (e)	325	248
Northrop Grumman Corporation
5.15%, 05/01/40	3,685	3,740
Owens Corning
4.40%, 01/30/48	2,575	2,127
Parker-Hannifin Corporation
4.25%, 09/15/27	1,380	1,368
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (e)	75	71
4.20%, 04/01/27 (e)	2,455	2,393
Pike Corporation
5.50%, 09/01/28 (e)	805	644
PSA Treasury Pte. Ltd.
2.25%, 04/30/30 (d)	1,500	1,333
Raytheon Technologies Corporation
3.03%, 03/15/52	3,300	2,470
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (e)	210	180
Seaspan Corporation
5.50%, 08/01/29 (e)	330	261
Simpar Europe
5.20%, 01/26/31 (d)	200	156
Southwest Airlines Co.
4.75%, 05/04/23	2,705	2,723
The Boeing Company
2.95%, 02/01/30	3,090	2,565
3.75%, 02/01/50	1,620	1,142
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (e)	655	566
TMS International Corp.
6.25%, 04/15/29 (e)	220	161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
TransDigm Inc.
8.00%, 12/15/25 (e)	100	101
6.25%, 03/15/26 (e)	605	585
5.50%, 11/15/27	545	464
Triton Container International Limited
1.15%, 06/07/24 (e)	1,070	1,001
3.25%, 03/15/32	1,860	1,512
Triumph Group, Inc.
6.25%, 09/15/24 (e)	155	138
7.75%, 08/15/25 (c)	310	239
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	385	317
United Airlines Pass Through Trust
4.38%, 04/15/26 (e)	145	129
4.63%, 04/15/29 (e)	820	695
United Rentals (North America), Inc.
5.25%, 01/15/30	25	23
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (e)	750	670
Waste Pro USA, Inc.
5.50%, 02/15/26 (e)	315	279
Weir Group PLC(The)
2.20%, 05/13/26 (e)	3,720	3,259
		67,484
Consumer Discretionary 2.0%
Academy, Ltd.
6.00%, 11/15/27 (e)	405	370
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (c)	330	264
Aptiv PLC
3.10%, 12/01/51	3,610	2,327
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	420	304
AutoNation, Inc.
3.85%, 03/01/32	2,660	2,286
Boyne USA, Inc.
4.75%, 05/15/29 (e)	700	602
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (e)	480	375
Carnival Corporation
5.75%, 03/01/27 (e)	825	596
Carvana Co.
5.63%, 10/01/25 (c) (e)	175	134
Cedar Fair, L.P.
5.25%, 07/15/29	550	488
Century Communities, Inc.
6.75%, 06/01/27	345	330
CWT Travel Group Incorporated
8.50%, 11/19/26 (e)	173	156
Dana Corporation
5.38%, 11/15/27	120	104
5.63%, 06/15/28	310	268
Dana Incorporated
4.25%, 09/01/30	95	74
Dealer Tire, LLC
8.00%, 02/01/28 (e)	310	268
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	5,020	3,975
4.10%, 01/15/52	1,355	899
Dollar Tree, Inc.
4.00%, 05/15/25	4,670	4,653
3.38%, 12/01/51	495	351
Everi Holdings Inc.
5.00%, 07/15/29 (e)	625	530
Expedia Group, Inc.
2.95%, 03/15/31 (g)	1,125	895
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (e)	330	287
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	650	499
Ford Motor Company
3.25%, 02/12/32	1,300	972
Full House Resorts, Inc.
8.25%, 02/15/28 (e)	745	604
General Motors Financial Company, Inc.
2.40%, 10/15/28	3,195	2,651
3.10%, 01/12/32	3,185	2,560
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	315	315
Group 1 Automotive, Inc.
4.00%, 08/15/28 (e)	215	182
Hyundai Capital America
2.65%, 02/10/25 (e)	5,185	4,952
1.80%, 10/15/25 (e)	775	708
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	378
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	210	134
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	495	421
LSF9 Atlantis
7.75%, 02/15/26 (e)	550	468
M/I Homes, Inc.
4.95%, 02/01/28	380	325
Magallanes, Inc.
3.76%, 03/15/27 (e)	2,865	2,689
Marriott International, Inc.
3.13%, 06/15/26	2,895	2,757
2.75%, 10/15/33 (g)	3,240	2,550
McDonald's Corporation
4.45%, 03/01/47	2,685	2,492
MGM Resorts International
6.75%, 05/01/25	465	457
5.75%, 06/15/25	227	216
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	405	331
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	605	508
5.88%, 03/15/26 - 02/15/27 (e)	540	450
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	387	373
8.50%, 05/15/27 (e)	230	222
Penn National Gaming, Inc.
5.63%, 01/15/27 (e)	655	578
4.13%, 07/01/29 (e)	300	229
PetSmart, Inc.
4.75%, 02/15/28 (e)	830	717
7.75%, 02/15/29 (e)	500	451
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (e)	495	353
5.88%, 09/01/31 (e)	240	166
Real Hero Merger
6.25%, 02/01/29 (e)	165	125
Rent-A-Center, Inc.
6.38%, 02/15/29 (c) (e)	330	257
Six Flags Operations Inc.
4.88%, 07/31/24 (e)	660	629
Sonic Automotive, Inc.
4.63%, 11/15/29 (e)	525	407
SRS Distribution Inc.
4.63%, 07/01/28 (e)	315	275
6.13%, 07/01/29 (c) (e)	485	382
Staples, Inc.
7.50%, 04/15/26 (e)	245	203
10.75%, 04/15/27 (c) (e)	150	99
Station Casinos LLC
4.63%, 12/01/31 (e)	305	238
Superior Plus LP
4.50%, 03/15/29 (e)	630	535
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (e)	380	265
Tenneco Inc.
5.13%, 04/15/29 (e)	395	372
The Gap, Inc.
3.88%, 10/01/31 (e)	415	289
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (c)	560	453
Victoria's Secret & Co.
4.63%, 07/15/29 (e)	425	320

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Viking Cruises Limited
13.00%, 05/15/25 (e)	135	138
5.88%, 09/15/27 (e)	1,025	771
Wheel Pros, Inc.
6.50%, 05/15/29 (c) (e)	245	173
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	370	336
		57,511
Communication Services 2.0%
Acuris Finance
5.00%, 05/01/28 (e)	675	559
Altice Financing S.A.
5.00%, 01/15/28 (e)	245	198
Altice France Holding S.A.
5.13%, 07/15/29 (e)	480	362
5.50%, 10/15/29 (e)	470	360
Altice France S.A.
6.00%, 02/15/28 (c) (e)	435	300
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (c) (e)	320	271
AT&T Inc.
2.75%, 06/01/31	5,530	4,777
3.50%, 09/15/53	7,123	5,373
3.55%, 09/15/55	2,593	1,939
Avaya, Inc.
6.13%, 09/15/28 (e)	295	192
Bell Canada
3.65%, 08/15/52	565	452
CCO Holdings, LLC
4.75%, 03/01/30 (e)	735	629
4.50%, 08/15/30 (e)	380	318
4.75%, 02/01/32 (e)	385	317
4.25%, 01/15/34 (e)	385	298
Cengage Learning, Inc.
9.50%, 06/15/24 (c) (e)	495	458
CenturyLink, Inc.
5.13%, 12/15/26 (e)	390	329
4.00%, 02/15/27 (e)	360	304
Charter Communications Operating, LLC
4.91%, 07/23/25	2,763	2,768
3.50%, 03/01/42	2,790	1,942
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (e)	85	62
7.50%, 06/01/29 (e)	515	372
Comcast Corporation
3.95%, 10/15/25	1,765	1,773
3.40%, 04/01/30	2,840	2,667
Commscope, Inc.
4.75%, 09/01/29 (e)	490	393
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	415	332
CSC Holdings, LLC
5.75%, 01/15/30 (e)	795	578
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	405	103
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	470	401
DISH DBS Corporation
5.88%, 11/15/24	410	348
5.75%, 12/01/28 (e)	405	300
5.13%, 06/01/29	355	216
Embarq Corporation
8.00%, 06/01/36	290	219
Expedia Group, Inc.
5.00%, 02/15/26	1,230	1,231
3.80%, 02/15/28	2,540	2,318
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	22
6.00%, 01/15/30 (c) (e)	445	344
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	130	117
5.00%, 05/01/28 (e)	260	222
GCI, LLC
4.75%, 10/15/28 (e)	380	330
iHeartCommunications, Inc.
8.38%, 05/01/27 (c)	70	56
5.25%, 08/15/27 (e)	285	244
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (e)	460	380
KT Corp
2.50%, 07/18/26 (d)	1,500	1,417
1.38%, 01/21/27 (d)	1,000	893
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	305	244
Ligado Networks LLC
15.50%, 11/01/23 (e) (h)	377	205
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (e)	945	898
6.50%, 05/15/27 (e)	205	202
Match Group, Inc.
5.00%, 12/15/27 (e)	340	316
MVC Acquisition Corp.
5.75%, 08/01/28 (e)	490	421
NBN Co Limited
1.45%, 05/05/26 (e)	2,400	2,166
Netflix, Inc.
5.38%, 11/15/29 (e)	230	217
4.88%, 06/15/30 (e)	160	147
News Corporation
5.13%, 02/15/32 (c) (e)	160	142
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	315	272
6.50%, 09/15/28 (e)	120	93
Scripps Escrow, Inc.
5.88%, 07/15/27 (e)	355	311
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (d)	800	684
Sirius XM Radio Inc.
5.50%, 07/01/29 (e)	325	298
4.13%, 07/01/30 (e)	540	451
Sprint Corporation
7.13%, 06/15/24	1,205	1,240
6.88%, 11/15/28	1,255	1,322
Telesat Canada
4.88%, 06/01/27 (e)	255	149
6.50%, 10/15/27 (e)	260	111
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	155	122
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	1,680	1,636
T-Mobile US, Inc.
2.25%, 02/15/26	2,945	2,653
3.38%, 04/15/29 (e)	165	144
3.38%, 04/15/29	210	184
2.88%, 02/15/31	190	158
3.40%, 10/15/52 (e)	2,645	1,950
Townsquare Media, Inc.
6.88%, 02/01/26 (e)	155	140
Univision Communications Inc.
4.50%, 05/01/29 (e)	325	281
7.38%, 06/30/30 (e)	550	538
Verizon Communications Inc.
3.88%, 03/01/52	760	641
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	620	491
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	400	294
VTR Finance N.V.
6.38%, 07/15/28 (d)	700	504
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	245	203
6.13%, 03/01/28 (e)	115	83
		57,395
Information Technology 1.5%
Arches Buyer Inc.
4.25%, 06/01/28 (e)	135	110
Arrow Electronics, Inc.
3.88%, 01/12/28	2,295	2,185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	35	34
Broadcom Inc.
3.42%, 04/15/33 (e)	4,600	3,800
Camelot Finance S.A.
4.50%, 11/01/26 (e)	455	413
Castle United States Holding Corporation
9.50%, 02/15/28 (e)	590	510
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (e)	400	328
CommScope Technologies LLC
5.00%, 03/15/27 (e)	245	182
Endure Digital, Inc.
6.00%, 02/15/29 (e)	290	210
Fortinet, Inc.
1.00%, 03/15/26	2,745	2,416
Helios Software Holdings, Inc.
4.63%, 05/01/28 (e)	650	522
II-VI Incorporated
5.00%, 12/15/29 (e)	590	517
Marvell Technology, Inc.
4.20%, 06/22/23	4,705	4,720
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	610	509
NetApp, Inc.
1.88%, 06/22/25	3,005	2,802
NXP B.V.
3.88%, 06/18/26	2,820	2,720
Oracle Corporation
3.85%, 04/01/60	3,880	2,657
Renesas Electronics Corporation
2.17%, 11/25/26 (e) (g)	6,135	5,512
Sabre GLBL Inc.
9.25%, 04/15/25 (e)	220	212
Science Applications International Corporation
4.88%, 04/01/28 (e)	180	168
The Western Union Company
1.35%, 03/15/26 (g)	515	459
2.75%, 03/15/31 (g)	5,040	4,144
TSMC Global Limited
1.25%, 04/23/26 (e)	3,715	3,378
Virtusa Corporation
7.13%, 12/15/28 (e)	160	129
VMware, Inc.
2.20%, 08/15/31	2,940	2,315
Vontier Corporation
2.40%, 04/01/28	1,625	1,375
Workday, Inc.
3.70%, 04/01/29	1,085	1,016
		43,343
Health Care 1.4%
AbbVie Inc.
4.70%, 05/14/45	5,220	4,908
AdaptHealth LLC
5.13%, 03/01/30 (e)	985	828
Anthem, Inc.
2.38%, 01/15/25	2,400	2,314
Bausch Health Companies Inc.
6.13%, 02/01/27 (e)	190	162
7.00%, 01/15/28 (e)	505	289
4.88%, 06/01/28 (e)	420	329
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (e)	365	300
Centene Corporation
3.00%, 10/15/30	220	182
2.50%, 03/01/31	4,860	3,870
2.63%, 08/01/31	330	264
Community Health Systems, Inc.
6.00%, 01/15/29 (e)	460	379
6.88%, 04/15/29 (e)	550	352
4.75%, 02/15/31 (e)	415	305
CVS Health Corporation
5.05%, 03/25/48	2,545	2,434
Elevance Health, Inc.
4.55%, 05/15/52 (c)	790	744
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	260	184
Encompass Health Corporation
4.50%, 02/01/28	180	155
4.75%, 02/01/30	60	50
4.63%, 04/01/31	475	385
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (c) (e)	485	367
HCA Inc.
4.13%, 06/15/29	2,510	2,292
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (e)	1,695	1,295
Illumina, Inc.
0.55%, 03/23/23	1,905	1,878
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (e)	290	259
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (e)	245	237
4.38%, 02/15/27 (e)	415	365
ModivCare Inc.
5.00%, 10/01/29 (e)	185	149
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c) (e)	805	669
Option Care Health, Inc.
4.38%, 10/31/29 (e)	475	407
Organon & Co.
5.13%, 04/30/31 (e)	795	686
Owens & Minor, Inc.
6.63%, 04/01/30 (e)	570	520
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	375	282
Royalty Pharma PLC
3.30%, 09/02/40	3,335	2,462
RP Escrow Issuer LLC
5.25%, 12/15/25 (e)	480	416
Select Medical Corporation
6.25%, 08/15/26 (e)	855	800
Tenet Healthcare Corporation
6.25%, 02/01/27 (e)	605	559
6.13%, 10/01/28 - 06/15/30 (e)	1,215	1,083
The Providence Service Corporation
5.88%, 11/15/25 (e)	270	248
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	4,795	4,548
UnitedHealth Group Incorporated
4.95%, 05/15/62	1,100	1,113
Viatris Inc.
1.65%, 06/22/25	1,650	1,496
		40,565
Real Estate 1.2%
Agree Limited Partnership
2.60%, 06/15/33	1,045	825
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,050	1,380
American Tower Corporation
3.38%, 10/15/26	5,000	4,725
Corporate Office Properties Trust
2.90%, 12/01/33	2,010	1,557
Crown Castle International Corp.
3.65%, 09/01/27	9,695	9,182
3.30%, 07/01/30	945	834
Equinix, Inc.
1.80%, 07/15/27	3,150	2,733
2.15%, 07/15/30	2,250	1,821
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (g)	3,255	2,590
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	2,175	1,672
Iron Mountain Incorporated
4.88%, 09/15/29 (e)	365	306
4.50%, 02/15/31 (e)	275	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
iStar Inc.
4.75%, 10/01/24	300	284
Mattamy Homes Limited
4.63%, 03/01/30 (e)	400	295
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,262
Office Properties Income Trust
2.65%, 06/15/26	505	429
2.40%, 02/01/27	2,285	1,867
Park Intermediate Holdings LLC
4.88%, 05/15/29 (e)	285	245
Realogy Group LLC
5.75%, 01/15/29 (e)	315	241
5.25%, 04/15/30 (e)	755	559
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	397
Uniti Group Inc.
6.50%, 02/15/29 (e)	325	238
Vornado Realty L.P.
2.15%, 06/01/26	1,100	980
XHR LP
6.38%, 08/15/25 (e)	280	271
4.88%, 06/01/29 (e)	415	357
		35,275
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	864	729
3.00%, 02/16/31 (e)	576	487
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	1,665
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	3,480	3,128
APi Escrow Corp.
4.75%, 10/15/29 (e)	480	386
BAT Capital Corp.
3.46%, 09/06/29	6,060	5,206
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	1,912
2.88%, 05/01/30	875	762
Coty Inc.
5.00%, 04/15/26 (e)	405	372
6.50%, 04/15/26 (c) (e)	245	226
Energizer Holdings, Inc.
6.50%, 12/31/27 (e)	460	403
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	1,060	919
Keurig Dr Pepper Inc.
3.80%, 05/01/50	2,960	2,353
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (e)	1,025	877
7.00%, 12/31/27 (c) (e)	360	268
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	345	288
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (e)	450	315
Metis Merger Subordinated LLC
6.50%, 05/15/29 (e)	655	525
Movida Europe S.A.
5.25%, 02/08/31 (d)	400	310
NESCO Holdings II, Inc.
5.50%, 04/15/29 (e)	115	97
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c) (e)	290	230
Performance Food Group, Inc.
5.50%, 10/15/27 (e)	470	435
4.25%, 08/01/29 (e)	385	322
Post Holdings, Inc.
5.50%, 12/15/29 (e)	130	116
4.63%, 04/15/30 (e)	540	456
Primo Water Holdings Inc.
4.38%, 04/30/29 (e)	330	269
SEG Holding, LLC
5.63%, 10/15/28 (e)	630	565
Smithfield Foods, Inc.
4.25%, 02/01/27 (e)	4,490	4,315
3.00%, 10/15/30 (e)	720	597
Spectrum Brands, Inc.
5.00%, 10/01/29 (e)	360	312
Sysco Corporation
3.30%, 02/15/50	4,250	3,165
3.15%, 12/14/51	655	467
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	345	245
U.S. Foods Inc.
4.75%, 02/15/29 (e)	345	301
4.63%, 06/01/30 (c) (e)	295	251
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	450	421
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	550	518
		34,213
Materials 1.1%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	500	415
Arconic Corporation
6.13%, 02/15/28 (e)	765	711
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (e)	280	196
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (e)	470	383
Cap S.A.
3.90%, 04/27/31 (d)	1,450	1,139
3.90%, 04/27/31 (e)	600	471
CCL Industries Inc.
3.05%, 06/01/30 (e)	2,135	1,854
CF Industries, Inc.
5.38%, 03/15/44	2,570	2,397
CVR Partners, LP
6.13%, 06/15/28 (e)	390	357
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (d)	200	177
EverArc Escrow
5.00%, 10/30/29 (e)	730	612
Freeport-McMoRan Inc.
4.38%, 08/01/28	300	282
4.63%, 08/01/30	1,000	927
5.45%, 03/15/43	2,650	2,452
Glatfelter Corporation
4.75%, 11/15/29 (e)	430	300
Glencore Funding LLC
1.63%, 04/27/26 (e)	2,795	2,473
3.38%, 09/23/51 (e)	2,060	1,409
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	210	175
Illuminate Buyer LLC
9.00%, 07/01/28 (e)	520	412
LG Chem, Ltd.
2.38%, 07/07/31 (e)	300	252
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	595	467
6.25%, 10/01/29 (c) (e)	400	278
Packaging Corporation of America
3.40%, 12/15/27	2,725	2,618
PT Freeport Indonesia
5.32%, 04/14/32 (e)	600	550
PT Indonesia Asahan Aluminium (Persero)
5.80%, 05/15/50 (c) (d)	200	161
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (e) (l)	515	461
SunCoke Energy, Inc.
4.88%, 06/30/29 (e)	510	416
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (c)	420	344
The Sherwin-Williams Company
2.90%, 03/15/52	1,455	992
Tronox Incorporated
4.63%, 03/15/29 (e)	105	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (e)	575	459
7.50%, 09/30/29 (e)	50	35
UPL Corporation Limited
4.50%, 03/08/28 (d)	700	595
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e)	1,300	782
Vedanta Resources Limited
6.13%, 08/09/24 (d)	1,400	849
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	625	461
Westrock Company, Inc.
3.75%, 03/15/25	5,140	5,093
		32,040
Total Corporate Bonds And Notes (cost $880,573)		758,026
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Information Technology 0.9%
Access CIG, LLC
2018 1st Lien Term Loan, 5.32%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	826	777
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	485	435
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	124
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	803	769
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 2.00%), 09/06/24 (a)	—	—
2021 2nd Lien Term Loan, 6.51%, (3 Month USD LIBOR + 5.50%), 09/19/25 (a)	390	375
Arches Buyer Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	675	614
Ascend Learning, LLC
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	941	866
2021 2nd Lien Term Loan, 6.81%, (1 Month USD LIBOR + 5.75%), 11/18/29 (a)	150	137
Avaya, Inc.
2020 Term Loan B, 5.57%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	317	238
Banff Merger Sub Inc
2021 USD Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	563	523
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 4.06%, (3 Month Term SOFR + 3.00%), 05/31/25 (a)	589	556
Castle US Holding Corporation
USD Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/28/27 (a)	844	738
CDK Global, Inc.
Term Loan , 0.00%, (SOFR + 4.50%), 06/09/29 (a) (n)	280	264
CMG Media Corporation
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	473	435
Colorado Buyer Inc
Term Loan B, 4.64%, (1 Month USD LIBOR + 3.00%), 03/15/24 (a)	413	388
Constant Contact Inc
Term Loan, 5.02%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	495	438
CoreLogic, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	997	827
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	594	529
DCert Buyer, Inc.
2019 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	662	631
2021 2nd Lien Term Loan, 8.06%, (1 Month USD LIBOR + 7.00%), 02/16/29 (a)	330	305
Delta TopCo, Inc.
2020 Term Loan B, 5.84%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	439	396
2020 2nd Lien Term Loan, 9.34%, (3 Month USD LIBOR + 7.25%), 12/01/28 (a) (o)	90	76
Emerald TopCo Inc
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	393	367
Endure Digital Inc.
Term Loan, 4.62%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	496	444
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	40	36
GoTo Group, Inc.
Term Loan B, 6.35%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	54	41
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (a)	495	451
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 5.06%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	822	784
Helios Software Holdings, Inc.
2021 USD Term Loan B, 4.88%, (3 Month USD LIBOR + 3.75%), 03/05/28 (a)	721	661
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	678	653
2021 2nd Lien Term Loan, 7.31%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	182
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 5.13%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	227	213
Informatica LLC
2021 USD Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 10/13/28 (a)	574	543
Ivanti Software, Inc.
2021 Term Loan B, 5.85%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	487	417
LogMeIn, Inc.
Term Loan B, 6.35%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	189	143
McAfee, LLC
2022 USD Term Loan B, 5.15%, (SOFR + 4.00%), 02/03/29 (a)	505	458
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	374	346
Mitchell International, Inc.
2021 Term Loan B, 5.35%, (1 Month USD LIBOR + 3.75%), 10/01/28 (a)	678	616
2021 2nd Lien Term Loan, 8.10%, (1 Month USD LIBOR + 6.50%), 10/01/29 (a)	70	66
NCR Corporation
2019 Term Loan, 3.74%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	146	141
OneDigital Borrower LLC
2021 Term Loan, 4.75%, (SOFR + 4.25%), 11/16/27 (a)	880	831
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	975	914
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	193	182
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	871	834
Proofpoint, Inc.
1st Lien Term Loan, 4.82%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	464	430
Redstone Holdco 2 LP
2021 Term Loan, 5.93%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	173	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	615	581
2018 2nd Lien Term Loan, 8.06%, (1 Month USD LIBOR + 7.00%), 05/29/26 (a)	205	190
Sabre GLBL Inc.
2018 Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	255	241
2021 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/27 (a)	111	103
2021 Term Loan B2, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/27 (a)	176	165
SkillSoft Corporation
2021 Term Loan, 6.19%, (3 Month Term SOFR + 5.25%), 12/31/24 (a)	353	327
Sophia, L.P.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	808	752
Surf Holdings, LLC
USD Term Loan , 5.16%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	806	755
Tempo Acquisition LLC
2022 Term Loan B, 4.03%, (SOFR + 3.00%), 08/31/28 (a)	269	254
Tibco Software Inc.
2020 2nd Lien Term Loan, 8.31%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	45	44
Ultimate Software Group Inc (The)
Term Loan B, 4.76%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	48	45
2021 Term Loan, 4.21%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	918	858
2021 2nd Lien Term Loan, 6.21%, (3 Month USD LIBOR + 5.25%), 05/03/27 (a)	120	110
Ultra Clean Holdings, Inc
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	205	199
VT Topco, Inc.
2021 Delayed Draw Term Loan , 0.00%, 08/01/25 (n) (o)	4	4
2021 Incremental Term Loan, 4.76%, (1 Month USD LIBOR + 3.75%), 08/01/25 (a)	109	105
		25,076
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	405
Aegion Corporation
Term Loan, 6.27%, (1 Month USD LIBOR + 4.75%), 03/31/28 (a) (o)	139	127
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (a)	270	248
Alliance Laundry Systems LLC
Term Loan B, 4.52%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	164	155
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.50%), 09/30/27 (a)	2	2
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	992	907
Amentum Government Services Holdings LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 01/24/27 (a)	409	388
2022 Term Loan, 4.78%, (SOFR + 4.00%), 02/07/29 (a)	87	83
2022 Term Loan, 5.60%, (SOFR + 4.00%), 02/07/29 (a)	78	74
American Airlines, Inc.
2017 Incremental Term Loan, 2.84%, (6 Month USD LIBOR + 2.00%), 12/14/23 (a)	146	141
2017 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	304	267
American Trailer World Corp.
Term Loan B, 4.63%, (SOFR + 3.75%), 02/17/28 (a)	313	268
Apex Tool Group, LLC
2022 Term Loan, 6.53%, (SOFR + 5.25%), 02/03/29 (a)	145	127
APX Group, Inc.
2021 Term Loan B, 5.01%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	332	313
2021 Term Loan B, 7.25%, (1 Month USD LIBOR + 2.50%), 07/01/28 (a)	1	1
Artera Services, LLC
Incremental Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 03/06/25 (a)	68	54
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	49	42
2017 Term Loan, 5.26%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	2	2
2017 Term Loan, 5.43%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	198	171
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	394	372
Brown Group Holding, LLC
Term Loan B, 3.51%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	70	66
Term Loan , 0.00%, (SOFR + 3.75%), 06/09/29 (a) (n)	70	67
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	20	19
CNT Holdings I Corp
2020 Term Loan, 4.69%, (1 Month USD LIBOR + 3.50%), 10/16/27 (a)	994	942
Columbus McKinnon Corporation
2021 Term Loan B, 3.81%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	47	45
Compass Power Generation LLC
2022 Term Loan B2, 5.76%, (1 Month Term SOFR + 4.25%), 03/07/29 (a)	485	463
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	724	633
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	731	681
2021 2nd Lien Term Loan, 7.81%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a) (o)	80	77
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, 4.75%, (SOFR + 3.25%), 01/07/29 (a)	120	111
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	147	135
2020 Term Loan B1, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	274	252
EAB Global, Inc.
2021 Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a)	836	785
Echo Global Logistics, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	354	329
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	259	247
Filtration Group Corporation
2018 1st Lien Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	542	513
First Advantage Holdings, LLC
2021 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	378	362
First Student Bidco Inc
Term Loan C, 5.23%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	88	78
Term Loan B, 5.23%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a)	236	210
Garda World Security Corporation
2021 Term Loan B, 5.90%, (1 Month USD LIBOR + 4.25%), 10/30/26 (a)	880	813

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2022 Term Loan B, 5.75%, (3 Month Term SOFR + 4.25%), 02/10/29 (a)	285	261
GIP II Blue Holding, L.P
Term Loan B, 5.51%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	206	199
Grinding Media Inc.
2021 Term Loan B, 4.80%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	417	379
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 4.39%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	3	3
2021 Term Loan B1, 4.39%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	168	157
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	623	581
K-Mac Holdings Corp
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 06/23/28 (a)	331	308
Madison IAQ LLC
Term Loan, 4.52%, (6 Month USD LIBOR + 3.25%), 06/15/28 (a)	496	451
Minotaur Acquisition, Inc.
Term Loan B, 5.90%, (1 Month Term SOFR + 4.75%), 02/27/26 (a)	677	639
Mirion Technologies, Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 10/05/28 (a)	422	398
Packers Holdings, LLC
2021 Term Loan, 4.44%, (1 Month USD LIBOR + 3.25%), 03/04/28 (a)	841	768
Pike Corporation
2021 Incremental Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	155
PODS, LLC
2021 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	840	780
Polaris Newco LLC
USD Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 06/03/28 (a)	804	741
Titan Acquisition Limited
2018 Term Loan B, 4.01%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	643	588
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 5.07%, (3 Month USD LIBOR + 3.50%), 04/04/25 (a)	704	673
2021 Term Loan B, 5.07%, (3 Month USD LIBOR + 3.50%), 02/16/27 (a)	29	28
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (a)	861	798
Univar Solutions Inc.
2019 USD Term Loan B5, 3.06%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	93	91
Vertical US Newco Inc
Term Loan B, 4.02%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	808	755
Viad Corp
Initial Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 12/31/24 (a)	233	218
Waterlogic Holdings Limited
2021 USD Term Loan B2, 5.76%, (1 Month USD LIBOR + 4.75%), 08/04/28 (a)	652	631
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.26%, (3 Month USD LIBOR + 4.25%), 07/22/28 (a)	836	757
		21,334
Consumer Discretionary 0.7%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.83%, (SOFR + 3.75%), 06/17/28 (a)	835	759
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	666	632
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.25%), 10/07/28 (a)	290	273
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	611	588
Carnival Corporation
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (a)	201	186
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (a)	746	668
Chamberlain Group Inc
Term Loan B, 4.51%, (3 Month USD LIBOR + 3.50%), 10/22/28 (a)	359	323
Clarios Global LP
2021 USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	724	674
Comet Acquisition, Inc.
Term Loan, 3.60%, (1 Month USD LIBOR + 3.25%), 10/23/25 (a)	125	117
Conservice Midco, LLC
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	314	297
DexKo Global Inc.
2021 USD Delayed Draw Term Loan, 4.76%, (1 Month USD LIBOR + 3.75%), 09/24/28 (a)	70	64
2021 USD Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	369	339
Element Materials Technology Group US Holdings Inc
Term Loan , 0.00%, (SOFR + 4.25%), 04/12/29 (a) (n)	250	240
Everi Holdings Inc.
2021 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	154	147
Fertitta Entertainment, LLC
2022 Term Loan B, 5.03%, (SOFR + 4.00%), 01/13/29 (a)	419	385
Getty Images, Inc.
2019 USD Term Loan B, 6.13%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	413	398
Great Outdoors Group, LLC
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	640	582
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.96%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	501	348
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	391	349
LaserShip, Inc.
2021 Term Loan, 5.25%, (6 Month USD LIBOR + 4.50%), 04/30/28 (a)	238	211
2021 2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 05/07/29 (a) (o)	75	73
LBM Acquisition LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 12/08/27 (a)	346	283
Mavis Tire Express Services Corp.
2021 Term Loan B, 5.63%, (3 Month Term SOFR + 4.00%), 04/13/26 (a)	876	808
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	355	350
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 05/08/26 (a)	533	503
PCI Gaming Authority
Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	138	131
Penn National Gaming, Inc.
2022 Term Loan B, 3.88%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	140	134
Perrigo Investments, LLC
Term Loan B, 3.65%, (3 Month Term SOFR + 2.50%), 04/05/29 (a)	205	197
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	993	931

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Playa Resorts Holding B.V.
2017 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	572	539
Prometric Holdings, Inc.
1st Lien Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 01/18/25 (a)	822	762
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 02/04/28 (a)	237	213
Restoration Hardware, Inc.
Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a)	417	364
Savage Enterprises LLC
2021 Term Loan B, 4.90%, (1 Month USD LIBOR + 3.25%), 08/11/28 (a)	436	414
Scientific Games Holdings LP
2022 USD Term Loan B, 4.18%, (SOFR + 3.50%), 02/03/29 (a)	280	259
Scientific Games International, Inc.
2022 USD Term Loan, 4.36%, (3 Month Term SOFR + 3.00%), 04/07/29 (a)	275	261
Six Flags Theme Parks, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	267
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	295	293
SMG US Midco 2, Inc.
2020 Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	417	387
Spin Holdco Inc.
2021 Term Loan, 5.61%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	604	555
Springs Windows Fashions, LLC
2021 Term Loan B, 5.60%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	995	815
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	1,002	923
Staples, Inc.
7 Year Term Loan, 6.29%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	277	240
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.26%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	495	470
Tamko Building Products, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	297	277
Term Loan B, 4.01%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	139	130
Term Loan B, 4.57%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	146	136
Tecta America Corp.
2021 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	267	249
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 4.24%, (1 Month USD LIBOR + 3.25%), 06/24/28 (a)	4	3
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 06/24/28 (a)	119	100
Travel Leaders Group, LLC
2018 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	352	313
Victoria's Secret & Co.
Term Loan B, 4.54%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a)	288	274
Wand NewCo 3, Inc.
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	551	511
Whatabrands LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	408	381
Wheel Pros, LLC
2021 Term Loan, 6.10%, (1 Month USD LIBOR + 4.50%), 04/23/28 (a)	413	341
		20,467
Health Care 0.6%
ADMI Corp.
2021 Incremental Term Loan B3, 4.56%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	997	912
Air Methods Corporation
2017 Term Loan B, 4.51%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	391	346
Athenahealth, Inc.
2022 Term Loan B, 5.01%, (SOFR + 3.50%), 01/27/29 (a)	594	546
Aveanna Healthcare, LLC
2021 Term Loan B, 5.35%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	177	155
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (a) (n)	42	37
2021 2nd Lien Term Loan, 8.60%, (1 Month USD LIBOR + 7.00%), 12/08/29 (a) (o)	540	478
Bausch & Lomb, Inc.
Term Loan, 4.55%, (3 Month Term SOFR + 3.25%), 05/05/27 (a)	510	474
Change Healthcare Holdings LLC
2017 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	722	702
CHG Healthcare Services Inc.
2021 Term Loan, 4.26%, (6 Month USD LIBOR + 3.25%), 09/22/28 (a)	1	1
2021 Term Loan, 4.75%, (6 Month USD LIBOR + 3.50%), 09/22/28 (a)	450	425
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 12/31/24 (a)	170	130
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	548	180
Gainwell Acquisition Corp.
Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	987	932
Global Medical Response, Inc.
2017 Incremental Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	189	175
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	468	434
Heartland Dental, LLC
2021 Incremental Term Loan, 5.64%, (1 Month USD LIBOR + 4.00%), 04/30/25 (a)	875	817
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 3.38%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	361	348
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	224	216
US Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	56	54
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	807	768
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 3.85%, (SOFR + 3.00%), 10/15/27 (a) (o)	122	115
MED ParentCo LP
1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	661	595
Medline Borrower, LP
USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	833	771
Organon & Co
USD Term Loan , 4.62%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	754	724
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a)	989	933
Parexel International Corporation
2021 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	663	622
Pathway Vet Alliance LLC
2021 Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 03/31/27 (a)	551	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Pediatric Associates Holding Company, LLC
2022 Delayed Draw Term Loan, 4.50%, (1 Month USD LIBOR + 3.25%), 02/08/29 (a)	9	8
2022 Delayed Draw Term Loan, 4.92%, (3 Month USD LIBOR + 3.25%), 02/08/29 (a)	20	19
2021 Term Loan B, 5.08%, (3 Month USD LIBOR + 3.25%), 02/08/29 (a)	381	355
PetVet Care Centers, LLC
2021 Term Loan B3, 4.56%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	377	354
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 5.89%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	58	52
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.85%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	273	244
2018 1st Lien Term Loan B, 5.89%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	260	232
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	584	544
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	608	577
Team Health Holdings, Inc.
1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	234	207
Upstream Rehabilition, Inc.
2021 Term Loan, 5.40%, (SOFR + 4.25%), 11/20/26 (a)	418	381
Zelis Healthcare Corporation
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	1,022	960
		16,333
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	589	539
2021 First Lien Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	239	225
Alliant Holdings Intermediate, LLC
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	490	463
2021 Term Loan B4, 5.01%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	268	249
AllSpring Buyer LLC
Term Loan B, 4.31%, (3 Month USD LIBOR + 3.25%), 04/21/28 (a)	336	322
AmWINS Group, Inc.
2021 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	435	411
AssuredPartners, Inc.
2022 Term Loan, 4.53%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	185	172
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	805	753
Astra Acquisition Corp.
2021 1st Lien Term Loan, 6.31%, (1 Month USD LIBOR + 5.25%), 10/20/28 (a)	453	392
2021 2nd Lien Term Loan, 9.93%, (1 Month USD LIBOR + 8.88%), 10/22/29 (a) (o)	280	256
Asurion LLC
2021 2nd Lien Term Loan B3, 6.31%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	85
2021 Second Lien Term Loan B4, 6.31%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	670	566
BCP Renaissance Parent LLC
2022 Term Loan B3, 4.53%, (SOFR + 3.50%), 10/31/26 (a)	249	237
Castlelake Aviation Limited
Term Loan B, 4.58%, (3 Month USD LIBOR + 2.75%), 10/22/26 (a)	643	614
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.78%, (1 Month Term SOFR + 3.75%), 03/05/27 (a)	877	819
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 7.81%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	405	369
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	364	336
Eisner Advisory Group LLC
Term Loan, 5.81%, (1 Month USD LIBOR + 4.75%), 12/31/24 (a)	273	254
Greystone Select Financial LLC
Term Loan B, 6.04%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	123	113
Gulf Finance, LLC
2021 Term Loan, 7.81%, (1 Month USD LIBOR + 6.75%), 08/25/26 (a)	88	65
2021 Term Loan, 7.87%, (1 Month USD LIBOR + 6.75%), 08/25/26 (a)	153	113
Hightower Holdings LLC
2021 Term Loan B, 5.10%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	453	420
Ineos US Finance LLC
2021 USD Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 11/05/28 (a)	95	90
ION Trading Finance Limited
2021 USD Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	802	737
KKR Apple Bidco, LLC
2021 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 07/14/28 (a)	294	277
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	122	118
Osmosis Buyer Limited
Term Loan , 0.00%, (SOFR + 4.00%), 07/30/28 (a) (n)	102	92
Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 07/30/28 (a) (n)	23	21
PAI Holdco, Inc.
2020 Term Loan B, 4.74%, (3 Month USD LIBOR + 3.50%), 10/13/25 (a)	344	324
Park River Holdings Inc
Term Loan, 4.22%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	833	678
Sweetwater Borrower, LLC
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	408	350
Tiger Acquisition, LLC
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 05/21/28 (a)	263	235
Trans Union, LLC
2021 Term Loan B6, 3.31%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	294	280
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	403	398
2021 Consented Term Loan, 6.01%, (3 Month USD LIBOR + 5.00%), 05/29/26 (a)	85	66
VS Buyer, LLC
Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	807	757
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR + 2.25%), 10/14/28 (a)	194	185
		12,381
Communication Services 0.3%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.20%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a)	264	221
Cablevision Lightpath LLC
Term Loan B, 4.57%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	266	250
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	664	597
CenturyLink, Inc.
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	657	603
Charter Communications Operating, LLC
2019 Term Loan B2, 2.81%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	328	312
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Cincinnati Bell, Inc.
2021 Term Loan B2, 4.05%, (SOFR + 3.25%), 11/17/28 (a)	114	108
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.74%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	420	360
Connect Finco Sarl
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	205	188
CSC Holdings, LLC
2018 Incremental Term Loan, 3.57%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	169	157
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 4.43%, (SOFR + 3.25%), 08/24/26 (a)	239	56
DirecTV Financing, LLC
Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	622	571
E.W. Scripps Company (The)
2019 Term Loan B2, 3.62%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	308	294
GOGO Intermediate Holdings LLC
Term Loan B, 4.99%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	827	780
iHeartCommunications, Inc.
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	315	292
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (a)	610	558
NASCAR Holdings Inc.
Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	139	133
PUG LLC
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	505	455
Radiate Holdco, LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	831	771
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (j) (k) (o)	33	—
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.51%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	425	386
Sinclair Television Group Inc.
Term Loan B2B, 3.56%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	333	303
Solis IV BV
USD Term Loan B1, 4.84%, (SOFR + 3.50%), 02/09/29 (a)	865	742
Telesat Canada
Term Loan B5, 3.81%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	184	127
Univision Communications Inc.
2022 First Lien Term Loan B, 6.25%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	85	81
Zayo Group Holdings, Inc.
USD Term Loan , 4.06%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	199
Ziggo Financing Partnership
USD Term Loan I, 3.82%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	270	251
		8,795
Materials 0.2%
Atotech B.V.
2021 USD Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	94	90
BCPE Empire Holdings, Inc.
2022 Incremental Term Loan, 6.06%, (1 Month Term SOFR + 4.63%), 06/11/26 (a)	65	61
Charter NEX US, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 12/01/27 (a)	410	385
Cyanco Intermediate Corporation
2018 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	121	114
Diamond (BC) B.V.
2021 Term Loan B, 3.99%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	791	729
Illuminate Buyer, LLC
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	455	419
Kraton Corporation
2022 USD Term Loan, 5.11%, (3 Month Term SOFR + 3.25%), 11/18/28 (a)	264	251
Messer Industries GmbH
2018 USD Term Loan, 3.51%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	408	389
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	344	320
Phoenix Services International, LLC
Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	141	106
PMHC II, Inc.
2022 Term Loan B, 5.29%, (SOFR + 4.25%), 02/03/29 (a)	680	590
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.00%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	499	455
PQ Corporation
2021 Term Loan B, 3.74%, (3 Month USD LIBOR + 2.50%), 05/26/28 (a)	100	96
2021 Term Loan B, 3.74%, (1 Month USD LIBOR + 2.50%), 05/26/28 (a)	39	37
Pregis TopCo Corporation
1st Lien Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	483	455
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 4.97%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	189	169
2021 1st Lien Term Loan, 5.12%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	190	170
2021 2nd Lien Term Loan, 7.72%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	35
2021 2nd Lien Term Loan, 7.87%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	35
Quikrete Holdings, Inc.
2021 Term Loan B1, 4.06%, (1 Month USD LIBOR + 3.00%), 12/24/24 (a)	175	165
TricorBraun Holdings, Inc.
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	664	616
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan , 5.06%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	8	7
2021 Incremental Term Loan, 5.06%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	87	81
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	395	373
2017 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	371	350
		6,498
Energy 0.2%
Atlas Purchaser, Inc.
2021 Term Loan, 6.62%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	500	410
CQP Holdco LP
2021 Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	886	831
EG America LLC
2018 USD Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	230	215
EG Group Limited
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	218	206
ExGen Renewables IV, LLC
2020 Term Loan, 4.08%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	272	262
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (o)	139	138

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Freeport LNG Investments, LLLP
Term Loan B, 4.56%, (3 Month USD LIBOR + 3.50%), 11/17/28 (a)	366	315
Granite Holdings US Acquisition Co.
2021 Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	783	738
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.87%, (1 Month USD LIBOR + 4.25%), 11/24/28 (a)	334	329
Oryx Midstream Services Permian Basin LLC
Term Loan B, 4.70%, (3 Month USD LIBOR + 3.25%), 12/31/24 (a)	329	313
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.26%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	270	212
Prairie ECI Acquiror LP
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	197	184
Traverse Midstream Partners LLC
2017 Term Loan, 5.38%, (SOFR + 4.25%), 09/22/24 (a)	9	8
2017 Term Loan, 5.95%, (SOFR + 4.25%), 09/22/24 (a)	376	358
U.S. Silica Company
2018 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 04/12/25 (a)	335	322
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.76%, (3 Month USD LIBOR + 2.75%), 03/31/28 (a)	604	572
		5,413
Consumer Staples 0.2%
Conair Holdings, LLC
Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	496	414
Hearthside Food Solutions, LLC
2018 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	673	602
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 12/22/26 (a)	606	548
Monogram Food Solutions, LLC
Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	453	426
PECF USS Intermediate Holding III Corporation
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	826	743
Reynolds Consumer Products LLC
Term Loan, 2.81%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	163	156
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.76%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	127	117
Triton Water Holdings, Inc
Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	805	710
United Natural Foods, Inc.
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 10/10/25 (a)	157	151
Verscend Holding Corp.
2021 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	988	944
		4,811
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 3.06%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	53	51
Edgewater Generation, L.L.C.
Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 11/29/25 (a)	296	250
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 10/05/25 (a)	248	230
Pacific Gas And Electric Company
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	421	396
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	290	277
1st Lien Term Loan B3, 3.27%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	68
Waterbridge Midstream Operating LLC
Term Loan B, 8.59%, (3 Month USD LIBOR + 5.75%), 06/22/26 (a)	237	224
		1,496
Real Estate 0.0%
Iron Mountain, Inc.
2018 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	319	305
Total Senior Floating Rate Instruments (cost $133,047)		122,909
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (j) (o)	21	484
Frontera Holdings LLC (j) (o)	—	—
Energy 0.0%
Gulfport Energy Operating Corporation (j)	2	160
McDermott International, Inc. (j)	11	6
		166
Communication Services 0.0%
Intelsat Jackson Holdings, Ltd. (j) (o)	4	119
Consumer Discretionary 0.0%
CW Travel Holdings (j) (o)	5	101
Total Common Stocks (cost $601)		870
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (j) (o)	—	2
Intelsat Jackson Holdings, Ltd. (j) (o)	—	2
Total Rights (cost $0)		4
WARRANTS 0.0%
Avation PLC (j) (p)	10	2
Total Warrants (cost $0)		2
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (j) (o) (q)	510	—
Intelsat Jackson Holdings S.A. (j) (o) (q)	440	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.7%
JNL Government Money Market Fund, 1.02% (r) (s)	78,260	78,260
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (r) (s)	9,827	9,827
U.S. Treasury Bill 0.1%
Treasury, United States Department of
1.90%, 04/20/23 (t)	1,990	1,948
Total Short Term Investments (cost $90,045)		90,035
Total Investments 100.1% (cost $3,225,624)		2,919,199
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.1)%		(2,413)
Total Net Assets 100.0%		2,916,795

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

delivery basis was $10,155.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $288,890 and 9.9% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Non-income producing security.

(k) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Convertible security.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

(t) The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	842	729	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	368	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	814	705	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	482	389	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	216	183	—
Assembleia da Republica, 2.88%, 10/15/25	02/27/19	239	216	—
Assembleia da Republica, 1.95%, 06/15/29	08/22/19	621	527	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	342	247	—
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	316	288	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	500	458	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	399	370	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	868	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	415	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	512	460	—
Banco Macro S.A., 6.64%, 11/04/26	09/18/18	685	601	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	367	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	1,175	1,116	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,344	1,184	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/22/22	432	427	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	1,680	1,409	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	939	853	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,376	1,139	0.1
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	466	343	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 0.00% (callable at 100, 11/29/22)	10/10/18	1,064	10	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,001	909	—
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	1,511	1,451	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	908	758	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	686	555	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,686	964	0.1
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,888	1,477	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	1,132	871	—
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	822	680	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	11/03/21	200	177	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	452	343	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	02/04/19	986	874	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	04/22/20	602	531	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	487	437	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,343	3,793	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	304	268	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	785	642	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,269	2,116	0.1
Gouvernement De France, 1.50%, 05/25/31	04/12/21	541	410	—
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	08/16/18	1,085	951	0.1
Inkia Energy Limited, 5.88%, 11/09/27	12/15/21	307	271	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	838	739	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	10/05/21	1,056	968	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	620	550	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	04/28/21	712	660	—
KT Corp, 2.50%, 07/18/26	05/05/21	1,566	1,417	0.1
KT Corp, 1.38%, 01/21/27	10/18/21	985	893	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	1,847	1,651	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	1,060	922	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	446	425	—
Minejesa Capital B.V., 4.63%, 08/10/30	04/03/19	2,026	1,762	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	2,436	2,056	0.1
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	345	310	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/03/21	1,708	1,451	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	402	368	—
Pampa Energia S.A., 7.50%, 01/24/27	06/25/18	555	489	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/29/21	512	402	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	897	775	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	339	271	—
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	198	170	—
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	1,522	1,333	0.1
PT Indonesia Asahan Aluminium (Persero), 5.80%, 05/15/50	06/14/22	165	161	—
Qatarenergy, 2.25%, 07/12/31	10/18/21	2,367	2,053	0.1
Reliance Industries Limited, 2.88%, 01/12/32	03/22/22	1,097	992	0.1
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,009	886	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	366	314	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	349	293	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/24/21	2,354	1,859	0.1
Simpar Europe, 5.20%, 01/26/31	03/31/22	180	156	—
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	785	684	—
SPARC Limited, 0.00%, 12/05/22	10/05/17	369	366	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	923	776	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	1,468	1,263	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	06/07/22	194	188	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	07/17/18	2,854	996	0.1
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	688	595	—
Vedanta Resources Limited, 6.13%, 08/09/24	03/01/19	1,334	849	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	05/31/22	327	294	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	650	504	—
		82,732	62,991	2.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	101	(8)
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	37	(2)
Pediatric Associates Holding Company, LLC - 2022 Delayed Draw Term Loan	29	(2)
TGP Holdings III, LLC - 2021 Delayed Draw Term Loan	12	(2)
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	5	-
VT Topco, Inc. - 2021 Delayed Draw Term Loan	3	-
	187	(14)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	SSB	07/01/22	AUD	(770)	(531)	11
USD/AUD	SSB	08/05/22	AUD	(770)	(532)	(2)
					(1,063)	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,132,226	—	1,132,226
Non-U.S. Government Agency Asset-Backed Securities	—	815,127	—	815,127
Corporate Bonds And Notes	—	758,026	—	758,026
Senior Floating Rate Instruments	—	121,565	1,344	122,909
Common Stocks	166	—	704	870
Rights	—	—	4	4
Warrants	—	2	—	2
Other Equity Interests	—	—	—	—
Short Term Investments	88,087	1,948	—	90,035
	88,253	2,828,894	2,052	2,919,199
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(14)	—	(14)
	—	(14)	—	(14)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11	—	11
	—	11	—	11
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
	—	(2)	—	(2)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 62.3%
Singapore 9.3%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	7,986	7,263
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	7,061	6,558
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (b)	2,400	2,208
1.83%, 09/10/30 (b) (c)	3,600	3,312
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (a)	3,600	3,206
2.25%, 04/30/30 (a)	8,800	7,820
Singtel Group Treasury Pte. Ltd.
2.38%, 08/28/29 (a)	2,200	1,979
1.88%, 06/10/30 (a)	5,700	4,871
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	250	204
1.00%, 10/06/30 (c)	12,950	10,575
1.63%, 08/02/31 (a)	10,000	8,421
United Overseas Bank Limited
1.75%, 03/16/31 (a)	5,500	4,974
		61,391
Colombia 6.9%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a)	1,000	953
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (d)	2,950	2,349
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (a)	800	720
Ecopetrol S.A.
6.88%, 04/29/30	2,000	1,774
4.63%, 11/02/31	5,150	3,910
5.88%, 05/28/45 - 11/02/51	11,640	7,654
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	10,042	7,808
4.38%, 02/15/31 (a)	4,900	3,711
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	766	714
Gilex Holding SARL
8.50%, 05/02/23 (c)	2,050	1,999
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (a)	6,400	5,536
6.25%, 02/15/25 (c)	300	269
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	200	152
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	9,150	7,589
		45,138
Peru 5.1%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (c)	911	1,049
Banco BBVA Peru
5.25%, 09/22/29 (a)	500	481
Banco de Credito del Peru
3.13%, 07/01/30 (a)	2,900	2,655
3.13%, 07/01/30 (c)	2,300	2,106
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	6,100	5,612
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	2,140	1,982
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	4,503	4,148
Inkia Energy Limited
5.88%, 11/09/27 (a)	5,770	5,207
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	718	635
PERU LNG
5.38%, 03/22/30 (a)	3,900	3,149
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	4,700	3,642
5.63%, 06/19/47 (a)	1,600	1,084
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	2,175	2,043
		33,793
Netherlands 4.3%
AES Andres B.V.
5.70%, 05/04/28 (c)	5,700	4,882
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	6,000	6,011
Digicel International Finance Limited
13.00%, 12/31/25 (c) (e)	242	210
8.00%, 12/31/26 (c)	164	111
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (a)	1,600	1,415
Petrobras Global Finance B.V.
6.75%, 06/03/50	10,000	8,697
5.50%, 06/10/51 (f)	1,350	1,022
VTR Finance N.V.
6.38%, 07/15/28 (a)	8,000	5,760
		28,108
Chile 4.2%
AES Gener S.A.
6.35%, 10/07/79 (a)	4,100	3,659
6.35%, 10/07/79 (c)	2,000	1,785
Agrosuper S.A.
4.60%, 01/20/32 (c)	2,100	1,807
Cap S.A.
3.90%, 04/27/31 (a)	5,214	4,095
3.90%, 04/27/31 (c)	2,250	1,767
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (g)	4,700	3,454
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	1,765	1,465
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	4,336	3,653
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (a)	4,600	1,593
Engie Energia Chile S.A.
3.40%, 01/28/30 (a)	4,500	3,825
Telefonica Moviles Chile S.A.
3.54%, 11/18/31 (c)	400	336
		27,439
India 3.9%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	6,667	5,625
3.00%, 02/16/31 (c)	768	649
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	2,600	2,393
4.38%, 07/03/29 (a)	800	705
3.10%, 02/02/31 (a)	4,700	3,652
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	1,472	1,172
Reliance Industries Limited
2.88%, 01/12/32 (a) (f)	6,400	5,290
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	885
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	1,324
Vedanta Resources Limited
6.13%, 08/09/24 (a)	6,500	3,941
		25,636
Luxembourg 3.7%
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (a)	3,300	2,817
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (a)	8,800	7,056
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	9,800	7,904
Movida Europe S.A.
5.25%, 02/08/31 (a)	4,000	3,099
Simpar Europe
5.20%, 01/26/31 (a)	4,525	3,520
		24,396

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Indonesia 3.3%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,219	3,930
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	6,198	5,545
5.63%, 08/10/37 (a)	10,800	8,707
PT Freeport Indonesia
5.32%, 04/14/32 (c)	3,400	3,114
PT Indonesia Asahan Aluminium (Persero)
5.80%, 05/15/50 (a) (f)	700	563
		21,859
Mexico 3.1%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (c) (h) (i)	310	17
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (d)	1,500	1,376
7.50%, (100, 06/27/29) (c) (d)	530	482
7.63%, (100, 01/10/28) (a) (d)	6,800	6,324
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.88%, 09/13/34 (a)	1,200	1,063
BBVA Bancomer, S.A.
5.13%, 01/18/33 (a)	1,700	1,453
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
0.00%, (100, 11/29/22) (a) (d) (h) (i) (j)	3,200	28
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	2,400	1,164
Grupo Idesa, S.A. de C.V.
9.88%, 05/22/26 (c) (e) (k)	1,156	739
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	531	490
Petróleos Mexicanos
6.75%, 09/21/47	7,650	4,714
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (a) (d) (j)	8,350	2,682
		20,532
South Korea 2.8%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	3,200	3,018
1.75%, 05/06/25 (c)	1,000	942
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c) (f)	1,200	1,090
KT Corp
2.50%, 07/18/26 (a)	4,250	4,015
1.38%, 01/21/27 (a)	3,230	2,884
LG Chem, Ltd.
2.38%, 07/07/31 (c)	1,200	1,007
NongHyup Bank
1.25%, 07/20/25 (c)	1,000	921
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (d)	4,800	4,214
		18,091
Brazil 2.6%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (d)	6,000	5,310
9.00%, (100, 06/18/24) (a) (d)	1,761	1,735
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,773
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (d)	2,440	1,946
4.63%, (100, 02/27/25) (c) (d)	2,560	2,044
3.88%, 04/15/31 (a)	4,060	3,573
		17,381
Jersey 2.4%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	12,972	11,025
2.63%, 03/31/36 (a)	3,600	2,910
2.94%, 09/30/40 (a)	2,430	1,985
		15,920
Argentina 1.6%
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (l)	4,800	3,846
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (c) (l)	850	682
Pampa Energia S.A.
7.50%, 01/24/27 (a)	7,250	5,909
9.13%, 04/15/29 (a)	150	121
		10,558
Qatar 1.5%
Qatarenergy
2.25%, 07/12/31 (a)	11,400	9,754
United States of America 1.3%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,380	1,296
4.63%, 08/01/30	5,000	4,637
Mercury Chile Holdco LLC
6.50%, 01/24/27 (c)	2,800	2,393
		8,326
Panama 1.1%
Banco Nacional De Panama
2.50%, 08/11/30 (c)	1,500	1,188
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,328	1,252
6.50%, 10/01/38 (c)	5,312	4,955
		7,395
Ireland 1.1%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	8,000	7,180
Malaysia 1.0%
PETRONAS Capital Limited
2.48%, 01/28/32 (a) (f)	800	682
2.48%, 01/28/32 (c)	6,750	5,755
		6,437
Spain 0.8%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (a)	275	246
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	2,950	2,163
5.75%, 06/15/33 (c)	4,000	2,932
		5,341
Canada 0.8%
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	3,000	3,026
5.88%, 05/18/30 (c)	1,900	1,996
		5,022
United Kingdom 0.6%
Antofagasta PLC
2.38%, 10/14/30 (a)	3,550	2,767
SCC Power PLC
8.00%, 12/31/28 (c) (e)	2,368	1,024
4.00%, 05/17/32 (c) (e)	1,283	152
		3,943
Saudi Arabia 0.3%
SA Global Sukuk Limited
2.69%, 06/17/31 (c)	2,200	1,932
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	2,000	1,660
Bermuda 0.1%
Digicel Group Limited
7.00%, (100, 06/01/23) (b) (c) (d) (e)	802	361
8.00%, 04/01/25 (c) (e)	612	413
		774
Thailand 0.1%
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	400	370
2.99%, 01/15/30 (c)	260	236
		606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Austria 0.1%
Suzano Austria GmbH
3.13%, 01/15/32	800	605
Total Corporate Bonds And Notes (cost $484,214)		409,217
GOVERNMENT AND AGENCY OBLIGATIONS 35.6%
Mexico 5.0%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	7,600	6,213
4.75%, 04/27/32 (f)	2,650	2,530
4.28%, 08/14/41	20,250	15,824
5.00%, 04/27/51	1,400	1,146
4.40%, 02/12/52	6,850	5,068
Mexico Government International Bond
4.35%, 01/15/47	2,500	1,885
		32,666
Colombia 4.0%
Presidencia de la República de Colombia
3.13%, 04/15/31	6,400	4,704
3.25%, 04/22/32	12,400	8,893
5.00%, 06/15/45	15,700	10,260
4.13%, 05/15/51	4,600	2,701
		26,558
Philippines 3.7%
The Philippines, Government of
2.46%, 05/05/30	1,700	1,482
1.65%, 06/10/31 (f)	7,400	5,935
3.70%, 03/01/41 - 02/02/42	16,650	13,828
2.95%, 05/05/45	2,400	1,720
2.65%, 12/10/45	1,600	1,099
		24,064
Panama 3.6%
Government of the Republic of Panama
2.25%, 09/29/32	14,000	10,867
4.30%, 04/29/53	1,800	1,409
4.50%, 04/01/56	2,000	1,585
3.87%, 07/23/60	13,700	9,676
		23,537
Indonesia 3.1%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a)	6,000	4,822
The Republic of Indonesia, The Government of
2.15%, 07/28/31	6,200	5,084
4.35%, 01/11/48	1,200	1,048
3.70%, 10/30/49	12,100	9,710
		20,664
Brazil 3.1%
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31 (f)	19,400	15,835
5.63%, 02/21/47	5,900	4,558
		20,393
Chile 3.0%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	3,982
2.55%, 01/27/32 - 07/27/33	4,100	3,337
3.10%, 05/07/41 - 01/22/61	9,500	6,613
3.50%, 01/25/50	7,600	5,778
		19,710
Dominican Republic 2.3%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (c)	2,000	1,603
4.88%, 09/23/32 (c)	14,200	10,916
6.00%, 02/22/33 (c)	1,500	1,249
5.88%, 01/30/60 (a)	2,200	1,510
		15,278
Saudi Arabia 2.2%
Saudi Arabia, Kingdom of
2.25%, 02/02/33 (a)	600	499
3.45%, 02/02/61 (a)	18,900	14,052
		14,551
South Korea 1.8%
The Korea Development Bank
1.00%, 09/09/26	2,200	1,981
1.63%, 01/19/31	3,300	2,755
2.00%, 10/25/31	8,150	6,924
The Republic of Korea, Government of
2.75%, 01/19/27	200	194
		11,854
United Arab Emirates 1.3%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	1,800	1,710
1.70%, 03/02/31 (a)	3,200	2,687
3.13%, 09/30/49 (a)	4,900	3,799
		8,196
Peru 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	2,500	2,110
3.30%, 03/11/41	5,000	3,723
		5,833
Malaysia 0.8%
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (a)	3,500	3,097
2.07%, 04/28/31 (c)	2,350	2,080
		5,177
South Africa 0.8%
South Africa, Parliament of
4.30%, 10/12/28	4,500	3,852
5.88%, 04/20/32	800	683
7.30%, 04/20/52	800	638
		5,173
Ukraine 0.0%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (a)	510	249
Total Government And Agency Obligations (cost $299,238)		233,903
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (h) (m)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 1.41% (n) (o)	7,598	7,598
Investment Companies 0.7%
JNL Government Money Market Fund, 1.02% (n) (o)	4,694	4,694
Total Short Term Investments (cost $12,292)		12,292
Total Investments 99.7% (cost $795,744)		655,412
Other Assets and Liabilities, Net 0.3%		1,656
Total Net Assets 100.0%		657,068

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $128,885 and 19.6% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) All or a portion of the security was on loan as of June 30, 2022.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Non-income producing security.

(i) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30,

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

2022.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	3,100	2,687	0.4
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	4,752	3,799	0.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	6,338	5,625	0.9
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,582	2,393	0.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	815	705	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,320	3,652	0.6
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,105	3,659	0.6
AI Candelaria (Spain) SL., 7.50%, 12/15/28	03/29/22	271	246	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	2,550	2,163	0.3
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	3,442	2,767	0.4
Banco BBVA Peru, 5.25%, 09/22/29	12/03/20	528	481	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	1,040	953	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,931	2,655	0.4
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,928	5,310	0.8
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	1,851	1,735	0.3
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,981	2,773	0.4
Banco GNB Sudameris S.A., 7.05%, 04/03/27	09/06/18	805	720	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,225	5,612	0.9
Banco Macro S.A., 6.64%, 11/04/26	06/05/18	4,561	3,846	0.6
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,376	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,732	6,324	1.0
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	1,078	1,063	0.2
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/22/22	1,468	1,453	0.2
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	7,815	7,180	1.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	381	209	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	131	40	—
Cap S.A., 3.90%, 04/27/31	12/10/21	4,947	4,095	0.6
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 0.00% (callable at 100, 11/29/22)	08/01/18	3,123	28	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	7,925	7,263	1.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	2,927	2,817	0.4
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,777	1,465	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	4,470	3,653	0.6
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,402	1,593	0.2
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,519	7,808	1.2
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,771	3,711	0.6
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	4,626	3,825	0.6
EQUATE Petrochemical B.V., 2.63%, 04/28/28	11/03/21	1,602	1,415	0.2
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	2,177	1,982	0.3
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	812	714	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	3,570	2,910	0.4
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	2,425	1,985	0.3
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,282	5,536	0.8
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	4,304	4,148	0.6
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	5,659	5,207	0.8
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/15/21	2,251	1,946	0.3
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/21/21	3,974	3,573	0.5
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/02/21	3,280	3,018	0.5
KT Corp, 2.50%, 07/18/26	05/05/21	4,438	4,015	0.6
KT Corp, 1.38%, 01/21/27	10/18/21	3,181	2,884	0.4
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,953	6,558	1.0
Malaysia Sukuk Global Berhad, 2.07%, 04/28/31	09/27/21	3,492	3,097	0.5
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	7,897	7,056	1.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	514	490	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	6,393	5,545	0.8
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	10,772	8,707	1.3
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	3,275	3,099	0.5
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	8,877	7,589	1.2
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	722	635	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	2,414	2,208	0.3
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,980	5,909	0.9
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	124	121	—
PERU LNG, 5.38%, 03/22/30	04/17/20	2,551	3,149	0.5
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	6,098	4,822	0.7
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,222	3,642	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	1,355	1,084	0.2
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	792	682	0.1
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	2,113	1,510	0.2
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,682	3,206	0.5
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	8,932	7,820	1.2
PT Indonesia Asahan Aluminium (Persero), 5.80%, 05/15/50	06/14/22	577	563	0.1
Qatarenergy, 2.25%, 07/12/31	10/18/21	11,259	9,754	1.5
Reliance Industries Limited, 2.88%, 01/12/32	03/22/22	5,853	5,290	0.8
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	587	499	0.1
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	17,620	14,052	2.1
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,720	3,520	0.5
Singtel Group Treasury Pte. Ltd., 2.38%, 08/28/29	10/27/21	2,243	1,979	0.3
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	5,598	4,871	0.7
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	244	204	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	9,703	8,421	1.3
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,212	2,043	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,360	1,252	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,055	885	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	2,682	0.4
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	5,493	4,974	0.8
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,227	3,941	0.6
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	7,775	5,760	0.9
		347,054	292,636	44.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	409,217	—	409,217
Government And Agency Obligations	—	233,903	—	233,903
Common Stocks	—	—	—	—
Short Term Investments	12,292	—	—	12,292
	12,292	643,120	—	655,412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 62.1%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 2.24%, (3 Month USD LIBOR + 1.20%), 10/16/34 (a)	10,000	9,544
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-D-5BP, REMIC, 2.82%, (1 Month USD LIBOR + 1.50%), 06/15/33 (a)	861	809
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 3.92%, (1 Month USD LIBOR + 2.60%), 06/15/33 (a)	2,913	2,626
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,409	1,875
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	814	813
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	1,632	1,612
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	972
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,708
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,240
Affirm Asset Securitization Trust 2022-A
Series 2022-A-A, 4.30%, 11/15/24	6,250	6,174
AIG CLO 2021-2, LLC
Series 2021-A-2A, 2.23%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	2,500	2,417
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	2,567	2,491
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,720	1,679
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,765
Allegro CLO VII Ltd
Series 2018-A-1A, 2.14%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,937
Allegro CLO X Ltd
Series 2019-AR-1A, 2.21%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,403
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	851	582
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	693	504
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,146	998
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,631	2,698
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,142	3,994
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 2.52%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,352
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 2.63%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,307
AMSR Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	9,857
Anchorage Capital CLO 19 Ltd
Series 2021-A-19A, 2.25%, (3 Month USD LIBOR + 1.21%), 10/16/34 (a)	7,000	6,775
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 2.74%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,937
Anchorage Capital CLO 9, Ltd.
Series 2016-AR2-9A, 2.18%, (3 Month USD LIBOR + 1.14%), 07/15/32 (a)	7,500	7,291
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	809	767
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, 1.98%, 10/25/66	4,203	3,679
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	1,294	1,241
Apidos CLO XXXV
Series 2021-A-35A, 2.11%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	1,929
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,337	984
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.08%, 05/15/53 (a)	24,528	1,410
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.23%, 06/15/54 (a)	51,278	3,892
AREIT Trust
Series 2019-D-CRE3, 3.54%, (SOFR 30-Day Average + 2.76%), 07/14/22 (a) (b)	4,369	4,160
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 2.54%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,635
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	1,509	1,486
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,374	1,313
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 2.27%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	1,521	1,503
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.13%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	961
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 2.86%, (3 Month USD LIBOR + 1.65%), 07/28/31 (a) (c)	2,000	1,883
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 3.62%, (1 Month USD LIBOR + 2.30%), 06/15/35 (a)	1,232	1,152
Series 2018-E-ATRM, REMIC, 4.72%, (1 Month USD LIBOR + 3.40%), 06/15/35 (a)	2,913	2,651
Series 2017-E-ATRM, REMIC, 4.37%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,445	1,301
Bain Capital Credit CLO 2019-1
Series 2019-AR-1A, 2.17%, (3 Month USD LIBOR + 1.13%), 04/19/34 (a)	5,000	4,830
Bain Capital Credit CLO 2022-3 Ltd
Series 2022-B-3A, 3.11%, (SOFR 90-Day Average + 2.00%), 07/17/35 (a)	10,500	10,110
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	368	340
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 2.97%, (SOFR 30-Day Average + 2.20%), 01/19/37 (a)	3,000	2,941
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 2.77%, 05/20/36 (a)	2,063	1,814
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.49%, 05/17/50 (a)	14,181	680
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.16%, 06/17/64 (a)	59,485	3,890
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 1.02%, 09/17/64 (a)	80,283	4,285
Battalion CLO XI Ltd.
Series 2017-AR-11A, 2.33%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	10,000	9,659
Battalion Clo XV Ltd
Series 2020-A1-15A, 2.39%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,883
Battalion CLO XX Ltd.
Series 2021-A-20A, 2.22%, (3 Month USD LIBOR + 1.18%), 07/17/34 (a)	1,500	1,451
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	546	546
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 4.56%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XA-C1, REMIC, 1.60%, 02/17/50 (a)	20,745	1,142
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.15%, 07/17/54 (a)	26,096	1,932
Interest Only, Series 2021-XD-C10, REMIC, 1.82%, 07/17/54 (a)	16,250	2,004
BBCMS Trust
Series 2019-E-BWAY, REMIC, 4.17%, (1 Month USD LIBOR + 2.85%), 11/15/34 (a)	2,715	2,577
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	3,042	2,281
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 3.31%, 02/25/47 (a)	7,594	6,478
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.63%, 01/16/54 (a)	30,610	2,988
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XB-B27, REMIC, 1.06%, 07/17/54 (a)	38,050	2,710
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 2.23%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	4,828
BF 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 3.38%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,582
BFLD Trust
Series 2019-F-DPLO, REMIC, 3.86%, (1 Month USD LIBOR + 2.54%), 10/16/34 (a)	2,751	2,619
BlueMountain CLO Ltd
Series 2021-A1-31A, 2.19%, (3 Month USD LIBOR + 1.15%), 04/19/34 (a)	4,000	3,868
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	4,295	4,129
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	6,177	5,881
Bridge Street CLO Ltd
Series 2021-A1A-1A, REMIC, 2.29%, (3 Month USD LIBOR + 1.23%), 07/20/34 (a)	3,500	3,371
BRSP 2021-FL1, Ltd.
Series 2021-AS-FL1, 2.53%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,594
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 3.37%, (1 Month USD LIBOR + 2.05%), 12/15/38 (a)	2,000	1,875
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 2.28%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a)	5,261	5,076
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,332	1,198
BX Commercial Mortgage Trust 2019-IMC
Series 2019-F-IMC, REMIC, 4.22%, (1 Month USD LIBOR + 2.90%), 04/17/34 (a)	4,606	4,446
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-E-SOAR, REMIC, 3.12%, (1 Month USD LIBOR + 1.80%), 06/15/23 (a)	4,962	4,677
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 3.32%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	4,422	4,131
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 3.22%, (1 Month USD LIBOR + 1.90%), 08/15/36 (a)	3,765	3,616
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 3.57%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,686
Series 2021-D-VIEW, REMIC, 4.22%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	706
Series 2021-E-VIEW, REMIC, 4.92%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,300	2,180
BX Trust 2021-RISE
Series 2021-D-RISE, 3.07%, (1 Month USD LIBOR + 1.75%), 11/17/36 (a)	5,423	5,024
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 2.71%, (1 Month USD LIBOR + 1.39%), 09/15/23 (a)	3,500	3,281
CAL Funding IV Ltd
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,554	2,323
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 4.17%, (1 Month USD LIBOR + 2.85%), 10/15/35 (a)	1,752	1,686
Carbone Clo Ltd
Series 2017-A1-1A, 2.20%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	2,936
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 2.20%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	4,500	4,334
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 1.78%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,342	2,285
Carval CLO IV Ltd
Series 2021-A1A-1A, 2.24%, (3 Month USD LIBOR + 1.18%), 07/20/34 (a)	5,000	4,838
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,227
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,159	1,955
Cathedral Lake CLO Ltd
Series 2021-A1-8A, 2.28%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	5,000	4,814
CBAM 2017-1 Ltd
Series 2017-B-1A, 2.86%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	971
CBAM 2017-2 Ltd
Series 2017-AR-2A, 2.23%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	4,826
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 2.18%, (3 Month USD LIBOR + 1.12%), 04/20/32 (a)	4,000	3,903
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.41%, 11/15/27 (a)	350	320
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.39%, 05/12/50 (a)	17,214	785
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.01%, 04/10/26 (a)	2,332	2,228
Interest Only, Series 2016-XA-C3, REMIC, 1.14%, 01/10/48 (a)	4,705	135
Interest Only, Series 2017-XA-C8, REMIC, 1.65%, 06/17/50 (a)	12,901	709
Interest Only, Series 2016-XA-C4, REMIC, 1.79%, 05/10/58 (a)	14,472	679
CFIP CLO Ltd
Series 2014-AR-1A, 2.34%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	4,635	4,597
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 2.99%, (SOFR 30-Day Average + 2.21%), 02/16/38 (a) (b)	2,500	2,394
CHL Mortgage Pass-Through Trust 2007-10
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,896	1,658
CIFC Funding 2019-VI Ltd
Series 2019-A1-6A, 2.37%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,390
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	1,520	1,426
Series 2018-E-TBR, REMIC, 4.12%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,558
Series 2018-F-TBR, REMIC, 4.97%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	4,317
Interest Only, Series 2014-XA-GC19, REMIC, 1.28%, 03/12/47 (a)	24,421	339
Interest Only, Series 2014-XA-GC21, REMIC, 1.31%, 05/10/47 (a)	22,072	366
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (a)	3,886	131
Interest Only, Series 2016-XA-GC37, REMIC, 1.84%, 04/12/49 (a)	3,560	174
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (a)	6,242	289
Interest Only, Series 2016-XA-P5, REMIC, 1.53%, 10/13/49 (a)	9,175	420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XA-P7, REMIC, 1.28%, 04/15/50 (a)	11,704	454
Citigroup Mortgage Loan Trust
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	6,202	6,200
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 1.31%, (1 Month USD LIBOR + 0.20%), 04/26/38 (a) (b)	14,404	13,149
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	705	633
CLNC Ltd
Series 2019-D-FL1, 3.79%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,832
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	1,031	941
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	4,297	4,087
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 12/31/49 (b)	4,663	4,401
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,544	1,497
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.68%, 08/12/25 (a)	2,252	2,124
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.48%, 06/12/25 (a)	5,124	4,942
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.48%, 10/13/26 (a)	1,276	1,182
COMM Mortgage Trust
Series 2016-C-CR28, REMIC, 4.77%, 12/12/25 (a)	405	384
Series 2018-D-HCLV, REMIC, 3.50%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	185
Interest Only, Series 2013-XA-CR12, REMIC, 1.27%, 10/15/46 (a)	30,314	318
Interest Only, Series 2014-XA-UBS3, REMIC, 1.22%, 06/12/47 (a)	30,085	455
Interest Only, Series 2015-XA-LC21, REMIC, 0.81%, 07/10/48 (a)	17,349	278
Interest Only, Series 2015-XA-CR25, REMIC, 0.97%, 08/12/48 (a)	19,664	414
Interest Only, Series 2015-XA-CR26, REMIC, 1.06%, 10/10/48 (a)	4,552	107
Interest Only, Series 2015-XA-CR27, REMIC, 1.06%, 10/13/48 (a)	10,247	248
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	487	471
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 2.28%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	6,000	5,761
Series 2021-B-1A, 2.94%, (3 Month USD LIBOR + 1.88%), 01/22/35 (a)	3,400	3,197
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	1,038	1,018
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.79%, 01/15/49 (a)	64	64
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	504	391
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	838	829
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	478
Crown City CLO
Series 2021-A1A-1A, 2.23%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	2,881
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	309	294
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.70%, 08/15/25 (a)	4,356	3,905
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.42%, 02/25/60 (a)	3,874	3,724
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	5,540	5,367
CSMC Trust
Series 2019-A1-RP10, REMIC, 2.94%, 12/25/59 (a)	9,388	9,295
CVP CLO Ltd
Series 2017-A-2A, 2.25%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	9,823
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 2.02%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,715	1,517
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 3.32%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,105	2,990
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.48%, 03/12/26 (a)	801	687
Interest Only, Series 2016-XA-C1, REMIC, 1.53%, 05/12/49 (a)	11,609	467
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (a)	585	527
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a)	3,430	3,146
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	973	846
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,646	2,636
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.16%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,837
Elmwood CLO II Ltd
Series 2019-AR-2A, 2.21%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	4,845
Elmwood CLO IV Ltd
Series 2020-A-1A, 2.28%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,434
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,414
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,155
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 2.32%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,125	1,086
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	937	934
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	3,670	3,282
Freed ABS Trust 2019-1
Series 2019-C-1, 5.39%, 06/18/26	659	659
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 6.62%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	495
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 5.47%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	395	391
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 4.67%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	253
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 4.88%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	495
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 3.32%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	2,411	2,388
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 3.42%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	1,863	1,847
FS Rialto 2022-FL5 Issuer LLC
Series 2022-A-FL5, 3.20%, (1 Month Term SOFR + 2.30%), 06/17/37 (a)	4,125	4,062

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 2.24%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	7,692
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,874	3,362
Generate CLO 6 Ltd
Series A1R-6A, 2.34%, (3 Month USD LIBOR + 1.20%), 01/22/35 (a)	5,000	4,827
Generate CLO IX Ltd
Series A-9A, REMIC, 2.26%, (3 Month USD LIBOR + 1.20%), 10/20/34 (a)	7,500	7,191
Gilbert Park CLO Ltd
Series 2017-A-1A, 2.23%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	2,957
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,609	1,471
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	94	94
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 4.46%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (b)	4,283	3,903
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 3.72%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,646
Greystone CRE Notes 2019-FL2 Ltd
Series 2019-C-FL2, 3.32%, (1 Month USD LIBOR + 2.00%), 10/15/24 (a)	3,000	2,896
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 3.32%, (1 Month USD LIBOR + 2.00%), 07/15/39 (a)	1,300	1,200
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 2.24%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	4,000	3,919
GS Mortgage Securities Corp II
Series 2021-E-ARDN, REMIC, 4.67%, (1 Month USD LIBOR + 3.35%), 11/15/23 (a)	5,290	5,059
GS Mortgage Securities Corp Trust
Series 2018-G-RIVR, REMIC, 3.92%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,581
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.92%, (1 Month USD LIBOR + 2.60%), 08/16/32 (a) (b)	4,000	3,710
Interest Only, Series 2014-XA-GC24, REMIC, 0.84%, 09/10/47 (a)	8,428	107
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/10/48 (a)	5,370	119
Interest Only, Series 2017-XA-GS6, REMIC, 1.16%, 05/12/50 (a)	22,510	918
Interest Only, Series 2017-XA-GS8, REMIC, 1.11%, 11/11/50 (a)	32,115	1,268
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.84%, 12/12/53 (a)	28,747	2,995
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	516	512
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 2.36%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	9,748
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 2.24%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	10,000	9,735
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.94%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	90	90
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 2.41%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,431
Halseypoint CLO 5, Ltd.
Series 2021-A1A-5A, 1.37%, (3 Month USD LIBOR + 1.21%), 01/30/35 (a)	5,000	4,834
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 1.94%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	6,619	5,728
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 2.39%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	3,923
Highbridge Loan Management Ltd
Series 3A-CR-2014, 4.64%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,690
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,407	2,222
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,335	6,399
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	419	417
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,096	572
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,131
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (a)	1,205	1,145
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (a)	1,406	1,309
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (a)	1,476	1,315
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (a)	1,612	1,421
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,451
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.77%, 07/10/23 (a)	3,103	3,001
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,066
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 3.48%, (1 Month USD LIBOR + 2.16%), 07/15/36 (a)	2,438	2,285
Series 2019-F-MFP, REMIC, 4.32%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	2,160	1,996
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,656
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 2.42%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	3,879
Jamestown CLO Ltd
Series 2018-A1-6RA, 2.33%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	985
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,838	1,819
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	2,274	2,064
Series 2015-C-C32, REMIC, 4.81%, 10/15/25 (a)	366	277
Series 2015-C-C33, REMIC, 4.76%, 11/15/25 (a)	359	339
Interest Only, Series 2015-XA-C32, REMIC, 1.29%, 11/18/48 (a)	8,886	194
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.05%, 01/15/49 (a)	3,231	83
Interest Only, Series 2016-XA-JP4, REMIC, 0.72%, 12/17/49 (a)	15,495	313
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.70%, 06/17/49 (a)	27,588	1,094
Kayne CLO 7 Ltd
Series 2020-A1-7A, 2.24%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	4,862
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,590	1,439
Kingsland VIII Ltd
Series 2018-A-8A, 2.18%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,914

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 5.07%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	525	506
KREF 2022-FL3 Ltd
Series 2022-A-FL3, 1.51%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	5,251	5,070
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 3.12%, (1 Month USD LIBOR + 1.80%), 11/17/36 (a) (b)	2,250	2,147
Series 2021-B-FL3, REMIC, 3.52%, (1 Month USD LIBOR + 2.20%), 11/17/36 (a) (b)	2,250	2,134
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,612
LCM XVII Limited Partnership
Series A2RR-17A, 2.19%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,874
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (a) (b)	7,220	7,131
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (b)	3,123	3,063
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,370	4,019
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	5,200	4,922
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	2,880	2,867
Lendingpoint 2021-A Asset Securitization Trust
Series 2021-A-A, 1.00%, 12/15/28	1,166	1,158
Series 2021-B-A, 1.46%, 12/15/28	5,000	4,865
LHome Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,431
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	2,040	1,843
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	2,186	1,969
Logan CLO III Ltd
Series 2022-B-1A, 3.03%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	4,738
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	10,072	4,329
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.92%, 03/12/49 (a)	9,645	278
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/27 (b)	2,233	1,974
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 2.88%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	959
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 2.30%, (3 Month USD LIBOR + 1.12%), 04/26/32 (a)	4,000	3,914
Marathon CLO V Ltd.
Series 2013-A1R-5A, 2.37%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	398	396
Marble Point CLO XI Ltd
Series 2017-A-2A, 2.24%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	1,961
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 2.34%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	7,800
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 2.38%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,235
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,391
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,430
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 1.78%, (1 Month USD LIBOR + 0.16%), 05/25/37 (a) (b)	6,975	4,564
MF1 2021-FL6 Ltd.
Series 2021-C-FL6, 3.37%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,475
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 2.06%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,366
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 1.75%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,221	2,127
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.64%, 07/17/24 (a)	1,240	1,195
Interest Only, Series 2014-XA-C15, REMIC, 1.07%, 04/17/47 (a)	11,231	110
Interest Only, Series 2016-XA-C28, REMIC, 1.32%, 01/15/49 (a)	3,549	107
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-B-C17, REMIC, 4.46%, 07/17/24 (a)	383	375
Morgan Stanley Capital I Inc
Series 2021-D-ILP, REMIC, 2.90%, (1 Month USD LIBOR + 1.58%), 11/30/31 (a)	5,404	5,146
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	4,074
Interest Only, Series 2015-XA-UBS8, REMIC, 1.01%, 12/15/48 (a)	4,439	105
Interest Only, Series 2017-XA-H1, REMIC, 1.50%, 06/17/50 (a)	23,321	1,011
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	394	371
Series 2020-B-1A, 3.10%, 11/22/32	3,710	3,504
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,411	1,302
MP CLO VIII Ltd
Series 2015-ARR-2A, 2.44%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	2,868
Nassau Ltd
Series 2018-A-IA, 2.19%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,860
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 3.52%, (1 Month USD LIBOR + 2.20%), 06/15/35 (a)	3,129	2,892
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,926
New Mountain CLO 2 Ltd
Series CLO-A-2A, 2.23%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	3,873
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	6,953
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 3.22%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,173
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	9,897	9,525
Oaktown Re III Ltd
Series 2019-M1A-1A, 3.02%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	450	424
Ocean Trails CLO V
Series 2014-ARR-5A, 2.30%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,806
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.19%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,798
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 1.55%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	4,838
ONE 2021-PARK Mortgage Trust
Series 2021-D-PARK, REMIC, 2.82%, (1 Month USD LIBOR + 1.50%), 03/15/23 (a)	1,000	954

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2021-E-PARK, REMIC, 3.07%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	1,903
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 3.52%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,770
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	2,571	2,551
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	1,132	1,112
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	3,199	3,095
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	9,999	9,192
Series 2021-C-5, 3.93%, 08/15/29	10,999	9,934
PAGAYA AI DEBT SELECTION TRUST 2021-HG1
Series 2021-B-HG1, 1.82%, 01/16/29	2,334	2,264
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,500	4,107
Palmer Square CLO Ltd
Series 2021-A-2A, 2.19%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	4,832
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 2.70%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,415
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	998	896
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	4,303	4,010
PRET 2022-NPL2 LLC
Series 2022-A1-NPL2, 5.24%, 04/25/25 (b)	4,648	4,557
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	3,691	3,486
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	4,005	3,790
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	18,346	17,165
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	2,059	1,925
Series 2021-A1-RN1, REMIC, 1.99%, 06/25/24 (b)	5,691	5,333
Prosper Marketplace Issuance Trust, Series 2019-2
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	649	649
PRPM 2021-4, LLC
Series 2021-A1-4, 1.87%, 04/25/24 (b)	4,287	4,018
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	2,973	2,812
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	5,913	5,563
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	3,870	3,729
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,500	1,308
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 2.22%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,258	961
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 1.51%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	662	595
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-AS-FL7, 3.12%, (1 Month USD LIBOR + 1.50%), 11/25/36 (a)	2,875	2,697
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	750	623
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 07/25/23 (a)	12,000	11,821
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	447	383
Sand Trust 2001-1
Series 2021-A1-1A, 2.26%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	4,000	3,846
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	1,928
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,695	4,161
Securitized Asset Backed Receivables LLC Trust 200
Series 2006-A2C-WM4, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	17,067	5,215
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 1.84%, (1 Month USD LIBOR + 0.22%), 12/25/36 (a) (b)	5,332	1,402
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	1,572	1,499
SMR 2022-IND Mortgage Trust
Series 2022-A-IND, REMIC, 2.43%, (SOFR 30-Day Average + 1.65%), 02/15/24 (a)	5,075	4,896
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	7,357	7,430
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	4,360	4,094
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	3,043	2,863
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	153	153
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,887	3,948
Sound Point CLO XXIII
Series 2019-AR-2A, 2.21%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	9,605
Sound Point CLO XXVI Ltd
Series 2020-AR-1A, 2.23%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,218
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.19%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,468
Series 2018-A1A-21, 2.39%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	2,932
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-D-MFP, REMIC, 2.45%, (1 Month USD LIBOR + 1.58%), 11/15/23 (a)	2,250	2,104
Series 2021-E-MFP, REMIC, 2.90%, (1 Month USD LIBOR + 2.03%), 11/15/23 (a)	2,250	2,087
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	642	586
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	9,247	8,347
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 2.84%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	4,701
Steele Creek CLO Ltd
Series 2017-A-1A, 2.29%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	982
Series 2014-A-1RA, 2.17%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,508
Series 2016-AR-1A, 2.95%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,438
Series 2018-A-2A, 2.66%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,952
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.04%, 12/25/35 (a)	753	665
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	4,174	3,893
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,912	1,267
STWD, Ltd.
Series 2019-D-FL1, 3.87%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,422
Symphony CLO XV Ltd
Series 2014-AR3-15A, 2.12%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	9,737
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,990	1,713
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,496
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,837

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 2.18%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,166
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,561	3,078
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	7,996	7,939
TRESTLES CLO 2017-1 Ltd
Series 2021-A-4A, 2.27%, (3 Month USD LIBOR + 1.17%), 07/21/34 (a)	5,000	4,838
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 2.25%, (3 Month USD LIBOR + 1.21%), 01/18/35 (a)	6,500	6,230
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 2.42%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	3,420	3,326
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	2,250	2,200
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.57%, 10/15/27 (a)	3,500	3,143
Series 2018-C-C8, REMIC, 4.83%, 02/17/28 (a)	1,858	1,738
Interest Only, Series 2017-XB-C1, REMIC, 1.11%, 06/17/50 (a)	25,883	1,036
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 02/10/23 (a)	4,089	4,040
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	1,139	1,132
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	2,330	2,285
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27	1,019	983
Upstart Pass-Through Trust Series 2021-ST8
Series 2021-A-ST8, 1.75%, 10/20/29	7,375	7,070
Upstart Securitization Trust
Series 2020-B-1, 3.09%, 04/22/30	888	885
Series 2021-B-3, 1.66%, 07/20/31	1,000	950
Upstart Securitization Trust 2017-2
Series 2021-A-3, 0.83%, 07/20/31	1,167	1,136
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	500	482
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	1,914
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,397
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,169	2,150
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	4,395	4,062
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	4,345	4,136
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	4,384	4,060
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	923	903
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	4,147	4,041
Venture XIV CLO Ltd
Series 2013-BRR-14A, 3.15%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,676
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,417
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	1,579	1,522
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	404	404
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,722	1,559
Vibrant CLO Ltd
Series 2018-A1-10A, 2.26%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,920
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 2.92%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,154
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,607	2,457
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	12,178	11,529
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	4,173	4,001
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	7,228	6,841
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	640	612
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 2.20%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	6,936	2,874
Washington Mutual Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 2.13%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,370
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	8,090	3,658
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,220	3,410
Wellfleet CLO 2020-2 Ltd
Series 2020-AR-2A, 2.26%, (3 Month USD LIBOR + 1.22%), 07/17/34 (a)	5,000	4,844
Wellfleet CLO 2021-2 Ltd
Series 2021-A1-2A, 2.24%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	4,845
Wellfleet CLO Ltd
Series 2018-A1-2A, 2.26%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,402
Series 2020-A1A-1, 2.35%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,872
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 2.23%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	9,686
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,851
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	407	330
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (a)	375	334
Series 2015-C-NXS4, REMIC, 4.84%, 11/18/25 (a)	310	297
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	357
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	320
Interest Only, Series 2015-XA-P2, REMIC, 1.09%, 12/15/48 (a)	3,354	88
Interest Only, Series 2017-XA-C38, REMIC, 1.14%, 07/15/50 (a)	23,450	888
Series 2015-C-LC22, REMIC, 4.71%, 09/15/58 (a)	302	282
Interest Only, Series 2016-XA-C33, REMIC, 1.77%, 03/17/59 (a)	2,018	94
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	719	673
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.12%, 01/18/52 (a)	14,261	672
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.00%, 07/17/53 (a)	18,455	2,058
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 12/15/39	5,250	5,031
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	237	210
Series 2007-A1-AR4, REMIC, 2.90%, 08/25/37 (a)	150	136
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.94%, 12/17/46 (a)	35,325	311

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-C19, REMIC, 1.14%, 03/15/47 (a)	35,617	385
Interest Only, Series 2014-XA-C21, REMIC, 1.17%, 08/15/47 (a)	2,290	36
Whitebox CLO III Ltd
Series 2021-A1-3A, 2.26%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	15,000	14,541
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,609	2,286
XXIX Venture Limited
Series 2017-AR-29A, 2.40%, (3 Month USD LIBOR + 0.99%), 09/09/30 (a)	4,000	3,921
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,302,555)		1,232,149
GOVERNMENT AND AGENCY OBLIGATIONS 25.2%
U.S. Treasury Note 20.7%
Treasury, United States Department of
0.13%, 04/30/23 (d)	68,400	66,850
0.75%, 12/31/23	33,500	32,401
1.50%, 02/29/24 (d)	48,100	46,965
2.50%, 04/30/24 - 05/31/24 (d)	158,300	156,901
2.63%, 04/15/25 (d)	78,600	77,753
2.75%, 05/15/25 (d)	29,300	29,076
		409,946
Mortgage-Backed Securities 1.6%
Federal Home Loan Mortgage Corporation
2.00%, 03/01/36	8,850	8,305
Federal National Mortgage Association, Inc.
2.08%, 11/25/31	14,900	14,084
2.00%, 11/01/40	7,403	6,650
1.88%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	751	764
2.41%, (1 Year USD LIBOR + 1.67%), 05/01/44 (a)	1,114	1,130
		30,933
Sovereign 1.3%
Abu Dhabi, Government of
2.50%, 04/16/25 (c)	600	582
Chile Government International Bond
3.13%, 01/21/26	700	674
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,015
Government of the Republic of Panama
4.00%, 09/22/24	1,100	1,096
3.75%, 03/16/25	2,550	2,515
Korea Development Bank
1.25%, 06/03/25 (e)	2,100	1,966
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (e)	1,500	1,425
1.50%, 06/09/26 (c)	400	360
1.50%, 06/09/26 (e)	200	180
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	2,800	2,640
Presidencia de la República de Colombia
4.50%, 01/28/26	3,100	2,892
Saudi Arabia, Kingdom of
3.25%, 10/26/26 (e)	2,600	2,540
South Africa Government International Bond
4.88%, 04/14/26	700	665
South Africa, Parliament of
4.67%, 01/17/24	1,600	1,592
The Korea Development Bank
1.00%, 09/09/26	1,400	1,261
The State of Qatar
3.25%, 06/02/26 (e)	3,150	3,114
		26,517
Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	229	228
Series AN-4030, REMIC, 1.75%, 04/15/27	1,380	1,361
Series CD-4484, REMIC, 1.75%, 07/15/30	1,265	1,213
Series NH-5105, REMIC, 2.00%, 02/25/37	4,080	3,821
Series HA-4582, REMIC, 3.00%, 09/15/45	1,157	1,120
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	4,601	4,149
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	947	914
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	5,061	4,865
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	271	270
		17,941
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.45%, 03/25/23 (a)	8,937	42
Series K-AS-F113, REMIC, 0.52%, (SOFR 30-Day Average + 0.23%), 05/25/28 (a)	1,348	1,333
Federal National Mortgage Association, Inc.
Series 2022-A1-M11, REMIC, 3.05%, 10/25/27 (a)	4,675	4,638
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	7,557	6,800
Series 2022-A1-M5, REMIC, 2.47%, 01/25/34 (a)	1,072	1,011
		13,824
Total Government And Agency Obligations (cost $509,171)		499,161
CORPORATE BONDS AND NOTES 16.5%
Financials 6.3%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,705	2,505
American Express Company
2.20%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	1,075	1,073
3.38%, 05/03/24	205	204
2.04%, (SOFR + 0.93%), 03/04/25 (a)	1,075	1,064
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	1,015	1,010
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (e)	900	858
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (e)	400	347
2.75%, 12/10/25 (c)	550	478
Banco de Credito del Peru
3.13%, 07/01/30 (e)	1,150	1,053
3.25%, 09/30/31 (e)	200	175
3.25%, 09/30/31 (c)	1,650	1,448
Banco Del Estado De Chile
2.70%, 01/09/25 (e)	800	758
Banco do Brasil S.A
3.25%, 09/30/26 (c)	1,000	906
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (e)	550	548
4.00%, 07/08/30 (e)	1,300	1,196
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (e)	500	456
2.38%, 09/14/25 (c)	300	274
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (e) (f)	800	798
Banco Santander-Chile
2.70%, 01/10/25 (e)	500	477
Bancolombia SA
4.88%, 10/18/27	1,400	1,309
4.63%, 12/18/29	2,200	1,918
Bank of America Corporation
2.40%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	3,541	3,524
1.50%, (SOFR + 0.69%), 04/22/25 (a)	1,525	1,487
1.97%, (SOFR + 1.10%), 04/25/25 (a)	1,445	1,433
Bank of Montreal
1.50%, 01/10/25 (g)	2,435	2,296
Barclays PLC
1.01%, 12/10/24	2,445	2,321
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
1.88%, 09/18/25 (e)	400	362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
BBVA Bancomer, S.A.
6.75%, 09/30/22 (e)	500	503
5.35%, 11/12/29 (e)	200	192
BNP Paribas
4.71%, 01/10/25 (c)	2,240	2,239
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,605	1,538
BPCE
2.38%, 01/14/25 (c)	2,430	2,304
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	1,125	1,090
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (g)	1,365	1,320
Capital One Financial Corporation
3.20%, 01/30/23	245	245
3.90%, 01/29/24	2,070	2,068
Citigroup Inc.
2.60%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,825	1,823
1.28%, 11/03/25	835	776
Commonwealth Bank of Australia
1.12%, (SOFR + 0.40%), 07/07/25 (a) (c)	2,700	2,649
Continental Senior Trust
5.00%, 08/26/22 (e)	1,000	1,002
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	1,000	960
DBS Group Holdings Ltd
1.17%, 11/22/24 (c)	800	758
4.52%, 12/11/28 (e)	200	201
1.82%, 03/10/31 (e)	2,900	2,637
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (c)	1,180	1,178
Gruposura Finance
5.50%, 04/29/26 (e)	800	749
HSBC Holdings PLC
1.16%, 11/22/24 (g)	2,375	2,270
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (h)	193	169
Itau Unibanco Holding S.A.
4.50%, 11/21/29 (e)	1,100	1,036
3.88%, 04/15/31 (e)	2,750	2,420
JPMorgan Chase & Co.
0.56%, 02/16/25	1,295	1,221
3.90%, 07/15/25	2,290	2,299
2.14%, (SOFR + 1.32%), 04/26/26 (a)	3,270	3,222
Lloyds Banking Group PLC
0.70%, 05/11/24	2,500	2,428
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,385	1,382
Macquarie Group Limited
4.15%, 03/27/24 (c)	925	925
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (e)	1,600	1,571
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	2,265	2,270
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	2,200	1,968
Mitsubishi UFJ Financial Group Inc
2.07%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	2,930	2,933
Mizuho Financial Group, Inc.
1.95%, (SOFR + 0.96%), 05/22/26 (a)	2,330	2,269
Morgan Stanley
0.53%, 01/25/24	2,185	2,145
0.73%, 04/05/24	2,375	2,317
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,106
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (e)	850	854
1.83%, 09/10/30 (c) (g)	800	736
1.83%, 09/10/30 (e) (g)	2,200	2,024
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (h)	374	303
Petrobras Global Finance B.V.
6.25%, 03/17/24	100	102
Royal Bank of Canada
1.32%, (SOFR + 0.53%), 01/20/26 (a)	2,975	2,887
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	600	594
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,040	1,029
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	2,210	2,139
Synchrony Financial
4.38%, 03/19/24	780	774
4.25%, 08/15/24	1,850	1,825
Temasek Financial (I) Limited
2.38%, 01/23/23 (e)	250	249
The Bank of Nova Scotia
0.55%, 09/15/23 (g)	2,035	1,959
The Charles Schwab Corporation
2.15%, (SOFR + 1.05%), 03/03/27 (a)	2,610	2,568
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,335	2,294
The Royal Bank of Scotland Group Public Limited Company
3.75%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (g)	2,595	2,596
The Toronto-Dominion Bank
0.70%, 09/10/24 (g)	2,480	2,323
Truist Financial Corporation
1.58%, (SOFR + 0.40%), 06/09/25 (a)	1,080	1,047
UBS Group AG
1.01%, 07/30/24 (c) (g)	2,370	2,297
United Overseas Bank Limited
3.75%, 04/15/29 (e) (g)	700	693
1.75%, 03/16/31 (e)	3,300	2,985
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c) (g)	240	241
Wells Fargo & Company
1.65%, 06/02/24	2,360	2,305
2.13%, (SOFR + 1.32%), 04/25/26 (a)	1,855	1,829
		125,114
Energy 2.0%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (e)	750	671
Ecopetrol S.A.
5.88%, 09/18/23	2,100	2,105
4.13%, 01/16/25	1,470	1,365
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	1,170	986
Enbridge Inc.
0.55%, 10/04/23	1,150	1,107
2.50%, 02/14/25	1,345	1,293
Energy Transfer LP
5.88%, 01/15/24	1,890	1,926
4.50%, 04/15/24	420	420
Exxon Mobil Corporation
1.57%, 04/15/23	2,340	2,315
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (e)	3,390	3,153
Hunt Oil USA, Inc.
6.38%, 06/01/28 (e)	1,466	1,350
Kinder Morgan, Inc.
4.30%, 06/01/25	1,300	1,295
ONGC Videsh Limited
4.63%, 07/15/24 (e)	300	301
Petronas Capital Ltd.
3.50%, 03/18/25 (e)	3,600	3,572
Phillips 66
3.85%, 04/09/25	725	721
1.30%, 02/15/26	620	557
Pioneer Natural Resources Company
0.55%, 05/15/23	1,090	1,062
1.13%, 01/15/26	95	85
PT Pertamina (Persero)
4.30%, 05/20/23 (e)	900	905
1.40%, 02/09/26 (e)	2,500	2,206
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Qatarenergy
1.38%, 09/12/26 (e)	2,650	2,385
1.38%, 09/12/26 (c)	500	451
Reliance Industries Ltd.
4.13%, 01/28/25 (e)	1,950	1,949
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	1,400	1,275
1.60%, 06/17/26 (c)	500	456
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	2,570	2,561
The Williams Companies, Inc.
4.55%, 06/24/24	1,455	1,468
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	1,300	1,221
Williams Partners L.P.
4.30%, 03/04/24	1,100	1,105
		40,266
Utilities 1.7%
Atmos Energy Corporation
0.63%, 03/09/23	955	939
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (h)	2,400	1,764
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	487	404
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	800	277
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,800	2,775
Entergy Corporation
0.90%, 09/15/25	2,585	2,329
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	1,849	1,712
GNL Quintero S.A
4.63%, 07/31/29 (e)	1,412	1,355
Inkia Energy Limited
5.88%, 11/09/27 (e)	1,700	1,534
Kallpa Generacion S.A.
4.88%, 05/24/26 (e)	800	766
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (e)	800	754
1.75%, 05/06/25 (c)	1,200	1,130
Korea Electric Power Corp
1.13%, 06/15/25 (e)	1,500	1,390
1.13%, 06/15/25 (c)	1,000	927
0.75%, 01/27/26 (c)	2,350	2,117
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c)	900	818
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,500	1,282
6.50%, 01/24/27 (c)	400	342
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	695	698
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (e)	1,319	1,166
Pacific Gas And Electric Company
3.25%, 02/16/24	1,630	1,587
4.95%, 06/08/25	925	907
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,645	1,580
Southern California Edison Company
1.51%, (SOFR + 0.83%), 04/01/24 (a)	2,630	2,586
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (e)	2,850	2,735
		33,874
Health Care 1.4%
AbbVie Inc.
2.30%, 11/21/22	1,650	1,649
2.60%, 11/21/24	780	755
Amgen Inc.
3.63%, 05/22/24	1,345	1,342
3.13%, 05/01/25	1,005	984
Anthem, Inc.
3.30%, 01/15/23	550	551
3.50%, 08/15/24	3,035	3,026
AstraZeneca PLC
3.50%, 08/17/23	2,495	2,502
Cardinal Health, Inc.
3.08%, 06/15/24	2,915	2,868
3.50%, 11/15/24	760	750
Cigna Corporation
0.61%, 03/15/24	875	831
HCA Inc.
5.00%, 03/15/24	2,510	2,524
Mylan Inc
3.13%, 01/15/23 (c)	200	199
Royalty Pharma PLC
0.75%, 09/02/23	2,410	2,323
1.20%, 09/02/25	85	76
Thermo Fisher Scientific Inc.
0.80%, 10/18/23	2,465	2,391
UnitedHealth Group Incorporated
0.55%, 05/15/24	970	923
3.70%, 05/15/27	630	628
Viatris Inc.
1.65%, 06/22/25	710	644
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,500	2,358
		27,324
Consumer Discretionary 1.3%
American Honda Finance Corporation
0.75%, 08/09/24	1,110	1,044
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,650	1,552
Dollar General Corporation
4.15%, 11/01/25	1,275	1,274
Dollar Tree, Inc.
4.00%, 05/15/25	2,280	2,272
Expedia Group, Inc.
6.25%, 05/01/25 (c)	2,465	2,542
General Motors Financial Company, Inc.
5.25%, 03/01/26	2,510	2,513
Hyatt Hotels Corporation
1.30%, 10/01/23 (i)	2,070	2,003
Hyundai Capital America
2.85%, 11/01/22 (c)	1,420	1,418
1.00%, 09/17/24 (c)	1,040	966
Magallanes, Inc.
3.79%, 03/15/25 (c)	2,550	2,473
Marriott International, Inc.
3.60%, 04/15/24	2,365	2,353
McDonald's Corporation
3.35%, 04/01/23	590	592
3.38%, 05/26/25	115	114
1.45%, 09/01/25	1,730	1,610
Nissan Motor Acceptance Company LLC
1.13%, 09/16/24 (c)	705	649
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	2,235	2,142
		25,517
Industrials 1.0%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (e)	800	778
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,510	2,367
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,339
2.93%, 01/15/25	730	715
Parker-Hannifin Corporation
3.65%, 06/15/24	1,120	1,112
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	2,450	2,350
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (e)	800	770
Republic Services, Inc.
2.50%, 08/15/24	2,455	2,377
Southwest Airlines Co.
4.75%, 05/04/23	2,345	2,361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
The Boeing Company
4.51%, 05/01/23 (i)	2,350	2,361
Triton Container International Limited
0.80%, 08/01/23 (c)	2,505	2,405
		18,935
Communication Services 0.8%
Axiata SPV2 Berhad
4.36%, 03/24/26 (e)	1,035	1,045
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (f) (g) (j)	54	24
8.00%, 04/01/25 (c) (j)	163	110
KT Corp
1.00%, 09/01/25 (e)	3,400	3,118
2.50%, 07/18/26 (e)	200	189
Millicom International Cellular SA
6.63%, 10/15/26 (e)	270	259
5.13%, 01/15/28 (e)	675	577
Omnicom Group Inc.
3.65%, 11/01/24	1,760	1,746
Sable International Finance Limited
5.75%, 09/07/27 (e)	2,073	1,897
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (e)	654	646
2.38%, 10/03/26 (e)	1,500	1,423
Verizon Communications Inc.
2.51%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	2,345	2,338
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	1,450	1,068
VTR Finance N.V.
6.38%, 07/15/28 (e)	200	144
		14,584
Consumer Staples 0.7%
B. A. T. Capital Corporation
2.79%, 09/06/24	740	713
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,070	1,836
Campbell Soup Company
3.95%, 03/15/25	2,385	2,380
Camposol SA
6.00%, 02/03/27 (e)	350	294
Conagra Brands, Inc.
4.30%, 05/01/24	2,365	2,369
General Mills, Inc.
4.00%, 04/17/25	1,175	1,175
JDE Peet's N.V.
0.80%, 09/24/24 (c)	1,115	1,037
Keurig Dr Pepper Inc.
0.75%, 03/15/24	2,505	2,385
PepsiCo, Inc.
0.75%, 05/01/23	2,425	2,383
		14,572
Materials 0.6%
Avery Dennison Corporation
0.85%, 08/15/24	845	792
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	600	590
Freeport-McMoRan Inc.
5.00%, 09/01/27	800	794
4.13%, 03/01/28	1,100	1,021
Glencore Funding LLC
4.00%, 04/16/25 (c)	1,165	1,149
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	200	201
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,900	1,874
Martin Marietta Materials, Inc.
0.65%, 07/15/23	690	670
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	200	202
MOS Holdings Inc.
4.25%, 11/15/23	1,883	1,897
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	600	532
PT Freeport Indonesia
4.76%, 04/14/27 (c)	600	577
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (e)	800	795
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (e)	600	593
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	408
		12,095
Information Technology 0.4%
Dell International L.L.C.
5.45%, 06/15/23 (i)	343	347
4.00%, 07/15/24 (i)	765	763
5.85%, 07/15/25 (i)	1,215	1,254
Microchip Technology Incorporated
0.97%, 02/15/24	2,440	2,318
NVIDIA Corporation
0.58%, 06/14/24	2,515	2,392
Workday, Inc.
3.50%, 04/01/27	1,325	1,268
		8,342
Real Estate 0.3%
Equinix, Inc.
1.25%, 07/15/25	2,625	2,386
Simon Property Group, L.P.
2.00%, 09/13/24	1,910	1,828
Welltower Inc.
3.63%, 03/15/24	2,180	2,163
		6,377
Total Corporate Bonds And Notes (cost $345,228)		327,000
SENIOR FLOATING RATE INSTRUMENTS 10.0%
Health Care 1.8%
Agiliti Health, Inc
Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	257	246
Avantor Funding, Inc.
2021 Term Loan B4, 3.06%, (1 Month USD LIBOR + 2.00%), 11/21/24 (a)	45	45
2021 Term Loan B5, 3.31%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	3,877	3,719
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 3.62%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	1,305	1,283
Change Healthcare Holdings LLC
2017 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	405	393
Elanco Animal Health Incorporated
Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	6,855	6,461
Gainwell Acquisition Corp.
Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	405	382
Global Medical Response, Inc.
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	296	274
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,440	4,186
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 3.38%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	6,964	6,710
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	3,597	3,470
US Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	896	865
ICU Medical, Inc.
Term Loan B, 3.35%, (SOFR + 2.65%), 12/16/28 (a)	559	536
IQVIA Inc.
2017 USD Term Loan B2, 2.81%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	462	447
2018 USD Term Loan B3, 2.76%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	4,846	4,697

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 3.85%, (SOFR + 3.00%), 10/15/27 (a) (k)	72	68
MED ParentCo LP
1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	175	158
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a)	123	116
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 5.89%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	50	45
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.85%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	235	209
2018 1st Lien Term Loan B, 5.89%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	223	200
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	317
Select Medical Corporation
2017 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 02/13/24 (a)	507	485
Sound Inpatient Physicians
2018 1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	507	455
Team Health Holdings, Inc.
1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	209	185
Upstream Rehabilition, Inc.
2021 Term Loan, 5.40%, (SOFR + 4.25%), 11/20/26 (a)	166	151
Zelis Healthcare Corporation
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	239	225
		36,328
Consumer Discretionary 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	7,049	6,716
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	470	446
Aramark Services, Inc.
2018 Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	421
2019 Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	163
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	156	150
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	192	184
Carnival Corporation
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (a)	123	114
Clarios Global LP
2021 USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	440	410
Conservice Midco, LLC
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	192	181
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	190	185
Getty Images, Inc.
2019 USD Term Loan B, 6.13%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	297	286
GOBP Holdings, Inc.
2020 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	424	404
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.37%, (1 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	384
IRB Holding Corp
2020 Term Loan B, 3.76%, (6 Month USD LIBOR + 2.75%), 02/05/25 (a)	295	279
2022 Term Loan B, 4.24%, (SOFR + 3.15%), 12/15/27 (a)	232	217
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	337	301
KFC Holding Co.
2021 Term Loan B, 3.35%, (1 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,322	1,302
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	557
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	207
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 05/08/26 (a)	313	296
PCI Gaming Authority
Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	133	128
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 3.01%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,028
Six Flags Theme Parks, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	252
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	174
SMG US Midco 2, Inc.
2020 Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	390	364
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.26%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	4,668	4,431
Tamko Building Products, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	92	86
Term Loan B, 4.01%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	43	40
Term Loan B, 4.57%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	45	42
Travel Leaders Group, LLC
2018 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	226	201
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	430	399
Wand NewCo 3, Inc.
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	345	320
WMG Acquisition Corp.
2021 Term Loan G, 3.18%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	7,010	6,714
		29,382
Communication Services 1.3%
Altice France S.A.
2018 Term Loan B13, 5.41%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	486	443
Cable One, Inc.
2021 Term Loan B4, 3.06%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,891	1,815
Cablevision Lightpath LLC
Term Loan B, 4.57%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	158	148
CenturyLink, Inc.
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	464	426
Charter Communications Operating, LLC
2019 Term Loan B2, 2.81%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	5,033	4,787
Connect Finco Sarl
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	122	112
CSC Holdings, LLC
2017 Term Loan B1, 3.57%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	1,825	1,694

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2018 Incremental Term Loan, 3.57%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	771	715
2019 Term Loan B5, 3.82%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	346	321
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 4.43%, (SOFR + 3.25%), 08/24/26 (a)	112	26
E.W. Scripps Company (The)
2019 Term Loan B2, 3.62%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	489	467
2020 Term Loan B3, 3.81%, (1 Month USD LIBOR + 2.75%), 12/15/27 (a)	25	23
GoodRx, Inc.
1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	483	439
Gray Television, Inc.
2018 Term Loan C, 3.56%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	626
2021 Term Loan D, 4.06%, (1 Month USD LIBOR + 3.00%), 10/27/28 (a)	1,318	1,259
iHeartCommunications, Inc.
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	173
Level 3 Financing Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	7,073	6,537
NASCAR Holdings Inc.
Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	120	115
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 3.56%, (1 Month USD LIBOR + 2.50%), 06/13/26 (a)	3,313	3,258
PUG LLC
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	269	242
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (k) (l) (m)	30	—
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.51%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	330	299
Sinclair Television Group Inc.
Term Loan B2B, 3.56%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	295	268
Virgin Media Bristol LLC
USD Term Loan N, 3.82%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	649
Ziggo Financing Partnership
USD Term Loan I, 3.82%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	56
		24,898
Information Technology 1.1%
Access CIG, LLC
2018 1st Lien Term Loan, 5.32%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	409	385
Almonde, Inc.
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	73
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	459	440
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 2.00%), 09/06/24 (a)	—	—
Arches Buyer Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	407	370
Avaya, Inc.
2020 Term Loan B, 5.57%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	131
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 4.06%, (3 Month Term SOFR + 3.00%), 05/31/25 (a)	648	611
Castle US Holding Corporation
USD Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/28/27 (a)	501	438
CMG Media Corporation
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	137	126
Colorado Buyer Inc
Term Loan B, 4.64%, (1 Month USD LIBOR + 3.00%), 03/15/24 (a)	312	293
DCert Buyer, Inc.
2019 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	235	224
Delta TopCo, Inc.
2020 Term Loan B, 5.84%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	223	201
Emerald TopCo Inc
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	215	201
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	35	32
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 2.81%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	6,792	6,553
2021 Term Loan B4, 3.06%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	274	263
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	403	388
2021 2nd Lien Term Loan, 7.31%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	120
IRI Holdings, Inc.
2018 1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	498	490
NCR Corporation
2019 Term Loan, 3.74%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	126	122
NortonLifeLock Inc.
Term Loan , 0.00%, (SOFR + 2.00%), 01/28/29 (a) (n)	6,090	5,761
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	123	116
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	469	444
Sabre GLBL Inc.
2018 Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	154	146
Severin Acquisition, LLC
2018 Term Loan B, 4.62%, (1 Month USD LIBOR + 3.00%), 06/15/25 (a)	432	413
Sophia, L.P.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	483	449
SS&C Technologies Inc.
2018 Term Loan B5, 2.81%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,158	1,098
Tibco Software Inc.
2020 Term Loan B3, 4.81%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	465	455
2020 2nd Lien Term Loan, 8.31%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	39
Ultimate Software Group Inc (The)
Term Loan B, 4.76%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	252	238
2021 Term Loan, 4.21%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	355	331
		20,952
Materials 0.8%
Asplundh Tree Expert, LLC
2021 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	5,612	5,407
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.76%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	6,265	6,103
Charter NEX US, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 12/01/27 (a)	247	232
Cyanco Intermediate Corporation
2018 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	112	105

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Element Solutions Inc.
2019 Term Loan B1, 3.06%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	3,391	3,341
Illuminate Buyer, LLC
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	272	251
Messer Industries GmbH
2018 USD Term Loan, 3.51%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	248	236
Phoenix Services International, LLC
Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	127	95
Pregis TopCo Corporation
1st Lien Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	307	290
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	91	86
2017 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	86	81
		16,227
Industrials 0.8%
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 10/13/28 (a) (n)	1,395	1,330
Alliance Laundry Systems LLC
Term Loan B, 4.52%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	96	91
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.50%), 09/30/27 (a)	1	1
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	476	435
Amentum Government Services Holdings LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 01/24/27 (a)	83	79
American Airlines, Inc.
2017 Incremental Term Loan, 2.84%, (6 Month USD LIBOR + 2.00%), 12/14/23 (a)	83	80
2017 1st Lien Term Loan, 3.40%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	88	77
APi Group DE, Inc.
Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 09/25/26 (a)	428	411
Berry Global, Inc.
2021 Term Loan Z, 3.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,886	1,818
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	30	28
Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	453	429
Clean Harbors Inc.
2021 Incremental Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 09/21/28 (a)	1,119	1,108
CNT Holdings I Corp
2020 Term Loan, 4.69%, (1 Month USD LIBOR + 3.50%), 10/16/27 (a)	178	168
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	89	78
Dun & Bradstreet Corporation (The)
Term Loan, 4.87%, (1 Month USD LIBOR + 3.25%), 02/01/26 (a)	532	501
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	82	75
2020 Term Loan B1, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	152	140
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	436	416
Filtration Group Corporation
2018 1st Lien Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	454	429
First Advantage Holdings, LLC
2021 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	191	183
Fluidra, S.A.
2022 USD Term Loan B, 3.13%, (SOFR + 2.00%), 01/21/29 (a)	881	852
Generac Power Systems, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 12/11/26 (a)	109	108
Graham Packaging Company Inc.
2021 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	261	244
Herman Miller, Inc
Term Loan B, 3.00%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	600	549
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 2.88%, (1 Month USD LIBOR + 1.85%), 02/05/27 (a)	1,676	1,601
Minotaur Acquisition, Inc.
Term Loan B, 5.90%, (1 Month Term SOFR + 4.75%), 02/27/26 (a)	486	458
Standard Industries Inc.
2021 Term Loan B, 3.79%, (6 Month USD LIBOR + 2.50%), 08/05/28 (a)	2,163	2,086
Titan Acquisition Limited
2018 Term Loan B, 4.01%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	384	351
TransDigm, Inc.
2020 Term Loan F, 3.31%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	591	559
Univar Solutions Inc.
2019 USD Term Loan B5, 3.06%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	83	81
Univar Solutions USA Inc.
Term Loan B6, 2.81%, (1 Month USD LIBOR + 1.75%), 05/26/28 (a)	861	844
Vertical US Newco Inc
Term Loan B, 4.02%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	483	451
		16,061
Consumer Staples 0.8%
Energizer Holdings, Inc.
2020 Term Loan, 3.88%, (1 Month USD LIBOR + 2.25%), 12/16/27 (a)	2,961	2,804
Froneri International Ltd.
2020 USD Term Loan, 3.31%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	480	441
Hearthside Food Solutions, LLC
2018 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	394	353
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (a)	5,687	5,474
Reynolds Consumer Products LLC
Term Loan, 2.81%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	5,929	5,686
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.76%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	108	99
United Natural Foods, Inc.
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 10/10/25 (a)	47	45
US Foods, Inc.
2019 Term Loan B, 3.57%, (3 Month USD LIBOR + 2.00%), 08/14/26 (a)	642	604
Verscend Holding Corp.
2021 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	481	460
		15,966
Financials 0.8%
Alliant Holdings Intermediate, LLC
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	446	421
AssuredPartners, Inc.
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	474	443
Asurion LLC
2020 Term Loan B8, 4.31%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	330	298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Edelman Financial Center, LLC
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	330	305
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	6,596	6,334
Focus Financial Partners, LLC
2021 Term Loan B4, 3.56%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	1,329	1,271
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	108	104
PAI Holdco, Inc.
2020 Term Loan B, 4.74%, (3 Month USD LIBOR + 3.50%), 10/13/25 (a)	133	125
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	294	276
Trans Union, LLC
2019 Term Loan B5, 2.81%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	4,042	3,806
2021 Term Loan B6, 3.31%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	1,394	1,327
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	173	171
Victory Capital Holdings, Inc.
2021 Term Loan B, 3.22%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	128	122
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR + 2.25%), 10/14/28 (a)	647	618
		15,621
Utilities 0.4%
Calpine Corporation
Term Loan B9, 3.06%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	831	781
2019 Term Loan B10, 3.06%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	37
2020 Term Loan B5, 3.56%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,385	1,314
Pacific Gas And Electric Company
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	245	230
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	4,944	4,725
1st Lien Term Loan B3, 3.27%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	1,221	1,167
		8,254
Energy 0.4%
Buckeye Partners, L.P.
2021 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a)	269	257
EG America LLC
2018 USD Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	206	194
ExGen Renewables IV, LLC
2020 Term Loan, 4.08%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	171	164
Granite Holdings US Acquisition Co.
2021 Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	299	282
Pilot Travel Centers LLC
2021 Term Loan B, 3.13%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	6,830	6,531
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.26%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	236	186
Prairie ECI Acquiror LP
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	165
		7,779
Real Estate 0.3%
Iron Mountain, Inc.
2018 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	6,995	6,682
Total Senior Floating Rate Instruments (cost $207,212)		198,150
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (k) (l)	15	364
Frontera Holdings LLC (k) (l)	—	—
Energy 0.0%
McDermott International, Inc. (l)	10	6
Total Common Stocks (cost $202)		370
SHORT TERM INVESTMENTS 0.9%
U.S. Treasury Bill 0.9%
Treasury, United States Department of
1.90%, 04/20/23 (d) (o)	18,400	18,008
Total Short Term Investments (cost $18,119)		18,008
Total Investments 114.7% (cost $2,382,487)		2,274,838
Other Derivative Instruments (15.3)%		(302,592)
Other Assets and Liabilities, Net 0.6%		11,694
Total Net Assets 100.0%		1,983,940

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $115,932 and 5.8% of the Fund.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Non-income producing security.

(m) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.0%
Cayman Islands	20.1
United Kingdom	0.9
Peru	0.8
South Korea	0.8
Canada	0.7
Singapore	0.6
Jersey	0.6
Colombia	0.5
Chile	0.5
Malaysia	0.4
Indonesia	0.4
Japan	0.3
Brazil	0.3
Qatar	0.3
Bermuda	0.3
Australia	0.2
France	0.2
Panama	0.2
Ireland	0.2
India	0.2
Switzerland	0.1
Saudi Arabia	0.1
Mexico	0.1
South Africa	0.1
Netherlands	0.1
Paraguay	—
Spain	—
Kuwait	—
United Arab Emirates	—
Germany	—
Virgin Islands (British)	—
Luxembourg	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	824	778	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	06/01/22	729	671	—
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,140	1,045	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	951	858	0.1
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	05/27/22	359	347	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,155	1,053	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	175	—
Banco Del Estado De Chile, 2.70%, 01/09/25	11/16/21	817	758	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/14/21	574	548	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,294	1,196	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	505	456	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	12/06/18	782	798	—
Banco Santander-Chile, 2.70%, 01/10/25	11/16/21	510	477	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 1.88%, 09/18/25	06/01/22	371	362	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	502	503	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	195	192	—
Camposol SA, 6.00%, 02/03/27	06/16/21	359	294	—
Continental Senior Trust, 5.00%, 08/26/22	04/23/18	1,002	1,002	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,028	960	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	03/21/22	204	201	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/07/21	2,901	2,637	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	493	404	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	1,154	986	0.1
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	659	277	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	650	590	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,916	1,712	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	3,429	3,153	0.2
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,522	1,355	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	04/11/22	203	201	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	851	749	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/22/22	1,433	1,350	0.1
Inkia Energy Limited, 5.88%, 11/09/27	05/04/21	1,709	1,534	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	184	169	—
Itau Unibanco Holding S.A., 4.50%, 11/21/29	12/07/21	1,086	1,036	0.1
Itau Unibanco Holding S.A., 3.88%, 04/15/31	05/03/21	2,700	2,420	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	02/02/21	804	766	—
Korea Development Bank, 1.25%, 06/03/25	10/16/20	2,122	1,966	0.1
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	817	754	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,510	1,390	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	3,400	3,118	0.2
KT Corp, 2.50%, 07/18/26	07/28/21	209	189	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,969	1,874	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	04/07/21	1,685	1,571	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	207	202	—
Mercury Chile Holdco LLC, 6.50%, 01/24/27	04/20/22	1,423	1,282	0.1
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	276	259	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	695	577	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	2,220	1,968	0.1
ONGC Videsh Limited, 4.63%, 07/15/24	03/22/22	306	301	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/01/21	1,349	1,166	0.1
Orbia Advance Corporation, S.A.B. de C.V., 1.88%, 05/11/26	05/26/22	544	532	—
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	03/22/22	867	854	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	2,205	2,024	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	348	303	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 2.30%, 06/23/25	04/30/21	1,542	1,425	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 1.50%, 06/09/26	08/19/21	200	180	—
Petronas Capital Ltd., 3.50%, 03/18/25	04/07/21	3,808	3,572	0.2
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	835	770	—
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	05/10/22	797	795	—
PT Pertamina (Persero), 4.30%, 05/20/23	03/21/22	912	905	0.1
PT Pertamina (Persero), 1.40%, 02/09/26	05/07/21	2,418	2,206	0.1
Qatarenergy, 1.38%, 09/12/26	09/14/21	2,629	2,385	0.1
Reliance Industries Ltd., 4.13%, 01/28/25	08/19/21	2,043	1,949	0.1
SA Global Sukuk Limited, 1.60%, 06/17/26	08/13/21	1,395	1,275	0.1
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	2,118	1,897	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	11/03/21	2,762	2,540	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	603	594	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	690	646	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	1,564	1,423	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	603	593	—
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	253	249	—
The State of Qatar, 3.25%, 06/02/26	08/12/21	3,378	3,114	0.2
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	3,020	2,735	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,378	1,221	0.1
United Overseas Bank Limited, 3.75%, 04/15/29	11/02/21	729	693	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	3,295	2,985	0.2
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	496	408	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,502	1,068	0.1
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	186	144	—
		96,502	88,115	4.4

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	11/04/22	50,000	—	(7,894)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/25/22	100,000	—	(16,519)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	09/19/22	95,000	—	(14,069)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	01/13/23	80,000	—	(2,473)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/31/22	100,000	—	(14,610)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/14/22	95,000	—	(11,991)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/08/22	100,000	—	(15,663)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	12/19/22	100,000	—	(6,130)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/01/22	80,000	—	(11,391)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/08/22	40,000	—	(6,551)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/06/22	100,000	—	(12,846)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	02/02/23	75,000	—	(728)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/22/22	100,000	—	(17,553)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/13/22	100,000	—	(16,963)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/10/22	85,000	—	(11,015)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/03/22	100,000	—	(13,967)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.38% (E)	BOA	01/26/23	75,000	—	146
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.38% (E)	BOA	07/14/22	100,000	—	(14,950)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/04/23	80,000	—	(6,257)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	12/02/22	80,000	—	(13,489)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/17/22	100,000	—	(16,794)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/28/22	90,000	—	(14,391)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	12/08/22	75,000	—	(6,243)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	11/18/22	100,000	—	(15,558)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/27/22	100,000	—	(16,880)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/20/22	95,000	—	(17,813)
					—	(302,592)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,232,149	—	1,232,149
Government And Agency Obligations	—	499,161	—	499,161
Corporate Bonds And Notes	—	327,000	—	327,000
Senior Floating Rate Instruments	—	198,082	68	198,150
Common Stocks	6	—	364	370
Short Term Investments	—	18,008	—	18,008
	6	2,274,400	432	2,274,838
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	146	—	146
	—	146	—	146
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(302,738)	—	(302,738)
	—	(302,738)	—	(302,738)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.7%
Mortgage-Backed Securities 31.0%
Federal Home Loan Mortgage Corporation
2.00%, 07/01/41 - 11/01/51	16,477	14,572
3.00%, 06/01/43 - 04/01/52	92,960	88,215
4.00%, 09/01/43 - 02/01/44	4,241	4,289
3.50%, 02/01/46 - 05/01/52	32,479	31,485
2.50%, 11/01/49 - 12/01/50	26,955	24,380
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	763	773
2.48%, 11/01/29	25,000	23,095
1.90%, 05/01/30	25,000	22,054
2.44%, 01/01/32	10,000	8,936
1.88%, 02/01/32	10,000	8,968
2.63%, 04/01/32	62,149	57,747
1.83%, 11/01/33	6,300	5,212
3.00%, 03/01/35 - 04/01/51	56,660	53,487
1.50%, 05/01/36	17,200	15,734
2.00%, 05/01/36 - 02/01/51	76,707	68,730
3.50%, 09/01/43 - 04/01/52	87,877	85,397
2.20%, 09/01/46	26,952	22,422
4.00%, 08/01/47 - 07/01/52	55,048	54,737
2.50%, 09/01/50 - 01/01/52	91,975	83,270
4.50%, 06/01/52 (a)	14,951	15,022
Government National Mortgage Association
3.50%, 10/20/45	1,423	1,381
2.50%, 08/20/51	37,825	34,443
		724,349
Collateralized Mortgage Obligations 12.1%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	2,507	2,508
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,869
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,571
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,955
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	4,966
Series GA-4376, REMIC, 3.00%, 04/15/40	495	494
Series NY-4390, REMIC, 3.00%, 06/15/40	55	55
Series MA-4391, REMIC, 3.00%, 07/15/40	10	10
Interest Only, Series SP-3770, REMIC, 5.18%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (b)	610	28
Interest Only, Series SM-3780, REMIC, 5.18%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (b)	6,552	930
Series KA-4366, REMIC, 3.00%, 03/15/41	1,000	999
Series SL-4061, REMIC, 5.20%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (b)	36	27
Series KM-4141, REMIC, 1.75%, 12/15/42	9,548	8,605
Series B-4481, REMIC, 3.00%, 12/15/42	3,740	3,746
Series CS-4156, REMIC, 4.13%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (b)	3,316	2,618
Series UZ-4508, REMIC, 3.00%, 07/15/43	507	444
Series ZX-4404, REMIC, 4.00%, 04/15/44	61,655	61,742
Series AB-4533, REMIC, 3.00%, 06/15/44	3,278	3,200
Series CA-4573, REMIC, 3.00%, 11/15/44	10,974	10,710
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,014	2,036
Series EC-4745, REMIC, 3.00%, 12/15/44	2,446	2,446
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,399	12,524
Series HA-4582, REMIC, 3.00%, 09/15/45	8,102	7,841
Series DZ-4894, REMIC, 3.50%, 06/15/49	6,463	6,350
Interest Only, Series MS-4291, REMIC, 4.58%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (b)	2,370	315
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 5.06%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (b)	316	9
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	187	176
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	18,744	18,299
Interest Only, Series 2005-S-2, REMIC, 4.98%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (b)	3,530	441
Interest Only, Series 2011-PS-84, REMIC, 4.98%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (b)	1,253	16
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	293	294
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	52	52
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,804	1,784
Interest Only, Series 2011-ES-93, REMIC, 4.88%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (b)	1,136	162
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	4,119	3,824
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	899	898
Interest Only, Series 2018-ST-25, REMIC, 4.43%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (b)	8,194	929
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	855	855
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	13,147	12,544
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	2,353	2,352
Series 2016-A-9, REMIC, 3.00%, 09/25/43	217	217
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,326	15,374
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	1,720	1,719
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,585	11,770
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	13,071	12,586
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	11,672	11,431
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.50%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (b)	1,289	23
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,171	1,155
Interest Only, Series 2022-SA-22, REMIC, 2.83%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (b)	14,793	510
Interest Only, Series 2020-SB-185, REMIC, 4.70%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (b)	46,519	7,679
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	56,958	7,502
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	30,694	4,604
Interest Only, Series 2021-S-59, REMIC, 1.83%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (b)	20,803	393
Interest Only, Series 2021-SL-58, REMIC, 2.15%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (b)	63,970	2,623
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	44,198	6,697
		282,907
U.S. Treasury Bond 7.6%
Treasury, United States Department of
2.38%, 05/15/51	82,000	69,213
2.88%, 05/15/52	115,000	108,567
		177,780
Commercial Mortgage-Backed Securities 2.6%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.55%, 05/25/30 (b)	23,031	21,798
Interest Only, Series 2020-X1-M15, REMIC, 1.62%, 09/25/31 (b)	43,973	4,241
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (b)	79,152	5,338
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (b)	39,136	2,400
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (b)	65,752	5,473
Interest Only, Series 2021-IO-40, REMIC, 0.82%, 02/16/63 (b)	57,171	4,020
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (b)	68,634	4,517
Interest Only, Series 2021-IO-45, REMIC, 0.82%, 04/16/63 (b)	11,660	814
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (b)	19,258	1,519
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (b)	83,282	6,611
Interest Only, Series 2021-IO-79, REMIC, 0.91%, 08/16/63 (b)	45,865	3,568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (b) (c)	29,693	1,806
		62,105
U.S. Treasury Note 1.4%
Treasury, United States Department of
2.88%, 05/15/32	32,350	31,986
Total Government And Agency Obligations (cost $1,395,551)		1,279,127
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.9%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 2.87%, (1 Month USD LIBOR + 1.25%), 06/25/37 (b) (d)	3,790	2,958
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	712	711
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,456
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (b) (d)	2,659	2,189
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (d)	5,737	5,622
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,413
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,641
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,001	1,794
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,272	1,232
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,549	1,060
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	11,443	6,650
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 11/25/36 (b) (d)	3,913	3,409
Alternative Loan Trust 2007-5CB
Series 2007-1A6-5CB, REMIC, 2.22%, (1 Month USD LIBOR + 0.60%), 04/25/37 (b)	3,332	1,600
Interest Only, Series 2007-1A5-5CB, REMIC, 3.78%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (b)	3,332	418
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	2,966
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 2.24%, (3 Month USD LIBOR + 1.20%), 10/15/31 (b)	2,000	1,963
Apidos CLO XII
Series 2013-CR-12A, 2.84%, (3 Month USD LIBOR + 1.80%), 04/15/31 (b)	1,000	933
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	1,031	1,021
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.13%, (3 Month USD LIBOR + 1.09%), 01/15/31 (b)	982	961
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 4.37%, (1 Month USD LIBOR + 3.05%), 12/15/36 (b) (d)	2,378	2,141
Banc of America Alternative Loan Trust
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	3,211	2,932
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	264
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.16%, 06/17/64 (b)	18,610	1,217
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 3.82%, (1 Month USD LIBOR + 2.50%), 08/15/36 (b) (d)	1,660	1,569
Series 2017-F-DELC, REMIC, 4.82%, (1 Month USD LIBOR + 3.50%), 08/15/36 (b) (d)	1,653	1,546
Series 2018-F-TALL, REMIC, 4.56%, (1 Month USD LIBOR + 3.24%), 03/16/37 (b) (d)	6,125	5,041
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.43%, 07/17/54 (b)	22,823	1,867
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.51%, 09/17/54 (b)	43,194	3,629
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.08%, 11/18/54 (b)	12,473	792
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.76%, 02/18/54 (b)	35,879	3,649
BBCMS Trust
Series 2018-A-CBM, REMIC, 2.32%, (1 Month USD LIBOR + 1.00%), 07/15/37 (b) (d)	1,599	1,547
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	410	404
Bellemeade Re Ltd
Series 2019-M1B-2A, 3.07%, (1 Month USD LIBOR + 1.45%), 04/25/29 (b)	1,632	1,590
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.89%, 09/17/53 (b)	36,380	3,278
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.39%, 07/17/54 (b)	20,305	1,629
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.81%, 09/17/54 (b)	38,734	2,020
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.59%, 05/16/53 (b)	90,438	1,734
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 2.81%, (3 Month USD LIBOR + 1.75%), 10/21/30 (b)	3,000	2,850
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (b)	4,500	4,183
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (d)	8,343	8,020
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 5.33%, (1 Month USD LIBOR + 4.01%), 10/15/36 (b)	4,422	4,128
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 3.32%, (1 Month USD LIBOR + 2.00%), 09/15/23 (b)	3,062	2,860
Series 2021-F-VOLT, REMIC, 3.72%, (1 Month USD LIBOR + 2.40%), 09/15/23 (b)	3,062	2,857
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 3.17%, (1 Month USD LIBOR + 1.85%), 10/16/23 (b)	4,162	3,902
BX Trust
Series 2018-A-EXCL, REMIC, 2.41%, (1 Month USD LIBOR + 1.09%), 09/15/37 (b)	1,483	1,440
BX Trust 2017-APPL
Series 2017-E-SLCT, REMIC, 4.47%, (1 Month USD LIBOR + 3.15%), 07/17/34 (b) (d)	1,025	1,005
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (b)	4,941	3,969
BX Trust 2021-RISE
Series 2021-D-RISE, 3.07%, (1 Month USD LIBOR + 1.75%), 11/17/36 (b)	1,084	1,004
CAL Funding IV Ltd
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,554	2,323
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 2.20%, (3 Month USD LIBOR + 1.14%), 04/20/34 (b)	2,000	1,926
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 1.76%, (1 Month USD LIBOR + 0.14%), 09/25/36 (b) (d)	3,752	3,615
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.41%, 11/15/27 (b)	243	222
CFCRE Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.79%, 05/10/58 (b)	72,921	3,422
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,712	3,357

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,162	1,297
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,261	1,225
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.31%, 05/10/47 (b)	21,003	349
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (b)	19,728	667
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (b)	14,917	690
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 2.98%, 07/25/47 (b)	1,512	1,374
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (b)	1,709	1,623
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,259	1,096
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	999	941
CLNC Ltd
Series 2019-A-FL1, 2.14%, (SOFR 30-Day Average + 1.36%), 09/19/25 (b)	2,395	2,344
COMM Mortgage Trust
Series 2014-C-CR19, REMIC, 4.85%, 08/10/24 (b)	1,163	1,121
Series 2016-C-CR28, REMIC, 4.77%, 12/12/25 (b)	2,047	1,941
Series 2016-C-DC2, REMIC, 4.82%, 02/12/26 (b)	1,340	1,260
Series 2018-A-HCLV, REMIC, 2.32%, (1 Month USD LIBOR + 1.00%), 09/15/33 (b)	3,070	2,947
Interest Only, Series 2013-XA-CR12, REMIC, 1.27%, 10/15/46 (b)	28,846	302
Interest Only, Series 2014-XA-CR17, REMIC, 1.11%, 05/10/47 (b)	27,027	359
Interest Only, Series 2015-XA-DC1, REMIC, 1.13%, 02/10/48 (b)	20,067	394
Interest Only, Series 2015-XA-CR26, REMIC, 1.06%, 10/10/48 (b)	26,048	612
Interest Only, Series 2016-XA-DC2, REMIC, 1.10%, 02/12/49 (b)	15,463	426
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	99	92
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,886	3,676
Credit Suisse Mortgage Capital Certificates
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (b)	7,000	6,478
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,003	1,555
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,532	1,325
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.72%, 06/17/52 (b)	8,948	734
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.96%, 01/17/25 (b)	17,862	286
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (b)	1,911	1,818
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	891
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	3,482	3,042
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (b)	624	590
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (b)	9,079	8,778
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (b)	2,373	2,369
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.01%, 09/25/58 (b)	19,030	16,726
CVP CLO Ltd
Series 2017-A-2A, 2.25%, (3 Month USD LIBOR + 1.19%), 01/21/31 (b) (e)	2,000	1,965
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,775
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.53%, 05/12/49 (b)	20,825	838
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (b)	4,600	4,147
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-1A3-AR1, REMIC, 2.28%, (1 Month USD LIBOR + 0.66%), 02/25/36 (b) (d)	9,309	8,859
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 09/25/47 (b) (d)	11,517	10,019
DOLP Trust 2021-NYC
Series 2021-D-NYC, 3.70%, 05/10/41	1,000	804
Series 2021-E-NYC, 3.70%, 05/10/41	1,000	765
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 2.44%, (3 Month USD LIBOR + 1.40%), 01/15/31 (b)	1,000	956
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.16%, (3 Month USD LIBOR + 1.12%), 07/15/31 (b)	2,500	2,432
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.76%, (1 Month USD LIBOR + 0.14%), 07/25/23 (b) (d)	5,593	3,464
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,824	1,463
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,717
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (d)	10,500	9,255
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	9,989
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 2.82%, (1 Month USD LIBOR + 1.22%), 05/18/38 (b) (d)	3,500	3,365
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 2.24%, (3 Month USD LIBOR + 1.20%), 04/17/34 (b)	4,500	4,327
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,609	1,471
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	3,275	3,019
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (b)	1,845	1,422
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 4.06%, (1 Month USD LIBOR + 2.73%), 12/15/36 (b) (d)	3,908	3,634
Series 2019-F-WOLF, REMIC, 4.46%, (1 Month USD LIBOR + 3.13%), 12/15/36 (b) (d)	3,908	3,561
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (d)	4,111	1,785
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.37%, 10/10/25 (b)	21,858	700
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (b)	782	739
Series 2018-A-TWR, REMIC, 2.22%, (1 Month USD LIBOR + 0.90%), 07/15/31 (b)	436	426
Series 2018-D-TWR, REMIC, 2.92%, (1 Month USD LIBOR + 1.60%), 07/15/31 (b)	1,000	955
Series 2018-E-TWR, REMIC, 3.42%, (1 Month USD LIBOR + 2.10%), 07/15/31 (b)	1,000	960
Series 2018-F-TWR, REMIC, 4.12%, (1 Month USD LIBOR + 2.80%), 07/15/31 (b)	1,000	947
Series 2018-G-TWR, REMIC, 5.25%, (1 Month USD LIBOR + 3.92%), 07/15/31 (b)	1,000	930
Interest Only, Series 2014-XA-GC24, REMIC, 0.84%, 09/10/47 (b)	39,004	495
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/10/48 (b)	32,685	723
Interest Only, Series 2016-XA-GS3, REMIC, 1.32%, 10/13/49 (b)	23,770	938

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2017-C-2, REMIC, 1.25%, 08/12/50 (b)	33,185	1,415
Interest Only, Series 2019-XA-GC38, REMIC, 1.12%, 02/12/52 (b)	43,369	2,073
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,405
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.50%, 03/10/28 (b)	2,000	1,825
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (b)	48,789	1,821
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.64%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (b)	12,564	2,324
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 2.24%, (3 Month USD LIBOR + 1.20%), 07/17/34 (b)	2,500	2,434
Halcyon Loan Advisors Funding Ltd
Series 2013-D-2A, 5.09%, (3 Month USD LIBOR + 3.80%), 08/01/25 (b)	738	550
Halsey Point CLO I Ltd
Series 2019-B1-1A, 3.26%, (3 Month USD LIBOR + 2.20%), 01/20/33 (b)	3,000	2,897
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	2,405	2,422
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,367	2,094
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,082	936
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,246	1,066
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (d)	6,674	6,656
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	4,814	4,445
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 4.47%, (1 Month USD LIBOR + 3.15%), 11/17/36 (b)	2,763	2,543
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 1.76%, (1 Month USD LIBOR + 0.14%), 04/25/37 (b) (d)	2,154	1,541
Series 2007-A4-NC1, REMIC, 1.90%, (1 Month USD LIBOR + 0.28%), 04/25/37 (b) (d)	10,138	7,350
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 2.78%, 09/25/36 (b)	1,028	941
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	7,405	4,794
IXIS Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 2.22%, (1 Month USD LIBOR + 0.60%), 03/25/36 (b) (d)	4,557	2,487
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (b)	1,187	1,167
Series 2022-A-NLP, REMIC, 1.88%, (SOFR + 0.60%), 04/15/37 (b)	3,500	3,290
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (b)	2,666	2,576
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,143
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 1.23%, (1 Month USD LIBOR + 0.22%), 01/25/34 (b) (d)	4,975	4,406
Series 2006-A4-HE3, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 07/25/36 (b) (d)	1,860	1,658
Series 2006-A5-HE3, REMIC, 1.49%, (1 Month USD LIBOR + 0.48%), 11/25/36 (b) (d)	4,809	4,330
Jamestown CLO Ltd
Series 2018-A1-6RA, 2.33%, (3 Month USD LIBOR + 1.15%), 04/25/30 (b) (e)	3,000	2,954
Series 2018-A2A-6RA, 2.96%, (3 Month USD LIBOR + 1.78%), 04/25/30 (b)	1,000	969
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 1.22%, (1 Month USD LIBOR + 0.21%), 12/25/36 (b) (d)	22,173	13,194
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.80%, 07/15/24 (b)	2,000	1,903
Series 2015-C-C32, REMIC, 4.81%, 10/15/25 (b)	2,065	1,563
Series 2015-C-C33, REMIC, 4.76%, 11/15/25 (b)	2,224	2,097
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (b)	1,469	1,434
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,614
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,974
Interest Only, Series 2016-XA-C2, REMIC, 1.70%, 06/17/49 (b)	20,171	800
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (b)	4,562	3,999
Interest Only, Series 2020-XA-COR7, REMIC, 1.78%, 05/15/53 (b)	38,999	3,379
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 1.74%, 03/26/37 (b)	1,274	1,278
Kingsland VIII Ltd
Series 2018-A-8A, 2.18%, (3 Month USD LIBOR + 1.12%), 04/21/31 (b)	2,000	1,957
KVK CLO Ltd
Series 2013-AR-1A, 1.94%, (3 Month USD LIBOR + 0.90%), 01/14/28 (b) (e)	220	219
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (d)	13,629	12,287
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 08/25/59 (d)	273	273
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (b) (d)	24,279	23,979
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (d)	5,833	5,721
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,749
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 2.82%, (1 Month USD LIBOR + 1.50%), 02/15/24 (b)	3,567	3,503
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 0.79%, 03/11/50 (b)	32,909	734
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 4.05%, (3 Month USD LIBOR + 2.95%), 10/21/30 (b)	1,500	1,372
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,546	1,925
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 2.85%, 11/25/35 (b)	12,217	8,391
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,644	1,056
ME Funding LLC 2019-1
Series 2019-A2-1, 6.45%, 07/30/24	6,338	6,339
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 6.57%, (1 Month USD LIBOR + 5.25%), 11/15/23 (b)	4,422	4,013
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.21%, 10/25/47 (b)	10,639	4,011
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.95%, (1 Month USD LIBOR + 0.33%), 03/25/37 (b) (d)	30,403	11,572

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 06/25/37 (b) (d)	17,397	5,252
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.94%, (SOFR 30-Day Average + 2.16%), 07/16/35 (b) (d)	295	293
MidOcean Credit CLO
Series 2018-A1-9A, 2.21%, (3 Month USD LIBOR + 1.15%), 07/21/31 (b) (e)	2,500	2,450
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,880
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.65%, 09/15/24 (b)	1,500	1,444
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (b)	2,320	2,219
Series 2016-C-C31, REMIC, 4.42%, 10/19/26 (b)	2,960	2,619
Interest Only, Series 2013-XA-C7, REMIC, 1.40%, 02/15/46 (b)	17,126	50
Interest Only, Series 2016-XA-C28, REMIC, 1.32%, 01/15/49 (b)	18,745	564
Interest Only, Series 2016-XA-C30, REMIC, 1.49%, 09/17/49 (b)	16,932	733
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (b)	3,847	3,505
Interest Only, Series 2019-XA-L3, REMIC, 0.76%, 11/18/52 (b)	70,808	2,702
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (b)	1,065	602
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,134	568
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 07/25/36 (b) (d)	18,907	8,126
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	2,094	1,978
MP CLO VIII Ltd
Series 2015-ARR-2A, 2.44%, (3 Month USD LIBOR + 1.20%), 04/28/34 (b)	1,500	1,434
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	896
MRCD Mortgage Trust
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	3,704
Nassau Ltd
Series 2018-A-IA, 2.19%, (3 Month USD LIBOR + 1.15%), 07/15/31 (b)	2,000	1,944
Natixis Commercial Mortgage Securities Trust
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,072
Series 2018-A-FL1, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 06/15/35 (b)	1,252	1,218
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (b)	5,300	4,661
Newtek Small Business Finance, LLC
Series 2018-1-A, 3.32%, (1 Month USD LIBOR + 1.70%), 11/25/24 (b)	2,068	2,063
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 2.92%, (1 Month USD LIBOR + 1.60%), 12/15/22 (b)	3,371	3,322
Series 2019-B-FL2, 3.22%, (1 Month USD LIBOR + 1.90%), 01/15/23 (b)	3,371	3,315
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.21%, 02/25/36 (b)	427	290
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 2.97%, 07/26/41 (b)	6,766	6,017
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	6,964
Ocean Trails CLO V
Series 2014-ARR-5A, 2.30%, (3 Month USD LIBOR + 1.28%), 10/14/31 (b) (e)	983	961
Ocean Trails CLO X
Series 2020-AR-10A, 2.26%, (3 Month USD LIBOR + 1.22%), 10/16/34 (b)	1,000	961
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.19%, (3 Month USD LIBOR + 1.15%), 07/15/31 (b) (e)	2,000	1,950
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 2.70%, (3 Month USD LIBOR + 1.20%), 08/25/31 (b) (e)	2,500	2,453
PFP 2019-6, Ltd.
Series 2019-A-6, 2.56%, (1 Month USD LIBOR + 1.05%), 04/16/37 (b) (d)	36	36
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,048	3,703
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 4.35%, (1 Month USD LIBOR + 2.70%), 10/27/22 (b) (d)	762	724
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.35%, (1 Month USD LIBOR + 2.90%), 02/27/24 (b) (d)	2,705	2,626
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 4.62%, (1 Month USD LIBOR + 3.00%), 03/25/26 (b) (e)	2,000	1,914
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.88%, 09/25/47 (b)	6,271	5,853
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (d)	12,416	11,642
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (d)	362	342
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (d)	4,118	3,850
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,750	9,382
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,326
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	13,797
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,337
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (d)	11,368	10,577
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (b)	3,812	3,640
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (b)	1,313	1,242
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (d)	4,021	3,783
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d) (e)	3,664	3,020
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 3.05%, 08/25/35 (b)	3,423	2,970
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.07%, (1 Month USD LIBOR + 0.45%), 01/25/37 (b)	2,764	1,187
Interest Only, Series 2007-1A6-B, REMIC, 4.43%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (b)	2,764	361
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,893	2,798
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.39%, 01/25/36 (b)	4,428	3,290
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,637	1,437
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,833	1,582
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,696	1,708
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,951	4,256
Series 2007-1A1-A3, REMIC, 2.07%, (1 Month USD LIBOR + 0.45%), 04/25/37 (b)	5,255	2,361
Series 2007-1A2-A3, REMIC, 33.94%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (b)	685	1,154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,650	9,936
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,895	802
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	205	175
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	581	497
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	826	695
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,945	4,239
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,111	918
Rockford Tower CLO Ltd
Series 2018-A-1A, 2.58%, (3 Month USD LIBOR + 1.10%), 05/20/31 (b) (e)	3,000	2,935
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	7,825	6,936
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/25/26	2,925	2,718
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 2.19%, (3 Month USD LIBOR + 1.15%), 07/15/31 (b)	2,000	1,957
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	7,552	6,645
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 2.22%, (1 Month USD LIBOR + 0.90%), 10/15/37 (b)	2,295	2,243
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,356
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	2,252
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (b)	4,905	4,954
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	4,905	4,606
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	4,868	4,581
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,693
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (b)	4,623	3,735
Sound Point CLO XXIII
Series 2019-AR-2A, 2.21%, (3 Month USD LIBOR + 1.17%), 07/17/34 (b)	2,000	1,921
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.19%, (3 Month USD LIBOR + 1.15%), 04/18/31 (b) (e)	3,000	2,936
Series 2018-A1A-21, 2.39%, (3 Month USD LIBOR + 1.18%), 10/27/31 (b) (e)	3,250	3,177
Sprite 2021-1 Ltd
Series 2021-A-1, 3.75%, 10/15/28 (e)	3,788	3,497
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 2.41%, 04/25/37 (b)	453	243
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/23 (b)	5,537	4,928
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 2.84%, (3 Month USD LIBOR + 1.80%), 04/15/32 (b)	1,000	940
Steele Creek CLO Ltd
Series 2016-AR-1A, 2.95%, (3 Month USD LIBOR + 1.12%), 06/16/31 (b) (e)	2,000	1,951
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.71%, 11/25/35 (b)	3,889	3,263
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 1.78%, (1 Month USD LIBOR + 0.16%), 06/25/36 (b) (d)	5,566	3,828
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.93%, (1 Month USD LIBOR + 0.31%), 07/25/36 (b) (d)	20,500	7,388
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 09/25/36 (b) (d)	5,419	3,773
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,452	3,613
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,837	3,618
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	7,288	6,742
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,975	4,281
Series 2021-A23-1A, 2.54%, 08/25/31	3,980	3,259
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 2.09%, (3 Month USD LIBOR + 1.05%), 07/18/31 (b)	2,490	2,435
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 2.18%, (3 Month USD LIBOR + 1.14%), 01/15/31 (b)	1,000	980
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (d)	5,100	5,004
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 2.34%, (SOFR 30-Day Average + 1.56%), 03/15/24 (b)	3,766	3,720
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	3,454	3,396
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 2.72%, (1 Month USD LIBOR + 1.20%), 03/17/38 (b) (d)	3,000	2,921
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 06/17/50 (b)	15,388	888
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	984	965
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	4,825
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,891
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,580	4,540
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (d)	3,855	3,563
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (b)	2,433	2,345
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 2.31%, (3 Month USD LIBOR + 1.25%), 10/20/31 (b)	1,184	1,150
Vibrant CLO Ltd
Series 2018-A1-10A, 2.26%, (3 Month USD LIBOR + 1.20%), 10/20/31 (b) (e)	3,000	2,920
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,645
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (d)	951	912
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (d)	7,100	6,722
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (d)	2,560	2,454
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (d)	6,093	5,820
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (d)	1,922	1,837
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 2.00%, (1 Month USD LIBOR + 0.38%), 04/25/36 (b) (d)	14,450	5,904
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,131	888
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,020	1,587
Series 2006-A4-7, REMIC, 4.06%, 09/25/36 (b) (d)	17,942	5,861
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,083	1,067
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 10/25/36 (b) (d)	57	26
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (b)	2,001	1,893
Wellfleet CLO Ltd
Series 2017-A1-3A, 2.19%, (3 Month USD LIBOR + 1.15%), 01/17/31 (b)	3,250	3,186
Series 2018-A1-2A, 2.26%, (3 Month USD LIBOR + 1.20%), 10/20/31 (b)	2,000	1,957

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.58%, 09/17/26 (b)	2,000	1,851
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,285	1,159
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,419	1,152
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	487	433
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.75%, 11/15/25 (b)	1,850	1,722
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (b)	2,031	1,809
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (b)	1,577	1,466
Series 2016-C-C34, REMIC, 5.24%, 04/17/26 (b)	1,937	1,814
Interest Only, Series 2015-XA-P2, REMIC, 1.09%, 12/15/48 (b)	17,998	473
Interest Only, Series 2015-XA-LC20, REMIC, 1.44%, 04/15/50 (b)	20,237	463
Interest Only, Series 2019-XA-C54, REMIC, 0.96%, 12/17/52 (b)	37,311	1,804
Interest Only, Series 2016-XA-C33, REMIC, 1.77%, 03/17/59 (b)	10,924	508
Interest Only, Series 2017-XA-RC1, REMIC, 1.63%, 01/16/60 (b)	18,726	1,008
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (b)	2,386	2,233
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.23%, 09/16/50 (b)	74,046	2,935
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.43%, 02/18/53 (b)	58,649	4,362
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.54%, 06/17/53 (b)	58,619	4,551
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.00%, 07/17/53 (b)	32,611	3,637
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	786	696
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.14%, 03/15/47 (b)	16,601	180
Interest Only, Series 2014-XA-C25, REMIC, 0.94%, 11/15/47 (b)	23,392	360
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (d) (e)	1,542	1,340
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,064,122)		956,547
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
JNL Government Money Market Fund, 1.02% (f) (g)	113,932	113,932
Total Short Term Investments (cost $113,932)		113,932
Total Investments 100.4% (cost $2,573,605)		2,349,606
Other Assets and Liabilities, Net (0.4)%		(10,001)
Total Net Assets 100.0%		2,339,605

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $14,837.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $40,038 and 1.7% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,279,127	—	1,279,127
Non-U.S. Government Agency Asset-Backed Securities	—	956,547	—	956,547
Short Term Investments	113,932	—	—	113,932
	113,932	2,235,674	—	2,349,606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 43.6%
Mortgage-Backed Securities 18.6%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 10/01/51	11,376	10,788
2.00%, 12/01/36 - 04/01/52	11,209	9,786
4.00%, 05/01/38 - 05/01/48	4,164	4,174
3.50%, 08/01/47 - 03/01/52	4,438	4,310
2.50%, 07/01/50 - 01/01/52	12,684	11,497
2.00%, 03/01/51 (a)	3,679	3,209
Federal National Mortgage Association, Inc.
2.50%, 05/01/35 - 03/01/52	17,079	15,608
3.50%, 05/01/36 - 03/01/52	7,956	7,789
2.00%, 12/01/36 - 03/01/52	19,554	17,079
3.50%, 12/01/36 - 11/01/51 (a)	6,139	6,007
TBA, 1.50%, 07/15/37 - 07/15/52 (b)	12,600	10,868
TBA, 2.00%, 07/15/37 - 08/15/52 (b)	29,275	25,963
TBA, 2.50%, 07/15/37 - 08/15/52 (b)	17,950	16,200
4.00%, 06/01/38 - 11/01/49	8,204	8,205
4.50%, 03/01/39 - 09/01/49	5,130	5,248
3.00%, 04/01/40 - 02/01/52	11,685	10,993
TBA, 3.00%, 07/15/52 - 08/15/52 (b)	5,400	5,024
TBA, 3.50%, 07/15/52 (b)	5,275	5,071
TBA, 4.00%, 07/15/52 (b)	2,600	2,563
TBA, 4.50%, 07/15/52 (b)	4,500	4,517
TBA, 5.00%, 07/15/52 - 08/15/52 (b)	1,900	1,935
TBA, 5.50%, 08/15/52 (b)	2,800	2,877
Government National Mortgage Association
4.00%, 02/20/41 - 08/20/48	7,388	7,432
4.00%, 11/20/44 (a)	600	606
3.50%, 09/20/45 - 05/20/50	4,039	3,973
5.00%, 04/20/48	498	524
3.00%, 12/20/49 - 10/20/51	4,386	4,149
2.50%, 12/20/51	73	67
TBA, 2.00%, 07/15/52 - 08/15/52 (b)	19,150	16,999
TBA, 2.50%, 07/15/52 (b)	15,400	14,085
TBA, 3.00%, 07/15/52 (b)	5,425	5,112
TBA, 3.50%, 07/15/52 (b)	2,450	2,380
		245,038
U.S. Treasury Bond 11.6%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	29,639
1.75%, 08/15/41	7,868	5,983
2.00%, 11/15/41 (a)	7,700	6,113
3.63%, 02/15/44	2,020	2,071
3.13%, 08/15/44	6,470	6,127
3.00%, 11/15/44	1,900	1,760
2.88%, 08/15/45 - 05/15/52	16,724	15,594
2.00%, 08/15/51	48,507	37,487
1.88%, 11/15/51	24,188	18,149
2.25%, 02/15/52	36,390	29,942
		152,865
U.S. Treasury Note 11.2%
Treasury, United States Department of
2.50%, 03/31/27	35,000	34,147
1.25%, 05/31/28 - 09/30/28	68,868	61,939
1.13%, 08/31/28	7,790	6,933
2.38%, 03/31/29	23,000	22,015
1.38%, 11/15/31	13,167	11,420
1.88%, 02/15/32	11,760	10,652
		147,106
Sovereign 1.6%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (d)	405	349
1.70%, 03/02/31 (d)	130	109
3.88%, 04/16/50 (d)	710	629
3.00%, 09/15/51 (d)	50	38
Angola, Government of
9.50%, 11/12/25 (d)	220	203
8.25%, 05/09/28 (d)	125	104
8.75%, 04/14/32 (d)	200	160
9.38%, 05/08/48 (d)	20	15
Bermuda, Government of
3.72%, 01/25/27 (d)	215	207
3.38%, 08/20/50 (d)	60	43
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/27 (d)	555	203
7.75%, 09/01/23 (d)	350	107
7.38%, 09/25/32 (d)	65	16
7.25%, 03/15/33 (d)	200	49
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	435	367
3.00%, 01/15/34	90	73
3.30%, 03/11/41	85	63
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	149
Gabon, Government of
7.00%, 11/24/31 (d)	25	18
Ghana, Government of
8.13%, 01/18/26 (d)	30	21
7.75%, 04/07/29 (d)	200	100
10.75%, 10/14/30 (d)	80	69
8.63%, 06/16/49 (d)	5	2
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (d) (e)	115	35
Gobierno de la Provincia de Cordoba
6.88%, 12/10/25 (d) (e)	241	191
Gobierno de la Republica de Chile
2.75%, 01/31/27	200	186
2.45%, 01/31/31	285	241
4.00%, 01/31/52	200	163
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	85	64
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	9
5.38%, 04/24/32 (d)	240	221
6.13%, 06/01/50 (d)	45	38
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (e)	280	180
1.00%, 07/31/35 (d) (e)	150	72
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	184
2.74%, 01/29/33 (d)	200	148
5.40%, 03/30/50 (d)	50	38
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	119
4.50%, 04/22/29	70	68
3.25%, 04/16/30 (f)	135	118
2.66%, 05/24/31	100	82
3.50%, 02/12/34	125	103
6.05%, 01/11/40	145	141
5.75%, 10/12/10	210	173
Government of the Republic of Panama
3.16%, 01/23/30	90	80
2.25%, 09/29/32	220	171
3.87%, 07/23/60	225	159
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	200	146
Government of the Sultanate of Oman
5.38%, 03/08/27 (d)	225	219
5.63%, 01/17/28 (d)	370	356
6.00%, 08/01/29 (d)	50	48
6.25%, 01/25/31 (d)	200	193
6.75%, 01/17/48 (d)	55	48
Jamaica, Government of
6.75%, 04/28/28	55	57
7.88%, 07/28/45	35	36
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (d)	200	181
Kenya, Government of
6.88%, 06/24/24 (d)	115	96
7.00%, 05/22/27 (d)	105	79

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Koztarsasagi Elnoki Hivatal
5.25%, 06/16/29 (d)	200	202
2.13%, 09/22/31 (d)	200	154
Ministerio De Gobierno
6.99%, 06/01/27 (d) (e) (g)	102	70
Ministerul Finantelor Publice
4.38%, 08/22/23 (d)	45	45
3.00%, 02/27/27 (d)	98	86
3.00%, 02/14/31 (d)	135	105
3.63%, 03/27/32 (d) (f)	98	77
4.00%, 02/14/51 (d)	50	33
Ministry of Defence State of Israel
3.38%, 01/15/50	135	109
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (d)	200	202
3.75%, 04/16/30 (d)	340	337
4.82%, 03/14/49 (d)	275	276
4.40%, 04/16/50 (d)	1,040	989
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (d)	95	81
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (h) (i) (j)	315	30
Morocco, Kingdom of
5.50%, 12/11/42 (d)	15	11
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	34
7.63%, 11/21/25 (d)	400	352
6.50%, 11/28/27 (d)	50	38
6.13%, 09/28/28 (d)	200	142
7.14%, 02/23/30 (d)	90	64
Pakistan, Government of
8.25%, 04/15/24 (d)	40	31
6.00%, 04/08/26 (d)	145	98
6.88%, 12/05/27 (d)	25	17
Panama Government International Bond
3.88%, 03/17/28	115	109
4.50%, 05/15/47	100	82
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (d)	200	180
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (h) (i) (j) (k)	1,390	73
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	133
6.13%, 06/15/33 (d)	200	157
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	259
3.88%, 06/12/30	330	276
8.25%, 01/20/34	225	243
7.13%, 01/20/37	115	114
Presidencia De La Nacion
1.00%, 07/09/29	153	34
0.50%, 07/09/30 (e)	1,489	341
1.13%, 07/09/35 (e)	402	86
2.00%, 01/09/38 (e)	189	53
Presidencia de la Republica de Colombia
5.20%, 05/15/49	150	100
Presidencia de la República de Colombia
3.00%, 01/30/30	350	264
3.13%, 04/15/31	115	85
7.38%, 09/18/37	30	27
6.13%, 01/18/41	10	8
5.00%, 06/15/45	190	124
4.13%, 05/15/51	50	29
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (d)	155	108
6.38%, 01/18/27 (d)	15	5
7.65%, 06/15/35 (j)	20	6
7.63%, 02/01/41 (d)	20	6
7.12%, 01/20/50 (d)	40	12
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	95	97
5.95%, 01/25/27 (d)	240	229
6.00%, 07/19/28 (d)	75	70
5.30%, 01/21/41 (d)	95	66
6.40%, 06/05/49 (d)	190	142
5.88%, 01/30/60 (d)	80	55
Saudi Arabia, Government of
3.63%, 03/04/28 (d)	65	64
3.25%, 10/22/30 (d)	385	362
2.25%, 02/02/33 (d)	200	166
4.50%, 10/26/46 (d)	125	114
4.63%, 10/04/47 (d)	110	102
3.75%, 01/21/55 (d)	100	82
4.50%, 04/22/60 (d)	300	275
South Africa, Parliament of
4.85%, 09/30/29	50	43
The Arab Republic of Egypt
7.50%, 01/31/27 (d)	625	488
5.80%, 09/30/27 (d)	200	141
7.60%, 03/01/29 (d)	105	77
8.70%, 03/01/49 (d)	250	151
The Democratic Socialist Republic of Sri Lanka
0.00%, 05/11/27 (d) (h) (i)	45	14
0.00%, 03/14/29 - 03/28/30 (d) (h) (i)	145	47
The Government of Barbados
6.50%, 10/01/29 (d)	190	176
The Government of the Republic of Armenia
7.15%, 03/26/25 (d)	55	54
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	165
The Philippines, Government of
3.56%, 09/29/32	200	185
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	143
8.50%, 10/12/35 (d)	165	208
6.63%, 02/17/37 (d)	30	33
7.75%, 01/17/38 (d)	160	191
5.25%, 01/17/42 (d)	45	44
6.75%, 01/15/44 (d)	70	80
5.13%, 01/15/45 (d)	85	81
5.95%, 01/08/46 (d)	220	230
4.35%, 01/11/48	90	79
4.20%, 10/15/50	1,515	1,303
The Republic of Korea, Government of
1.00%, 09/16/30	200	166
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	130	102
The Republic of Uzbekistan
4.75%, 02/20/24 (d)	45	43
3.70%, 11/25/30 (d)	200	145
Turkey Government International Bond
5.13%, 02/17/28	110	84
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23 (f)	105	103
5.75%, 03/22/24 - 05/11/47	135	100
6.35%, 08/10/24	200	185
4.25%, 03/13/25 - 04/14/26	245	206
6.38%, 10/14/25	30	27
4.75%, 01/26/26	260	216
4.88%, 10/09/26 - 04/16/43	355	254
6.13%, 10/24/28	75	59
6.00%, 01/14/41	35	22
Ukraine Government International Bond
1.26%, 05/31/40 (d) (g)	75	19
United Arab Emirates, Government of
4.05%, 07/07/32 (d)	200	202
		21,724
Municipal 0.5%
California, State of
7.63%, 03/01/40	1,390	1,879
Illinois, State of
5.10%, 06/01/33	2,535	2,550
6.63%, 02/01/35	310	330
7.35%, 07/01/35	610	665
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,150
		6,574
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 0.1%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	691	648
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	304	295
Series 2019-F-11, REMIC, 2.00%, (1 Month USD LIBOR + 0.40%), 01/20/49 (g)	214	214
Series 2019-NF-23, REMIC, 2.05%, (1 Month USD LIBOR + 0.45%), 02/20/49 (g)	116	116
Series 2019-FB-153, REMIC, 2.05%, (1 Month USD LIBOR + 0.45%), 12/20/49 (g)	513	514
		1,787
Total Government And Agency Obligations (cost $632,828)		575,094
CORPORATE BONDS AND NOTES 38.9%
Financials 14.9%
1MDB Global Investments Limited
4.40%, 03/09/23 (j)	1,000	968
Access Bank PLC
6.13%, 09/21/26 (d)	200	161
Acrisure, LLC
4.25%, 02/15/29 (d)	290	235
6.00%, 08/01/29 (d)	140	110
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	798
2.88%, 08/14/24 (f)	888	851
1.65%, 10/29/24	1,538	1,422
6.50%, 07/15/25	540	552
2.45%, 10/29/26	561	488
3.00%, 10/29/28	588	495
3.30%, 01/30/32	629	501
AIA Group Limited
3.38%, 04/07/30 (d) (f)	1,055	987
3.20%, 09/16/40 (d)	538	432
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,423
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	22
6.75%, 10/15/27 (d)	680	603
5.88%, 11/01/29 (d)	115	95
Ally Financial Inc.
4.70%, (100, 05/15/26) (l)	700	560
3.05%, 06/05/23	1,441	1,427
1.45%, 10/02/23	349	338
5.13%, 09/30/24	304	307
5.80%, 05/01/25	741	758
5.75%, 11/20/25	670	661
8.00%, 11/01/31	1,114	1,239
American International Group, Inc.
2.50%, 06/30/25	2,200	2,098
3.90%, 04/01/26	2,000	1,958
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	55	45
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,769
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	61
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	850	811
4.38%, 05/01/26 (d)	2,900	2,691
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (l)	120	105
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (l)	75	71
6.88%, (100, 07/06/22) (d) (l)	140	140
7.63%, (100, 01/10/28) (d) (l)	50	46
Bank of America Corporation
4.20%, 08/26/24	100	100
4.18%, 11/25/27	3,725	3,616
4.38%, 04/27/28	3,800	3,742
2.30%, 07/21/32	1,360	1,099
2.97%, 02/04/33	3,100	2,642
Barclays PLC
2.85%, 05/07/26 (m)	1,270	1,199
5.09%, 06/20/30 (m)	2,500	2,376
Bayer US Finance II LLC
3.88%, 12/15/23 (d)	1,900	1,899
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	40	37
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	65	65
5.13%, 01/18/33 (d)	50	43
Blackstone Private Credit Fund
4.70%, 03/24/25 (d)	4,923	4,742
BNP Paribas
3.38%, 01/09/25 (d) (m)	975	952
2.22%, 06/09/26 (d) (m)	1,123	1,039
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	50	39
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,163
2.64%, 03/03/26	644	609
3.65%, 05/11/27	2,113	2,010
4.93%, 05/10/28	2,117	2,098
3.27%, 03/01/30	2,123	1,882
CIT Group Inc.
3.93%, 06/19/24	185	184
Citigroup Inc.
4.60%, 03/09/26	309	310
3.40%, 05/01/26	2,425	2,343
4.30%, 11/20/26	200	197
3.07%, 02/24/28	4,000	3,707
2.67%, 01/29/31	2,300	1,954
4.41%, 03/31/31	1,522	1,458
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	65
Coinbase Global, Inc.
3.38%, 10/01/28 (d) (f)	235	147
3.63%, 10/01/31 (d)	540	302
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (m)	384	342
Corebridge Financial, Inc.
3.50%, 04/04/25 (d)	294	286
3.65%, 04/05/27 (d)	420	395
3.85%, 04/05/29 (d)	412	380
3.90%, 04/05/32 (d)	4,490	4,029
4.35%, 04/05/42 (d)	111	95
4.40%, 04/05/52 (d)	330	275
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,090
Credit Suisse Group AG
6.50%, 08/08/23 (d) (m)	400	400
4.21%, 06/12/24 (d)	1,000	992
2.59%, 09/11/25 (d) (m)	1,546	1,453
4.28%, 01/09/28 (d) (m)	2,059	1,928
3.87%, 01/12/29 (d) (m)	303	273
4.19%, 04/01/31 (d) (m)	1,376	1,221
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (m)	699	679
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,718
3.73%, 01/14/32 (m)	2,500	1,888
Discover Bank
4.68%, 08/09/28	2,000	1,961
Discover Financial Services
4.50%, 01/30/26	2,000	1,962
EG Global Finance PLC
6.75%, 02/07/25 (d)	441	415
8.50%, 10/30/25 (d)	234	227
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,710	1,488
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,841
4.69%, 06/09/25	160	153
5.13%, 06/16/25	120	115
2.70%, 08/10/26	200	171

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
4.27%, 01/09/27	80	72
4.95%, 05/28/27	1,700	1,578
4.13%, 08/17/27	165	145
5.11%, 05/03/29	355	318
Hightower Holdings LLC
6.75%, 04/15/29 (d)	290	218
HSBC Holdings PLC
4.95%, 03/31/30 (m)	205	202
HUB International Limited
7.00%, 05/01/26 (d)	85	80
5.63%, 12/01/29 (d)	80	67
Icahn Enterprises L.P.
4.75%, 09/15/24	185	173
6.25%, 05/15/26	2,085	1,951
5.25%, 05/15/27	390	345
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (d)	3,028	2,885
4.20%, 06/01/32 (d)	200	148
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (d) (l)	155	149
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	44
JBS Finance Luxembourg S.a r.l.
2.50%, 01/15/27 (d)	1,190	1,035
3.63%, 01/15/32 (d)	210	169
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,006
4.32%, 04/26/28	3,800	3,742
3.51%, 01/23/29	1,850	1,730
4.49%, 03/24/31	4,900	4,785
2.96%, 05/13/31	677	586
JSC Bank of Georgia
6.00%, 07/26/23 (d)	200	197
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	69
Lamar Funding Limited
3.96%, 05/07/25 (d)	145	138
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,187
MDGH - GMTN B.V
2.88%, 11/07/29 (d)	200	181
Moody's Corporation
3.75%, 03/24/25	728	727
Morgan Stanley
3.88%, 04/29/24	1,150	1,151
4.00%, 07/23/25	150	150
5.00%, 11/24/25	3,000	3,048
3.63%, 01/20/27	150	146
4.21%, 04/20/28	5,800	5,674
4.43%, 01/23/30	1,000	972
3.62%, 04/01/31	4,344	3,994
MSCI Inc.
3.25%, 08/15/33 (d)	75	60
NatWest Group PLC
3.07%, 05/22/28 (m)	712	645
NatWest Markets PLC
2.38%, 05/21/23 (d)	1,333	1,315
5.13%, 05/28/24	1,500	1,505
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (d) (l)	200	180
4.50%, (100, 08/27/25) (d) (l)	100	94
Nielsen Finance LLC
5.63%, 10/01/28 (d)	185	172
5.88%, 10/01/30 (d)	180	165
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (d) (h) (i)	570	147
Onemain Finance Corporation
3.50%, 01/15/27	180	144
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	85	85
5.00%, 10/19/25 (d)	50	51
Petrobras International Finance Co
6.88%, 01/20/40	70	66
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	965
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	963
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	35
Regions Bank
6.45%, 06/26/37	500	561
Ryan Specialty Group, LLC
4.38%, 02/01/30 (d)	135	117
SABIC Capital II B.V.
4.00%, 10/10/23 (d)	200	200
Sasol Financing USA LLC
5.88%, 03/27/24	130	127
Shriram Transport Finance Company Limited
4.15%, 07/18/25 (d)	200	175
Societe Generale
1.04%, 06/18/25 (d) (m)	2,800	2,616
1.49%, 12/14/26 (d)	1,483	1,308
Springleaf Finance Corporation
6.88%, 03/15/25	540	510
7.13%, 03/15/26	300	280
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (d)	1,275	1,275
Synchrony Financial
4.38%, 03/19/24	1,480	1,469
5.15%, 03/19/29	2,759	2,584
Tanger Properties Limited Partnership
3.13%, 09/01/26 (f)	3,000	2,810
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (d) (l)	200	49
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	617
The Goldman Sachs Group, Inc.
3.62%, 03/15/28	3,900	3,690
4.22%, 05/01/29	5,000	4,810
3.80%, 03/15/30	2,570	2,377
2.38%, 07/21/32	1,355	1,097
3.10%, 02/24/33	2,200	1,881
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	1,479	1,475
4.52%, 06/25/24 (m)	1,975	1,977
4.27%, 03/22/25 (m)	1,225	1,210
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	415
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (d)	25	24
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (h) (i) (j)	300	128
UBS Group AG
1.49%, 08/10/27 (d) (m)	836	729
Unum Group
4.00%, 06/15/29	1,500	1,407
5.75%, 08/15/42	1,500	1,401
Usiminas International S.A R.L.
5.88%, 07/18/26 (d)	125	123
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	464
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	160	128
Wells Fargo & Company
2.41%, 10/30/25	650	620
3.53%, 03/24/28	5,123	4,861
4.48%, 04/04/31	4,110	4,021
5.01%, 04/04/51	3,036	2,978
Westpac Banking Corporation
4.11%, 07/24/34 (m)	558	511
Ziggo B.V.
4.88%, 01/15/30 (d)	100	85
		195,788
Energy 5.6%
Apache Corporation
5.10%, 09/01/40	85	72
7.38%, 08/15/47	30	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	145
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	200	162
Cenovus Energy Inc.
4.25%, 04/15/27	4,345	4,251
2.65%, 01/15/32	1,400	1,161
6.75%, 11/15/39	278	297
5.40%, 06/15/47	149	144
3.75%, 02/15/52	140	108
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	215	212
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	100	85
3.25%, 01/31/32 (d)	95	75
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	34
6.38%, 06/15/26 (d)	295	273
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	34
CNX Resources Corporation
6.00%, 01/15/29 (d) (f)	45	42
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	50	44
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	103
5.88%, 01/15/30 (d)	60	52
Continental Resources, Inc.
4.50%, 04/15/23	876	879
5.75%, 01/15/31 (d)	280	270
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	848	755
6.00%, 02/01/29 (d)	100	87
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	31
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	184
5.75%, 02/15/28 (d)	285	256
DCP Midstream Operating, LP
5.38%, 07/15/25	400	391
5.63%, 07/15/27	230	223
Delek Group Ltd.
7.49%, 12/30/23	170	170
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	65	59
Devon Energy Corporation
5.25%, 10/15/27	62	62
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	85
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	200	171
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (d)	45	45
5.75%, 01/30/28 (d)	160	152
Energean Israel Finance Ltd
4.88%, 03/30/26 (j)	130	114
Energean PLC
6.50%, 04/30/27 (d)	200	178
Energy Transfer LP
4.20%, 09/15/23	1,775	1,779
5.50%, 06/01/27	1,400	1,421
5.25%, 04/15/29	3,925	3,889
3.75%, 05/15/30	327	294
5.30%, 04/15/47	700	608
6.00%, 06/15/48	490	462
5.00%, 05/15/50	930	791
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	230	154
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	180
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	182
EQM Midstream Partners, LP
7.50%, 06/01/27 (d)	195	188
6.50%, 07/01/27 (d)	115	107
4.50%, 01/15/29 (d)	100	81
EQT Corporation
3.90%, 10/01/27	165	154
5.00%, 01/15/29	65	63
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	77	65
2.63%, 03/31/36 (d)	240	194
Genesis Energy, L.P.
8.00%, 01/15/27	145	128
Geopark Limited
6.50%, 09/21/24 (d)	105	107
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	187	152
Halliburton Company
3.80%, 11/15/25	5	5
Hess Corporation
4.30%, 04/01/27	820	797
7.13%, 03/15/33	2,751	3,066
5.60%, 02/15/41	830	809
5.80%, 04/01/47	601	600
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	329
4.25%, 02/15/30 (d)	60	51
5.50%, 10/15/30 (d)	45	40
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (d)	200	176
Holly Energy Partners, L.P.
6.38%, 04/15/27 (d)	85	80
5.00%, 02/01/28 (d)	230	197
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (d)	60	58
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	170
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	89
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (d)	35	27
Kinetik Holdings LP
5.88%, 06/15/30 (d)	95	91
Kosmos Energy Ltd.
7.13%, 04/04/26 (d) (f)	345	291
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	73
Leviathan Bond Ltd
5.75%, 06/30/23 (j)	80	79
6.13%, 06/30/25 (j)	105	99
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	140	112
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	23
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	230	214
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	501
Mesquite Energy, Inc.
13.00%, 07/15/23 (j) (m) (n) (o)	52	254
13.00%, 07/15/23 (j) (m) (n) (o)	30	161
MPLX LP
4.80%, 02/15/29	500	496
4.50%, 04/15/38	675	590
4.70%, 04/15/48	325	274
Murphy Oil Corporation
5.88%, 12/01/27	220	205
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	326
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	198
Occidental Petroleum Corporation
5.55%, 03/15/26	595	592
3.50%, 08/15/29 (f)	175	156
8.88%, 07/15/30	125	144
7.50%, 05/01/31	3,780	4,073
7.88%, 09/15/31	35	38
6.45%, 09/15/36	1,450	1,510
4.30%, 08/15/39	60	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
6.20%, 03/15/40	60	59
6.60%, 03/15/46	1,375	1,460
4.40%, 04/15/46 - 08/15/49	305	246
4.10%, 02/15/47	240	185
4.20%, 03/15/48	115	89
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	195	162
PBF Holding Company LLC
9.25%, 05/15/25 (d)	585	612
6.00%, 02/15/28	170	144
PDC Energy, Inc.
5.75%, 05/15/26	50	47
PDV America, Inc.
9.25%, 08/01/24 (d)	90	88
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	281
Petrobras Global Finance B.V.
6.75%, 06/03/50	90	78
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (h) (i) (j) (k)	8,990	342
Petróleos Mexicanos
3.50%, 01/30/23	415	410
4.88%, 01/18/24 (f)	250	243
6.88%, 10/16/25	60	56
6.49%, 01/23/27	395	341
6.50%, 03/13/27 - 06/02/41	90	68
6.84%, 01/23/30	435	343
5.95%, 01/28/31	2,170	1,579
6.70%, 02/16/32	130	99
6.38%, 01/23/45	60	36
6.75%, 09/21/47	8,670	5,343
6.35%, 02/12/48	4,400	2,634
7.69%, 01/23/50	741	497
6.95%, 01/28/60	115	71
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	47
3.40%, 04/28/61 (d)	60	45
Phillips 66
3.70%, 04/06/23	67	67
3.85%, 04/09/25	87	87
Pioneer Natural Resources Company
0.25%, 05/15/25 (m)	203	442
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	794
4.50%, 12/15/26	1,450	1,424
3.55%, 12/15/29	188	166
PT Adaro Indonesia
4.25%, 10/31/24 (d)	165	156
Qatarenergy
1.38%, 09/12/26 (d)	325	293
2.25%, 07/12/31 (d)	240	205
3.30%, 07/12/51 (d)	200	154
Range Resources Corporation
4.88%, 05/15/25	155	151
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	200	183
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,202
Sanchez Energy Corporation
0.00%, 02/15/23 (d) (h) (i)	269	3
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	350	324
3.50%, 04/16/29 (d)	465	443
4.25%, 04/16/39 (d)	230	212
4.38%, 04/16/49 (d)	40	36
3.50%, 11/24/70 (d)	65	46
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	46
SM Energy Company
5.63%, 06/01/25	25	24
6.75%, 09/15/26	110	104
6.63%, 01/15/27	215	202
Southwestern Energy Company
4.75%, 02/01/32	95	81
Suek Securities Designated Activity Company
3.38%, 09/15/26 (d)	200	28
Sunnova Energy Corporation
5.88%, 09/01/26 (d) (f)	65	56
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	500
5.40%, 10/01/47	200	175
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	87
4.50%, 05/15/29	235	194
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (d)	500	486
6.00%, 12/31/30 (d)	195	163
Targa Resources Corp
6.50%, 07/15/27	400	409
5.50%, 03/01/30	50	48
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	94
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	104
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (d)	190	195
7.50%, 10/25/27 (d)	110	111
8.38%, 11/07/28 (d)	40	42
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,176
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	142
3.95%, 05/15/50	509	423
Transocean Inc
11.50%, 01/30/27 (d)	185	173
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	370	330
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	33
10.25%, 05/15/26 (d)	226	217
Valero Energy Corporation
2.85%, 04/15/25	34	33
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	210	179
4.13%, 08/15/31 (d)	110	94
Western Midstream Operating, LP
3.95%, 06/01/25	1,274	1,202
4.55%, 02/01/30 (e) (p)	4,580	3,957
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,260
YPF Sociedad Anonima
8.75%, 04/04/24 (d)	192	158
8.50%, 03/23/25 (d)	183	142
		74,144
Communication Services 3.6%
Acuris Finance
5.00%, 05/01/28 (d)	100	83
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	455	391
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	161
5.75%, 08/15/29 (d)	220	176
Altice France Holding S.A.
5.13%, 01/15/29 (d)	270	205
Altice France S.A.
6.00%, 02/15/28 (d) (f)	725	500
AT&T Inc.
4.35%, 03/01/29	450	443
4.30%, 02/15/30	415	404
2.55%, 12/01/33	238	193
4.90%, 08/15/37	400	399
3.80%, 12/01/57	4,900	3,800
Axian Telecom
7.38%, 02/16/27 (d)	200	192
B2W Digital Lux S.a r.l.
4.38%, 12/20/30 (d)	200	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Baidu, Inc.
1.72%, 04/09/26	240	219
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (d)	130	132
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	1,295	1,162
Cable Onda, S.A.
4.50%, 01/30/30 (d)	200	167
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	37
5.63%, 09/15/28 (d)	35	27
CCO Holdings, LLC
5.13%, 05/01/27 (d)	285	269
5.00%, 02/01/28 (d)	645	593
4.75%, 03/01/30 (d)	180	154
4.50%, 08/15/30 (d)	110	92
4.50%, 05/01/32	225	182
4.50%, 06/01/33 (d)	190	151
CenturyLink, Inc.
5.63%, 04/01/25	405	384
5.13%, 12/15/26 (d)	500	421
6.88%, 01/15/28	10	9
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,117
4.91%, 07/23/25	1,700	1,703
4.40%, 04/01/33	487	434
5.38%, 05/01/47	1,000	854
5.25%, 04/01/53	5,987	5,075
5.50%, 04/01/63	487	413
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (d)	45	35
Comcast Corporation
4.25%, 10/15/30	1,075	1,059
Commscope, Inc.
7.13%, 07/01/28 (d) (f)	150	114
4.75%, 09/01/29 (d)	145	116
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	55	44
CSC Holdings, LLC
5.50%, 04/15/27 (d)	200	181
5.75%, 01/15/30 (d)	585	426
4.13%, 12/01/30 (d)	190	148
4.50%, 11/15/31 (d)	150	116
CT Trust
5.13%, 02/03/32 (d)	200	160
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	460	117
Digicel Group Limited
6.75%, 03/01/23 (d)	50	30
DISH DBS Corporation
7.75%, 07/01/26	500	388
Dish Network Corporation
2.38%, 03/15/24 (f) (m)	205	182
3.38%, 08/15/26 (m)	697	470
Fox Corporation
4.03%, 01/25/24	650	650
4.71%, 01/25/29	550	540
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	9
6.00%, 01/15/30 (d) (f)	115	89
8.75%, 05/15/30 (d)	120	121
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	585	527
5.00%, 05/01/28 (d)	140	120
6.75%, 05/01/29 (d)	100	82
Gray Television, Inc.
4.75%, 10/15/30 (d)	90	70
GTH Finance B.V.
7.25%, 04/26/23 (d)	95	77
IHS Holding Limited
5.63%, 11/29/26 (d)	200	164
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (d)	340	281
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (d)	400	335
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	163
3.63%, 01/15/29 (d)	35	27
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	175
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (m)	53	55
Lumen Technologies Inc.
5.38%, 06/15/29 (d)	135	107
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	38
3.63%, 10/01/31 (d)	140	110
Millicom International Cellular SA
5.13%, 01/15/28 (d)	135	115
4.50%, 04/27/31 (d)	200	148
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	60	58
6.50%, 10/13/26 (d)	70	69
Network I2I Limited
3.98%, (100, 03/03/26) (d) (l)	50	42
5.65%, (100, 01/15/25) (d) (l)	120	111
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	54
6.00%, 02/15/28 (d) (f)	35	26
10.75%, 06/01/28 (d)	280	252
Ooredoo International Finance Limited
2.63%, 04/08/31 (d)	200	174
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	207
6.50%, 09/15/28 (d)	290	224
Roblox Corporation
3.88%, 05/01/30 (d)	230	186
Rogers Communications Inc.
3.20%, 03/15/27 (d)	626	594
3.80%, 03/15/32 (d)	546	500
Sable International Finance Limited
5.75%, 09/07/27 (d)	120	110
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	371
4.13%, 07/01/30 (d)	55	46
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	390
5.50%, 09/01/41	2,000	1,748
Sprint Corporation
6.88%, 11/15/28	665	701
8.75%, 03/15/32	655	790
TEGNA Inc.
4.75%, 03/15/26 (d)	200	194
Telecom Italia S.p.A.
5.30%, 05/30/24 (d)	130	125
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	55	51
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	46
3.98%, 04/11/29 (d)	40	38
2.39%, 06/03/30 (d)	65	54
2.88%, 04/22/31 (d) (f)	200	172
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	96
The Walt Disney Company
3.80%, 03/22/30	1,450	1,401
4.70%, 03/23/50	1,045	1,031
T-Mobile US, Inc.
2.63%, 04/15/26	195	177
3.75%, 04/15/27	870	837
4.75%, 02/01/28	65	63
3.38%, 04/15/29	100	88
3.88%, 04/15/30	335	313
4.38%, 04/15/40	40	36
4.50%, 04/15/50	40	35
Univision Communications Inc.
6.63%, 06/01/27 (d)	515	491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
4.50%, 05/01/29 (d)	120	104
Verizon Communications Inc.
3.00%, 03/22/27	184	175
2.10%, 03/22/28	914	812
2.55%, 03/21/31	846	724
4.86%, 08/21/46	580	572
5.01%, 04/15/49	138	140
2.99%, 10/30/56	2,128	1,478
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	170
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	182
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	188
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	157	113
4.38%, 04/15/29 (d)	100	68
VTR Finance B.V.
6.38%, 07/15/28 (d)	70	51
Windstream Escrow, LLC
7.75%, 08/15/28 (d) (f)	410	330
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	79
6.13%, 03/01/28 (d)	90	65
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	427
		47,862
Real Estate 2.7%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	395
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,218
4.55%, 10/01/29	189	180
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,955
CBRE Services, Inc.
2.50%, 04/01/31	819	667
CoreCivic, Inc.
4.63%, 05/01/23	300	299
Corporate Office Properties Trust
2.25%, 03/15/26	257	233
2.75%, 04/15/31	187	151
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	93
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	203
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	104
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	191
3.10%, 02/15/30	193	166
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,400
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,280
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	112
Kilroy Realty, L.P.
4.75%, 12/15/28	925	906
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	903
4.50%, 04/01/27	5,000	4,757
3.63%, 10/01/29	852	723
3.38%, 02/01/31	3,626	2,941
3.25%, 04/15/33	978	741
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	160
Realogy Group LLC
5.25%, 04/15/30 (d)	185	137
Realty Income Corporation
3.40%, 01/15/28	238	225
2.20%, 06/15/28	133	117
3.25%, 01/15/31	156	142
2.85%, 12/15/32	164	141
Retail Properties of America, Inc.
4.75%, 09/15/30	58	54
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,073
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	127
5.50%, 12/15/27	80	65
4.38%, 02/15/30	170	115
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	186
Store Capital Corporation
2.75%, 11/18/30	329	268
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	199
2.70%, 07/15/31	617	497
Tanger Properties Limited Partnership
2.75%, 09/01/31	1,630	1,278
The GEO Group, Inc.
5.88%, 10/15/24	40	36
6.00%, 04/15/26 (f)	185	151
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	151
Uniti Group Inc.
7.88%, 02/15/25 (d)	1,325	1,279
4.75%, 04/15/28 (d)	85	70
6.00%, 01/15/30 (d)	260	180
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	966
4.75%, 11/15/30	1,439	1,409
VICI Properties Inc.
5.63%, 05/01/24 (d)	200	198
3.50%, 02/15/25 (d)	5	5
4.63%, 06/15/25 (d)	55	52
4.50%, 09/01/26 (d)	365	336
4.25%, 12/01/26 (d)	120	110
4.63%, 12/01/29 (d)	150	135
VICI Properties L.P.
4.38%, 05/15/25	112	110
4.75%, 02/15/28	969	926
4.95%, 02/15/30	1,407	1,330
5.13%, 05/15/32	140	132
Vornado Realty L.P.
2.15%, 06/01/26	271	241
		35,219
Consumer Staples 2.5%
Adecoagro S.A.
6.00%, 09/21/27 (d)	150	137
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	2,690
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	936
4.90%, 02/01/46	1,025	967
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	3,935
4.75%, 01/23/29	1,750	1,782
3.50%, 06/01/30	500	469
4.35%, 06/01/40	500	448
4.60%, 04/15/48 - 06/01/60	5,750	5,055
4.50%, 06/01/50	500	449
5.80%, 01/23/59	1,000	1,045
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	48
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,534
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (d)	90	85
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	183
Camposol SA
6.00%, 02/03/27 (d)	50	42
Central American Bottling Corporation
5.25%, 04/27/29 (d)	70	62

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	201
Cosan Overseas Limited
8.25%, (100, 11/05/22) (j) (l)	190	189
Darling Ingredients Inc.
6.00%, 06/15/30 (d)	60	60
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	161
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	200	173
JBS USA Food Company
5.13%, 02/01/28 (d)	515	502
6.50%, 04/15/29 (d)	102	104
5.50%, 01/15/30 (d)	1,080	1,025
3.00%, 05/15/32 (d)	5,280	4,064
5.75%, 04/01/33 (d)	1,060	1,009
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	46
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	200	166
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	230	221
Performance Food Group, Inc.
6.88%, 05/01/25 (d)	210	209
5.50%, 10/15/27 (d)	180	167
4.25%, 08/01/29 (d)	50	42
Pilgrim's Pride Corporation
4.25%, 04/15/31 (d)	195	163
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	66
5.50%, 12/15/29 (d)	246	220
4.63%, 04/15/30 (d)	95	80
Reynolds American Inc.
4.45%, 06/12/25	325	324
5.85%, 08/15/45	1,000	844
Safeway Inc.
4.63%, 01/15/27 (d)	40	36
3.50%, 03/15/29 (d)	140	113
4.88%, 02/15/30 (d)	330	281
Sysco Corporation
5.95%, 04/01/30 (p)	332	354
6.60%, 04/01/50 (p)	500	576
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	176
The Coca-Cola Company
3.38%, 03/25/27	893	885
Treehouse Foods, Inc.
4.00%, 09/01/28 (f)	145	118
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	245	174
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	90
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	114
4.63%, 06/01/30 (d) (f)	45	38
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	89
		32,960
Consumer Discretionary 2.4%
Adtalem Global Education Inc.
5.50%, 03/01/28 (d)	154	138
Affinity Gaming
6.88%, 12/15/27 (d)	90	76
Alibaba Group Holding Limited
2.13%, 02/09/31	65	54
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	127
5.00%, 02/01/28 (d) (f)	365	334
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (d)	60	50
5.00%, 02/15/32 (d)	65	53
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	40
At Home Group, Inc.
4.88%, 07/15/28 (d)	50	37
AutoNation, Inc.
4.75%, 06/01/30 (p)	117	110
AutoZone, Inc.
3.63%, 04/15/25 (f)	164	162
4.00%, 04/15/30	762	723
1.65%, 01/15/31	1,000	785
Azul Investments LLP
5.88%, 10/26/24 (d)	170	129
7.25%, 06/15/26 (d) (f)	200	140
Booking Holdings Inc.
0.75%, 05/01/25 (f) (m)	62	74
Boyd Gaming Corporation
4.75%, 12/01/27	185	167
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d) (f)	110	86
Callaway Golf Company
2.75%, 05/01/26 (m)	51	70
Carnival Corporation
10.50%, 02/01/26 - 06/01/30 (d)	505	472
7.63%, 03/01/26 (d)	125	98
4.00%, 08/01/28 (d)	135	111
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (d)	90	66
Carvana Co.
5.88%, 10/01/28 (d)	85	54
10.25%, 05/01/30 (d)	145	119
Century Communities, Inc.
3.88%, 08/15/29 (d) (p)	110	86
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (h) (i) (n)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d) (f)	95	68
Dana Incorporated
4.50%, 02/15/32	95	70
Discovery Communications, LLC
3.63%, 05/15/30	539	479
4.65%, 05/15/50	1,453	1,143
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	335	323
8.13%, 07/01/27 (d) (f)	305	294
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	72
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	205	175
6.75%, 01/15/30 (d)	120	92
Foot Locker, Inc.
4.00%, 10/01/29 (d)	50	38
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	416
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	918
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	160
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	300
Hasbro, Inc.
3.00%, 11/19/24 (p)	610	596
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	81
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (d)	55	45
JD.com, Inc.
3.38%, 01/14/30 (f)	185	169
Kontoor Brands, Inc.
4.13%, 11/15/29 (d)	30	24
L Brands, Inc.
7.50%, 06/15/29	115	105
6.63%, 10/01/30 (d)	320	276
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	245	157
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Levi Strauss & Co.
3.50%, 03/01/31 (d)	100	82
Life Time, Inc.
5.75%, 01/15/26 (d)	100	90
Lowe`s Companies, Inc.
3.35%, 04/01/27 (f)	89	86
4.50%, 04/15/30	549	543
3.75%, 04/01/32	3,974	3,688
4.25%, 04/01/52	1,117	967
4.45%, 04/01/62	1,267	1,083
Magallanes, Inc.
3.43%, 03/15/24 (d)	540	529
3.64%, 03/15/25 (d)	296	287
3.76%, 03/15/27 (d)	579	543
4.05%, 03/15/29 (d)	201	184
4.28%, 03/15/32 (d)	1,014	906
5.05%, 03/15/42 (d)	474	403
5.14%, 03/15/52 (d)	5,149	4,323
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	79
7.88%, 05/01/29 (d)	180	119
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (d)	27	27
4.50%, 06/15/29 (d)	90	75
Mattel, Inc.
5.88%, 12/15/27 (d)	50	49
McDonald's Corporation
3.50%, 07/01/27	243	238
MCE Finance Limited
5.75%, 07/21/28 (d)	110	70
5.38%, 12/04/29 (d)	95	57
Meituan
2.13%, 10/28/25 (d) (f)	200	180
3.05%, 10/28/30 (d) (f)	200	149
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	106
NagaCorp Ltd.
7.95%, 07/06/24 (j)	200	179
NCL Corporation Ltd.
3.63%, 12/15/24 (d) (f)	515	433
5.88%, 03/15/26 - 02/15/27 (d)	180	150
NCL Finance, Ltd.
6.13%, 03/15/28 (d) (f)	40	29
Newell Brands Inc.
5.63%, 04/01/36 (e) (p)	25	22
Party City Holdings Inc.
8.75%, 02/15/26 (d)	45	30
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	74
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (d)	55	58
Prosus N.V.
3.68%, 01/21/30 (d)	45	36
4.19%, 01/19/32 (d)	200	161
Real Hero Merger
6.25%, 02/01/29 (d)	30	23
Rent-A-Center, Inc.
6.38%, 02/15/29 (d) (f)	30	23
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d) (f)	60	60
4.38%, 01/15/28 (d)	170	150
4.00%, 10/15/30 (d)	300	241
Rivian Holdings LLC
7.55%, (6 Month USD LIBOR + 6.00%), 10/15/26 (d) (g)	645	613
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	40	40
9.13%, 06/15/23 (d)	60	60
11.50%, 06/01/25 (d)	170	175
5.50%, 08/31/26 (d)	230	169
5.38%, 07/15/27 (d)	85	62
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	70
6.13%, 07/01/29 (d)	45	35
6.00%, 12/01/29 (d)	65	51
Station Casinos LLC
4.50%, 02/15/28 (d)	430	363
Studio City Company Limited
7.00%, 02/15/27 (d)	85	73
Tempur Sealy International, Inc.
3.88%, 10/15/31 (d)	95	71
The Gap, Inc.
3.88%, 10/01/31 (d) (f)	95	66
Thor Industries, Inc.
4.00%, 10/15/29 (d)	120	95
TopBuild Corp.
4.13%, 02/15/32 (d)	195	153
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,106
Tupy Overseas S.A.
4.50%, 02/16/31 (d)	200	155
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (d) (m)	58	51
Victoria's Secret & Co.
4.63%, 07/15/29 (d)	65	49
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	149
Volkswagen Group of America, Inc.
3.13%, 05/12/23 (d)	782	776
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	140
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	220
5.25%, 05/15/27 (d) (f)	160	137
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (d)	155	151
Yum! Brands, Inc.
4.63%, 01/31/32	195	172
		32,127
Utilities 1.8%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (d)	20	21
4.00%, 10/03/49 (d)	125	111
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (d)	200	158
Alabama Power Company
3.05%, 03/15/32 (f)	873	796
Berkshire Hathaway Energy Company
4.05%, 04/15/25	1,784	1,798
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	35	32
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,338
Comision Federal de Electricidad
4.69%, 05/15/29 (d)	200	179
Duke Energy Corporation
2.45%, 06/01/30	427	360
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	172
2.78%, 01/07/32 (d)	659	540
ESKOM Holdings
6.75%, 08/06/23 (d)	365	339
7.13%, 02/11/25 (d)	45	38
6.35%, 08/10/28 (d)	75	67
Exelon Corporation
2.75%, 03/15/27 (d)	193	181
4.05%, 04/15/30	250	240
3.35%, 03/15/32 (d)	2,834	2,539
4.70%, 04/15/50	111	104
4.10%, 03/15/52 (d)	174	149
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	188	138
InterGen N.V.
7.00%, 06/30/23 (d)	1,020	966
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	130	105
NiSource Inc.
2.95%, 09/01/29	1,265	1,120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	32
3.63%, 02/15/31 (d)	85	67
Pacific Gas And Electric Company
5.00%, 07/01/28 (f)	860	739
5.25%, 07/01/30 (f)	705	580
4.95%, 07/01/50	450	357
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	70
Promigas SA ESP
3.75%, 10/16/29 (d)	75	61
Puget Energy, Inc.
4.10%, 06/15/30	516	480
4.22%, 03/15/32	2,096	1,930
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	111	100
The AES Corporation
3.30%, 07/15/25 (d)	1,317	1,245
3.95%, 07/15/30 (d)	1,148	1,032
2.45%, 01/15/31	4,200	3,380
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	179
The Southern Company
3.25%, 07/01/26	1,850	1,772
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	132
5.00%, 07/31/27 (d)	430	390
		24,037
Industrials 1.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	393
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	163
5.13%, 08/11/61 (d)	200	158
Air Lease Corporation
3.38%, 07/01/25	961	905
3.75%, 06/01/26	3,475	3,271
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	87	72
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	41
APX Group, Inc.
6.75%, 02/15/27 (d)	210	197
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	51
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (d)	35	30
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	110	93
Artera Services, LLC
9.03%, 12/04/25 (d)	120	97
ASGN Incorporated
4.63%, 05/15/28 (d)	465	400
Bombardier Inc.
7.50%, 03/15/25 (d)	82	74
7.13%, 06/15/26 (d)	760	620
7.88%, 04/15/27 (d)	290	241
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d)	625	469
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	90	69
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	156
4.13%, 04/15/29 (d)	245	217
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	132
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (d)	80	61
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (d)	45	42
DAE Funding LLC
1.55%, 08/01/24 (d)	200	186
DP World UAE Region FZE
5.63%, 09/25/48 (d)	35	33
Dycom Industries, Inc.
4.50%, 04/15/29 (d)	150	131
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	155
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	44
FTI Consulting, Inc.
2.00%, 08/15/23 (m)	37	66
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	118
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	38
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d)	60	52
Howmet Aerospace Inc.
5.95%, 02/01/37	10	9
HTA Group Limited
7.00%, 12/18/25 (d)	130	109
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	29
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (d)	25	23
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	58
5.88%, 06/30/29 (d)	555	423
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (d)	200	189
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	21
Moog Inc.
4.25%, 12/15/27 (d)	95	82
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	96
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	315	295
OI European Group B.V.
4.75%, 02/15/30 (d)	95	80
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	4,025
Pike Corporation
5.50%, 09/01/28 (d)	565	452
Pitney Bowes Inc.
6.88%, 03/15/27 (d)	50	40
7.25%, 03/15/29 (d) (f)	100	76
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	140	126
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	21
Seaspan Corporation
5.50%, 08/01/29 (d)	140	111
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	132
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	25	24
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	140
The Boeing Company
5.04%, 05/01/27 (p)	555	548
5.15%, 05/01/30 (p)	555	533
5.71%, 05/01/40 (p)	560	523
5.81%, 05/01/50 (p)	1,300	1,191
5.93%, 05/01/60 (p)	560	507
TMS International Corp.
6.25%, 04/15/29 (d)	70	51
TransDigm Inc.
8.00%, 12/15/25 (d)	10	10
6.38%, 06/15/26	365	342
7.50%, 03/15/27	60	57
5.50%, 11/15/27	830	707
4.88%, 05/01/29	200	163
TransDigm UK Holdings PLC
6.88%, 05/15/26	65	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	1,036	977
8.50%, 08/15/27 (d)	110	104
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	100	82
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	100	89
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (d)	475	424
Vertiv Group Corporation
4.13%, 11/15/28 (d)	230	187
Victors Merger Corporation
6.38%, 05/15/29 (d) (f)	150	94
XPO Logistics, Inc.
6.25%, 05/01/25 (d)	124	123
		22,109
Health Care 1.6%
180 Medical, Inc.
3.88%, 10/15/29 (d)	200	173
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	79
Avantor Funding, Inc.
4.63%, 07/15/28 (d)	285	261
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	130	114
9.25%, 04/01/26 (d)	400	286
5.25%, 01/30/30 (d)	215	112
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (d)	95	37
Cano Health, LLC
6.25%, 10/01/28 (d)	25	21
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	250	206
3.50%, 04/01/30 (d)	85	70
Centene Corporation
4.25%, 12/15/27	540	504
2.45%, 07/15/28	1,240	1,034
4.63%, 12/15/29	840	783
3.38%, 02/15/30	495	420
2.63%, 08/01/31	520	416
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	18
3.75%, 03/15/29 (d)	70	61
Cigna Holding Company
4.38%, 10/15/28	1,900	1,884
4.90%, 12/15/48	1,000	959
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	625	569
5.63%, 03/15/27 (d)	145	123
6.00%, 01/15/29 (d)	145	119
6.88%, 04/15/29 (d)	120	77
6.13%, 04/01/30 (d)	405	247
5.25%, 05/15/30 (d)	210	160
4.75%, 02/15/31 (d)	100	74
CVS Health Corporation
3.00%, 08/15/26	92	88
3.63%, 04/01/27	259	252
4.78%, 03/25/38	550	520
DaVita Inc.
4.63%, 06/01/30 (d)	450	351
Elanco Animal Health
5.77%, 08/28/23 (e) (p)	550	556
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	410	290
HCA Inc.
5.88%, 02/15/26 - 02/01/29	1,698	1,707
5.63%, 09/01/28	783	771
3.50%, 09/01/30	888	757
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	35
Humana Inc.
3.70%, 03/23/29	350	332
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	76
ModivCare Inc.
5.00%, 10/01/29 (d)	40	32
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	215	182
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	280	239
5.25%, 10/01/29 (d) (f)	110	91
Organon & Co.
4.13%, 04/30/28 (d)	60	53
5.13%, 04/30/31 (d)	350	302
Owens & Minor, Inc.
4.50%, 03/31/29 (d) (f)	60	49
Radiology Partners, Inc.
9.25%, 02/01/28 (d)	225	169
RP Escrow Issuer LLC
5.25%, 12/15/25 (d)	270	234
Surgery Center Holdings Inc.
6.75%, 07/01/25 (d) (f)	195	179
Tenet Healthcare Corporation
4.88%, 01/01/26 (d)	100	92
6.25%, 02/01/27 (d)	270	250
5.13%, 11/01/27 (d)	500	452
4.63%, 06/15/28 (d)	70	61
6.13%, 10/01/28 (d)	285	245
4.25%, 06/01/29 (d)	200	169
4.38%, 01/15/30 (d)	105	89
Viatris Inc.
1.65%, 06/22/25	147	133
2.70%, 06/22/30	3,945	3,170
3.85%, 06/22/40	325	229
4.00%, 06/22/50	560	373
		21,335
Information Technology 1.3%
Arches Buyer Inc.
4.25%, 06/01/28 (d)	60	49
6.13%, 12/01/28 (d) (f)	20	16
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	221
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	31
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	77
Broadcom Inc.
1.95%, 02/15/28 (d)	271	231
2.45%, 02/15/31 (d)	2,643	2,120
2.60%, 02/15/33 (d)	2,342	1,807
3.50%, 02/15/41 (d)	1,862	1,407
3.75%, 02/15/51 (d)	874	648
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	174
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	55
4.88%, 07/01/29 (d)	60	49
Dell International L.L.C.
5.45%, 06/15/23 (p)	300	303
5.85%, 07/15/25 (p)	182	188
6.02%, 06/15/26 (p)	250	259
6.10%, 07/15/27 (p)	334	350
6.20%, 07/15/30 (p)	289	301
Elastic N.V.
4.13%, 07/15/29 (d)	50	42
Entegris Escrow Corporation
5.95%, 06/15/30 (d)	185	176
Entegris, Inc.
3.63%, 05/01/29 (d)	250	209
Fair Isaac Corporation
4.00%, 06/15/28 (d)	110	97
Gartner, Inc.
3.75%, 10/01/30 (d)	95	82
II-VI Incorporated
5.00%, 12/15/29 (d)	420	368
KBR, Inc.
2.50%, 11/01/23 (m)	60	115

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	170
MicroStrategy Incorporated
6.13%, 06/15/28 (d) (f)	205	163
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	350	292
On Semiconductor Corporation
1.63%, 10/15/23 (m)	24	59
3.88%, 09/01/28 (d)	110	97
Open Text Corporation
3.88%, 02/15/28 (d)	105	93
Oracle Corporation
1.65%, 03/25/26	954	854
2.80%, 04/01/27	991	906
2.30%, 03/25/28	1,508	1,297
2.88%, 03/25/31	1,920	1,583
3.60%, 04/01/40	990	739
Rackspace Technology, Inc.
3.50%, 02/15/28 (d)	295	231
5.38%, 12/01/28 (d) (f)	120	79
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	500	470
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	97
Twilio Inc.
3.63%, 03/15/29	70	59
3.88%, 03/15/31 (f)	75	62
Viavi Solutions Inc.
3.75%, 10/01/29 (d) (p)	185	156
Virtusa Corporation
7.13%, 12/15/28 (d)	55	44
		16,826
Materials 0.8%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	90
Allegheny Technologies Incorporated
5.88%, 12/01/27 (f)	391	343
4.88%, 10/01/29	45	36
5.13%, 10/01/31	30	24
Antofagasta PLC
2.38%, 10/14/30 (d)	200	156
Ball Corporation
3.13%, 09/15/31	140	113
Big River Steel LLC
6.63%, 01/31/29 (d)	220	206
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	22
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (d)	100	15
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (l)	200	170
3.88%, 07/11/31 (d)	200	151
Cerdia Finanz GmbH
10.50%, 02/15/27 (d)	90	74
CF Industries, Inc.
4.95%, 06/01/43	5	4
5.38%, 03/15/44	525	490
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (d)	826	852
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d) (f)	100	88
4.88%, 03/01/31 (d) (f)	100	88
Commercial Metals Company
4.13%, 01/15/30	45	38
4.38%, 03/15/32	45	37
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	35	32
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (d)	155	144
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	22
3.15%, 01/14/30 (d)	60	52
3.70%, 01/30/50 (d)	140	104
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	45	36
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	161
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	50	49
ERO Copper Corp.
6.50%, 02/15/30 (d)	330	265
First Quantum Minerals Ltd
7.50%, 04/01/25 (d)	50	47
6.88%, 03/01/26 - 10/15/27 (d)	300	274
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	5
Fresnillo PLC
4.25%, 10/02/50 (d)	200	147
GCM Mining Corp.
6.88%, 08/09/26 (d)	140	110
Glatfelter Corporation
4.75%, 11/15/29 (d)	75	52
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	100	100
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	96
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (d)	145	142
JSW Steel Limited
3.95%, 04/05/27 (d)	200	161
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	226
LSB Industries, Inc.
6.25%, 10/15/28 (d)	190	168
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	95	96
Mercer International Inc.
5.13%, 02/01/29	100	86
Methanex Corporation
5.13%, 10/15/27	285	254
5.25%, 12/15/29	135	114
5.65%, 12/01/44	95	67
Metinvest B.V.
7.75%, 04/23/23 (d)	175	104
Mineral Resources Limited
8.00%, 11/01/27 (d)	140	137
Nexa Resources S.A.
6.50%, 01/18/28 (d)	120	115
Novelis Corporation
3.88%, 08/15/31 (d)	90	69
Nufarm Australia Limited
5.00%, 01/27/30 (d)	370	314
OCP S.A.
5.63%, 04/25/24 (d)	140	142
4.50%, 10/22/25 (d)	25	25
3.75%, 06/23/31 (d)	335	253
Office Cherifien Des Phosphates
6.88%, 04/25/44 (d)	20	17
Olin Corporation
5.00%, 02/01/30	270	234
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	157
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (d)	125	111
2.88%, 05/11/31 (d)	70	56
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (d)	155	153
PT Freeport Indonesia
4.76%, 04/14/27 (d)	200	192
6.20%, 04/14/52 (d)	200	173
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (d)	25	25
5.45%, 05/15/30 (d)	100	94
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	80
Sasol Financing USA LLC
4.38%, 09/18/26	200	175

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (d)	50	16
Stillwater Mining Company
4.00%, 11/16/26 (d)	200	166
The Chemours Company
5.38%, 05/15/27 (f)	490	439
5.75%, 11/15/28 (d)	515	439
The Scotts Miracle-Gro Company
4.38%, 02/01/32	100	76
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	100	89
Valvoline, Inc.
4.25%, 02/15/30 (d)	215	179
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	40	35
W. R. Grace Holdings LLC
4.88%, 06/15/27 (d)	300	261
5.63%, 08/15/29 (d)	90	66
		10,399
Total Corporate Bonds And Notes (cost $568,033)		512,806
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.9%
Aaset 2021-1 Trust
Series 2021-A-1A, 2.95%, 11/16/41	846	739
Aaset 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28	1,565	1,377
AASET 2022-1 LLC
Series 2022-A-1A, 6.00%, 05/16/29	1,900	1,827
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (e)	763	594
Series 2019-B-2, 4.46%, 10/16/26 (e)	220	120
Series 2020-A-1A, 3.35%, 01/15/27 (e)	232	196
Series 2020-B-1A, 4.34%, 01/15/27 (e)	160	76
Aimco CLO 11 Ltd
Series 2020-AR-11A, 2.17%, (3 Month USD LIBOR + 1.13%), 10/17/34 (g)	582	559
Aimco CLO 14 Ltd
Series 2021-A-14A, 2.05%, (3 Month USD LIBOR + 0.99%), 04/20/34 (g)	1,573	1,502
AIMCO CLO Series 2018-B
Series 2018-AR-BA, 2.14%, (3 Month USD LIBOR + 1.10%), 01/15/32 (g)	571	556
Allegro CLO Ltd
Series 2022-A-1A, 2.70%, (SOFR 90-Day Average + 1.50%), 07/20/35 (g)	893	870
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 2.20%, (3 Month USD LIBOR + 1.14%), 07/20/34 (g)	716	689
AMMC CLO XI Limited
Series 2012-A1R2-11A, 2.30%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (g)	1,000	977
Ares LIV CLO Ltd
Series 2019-A-54A, 2.36%, (3 Month USD LIBOR + 1.32%), 10/15/32 (g)	778	760
Ares LIX CLO Ltd
Series 2021-A-59A, 2.21%, (3 Month USD LIBOR + 1.03%), 04/25/34 (g)	521	500
Ares LV CLO Ltd
Series 2020-A1R-55A, 2.17%, (3 Month USD LIBOR + 1.13%), 07/17/34 (g)	908	879
Ares LVIII CLO Ltd
Series 2020-AR-58A, 2.18%, (3 Month Term SOFR + 1.33%), 01/16/35 (g)	1,109	1,063
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 2.11%, (3 Month USD LIBOR + 1.07%), 04/17/34 (g)	2,135	2,055
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 2.29%, (3 Month USD LIBOR + 1.25%), 04/18/33 (g)	303	295
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	506
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,225
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	93
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (g)	100	86
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 1.93%, (SOFR 30-Day Average + 1.15%), 01/18/39 (g)	617	597
Series 2022-B-DKLX, REMIC, 2.33%, (SOFR 30-Day Average + 1.55%), 01/18/39 (g)	117	113
Series 2022-C-DKLX, REMIC, 2.93%, (SOFR 30-Day Average + 2.15%), 01/18/39 (g)	100	97
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	86
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (g)	3,200	88
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 2.19%, (3 Month USD LIBOR + 1.15%), 10/15/36 (g)	589	569
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 2.28%, (3 Month USD LIBOR + 1.22%), 01/20/32 (g)	1,300	1,272
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 2.20%, (3 Month USD LIBOR + 1.02%), 04/25/34 (g)	1,146	1,105
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 2.15%, (3 Month Term SOFR + 1.30%), 01/17/35 (g)	1,132	1,092
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (g)	106	105
Interest Only, Series 2019-XA-B12, REMIC, 1.18%, 08/16/52 (g)	7,146	349
Interest Only, Series 2019-XA-B14, REMIC, 0.91%, 12/15/62 (g)	4,949	178
Bethpage Park CLO Ltd
Series 2021-A-1A, 2.17%, (3 Month USD LIBOR + 1.13%), 10/15/36 (g)	888	855
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 3.37%, (1 Month USD LIBOR + 2.05%), 11/15/22 (g)	592	580
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,201	1,066
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 3.18%, (1 Month Term SOFR + 1.90%), 04/15/24 (g)	2,225	2,183
Series 2022-B-OANA, REMIC, 3.73%, (1 Month Term SOFR + 2.45%), 04/15/24 (g)	591	573
Bristol Park CLO LTD
Series 2016-AR-1A, 2.03%, (3 Month USD LIBOR + 0.99%), 04/16/29 (g)	908	894
BX 2021-PAC Mortgage Trust
Series 2021-B-PAC, REMIC, 1.45%, (1 Month USD LIBOR + 0.90%), 11/15/38 (g)	180	170
Series 2021-A-PAC, REMIC, 2.01%, (1 Month USD LIBOR + 0.69%), 11/15/38 (g)	1,203	1,143
Series 2021-C-PAC, REMIC, 2.42%, (1 Month USD LIBOR + 1.10%), 11/15/38 (g)	241	225
Series 2021-D-PAC, REMIC, 2.62%, (1 Month USD LIBOR + 1.30%), 11/15/38 (g)	234	216
Series 2021-E-PAC, REMIC, 3.27%, (1 Month USD LIBOR + 1.95%), 11/15/38 (g)	813	757
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 10/15/36 (g)	376	366
Series 2019-C-XL, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 10/15/36 (g)	473	458
Series 2019-D-XL, REMIC, 2.77%, (1 Month USD LIBOR + 1.45%), 10/15/36 (g)	670	648
Series 2019-E-XL, REMIC, 3.12%, (1 Month USD LIBOR + 1.80%), 10/15/36 (g)	3,066	2,959
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 2.35%, (SOFR 30-Day Average + 1.01%), 02/16/27 (g)	1,454	1,396
Series 2022-B-LP2, REMIC, 2.65%, (SOFR 30-Day Average + 1.31%), 02/16/27 (g)	438	416
Series 2022-C-LP2, REMIC, 2.90%, (SOFR 30-Day Average + 1.56%), 02/16/27 (g)	438	412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2022-D-LP2, REMIC, 3.29%, (SOFR 30-Day Average + 1.96%), 02/16/27 (g)	438	407
BX Trust
Series 2018-A-EXCL, REMIC, 2.41%, (1 Month USD LIBOR + 1.09%), 09/15/37 (g)	1,276	1,239
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 2.82%, (1 Month Term SOFR + 1.49%), 04/15/37 (g)	1,197	1,167
Series 2022-B-IND, REMIC, 3.27%, (1 Month Term SOFR + 1.94%), 04/15/37 (g)	610	592
Series 2022-C-IND, REMIC, 3.62%, (1 Month Term SOFR + 2.29%), 04/15/37 (g)	138	132
Series 2022-D-IND, REMIC, 4.17%, (1 Month Term SOFR + 2.84%), 04/15/37 (g)	115	110
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	265	245
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 2.11%, (3 Month USD LIBOR + 1.05%), 04/20/34 (g)	6,596	6,309
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 2.16%, (3 Month USD LIBOR + 1.10%), 10/20/32 (g)	710	689
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 2.31%, (3 Month USD LIBOR + 1.13%), 10/25/34 (g)	542	521
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 1.94%, (3 Month Term SOFR + 1.32%), 04/20/35 (g)	1,052	1,007
Cent CLO
Series 2021-A1-31A, 2.26%, (3 Month USD LIBOR + 1.20%), 04/20/34 (g)	1,270	1,224
Series 2022-A1-32A, 0.00%, (3 Month Term SOFR + 1.70%), 07/20/34 (g)	1,282	1,270
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,489	1,308
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (g)	585	574
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 2.44%, (1 Month USD LIBOR + 1.12%), 06/17/24 (g)	1,439	1,401
Series 2019-B-CHC, REMIC, 2.82%, (1 Month USD LIBOR + 1.50%), 06/15/34 (g)	236	228
Series 2019-C-CHC, REMIC, 3.07%, (1 Month USD LIBOR + 1.75%), 06/15/34 (g)	267	257
CIM Retail Portfolio Trust 2021-RETL
Series 2021-C-RETL, REMIC, 3.62%, (1 Month USD LIBOR + 2.30%), 08/15/23 (g)	49	48
Series 2021-D-RETL, REMIC, 4.37%, (1 Month USD LIBOR + 3.05%), 08/15/23 (g)	165	159
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.18%, 08/11/56 (g)	3,480	184
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 2.23%, (3 Month USD LIBOR + 1.17%), 10/20/34 (g)	882	848
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 2.37%, (3 Month USD LIBOR + 1.31%), 01/20/34 (g)	1,720	1,675
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	177
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 2.75%, (1 Month USD LIBOR + 1.43%), 05/15/36 (g)	125	122
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 2.55%, (1 Month USD LIBOR + 1.23%), 05/15/36 (g)	646	631
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	297	271
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 2.19%, (3 Month USD LIBOR + 1.15%), 10/15/35 (g)	798	769
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 2.21%, (3 Month USD LIBOR + 1.15%), 10/20/34 (g)	1,176	1,135
Dryden 78 CLO Ltd
Series 2020-A-78A, 2.22%, (3 Month USD LIBOR + 1.18%), 04/18/33 (g)	600	583
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 2.26%, (3 Month USD LIBOR + 1.22%), 01/18/32 (g)	917	897
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 2.61%, (3 Month USD LIBOR + 1.13%), 02/20/35 (g)	457	440
Dryden 98 CLO Ltd
Series 2022-A-98A, 1.68%, (SOFR 90-Day Average + 1.30%), 04/20/35 (g)	591	568
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 2.29%, (3 Month USD LIBOR + 1.25%), 01/17/34 (g)	270	262
Eaton Vance CLO 2019-1 Ltd
Series 2019-AR-1A, 2.14%, (3 Month USD LIBOR + 1.10%), 04/15/31 (g)	646	630
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 2.19%, (3 Month USD LIBOR + 1.15%), 01/16/35 (g)	1,020	986
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 2.03%, (1 Month USD LIBOR + 0.70%), 11/15/38 (g)	1,641	1,567
Enterprise Fleet Financing, LLC
Series 2021-A2-1, REMIC, 0.44%, 06/20/24	578	561
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 07/17/23 (g)	567	552
Series 2021-B-ESH, REMIC, 2.70%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	323	313
Series 2021-C-ESH, REMIC, 3.02%, (1 Month USD LIBOR + 1.70%), 07/17/23 (g)	238	230
Series 2021-D-ESH, REMIC, 3.57%, (1 Month USD LIBOR + 2.25%), 07/17/23 (g)	478	461
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 2.49%, (3 Month USD LIBOR + 1.08%), 11/16/34 (g)	1,000	969
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 2.15%, (3 Month USD LIBOR + 1.11%), 07/19/34 (g)	651	628
Flatiron CLO Ltd
Series 2020-A-1A, 2.78%, (3 Month USD LIBOR + 1.30%), 11/21/33 (g)	1,494	1,452
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 10/15/36 (g)	710	677
Series 2021-B-IP, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 10/15/36 (g)	110	104
Series 2021-C-IP, REMIC, 2.87%, (1 Month USD LIBOR + 1.55%), 10/15/36 (g)	100	93
Invesco CLO Ltd
Series 2021-A-3A, 2.27%, (3 Month USD LIBOR + 1.13%), 10/23/34 (g)	621	596
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	333
KKR CLO 41 Ltd
Series 2022-A1-41A, 1.71%, (SOFR 90-Day Average + 1.33%), 12/31/35 (g)	1,373	1,318
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 2.02%, (1 Month USD LIBOR + 0.70%), 03/15/23 (g)	1,055	1,011
Series 2021-B-BMR, REMIC, 2.20%, (1 Month USD LIBOR + 0.88%), 03/15/23 (g)	255	244
Series 2021-C-BMR, REMIC, 2.42%, (1 Month USD LIBOR + 1.10%), 03/15/23 (g)	160	152
Series 2021-D-BMR, REMIC, 2.72%, (1 Month USD LIBOR + 1.40%), 03/15/23 (g)	223	211
Series 2021-E-BMR, REMIC, 3.07%, (1 Month USD LIBOR + 1.75%), 03/15/23 (g)	195	182
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 2.08%, (SOFR 30-Day Average + 1.30%), 05/17/38 (g)	2,042	1,991
Series 2022-B-BMR2, REMIC, 2.58%, (SOFR 30-Day Average + 1.79%), 05/17/38 (g)	1,221	1,184
Series 2022-C-BMR2, REMIC, 2.87%, (SOFR 30-Day Average + 2.09%), 05/17/38 (g)	684	660
Series 2022-D-BMR2, REMIC, 3.32%, (SOFR 30-Day Average + 2.54%), 05/17/38 (g)	608	581

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lucali Limited
Series 2020-A-1A, 2.25%, (3 Month USD LIBOR + 1.21%), 01/18/33 (g)	640	624
Madison Park Funding LII Ltd
Series 2021-A-52A, 2.24%, (3 Month USD LIBOR + 1.10%), 01/22/35 (g)	994	953
Madison Park Funding Ltd
Series 2021-A-50A, 2.18%, (3 Month USD LIBOR + 1.14%), 04/19/34 (g)	1,340	1,300
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 2.06%, (3 Month USD LIBOR + 0.92%), 01/24/28 (g)	627	618
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 2.16%, (3 Month USD LIBOR + 1.12%), 07/17/34 (g)	653	633
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 2.34%, (3 Month USD LIBOR + 1.20%), 01/22/31 (g)	290	278
Magnetite CLO Ltd
Series 2021-A-30A, 2.31%, (3 Month USD LIBOR + 1.13%), 10/25/34 (g)	1,072	1,035
Magnetite XXI, Limited
Series 2019-AR-21A, 2.08%, (3 Month USD LIBOR + 1.02%), 04/20/34 (g)	920	887
Magnetite XXIII Ltd
Series 2019-AR-23A, 2.31%, (3 Month USD LIBOR + 1.13%), 01/25/35 (g)	731	704
Magnetite XXIX, Limited
Series 2021-A-29A, 2.03%, (3 Month USD LIBOR + 0.99%), 01/17/34 (g)	1,150	1,121
Magnetite XXVII Ltd
Series 2020-AR-27A, 2.20%, (3 Month USD LIBOR + 1.14%), 10/20/34 (g)	250	241
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 2.02%, (1 Month USD LIBOR + 0.70%), 07/17/23 (g)	603	575
Milos CLO Ltd
Series 2017-AR-1A, 2.13%, (3 Month USD LIBOR + 1.07%), 10/21/30 (g)	915	898
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,107
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (g)	168	159
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (g)	161	151
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/36 (g)	900	868
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 2.87%, (1 Month USD LIBOR + 1.25%), 12/25/28 (g)	6,992	6,920
Navient Student Loan Trust
Series 2016-A-7A, 2.77%, (1 Month USD LIBOR + 1.15%), 12/25/28 (g)	3,126	3,133
Peace Park CLO Ltd
Series 2021-A-1A, 1.38%, (3 Month USD LIBOR + 1.13%), 10/20/34 (g)	898	870
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,428	1,401
Series 2022-A2I-1A, 3.25%, 12/07/26	686	617
Series 2022-A2II-1A, 4.01%, 12/07/26	613	546
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	644	583
Prima Capital CRE Securitization
Series 2021-A-9A, 2.38%, 12/15/37 (g)	70	70
Prima Capital CRE Securitization 2021-1X
Series 2021-B-9A, 2.73%, 12/15/37 (g)	313	312
Rockland Park Limited
Series 2021-A-1A, 1.37%, (3 Month USD LIBOR + 1.12%), 04/20/34 (g)	1,241	1,204
RR 7 Ltd
Series 2019-A1AB-7A, 1.52%, (3 Month Term SOFR + 1.34%), 01/15/37 (g)	1,141	1,099
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	668	592
Series 2020-B-1A, 4.34%, 03/15/27	234	166
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	869
Series 2020-2C-1, 1.88%, 01/15/26	365	331
Series 2020-2C-2, 2.33%, 01/15/28	279	249
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (e)	700	620
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 3.28%, (1 Month Term SOFR + 2.00%), 02/15/24 (g)	278	272
Series 2022-C-TFLM, REMIC, 3.93%, (1 Month Term SOFR + 2.65%), 02/15/24 (g)	145	142
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 2.05%, (1 Month USD LIBOR + 0.73%), 11/15/23 (g)	1,105	1,050
Series 2021-C-MFP, REMIC, 2.20%, (1 Month USD LIBOR + 1.33%), 11/15/23 (g)	393	368
Series 2021-B-MFP, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 11/15/23 (g)	633	597
Series 2021-D-MFP, REMIC, 2.45%, (1 Month USD LIBOR + 1.58%), 11/15/23 (g)	258	241
Stratus CLO 2022-1 Ltd
Series 2022-A-1A, 0.00%, (3 Month Term SOFR + 1.75%), 07/20/30 (g)	250	248
Symphony CLO XIX Ltd
Series 2018-A-19A, 2.00%, (3 Month USD LIBOR + 0.96%), 04/16/31 (g)	559	546
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 2.02%, (3 Month USD LIBOR + 0.98%), 04/19/34 (g)	1,153	1,108
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 2.14%, (3 Month USD LIBOR + 1.08%), 04/20/33 (g)	2,158	2,087
Symphony CLO XXXII
Series 2022-A1-32A, 1.97%, (3 Month Term SOFR + 1.32%), 04/23/35 (g)	1,176	1,124
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (e)	1,378	1,219
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (e)	1,006	888
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	36	36
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	857
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	57
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 2.19%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	1,175	1,135
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 2.20%, (3 Month USD LIBOR + 1.16%), 07/19/34 (g)	598	579
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 2.21%, (3 Month USD LIBOR + 1.15%), 10/20/34 (g)	1,189	1,146
Wells Fargo Commercial Mortgage Trust
Series 2021-A-FCMT, REMIC, 2.52%, (1 Month USD LIBOR + 1.20%), 05/15/24 (g)	688	661
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	559
Total Non-U.S. Government Agency Asset-Backed Securities (cost $135,944)		130,301
SENIOR FLOATING RATE INSTRUMENTS 6.8%
Consumer Discretionary 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 11/14/26 (g)	244	232
19th Holdings Golf, LLC
2022 Term Loan B, 4.49%, (SOFR + 3.25%), 01/27/29 (g)	105	99
Academy, Ltd.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 11/05/27 (g)	187	177
ACProducts, Inc.
2021 Term Loan B, 4.75%, (6 Month USD LIBOR + 4.25%), 05/17/28 (g)	149	114
Adient US LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/28 (g)	94	87

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Adtalem Global Education Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 4.00%), 02/11/28 (g) (q)	80	76
2021 Term Loan B, 5.60%, (1 Month USD LIBOR + 4.00%), 02/11/28 (g)	93	89
Advantage Sales & Marketing, Inc.
2021 Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 10/28/27 (g)	381	350
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.83%, (SOFR + 3.75%), 06/17/28 (g)	76	69
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 6.26%, (1 Month USD LIBOR + 4.75%), 02/01/26 (g)	59	53
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/30/28 (g)	167	159
Anastasia Parent, LLC
2018 Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 08/03/25 (g)	242	192
AP Core Holdings II, LLC
Amortization Term Loan B1, 6.56%, (1 Month USD LIBOR + 5.50%), 07/21/27 (g)	53	50
High-Yield Term Loan B2, 6.56%, (1 Month USD LIBOR + 5.50%), 07/21/27 (g)	175	165
Apro, LLC
2021 Term Loan, 5.38%, (3 Month USD LIBOR + 3.75%), 11/14/26 (g)	157	147
Aramark Services, Inc.
2019 Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 12/04/26 (g)	117	110
2021 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 04/06/28 (g)	85	81
Arcis Golf LLC
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 11/24/28 (g)	155	149
At Home Group Inc.
Term Loan B, 4.97%, (3 Month USD LIBOR + 4.00%), 12/31/24 (g)	140	108
Authentic Brands
2021 Delayed Draw Term Loan , 0.00%, (SOFR + 3.50%), 12/08/28 (g) (q)	282	263
2021 Delayed Draw Term Loan B2, 0.00%, (SOFR + 3.50%), 12/08/28 (g) (q)	44	41
Bombardier Recreational Products, Inc.
2020 Term Loan, 3.06%, (1 Month USD LIBOR + 2.00%), 05/24/27 (g)	54	50
BrightView Landscapes, LLC
2022 Term Loan B, 4.28%, (1 Month Term SOFR + 3.25%), 04/14/29 (g)	150	143
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 12/23/24 (g)	777	747
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (g)	928	893
Callaway Golf Company
Term Loan B, 5.56%, (1 Month USD LIBOR + 4.50%), 12/31/25 (g)	229	226
Canada Goose Inc.
2021 Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 10/07/27 (g)	64	61
Canister International Group Inc.
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.75%), 12/21/26 (g)	122	117
Carnival Corporation
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (g)	132	123
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (g)	244	218
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 5.18%, (1 Month USD LIBOR + 3.50%), 02/07/26 (g)	171	162
2021 Incremental Term Loan, 4.78%, (SOFR + 3.75%), 12/30/28 (g)	100	94
City Football Group Limited
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/08/28 (g) (q)	205	188
Term Loan, 4.60%, (3 Month USD LIBOR + 3.50%), 07/08/28 (g)	384	351
Clarios Global LP
2021 USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/26 (g)	127	119
Crocs Inc
Term Loan B, 4.03%, (3 Month Term SOFR + 3.50%), 01/27/29 (g)	2	1
Term Loan B, 4.45%, (3 Month Term SOFR + 3.50%), 01/27/29 (g)	598	544
CWGS Group, LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g) (q)	175	155
2021 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g)	15	14
2021 Term Loan B, 3.82%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g)	177	157
Dave & Buster's Inc.
Term Loan , 0.00%, (SOFR + 5.00%), 06/23/29 (g) (q)	95	90
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 02/01/24 (g)	700	681
Driven Holdings, LLC
Term Loan B, 3.52%, (3 Month USD LIBOR + 3.00%), 11/17/28 (g)	35	33
ECL Entertainment, LLC
Term Loan, 8.56%, (3 Month USD LIBOR + 7.50%), 03/31/28 (g)	79	77
Empire Today, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (g)	79	61
Employbridge LLC
2021 Term Loan B, 5.76%, (3 Month USD LIBOR + 4.75%), 07/16/28 (g)	144	131
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 03/08/24 (g)	484	358
2017 2nd Lien Term Loan, 8.01%, (3 Month USD LIBOR + 7.00%), 09/08/24 (g)	30	22
ERM Emerald US Inc.
USD Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/24/26 (g)	50	47
Fertitta Entertainment, LLC
2022 Term Loan B, 0.00%, (SOFR + 4.00%), 01/13/29 (g) (q)	210	193
2022 Term Loan B, 5.03%, (SOFR + 4.00%), 01/13/29 (g)	1,278	1,176
Flynn Restaurant Group LP
2021 Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 11/22/28 (g)	45	42
Four Seasons Hotels Limited
New 1st Lien Term Loan, 3.06%, (1 Month USD LIBOR + 2.00%), 11/30/23 (g)	176	174
Franchise Group Intermediate Holdco, LLC
2021 Term Loan , 6.23%, (SOFR + 4.75%), 11/22/23 (g) (n)	5	4
2021 First Out Term Loan B, 6.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (g)	254	231
Galaxy US Opco Inc.
Term Loan, 5.78%, (1 Month Term SOFR + 4.75%), 04/19/29 (g)	90	85
Global Education Management Systems Establishment
Term Loan, 6.57%, (3 Month USD LIBOR + 5.00%), 07/30/26 (g)	214	202
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 4.63%, (1 Month USD LIBOR + 3.00%), 06/10/24 (g)	518	504
Great Outdoors Group, LLC
2021 Term Loan B1, 0.00%, (1 Month USD LIBOR + 3.75%), 02/26/28 (g) (q)	—	—
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 02/26/28 (g)	3,042	2,765
Groupe Solmax Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/30/24 (g) (q)	15	13
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Term Loan, 4.75%, (3 Month USD LIBOR + 4.75%), 12/30/24 (g)	23	21
Term Loan, 5.76%, (3 Month USD LIBOR + 4.75%), 12/30/24 (g)	62	54
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.74%, (3 Month USD LIBOR + 2.25%), 03/16/27 (g)	94	90
Hayward Industries, Inc.
2021 Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 05/14/28 (g)	134	127
Herschend Entertainment Company, LLC
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 08/18/28 (g)	55	52
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 05/20/28 (g)	528	493
J&J Ventures Gaming, LLC
Term Loan, 5.06%, (3 Month USD LIBOR + 4.00%), 04/07/28 (g)	109	104
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.96%, (3 Month USD LIBOR + 4.75%), 06/30/28 (g)	89	62
JP Intermediate B, LLC
Term Loan, 6.74%, (3 Month USD LIBOR + 5.50%), 11/20/25 (g)	155	125
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (g)	68	61
KNS Acquisition Corp.
Term Loan, 7.26%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g)	69	62
KUEHG Corp.
2018 Incremental Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 02/21/25 (g)	237	220
Lakeshore Intermediate LLC
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/20/28 (g)	55	52
LaserShip, Inc.
2021 Term Loan, 5.25%, (6 Month USD LIBOR + 4.50%), 04/30/28 (g)	99	88
LBM Acquisition LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 12/08/27 (g)	79	64
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 9.51%, (1 Month USD LIBOR + 8.50%), 03/13/25 (g) (n)	2	2
2020 Incremental Term Loan, 9.54%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g) (n)	36	35
2020 Incremental Term Loan, 10.07%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g) (n)	36	35
Les Schwab Tire Centers
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/26/27 (g)	153	143
LIDS Holdings, Inc.
Term Loan, 6.50%, (SOFR + 5.50%), 12/03/26 (g) (n)	150	147
MajorDrive Holdings IV LLC
Term Loan B, 5.63%, (3 Month USD LIBOR + 4.00%), 05/12/28 (g)	94	84
Mattress Firm Inc
2021 Term Loan B, 5.64%, (3 Month USD LIBOR + 4.25%), 09/21/28 (g)	100	86
Michaels Companies, Inc.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 04/08/28 (g)	188	154
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 10.50%, (PRIME + 5.75%), 12/16/25 (g)	92	84
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (g)	210	207
Motel 6
Term Loan B, 6.12%, (1 Month USD LIBOR + 5.00%), 09/09/26 (g)	70	68
Naked Juice LLC
Term Loan, 4.00%, (SOFR + 3.25%), 01/20/29 (g)	195	181
2nd Lien Term Loan, 6.75%, (SOFR + 6.00%), 01/25/30 (g) (n)	55	50
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 10.44%, (3 Month USD LIBOR + 8.25%), 06/02/26 (g)	69	59
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 7.82%, (3 Month USD LIBOR + 6.25%), 03/01/26 (g)	119	107
Pacific Bells, LLC
Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 4.50%), 10/12/28 (g) (q)	3	3
Term Loan B, 5.84%, (3 Month USD LIBOR + 4.50%), 10/12/28 (g)	144	133
PCI Gaming Authority
Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 05/15/26 (g)	69	66
Penn National Gaming, Inc.
2022 Term Loan B, 3.88%, (1 Month Term SOFR + 2.75%), 04/13/29 (g)	65	62
Perrigo Investments, LLC
Term Loan B, 3.65%, (3 Month Term SOFR + 2.50%), 04/05/29 (g)	130	125
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 02/25/28 (g)	89	84
Pure Fishing, Inc.
Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 12/14/25 (g)	123	104
Recorded Books Inc.
2021 Term Loan, 5.51%, (3 Month USD LIBOR + 4.00%), 08/29/25 (g)	60	57
Red Planet Borrower, LLC
Term Loan B, 4.76%, (1 Month USD LIBOR + 3.75%), 09/23/28 (g)	104	91
Restoration Hardware, Inc.
Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 10/15/28 (g)	129	113
2022 Incremental Term Loan, 4.59%, (1 Month Term SOFR + 3.25%), 10/20/28 (g)	425	378
Rodan & Fields, LLC
2018 Term Loan B, 5.32%, (1 Month USD LIBOR + 4.00%), 06/07/25 (g)	78	43
Samsonite International S.A.
2020 Incremental Term Loan B2, 4.06%, (1 Month USD LIBOR + 3.00%), 04/25/25 (g)	83	81
Scientific Games Holdings LP
2022 USD Term Loan B, 4.18%, (SOFR + 3.50%), 02/03/29 (g)	150	139
Scientific Games International, Inc.
2022 USD Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 04/07/29 (g) (q)	60	57
2022 USD Term Loan, 4.36%, (3 Month Term SOFR + 3.00%), 04/07/29 (g)	205	194
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 08/12/28 (g)	84	79
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/16/27 (g)	185	184
SMG US Midco 2, Inc.
2020 Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 01/23/25 (g)	49	46
Sotheby's
2021 Term Loan B, 5.54%, (3 Month USD LIBOR + 4.50%), 01/15/27 (g)	64	61
Specialty Building Products Holdings, LLC
2021 Term Loan B, 5.35%, (1 Month USD LIBOR + 3.75%), 10/05/28 (g)	70	61
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/26/28 (g) (q)	180	165
2021 Term Loan, 5.61%, (3 Month USD LIBOR + 4.00%), 02/26/28 (g)	505	464
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 05/20/28 (g)	342	315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 6.75%, (3 Month Term SOFR + 6.00%), 03/24/28 (g)	87	84
2022 Term Loan, 7.20%, (3 Month Term SOFR + 6.00%), 03/24/28 (g)	3	3
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.26%, (3 Month USD LIBOR + 2.25%), 06/29/25 (g)	254	241
Station Casinos LLC
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 01/30/27 (g)	308	290
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, (1 Month USD LIBOR + 3.25%), 06/24/28 (g) (q)	7	6
2021 Delayed Draw Term Loan , 4.24%, (1 Month USD LIBOR + 3.25%), 06/24/28 (g)	2	2
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 06/24/28 (g)	54	46
Thor Industries, Inc.
2021 USD Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 02/01/26 (g)	96	93
TKC Holdings, Inc.
2021 Term Loan, 7.00%, (3 Month USD LIBOR + 5.50%), 05/03/28 (g)	133	125
Tory Burch LLC
Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 04/14/28 (g)	209	186
Truck Hero, Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.50%), 01/20/28 (g)	123	110
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 4.37%, (3 Month USD LIBOR + 3.25%), 08/05/28 (g)	254	235
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (g)	95	89
United PF Holdings, LLC
2019 1st Lien Term Loan, 5.01%, (3 Month USD LIBOR + 4.00%), 12/30/26 (g)	405	369
2020 Incremental Term Loan, 9.51%, (3 Month USD LIBOR + 8.50%), 12/30/26 (g) (n)	29	29
Victoria's Secret & Co.
Term Loan B, 4.54%, (3 Month USD LIBOR + 3.25%), 06/30/28 (g)	154	147
Weber-Stephen Products LLC
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 10/20/27 (g)	101	92
WH Borrower, LLC
Term Loan, 6.75%, (SOFR + 5.50%), 02/09/27 (g)	145	138
Whatabrands LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 07/21/28 (g)	353	330
WOOF Holdings, Inc
1st Lien Term Loan, 5.81%, (3 Month USD LIBOR + 3.75%), 12/16/27 (g)	223	208
Wyndham Hotels & Resorts, Inc.
Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/29/25 (g)	150	145
		23,253
Information Technology 1.1%
A&V Holdings Midco, LLC
2020 Term Loan B, 6.87%, (6 Month USD LIBOR + 5.38%), 03/10/27 (g) (n)	177	173
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/26/24 (g)	120	108
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (g)	55	47
AppLovin Corporation
2018 Term Loan B, 4.31%, (3 Month USD LIBOR + 3.25%), 08/18/25 (g)	345	329
2021 Term Loan B, 4.06%, (3 Month USD LIBOR + 3.00%), 10/25/28 (g)	85	80
Aptean, Inc.
2019 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 04/23/26 (g)	123	116
Arches Buyer Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 12/06/27 (g)	161	147
Array Technologies, Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (g)	275	253
Ascend Learning, LLC
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 11/18/28 (g)	378	348
2021 2nd Lien Term Loan, 6.81%, (1 Month USD LIBOR + 5.75%), 11/18/29 (g)	10	9
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.06%, (1 Month USD LIBOR + 2.00%), 11/14/25 (g)	233	232
CCC Intelligent Solutions Inc.
Term Loan, 3.26%, (3 Month USD LIBOR + 2.25%), 09/16/28 (g)	75	71
CDK Global, Inc.
Term Loan , 0.00%, (SOFR + 4.50%), 06/09/29 (g) (q)	410	386
Ceridian HCM Holding Inc.
2018 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 04/05/25 (g)	181	171
CMG Media Corporation
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/26 (g)	508	467
CommScope, Inc.
2019 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 02/07/26 (g)	397	355
ConnectWise, LLC
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 09/23/28 (g)	184	168
CoreLogic, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/14/28 (g)	263	218
DCert Buyer, Inc.
2019 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 07/31/26 (g)	468	446
2021 2nd Lien Term Loan, 8.06%, (1 Month USD LIBOR + 7.00%), 02/16/29 (g)	140	130
Dotdash Meredith Inc
Term Loan B, 5.15%, (SOFR + 4.00%), 11/23/28 (g)	259	241
Emerald TopCo Inc
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/16/26 (g)	—	—
Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 07/16/26 (g)	171	160
Entegris, Inc.
Term Loan , 0.00%, (SOFR + 3.00%), 03/02/29 (g) (q)	325	314
Epicor Software Corporation
2020 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 07/21/27 (g)	217	205
Flexera Software LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 01/26/28 (g) (q)	60	57
2021 Term Loan B, 5.37%, (3 Month USD LIBOR + 3.75%), 01/26/28 (g)	98	92
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 2.81%, (1 Month USD LIBOR + 1.75%), 02/15/24 (g)	184	178
2021 Term Loan B4, 3.06%, (1 Month USD LIBOR + 2.00%), 08/10/27 (g)	123	117
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 5.06%, (1 Month USD LIBOR + 4.00%), 10/08/27 (g)	173	165
GT Polaris, Inc.
2021 Term Loan, 4.99%, (3 Month USD LIBOR + 3.75%), 09/24/27 (g)	128	120
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/01/24 (g)	310	299
II-VI Inc.
2021 Bridge Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 12/08/28 (g) (q)	375	359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 5.13%, (3 Month Term SOFR + 4.00%), 12/31/24 (g)	74	70
Imprivata, Inc
Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 11/24/27 (g)	124	119
Indy US Bidco, LLC
2021 USD Term Loan, 4.77%, (1 Month USD LIBOR + 3.75%), 03/06/28 (g)	33	30
2021 USD Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 03/06/28 (g)	56	52
LHS Borrower, LLC
2022 Term Loan B, 5.88%, (SOFR + 4.75%), 02/02/29 (g)	165	142
MA FinanceCo., LLC
2020 USD Term Loan B, 5.92%, (3 Month USD LIBOR + 4.25%), 05/28/25 (g)	48	44
Maxar Technologies Inc
Term Loan , 0.00%, (SOFR + 4.25%), 06/09/29 (g) (q)	120	114
McAfee, LLC
2022 USD Term Loan B, 5.15%, (SOFR + 4.00%), 02/03/29 (g)	70	64
MH Sub I, LLC
2017 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.50%), 08/09/24 (g)	232	218
2020 Incremental Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/15/24 (g)	373	351
2021 2nd Lien Term Loan, 0.00%, (1 Month USD LIBOR + 6.25%), 02/12/29 (g) (q)	55	52
2021 2nd Lien Term Loan, 7.31%, (1 Month USD LIBOR + 6.25%), 02/12/29 (g)	45	42
MKS Instruments, Inc.
Term Loan , 0.00%, (SOFR + 2.75%), 04/08/29 (g) (q)	325	310
Motus, LLC
2021 Term Loan, 5.20%, (1 Month USD LIBOR + 4.00%), 11/02/28 (g)	45	42
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 09/04/25 (g)	24	23
NEXUS Buyer LLC
2021 Second Lien Term Loan, 7.44%, (1 Month USD LIBOR + 6.25%), 10/29/29 (g)	60	56
NortonLifeLock Inc.
Term Loan , 0.00%, (SOFR + 2.00%), 01/28/29 (g) (q)	355	336
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (g) (q)	6	5
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (g)	919	861
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.99%, (3 Month USD LIBOR + 3.75%), 07/25/26 (g) (n)	69	66
Project Boost Purchaser, LLC
2019 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 05/22/26 (g)	54	50
Proofpoint, Inc.
1st Lien Term Loan, 4.82%, (3 Month USD LIBOR + 3.25%), 06/09/28 (g)	389	361
Rackspace Technology Global, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 02/02/28 (g) (q)	25	23
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (g)	312	283
RealPage, Inc
1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 02/18/28 (g)	194	179
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 05/21/25 (g)	173	164
Term Loan , 0.00%, (SOFR + 4.50%), 03/17/29 (g) (q)	75	71
Sabre GLBL Inc.
2021 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/27 (g)	48	45
2021 Term Loan B2, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/27 (g)	76	71
Seattle Spinco, Inc.
USD Term Loan B3, 3.81%, (1 Month USD LIBOR + 2.75%), 04/19/24 (g)	175	166
2022 USD Term Loan B5, 5.61%, (SOFR + 4.00%), 01/13/27 (g)	813	738
Signal Parent, Inc
Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/24/28 (g)	158	121
Sophia, L.P.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 10/07/27 (g)	292	271
2022 Incremental Term Loan B, 5.28%, (SOFR + 4.25%), 10/07/27 (g) (n)	30	29
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 02/27/25 (g)	209	198
SS&C Technologies Inc.
2018 Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 02/27/25 (g)	257	244
2018 Term Loan B5, 2.81%, (1 Month USD LIBOR + 1.75%), 04/15/25 (g)	116	110
Tempo Acquisition LLC
2022 Term Loan B, 0.00%, (SOFR + 3.00%), 08/31/28 (g) (q)	80	76
2022 Term Loan B, 4.03%, (SOFR + 3.00%), 08/31/28 (g)	227	215
TTM Technologies, Inc.
2017 Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 09/28/24 (g)	96	94
Ultimate Software Group Inc (The)
Term Loan B, 4.76%, (1 Month USD LIBOR + 3.75%), 04/08/26 (g)	233	220
2021 Term Loan, 4.21%, (3 Month USD LIBOR + 3.25%), 05/03/26 (g)	908	849
2021 2nd Lien Term Loan, 6.21%, (3 Month USD LIBOR + 5.25%), 05/03/27 (g)	205	189
Virgin Pulse, Inc.
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 4.00%), 03/30/28 (g) (q)	50	42
2021 Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 03/30/28 (g)	74	63
VM Consolidated, Inc.
2021 Term Loan B, 3.60%, (6 Month USD LIBOR + 3.25%), 03/19/28 (g)	182	173
WEX Inc.
2021 Term Loan, 3.31%, (1 Month USD LIBOR + 2.25%), 04/01/28 (g)	69	66
		14,669
Industrials 1.0%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (g)	255	243
ADS Tactical, Inc.
2021 Term Loan B, 7.35%, (1 Month USD LIBOR + 5.75%), 03/04/28 (g)	143	130
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (g)	110	101
AIT Worldwide Logistics, Inc
2021 Term Loan, 5.72%, (3 Month USD LIBOR + 4.75%), 04/01/28 (g)	109	99
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 10/13/28 (g) (q)	120	114
Alliance Laundry Systems LLC
Term Loan B, 4.52%, (3 Month USD LIBOR + 3.50%), 09/30/27 (g)	193	183
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.50%), 09/30/27 (g)	2	2
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 05/04/28 (g)	259	236

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Amentum Government Services Holdings LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 01/24/27 (g)	157	149
2020 2nd Lien Term Loan, 10.00%, (3 Month USD LIBOR + 8.75%), 01/31/28 (g) (n)	55	52
2022 Term Loan, 4.78%, (SOFR + 4.00%), 02/07/29 (g)	191	181
2022 Term Loan, 5.60%, (SOFR + 4.00%), 02/07/29 (g)	169	161
American Trailer World Corp.
Term Loan B, 0.00%, (SOFR + 3.75%), 02/17/28 (g) (q)	50	43
Term Loan B, 4.63%, (SOFR + 3.75%), 02/17/28 (g)	119	101
Anticimex International AB
2021 USD Term Loan B1, 5.10%, (3 Month USD LIBOR + 3.50%), 07/21/28 (g)	90	84
2021 USD Incremental Term Loan, 5.60%, (3 Month USD LIBOR + 4.00%), 11/16/28 (g)	45	43
APi Group DE, Inc.
Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 09/25/26 (g)	98	94
2021 Incremental Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 10/07/28 (g)	35	33
APX Group, Inc.
2021 Term Loan B, 5.01%, (1 Month USD LIBOR + 3.50%), 07/01/28 (g)	114	107
2021 Term Loan B, 7.25%, (1 Month USD LIBOR + 2.50%), 07/01/28 (g)	—	—
Artera Services, LLC
Incremental Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 03/06/25 (g)	139	109
AVSC Holding Corp.
2020 Term Loan B1, 4.86%, (3 Month USD LIBOR + 3.25%), 12/05/25 (g)	174	149
AZZ Incorporated
Term Loan B, 4.42%, (1 Month Term SOFR + 4.25%), 05/06/29 (g)	250	238
Bakelite US Holdco, Inc.
2022 Term Loan, 5.08%, (SOFR + 4.00%), 01/30/29 (g)	70	65
Berry Global, Inc.
2021 Term Loan Z, 3.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (g)	185	178
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (g)	117	101
2017 Term Loan, 5.26%, (3 Month USD LIBOR + 4.25%), 06/16/24 (g)	5	4
2017 Term Loan, 5.43%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (g)	474	408
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 08/01/25 (g)	428	404
2022 Term Loan, 4.73%, (3 Month Term SOFR + 3.66%), 08/01/25 (g)	275	264
Brown Group Holding, LLC
Term Loan , 0.00%, (SOFR + 3.75%), 06/09/29 (g) (q)	40	38
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 10/30/26 (g)	433	408
Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 10/31/26 (g)	132	125
Cimpress Public Limited Company
USD Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 04/29/28 (g)	69	63
Clark Equipment Company
2022 Term Loan B, 3.14%, (3 Month Term SOFR + 2.50%), 04/11/29 (g)	60	58
Clean Harbors Inc.
2021 Incremental Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 09/21/28 (g)	40	39
Clydesdale Acquisition Holdings Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/30/29 (g) (q)	95	89
Term Loan B, 5.38%, (1 Month Term SOFR + 4.25%), 03/30/29 (g)	655	611
CNT Holdings I Corp
2020 Term Loan, 4.69%, (1 Month USD LIBOR + 3.50%), 10/16/27 (g)	148	140
Congruex Group LLC
Term Loan, 7.23%, (3 Month Term SOFR + 5.75%), 04/26/29 (g)	135	129
Covanta Holding Corporation
2021 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 11/16/28 (g)	111	105
2021 Term Loan C, 3.56%, (1 Month USD LIBOR + 2.50%), 11/16/28 (g)	8	8
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 12/31/24 (g)	15	14
2021 2nd Lien Term Loan, 7.81%, (1 Month USD LIBOR + 6.75%), 03/18/29 (g) (n)	75	72
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (g)	42	38
2020 Term Loan B1, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (g)	77	71
EAB Global, Inc.
2021 Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 12/31/24 (g)	40	37
Echo Global Logistics, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 11/09/28 (g)	100	93
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 11/16/24 (g)	147	141
Filtration Group Corporation
2018 1st Lien Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 03/27/25 (g)	233	220
First Advantage Holdings, LLC
2021 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 01/31/27 (g)	66	63
First Student Bidco Inc
Term Loan C, 5.23%, (3 Month USD LIBOR + 3.00%), 07/12/28 (g)	44	40
Term Loan B, 5.23%, (3 Month USD LIBOR + 3.00%), 07/13/28 (g)	120	107
Term Loan, 0.00%, (SOFR + 4.00%), 07/21/28 (g) (q)	50	46
Genesee & Wyoming Inc.
Term Loan, 3.01%, (3 Month USD LIBOR + 2.00%), 10/29/26 (g)	83	80
GIP II Blue Holding, L.P
Term Loan B, 5.51%, (3 Month USD LIBOR + 4.50%), 09/22/28 (g)	394	381
GIP III Stetson I, L.P
2018 Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 12/06/24 (g)	305	287
Graham Packaging Company Inc.
2021 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 08/04/27 (g)	174	163
Griffon Corporation
Term Loan B, 4.36%, (PRIME + 1.75%), 01/24/29 (g)	209	200
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 10/19/27 (g)	350	308
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 01/21/26 (g)	282	266
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 2.88%, (1 Month USD LIBOR + 1.85%), 02/05/27 (g)	112	107
Madison IAQ LLC
Term Loan, 4.52%, (6 Month USD LIBOR + 3.25%), 06/15/28 (g)	203	185
MHI Holdings,LLC
Term Loan B, 6.06%, (1 Month USD LIBOR + 5.00%), 09/18/26 (g)	110	104
Novae LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 5.00%), 01/19/29 (g) (q)	—	—
1st Lien Term Loan, 5.80%, (1 Month USD LIBOR + 5.00%), 01/19/29 (g)	62	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 5.92%, (SOFR + 5.00%), 01/19/29 (g)	18	16
Oscar AcquisitionCo, LLC
Term Loan B, 6.11%, (3 Month Term SOFR + 4.50%), 04/29/29 (g)	215	191
Pike Corporation
2021 Incremental Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 01/15/28 (g)	101	96
Polaris Newco LLC
USD Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 06/03/28 (g)	607	559
Power Stop, LLC
2022 Term Loan, 5.99%, (3 Month USD LIBOR + 4.75%), 01/26/29 (g)	234	189
Resideo Funding Inc.
2021 Term Loan, 3.36%, (1 Month USD LIBOR + 2.25%), 02/09/28 (g)	10	10
2021 Term Loan, 3.51%, (1 Month USD LIBOR + 2.25%), 02/09/28 (g)	10	10
2021 Term Loan, 3.65%, (3 Month USD LIBOR + 2.25%), 02/09/28 (g)	54	51
Reynolds Group Holdings Inc.
2020 Term Loan B2, 4.31%, (1 Month USD LIBOR + 3.25%), 02/03/26 (g)	157	147
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 09/20/28 (g)	119	111
Standard Industries Inc.
2021 Term Loan B, 3.79%, (6 Month USD LIBOR + 2.50%), 08/05/28 (g)	76	74
TransDigm, Inc.
2020 Term Loan F, 3.31%, (1 Month USD LIBOR + 2.25%), 06/09/23 (g)	968	915
2020 Term Loan E, 3.31%, (1 Month USD LIBOR + 2.25%), 05/30/25 (g)	179	170
Uber Technologies, Inc.
2021 Term Loan B, 5.07%, (3 Month USD LIBOR + 3.50%), 02/16/27 (g)	518	494
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (g)	385	357
USI, Inc.
2017 Repriced Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 05/16/24 (g)	362	346
USIC Holdings, Inc.
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 05/06/28 (g)	104	97
Vaco Holdings, LLC
2022 Term Loan, 5.80%, (SOFR + 5.00%), 01/07/29 (g)	60	57
Vertical US Newco Inc
Term Loan B, 4.02%, (6 Month USD LIBOR + 3.50%), 07/29/27 (g)	39	36
Vertiv Group Corporation
2021 Term Loan B, 3.87%, (3 Month USD LIBOR + 2.75%), 03/02/27 (g)	333	309
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.26%, (3 Month USD LIBOR + 4.25%), 07/22/28 (g)	124	113
WP CPP Holdings, LLC
2018 Term Loan , 4.81%, (1 Month USD LIBOR + 3.75%), 04/30/25 (g)	—	—
2018 Term Loan , 4.99%, (3 Month USD LIBOR + 3.75%), 04/30/25 (g)	121	100
Zekelman Industries, Inc.
2020 Term Loan, 4.18%, (3 Month USD LIBOR + 2.00%), 01/17/27 (g)	97	90
		13,508
Communication Services 0.8%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 0.00%, (SOFR + 3.75%), 12/08/28 (g) (q)	44	41
2021 Term Loan B1, 4.25%, (SOFR + 3.75%), 12/08/28 (g)	200	187
2021 2nd Lien Term Loan, 6.80%, (SOFR + 6.00%), 12/10/29 (g) (n)	60	55
Allen Media, LLC
2021 Term Loan B, 6.30%, (3 Month USD LIBOR + 5.50%), 02/10/27 (g)	436	385
Altice France S.A.
USD Term Loan B12, 4.73%, (3 Month USD LIBOR + 3.69%), 01/31/26 (g)	970	880
2018 Term Loan B13, 5.41%, (3 Month USD LIBOR + 4.00%), 07/13/26 (g)	215	196
Aristocrat Technologies, Inc.
Term Loan , 3.17%, (SOFR + 1.50%), 05/13/29 (g) (n)	70	67
Cablevision Lightpath LLC
Term Loan B, 4.57%, (1 Month USD LIBOR + 3.25%), 09/15/27 (g)	49	46
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (g)	74	67
CenturyLink, Inc.
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/15/27 (g)	108	99
Charter Communications Operating, LLC
2019 Term Loan B2, 2.81%, (1 Month USD LIBOR + 1.75%), 02/01/27 (g)	623	593
Cincinnati Bell, Inc.
2021 Term Loan B2, 4.05%, (SOFR + 3.25%), 11/17/28 (g)	80	76
Colibri Group LLC
2022 Term Loan, 0.00%, (SOFR + 5.00%), 03/04/29 (g) (q)	75	72
2022 Term Loan, 5.77%, (SOFR + 5.00%), 03/04/29 (g)	2	2
2022 Term Loan, 5.95%, (SOFR + 5.00%), 03/04/29 (g)	48	46
Connect Finco Sarl
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 12/11/26 (g)	82	75
Consolidated Communications, Inc.
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 09/15/27 (g)	331	292
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 3.57%, (1 Month USD LIBOR + 2.25%), 01/22/28 (g)	245	228
2021 Term Loan B6, 4.32%, (1 Month USD LIBOR + 3.00%), 09/23/29 (g)	55	51
CSC Holdings, LLC
2017 Term Loan B1, 3.57%, (1 Month USD LIBOR + 2.25%), 07/15/25 (g)	476	442
2018 Incremental Term Loan, 3.57%, (1 Month USD LIBOR + 2.25%), 01/31/26 (g)	39	36
Diamond Sports Group, LLC
2022 First Priority Term Loan, 9.18%, (SOFR + 8.00%), 05/19/26 (g)	141	140
2022 2nd Lien Term Loan, 4.43%, (SOFR + 3.25%), 08/24/26 (g)	584	136
DirecTV Financing, LLC
Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 07/22/27 (g)	287	263
E.W. Scripps Company (The)
2020 Term Loan B3, 3.81%, (1 Month USD LIBOR + 2.75%), 12/15/27 (g)	95	90
Frontier Communications Corp.
2021 DIP Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 10/08/27 (g)	518	484
Gray Television, Inc.
2021 Term Loan D, 0.00%, (1 Month USD LIBOR + 3.00%), 10/27/28 (g) (q)	200	191
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (PRIME + 3.75%), 04/06/25 (g) (q)	40	31
2018 USD Term Loan B, 8.50%, (PRIME + 3.75%), 04/27/25 (g)	274	214
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 0.00%, (SOFR + 4.25%), 01/25/29 (g) (q)	260	238
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (g)	929	850
LCPR Loan Financing LLC
2021 Term Loan B, 5.07%, (1 Month USD LIBOR + 3.75%), 09/25/28 (g)	80	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/27 (g)	247	229
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 3.56%, (1 Month USD LIBOR + 2.50%), 06/13/26 (g)	172	169
Northwest Fiber, LLC
2021 Term Loan, 5.26%, (1 Month USD LIBOR + 3.75%), 04/30/27 (g)	171	152
Playtika Holding Corp
2021 Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 03/11/28 (g)	118	111
Radiate Holdco, LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/25/26 (g)	328	304
Red Ventures, LLC
2020 Term Loan B2, 3.56%, (1 Month USD LIBOR + 2.50%), 11/08/24 (g)	116	112
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.51%, (3 Month USD LIBOR + 4.50%), 06/20/24 (g)	195	177
2017 2nd Lien Term Loan, 9.49%, (3 Month USD LIBOR + 8.25%), 06/30/25 (g)	150	137
Sinclair Television Group Inc.
Term Loan B2B, 3.56%, (1 Month USD LIBOR + 2.50%), 07/18/26 (g)	88	80
2022 Term Loan B4, 4.88%, (1 Month Term SOFR + 3.75%), 04/13/29 (g)	85	78
Solis IV BV
USD Term Loan B1, 4.84%, (SOFR + 3.50%), 02/09/29 (g)	760	652
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 3.75%, (3 Month USD LIBOR + 3.00%), 08/14/26 (g)	177	170
SRAM, LLC
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 05/12/28 (g)	87	83
2021 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 05/12/28 (g)	31	30
Univision Communications Inc.
2021 First Lien Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 03/15/26 (g)	150	141
2022 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 05/06/28 (g)	479	446
2022 First Lien Term Loan B, 6.25%, (3 Month Term SOFR + 4.25%), 06/10/29 (g)	60	57
Virgin Media Bristol LLC
USD Term Loan N, 3.82%, (1 Month USD LIBOR + 2.50%), 10/03/27 (g)	125	117
Windstream Services, LLC
2020 Exit Term Loan B, 0.00%, (1 Month USD LIBOR + 6.25%), 08/24/27 (g) (q)	100	93
2020 Exit Term Loan B, 7.31%, (1 Month USD LIBOR + 6.25%), 08/24/27 (g)	187	174
Zayo Group Holdings, Inc.
USD Term Loan , 4.06%, (1 Month USD LIBOR + 3.00%), 02/18/27 (g)	499	459
2022 USD Incremental Term Loan B, 5.30%, (1 Month Term SOFR + 4.25%), 03/09/27 (g)	209	195
		10,816
Financials 0.7%
Acrisure, LLC
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 01/30/27 (g)	502	459
2021 First Lien Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/15/27 (g)	174	164
AlixPartners, LLP
2021 USD Term Loan B, 3.51%, (1 Month USD LIBOR + 2.75%), 02/04/28 (g)	119	113
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 5.01%, (1 Month USD LIBOR + 3.50%), 11/06/27 (g)	422	391
AmWINS Group, Inc.
2021 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 02/16/28 (g)	227	214
ArchKey Holdings, Inc.
Term Loan , 0.00%, (3 Month USD LIBOR + 5.25%), 06/30/28 (g) (q)	55	51
AssuredPartners, Inc.
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 02/12/27 (g)	73	69
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 02/13/27 (g)	78	73
Asurion LLC
2020 Term Loan B8, 4.31%, (1 Month USD LIBOR + 3.25%), 12/31/23 (g)	1,322	1,195
2021 Term Loan B9, 4.31%, (1 Month USD LIBOR + 3.25%), 02/05/28 (g)	163	147
2021 2nd Lien Term Loan B3, 6.31%, (1 Month USD LIBOR + 5.25%), 02/05/28 (g)	375	319
2021 Second Lien Term Loan B4, 6.31%, (1 Month USD LIBOR + 5.25%), 01/15/29 (g)	145	123
BCP Renaissance Parent LLC
2022 Term Loan B3, 4.53%, (SOFR + 3.50%), 10/31/26 (g)	143	136
Broadstreet Partners, Inc.
2021 Term Loan B2, 4.31%, (1 Month USD LIBOR + 3.25%), 01/27/27 (g)	50	46
Byju's Alpha, Inc.
Term Loan B, 7.01%, (3 Month USD LIBOR + 5.50%), 11/05/26 (g)	160	134
Citadel Securities LP
2021 Term Loan B, 3.65%, (SOFR + 2.50%), 02/01/28 (g)	218	209
Crown Finance US, Inc.
2020 Term Loan B1, 7.00%, 05/23/24	42	47
2021 Incremental Term Loan B1, 10.08%, (6 Month USD LIBOR + 8.25%), 05/23/24 (g)	26	27
2018 USD Term Loan, 4.00%, (3 Month USD LIBOR + 2.50%), 02/05/25 (g)	281	176
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.78%, (1 Month Term SOFR + 3.75%), 03/05/27 (g)	122	114
FinCo I LLC
2020 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 06/27/25 (g)	98	93
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 04/21/28 (g)	50	48
Focus Financial Partners, LLC
2020 Term Loan B3, 3.06%, (1 Month USD LIBOR + 2.00%), 07/03/24 (g)	147	141
Franklin Square Holdings, L.P.
2018 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 07/26/25 (g)	73	70
Harbourvest Partners, LLC
2018 Term Loan B, 3.29%, (3 Month USD LIBOR + 2.25%), 02/21/25 (g)	145	139
Harland Clarke Holdings Corp.
Term Loan B7, 5.76%, (3 Month USD LIBOR + 4.75%), 10/31/23 (g)	14	11
Hightower Holdings LLC
2021 Term Loan B, 5.10%, (3 Month USD LIBOR + 4.00%), 04/08/26 (g)	169	157
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (g) (q)	75	71
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (g) (q)	120	114
2021 Term Loan B, 4.18%, (3 Month USD LIBOR + 3.25%), 04/25/25 (g)	—	—
2018 Term Loan B, 4.21%, (3 Month USD LIBOR + 3.00%), 04/25/25 (g)	702	663
2021 Term Loan B, 4.35%, (3 Month USD LIBOR + 3.25%), 04/25/25 (g)	122	115
ION Trading Finance Limited
2021 USD Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/26/28 (g)	412	378
Lightstone Holdco LLC
2022 Extended Term Loan B, 5.92%, (3 Month Term SOFR + 5.75%), 02/01/27 (g)	222	199
2022 Extended Term Loan C, 5.92%, (3 Month Term SOFR + 5.75%), 02/01/27 (g)	13	11
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 5.65%, (SOFR + 5.00%), 10/22/28 (g) (n)	60	56

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
NEXUS Buyer LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 10/14/26 (g)	204	192
Park Place Technologies, LLC
2020 Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 11/10/27 (g)	99	95
RC Buyer, Inc.
2021 Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 07/28/28 (g)	54	51
RLG Holdings, LLC
2021 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 07/02/28 (g)	80	74
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 5.00%, (6 Month USD LIBOR + 3.50%), 05/30/25 (g)	54	50
Ryan Specialty Group, LLC
Term Loan, 4.13%, (1 Month Term SOFR + 3.00%), 07/23/27 (g)	177	170
Superannuation and Investments US LLC
USD Term Loan , 4.81%, (1 Month USD LIBOR + 3.75%), 09/23/28 (g)	50	48
Sweetwater Borrower, LLC
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (g)	160	137
Tiger Acquisition, LLC
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 05/21/28 (g)	109	97
Trans Union, LLC
2019 Term Loan B5, 2.81%, (1 Month USD LIBOR + 1.75%), 11/13/26 (g)	117	110
2021 Term Loan B6, 3.31%, (1 Month USD LIBOR + 2.25%), 11/16/28 (g)	219	208
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 1.50%), 02/28/25 (g)	109	107
2021 Consented Term Loan, 6.01%, (3 Month USD LIBOR + 5.00%), 05/29/26 (g)	90	69
VFH Parent LLC
2022 Term Loan B, 4.43%, (SOFR + 3.00%), 01/07/29 (g)	255	241
VS Buyer, LLC
Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 02/19/27 (g)	296	278
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR + 2.25%), 10/14/28 (g)	110	105
		8,505
Health Care 0.6%
Accelerated Health Systems, LLC
2022 Term Loan B, 5.16%, (SOFR + 4.25%), 02/01/29 (g)	50	47
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 08/05/28 (g)	60	57
AHP Health Partners, Inc.
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 08/23/28 (g)	60	56
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (g) (n)	71	73
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (q)	161	148
2022 Term Loan B, 5.01%, (SOFR + 3.50%), 01/27/29 (g)	949	871
Avantor Funding, Inc.
2021 Term Loan B5, 3.31%, (1 Month USD LIBOR + 2.25%), 11/08/27 (g)	246	236
CHG Healthcare Services Inc.
2021 Term Loan, 4.75%, (6 Month USD LIBOR + 3.50%), 09/22/28 (g)	59	56
Da Vinci Purchaser Corp.
2019 Term Loan, 5.01%, (3 Month USD LIBOR + 4.00%), 12/10/26 (g)	276	261
Elanco Animal Health Incorporated
Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 02/04/27 (g)	353	333
Electron BidCo Inc.
2021 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 10/29/28 (g)	95	89
Embecta Corp
Term Loan B, 3.65%, (3 Month Term SOFR + 3.00%), 01/27/29 (g)	130	123
Ensemble RCM, LLC
Term Loan, 4.99%, (3 Month USD LIBOR + 3.75%), 07/24/26 (g)	147	142
Gainwell Acquisition Corp.
Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 08/17/27 (g)	783	739
Help At Home, Inc.
2020 Delayed Draw Term Loan, 6.00%, (3 Month Term SOFR + 5.00%), 10/20/27 (g)	6	6
2020 Term Loan B, 6.00%, (1 Month USD LIBOR + 5.00%), 10/20/27 (g)	47	44
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 3.38%, (1 Month USD LIBOR + 1.75%), 02/25/28 (g)	109	105
Hunter Holdco 3 Limited
USD Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 08/05/28 (g)	172	163
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 06/16/28 (g)	441	426
US Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 06/16/28 (g)	110	106
ICU Medical, Inc.
Term Loan B, 3.35%, (SOFR + 2.65%), 12/16/28 (g)	90	86
Insulet Corporation
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/29/28 (g)	388	368
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 04/22/28 (g)	626	596
Lonza Group AG
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/29/28 (g) (q)	49	43
USD Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 04/29/28 (g)	89	79
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 3.85%, (SOFR + 3.00%), 10/15/27 (g) (n)	159	151
MDVIP, Inc.
2021 Term Loan, 5.35%, (1 Month USD LIBOR + 3.75%), 09/29/28 (g)	55	52
MED ParentCo LP
1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 08/01/26 (g)	88	79
2nd Lien Term Loan, 9.31%, (1 Month USD LIBOR + 8.25%), 07/31/27 (g)	35	32
Medline Borrower, LP
USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/30/28 (g)	299	277
MJH Healthcare Holdings, LLC
2022 Term Loan B, 5.11%, (SOFR + 3.60%), 01/24/29 (g) (n)	60	56
Organon & Co
USD Term Loan , 0.00%, (3 Month USD LIBOR + 3.00%), 04/07/28 (g) (q)	80	77
USD Term Loan , 4.62%, (3 Month USD LIBOR + 3.00%), 04/07/28 (g)	330	317
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 11/30/27 (g)	84	79
Parexel International Corporation
2021 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 08/10/28 (g) (q)	125	117
2021 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 08/10/28 (g)	279	262
Pathway Vet Alliance LLC
2021 Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 03/31/27 (g)	242	224
PetIQ, LLC
2021 Term Loan, 5.50%, (1 Month USD LIBOR + 4.25%), 04/07/28 (g) (n)	119	110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 6.08%, (3 Month USD LIBOR + 4.00%), 06/20/26 (g)	124	107
Radnet Management, Inc.
2021 Term Loan, 4.62%, (1 Month USD LIBOR + 3.00%), 04/15/28 (g)	39	37
2021 Term Loan, 6.75%, (1 Month USD LIBOR + 3.00%), 04/15/28 (g)	—	—
Rockwood Service Corporation
2020 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 12/21/26 (g)	157	152
Surgery Center Holdings, Inc.
2021 Term Loan, 4.95%, (1 Month USD LIBOR + 3.75%), 08/31/26 (g)	147	136
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 09/22/28 (g)	179	166
U.S. Renal Care, Inc.
2019 Term Loan B, 6.06%, (1 Month USD LIBOR + 5.00%), 06/11/26 (g)	231	158
Upstream Rehabilition, Inc.
2021 Term Loan, 5.40%, (SOFR + 4.25%), 11/20/26 (g)	143	130
US Radiology Specialists, Inc.
2020 Term Loan, 6.26%, (3 Month USD LIBOR + 5.25%), 12/10/27 (g)	74	65
Zelis Healthcare Corporation
2021 Delayed Draw Term Loan , 0.00%, 09/30/26 (q)	9	9
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 09/30/26 (g) (q)	80	75
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 09/30/26 (g)	147	138
		8,259
Materials 0.3%
Aruba Investments, Inc.
2020 USD Term Loan, 5.63%, (1 Month USD LIBOR + 4.00%), 10/28/27 (g)	214	197
2020 2nd Lien Term Loan, 9.38%, (1 Month USD LIBOR + 7.75%), 10/28/28 (g)	140	132
Atkore International, Inc.
2021 Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 05/18/28 (g)	79	78
BCPE Empire Holdings, Inc.
2019 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 06/11/26 (g)	55	52
2022 Incremental Term Loan, 6.06%, (1 Month Term SOFR + 4.63%), 06/11/26 (g)	110	103
2021 Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 06/12/26 (g)	124	117
Berlin Packaging LLC
2021 Term Loan B5, 4.76%, (3 Month USD LIBOR + 3.75%), 03/11/28 (g)	47	44
2021 Term Loan B5, 4.82%, (1 Month USD LIBOR + 3.75%), 03/11/28 (g)	235	218
Charter NEX US, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 12/01/27 (g)	123	116
Chemours Company (The)
2021 Term Loan B, 6.50%, (SOFR + 5.75%), 11/15/28 (g)	65	58
Consolidated Energy Finance, S.A.
Term Loan B, 2.96%, (6 Month USD LIBOR + 2.50%), 05/07/25 (g)	213	198
2021 Incremental Term Loan, 4.90%, (3 Month USD LIBOR + 3.50%), 05/07/25 (g) (n)	139	132
Diamond (BC) B.V.
2021 Term Loan B, 3.99%, (3 Month USD LIBOR + 2.75%), 09/14/28 (g)	134	124
Element Solutions Inc.
2019 Term Loan B1, 0.00%, (1 Month USD LIBOR + 2.00%), 01/31/26 (g) (q)	—	—
2019 Term Loan B1, 3.06%, (1 Month USD LIBOR + 2.00%), 01/31/26 (g)	54	54
Gemini HDPE LLC
2020 Term Loan B, 4.24%, (3 Month USD LIBOR + 3.00%), 12/11/27 (g)	95	90
Hexion Holdings Corporation
2022 USD Term Loan, 5.92%, (SOFR + 4.50%), 03/02/29 (g)	330	295
2022 USD 2nd Lien Term Loan, 8.87%, (SOFR + 7.44%), 02/09/30 (g) (n)	50	44
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.55%, (6 Month USD LIBOR + 4.75%), 02/04/26 (g)	84	71
Messer Industries GmbH
2018 USD Term Loan, 3.51%, (3 Month USD LIBOR + 2.50%), 09/19/25 (g)	203	194
Neenah, Inc.
2021 Term Loan B, 4.06%, (PRIME + 2.00%), 03/18/28 (g)	69	68
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan , 0.00%, 09/22/28 (q)	18	16
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/22/28 (g)	122	112
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/21/28 (g)	125	116
2022 Incremental Term Loan, 5.30%, (3 Month Term SOFR + 4.50%), 11/09/28 (g)	130	121
Pregis TopCo Corporation
1st Lien Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 07/25/26 (g)	73	69
2021 Incremental Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 07/31/26 (g)	74	70
Ring Container Technologies Group, LLC
2021 Term Loan B, 4.27%, (6 Month USD LIBOR + 3.75%), 08/12/28 (g)	85	80
Runner Buyer, Inc.
2021 Term Loan B, 7.07%, (3 Month USD LIBOR + 5.50%), 10/08/28 (g)	70	53
Sabert Corporation
Term Loan B, 5.56%, (1 Month USD LIBOR + 4.50%), 11/22/26 (g)	210	199
Smyrna Ready Mix Concrete, LLC
Term Loan B, 5.38%, (1 Month Term SOFR + 4.25%), 03/24/29 (g)	45	42
Spa Holdings 3 Oy
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 03/18/28 (g)	93	86
Starfruit Finco B.V
2018 USD Term Loan B, 4.01%, (3 Month USD LIBOR + 3.00%), 09/10/25 (g)	321	304
TricorBraun Holdings, Inc.
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 01/29/28 (g)	158	147
W.R. Grace & Co.-Conn.
2021 Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 08/11/28 (g)	150	142
White Cap Buyer LLC
Term Loan B, 4.78%, (SOFR + 3.75%), 10/08/27 (g)	153	140
		4,082
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/19/25 (g)	39	33
2021 Incremental Term Loan, 5.81%, (1 Month USD LIBOR + 4.75%), 10/01/25 (g)	35	29
Avis Budget Car Rental, LLC
2022 Term Loan C, 4.63%, (SOFR + 3.50%), 03/15/29 (g)	80	76
Birkenstock GmbH & Co. KG
USD Term Loan B, 5.10%, (6 Month USD LIBOR + 3.25%), 04/28/28 (g)	33	30
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.25%, (1 Month USD LIBOR + 2.00%), 01/26/24 (g)	78	78
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/17/28 (g)	74	70
Chobani, LLC
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 10/20/27 (g)	137	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Conair Holdings, LLC
Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 05/13/28 (g)	154	128
Del Monte Foods, Inc.
2022 Term Loan, 5.68%, (SOFR + 4.25%), 02/15/29 (g)	200	188
Eagle Parent Corp.
Term Loan , 0.00%, (SOFR + 4.25%), 03/17/29 (g) (q)	75	72
Energizer Holdings, Inc.
2020 Term Loan, 3.88%, (1 Month USD LIBOR + 2.25%), 12/16/27 (g)	99	94
Froneri International Ltd.
2020 USD Term Loan, 3.31%, (1 Month USD LIBOR + 2.25%), 01/29/27 (g)	176	162
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (g)	280	269
Journey Personal Care Corp.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	50	38
kdc/one Development Corporation, Inc.
2020 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 12/21/25 (g)	98	92
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 12/22/26 (g)	213	193
PECF USS Intermediate Holding III Corporation
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 11/04/28 (g)	199	179
Reynolds Consumer Products LLC
Term Loan, 2.81%, (1 Month USD LIBOR + 1.75%), 01/30/27 (g)	150	144
Shearer's Foods, Inc.
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 09/15/27 (g)	107	97
Triton Water Holdings, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (g) (q)	180	159
Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 03/16/28 (g)	188	166
US Foods, Inc.
2019 Term Loan B, 3.57%, (3 Month USD LIBOR + 2.00%), 08/14/26 (g)	122	114
Verscend Holding Corp.
2021 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 08/27/25 (g)	350	334
		2,869
Energy 0.2%
CITGO Holding Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 7.00%), 07/23/23 (g) (q)	99	98
2019 Term Loan B, 8.06%, (1 Month USD LIBOR + 7.00%), 07/23/23 (g)	58	57
Citgo Petroleum Corporation
2019 Term Loan B, 7.31%, (1 Month USD LIBOR + 6.25%), 03/28/24 (g)	120	119
CQP Holdco LP
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (g) (q)	175	164
2021 Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 05/26/28 (g)	580	544
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 5.81%, (1 Month USD LIBOR + 4.75%), 04/20/27 (g) (n)	131	125
Delek US Holdings, Inc.
2018 Term Loan B, 3.27%, (1 Month USD LIBOR + 2.25%), 03/16/25 (g)	83	79
2020 Incremental Term Loan B, 6.52%, (1 Month USD LIBOR + 5.50%), 03/31/25 (g)	88	87
EG America LLC
2018 USD Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 02/06/25 (g)	448	420
Esdec Solar Group B.V.
Term Loan B, 6.50%, (3 Month USD LIBOR + 5.00%), 08/23/28 (g)	67	61
ExGen Renewables IV, LLC
2020 Term Loan, 4.08%, (3 Month USD LIBOR + 2.50%), 12/11/27 (g)	92	89
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (g)	13	12
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 10/22/26 (g)	64	59
ITT Holdings LLC
2021 Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 07/30/28 (g)	60	57
Limetree Bay Terminals, LLC
2022 Incremental Term Loan, 4.99%, (3 Month USD LIBOR + 4.00%), 02/15/24 (g)	161	107
Pilot Travel Centers LLC
2021 Term Loan B, 3.13%, (1 Month Term SOFR + 2.00%), 07/29/28 (g)	149	142
TerraForm Power Operating, LLC
2022 Term Loan B, 2.92%, (3 Month Term SOFR + 2.75%), 05/30/29 (g)	100	97
Traverse Midstream Partners LLC
2017 Term Loan, 5.38%, (SOFR + 4.25%), 09/22/24 (g)	2	2
2017 Term Loan, 5.95%, (SOFR + 4.25%), 09/22/24 (g)	76	72
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.76%, (3 Month USD LIBOR + 2.75%), 03/31/28 (g)	134	127
		2,518
Utilities 0.1%
Pacific Gas And Electric Company
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 06/18/25 (g)	514	484
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 12/11/25 (g)	224	214
1st Lien Term Loan B3, 3.27%, (1 Month USD LIBOR + 1.75%), 12/11/25 (g)	55	53
		751
Real Estate 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 08/15/25 (g)	278	261
Icebox Holdco III, Inc.
2021 Delayed Draw Term Loan , 0.00%, 12/14/28 (q)	12	11
2021 1st Lien Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 12/14/28 (g)	58	54
KREF Holdings X LLC
2021 Term Loan, 4.75%, (1 Month USD LIBOR + 3.50%), 09/01/27 (g)	84	79
		405
Total Senior Floating Rate Instruments (cost $96,005)		89,635
COMMON STOCKS 0.1%
Energy 0.1%
Alamo Group Inc. (h) (n)	4	242
California Resources Corporation	2	62
Chesapeake Energy Corporation	5	382
EQT Corporation	3	89
Limetree Bay Cayman Limited (h) (n)	—	1
		776
Health Care 0.0%
ACNR Holdings Inc. (h) (n)	—	211
Perrigo Company Public Limited Company (h) (n)	7	7
		218
Consumer Discretionary 0.0%
Caesars Entertainment, Inc. (h)	2	73
CEC Entertainment Company, LLC (h) (n)	5	93
		166
Communication Services 0.0%
Altice USA, Inc. - Class A (h)	4	36
Frontier Communications Parent, Inc. (h)	2	47
		83

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Information Technology 0.0%
Micron Technology, Inc.	1	53
Total Common Stocks (cost $650)		1,296
PREFERRED STOCKS 0.0%
Utilities 0.0%
Pacific Gas And Electric Company, 5.50%, 08/16/23 (m)	1	96
Total Preferred Stocks (cost $117)		96
WARRANTS 0.0%
California Resources Corporation (h)	—	4
Cineworld Group PLC (h) (k)	12	1
Total Warrants (cost $0)		5
SHORT TERM INVESTMENTS 9.5%
Investment Companies 8.9%
JNL Government Money Market Fund, 1.02% (r) (s)	117,534	117,534
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 1.41% (r) (s)	7,809	7,809
Total Short Term Investments (cost $125,343)		125,343
Total Investments 108.8% (cost $1,558,920)		1,434,576
Other Derivative Instruments (0.0)%		(65)
Other Assets and Liabilities, Net (8.8)%		(116,138)
Total Net Assets 100.0%		1,318,373

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $114,148.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $172,366 and 13.1% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(f) All or a portion of the security was on loan as of June 30, 2022.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Non-income producing security.

(i) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(q) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	993	968	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 11/05/22)	06/27/19	190	189	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	114	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	79	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	109	99	—
Mesquite Energy, Inc., 13.00%, 07/15/23	07/09/20	30	161	—
Mesquite Energy, Inc., 13.00%, 07/15/23	11/05/20	52	254	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	24	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	6	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	198	179	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	342	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	73	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	6	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	128	—
		5,955	2,622	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	38	September 2022	4,514	25	(9)
United States 2 Year Note	69	October 2022	14,565	39	(74)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
				64	(83)
Short Contracts
United States 5 Year Note	(60)	October 2022	(6,746)	(40)	11
United States Long Bond	(53)	September 2022	(7,345)	(88)	(2)
United States Ultra Bond	(5)	September 2022	(790)	(13)	18
				(141)	27

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	2.75	(A)	09/21/27	1,783	10	6
U.S. SOFR (A)	Paying	2.75	(A)	09/21/32	192	2	1
U.S. SOFR (A)	Paying	2.50	(A)	09/21/52	35	—	—
						12	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	575,094	—	575,094
Corporate Bonds And Notes	—	512,391	415	512,806
Non-U.S. Government Agency Asset-Backed Securities	—	130,301	—	130,301
Senior Floating Rate Instruments	—	88,072	1,563	89,635
Common Stocks	742	—	554	1,296
Preferred Stocks	96	—	—	96
Warrants	4	1	—	5
Short Term Investments	125,343	—	—	125,343
	126,185	1,305,859	2,532	1,434,576
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	29	—	—	29
Centrally Cleared Interest Rate Swap Agreements	—	7	—	7
	29	7	—	36
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(85)	—	—	(85)
	(85)	—	—	(85)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 97.8%
United States of America 57.9%
Alliant Energy Corporation	303	17,780
American Tower Corporation	188	48,016
Avista Corporation	170	7,389
CenterPoint Energy, Inc.	819	24,230
Cheniere Energy, Inc.	178	23,734
CSX Corp.	1,379	40,082
Dominion Energy, Inc.	635	50,678
DT Midstream, Inc.	396	19,429
Entergy Corporation	353	39,770
Evergy, Inc.	402	26,246
FirstEnergy Corp.	780	29,948
NextEra Energy, Inc.	828	64,174
Norfolk Southern Corporation	136	30,907
Pinnacle West Capital Corp.	261	19,052
PPL Corporation	1,107	30,030
Republic Services Inc.	80	10,504
SBA Communications Corporation	72	23,206
Sempra Energy	235	35,297
Targa Resources Corp	202	12,027
Xcel Energy Inc.	497	35,135
		587,634
Australia 11.3%
Atlas Arteria Limited	3,315	18,402
Aurizon Holdings Limited	7,160	18,796
Transurban Group	7,780	77,159
		114,357
Canada 4.6%
Emera Inc.	549	25,704
Pembina Pipeline Corporation	602	21,276
		46,980
France 4.6%
Getlink S.E.	444	7,850
Rubis (a)	511	11,949
VINCI	304	27,099
		46,898
Spain 3.9%
AENA, S.M.E., S.A. (b) (c)	315	40,064
Mexico 3.0%
Grupo Aeroportuario del Sureste SAB de CV - Class B	931	18,273
Promotora y Operadora de Infraestructura SAB de CV	1,693	12,334
		30,607
United Kingdom 2.5%
Severn Trent PLC	39	1,303
SSE PLC	1,220	24,018
		25,321
China 2.2%
Guangdong Investment Ltd.	10,212	10,816
Jiangsu Expressway Co. Ltd. - Class H	11,582	11,661
		22,477
Switzerland 1.7%
Flughafen Zurich AG - Class N (b)	114	17,260
Italy 1.5%
Hera S.p.A.	1,517	4,391
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	1,032	10,472
		14,863
Brazil 1.4%
CCR S.A.	5,693	13,673
Denmark 1.1%
Orsted A/S (c)	109	11,457
Japan 1.1%
West Japan Railway Co.	305	11,213
Hong Kong 1.0%
China Gas Holdings Ltd.	6,266	9,692
Total Common Stocks (cost $981,962)		992,496
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.1%
JNL Government Money Market Fund, 1.02% (d) (e)	21,442	21,442
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	12,878	12,878
Total Short Term Investments (cost $34,320)		34,320
Total Investments 101.2% (cost $1,016,282)		1,026,816
Other Assets and Liabilities, Net (1.2)%		(11,680)
Total Net Assets 100.0%		1,015,136

(a) All or a portion of the security was on loan as of June 30, 2022.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	06/18/20	48,729	40,064	4.0
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	10/09/20	11,636	10,472	1.0
Orsted A/S	02/16/22	11,413	11,457	1.1
		71,778	61,993	6.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	678,894	313,602	—	992,496
Short Term Investments	34,320	—	—	34,320
	713,214	313,602	—	1,026,816

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 37.8%
Health Care 12.2%
AbbVie Inc.
3.80%, 03/15/25	7,500	7,442
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	5,220	4,591
9.00%, 12/15/25 (a)	5,605	4,141
9.25%, 04/01/26 (a) (b)	1,635	1,169
8.50%, 01/31/27 (a)	15,200	10,661
6.13%, 02/01/27 (a) (b)	11,732	9,999
5.75%, 08/15/27 (a)	4,700	3,898
5.00%, 01/30/28 (a)	4,000	2,131
4.88%, 06/01/28 (a)	5,400	4,226
Bristol-Myers Squibb Company
3.40%, 07/26/29	1,082	1,045
Community Health Systems, Inc.
8.00%, 03/15/26 (a)	40,000	36,423
6.88%, 04/15/29 (a) (b)	12,847	8,224
6.13%, 04/01/30 (a) (b)	8,000	4,886
5.25%, 05/15/30 (a)	18,000	13,739
CVS Health Corporation
4.10%, 03/25/25	505	508
4.30%, 03/25/28	3,500	3,467
5.05%, 03/25/48	1,600	1,530
DaVita Inc.
4.63%, 06/01/30 (a)	9,360	7,296
3.75%, 02/15/31 (a)	2,000	1,434
Endo Designated Activity Company
5.88%, 10/15/24 (a)	2,500	1,906
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	10,000	8,525
5.25%, 10/01/29 (a) (b)	9,000	7,481
Mylan N.V.
3.95%, 06/15/26	2,700	2,545
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,724	3,590
Royalty Pharma PLC
2.20%, 09/02/30	2,500	2,015
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	20,698
6.25%, 02/01/27 (a)	6,000	5,545
6.13%, 06/15/30 (a)	20,000	18,748
		197,863
Communication Services 5.6%
Altice France Holding S.A.
5.50%, 10/15/29 (a)	7,500	5,745
CCO Holdings, LLC
5.50%, 05/01/26 (a)	900	879
5.13%, 05/01/27 (a)	3,300	3,114
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	3,638
7.50%, 06/01/29 (a)	3,000	2,168
Commscope, Inc.
7.13%, 07/01/28 (a) (b)	5,000	3,800
CSC Holdings, LLC
5.50%, 04/15/27 (a)	10,000	9,070
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	5,000	1,276
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	4,500	3,839
DISH DBS Corporation
5.88%, 07/15/22 - 11/15/24	14,000	13,317
5.00%, 03/15/23	12,500	11,976
5.25%, 12/01/26 (a)	4,000	3,135
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	3,000	2,406
Netflix, Inc.
4.38%, 11/15/26	5,000	4,786
Roblox Corporation
3.88%, 05/01/30 (a)	5,000	4,051
Sprint Corporation
6.00%, 11/15/22	4,200	4,230
7.13%, 06/15/24	5,500	5,658
T-Mobile US, Inc.
3.88%, 04/15/30	2,500	2,334
Univision Communications Inc.
6.63%, 06/01/27 (a)	5,500	5,245
		90,667
Industrials 4.7%
American Airlines, Inc.
5.50%, 04/20/26 (a)	10,000	9,213
APX Group, Inc.
5.75%, 07/15/29 (a) (b)	9,000	6,987
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	7,500	5,260
JetBlue Airways Corporation
0.50%, 04/01/26 (c)	2,500	1,836
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	5,000	4,776
7.25%, 04/15/25 (a)	13,000	11,373
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,690	3,153
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (a)	3,000	2,567
The Boeing Company
5.15%, 05/01/30 (d)	6,000	5,758
TransDigm Inc.
6.25%, 03/15/26 (a)	5,000	4,832
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,057
United Technologies Corporation
3.95%, 08/16/25	7,000	7,030
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	5,000	4,988
		75,830
Consumer Discretionary 4.2%
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	5,000	4,231
Carvana Co.
10.25%, 05/01/30 (a) (b)	2,500	2,049
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	6,215	4,572
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	10,000	9,638
Fertitta Entertainment LLC
4.63%, 01/15/29 (a)	2,100	1,791
6.75%, 01/15/30 (a) (b)	4,400	3,380
Ford Motor Company
4.35%, 12/08/26 (b)	5,000	4,629
General Motors Company
5.15%, 04/01/38	3,500	3,050
General Motors Financial Company, Inc.
2.40%, 04/10/28	2,500	2,111
4.30%, 04/06/29	5,000	4,589
Magallanes, Inc.
3.76%, 03/15/27 (a)	3,000	2,815
4.28%, 03/15/32 (a)	3,000	2,680
Penn National Gaming, Inc.
4.13%, 07/01/29 (a) (b)	7,000	5,353
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (b)	7,500	6,251
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	9,500	8,696
5.25%, 05/15/27 (a) (b)	2,000	1,713
		67,548
Financials 3.6%
Bank of America Corporation
6.10%, (100, 03/17/25) (e)	4,000	3,921
6.25%, (100, 09/05/24) (b) (e)	2,500	2,427
3.42%, 12/20/28	10,000	9,313
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,382
Citigroup Inc.
4.13%, 07/25/28	7,500	7,193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Coinbase Global, Inc.
3.63%, 10/01/31 (a)	5,000	2,797
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,556
4.95%, 05/28/27	4,000	3,712
JPMorgan Chase & Co.
4.29%, (3 Month USD LIBOR + 3.32%), (100, 07/01/22) (b) (e) (f)	1,900	1,777
4.71%, (3 Month USD LIBOR + 3.47%), (100, 07/30/22) (e) (f)	2,833	2,681
5.15%, (100, 05/01/23) (e)	1,800	1,673
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,315
		58,747
Energy 2.0%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/24 (a)	1,944	1,980
11.00%, 04/15/25 (a) (b)	7,000	6,661
8.13%, 01/15/27 (a)	3,000	2,549
Chesapeake Energy Corporation
5.88%, 02/01/29 (a)	3,000	2,829
Occidental Petroleum Corporation
8.00%, 07/15/25 (b)	2,000	2,108
6.63%, 09/01/30	2,000	2,060
Weatherford International Ltd.
11.00%, 12/01/24 (a)	582	586
6.50%, 09/15/28 (a)	5,500	4,935
8.63%, 04/30/30 (a)	10,000	8,298
		32,006
Information Technology 1.6%
Broadcom Inc.
2.45%, 02/15/31 (a)	2,500	2,005
4.15%, 04/15/32 (a)	4,500	4,068
Commscope Finance LLC
8.25%, 03/01/27 (a)	3,000	2,387
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a) (b)	5,324	4,605
HP Inc.
5.50%, 01/15/33	5,000	4,875
Rocket Software, Inc.
6.50%, 02/15/29 (a)	6,000	4,379
Workday, Inc.
3.80%, 04/01/32 (b)	5,000	4,570
		26,889
Consumer Staples 1.6%
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	3,000	2,641
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,427
3.56%, 08/15/27	10,000	9,148
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,000	4,455
5.75%, 11/01/28 (a) (b)	8,500	7,057
		25,728
Materials 1.2%
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (a) (b)	5,000	4,661
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (a)	3,000	2,727
4.38%, 04/01/31 (a)	3,000	2,468
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,318
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a)	8,000	6,670
		18,844
Utilities 0.9%
Pacific Gas And Electric Company
4.55%, 07/01/30	3,265	2,901
Vistra Corp.
7.00%, (100, 12/15/26) (a) (e)	8,300	7,553
Vistra Operations Company LLC
4.38%, 05/01/29 (a)	5,500	4,620
		15,074
Real Estate 0.2%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	3,465	3,179
Total Corporate Bonds And Notes (cost $684,575)		612,375
COMMON STOCKS 34.3%
Health Care 6.7%
AbbVie Inc.	80	12,253
Amgen Inc.	35	8,516
AstraZeneca PLC - ADR	150	9,911
Bristol-Myers Squibb Company	320	24,640
Johnson & Johnson	110	19,526
Medtronic Public Limited Company	160	14,360
Merck & Co., Inc.	100	9,117
Pfizer Inc.	200	10,486
		108,809
Utilities 6.3%
American Electric Power Company, Inc.	100	9,594
Dominion Energy, Inc. (b)	309	24,631
Duke Energy Corporation	170	18,226
Edison International	230	14,545
Exelon Corporation	100	4,532
Sempra Energy	85	12,773
The Southern Company	250	17,828
		102,129
Financials 4.6%
Bank of America Corporation	180	5,603
Citigroup Inc.	150	6,899
JPMorgan Chase & Co.	162	18,282
MetLife, Inc.	150	9,419
Morgan Stanley	135	10,268
Truist Financial Corporation	285	13,518
U.S. Bancorp	220	10,124
		74,113
Energy 4.2%
BP P.L.C. - ADR	200	5,670
Chevron Corporation	175	25,337
Exxon Mobil Corporation	250	21,410
Shell PLC - Class A - ADR	100	5,229
Total SA - ADR	150	7,896
Weatherford International Public Limited Company (g)	80	1,694
		67,236
Industrials 3.9%
Honeywell International Inc.	55	9,560
Lockheed Martin Corporation	50	21,498
Raytheon BBN Technologies Corp.	125	12,014
Union Pacific Corporation	30	6,398
United Parcel Service Inc. - Class B	75	13,691
		63,161
Communication Services 3.0%
BCE Inc.	180	8,848
Comcast Corporation - Class A	250	9,810
Verizon Communications Inc.	600	30,450
		49,108
Information Technology 2.9%
Intel Corporation	413	15,448
International Business Machines Corporation	125	17,632
Texas Instruments Incorporated	92	14,136
		47,216
Consumer Staples 1.3%
Philip Morris International Inc.	75	7,406
Procter & Gamble Co.	50	7,190
Unilever PLC	150	6,823
		21,419
Materials 1.2%
Air Products and Chemicals, Inc.	41	9,859
BASF SE - Class N	110	4,796
Rio Tinto PLC - ADR (b)	70	4,270
		18,925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,291
Total Common Stocks (cost $476,891)		555,407
EQUITY LINKED STRUCTURED NOTES 14.4%
Barclays Bank PLC
(Cisco Systems, Inc.), 7.50%, 03/10/23 (f)	175	7,636
BNP Paribas Issuance B.V.
(MetLife, Inc.), 8.50%, 08/23/22	210	13,019
(AbbVie Inc.), 8.00%, 02/23/23 (f)	65	9,367
(Morgan Stanley), 8.00%, 05/22/23 (f)	63	4,824
Citigroup Global Markets Holdings Inc.
(JPMorgan Chase & Co.), 8.00%, 08/15/22 (f)	99	11,175
(Barrick Gold Corp.), 9.00%, 10/13/22 (f)	474	8,455
(Ford Motor Company), 12.50%, 01/12/23 (f)	435	5,234
(Alphabet Inc.), 9.00%, 06/22/23 (f)	2	5,126
Credit Suisse AG
(Bank of America Corporation), 7.50%, 07/19/22 (f)	485	15,063
(Intel Corporation), 9.00%, 07/19/22 (f)	170	6,353
(Air Products and Chemicals, Inc.), 8.50%, 05/15/23 (f)	20	4,649
(Morgan Stanley), 10.00%, 08/08/23 (f) (h)	131	9,964
Goldman Sachs International
(Texas Instruments Incorporated), 8.50%, 12/14/22 (f)	78	12,352
(Cummins Inc.), 8.00%, 01/10/23 (f)	30	5,845
(Honeywell International Inc.), 8.50%, 04/04/23 (a) (f)	23	4,014
(Newmont Corporation), 10.00%, 07/05/23 (f) (h)	75	4,569
JPMorgan Chase Bank, National Association
(The Goldman Sachs Group, Inc.), 8.50%, 03/09/23 (f)	15	4,587
(Bank of America Corporation), 9.50%, 05/12/23 (f)	125	3,995
Merrill Lynch International & Co. C.V.
(Amazon.com, Inc.), 8.50%, 01/11/23 (f)	6	12,745
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 9.00%, 10/11/22 (a) (f)	20	2,376
(Microchip Technology Incorporated), 10.00%, 06/26/23 (a) (f)	50	3,057
Morgan Stanley Finance II Ltd
(Comcast Corporation), 6.00%, 07/19/22 (f)	243	9,514
National Bank of Canada
(Rio Tinto PLC), 12.50%, 07/28/22 (f)	128	8,044
(NextEra Energy, Inc.), 8.50%, 12/05/23 (f)	65	4,913
Royal Bank of Canada
(CVS Health Corporation), 8.00%, 12/16/22 (a) (f)	153	13,745
(Analog Devices, Inc.), 10.00%, 05/19/23 (f)	72	10,679
(The Walt Disney Company), 10.00%, 05/26/23 (a) (f)	70	6,836
Societe Generale
(Workday, Inc.), 8.18%, 09/02/22 (f)	45	6,394
(Pfizer Inc.), 8.50%, 06/09/23 (f)	76	3,929
UBS AG
(Chevron Corporation), 10.00%, 08/16/22 (f)	140	15,347
Total Equity Linked Structured Notes (cost $277,972)		233,806
GOVERNMENT AND AGENCY OBLIGATIONS 9.7%
U.S. Treasury Note 9.6%
Treasury, United States Department of
1.50%, 02/15/25	15,000	14,414
1.75%, 03/15/25 (b)	70,000	67,659
2.38%, 04/30/26	10,000	9,758
1.88%, 02/15/32	12,000	10,869
2.88%, 05/15/32	53,500	52,898
		155,598
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	689	688
Total Government And Agency Obligations (cost $156,825)		156,286
PREFERRED STOCKS 2.1%
Utilities 1.2%
DTE Energy Company, 6.25%, 11/01/22 (c)	135	6,942
NextEra Energy, Inc., 5.28%, 03/01/23 (c)	250	12,413
		19,355
Information Technology 0.8%
Broadcom Inc., 8.00%, 09/30/22 (c)	8	12,025
Financials 0.1%
K.K.R. Co., Inc., 6.00%, 09/15/23 (b) (c)	33	1,900
Total Preferred Stocks (cost $27,425)		33,280
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	3,811	3,745
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,811)		3,745
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Communication Services 0.0%
Diamond Sports Group, LLC
2022 First Priority Term Loan, 9.18%, (SOFR + 8.00%), 05/19/26 (f)	726	721
Total Senior Floating Rate Instruments (cost $678)		721
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund, 1.41% (i) (j)	45,339	45,339
Investment Companies 1.0%
JNL Government Money Market Fund, 1.02% (i) (j)	15,879	15,879
Total Short Term Investments (cost $61,218)		61,218
Total Investments 102.3% (cost $1,689,395)		1,656,838
Other Assets and Liabilities, Net (2.3)%		(37,585)
Total Net Assets 100.0%		1,619,253

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $428,005 and 26.4% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Convertible security.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	612,375	—	612,375
Common Stocks	543,788	11,619	—	555,407
Equity Linked Structured Notes	—	233,806	—	233,806
Government And Agency Obligations	—	156,286	—	156,286
Preferred Stocks	33,280	—	—	33,280
Non-U.S. Government Agency Asset-Backed Securities	—	3,745	—	3,745
Senior Floating Rate Instruments	—	721	—	721
Short Term Investments	61,218	—	—	61,218
	638,286	1,018,552	—	1,656,838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.4%
Information Technology 25.6%
Accenture Public Limited Company - Class A	63	17,416
Applied Materials, Inc.	772	70,208
Automatic Data Processing, Inc.	299	62,759
Broadcom Inc.	61	29,710
Cisco Systems, Inc.	1,183	50,421
Fidelity National Information Services, Inc.	223	20,483
FleetCor Technologies Inc. (a)	49	10,275
Fortinet, Inc. (a)	962	54,434
Gartner Inc. (a)	211	51,094
Global Payments Inc.	176	19,520
HP Inc.	2,031	66,568
Intel Corporation	1,091	40,819
International Business Machines Corporation	264	37,241
Intuit Inc.	75	28,842
Juniper Networks, Inc.	2,058	58,663
KLA-Tencor Corp.	241	76,959
Kyndryl Holdings, Inc. (a)	16	160
Lam Research Corp.	141	60,182
Microsoft Corporation	272	69,790
NetApp, Inc.	1,913	124,833
NVIDIA Corporation	147	22,316
Oracle Corporation	356	24,873
Qualcomm Incorporated	465	59,359
Seagate Technology Holdings Public Limited Company	1,342	95,880
Skyworks Solutions, Inc.	83	7,718
Texas Instruments Incorporated	470	72,267
The Western Union Company	3,767	62,041
Trimble Inc. (a)	235	13,665
		1,308,496
Health Care 15.2%
Amgen Inc.	197	47,908
Anthem, Inc.	70	33,977
Biogen Inc. (a)	54	11,079
Bio-Rad Laboratories, Inc. - Class A (a)	29	14,142
Cardinal Health, Inc.	2,135	111,592
Charles River Laboratories International Inc. (a)	109	23,257
CVS Health Corporation	191	17,722
Edwards Lifesciences Corporation (a)	191	18,165
Eli Lilly & Co.	341	110,424
Gilead Sciences, Inc.	497	30,697
HCA Healthcare, Inc.	183	30,735
Johnson & Johnson	269	47,668
Laboratory Corporation of America Holdings	190	44,606
McKesson Corporation	219	71,465
Merck & Co., Inc.	438	39,915
Pfizer Inc.	667	34,944
Quest Diagnostics Incorporated	234	31,122
Regeneron Pharmaceuticals, Inc. (a)	100	58,956
		778,374
Consumer Discretionary 12.1%
Advance Auto Parts, Inc.	249	43,177
Aptiv PLC (a)	145	12,941
AutoZone, Inc. (a)	30	64,027
Best Buy Co., Inc.	382	24,895
Darden Restaurants Inc.	230	26,020
Genuine Parts Co.	185	24,602
Hasbro, Inc.	226	18,467
Leggett & Platt Inc.	499	17,256
Lennar Corporation - Class A (b)	336	23,702
LKQ Corporation	578	28,367
Lowe`s Companies, Inc.	290	50,625
Mohawk Industries Inc. (a)	112	13,878
NVR, Inc. (a)	4	17,242
O'Reilly Automotive, Inc. (a)	133	83,851
Pulte Homes Inc.	212	8,386
PVH Corp.	211	12,005
Ralph Lauren Corp. - Class A	87	7,815
Tapestry Inc.	1,097	33,483
The Home Depot, Inc.	186	51,053
Tractor Supply Co.	96	18,521
VF Corp.	344	15,179
Whirlpool Corporation	162	25,124
		620,616
Financials 9.7%
American Express Company	110	15,293
Ameriprise Financial, Inc.	37	8,824
AON Public Limited Company - Class A	152	41,003
Capital One Financial Corporation	133	13,883
Cincinnati Financial Corporation	359	42,751
Comerica Inc.	261	19,146
Discover Financial Services	827	78,242
Franklin Resources Inc.	377	8,791
Huntington Bancshares Incorporated	1,449	17,432
Invesco Ltd.	873	14,086
Moody's Corp.	93	25,289
Northern Trust Corp.	189	18,184
Progressive Corp.	682	79,346
Prudential Financial Inc.	206	19,698
SVB Financial Group (a)	31	12,296
The Charles Schwab Corporation	235	14,830
The Hartford Financial Services Group, Inc.	285	18,671
Unum Group	423	14,374
Wells Fargo & Company	822	32,205
		494,344
Communication Services 8.9%
Alphabet Inc. - Class A (a)	35	75,195
Comcast Corporation - Class A	461	18,075
Interpublic Group of Cos. Inc.	4,510	124,150
Netflix, Inc. (a)	34	5,867
Omnicom Group Inc.	1,998	127,104
Verizon Communications Inc.	1,838	93,292
ViacomCBS Inc. - Class B	533	13,166
		456,849
Industrials 7.0%
3M Company	197	25,444
Equifax Inc.	168	30,726
Huntington Ingalls Industries Inc.	61	13,207
JB Hunt Transport Services Inc.	218	34,397
Johnson Controls International Public Limited Company	296	14,153
Lockheed Martin Corporation	236	101,500
PACCAR Inc.	122	10,063
Quanta Services, Inc.	189	23,725
Republic Services Inc.	165	21,573
Snap-On Inc.	157	30,989
Textron Inc.	313	19,114
United Parcel Service Inc. - Class B	107	19,608
United Rentals Inc. (a)	63	15,237
		359,736
Consumer Staples 6.4%
Altria Group, Inc.	695	29,045
Archer-Daniels-Midland Company	369	28,596
Colgate-Palmolive Co.	836	66,963
Costco Wholesale Corporation	38	18,295
Estee Lauder Cos. Inc. - Class A	130	33,060
Kimberly-Clark Corporation	317	42,899
Philip Morris International Inc.	220	21,752
Target Corporation	88	12,475
The Kroger Co.	424	20,049
Tyson Foods Inc. - Class A	405	34,828
Walgreens Boots Alliance, Inc.	472	17,905
		325,867
Energy 4.4%
Apa Corp.	322	11,230
EOG Resources, Inc.	1,166	128,725
Marathon Petroleum Corporation	369	30,295
ONEOK, Inc.	987	54,781
		225,031
Utilities 3.8%
Constellation Energy Group, Inc.	143	8,165
Duke Energy Corporation	211	22,651
Exelon Corporation	894	40,534

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
FirstEnergy Corp.	572	21,952
NRG Energy, Inc.	1,165	44,474
Pinnacle West Capital Corp.	158	11,582
PPL Corporation	1,595	43,274
		192,632
Materials 3.3%
Avery Dennison Corporation	93	15,089
International Paper Company	190	7,935
LyondellBasell Industries N.V. - Class A	593	51,833
Nucor Corporation	907	94,715
Sylvamo Corporation	17	561
		170,133
Real Estate 3.0%
CBRE Group, Inc. - Class A (a)	342	25,194
Essex Property Trust Inc.	34	8,963
Extra Space Storage Inc.	105	17,927
Simon Property Group, Inc.	141	13,377
Vornado Realty Trust	796	22,765
Weyerhaeuser Company	2,003	66,345
		154,571
Total Common Stocks (cost $5,659,808)		5,086,649
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 1.02% (c) (d)	20,257	20,257
Total Short Term Investments (cost $20,257)		20,257
Total Investments 99.8% (cost $5,680,065)		5,106,906
Other Derivative Instruments (0.0)%		(315)
Other Assets and Liabilities, Net 0.2%		10,183
Total Net Assets 100.0%		5,116,774

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	170	September 2022	32,017	(315)	193

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,086,649	—	—	5,086,649
Short Term Investments	20,257	—	—	20,257
	5,106,906	—	—	5,106,906
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	193	—	—	193
	193	—	—	193

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 86.6%
India 24.0%
Cipla Limited	585	6,802
Housing Development Finance Corp.	1,080	29,810
ICICI Bank Limited	1,297	11,664
Infosys Ltd. - ADR	350	6,474
Infosys Ltd.	701	13,004
ITC Limited	10,113	35,120
JSW Steel Limited	701	5,023
Reliance Industries Ltd.	814	26,826
State Bank of India	2,098	12,430
Sun Pharmaceutical Industries Ltd.	991	10,435
Tata Consultancy Services Limited	132	5,490
Tata Steel Ltd.	473	5,215
		168,293
China 23.7%
Alibaba Group Holding Limited (a) (b)	436	6,204
Alibaba Group Holding Limited - ADR (a)	93	10,625
Baoshan Iron & Steel Co., Ltd. - Class A	3,452	3,097
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	998	7,669
China Construction Bank Corporation - Class H	19,745	13,281
China Merchants Bank Co., Ltd. - Class H	2,967	19,878
Geely Automobile Holdings Ltd.	3,728	8,493
JD.com, Inc. - Class A	193	6,179
JD.com, Inc. - Class A - ADR	92	5,882
Kweichow Moutai Co. Ltd. - Class A	51	15,464
Meituan Dianping - Class B (a) (b)	355	8,884
NetEase, Inc.	428	7,922
PetroChina Company Limited - Class H	30,877	14,649
Pinduoduo Inc. - ADR (a)	188	11,617
Tencent Holdings Limited	289	12,952
Wuxi Biologics Cayman Inc (a) (b)	489	4,478
Zijin Mining Group Co., Ltd. - Class A	6,331	8,786
		166,060
Brazil 10.5%
Centrais Eletricas Brasileiras SA	1,389	12,257
Petroleo Brasileiro S/A Petrobras. - ADR	2,426	28,336
Vale S.A.	2,234	32,701
		73,294
United States of America 5.4%
Exxon Mobil Corporation	266	22,783
Newmont Corporation	250	14,939
		37,722
Netherlands 4.8%
Heineken NV	212	19,415
Shell PLC - Class A	555	14,394
		33,809
Mexico 3.5%
America Movil SAB de CV	10,361	10,588
Wal - Mart de Mexico, S.A.B. de C.V.	4,034	13,893
		24,481
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,377	22,021
France 2.6%
Total SA	350	18,426
Hong Kong 2.0%
AIA Group Limited	590	6,401
Galaxy Entertainment Group Ltd.	1,301	7,785
		14,186
South Korea 2.0%
POSCO	39	6,892
SK Telecom Co. Ltd.	159	6,362
S-Oil Corp.	11	878
		14,132
South Africa 2.0%
Capitec Bank Holdings Ltd.	49	5,990
FirstRand Ltd.	2,052	7,866
		13,856
Indonesia 1.7%
PT. Bank Central Asia Tbk	16,370	7,971
Telekomunikasi Indonesia (Persero), PT TBK	15,516	4,171
		12,142
Italy 1.3%
ENI SpA	735	8,740
Russian Federation 0.0%
Gazprom, Pao (b) (c)	2,924	—
Polymetal International PLC (b) (c)	85	—
Public Joint Stock Company "Severstal" (b) (c)	75	—
Public Joint Stock Society "Polyus" (b) (c)	42	—
Public Joint Stock Society Oil Company "Lukoil" (b) (c)	202	—
Public Joint Stock Society Oil Company "Rosneft" (b) (c)	2,349	—
Total Common Stocks (cost $678,046)		607,162
PREFERRED STOCKS 6.6%
Brazil 6.6%
Banco Bradesco S.A. (d)	3,419	11,231
Itau Unibanco Holding S.A. (d)	3,286	14,254
Petroleo Brasileiro S/A Petrobras. (d)	3,940	21,020
Total Preferred Stocks (cost $48,682)		46,505
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.3%
JNL Government Money Market Fund, 1.02% (e) (f)	44,484	44,484
Total Short Term Investments (cost $44,484)		44,484
Total Investments 99.5% (cost $771,212)		698,151
Other Assets and Liabilities, Net 0.5%		3,251
Total Net Assets 100.0%		701,402

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	05/27/22	5,392	6,204	0.9
Gazprom, Pao	08/27/21	13,221	—	—
Meituan Dianping - Class B	06/07/22	9,182	8,884	1.3
Polymetal International PLC	02/18/22	1,294	—	—
Public Joint Stock Company "Severstal"	06/25/21	1,642	—	—
Public Joint Stock Society "Polyus"	03/10/20	6,921	—	—
Public Joint Stock Society Oil Company "Lukoil"	02/25/21	17,029	—	—
Public Joint Stock Society Oil Company "Rosneft"	03/09/21	18,442	—	—
Wuxi Biologics Cayman Inc	06/13/22	4,181	4,478	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/GQG Emerging Markets Equity Fund — Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
	77,304	19,566	2.8

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BBH	07/05/22	HKD	(1,886)	(240)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	170,095	437,067	—	607,162
Preferred Stocks	46,505	—	—	46,505
Short Term Investments	44,484	—	—	44,484
	261,084	437,067	—	698,151
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 96.1%
United States of America 43.1%
Alphabet Inc. - Class A (a)	21	46,148
Amazon.com, Inc. (a)	214	22,686
American International Group, Inc.	372	19,029
Bank of America Corporation	470	14,628
Berkshire Hathaway Inc. - Class B (a)	76	20,831
BlackRock, Inc.	28	17,236
Booking Holdings Inc. (a)	8	13,612
Charter Communications, Inc. - Class A (a)	55	25,925
Citigroup Inc.	218	10,051
Comcast Corporation - Class A	151	5,910
Fiserv, Inc. (a)	328	29,155
General Motors Company (a)	438	13,897
HCA Healthcare, Inc.	108	18,076
Hilton Worldwide Holdings Inc.	92	10,208
Keurig Dr Pepper Inc.	475	16,796
Parker-Hannifin Corporation	31	7,751
Salesforce.Com, Inc. (a)	118	19,409
Visa Inc. - Class A	43	8,427
		319,775
Germany 18.1%
Allianz SE	125	23,852
Bayer AG - Class N	366	21,774
Daimler AG - Class N	410	23,734
Daimler Truck Holding AG (a)	552	14,422
Fresenius Medical Care AG & Co. KGaA	279	13,931
Fresenius SE & Co. KGaA	457	13,863
Henkel AG & Co. KGaA	112	6,846
SAP SE	176	15,994
		134,416
Switzerland 11.7%
Compagnie Financiere Richemont SA	17	1,856
Credit Suisse Group AG - Class N	3,439	19,577
Glencore PLC	3,202	17,328
Julius Bar Gruppe AG - Class N	428	19,733
LafargeHolcim Ltd.	357	15,266
Novartis AG - Class N	153	12,905
		86,665
France 7.3%
BNP Paribas SA	576	27,612
Danone	182	10,202
Worldline (a) (b)	428	15,930
		53,744
Netherlands 6.6%
CNH Industrial N.V.	1,327	15,374
Prosus N.V.	512	33,380
		48,754
United Kingdom 3.6%
Compass Group PLC	241	4,935
Liberty Global PLC - Class A (a)	574	12,081
WPP 2012 Limited	980	9,883
		26,899
China 2.8%
Alibaba Group Holding Limited (a) (b)	1,439	20,496
South Korea 1.4%
NAVER Corp.	56	10,250
Mexico 0.9%
Grupo Televisa S.A.B. - ADR	824	6,740
Japan 0.6%
Toyota Motor Corp.	268	4,121
Total Common Stocks (cost $748,251)		711,860
PREFERRED STOCKS 1.7%
South Korea 1.4%
Samsung Electronics Co. Ltd., 1.00% (c)	261	10,473
Germany 0.3%
Henkel AG & Co. KGaA (d)	39	2,378
Total Preferred Stocks (cost $18,558)		12,851
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund, 1.02% (e) (f)	16,238	16,238
Total Short Term Investments (cost $16,238)		16,238
Total Investments 100.0% (cost $783,047)		740,949
Other Assets and Liabilities, Net 0.0%		286
Total Net Assets 100.0%		741,235
(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	12/29/20	29,105	20,496	2.8
Worldline	11/01/21	24,026	15,930	2.1
		53,131	36,426	4.9

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	UBS	07/05/22	HKD	(4,097)	(522)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	319,775	—	—	319,775
Germany	—	134,416	—	134,416
Switzerland	—	86,665	—	86,665
France	—	53,744	—	53,744
Netherlands	—	48,754	—	48,754
United Kingdom	12,081	14,818	—	26,899
China	—	20,496	—	20,496
South Korea	—	10,250	—	10,250
Mexico	6,740	—	—	6,740
Japan	—	4,121	—	4,121
Preferred Stocks	12,851	—	—	12,851
Short Term Investments	16,238	—	—	16,238
	367,685	373,264	—	740,949
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.6%
Real Estate 99.6%
Acadia Realty Trust	279	4,365
Agree Realty Corporation (a)	87	6,239
American Tower Corporation	153	39,181
AvalonBay Communities, Inc.	104	20,278
CENTERSPACE	37	3,029
Crown Castle International Corp.	31	5,217
DiamondRock Hospitality Co. (b)	888	7,293
Digital Realty Trust Inc.	129	16,689
Duke Realty Corp.	227	12,466
EPR Properties	115	5,407
Equinix, Inc.	7	4,321
Invitation Homes Inc.	223	7,931
Kilroy Realty Corporation	106	5,525
Life Storage Inc.	56	6,232
Mid-America Apartment Communities, Inc.	52	9,144
Netstreit Corp.	270	5,102
Pebblebrook Hotel Trust	186	3,081
Physicians Realty Trust	314	5,485
Piedmont Office Realty Trust Inc. - Class A	334	4,387
Postal Realty Trust, Inc. - Class A	243	3,624
ProLogis Inc.	90	10,548
Public Storage	46	14,523
Rexford Industrial Realty, Inc.	173	9,969
SBA Communications Corporation	15	4,908
Simon Property Group, Inc.	110	10,414
Sun Communities Inc.	63	9,981
Urban Edge Properties	273	4,150
Ventas, Inc.	211	10,860
Welltower Inc.	197	16,187
Weyerhaeuser Company	89	2,930
Total Common Stocks (cost $296,082)		269,466
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund, 1.02% (c) (d)	539	539
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	98	98
Total Short Term Investments (cost $637)		637
Total Investments 99.9% (cost $296,719)		270,103
Other Assets and Liabilities, Net 0.1%		399
Total Net Assets 100.0%		270,502

(a) All or a portion of the security was on loan as of June 30, 2022.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	269,466	—	—	269,466
Short Term Investments	637	—	—	637
	270,103	—	—	270,103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 95.8%
Health Care 21.4%
AbbVie Inc.	51	7,790
Anthem, Inc.	36	17,413
Becton, Dickinson and Company	68	16,749
Bristol-Myers Squibb Company	189	14,571
CVS Health Corporation	246	22,755
Eli Lilly & Co.	33	10,541
Johnson & Johnson	223	39,518
Medtronic Public Limited Company	219	19,655
Merck & Co., Inc.	321	29,225
Stryker Corporation	36	7,159
UnitedHealth Group Incorporated	56	28,831
		214,207
Financials 17.2%
American Express Company	87	12,041
Bank of America Corporation	616	19,164
Comerica Inc.	126	9,246
Cullen/Frost Bankers Inc.	42	4,945
Fifth Third Bancorp	204	6,847
M&T Bank Corporation	83	13,216
Morgan Stanley	116	8,832
S&P Global Inc.	27	8,983
State Street Corporation	156	9,599
The Charles Schwab Corporation	272	17,183
The Hartford Financial Services Group, Inc.	255	16,693
The Travelers Companies, Inc.	105	17,758
Wells Fargo & Company	508	19,889
Zions Bancorp	156	7,942
		172,338
Consumer Staples 9.4%
Heineken NV	55	5,006
Kraft Heinz Foods Company	439	16,755
L'Oreal SA	25	8,798
Nestle SA - Class N	124	14,467
Target Corporation	86	12,185
The Coca-Cola Company	261	16,448
Walmart Inc.	166	20,168
		93,827
Information Technology 8.9%
Analog Devices, Inc.	54	7,863
Booz Allen Hamilton Holding Corporation - Class A	98	8,893
Broadcom Inc.	19	9,178
Cognizant Technology Solutions Corp. - Class A	220	14,881
Lam Research Corp.	14	6,138
Microsoft Corporation	68	17,385
TE Connectivity Ltd. (a)	85	9,630
Visa Inc. - Class A	78	15,374
		89,342
Industrials 8.6%
ABB Ltd. - Class N	259	6,865
Caterpillar Inc.	30	5,423
Deere & Company	19	5,828
Parker-Hannifin Corporation	40	9,879
Pentair Public Limited Company	115	5,280
Raytheon BBN Technologies Corp.	269	25,880
Stanley Black & Decker, Inc.	60	6,254
Trane Technologies Public Limited Company	51	6,564
United Parcel Service Inc. - Class B	74	13,594
		85,567
Energy 8.1%
Chevron Corporation	243	35,153
ConocoPhillips	253	22,712
Exxon Mobil Corporation	121	10,338
Pioneer Natural Resources Co.	57	12,647
		80,850
Communication Services 7.3%
AT&T Inc.	620	12,990
Comcast Corporation - Class A	579	22,703
Deutsche Telekom AG - Class N	582	11,566
Verizon Communications Inc.	317	16,089
Walt Disney Co. (b)	102	9,664
		73,012
Utilities 6.8%
American Electric Power Company, Inc.	140	13,417
Dominion Energy, Inc.	193	15,434
Entergy Corporation	149	16,826
Exelon Corporation	233	10,556
Public Service Enterprise Group Inc.	190	12,055
		68,288
Consumer Discretionary 4.6%
Columbia Sportswear Co.	59	4,205
Lowe`s Companies, Inc.	62	10,770
McDonald's Corporation	63	15,573
Starbucks Corporation	116	8,845
TJX Cos. Inc.	113	6,303
		45,696
Real Estate 2.1%
Crown Castle International Corp.	71	11,951
Weyerhaeuser Company	276	9,137
		21,088
Materials 1.4%
Avery Dennison Corporation	28	4,556
DuPont de Nemours, Inc.	167	9,286
		13,842
Total Common Stocks (cost $919,950)		958,057
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund, 1.02% (c) (d)	37,524	37,524
Total Short Term Investments (cost $37,524)		37,524
Total Investments 99.6% (cost $957,474)		995,581
Other Assets and Liabilities, Net 0.4%		4,027
Total Net Assets 100.0%		999,608

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	12,091	9,630	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	911,355	46,702	—	958,057
Short Term Investments	37,524	—	—	37,524
	948,879	46,702	—	995,581

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.5%
United States of America 56.9%
Adobe Inc. (a)	159	58,287
Agilent Technologies, Inc.	191	22,680
Alphabet Inc. - Class A (a)	82	179,593
Amazon.com, Inc. (a)	125	13,284
Analog Devices, Inc.	447	65,351
Avantor, Inc. (a)	895	27,825
Boston Scientific Corporation (a)	175	6,540
Charles River Laboratories International Inc. (a)	32	6,874
Charter Communications, Inc. - Class A (a)	7	3,169
Danaher Corporation	27	6,913
Datadog, Inc. - Class A (a)	37	3,490
Dun & Bradstreet Holdings, Inc. (a)	171	2,570
Ecolab Inc.	15	2,365
Equifax Inc.	166	30,375
Facebook, Inc. - Class A (a)	349	56,351
Fidelity National Information Services, Inc.	90	8,228
IDEXX Laboratories, Inc. (a)	11	3,815
Illumina, Inc. (a)	47	8,671
Intuit Inc.	218	84,110
Intuitive Surgical, Inc. (a)	38	7,586
IQVIA Inc. (a)	65	14,161
Lam Research Corp.	4	1,489
Marriott International, Inc. - Class A	44	6,033
Marvell Technology, Inc.	412	17,932
Microsoft Corporation	83	21,413
NVIDIA Corporation	44	6,592
Omnicell, Inc. (a)	58	6,608
Phathom Pharmaceuticals, Inc. (a) (b)	192	1,616
Qualtrics International Inc. - Class A (a)	332	4,156
S&P Global Inc.	245	82,720
Splunk Inc. (a)	89	7,906
United Parcel Service Inc. - Class B	234	42,767
Veracyte, Inc. (a)	283	5,622
Visa Inc. - Class A	131	25,832
Walt Disney Co. (a)	29	2,722
		845,646
France 8.9%
Dassault Systemes	152	5,593
Kering SA	83	42,458
LVMH Moet Hennessy Louis Vuitton SE	139	84,650
		132,701
Japan 8.8%
Fanuc Ltd.	22	3,495
Keyence Corp.	112	37,922
Murata Manufacturing Co. Ltd.	738	40,388
Nidec Corp.	328	20,200
Omron Corp.	172	8,711
TDK Corp.	628	19,270
		129,986
China 5.9%
JD.com, Inc. - Class A - ADR	1,147	73,653
Meituan Dianping - Class B (a) (c)	423	10,597
Tencent Holdings Limited	66	2,939
		87,189
India 4.8%
DLF Limited	11,634	46,330
ICICI Bank Limited - ADR	1,442	25,586
		71,916
Netherlands 4.5%
Airbus SE	549	53,445
ASML Holding	28	13,182
		66,627
Sweden 3.3%
Assa Abloy AB - Class B	1,091	23,245
Atlas Copco Aktiebolag - Class A	2,726	25,500
		48,745
Denmark 3.0%
Ambu A/S - Class B (b)	198	1,927
Novo Nordisk A/S - Class B	385	42,776
		44,703
Germany 1.7%
SAP SE	286	25,938
Switzerland 0.8%
Lonza Group AG	18	9,607
Zur Rose Group AG (a) (b)	29	2,208
		11,815
Italy 0.4%
Brunello Cucinelli S.p.A.	132	5,959
United Kingdom 0.3%
Farfetch Ltd - Class A (a)	626	4,482
Brazil 0.2%
StoneCo Ltd. - Class A (a)	321	2,474
Total Common Stocks (cost $1,043,490)		1,478,181
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (d) (e)	6,236	6,236
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	4,677	4,677
Total Short Term Investments (cost $10,913)		10,913
Total Investments 100.3% (cost $1,054,403)		1,489,094
Other Assets and Liabilities, Net (0.3)%		(3,902)
Total Net Assets 100.0%		1,485,192

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan Dianping - Class B	04/14/21	12,434	10,597	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	845,646	—	—	845,646
France	—	132,701	—	132,701
Japan	—	129,986	—	129,986
China	73,653	13,536	—	87,189
India	25,586	46,330	—	71,916
Netherlands	—	66,627	—	66,627
Sweden	—	48,745	—	48,745
Denmark	—	44,703	—	44,703
Germany	—	25,938	—	25,938
Switzerland	—	11,815	—	11,815
Italy	—	5,959	—	5,959
United Kingdom	4,482	—	—	4,482
Brazil	2,474	—	—	2,474
Short Term Investments	10,913	—	—	10,913
	962,754	526,340	—	1,489,094

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.0%
Information Technology 23.7%
Allegro Microsystems Inc. (a)	714	14,763
Altair Engineering Inc. - Class A (a)	308	16,187
Ambarella Inc. (a)	142	9,284
Avalara, Inc. (a)	129	9,138
Black Knight, Inc. (a)	226	14,810
Blackline, Inc. (a)	262	17,416
CACI International Inc. - Class A (a)	6	1,627
Calix, Inc. (a)	281	9,596
Endava PLC - Class A - ADR (a)	124	10,979
ExlService Holdings Inc. (a)	96	14,216
Five9 Inc. (a)	137	12,494
Flex Ltd. (a)	718	10,387
Flywire Corporation (a)	492	8,667
Guidewire Software, Inc. (a)	162	11,523
Impinj, Inc. (a)	225	13,209
KBR, Inc.	300	14,540
Knowbe4, Inc. - Class A (a)	821	12,817
Lattice Semiconductor Corp. (a)	323	15,677
Littelfuse Inc.	76	19,218
Manhattan Associates Inc. (a)	123	14,136
Olo Inc. - Class A (a)	764	7,542
Perficient, Inc. (a)	129	11,803
Power Integrations Inc.	161	12,075
Qualys, Inc. (a)	178	22,451
Rapid7, Inc. (a)	191	12,778
Silicon Laboratories Inc. (a)	95	13,276
Sprout Social, Inc. - Class A (a)	164	9,497
The Descartes Systems Group Inc. (a)	223	13,836
Upstate Property Rentals, LLC (a)	175	4,417
Workiva Inc. - Class A (a)	155	10,223
		368,582
Health Care 23.7%
ABCAM PLC (a)	929	13,326
Acadia Healthcare Company, Inc. (a)	212	14,323
Arvinas Operations, Inc. (a)	155	6,522
AtriCure, Inc. (a)	357	14,599
Caredx, Inc. (a)	562	12,081
Chemed Corporation	33	15,302
ChemoCentryx, Inc. (a)	404	10,003
Conmed Corp.	62	5,892
Cryoport, Inc. (a)	462	14,321
Doximity, Inc. - Class A (a) (b)	262	9,116
Globus Medical Inc. - Class A (a)	198	11,103
Halozyme Therapeutics, Inc. (a)	691	30,400
Inari Medical, Inc. (a)	259	17,623
Insulet Corporation (a)	75	16,283
Intellia Therapeutics, Inc. (a)	105	5,424
Iovance Biotherapeutics Inc. (a)	445	4,915
iRhythm Technologies Inc. (a)	66	7,120
LHC Group, Inc. (a)	100	15,645
Maravai LifeSciences Holdings, Inc. - Class A (a)	341	9,676
Mesa Laboratories, Inc.	66	13,457
Mirati Therapeutics, Inc. (a)	116	7,780
Natera, Inc. (a)	354	12,556
Omnicell, Inc. (a)	117	13,316
Pacira Biosciences, Inc. (a)	197	11,513
Prestige Consumer Healthcare Inc. (a)	125	7,347
R1 RCM Inc. (a)	618	12,963
Repligen Corporation (a)	114	18,465
Syneos Health, Inc. - Class A (a)	347	24,908
Tandem Diabetes Care Inc. (a)	194	11,491
		367,470
Industrials 16.2%
AECOM	352	22,942
ASGN Incorporated (a)	140	12,605
BWXT Government Group, Inc.	230	12,665
Chart Industries, Inc. (a)	96	16,033
Clarivate PLC (a)	538	7,459
Clean Harbors Inc. (a)	234	20,536
Construction Partners, Inc. - Class A (a)	604	12,641
Evoqua Water Technologies Corp. (a)	705	22,929
GXO Logistics Inc. (a)	255	11,046
Kornit Digital Ltd. (a)	185	5,859
Mercury Systems Inc. (a)	233	14,991
Nordson Corp.	79	16,080
Saia, Inc. (a)	63	11,929
SiteOne Landscape Supply, Inc. (a)	88	10,465
Valmont Industries Inc.	99	22,147
Vicor Corp. (a)	225	12,321
WESCO International, Inc. (a)	180	19,300
		251,948
Consumer Discretionary 11.8%
Fox Factory Holding Corp. (a)	166	13,335
Gentherm Incorporated (a)	187	11,701
Harley-Davidson, Inc.	430	13,622
Kontoor Brands, Inc.	370	12,352
Marriott Vacations Worldwide Corporation	142	16,449
National Vision Holdings, Inc. (a)	440	12,090
Overstock.com Inc. (a) (b)	355	8,887
Planet Fitness, Inc. - Class A (a)	252	17,159
Pool Corporation	49	17,188
Shutterstock Inc.	205	11,768
Sonos, Inc. (a)	512	9,237
Texas Roadhouse Inc. - Class A	222	16,280
Wingstop Inc.	167	12,511
Wyndham Hotels & Resorts, Inc.	161	10,553
		183,132
Financials 6.7%
BRP Group, Inc. - Class A (a)	581	14,019
Hanover Insurance Group Inc.	105	15,350
LPL Financial Holdings Inc.	176	32,526
Morningstar Inc.	86	20,866
Silvergate Capital Corporation - Class A (a)	134	7,148
TMX Group Limited	145	14,790
		104,699
Energy 4.3%
ChampionX Corporation	505	10,017
Enviva, Inc.	185	10,565
Matador Resources Co.	336	15,633
Oasis Petroleum Inc.	101	12,230
Range Resources Corporation (a)	380	9,416
SM Energy Company	265	9,074
		66,935
Consumer Staples 3.4%
Freshpet Inc. (a)	195	10,124
Grocery Outlet Holding Corp. (a)	281	11,995
Performance Food Group, Inc. (a)	380	17,479
The Simply Good Foods Company (a)	332	12,536
		52,134
Materials 3.2%
Axalta Coating Systems Ltd. (a)	469	10,361
Cleveland-Cliffs Inc. (a)	652	10,029
Element Solutions, Inc.	1,211	21,549
MP Materials Corp. - Class A (a)	110	3,541
Ranpak Holdings Corp - Class A (a)	638	4,465
		49,945
Real Estate 1.7%
EastGroup Properties Inc.	107	16,481
Terreno Realty Corporation	182	10,119
		26,600
Communication Services 1.3%
Iridium Communications Inc. (a)	533	20,019
Total Common Stocks (cost $1,618,456)		1,491,464
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.0%
JNL Government Money Market Fund, 1.02% (c) (d)	62,095	62,095

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	12,871	12,871
Total Short Term Investments (cost $74,966)		74,966
Total Investments 100.8% (cost $1,693,422)		1,566,430
Other Assets and Liabilities, Net (0.8)%		(12,680)
Total Net Assets 100.0%		1,553,750

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,478,138	13,326	—	1,491,464
Short Term Investments	74,966	—	—	74,966
	1,553,104	13,326	—	1,566,430

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 60.5%
United States of America 37.3%
3M Company	1	147
AbbVie Inc.	61	9,350
Activision Blizzard, Inc.	2	165
Acuity Brands, Inc.	—	41
ADT, Inc.	5	30
Advance Auto Parts, Inc.	—	74
Advanced Micro Devices, Inc. (a)	14	1,051
AGCO Corporation	1	60
AGNC Investment Corp.	5	61
Airbnb, Inc. - Class A (a)	2	192
Akamai Technologies, Inc. (a)	1	65
Albertsons Companies, Inc. - Class A	9	250
Alleghany Corporation (a)	1	462
Allison Systems, Inc.	1	44
Ally Financial Inc.	2	73
Alnylam Pharmaceuticals, Inc. (a)	4	656
Alphabet Inc. - Class A (a)	—	1,009
Alphabet Inc. - Class C (a)	3	5,751
Altria Group, Inc.	4	161
Amazon.com, Inc. (a)	151	16,019
Amdocs Limited	1	87
AMERCO	—	26
Ameren Corporation	8	678
American Electric Power Company, Inc.	4	339
American Express Company	32	4,455
American Homes 4 Rent - Class A	12	422
American International Group, Inc.	15	751
AmerisourceBergen Corporation	5	688
AMETEK, Inc.	9	1,024
Amgen Inc.	1	224
Amphenol Corporation - Class A	1	92
Analog Devices, Inc.	16	2,371
Annaly Capital Management, Inc.	13	78
Antero Midstream Corporation	7	63
Anthem, Inc.	1	263
Apple Hospitality REIT, Inc.	14	209
Apple Inc.	86	11,805
Applied Materials, Inc.	2	198
Archer-Daniels-Midland Company	2	137
Arista Networks, Inc. (a)	9	805
Arrow Electronics, Inc. (a)	1	71
Arthur J Gallagher & Co.	15	2,371
AT&T Inc.	13	270
AutoNation, Inc. (a)	1	72
AutoZone, Inc. (a)	—	1,010
AVANGRID, Inc.	1	39
Avnet, Inc.	2	71
Axalta Coating Systems Ltd. (a)	8	179
Baker Hughes, a GE Company, LLC - Class A	96	2,767
Bank of America Corporation (b)	245	7,640
Bank OZK	1	25
Bath & Body Works, Inc.	7	176
Baxter International Inc.	1	40
Becton, Dickinson and Company	1	147
Bellring Intermediate Holdings, Inc. (a)	9	234
Berkshire Hathaway Inc. - Class B (a) (b)	7	1,781
Berry Global Group, Inc. (a)	1	43
Best Buy Co., Inc.	7	439
Biogen Inc. (a)	—	52
BioMarin Pharmaceutical Inc. (a)	3	215
BJ's Wholesale Club Holdings, Inc. (a)	8	499
Black Knight, Inc. (a)	1	42
BlackRock, Inc.	5	3,324
BOK Financial Corporation	1	40
Booking Holdings Inc. (a)	3	3,793
BorgWarner Inc.	2	75
Boston Scientific Corporation (a)	129	4,818
Boyd Gaming Corporation	1	45
Bright Horizons Family Solutions Inc. (a)	7	565
Bristol-Myers Squibb Company (b)	128	9,854
Brixmor Property Group Inc.	22	450
Broadcom Inc.	1	374
Brooks Automation Inc.	1	45
Brunswick Corp.	1	39
Bumble Inc. - Class A (a)	29	826
Bunge Limited	2	183
Burlington Stores Inc. (a)	6	768
CACI International Inc. - Class A (a)	—	77
Campbell Soup Company	2	86
Capital One Financial Corporation	10	1,081
Capri Holdings Limited (a)	1	40
Cardinal Health, Inc.	9	455
Carlisle Cos. Inc.	2	385
CarMax Inc. (a)	7	609
Carnival Plc (a)	—	3
Carrier Global Corporation	9	332
Carter's Inc.	1	58
Catalent Inc. (a)	11	1,141
Caterpillar Inc.	1	194
CBRE Group, Inc. - Class A (a)	5	392
CDK Global, Inc.	1	80
CDW Corp.	1	90
Centene Corporation (a)	27	2,262
CenterPoint Energy, Inc.	13	379
Change Healthcare Inc. (a)	2	56
Charter Communications, Inc. - Class A (a)	7	3,371
Cheniere Energy, Inc.	6	763
Chevron Corporation (b)	36	5,101
Chubb Limited	3	552
Cigna Holding Company (b)	6	1,547
Cirrus Logic Inc. (a)	1	44
Cisco Systems, Inc.	23	969
Citigroup Inc.	48	2,205
Citizens Financial Group Inc.	20	727
Citrix Systems Inc.	1	62
CNA Financial Corp.	5	214
Cognizant Technology Solutions Corp. - Class A	2	126
Columbia Sportswear Co.	5	366
Comcast Corporation - Class A	35	1,384
Comerica Inc.	1	80
CommScope Holding Company, Inc. (a)	16	100
ConAgra Brands Inc.	3	100
Concentrix Corporation	—	35
Confluent, Inc. - Class A (a)	25	590
ConocoPhillips	44	3,971
Consolidated Edison, Inc.	1	106
Constellation Brands, Inc. - Class A	6	1,377
Cooper Cos. Inc.	3	927
Copart Inc. (a)	11	1,156
Corning Incorporated	3	106
Coronado Topco, Inc. (a)	—	42
Coterra Energy Inc	22	561
Cousins Properties Incorporated	1	20
Crane Holdings, Co.	1	71
CrowdStrike Holdings, Inc. - Class A (a)	4	628
Cummins Inc.	—	94
CVS Health Corporation	12	1,073
D.R. Horton, Inc.	4	244
Darden Restaurants Inc.	1	88
Deere & Company	5	1,400
Dell Technology Inc. - Class C	1	45
Delta Air Lines, Inc. (a)	31	904
DexCom Inc. (a)	9	634
Diamondback Energy, Inc.	10	1,246
Dick's Sporting Goods Inc. (c)	6	474
Dish Network Corporation - Class A (a)	14	250
Dolby Laboratories, Inc. - Class A	1	74
Dollar General Corporation	2	574
Dover Corporation	5	634
Dow Inc.	6	292
DT Midstream, Inc.	1	25
Duke Energy Corporation	2	209
Dun & Bradstreet Holdings, Inc. (a)	3	41
DuPont de Nemours, Inc.	6	308
DXC Technology Company (a)	2	74
Eastman Chemical Co.	19	1,676

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Eaton Corporation Public Limited Company	28	3,534
eBay Inc.	3	105
Edison International	5	340
El Paso Electric Company (a) (d)	1	19
Emerson Electric Co.	2	122
Encompass Health Corporation	1	31
Energizer Holdings, Inc.	10	287
Entegris, Inc.	9	844
Entergy Corporation	3	371
EOG Resources, Inc.	14	1,597
EPAM Systems, Inc. (a)	2	506
EPR Properties	1	39
Equifax Inc.	3	562
Equity Lifestyle Properties, Inc.	13	881
Equity Residential	1	70
Estee Lauder Cos. Inc. - Class A	3	887
Evergy, Inc.	1	61
Exact Sciences Corporation (a)	8	319
Exelixis, Inc. (a)	27	558
Exelon Corporation	13	598
Exxon Mobil Corporation	20	1,683
F5 Networks, Inc. (a)	—	53
Facebook, Inc. - Class A (a)	37	5,978
Federal Realty Investment Trust	3	309
FedEx Corporation	3	766
Fidelity National Financial, Inc. - Class A	1	48
Fidelity National Information Services, Inc.	10	871
Fifth Third Bancorp	3	99
First American Financial Corporation	1	75
First Hawaiian, Inc.	2	42
First Horizon National Corporation	4	86
First Republic Bank	6	905
FirstEnergy Corp.	2	67
FleetCor Technologies Inc. (a)	2	334
Flowers Foods Inc.	3	70
FMC Corporation	4	415
FNB Corp.	7	72
Ford Motor Company	12	135
Fortune Brands Home & Security, Inc.	4	261
Fox Corporation - Class A	2	76
Franklin Resources Inc.	3	77
Freeport-McMoRan Inc.	33	970
Gaming and Leisure Properties, Inc.	1	45
Gap Inc.	19	158
Generac Holdings Inc. (a)	3	624
General Dynamics Corporation	3	580
General Mills, Inc.	2	140
General Motors Company (a)	4	115
Gentex Corp.	3	76
Genuine Parts Co.	1	99
Gilead Sciences, Inc.	3	162
Global Payments Inc. (b)	7	773
Grand Canyon Education, Inc. (a)	—	18
H & R Block, Inc.	2	56
Hanesbrands Inc.	7	71
Harley-Davidson, Inc.	2	74
Hasbro, Inc.	1	83
Hawaiian Electric Industries Inc.	1	55
HCA Healthcare, Inc.	3	498
Hess Corporation	11	1,176
Hewlett Packard Enterprise Company	7	93
Highwoods Properties Inc.	1	42
Hilton Worldwide Holdings Inc.	9	965
Honeywell International Inc.	5	871
Horizon Therapeutics Public Limited Company (a)	14	1,115
HP Inc.	4	123
Hubbell Inc.	—	73
HubSpot Inc. (a)	2	578
Humana Inc.	2	1,038
Huntington Ingalls Industries Inc.	—	55
Huntsman Corp.	2	57
IAC/Interactive Corp. (a)	3	261
Independence Holdings, LLC	2	72
Ingersoll Rand Inc.	100	4,210
Ingredion Inc.	—	41
Insulet Corporation (a)	3	609
Intel Corporation	9	327
Intercontinental Exchange, Inc.	2	226
International Business Machines Corporation	6	818
International Paper Company	2	90
Interpublic Group of Cos. Inc.	3	84
Intuit Inc.	9	3,524
Intuitive Surgical, Inc. (a)	9	1,677
Invesco Ltd.	20	322
IPG Photonics Corporation (a)	—	33
Iron Mountain Incorporated	1	57
ITT Industries Holdings, Inc.	4	259
Jabil Inc.	1	71
Jazz Pharmaceuticals Public Limited Company (a)	6	951
JBG Smith Properties	10	240
Jefferies Financial Group Inc.	3	76
JM Smucker Co.	1	92
Johnson & Johnson (b)	9	1,538
Johnson Controls International Public Limited Company	2	102
Jones Lang LaSalle Incorporated (a)	—	53
Juniper Networks, Inc.	2	67
KB Home	3	83
Kellogg Co.	1	65
Keurig Dr Pepper Inc.	16	552
KeyCorp	5	87
Keysight Technologies, Inc. (a)	5	692
Kilroy Realty Corporation	1	37
Kimco Realty Corporation	31	619
Kinder Morgan, Inc.	36	610
Kite Realty Naperville, LLC	8	131
KLA-Tencor Corp.	—	147
Knight-Swift Transportation Holdings Inc. - Class A	2	82
Kohl's Corporation	8	293
Kontoor Brands, Inc.	3	100
Kraft Heinz Foods Company	18	687
L3Harris Technologies, Inc.	1	130
Laboratory Corporation of America Holdings	2	427
Lam Research Corp.	6	2,433
Lamar Advertising Co. - Class A	3	255
Lamb Weston Holdings Inc.	9	626
Lear Corporation	1	73
Leggett & Platt Inc.	2	69
Leidos Holdings Inc.	7	710
Lennar Corporation - Class A	1	96
Liberty Broadband Corp. - Series C (a)	4	455
Liberty SiriusXM Group - Series C (a)	11	413
Lincoln National Corporation	2	77
Lithia Motors Inc. - Class A	—	78
LKQ Corporation	2	88
Lockheed Martin Corporation	—	34
Loews Corp. (b)	18	1,093
Louisiana-Pacific Corp.	1	52
Lowe`s Companies, Inc.	3	498
Lumen Technologies Inc.	7	71
Lyft, Inc. - Class A (a)	75	990
LyondellBasell Industries N.V. - Class A	1	97
M&T Bank Corporation	12	1,959
Macy's, Inc.	3	64
ManpowerGroup Inc.	1	70
Marathon Oil Corporation	1	25
Marathon Petroleum Corporation	4	292
Marriott International, Inc. - Class A	31	4,202
Marsh & McLennan Companies, Inc.	2	288
Martin Marietta Materials Inc.	2	579
Marvell Technology, Inc.	2	95
MasterCard Incorporated - Class A	26	8,008
McDonald's Corporation	28	6,941
McKesson Corporation	4	1,433
MDU Resources Group Inc.	1	36
Media Group Holdings LLC (a) (d) (e) (f)	3,345	—
Medical Properties Trust, Inc.	4	56
Merck & Co., Inc.	9	842
MetLife, Inc.	2	141
Mettler-Toledo International Inc. (a)	—	513

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
MGIC Investment Corp.	4	47
Microchip Technology Incorporated	2	104
Micron Technology, Inc.	3	166
Microsoft Corporation	85	21,953
Mid-America Apartment Communities, Inc.	2	405
Middleby Corp. (a)	2	228
MKS Instruments, Inc.	—	40
Mohawk Industries Inc. (a)	4	493
Molson Coors Beverage Company - Class B	2	88
MongoDB, Inc. - Class A (a)	2	519
Morgan Stanley	8	600
MSC Industrial Direct Co. - Class A	1	60
Murphy USA Inc.	2	409
Natera, Inc. (a)	9	316
National Fuel Gas Company	1	44
National Instruments Corp.	1	36
National Retail Properties, Inc.	1	47
National Vision Holdings, Inc. (a)	9	238
NCR Corporation (a)	2	48
NetApp, Inc.	1	86
Netflix, Inc. (a)	1	157
Neurocrine Biosciences, Inc. (a)	2	156
New Residential Investment Corp.	7	66
New York Community Bancorp Inc. - Series A	8	75
Newell Brands Inc.	25	482
News Corporation - Class A	4	65
Nexstar Media Group, Inc. - Class A	2	347
NextEra Energy, Inc.	65	4,998
Nielsen Holdings plc	3	80
NIKE, Inc. - Class B	9	960
Norfolk Southern Corporation	10	2,277
Northern Trust Corp.	4	431
Northrop Grumman Systems Corp.	1	663
NortonLifelock Inc.	3	65
NRG Energy, Inc.	2	75
Nucor Corporation	1	107
NVIDIA Corporation	10	1,499
OGE Energy Corp.	1	45
Old Dominion Freight Line Inc.	2	450
Old Republic International Corp.	4	79
Omega Healthcare Investors, Inc.	2	45
Omnicom Group Inc.	1	86
On Semiconductor Corporation (a)	2	95
ONEOK, Inc.	1	69
Oracle Corporation	4	245
Organon & Co.	5	161
Oshkosh Corp.	1	57
Owens Corning Inc.	1	70
PACCAR Inc.	1	93
Pacific Gas And Electric Company (a)	26	257
Packaging Corporation of America	5	624
PacWest Bancorp	2	50
Palo Alto Networks, Inc. (a)	3	1,453
Parker-Hannifin Corporation	3	701
Penske Automotive Group, Inc.	1	67
Pentair Public Limited Company	1	59
PerkinElmer Inc.	—	62
Perrigo Company Public Limited Company	—	18
Pfizer Inc.	10	547
Philip Morris International Inc.	6	554
Phillips 66	7	583
Pinnacle West Capital Corp.	1	82
Polaris Industries Inc.	1	72
Post Holdings, Inc. (a)	8	635
PPL Corporation	4	100
Premier Healthcare Solutions, Inc. - Class A	2	57
Principal Financial Group, Inc.	1	98
Procter & Gamble Co. (b)	5	647
Progressive Corp.	62	7,307
ProLogis Inc.	24	2,805
Prosperity Bancshares Inc.	—	26
Prudential Financial Inc.	1	129
PTC Inc. (a)	1	53
Public Storage	1	170
Pulte Homes Inc.	2	81
PVH Corp.	1	66
Qiagen N.V. (a)	1	25
Qorvo, Inc. (a)	1	60
Qualcomm Incorporated (b)	13	1,717
Quanta Services, Inc.	16	2,022
Quest Diagnostics Incorporated	1	96
Ralph Lauren Corp. - Class A	4	357
Rayonier Inc.	12	456
Raytheon BBN Technologies Corp.	24	2,270
Regency Centers Corp.	1	48
Regeneron Pharmaceuticals, Inc. (a)	11	6,410
Regions Financial Corporation	15	280
Reinsurance Group of America, Incorporated	—	49
Reliance Steel & Aluminum Co.	—	80
Robert Half International Inc.	—	22
Roblox Corporation - Class A (a)	11	353
Rockwell Automation Inc.	1	179
Roper Technologies, Inc.	—	103
Ross Stores Inc.	32	2,241
Royal Caribbean Cruises Ltd.	18	640
Royalty Pharma PLC - Class A	21	875
Ryder System, Inc.	1	69
S&P Global Inc.	3	1,170
Salesforce.Com, Inc. (a)	1	240
Schneider National, Inc. - Class B	1	33
Science Applications International Corp.	1	80
Service Corp. International	1	87
ServiceNow, Inc. (a)	2	1,170
Silgan Holdings Inc.	1	56
Simon Property Group, Inc.	1	81
Skyworks Solutions, Inc.	1	89
SL Green Realty Corp.	1	54
Snap Inc. - Class A (a)	103	1,357
Snap-On Inc.	—	82
SolarEdge Technologies Ltd. (a)	4	1,101
Southwest Airlines Co. (a)	41	1,494
SS&C Technologies Holdings, Inc.	2	88
Stanley Black & Decker, Inc.	2	253
Starwood Property Trust, Inc.	3	60
State Street Corporation	1	85
Sun Communities Inc.	13	2,029
SVB Financial Group (a)	1	572
Synchrony Financial	3	84
SYNNEX Corporation	5	501
Synopsys Inc. (a)	4	1,067
Synovus Financial Corp.	2	62
Sysco Corp.	5	434
T. Rowe Price Group, Inc.	5	521
Tapestry Inc.	16	474
Target Corporation	1	139
Teradata Corporation (a)	1	53
Teradyne Inc.	7	604
Terex Corp.	4	117
Tesla Inc. (a)	8	5,367
Texas Instruments Incorporated	37	5,698
Texas Roadhouse Inc. - Class A	4	268
Textron Inc.	4	260
The Allstate Corporation	4	520
The Bank of New York Mellon Corporation	3	116
The Blackstone Group Inc. - Class A	16	1,435
The Charles Schwab Corporation (b)	28	1,800
The Chemours Company	5	161
The Coca-Cola Company (b)	43	2,673
The Hartford Financial Services Group, Inc.	12	813
The Home Depot, Inc.	4	1,075
The Kroger Co.	2	100
The PNC Financial Services Group, Inc. (b)	5	741
The Southern Company	2	118
The Trade Desk, Inc. - Class A (a)	9	382
The Travelers Companies, Inc.	9	1,511
The Wendy's Company	4	69
The Western Union Company	3	43
The Williams Companies, Inc.	20	618
Thermo Fisher Scientific Inc.	2	1,062
Thor Industries Inc.	1	78

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Timken Co.	4	220
T-Mobile US, Inc. (a)	36	4,825
Toll Brothers Inc.	2	73
Trane Technologies Public Limited Company	39	5,065
Travel + Leisure Co.	2	64
Truist Financial Corporation	89	4,212
Tyson Foods Inc. - Class A	1	112
U.S. Bancorp	22	1,020
Uber Technologies, Inc. (a)	36	734
UDR, Inc.	3	152
UGI Corp.	2	77
Umpqua Holdings Corp.	2	41
Union Pacific Corporation	1	199
United States Steel Corporation	2	35
United Therapeutics Corporation (a)	—	75
UnitedHealth Group Incorporated (b)	21	10,646
Universal Display Corporation	—	32
Universal Health Services Inc. - Class B	1	54
Unum Group	2	78
US Foods Holding Corp. (a)	14	425
Valero Energy Corporation	1	54
Ventas, Inc.	6	298
Verizon Communications Inc. (b)	20	1,004
Vertex Pharmaceuticals Incorporated (a)	5	1,415
Vertiv Holdings, LLC - Class A	2	20
ViacomCBS Inc. - Class B	3	85
VICI Properties Inc.	2	67
Victoria's Secret & Co. (a)	2	49
Vornado Realty Trust	1	27
W.P. Carey Inc.	1	57
Walgreens Boots Alliance, Inc.	3	109
Walmart Inc.	7	860
Walt Disney Co. (a)	2	151
Wells Fargo & Company	135	5,286
Welltower Inc.	3	284
Western Digital Corporation (a)	4	180
Westrock Company, Inc.	10	412
Weyerhaeuser Company	29	949
Whirlpool Corporation	1	79
Williams-Sonoma Inc.	1	71
Wolfspeed, Inc. (a)	7	435
Wyndham Hotels & Resorts, Inc.	—	11
Xcel Energy Inc.	17	1,183
Zebra Technologies Corp. - Class A (a)	2	504
Zimmer Biomet Holdings, Inc.	57	5,954
Zions Bancorp	1	57
Zoom Video Communications, Inc. - Class A (a)	11	1,151
Zscaler, Inc. (a)	2	347
		402,331
China 4.5%
Advanced Micro-Fabrication Equipment Inc. - Class A (a)	16	272
Aier Eye Hospital Group Co., Ltd - Class A	58	387
Alibaba Group Holding Limited (a) (f)	150	2,138
Amoy Diagnostics Co., Ltd. - Class A	3	15
Angel Yeast Co., Ltd. - Class A	30	217
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	—	13
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (f)	11	269
Bank of Ningbo Co., Ltd. - Class A	84	446
Baoshan Iron & Steel Co., Ltd. - Class A	430	386
Beijing Kingsoft Office Software Co., Ltd - Class A	5	154
Bicycle Club Joint Venture, L.P. - Class A	42	135
BOE Technology Group Co., Ltd. - Class A	484	285
Chacha Food Company, Limited - Class A	3	24
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	14	349
China Construction Bank Corporation - Class H	2,042	1,374
China Longyuan Power Group Corporation Limited - Class H	268	518
China Merchants Bank Co., Ltd. - Class A	136	858
China Merchants Bank Co., Ltd. - Class H	154	1,032
China Resources Land Ltd.	86	402
China State Construction Engineering Corporation Limited - Class A	264	210
China Vanke Co., Ltd. - Class A	185	566
China Yangtze Power Co., Ltd. - Class A	96	331
Chongqing Brewery Co., Ltd. - Class A	15	330
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	105	540
Contemporary Amperex Technology Co., Limited - Class A	9	741
Country Garden Services Holdings Company Limited	76	341
Flat Glass Group Co., Ltd. - Class H (c)	41	144
Foshan Haitian Flavoring & Food Co., Ltd - Class A	69	935
Fujian Anjing Food Co., Ltd. - Class A	8	205
Fuyao Glass Industry Group Co., Ltd. - Class A	12	74
Fuyao Glass Industry Group Co., Ltd. - Class H (f)	44	223
Glodon Company Limited - Class A	33	268
Guangdong Haid Group Co., Ltd. - Class A	26	228
Guangzhou Automobile Group Co., Ltd. - Class H	442	428
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	13	158
Haier Smart Home Co., Ltd - Class H	304	1,124
Hangzhou Tigermed Consulting Co., Ltd - Class A	16	278
Han's Laser Technology Industry Group Co., Ltd. - Class A	126	624
Hefei Meyer Optoelectronic Technology Inc. - Class A	43	140
Hongfa Technology Co., Ltd. - Class A	37	234
Huazhu Group Limited	103	402
Hundsun Technologies Inc. - Class A	47	305
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	189	1,098
Jade Bird Fire Co., Ltd. - Class A	132	542
JD.com, Inc. - Class A	39	1,232
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	49	451
Kingdee International Software Group Co. Ltd. (a)	203	476
Kunlun Energy Co. Ltd.	466	383
Kweichow Moutai Co., Ltd. - Class A	1	428
Laobaixing Pharmacy Chain Joint Stock Company - Class A	33	166
LONGi Green Energy Technology Co., Ltd. - Class A	67	668
Maxscend Microelectronics Company Limited - Class A	15	308
Meituan Dianping - Class B (a) (f)	68	1,710
Midea Group Co., Ltd. - Class A	45	407
Minth Group Limited	110	300
Montage Technology Co., Ltd. - Class A	18	165
NARI Technology Co., Ltd. - Class A	119	479
NetEase, Inc.	45	830
Oppein Home Group Inc. - Class A	14	310
Pharmaron Beijing Co., Ltd. - Class H (f)	69	688
Ping An Bank Co., Ltd. - Class A	384	858
Ping An Insurance (Group) Co of China Ltd - Class A	73	511
Ping An Insurance (Group) Co of China Ltd - Class H	124	845
Poly Developments And Holdings Group Co., Ltd. - Class A	189	493
Proya Cosmetics Co., Ltd. - Class A	9	231
Qingdao Haier Biomedical Co Ltd - Class A	13	140
Sangfor Technologies Inc. - Class A	8	130
Shanghai Baosight Software Co., Ltd. - Class A	74	602
Shanghai Liangxin Electrical Co., Ltd. - Class A (a)	177	437
Shanghai M&G Stationery Inc - Class A	18	149
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	22	271
Shenzhen Inovance technology Co., Ltd. - Class A	44	438
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	18	845
Shenzhou International Group Holdings Limited	31	380
Silergy Corp.	4	322
SKSHU Paint Co., Ltd. - Class A (a)	41	794
Starpower Semiconductor Ltd. - Class A	2	121
Sungrow Power Supply Co., Ltd. - Class A	19	284
Suzhou Maxwell Technologies Co., Ltd. - Class A	6	422
Tencent Holdings Limited	107	4,819

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Tongwei Co., Ltd. - Class A	174	1,556
Wanhua Chemical Group Co., Ltd. - Class A	62	895
Will Semiconductor Co., Ltd. - Class A	7	178
Wuliangye Yibin Co., Ltd. - Class A	34	1,032
Wuxi Biologics Cayman Inc (a) (f)	95	875
Xinyi Solar Holdings Limited	286	446
Xpeng Inc. (a) (c)	27	433
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	22	231
Yunnan Energy New Material Co., Ltd. - Class A	24	878
Zhejiang Dingli Machinery Co., Ltd. - Class A	26	193
Zijin Mining Group Co. Ltd. - Class H	304	370
		48,923
France 2.7%
Adevinta ASA - Class B (a) (f)	1	7
Aeroports de Paris (a)	—	7
Alstom	1	16
Amundi (f)	—	8
Arkema	—	13
AXA SA	5	108
Biomerieux SA	—	10
BNP Paribas SA	43	2,076
Bollore SA	2	10
Bouygues SA	—	15
Bureau Veritas (c)	1	17
Capgemini SA	22	3,749
Carrefour SA	1	25
Cie de Saint-Gobain	1	53
Cie Generale d'Optique Essilor International SA	1	106
Compagnie Generale des Etablissements Michelin	2	45
Covivio	—	6
Credit Agricole SA	3	29
Danone	2	88
Dassault Aviation	—	8
Dassault Systemes	2	60
EDENRED	1	27
Eiffage	—	17
Electricite de France	1	10
Engie	4	48
Gecina SA	—	12
Getlink S.E.	1	18
Hermes International SCA	—	92
IPSEN	—	9
Kering SA	—	88
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	165
Legrand SA	1	46
L'Oreal SA	4	1,349
LVMH Moet Hennessy Louis Vuitton SE	15	9,116
Orange SA	4	52
Pernod-Ricard SA	—	87
Publicis Groupe SA	1	27
Safran	25	2,484
Sanofi SA	3	271
Sartorius Stedim Biotech	—	18
Schneider Electric SE (a)	8	947
Societe Generale SA	2	40
Sodexo SA	—	13
Teleperformance	—	43
Thales SA	—	31
Total SA	28	1,492
Veolia Environnement	2	38
VINCI	63	5,580
Vivendi SA	2	19
Worldline (a) (f)	1	22
		28,617
Japan 2.4%
Acom Co. Ltd.	1	2
Advance Residence Investment Corp. (c)	—	8
Advantest Corporation	—	21
AEON Co. Ltd.	2	35
Air Water Inc.	1	8
Aisin Seiki Co. Ltd.	1	15
Ajinomoto Co. Inc.	1	34
Alfresa Holdings Corp.	—	5
All Nippon Airways Co. Ltd. (a)	1	9
Asahi Breweries Ltd. (c)	1	39
Asahi Glass Co. Ltd.	1	21
Asahi Intecc Co., Ltd.	1	9
Asahi Kasei Corp.	3	24
Asics Corp.	—	7
Astellas Pharma Inc.	4	67
Bandai Namco Holdings Inc.	1	35
Bank of Kyoto Ltd.	—	13
Bridgestone Corp. (c)	67	2,436
Brother Industries Ltd.	1	11
Canon Inc. (c)	2	52
Capcom Co. Ltd.	—	7
Central Japan Railway Co.	1	58
China Bank Ltd.	2	9
Chubu Electric Power Co. Inc.	2	16
Chugai Pharmaceutical Co. Ltd.	1	36
Concordia Financial Group, Ltd.	3	10
CyberAgent Inc.	1	10
Dai Nippon Printing Co. Ltd.	1	15
Daifuke Co. Ltd.	—	17
Dai-ichi Life Holdings, Inc.	2	44
Daiichi Sankyo Company, Ltd	4	109
Daikin Industries Ltd.	1	112
Dainippon Sumitomo Pharma Co. Ltd.	1	5
Daito Trust Construction Co. Ltd.	—	17
Daiwa House Industry Co. Ltd.	2	35
Daiwa House REIT Investment Corporation	—	11
Daiwa Securities Group Inc.	4	16
Denso Corp.	1	63
Dentsu Inc. (c)	1	18
Disco Corp.	—	24
East Japan Railway Co.	1	46
Eisai Co. Ltd.	1	29
Fanuc Ltd.	11	1,724
Fast Retailing Co. Ltd.	—	105
Fuji Electric Holdings Co. Ltd.	—	17
FUJIFILM Holdings Corp.	1	48
Fujitsu Ltd.	—	50
Fukuoka Financial Group, Inc.	—	7
GLP J-REIT	—	12
GMO Payment Gateway, Inc.	—	7
Hakuhodo DY Holdings Incorporated	1	6
Hamamatsu Photonics KK	—	12
Hankyu Hanshin Holdings Inc.	1	16
Haseko Corp.	—	5
Hino Motors Ltd.	1	4
Hitachi Construction Machinery Co. Ltd.	—	4
Hitachi Ltd.	2	110
Hitachi Metals Ltd. (a)	1	9
Honda Motor Co. Ltd.	91	2,199
Hoshizaki Corporation	—	6
Hoya Corp.	30	2,564
Hulic Co. Ltd. (c)	1	10
IBIDEN Co., Ltd.	—	8
Idemitsu Kosan Co., Ltd.	1	14
Iida Group Holdings Co., Ltd.	—	6
Inpex Corporation (c)	3	27
Isuzu Motors Ltd.	2	17
ITOCHU Corp.	3	89
ITOCHU Techno-Solutions Corporation	—	5
Japan Airlines Co., Ltd (a)	—	5
Japan Airport Terminal Co. Ltd. (a)	—	12
Japan Exchange Group Inc.	1	17
Japan Post Holdings Co., Ltd.	3	20
Japan Post Insurance Co., Ltd.	1	10
Japan Prime Realty Investment Corp.	—	9
Japan Real Estate Investment Corp.	—	14
Japan Retail Fund Investment Corp.	—	12
Japan Tobacco Inc. (c)	2	41
JFE Holdings Inc.	1	14
JS Group Corp.	1	13
JSR Corp.	1	13
JXTG Holdings, Inc.	7	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Kajima Corp.	1	13
Kakaku.com Inc.	—	7
Kansai Electric Power Co. Inc.	2	20
Kansai Paint Co. Ltd.	1	8
Kao Corp. (c)	1	40
Kawasaki Heavy Industries Ltd.	—	7
KDDI Corp.	4	120
Keio Corp.	—	11
Keisei Electric Railway Co. Ltd.	—	11
Keyence Corp.	3	951
Kikkoman Corp.	1	27
Kintetsu Corp.	—	12
Kirin Holdings Co. Ltd. (c)	2	28
Kobayashi Pharmaceutical Co. Ltd.	—	6
Kobe Bussan Co., Ltd.	—	10
Koei Tecmo Holdings Co., Ltd.	—	3
Koito Manufacturing Co. Ltd.	—	9
Komatsu Ltd.	2	49
Konami Corp.	—	11
Kose Corp.	—	9
Kubota Corp. (c)	3	40
Kurita Water Industries Ltd.	—	11
Kyocera Corp.	1	43
Kyowa Kirin Co., Ltd. (c)	1	13
Kyushu Electric Power Co. Inc.	1	6
Kyushu Railway Company	—	6
Lasertec Corporation	—	24
Lawson Inc.	—	3
Lion Corp. (c)	1	8
M3, Inc.	1	29
Makita Corp.	1	17
Marubeni Corp.	4	36
Marui Group Co. Ltd.	1	9
Matsumotokiyoshi Holdings Co., Ltd.	—	16
Mazda Motor Corp.	1	11
McDonald's Holdings Co. Japan Ltd.	—	11
Medipal Holdings Corp.	—	6
Meiji Holdings Co., Ltd.	—	20
Minebea Mitsumi Inc.	1	19
MISUMI Group Inc.	1	15
Mitsubishi Chemical Holdings Corporation	3	17
Mitsubishi Corp.	4	104
Mitsubishi Electric Corp.	5	55
Mitsubishi Estate Co. Ltd.	3	48
Mitsubishi Gas Chemical Co. Inc.	1	7
Mitsubishi Heavy Industries Ltd.	1	28
Mitsubishi Motors Corp. (a)	2	5
Mitsubishi UFJ Financial Group Inc. (c)	29	156
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	8
Mitsui & Co. Ltd.	4	82
Mitsui Chemicals Inc.	1	13
Mitsui Fudosan Co. Ltd.	2	47
Mitsui OSK Lines Ltd.	1	18
Mizuho Financial Group Inc.	6	65
MonotaRO Co., Ltd. (c)	1	9
MS&AD Insurance Group Holdings, Inc.	1	34
Murata Manufacturing Co. Ltd.	2	82
Nagoya Railroad Co. Ltd.	—	6
NEC Corp.	1	27
NEC Electronics Corp. (a)	3	27
NEXON Co., Ltd.	1	20
NGK Insulators Ltd.	1	11
NGK Spark Plug Co. Ltd.	—	7
Nidec Corp.	1	80
Nihon M & A Center Inc.	1	7
Nikon Corp.	1	9
Nintendo Co. Ltd.	—	130
Nippon Building Fund Inc.	—	20
Nippon Express Co., Ltd.	—	11
Nippon Meat Packers Inc.	—	6
Nippon Paint Co. Ltd.	3	25
Nippon Shinyaku Co., Ltd.	—	6
Nippon Steel Corporation	2	30
Nippon Telegraph & Telephone Corp.	3	80
Nippon Yusen KK (c)	—	27
Nissan Chemical Industries Ltd.	—	14
Nissan Motor Co., Ltd.	6	22
Nisshin Seifun Group Inc.	1	6
Nissin Foods Holdings Co. Ltd.	—	14
Nitori Co. Ltd.	—	19
Nitto Denko Corp.	—	26
Nomura Holdings Inc.	7	26
Nomura Real Estate Holdings, Inc.	—	7
Nomura Real Estate Master Fund. Inc.	—	12
Nomura Research Institute Ltd.	1	27
NSK Ltd.	1	6
NTT Data Corp.	1	19
Obayashi Corp.	2	12
Obic Co. Ltd.	—	28
Odakyu Electric Railway Co. Ltd.	1	9
OJI Holdings Corp.	2	10
Olympus Corp.	3	60
Omron Corp.	1	25
Ono Pharmaceutical Co. Ltd.	1	31
Open House Co., Ltd.	—	8
Oracle Corp. Japan	—	6
Oriental Land Co. Ltd.	1	70
ORIX Corp.	3	48
Orix J-REIT Inc.	—	5
Osaka Gas Co. Ltd.	1	19
Otsuka Corp.	—	6
Otsuka Holdings Co., Ltd. (c)	1	46
Pan Pacific International Holdings Corporation (c)	1	18
Panasonic Corp.	5	43
Persol Holdings Co., Ltd.	1	9
Prologis	—	12
Rakuten Inc.	2	9
Recruit Holdings Co., Ltd.	4	117
Resona Holdings Inc.	5	20
Ricoh Co. Ltd.	2	12
Rinnai Corp.	—	7
Rohm Co. Ltd.	—	7
Santen Pharmaceutical Co. Ltd.	1	8
SBI Holdings Inc.	1	10
SCSK Corporation	—	5
Secom Co. Ltd.	—	25
Sega Sammy Holdings Inc.	—	5
Seibu Holdings Inc.	1	6
Seiko Epson Corp.	1	10
Sekisui Chemical Co. Ltd.	1	14
Sekisui House Ltd.	2	27
Seven & I Holdings Co., Ltd.	2	70
SG Holdings Co., Ltd.	1	18
Shimadzu Corp.	1	22
Shimano Inc. (c)	—	34
Shimizu Corp.	2	9
Shin-Etsu Chemical Co. Ltd.	24	2,746
Shinsei Bank Ltd.	—	6
Shionogi & Co. Ltd.	1	36
Shiseido Co. Ltd.	1	40
Shizuoka Bank Ltd.	1	8
Showa Denko KK	1	8
SMC Corp.	—	44
Softbank Corp.	6	69
SoftBank Group Corp.	3	116
Sojitz Corp.	—	6
Sompo Holdings, Inc.	1	39
Sony Corp.	17	1,407
Square Enix Holdings Co. Ltd.	—	9
Stanley Electric Co. Ltd.	1	8
Subaru Corp. NPV	1	25
SUMCO Corporation	—	5
Sumitomo Chemical Co. Ltd.	4	14
Sumitomo Corp.	3	38
Sumitomo Electric Industries Ltd.	2	20
Sumitomo Metal Mining Co. Ltd.	1	22
Sumitomo Mitsui Financial Group Inc.	3	95
Sumitomo Mitsui Trust Holdings Inc.	1	28
Sumitomo Realty & Development Co. Ltd.	1	32
Suntory Beverage & Food Limited (c)	—	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Suzuki Motor Corp.	1	34
Sysmex Corp.	—	24
T&D Holdings Inc.	1	15
Taisei Corp.	—	12
Taisho Pharmaceutical Holdings Company Ltd.	—	4
Taiyo Nippon Sanso Corp.	1	8
Takeda Pharmaceutical Co. Ltd.	3	96
TDK Corp.	1	28
Terumo Corp.	2	55
TIS Inc.	1	13
Tobu Railway Co. Ltd.	1	11
Toho Co. Ltd.	—	11
Tokio Marine Holdings Inc.	57	3,319
Tokyo Century Corp.	—	3
Tokyo Electric Power Co. Holdings Inc. (a)	2	8
Tokyo Electron Ltd.	6	2,006
Tokyo Gas Co. Ltd.	1	21
Tokyu Corp.	1	15
Tokyu Fudosan Holdings Corporation	1	7
Toppan Printing Co. Ltd.	1	13
Toray Industries Inc.	4	21
Toshiba Corp.	1	41
Tosoh Corp.	1	10
TOTO Ltd.	—	13
Toyo Suisan Kaisha Ltd.	—	12
Toyota Boshoku Corporation	—	4
Toyota Industries Corp.	1	31
Toyota Motor Corp.	30	463
Toyota Tsusho Corp.	1	20
Trend Micro Inc.	—	15
Unicharm Corp.	1	37
United Urban Investment Corp.	—	7
Welcia Holdings Co., Ltd.	—	4
West Japan Railway Co.	1	22
Yahoo! Japan Corp.	6	17
Yakult Honsha Co. Ltd.	—	23
Yamaha Corp.	—	16
Yamaha Motor Co. Ltd. (c)	1	13
Yamato Holdings Co. Ltd.	1	13
Yaskawa Electric Corp.	1	22
Yokogawa Electric Corp.	1	8
ZOZO, Inc.	—	4
		26,302
United Kingdom 1.6%
3i Group plc	2	31
Admiral Group PLC	1	17
Amcor Plc	5	63
Anglo American PLC	53	1,893
Ashtead Group Public Limited Company	1	44
Associated British Foods PLC	1	16
AstraZeneca PLC	4	476
Auto Trader Group PLC	2	15
Avast PLC (f)	1	9
AVEVA Group plc	—	8
Aviva PLC	7	33
B&M European Value Retail S.A.	2	9
BAE Systems PLC	8	76
Barclays PLC	37	69
Barratt Developments PLC	2	13
BP P.L.C.	595	2,806
British American Tobacco P.L.C.	5	229
BT Group Plc	21	47
Bunzl Public Limited Company	1	26
Burberry Group PLC	1	19
Centrica PLC (a)	14	13
Coca-Cola European Partners PLC	—	24
Compass Group PLC	4	85
Convatec Group PLC (f)	4	10
Croda International Public Limited Company	—	26
Darktrace PLC (a) (c)	1	3
DCC Public Limited Company	—	15
Dechra Pharmaceuticals PLC	—	10
Derwent London PLC	—	8
Diageo PLC	48	2,050
Direct Line Insurance Limited	3	9
DS Smith PLC	3	11
easyJet PLC (a)	1	6
Evraz PLC (d)	1	1
Experian PLC	2	66
Ferguson PLC	9	955
Fiat Chrysler Automobiles N.V.	98	1,209
GlaxoSmithKline PLC	12	252
GVC Holdings PLC (a)	1	21
Halma Public Limited Company	1	22
Harbour Energy PLC	1	6
Hargreaves Lansdown PLC	1	8
Hikma Pharmaceuticals Public Limited Company	—	8
Hiscox Ltd.	2	25
Howden Joinery Group PLC	2	18
HSBC Holdings PLC	48	312
Imperial Brands PLC	2	50
Informa Switzerland Limited (a)	4	23
InterContinental Hotels Group PLC	—	24
Intermediate Capital Group PLC	1	11
Intertek Group Plc	—	19
ITV Plc	8	6
J Sainsbury PLC	4	10
JD Sports Fashion PLC (a)	6	8
Johnson Matthey PLC	—	11
Kingfisher Plc	5	14
Land Securities Group PLC	2	14
Legal & General Group PLC	22	64
Linde Public Limited Company	5	1,404
Lloyds Banking Group PLC	166	86
London Stock Exchange Group PLC	1	70
M&G PLC	6	14
Melrose Holdings Limited	10	19
Mondi plc	1	20
National Grid PLC	9	116
Next PLC	—	22
Nvent Electric Public Limited Company	2	71
Ocado Group PLC (a)	2	16
Pearson PLC	2	16
Pepco Group N.V. (a) (f)	33	259
Persimmon Public Limited Company	28	624
Phoenix Group Holdings PLC	2	15
Reckitt Benckiser Group PLC	2	129
Relx PLC	50	1,341
Relx PLC	5	125
Rentokil Initial PLC	4	25
Rightmove PLC	2	14
Rio Tinto PLC	2	149
Rolls-Royce Holdings plc (a)	20	20
Royal Mail PLC	2	6
Schroders PLC	—	11
Schroders PLC	—	6
SEGRO Public Limited Company	3	33
Severn Trent PLC	1	24
Smith & Nephew PLC	2	29
Smiths Group PLC	1	15
Spirax-Sarco Engineering PLC	—	21
SSE PLC	2	48
St. James's Place PLC	1	17
Standard Chartered PLC	6	44
Standard Life Aberdeen PLC	5	10
Tate & Lyle Public Limited Company	1	8
Taylor Wimpey PLC	9	12
Tesco PLC	18	56
The Berkeley Group Holdings PLC	—	14
The British Land Company Public Limited Company	2	12
The Royal Bank of Scotland Group Public Limited Company	15	39
The Sage Group PLC.	3	20
Travis Perkins PLC	1	6
Unilever PLC	6	280
United Utilities Group PLC	2	20
Vodafone Group Public Limited Company	63	97
Weir Group PLC(The)	1	10
Whitbread PLC	—	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Wise PLC - Class A (a)	1	3
Wizz Air Holdings PLC (a) (f)	6	138
WPP 2012 Limited	3	29
		16,903
Netherlands 1.4%
Adyen B.V. (a) (f)	—	106
Aegon NV	3	14
Airbus SE (c)	39	3,828
Akzo Nobel N.V.	—	28
argenx SE (a)	—	48
ASM International N.V.	—	22
ASML Holding	3	1,657
CNH Industrial N.V.	2	27
HAL Trust	—	27
Heineken Holding N.V.	—	17
Heineken NV	1	51
ING Groep N.V.	9	91
JDE Peet's N.V.	—	6
Koninklijke Ahold Delhaize N.V. (c)	2	64
Koninklijke DSM N.V.	—	59
Koninklijke KPN N.V.	8	29
Koninklijke Philips N.V.	2	45
NN Group N.V.	1	33
NXP Semiconductors N.V.	40	5,961
Prosus N.V.	2	133
Randstad NV	—	14
Shell PLC - Class A	108	2,788
Unibail-Rodamco SE	—	14
Universal Music Group N.V.	3	62
Wolters Kluwer NV - Class C	1	60
		15,184
Taiwan 1.2%
Accton Technology Corporation	45	362
Advantech Co. Ltd.	33	382
Chailease Holding Company Limited	55	384
Eclat Textile Co. Ltd.	24	335
Global Unichip Corp.	23	374
Novatek Microelectronics Corp.	30	304
Realtek Semiconductor Corp.	29	355
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	57	4,624
Taiwan Semiconductor Manufacturing Co. Ltd.	357	5,711
Wiwynn Corporation	12	281
		13,112
Denmark 1.2%
A P Moller - Maersk A/S - Class A	—	19
A P Moller - Maersk A/S - Class B	—	35
Carlsberg A/S - Class B	30	3,894
Chr. Hansen Holding A/S	—	17
Coloplast A/S - Class B	7	750
Danske Bank A/S	2	23
Demant A/S (a)	—	9
DSV Panalpina A/S	—	69
Genmab A/S (a)	—	50
Novo Nordisk A/S - Class B	70	7,739
Novozymes A/S - Class B	—	29
Orsted A/S (f)	—	46
Pandora A/S	—	14
Tryg A/S	1	19
Vestas Wind Systems A/S	2	49
		12,762
India 1.0%
Aarti Industries Ltd	28	248
Apollo Hospitals Enterprise Limited	9	434
Britannia Industries Ltd	10	423
HDFC Life Insurance Company Limited (f)	51	357
HDFC Bank Limited	49	835
HDFC Bank Limited - ADR	60	3,294
Hindustan Unilever Ltd.	25	696
Housing Development Finance Corp.	52	1,430
ICICI Prudential Life Insurance Company Limited (f)	49	303
Infosys Ltd.	62	1,156
Petronet LNG Limited	136	374
Reliance Industries Ltd.	37	1,229
Shriram Transport Finance Company Limited	29	466
		11,245
South Korea 0.9%
JYP Entertainment Corporation	9	327
KB Financial Group Inc.	17	619
Kia Motors Corp.	10	626
Kiwoom Securities Co., Ltd.	3	208
LG Chem Ltd.	2	796
LG Household & Health Care Ltd.	—	238
NAVER Corp.	2	372
NCSoft Corp.	1	186
Samsung Electronics Co. Ltd.	119	5,223
SK Hynix Inc.	13	900
S-Oil Corp.	9	696
		10,191
Germany 0.9%
Adidas AG - Class N	4	695
Allianz SE	8	1,552
Aroundtown SA	2	7
BASF SE - Class N	2	94
Bayer AG - Class N	2	137
Bayerische Motoren Werke AG	1	57
Beiersdorf AG	—	24
Brenntag AG - Class N	—	24
Carl Zeiss Meditec AG	—	10
Continental AG	—	18
Covestro AG (f)	—	16
Daimler AG - Class N	2	113
Daimler Truck Holding AG (a)	1	30
Delivery Hero SE (a) (f)	12	442
Deutsche Bank Aktiengesellschaft - Class N	5	42
Deutsche Boerse AG - Class N	—	74
Deutsche Lufthansa AG (a)	1	8
Deutsche Post AG - Class N	58	2,176
Deutsche Telekom AG - Class N	8	157
Dresdner Bank AG (a)	2	16
DW Property Invest GmbH	—	5
E.ON SE - Class N	5	44
Evonik Industries AG	—	9
Fresenius Medical Care AG & Co. KGaA	—	23
Fresenius SE & Co. KGaA	1	29
GEA Group AG	—	13
Hannover Rueck SE - Class N	—	20
HeidelbergCement AG	—	16
Henkel AG & Co. KGaA	—	14
Infineon Technologies AG - Class N	3	74
Kion Group AG	—	7
Merck KGaA	—	51
MTU Aero Engines AG - Class N	—	23
Muenchener Rueckversicherungs AG - Class N	—	77
Puma SE	—	16
RWE AG	77	2,845
SAP SE	3	232
Siemens AG - Class N	2	190
Siemens Energy AG	1	13
Siemens Healthineers AG (f)	1	34
Symrise AG	—	34
Talanx Aktiengesellschaft	—	5
Telefonica Deutschland Holding AG	2	6
TUI AG - Class N (a) (f)	3	5
Uniper SE	—	3
Vonovia SE	2	56
Zalando SE (a) (f)	—	11
		9,547
Switzerland 0.7%
ABB Ltd. - Class N	4	111
Alcon AG	1	81
Baloise Holding AG - Class N	—	17
Barry Callebaut AG - Class N	—	20
Coca-Cola HBC AG	1	20
Compagnie Financiere Richemont SA	1	130
Credit Suisse Group AG - Class N	6	33
EMS-Chemie Holding AG	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Garmin Ltd.	7	698
Geberit AG - Class N	—	40
Givaudan SA - Class N	—	67
Glencore PLC	26	138
Julius Bar Gruppe AG - Class N	1	23
Kühne + Nagel International AG	—	27
LafargeHolcim Ltd.	1	52
Lonza Group AG	2	987
Nestle SA - Class N	28	3,316
Novartis AG - Class N	6	475
Partners Group Holding AG	—	47
Roche Holding AG	—	31
Schindler Holding AG - Class N	—	17
SGS SA - Class N	—	871
Sika AG	—	83
Sonova Holding AG	—	39
STMicroelectronics NV (c)	2	47
Straumann Holding AG - Class N	—	32
Swatch Group AG	—	15
Swatch Group AG - Class N	—	5
Swiss Life Holding AG - Class N	—	36
Swiss Re AG	1	52
Swisscom AG - Class N	—	33
Temenos Group AG - Class N	—	13
UBS Group AG	9	140
Vifor Pharma AG	—	19
Zurich Insurance Group AG - Class N	—	152
		7,880
Hong Kong 0.6%
AIA Group Limited	305	3,310
Budweiser Brewing Company APAC Limited (f)	227	679
CK Asset Holdings Limited	5	32
CK Hutchison Holdings Limited	6	41
CK Infrastructure Holdings Limited	1	6
CLP Holdings Ltd.	4	33
Dairy Farm International Holdings Ltd.	1	2
ESR Cayman Limited (a) (f)	6	17
Galaxy Entertainment Group Ltd.	5	30
Hang Lung Properties Ltd.	5	9
Hang Seng Bank Ltd.	2	28
Henderson Land Development Co. Ltd.	3	11
HK Electric Investments Limited	6	5
HKT Trust	9	12
Hong Kong & China Gas Co. Ltd.	26	28
Hong Kong Exchanges & Clearing Ltd.	30	1,462
Jardine Matheson Holdings Limited	1	31
Link Real Estate Investment Trust	5	38
MTR Corp.	3	16
New World Development Company Limited	3	12
Power Assets Holdings Ltd.	3	19
Sands China Ltd. (a)	95	230
Sino Land Co.	10	15
Sun Hung Kai Properties Ltd.	4	41
Swire Pacific Limited - Class B	3	2
Swire Pacific Ltd. - Class A	2	12
Swire Properties Limited	2	6
Techtronic Industries Company Limited	48	496
WH Group Limited (f)	18	14
Wharf Holdings Ltd.	3	11
Wharf Real Estate Investment Company Limited	4	19
		6,667
Sweden 0.5%
AB Sagax - Class B	—	9
Aktiebolaget Electrolux - Class B	1	8
Aktiebolaget Industrivarden - Class A	—	9
Aktiebolaget Industrivarden - Class C	—	9
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B	1	13
Aktiebolaget Volvo - Class A	—	7
Aktiebolaget Volvo - Class B	202	3,144
Alfa Laval AB	1	17
Assa Abloy AB - Class B	2	49
Atlas Copco Aktiebolag - Class A	87	814
Atlas Copco Aktiebolag - Class B	4	31
Axfood Aktiebolag	—	7
Boliden AB	1	20
Castellum AB (c)	1	8
Deca Games Holding AB - Class B (a) (c)	2	12
Epiroc Aktiebolag - Class A	1	23
Epiroc Aktiebolag - Class B	1	12
EQT AB (f)	1	13
Ericsson - Class A	—	1
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	1	37
Evolution Gaming Group AB (publ) (f)	—	38
Fabege AB	1	6
Fastighets AB Balder - Class B (a)	1	7
G&L Beijer Ref AB - Class B	1	8
Getinge AB - Class B	—	11
Hennes & Mauritz AB - Class B (c)	2	20
Hexagon Aktiebolag - Class B	5	50
Holmen Aktiebolag - Class B	—	8
Husqvarna Aktiebolag - Class A	—	—
Husqvarna Aktiebolag - Class B	1	7
Indutrade Aktiebolag	1	11
Intrum AB	—	3
Investmentaktiebolaget Latour - Class B	—	6
Investor Aktiebolag - Class A	1	25
Investor Aktiebolag - Class B	4	71
Kinnevik AB - Class A (a)	—	1
Kinnevik AB - Class B (a)	1	9
L E Lundbergforetagen AB - Class B	—	6
Lifco Ab (Publ) - Class B	—	8
NIBE Industrier AB - Class B	3	25
Nordnet AB	—	5
Saab AB - Class B	—	8
Samhallsbyggnadsbolaget i Norden AB - Class B (c)	3	4
Samhallsbyggnadsbolaget i Norden AB - Class D (c)	—	—
Sandvik AB	3	41
Securitas AB - Class B	1	6
Sinch AB (publ) (a) (c) (f)	2	5
Skandinaviska Enskilda Banken AB - Class A	4	37
Skanska AB - Class B	1	14
SSAB AB - Class A	1	2
SSAB AB - Class B	1	6
Storskogen Group AB (publ) (c)	2	3
Svenska Cellulosa Aktiebolaget SCA - Class A	—	1
Svenska Cellulosa Aktiebolaget SCA - Class B	1	21
Svenska Handelsbanken AB - Class A	4	31
Svenska Handelsbanken AB - Class B (c)	—	2
Swedbank AB - Class A	2	27
Swedish Match AB	4	36
Tele2 AB - Class B	1	14
Telefonaktiebolaget LM Ericsson - Class B	7	50
Telia Co. AB	6	22
Trelleborg AB - Class B	1	11
Vitrolife AB	—	4
Volvo Car AB - Class B (a) (c)	1	8
		4,924
Australia 0.4%
Alumina Ltd.	5	5
Ampol Limited	1	13
APA Group	3	21
Aristocrat Leisure Limited	2	37
ASX Ltd.	—	25
Aurizon Holdings Limited	4	11
Australia & New Zealand Banking Group Ltd.	7	99
Bendigo and Adelaide Bank Ltd.	1	8
BHP Group Limited	65	1,823
BHP Group PLC	12	336
BlueScope Steel Ltd.	1	12
Brambles Limited	3	25
Challenger Financial Services Group Ltd.	1	6
Cochlear Ltd.	—	21
Coles Group Limited	3	38
Commonwealth Bank of Australia	4	249
Computershare Ltd.	1	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CSL Ltd.	1	209
DEXUS Funds Management Limited	2	15
Domino's Pizza Enterprises Limited	—	7
Endeavour Group Limited	3	15
Evolution Mining Limited	4	7
Fortescue Metals Group Ltd.	4	48
Goodman Funding Pty Ltd	4	49
GPT Group	4	13
Harvey Norman Holdings Ltd.	1	4
IDP Education Limited	—	8
Incitec Pivot Ltd.	4	10
Independence Group NL	2	11
Insurance Australia Group Ltd.	6	17
LendLease Corp. Ltd.	2	10
Macquarie Group Limited	1	96
Medibank Private Limited	6	14
Mineral Resources Limited	—	13
Mirvac Group	9	12
National Australia Bank Ltd.	8	142
Newcrest Mining Ltd.	2	30
Northern Star Resources Ltd.	3	12
Orica Ltd.	1	10
Origin Energy Ltd.	4	16
Qantas Airways Ltd. (a)	2	7
QBE Insurance Group Ltd.	3	29
Ramsay Health Care Ltd.	—	21
REA Group Ltd.	—	9
Reece Limited	1	6
Rio Tinto Ltd.	1	62
Santos Ltd.	7	36
Scentre Group Limited	12	22
SEEK Limited	1	12
Seven Group Holdings Limited	—	4
Sonic Health Care Ltd.	1	26
South32 Limited	11	29
Stockland	6	14
Suncorp Group Ltd.	3	22
Tabcorp Holdings Ltd.	5	4
Telstra Corp. Ltd.	11	29
TPG Telecom Limited	1	3
Transurban Group	7	71
Treasury Wine Estates Limited	2	13
Vicinity Centres RE Ltd	9	11
Washington H Soul Pattinson & Co. Ltd. (c)	1	9
Wesfarmers Ltd.	3	77
Westpac Banking Corporation	8	110
Wisetech Global Limited	—	10
Woodside Energy Group Ltd	12	252
Woodside Energy Group Ltd	4	97
Woolworths Group Ltd.	3	70
WorleyParsons Ltd.	1	8
		4,583
Belgium 0.4%
Ackermans (c)	—	7
ageas SA/NV	—	19
Anheuser-Busch InBev	2	109
Azelis Group	—	1
Colruyt SA	—	6
D'ieteren	—	8
Elia Group	—	12
Groupe Bruxelles Lambert SA	—	19
KBC Groep NV	75	4,228
Proximus	—	5
Sofina (c)	—	7
Solvay SA	—	14
Telenet Group Holding	—	2
UCB SA	—	25
Umicore	—	16
Warehouses De Pauw	—	10
		4,488
Canada 0.3%
Canadian National Railway Company	13	1,470
Fairfax Financial Holdings Limited	1	481
Popular Inc.	1	78
The Toronto-Dominion Bank	24	1,546
		3,575
South Africa 0.3%
AngloGold Ashanti Ltd.	10	154
Bid Corporation	22	422
Capitec Bank Holdings Ltd.	4	426
Clicks Group Ltd.	29	490
FirstRand Ltd.	198	757
Naspers Ltd. - Class N	2	350
Sanlam Ltd	150	488
Vodacom Group Limited (c)	35	285
		3,372
Indonesia 0.3%
Bank Rakyat Indonesia Persero Tbk PT	3,261	910
PT. Bank Central Asia Tbk	4,565	2,223
		3,133
Ireland 0.3%
CRH Plc	2	62
Flutter Entertainment Public Limited Company (a)	—	36
James Hardie Industries Public Limited Company - CDI	1	24
Kerry Group Plc	—	34
Kingspan Group Plc	—	22
Medtronic Public Limited Company	11	970
Seagate Technology Holdings Public Limited Company	27	1,920
Smurfit Kappa Funding Designated Activity Company	1	20
		3,088
Mexico 0.3%
Fresnillo PLC	—	4
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	50	699
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	3	609
Grupo Financiero Banorte SAB de CV	175	979
Wal - Mart de Mexico, S.A.B. de C.V.	214	738
		3,029
Spain 0.3%
Acciona,S.A.	—	11
ACS, Actividades de Construccion y Servicios, S.A. (c)	1	15
AENA, S.M.E., S.A. (a) (f)	—	22
Amadeus IT Group SA (a) (f)	1	59
Banco Bilbao Vizcaya Argentaria, S.A.	16	71
Banco Santander, S.A.	41	114
CaixaBank, S.A.	10	35
Cellnex Telecom, S.A. (f)	1	52
Corporacion Acciona Energias Renovables, S.A.	—	5
Enagas SA (c)	1	12
Endesa SA (c)	1	14
Ferrovial, S.A.	1	30
Grifols, S.A.	1	13
Iberdrola, Sociedad Anonima	208	2,159
Industria de Diseno Textil, S.A.	3	59
MAPFRE, S.A.	2	4
Naturgy Energy Group SA	1	22
Red Electrica Corporacion, S.A. (c)	1	19
Repsol SA (c)	3	48
Siemens Gamesa Renewable Energy, S.A.	1	10
Telefonica SA	13	64
		2,838
Brazil 0.2%
Localiza Rent A Car S/A	40	398
Lojas Renner S/A.	104	449
Porto Seguro S.A.	112	379
Raia Drogasil S.A.	76	278
Suzano S.A.	38	365
Vale S.A.	22	326
XP Inc. - Class A (a)	19	348
		2,543
Singapore 0.2%
Ascendas REIT	8	15
Capitaland Investment Limited	6	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CapitaMall Trust	11	18
City Developments Ltd.	2	9
DBS Group Holdings Ltd.	69	1,476
Frasers Property Ltd.	2	1
Genting Singapore Limited	13	7
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Ltd.	—	4
Keppel Corporation Limited	3	15
Mapletree Commercial Trust Management Ltd. (f)	5	6
Olam Group Limited (a)	2	2
Oversea-Chinese Banking Corporation Limited	9	76
SEA, Ltd. - Class A - ADR (a)	3	171
Singapore Airlines Ltd. (a) (c)	3	10
Singapore Airport Terminal Services Ltd. (a)	2	4
Singapore Exchange Ltd.	2	13
Singapore Technologies Engineering Ltd.	4	10
Singapore Telecommunications Limited	16	29
United Overseas Bank Ltd.	4	68
UOL Group Ltd.	1	6
Venture Corp. Ltd.	1	7
Wilmar International Limited	7	21
		1,992
Thailand 0.1%
PTT Exploration And Production Public Company Limited	97	440
Siam Commercial Bank Public Company Limited - NVDR (a)	108	318
Thai Oil Public Company Limited	372	542
		1,300
Luxembourg 0.1%
ArcelorMittal	1	33
Eurofins Scientific SE	—	24
Globant S.A. (a)	4	645
RTL Group SA	—	4
Tenaris SA	1	14
		720
Italy 0.1%
A2A SpA	4	4
Amplifon S.p.A	—	6
Assicurazioni Generali SpA	3	46
Atlantia SpA	1	27
Banca Mediolanum SpA	—	—
Banco BPM Societa' Per Azioni	3	10
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	3
Davide Campari-Milano S.p.A.	1	13
DiaSorin S.p.A.	—	6
Enel SpA	18	99
ENI SpA	6	70
Exor Nederland N.V.	—	16
Ferrari N.V.	—	55
Finecobank Banca Fineco SPA	1	17
Hera S.p.A.	2	5
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (f)	1	8
Intesa Sanpaolo SpA	40	74
Leonardo S.p.A.	1	9
Mediobanca SpA	2	14
Moncler S.p.A.	—	20
Nexi S.p.A. (a)	2	15
Pirelli & C. S.p.A. (f)	1	4
Poste Italiane - Societa' Per Azioni (f)	3	23
Prysmian S.p.A.	1	17
Recordati Industria Chimica E Farmaceutica S.p.A.	—	10
Snam Rete Gas SpA	5	24
Telecom Italia SpA	23	6
Terna – Rete Elettrica Nazionale S.p.A.	3	25
UniCredit S.p.A.	5	48
UnipolSai Assicurazioni S.p.A.	1	2
		676
Bermuda 0.1%
Assured Guaranty Ltd.	1	72
Autostore Holdings Ltd (a) (c) (f)	2	3
AXIS Capital Holdings Limited	1	34
Credicorp Ltd.	4	483
Everest Re Group, Ltd.	—	55
		647
Qatar 0.1%
Qatar National Bank	92	503
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (f)	6	409
Allegro.eu SA (a) (f)	1	5
Bank Pekao SA	—	7
Cyfrowy Polsat S.A.	1	3
ING Bank Slaski S.A.	—	3
KGHM Polska Miedz SA	—	8
LPP SA	—	8
PGE Polska Grupa Energetyczna S.A. (a)	2	4
Polski Koncern Naftowy Orlen S.A.	1	10
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	4	5
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	12
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	9
Santander Bank Polska SA	—	3
		486
Finland 0.0%
Elisa Oyj	—	19
Fortum Oyj	1	15
Huhtamaki Oyj	—	9
Kesko Oyj - Class A	—	5
Kesko Oyj - Class B	1	15
Kone Corporation	1	45
Neste Oyj	1	45
Nokia Oyj	13	59
Nordea Bank ABP	8	70
Orion Oyj - Class A	—	3
Orion Oyj - Class B	—	11
Outotec Oyj	2	12
Sampo Oyj - Class A	1	51
Stora Enso Oyj - Class A	—	3
Stora Enso Oyj - Class R	1	22
UPM-Kymmene Oyj	1	38
Wartsila Oyj	1	9
		431
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	22	398
Norway 0.0%
Aker ASA	1	24
Aker ASA	—	4
DNB Bank ASA	2	38
Equinor ASA	3	88
Gjensidige Forsikring ASA	1	17
Kongsberg Gruppen ASA	—	6
Leroy Seafood Group ASA	1	4
Mowi ASA	1	23
Norsk Hydro ASA	3	17
Orkla ASA	2	14
SalMar ASA	—	9
Schibsted ASA - Class A	—	3
Schibsted ASA - Class B	—	4
Storebrand ASA	1	8
Telenor ASA	1	19
TOMRA Systems ASA	1	10
Var Energi ASA	1	3
Yara International ASA	—	15
		306
Chile 0.0%
Antofagasta PLC	1	11
Banco Santander-Chile	4,018	164
		175
Israel 0.0%
Azrieli Group Ltd.	—	6
Bank Hapoalim BM	3	23
Bank Leumi Le-Israel BM	3	30
Bezeq Israeli Telecommunication Corp. Ltd.	5	7
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Elbit Systems Ltd.	—	13
Israel Chemicals Ltd.	2	15
Israel Discount Bank Ltd.	3	15
Mizrahi Tefahot Bank Ltd.	—	11
Nice Ltd. (a)	—	29
Teva Pharmaceutical Industries Ltd (a)	3	20
		169
Austria 0.0%
Andritz AG	—	6
BAWAG Group AG (f)	—	7
Erste Group Bank AG	1	20
EVN AG	—	2
OMV AG	—	16
Raiffeisen Bank International AG	—	4
Strabag SE	—	1
Telekom Austria Aktiengesellschaft	—	2
Verbund AG	—	16
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	2
Voestalpine AG	—	5
		81
New Zealand 0.0%
Auckland International Airport Limited (a)	3	13
Contact Energy Limited	2	8
Fisher & Paykel Healthcare Corp.	1	16
Fletcher Building Ltd.	2	6
Mercury NZ Limited	1	5
Meridian Energy Limited	3	8
Ryman Healthcare Ltd. (c)	1	5
Spark New Zealand Ltd.	4	13
		74
Portugal 0.0%
EDP Renovaveis, S.A.	1	13
Energias de Portugal SA	7	32
Galp Energia, SGPS, S.A.	1	12
Jeronimo Martins, SGPS, S.A.	1	14
		71
Panama 0.0%
Copa Holdings, S.A. - Class A (a)	1	62
United Arab Emirates 0.0%
Mediclinic International PLC	1	5
Russian Federation 0.0%
Public Joint Stock Company "Severstal" - GDR (d) (f)	15	—
TCS Group Holding PLC - GDR (a) (d) (f)	5	—
Total Common Stocks (cost $778,106)		653,333
GOVERNMENT AND AGENCY OBLIGATIONS 17.4%
Japan 6.0%
Cabinet Office, Government of Japan
0.10%, 12/01/22 - 09/20/27, JPY	3,288,300	24,308
0.01%, 07/01/23 - 12/20/26, JPY	1,355,400	9,999
0.60%, 12/20/23 - 12/20/37, JPY	408,600	3,026
2.20%, 09/20/26 - 03/20/50, JPY	314,250	2,641
1.50%, 03/20/34, JPY	28,850	238
1.40%, 09/20/34 - 03/20/55, JPY	509,200	4,006
1.20%, 03/20/35, JPY	371,100	2,970
1.30%, 06/20/35, JPY	372,350	3,014
0.70%, 03/20/37, JPY	201,500	1,501
0.40%, 06/20/40 - 03/20/50, JPY	858,300	5,661
2.00%, 03/20/42, JPY	179,150	1,586
1.90%, 09/20/42, JPY	346,150	3,015
0.90%, 03/20/57, JPY	301,650	2,015
Japan Bank For International Cooperation
1.63%, 01/20/27	272	253
		64,233
Italy 2.9%
Segretariato Generale Della Presidenza Della Repubblica
1.45%, 09/15/22, EUR	6,450	6,780
0.05%, 01/15/23, EUR	5,500	5,759
0.88%, 05/06/24	1,528	1,448
0.00%, 08/15/24, EUR	435	442
0.35%, 02/01/25, EUR	2,710	2,746
1.85%, 07/01/25, EUR (f)	419	438
0.50%, 02/01/26, EUR (f)	1,346	1,336
0.00%, 04/01/26, EUR (f)	3,310	3,200
0.95%, 09/15/27 - 06/01/32, EUR	4,340	4,109
2.45%, 09/01/33 - 09/01/50, EUR (f)	1,067	1,013
2.25%, 09/01/36, EUR (f)	1,148	1,043
4.00%, 02/01/37, EUR (f)	20	22
3.25%, 03/01/38, EUR	1,551	1,570
1.50%, 04/30/45, EUR (f)	749	541
3.45%, 03/01/48, EUR (f)	139	143
3.85%, 09/01/49, EUR (f)	132	144
2.15%, 09/01/52, EUR	723	551
2.80%, 03/01/67, EUR (f)	166	139
2.15%, 03/01/72, EUR (f)	70	49
		31,473
United Kingdom 1.7%
HM Treasury
2.75%, 09/07/24, GBP (f)	1,575	1,952
0.63%, 06/07/25, GBP	141	166
1.50%, 07/22/26, GBP	311	373
1.25%, 07/22/27, GBP	2,070	2,445
1.63%, 10/22/28, GBP	1,230	1,473
0.38%, 10/22/30, GBP (f)	300	318
0.25%, 07/31/31, GBP	1,140	1,169
4.75%, 12/07/38, GBP	2,055	3,235
0.88%, 01/31/46, GBP (f)	1,085	918
4.25%, 12/07/46, GBP	1,795	2,814
1.75%, 01/22/49, GBP	1,868	1,900
0.63%, 10/22/50, GBP (f)	468	348
1.75%, 07/22/57, GBP (f)	307	309
2.50%, 07/22/65, GBP (f)	865	1,083
3.50%, 07/22/68, GBP (f)	99	158
		18,661
United States of America 1.7%
Treasury, United States Department of
0.13%, 01/31/23 (b)	18,886	18,615
France 1.1%
Gouvernement De France
2.75%, 10/25/27, EUR (f)	785	880
1.50%, 05/25/31, EUR (f)	4,290	4,394
0.75%, 05/25/52, EUR (f)	165	110
0.75%, 05/25/53, EUR	250	162
Republique Francaise Presidence
0.50%, 05/25/26, EUR (f)	538	548
1.25%, 05/25/34, EUR (f)	3,384	3,226
4.75%, 04/25/35, EUR (f)	8	11
1.75%, 06/25/39 - 05/25/66, EUR (f)	559	466
3.25%, 05/25/45, EUR (f)	751	902
2.00%, 05/25/48, EUR (f)	788	756
4.00%, 04/25/55, EUR	508	701
		12,156
Spain 0.9%
Estado Espanol
1.95%, 04/30/26, EUR (f)	2,233	2,377
1.45%, 10/31/27, EUR (f)	788	813
1.40%, 07/30/28, EUR (f)	1,652	1,688
0.70%, 04/30/32, EUR	2,200	1,956
2.35%, 07/30/33, EUR	283	292
4.20%, 01/31/37, EUR (f)	771	954
4.70%, 07/30/41, EUR	552	736
1.00%, 07/30/42 - 10/31/50, EUR	950	693
2.70%, 10/31/48, EUR (f)	146	144
3.45%, 07/30/66, EUR	349	382
		10,035
Canada 0.8%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (g)	140	100
Canada, Government of
1.75%, 03/01/23, CAD	2,050	1,581
2.25%, 06/01/29, CAD	220	161
2.75%, 12/01/48 - 12/01/64, CAD	853	609

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Government of Canada
2.25%, 03/01/24, CAD	1,815	1,393
1.00%, 09/01/26, CAD	1,440	1,028
1.50%, 12/01/31, CAD	350	234
4.00%, 06/01/41, CAD	80	69
1.75%, 12/01/53, CAD	375	211
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	896
0.01%, 11/25/30, EUR (f)	1,655	1,438
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	30
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	230
2.95%, 06/18/50, CAD	160	100
		8,080
Germany 0.7%
Bundesrepublik Deutschland
0.00%, 11/15/28 - 08/15/50, EUR	4,471	4,187
0.00%, 05/15/35 - 05/15/36, EUR (f)	2,968	2,523
2.50%, 07/04/44, EUR (f)	580	708
		7,418
Belgium 0.3%
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/28, EUR (f)	681	689
0.10%, 06/22/30, EUR (f)	918	845
3.00%, 06/22/34, EUR (f)	520	592
1.90%, 06/22/38, EUR (f)	399	392
3.75%, 06/22/45, EUR (f)	249	313
1.60%, 06/22/47, EUR (h)	190	162
1.70%, 06/22/50, EUR	102	87
2.25%, 06/22/57, EUR	108	103
2.15%, 06/22/66, EUR (f)	185	169
		3,352
Australia 0.3%
Commonwealth of Australia
0.25%, 11/21/25, AUD (f)	1,214	761
2.75%, 11/21/28, AUD (f)	2,045	1,358
3.75%, 04/21/37, AUD (f)	397	274
2.75%, 05/21/41, AUD (f)	165	98
3.00%, 03/21/47, AUD (f)	256	154
1.75%, 06/21/51, AUD (f)	130	58
		2,703
Netherlands 0.2%
Staat der Nederlanden
0.75%, 07/15/28, EUR	635	643
0.00%, 07/15/31 - 01/15/52, EUR	1,226	1,013
4.00%, 01/15/37, EUR (f)	250	331
0.50%, 01/15/40, EUR	755	619
		2,606
Saudi Arabia 0.2%
Saudi Arabia, Government of
2.25%, 02/02/33 (h)	322	268
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (f)	1,060	1,032
3.25%, 10/26/26 (f)	918	897
		2,197
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (h)	601	576
The United Arab Emirates, Government of
2.50%, 10/11/22 (f)	655	655
		1,231
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (f)	1,180	1,177
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (f)	28	4
1.75%, 11/15/25, DKK (f)	803	115
0.50%, 11/15/27, DKK	1,223	164
0.50%, 11/15/29, DKK (f)	2,011	262
4.50%, 11/15/39, DKK (f)	2,136	411
		956
Sweden 0.1%
OSMTH Of the Kingdom Of Sweden
1.50%, 11/13/23, SEK (f)	35	3
2.50%, 05/12/25, SEK (f)	3,300	328
0.75%, 05/12/28, SEK (f)	1,895	175
2.25%, 06/01/32, SEK (f)	1,525	156
3.50%, 03/30/39, SEK (f)	465	57
		719
South Korea 0.1%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (i)	490	485
Hungary 0.1%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (h)	257	210
2.13%, 09/22/31 (h)	331	255
		465
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	396
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (h)	455	308
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	133
Total Government And Agency Obligations (cost $222,284)		187,399
CORPORATE BONDS AND NOTES 10.1%
United States of America 7.3%
ACCO Brands Corporation
4.25%, 03/15/29 (h)	550	451
Acrisure, LLC
7.00%, 11/15/25 (h)	517	466
Adtalem Global Education Inc.
5.50%, 03/01/28 (h)	1	1
AECOM
5.13%, 03/15/27	13	12
Aethon United BR LP
8.25%, 02/15/26 (h)	307	299
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (h)	96	84
Allied Universal Holdco LLC
6.63%, 07/15/26 (h)	657	602
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (h) (j) (k)	474	316
AMC Networks, Inc.
4.75%, 08/01/25	324	301
American Airlines Group Inc.
3.75%, 03/01/25 (c) (h)	463	390
American Airlines, Inc.
11.75%, 07/15/25 (h)	445	461
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	1	1
AMN Healthcare, Inc.
4.63%, 10/01/27 (h)	81	74
AmWINS Group, Inc.
4.88%, 06/30/29 (h)	5	4
Antero Midstream Partners LP
7.88%, 05/15/26 (h)	429	429
Antero Resources Corporation
7.63%, 02/01/29 (h)	82	84
APX Group, Inc.
6.75%, 02/15/27 (h)	282	265
Aramark Services, Inc.
6.38%, 05/01/25 (h)	526	515
Arches Buyer Inc.
4.25%, 06/01/28 (h)	5	4
Archrock Partners, L.P.
6.88%, 04/01/27 (h)	110	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Arconic Corporation
6.00%, 05/15/25 (h)	588	576
Artera Services, LLC
9.03%, 12/04/25 (c) (h)	401	324
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (h)	420	392
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (h)	129	84
AssuredPartners, Inc.
7.00%, 08/15/25 (h)	45	43
5.63%, 01/15/29 (h)	5	4
Audacy, Inc.
6.75%, 03/31/29 (h)	2	1
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (h)	5	4
B&G Foods, Inc.
5.25%, 04/01/25	93	86
Ball Corporation
4.88%, 03/15/26	309	305
Bausch Health Companies Inc.
5.50%, 11/01/25 (h)	1,124	989
9.00%, 12/15/25 (h)	5	4
9.25%, 04/01/26 (h)	970	694
8.50%, 01/31/27 (c) (h)	5	3
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (h)	2	2
Big River Steel LLC
6.63%, 01/31/29 (h)	3	3
Block, Inc.
2.75%, 06/01/26 (h)	183	163
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (h)	96	85
Boxer Parent Company Inc.
7.13%, 10/02/25 (h)	386	370
Boyd Gaming Corporation
4.75%, 12/01/27	2	2
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (h)	110	83
BroadStreet Partners, Inc.
5.88%, 04/15/29 (h)	5	4
Brookfield Property REIT Inc.
5.75%, 05/15/26 (h)	443	403
4.50%, 04/01/27 (h)	6	5
Buckeye Partners, L.P.
4.13%, 03/01/25 (h)	6	6
California Resources Corporation
7.13%, 02/01/26 (h)	20	19
Calpine Corporation
4.50%, 02/15/28 (h)	76	69
5.13%, 03/15/28 (h)	6	5
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (h)	251	239
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (h)	6	5
Carvana Co.
5.63%, 10/01/25 (c) (h)	396	304
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (h)	149	132
CDK Global, Inc.
4.88%, 06/01/27	5	5
CEC Entertainment Company, LLC
6.75%, 05/01/26 (h)	292	257
Cedar Fair, L.P.
5.50%, 05/01/25 (h)	382	371
Century Communities, Inc.
6.75%, 06/01/27	127	121
CenturyLink, Inc.
5.13%, 12/15/26 (h)	831	700
Chesapeake Energy Corporation
5.50%, 02/01/26 (h)	444	424
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	111	105
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (h)	5	4
7.75%, 04/15/28 (h)	6	4
7.50%, 06/01/29 (h)	102	74
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (h)	719	714
5.88%, 06/01/27 (c)	57	54
CNX Resources Corporation
7.25%, 03/14/27 (h)	291	286
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (h)	2	2
Colt Merger Sub, Inc.
5.75%, 07/01/25 (h)	382	366
Commscope Finance LLC
6.00%, 03/01/26 (h)	100	92
8.25%, 03/01/27 (h)	675	537
Community Health Systems, Inc.
8.00%, 03/15/26 (h)	462	421
5.63%, 03/15/27 (h)	661	559
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	5	4
Consolidated Communications, Inc.
6.50%, 10/01/28 (h)	8	7
CoreCivic, Inc.
8.25%, 04/15/26	285	278
CoreLogic, Inc.
4.50%, 05/01/28 (h)	2	2
Coty Inc.
5.00%, 04/15/26 (h)	519	476
Crestwood Midstream Partners LP
5.63%, 05/01/27 (h)	5	4
Crown Americas LLC
4.75%, 02/01/26	346	330
CrownRock, L.P.
5.63%, 10/15/25 (h)	431	408
CVR Energy, Inc.
5.25%, 02/15/25 (h)	368	338
CVR Partners, LP
6.13%, 06/15/28 (h)	9	8
Darling Ingredients Inc.
5.25%, 04/15/27 (h)	237	230
DCP Midstream Operating, LP
5.38%, 07/15/25	329	321
Dell Inc.
6.50%, 04/15/38	684	687
Delta Air Lines, Inc.
2.90%, 10/28/24	123	114
7.38%, 01/15/26	408	407
Deluxe Corporation
8.00%, 06/01/29 (h)	6	5
Diamond Sports Group, LLC
5.38%, 08/15/26 (h)	626	160
Diebold Nixdorf, Incorporated
9.38%, 07/15/25 (h)	372	260
DIRECTV Financing, LLC
5.88%, 08/15/27 (h)	96	82
DISH DBS Corporation
5.25%, 12/01/26 (h)	909	712
Dycom Industries, Inc.
4.50%, 04/15/29 (h)	97	85
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	280	265
Eco Material Technologies Inc.
7.88%, 01/31/27 (h)	248	221
Eldorado Resorts, Inc.
6.25%, 07/01/25 (h)	1,075	1,036
8.13%, 07/01/27 (c) (h)	6	6
Emergent BioSolutions Inc.
3.88%, 08/15/28 (h)	1,847	1,304
Enact Holdings, Inc.
6.50%, 08/15/25 (h)	40	38
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (h)	2	2
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (h)	262	264
Enlink Midstream, LLC
4.15%, 06/01/25	2	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Enstar Finance LLC
5.50%, 01/15/42	2	2
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (h)	315	91
EQM Midstream Partners, LP
6.00%, 07/01/25 (h)	50	48
6.50%, 07/01/27 (h)	21	20
Exela International L.L.C.
11.50%, 07/15/26 (h)	98	32
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (h)	20	17
5.88%, 04/01/29 (h)	3	2
FirstCash, Inc.
4.63%, 09/01/28 (h)	1	1
FirstEnergy Corp.
4.40%, 07/15/27 (j) (l)	5	5
5.35%, 07/15/47 (j) (l)	71	60
Ford Motor Credit Company LLC
3.37%, 11/17/23	2,271	2,213
2.70%, 08/10/26	1,383	1,179
4.13%, 08/17/27	5	4
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (h)	342	323
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (h)	446	396
Freedom Mortgage Corporation
8.25%, 04/15/25 (h)	437	369
6.63%, 01/15/27 (h)	150	111
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (h)	8	7
Gates Global LLC
6.25%, 01/15/26 (h)	257	239
Genesis Energy, L.P.
6.50%, 10/01/25	340	311
8.00%, 01/15/27	200	177
7.75%, 02/01/28	5	4
Glatfelter Corporation
4.75%, 11/15/29 (h)	2	1
Gray Escrow, Inc.
7.00%, 05/15/27 (h)	108	104
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (h)	380	335
Gulfport Energy Operating Corporation
8.00%, 05/17/26	299	295
Hat Holdings I LLC
3.38%, 06/15/26 (h)	390	337
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (h)	444	398
Herc Holdings Inc.
5.50%, 07/15/27 (h)	5	5
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (h)	597	499
Hess Infrastructure Partners LP
5.63%, 02/15/26 (h)	321	306
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (h)	236	232
3.75%, 05/01/29 (h)	1	1
Home Point Capital Inc.
5.00%, 02/01/26 (h)	300	207
Howmet Aerospace Inc.
6.88%, 05/01/25	134	138
HUB International Limited
7.00%, 05/01/26 (h)	579	547
5.63%, 12/01/29 (h)	1	1
Hughes Satellite Systems Corporation
6.63%, 08/01/26	3	3
IAA Spinco Inc.
5.50%, 06/15/27 (h)	92	86
Icahn Enterprises L.P.
4.75%, 09/15/24	129	121
6.25%, 05/15/26	1,019	954
5.25%, 05/15/27	400	354
iHeartCommunications, Inc.
6.38%, 05/01/26	97	90
8.38%, 05/01/27 (c)	428	342
5.25%, 08/15/27 (h)	5	4
Independence Energy Finance LLC
7.25%, 05/01/26 (h)	360	328
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	37
4.40%, 01/26/26, CAD	490	393
Ipalco Enterprises Inc
4.25%, 05/01/30	426	396
Iron Mountain Incorporated
5.25%, 03/15/28 (h)	94	84
iStar Inc.
4.75%, 10/01/24	48	45
4.25%, 08/01/25	207	192
Kaiser Aluminum Corporation
4.63%, 03/01/28 (h)	5	4
KAR Auction Services, Inc.
5.13%, 06/01/25 (h)	92	87
Kennedy-Wilson, Inc.
4.75%, 03/01/29	5	4
L Brands, Inc.
7.50%, 06/15/29	5	5
LABL Escrow Issuer LLC
6.75%, 07/15/26 (h)	297	267
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (h)	455	368
Laredo Petroleum, Inc.
9.50%, 01/15/25	240	239
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (h)	181	175
9.75%, 12/01/26 (h)	661	642
Level 3 Financing, Inc.
4.25%, 07/01/28 (h)	100	80
Life Time, Inc.
5.75%, 01/15/26 (h)	362	325
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (h)	106	83
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (h)	5	5
3.75%, 01/15/28 (h)	52	45
LogMeIn, Inc.
5.50%, 09/01/27 (h)	42	29
LSF9 Atlantis
7.75%, 02/15/26 (h)	348	296
Lumen Technologies Inc.
7.65%, 03/15/42	345	265
Matador Resources Company
5.88%, 09/15/26	396	382
Mattel, Inc.
3.38%, 04/01/26 (h)	269	247
Maxar Technologies Inc.
7.75%, 06/15/27 (h)	41	41
Mercer International Inc.
5.13%, 02/01/29	8	7
MGIC Investment Corporation
5.25%, 08/15/28	5	4
MGM Resorts International
6.75%, 05/01/25	684	672
5.50%, 04/15/27	6	5
Midas Opco Holdings LLC
5.63%, 08/15/29 (h)	40	32
Millennium Escrow Corporation
6.63%, 08/01/26 (h)	669	549
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (h)	441	375
Molina Healthcare, Inc.
4.38%, 06/15/28 (h)	6	5
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27 (h)	71	68
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1	1
Murphy Oil Corporation
5.75%, 08/15/25	106	104
5.88%, 12/01/27	3	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
MVC Acquisition Corp.
5.75%, 08/01/28 (h)	7	6
8.00%, 08/01/29 (h)	28	23
Nabors Industries, Inc.
5.75%, 02/01/25	400	357
7.38%, 05/15/27 (h)	243	229
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (h)	587	510
Navient Corporation
6.75%, 06/15/26	424	375
5.50%, 03/15/29	966	753
NCR Corporation
5.00%, 10/01/28 (h)	8	7
Netflix, Inc.
3.63%, 06/15/25 (c) (h)	250	238
New Fortress Energy Inc.
6.75%, 09/15/25 (h)	877	829
6.50%, 09/30/26 (h)	9	8
New Residential Investment Corp.
6.25%, 10/15/25 (h)	41	36
Newell Brands Inc.
5.63%, 04/01/36 (j) (l)	499	432
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	5	5
Nexstar Media Group, Inc.
4.75%, 11/01/28 (h)	5	4
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (h)	346	331
NextEra Energy Partners LP
4.50%, 09/15/27 (h)	94	87
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	694	625
Nielsen Finance LLC
5.63%, 10/01/28 (h)	9	8
NMG Holding Company, Inc.
7.13%, 04/01/26 (h)	411	380
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (h)	66	62
Novelis Corporation
3.25%, 11/15/26 (h)	295	250
4.75%, 01/30/30 (h)	7	6
NRG Energy, Inc.
5.75%, 01/15/28	90	83
NuStar Logistics, L.P.
5.75%, 10/01/25	35	33
6.00%, 06/01/26	141	131
5.63%, 04/28/27	18	16
6.38%, 10/01/30	1,108	966
Occidental Petroleum Corporation
6.95%, 07/01/24	594	613
2.90%, 08/15/24	205	197
8.00%, 07/15/25	449	473
5.88%, 09/01/25	68	68
Olin Corporation
5.63%, 08/01/29	9	8
On Semiconductor Corporation
3.88%, 09/01/28 (h)	1	1
Onemain Finance Corporation
3.50%, 01/15/27	20	16
Pacific Gas And Electric Company
4.45%, 04/15/42	150	113
4.75%, 02/15/44	229	175
4.00%, 12/01/46	161	113
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (h)	730	704
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (h)	705	536
Paramount Global
6.38%, 03/30/62	95	85
Party City Holdings Inc.
8.75%, 02/15/26 (h)	403	271
PBF Holding Company LLC
9.25%, 05/15/25 (h)	40	42
7.25%, 06/15/25	291	272
PDC Energy, Inc.
5.75%, 05/15/26	311	290
Pearl Merger Sub Inc.
6.75%, 10/01/28 (h)	1	1
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (h)	2	2
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (h)	284	249
Penske Automotive Group, Inc.
3.50%, 09/01/25 (c)	210	197
Performance Food Group, Inc.
5.50%, 10/15/27 (h)	92	85
Pike Corporation
5.50%, 09/01/28 (h)	104	83
PolyOne Corporation
5.75%, 05/15/25 (h)	89	86
Post Holdings, Inc.
5.63%, 01/15/28 (h)	10	9
Presidio Holdings, Inc.
4.88%, 02/01/27 (h)	558	511
Prestige Brands, Inc.
5.13%, 01/15/28 (h)	5	5
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (h)	36	31
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (h)	247	242
5.75%, 04/15/26 (h)	132	124
6.25%, 01/15/28 (h)	1	1
QVC, Inc.
4.75%, 02/15/27	605	478
Rackspace Technology, Inc.
3.50%, 02/15/28 (h)	7	5
Radiate HoldCo, LLC
4.50%, 09/15/26 (h)	506	437
RHP Hotel Properties, LP
4.75%, 10/15/27	1	1
Rite Aid Corporation
7.50%, 07/01/25 (h)	379	307
8.00%, 11/15/26 (h)	17	13
Rocket Mortgage, LLC
2.88%, 10/15/26 (h)	414	343
RP Escrow Issuer LLC
5.25%, 12/15/25 (h)	331	287
Sabre GLBL Inc.
7.38%, 09/01/25 (h)	573	532
Safeway Inc.
3.25%, 03/15/26 (h)	690	603
5.88%, 02/15/28 (h)	62	58
SBA Communications Corporation
3.88%, 02/15/27	261	239
Scientific Games International, Inc.
7.00%, 05/15/28 (h)	269	254
Scih Salt Holdings Inc.
6.63%, 05/01/29 (h)	8	6
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (h)	230	186
Seagate HDD Cayman
5.75%, 12/01/34	1,111	975
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c) (h)	5	4
Select Medical Corporation
6.25%, 08/15/26 (h)	448	419
Service Corporation International
4.63%, 12/15/27	91	86
Service Properties Trust
4.35%, 10/01/24	594	483
Shutterfly, LLC
8.50%, 10/01/26 (h)	34	26
Sirius XM Radio Inc.
3.13%, 09/01/26 (h)	294	263
5.00%, 08/01/27 (h)	1	1
5.50%, 07/01/29 (h)	5	5
Six Flags Operations Inc.
5.50%, 04/15/27 (c) (h)	226	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (h)	45	46
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	—	—
SLM Corporation
4.20%, 10/29/25	295	269
3.13%, 11/02/26	7	6
Southwestern Energy Co.
5.95%, 01/23/25 (j) (l)	2	2
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (h)	311	258
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (h)	584	546
Springleaf Finance Corporation
6.13%, 03/15/24	635	607
6.88%, 03/15/25	490	463
7.13%, 03/15/26	10	9
Sprint Corporation
7.63%, 03/01/26	520	548
8.75%, 03/15/32	1	1
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)	5	5
Standard Industries Inc.
4.75%, 01/15/28 (h)	5	4
Staples, Inc.
7.50%, 04/15/26 (h)	655	543
10.75%, 04/15/27 (c) (h)	322	213
Starwood Property Trust, Inc.
4.38%, 01/15/27 (h)	435	379
Stericycle, Inc.
5.38%, 07/15/24 (h)	6	6
Summit Midstream Holdings, LLC
8.50%, 10/15/26 (h)	606	546
Sunoco LP
6.00%, 04/15/27	265	253
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (h)	40	39
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (h)	263	255
TEGNA Inc.
4.75%, 03/15/26 (h)	380	368
Tenet Healthcare Corporation
4.63%, 09/01/24 (h)	91	87
4.88%, 01/01/26 (h)	957	883
6.25%, 02/01/27 (h)	271	250
Tenneco Inc.
7.88%, 01/15/29 (h)	89	86
5.13%, 04/15/29 (h)	1	1
TerraForm Power Operating LLC
5.00%, 01/31/28 (h)	1	1
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (h)	1	1
The Brink's Company
4.63%, 10/15/27 (h)	96	86
The Howard Hughes Corporation
5.38%, 08/01/28 (h)	3	3
The Providence Service Corporation
5.88%, 11/15/25 (h)	173	159
The William Carter Company
5.63%, 03/15/27 (h)	237	222
T-Mobile US, Inc.
2.25%, 02/15/26 (h)	243	220
2.25%, 02/15/26	25	23
4.75%, 02/01/28	632	609
Townsquare Media, Inc.
6.88%, 02/01/26 (h)	20	18
TransDigm Inc.
8.00%, 12/15/25 (h)	426	432
6.25%, 03/15/26 (h)	1,325	1,280
5.50%, 11/15/27	6	5
Transocean Inc
11.50%, 01/30/27 (h)	434	406
TripAdvisor, Inc.
7.00%, 07/15/25 (h)	233	227
Triumph Group, Inc.
6.25%, 09/15/24 (h)	70	63
Tutor Perini Corporation
6.88%, 05/01/25 (c) (h)	98	80
U.S. Acute Care Solutions, LLC
6.38%, 03/01/26 (h)	3	3
U.S. Foods Inc.
6.25%, 04/15/25 (h)	362	361
Uber Technologies, Inc.
8.00%, 11/01/26 (h)	816	812
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (h)	6	5
United Airlines Pass Through Trust
4.38%, 04/15/26 (h)	680	603
United Rentals (North America), Inc.
4.88%, 01/15/28	5	5
United States Steel Corporation
6.88%, 03/01/29 (c)	91	79
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (h)	175	150
5.75%, 06/15/27 (h)	157	126
Uniti Group Inc.
7.88%, 02/15/25 (h)	635	613
Univision Communications Inc.
6.63%, 06/01/27 (h)	2	2
4.50%, 05/01/29 (h)	5	4
Urban One, Inc.
7.38%, 02/01/28 (h)	6	5
USA Compression Finance Corp.
6.88%, 04/01/26	344	313
Vail Resorts, Inc.
6.25%, 05/15/25 (h)	170	170
Vector Group Ltd.
10.50%, 11/01/26 (h)	253	239
Vericast Corp.
11.00%, 09/15/26 (h)	257	247
Veritas USA Inc.
7.50%, 09/01/25 (h)	613	461
ViaSat, Inc.
5.63%, 09/15/25 (h)	478	388
Victoria's Secret & Co.
4.63%, 07/15/29 (h)	1	1
Viking Cruises Limited
5.88%, 09/15/27 (h)	9	7
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	762	716
W&T Offshore, Inc.
9.75%, 11/01/23 (h)	1	1
W. R. Grace Holdings LLC
5.63%, 08/15/29 (h)	8	6
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (h)	140	132
Waste Pro USA, Inc.
5.50%, 02/15/26 (h)	229	203
Watco Companies, L.L.C.
6.50%, 06/15/27 (h)	82	76
WESCO Distribution, Inc.
7.13%, 06/15/25 (h)	139	139
7.25%, 06/15/28 (h)	378	374
Western Midstream Operating, LP
3.60%, 02/01/25 (j) (l)	307	283
White Cap Buyer LLC
6.88%, 10/15/28 (h)	1	1
Windstream Escrow, LLC
7.75%, 08/15/28 (c) (h)	17	14
Wolverine Escrow LLC
9.00%, 11/15/26 (h)	68	40
Wyndham Destinations, Inc.
6.63%, 07/31/26 (h)	277	265
Wynn Las Vegas, LLC
5.50%, 03/01/25 (h)	6	5
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (h)	265	258
Xerox Holdings Corporation
5.00%, 08/15/25 (h)	310	288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
XHR LP
6.38%, 08/15/25 (h)	235	227
XPO Logistics, Inc.
6.25%, 05/01/25 (h)	240	239
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (h)	535	444
		78,701
Canada 0.5%
Air Canada
3.88%, 08/15/26 (h)	26	22
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (m)	17	14
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (h)	160	140
Bausch Health Companies Inc.
7.00%, 01/15/28 (h)	165	94
Baytex Energy Corp.
8.75%, 04/01/27 (h)	60	60
Bombardier Inc.
7.50%, 03/15/25 (h)	5	5
7.13%, 06/15/26 (h)	916	747
Clarios Global LP
6.75%, 05/15/25 (h)	9	9
Garda World Security Corporation
4.63%, 02/15/27 (h)	261	224
GFL Environmental Inc.
3.75%, 08/01/25 (h)	100	93
5.13%, 12/15/26 (h)	221	211
GW B-CR Security Corporation
9.50%, 11/01/27 (h)	5	5
MEG Energy Corp.
7.13%, 02/01/27 (h)	351	354
Methanex Corporation
5.25%, 12/15/29	1	1
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (f)	2,000	2,032
1.10%, 10/19/27, CAD (h)	297	202
0.10%, 05/19/28, EUR (f)	875	819
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (c) (h)	233	235
4.38%, 01/15/28 (h)	3	3
3.50%, 02/15/29 (h)	1	1
Telesat Canada
5.63%, 12/06/26 (h)	36	22
Titan Acquisition Limited
7.75%, 04/15/26 (h)	286	264
		5,557
South Korea 0.5%
Korea Electric Power Corp
0.75%, 01/27/26 (h)	755	680
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (f)	1,990	2,014
0.75%, 09/21/25	1,618	1,479
2.63%, 05/26/26	1,050	1,012
		5,185
France 0.3%
Altice France Holding S.A.
8.13%, 02/01/27 (h)	541	498
Dexia Credit Local
0.50%, 07/22/23, GBP (f)	1,200	1,431
0.25%, 12/11/24, GBP (f)	700	805
1.25%, 10/27/25, EUR (f)	1,000	1,036
		3,770
Netherlands 0.3%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (h)	3	3
American Airlines, Inc.
5.50%, 04/20/26 (h)	1,099	1,013
5.75%, 04/20/29 (h)	1	1
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (h)	259	256
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (h)	769	713
Diamond (BC) B.V.
4.63%, 10/01/29 (h)	8	6
Elastic N.V.
4.13%, 07/15/29 (h)	1	1
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	552
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (h)	270	244
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	306
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (h)	280	264
		3,359
United Kingdom 0.2%
EG Global Finance PLC
6.75%, 02/07/25 (h)	612	576
International Game Technology PLC
4.13%, 04/15/26 (h)	661	600
Marks and Spencer P.L.C.
7.13%, 12/01/37 (h)	150	145
Rolls-Royce PLC
5.75%, 10/15/27 (h)	825	747
		2,068
Singapore 0.2%
Temasek Financial (I) Limited
3.63%, 08/01/28 (f)	250	250
1.63%, 08/02/31 (h)	1,151	969
2.38%, 08/02/41 (h)	626	487
		1,706
Panama 0.1%
Carnival Corporation
10.50%, 02/01/26 (h)	187	186
7.63%, 03/01/26 (h)	1,508	1,177
9.88%, 08/01/27 (h)	8	8
		1,371
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (f)	1,000	1,033
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (f)	960	978
Liberia 0.1%
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (h)	1,276	938
Bermuda 0.1%
Nabors Industries Ltd
7.25%, 01/15/26 (h)	6	5
NCL Corporation Ltd.
3.63%, 12/15/24 (c) (h)	270	227
5.88%, 03/15/26 (h)	714	560
Viking Cruises Limited
13.00%, 05/15/25 (h)	40	41
7.00%, 02/15/29 (c) (h)	8	6
Weatherford International Ltd.
8.63%, 04/30/30 (h)	6	5
		844
Luxembourg 0.1%
Altice France
10.50%, 05/15/27 (h)	674	564
ArcelorMittal
6.75%, 03/01/41 (j) (l)	49	49
Camelot Finance S.A.
4.50%, 11/01/26 (h)	9	8
Telecom Italia Capital
7.72%, 06/04/38	227	175
		796
Macau 0.1%
MGM China Holdings Limited
4.75%, 02/01/27 (h)	964	682

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Germany 0.1%
KfW
0.00%, 12/15/22, EUR (i)	70	73
3.20%, 09/11/26, AUD	880	590
		663
Cayman Islands 0.0%
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (h) (j) (k)	542	410
Hong Kong 0.0%
Wynn Macau, Limited
5.50%, 01/15/26 (h)	488	341
Switzerland 0.0%
Transocean Inc
7.50%, 01/15/26 (h)	8	6
8.00%, 02/01/27 (h)	326	219
		225
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (h)	200	193
Australia 0.0%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (h)	86	83
4.50%, 09/15/27 (h)	3	3
		86
Finland 0.0%
Nokia Oyj
4.38%, 06/12/27	3	3
Total Corporate Bonds And Notes (cost $122,150)		108,909
PREFERRED STOCKS 0.5%
Switzerland 0.2%
Lindt & Spruengli AG	—	31
Roche Holding AG	7	2,295
Schindler Holding AG	—	17
		2,343
Germany 0.2%
Bayerische Motoren Werke AG	—	11
Henkel AG & Co. KGaA (m)	—	25
Porsche Automobil Holding SE (m)	—	24
Sartorius AG	—	20
Volkswagen AG (m)	14	1,926
		2,006
Brazil 0.1%
Itau Unibanco Holding S.A. (m)	102	443
Petroleo Brasileiro S/A Petrobras. (m)	215	1,148
		1,591
Spain 0.0%
Grifols, S.A.	1	7
Italy 0.0%
Telecom Italia SpA	14	3
Total Preferred Stocks (cost $7,866)		5,950
WARRANTS 0.3%
China 0.3%
Acrobiosystems Co.,Ltd (a) (n)	6	137
Amoy Diagnostics Co., Ltd. (a) (n)	39	185
Beijing Kingsoft Office Software Co., Ltd (a) (n)	4	105
BNP Paribas Issuance B.V. (a) (n)	1	54
Centre Testing International Group Co. Ltd. (a) (n)	9	33
Centre Testing International Group Co. Ltd. (a) (n)	84	290
Chacha Food Company, Limited (a) (n)	26	223
Dongguan Yiheda Automation Co.,Ltd. (a) (n)	11	136
Fujian Anjing Food Co., Ltd. (a)	3	78
Glodon Company Limited (a)	2	12
Jade Bird Fire Co., Ltd. (a) (n)	14	57
Jade Bird Fire Co., Ltd. (a)	10	40
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (n)	1	6
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (n)	24	217
Leader Harmonious Drive Systems Co., Ltd. (a) (n)	8	142
Montage Technology Co., Ltd. (a) (n)	13	118
Qingdao Haier Biomedical Co Ltd (a) (n)	4	48
Shanghai Liangxin Electrical Co., Ltd. (a) (n)	54	134
Shanghai Liangxin Electrical Co., Ltd. (a) (n)	73	180
Starpower Semiconductor Ltd. (a) (n)	4	230
UBS AG (a) (n)	5	106
UBS AG (a) (n)	5	205
Zhejiang SUPCON Technology Co., Ltd. (a) (n)	4	42
Zhejiang SUPCON Technology Co., Ltd. (a) (n)	24	259
Zwsoft Co., Ltd.(Guangzhou) (a) (n)	1	28
Zwsoft Co., Ltd.(Guangzhou) (a) (n)	5	151
Total Warrants (cost $3,607)		3,216
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF (c)	1	50
Total Investment Companies (cost $51)		50
SHORT TERM INVESTMENTS 9.9%
Investment Companies 7.3%
JNL Government Money Market Fund, 1.02% (o) (p)	78,447	78,447
Treasury Securities 2.3%
Government of Canada
1.60%, 01/05/23, CAD (q)	10,918	8,360
1.20%, 02/02/23, CAD (q)	10,939	8,353
1.80%, 03/02/23, CAD (q)	10,965	8,352
		25,065
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (o) (p)	3,001	3,001
Total Short Term Investments (cost $107,328)		106,513
Total Investments 98.7% (cost $1,241,392)		1,065,370
Total Securities Sold Short (0.1)% (proceeds $650)		(605)
Other Derivative Instruments 0.8%		8,372
Other Assets and Liabilities, Net 0.6%		5,940
Total Net Assets 100.0%		1,079,077

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $72,501 and 6.7% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(m) Convertible security.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

(q) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
United States of America (0.1%)
MasterCard Incorporated - Class A	(1)	(313)
Regeneron Pharmaceuticals, Inc.	—	(292)
Total Common Stocks (proceeds $650)		(605)
Total Securities Sold Short (0.1%) (proceeds $650)		(605)

JNL/JPMorgan Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	—	2	2	—	—	—	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	05/12/20	349	409	—
Adevinta ASA - Class B	04/27/20	12	7	—
Adyen B.V.	01/14/22	150	106	—
AENA, S.M.E., S.A.	04/27/20	23	22	—
Alibaba Group Holding Limited	05/12/20	4,422	2,138	0.2
Allegro.eu SA	06/18/21	14	5	—
Amadeus IT Group SA	04/27/20	58	59	—
Amundi	06/08/20	11	8	—
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	561	269	—
Autostore Holdings Ltd	12/17/21	8	3	—
Avast PLC	12/17/21	12	9	—
BAWAG Group AG	04/27/20	5	7	—
Budweiser Brewing Company APAC Limited	04/27/20	680	679	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/11/21	1,504	1,087	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	08/11/21	1,628	1,436	0.1
Bundesrepublik Deutschland, 2.50%, 07/04/44	09/30/21	1,008	708	0.1
Cellnex Telecom, S.A.	04/16/21	62	52	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,138	1,033	0.1
Commonwealth of Australia, 0.25%, 11/21/25	01/07/22	816	761	0.1
Commonwealth of Australia, 2.75%, 11/21/28	01/07/22	1,493	1,358	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	357	274	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	119	98	—
Commonwealth of Australia, 3.00%, 03/21/47	08/28/20	222	154	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	89	58	—
Convatec Group PLC	04/27/20	9	10	—
Covestro AG	06/08/20	22	16	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	4	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	118	115	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	312	262	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	570	411	—
Delivery Hero SE	05/12/20	989	442	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,115	978	0.1
Dexia Credit Local, 0.50%, 07/22/23	11/10/21	1,605	1,431	0.1
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	924	805	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,180	1,036	0.1
EQT AB	06/22/20	19	13	—
ESR Cayman Limited	06/19/20	19	17	—
Estado Espanol, 1.95%, 04/30/26	04/27/20	2,611	2,377	0.2
Estado Espanol, 1.45%, 10/31/27	03/26/20	1,021	813	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	2,083	1,688	0.2
Estado Espanol, 4.20%, 01/31/37	04/27/20	1,247	954	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	231	144	—
Evolution Gaming Group AB (publ)	06/24/20	41	38	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	774	689	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	1,080	845	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	789	592	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	551	392	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	454	313	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	296	169	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/01/21	256	223	—
Gouvernement De France, 2.75%, 10/25/27	12/30/21	1,029	880	0.1
Gouvernement De France, 1.50%, 05/25/31	08/11/21	4,679	4,394	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gouvernement De France, 0.75%, 05/25/52	01/29/21	195	110	—
HDFC Life Insurance Company Limited	06/17/21	482	357	—
HM Treasury, 2.75%, 09/07/24	11/30/21	2,197	1,952	0.2
HM Treasury, 0.38%, 10/22/30	08/11/21	398	318	—
HM Treasury, 0.88%, 01/31/46	04/22/21	1,422	918	0.1
HM Treasury, 0.63%, 10/22/50	06/17/21	556	348	—
HM Treasury, 1.75%, 07/22/57	08/11/21	534	309	—
HM Treasury, 2.50%, 07/22/65	04/27/20	1,919	1,083	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	246	158	—
ICICI Prudential Life Insurance Company Limited	01/17/22	399	303	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	06/08/20	9	8	—
Mapletree Commercial Trust Management Ltd.	06/08/20	8	6	—
Media Group Holdings LLC, 2.00%	04/28/14	50,938	—	—
Meituan Dianping - Class B	09/09/20	2,150	1,710	0.2
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,308	2,032	0.2
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,040	819	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,883	1,438	0.1
Orsted A/S	05/27/21	63	46	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	3	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	391	328	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	199	175	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	212	156	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	70	57	—
Pepco Group N.V.	05/26/21	361	259	—
Pharmaron Beijing Co., Ltd. - Class H	11/16/21	851	688	0.1
Pirelli & C. S.p.A.	04/27/20	5	4	—
Poste Italiane - Societa' Per Azioni	04/27/20	22	23	—
Public Joint Stock Company "Severstal"	12/01/20	243	—	—
Republique Francaise Presidence, 0.50%, 05/25/26	03/31/21	634	548	0.1
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	4,223	3,226	0.3
Republique Francaise Presidence, 4.75%, 04/25/35	08/09/19	14	11	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	12	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	1,347	902	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/30/21	1,249	756	0.1
Republique Francaise Presidence, 1.75%, 05/25/66	01/18/21	738	454	0.1
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,106	1,032	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	969	897	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	518	438	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	08/11/21	1,527	1,336	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.00%, 04/01/26	09/30/21	3,607	3,200	0.3
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	1,333	928	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	1,110	1,043	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	26	22	—
Segretariato Generale Della Presidenza Della Repubblica, 1.50%, 04/30/45	10/20/21	787	541	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	08/11/21	223	143	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	187	144	—
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	08/11/21	144	85	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	196	139	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	06/30/22	49	49	—
Siemens Healthineers AG	06/18/21	39	34	—
Sinch AB (publ)	06/18/21	24	5	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	439	331	—
TCS Group Holding PLC	01/17/22	311	—	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	285	250	—
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,223	2,014	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,242	1,177	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	658	655	0.1
TUI AG - Class N	01/13/21	10	5	—
WH Group Limited	04/27/20	16	14	—
Wizz Air Holdings PLC	02/02/22	368	138	—
Worldline	10/29/20	45	22	—
Wuxi Biologics Cayman Inc	05/12/20	853	875	0.1
Zalando SE	09/18/20	43	11	—
		134,433	65,836	6.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
AUD/USD Spot Rate	190	September 2022		13,530	61	(399)
CAD/USD Spot Rate	261	September 2022		20,630	36	(351)
Canada 10 Year Bond	15	September 2022	CAD	1,913	7	(43)
EUR/USD Spot Rate	732	September 2022		98,112	338	(1,690)
Euro OAT	18	September 2022	EUR	2,548	24	(58)
Euro Schatz	13	September 2022	EUR	1,417	2	2
Euro Schatz	38	September 2022	AUD	4,546	8	(19)
Euro Schatz	4	September 2022	AUD	430	1	—
GBP/USD Spot Rate	347	September 2022		27,190	137	(733)
Italy Government BTP Bond	12	September 2022	EUR	1,493	9	(17)
Japan 10 Year Bond	106	September 2022	JPY	1,552,021	12	175
JPY/USD Spot Rate	684	September 2022		64,104	432	(701)
MSCI EAFE Index	3	September 2022		280	(1)	(1)
S&P/TSX 60 Index	42	September 2022	CAD	9,937	(90)	(263)
United States 10 Year Note	493	September 2022		58,914	501	(478)
United States Ultra Bond	307	September 2022		47,266	719	118
					2,196	(4,458)
Short Contracts
Euro BOBL	(277)	September 2022	EUR	(34,094)	(292)	(322)
Euro Bund	(193)	September 2022	EUR	(29,133)	(362)	452
Euro Buxl 30 Year Bond	(36)	September 2022	EUR	(5,747)	(135)	(148)
Japan 10 Year Bond	(70)	September 2022	JPY	(10,449,562)	10	343
Long Gilt	(195)	September 2022	GBP	(21,970)	(256)	(311)
MSCI EAFE Index	(143)	September 2022		(13,199)	66	(76)
MSCI Emerging Markets Index	(659)	September 2022		(33,033)	155	(6)
Russell 2000 Index	(645)	September 2022		(55,326)	432	243
S&P 500 Index	(122)	September 2022		(22,254)	194	(863)
United States 10 Year Note	(14)	September 2022		(1,622)	(14)	(37)
United States 10 Year Ultra Bond	(22)	September 2022		(2,815)	(28)	13
United States 2 Year Note	(16)	October 2022		(3,333)	(9)	(27)
United States 5 Year Note	(39)	October 2022		(4,273)	(28)	(105)
United States Ultra Bond	(3)	September 2022		(465)	(9)	2
					(276)	(842)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MLP	07/05/22	AUD	420	290	(3)
CAD/USD	BNP	07/05/22	CAD	9,243	7,180	(10)
EUR/USD	BCL	07/05/22	EUR	1,381	1,448	(16)
EUR/USD	BNP	07/05/22	EUR	3,281	3,438	(82)
EUR/USD	CIT	07/05/22	EUR	453	475	(11)
EUR/USD	CIT	07/05/22	EUR	854	895	5
EUR/USD	SCB	07/05/22	EUR	1,180	1,237	—
EUR/USD	SSB	07/05/22	EUR	366	384	(9)
EUR/USD	SSB	07/05/22	EUR	396	415	1
EUR/USD	BNP	08/03/22	EUR	410	430	(2)
EUR/USD	MLP	08/03/22	EUR	623	654	(3)
GBP/USD	BCL	07/05/22	GBP	1,209	1,472	(37)
GBP/USD	BCL	07/05/22	GBP	284	345	5
GBP/USD	CIT	07/05/22	GBP	348	423	(14)
GBP/USD	SSB	07/05/22	GBP	274	333	(7)
GBP/USD	BNP	08/03/22	GBP	302	368	(2)
GBP/USD	CIT	08/03/22	GBP	343	418	1
JPY/USD	BCL	07/05/22	JPY	701,405	5,170	(28)
JPY/USD	BNP	07/05/22	JPY	69,065	509	(3)
JPY/USD	CIT	07/05/22	JPY	44,292	326	(7)
JPY/USD	SCB	07/05/22	JPY	617,313	4,550	(91)
JPY/USD	MLP	08/03/22	JPY	51,384	379	1
USD/AUD	BNP	07/05/22	AUD	(6,285)	(4,338)	186
USD/AUD	BNP	08/03/22	AUD	(5,865)	(4,050)	(10)
USD/CAD	CIT	07/05/22	CAD	(9,243)	(7,180)	132
USD/CAD	HSB	07/19/22	CAD	(32,397)	(25,168)	(111)
USD/CAD	BNP	08/03/22	CAD	(9,243)	(7,180)	10
USD/DKK	GSC	07/05/22	DKK	(7,691)	(1,084)	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/DKK	SSB	08/03/22	DKK	(7,691)	(1,086)	(7)
USD/EUR	BNP	07/05/22	EUR	(68,445)	(71,726)	1,840
USD/EUR	CIT	07/05/22	EUR	(801)	(840)	(6)
USD/EUR	MLP	07/05/22	EUR	(991)	(1,038)	22
USD/EUR	SCB	07/05/22	EUR	(5,527)	(5,792)	—
USD/EUR	SSB	07/05/22	EUR	(295)	(309)	1
USD/EUR	BCL	08/03/22	EUR	(726)	(763)	(1)
USD/EUR	BNP	08/03/22	EUR	(68,147)	(71,555)	(256)
USD/EUR	SCB	08/03/22	EUR	(655)	(688)	2
USD/EUR	SSB	08/03/22	EUR	(697)	(732)	3
USD/GBP	TDB	07/05/22	GBP	(19,043)	(23,181)	784
USD/GBP	BCL	08/03/22	GBP	(16,929)	(20,618)	(74)
USD/GBP	MLP	08/03/22	GBP	(497)	(605)	5
USD/JPY	BCL	07/05/22	JPY	(9,235,486)	(68,068)	4,320
USD/JPY	MLP	07/05/22	JPY	(214,245)	(1,579)	72
USD/JPY	SSB	07/05/22	JPY	(323,264)	(2,383)	106
USD/JPY	GSC	08/03/22	JPY	(8,340,920)	(61,585)	(313)
USD/SEK	CIT	07/05/22	SEK	(8,332)	(814)	37
USD/SEK	MLP	08/03/22	SEK	(8,332)	(815)	(5)
					(352,038)	6,452

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	430,772	222,541	20	653,333
Government And Agency Obligations	—	187,399	—	187,399
Corporate Bonds And Notes	—	108,909	—	108,909
Preferred Stocks	5,950	—	—	5,950
Warrants	12	3,204	—	3,216
Investment Companies	50	—	—	50
Short Term Investments	81,448	25,065	—	106,513
	518,232	547,118	20	1,065,370
Liabilities - Securities
Common Stocks	(605)	—	—	(605)
	(605)	—	—	(605)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,348	—	—	1,348
Open Forward Foreign Currency Contracts	—	7,560	—	7,560
	1,348	7,560	—	8,908
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6,648)	—	—	(6,648)
Open Forward Foreign Currency Contracts	—	(1,108)	—	(1,108)
	(6,648)	(1,108)	—	(7,756)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 96.1%
Information Technology 26.0%
Accenture Public Limited Company - Class A	23	6,522
Adobe Inc. (a)	10	3,634
Advanced Micro Devices, Inc. (a) (b)	61	4,634
Affirm Holdings, Inc. - Class A (a)	18	321
Analog Devices, Inc. (b)	39	5,765
Apple Inc. (b)	338	46,240
Applied Materials, Inc. (b)	7	593
Automatic Data Processing, Inc. (b)	9	1,955
Booz Allen Hamilton Holding Corporation - Class A	12	1,067
FleetCor Technologies Inc. (a) (b)	10	2,027
Fortinet, Inc. (a)	15	853
Intuit Inc. (b)	13	4,832
Lam Research Corp. (b)	11	4,582
Leidos Holdings Inc. (b)	23	2,358
MasterCard Incorporated - Class A (b)	31	9,868
Microchip Technology Incorporated	42	2,453
Micron Technology, Inc.	24	1,320
Microsoft Corporation (b)	189	48,492
Motorola Solutions Inc.	4	793
NVIDIA Corporation (b)	48	7,337
NXP Semiconductors N.V. (b)	28	4,158
Oracle Corporation (b)	22	1,561
Qualcomm Incorporated (b)	15	1,937
Salesforce.Com, Inc. (a)	12	1,977
Seagate Technology Holdings Public Limited Company (b)	43	3,073
Texas Instruments Incorporated (b)	47	7,244
Visa Inc. - Class A (b)	54	10,601
Workday, Inc. - Class A (a) (b)	8	1,069
		187,266
Health Care 14.7%
Abbott Laboratories (b)	31	3,354
AbbVie Inc. (b)	66	10,167
ABIOMED, Inc. (a)	1	236
Anthem, Inc.	9	4,322
Baxter International Inc.	48	3,068
Biogen Inc. (a) (b)	7	1,391
BioMarin Pharmaceutical Inc. (a)	5	422
Boston Scientific Corporation (a) (b)	75	2,795
Bristol-Myers Squibb Company (b)	100	7,692
Centene Corporation (a) (b)	53	4,462
Danaher Corporation (b)	22	5,541
DexCom Inc. (a)	8	597
Eli Lilly & Co. (b)	24	7,821
Humana Inc.	3	1,269
Intuitive Surgical, Inc. (a) (b)	16	3,142
Johnson & Johnson (b)	45	8,016
McKesson Corporation	6	1,963
Medtronic Public Limited Company (b)	19	1,725
Merck & Co., Inc. (b)	39	3,585
Neurocrine Biosciences, Inc. (a)	5	504
Pfizer Inc. (b)	46	2,400
Regeneron Pharmaceuticals, Inc. (a) (b)	6	3,830
Thermo Fisher Scientific Inc. (b)	16	8,562
UnitedHealth Group Incorporated (b)	26	13,148
Vertex Pharmaceuticals Incorporated (a) (b)	15	4,139
Zimmer Biomet Holdings, Inc.	19	1,957
		106,108
Consumer Discretionary 10.3%
Amazon.com, Inc. (a)	209	22,247
Aptiv PLC (a)	6	530
AutoNation, Inc. (a)	5	544
AutoZone, Inc. (a) (b)	1	1,713
Best Buy Co., Inc. (b)	32	2,075
Burlington Stores Inc. (a)	4	516
Chipotle Mexican Grill Inc. (a)	2	2,421
D.R. Horton, Inc.	3	197
General Motors Company (a)	35	1,098
Hilton Worldwide Holdings Inc. (b)	16	1,806
Lennar Corporation - Class A (b)	35	2,478
Lowe`s Companies, Inc. (b)	38	6,555
Magna International Inc.	19	1,058
McDonald's Corporation (b)	22	5,454
NIKE, Inc. - Class B (b)	36	3,638
O'Reilly Automotive, Inc. (a) (b)	6	3,815
Pulte Homes Inc.	5	211
Rivian Automotive, Inc. - Class A (a)	7	176
Royal Caribbean Cruises Ltd.	5	163
Tesla Inc. (a) (b)	17	11,568
The Home Depot, Inc. (b)	8	2,261
TJX Cos. Inc. (b)	40	2,224
Toll Brothers Inc.	17	736
Yum! Brands, Inc.	7	744
		74,228
Financials 10.2%
American Express Company (b)	33	4,574
AON Public Limited Company - Class A	7	1,996
Arthur J Gallagher & Co.	6	1,056
Bank of America Corporation (b)	249	7,749
Berkshire Hathaway Inc. - Class B (a) (b)	38	10,299
Capital One Financial Corporation (b)	13	1,307
Citigroup Inc. (b)	20	936
Fifth Third Bancorp (b)	56	1,873
Intercontinental Exchange, Inc.	22	2,093
Morgan Stanley (b)	39	2,956
Progressive Corp. (b)	50	5,836
Prudential Financial Inc.	7	653
S&P Global Inc. (b)	14	4,816
State Street Corporation (b)	38	2,350
SVB Financial Group (a)	2	848
T. Rowe Price Group, Inc. (b)	23	2,561
The Hartford Financial Services Group, Inc. (b)	51	3,367
The Travelers Companies, Inc.	17	2,817
Truist Financial Corporation (b)	51	2,423
U.S. Bancorp (b)	102	4,710
Voya Financial, Inc.	11	629
Wells Fargo & Company (b)	193	7,574
		73,423
Communication Services 8.9%
Alphabet Inc. - Class A (a)	8	18,343
Alphabet Inc. - Class C (a)	6	13,877
Booking Holdings Inc. (a) (b)	1	2,557
Charter Communications, Inc. - Class A (a) (b)	10	4,453
Comcast Corporation - Class A (b)	137	5,357
Expedia Group, Inc. (a)	13	1,200
Facebook, Inc. - Class A (a) (b)	53	8,536
Fox Corporation - Class A	5	161
Interpublic Group of Cos. Inc.	9	239
Lyft, Inc. - Class A (a)	11	150
Netflix, Inc. (a) (b)	13	2,323
T-Mobile US, Inc. (a) (b)	27	3,571
Verizon Communications Inc. (b)	29	1,487
Walt Disney Co. (a)	13	1,204
ZoomInfo Technologies Inc. - Class A (a)	21	696
		64,154
Industrials 7.5%
Cintas Corp. (b)	2	837
Deere & Company (b)	19	5,693
Dover Corporation	12	1,434
Eaton Corporation Public Limited Company (b)	34	4,296
FedEx Corporation (b)	10	2,337
Honeywell International Inc. (b)	13	2,232
Ingersoll Rand Inc.	24	1,010
Lennox International Inc.	1	150
Masco Corporation (b)	31	1,552
Norfolk Southern Corporation (b)	17	3,961
Northrop Grumman Systems Corp. (b)	4	2,146
Otis Worldwide Corporation (b)	48	3,402
Parker-Hannifin Corporation (b)	12	2,941
Raytheon BBN Technologies Corp. (b)	52	4,978
Southwest Airlines Co. (a)	29	1,039
Stanley Black & Decker, Inc. (b)	4	415
Textron Inc.	29	1,755
Trane Technologies Public Limited Company (b)	30	3,920

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Uber Technologies, Inc. (a)	16	319
Union Pacific Corporation (b)	12	2,647
United Parcel Service Inc. - Class B (b)	40	7,211
		54,275
Consumer Staples 6.3%
Altria Group, Inc. (b)	60	2,507
Constellation Brands, Inc. - Class A (b)	12	2,770
Costco Wholesale Corporation (b)	12	5,960
Dollar General Corporation	2	577
Hershey Co.	6	1,244
Kimberly-Clark Corporation (b)	19	2,592
Mondelez International, Inc. - Class A (b)	66	4,121
PepsiCo, Inc.	18	2,975
Philip Morris International Inc. (b)	34	3,321
Procter & Gamble Co. (b)	52	7,498
The Coca-Cola Company (b)	144	9,081
Walmart Inc.	24	2,928
		45,574
Energy 4.1%
Baker Hughes, a GE Company, LLC - Class A	25	726
Cheniere Energy, Inc.	8	1,074
Chevron Corporation (b)	41	5,958
ConocoPhillips (b)	78	7,007
Diamondback Energy, Inc. (b)	33	4,024
EOG Resources, Inc. (b)	37	4,038
Exxon Mobil Corporation	35	2,971
Phillips 66	13	1,031
Pioneer Natural Resources Co. (b)	14	3,095
		29,924
Utilities 3.0%
Ameren Corporation	26	2,379
CenterPoint Energy, Inc. (b)	74	2,176
Evergy, Inc.	14	895
Exelon Corporation (b)	116	5,275
FirstEnergy Corp. (b)	51	1,953
NextEra Energy, Inc. (b)	70	5,392
Sempra Energy	22	3,340
		21,410
Real Estate 2.7%
Camden Property Trust (b)	19	2,581
Duke Realty Corp.	9	498
Equinix, Inc. (b)	3	2,152
Equity Lifestyle Properties, Inc.	20	1,426
Host Hotels & Resorts, Inc.	61	959
Kimco Realty Corporation	55	1,081
ProLogis Inc. (b)	39	4,639
SBA Communications Corporation	5	1,581
Sun Communities Inc.	12	1,869
UDR, Inc.	9	428
Ventas, Inc. (b)	43	2,230
		19,444
Materials 2.4%
Air Products and Chemicals, Inc.	5	1,190
Avery Dennison Corporation	7	1,165
Celanese Corp. - Class A	5	575
DuPont de Nemours, Inc.	21	1,160
Eastman Chemical Co. (b)	24	2,176
Freeport-McMoRan Inc.	26	774
Linde Public Limited Company (b)	18	5,279
Martin Marietta Materials Inc.	6	1,807
Nucor Corporation	6	666
PPG Industries, Inc. (b)	21	2,433
		17,225
Total Common Stocks (cost $668,405)		693,031
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 1.02% (c) (d)	4,787	4,787
Total Short Term Investments (cost $4,787)		4,787
Total Investments 96.8% (cost $673,192)		697,818
Total Purchased Options 3.1% (cost $22,604)		22,456
Other Derivative Instruments (3.0)%		(21,586)
Other Assets and Liabilities, Net 3.1%		22,054
Total Net Assets 100.0%		720,742

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	110	September 2022	20,775	(49)	67

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,580.00	09/30/22	1,876	22,456

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,005.00	09/30/22	1,876	(16,218)
S&P 500 Index	Put	3,020.00	09/30/22	1,876	(5,319)
					(21,537)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	693,031	—	—	693,031
Short Term Investments	4,787	—	—	4,787
	697,818	—	—	697,818
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	67	—	—	67
Exchange Traded Purchased Options	22,456	—	—	22,456
	22,523	—	—	22,523
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(21,537)	—	—	(21,537)
	(21,537)	—	—	(21,537)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.1%
Information Technology 27.2%
Advanced Micro Devices, Inc. (a)	203	15,536
Arista Networks, Inc. (a)	373	34,946
Cadence Design Systems Inc. (a)	278	41,678
Confluent, Inc. - Class A (a)	677	15,734
CrowdStrike Holdings, Inc. - Class A (a)	259	43,708
Datadog, Inc. - Class A (a)	177	16,829
Entegris, Inc.	341	31,426
F5 Networks, Inc. (a)	118	18,089
Five9 Inc. (a)	171	15,621
Gitlab Inc. - Class A (a)	59	3,149
Global Payments Inc.	207	22,905
Globant S.A. (a)	145	25,282
HubSpot Inc. (a)	96	28,742
Keysight Technologies, Inc. (a)	186	25,681
Littelfuse Inc.	59	14,963
Marvell Technology, Inc.	466	20,302
MongoDB, Inc. - Class A (a)	105	27,222
Okta, Inc. - Class A (a)	149	13,461
Palo Alto Networks, Inc. (a)	80	39,318
Procore Technologies, Inc. (a)	338	15,333
Remitly Global, Inc. (a)	827	6,332
SolarEdge Technologies Ltd. (a)	160	43,844
Synopsys Inc. (a)	172	52,371
Teradyne Inc.	328	29,354
The Trade Desk, Inc. - Class A (a)	658	27,564
Wolfspeed, Inc. (a)	206	13,096
Zebra Technologies Corp. - Class A (a)	61	18,048
Zoom Video Communications, Inc. - Class A (a)	338	36,537
Zscaler, Inc. (a)	125	18,689
		715,760
Health Care 23.6%
10X Genomics, Inc. - Class A (a)	198	8,953
Acadia Healthcare Company, Inc. (a)	400	27,049
Agilent Technologies, Inc.	351	41,653
Alnylam Pharmaceuticals, Inc. (a)	159	23,161
Amedisys, Inc. (a)	186	19,531
Catalent Inc. (a)	306	32,874
Centene Corporation (a)	572	48,406
Cooper Cos. Inc.	82	25,551
DexCom Inc. (a)	516	38,495
Exact Sciences Corporation (a)	373	14,704
Exelixis, Inc. (a)	997	20,757
Hologic Inc. (a)	410	28,427
Horizon Therapeutics Public Limited Company (a)	503	40,095
IDEXX Laboratories, Inc. (a)	38	13,398
Insulet Corporation (a)	139	30,337
Jazz Pharmaceuticals Public Limited Company (a)	172	26,880
Maravai LifeSciences Holdings, Inc. - Class A (a)	565	16,060
McKesson Corporation	91	29,620
Mettler-Toledo International Inc. (a)	25	28,949
Natera, Inc. (a)	328	11,640
Neurocrine Biosciences, Inc. (a)	208	20,247
ResMed Inc.	122	25,659
Royalty Pharma PLC - Class A	582	24,476
Seagen Inc. (a)	135	23,798
		620,720
Industrials 15.2%
Advanced Drainage Systems, Inc.	146	13,148
Air Lease Corporation - Class A	517	17,293
AMETEK, Inc.	268	29,461
Copart Inc. (a)	469	50,983
Delta Air Lines, Inc. (a)	996	28,851
Equifax Inc.	113	20,727
Generac Holdings Inc. (a)	120	25,272
HEICO Corp. - Class A	166	17,460
Ingersoll Rand Inc.	530	22,283
ITT Industries Holdings, Inc.	268	18,007
Old Dominion Freight Line Inc.	102	26,192
Quanta Services, Inc.	412	51,689
Teledyne Technologies Inc. (a)	43	16,055
Toro Co.	262	19,887
Trane Technologies Public Limited Company	334	43,377
		400,685
Consumer Discretionary 12.0%
Aramark	808	24,737
AutoZone, Inc. (a)	13	28,153
Bright Horizons Family Solutions Inc. (a)	189	16,008
Burlington Stores Inc. (a)	206	28,077
CarMax Inc. (a)	197	17,815
Chewy, Inc. - Class A (a)	334	11,603
Chipotle Mexican Grill Inc. (a)	34	44,839
Garmin Ltd.	183	17,990
Helen of Troy Ltd (a)	125	20,269
Hilton Worldwide Holdings Inc.	419	46,671
Lululemon Athletica Inc. (a)	43	11,804
National Vision Holdings, Inc. (a)	366	10,054
Royal Caribbean Cruises Ltd.	403	14,051
Tractor Supply Co.	126	24,483
		316,554
Financials 10.7%
Affiliated Managers Group, Inc.	117	13,689
Ares Management Corporation - Class A	427	24,308
East West Bancorp, Inc.	341	22,123
First Republic Bank	131	18,847
LPL Financial Holdings Inc.	237	43,629
MarketAxess Holdings Inc.	41	10,496
Morningstar Inc.	80	19,225
MSCI Inc. - Class A	87	35,692
Progressive Corp.	258	30,021
S&P Global Inc.	72	24,267
SVB Financial Group (a)	34	13,343
Tradeweb Markets Inc. - Class A	359	24,474
		280,114
Energy 3.3%
Baker Hughes, a GE Company, LLC - Class A	356	10,266
Cheniere Energy, Inc.	326	43,408
EOG Resources, Inc.	292	32,193
		85,867
Communication Services 3.2%
Booking Holdings Inc. (a)	6	10,319
Bumble Inc. - Class A (a)	1,009	28,397
Roblox Corporation - Class A (a)	345	11,320
Take-Two Interactive Software Inc. (a)	287	35,117
		85,153
Consumer Staples 1.4%
Constellation Brands, Inc. - Class A	157	36,637
Materials 0.5%
Freeport-McMoRan Inc.	420	12,275
Total Common Stocks (cost $2,661,250)		2,553,765
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund, 1.02% (b) (c)	81,999	81,999
Total Short Term Investments (cost $81,999)		81,999
Total Investments 100.2% (cost $2,743,249)		2,635,764
Other Assets and Liabilities, Net (0.2)%		(4,736)
Total Net Assets 100.0%		2,631,028

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,553,765	—	—	2,553,765
Short Term Investments	81,999	—	—	81,999
	2,635,764	—	—	2,635,764

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 82.8%
U.S. Treasury Note 26.8%
Treasury, United States Department of
2.00%, 11/30/22 - 11/15/26	43,000	42,295
2.63%, 02/28/23 - 01/31/26	45,000	44,624
1.63%, 10/31/23	25,000	24,559
1.50%, 02/29/24 - 11/30/28	35,000	32,467
1.13%, 02/28/25 - 02/28/27	140,000	130,903
1.75%, 03/15/25	35,000	33,830
0.63%, 03/31/27	25,000	22,312
2.25%, 08/15/27	40,000	38,406
0.38%, 09/30/27	15,000	13,043
1.88%, 02/15/32	15,000	13,587
		396,026
Mortgage-Backed Securities 19.5%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	22	23
7.00%, 04/01/29 - 06/01/32	29	32
5.00%, 08/01/33 - 12/01/34	442	464
5.50%, 07/01/38	803	866
4.50%, 10/01/40	354	367
3.50%, 09/01/46 - 01/01/50	7,083	6,913
3.00%, 01/01/47 - 06/01/50	8,045	7,591
2.50%, 05/01/50	9,419	8,517
2.00%, 09/01/50 - 09/01/51	23,444	20,453
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	18,696	18,934
3.18%, 09/01/25	4,796	4,794
3.03%, 12/01/25	19,846	19,535
2.94%, 01/01/26	22,011	21,594
3.10%, 01/01/26	7,500	7,445
6.50%, 03/01/26 - 03/01/36	88	98
7.00%, 05/01/26 - 01/01/30	8	8
3.26%, 12/01/26	1,803	1,788
3.11%, 03/01/27	2,776	2,735
3.33%, 03/01/27	2,332	2,309
3.05%, 06/01/27 (a)	3,117	3,056
8.00%, 11/01/29 - 03/01/31	12	14
6.00%, 02/01/31 - 12/01/36	2,077	2,265
7.50%, 02/01/31	3	3
1.94%, 10/01/33	10,000	8,360
2.52%, 09/01/34	7,040	6,224
2.41%, 10/01/34	10,530	9,245
5.50%, 02/01/35 - 10/01/36	1,084	1,159
1.78%, 05/01/35	15,000	11,763
5.00%, 09/01/35 - 11/01/40	4,911	5,160
2.04%, 06/01/37	5,370	4,308
3.50%, 06/01/42 - 04/01/52	35,933	35,064
3.00%, 03/01/43 - 04/01/52	25,450	23,899
2.00%, 10/01/50	13,242	11,564
2.50%, 10/01/50	8,147	7,364
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	412	444
2.50%, 09/15/49 - 01/20/50	17,625	16,123
3.00%, 04/15/50	11,392	10,878
3.50%, 09/20/51	7,894	7,689
		289,048
Collateralized Mortgage Obligations 18.7%
Federal Home Loan Mortgage Corporation
Series ZA-2639, REMIC, 5.00%, 07/15/23	252	254
Series D-3542, REMIC, 4.50%, 06/15/24	1,205	1,219
Series BY-3104, REMIC, 5.50%, 01/15/26	725	748
Series VN-4445, REMIC, 4.00%, 05/15/26	174	175
Series KW-3874, REMIC, 4.50%, 06/15/26	1,416	1,441
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,527
Series GT-3270, REMIC, 5.50%, 01/15/27	1,117	1,154
Series VB-4095, REMIC, 3.50%, 03/15/29	3,076	3,078
Series DG-3737, REMIC, 5.00%, 10/15/30	415	425
Series PA-3981, REMIC, 3.00%, 04/15/31	1,475	1,475
Series AM-2525, REMIC, 4.50%, 04/15/32	85	87
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,337
Series MJ-2638, REMIC, 5.00%, 07/15/33	468	485
Series QD-2882, REMIC, 4.50%, 07/15/34	81	82
Series MU-2915, REMIC, 5.00%, 01/15/35	689	719
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,382	2,505
Series CB-3688, REMIC, 4.00%, 06/15/36	601	605
Series PB-3283, REMIC, 5.50%, 07/15/36	620	657
Series B-3413, REMIC, 5.50%, 04/15/37	188	197
Series PE-3341, REMIC, 6.00%, 07/15/37	368	396
Series HZ-4365, REMIC, 3.00%, 01/15/40	3,751	3,595
Series QH-3699, REMIC, 5.50%, 07/15/40	847	884
Series PB-4047, REMIC, 3.50%, 01/15/41	3,238	3,252
Series 30-264, REMIC, 3.00%, 07/15/42	6,003	5,763
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,393
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,577
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,461
Series KR-4945, REMIC, 2.50%, 09/25/49	6,085	5,628
Series MD-4937, REMIC, 2.50%, 10/25/49	4,903	4,694
Series PA-4933, REMIC, 2.50%, 10/25/49	6,652	6,291
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	8,199	7,752
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	139	140
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,224	8,003
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	9,399	9,022
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	9,007	8,936
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,661
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	46	47
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	7,548	7,378
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,488	2,547
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,091
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,673
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,113
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,576
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,299
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,831
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	128	134
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	9,017	8,757
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,125	1,187
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	392	322
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,576
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	123	124
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,775
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,246	1,296
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	66	67
Series 2010-SL-4, REMIC, 7.93%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	23
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,012	1,018
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,476
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,700	1,810
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	791	777
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	514	522
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,492
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	3,616	3,472
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,163	1,137
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	3,221	3,119
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,824
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	6,757	6,455
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,766	3,608
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	2,628	2,478
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	11,800	11,476
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	5,163	4,805
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	197	201
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	11,922	10,712
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	226	227
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	426	449
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	396	419
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	576	608
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	751	792
Interest Only, Series 2008-SA-40, REMIC, 4.89%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	881	95
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	595	595
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,328	1,344
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	15,127	15,821
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2011-SH-97, REMIC, 4.53%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,530	214
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	11,796
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,208
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,866
Series 2013-FA-H16, REMIC, 1.34%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	4,735	4,725
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	478	499
		276,474
Commercial Mortgage-Backed Securities 6.7%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	7,966
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	7,994
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	6,470
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,945
Series A1-K087, REMIC, 3.59%, 10/25/27	3,413	3,411
Series A2-K145, REMIC, 2.58%, 07/25/32	4,265	3,901
Series APT2-Q013, REMIC, 1.18%, 05/25/50 (a)	4,638	4,448
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.79%, 06/25/25 (a)	4,003	3,905
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	11,805	11,564
Series 2017-A2-M13, REMIC, 3.02%, 09/25/27 (a)	2,392	2,340
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	3,980	4,000
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,305
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	8,162
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,972	8,460
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	14,485
		98,356
U.S. Treasury Bond 5.6%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	40,000	31,189
2.38%, 02/15/42	15,000	12,717
3.00%, 05/15/45 - 02/15/48	37,500	34,924
2.25%, 08/15/49	5,000	4,102
		82,932
U.S. Treasury Inflation Indexed Securities 2.8%
Treasury, United States Department of
1.38%, 02/15/44 (b)	41,247	42,084
U.S. Government Agency Obligations 2.7%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	7,006
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,485
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,334
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	15,986
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,205
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	3,322
		39,338
Total Government And Agency Obligations (cost $1,320,102)		1,224,258
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.5%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.02%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	190	151
Series 2006-1A1A-OA17, REMIC, 1.79%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (e)	315	278
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,321	4,313
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,778
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,389
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	1,613	1,514
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,603	4,163
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,815
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.54%, 08/15/45 (a)	832	—
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,579	7,891
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	156	150
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	8,589
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	2,869
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,445	5,914
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,157
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,051
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 1.88%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	628	14
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 1.97%, 02/25/34 (a)	209	182
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.55%, 10/25/34 (a)	51	49
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,353	1,212
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,953	11,854
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,080	3,900
SACO I Trust
Series 2006-A-6, REMIC, 1.88%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	17	17
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 2.04%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (e)	370	334
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,676	10,597
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	145	144
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,500
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	3,665
Total Non-U.S. Government Agency Asset-Backed Securities (cost $122,154)		111,490
CORPORATE BONDS AND NOTES 5.5%
Financials 2.3%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,462
Bank of America Corporation
3.55%, 03/05/24	5,000	4,984
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	5,698
Morgan Stanley
2.70%, 01/22/31	4,300	3,725
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,171
State Street Corporation
3.15%, 03/30/31	2,000	1,808

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Wells Fargo & Company
2.16%, 02/11/26	8,200	7,720
		33,568
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	6,486
The Walt Disney Company
2.00%, 09/01/29	3,900	3,355
T-Mobile US, Inc.
3.88%, 04/15/30	10,000	9,337
		19,178
Health Care 0.8%
AbbVie Inc.
3.20%, 11/21/29	5,000	4,598
MultiCare Health System
2.80%, 08/15/50	1,250	894
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,182
Zoetis Inc.
2.00%, 05/15/30	2,200	1,841
		11,515
Consumer Staples 0.6%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,470
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,124
The Kroger Co.
1.70%, 01/15/31	5,000	3,990
		8,584
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,273
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,405
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	91
		2,496
Energy 0.1%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	996
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,042
		2,038
Total Corporate Bonds And Notes (cost $90,456)		80,652
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund, 1.02% (h) (i)	59,428	59,428
Total Short Term Investments (cost $59,428)		59,428
Total Investments 99.8% (cost $1,592,140)		1,475,828
Other Assets and Liabilities, Net 0.2%		3,460
Total Net Assets 100.0%		1,479,288

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $18,266 and 1.2% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,224,258	—	1,224,258
Non-U.S. Government Agency Asset-Backed Securities	—	111,490	—	111,490
Corporate Bonds And Notes	—	80,652	—	80,652
Short Term Investments	59,428	—	—	59,428
	59,428	1,416,400	—	1,475,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 97.2%
Financials 23.9%
American Express Company	105	14,510
Bank of America Corporation	740	23,031
Berkshire Hathaway Inc. - Class B (a)	97	26,400
BlackRock, Inc.	43	26,208
Capital One Financial Corporation	121	12,594
Chubb Limited	85	16,630
Citigroup Inc.	473	21,758
Citizens Financial Group Inc.	160	5,718
Loews Corp.	121	7,154
M&T Bank Corporation	63	10,032
Marsh & McLennan Companies, Inc.	46	7,151
MetLife, Inc.	193	12,141
Morgan Stanley	325	24,708
Prudential Financial Inc.	69	6,633
S&P Global Inc.	28	9,496
T. Rowe Price Group, Inc.	108	12,284
The Charles Schwab Corporation	195	12,313
The Goldman Sachs Group, Inc.	56	16,580
The Hartford Financial Services Group, Inc.	223	14,613
The PNC Financial Services Group, Inc.	113	17,803
Truist Financial Corporation	424	20,111
U.S. Bancorp	208	9,592
Wells Fargo & Company	860	33,688
		361,148
Health Care 19.2%
AbbVie Inc.	150	22,908
Amgen Inc.	37	8,968
Anthem, Inc.	27	12,855
Becton, Dickinson and Company	50	12,429
Biogen Inc. (a)	11	2,175
Boston Scientific Corporation (a)	344	12,813
Bristol-Myers Squibb Company	480	36,923
Cigna Holding Company	86	22,563
Eli Lilly & Co.	52	16,968
Humana Inc.	32	14,799
Johnson & Johnson	162	28,673
Medtronic Public Limited Company	178	15,946
Merck & Co., Inc.	49	4,484
Pfizer Inc.	217	11,391
UnitedHealth Group Incorporated	77	39,815
Vertex Pharmaceuticals Incorporated (a)	59	16,708
Zimmer Biomet Holdings, Inc.	94	9,918
		290,336
Industrials 12.0%
CSX Corp.	503	14,610
Dover Corporation	158	19,191
Eaton Corporation Public Limited Company	120	15,129
General Dynamics Corporation	95	20,934
Northrop Grumman Systems Corp.	38	18,160
Parker-Hannifin Corporation	77	18,932
Raytheon BBN Technologies Corp.	284	27,328
Republic Services Inc.	77	10,084
Southwest Airlines Co. (a)	344	12,418
Trane Technologies Public Limited Company	40	5,209
United Parcel Service Inc. - Class B	106	19,287
		181,282
Energy 7.6%
Chevron Corporation	102	14,826
ConocoPhillips	423	38,026
EOG Resources, Inc.	235	25,927
Exxon Mobil Corporation	367	31,455
Valero Energy Corporation	40	4,266
		114,500
Consumer Discretionary 7.1%
AutoZone, Inc. (a)	10	21,227
Lowe`s Companies, Inc.	67	11,725
McDonald's Corporation	67	16,602
Newell Brands Inc.	288	5,475
NIKE, Inc. - Class B	126	12,857
O'Reilly Automotive, Inc. (a)	12	7,683
The Home Depot, Inc.	61	16,784
TJX Cos. Inc.	281	15,709
		108,062
Information Technology 6.9%
Analog Devices, Inc.	154	22,478
Apple Inc.	46	6,258
Fidelity National Information Services, Inc.	52	4,802
International Business Machines Corporation	74	10,440
Lam Research Corp.	13	5,672
Microsoft Corporation	65	16,815
NXP Semiconductors N.V.	96	14,146
Texas Instruments Incorporated	150	23,069
		103,680
Consumer Staples 6.7%
Dollar General Corporation	54	13,250
Mondelez International, Inc. - Class A	249	15,445
Monster Beverage 1990 Corporation (a)	82	7,595
PepsiCo, Inc.	72	12,051
Philip Morris International Inc.	220	21,770
Procter & Gamble Co.	118	17,014
Walmart Inc.	123	14,899
		102,024
Communication Services 5.1%
Alphabet Inc. - Class C (a)	9	19,164
Booking Holdings Inc. (a)	6	9,840
Comcast Corporation - Class A	535	20,992
Facebook, Inc. - Class A (a)	48	7,804
T-Mobile US, Inc. (a)	94	12,659
Walt Disney Co. (a)	74	6,943
		77,402
Materials 3.7%
Air Products and Chemicals, Inc.	75	18,138
Axalta Coating Systems Ltd. (a)	821	18,161
Ball Corporation	82	5,617
Vulcan Materials Co.	98	13,941
		55,857
Utilities 3.6%
CMS Energy Corp.	273	18,459
Entergy Corporation	48	5,411
NextEra Energy, Inc.	169	13,079
Public Service Enterprise Group Inc.	86	5,416
Xcel Energy Inc.	169	11,932
		54,297
Real Estate 1.4%
AvalonBay Communities, Inc.	27	5,163
Host Hotels & Resorts, Inc.	550	8,626
Ventas, Inc.	139	7,156
		20,945
Total Common Stocks (cost $1,272,763)		1,469,533
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (b) (c) (d)	11,682	149
Tribune Media Company (a) (b) (c)	68	—
Walter Energy Inc. (a) (b) (c) (e)	1,503	—
Total Other Equity Interests (cost $0)		149
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 1.02% (f) (g)	41,043	41,043
Total Short Term Investments (cost $41,043)		41,043
Total Investments 99.9% (cost $1,313,806)		1,510,725
Other Assets and Liabilities, Net 0.1%		1,114
Total Net Assets 100.0%		1,511,839

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any,

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

during the reorganization of the underlying company.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $149 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,469,533	—	—	1,469,533
Other Equity Interests	—	—	149	149
Short Term Investments	41,043	—	—	41,043
	1,510,576	—	149	1,510,725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 96.8%
United Kingdom 19.1%
AON Public Limited Company - Class A	81	21,923
Coca-Cola European Partners PLC	296	15,264
Compass Group PLC	501	10,238
Informa Switzerland Limited (a)	759	4,899
Linde Public Limited Company	35	9,911
Petershill Partners PLC	773	2,031
Relx PLC	605	16,365
Rio Tinto PLC	150	8,972
Smith & Nephew PLC	472	6,573
		96,176
Canada 12.6%
CAE Inc. (a)	614	15,135
Canadian Pacific Railway Limited	110	7,652
Cogeco Communications	69	4,682
National Bank of Canada	200	13,121
Suncor Energy Inc.	331	11,599
Toromont Industries Ltd.	137	11,049
		63,238
Japan 10.9%
BayCurrent Consulting , Inc.	20	5,412
Daikin Industries Ltd.	51	8,174
Digital Garage Inc.	149	4,041
Kobe Bussan Co., Ltd.	170	4,164
Makita Corp.	86	2,127
Olympus Corp.	438	8,788
Shimano Inc.	29	4,914
Suzuki Motor Corp.	146	4,566
Tokyo Electron Ltd.	19	6,216
Yamaha Corp.	158	6,509
		54,911
France 9.0%
Bureau Veritas	275	7,049
Engie	946	10,896
Eurazeo SA	19	1,174
Pernod-Ricard SA	47	8,686
Sanofi SA	173	17,347
		45,152
Germany 8.0%
Continental AG	106	7,366
CTS Eventim AG & Co. KGaA (a)	85	4,469
Hensoldt AG	314	7,923
Infineon Technologies AG - Class N	348	8,446
Merck KGaA	42	7,125
Vonovia SE	165	5,080
		40,409
Ireland 7.6%
Accenture Public Limited Company - Class A	37	10,390
CRH Plc	241	8,353
Icon Public Limited Company (a)	35	7,619
Medtronic Public Limited Company	54	4,849
Ryanair Holdings Plc - ADR (a)	104	7,025
		38,236
Netherlands 5.6%
Airbus SE	98	9,540
Akzo Nobel N.V.	132	8,648
Universal Music Group N.V.	489	9,820
		28,008
Hong Kong 5.4%
AIA Group Limited	1,833	19,899
ESR Cayman Limited (a) (b)	2,737	7,383
		27,282
Denmark 3.8%
Carlsberg A/S - Class B	101	12,907
Genmab A/S (a)	19	6,194
		19,101
Spain 3.7%
Bankinter SA	1,154	7,220
Industria de Diseno Textil, S.A.	303	6,863
Linea Directa Aseguradora S.A. Compania De Seguros Y Reaseguros,S.A. (c)	1,208	1,591
Siemens Gamesa Renewable Energy, S.A.	150	2,828
		18,502
Finland 2.7%
Sampo Oyj - Class A	247	10,754
Valmet Oy	117	2,862
		13,616
Switzerland 2.4%
ABB Ltd. - Class N	462	12,256
Italy 2.3%
Ariston Holding N.V.	374	3,073
Enel SpA	1,054	5,776
Technogym S.p.A. (b)	396	2,591
		11,440
Israel 2.3%
Israel Discount Bank Ltd.	2,195	11,412
Sweden 1.4%
Hexagon Aktiebolag - Class B	554	5,755
Volvo Car AB - Class B (a) (c)	191	1,269
		7,024
Total Common Stocks (cost $523,061)		486,763
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.1%
JNL Government Money Market Fund, 1.02% (d) (e)	15,238	15,238
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	1,072	1,072
Total Short Term Investments (cost $16,310)		16,310
Total Investments 100.1% (cost $539,371)		503,073
Other Assets and Liabilities, Net (0.1)%		(314)
Total Net Assets 100.0%		502,759

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Cayman Limited	10/28/19	7,675	7,383	1.5
Technogym S.p.A.	03/31/20	3,229	2,591	0.5
		10,904	9,974	2.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	115,044	371,719	—	486,763
Short Term Investments	16,310	—	—	16,310
	131,354	371,719	—	503,073

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.6%
United States of America 49.7%
Alnylam Pharmaceuticals, Inc. (a)	92	13,491
Alphabet Inc. - Class A (a)	15	32,916
Amazon.com, Inc. (a)	294	31,201
Autodesk, Inc. (a)	33	5,636
Deere & Company	17	5,122
Doximity, Inc. - Class A (a) (b)	232	8,096
Expeditors International of Washington Inc.	47	4,630
Facebook, Inc. - Class A (a)	127	20,468
Microsoft Corporation	90	23,007
Netflix, Inc. (a)	57	9,952
Oracle Corporation	267	18,635
Qualcomm Incorporated	81	10,332
Salesforce.Com, Inc. (a)	76	12,498
SEI Investments Co.	101	5,468
Square, Inc. - Class A (a)	89	5,478
Tesla Inc. (a)	15	9,935
The Boeing Company (a)	148	20,216
Under Armour Inc. - Class A (a)	567	4,725
Vertex Pharmaceuticals Incorporated (a)	40	11,306
Visa Inc. - Class A	120	23,671
Yum! Brands, Inc.	40	4,548
		281,331
China 11.8%
Alibaba Group Holding Limited - ADR (a)	101	11,478
Baidu, Inc. - Class A - ADR (a)	98	14,541
Tencent Holdings Limited	450	20,214
Trip.com Group Limited - ADR (a)	410	11,244
Yum China Holdings, Inc.	197	9,536
		67,013
Switzerland 9.8%
CRISPR Therapeutics AG (a) (b)	225	13,652
Nestle SA - Class N	89	10,333
Novartis AG - Class N	369	31,216
		55,201
Netherlands 5.3%
Adyen B.V. (a) (c)	14	20,169
NXP Semiconductors N.V.	67	9,992
		30,161
United Kingdom 4.6%
Experian PLC	460	13,454
Reckitt Benckiser Group PLC	44	3,275
Unilever PLC	199	9,093
		25,822
Argentina 3.5%
MercadoLibre S.R.L (a)	31	19,584
Brazil 2.8%
American Beverage Co Ambev - ADR	6,257	15,706
Japan 2.7%
Fanuc Ltd.	99	15,516
Denmark 2.0%
Novo Nordisk A/S - Class B	104	11,568
Canada 1.9%
Shopify Inc. - Class A (a)	342	10,688
France 0.9%
Sodexo SA	73	5,131
Hong Kong 0.6%
Budweiser Brewing Company APAC Limited (c)	1,108	3,317
Total Common Stocks (cost $581,740)		541,038
PREFERRED STOCKS 2.7%
Switzerland 2.7%
Roche Holding AG	45	15,083
Total Preferred Stocks (cost $15,578)		15,083
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund, 1.02% (d) (e)	8,002	8,002
Total Short Term Investments (cost $8,002)		8,002
Total Investments 99.7% (cost $605,320)		564,123
Other Assets and Liabilities, Net 0.3%		1,807
Total Net Assets 100.0%		565,930

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/21/19	16,213	20,169	3.5
Budweiser Brewing Company APAC Limited	09/24/19	3,180	3,317	0.6
		19,393	23,486	4.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	397,752	143,286	—	541,038
Preferred Stocks	15,083	—	—	15,083
Short Term Investments	8,002	—	—	8,002
	420,837	143,286	—	564,123

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 42.6%
Financials 19.7%
ABN AMRO Bank N.V.
4.80%, 04/18/26 (a)	600	592
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	605
4.88%, 01/16/24	1,235	1,232
1.75%, 10/29/24 (b)	394	365
3.50%, 01/15/25	600	573
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,256
4.26%, 04/10/25 (a)	4,084	4,016
Ally Financial Inc.
1.45%, 10/02/23	72	70
3.88%, 05/21/24	386	382
5.13%, 09/30/24	1,050	1,061
5.75%, 11/20/25	2,357	2,325
Aon Corporation
8.21%, 01/01/27	203	216
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	250
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,199
1.95%, 01/30/26 (a)	160	140
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	259	258
5.50%, 01/15/26 (a)	1,000	971
2.13%, 02/21/26 (a)	263	226
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	1,500	1,470
Bank of America Corporation
2.82%, 07/21/23	2,441	2,441
3.55%, 03/05/24	1,298	1,294
0.52%, 06/14/24	984	947
3.95%, 04/21/25	260	257
3.84%, 04/25/25	3,000	2,991
2.46%, 10/22/25	1,385	1,320
1.53%, 12/06/25	500	465
3.38%, 04/02/26	8,221	7,965
1.32%, 06/19/26	369	335
1.20%, 10/24/26	916	821
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,399
2.03%, 09/30/27 (a)	713	621
Bank of Montreal
3.70%, 06/07/25 (c)	1,078	1,068
BankUnited, Inc.
4.88%, 11/17/25	1,348	1,358
Barclays PLC
4.34%, 05/16/24 (c)	393	393
3.93%, 05/07/25	2,440	2,402
2.85%, 05/07/26 (c)	750	708
4.84%, 05/09/28	200	192
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,475	1,474
4.25%, 12/15/25 (a)	3,100	3,060
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	800	801
4.38%, 04/10/24 (a)	300	298
BNP Paribas
3.38%, 01/09/25 (a) (c)	368	359
4.71%, 01/10/25 (a)	1,947	1,946
2.82%, 11/19/25 (a) (c)	966	922
2.22%, 06/09/26 (a) (c)	2,074	1,919
BPCE
4.50%, 03/15/25 (a)	2,441	2,399
4.88%, 04/01/26 (a)	200	197
Capital One Financial Corporation
4.17%, 05/09/25	513	505
CIT Group Inc.
3.93%, 06/19/24	50	50
Citigroup Global Markets Holdings Inc.
0.75%, 06/07/24	775	732
Citigroup Inc.
4.04%, 06/01/24	290	289
4.14%, 05/24/25	477	475
4.40%, 06/10/25	2,374	2,371
3.70%, 01/12/26	550	539
3.11%, 04/08/26	5,000	4,808
CNO Financial Group, Inc.
5.25%, 05/30/25	725	736
CNO Global Funding
1.75%, 10/07/26 (a)	1,363	1,208
Credit Agricole SA
4.38%, 03/17/25 (a) (c)	1,241	1,220
Credit Suisse (USA), Inc.
3.63%, 09/09/24	275	270
Credit Suisse Group AG
7.13%, (100, 07/29/22) (c) (d) (e)	701	701
3.00%, 12/14/23 (a) (f)	2,979	2,956
4.21%, 06/12/24 (a)	1,182	1,172
2.59%, 09/11/25 (a) (c)	343	322
2.19%, 06/05/26 (a)	500	456
Danske Bank A/S
1.17%, 12/08/23 (a)	1,256	1,240
5.38%, 01/12/24 (a)	1,028	1,039
1.23%, 06/22/24 (a)	624	587
0.98%, 09/10/25 (a)	593	548
3.24%, 12/20/25 (a)	3,390	3,233
1.62%, 09/11/26 (a)	2,219	1,984
4.30%, 04/01/28 (a)	475	451
Discover Bank
4.25%, 03/13/26	306	298
F&G Global Funding
0.90%, 09/20/24 (a)	388	359
1.75%, 06/30/26 (a)	1,360	1,205
2.30%, 04/11/27 (a)	723	644
FactSet Research Systems Inc.
2.90%, 03/01/27	386	362
Ford Motor Credit Company LLC
2.37%, (3 Month USD LIBOR + 1.08%), 08/03/22 (f)	525	523
2.98%, 08/03/22	3,515	3,513
5.58%, 03/18/24	1,750	1,739
2.30%, 02/10/25	304	273
GA Global Funding Trust
0.80%, 09/13/24 (a)	300	278
3.85%, 04/11/25 (a)	740	725
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,873	2,906
Glencore Funding LLC
3.00%, 10/27/22 (a)	738	737
4.13%, 05/30/23 (a)	1,387	1,388
4.13%, 03/12/24 (a)	4,000	3,980
4.63%, 04/29/24 (a)	250	250
4.00%, 03/27/27 (a)	396	381
HSBC Holdings PLC
4.25%, 03/14/24	300	300
0.73%, 08/17/24	371	356
0.98%, 05/24/25	285	266
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (g)	4,298	4,157
ING Groep N.V.
4.70%, 03/22/28 (e)	530	526
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,082	1,996
3.25%, 09/23/24 (a)	2,942	2,837
Intesa Sanpaolo SpA
3.38%, 01/12/23 (a)	411	408
JPMorgan Chase & Co.
3.56%, 04/23/24	1,370	1,366
0.82%, 06/01/25	1,148	1,074
3.85%, 06/14/25	1,632	1,616
0.77%, 08/09/25	971	900
1.93%, (SOFR + 0.92%), 02/24/26 (f)	2,228	2,156
2.19%, (SOFR + 1.18%), 02/24/28 (f)	489	466

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
KeyCorp
3.88%, 05/23/25	129	128
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,750	1,599
Lloyds Banking Group PLC
4.58%, 12/10/25 (c)	200	196
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b) (c)	2,621	2,624
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	249
1.20%, 10/14/25 (a)	500	464
Morgan Stanley
3.74%, 04/24/24	2,946	2,937
0.79%, 01/22/25	1,224	1,157
3.62%, 04/17/25	4,595	4,540
0.79%, 05/30/25	1,142	1,064
Muthoot Finance Limited
6.13%, 10/31/22 (a)	750	748
Nationwide Building Society
3.77%, 03/08/24 (a)	317	316
4.00%, 09/14/26 (a)	338	325
NatWest Markets N.V.
4.75%, 07/28/25 (a)	3,600	3,585
NatWest Markets PLC
5.13%, 05/28/24	1,985	1,992
0.80%, 08/12/24 (a)	290	270
3.48%, 03/22/25 (a)	739	721
Navient Corporation
7.25%, 09/25/23	460	457
5.88%, 10/25/24	354	326
Nordea Bank AB
4.25%, 09/21/22 (a)	200	200
Nordea Bank Abp
3.60%, 06/06/25 (a)	641	635
Onemain Finance Corporation
8.25%, 10/01/23	262	262
Rassman, Joel H.
4.88%, 11/15/25	867	849
Santander Holdings USA, Inc.
3.50%, 06/07/24	200	196
3.24%, 10/05/26	264	248
2.49%, 01/06/28	432	381
Santander UK Group Holdings PLC
3.37%, 01/05/24 (c)	3,244	3,228
1.09%, 03/15/25	488	456
4.75%, 09/15/25 (a)	797	783
2.47%, 01/11/28	480	426
SLM Corporation
5.50%, 01/25/23	240	238
6.13%, 03/25/24	1,899	1,799
Societe Generale
2.23%, 01/21/26 (a) (c)	955	890
Springleaf Finance Corporation
5.63%, 03/15/23	1,553	1,538
6.13%, 03/15/24	632	604
Standard Chartered PLC
1.32%, 10/14/23 (a)	200	198
3.89%, 03/15/24 (a)	2,713	2,705
0.99%, 01/12/25 (a)	320	302
1.21%, 03/23/25 (a)	200	188
3.20%, 04/17/25 (a)	615	595
2.82%, 01/30/26 (a)	1,689	1,603
Starwood Property Trust, Inc.
3.75%, 12/31/24 (a)	819	745
Svenska Handelsbanken AB
3.65%, 06/10/25 (a)	1,063	1,053
Synovus Financial Corp.
3.13%, 11/01/22	772	772
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	631	631
0.63%, 11/17/23	434	428
0.66%, 09/10/24	984	942
1.51%, (SOFR + 0.70%), 01/24/25 (f)	959	937
1.95%, 10/21/27	4,120	3,648
2.64%, 02/24/28	474	430
The Huntington National Bank
4.01%, 05/16/25	280	279
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	393	392
4.27%, 03/22/25 (c)	2,344	2,316
The Toronto-Dominion Bank
3.77%, 06/06/25 (c)	1,516	1,507
UBS AG
7.63%, 08/17/22	2,824	2,824
5.13%, 05/15/24 (e)	1,900	1,895
UBS Group AG
4.49%, 05/12/26 (a)	410	408
UniCredit S.p.A.
7.83%, 12/04/23 (a)	1,000	1,035
		187,700
Energy 6.1%
Buckeye Partners, L.P.
3.95%, 12/01/26	438	387
Callon Petroleum Company
9.00%, 04/01/25 (a)	861	917
Cenovus Energy Inc.
5.38%, 07/15/25	1,354	1,395
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	2,100	2,178
5.88%, 03/31/25	2,849	2,916
CNX Resources Corporation
7.25%, 03/14/27 (a)	1,863	1,828
Continental Resources, Inc.
4.50%, 04/15/23	1,091	1,095
3.80%, 06/01/24	858	851
2.27%, 11/15/26 (a)	2,361	2,095
Coterra Energy Inc.
4.38%, 06/01/24 (a)	2,037	2,038
CrownRock, L.P.
5.63%, 10/15/25 (a)	2,430	2,301
Devon Energy Corporation
8.25%, 08/01/23	800	833
5.25%, 09/15/24 - 10/15/27	2,469	2,502
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	990	996
Energy Transfer LP
4.25%, 03/15/23	667	666
Enviva Partners, LP
6.50%, 01/15/26 (a)	1,884	1,821
EQT Corporation
6.63%, 02/01/25 (g) (h)	2,556	2,632
3.13%, 05/15/26 (a)	772	724
3.90%, 10/01/27	727	679
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	1,000	1,000
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	369	313
HF Sinclair Corporation
2.63%, 10/01/23 (a)	2,050	1,993
Laredo Petroleum, Inc.
9.50%, 01/15/25	1,766	1,757
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	1,539	1,376
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,440	1,353
Matador Resources Company
5.88%, 09/15/26	1,717	1,654
Murphy Oil Corporation
6.88%, 08/15/24	46	46
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	750	774
Oasis Petroleum Inc.
6.38%, 06/01/26 (a)	595	551
Occidental Petroleum Corporation
6.95%, 07/01/24	300	310
5.55%, 03/15/26	1,315	1,308
Oceaneering International, Inc.
4.65%, 11/15/24	1,470	1,365

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Parsley Energy, LLC
5.63%, 10/15/27 (a)	1,605	1,534
PDC Energy, Inc.
6.13%, 09/15/24	161	160
5.75%, 05/15/26	1,444	1,348
Petróleos Mexicanos
3.50%, 01/30/23	150	148
6.88%, 08/04/26	689	615
Range Resources Corporation
5.00%, 03/15/23	944	937
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	3,981	4,060
5.88%, 06/30/26	1,000	1,033
Suncor Energy Inc.
7.88%, 06/15/26	850	949
Targa Resources Corp
6.50%, 07/15/27	1,342	1,372
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	800	679
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,025	986
Weatherford International Ltd.
11.00%, 12/01/24 (a)	183	184
Western Midstream Operating, LP
2.12%, (3 Month USD LIBOR + 0.85%), 01/13/23 (f) (g)	1,500	1,493
		58,152
Utilities 4.5%
Alexander Funding Trust
1.84%, 11/15/23 (a)	1,110	1,059
American Electric Power Company, Inc.
2.03%, 03/15/24	1,169	1,132
Atmos Energy Corporation
0.63%, 03/09/23 (b)	2,811	2,765
Calpine Corporation
5.25%, 06/01/26 (a)	786	752
Centrica PLC
4.00%, 10/16/23 (a)	1,000	1,004
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,099	2,027
Comision Federal de Electricidad
4.88%, 01/15/24 (a)	1,350	1,344
Dominion Energy, Inc.
2.36%, (3 Month USD LIBOR + 0.53%), 09/15/23 (f)	1,287	1,278
Enel Finance International N.V.
4.25%, 06/15/25 (a)	444	439
Eversource Energy
4.20%, 06/27/24	398	399
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,317	1,214
FirstEnergy Corp.
2.05%, 03/01/25	510	471
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	700	688
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	1,427	1,434
Monongahela Power Company
4.10%, 04/15/24 (a)	400	400
National Fuel Gas Company
5.50%, 01/15/26 (g)	1,705	1,712
NextEra Energy Capital Holdings, Inc.
1.77%, (3 Month USD LIBOR + 0.27%), 02/22/23 (f)	3,200	3,183
4.20%, 06/20/24	662	665
4.45%, 06/20/25	866	873
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,310
OGE Energy Corp.
0.70%, 05/26/23	117	114
One Gas, Inc.
0.85%, 03/11/23	3,543	3,484
2.33%, (3 Month USD LIBOR + 0.61%), 03/11/23 (f)	194	193
1.10%, 03/11/24	3,552	3,377
Pacific Gas And Electric Company
1.37%, 03/10/23	546	537
3.15%, 01/01/26	1,469	1,339
Puget Energy, Inc.
3.65%, 05/15/25	1,500	1,470
The AES Corporation
3.30%, 07/15/25 (a)	3,101	2,932
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (a)	1,000	1,024
The Southern Company
5.11%, 08/01/27 (h)	810	818
TransAlta Corporation
4.50%, 11/15/22	715	713
Vistra Operations Company LLC
4.88%, 05/13/24 (a)	970	965
3.55%, 07/15/24 (a)	2,133	2,059
		43,174
Consumer Discretionary 3.6%
Arcos Dorados S.A.
5.88%, 04/04/27 (a)	202	191
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	736	716
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	687	662
8.13%, 07/01/27 (a)	1,273	1,228
Expedia Group, Inc.
6.25%, 05/01/25 (a)	672	693
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,349	2,364
General Motors Company
5.40%, 10/02/23	871	884
General Motors Financial Company, Inc.
2.75%, 06/20/25	1,666	1,570
Hyatt Hotels Corporation
1.30%, 10/01/23 (g)	1,568	1,517
1.80%, 10/01/24 (g)	376	356
Hyundai Capital America
2.85%, 11/01/22 (a)	695	694
1.25%, 09/18/23 (a)	1,290	1,253
0.80%, 01/08/24 (a)	497	472
0.88%, 06/14/24 (a)	1,048	980
1.00%, 09/17/24 (a)	2,309	2,144
5.88%, 04/07/25 (a)	451	465
1.30%, 01/08/26 (a)	234	208
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (i)	750	643
International Game Technology PLC
6.50%, 02/15/25 (a)	916	911
Lennar Corporation
4.75%, 11/15/22 (h)	558	558
4.88%, 12/15/23	597	602
4.50%, 04/30/24	2,255	2,251
Mattel, Inc.
3.15%, 03/15/23	600	594
3.38%, 04/01/26 (a)	164	151
5.88%, 12/15/27 (a)	264	258
MGM Resorts International
6.75%, 05/01/25	430	423
Newell Brands Inc.
4.10%, 04/01/23 (g) (h)	279	277
4.88%, 06/01/25	549	542
4.45%, 04/01/26 (g) (h)	518	494
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	1,448	1,401
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (a)	262	275
Prosus N.V.
3.26%, 01/19/27 (a)	1,175	1,023
PVH Corp.
4.63%, 07/10/25 (g)	1,951	1,932
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	1,533	1,575
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	882	905

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Seaworld Entertainment, Inc.
8.75%, 05/01/25 (a)	1,241	1,285
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (a)	1,000	830
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	820
5.50%, 03/01/25 (a)	88	80
		34,227
Industrials 2.0%
Air Lease Corporation
3.00%, 09/15/23 (b)	2,000	1,971
Aircastle Limited
4.40%, 09/25/23	808	798
5.25%, 08/11/25 (a)	964	931
American Airlines Group Inc.
3.75%, 03/01/25 (a) (b)	1,165	982
Bombardier Inc.
7.13%, 06/15/26 (a)	727	593
CNH Industrial N.V.
4.50%, 08/15/23	147	148
Fluor Corporation
3.50%, 12/15/24 (b)	263	250
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	749	707
Gates Global LLC
6.25%, 01/15/26 (a)	367	341
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	816	769
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	660
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,657	1,559
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	723
5.50%, 02/15/24 (a)	2,454	2,469
Parker-Hannifin Corporation
3.65%, 06/15/24	623	619
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (a)	750	750
Rassman, Joel H.
4.38%, 04/15/23	202	201
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	751	734
TransDigm Inc.
8.00%, 12/15/25 (a)	923	935
Triton Container International Limited
0.80%, 08/01/23 (a)	886	851
1.15%, 06/07/24 (a)	199	186
2.05%, 04/15/26 (a)	1,150	1,018
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	925
XPO Logistics, Inc.
6.25%, 05/01/25 (a)	203	202
		19,322
Materials 1.5%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	1,463	1,386
6.13%, 05/15/28 (a)	295	287
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,000	982
4.88%, 05/14/25 (a)	333	336
Arconic Corporation
6.00%, 05/15/25 (a)	282	276
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	750	654
CSN Resources S.A.
7.63%, 04/17/26 (a)	351	357
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	725	684
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	170	165
Freeport-McMoRan Inc.
3.88%, 03/15/23	1,924	1,926
4.55%, 11/14/24	874	870
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (a) (g) (h)	727	729
Glencore Funding LLC
1.63%, 04/27/26 (a)	334	296
Kinross Gold Corporation
5.95%, 03/15/24	694	711
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	361	346
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	786	697
POSCO Holdings Inc.
2.38%, 11/12/22 (a)	2,000	1,994
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	961
Steel Dynamics, Inc.
5.00%, 12/15/26	171	169
Suzano Austria GmbH
5.75%, 07/14/26 (a)	412	419
		14,245
Information Technology 1.5%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	711	653
7.00%, 01/15/26 (a)	1,413	1,352
Dell International L.L.C.
5.45%, 06/15/23 (g)	497	503
5.85%, 07/15/25 (g)	2,750	2,838
6.02%, 06/15/26 (g)	2,327	2,411
Microchip Technology Incorporated
4.33%, 06/01/23	394	395
2.67%, 09/01/23	648	637
0.97%, 02/15/24	885	841
4.25%, 09/01/25	631	616
Oracle Corporation
2.50%, 04/01/25	1,038	986
2.65%, 07/15/26	262	241
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	347
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	760
SK Hynix Inc.
1.50%, 01/19/26 (a)	585	525
VeriSign, Inc.
5.25%, 04/01/25	870	877
		13,982
Communication Services 1.2%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	1,400	1,290
AMC Networks, Inc.
5.00%, 04/01/24	1,000	971
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,450	1,347
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	1,127	1,078
Netflix, Inc.
5.88%, 02/15/25	700	711
3.63%, 06/15/25 (a) (b)	838	797
4.38%, 11/15/26	3,484	3,335
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	445	439
3.55%, 04/14/25	303	298
Univision Communications Inc.
5.13%, 02/15/25 (a)	933	880
Weibo Corporation
1.25%, 11/15/22 (c)	540	531
		11,677
Real Estate 1.1%
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	340	332
American Tower Corporation
3.65%, 03/15/27	638	607
EPR Properties
4.75%, 12/15/26	1,217	1,136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
4.50%, 06/01/27	675	620
GLP Financing, LLC
5.25%, 06/01/25	750	738
Hat Holdings I LLC
6.00%, 04/15/25 (a)	847	817
3.38%, 06/15/26 (a)	191	165
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	824
Reckson Operating Partnership, L.P.
4.50%, 12/01/22 (b)	750	752
Retail Properties of America, Inc.
4.00%, 03/15/25	338	331
VICI Properties Inc.
5.63%, 05/01/24 (a)	1,450	1,433
3.50%, 02/15/25 (a)	1,513	1,422
3.75%, 02/15/27 (a)	498	437
Vornado Realty L.P.
3.50%, 01/15/25	639	618
2.15%, 06/01/26	311	277
		10,509
Consumer Staples 0.9%
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	1,000	928
4.00%, 05/01/28 (a)	800	719
BAT Capital Corp.
3.22%, 08/15/24	2,558	2,483
FAGE International S.A.
5.63%, 08/15/26 (a)	489	428
NBM US Holdings Inc
7.00%, 05/14/26 (a)	1,000	1,014
Reynolds American Inc.
4.45%, 06/12/25	150	149
U.S. Foods Inc.
6.25%, 04/15/25 (a)	704	702
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	664
4.90%, 04/21/27 (a)	949	922
		8,009
Health Care 0.3%
Centene Corporation
4.25%, 12/15/27	563	526
HCA Inc.
5.25%, 04/15/25	754	755
Mylan Inc
3.13%, 01/15/23 (a)	1,192	1,187
		2,468
Financials 0.2%
Barclays PLC
5.20%, 05/12/26	2,140	2,130
Total Corporate Bonds And Notes (cost $425,219)		405,595
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 39.8%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	780
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 2.12%, (1 Month USD LIBOR + 0.80%), 06/15/33 (f)	1,250	1,206
ACREC 2021-FL1 Ltd
Series 2021-A-FL1, 2.09%, (1 Month USD LIBOR + 1.15%), 10/20/36 (f)	2,400	2,308
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 2.92%, (1 Month USD LIBOR + 1.40%), 01/16/37 (f)	2,730	2,613
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,044
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	944	942
American Express Credit Account Master Trust
Series 2022-A-2, 3.39%, 05/15/25	2,650	2,644
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	35	35
Series 2019-C-1, 3.36%, 02/18/25	395	395
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	200
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 2.29%, (3 Month USD LIBOR + 1.05%), 01/28/31 (f)	296	291
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	46	44
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.46%, 09/27/66	1,067	922
Angel Oak Mortgage Trust LLC
Series 2021-A1-4, REMIC, 1.04%, 08/25/25 (f)	631	557
Apidos CLO XXIV
Series 2016-A1AL-24A, 2.01%, (3 Month USD LIBOR + 0.95%), 10/21/30 (f)	1,600	1,562
Apidos CLO Xxv Blocker A
Series 2016-A1R-25A, 2.23%, (3 Month USD LIBOR + 1.17%), 10/20/31 (f)	2,510	2,461
Apidos CLO XXXI
Series 2019-A1R-31A, 2.14%, (3 Month USD LIBOR + 1.10%), 04/15/31 (f)	1,700	1,659
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	1,153	1,063
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 2.23%, (SOFR 30-Day Average + 1.45%), 01/16/37 (f)	1,470	1,433
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 2.42%, (1 Month USD LIBOR + 1.10%), 05/15/36 (f)	760	739
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 2.39%, (1 Month USD LIBOR + 1.07%), 08/15/34 (f)	990	948
ARES L CLO Ltd
Series 2018-AR-50A, 2.09%, (3 Month USD LIBOR + 1.05%), 06/15/32 (f)	1,510	1,473
Ares XLII CLO Ltd.
Series 2017-AR-42A, 2.06%, (3 Month USD LIBOR + 0.92%), 01/24/28 (f)	1,300	1,281
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 06/15/35 (f)	1,150	1,113
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	2,156	2,113
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,918
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	288
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	852
Bain Capital Credit
Series 2017-A1R-1A, 2.03%, (3 Month USD LIBOR + 0.97%), 07/20/30 (f)	1,600	1,573
Bain Capital Credit CLO
Series 2020-A1-5A, 2.28%, (3 Month USD LIBOR + 1.22%), 01/20/32 (f)	410	401
Barings CLO Ltd 2019-III
Series 2019-A1R-3A, 2.13%, (3 Month USD LIBOR + 1.07%), 04/21/31 (f)	1,480	1,447
Bayview MSR Opportunity Master Fund Trust 2021-INV2
Series 2021-A11-4, REMIC, 1.78%, (SOFR 30-Day Average + 0.85%), 10/25/51 (f)	2,593	2,425
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 2.28%, (1 Month USD LIBOR + 0.96%), 11/15/34 (f)	845	818
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.05%, (1 Month USD LIBOR + 0.72%), 03/16/37 (f) (h)	2,060	1,965
Series 2018-C-TALL, REMIC, 2.45%, (1 Month USD LIBOR + 1.12%), 03/16/37 (f) (h)	2,100	1,896
BBCMS Trust
Series 2018-A-BXH, REMIC, 2.32%, (1 Month USD LIBOR + 1.00%), 10/15/37 (f) (h)	77	75
BDS 2018-FL1
Series 2021-A-FL8, 1.86%, (1 Month USD LIBOR + 0.92%), 01/18/36 (f)	1,370	1,327
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 2.68%, (1 Month USD LIBOR + 1.07%), 06/16/26 (f)	2,230	2,138

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Benchmark 2021-B23 Mortgage Trust
Series 2021-A2-B23, REMIC, 1.62%, 01/16/26	185	170
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 2.06%, (3 Month USD LIBOR + 1.00%), 07/20/29 (f)	864	855
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 2.24%, (3 Month USD LIBOR + 1.18%), 01/20/32 (f)	480	470
BFLD Trust
Series 2019-E-DPLO, REMIC, 3.56%, (1 Month USD LIBOR + 2.24%), 10/16/34 (f)	1,900	1,805
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 2.30%, (1 Month USD LIBOR + 0.98%), 08/15/36 (f)	64	62
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 2.04%, (3 Month USD LIBOR + 0.98%), 07/20/29 (f)	3,000	2,949
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	183	180
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 2.47%, (1 Month USD LIBOR + 1.15%), 05/15/29 (f)	68	68
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 2.64%, (1 Month USD LIBOR + 1.32%), 12/15/38 (f)	1,540	1,466
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	624
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 2.62%, (1 Month USD LIBOR + 1.30%), 04/17/34 (f)	4,982	4,784
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 2.24%, (1 Month USD LIBOR + 0.92%), 10/15/36 (f)	227	223
Series 2019-B-XL, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 10/15/36 (f)	218	213
Series 2019-C-XL, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 10/15/36 (f)	170	165
Series 2019-D-XL, REMIC, 2.77%, (1 Month USD LIBOR + 1.45%), 10/15/36 (f)	3,165	3,062
Series 2019-F-XL, REMIC, 3.32%, (1 Month USD LIBOR + 2.00%), 10/15/36 (f)	212	204
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 2.17%, (1 Month USD LIBOR + 0.85%), 11/15/38 (f)	1,560	1,501
Series 2021-D-ACNT, REMIC, 3.17%, (1 Month USD LIBOR + 1.85%), 11/15/38 (f)	660	627
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 2.01%, (1 Month USD LIBOR + 0.69%), 10/16/23 (f)	4,891	4,659
BX Trust
Series 2018-A-GW, REMIC, 2.12%, (1 Month USD LIBOR + 0.80%), 05/15/37 (f) (h)	2,890	2,811
BX Trust 2017-APPL
Series 2017-F-SLCT, REMIC, 5.57%, (1 Month USD LIBOR + 4.25%), 07/15/34 (f) (h)	3,400	3,295
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 3.57%, (1 Month USD LIBOR + 2.24%), 10/16/23 (f)	2,620	2,430
BX Trust 2021-MFM1
Series 2021-A-MFM1, REMIC, 2.02%, (1 Month USD LIBOR + 0.70%), 01/17/23 (f)	700	673
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 2.28%, (1 Month Term SOFR + 1.00%), 01/18/39 (f)	3,840	3,747
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 1.97%, (1 Month USD LIBOR + 0.65%), 08/17/26 (f)	5,010	4,785
Series 2021-B-FILM, REMIC, 2.22%, (1 Month USD LIBOR + 0.90%), 08/17/26 (f)	530	497
Capital One Multi-Asset Execution Trust
Series 2019-A2-A2, 1.72%, 08/15/22	613	613
Series 2022-A-A2, 3.49%, 05/15/25	3,350	3,339
Capital One Prime Auto Receivables Trust 2021-1
Series 2021-A2-1, 0.32%, 04/17/23	743	734
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A3-1, 3.17%, 04/15/27	6,330	6,261
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 2.27%, (3 Month USD LIBOR + 1.05%), 07/28/31 (f)	3,878	3,793
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 2.04%, (3 Month USD LIBOR + 0.98%), 07/21/31 (f)	1,010	991
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 2.11%, (3 Month USD LIBOR + 1.05%), 07/21/31 (f)	2,000	1,957
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 1.96%, (3 Month USD LIBOR + 0.90%), 07/20/29 (f)	360	353
Carlyle US CLO 2019-1 Ltd.
Series 2019-A1AR-1A, 2.14%, (3 Month USD LIBOR + 1.08%), 04/21/31 (f)	1,600	1,557
CarMax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,835
Series 2020-A3-2, 1.70%, 11/15/24	12	12
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	914
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	809
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	214	207
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	398	393
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	6,875	6,752
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,900	1,888
Cedar Funding Ltd
Series 2021-A-14A, 2.14%, (3 Month USD LIBOR + 1.10%), 07/15/33 (f)	1,220	1,185
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 2.16%, (3 Month USD LIBOR + 1.10%), 10/20/32 (f)	1,400	1,359
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 2.65%, (3 Month USD LIBOR + 1.05%), 06/01/32 (f)	1,440	1,402
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,894	2,489
CIFC Funding 2013-II Ltd
Series 2013-A1L2-2A, 2.04%, (3 Month USD LIBOR + 1.00%), 10/18/30 (f)	1,400	1,377
CIFC Funding Ltd
Series 2021-A-4A, 2.09%, (3 Month USD LIBOR + 1.05%), 07/15/33 (f)	2,000	1,948
CIFC Funding Ltd.
Series 2014-A1R2-1A, 2.14%, (3 Month USD LIBOR + 1.10%), 01/31/31 (f)	250	246
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 1.10%, 02/18/53 (f)	34,801	1,965
Citigroup Inc.
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (f)	150	146
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	407
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.73%, 08/12/24 (f)	700	680
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	380	372
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	347
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	418
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	369	359
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	329
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	394

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	301
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	570
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (h)	132	130
Series 2019-A-ICE4, REMIC, 2.30%, (1 Month USD LIBOR + 0.98%), 05/15/36 (f)	4,525	4,452
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (h)	123	116
CSMC 2021-ADV
Series 2021-A-ADV, 2.72%, (1 Month USD LIBOR + 1.40%), 07/15/38 (f)	510	499
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (f)	147	125
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (h)	1,100	1,016
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (f)	372	333
CSMC 2021-NQM6 Trust
Series 2021-A1-NQM6, REMIC, 1.17%, 09/25/25 (f)	1,588	1,379
Series 2021-A2-NQM6, REMIC, 1.38%, 09/25/25 (f)	1,040	900
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 11/25/66 (f)	952	854
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 1.40%, 10/17/39 (f)	1,070	1,021
Series 2021-C-W52, REMIC, 2.30%, 10/17/39 (f)	2,010	1,911
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 2.66%, (1 Month USD LIBOR + 1.03%), 12/19/25 (f)	850	825
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	1,490	1,349
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	412	407
Dell Equipment Finance Trust 2021-2
Series 2021-A2-2, 0.33%, 06/22/23	900	885
Drive Auto Receivables Trust 2018-2
Series 2018-D-2, 4.14%, 08/15/24	10	10
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	431	432
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, 4.09%, 06/15/26	389	390
Drive Auto Receivables Trust 2020-2
Series 2020-B-2, 1.42%, 12/15/22	549	549
Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, REMIC, 0.36%, 05/15/24	81	81
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,045
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 1.10%, (3 Month USD LIBOR + 0.98%), 04/15/28 (f)	1,670	1,648
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 2.16%, (3 Month USD LIBOR + 1.12%), 01/15/31 (f)	530	521
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 2.06%, (3 Month USD LIBOR + 1.02%), 04/15/31 (f)	1,600	1,570
Dryden 72 CLO Ltd
Series 2019-AR-72A, 2.49%, (3 Month USD LIBOR + 1.08%), 05/17/32 (f)	1,130	1,101
DSC Floorplan Master Owner Trust
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,393
Ellington Financial Mortgage Trust 2017-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (f)	304	278
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (f)	60	57
Elmwood CLO X Ltd
Series 2021-A-3A, 2.10%, (3 Month USD LIBOR + 1.04%), 10/20/34 (f)	1,570	1,525
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-D-ELP, REMIC, 2.84%, (1 Month USD LIBOR + 1.52%), 11/15/38 (f)	580	548
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	197	191
EQUS 2021-EQAZ Mortgage Trust
Series 2021-C-EQAZ, REMIC, 1.91%, 10/15/38 (f)	1,950	1,852
Series 2021-D-EQAZ, REMIC, 2.21%, 10/15/38 (f)	940	879
Series 2021-B-EQAZ, REMIC, 2.42%, 10/15/38 (f)	620	591
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	104	104
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	375	361
Series 2021-D-2A, 1.40%, 04/15/27	655	614
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	760	714
Exeter Automobile Receivables Trust 2022-3
Series 2022-A3-3A, 4.21%, 10/15/23	1,900	1,902
Series 2022-B-3A, 4.86%, 06/15/24	4,000	4,012
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	12	12
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	960
Ford Credit Auto Lease Trust 2021-A
Series 2021-A3-A, 0.26%, 02/15/23	612	608
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,667
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (h)	175	175
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (h)	524	522
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	434
Ford Credit Auto Owner Trust 2021-A
Series 2021-A2-A, 0.17%, 08/15/22	124	123
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-A-1, 1.37%, 04/15/26	900	833
Ford Credit Auto Owner Trust 2022-REV1
Series 2022-A-1, 3.88%, 05/15/27	4,000	3,912
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 2.13%, (3 Month USD LIBOR + 0.95%), 07/24/30 (f)	600	589
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 2.05%, (3 Month USD LIBOR + 0.87%), 04/24/29 (f)	1,593	1,565
GLS Auto Receivables Trust 2021-3
Series 2021-A-3A, 0.42%, 05/15/23	741	731
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	24	24
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	693
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A3-2, REMIC, 3.42%, 06/20/25	5,000	4,985
GM Financial Consumer Automobile Receivables Trust
Series 2021-A2-1, 0.23%, 08/16/22	1	1
Series 2021-A3-1, 0.35%, 05/16/24	380	371
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,065	1,041
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	267
GPMT Ltd
Series 2019-A-FL2, 2.93%, (1 Month USD LIBOR + 1.30%), 06/15/23 (f)	34	34
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 2.36%, (1 Month USD LIBOR + 1.03%), 12/15/36 (f) (h)	4,806	4,674
Series 2019-B-WOLF, REMIC, 2.66%, (1 Month USD LIBOR + 1.33%), 12/15/36 (f) (h)	45	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2019-C-WOLF, REMIC, 2.96%, (1 Month USD LIBOR + 1.63%), 12/15/36 (f) (h)	1,600	1,536
Series 2019-E-WOLF, REMIC, 4.06%, (1 Month USD LIBOR + 2.73%), 12/15/36 (f) (h)	1,515	1,409
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 2.34%, (1 Month USD LIBOR + 1.02%), 07/15/39 (f)	3,900	3,721
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 2.24%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (f)	250	245
GS Mortgage Securities Corp II
Series 2021-A-ARDN, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 11/15/23 (f)	2,730	2,677
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 2.47%, (1 Month USD LIBOR + 1.15%), 08/16/32 (f) (h)	100	98
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 07/16/35 (f) (h)	3,838	3,704
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-B-70P, 2.64%, (1 Month USD LIBOR + 1.32%), 10/15/36 (f) (h)	360	346
GS Mortgage Securities Corp Trust 2021-RENT
Series 2021-A-RENT, 2.31%, (1 Month USD LIBOR + 0.70%), 11/21/35 (f)	4,949	4,833
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	282
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 06/15/23 (f)	650	627
Series 2021-H-ROSS, REMIC, 7.22%, (1 Month USD LIBOR + 5.90%), 06/15/23 (f)	750	713
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	393
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	5,000	4,947
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	342
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.94%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (f)	7	7
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,068
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,092
HGI CRE CLO 2021-FL2 Ltd
Series 2021-A-FL2, 2.63%, (1 Month USD LIBOR + 1.00%), 09/19/36 (f) (h)	1,940	1,850
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	137	135
Series 2020-A4-2, 1.09%, 08/15/23	535	519
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	252	248
Honda Auto Receivables 2021-1 Owner Trust
Series 2021-A2-1, 0.16%, 08/22/22	57	57
Honda Auto Receivables 2021-2 Owner Trust
Series 2021-A2-2, 0.17%, 11/15/22	682	679
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 10/16/23 (f)	3,940	3,822
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 2.32%, (1 Month USD LIBOR + 1.00%), 11/17/36 (f)	310	301
Hyundai Auto Lease Securitization Trust 2021-A
Series 2021-A2-A, 0.25%, 07/15/22	1	1
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	801
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	53
Series 2022-A-NLP, REMIC, 1.88%, (SOFR + 0.60%), 04/15/37 (f)	5,000	4,700
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	3,131
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 2.32%, (1 Month USD LIBOR + 0.95%), 07/07/23 (f) (h)	692	678
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	554
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-Ace
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	647
Series 2020-B-ACE, REMIC, 3.64%, 01/10/25	150	140
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 3.07%, (1 Month USD LIBOR + 1.75%), 03/15/24 (f)	2,000	1,940
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	440
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	399
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	114
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (f)	500	475
Kayne CLO I Ltd
Series 2018-AR-1A, 2.02%, (3 Month USD LIBOR + 0.98%), 07/15/31 (f)	800	782
Kayne CLO II Ltd
Series 2018-AR-2A, 2.12%, (3 Month USD LIBOR + 1.08%), 10/15/31 (f)	620	606
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	351	349
KKR Clo 24 Ltd
Series A1R-24, 1.33%, (3 Month USD LIBOR + 1.08%), 04/20/32 (f)	1,620	1,575
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 1.87%, (1 Month USD LIBOR + 0.55%), 12/15/25 (f)	192	184
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 08/15/26 (f)	1,020	980
KREF
Series 2021-A-FL2, 2.59%, (1 Month USD LIBOR + 1.07%), 02/17/39 (f) (h)	1,520	1,465
Series 2021-AS-FL2, 2.82%, (1 Month USD LIBOR + 1.30%), 02/17/39 (f) (h)	1,520	1,432
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,459
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 04/20/26	1,420	1,424
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 2.69%, (1 Month USD LIBOR + 1.17%), 06/15/39 (f)	860	833
Series 2021-B-FL1, 3.07%, (1 Month USD LIBOR + 1.75%), 06/15/39 (f)	1,360	1,311
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 2.02%, (1 Month USD LIBOR + 0.70%), 03/15/23 (f)	3,342	3,204
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 2.08%, (SOFR 30-Day Average + 1.30%), 05/17/38 (f)	2,080	2,028
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 3.32%, (1 Month USD LIBOR + 2.00%), 03/15/24 (f)	2,310	2,264
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 2.32%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,620	1,578
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 2.29%, (SOFR 30-Day Average + 1.51%), 09/15/34 (f)	7	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 2.08%, (3 Month USD LIBOR + 0.90%), 07/23/29 (f)	1,963	1,933
Magnetite XXIX, Limited
Series 2021-A-29A, 2.03%, (3 Month USD LIBOR + 0.99%), 01/17/34 (f)	520	507
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	795	711
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A3-A, 0.25%, 01/16/24	396	391
MF1 2021-FL6 Ltd.
Series 2021-AS-FL6, 2.97%, (1 Month USD LIBOR + 1.45%), 07/18/36 (f)	830	794
MF1 2021-FL7 Ltd
Series 2021-A-FL7, 2.60%, (1 Month USD LIBOR + 1.08%), 10/20/36 (f)	4,980	4,788
Series 2021-AS-FL7, 2.97%, (1 Month USD LIBOR + 1.45%), 10/20/36 (f)	1,190	1,129
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 2.14%, (SOFR 30-Day Average + 1.35%), 02/19/37 (f)	4,053	3,919
Series 2022-AS-FL8, 2.54%, (SOFR 30-Day Average + 1.75%), 02/19/37 (f)	2,320	2,195
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	324
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	334	333
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	435
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	369	359
Mortgage Repurchase Agreement Financing Trust Seri
Series 2021-A1-S1, REMIC, 1.70%, (1 Month USD LIBOR + 0.50%), 09/10/22 (f)	2,700	2,693
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.84%, (3 Month USD LIBOR + 0.82%), 10/13/27 (f)	158	157
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 2.68%, (1 Month Term SOFR + 1.40%), 03/15/24 (f)	4,850	4,716
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.79%, 11/17/22 (f)	1,000	996
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	355	338
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,501	1,408
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,334	1,248
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	619	576
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	880	792
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 2.15%, (3 Month USD LIBOR + 0.97%), 07/25/30 (f)	300	295
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	216	215
Nissan Auto Lease Trust 2022-A
Series 2022-A3-A, REMIC, 3.81%, 07/15/24	2,395	2,396
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A-1290, REMIC, 2.42%, (1 Month USD LIBOR + 1.10%), 12/15/38 (f)	2,350	2,228
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 2.10%, (3 Month USD LIBOR + 1.04%), 07/20/32 (f)	1,940	1,888
Octagon Investment Partners 32, Ltd.
Series 2017-A1R-1A, 1.99%, (3 Month USD LIBOR + 0.95%), 07/16/29 (f)	1,440	1,416
Octagon Investment Partners XIV, Ltd.
Series 2012-AARR-1A, 1.99%, (3 Month USD LIBOR + 0.95%), 07/16/29 (f)	470	462
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 2.18%, (3 Month USD LIBOR + 1.00%), 01/27/31 (f)	250	245
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 2.41%, (3 Month USD LIBOR + 1.00%), 02/14/31 (f)	620	604
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	2,227	2,216
Series 2021-A-1A, 0.93%, 03/22/27	320	312
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,293
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 01/15/23 (f)	1,000	972
Series 2020-AJ-1NYP, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 01/15/23 (f)	670	651
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,393
OZLM XVII, Ltd.
Series 2017-A1-17A, 2.31%, (3 Month USD LIBOR + 1.25%), 07/22/30 (f)	1,491	1,469
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	1,940	1,873
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 2.28%, (3 Month USD LIBOR + 0.80%), 02/22/28 (f)	139	137
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 2.09%, (3 Month USD LIBOR + 1.03%), 07/20/29 (f)	445	438
PFP 2019-6, Ltd.
Series 2019-A-6, 2.56%, (1 Month USD LIBOR + 1.05%), 04/16/37 (f) (h)	27	26
PFP 2021-7, Ltd.
Series 2021-A-7, 2.17%, (1 Month USD LIBOR + 0.85%), 04/16/38 (f)	699	674
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	961
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,369
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 2.57%, (1 Month USD LIBOR + 0.95%), 07/25/36 (f)	1,000	955
Romark CLO Ltd
Series 2017-A2R-1A, REMIC, 2.83%, (3 Month USD LIBOR + 1.65%), 10/23/30 (f)	2,220	2,115
Santander Drive Auto Receivables Trust 2018-4
Series 2018-D-4, 3.98%, 06/15/23	613	615
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	13	13
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	605
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	370
Series 2021-D-1, 1.45%, 11/15/24	430	407
Series 2021-C-1, 1.02%, 06/15/27	475	461
Santander Drive Auto Receivables Trust 2021-2
Series 2021-D-2, 1.35%, 07/15/27	832	794
Santander Drive Auto Receivables Trust 2022-2
Series 2022-C-2, REMIC, 3.76%, 12/15/26	2,280	2,197
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	1,875	1,811
Santander Retail Auto Lease Trust 2021-C
Series 2021-A2-C, 0.29%, 04/22/24	491	487
Series 2021-A3-C, 0.50%, 03/20/25	905	875
SCF Equipment Leasing 2019-2 LLC
Series 2019-A2-2A, 2.47%, 04/20/26	2,159	2,128
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,445
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	831
Series 2021-B-1A, 1.37%, 08/20/29	1,000	950
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,395	1,347
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 05/15/28 (f)	680	649

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 2.82%, (1 Month USD LIBOR + 1.50%), 06/16/31 (f) (h)	693	679
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 2.28%, (1 Month Term SOFR + 1.00%), 01/15/27 (f)	3,840	3,686
Sound Point CLO, Ltd.
Series 2013-B-2RA, 2.49%, (3 Month USD LIBOR + 1.45%), 04/16/29 (f)	250	242
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	662	629
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 2.40%, (3 Month USD LIBOR + 0.96%), 11/18/30 (f)	720	705
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 2.30%, (3 Month USD LIBOR + 1.06%), 01/29/32 (f)	250	244
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (h)	4,000	3,613
Toyota Auto Loan Extended Note Trust 2022-1
Series 2022-A-1A, 3.82%, 04/26/27	1,950	1,946
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A3-D, 0.35%, 10/16/23	951	937
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	9	9
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 2.04%, (SOFR 30-Day Average + 1.26%), 10/17/34 (f)	529	527
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	231	230
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,066
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	425	416
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	1,100	1,063
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 09/20/23	278	274
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,909
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (h)	71	68
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (f)	421	388
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	540	479
Verus Securitization Trust 2021-5
Series 2021-A1-5, REMIC, 1.01%, 09/25/66 (f)	909	796
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	721	677
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	1,623	1,621
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	69	69
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 2.37%, (1 Month USD LIBOR + 1.05%), 12/15/33 (f)	128	125
WAIKIKI BEACH HOTEL TRUST 2019-WBM
Series 2019-D-WBM, REMIC, 3.35%, (1 Month USD LIBOR + 2.03%), 12/15/33 (f)	500	478
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 10/15/24	132	132
Westlake Automobile Receivables Trust 2020-1
Series 2020-B-1A, 1.94%, 04/15/25	477	477
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	1,101	1,086
Series 2021-C-2A, 0.89%, 07/15/26	665	633
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,150
York CLO-2 Ltd
Series 2015-AR-1A, 2.29%, (3 Month USD LIBOR + 1.15%), 01/22/31 (f)	2,900	2,847
Series 2015-BR-1A, 2.59%, (3 Month USD LIBOR + 1.45%), 01/22/31 (f)	478	455
Total Non-U.S. Government Agency Asset-Backed Securities (cost $392,016)		379,001
GOVERNMENT AND AGENCY OBLIGATIONS 9.6%
U.S. Treasury Note 8.8%
Treasury, United States Department of
2.50%, 04/30/24 - 05/31/24	65,295	64,720
2.75%, 04/30/27	19,585	19,319
		84,039
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series 2022-M1B-DNA1, REMIC, 2.78%, (SOFR 30-Day Average + 1.85%), 01/25/27 (f)	1,380	1,240
Series 2021-M1-HQA3, REMIC, 1.78%, (SOFR 30-Day Average + 0.85%), 09/25/41 (f)	807	763
Series 2022-M1A-DNA4, REMIC, 3.13%, (SOFR 30-Day Average + 2.20%), 05/27/42 (f)	2,867	2,829
		4,832
Sovereign 0.2%
Morocco, Kingdom of
4.25%, 12/11/22 (a)	1,400	1,400
Municipal 0.1%
Illinois, State of
4.95%, 06/01/23	139	140
JFK International Air Terminal LLC
1.61%, 12/01/22	55	55
Louisiana Utilities Restoration Corporation
3.62%, 02/01/29	398	398
		593
Total Government And Agency Obligations (cost $91,265)		90,864
SENIOR FLOATING RATE INSTRUMENTS 6.2%
Consumer Discretionary 1.3%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 12/23/24 (f)	738	709
Carnival Corporation
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (f)	1,452	1,346
Churchill Downs Incorporated
2017 Term Loan B, 3.06%, (1 Month USD LIBOR + 2.00%), 12/12/24 (f)	2,389	2,276
Four Seasons Hotels Limited
New 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 2.00%), 11/30/23 (f) (j)	300	296
New 1st Lien Term Loan, 3.06%, (1 Month USD LIBOR + 2.00%), 11/30/23 (f)	1,124	1,110
Genting Bhd.
Term Loan, 0.00%, (3 Month USD LIBOR + 1.50%), 04/16/24 (f) (j) (k)	2,000	1,920
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 3.37%, (1 Month USD LIBOR + 1.75%), 10/25/23 (f)	1,572	1,509
Life Time Fitness Inc
2021 Term Loan B, 6.32%, (3 Month USD LIBOR + 4.75%), 12/31/24 (f)	254	250
Panera Bread Company
Term Loan A, 3.31%, (3 Month USD LIBOR + 2.25%), 07/18/22 (f)	—	—
Seminole Tribe of Florida
2018 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 07/26/24 (f)	427	425
Tenneco, Inc.
1st Lien Term Loan A, 3.06%, (1 Month USD LIBOR + 2.00%), 09/29/23 (f)	1,080	1,059
2018 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 06/18/25 (f)	1,622	1,557
		12,457
Communication Services 1.1%
CenturyLink, Inc.
2020 Term Loan A, 3.06%, (1 Month USD LIBOR + 2.00%), 01/31/25 (f)	1,534	1,490

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
2019 Term Loan B1, 2.81%, (1 Month USD LIBOR + 1.75%), 04/30/25 (f)	5,044	4,903
Comcast Hulu Holdings, LLC
Term Loan A, 1.93%, (1 Month USD LIBOR + 0.88%), 03/15/24 (f) (k)	3,163	3,132
Syniverse Holdings, Inc.
2022 Term Loan, 8.29%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	775	681
Univision Communications Inc.
Term Loan C5, 3.81%, (1 Month USD LIBOR + 2.75%), 03/15/24 (f)	404	397
		10,603
Information Technology 1.1%
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 09/06/24 (f)	1,106	1,059
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 2.00%), 09/06/24 (f)	—	—
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.06%, (1 Month USD LIBOR + 2.00%), 11/14/25 (f)	1,143	1,138
Cabot Microelectronics TL
2019 Term Loan B1, 0.00%, (1 Month USD LIBOR + 2.00%), 11/14/25 (f) (j)	1,000	995
Dynatrace LLC
2018 1st Lien Term Loan, 3.31%, (1 Month USD LIBOR + 2.25%), 08/02/25 (f)	20	20
Global Payments Inc.
2019 Term Loan, 2.43%, (1 Month USD LIBOR + 1.38%), 07/09/24 (f) (k)	1,298	1,281
IRI Holdings, Inc.
2018 1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 11/06/25 (f)	1,006	991
Moneygram International, Inc
2021 Term Loan B, 4.95%, (6 Month USD LIBOR + 4.50%), 07/21/26 (f)	1,782	1,720
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 04/26/24 (f)	438	419
Tibco Software Inc.
2020 Term Loan B3, 4.81%, (1 Month USD LIBOR + 3.75%), 07/03/26 (f)	1,116	1,092
Vmware, Inc.
3 Year Term Loan, 1.87%, (3 Month USD LIBOR + 0.75%), 09/02/24 (f)	1,490	1,482
		10,197
Financials 0.7%
Asurion LLC
2018 Term Loan B6, 4.18%, (1 Month USD LIBOR + 3.13%), 11/03/23 (f)	1,462	1,401
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.35%, (1 Month USD LIBOR + 1.75%), 01/15/25 (f)	537	512
2021 Term Loan B5, 3.85%, (1 Month USD LIBOR + 2.25%), 12/01/27 (f)	174	165
Delos Finance Sarl
2018 Term Loan B, 2.76%, (3 Month USD LIBOR + 1.75%), 10/06/23 (f)	1,559	1,538
Nielsen Finance LLC
USD Term Loan B4, 3.19%, (1 Month USD LIBOR + 2.00%), 10/04/23 (f)	3,251	3,228
		6,844
Industrials 0.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (f)	509	484
Direct ChassisLink
Term Loan, 0.00%, (3 Month USD LIBOR + 7.00%), 04/10/26 (f) (j)	1,700	1,670
Welbilt, Inc.
2018 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 10/16/25 (f)	1,216	1,195
XPO Logistics, Inc.
2018 Term Loan B, 2.87%, (3 Month USD LIBOR + 1.75%), 02/23/25 (f)	2,324	2,210
		5,559
Real Estate 0.6%
American Tower Corporation
2021 First Lien Delayed Draw Term loan, 2.44%, (1 Month USD LIBOR + 1.13%), 12/08/23 (f) (k)	850	837
Crown Castle International Corporation
2016 Term Loan A, 2.14%, (1 Month USD LIBOR + 1.08%), 06/21/24 (f)	576	573
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 08/15/25 (f)	749	703
Invitation Homes Operating Partnership LP
2020 Term Loan A, 2.60%, (1 Month USD LIBOR + 1.00%), 01/31/25 (f) (k)	2,920	2,890
		5,003
Health Care 0.4%
Change Healthcare Holdings LLC
2017 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (f)	1,345	1,305
DaVita, Inc.
2020 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 07/30/26 (f)	1,018	940
Humana Inc.
Term Loan, 2.27%, (SOFR + 1.13%), 10/31/23 (f) (k)	1,601	1,579
		3,824
Materials 0.2%
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.76%, (3 Month USD LIBOR + 1.75%), 06/01/24 (f)	1,124	1,095
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 2.58%, (3 Month USD LIBOR + 1.25%), 01/17/23 (f) (k)	233	231
5 Year Delayed Draw Term Loan, 2.58%, (3 Month USD LIBOR + 1.63%), 01/17/25 (f) (k)	775	771
		2,097
Energy 0.2%
Buckeye Partners, L.P.
2021 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 11/01/26 (f)	1,157	1,105
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 12/31/49 (f) (j)	775	763
		1,868
Total Senior Floating Rate Instruments (cost $60,004)		58,452
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.4%
JNL Government Money Market Fund, 1.02% (l) (m)	4,352	4,352
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (l) (m)	3,002	3,002
Discount Notes 0.3%
FHLBanks Office of Finance
1.87%, 09/23/22 (n)	2,548	2,538
Total Short Term Investments (cost $9,891)		9,892
Total Investments 99.2% (cost $978,395)		943,804
Other Derivative Instruments 0.1%		1,108
Other Assets and Liabilities, Net 0.7%		6,754
Total Net Assets 100.0%		951,666
(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $191,613 and 20.1% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

(n) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.1%
Cayman Islands	10.9
United Kingdom	4.1
Ireland	1.7
Switzerland	1.7
Netherlands	1.3
Canada	1.2
France	1.2
Denmark	1.0
Italy	0.7
Germany	0.5
Bermuda	0.4
Australia	0.4
Mexico	0.3
South Korea	0.3
Brazil	0.2
Indonesia	0.2
Liberia	0.2
Morocco	0.1
Sweden	0.1
Israel	0.1
India	0.1
Finland	0.1
China	0.1
Luxembourg	—
Uruguay	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	06/17/22	702	701	0.1
ING Groep N.V., 4.70%, 03/22/28	12/15/21	542	526	—
UBS AG, 5.13%, 05/15/24	08/14/20	2,016	1,895	0.2
		3,260	3,122	0.3

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,638	October 2022	345,797	882	(1,791)
United States 5 Year Note	397	October 2022	44,825	226	(262)
				1,108	(2,053)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	405,595	—	405,595
Non-U.S. Government Agency Asset-Backed Securities	—	379,001	—	379,001
Government And Agency Obligations	—	90,864	—	90,864
Senior Floating Rate Instruments	—	45,811	12,641	58,452
Short Term Investments	7,354	2,538	—	9,892
	7,354	923,809	12,641	943,804
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,053)	—	—	(2,053)
	(2,053)	—	—	(2,053)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.3%
Communication Services 98.3%
Activision Blizzard, Inc.	50	3,893
Alphabet Inc. - Class A (a)	19	41,916
Alphabet Inc. - Class C (a)	18	38,578
Altice USA, Inc. - Class A (a)	14	132
AMC Entertainment Holdings, Inc. - Class A (a) (b)	33	451
AT&T Inc.	458	9,596
Cable One, Inc.	—	405
Cargurus Inc. - Class A (a)	6	119
Charter Communications, Inc. - Class A (a)	7	3,470
Cinemark Holdings, Inc. (a)	7	103
Cogent Communications Group, Inc.	3	164
Comcast Corporation - Class A	286	11,219
Dish Network Corporation - Class A (a)	16	283
Electronic Arts Inc.	18	2,188
Facebook, Inc. - Class A (a)	147	23,651
Fox Corporation - Class A	20	643
Fox Corporation - Class B	9	274
Frontier Communications Parent, Inc. (a)	13	316
Globalstar, Inc. (a) (b)	44	54
IAC/Interactive Corp. (a)	5	412
iHeartMedia, Inc. - Class A (a)	7	56
Integral Ad Science Holding Corp. (a)	1	10
Interpublic Group of Cos. Inc.	25	693
Iridium Communications Inc. (a)	8	307
John Wiley & Sons Inc. - Class A	3	132
Liberty Broadband Corp. - Series A (a)	1	152
Liberty Broadband Corp. - Series C (a)	8	967
Liberty Latin America Ltd. - Class A (a)	2	19
Liberty Latin America Ltd. - Class C (a)	10	76
Liberty Media Corporation - Series A (a)	1	85
Liberty Media Corporation - Series C (a)	13	819
Liberty SiriusXM Group - Series A (a) (b)	5	175
Liberty SiriusXM Group - Series C (a)	10	363
Lions Gate Entertainment Corp. - Class A (a)	4	37
Lions Gate Entertainment Corp. - Class B (a)	8	68
Live Nation Entertainment, Inc. (a)	9	723
Lumen Technologies Inc.	59	649
Match Group Holdings II, LLC (a)	18	1,273
Netflix, Inc. (a)	28	4,968
New York Times Co. - Class A	11	301
News Corporation - Class A	25	390
News Corporation - Class B	8	122
Nexstar Media Group, Inc. - Class A	3	422
Omnicom Group Inc.	13	841
Pinterest, Inc. - Class A (a)	37	667
Playtika Holding Corp. (a)	6	86
Roku Inc. - Class A (a)	8	630
Sirius XM Holdings Inc. (b)	58	355
Snap Inc. - Class A (a)	70	917
Take-Two Interactive Software Inc. (a)	10	1,239
TechTarget, Inc. (a)	2	112
TEGNA Inc.	14	300
The Madison Square Garden Company - Class A (a)	1	166
T-Mobile US, Inc. (a)	38	5,069
Twitter, Inc. (a)	49	1,824
Verizon Communications Inc.	269	13,630
ViacomCBS Inc. - Class A (b)	1	14
ViacomCBS Inc. - Class B	39	960
Walt Disney Co. (a)	117	10,996
Warner Bros. Discovery, Inc. - Series A (a)	141	1,895
Warner Music Group Corp. - Class A	7	181
World Wrestling Entertainment, Inc. - Class A	3	174
Yelp Inc. (a)	4	121
Zillow Group, Inc. - Class A (a)	2	74
Zillow Group, Inc. - Class C (a)	11	335
		191,260
Information Technology 0.6%
J2 Cloud Services, LLC (a)	3	227
Twilio Inc. - Class A (a)	11	921
		1,148
Consumer Discretionary 0.4%
Dave & Buster's Entertainment Inc. (a)	3	82
Doordash, Inc. - Class A (a)	11	685
Shutterstock Inc.	1	83
		850
Total Common Stocks (cost $232,156)		193,258
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund, 1.02% (c) (d)	1,348	1,348
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	797	797
Total Short Term Investments (cost $2,145)		2,145
Total Investments 100.4% (cost $234,301)		195,403
Other Derivative Instruments (0.0)%		(22)
Other Assets and Liabilities, Net (0.4)%		(721)
Total Net Assets 100.0%		194,660

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	21	September 2022	1,510	(22)	(18)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	193,258	—	—	193,258
Short Term Investments	2,145	—	—	2,145
	195,403	—	—	195,403
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(18)	—	—	(18)
	(18)	—	—	(18)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.6%
Consumer Discretionary 92.2%
Abercrombie & Fitch Co. - Class A (a)	15	250
Academy Sports & Outdoors, Inc.	27	947
Acushnet Holdings Corp.	11	451
Adient Public Limited Company (a)	30	884
Advance Auto Parts, Inc.	20	3,438
Airbnb, Inc. - Class A (a)	123	10,999
Amazon.com, Inc. (a)	2,295	243,748
American Eagle Outfitters, Inc. (b)	52	583
Aptiv PLC (a)	88	7,796
Asbury Automotive Group, Inc. (a)	7	1,220
Autoliv, Inc.	25	1,812
AutoNation, Inc. (a)	12	1,297
AutoZone, Inc. (a)	6	13,750
Bath & Body Works, Inc.	78	2,089
Best Buy Co., Inc.	65	4,250
Boot Barn Holdings, Inc. (a)	9	652
BorgWarner Inc.	77	2,558
Boyd Gaming Corporation	26	1,289
Bright Horizons Family Solutions Inc. (a)	19	1,623
Brunswick Corp.	25	1,609
Burlington Stores Inc. (a)	21	2,927
Caesars Entertainment, Inc. (a)	70	2,663
Callaway Golf Co. (a)	38	784
Capri Holdings Limited (a)	48	1,964
CarMax Inc. (a)	52	4,672
Carnival Plc (a) (b)	263	2,279
Carter's Inc.	13	922
Carvana Co. - Class A (a) (b)	32	722
Cavco Industries Inc. (a)	3	504
Chewy, Inc. - Class A (a) (b)	29	992
Chipotle Mexican Grill Inc. (a)	9	11,767
Choice Hotels International Inc.	10	1,171
Churchill Downs Inc.	11	2,129
Columbia Sportswear Co.	11	776
Cracker Barrel Old Country Store, Inc.	7	627
Crocs Inc. (a)	20	981
D.R. Horton, Inc.	103	6,821
Dana Holding Corp.	48	674
Darden Restaurants Inc.	40	4,539
Deckers Outdoor Corp. (a)	9	2,257
Dick's Sporting Goods Inc. (b)	19	1,424
Dillard's Inc. - Class A (b)	1	255
Domino's Pizza, Inc.	12	4,561
Dorman Products Inc. (a)	9	990
Draftkings Inc. - Class A (a)	112	1,311
eBay Inc.	181	7,546
ETSY, Inc. (a)	40	2,966
Five Below, Inc. (a)	18	2,048
Floor & Decor Holdings Inc. - Class A (a)	34	2,142
Foot Locker, Inc.	27	686
Ford Motor Company	1,277	14,216
Fox Factory Holding Corp. (a)	13	1,084
Frontdoor, Inc. (a)	25	605
GameStop Corp. - Class A (a) (b)	20	2,456
Gap Inc.	69	572
General Motors Company (a)	471	14,963
Gentex Corp.	76	2,131
Gentherm Incorporated (a)	10	637
Genuine Parts Co.	46	6,057
Group 1 Automotive Inc.	5	918
H & R Block, Inc.	52	1,832
Hanesbrands Inc.	112	1,148
Harley-Davidson, Inc.	48	1,520
Hasbro, Inc.	42	3,477
Hilton Grand Vacations Inc. (a)	29	1,044
Hilton Worldwide Holdings Inc.	90	10,033
Hyatt Hotels Corp. - Class A (a)	16	1,218
KB Home	29	830
Kohl's Corporation	42	1,492
Kontoor Brands, Inc.	16	528
Las Vegas Sands Corp. (a)	112	3,749
LCI Industries	8	945
Lear Corporation	19	2,447
Leggett & Platt Inc.	43	1,483
Lennar Corporation - Class A	84	5,899
Lennar Corporation - Class B	5	267
Leslie's, Inc. (a) (b)	46	696
LGI Homes, Inc. (a)	7	609
Life Time Group Holdings, Inc. (a) (b)	14	183
Lithia Motors Inc. - Class A	9	2,540
LKQ Corporation	83	4,092
Lowe`s Companies, Inc.	213	37,280
Lucid Group, Inc. (a) (b)	184	3,161
Lululemon Athletica Inc. (a)	38	10,271
Luminar Technologies, Inc. - Class A (a) (b)	70	414
Macy's, Inc.	93	1,695
Marriott International, Inc. - Class A	89	12,043
Marriott Vacations Worldwide Corporation	13	1,561
Mattel, Inc. (a)	114	2,553
McDonald's Corporation	239	58,942
MDC Holdings Inc.	19	613
Medifast, Inc.	4	683
MercadoLibre S.R.L (a)	15	9,529
Meritage Homes Corporation (a)	12	852
MGM Resorts International	115	3,328
Mister Car Wash, Inc. (a) (b)	14	155
Mohawk Industries Inc. (a)	17	2,078
Murphy USA Inc.	7	1,685
National Vision Holdings, Inc. (a)	26	708
NIKE, Inc. - Class B	410	41,860
Nordstrom Inc.	35	745
Norwegian Cruise Line Holdings Ltd. (a) (b)	135	1,503
NVR, Inc. (a)	1	3,992
Office Depot, Inc. (a)	14	423
O'Reilly Automotive, Inc. (a)	21	13,431
Papa John's International Inc.	10	877
Peloton Interactive, Inc. - Class A (a)	102	934
Penn National Gaming Inc. (a)	53	1,613
Penske Automotive Group, Inc.	10	1,008
Petco Health And Wellness Company, Inc. - Class A (a) (b)	25	368
Planet Fitness, Inc. - Class A (a)	27	1,848
Polaris Industries Inc.	18	1,802
Pool Corporation	13	4,528
Pulte Homes Inc.	76	3,000
PVH Corp.	22	1,247
Quantumscape Battery, Inc. - Class A (a) (b)	80	685
Ralph Lauren Corp. - Class A	15	1,310
Red Rock Resorts, Inc. - Class A	17	579
RH (a)	6	1,192
Rivian Automotive, Inc. - Class A (a) (b)	51	1,311
Ross Stores Inc.	114	7,979
Royal Caribbean Cruises Ltd.	73	2,544
Scientific Games Corporation (a)	31	1,461
Seaworld Entertainment, Inc. (a)	15	654
Service Corp. International	51	3,533
Shake Shack Inc. - Class A (a)	13	514
Signet Jewelers Limited	15	825
Six Flags Operations Inc.	26	569
Skechers U.S.A. Inc. - Class A (a)	44	1,551
Skyline Corp. (a)	18	833
Starbucks Corporation	370	28,275
Steven Madden Ltd.	24	771
Sweetgreen, Inc. - Class A (a) (b)	6	66
Tapestry Inc.	82	2,495
Taylor Morrison Home II Corporation - Class A (a)	38	880
Tempur Sealy International, Inc.	57	1,220
Terminix Global Holdings, Inc. (a)	39	1,566
Tesla Inc. (a)	271	182,434
Texas Roadhouse Inc. - Class A	22	1,622
The Goodyear Tire & Rubber Company (a)	89	958
The Home Depot, Inc.	334	91,496
The Wendy's Company	55	1,032
Thor Industries Inc.	18	1,336
TJX Cos. Inc.	379	21,157
Toll Brothers Inc.	36	1,589

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Tractor Supply Co.	36	6,990
Travel + Leisure Co.	27	1,053
TRI Pointe Homes, Inc. (a)	32	548
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17	6,500
Under Armour Inc. - Class A (a)	60	500
Under Armour Inc. - Class C (a)	68	518
Urban Outfitters Inc. (a)	20	367
Vail Resorts, Inc.	13	2,873
VF Corp.	105	4,625
Victoria's Secret & Co. (a)	22	619
Vista Outdoor Inc. (a)	18	495
Visteon Corporation (a)	9	912
Wayfair Inc. - Class A (a) (b)	25	1,093
Whirlpool Corporation	18	2,828
Williams-Sonoma Inc.	23	2,527
Wingstop Inc.	10	727
Wyndham Hotels & Resorts, Inc.	30	1,963
Wynn Resorts, Limited (a)	34	1,945
YETI Holdings, Inc. (a)	27	1,181
Yum! Brands, Inc.	92	10,466
		1,102,913
Materials 3.4%
Amcor Plc	488	6,062
Ball Corporation	103	7,095
Berry Global Group, Inc. (a)	41	2,265
Crown Holdings Inc.	40	3,678
Diversey Holdings, Ltd. (a)	18	118
Graphic Packaging Holding Company	90	1,855
Greif Inc. - Class A	9	556
International Paper Company	120	5,036
Packaging Corporation of America	30	4,123
Reynolds Consumer Products LLC	17	471
Sealed Air Corporation	47	2,739
Silgan Holdings Inc.	28	1,151
Sonoco Products Co.	31	1,798
Westrock Company, Inc.	82	3,256
		40,203
Communication Services 2.4%
Booking Holdings Inc. (a)	13	22,924
Expedia Group, Inc. (a)	49	4,614
TripAdvisor Inc. (a)	34	604
		28,142
Industrials 1.4%
Albany International Corp. - Class A	10	801
Allison Systems, Inc.	32	1,217
Chargepoint Inc. - Class A (a) (b)	57	780
Copart Inc. (a)	68	7,428
Driven Brands Holdings Inc. (a)	18	499
Fortune Brands Home & Security, Inc.	42	2,504
Herman Miller Inc.	24	634
Rollins Inc.	74	2,572
Rush Enterprises Inc. - Class A	14	664
		17,099
Consumer Staples 0.2%
Casey's General Stores Inc.	12	2,195
Olaplex Holdings, Inc. (a)	22	314
		2,509
Information Technology 0.0%
Sabre Corporation (a)	105	611
Financials 0.0%
Cannae Holdings, Inc. (a)	25	486
Health Care 0.0%
Figs, Inc. - Class A (a)	14	126
Total Common Stocks (cost $1,116,617)		1,192,089
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	11,183	11,183
Investment Companies 0.3%
JNL Government Money Market Fund, 1.02% (c) (d)	3,776	3,776
Total Short Term Investments (cost $14,959)		14,959
Total Investments 100.9% (cost $1,131,576)		1,207,048
Other Derivative Instruments (0.0)%		(78)
Other Assets and Liabilities, Net (0.9)%		(10,253)
Total Net Assets 100.0%		1,196,717

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	33	September 2022	4,689	(78)	(100)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,192,089	—	—	1,192,089
Short Term Investments	14,959	—	—	14,959
	1,207,048	—	—	1,207,048
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(100)	—	—	(100)
	(100)	—	—	(100)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 98.9%
Consumer Staples 95.9%
Albertsons Companies, Inc. - Class A	33	882
Altria Group, Inc.	309	12,919
Archer-Daniels-Midland Company	99	7,648
Bellring Intermediate Holdings, Inc. (a)	36	900
Beyond Meat, Inc. (a) (b)	29	701
BJ's Wholesale Club Holdings, Inc. (a)	29	1,838
Boston Beer Co. Inc. - Class A (a)	3	914
Brown-Forman Corp. - Class A	17	1,125
Brown-Forman Corp. - Class B	37	2,580
Bunge Limited	29	2,670
Cal-Maine Foods Inc.	16	811
Campbell Soup Company	43	2,065
Celsius Holdings, Inc. (a)	14	903
Central Garden & Pet Co. (a)	12	506
Central Garden & Pet Co. - Class A (a)	18	710
Church & Dwight Co. Inc.	45	4,203
Coca-Cola Consolidated Inc.	2	854
Colgate-Palmolive Co.	145	11,604
ConAgra Brands Inc.	93	3,188
Constellation Brands, Inc. - Class A	29	6,722
Costco Wholesale Corporation	74	35,688
Coty Inc. - Class A (a)	122	978
Darling Ingredients Inc. (a)	33	1,948
Dollar General Corporation	40	9,784
Estee Lauder Cos. Inc. - Class A	40	10,249
Flowers Foods Inc.	51	1,334
Freshpet Inc. (a)	16	807
General Mills, Inc.	107	8,040
Grocery Outlet Holding Corp. (a)	26	1,100
Hain Celestial Group Inc. (a)	33	793
Herbalife Nutrition Ltd. (a)	36	735
Hershey Co.	26	5,660
Hormel Foods Corp.	57	2,702
Hostess Brands, Inc. - Class A (a)	45	952
Ingredion Inc.	16	1,410
Inter Parfums Inc.	9	674
J&J Snack Foods Corp.	6	859
JM Smucker Co.	21	2,742
Kellogg Co.	48	3,457
Keurig Dr Pepper Inc.	135	4,779
Kimberly-Clark Corporation	59	8,034
Kraft Heinz Foods Company	130	4,949
Lamb Weston Holdings Inc.	31	2,187
Lancaster Colony Corp.	7	913
McCormick & Company, Incorporated	46	3,863
Molson Coors Beverage Company - Class B	40	2,172
Mondelez International, Inc. - Class A	237	14,700
Monster Beverage 1990 Corporation (a)	67	6,255
National Beverage Corp.	13	650
PepsiCo, Inc.	232	38,670
Performance Food Group, Inc. (a)	37	1,688
Philip Morris International Inc.	261	25,815
Pilgrim's Pride Corporation (a)	22	701
Post Holdings, Inc. (a)	15	1,238
PriceSmart Inc.	10	728
Procter & Gamble Co.	401	57,658
Sanderson Farms Inc.	6	1,241
Spectrum Brands Legacy, Inc.	12	996
Sprouts Farmers Market, Inc. (a)	36	923
Sysco Corp.	90	7,612
Target Corporation	80	11,251
The Beauty Health Company - Class A (a)	53	677
The Clorox Company	24	3,359
The Coca-Cola Company	654	41,157
The Duckhorn Portfolio Inc. (a)	27	568
The Kroger Co.	118	5,564
The Simply Good Foods Company (a)	27	1,001
Tyson Foods Inc. - Class A	54	4,624
United Natural Foods Inc. (a)	21	811
US Foods Holding Corp. (a)	52	1,609
Walmart Inc.	237	28,753
		438,801
Consumer Discretionary 3.0%
Chegg, Inc. (a)	44	826
Coursera, Inc. (a)	42	599
Dollar Tree Inc. (a)	40	6,263
Graham Holdings Co. - Class B	1	811
Grand Canyon Education, Inc. (a)	11	991
Helen of Troy Ltd (a)	7	1,088
Krispy Kreme, Inc. (b)	38	516
Newell Brands Inc.	85	1,613
Ollie's Bargain Outlet Holdings Inc. (a)	18	1,067
		13,774
Total Common Stocks (cost $443,861)		452,575
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.9%
JNL Government Money Market Fund, 1.02% (c) (d)	3,996	3,996
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	876	876
Total Short Term Investments (cost $4,872)		4,872
Total Investments 100.0% (cost $448,733)		457,447
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.0%		167
Total Net Assets 100.0%		457,615

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	74	September 2022	5,209	1	176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	452,575	—	—	452,575
Short Term Investments	4,872	—	—	4,872
	457,447	—	—	457,447
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	176	—	—	176
	176	—	—	176

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.5%
Health Care 21.8%
Amgen Inc.	247	60,102
Johnson & Johnson	247	43,850
Merck & Co., Inc.	247	22,522
UnitedHealth Group Incorporated	247	126,882
		253,356
Information Technology 20.8%
Apple Inc.	247	33,774
Cisco Systems, Inc.	247	10,533
Intel Corporation	247	9,241
International Business Machines Corporation	247	34,878
Microsoft Corporation	247	63,445
Salesforce.Com, Inc. (a)	247	40,770
Visa Inc. - Class A	247	48,638
		241,279
Financials 15.3%
American Express Company	247	34,243
JPMorgan Chase & Co.	247	27,818
The Goldman Sachs Group, Inc.	247	73,373
The Travelers Companies, Inc.	247	41,780
		177,214
Consumer Discretionary 13.3%
McDonald's Corporation	247	60,987
NIKE, Inc. - Class B	247	25,247
The Home Depot, Inc.	247	67,753
		153,987
Industrials 13.2%
3M Company	247	31,968
Caterpillar Inc.	247	44,159
Honeywell International Inc.	247	42,936
The Boeing Company (a)	247	33,774
		152,837
Consumer Staples 7.8%
Procter & Gamble Co.	247	35,520
The Coca-Cola Company	248	15,541
Walgreens Boots Alliance, Inc.	247	9,362
Walmart Inc.	247	30,034
		90,457
Communication Services 3.1%
Verizon Communications Inc.	247	12,537
Walt Disney Co. (a)	247	23,320
		35,857
Energy 3.1%
Chevron Corporation	247	35,765
Materials 1.1%
Dow Inc.	247	12,749
Total Common Stocks (cost $838,214)		1,153,501
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (b) (c)	5,465	5,465
Total Short Term Investments (cost $5,465)		5,465
Total Investments 100.0% (cost $843,679)		1,158,966
Other Derivative Instruments (0.0)%		(50)
Other Assets and Liabilities, Net 0.0%		182
Total Net Assets 100.0%		1,159,098

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	41	September 2022	6,332	(50)	(22)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,153,501	—	—	1,153,501
Short Term Investments	5,465	—	—	5,465
	1,158,966	—	—	1,158,966
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(22)	—	—	(22)
	(22)	—	—	(22)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.5%
Energy 98.8%
Antero Midstream Corporation	482	4,366
Antero Resources Corporation (a)	426	13,057
Apa Corp.	506	17,671
Arch Resources, Inc. - Class A (b)	23	3,329
Baker Hughes, a GE Company, LLC - Class A	1,404	40,521
Cactus Inc. - Class A	92	3,698
California Resources Corporation	117	4,491
Callon Petroleum Company (a)	72	2,826
Centennial Resource Development, LLC - Class A (a)	286	1,711
ChampionX Corporation	307	6,099
Cheniere Energy, Inc.	355	47,181
Chesapeake Energy Corporation	170	13,809
Chevron Corporation	2,948	426,866
Civitas Resources, Inc.	107	5,615
CNX Resources Corporation (a)	295	4,862
Comstock Resources, Inc. (a)	140	1,695
ConocoPhillips	1,941	174,316
Continental Resources Inc.	87	5,673
Coterra Energy Inc	1,209	31,177
CVR Energy, Inc.	45	1,509
Denbury Inc. (a)	77	4,589
Devon Energy Corporation	921	50,760
Diamondback Energy, Inc.	250	30,321
DT Midstream, Inc.	145	7,099
EOG Resources, Inc.	879	97,067
EQT Corporation	445	15,303
Equitrans Midstream Corp.	606	3,854
Exxon Mobil Corporation	6,321	541,356
Halliburton Company	1,354	42,446
Helmerich & Payne Inc.	158	6,796
Hess Corporation	416	44,039
HF Sinclair Corporation	224	10,126
Kinder Morgan, Inc.	2,926	49,043
Kosmos Energy Ltd. (a)	684	4,232
Liberty Oilfield Services Inc. - Class A (a)	170	2,173
Magnolia Oil & Gas Corp. - Class A	229	4,812
Marathon Oil Corporation	1,061	23,844
Marathon Petroleum Corporation	812	66,739
Matador Resources Co.	166	7,742
Murphy Oil Corporation	220	6,634
NexTier Oilfield Solutions Inc. (a)	239	2,269
NOV Inc.	589	9,964
Oasis Petroleum Inc.	27	3,305
Occidental Petroleum Corporation	1,336	78,665
ONEOK, Inc.	670	37,195
Ovintiv Canada ULC	387	17,109
Patterson-UTI Energy Inc.	326	5,130
PBF Energy Inc. - Class A (a)	145	4,194
PDC Energy, Inc.	143	8,810
Peabody Energy Corp. (a)	159	3,385
Phillips 66	722	59,191
Pioneer Natural Resources Co.	338	75,327
Range Resources Corporation (a)	389	9,618
RPC Inc. (a)	109	751
Schlumberger Ltd.	2,121	75,848
SM Energy Company	183	6,263
Southwestern Energy Co. (a)	1,680	10,498
Targa Resources Corp	343	20,472
Tellurian Investments Inc. (a)	688	2,051
Texas Pacific Land Corporation	9	13,830
The Williams Companies, Inc.	1,828	57,044
Transocean Ltd. (a) (c)	940	3,130
Valaris Limited (a)	96	4,066
Valero Energy Corporation	612	65,084
Weatherford International Public Limited Company (a)	96	2,031
Whiting Petroleum Corporation	58	3,921
		2,408,598
Utilities 0.4%
National Fuel Gas Company	137	9,065
Materials 0.3%
Valvoline, Inc.	268	7,731
Total Common Stocks (cost $1,986,440)		2,425,394
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund, 1.02% (d) (e)	806	806
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	62	62
Total Short Term Investments (cost $868)		868
Total Investments 99.5% (cost $1,987,308)		2,426,262
Other Derivative Instruments (0.0)%		(232)
Other Assets and Liabilities, Net 0.5%		11,852
Total Net Assets 100.0%		2,437,882

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	186	September 2022	14,139	(232)	(251)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,425,394	—	—	2,425,394
Short Term Investments	868	—	—	868
	2,426,262	—	—	2,426,262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(251)	—	—	(251)
	(251)	—	—	(251)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.5%
Financials 85.3%
Affiliated Managers Group, Inc.	10	1,223
AFLAC Incorporated	161	8,882
Alleghany Corporation (a)	4	3,030
Ally Financial Inc.	89	2,969
American Equity Investment Life Holding Company	19	706
American Express Company	165	22,938
American Financial Group, Inc.	18	2,492
American International Group, Inc.	215	10,988
Ameriprise Financial, Inc.	30	7,070
Ameris Bancorp	18	706
AON Public Limited Company - Class A	58	15,576
Apollo Global Management, Inc. (b)	101	4,907
Arch Capital Group Ltd. (a)	102	4,655
Ares Management Corporation - Class A	46	2,643
Arthur J Gallagher & Co.	57	9,264
Artisan Partners Asset Management Inc. - Class A	18	656
Associated Banc-Corp	40	734
Assurant, Inc.	15	2,526
Assured Guaranty Ltd.	17	970
Atlantic Union Bank	21	702
AXIS Capital Holdings Limited	21	1,205
Axos Financial, Inc. (a)	15	528
BancFirst Corporation (c)	5	498
Bank of America Corporation	1,923	59,875
Bank of Hawaii Corporation	11	816
Bank OZK	30	1,120
BankUnited, Inc.	23	818
Berkshire Hathaway Inc. - Class B (a)	491	133,997
BlackRock, Inc.	39	23,530
Blue Owl Capital Inc. - Class A (c)	89	893
BOK Financial Corporation	8	619
Brighthouse Financial, Inc. (a)	21	858
Brown & Brown Inc.	63	3,703
Cadence Bank	51	1,203
Capital One Financial Corporation	107	11,119
Cathay General Bancorp	20	797
Chubb Limited	115	22,596
Cincinnati Financial Corporation	41	4,827
Citigroup Inc.	527	24,228
Citizens Financial Group Inc.	133	4,731
CME Group Inc. - Class A	97	19,959
CNA Financial Corp.	5	226
CNO Financial Group, Inc.	32	582
Cohen & Steers, Inc.	7	442
Columbia Banking System Inc.	22	617
Comerica Inc.	35	2,594
Commerce Bancshares Inc.	30	1,967
Community Bank System Inc.	14	916
Credit Acceptance Corp. (a)	2	942
Cullen/Frost Bankers Inc.	15	1,786
CVB Financial Corp.	37	913
Discover Financial Services	77	7,239
East West Bancorp, Inc.	39	2,497
Eastern Bankshares, Inc.	47	864
Enstar Group Limited (a)	3	711
Equitable Holdings, Inc.	95	2,490
Erie Indemnity Company - Class A	7	1,299
Essent Group Ltd.	28	1,098
Evercore Inc. - Class A	11	987
Everest Re Group, Ltd.	11	2,976
FactSet Research Systems Inc.	10	3,938
Federated Investors, Inc. - Class B	26	839
Fidelity National Financial, Inc. - Class A	77	2,851
Fifth Third Bancorp	186	6,261
First American Financial Corporation	30	1,565
First Bancorp.	54	698
First Citizens BancShares, Inc. - Class A	4	2,355
First Financial Bancorp.	25	487
First Financial Bankshares, Inc.	35	1,364
First Hawaiian, Inc.	34	776
First Horizon National Corporation	144	3,152
First Interstate BancSystem, Inc. - Class A	23	881
First Merchants Corporation	15	538
First Republic Bank	49	7,050
FirstCash Holdings, Inc.	11	752
FNB Corp.	93	1,014
Focus Financial Partners Inc. - Class A (a)	15	503
Franklin Resources Inc.	76	1,766
Freedom Holding Corp. (a) (c)	5	209
Fulton Financial Corp.	43	618
Glacier Bancorp, Inc.	29	1,397
Globe Life Inc.	24	2,387
Hamilton Lane Inc. - Class A	9	633
Hancock Whitney Co.	23	1,039
Hanover Insurance Group Inc.	10	1,413
Hilltop Holdings Inc.	13	360
Home BancShares, Inc.	50	1,040
Houlihan Lokey Inc. - Class A	14	1,089
Huntington Bancshares Incorporated	390	4,697
Independence Holdings, LLC	29	1,092
Independent Bank Corp.	13	1,011
Independent Bank Group, Inc.	10	668
Interactive Brokers Group, Inc. - Class A	24	1,301
Intercontinental Exchange, Inc.	151	14,237
International Bancshares Corporation	14	575
Invesco Ltd.	93	1,501
Jackson Financial Inc. - Class A (b)	25	678
Janus Henderson Group PLC	46	1,085
Jefferies Financial Group Inc.	53	1,456
JPMorgan Chase & Co.	797	89,724
K.K.R. Co., Inc. - Class A	161	7,442
Kemper Corp.	16	782
KeyCorp	253	4,358
Kinsale Capital Group, Inc.	6	1,338
Lincoln National Corporation	44	2,042
Live Oak Bancshares, Inc.	9	305
Loews Corp.	53	3,154
LPL Financial Holdings Inc.	22	3,990
M&T Bank Corporation	49	7,758
Markel Corporation (a)	4	4,762
MarketAxess Holdings Inc.	10	2,623
Marsh & McLennan Companies, Inc.	136	21,139
Mercury General Corp.	7	323
MetLife, Inc.	187	11,757
MGIC Investment Corp.	86	1,083
Moelis & Company LLC - Class A	16	649
Moody's Corp.	44	11,843
Morgan Stanley	380	28,875
Morningstar Inc.	6	1,538
Mr. Cooper Group Inc. (a)	21	760
MSCI Inc. - Class A	22	9,108
NASDAQ Inc.	31	4,768
Navient Corporation	39	542
Nelnet, Inc. - Class A	6	474
New York Community Bancorp Inc. - Series A (c)	125	1,141
Northern Trust Corp.	56	5,418
Old National Bancorp	80	1,185
Old Republic International Corp.	78	1,736
Pacific Premier Bancorp, Inc.	26	753
PacWest Bancorp	33	871
PennyMac Financial Services, Inc.	8	353
Pinnacle Financial Partners, Inc.	21	1,493
Popular Inc.	21	1,650
Primerica, Inc.	11	1,277
Principal Financial Group, Inc.	64	4,275
Progressive Corp.	159	18,448
Prosperity Bancshares Inc.	25	1,691
Prudential Financial Inc.	102	9,728
Radian Group Inc.	48	950
Raymond James Financial Inc.	53	4,703
Regions Financial Corporation	256	4,795
Reinsurance Group of America, Incorporated	18	2,147
RenaissanceRe Holdings Ltd	12	1,872
RLI Corp.	11	1,251
Ryan Specialty Group Holdings, Inc. - Class A (a)	16	615
S&P Global Inc.	94	31,738

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SEI Investments Co.	29	1,541
Selective Insurance Group Inc.	16	1,415
ServisFirst Bancshares, Inc.	13	1,040
Signature Bank	17	3,036
Silvergate Capital Corporation - Class A (a)	8	433
Simmons First National Corp. - Class A	33	692
SLM Corporation	71	1,132
SoFi Technologies, Inc. (a) (c)	203	1,069
South State Corp.	21	1,606
State Street Corporation	99	6,099
Stifel Financial Corp.	28	1,591
SVB Financial Group (a)	16	6,304
Synchrony Financial	137	3,773
Synovus Financial Corp.	39	1,421
T. Rowe Price Group, Inc.	62	7,044
Texas Capital Bancshares, Inc. (a)	14	729
TFS Financial Corporation	13	185
The Allstate Corporation	74	9,426
The Bank of New York Mellon Corporation (b)	202	8,409
The Blackstone Group Inc. - Class A	190	17,342
The Carlyle Group, Inc.	38	1,199
The Charles Schwab Corporation	409	25,849
The Goldman Sachs Group, Inc.	93	27,673
The Hartford Financial Services Group, Inc.	89	5,838
The PNC Financial Services Group, Inc.	112	17,701
The Travelers Companies, Inc.	65	11,047
TowneBank	18	481
Tradeweb Markets Inc. - Class A	28	1,940
Truist Financial Corporation	361	17,131
Trupanion Inc. (a)	9	558
U.S. Bancorp	368	16,922
UMB Financial Corp.	12	1,021
Umpqua Holdings Corp.	58	979
United Bankshares Inc.	37	1,299
United Community Banks, Inc.	29	870
Unum Group	56	1,890
Upstart Holdings, Inc. (a) (c)	14	430
Valley National Bancorp	113	1,180
Virtu Financial Inc. - Class A	22	515
Voya Financial, Inc.	27	1,633
W. R. Berkley Corporation	57	3,877
Walker & Dunlop, Inc.	8	778
Washington Federal Inc.	17	522
Webster Financial Corp.	49	2,051
Wells Fargo & Company	1,028	40,276
WesBanco Inc.	17	548
Western Alliance Bancorp	29	2,033
White Mountains Insurance Group Ltd	1	1,019
Willis Towers Watson Public Limited Company	30	5,970
Wintrust Financial Corporation	15	1,239
WSFS Financial Corp.	18	714
Zions Bancorp	41	2,098
		1,118,774
Information Technology 14.2%
ADS Alliance Data Systems, Inc.	14	501
MasterCard Incorporated - Class A	233	73,497
Paypal Holdings, Inc. (a)	314	21,940
The Western Union Company	107	1,766
Visa Inc. - Class A	446	87,902
		185,606
Health Care 0.0%
Corvel Corp. (a)	3	373
Total Common Stocks (cost $1,311,006)		1,304,753
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund, 1.02% (b) (d)	6,406	6,406
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (b) (d)	1,782	1,782
Total Short Term Investments (cost $8,188)		8,188
Total Investments 100.1% (cost $1,319,194)		1,312,941
Other Derivative Instruments (0.0)%		(112)
Other Assets and Liabilities, Net (0.1)%		(1,254)
Total Net Assets 100.0%		1,311,575

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	4,265	—	2,926	—	—	(1,339)	—	—
Apollo Global Management, Inc.	—	5,683	714	—	157	(219)	4,907	0.4
Athene Holding Ltd - Class A	2,963	—	1,875	—	—	(1,088)	—	—
Jackson Financial Inc. - Class A	1,019	177	108	28	(5)	(405)	678	0.1
The Bank of New York Mellon Corporation	11,926	1,436	1,409	144	26	(3,570)	8,409	0.6
	20,173	7,296	7,032	172	178	(6,621)	13,994	1.1

Effective January 1, 2022, Athene Holding Ltd - Class A merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization. Sales Proceeds includes the cost basis of $1,875 and $2,926 of Athene Holding Ltd - Class A and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management, Inc. that are included in Purchases.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	84	September 2022	8,219	(112)	(68)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,304,753	—	—	1,304,753
Short Term Investments	8,188	—	—	8,188
	1,312,941	—	—	1,312,941
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(68)	—	—	(68)
	(68)	—	—	(68)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.1%
10X Genomics, Inc. - Class A (a)	61	2,782
Abbott Laboratories	1,153	125,266
AbbVie Inc.	1,164	178,213
Abcellera Biologics Inc. (a) (b)	123	1,305
ABIOMED, Inc. (a)	30	7,406
Acadia Healthcare Company, Inc. (a)	59	4,016
ACADIA Pharmaceuticals Inc. (a)	78	1,101
Agilent Technologies, Inc.	197	23,411
Agiliti, Inc. (a)	19	395
Agilon Health Management, Inc. (a) (b)	32	693
Align Technology, Inc. (a)	48	11,349
Alkermes Public Limited Company (a)	106	3,158
Allscripts Healthcare Solutions, Inc. (a)	76	1,134
Alnylam Pharmaceuticals, Inc. (a)	80	11,731
Amedisys, Inc. (a)	22	2,265
AmerisourceBergen Corporation	99	14,004
Amgen Inc.	352	85,581
Amicus Therapeutics, Inc. (a)	168	1,800
AMN Healthcare Services, Inc. (a)	31	3,398
Anthem, Inc.	159	76,708
Apellis Pharmaceuticals, Inc. (a)	60	2,693
Apollo Medical Holdings, Inc. (a) (b) (c)	26	1,010
Arrowhead Pharmaceuticals Inc (a)	69	2,419
Arvinas Operations, Inc. (a)	30	1,250
AtriCure, Inc. (a)	31	1,261
Axonics Modulation Technologies, Inc. (a)	31	1,750
Baxter International Inc.	333	21,390
Beam Therapeutics Inc. (a) (b)	31	1,184
Becton, Dickinson and Company	188	46,394
Biogen Inc. (a)	96	19,667
Biohaven Pharmaceutical Holding Company Ltd. (a)	42	6,131
BioMarin Pharmaceutical Inc. (a)	121	10,070
Bio-Rad Laboratories, Inc. - Class A (a)	15	7,219
Bio-Techne Corporation	26	8,880
Blueprint Medicines Corporation (a)	39	1,949
Boston Scientific Corporation (a)	941	35,083
Bristol-Myers Squibb Company	1,402	107,947
Bruker Corp.	66	4,121
Cardinal Health, Inc.	182	9,503
Catalent Inc. (a)	118	12,637
Centene Corporation (a)	385	32,586
Cerevel Therapeutics Holdings, Inc. - Class A (a)	37	982
Certara, Inc. (a)	67	1,437
Change Healthcare Inc. (a)	165	3,797
Charles River Laboratories International Inc. (a)	33	7,098
Chemed Corporation	10	4,583
Cigna Holding Company	209	55,052
Conmed Corp.	19	1,840
Cooper Cos. Inc.	32	10,142
Corcept Therapeutics Inc. (a)	60	1,430
Coronado Topco, Inc. (a)	32	3,144
Covetrus, Inc. (a)	68	1,409
CRISPR Therapeutics AG (a) (b)	47	2,831
CVS Health Corporation	863	79,980
Cytokinetics, Incorporated (a)	56	2,213
Danaher Corporation	426	108,022
DaVita Inc. (a)	41	3,261
Definitive Healthcare Corp. - Class A (a) (b)	20	448
Denali Therapeutics Inc. (a)	60	1,772
Dentsply Sirona Inc.	144	5,153
DexCom Inc. (a)	260	19,388
Doximity, Inc. - Class A (a) (b)	62	2,151
Edwards Lifesciences Corporation (a)	409	38,930
Elanco Animal Health (a)	311	6,105
Eli Lilly & Co.	519	168,368
Encompass Health Corporation	66	3,674
Envista Holdings Corporation (a)	104	4,015
EQRX, Inc. (a) (b)	150	704
Evolent Health, Inc. - Class A (a)	53	1,635
Exact Sciences Corporation (a)	114	4,507
Exelixis, Inc. (a)	209	4,359
Fate Therapeutics, Inc. (a)	54	1,342
Gilead Sciences, Inc.	827	51,123
Glaukos Corp. (a)	31	1,398
Global Blood Therapeutics, Inc. (a)	40	1,268
Globus Medical Inc. - Class A (a)	52	2,923
Guardant Health, Inc. (a)	67	2,710
Haemonetics Corp. (a)	33	2,150
Halozyme Therapeutics, Inc. (a)	92	4,043
Harmony Biosciences Holdings Inc. (a)	15	753
HCA Healthcare, Inc.	150	25,133
HealthEquity, Inc. (a)	55	3,383
Henry Schein Inc. (a)	91	7,001
Hologic Inc. (a)	164	11,387
Horizon Therapeutics Public Limited Company (a)	152	12,148
Humana Inc.	83	38,964
ICU Medical, Inc. (a)	13	2,162
IDEXX Laboratories, Inc. (a)	56	19,477
Illumina, Inc. (a)	103	19,015
Inari Medical, Inc. (a) (b)	22	1,509
Incyte Corporation (a)	124	9,395
Insmed Inc. (a)	80	1,578
Inspire Medical Systems Inc. (a)	18	3,301
Insulet Corporation (a)	45	9,880
Integer Holdings Corporation (a)	21	1,461
Integra LifeSciences Holdings Corp. (a)	47	2,537
Intellia Therapeutics, Inc. (a)	47	2,410
Intra-Cellular Therapies, Inc. (a)	57	3,257
Intuitive Surgical, Inc. (a)	236	47,440
Ionis Pharmaceuticals Inc. (a)	93	3,451
Iovance Biotherapeutics Inc. (a)	94	1,037
IQVIA Inc. (a)	125	27,138
iRhythm Technologies Inc. (a)	20	2,120
Jazz Pharmaceuticals Public Limited Company (a)	42	6,531
Johnson & Johnson	1,733	307,568
Karuna Therapeutics, Inc. (a)	14	1,790
Laboratory Corporation of America Holdings	61	14,262
Lantheus Holdings Inc. (a)	45	3,000
Lifestance Health Group, Inc. (a) (b)	28	158
LivaNova PLC (a)	34	2,144
Maravai LifeSciences Holdings, Inc. - Class A (a)	71	2,013
Masimo Corp. (a)	33	4,328
McKesson Corporation	95	31,122
Medpace Holdings, Inc. (a)	19	2,831
Medtronic Public Limited Company	883	79,281
Merck & Co., Inc.	1,665	151,809
Merit Medical Systems Inc. (a)	33	1,805
Mettler-Toledo International Inc. (a)	15	17,117
Mirati Therapeutics, Inc. (a)	33	2,203
Moderna, Inc. (a)	229	32,676
Molina Healthcare, Inc. (a)	38	10,734
Multiplan Corporation - Class A (a) (b)	156	856
Natera, Inc. (a)	59	2,097
Neogen Corp. (a)	71	1,708
Neurocrine Biosciences, Inc. (a)	62	6,079
Nevro Corp. (a)	23	1,014
Novavax, Inc. (a) (b)	51	2,647
Novocure Limited (a)	59	4,111
Nutex Health Inc. (a) (b)	17	55
NuVasive Inc. (a)	35	1,697
Oak Street Health, Inc. (a) (b)	92	1,513
Omnicell, Inc. (a)	29	3,292
OPKO Health, Inc. (a) (b)	254	642
Option Care Health, Inc. (a)	92	2,562
Organon & Co.	165	5,582
Owens & Minor Inc.	51	1,590
Pacira Biosciences, Inc. (a)	30	1,727
Patterson Cos. Inc.	58	1,751
Penumbra, Inc. (a)	23	2,855
PerkinElmer Inc.	83	11,785
Perrigo Company Public Limited Company	88	3,571
Pfizer Inc.	3,695	193,706
Premier Healthcare Solutions, Inc. - Class A	78	2,800
Prestige Consumer Healthcare Inc. (a)	32	1,904
Privia Health Group Inc. (a)	18	516
Progyny, Inc. (a)	47	1,358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
PTC Therapeutics, Inc. (a)	44	1,778
Quest Diagnostics Incorporated	78	10,311
R1 RCM Inc. (a)	90	1,883
Regeneron Pharmaceuticals, Inc. (a)	71	41,975
Relay Therapeutics, Inc. (a)	52	868
Repligen Corporation (a)	34	5,486
ResMed Inc.	97	20,321
Roivant Sciences Ltd. (a) (b)	63	256
Royalty Pharma PLC - Class A	240	10,109
Sage Therapeutics Inc. (a)	33	1,077
Sarepta Therapeutics, Inc. (a)	57	4,280
Seagen Inc. (a)	88	15,608
Select Medical Holdings Corporation	68	1,596
Shockwave Medical, Inc. (a)	24	4,501
Signify Health, Inc. - Class A (a) (b)	16	221
Sotera Health LLC (a)	62	1,221
Springworks Therapeutics, Inc. (a)	18	447
Staar Surgical Co. (a)	32	2,250
Steris Limited	65	13,503
Stryker Corporation	222	44,085
Symbion, Inc. (a)	25	709
Syneos Health, Inc. - Class A (a)	68	4,883
Tandem Diabetes Care Inc. (a)	42	2,466
Teladoc Health, Inc. (a)	106	3,519
Teleflex Incorporated	31	7,570
Tenet Healthcare Corporation (a)	69	3,639
The Ensign Group, Inc.	34	2,513
Thermo Fisher Scientific Inc.	258	140,037
Tilray, Inc. (a)	361	1,125
Ultragenyx Pharmaceutical Inc. (a)	46	2,716
United Therapeutics Corporation (a)	30	7,145
UnitedHealth Group Incorporated	618	317,295
Universal Health Services Inc. - Class B	45	4,544
Veeva Systems Inc. - Class A (a)	93	18,353
Vertex Pharmaceuticals Incorporated (a)	168	47,426
Viatris Inc.	792	8,297
VIR Biotechnology, Inc. (a)	48	1,214
Waters Corp. (a)	40	13,096
West Pharmaceutical Services Inc.	49	14,724
Zimmer Biomet Holdings, Inc.	138	14,492
Zoetis Inc. - Class A	310	53,267
		3,541,780
Consumer Staples 0.5%
Walgreens Boots Alliance, Inc.	475	17,998
Materials 0.1%
AptarGroup, Inc.	42	4,319
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	639	1,520
		5,839
Information Technology 0.1%
Brooks Automation Inc.	49	3,558
Consumer Discretionary 0.0%
Warby Parker Inc. - Class A (a) (b)	8	89
Total Common Stocks (cost $2,220,684)		3,569,264
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	7,500	7,500
Investment Companies 0.2%
JNL Government Money Market Fund, 1.02% (c) (d)	5,859	5,859
Total Short Term Investments (cost $13,359)		13,359
Total Investments 100.2% (cost $2,234,043)		3,582,623
Other Derivative Instruments (0.0)%		(37)
Other Assets and Liabilities, Net (0.2)%		(8,523)
Total Net Assets 100.0%		3,574,063

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	68	September 2022	8,591	(37)	230

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,569,264	—	—	3,569,264
Short Term Investments	13,359	—	—	13,359
	3,582,623	—	—	3,582,623
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	230	—	—	230
	230	—	—	230

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 92.1%
3M Company	29	3,774
AAON, Inc.	2	116
ABM Industries Incorporated	3	149
Acuity Brands, Inc.	2	274
Advanced Drainage Systems, Inc.	3	259
AECOM	7	475
Aerojet Rocketdyne Holdings, Inc. (a)	4	155
AeroVironment, Inc. (a)	1	97
AGCO Corporation	3	308
Air Lease Corporation - Class A	5	182
Air Transport Services Group, Inc. (a)	3	86
Alaska Air Group, Inc. (a)	7	264
Allegiant Travel Company (a)	1	85
Allegion Public Limited Company	5	444
Altra Industrial Motion Corp.	3	117
AMERCO	—	238
American Airlines Group Inc. (a) (b)	33	420
AMETEK, Inc.	12	1,301
AO Smith Corp.	7	365
APi Group Corporation (a)	10	156
Applied Industrial Technologies, Inc.	2	188
Arcosa, Inc.	3	120
Armstrong World Industries, Inc.	2	178
Atkore International Group Inc. (a)	2	183
Atlas Air Worldwide Holdings, Inc. (a)	1	82
Avis Budget Group, Inc. (a)	2	259
Axone Intelligence Inc. (a)	4	344
Azek Company Inc - Class A (a)	6	95
Beacon Roofing Supply, Inc. (a)	3	145
Bloom Energy Corporation - Class A (a)	8	139
Brady Corp. - Class A	2	116
Brink's Co.	2	148
Builders FirstSource, Inc. (a)	9	476
BWXT Government Group, Inc.	5	257
C.H. Robinson Worldwide, Inc.	7	665
Carlisle Cos. Inc.	3	633
Carrier Global Corporation	43	1,548
Casella Waste Systems Inc. - Class A (a)	3	186
Caterpillar Inc.	27	4,887
CBIZ Inc. (a)	3	106
Chart Industries, Inc. (a)	2	309
Cintas Corp.	4	1,665
Clean Harbors Inc. (a)	3	223
Comfort Systems USA Inc.	2	152
Core & Main, Inc. - Class A (a)	3	64
Cornerstone Building Brands, Inc. (a)	3	69
Crane Holdings, Co.	2	213
CSX Corp.	111	3,238
Cummins Inc.	7	1,397
Curtiss-Wright Corp.	2	262
Deere & Company	14	4,285
Delta Air Lines, Inc. (a)	33	954
Donaldson Co. Inc.	6	299
Dover Corporation	7	893
Dycom Industries, Inc. (a)	2	143
Eaton Corporation Public Limited Company	20	2,577
Elance, Inc. (a)	6	132
EMCOR Group, Inc.	3	269
Emerson Electric Co.	30	2,422
Encore Wire Corp.	1	107
EnerSys	2	124
Equifax Inc.	6	1,149
Evoqua Water Technologies Corp. (a)	6	205
Expeditors International of Washington Inc.	9	836
Exponent, Inc.	3	241
Fastenal Co.	30	1,476
Federal Signal Corporation	3	109
FedEx Corporation	12	2,771
First Advantage Corporation (a)	2	26
Flowserve Corporation	7	189
Fluor Corp. (a)	7	175
Forward Air Corp.	1	125
Franklin Electric Co. Inc.	2	145
Frontier Group Holdings, Inc. (a) (b)	1	13
FTI Consulting Inc. (a)	2	314
Gates Industrial Corporation PLC (a)	5	52
GATX Corporation	2	170
Generac Holdings Inc. (a)	3	690
General Dynamics Corporation	12	2,614
General Electric Company	56	3,592
Graco Inc.	9	515
GrafTech International Ltd.	10	71
GXO Logistics Inc. (a)	5	224
Hayward Holdings, Inc. (a)	3	42
HEICO Corp.	2	282
HEICO Corp. - Class A	4	404
Helios Technologies, Inc.	2	110
Herc Holdings Inc.	1	114
Hertz Global Holdings, Inc. (a) (b)	3	40
Hexcel Corp.	4	222
Hillenbrand Inc.	4	152
Hillman Solutions Corp. - Class A (a)	5	46
Honeywell International Inc.	35	6,064
Howmet Aerospace Inc.	19	602
HUB Group Inc. - Class A (a)	2	121
Hubbell Inc.	3	491
Huntington Ingalls Industries Inc.	2	451
IAA Spinco Inc. (a)	7	224
IDEX Corporation	4	708
Illinois Tool Works Inc.	15	2,647
Ingersoll Rand Inc.	21	874
Insperity, Inc.	2	181
ITT Industries Holdings, Inc.	4	291
Jacobs Engineering Group Inc.	7	841
JB Hunt Transport Services Inc.	4	679
JELD-WEN Holding, Inc. (a)	5	67
JetBlue Airways Corporation (a)	17	141
Joby Aviation, Inc. - Class A (a) (b)	13	66
John Bean Technologies Corp.	2	178
Johnson Controls International Public Limited Company	36	1,706
Kadant Inc.	1	108
Kennametal Inc.	4	96
Kirby Corp. (a)	3	182
Knight-Swift Transportation Holdings Inc. - Class A	8	390
Korn Ferry	3	161
Kratos Defense & Security Solutions, Inc. (a)	7	93
L3Harris Technologies, Inc.	10	2,389
Landstar System Inc.	2	277
LegalZoom.com, Inc. (a) (b)	1	13
Lennox International Inc.	2	350
Lincoln Electric Holdings Inc.	3	370
Lockheed Martin Corporation	12	5,219
ManpowerGroup Inc.	3	209
Masco Corporation	12	613
Masonite International Corporation (a)	1	92
MasTec Inc. (a)	3	214
Matson Intermodal - Paragon, Inc.	2	156
Mercury Systems Inc. (a)	3	195
Middleby Corp. (a)	3	354
Moog Inc. - Class A	1	118
MSA Safety Inc.	2	227
MSC Industrial Direct Co. - Class A	2	180
Mueller Industries Inc.	3	156
Mueller Water Products Inc. - Class A	8	93
Nielsen Holdings plc	19	430
Nikola Subsidiary Corporation (a) (b)	11	54
Nordson Corp.	3	562
Norfolk Southern Corporation	12	2,776
Northrop Grumman Systems Corp.	7	3,584
Nvent Electric Public Limited Company	8	265
Old Dominion Freight Line Inc.	5	1,208
Oshkosh Corp.	3	278
Otis Worldwide Corporation	22	1,529
Owens Corning Inc.	5	369
PACCAR Inc.	18	1,467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation	7	1,623
Parsons Corporation (a)	1	53
Pentair Public Limited Company	8	384
Plug Power Inc. (a) (b)	27	444
Quanta Services, Inc.	7	924
Raytheon BBN Technologies Corp.	76	7,326
RBC Bearings Incorporated (a)	1	270
Regal-Beloit Corp.	3	388
Republic Services Inc.	11	1,395
Resideo Technologies, Inc. (a)	8	149
Robert Half International Inc.	6	426
Rocket Lab USA, Inc. - Class A (a) (b)	7	27
Rockwell Automation Inc.	6	1,190
Roper Technologies, Inc.	5	2,139
Ryder System, Inc.	3	193
Saia, Inc. (a)	1	252
Schneider National, Inc. - Class B	2	38
Simpson Manufacturing Co. Inc.	2	222
SiteOne Landscape Supply, Inc. (a)	2	276
Snap-On Inc.	3	541
Southwest Airlines Co. (a)	30	1,099
Spirit Aerosystems Holdings Inc. - Class A	5	157
Spirit Airlines, Inc. (a)	6	132
SPX Corp. (a)	2	127
Stanley Black & Decker, Inc.	8	814
Stericycle Inc. (a)	5	213
Terex Corp.	4	97
Tetra Tech, Inc.	3	380
Textron Inc.	11	673
The Boeing Company (a)	29	3,897
Timken Co.	4	186
Toro Co.	5	403
Trane Technologies Public Limited Company	12	1,552
TransDigm Group Inc. (a)	3	1,431
TransUnion	10	789
Trex Company, Inc. (a)	6	319
TriNet Group Inc. (a)	2	150
Trinity Industries Inc.	4	87
Triton Container International Limited	3	175
Tusimple Holdings Inc. - Class A (a) (b)	2	12
UniFirst Corp.	1	133
Union Pacific Corporation	32	6,865
United Airlines Holdings, Inc. (a)	17	596
United Parcel Service Inc. - Class B	38	6,871
United Rentals Inc. (a)	4	890
Valmont Industries Inc.	1	241
Verisk Analytics, Inc.	8	1,401
Vertiv Holdings, LLC - Class A	15	125
Virgin Galactic Holdings, Inc. - Class A (a) (b)	9	54
W. W. Grainger, Inc.	2	995
Wabtec Corp.	9	768
Waste Management, Inc.	20	2,995
Watsco Inc.	2	409
Watts Water Technologies Inc. - Class A	1	172
Welbilt Inc. (a)	7	157
Werner Enterprises Inc.	3	118
WESCO International, Inc. (a)	2	247
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	367
Woodward Governor Co.	3	285
XPO Logistics, Inc. (a)	5	249
Xylem Inc.	9	724
Zurn Water Solutions Corporation	6	177
		153,832
Information Technology 5.7%
Advanced Energy Industries, Inc.	2	140
Automatic Data Processing, Inc.	21	4,497
Badger Meter, Inc.	2	126
Booz Allen Hamilton Holding Corporation - Class A	7	608
Global Payments Inc.	14	1,595
KBR, Inc.	7	342
MAXIMUS Inc.	3	193
Paychex Inc.	17	1,881
Verra Mobility Corporation - Class A (a)	6	101
		9,483
Materials 0.7%
Allegheny Technologies Incorporated (a)	6	145
Arconic Corporation (a)	5	149
Avery Dennison Corporation	4	676
Louisiana-Pacific Corp.	4	221
Worthington Industries Inc.	2	72
		1,263
Consumer Discretionary 0.5%
ADT, Inc.	12	74
Aramark	13	405
Installed Building Products, Inc.	1	98
TopBuild Corp. (a)	2	277
		854
Utilities 0.2%
MDU Resources Group Inc.	11	285
Consumer Staples 0.1%
Energizer Holdings, Inc.	3	92
Seaboard Corp.	—	50
		142
Health Care 0.1%
Enovis Corporation (a)	2	134
Communication Services 0.0%
Ziprecruiter, Inc. - Class A (a)	1	8
Total Common Stocks (cost $188,528)		166,001
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund, 1.02% (c) (d)	1,055	1,055
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	423	423
Total Short Term Investments (cost $1,478)		1,478
Total Investments 100.3% (cost $190,006)		167,479
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.3)%		(523)
Total Net Assets 100.0%		166,960

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	15	September 2022	1,321	4	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	166,001	—	—	166,001
Short Term Investments	1,478	—	—	1,478
	167,479	—	—	167,479
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.9%
Information Technology 98.1%
Accenture Public Limited Company - Class A	298	82,840
ACI Worldwide, Inc. (a)	53	1,363
Adobe Inc. (a)	223	81,466
Advanced Micro Devices, Inc. (a)	763	58,367
Affirm Holdings, Inc. - Class A (a) (b)	79	1,430
Akamai Technologies, Inc. (a)	75	6,870
Alarm.Com Holdings, Inc. (a)	21	1,317
Allegro Microsystems Inc. (a)	24	487
Altair Engineering Inc. - Class A (a)	24	1,279
Alteryx, Inc. - Class A (a)	28	1,373
Ambarella Inc. (a)	18	1,170
Amkor Technology, Inc.	46	777
Amphenol Corporation - Class A	283	18,208
Analog Devices, Inc.	246	36,009
ANSYS, Inc. (a)	41	9,804
AppFolio, Inc. - Class A (a)	9	841
Appian Corporation - Class A (a)	20	937
Apple Inc.	5,657	773,445
Applied Materials, Inc.	417	37,897
AppLovin Corporation - Class A (a) (b)	18	609
Arista Networks, Inc. (a)	106	9,930
Arrow Electronics, Inc. (a)	31	3,417
Asana, Inc. - Class A (a)	40	704
Autodesk, Inc. (a)	102	17,611
Avalara, Inc. (a)	42	2,934
Avnet, Inc.	45	1,950
Belden Inc.	19	996
Bentley Systems, Incorporated - Class B	88	2,943
Bill.Com Holdings Inc. (a)	44	4,836
Black Knight, Inc. (a)	74	4,822
Blackbaud, Inc. (a)	21	1,232
Blackline, Inc. (a)	26	1,700
Box, Inc. - Class A (a)	68	1,698
Broadcom Inc.	192	93,422
Broadridge Financial Solutions, Inc.	55	7,826
CACI International Inc. - Class A (a)	11	3,131
Cadence Design Systems Inc. (a)	130	19,478
Calix, Inc. (a)	26	874
CCC Intelligent Solutions Holdings Inc. (a) (b)	27	244
CDK Global, Inc.	55	2,987
CDW Corp.	64	10,065
Ceridian HCM Holding Inc. (a)	64	3,034
Ciena Corp. (a)	73	3,339
Cirrus Logic Inc. (a)	28	2,004
Cisco Systems, Inc.	1,957	83,430
Citrix Systems Inc.	59	5,747
Clear Secure, Inc. - Class A (a) (b)	7	132
Cloudflare, Inc. - Class A (a)	133	5,825
CMC Materials, Inc	13	2,323
Cognex Corp.	81	3,458
Cognizant Technology Solutions Corp. - Class A	245	16,567
Coherent Inc. (a)	12	3,100
CommVault Systems Inc. (a)	21	1,296
Concentrix Corporation	20	2,772
Confluent, Inc. - Class A (a) (b)	56	1,294
Corning Incorporated	355	11,192
Coupa Software Incorporated (a)	36	2,045
CrowdStrike Holdings, Inc. - Class A (a)	101	16,939
Cvent Holding Corp. (a) (b)	33	152
Datadog, Inc. - Class A (a)	122	11,595
Dell Technology Inc. - Class C	129	5,969
Digital Turbine USA, Inc. (a)	42	740
DigitalOcean Holdings, Inc. (a) (b)	9	368
Diodes Inc. (a)	20	1,310
DocuSign, Inc. (a)	94	5,421
Dolby Laboratories, Inc. - Class A	31	2,189
DoubleVerify Holdings, Inc. (a)	11	258
Dropbox, Inc. - Class A (a)	125	2,632
Duck Creek Technologies, Inc. (a)	36	528
DXC Technology Company (a)	114	3,468
Dynatrace Holdings LLC (a)	93	3,676
E2Open Parent Holdings, Inc. - Class A (a) (b)	83	643
Elastic NV (a)	35	2,353
Emersub CX, Inc. (a)	13	2,408
Enphase Energy, Inc. (a)	63	12,388
Entegris, Inc.	64	5,912
Envestnet, Inc. (a)	26	1,357
EPAM Systems, Inc. (a)	27	7,959
Euronet Worldwide Inc. (a)	24	2,395
EverCommerce Inc. (a) (b)	8	76
EVERTEC, Inc.	29	1,053
ExlService Holdings Inc. (a)	16	2,346
F5 Networks, Inc. (a)	29	4,377
Fabrinet (a)	18	1,425
Fair Isaac Corporation (a)	12	4,822
Fastly, Inc. - Class A (a)	52	608
Fidelity National Information Services, Inc.	288	26,365
First Solar, Inc. (a)	47	3,225
Fiserv, Inc. (a)	275	24,436
Five9 Inc. (a)	33	2,985
FleetCor Technologies Inc. (a)	37	7,672
Flex Ltd. (a)	218	3,155
Flywire Corporation (a)	5	92
FormFactor Inc. (a)	38	1,458
Fortinet, Inc. (a)	313	17,720
Gartner Inc. (a)	38	9,192
Genpact Limited	81	3,413
GoDaddy Inc. - Class A (a)	76	5,265
Guidewire Software, Inc. (a)	39	2,774
Hewlett Packard Enterprise Company	614	8,140
HP Inc.	496	16,256
HubSpot Inc. (a)	21	6,446
II-VI Incorporated (a) (b)	49	2,494
Informatica Inc. - Class A (a) (b)	15	318
Insight Enterprises, Inc. (a)	17	1,452
Intel Corporation	1,926	72,049
International Business Machines Corporation	424	59,813
Intuit Inc.	133	51,343
IPG Photonics Corporation (a)	16	1,521
Itron Inc. (a)	21	1,040
Jabil Inc.	66	3,394
Jack Henry & Associates Inc.	35	6,210
JAMF Holding Corp. (a)	26	649
JFROG Ltd (a)	22	454
Juniper Networks, Inc.	152	4,328
Keysight Technologies, Inc. (a)	86	11,815
KLA-Tencor Corp.	70	22,405
Kulicke & Soffa Industries Inc.	29	1,227
Kyndryl Holdings, Inc. (a)	84	817
Lam Research Corp.	65	27,832
Lattice Semiconductor Corp. (a)	65	3,141
Leidos Holdings Inc.	64	6,439
Littelfuse Inc.	12	2,927
Liveramp, Inc. (a)	32	816
Lumentum Holdings Inc. (a)	33	2,581
MACOM Technology Solutions Holdings, Inc. (a)	23	1,046
Manhattan Associates Inc. (a)	30	3,382
Mantech International Corp. - Class A	13	1,220
Marqeta, Inc. - Class A (a)	173	1,401
Marvell Technology, Inc.	401	17,455
MaxLinear, Inc. (a)	34	1,169
Microchip Technology Incorporated	261	15,168
Micron Technology, Inc.	526	29,075
Microsoft Corporation	2,774	712,437
MicroStrategy Inc. - Class A (a) (b)	5	747
MKS Instruments, Inc.	26	2,716
Momentive Global Inc. (a)	60	531
MongoDB, Inc. - Class A (a)	32	8,233
Monolithic Power Systems Inc.	21	7,883
Motorola Solutions Inc.	79	16,555
National Instruments Corp.	64	1,987
nCino, Inc. (a) (b)	29	899
NCR Corporation (a)	62	1,942
NetApp, Inc.	105	6,840
NetScout Systems, Inc. (a)	33	1,118
New Relic, Inc. (a)	28	1,424

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
NortonLifelock Inc.	274	6,009
Novantas Inc. (a)	17	2,034
Nutanix, Inc. - Class A (a)	104	1,520
NVIDIA Corporation	1,179	178,784
NXP Semiconductors N.V.	124	18,350
Okta, Inc. - Class A (a)	71	6,448
On Semiconductor Corporation (a)	204	10,275
Onto Innovation Inc. (a)	24	1,644
Oracle Corporation	741	51,806
Pagerduty, Inc. (a)	37	921
Palantir Technologies Inc. - Class A (a)	767	6,960
Palo Alto Networks, Inc. (a)	46	22,903
Paycom Software, Inc. (a)	23	6,370
PAYCOR HCM, Inc. (a)	16	418
Paylocity Holding Corporation (a)	19	3,237
Pegasystems Inc.	20	951
Perficient, Inc. (a)	16	1,453
Ping Identity Holding Corp. (a)	28	516
Plexus Corp. (a)	14	1,064
Power Integrations Inc.	28	2,116
Progress Software Corp.	18	807
PTC Inc. (a)	49	5,260
Pure Storage, Inc. - Class A (a)	132	3,392
Q2 Holdings, Inc. (a)	28	1,061
Qorvo, Inc. (a)	51	4,835
Qualcomm Incorporated	528	67,386
Qualtrics International Inc. - Class A (a)	49	618
Qualys, Inc. (a)	16	1,966
Rackspace Technology, Inc. (a) (b)	29	211
Rambus Inc. (a)	50	1,071
Rapid7, Inc. (a)	27	1,833
RingCentral, Inc. - Class A (a)	40	2,095
SailPoint Technologies Holdings, Inc. (a)	45	2,791
Salesforce.Com, Inc. (a)	468	77,231
Sanmina Corp. (a)	29	1,200
Science Applications International Corp.	27	2,498
Seagate Technology Holdings Public Limited Company	93	6,651
Semtech Corp. (a)	30	1,650
SentinelOne, Inc. - Class A (a) (b)	88	2,057
ServiceNow, Inc. (a)	94	44,897
Shift4 Payments, LLC - Class A (a)	25	823
Silicon Laboratories Inc. (a)	17	2,412
Sitime Corporation (a)	7	1,196
Skyworks Solutions, Inc.	76	7,009
Smartsheet Inc. - Class A (a)	61	1,914
Snowflake Inc. - Class A (a)	114	15,862
SolarEdge Technologies Ltd. (a)	26	7,159
SolarWinds Corporation	24	245
Splunk Inc. (a)	76	6,720
Sprout Social, Inc. - Class A (a)	22	1,302
SPS Commerce, Inc. (a)	17	1,933
Square, Inc. - Class A (a)	237	14,544
Squarespace, Inc. - Class A (a) (b)	14	301
SS&C Technologies Holdings, Inc.	104	6,036
SunPower Corporation (a) (b)	39	618
Super Micro Computer, Inc. (a)	20	826
Switch Inc - Class A	64	2,144
Synaptics Incorporated (a)	19	2,212
SYNNEX Corporation	20	1,791
Synopsys Inc. (a)	72	21,900
TE Connectivity Ltd. (c)	151	17,134
Tenable Holdings, Inc. (a)	45	2,022
Teradata Corporation (a)	50	1,864
Teradyne Inc.	75	6,757
Texas Instruments Incorporated	434	66,734
The Trade Desk, Inc. - Class A (a)	207	8,685
Thoughtworks Holding, Inc. (a) (b)	19	265
Trimble Inc. (a)	118	6,897
TTEC Holdings, Inc.	8	558
Tyler Technologies Inc. (a)	19	6,452
Uipath, Inc. - Class A (a)	132	2,398
Unity Software Inc. (a) (b)	79	2,897
Universal Display Corporation	20	2,039
Varonis Systems, Inc. (a)	52	1,524
Verint Systems Inc. (a)	30	1,283
VeriSign, Inc. (a)	45	7,545
ViaSat, Inc. (a)	35	1,079
Viavi Solutions Inc. (a)	103	1,361
Vishay Intertechnology Inc.	63	1,129
VMware, Inc. - Class A	95	10,864
Vontier Corporation	78	1,797
Western Digital Corporation (a)	148	6,656
Wex, Inc. (a)	21	3,278
Wolfspeed, Inc. (a)	58	3,694
Workday, Inc. - Class A (a)	94	13,055
Workiva Inc. - Class A (a)	23	1,497
Xerox Holdings Corporation	55	810
Zebra Technologies Corp. - Class A (a)	25	7,291
Zendesk, Inc. (a)	58	4,276
Zoom Video Communications, Inc. - Class A (a)	107	11,599
Zscaler, Inc. (a)	38	5,701
		3,678,478
Industrials 1.3%
Alight, Inc. - Class A (a)	122	822
ASGN Incorporated (a)	24	2,165
Aurora Innovations Inc. - Class A (a) (b)	135	257
Clarivate PLC (a)	185	2,570
Dun & Bradstreet Holdings, Inc. (a)	72	1,087
Fortive Corporation	168	9,156
Maxar Technologies Inc.	34	894
Sensata Technologies Holding PLC	74	3,036
Sterling Check Corp. (a) (b)	5	83
SunRun Inc. (a)	99	2,318
Teledyne Technologies Inc. (a)	22	8,239
Uber Technologies, Inc. (a)	795	16,258
Vicor Corp. (a)	10	544
		47,429
Consumer Discretionary 0.2%
Garmin Ltd.	72	7,083
Powerschool Holdings, Inc. - Class A (a)	21	254
Sonos, Inc. (a)	58	1,047
		8,384
Communication Services 0.2%
Bumble Inc. - Class A (a) (b)	34	966
Lyft, Inc. - Class A (a)	143	1,903
ZoomInfo Technologies Inc. - Class A (a)	143	4,745
		7,614
Financials 0.1%
Coinbase Global, Inc. - Class A (a) (b)	15	724
Forge Global Holdings, Inc. (a) (b)	47	493
		1,217
Utilities 0.0%
Sunnova Energy International Inc. (a)	45	830
Total Common Stocks (cost $2,724,263)		3,743,952
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	5,619	5,619
Investment Companies 0.0%
JNL Government Money Market Fund, 1.02% (d) (e)	1,590	1,590
Total Short Term Investments (cost $7,209)		7,209
Total Investments 100.1% (cost $2,731,472)		3,751,161
Other Derivative Instruments (0.0)%		(111)
Other Assets and Liabilities, Net (0.1)%		(2,292)
Total Net Assets 100.0%		3,748,758

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/27/15	13,674	17,134	0.5

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	93	September 2022	11,965	(111)	(26)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	3,743,952	—	—	3,743,952
Short Term Investments	7,209	—	—	7,209
	3,751,161	—	—	3,751,161
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(26)	—	—	(26)
	(26)	—	—	(26)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.7%
Materials 95.9%
Air Products and Chemicals, Inc.	54	12,923
Albemarle Corporation	28	5,931
Alcoa Corporation	45	2,037
Alpha Metallurgical Resources, Inc.	4	551
Ashland Global Holdings Inc.	12	1,266
Avient Corporation	22	888
Axalta Coating Systems Ltd. (a)	50	1,115
Balchem Corporation	8	1,010
Cabot Corp.	14	872
Celanese Corp. - Class A	26	3,087
CF Industries Holdings Inc.	51	4,333
Cleveland-Cliffs Inc. (a)	116	1,778
Commercial Metals Co.	29	975
Compass Minerals International, Inc.	8	293
Corteva, Inc.	175	9,494
Dow Inc.	176	9,106
DuPont de Nemours, Inc.	123	6,849
Eagle Materials Inc.	10	1,052
Eastman Chemical Co.	31	2,803
Ecolab Inc.	60	9,259
Element Solutions, Inc.	53	940
FMC Corporation	31	3,266
Freeport-McMoRan Inc.	351	10,275
GCP Applied Technologies Inc. (a)	13	409
H.B. Fuller Company	13	774
Hecla Mining Co.	131	512
Huntsman Corp.	48	1,369
Ingevity Corporation (a)	9	593
Innospec Inc.	6	576
International Flavors & Fragrances Inc.	62	7,356
Linde Public Limited Company	122	35,065
Livent Corporation (a)	39	889
LyondellBasell Industries N.V. - Class A	63	5,485
Martin Marietta Materials Inc.	15	4,522
Minerals Technologies Inc.	8	490
MOS Holdings Inc.	88	4,143
MP Materials Corp. - Class A (a)	18	580
NewMarket Corp.	2	494
Newmont Corporation	192	11,475
Nucor Corporation	65	6,731
Olin Corporation	34	1,556
PPG Industries, Inc.	57	6,544
Quaker Chemical Corp. (b)	3	487
Reliance Steel & Aluminum Co.	15	2,550
Royal Gold Inc.	16	1,698
RPM International Inc.	31	2,470
Scotts Miracle-Gro Co.	10	774
Sensient Technologies Corporation	10	820
Sherwin-Williams Co.	58	12,985
Southern Copper Corporation	21	1,026
Steel Dynamics Inc.	43	2,873
Stepan Co.	5	520
Summit Materials, Inc. - Class A (a)	29	666
The Chemours Company	38	1,206
Tronox Holdings PLC	28	469
United States Steel Corporation	63	1,131
Vulcan Materials Co.	32	4,576
Westlake Chemical Corporation	8	793
		214,710
Health Care 2.1%
Avantor, Inc. (a)	148	4,600
Industrials 1.2%
Boise Cascade Company	10	569
UFP Industries, Inc.	15	1,036
Univar Solutions Inc. (a)	41	1,020
		2,625
Consumer Staples 0.3%
WD-40 Co.	3	666
Energy 0.2%
Enviva, Inc.	7	397
Total Common Stocks (cost $261,619)		222,998
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund, 1.02% (c) (d)	3,205	3,205
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	242	242
Total Short Term Investments (cost $3,447)		3,447
Total Investments 101.2% (cost $265,066)		226,445
Other Derivative Instruments (0.0)%		(49)
Other Assets and Liabilities, Net (1.2)%		(2,599)
Total Net Assets 100.0%		223,797
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	13	September 2022	1,072	(49)	(57)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	222,998	—	—	222,998
Short Term Investments	3,447	—	—	3,447
	226,445	—	—	226,445
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(57)	—	—	(57)
	(57)	—	—	(57)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.8%
Information Technology 49.9%
Adobe Inc. (a)	203	74,474
Advanced Micro Devices, Inc. (a)	698	53,367
Analog Devices, Inc.	224	32,785
ANSYS, Inc. (a)	37	8,951
Apple Inc.	4,200	574,293
Applied Materials, Inc.	375	34,079
ASML Holding - ADR	37	17,552
Atlassian Corporation PLC - Class A (a)	62	11,538
Autodesk, Inc. (a)	94	16,222
Automatic Data Processing, Inc.	180	37,835
Broadcom Inc.	176	85,336
Cadence Design Systems Inc. (a)	119	17,844
Cisco Systems, Inc.	1,781	75,962
Cognizant Technology Solutions Corp. - Class A	225	15,181
CrowdStrike Holdings, Inc. - Class A (a)	92	15,485
Datadog, Inc. - Class A (a)	122	11,610
DocuSign, Inc. (a)	85	4,869
Fiserv, Inc. (a)	280	24,884
Fortinet, Inc. (a)	345	19,510
Intel Corporation	1,761	65,865
Intuit Inc.	121	46,805
KLA-Tencor Corp.	65	20,623
Lam Research Corp.	60	25,494
Marvell Technology, Inc.	366	15,930
Microchip Technology Incorporated	238	13,848
Micron Technology, Inc.	480	26,546
Microsoft Corporation	1,941	498,511
NetEase, Inc. - ADR	78	7,302
NVIDIA Corporation	913	138,417
NXP Semiconductors N.V.	113	16,666
Okta, Inc. - Class A (a)	63	5,731
Palo Alto Networks, Inc. (a)	43	21,191
Paychex Inc.	155	17,617
Paypal Holdings, Inc. (a)	500	34,892
Qualcomm Incorporated	483	61,737
Skyworks Solutions, Inc.	70	6,516
Splunk Inc. (a)	70	6,158
Synopsys Inc. (a)	66	19,939
Texas Instruments Incorporated	396	60,854
VeriSign, Inc. (a)	47	7,872
Workday, Inc. - Class A (a)	86	11,960
Zoom Video Communications, Inc. - Class A (a)	108	11,701
Zscaler, Inc. (a)	61	9,121
		2,283,073
Communication Services 17.7%
Activision Blizzard, Inc.	337	26,212
Alphabet Inc. - Class A (a)	78	170,107
Alphabet Inc. - Class C (a)	81	177,905
Baidu, Inc. - Class A - ADR (a)	93	13,840
Booking Holdings Inc. (a)	18	30,667
Charter Communications, Inc. - Class A (a)	72	33,863
Comcast Corporation - Class A	1,925	75,534
Electronic Arts Inc.	121	14,671
Facebook, Inc. - Class A (a)	891	143,721
Match Group Holdings II, LLC (a)	122	8,522
Netflix, Inc. (a)	191	33,451
Sirius XM Holdings Inc. (b)	1,693	10,378
T-Mobile US, Inc. (a)	540	72,620
		811,491
Consumer Discretionary 14.3%
Airbnb, Inc. - Class A (a)	165	14,662
Amazon.com, Inc. (a)	2,641	280,452
Dollar Tree Inc. (a)	96	15,035
eBay Inc.	241	10,045
JD.com, Inc. - Class A - ADR	218	14,013
Lucid Group, Inc. (a) (b)	718	12,323
Lululemon Athletica Inc. (a)	53	14,432
Marriott International, Inc. - Class A	141	19,167
MercadoLibre S.R.L (a)	22	13,770
O'Reilly Automotive, Inc. (a)	29	18,044
Pinduoduo Inc. - ADR (a)	192	11,869
Ross Stores Inc.	152	10,641
Starbucks Corporation	493	37,683
Tesla Inc. (a)	269	181,064
		653,200
Consumer Staples 6.7%
Costco Wholesale Corporation	191	91,466
Keurig Dr Pepper Inc.	608	21,523
Kraft Heinz Foods Company	525	20,015
Mondelez International, Inc. - Class A	595	36,967
Monster Beverage 1990 Corporation (a)	227	21,044
PepsiCo, Inc.	595	99,221
Walgreens Boots Alliance, Inc.	374	14,159
		304,395
Health Care 6.4%
Align Technology, Inc. (a)	34	7,997
Amgen Inc.	230	55,962
AstraZeneca PLC - ADR	249	16,440
Biogen Inc. (a)	63	12,853
DexCom Inc. (a)	169	12,596
Gilead Sciences, Inc.	538	33,236
IDEXX Laboratories, Inc. (a)	36	12,672
Illumina, Inc. (a)	67	12,413
Intuitive Surgical, Inc. (a)	155	31,021
Moderna, Inc. (a)	171	24,465
Regeneron Pharmaceuticals, Inc. (a)	46	27,496
Seagen Inc. (a)	80	14,099
Vertex Pharmaceuticals Incorporated (a)	110	31,031
		292,281
Industrials 3.4%
Cintas Corp.	44	16,617
Copart Inc. (a)	102	11,052
CSX Corp.	941	27,334
Fastenal Co.	247	12,321
Honeywell International Inc.	293	50,945
Old Dominion Freight Line Inc.	49	12,624
PACCAR Inc.	149	12,273
Verisk Analytics, Inc.	68	11,768
		154,934
Utilities 1.4%
American Electric Power Company, Inc.	221	21,214
Constellation Energy Group, Inc.	140	8,016
Exelon Corporation	420	19,049
Xcel Energy Inc.	233	16,514
		64,793
Total Common Stocks (cost $3,334,351)		4,564,167
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	20,472	20,472
Investment Companies 0.2%
JNL Government Money Market Fund, 1.02% (c) (d)	8,748	8,748
Total Short Term Investments (cost $29,220)		29,220
Total Investments 100.4% (cost $3,363,571)		4,593,387
Other Derivative Instruments (0.0)%		(211)
Other Assets and Liabilities, Net (0.4)%		(17,287)
Total Net Assets 100.0%		4,575,889

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	55	September 2022	12,945	(211)	(263)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	4,564,167	—	—	4,564,167
Short Term Investments	29,220	—	—	29,220
	4,593,387	—	—	4,593,387
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(263)	—	—	(263)
	(263)	—	—	(263)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.5%
Real Estate 96.8%
AGNC Investment Corp.	80	881
Agree Realty Corporation	12	828
Alexandria Real Estate Equities, Inc.	23	3,286
American Assets Trust, Inc.	8	235
American Campus Communities, Inc.	21	1,371
American Homes 4 Rent - Class A	45	1,598
American Tower Corporation	71	18,121
Americold Realty Trust	41	1,232
Apartment Income REIT Corp.	24	995
Apple Hospitality REIT, Inc.	33	478
Arbor Realty Trust, Inc.	24	319
AvalonBay Communities, Inc.	21	4,144
Boston Properties Inc.	22	1,937
Brandywine Realty Trust	26	249
Brixmor Property Group Inc.	46	921
Broadstone Net Lease, Inc.	26	529
Camden Property Trust	16	2,185
CBRE Group, Inc. - Class A (a)	50	3,671
Chimera Investment Corporation	36	319
Corporate Office Properties Trust	17	450
Cousins Properties Incorporated	23	666
Crown Castle International Corp.	66	11,125
CubeSmart	34	1,461
Cushman & Wakefield PLC (a)	23	352
DiamondRock Hospitality Co. (a)	32	263
Digital Realty Trust Inc.	43	5,639
DigitalBridge Group, Inc. - Class A (a)	91	444
Douglas Emmett, Inc.	27	596
Duke Realty Corp.	59	3,222
EastGroup Properties Inc.	6	984
EPR Properties	12	539
Equinix, Inc.	14	9,125
Equity Commonwealth (a)	17	475
Equity Lifestyle Properties, Inc.	26	1,861
Equity Residential	52	3,771
Essential Properties Realty Trust, Inc.	20	429
Essex Property Trust Inc.	10	2,603
eXp World Holdings, Inc. (b)	10	121
Extra Space Storage Inc.	21	3,485
Federal Realty Investment Trust	11	1,041
First Industrial Realty Trust, Inc.	20	959
Four Corners Property Trust, Inc.	12	326
Gaming and Leisure Properties, Inc.	36	1,645
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	13	502
Healthcare Realty Trust Inc.	23	630
Healthcare Trust of America, Inc. - Class A	35	977
Healthpeak Properties, Inc.	82	2,135
Highwoods Properties Inc.	16	550
Host Hotels & Resorts, Inc.	109	1,710
Hudson Pacific Properties Inc.	22	329
Independence Realty Trust, Inc.	34	702
Innovative Industrial Properties, Inc.	4	469
InvenTrust Properties Corp. (b)	10	264
Invitation Homes Inc.	93	3,311
Iron Mountain Incorporated	44	2,160
JBG Smith Properties	17	394
Jones Lang LaSalle Incorporated (a)	7	1,303
Kennedy-Wilson Holdings Inc.	18	348
Kilroy Realty Corporation	16	836
Kimco Realty Corporation	94	1,865
Kite Realty Naperville, LLC	33	574
Lamar Advertising Co. - Class A	13	1,167
Lexington Realty Trust	43	466
Life Storage Inc.	13	1,441
Macerich Co.	33	287
Medical Properties Trust, Inc.	92	1,397
Mid-America Apartment Communities, Inc.	18	3,074
National Health Investors, Inc.	7	426
National Retail Properties, Inc.	27	1,152
National Storage Affiliates Trust	13	644
New Residential Investment Corp.	71	660
Newmark Group, Inc. - Class A	24	228
NexPoint Residential Trust, Inc.	4	219
Omega Healthcare Investors, Inc.	36	1,010
Open Doors Technology Inc. - Class A (a) (b)	61	285
OUTFRONT Media Inc.	22	378
Park Hotels & Resorts Inc.	36	485
Pebblebrook Hotel Trust	20	333
Phillips Edison & Company, Inc. (b)	17	580
Physicians Realty Trust	34	601
Piedmont Office Realty Trust Inc. - Class A	19	247
PotlatchDeltic Corp.	11	469
ProLogis Inc.	113	13,288
PS Business Parks, Inc.	3	578
Public Storage	23	7,285
Rayonier Inc.	22	831
Realty Income Corporation	92	6,265
Regency Centers Corp.	24	1,403
Retail Opportunity Investments Corp.	19	298
Rexford Industrial Realty, Inc.	25	1,453
RLJ III-EM Columbus Lessee, LLC	26	281
Ryman Hospitality Properties, Inc. (a)	8	636
Sabra Health Care REIT, Inc.	35	493
Safehold Inc.	2	82
SBA Communications Corporation	16	5,265
Simon Property Group, Inc.	50	4,755
SITE Centers Corp.	28	376
SL Green Realty Corp.	10	453
Spirit Realty Capital, Inc.	21	775
St. Joe Co.	5	201
STAG Industrial, Inc.	27	844
Starwood Property Trust, Inc.	47	982
STORE Capital Corp.	39	1,007
Sun Communities Inc.	19	2,957
Sunstone Hotel Investors Inc. (a)	33	327
Terreno Realty Corporation	12	644
The Howard Hughes Corporation (a)	6	402
UDR, Inc.	46	2,104
Uniti Group Inc.	36	337
Urban Edge Properties	17	253
Ventas, Inc.	61	3,135
VICI Properties Inc.	147	4,377
Vornado Realty Trust	24	697
W.P. Carey Inc.	29	2,441
Welltower Inc.	69	5,704
Wework Inc. - Class A (a) (b)	32	163
Weyerhaeuser Company	114	3,762
Xenia Hotels & Resorts Inc. (a)	17	252
		204,595
Industrials 1.7%
CoStar Group, Inc. (a)	60	3,652
Financials 1.0%
Annaly Capital Management, Inc.	238	1,407
Blackstone Mortgage Trust, Inc. - Class A (b)	26	721
		2,128
Total Common Stocks (cost $237,138)		210,375
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	1,183	1,183
Investment Companies 0.2%
JNL Government Money Market Fund, 1.02% (c) (d)	447	447
Total Short Term Investments (cost $1,630)		1,630
Total Investments 100.3% (cost $238,768)		212,005
Other Assets and Liabilities, Net (0.3)%		(613)
Total Net Assets 100.0%		211,392

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	32	September 2022	1,546	—	55

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	210,375	—	—	210,375
Short Term Investments	1,630	—	—	1,630
	212,005	—	—	212,005
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	55	—	—	55
	55	—	—	55

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.1%
Information Technology 26.5%
Accenture Public Limited Company - Class A	204	56,632
Adobe Inc. (a)	152	55,819
Advanced Micro Devices, Inc. (a)	525	40,150
Akamai Technologies, Inc. (a) (b)	51	4,700
Amphenol Corporation - Class A	194	12,492
Analog Devices, Inc.	169	24,659
ANSYS, Inc. (a) (b)	29	6,963
Apple Inc.	4,962	678,422
Applied Materials, Inc. (b)	284	25,814
Arista Networks, Inc. (a)	74	6,943
Autodesk, Inc. (a)	71	12,257
Automatic Data Processing, Inc.	134	28,179
Broadcom Inc.	132	64,011
Broadridge Financial Solutions, Inc.	37	5,309
Cadence Design Systems Inc. (a)	88	13,210
CDW Corp.	44	7,005
Ceridian HCM Holding Inc. (a) (b)	45	2,133
Cisco Systems, Inc.	1,341	57,165
Citrix Systems Inc.	41	3,981
Cognizant Technology Solutions Corp. - Class A	168	11,330
Corning Incorporated (b)	245	7,730
DXC Technology Company (a)	85	2,568
Enphase Energy, Inc. (a) (b)	43	8,348
EPAM Systems, Inc. (a) (b)	17	5,135
F5 Networks, Inc. (a)	19	2,975
Fidelity National Information Services, Inc.	195	17,868
Fiserv, Inc. (a)	188	16,704
FleetCor Technologies Inc. (a)	25	5,244
Fortinet, Inc. (a)	219	12,394
Gartner Inc. (a)	27	6,556
Global Payments Inc.	91	10,053
Hewlett Packard Enterprise Company (b)	420	5,564
HP Inc. (b)	340	11,143
Intel Corporation (b)	1,320	49,366
International Business Machines Corporation	290	40,983
Intuit Inc.	91	35,232
Jack Henry & Associates Inc. (b)	23	4,153
Juniper Networks, Inc.	99	2,832
Keysight Technologies, Inc. (a)	58	8,061
KLA-Tencor Corp.	49	15,621
Lam Research Corp.	44	18,935
Leidos Holdings Inc.	45	4,484
MasterCard Incorporated - Class A	278	87,563
Microchip Technology Incorporated (b)	176	10,200
Micron Technology, Inc. (b)	358	19,806
Microsoft Corporation	2,414	619,895
Monolithic Power Systems Inc. (b)	14	5,414
Motorola Solutions Inc.	55	11,465
NetApp, Inc.	71	4,637
NortonLifelock Inc. (b)	181	3,970
NVIDIA Corporation	808	122,499
NXP Semiconductors N.V.	86	12,721
On Semiconductor Corporation (a)	140	7,055
Oracle Corporation	506	35,346
Paychex Inc. (b)	104	11,827
Paycom Software, Inc. (a)	16	4,365
Paypal Holdings, Inc. (a)	377	26,311
PTC Inc. (a)	34	3,619
Qorvo, Inc. (a)	35	3,301
Qualcomm Incorporated (b)	361	46,171
Salesforce.Com, Inc. (a)	321	52,917
Seagate Technology Holdings Public Limited Company (b)	64	4,557
ServiceNow, Inc. (a) (b)	64	30,513
Skyworks Solutions, Inc. (b)	53	4,943
SolarEdge Technologies Ltd. (a) (b)	17	4,761
Synopsys Inc. (a)	49	14,983
TE Connectivity Ltd. (c)	103	11,658
Teradyne Inc. (b)	52	4,682
Texas Instruments Incorporated	299	45,899
Trimble Inc. (a)	83	4,814
Tyler Technologies Inc. (a) (b)	13	4,423
VeriSign, Inc. (a)	30	5,095
Visa Inc. - Class A (b)	531	104,570
Western Digital Corporation (a)	100	4,475
Zebra Technologies Corp. - Class A (a)	17	5,069
		2,748,647
Health Care 15.0%
Abbott Laboratories	565	61,394
AbbVie Inc.	570	87,266
ABIOMED, Inc. (a)	15	3,711
Agilent Technologies, Inc.	97	11,503
Align Technology, Inc. (a) (b)	24	5,628
AmerisourceBergen Corporation (b)	49	6,886
Amgen Inc. (b)	172	41,944
Anthem, Inc.	78	37,546
Baxter International Inc.	160	10,249
Becton, Dickinson and Company	92	22,634
Biogen Inc. (a)	47	9,508
Bio-Rad Laboratories, Inc. - Class A (a)	7	3,539
Bio-Techne Corporation	13	4,347
Boston Scientific Corporation (a)	459	17,119
Bristol-Myers Squibb Company	687	52,906
Cardinal Health, Inc. (b)	91	4,735
Catalent Inc. (a)	58	6,205
Centene Corporation (a)	188	15,933
Charles River Laboratories International Inc. (a) (b)	16	3,475
Cigna Holding Company	102	26,982
Cooper Cos. Inc. (b)	16	4,953
CVS Health Corporation	422	39,112
Danaher Corporation	209	52,943
DaVita Inc. (a) (b)	22	1,739
Dentsply Sirona Inc.	70	2,491
DexCom Inc. (a)	125	9,285
Edwards Lifesciences Corporation (a)	203	19,351
Eli Lilly & Co.	255	82,519
Gilead Sciences, Inc. (b)	405	25,020
HCA Healthcare, Inc.	73	12,340
Henry Schein Inc. (a) (b)	46	3,552
Hologic Inc. (a) (b)	81	5,596
Humana Inc.	41	19,108
IDEXX Laboratories, Inc. (a) (b)	27	9,474
Illumina, Inc. (a)	50	9,134
Incyte Corporation (a)	62	4,721
Intuitive Surgical, Inc. (a)	115	23,172
IQVIA Inc. (a)	62	13,444
Johnson & Johnson	849	150,743
Laboratory Corporation of America Holdings	29	6,736
McKesson Corporation	47	15,303
Medtronic Public Limited Company	432	38,789
Merck & Co., Inc.	816	74,404
Mettler-Toledo International Inc. (a) (b)	7	8,406
Moderna, Inc. (a) (b)	113	16,143
Molina Healthcare, Inc. (a)	19	5,341
Organon & Co. (b)	82	2,771
PerkinElmer Inc. (b)	41	5,873
Pfizer Inc.	1,805	94,636
Quest Diagnostics Incorporated (b)	38	5,037
Regeneron Pharmaceuticals, Inc. (a)	35	20,609
ResMed Inc.	47	9,761
Steris Limited (b)	32	6,498
Stryker Corporation	109	21,604
Teleflex Incorporated (b)	15	3,695
Thermo Fisher Scientific Inc.	127	68,860
UnitedHealth Group Incorporated	303	155,697
Universal Health Services Inc. - Class B (b)	22	2,182
Vertex Pharmaceuticals Incorporated (a)	82	23,196
Viatris Inc.	377	3,943
Waters Corp. (a)	20	6,476
West Pharmaceutical Services Inc.	24	7,222
Zimmer Biomet Holdings, Inc. (b)	67	7,070
Zoetis Inc. - Class A	151	25,957
		1,558,416
Financials 10.7%
AFLAC Incorporated (b)	194	10,744

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
American Express Company	198	27,431
American International Group, Inc.	256	13,072
Ameriprise Financial, Inc.	35	8,430
AON Public Limited Company - Class A	69	18,618
Arthur J Gallagher & Co.	66	10,840
Assurant, Inc.	17	2,985
Bank of America Corporation	2,287	71,192
Berkshire Hathaway Inc. - Class B (a)	584	159,405
BlackRock, Inc. (b)	46	27,876
Brown & Brown Inc.	73	4,272
Capital One Financial Corporation	127	13,216
Cboe Global Markets, Inc.	34	3,879
Chubb Limited	137	26,880
Cincinnati Financial Corporation (b)	50	5,918
Citigroup Inc.	627	28,822
Citizens Financial Group Inc.	158	5,649
CME Group Inc. - Class A	115	23,528
Comerica Inc. (b)	40	2,929
Discover Financial Services	91	8,576
Everest Re Group, Ltd.	13	3,728
FactSet Research Systems Inc.	12	4,536
Fifth Third Bancorp (b)	221	7,416
First Republic Bank	58	8,345
Franklin Resources Inc. (b)	91	2,114
Globe Life Inc. (b)	29	2,779
Huntington Bancshares Incorporated (b)	478	5,748
Intercontinental Exchange, Inc.	182	17,124
Invesco Ltd. (b)	111	1,787
JPMorgan Chase & Co.	948	106,737
KeyCorp (b)	287	4,953
Lincoln National Corporation	54	2,507
Loews Corp.	62	3,700
M&T Bank Corporation (b)	59	9,383
MarketAxess Holdings Inc.	13	3,248
Marsh & McLennan Companies, Inc.	161	24,976
MetLife, Inc.	223	14,007
Moody's Corp.	52	14,180
Morgan Stanley	452	34,351
MSCI Inc. - Class A (b)	26	10,790
NASDAQ Inc.	38	5,722
Northern Trust Corp. (b)	66	6,360
Principal Financial Group, Inc. (b)	76	5,065
Progressive Corp.	187	21,698
Prudential Financial Inc. (b)	122	11,678
Raymond James Financial Inc. (b)	60	5,390
Regions Financial Corporation (b)	302	5,655
S&P Global Inc. (b)	112	37,756
Signature Bank (b)	19	3,469
State Street Corporation	117	7,191
SVB Financial Group (a)	19	7,485
Synchrony Financial	162	4,470
T. Rowe Price Group, Inc. (b)	75	8,479
The Allstate Corporation	89	11,246
The Bank of New York Mellon Corporation (b) (d)	240	10,004
The Charles Schwab Corporation	485	30,666
The Goldman Sachs Group, Inc.	111	32,921
The Hartford Financial Services Group, Inc.	111	7,239
The PNC Financial Services Group, Inc. (b)	133	21,058
The Travelers Companies, Inc.	77	13,097
Truist Financial Corporation	430	20,388
U.S. Bancorp	436	20,086
W. R. Berkley Corporation	68	4,615
Wells Fargo & Company	1,223	47,914
Willis Towers Watson Public Limited Company (b)	37	7,315
Zions Bancorp	49	2,486
		1,116,124
Consumer Discretionary 9.8%
Advance Auto Parts, Inc. (b)	20	3,399
Amazon.com, Inc. (a)	2,824	299,916
Aptiv PLC (a) (b)	87	7,787
AutoZone, Inc. (a)	6	13,815
Bath & Body Works, Inc. (b)	77	2,072
Best Buy Co., Inc. (b)	65	4,269
BorgWarner Inc. (b)	76	2,528
Caesars Entertainment, Inc. (a) (b)	68	2,588
CarMax Inc. (a) (b)	52	4,735
Carnival Plc (a) (b)	263	2,275
Chipotle Mexican Grill Inc. (a)	9	11,916
D.R. Horton, Inc. (b)	107	7,089
Darden Restaurants Inc.	40	4,571
Dollar Tree Inc. (a) (b)	73	11,349
Domino's Pizza, Inc. (b)	12	4,548
eBay Inc. (b)	181	7,529
ETSY, Inc. (a) (b)	41	2,976
Ford Motor Company	1,266	14,090
Garmin Ltd.	50	4,877
General Motors Company (a)	468	14,849
Genuine Parts Co.	45	6,031
Hasbro, Inc.	41	3,320
Hilton Worldwide Holdings Inc. (b)	90	10,014
Las Vegas Sands Corp. (a) (b)	108	3,638
Lennar Corporation - Class A (b)	81	5,699
LKQ Corporation	83	4,097
Lowe`s Companies, Inc. (b)	213	37,267
Marriott International, Inc. - Class A	89	12,037
McDonald's Corporation	240	59,137
MGM Resorts International	116	3,346
Mohawk Industries Inc. (a) (b)	16	2,039
Newell Brands Inc. (b)	119	2,271
NIKE, Inc. - Class B	410	41,918
Norwegian Cruise Line Holdings Ltd. (a) (b)	120	1,331
NVR, Inc. (a) (b)	1	4,140
O'Reilly Automotive, Inc. (a) (b)	21	13,386
Penn National Gaming Inc. (a) (b)	57	1,737
Pool Corporation	13	4,542
Pulte Homes Inc. (b)	77	3,059
PVH Corp.	24	1,347
Ralph Lauren Corp. - Class A (b)	16	1,395
Ross Stores Inc. (b)	115	8,099
Royal Caribbean Cruises Ltd. (b)	72	2,500
Starbucks Corporation	367	28,039
Tapestry Inc. (b)	81	2,480
Tesla Inc. (a) (b)	271	182,374
The Home Depot, Inc.	333	91,466
TJX Cos. Inc.	383	21,415
Tractor Supply Co.	36	6,969
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17	6,497
VF Corp. (b)	106	4,700
Whirlpool Corporation (b)	18	2,809
Wynn Resorts, Limited (a) (b)	35	1,977
Yum! Brands, Inc.	92	10,446
		1,018,700
Communication Services 9.0%
Activision Blizzard, Inc.	251	19,557
Alphabet Inc. - Class A (a)	97	211,526
Alphabet Inc. - Class C (a)	89	194,676
AT&T Inc.	2,310	48,425
Booking Holdings Inc. (a)	13	22,929
Charter Communications, Inc. - Class A (a)	38	17,698
Comcast Corporation - Class A	1,448	56,822
Dish Network Corporation - Class A (a) (b)	82	1,476
Electronic Arts Inc. (b)	90	10,981
Expedia Group, Inc. (a)	50	4,706
Facebook, Inc. - Class A (a)	740	119,352
Fox Corporation - Class A (b)	100	3,224
Fox Corporation - Class B (b)	45	1,331
Interpublic Group of Cos. Inc. (b)	128	3,526
Live Nation Entertainment, Inc. (a) (b)	43	3,529
Lumen Technologies Inc. (b)	298	3,255
Match Group Holdings II, LLC (a) (b)	91	6,339
Netflix, Inc. (a)	142	24,905
News Corporation - Class A	130	2,028
News Corporation - Class B (b)	38	598
Omnicom Group Inc. (b)	69	4,369
Take-Two Interactive Software Inc. (a)	51	6,251
T-Mobile US, Inc. (a)	189	25,481
Twitter, Inc. (a)	246	9,204
Verizon Communications Inc. (b)	1,351	68,542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
ViacomCBS Inc. - Class B (b)	196	4,848
Walt Disney Co. (a)	588	55,491
Warner Bros. Discovery, Inc. - Series A (a)	707	9,494
		940,563
Industrials 7.9%
3M Company	184	23,766
Alaska Air Group, Inc. (a) (b)	41	1,645
Allegion Public Limited Company (b)	29	2,818
American Airlines Group Inc. (a) (b)	211	2,679
AMETEK, Inc.	75	8,189
AO Smith Corp. (b)	44	2,381
C.H. Robinson Worldwide, Inc. (b)	43	4,311
Carrier Global Corporation	274	9,762
Caterpillar Inc.	173	30,995
Cintas Corp.	28	10,519
Copart Inc. (a)	69	7,480
CSX Corp.	702	20,391
Cummins Inc.	46	8,807
Deere & Company (b)	90	27,058
Delta Air Lines, Inc. (a) (b)	206	5,980
Dover Corporation	46	5,612
Eaton Corporation Public Limited Company	129	16,255
Emerson Electric Co.	188	14,964
Equifax Inc.	39	7,200
Expeditors International of Washington Inc.	55	5,400
Fastenal Co.	186	9,276
FedEx Corporation	77	17,446
Fortive Corporation (b)	119	6,451
Fortune Brands Home & Security, Inc.	42	2,499
Generac Holdings Inc. (a) (b)	20	4,293
General Dynamics Corporation	75	16,616
General Electric Company	357	22,716
Honeywell International Inc.	220	38,322
Howmet Aerospace Inc.	121	3,812
Huntington Ingalls Industries Inc. (b)	13	2,750
IDEX Corporation	24	4,402
Illinois Tool Works Inc. (b)	91	16,526
Ingersoll Rand Inc. (b)	131	5,500
Jacobs Engineering Group Inc.	42	5,284
JB Hunt Transport Services Inc. (b)	27	4,185
Johnson Controls International Public Limited Company (b)	229	10,949
L3Harris Technologies, Inc. (b)	62	15,045
Lockheed Martin Corporation	76	32,863
Masco Corporation (b)	76	3,854
Nielsen Holdings plc	121	2,804
Nordson Corp.	18	3,646
Norfolk Southern Corporation	76	17,289
Northrop Grumman Systems Corp.	47	22,618
Old Dominion Freight Line Inc. (b)	30	7,670
Otis Worldwide Corporation (b)	138	9,747
PACCAR Inc. (b)	112	9,245
Parker-Hannifin Corporation (b)	42	10,285
Pentair Public Limited Company	55	2,498
Quanta Services, Inc. (b)	45	5,648
Raytheon BBN Technologies Corp. (b)	480	46,128
Republic Services Inc.	68	8,901
Robert Half International Inc. (b)	35	2,597
Rockwell Automation Inc. (b)	38	7,491
Rollins Inc. (b)	75	2,632
Roper Technologies, Inc.	34	13,415
Snap-On Inc. (b)	17	3,394
Southwest Airlines Co. (a) (b)	191	6,907
Stanley Black & Decker, Inc. (b)	49	5,109
Teledyne Technologies Inc. (a)	15	5,750
Textron Inc. (b)	69	4,199
The Boeing Company (a)	179	24,538
Trane Technologies Public Limited Company	75	9,801
TransDigm Group Inc. (a)	17	9,107
Union Pacific Corporation	203	43,227
United Airlines Holdings, Inc. (a)	105	3,727
United Parcel Service Inc. - Class B	237	43,265
United Rentals Inc. (a) (b)	23	5,608
Verisk Analytics, Inc.	51	8,820
W. W. Grainger, Inc.	14	6,430
Wabtec Corp.	61	5,007
Waste Management, Inc. (b)	122	18,667
Xylem Inc. (b)	57	4,457
		819,628
Consumer Staples 7.3%
Altria Group, Inc.	591	24,676
Archer-Daniels-Midland Company (b)	181	14,025
Brown-Forman Corp. - Class B (b)	61	4,299
Campbell Soup Company (b)	64	3,099
Church & Dwight Co. Inc.	79	7,315
Colgate-Palmolive Co.	267	21,425
ConAgra Brands Inc.	156	5,350
Constellation Brands, Inc. - Class A	53	12,395
Costco Wholesale Corporation	143	68,375
Dollar General Corporation	74	18,127
Estee Lauder Cos. Inc. - Class A	74	18,858
General Mills, Inc.	194	14,663
Hershey Co.	47	10,163
Hormel Foods Corp. (b)	93	4,425
JM Smucker Co. (b)	35	4,467
Kellogg Co. (b)	79	5,635
Keurig Dr Pepper Inc. (b)	238	8,425
Kimberly-Clark Corporation	110	14,799
Kraft Heinz Foods Company	233	8,900
Lamb Weston Holdings Inc.	49	3,486
McCormick & Company, Incorporated (b)	79	6,603
Molson Coors Beverage Company - Class B (b)	63	3,419
Mondelez International, Inc. - Class A	447	27,780
Monster Beverage 1990 Corporation (a)	120	11,095
PepsiCo, Inc.	445	74,105
Philip Morris International Inc. (b)	500	49,328
Procter & Gamble Co.	774	111,337
Sysco Corp. (b)	165	14,003
Target Corporation (b)	149	21,076
The Clorox Company (b)	40	5,709
The Coca-Cola Company	1,259	79,210
The Kroger Co.	210	9,929
Tyson Foods Inc. - Class A	95	8,173
Walgreens Boots Alliance, Inc.	232	8,800
Walmart Inc.	453	55,050
		758,524
Energy 4.3%
Apa Corp. (b)	109	3,809
Baker Hughes, a GE Company, LLC - Class A (b)	302	8,715
Chevron Corporation	634	91,803
ConocoPhillips (b)	417	37,489
Coterra Energy Inc (b)	260	6,697
Devon Energy Corporation (b)	198	10,917
Diamondback Energy, Inc.	54	6,520
EOG Resources, Inc.	189	20,870
Exxon Mobil Corporation (b)	1,361	116,597
Halliburton Company	294	9,211
Hess Corporation (b)	91	9,591
Kinder Morgan, Inc. (b)	630	10,559
Marathon Oil Corporation (b)	228	5,134
Marathon Petroleum Corporation	175	14,353
Occidental Petroleum Corporation (b)	284	16,706
ONEOK, Inc.	142	7,890
Phillips 66 (b)	155	12,730
Pioneer Natural Resources Co. (b)	73	16,221
Schlumberger Ltd.	453	16,187
The Williams Companies, Inc. (b)	393	12,254
Valero Energy Corporation	133	14,139
		448,392
Utilities 3.1%
Alliant Energy Corporation (b)	81	4,776
Ameren Corporation (b)	81	7,337
American Electric Power Company, Inc. (b)	166	15,900
American Water Works Company, Inc.	59	8,733
Atmos Energy Corporation (b)	42	4,720
CenterPoint Energy, Inc. (b)	199	5,900
CMS Energy Corp.	94	6,339
Consolidated Edison, Inc.	113	10,767
Constellation Energy Group, Inc.	105	6,036

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Dominion Energy, Inc. (b)	261	20,843
DTE Energy Company (b)	63	7,943
Duke Energy Corporation	250	26,840
Edison International (b)	123	7,780
Entergy Corporation (b)	65	7,272
Evergy, Inc.	74	4,805
Eversource Energy	111	9,375
Exelon Corporation (b)	316	14,332
FirstEnergy Corp.	191	7,333
NextEra Energy, Inc.	631	48,878
NiSource Inc.	124	3,668
NRG Energy, Inc. (b)	79	3,014
Pinnacle West Capital Corp.	38	2,761
PPL Corporation	232	6,301
Public Service Enterprise Group Inc.	163	10,343
Sempra Energy	102	15,360
The AES Corporation (b)	216	4,528
The Southern Company	343	24,427
WEC Energy Group Inc.	102	10,272
Xcel Energy Inc.	176	12,451
		319,034
Real Estate 2.9%
Alexandria Real Estate Equities, Inc. (b)	48	6,988
American Tower Corporation (b)	150	38,330
AvalonBay Communities, Inc.	45	8,766
Boston Properties Inc. (b)	47	4,194
Camden Property Trust	34	4,623
CBRE Group, Inc. - Class A (a)	109	7,990
Crown Castle International Corp.	140	23,549
Digital Realty Trust Inc.	91	11,820
Duke Realty Corp.	119	6,558
Equinix, Inc.	29	19,016
Equity Residential	109	7,902
Essex Property Trust Inc.	21	5,617
Extra Space Storage Inc. (b)	43	7,233
Federal Realty Investment Trust	22	2,091
Healthpeak Properties, Inc.	179	4,642
Host Hotels & Resorts, Inc.	235	3,681
Iron Mountain Incorporated (b)	96	4,662
Kimco Realty Corporation	199	3,943
Mid-America Apartment Communities, Inc.	37	6,385
ProLogis Inc. (b)	237	27,942
Public Storage	49	15,399
Realty Income Corporation (b)	194	13,253
Regency Centers Corp. (b)	48	2,831
SBA Communications Corporation	35	11,323
Simon Property Group, Inc.	106	10,096
UDR, Inc. (b)	90	4,166
Ventas, Inc. (b)	124	6,394
VICI Properties Inc. (b)	311	9,258
Vornado Realty Trust (b)	54	1,536
Welltower Inc. (b)	143	11,768
Weyerhaeuser Company	238	7,872
		299,828
Materials 2.6%
Air Products and Chemicals, Inc.	72	17,248
Albemarle Corporation	38	8,033
Amcor Plc (b)	486	6,035
Avery Dennison Corporation	27	4,398
Ball Corporation (b)	106	7,297
Celanese Corp. - Class A	34	4,011
CF Industries Holdings Inc.	68	5,791
Corteva, Inc.	229	12,407
Dow Inc. (b)	235	12,153
DuPont de Nemours, Inc. (b)	164	9,121
Eastman Chemical Co. (b)	40	3,600
Ecolab Inc. (b)	81	12,392
FMC Corporation (b)	41	4,409
Freeport-McMoRan Inc. (b)	473	13,827
International Flavors & Fragrances Inc. (b)	81	9,591
International Paper Company	122	5,106
Linde Public Limited Company (b)	162	46,700
LyondellBasell Industries N.V. - Class A	85	7,471
Martin Marietta Materials Inc.	20	6,003
MOS Holdings Inc.	117	5,509
Newmont Corporation	255	15,211
Nucor Corporation (b)	87	9,112
Packaging Corporation of America (b)	30	4,145
PPG Industries, Inc. (b)	77	8,774
Sealed Air Corporation	46	2,657
Sherwin-Williams Co.	77	17,239
Vulcan Materials Co.	43	6,070
Westrock Company, Inc.	84	3,340
		267,650
Total Common Stocks (cost $6,059,461)		10,295,506
SHORT TERM INVESTMENTS 6.8%
Securities Lending Collateral 6.0%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	127,760	127,760
Repurchase Agreement with CIT, 2.02% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,016) acquired on 6/30/2022, due 9/30/2022 at $301,549	300,000	300,000
Repurchase Agreement with MSC, 1.97% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $211,740) acquired on 6/30/2022, due 12/28/2022 at $201,981	200,000	200,000
		627,760
Investment Companies 0.8%
JNL Government Money Market Fund, 1.02% (d) (e)	82,154	82,154
Total Short Term Investments (cost $709,914)		709,914
Total Investments 105.9% (cost $6,769,375)		11,005,420
Other Derivative Instruments (0.0)%		(782)
Other Assets and Liabilities, Net (5.9)%		(616,970)
Total Net Assets 100.0%		10,387,668

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/12	6,287	11,658	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,790	310	1,244	166	564	(4,416)	10,004	0.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	513	September 2022	96,453	(782)	747

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	10,295,506	—	—	10,295,506
Short Term Investments	709,914	—	—	709,914
	11,005,420	—	—	11,005,420
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	747	—	—	747
	747	—	—	747

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.6%
Information Technology 26.0%
Accenture Public Limited Company - Class A	82	22,848
ACI Worldwide, Inc. (a)	16	408
Adobe Inc. (a)	61	22,280
ADS Alliance Data Systems, Inc.	7	260
Advanced Energy Industries, Inc.	5	372
Advanced Micro Devices, Inc. (a)	212	16,204
Affirm Holdings, Inc. - Class A (a) (b)	21	376
Akamai Technologies, Inc. (a)	21	1,903
Alarm.Com Holdings, Inc. (a)	7	457
Allegro Microsystems Inc. (a)	7	143
Altair Engineering Inc. - Class A (a)	5	273
Alteryx, Inc. - Class A (a)	5	262
Ambarella Inc. (a)	5	337
Amkor Technology, Inc.	12	209
Amphenol Corporation - Class A	71	4,598
Analog Devices, Inc.	68	10,003
ANSYS, Inc. (a)	11	2,738
AppFolio, Inc. - Class A (a)	3	256
Appian Corporation - Class A (a)	6	305
Apple Inc.	1,997	272,962
Applied Materials, Inc.	116	10,530
AppLovin Corporation - Class A (a) (b)	3	117
Arista Networks, Inc. (a)	30	2,777
Arrow Electronics, Inc. (a)	8	872
Asana, Inc. - Class A (a)	10	182
Autodesk, Inc. (a)	29	4,930
Automatic Data Processing, Inc.	54	11,343
Avalara, Inc. (a)	12	858
Avnet, Inc.	13	571
Badger Meter, Inc.	3	245
Belden Inc.	5	267
Bentley Systems, Incorporated - Class B	26	862
Bill.Com Holdings Inc. (a)	13	1,377
Black Knight, Inc. (a)	14	942
Blackbaud, Inc. (a)	6	368
Blackline, Inc. (a)	7	492
Booz Allen Hamilton Holding Corporation - Class A	17	1,570
Box, Inc. - Class A (a)	19	490
Broadcom Inc.	53	25,917
Broadridge Financial Solutions, Inc.	15	2,167
Brooks Automation Inc.	11	777
CACI International Inc. - Class A (a)	3	868
Cadence Design Systems Inc. (a)	37	5,489
Calix, Inc. (a)	8	272
CDK Global, Inc.	12	684
CDW Corp.	17	2,673
Ceridian HCM Holding Inc. (a)	16	743
Ciena Corp. (a)	21	981
Cirrus Logic Inc. (a)	8	591
Cisco Systems, Inc.	533	22,743
Citrix Systems Inc.	16	1,567
Cloudflare, Inc. - Class A (a)	36	1,565
CMC Materials, Inc	4	688
Cognex Corp.	24	1,001
Cognizant Technology Solutions Corp. - Class A	69	4,650
Coherent Inc. (a)	3	922
CommVault Systems Inc. (a)	6	401
Concentrix Corporation	5	737
Confluent, Inc. - Class A (a)	15	353
Corning Incorporated	93	2,934
Coupa Software Incorporated (a)	9	487
CrowdStrike Holdings, Inc. - Class A (a)	27	4,626
Datadog, Inc. - Class A (a)	34	3,242
Dell Technology Inc. - Class C	35	1,608
Digital Turbine USA, Inc. (a)	12	214
DigitalOcean Holdings, Inc. (a) (b)	3	111
Diodes Inc. (a)	5	338
DocuSign, Inc. (a)	22	1,290
Dolby Laboratories, Inc. - Class A	9	662
Dropbox, Inc. - Class A (a)	40	848
Duck Creek Technologies, Inc. (a) (b)	10	146
DXC Technology Company (a)	29	876
Dynatrace Holdings LLC (a)	27	1,074
E2Open Parent Holdings, Inc. - Class A (a)	24	187
Elastic NV (a)	9	636
Emersub CX, Inc. (a)	4	679
Enphase Energy, Inc. (a)	18	3,429
Entegris, Inc.	18	1,638
Envestnet, Inc. (a)	8	402
EPAM Systems, Inc. (a)	7	1,974
Euronet Worldwide Inc. (a)	6	604
EVERTEC, Inc.	10	360
ExlService Holdings Inc. (a)	4	660
F5 Networks, Inc. (a)	8	1,277
Fabrinet (a)	5	403
Fair Isaac Corporation (a)	3	1,310
Fastly, Inc. - Class A (a)	14	163
Fidelity National Information Services, Inc.	79	7,272
First Solar, Inc. (a)	14	957
Fiserv, Inc. (a)	77	6,854
Five9 Inc. (a)	9	859
FleetCor Technologies Inc. (a)	11	2,296
Flex Ltd. (a)	59	860
FormFactor Inc. (a)	6	222
Fortinet, Inc. (a)	93	5,267
Gartner Inc. (a)	10	2,481
Genpact Limited	23	982
Global Payments Inc.	37	4,133
GoDaddy Inc. - Class A (a)	23	1,585
Guidewire Software, Inc. (a)	12	842
Hewlett Packard Enterprise Company	169	2,239
HP Inc.	140	4,577
HubSpot Inc. (a)	6	1,704
II-VI Incorporated (a) (b)	15	773
Informatica Inc. - Class A (a) (b)	5	106
Insight Enterprises, Inc. (a)	5	400
Intel Corporation	518	19,395
International Business Machines Corporation	117	16,494
Intuit Inc.	37	14,225
IPG Photonics Corporation (a)	5	492
Itron Inc. (a)	7	355
J2 Cloud Services, LLC (a)	6	458
Jabil Inc.	20	1,017
Jack Henry & Associates Inc.	10	1,751
JAMF Holding Corp. (a)	5	121
JFROG Ltd (a)	5	107
Juniper Networks, Inc.	41	1,175
KBR, Inc.	20	954
Keysight Technologies, Inc. (a)	23	3,217
KLA-Tencor Corp.	20	6,314
Kulicke & Soffa Industries Inc.	9	367
Kyndryl Holdings, Inc. (a)	24	237
Lam Research Corp.	18	7,748
Lattice Semiconductor Corp. (a)	17	820
Leidos Holdings Inc.	17	1,726
Littelfuse Inc.	3	883
Liveramp, Inc. (a)	11	282
Lumentum Holdings Inc. (a)	9	748
MACOM Technology Solutions Holdings, Inc. (a)	6	279
Manhattan Associates Inc. (a)	9	1,036
Mantech International Corp. - Class A	4	426
Marqeta, Inc. - Class A (a)	7	56
Marvell Technology, Inc.	112	4,869
MasterCard Incorporated - Class A	112	35,277
MAXIMUS Inc.	9	536
MaxLinear, Inc. (a)	9	313
Microchip Technology Incorporated	72	4,157
Micron Technology, Inc.	146	8,062
Microsoft Corporation	971	249,460
MicroStrategy Inc. - Class A (a) (b)	1	174
MKS Instruments, Inc.	8	769
Momentive Global Inc. (a)	20	175
MongoDB, Inc. - Class A (a)	9	2,247
Monolithic Power Systems Inc.	5	2,100
Motorola Solutions Inc.	22	4,607
National Instruments Corp.	18	570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
nCino, Inc. (a)	7	219
NCR Corporation (a)	18	572
NetApp, Inc.	29	1,918
NetScout Systems, Inc. (a)	9	303
New Relic, Inc. (a)	8	383
NortonLifelock Inc.	72	1,572
Novantas Inc. (a)	5	611
Nutanix, Inc. - Class A (a)	29	420
NVIDIA Corporation	325	49,326
NXP Semiconductors N.V.	35	5,131
Okta, Inc. - Class A (a)	20	1,848
On Semiconductor Corporation (a)	49	2,477
Onto Innovation Inc. (a)	7	472
Oracle Corporation	203	14,158
Pagerduty, Inc. (a)	9	230
Palantir Technologies Inc. - Class A (a)	212	1,926
Palo Alto Networks, Inc. (a)	13	6,366
Paychex Inc.	42	4,725
Paycom Software, Inc. (a)	7	1,850
Paylocity Holding Corporation (a)	6	970
Paypal Holdings, Inc. (a)	152	10,605
Pegasystems Inc.	6	271
Perficient, Inc. (a)	5	429
Ping Identity Holding Corp. (a)	6	109
Plexus Corp. (a)	1	97
Power Integrations Inc.	7	540
Progress Software Corp.	5	228
PTC Inc. (a)	14	1,482
Pure Storage, Inc. - Class A (a)	36	920
Q2 Holdings, Inc. (a)	8	327
Qorvo, Inc. (a)	15	1,377
Qualcomm Incorporated	145	18,470
Qualtrics International Inc. - Class A (a)	15	182
Qualys, Inc. (a)	5	592
Rackspace Technology, Inc. (a) (b)	6	40
Rambus Inc. (a)	12	254
Rapid7, Inc. (a)	8	513
RingCentral, Inc. - Class A (a)	12	609
Sabre Corporation (a) (b)	48	280
SailPoint Technologies Holdings, Inc. (a)	13	793
Salesforce.Com, Inc. (a)	129	21,302
Sanmina Corp. (a)	10	393
Science Applications International Corp.	8	750
Seagate Technology Holdings Public Limited Company	25	1,760
Semtech Corp. (a)	9	503
SentinelOne, Inc. - Class A (a) (b)	29	676
ServiceNow, Inc. (a)	26	12,442
Shift4 Payments, LLC - Class A (a)	5	177
Silicon Laboratories Inc. (a)	6	772
Sitime Corporation (a)	2	354
Skyworks Solutions, Inc.	21	1,984
Smartsheet Inc. - Class A (a)	17	538
Snowflake Inc. - Class A (a)	31	4,320
SolarEdge Technologies Ltd. (a)	7	1,960
SolarWinds Corporation	6	60
Splunk Inc. (a)	22	1,947
Sprout Social, Inc. - Class A (a)	6	354
SPS Commerce, Inc. (a)	5	574
Square, Inc. - Class A (a)	63	3,876
Squarespace, Inc. - Class A (a) (b)	7	144
SS&C Technologies Holdings, Inc.	29	1,686
SunPower Corporation (a) (b)	13	206
Super Micro Computer, Inc. (a)	6	223
Switch Inc - Class A	20	676
Synaptics Incorporated (a)	4	523
SYNNEX Corporation	6	524
Synopsys Inc. (a)	20	5,965
TE Connectivity Ltd. (c)	41	4,691
Tenable Holdings, Inc. (a)	11	497
Teradata Corporation (a)	15	559
Teradyne Inc.	21	1,871
Texas Instruments Incorporated	119	18,256
The Trade Desk, Inc. - Class A (a)	58	2,433
The Western Union Company	49	802
Thoughtworks Holding, Inc. (a) (b)	7	101
Trimble Inc. (a)	31	1,809
TTEC Holdings, Inc.	3	200
Twilio Inc. - Class A (a)	22	1,863
Tyler Technologies Inc. (a)	5	1,674
Uipath, Inc. - Class A (a)	37	673
Unity Software Inc. (a) (b)	23	835
Universal Display Corporation	5	530
Varonis Systems, Inc. (a)	15	446
Verint Systems Inc. (a)	8	350
VeriSign, Inc. (a)	12	2,071
Verra Mobility Corporation - Class A (a)	14	219
ViaSat, Inc. (a)	11	324
Viavi Solutions Inc. (a)	32	423
Visa Inc. - Class A	214	42,066
Vishay Intertechnology Inc.	22	383
VMware, Inc. - Class A	26	2,973
Vontier Corporation	25	574
Western Digital Corporation (a)	41	1,826
Wex, Inc. (a)	5	759
Wolfspeed, Inc. (a) (b)	16	1,031
Workday, Inc. - Class A (a)	25	3,507
Workiva Inc. - Class A (a)	6	362
Xerox Holdings Corporation	8	114
Zebra Technologies Corp. - Class A (a)	7	1,999
Zendesk, Inc. (a)	15	1,111
Zoom Video Communications, Inc. - Class A (a)	29	3,177
Zscaler, Inc. (a)	11	1,634
		1,242,789
Health Care 14.7%
10X Genomics, Inc. - Class A (a)	13	581
Abbott Laboratories	228	24,797
AbbVie Inc.	229	35,018
ABIOMED, Inc. (a)	6	1,545
Acadia Healthcare Company, Inc. (a)	13	867
ACADIA Pharmaceuticals Inc. (a)	12	175
Agilent Technologies, Inc.	39	4,627
Agilon Health Management, Inc. (a)	6	134
Align Technology, Inc. (a)	9	2,234
Alkermes Public Limited Company (a)	23	673
Allscripts Healthcare Solutions, Inc. (a)	15	230
Alnylam Pharmaceuticals, Inc. (a)	16	2,263
Amedisys, Inc. (a)	3	333
AmerisourceBergen Corporation	20	2,777
Amgen Inc.	70	16,985
Amicus Therapeutics, Inc. (a)	38	409
AMN Healthcare Services, Inc. (a)	7	737
Anthem, Inc.	32	15,278
Apellis Pharmaceuticals, Inc. (a)	10	431
Apollo Medical Holdings, Inc. (a) (b) (d)	6	213
Arrowhead Pharmaceuticals Inc (a)	14	488
Arvinas Operations, Inc. (a)	5	208
AtriCure, Inc. (a)	6	258
Avantor, Inc. (a)	79	2,470
Axonics Modulation Technologies, Inc. (a)	5	281
Baxter International Inc.	66	4,229
Beam Therapeutics Inc. (a) (b)	6	231
Becton, Dickinson and Company	37	9,230
Biogen Inc. (a)	19	3,928
Biohaven Pharmaceutical Holding Company Ltd. (a)	8	1,221
BioMarin Pharmaceutical Inc. (a)	23	1,947
Bio-Rad Laboratories, Inc. - Class A (a)	3	1,467
Bio-Techne Corporation	5	1,757
Blueprint Medicines Corporation (a)	8	404
Boston Scientific Corporation (a)	181	6,743
Bristol-Myers Squibb Company	279	21,480
Bruker Corp.	14	878
Cardinal Health, Inc.	37	1,914
Catalent Inc. (a)	24	2,586
Centene Corporation (a)	76	6,435
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	227
Certara, Inc. (a)	15	316
Change Healthcare Inc. (a)	33	751
Charles River Laboratories International Inc. (a)	6	1,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Chemed Corporation	2	887
Cigna Holding Company	41	10,882
Conmed Corp.	4	368
Cooper Cos. Inc.	6	1,854
Corcept Therapeutics Inc. (a)	11	272
Coronado Topco, Inc. (a)	7	653
Corvel Corp. (a)	1	162
Covetrus, Inc. (a)	16	336
CRISPR Therapeutics AG (a)	10	587
CVS Health Corporation	170	15,736
Cytokinetics, Incorporated (a)	12	479
Danaher Corporation	84	21,278
DaVita Inc. (a)	9	701
Denali Therapeutics Inc. (a)	11	335
Dentsply Sirona Inc.	29	1,050
DexCom Inc. (a)	51	3,767
Doximity, Inc. - Class A (a) (b)	12	431
Edwards Lifesciences Corporation (a)	81	7,729
Elanco Animal Health (a)	61	1,200
Eli Lilly & Co.	103	33,273
Encompass Health Corporation	14	809
Enovis Corporation (a)	6	345
Envista Holdings Corporation (a)	17	669
Evolent Health, Inc. - Class A (a)	11	341
Exact Sciences Corporation (a)	22	862
Exelixis, Inc. (a)	44	926
Fate Therapeutics, Inc. (a)	12	288
Figs, Inc. - Class A (a)	3	27
Gilead Sciences, Inc.	164	10,105
Glaukos Corp. (a)	8	341
Global Blood Therapeutics, Inc. (a)	5	158
Globus Medical Inc. - Class A (a)	11	605
Guardant Health, Inc. (a)	14	583
Haemonetics Corp. (a)	7	424
Halozyme Therapeutics, Inc. (a)	18	774
Harmony Biosciences Holdings Inc. (a)	5	258
HCA Healthcare, Inc.	29	4,855
HealthEquity, Inc. (a)	12	730
Henry Schein Inc. (a)	18	1,366
Hologic Inc. (a)	32	2,207
Horizon Therapeutics Public Limited Company (a)	29	2,291
Humana Inc.	16	7,701
ICU Medical, Inc. (a)	3	435
IDEXX Laboratories, Inc. (a)	11	3,888
Illumina, Inc. (a)	21	3,793
Inari Medical, Inc. (a)	4	272
Incyte Corporation (a)	25	1,900
Insmed Inc. (a)	17	333
Inspire Medical Systems Inc. (a)	4	709
Insulet Corporation (a)	9	2,069
Integer Holdings Corporation (a)	4	264
Integra LifeSciences Holdings Corp. (a)	10	546
Intellia Therapeutics, Inc. (a)	10	503
Intra-Cellular Therapies, Inc. (a)	12	664
Intuitive Surgical, Inc. (a)	46	9,186
Ionis Pharmaceuticals Inc. (a)	20	745
Iovance Biotherapeutics Inc. (a)	19	209
IQVIA Inc. (a)	24	5,314
iRhythm Technologies Inc. (a)	4	400
Jazz Pharmaceuticals Public Limited Company (a)	8	1,194
Johnson & Johnson	341	60,546
Karuna Therapeutics, Inc. (a)	3	386
Laboratory Corporation of America Holdings	12	2,836
Lantheus Holdings Inc. (a)	9	589
LivaNova PLC (a)	8	492
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	378
Masimo Corp. (a)	7	942
McKesson Corporation	19	6,180
Medpace Holdings, Inc. (a)	4	587
Medtronic Public Limited Company	175	15,728
Merck & Co., Inc.	329	29,980
Merit Medical Systems Inc. (a)	8	434
Mettler-Toledo International Inc. (a)	3	3,442
Mirati Therapeutics, Inc. (a)	7	462
Moderna, Inc. (a)	44	6,300
Molina Healthcare, Inc. (a)	7	2,059
Multiplan Corporation - Class A (a) (b)	34	187
Natera, Inc. (a)	12	421
Neogen Corp. (a)	15	351
Neurocrine Biosciences, Inc. (a)	12	1,171
Nevro Corp. (a)	6	247
Novavax, Inc. (a) (b)	11	551
Novocure Limited (a)	13	883
NuVasive Inc. (a)	6	295
Oak Street Health, Inc. (a)	20	323
Omnicell, Inc. (a)	6	688
OPKO Health, Inc. (a)	62	158
Option Care Health, Inc. (a)	21	575
Organon & Co.	34	1,143
Owens & Minor Inc.	10	327
Pacira Biosciences, Inc. (a)	5	292
Patterson Cos. Inc.	6	173
Penumbra, Inc. (a)	5	631
PerkinElmer Inc.	16	2,335
Perrigo Company Public Limited Company	19	762
Pfizer Inc.	727	38,098
Premier Healthcare Solutions, Inc. - Class A	17	594
Prestige Consumer Healthcare Inc. (a)	5	304
Progyny, Inc. (a)	9	269
PTC Therapeutics, Inc. (a)	7	278
Quest Diagnostics Incorporated	15	2,025
R1 RCM Inc. (a)	20	421
Regeneron Pharmaceuticals, Inc. (a)	13	7,809
Relay Therapeutics, Inc. (a)	11	180
Repligen Corporation (a)	6	1,020
ResMed Inc.	19	4,014
Royalty Pharma PLC - Class A	46	1,953
Sage Therapeutics Inc. (a)	8	273
Sarepta Therapeutics, Inc. (a)	11	837
Seagen Inc. (a)	18	3,127
Select Medical Holdings Corporation	14	334
Shockwave Medical, Inc. (a)	4	841
Sotera Health LLC (a)	10	188
Springworks Therapeutics, Inc. (a)	4	110
Staar Surgical Co. (a)	7	497
Steris Limited	13	2,611
Stryker Corporation	43	8,550
Symbion, Inc. (a)	4	128
Syneos Health, Inc. - Class A (a)	13	966
Tandem Diabetes Care Inc. (a)	9	538
Teladoc Health, Inc. (a)	23	750
Teleflex Incorporated	6	1,581
Tenet Healthcare Corporation (a)	13	694
The Ensign Group, Inc.	6	469
Thermo Fisher Scientific Inc.	51	27,645
Tilray, Inc. (a)	65	203
Ultragenyx Pharmaceutical Inc. (a)	9	540
United Therapeutics Corporation (a)	6	1,410
UnitedHealth Group Incorporated	122	62,415
Universal Health Services Inc. - Class B	9	935
Veeva Systems Inc. - Class A (a)	18	3,543
Vertex Pharmaceuticals Incorporated (a)	33	9,350
Viatris Inc.	153	1,598
VIR Biotechnology, Inc. (a)	11	270
Waters Corp. (a)	8	2,652
West Pharmaceutical Services Inc.	10	2,905
Zimmer Biomet Holdings, Inc.	27	2,801
Zoetis Inc. - Class A	62	10,600
		701,313
Financials 11.2%
Affiliated Managers Group, Inc.	6	666
AFLAC Incorporated	77	4,281
Alleghany Corporation (a)	2	1,373
Ally Financial Inc.	39	1,306
American Equity Investment Life Holding Company	11	395
American Express Company	79	10,993
American Financial Group, Inc.	6	807
American International Group, Inc.	98	5,033
Ameriprise Financial, Inc.	15	3,486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Ameris Bancorp	9	361
Annaly Capital Management, Inc.	175	1,034
AON Public Limited Company - Class A	27	7,365
Apollo Asset Management (d)	—	—
Apollo Global Management, Inc. (d)	48	2,345
Arch Capital Group Ltd. (a)	53	2,391
Ares Management Corporation - Class A	22	1,272
Arthur J Gallagher & Co.	27	4,435
Artisan Partners Asset Management Inc. - Class A	10	359
Associated Banc-Corp	16	294
Assurant, Inc.	7	1,218
Assured Guaranty Ltd.	10	572
Atlantic Union Bank	8	256
AXIS Capital Holdings Limited	11	619
Axos Financial, Inc. (a)	6	207
BancFirst Corporation	3	269
Bank of America Corporation	919	28,617
Bank of Hawaii Corporation	3	231
Bank OZK	17	627
BankUnited, Inc.	12	442
Berkshire Hathaway Inc. - Class B (a)	235	64,081
BlackRock, Inc.	19	11,318
Blackstone Mortgage Trust, Inc. - Class A (b)	21	577
Blue Owl Capital Inc. - Class A (b)	44	446
BOK Financial Corporation	4	287
Brighthouse Financial, Inc. (a)	9	366
Brown & Brown Inc.	30	1,776
Cadence Bank	28	658
Cannae Holdings, Inc. (a)	14	274
Capital One Financial Corporation	50	5,203
Cathay General Bancorp	8	321
Chubb Limited	56	10,916
Cincinnati Financial Corporation	19	2,275
Citigroup Inc.	248	11,411
Citizens Financial Group Inc.	63	2,249
CME Group Inc. - Class A	46	9,455
CNO Financial Group, Inc.	18	324
Cohen & Steers, Inc.	4	246
Coinbase Global, Inc. - Class A (a) (b)	4	201
Columbia Banking System Inc.	12	333
Comerica Inc.	18	1,287
Commerce Bancshares Inc.	12	804
Community Bank System Inc.	7	457
Credit Acceptance Corp. (a) (b)	1	497
Cullen/Frost Bankers Inc.	8	950
CVB Financial Corp.	21	519
Discover Financial Services	36	3,374
East West Bancorp, Inc.	20	1,288
Eastern Bankshares, Inc.	26	488
Enstar Group Limited (a)	2	348
Equitable Holdings, Inc.	51	1,322
Erie Indemnity Company - Class A	4	672
Essent Group Ltd.	16	610
Evercore Inc. - Class A	5	449
Everest Re Group, Ltd.	5	1,317
FactSet Research Systems Inc.	5	1,894
Federated Investors, Inc. - Class B	12	367
Fidelity National Financial, Inc. - Class A	36	1,347
Fifth Third Bancorp	88	2,942
First American Financial Corporation	16	837
First Bancorp.	30	391
First Citizens BancShares, Inc. - Class A	2	1,215
First Financial Bancorp.	10	193
First Financial Bankshares, Inc.	18	713
First Hawaiian, Inc.	17	392
First Horizon National Corporation	69	1,516
First Interstate BancSystem, Inc. - Class A	8	320
First Merchants Corporation	4	145
First Republic Bank	23	3,336
FirstCash Holdings, Inc.	5	318
FNB Corp.	49	532
Focus Financial Partners Inc. - Class A (a)	6	208
Franklin Resources Inc.	36	832
Freedom Holding Corp. (a) (b)	3	128
Fulton Financial Corp.	27	383
Glacier Bancorp, Inc.	13	631
Globe Life Inc.	12	1,139
Hamilton Lane Inc. - Class A	5	348
Hancock Whitney Co.	12	521
Hanover Insurance Group Inc.	5	733
Hilltop Holdings Inc.	2	47
Home BancShares, Inc.	20	420
Houlihan Lokey Inc. - Class A	7	574
Huntington Bancshares Incorporated	193	2,327
Independence Holdings, LLC	14	509
Independent Bank Corp.	5	429
Independent Bank Group, Inc.	6	407
Interactive Brokers Group, Inc. - Class A	11	632
Intercontinental Exchange, Inc.	74	6,930
International Bancshares Corporation	9	367
Invesco Ltd.	40	651
Jackson Financial Inc. - Class A (d)	11	300
Janus Henderson Group PLC	20	466
Jefferies Financial Group Inc.	24	672
JPMorgan Chase & Co.	383	43,117
K.K.R. Co., Inc. - Class A	76	3,495
Kemper Corp.	9	409
KeyCorp	126	2,173
Kinsale Capital Group, Inc.	3	666
Lincoln National Corporation	23	1,085
Live Oak Bancshares, Inc.	5	153
Loews Corp.	27	1,578
LPL Financial Holdings Inc.	8	1,538
M&T Bank Corporation	23	3,723
Markel Corporation (a)	2	2,279
MarketAxess Holdings Inc.	5	1,174
Marsh & McLennan Companies, Inc.	66	10,216
Mercury General Corp.	4	192
MetLife, Inc.	91	5,718
MGIC Investment Corp.	34	434
Moelis & Company LLC - Class A	10	374
Moody's Corp.	20	5,552
Morgan Stanley	181	13,749
Morningstar Inc.	3	745
Mr. Cooper Group Inc. (a)	12	426
MSCI Inc. - Class A	11	4,417
NASDAQ Inc.	16	2,417
Navient Corporation	25	347
Nelnet, Inc. - Class A	2	173
New York Community Bancorp Inc. - Series A	69	630
Northern Trust Corp.	27	2,625
Old National Bancorp	38	562
Old Republic International Corp.	41	917
Pacific Premier Bancorp, Inc.	13	373
PacWest Bancorp	16	439
PennyMac Financial Services, Inc.	4	189
Pinnacle Financial Partners, Inc.	11	800
Popular Inc.	11	826
Primerica, Inc.	6	667
Principal Financial Group, Inc.	32	2,158
Progressive Corp.	76	8,842
Prosperity Bancshares Inc.	13	920
Prudential Financial Inc.	49	4,729
Radian Group Inc.	4	84
Raymond James Financial Inc.	24	2,178
Regions Financial Corporation	101	1,893
Reinsurance Group of America, Incorporated	8	979
RenaissanceRe Holdings Ltd	5	747
RLI Corp.	5	628
Ryan Specialty Group Holdings, Inc. - Class A (a)	6	248
S&P Global Inc.	46	15,603
SEI Investments Co.	15	813
Selective Insurance Group Inc.	8	736
ServisFirst Bancshares, Inc.	7	587
Signature Bank	9	1,562
Silvergate Capital Corporation - Class A (a)	3	155
Simmons First National Corp. - Class A	18	375
SLM Corporation	27	431
SoFi Technologies, Inc. (a) (b)	96	506
South State Corp.	10	776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
State Street Corporation	48	2,964
Stifel Financial Corp.	15	848
SVB Financial Group (a)	8	3,071
Synchrony Financial	68	1,881
Synovus Financial Corp.	18	639
T. Rowe Price Group, Inc.	30	3,394
Texas Capital Bancshares, Inc. (a)	4	205
TFS Financial Corporation	8	108
The Allstate Corporation	36	4,612
The Bank of New York Mellon Corporation	96	3,998
The Blackstone Group Inc. - Class A	92	8,375
The Carlyle Group, Inc.	20	647
The Charles Schwab Corporation	195	12,344
The Goldman Sachs Group, Inc.	44	13,141
The Hartford Financial Services Group, Inc.	44	2,878
The PNC Financial Services Group, Inc.	54	8,474
The Travelers Companies, Inc.	32	5,343
TowneBank	6	172
Tradeweb Markets Inc. - Class A	13	863
Truist Financial Corporation	171	8,088
Trupanion Inc. (a)	3	207
U.S. Bancorp	176	8,119
UMB Financial Corp.	6	522
Umpqua Holdings Corp.	33	550
United Bankshares Inc.	18	628
United Community Banks, Inc.	14	429
Unum Group	29	981
Upstart Holdings, Inc. (a) (b)	7	226
Valley National Bancorp	59	616
Virtu Financial Inc. - Class A	13	306
Voya Financial, Inc.	13	795
W. R. Berkley Corporation	25	1,724
Walker & Dunlop, Inc.	4	380
Washington Federal Inc.	9	264
Webster Financial Corp.	22	935
Wells Fargo & Company	492	19,261
WesBanco Inc.	11	347
Western Alliance Bancorp	15	1,032
White Mountains Insurance Group Ltd	—	485
Willis Towers Watson Public Limited Company	14	2,777
Wintrust Financial Corporation	8	645
WSFS Financial Corp.	6	234
Zions Bancorp	20	1,014
		538,115
Consumer Discretionary 10.0%
Abercrombie & Fitch Co. - Class A (a)	9	148
Academy Sports & Outdoors, Inc.	10	345
Acushnet Holdings Corp.	6	235
Adient Public Limited Company (a)	13	377
ADT, Inc.	25	153
Advance Auto Parts, Inc.	8	1,337
Airbnb, Inc. - Class A (a)	50	4,440
Amazon.com, Inc. (a)	1,134	120,466
American Eagle Outfitters, Inc. (b)	21	231
Aptiv PLC (a)	36	3,189
Aramark	32	972
Asbury Automotive Group, Inc. (a)	3	520
Autoliv, Inc.	10	708
AutoNation, Inc. (a)	5	539
AutoZone, Inc. (a)	2	5,321
Bath & Body Works, Inc.	33	880
Best Buy Co., Inc. (b)	27	1,764
Boot Barn Holdings, Inc. (a)	4	274
BorgWarner Inc.	30	996
Boyd Gaming Corporation	11	566
Bright Horizons Family Solutions Inc. (a)	8	715
Brunswick Corp.	10	632
Burlington Stores Inc. (a)	8	1,112
Caesars Entertainment, Inc. (a)	29	1,102
Callaway Golf Co. (a)	15	310
Capri Holdings Limited (a)	21	848
CarMax Inc. (a)	22	1,993
Carnival Plc (a) (b)	100	866
Carter's Inc.	6	420
Carvana Co. - Class A (a)	12	267
Cavco Industries Inc. (a)	1	235
Chegg, Inc. (a)	13	246
Chewy, Inc. - Class A (a) (b)	12	429
Chipotle Mexican Grill Inc. (a)	4	4,655
Choice Hotels International Inc.	5	536
Churchill Downs Inc.	4	726
Columbia Sportswear Co.	5	361
Coursera, Inc. (a)	9	133
Cracker Barrel Old Country Store, Inc. (b)	2	191
Crocs Inc. (a)	7	361
D.R. Horton, Inc.	42	2,809
Dana Holding Corp.	24	334
Darden Restaurants Inc.	17	1,922
Dave & Buster's Entertainment Inc. (a)	7	221
Deckers Outdoor Corp. (a)	4	985
Dick's Sporting Goods Inc. (b)	6	426
Dillard's Inc. - Class A (b)	1	168
Dollar Tree Inc. (a)	29	4,567
Domino's Pizza, Inc.	4	1,704
Doordash, Inc. - Class A (a)	20	1,271
Dorman Products Inc. (a)	4	416
Draftkings Inc. - Class A (a)	48	561
eBay Inc.	71	2,977
ETSY, Inc. (a)	18	1,282
Five Below, Inc. (a)	8	889
Floor & Decor Holdings Inc. - Class A (a)	15	947
Foot Locker, Inc.	13	320
Ford Motor Company	511	5,683
Fox Factory Holding Corp. (a)	6	485
Frontdoor, Inc. (a)	12	279
GameStop Corp. - Class A (a) (b)	9	1,069
Gap Inc.	31	258
Garmin Ltd.	20	2,012
General Motors Company (a)	177	5,628
Gentex Corp.	29	820
Gentherm Incorporated (a)	5	304
Genuine Parts Co.	19	2,463
Graham Holdings Co. - Class B	1	280
Grand Canyon Education, Inc. (a)	3	319
Group 1 Automotive Inc.	3	461
H & R Block, Inc.	22	776
Hanesbrands Inc.	51	520
Harley-Davidson, Inc.	22	701
Hasbro, Inc.	15	1,248
Helen of Troy Ltd (a)	3	548
Hilton Grand Vacations Inc. (a)	8	275
Hilton Worldwide Holdings Inc.	37	4,071
Hyatt Hotels Corp. - Class A (a)	6	427
Installed Building Products, Inc.	4	312
KB Home	10	284
Kohl's Corporation	18	660
Kontoor Brands, Inc.	8	258
Las Vegas Sands Corp. (a)	44	1,473
LCI Industries	3	366
Lear Corporation	8	1,048
Leggett & Platt Inc.	19	667
Lennar Corporation - Class A	34	2,368
Lennar Corporation - Class B	3	151
Leslie's, Inc. (a)	21	313
LGI Homes, Inc. (a)	2	202
Lithia Motors Inc. - Class A	3	840
LKQ Corporation	36	1,786
Lowe`s Companies, Inc.	84	14,739
Lucid Group, Inc. (a) (b)	72	1,228
Lululemon Athletica Inc. (a)	15	4,178
Luminar Technologies, Inc. - Class A (a) (b)	27	161
Macy's, Inc.	42	760
Marriott International, Inc. - Class A	33	4,516
Marriott Vacations Worldwide Corporation	6	683
Mattel, Inc. (a)	40	897
McDonald's Corporation	96	23,791
MDC Holdings Inc.	9	295
Medifast, Inc.	2	295
MercadoLibre S.R.L (a)	6	3,898

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Meritage Homes Corporation (a)	5	368
MGM Resorts International	60	1,727
Mohawk Industries Inc. (a)	7	882
Murphy USA Inc.	3	756
National Vision Holdings, Inc. (a)	11	315
Newell Brands Inc.	54	1,026
NIKE, Inc. - Class B	166	16,924
Nordstrom Inc.	18	375
Norwegian Cruise Line Holdings Ltd. (a) (b)	49	550
NVR, Inc. (a)	—	1,674
Office Depot, Inc. (a)	5	158
Ollie's Bargain Outlet Holdings Inc. (a)	9	545
O'Reilly Automotive, Inc. (a)	8	5,207
Papa John's International Inc.	5	382
Peloton Interactive, Inc. - Class A (a)	43	396
Penn National Gaming Inc. (a)	23	686
Penske Automotive Group, Inc.	1	71
Petco Health And Wellness Company, Inc. - Class A (a) (b)	11	157
Planet Fitness, Inc. - Class A (a)	12	798
Polaris Industries Inc.	6	577
Pool Corporation	5	1,835
Pulte Homes Inc.	33	1,300
PVH Corp.	10	562
Quantumscape Battery, Inc. - Class A (a) (b)	32	272
Ralph Lauren Corp. - Class A	7	608
Red Rock Resorts, Inc. - Class A	7	221
RH (a)	2	523
Rivian Automotive, Inc. - Class A (a) (b)	20	523
Ross Stores Inc.	46	3,222
Royal Caribbean Cruises Ltd.	32	1,103
Scientific Games Corporation (a)	13	617
Seaworld Entertainment, Inc. (a)	7	319
Service Corp. International	20	1,368
Shake Shack Inc. - Class A (a)	6	232
Shutterstock Inc.	4	208
Signet Jewelers Limited	7	385
Six Flags Operations Inc.	12	268
Skechers U.S.A. Inc. - Class A (a)	19	689
Skyline Corp. (a)	7	349
Sonos, Inc. (a)	20	366
Starbucks Corporation	150	11,429
Steven Madden Ltd.	10	331
Tapestry Inc.	30	923
Taylor Morrison Home II Corporation - Class A (a)	17	393
Tempur Sealy International, Inc.	27	571
Terminix Global Holdings, Inc. (a)	15	590
Tesla Inc. (a)	109	73,356
Texas Roadhouse Inc. - Class A	9	688
The Goodyear Tire & Rubber Company (a)	38	409
The Home Depot, Inc.	133	36,543
The Wendy's Company	26	489
Thor Industries Inc.	8	592
TJX Cos. Inc.	155	8,683
Toll Brothers Inc.	16	725
TopBuild Corp. (a)	4	653
Tractor Supply Co.	14	2,809
Travel + Leisure Co.	12	466
TRI Pointe Homes, Inc. (a)	15	250
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7	2,673
Under Armour Inc. - Class A (a)	29	242
Under Armour Inc. - Class C (a)	30	225
Urban Outfitters Inc. (a)	11	208
Vail Resorts, Inc.	5	1,111
VF Corp.	42	1,842
Victoria's Secret & Co. (a)	9	257
Vista Outdoor Inc. (a)	7	208
Visteon Corporation (a)	3	340
Wayfair Inc. - Class A (a) (b)	11	483
Whirlpool Corporation	8	1,201
Williams-Sonoma Inc.	9	1,030
Wingstop Inc.	4	315
Wyndham Hotels & Resorts, Inc.	10	675
Wynn Resorts, Limited (a)	12	671
YETI Holdings, Inc. (a)	11	472
Yum! Brands, Inc.	38	4,276
		480,867
Industrials 8.6%
3M Company	74	9,516
AAON, Inc.	7	361
ABM Industries Incorporated	6	269
Acuity Brands, Inc.	4	649
Advanced Drainage Systems, Inc.	7	646
AECOM	17	1,083
Aerojet Rocketdyne Holdings, Inc. (a)	8	313
AeroVironment, Inc. (a)	3	223
AGCO Corporation	7	715
Air Lease Corporation - Class A	15	487
Alaska Air Group, Inc. (a)	18	726
Albany International Corp. - Class A	2	192
Alight, Inc. - Class A (a)	30	202
Allegiant Travel Company (a)	2	240
Allegion Public Limited Company	12	1,179
Allison Systems, Inc.	15	592
Altra Industrial Motion Corp.	10	352
AMERCO	1	562
American Airlines Group Inc. (a) (b)	76	967
AMETEK, Inc.	29	3,161
AO Smith Corp.	17	919
APi Group Corporation (a)	25	371
Applied Industrial Technologies, Inc.	5	491
Arcosa, Inc.	8	365
Armstrong World Industries, Inc.	7	494
ASGN Incorporated (a)	7	666
Atkore International Group Inc. (a)	7	540
Atlas Air Worldwide Holdings, Inc. (a)	4	226
Avis Budget Group, Inc. (a)	5	753
Axone Intelligence Inc. (a)	9	835
Azek Company Inc - Class A (a)	17	281
Beacon Roofing Supply, Inc. (a)	4	220
Bloom Energy Corporation - Class A (a)	17	280
Boise Cascade Company	6	333
Brady Corp. - Class A	8	372
Brink's Co.	5	283
Builders FirstSource, Inc. (a)	23	1,239
BWXT Government Group, Inc.	13	736
C.H. Robinson Worldwide, Inc.	17	1,771
Carlisle Cos. Inc.	6	1,505
Carrier Global Corporation	113	4,017
Casella Waste Systems Inc. - Class A (a)	8	564
Caterpillar Inc.	70	12,496
CBIZ Inc. (a)	6	241
Chargepoint Inc. - Class A (a) (b)	21	289
Chart Industries, Inc. (a)	5	855
Cintas Corp.	11	4,287
Clarivate PLC (a)	51	708
Clean Harbors Inc. (a)	7	603
Comfort Systems USA Inc.	5	421
Copart Inc. (a)	28	3,023
CoStar Group, Inc. (a)	50	3,031
Crane Holdings, Co.	7	596
CSX Corp.	275	7,984
Cummins Inc.	18	3,557
Curtiss-Wright Corp.	5	615
Deere & Company	36	10,882
Delta Air Lines, Inc. (a)	82	2,372
Donaldson Co. Inc.	13	614
Dover Corporation	15	1,838
Driven Brands Holdings Inc. (a)	6	178
Dun & Bradstreet Holdings, Inc. (a)	22	337
Dycom Industries, Inc. (a)	4	395
Eaton Corporation Public Limited Company	52	6,609
Elance, Inc. (a)	15	308
EMCOR Group, Inc.	7	716
Emerson Electric Co.	78	6,185
Encore Wire Corp.	3	277
EnerSys	6	334
Equifax Inc.	14	2,502
Evoqua Water Technologies Corp. (a)	17	547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Expeditors International of Washington Inc.	22	2,146
Exponent, Inc.	7	683
Fastenal Co.	75	3,745
Federal Signal Corporation	10	355
FedEx Corporation	30	6,863
Flowserve Corporation	18	520
Fluor Corp. (a)	18	436
Fortive Corporation	44	2,382
Fortune Brands Home & Security, Inc.	14	825
Forward Air Corp.	4	336
Franklin Electric Co. Inc.	3	220
FTI Consulting Inc. (a)	5	843
Gates Industrial Corporation PLC (a)	11	118
GATX Corporation	5	442
Generac Holdings Inc. (a)	8	1,719
General Dynamics Corporation	30	6,647
General Electric Company	141	9,006
Graco Inc.	24	1,416
GrafTech International Ltd.	23	164
GXO Logistics Inc. (a)	14	584
Hayward Holdings, Inc. (a)	8	114
HEICO Corp.	6	795
HEICO Corp. - Class A	10	1,094
Helios Technologies, Inc.	5	327
Herc Holdings Inc.	4	315
Herman Miller Inc.	8	218
Hexcel Corp.	12	620
Hillenbrand Inc.	10	398
Honeywell International Inc.	88	15,257
Howmet Aerospace Inc.	50	1,566
HUB Group Inc. - Class A (a)	5	342
Hubbell Inc.	8	1,358
Huntington Ingalls Industries Inc.	5	1,171
IAA Spinco Inc. (a)	20	650
IDEX Corporation	10	1,813
Illinois Tool Works Inc.	36	6,638
Ingersoll Rand Inc.	51	2,128
Insperity, Inc.	3	291
ITT Industries Holdings, Inc.	12	802
Jacobs Engineering Group Inc.	17	2,125
JB Hunt Transport Services Inc.	11	1,755
JELD-WEN Holding, Inc. (a)	12	178
JetBlue Airways Corporation (a)	47	392
Joby Aviation, Inc. - Class A (a) (b)	38	184
John Bean Technologies Corp.	4	493
Johnson Controls International Public Limited Company	92	4,385
Kadant Inc.	1	200
Kennametal Inc.	14	317
Kirby Corp. (a)	7	448
Knight-Swift Transportation Holdings Inc. - Class A	23	1,064
Korn Ferry	6	356
Kratos Defense & Security Solutions, Inc. (a)	20	279
L3Harris Technologies, Inc.	25	6,156
Landstar System Inc.	4	645
Lennox International Inc.	4	872
Lincoln Electric Holdings Inc.	7	917
Lockheed Martin Corporation	30	12,984
ManpowerGroup Inc.	8	598
Masco Corporation	29	1,475
Masonite International Corporation (a)	4	307
MasTec Inc. (a)	8	576
Matson Intermodal - Paragon, Inc.	3	191
Maxar Technologies Inc.	9	235
Mercury Systems Inc. (a)	8	542
Middleby Corp. (a)	8	970
Moog Inc. - Class A	3	222
MSA Safety Inc.	5	637
MSC Industrial Direct Co. - Class A	6	474
Mueller Industries Inc.	5	288
Mueller Water Products Inc. - Class A	15	172
Nielsen Holdings plc	41	953
Nikola Subsidiary Corporation (a) (b)	23	110
Nordson Corp.	7	1,324
Norfolk Southern Corporation	33	7,411
Northrop Grumman Systems Corp.	19	8,990
Nvent Electric Public Limited Company	21	655
Old Dominion Freight Line Inc.	12	3,157
Oshkosh Corp.	9	754
Otis Worldwide Corporation	53	3,760
Owens Corning Inc.	11	850
PACCAR Inc.	43	3,574
Parker-Hannifin Corporation	17	4,159
Parsons Corporation (a)	4	156
Pentair Public Limited Company	23	1,059
Plug Power Inc. (a)	66	1,085
Quanta Services, Inc.	18	2,313
Raytheon BBN Technologies Corp.	194	18,604
RBC Bearings Incorporated (a)	4	667
Regal-Beloit Corp.	9	970
Republic Services Inc.	28	3,612
Resideo Technologies, Inc. (a)	17	321
Robert Half International Inc.	14	1,081
Rocket Lab USA, Inc. - Class A (a) (b)	20	76
Rockwell Automation Inc.	15	2,988
Rollins Inc.	18	629
Roper Technologies, Inc.	14	5,486
Rush Enterprises Inc. - Class A	7	339
Ryder System, Inc.	8	539
Saia, Inc. (a)	4	698
Schneider National, Inc. - Class B	6	134
Sensata Technologies Holding PLC	22	907
Simpson Manufacturing Co. Inc.	6	615
SiteOne Landscape Supply, Inc. (a)	6	770
Snap-On Inc.	7	1,340
Southwest Airlines Co. (a)	78	2,828
Spirit Aerosystems Holdings Inc. - Class A	15	429
Spirit Airlines, Inc. (a)	15	356
SPX Corp. (a)	7	385
Stanley Black & Decker, Inc.	18	1,895
Stericycle Inc. (a)	13	583
SunRun Inc. (a)	29	675
Teledyne Technologies Inc. (a)	6	2,266
Terex Corp.	10	266
Tetra Tech, Inc.	8	1,049
Textron Inc.	30	1,802
The Boeing Company (a)	72	9,864
Timken Co.	10	516
Toro Co.	12	918
Trane Technologies Public Limited Company	30	3,953
TransDigm Group Inc. (a)	7	3,715
TransUnion	26	2,113
Trex Company, Inc. (a)	15	829
TriNet Group Inc. (a)	3	263
Trinity Industries Inc.	13	327
Triton Container International Limited	7	365
Tusimple Holdings Inc. - Class A (a) (b)	4	31
Uber Technologies, Inc. (a)	219	4,480
UFP Industries, Inc.	8	575
UniFirst Corp.	2	425
Union Pacific Corporation	80	17,143
United Airlines Holdings, Inc. (a)	42	1,495
United Parcel Service Inc. - Class B	95	17,348
United Rentals Inc. (a)	10	2,307
Univar Solutions Inc. (a)	25	620
Valmont Industries Inc.	3	662
Verisk Analytics, Inc.	21	3,599
Vertiv Holdings, LLC - Class A	39	325
Vicor Corp. (a)	4	192
Virgin Galactic Holdings, Inc. - Class A (a) (b)	21	129
W. W. Grainger, Inc.	6	2,889
Wabtec Corp.	23	1,901
Waste Management, Inc.	50	7,660
Watsco Inc.	5	1,075
Watts Water Technologies Inc. - Class A	4	476
Welbilt Inc. (a)	18	428
Werner Enterprises Inc.	9	358
WESCO International, Inc. (a)	6	667
WillScot Mobile Mini Holdings Corp. - Class A (a)	28	902
Woodward Governor Co.	9	789

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
XPO Logistics, Inc. (a)	14	667
Xylem Inc.	22	1,750
Zurn Water Solutions Corporation	17	458
		413,114
Communication Services 8.4%
Activision Blizzard, Inc.	101	7,901
Alphabet Inc. - Class A (a)	39	84,917
Alphabet Inc. - Class C (a)	36	78,479
Altice USA, Inc. - Class A (a)	24	225
AMC Entertainment Holdings, Inc. - Class A (a) (b)	73	993
AT&T Inc.	918	19,246
Booking Holdings Inc. (a)	5	9,273
Bumble Inc. - Class A (a)	4	126
Cable One, Inc.	1	856
Cargurus Inc. - Class A (a)	11	245
Charter Communications, Inc. - Class A (a)	15	7,018
Cinemark Holdings, Inc. (a)	15	232
Cogent Communications Group, Inc.	2	149
Comcast Corporation - Class A	579	22,720
Dish Network Corporation - Class A (a)	33	599
Electronic Arts Inc.	36	4,394
Expedia Group, Inc. (a)	20	1,883
Facebook, Inc. - Class A (a)	298	48,009
Fox Corporation - Class A	44	1,420
Fox Corporation - Class B	22	645
Frontier Communications Parent, Inc. (a)	27	631
IAC/Interactive Corp. (a)	10	779
iHeartMedia, Inc. - Class A (a)	15	115
Interpublic Group of Cos. Inc.	48	1,309
Iridium Communications Inc. (a)	17	625
John Wiley & Sons Inc. - Class A	7	337
Liberty Broadband Corp. - Series A (a)	4	428
Liberty Broadband Corp. - Series C (a)	16	1,842
Liberty Latin America Ltd. - Class C (a)	25	194
Liberty Media Corporation - Series A (a)	2	119
Liberty Media Corporation - Series C (a)	28	1,757
Liberty SiriusXM Group - Series A (a)	11	405
Liberty SiriusXM Group - Series C (a)	20	707
Lions Gate Entertainment Corp. - Class A (a)	9	86
Lions Gate Entertainment Corp. - Class B (a)	18	155
Live Nation Entertainment, Inc. (a)	18	1,524
Lumen Technologies Inc.	126	1,380
Lyft, Inc. - Class A (a)	42	554
Match Group Holdings II, LLC (a)	36	2,533
Netflix, Inc. (a)	58	10,066
New York Times Co. - Class A	21	587
News Corporation - Class A	50	772
News Corporation - Class B	20	317
Nexstar Media Group, Inc. - Class A	5	861
Omnicom Group Inc.	29	1,837
Pinterest, Inc. - Class A (a)	74	1,347
Playtika Holding Corp. (a)	11	152
Roku Inc. - Class A (a)	16	1,327
Sirius XM Holdings Inc. (b)	120	734
Snap Inc. - Class A (a)	141	1,853
Take-Two Interactive Software Inc. (a)	20	2,448
TechTarget, Inc. (a)	4	240
TEGNA Inc.	32	667
The Madison Square Garden Company - Class A (a)	1	178
T-Mobile US, Inc. (a)	77	10,296
TripAdvisor Inc. (a)	16	280
Twitter, Inc. (a)	98	3,675
Verizon Communications Inc.	549	27,846
ViacomCBS Inc. - Class B	76	1,882
Walt Disney Co. (a)	236	22,267
Warner Bros. Discovery, Inc. - Series A (a)	275	3,691
Warner Music Group Corp. - Class A	14	352
World Wrestling Entertainment, Inc. - Class A	3	168
Yelp Inc. (a)	10	272
Zillow Group, Inc. - Class A (a)	6	191
Zillow Group, Inc. - Class C (a)	19	594
ZoomInfo Technologies Inc. - Class A (a)	40	1,322
		401,032
Consumer Staples 6.8%
Albertsons Companies, Inc. - Class A	14	363
Altria Group, Inc.	238	9,945
Archer-Daniels-Midland Company	74	5,715
Bellring Intermediate Holdings, Inc. (a)	14	338
Beyond Meat, Inc. (a) (b)	7	172
BJ's Wholesale Club Holdings, Inc. (a)	17	1,060
Boston Beer Co. Inc. - Class A (a)	1	431
Brown-Forman Corp. - Class A	7	504
Brown-Forman Corp. - Class B	26	1,800
Bunge Limited	20	1,769
Cal-Maine Foods Inc.	5	254
Campbell Soup Company	28	1,327
Casey's General Stores Inc.	4	658
Celsius Holdings, Inc. (a)	4	256
Central Garden & Pet Co. (a)	2	65
Central Garden & Pet Co. - Class A (a)	6	258
Church & Dwight Co. Inc.	32	2,945
Coca-Cola Consolidated Inc.	—	276
Colgate-Palmolive Co.	110	8,776
ConAgra Brands Inc.	65	2,219
Constellation Brands, Inc. - Class A	21	4,992
Costco Wholesale Corporation	57	27,515
Coty Inc. - Class A (a)	40	321
Darling Ingredients Inc. (a)	19	1,152
Dollar General Corporation	30	7,412
Energizer Holdings, Inc.	10	270
Estee Lauder Cos. Inc. - Class A	30	7,752
Flowers Foods Inc.	28	734
Freshpet Inc. (a)	6	326
General Mills, Inc.	78	5,882
Grocery Outlet Holding Corp. (a)	7	308
Hain Celestial Group Inc. (a)	13	318
Herbalife Nutrition Ltd. (a)	12	251
Hershey Co.	18	3,961
Hormel Foods Corp.	39	1,828
Hostess Brands, Inc. - Class A (a)	22	458
Ingredion Inc.	10	839
Inter Parfums Inc.	2	153
J&J Snack Foods Corp.	2	344
JM Smucker Co.	14	1,797
Kellogg Co.	32	2,253
Keurig Dr Pepper Inc.	96	3,392
Kimberly-Clark Corporation	44	5,947
Kraft Heinz Foods Company	91	3,462
Lamb Weston Holdings Inc.	20	1,435
Lancaster Colony Corp.	3	396
McCormick & Company, Incorporated	32	2,667
Molson Coors Beverage Company - Class B	25	1,365
Mondelez International, Inc. - Class A	181	11,235
Monster Beverage 1990 Corporation (a)	48	4,457
National Beverage Corp. (b)	4	184
Olaplex Holdings, Inc. (a)	7	104
PepsiCo, Inc.	179	29,872
Performance Food Group, Inc. (a)	19	890
Philip Morris International Inc.	202	19,945
Pilgrim's Pride Corporation (a)	8	246
Post Holdings, Inc. (a)	5	437
PriceSmart Inc.	4	270
Procter & Gamble Co.	311	44,652
Sanderson Farms Inc.	2	411
Seaboard Corp.	—	159
Spectrum Brands Legacy, Inc.	5	400
Sprouts Farmers Market, Inc. (a)	13	320
Sysco Corp.	66	5,603
Target Corporation	59	8,391
The Beauty Health Company - Class A (a)	14	178
The Clorox Company	16	2,242
The Coca-Cola Company	507	31,875
The Kroger Co.	88	4,166
The Simply Good Foods Company (a)	6	213
Tyson Foods Inc. - Class A	38	3,311
United Natural Foods Inc. (a)	8	307
US Foods Holding Corp. (a)	22	679
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Walgreens Boots Alliance, Inc.	93	3,513
Walmart Inc.	182	22,163
WD-40 Co.	1	291
		323,175
Energy 4.4%
Antero Midstream Corporation	41	374
Antero Resources Corporation (a)	38	1,171
Apa Corp.	39	1,358
Arch Resources, Inc. - Class A	2	233
Baker Hughes, a GE Company, LLC - Class A	118	3,420
Cactus Inc. - Class A	7	294
California Resources Corporation	11	439
Callon Petroleum Company (a)	7	269
ChampionX Corporation	25	504
Cheniere Energy, Inc.	31	4,064
Chesapeake Energy Corporation	13	1,077
Chevron Corporation	255	36,904
Civitas Resources, Inc.	8	435
CNX Resources Corporation (a)	19	319
ConocoPhillips	170	15,243
Continental Resources Inc.	8	537
Coterra Energy Inc	106	2,737
CVR Energy, Inc.	6	197
Denbury Inc. (a)	7	413
Devon Energy Corporation	83	4,560
Diamondback Energy, Inc.	21	2,573
DT Midstream, Inc.	12	607
Enviva, Inc.	4	213
EOG Resources, Inc.	76	8,422
EQT Corporation	39	1,349
Equitrans Midstream Corp.	59	376
Exxon Mobil Corporation	549	46,974
Halliburton Company	118	3,692
Helmerich & Payne Inc.	15	640
Hess Corporation	36	3,864
HF Sinclair Corporation	19	876
Kinder Morgan, Inc.	257	4,302
Kosmos Energy Ltd. (a)	54	335
Magnolia Oil & Gas Corp. - Class A	20	418
Marathon Oil Corporation	85	1,908
Marathon Petroleum Corporation	69	5,673
Matador Resources Co.	15	706
Murphy Oil Corporation	20	605
NexTier Oilfield Solutions Inc. (a)	24	225
NOV Inc.	54	915
Oasis Petroleum Inc.	3	322
Occidental Petroleum Corporation	113	6,668
ONEOK, Inc.	59	3,280
Ovintiv Canada ULC	35	1,538
Patterson-UTI Energy Inc.	30	474
PBF Energy Inc. - Class A (a)	12	349
PDC Energy, Inc.	14	833
Peabody Energy Corp. (a)	13	277
Phillips 66	62	5,076
Pioneer Natural Resources Co.	31	6,839
Range Resources Corporation (a)	36	883
Schlumberger Ltd.	186	6,662
SM Energy Company	17	596
Southwestern Energy Co. (a)	144	900
Targa Resources Corp	30	1,803
Tellurian Investments Inc. (a)	66	195
Texas Pacific Land Corporation	1	1,219
The Williams Companies, Inc.	147	4,573
Transocean Ltd. (a) (c)	81	269
Valaris Limited (a)	9	371
Valero Energy Corporation	54	5,693
Whiting Petroleum Corporation	5	360
		208,401
Real Estate 3.6%
AGNC Investment Corp.	70	780
Agree Realty Corporation	10	753
Alexandria Real Estate Equities, Inc.	19	2,809
American Assets Trust, Inc.	6	166
American Campus Communities, Inc.	18	1,131
American Homes 4 Rent - Class A	40	1,415
American Tower Corporation	60	15,434
Americold Realty Trust	37	1,109
Apartment Income REIT Corp.	20	836
Apple Hospitality REIT, Inc.	31	456
Arbor Realty Trust, Inc.	18	231
AvalonBay Communities, Inc.	18	3,570
Boston Properties Inc.	19	1,652
Brandywine Realty Trust	24	233
Brixmor Property Group Inc.	34	694
Broadstone Net Lease, Inc.	18	363
Camden Property Trust	14	1,897
CBRE Group, Inc. - Class A (a)	44	3,259
Chimera Investment Corporation	33	294
Corporate Office Properties Trust	15	383
Cousins Properties Incorporated	21	607
Crown Castle International Corp.	56	9,484
CubeSmart	28	1,213
Cushman & Wakefield PLC (a)	18	270
DiamondRock Hospitality Co. (a)	28	231
Digital Realty Trust Inc.	37	4,802
DigitalBridge Group, Inc. - Class A (a)	67	327
Douglas Emmett, Inc.	25	570
Duke Realty Corp.	49	2,687
EastGroup Properties Inc.	6	866
EPR Properties	10	469
Equinix, Inc.	12	7,694
Equity Commonwealth (a)	13	344
Equity Lifestyle Properties, Inc.	24	1,667
Equity Residential	44	3,196
Essential Properties Realty Trust, Inc.	16	351
Essex Property Trust Inc.	9	2,224
eXp World Holdings, Inc. (b)	9	108
Extra Space Storage Inc.	18	3,014
Federal Realty Investment Trust	10	913
First Industrial Realty Trust, Inc.	19	884
Four Corners Property Trust, Inc.	12	328
Gaming and Leisure Properties, Inc.	32	1,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11	418
Healthcare Realty Trust Inc.	17	466
Healthcare Trust of America, Inc. - Class A	29	808
Healthpeak Properties, Inc.	71	1,844
Highwoods Properties Inc.	15	504
Host Hotels & Resorts, Inc.	96	1,502
Hudson Pacific Properties Inc.	19	289
Independence Realty Trust, Inc.	25	525
Innovative Industrial Properties, Inc.	3	376
InvenTrust Properties Corp.	9	234
Invitation Homes Inc.	78	2,767
Iron Mountain Incorporated	40	1,926
JBG Smith Properties (b)	18	427
Jones Lang LaSalle Incorporated (a)	5	937
Kennedy-Wilson Holdings Inc.	20	380
Kilroy Realty Corporation	13	679
Kimco Realty Corporation	76	1,495
Kite Realty Naperville, LLC	29	498
Lamar Advertising Co. - Class A	12	1,066
Lexington Realty Trust	40	427
Life Storage Inc.	11	1,257
Macerich Co.	30	263
Medical Properties Trust, Inc.	81	1,240
Mid-America Apartment Communities, Inc.	15	2,675
National Health Investors, Inc.	7	448
National Retail Properties, Inc.	20	842
National Storage Affiliates Trust	11	529
New Residential Investment Corp.	72	676
Newmark Group, Inc. - Class A	24	233
NexPoint Residential Trust, Inc.	4	241
Omega Healthcare Investors, Inc.	33	936
Open Doors Technology Inc. - Class A (a) (b)	50	234
OUTFRONT Media Inc.	20	330
Park Hotels & Resorts Inc.	27	373
Pebblebrook Hotel Trust	18	303
Phillips Edison & Company, Inc. (b)	13	440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Physicians Realty Trust	30	531
Piedmont Office Realty Trust Inc. - Class A	18	231
PotlatchDeltic Corp.	9	382
ProLogis Inc.	95	11,195
PS Business Parks, Inc.	2	290
Public Storage	20	6,181
Rayonier Inc.	20	735
Realty Income Corporation	78	5,337
Regency Centers Corp.	21	1,235
Rexford Industrial Realty, Inc.	20	1,175
RLJ III-EM Columbus Lessee, LLC	22	244
Ryman Hospitality Properties, Inc. (a)	8	587
Sabra Health Care REIT, Inc.	31	434
Safehold Inc.	2	83
SBA Communications Corporation	14	4,571
Simon Property Group, Inc.	41	3,912
SITE Centers Corp.	24	321
SL Green Realty Corp.	6	278
Spirit Realty Capital, Inc.	16	621
St. Joe Co.	5	185
STAG Industrial, Inc.	22	684
Starwood Property Trust, Inc.	42	878
STORE Capital Corp.	34	894
Sun Communities Inc.	15	2,394
Sunstone Hotel Investors Inc. (a)	30	301
Terreno Realty Corporation	10	546
The Howard Hughes Corporation (a)	6	421
UDR, Inc.	39	1,787
Uniti Group Inc.	33	311
Urban Edge Properties	12	181
Ventas, Inc.	50	2,579
VICI Properties Inc.	122	3,631
Vornado Realty Trust	23	648
W.P. Carey Inc.	23	1,908
Welltower Inc.	59	4,843
Wework Inc. - Class A (a) (b)	27	137
Weyerhaeuser Company	99	3,275
Xenia Hotels & Resorts Inc. (a)	16	238
		173,944
Utilities 3.1%
ALLETE, Inc.	8	497
Alliant Energy Corporation	31	1,822
Ameren Corporation	34	3,033
American Electric Power Company, Inc.	66	6,294
American States Water Company	5	383
American Water Works Company, Inc.	24	3,569
Atmos Energy Corporation	18	2,046
AVANGRID, Inc.	9	422
Avista Corporation	7	322
Black Hills Corporation	8	606
California Water Service Group	8	462
CenterPoint Energy, Inc.	82	2,436
Chesapeake Utilities Corporation	1	189
Clearway Energy, Inc. - Class A	5	166
Clearway Energy, Inc. - Class C	13	439
CMS Energy Corp.	38	2,531
Consolidated Edison, Inc.	46	4,385
Constellation Energy Group, Inc.	41	2,339
Dominion Energy, Inc.	106	8,426
DTE Energy Company	25	3,201
Duke Energy Corporation	99	10,637
Edison International	47	2,966
Entergy Corporation	26	2,898
Essential Utilities, Inc.	31	1,439
Evergy, Inc.	30	1,963
Eversource Energy	45	3,771
Exelon Corporation	126	5,716
FirstEnergy Corp.	75	2,884
Hawaiian Electric Industries Inc.	15	608
IDACORP Inc.	7	733
MDU Resources Group Inc.	29	790
MGE Energy, Inc.	3	198
National Fuel Gas Company	13	848
New Jersey Resources Corp.	11	490
NextEra Energy, Inc.	255	19,715
NiSource Inc.	55	1,607
NorthWestern Corp.	8	491
NRG Energy, Inc.	34	1,303
OGE Energy Corp.	25	962
One Gas, Inc.	6	452
Ormat Technologies Inc. (b)	4	308
Otter Tail Corp.	3	191
Pacific Gas And Electric Company (a)	197	1,964
Pinnacle West Capital Corp.	15	1,107
PNM Resources, Inc.	11	549
Portland General Electric Co.	13	609
PPL Corporation	93	2,518
Public Service Enterprise Group Inc.	65	4,138
Sempra Energy	43	6,499
South Jersey Industries Inc.	16	558
Southwest Gas Corp.	9	809
Spire, Inc.	5	335
Sunnova Energy International Inc. (a)	10	188
The AES Corporation	86	1,808
The Southern Company	138	9,850
UGI Corp.	29	1,119
Vistra Energy Corp.	75	1,723
WEC Energy Group Inc.	42	4,193
Xcel Energy Inc.	71	5,026
		147,531
Materials 2.8%
Air Products and Chemicals, Inc.	27	6,517
Albemarle Corporation	15	3,115
Alcoa Corporation	25	1,161
Allegheny Technologies Incorporated (a)	16	366
Alpha Metallurgical Resources, Inc.	2	264
Amcor Plc	201	2,501
AptarGroup, Inc.	8	844
Arconic Corporation (a)	16	448
Ashland Global Holdings Inc.	8	795
Avery Dennison Corporation	10	1,693
Avient Corporation	13	513
Axalta Coating Systems Ltd. (a)	30	660
Balchem Corporation	4	572
Ball Corporation	43	2,957
Berry Global Group, Inc. (a)	18	1,010
Cabot Corp.	5	325
Celanese Corp. - Class A	15	1,726
CF Industries Holdings Inc.	28	2,419
Cleveland-Cliffs Inc. (a)	65	996
Commercial Metals Co.	16	535
Compass Minerals International, Inc.	6	199
Corteva, Inc.	93	5,045
Crown Holdings Inc.	17	1,560
Dow Inc.	94	4,856
DuPont de Nemours, Inc.	67	3,696
Eagle Materials Inc.	5	534
Eastman Chemical Co.	17	1,558
Ecolab Inc.	33	5,027
Element Solutions, Inc.	31	544
FMC Corporation	17	1,806
Freeport-McMoRan Inc.	190	5,547
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	135	321
Graphic Packaging Holding Company	40	820
Greif Inc. - Class A	4	271
H.B. Fuller Company	6	361
Hecla Mining Co.	81	316
Huntsman Corp.	27	755
Ingevity Corporation (a)	3	198
Innospec Inc.	4	383
International Flavors & Fragrances Inc.	34	4,001
International Paper Company	44	1,861
Linde Public Limited Company	65	18,674
Livent Corporation (a)	21	469
Louisiana-Pacific Corp.	9	467
LyondellBasell Industries N.V. - Class A	31	2,742
Martin Marietta Materials Inc.	8	2,506
Minerals Technologies Inc.	4	226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
MOS Holdings Inc.	47	2,238
MP Materials Corp. - Class A (a)	10	305
NewMarket Corp.	1	263
Newmont Corporation	105	6,240
Nucor Corporation	35	3,677
Olin Corporation	15	710
Packaging Corporation of America	11	1,569
PPG Industries, Inc.	31	3,577
Quaker Chemical Corp.	2	317
Reliance Steel & Aluminum Co.	8	1,361
Reynolds Consumer Products LLC	9	243
Royal Gold Inc.	9	922
RPM International Inc.	18	1,432
Scotts Miracle-Gro Co.	6	468
Sealed Air Corporation	19	1,099
Sensient Technologies Corporation	6	458
Sherwin-Williams Co.	31	7,039
Silgan Holdings Inc.	10	412
Sonoco Products Co.	10	579
Southern Copper Corporation	12	608
Steel Dynamics Inc.	19	1,230
Stepan Co.	4	357
Summit Materials, Inc. - Class A (a)	15	358
The Chemours Company	18	574
Tronox Holdings PLC	16	262
United States Steel Corporation	35	627
Valvoline, Inc.	25	714
Vulcan Materials Co.	17	2,444
Westlake Chemical Corporation	4	434
Westrock Company, Inc.	29	1,171
Worthington Industries Inc.	6	249
		136,097
Total Common Stocks (cost $5,452,466)		4,766,378
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.3%
JNL Government Money Market Fund, 1.02% (d) (e)	16,173	16,173
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	11,941	11,941
Total Short Term Investments (cost $28,114)		28,114
Total Investments 100.2% (cost $5,480,580)		4,794,492
Other Derivative Instruments (0.0)%		(208)
Other Assets and Liabilities, Net (0.2)%		(8,332)
Total Net Assets 100.0%		4,785,952

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	2,194	—	1,613	—	—	(581)	—	—
Apollo Global Management, Inc.	—	2,678	170	41	6	(169)	2,345	0.1
Apollo Medical Holdings, Inc.	405	—	—	—	—	(192)	213	—
Athene Holding Ltd - Class A	1,536	—	1,066	—	—	(470)	—	—
Jackson Financial Inc. - Class A	230	247	—	10	—	(177)	300	—
	4,365	2,925	2,849	51	6	(1,589)	2,858	0.1

Effective January 1, 2022, Athene Holding Ltd – Class A merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $1,066 and $1,613 of Athene Holding Ltd – Class A and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management Inc. that are included in Purchases.

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	5,588	4,691	0.1
Transocean Ltd.	06/17/22	284	269	—
		5,872	4,960	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	29	September 2022	2,435	(21)	42
S&P 500 Index	107	September 2022	19,930	(187)	344
				(208)	386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,766,378	—	—	4,766,378
Short Term Investments	28,114	—	—	28,114
	4,794,492	—	—	4,794,492
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	386	—	—	386
	386	—	—	386

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.3%
Utilities 99.2%
ALLETE, Inc.	27	1,609
Alliant Energy Corporation	122	7,126
Ameren Corporation	125	11,303
American Electric Power Company, Inc.	249	23,866
American States Water Company	18	1,474
American Water Works Company, Inc.	88	13,115
Atmos Energy Corporation	68	7,562
AVANGRID, Inc.	34	1,558
Avista Corporation	35	1,537
Black Hills Corporation	32	2,303
California Water Service Group	26	1,456
CenterPoint Energy, Inc.	305	9,019
Chesapeake Utilities Corporation	9	1,130
Clearway Energy, Inc. - Class A	16	526
Clearway Energy, Inc. - Class C	40	1,391
CMS Energy Corp.	140	9,481
Consolidated Edison, Inc.	172	16,324
Constellation Energy Group, Inc.	158	9,057
Dominion Energy, Inc.	393	31,363
DTE Energy Company	94	11,878
Duke Energy Corporation	373	39,982
Edison International	184	11,662
Entergy Corporation	98	11,083
Essential Utilities, Inc.	111	5,097
Evergy, Inc.	111	7,237
Eversource Energy	167	14,123
Exelon Corporation	475	21,518
FirstEnergy Corp.	276	10,606
Hawaiian Electric Industries Inc.	54	2,187
IDACORP Inc.	24	2,583
MGE Energy, Inc.	18	1,382
New Jersey Resources Corp.	46	2,068
NextEra Energy, Inc.	952	73,710
NiSource Inc.	196	5,790
NorthWestern Corp.	27	1,561
NRG Energy, Inc.	115	4,378
OGE Energy Corp.	97	3,744
One Gas, Inc.	26	2,146
Ormat Technologies Inc. (a)	21	1,678
Otter Tail Corp.	20	1,360
Pacific Gas And Electric Company (b)	733	7,315
Pinnacle West Capital Corp.	55	4,002
PNM Resources, Inc.	41	1,969
Portland General Electric Co.	43	2,086
PPL Corporation	357	9,671
Public Service Enterprise Group Inc.	242	15,309
Sempra Energy	152	22,878
South Jersey Industries Inc.	59	2,021
Southwest Gas Corp.	32	2,803
Spire, Inc.	25	1,861
The AES Corporation	324	6,817
The Southern Company	515	36,702
UGI Corp.	102	3,925
Vistra Energy Corp.	209	4,766
WEC Energy Group Inc.	153	15,383
Xcel Energy Inc.	264	18,668
		543,149
Energy 0.1%
New Fortress Energy Inc. - Class A	20	783
Total Common Stocks (cost $527,853)		543,932
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund, 1.02% (c) (d)	4,158	4,158
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	250	250
Total Short Term Investments (cost $4,408)		4,408
Total Investments 100.1% (cost $532,261)		548,340
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net (0.1)%		(831)
Total Net Assets 100.0%		547,532

(a) All or a portion of the security was on loan as of June 30, 2022.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	36	September 2022	2,463	23	86

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	543,932	—	—	543,932
Short Term Investments	4,408	—	—	4,408
	548,340	—	—	548,340
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	86	—	—	86
	86	—	—	86

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 97.4%
United States of America 64.9%
3M Company	4	500
Abbott Laboratories	12	1,300
AbbVie Inc.	12	1,832
ABIOMED, Inc. (a)	—	77
Activision Blizzard, Inc.	5	414
Adobe Inc. (a)	3	1,168
Advance Auto Parts, Inc.	—	73
Advanced Micro Devices, Inc. (a)	11	846
AFLAC Incorporated	4	231
Agilent Technologies, Inc.	2	241
Air Products and Chemicals, Inc.	2	361
Airbnb, Inc. - Class A (a)	3	235
Akamai Technologies, Inc. (a)	1	98
Albemarle Corporation	1	165
Albertsons Companies, Inc. - Class A	1	17
Alexandria Real Estate Equities, Inc.	1	143
Align Technology, Inc. (a)	—	116
Alleghany Corporation (a)	—	82
Allegion Public Limited Company	1	57
Alliant Energy Corporation	2	99
Ally Financial Inc.	2	82
Alnylam Pharmaceuticals, Inc. (a)	1	119
Alphabet Inc. - Class A (a)	2	4,454
Alphabet Inc. - Class C (a)	2	4,112
Altria Group, Inc.	12	515
Amazon.com, Inc. (a)	59	6,292
AMC Entertainment Holdings, Inc. - Class A (a) (b)	3	46
Ameren Corporation	2	161
American Electric Power Company, Inc.	4	345
American Express Company	4	577
American Financial Group, Inc.	—	61
American International Group, Inc.	6	283
American Tower Corporation	3	816
American Water Works Company, Inc.	1	181
Ameriprise Financial, Inc.	1	183
AmerisourceBergen Corporation	1	142
AMETEK, Inc.	2	170
Amgen Inc.	4	890
Amphenol Corporation - Class A	4	264
Analog Devices, Inc.	4	532
Annaly Capital Management, Inc.	9	55
ANSYS, Inc. (a)	1	139
Anthem, Inc.	2	793
Apollo Global Management, Inc. (c)	3	129
Apple Inc.	105	14,291
Applied Materials, Inc.	6	552
AppLovin Corporation - Class A (a) (b)	—	8
Aptiv PLC (a)	2	163
Aramark	2	56
Archer-Daniels-Midland Company	4	295
Arista Networks, Inc. (a)	2	141
Arthur J Gallagher & Co.	1	234
AT&T Inc.	48	1,013
Atmos Energy Corporation	1	99
Autodesk, Inc. (a)	1	257
Automatic Data Processing, Inc.	3	601
AutoZone, Inc. (a)	—	292
AvalonBay Communities, Inc.	1	187
AVANGRID, Inc.	—	17
Avantor, Inc. (a)	4	134
Avery Dennison Corporation	1	91
Baker Hughes, a GE Company, LLC - Class A	6	177
Ball Corporation	2	151
Bank of America Corporation	48	1,498
Bath & Body Works, Inc.	2	45
Bausch Health Companies Inc. (a)	2	18
Baxter International Inc.	3	222
Becton, Dickinson and Company	2	479
Bentley Systems, Incorporated - Class B	1	40
Berkshire Hathaway Inc. - Class B (a)	12	3,357
Best Buy Co., Inc.	1	93
Bill.Com Holdings Inc. (a)	1	67
Biogen Inc. (a)	1	206
BioMarin Pharmaceutical Inc. (a)	1	105
Bio-Rad Laboratories, Inc. - Class A (a)	—	69
Bio-Techne Corporation	—	86
BlackRock, Inc.	1	584
Booking Holdings Inc. (a)	—	484
BorgWarner Inc.	2	54
Boston Properties Inc.	1	83
Boston Scientific Corporation (a)	10	356
Bristol-Myers Squibb Company	15	1,121
Broadcom Inc.	3	1,357
Broadridge Financial Solutions, Inc.	1	112
Brookfield Renewable Corporation - Class A	1	27
Brown & Brown Inc.	2	93
Brown-Forman Corp. - Class A	—	26
Brown-Forman Corp. - Class B	1	88
Bunge Limited	1	89
Burlington Stores Inc. (a)	—	63
C.H. Robinson Worldwide, Inc.	1	95
Cadence Design Systems Inc. (a)	2	279
Caesars Entertainment, Inc. (a)	1	53
Camden Property Trust	1	88
Campbell Soup Company	1	70
Capital One Financial Corporation	3	264
Cardinal Health, Inc.	2	108
CarMax Inc. (a)	1	103
Carnival Plc (a)	1	9
Carrier Global Corporation	6	206
Catalent Inc. (a)	1	130
Caterpillar Inc.	4	654
CBRE Group, Inc. - Class A (a)	2	165
CDW Corp.	1	152
Celanese Corp. - Class A	1	92
Centene Corporation (a)	4	337
CenterPoint Energy, Inc.	4	126
Ceridian HCM Holding Inc. (a)	1	42
CF Industries Holdings Inc.	1	123
Charles River Laboratories International Inc. (a)	—	68
Charter Communications, Inc. - Class A (a)	1	378
Cheniere Energy, Inc.	2	210
Chevron Corporation	13	1,932
Chipotle Mexican Grill Inc. (a)	—	251
Chubb Limited	3	553
Church & Dwight Co. Inc.	2	152
Cigna Holding Company	2	571
Cincinnati Financial Corporation	1	123
Cintas Corp.	1	220
Cisco Systems, Inc.	29	1,217
Citigroup Inc.	13	618
Citizens Financial Group Inc.	3	106
Citrix Systems Inc.	1	81
Cloudflare, Inc. - Class A (a)	2	80
CME Group Inc. - Class A	2	496
CMS Energy Corp.	2	132
Cognex Corp.	1	52
Cognizant Technology Solutions Corp. - Class A	4	239
Coinbase Global, Inc. - Class A (a) (b)	—	9
Colgate-Palmolive Co.	6	457
Comcast Corporation - Class A	31	1,201
Comerica Inc.	1	69
ConAgra Brands Inc.	3	113
ConocoPhillips	9	799
Consolidated Edison, Inc.	2	223
Constellation Brands, Inc. - Class A	1	259
Constellation Energy Group, Inc.	2	132
Continental Resources Inc.	—	26
Cooper Cos. Inc.	—	105
Copart Inc. (a)	1	157
Corning Incorporated	5	158
Corteva, Inc.	5	274
CoStar Group, Inc. (a)	3	163
Costco Wholesale Corporation	3	1,438
Coterra Energy Inc	5	142
CrowdStrike Holdings, Inc. - Class A (a)	1	238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Crown Castle International Corp.	3	491
Crown Holdings Inc.	1	79
CSX Corp.	14	418
Cummins Inc.	1	188
CVS Health Corporation	9	823
D.R. Horton, Inc.	2	150
Danaher Corporation	4	1,124
Darden Restaurants Inc.	1	102
Datadog, Inc. - Class A (a)	2	164
DaVita Inc. (a)	—	39
Deere & Company	2	568
Dell Technology Inc. - Class C	2	85
Delta Air Lines, Inc. (a)	4	125
Dentsply Sirona Inc.	2	54
Devon Energy Corporation	4	235
DexCom Inc. (a)	3	195
Diamondback Energy, Inc.	1	140
Digital Realty Trust Inc.	2	245
Discover Financial Services	2	193
Dish Network Corporation - Class A (a)	2	31
DocuSign, Inc. (a)	1	76
Dollar General Corporation	2	385
Dollar Tree Inc. (a)	2	239
Dominion Energy, Inc.	5	438
Domino's Pizza, Inc.	—	97
Doordash, Inc. - Class A (a)	1	69
Dover Corporation	1	117
Dow Inc.	5	257
DTE Energy Company	1	167
Duke Energy Corporation	5	558
Duke Realty Corp.	2	136
Dun & Bradstreet Holdings, Inc. (a)	1	14
DuPont de Nemours, Inc.	3	189
DXC Technology Company (a)	2	52
Dynatrace Holdings LLC (a)	1	51
East West Bancorp, Inc.	1	62
Eastman Chemical Co.	1	84
Eaton Corporation Public Limited Company	3	340
eBay Inc.	4	160
Ecolab Inc.	2	259
Edison International	3	164
Edwards Lifesciences Corporation (a)	4	401
Elanco Animal Health (a)	3	64
Electronic Arts Inc.	2	238
Eli Lilly & Co.	5	1,742
Emerson Electric Co.	4	321
Enphase Energy, Inc. (a)	1	175
Entegris, Inc.	1	79
Entergy Corporation	1	159
EOG Resources, Inc.	4	433
EPAM Systems, Inc. (a)	—	113
Equifax Inc.	1	152
Equinix, Inc.	1	417
Equitable Holdings, Inc.	2	65
Equity Lifestyle Properties, Inc.	1	84
Equity Residential	2	169
Essex Property Trust Inc.	—	116
Estee Lauder Cos. Inc. - Class A	2	400
ETSY, Inc. (a)	1	59
Evergy, Inc.	2	105
Eversource Energy	2	196
Exact Sciences Corporation (a)	1	45
Exelon Corporation	7	300
Expedia Group, Inc. (a)	1	96
Expeditors International of Washington Inc.	1	116
Extra Space Storage Inc.	1	156
Exxon Mobil Corporation	29	2,454
F5 Networks, Inc. (a)	—	64
Facebook, Inc. - Class A (a)	16	2,520
FactSet Research Systems Inc.	—	98
Fastenal Co.	4	191
Federal Realty Investment Trust	—	45
FedEx Corporation	2	369
Fidelity National Financial, Inc. - Class A	2	70
Fidelity National Information Services, Inc.	4	381
Fifth Third Bancorp	5	162
First Republic Bank	1	175
FirstEnergy Corp.	4	145
Fiserv, Inc. (a)	4	357
FleetCor Technologies Inc. (a)	1	118
FMC Corporation	1	94
Ford Motor Company	27	296
Fortinet, Inc. (a)	5	256
Fortive Corporation	2	125
Fortune Brands Home & Security, Inc.	1	54
Fox Corporation - Class A	2	76
Fox Corporation - Class B	1	31
Franklin Resources Inc.	2	44
Freeport-McMoRan Inc.	10	288
Gartner Inc. (a)	1	137
Generac Holdings Inc. (a)	—	88
General Dynamics Corporation	2	345
General Electric Company	7	474
General Mills, Inc.	4	308
General Motors Company (a)	10	312
Genuine Parts Co.	1	128
Gilead Sciences, Inc.	8	523
Global Payments Inc.	2	217
Globe Life Inc.	1	63
GoDaddy Inc. - Class A (a)	1	82
Halliburton Company	6	186
Hasbro, Inc.	1	75
HCA Healthcare, Inc.	2	256
Healthpeak Properties, Inc.	4	95
HEICO Corp.	—	37
HEICO Corp. - Class A	1	53
Henry Schein Inc. (a)	1	75
Hershey Co.	1	212
Hess Corporation	2	196
Hewlett Packard Enterprise Company	9	120
Hilton Worldwide Holdings Inc.	2	210
Hologic Inc. (a)	2	117
Honeywell International Inc.	5	807
Horizon Therapeutics Public Limited Company (a)	2	122
Hormel Foods Corp.	2	87
Host Hotels & Resorts, Inc.	5	74
Howmet Aerospace Inc.	3	85
HP Inc.	7	245
Hubbell Inc.	—	66
HubSpot Inc. (a)	—	91
Humana Inc.	1	407
Huntington Bancshares Incorporated	9	114
Huntington Ingalls Industries Inc.	—	55
IAC/Interactive Corp. (a)	1	42
IDEX Corporation	1	94
IDEXX Laboratories, Inc. (a)	1	201
Illinois Tool Works Inc.	2	352
Illumina, Inc. (a)	1	195
Incyte Corporation (a)	1	98
Ingersoll Rand Inc.	3	108
Insulet Corporation (a)	—	99
Intel Corporation	28	1,039
Intercontinental Exchange, Inc.	4	361
International Business Machines Corporation	6	857
International Flavors & Fragrances Inc.	2	202
International Paper Company	3	111
Interpublic Group of Cos. Inc.	3	70
Intuit Inc.	2	737
Intuitive Surgical, Inc. (a)	2	486
Invesco Ltd.	2	37
Invitation Homes Inc.	4	141
IQVIA Inc. (a)	1	279
Iron Mountain Incorporated	2	96
Jack Henry & Associates Inc.	1	92
Jacobs Engineering Group Inc.	1	117
Jazz Pharmaceuticals Public Limited Company (a)	—	67
JB Hunt Transport Services Inc.	1	92
Jefferies Financial Group Inc.	1	38
JM Smucker Co.	1	96
Johnson & Johnson	18	3,163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Johnson Controls International Public Limited Company	5	228
JPMorgan Chase & Co.	20	2,252
Juniper Networks, Inc.	2	59
K.K.R. Co., Inc. - Class A	4	182
Kellogg Co.	2	125
Keurig Dr Pepper Inc.	5	169
KeyCorp	6	102
Keysight Technologies, Inc. (a)	1	171
Kimberly-Clark Corporation	2	308
Kimco Realty Corporation	4	77
Kinder Morgan, Inc.	13	223
KLA-Tencor Corp.	1	330
Kraft Heinz Foods Company	5	183
L3Harris Technologies, Inc.	1	321
Laboratory Corporation of America Holdings	1	154
Lam Research Corp.	1	396
Lamb Weston Holdings Inc.	1	75
Las Vegas Sands Corp. (a)	2	75
Lear Corporation	—	47
Leidos Holdings Inc.	1	95
Lennar Corporation - Class A	2	125
Lennar Corporation - Class B	—	6
Lennox International Inc.	—	50
Liberty Broadband Corp. - Series A (a)	—	18
Liberty Broadband Corp. - Series C (a)	1	114
Liberty SiriusXM Group - Series A (a)	1	24
Liberty SiriusXM Group - Series C (a)	1	39
Lincoln National Corporation	1	53
Live Nation Entertainment, Inc. (a)	1	74
LKQ Corporation	2	94
Lockheed Martin Corporation	2	688
Loews Corp.	1	82
Lowe`s Companies, Inc.	4	776
Lucid Group, Inc. (a) (b)	4	63
Lululemon Athletica Inc. (a)	1	217
Lumen Technologies Inc.	6	65
Lyft, Inc. - Class A (a)	2	27
LyondellBasell Industries N.V. - Class A	2	154
M&T Bank Corporation	1	192
Marathon Oil Corporation	5	106
Marathon Petroleum Corporation	4	301
Markel Corporation (a)	—	120
MarketAxess Holdings Inc.	—	68
Marriott International, Inc. - Class A	2	247
Marsh & McLennan Companies, Inc.	3	532
Martin Marietta Materials Inc.	—	124
Marvell Technology, Inc.	6	247
Masco Corporation	2	84
MasterCard Incorporated - Class A	6	1,843
Match Group Holdings II, LLC (a)	2	128
McCormick & Company, Incorporated	2	144
McDonald's Corporation	5	1,225
McKesson Corporation	1	322
Merck & Co., Inc.	17	1,559
MetLife, Inc.	5	298
Mettler-Toledo International Inc. (a)	—	184
MGM Resorts International	3	73
Microchip Technology Incorporated	4	213
Micron Technology, Inc.	8	418
Microsoft Corporation	51	13,031
Mid-America Apartment Communities, Inc.	1	133
Moderna, Inc. (a)	2	338
Mohawk Industries Inc. (a)	—	46
Molina Healthcare, Inc. (a)	—	102
Molson Coors Beverage Company - Class B	1	68
Mondelez International, Inc. - Class A	9	583
MongoDB, Inc. - Class A (a)	—	115
Monolithic Power Systems Inc.	—	109
Monster Beverage 1990 Corporation (a)	3	234
Moody's Corp.	1	299
Morgan Stanley	10	730
MOS Holdings Inc.	3	119
Motorola Solutions Inc.	1	240
MSCI Inc. - Class A	1	228
NASDAQ Inc.	1	115
NetApp, Inc.	2	100
Netflix, Inc. (a)	3	525
Neurocrine Biosciences, Inc. (a)	1	58
Newell Brands Inc.	3	53
Newmont Corporation	5	326
News Corporation - Class A	3	45
News Corporation - Class B	1	13
NextEra Energy, Inc.	13	1,029
Nielsen Holdings plc	2	56
NIKE, Inc. - Class B	9	883
NiSource Inc.	3	79
Norfolk Southern Corporation	2	369
Northern Trust Corp.	1	137
Northrop Grumman Systems Corp.	1	475
NortonLifelock Inc.	4	88
Novocure Limited (a)	1	38
NRG Energy, Inc.	2	64
Nucor Corporation	2	189
NVIDIA Corporation	17	2,586
NVR, Inc. (a)	—	92
Occidental Petroleum Corporation	6	347
Okta, Inc. - Class A (a)	1	89
Old Dominion Freight Line Inc.	1	161
Omnicom Group Inc.	1	89
On Semiconductor Corporation (a)	3	142
ONEOK, Inc.	3	170
Oracle Corporation	11	745
O'Reilly Automotive, Inc. (a)	—	288
Otis Worldwide Corporation	3	196
Owens Corning Inc.	1	54
PACCAR Inc.	2	193
Pacific Gas And Electric Company (a)	11	106
Packaging Corporation of America	1	79
Palantir Technologies Inc. - Class A (a)	11	96
Palo Alto Networks, Inc. (a)	1	330
Parker-Hannifin Corporation	1	217
Paychex Inc.	2	244
Paycom Software, Inc. (a)	—	94
Paylocity Holding Corporation (a)	—	45
Paypal Holdings, Inc. (a)	8	549
Pentair Public Limited Company	1	53
PepsiCo, Inc.	9	1,560
PerkinElmer Inc.	1	121
Pfizer Inc.	38	1,992
Philip Morris International Inc.	10	1,036
Phillips 66	3	268
Pinnacle West Capital Corp.	1	59
Pinterest, Inc. - Class A (a)	4	67
Pioneer Natural Resources Co.	2	343
Plug Power Inc. (a) (b)	3	57
Pool Corporation	—	91
PPG Industries, Inc.	2	185
PPL Corporation	5	138
Principal Financial Group, Inc.	2	116
Procter & Gamble Co.	16	2,333
Progressive Corp.	4	460
ProLogis Inc.	5	587
Prudential Financial Inc.	2	238
PTC Inc. (a)	1	80
Public Service Enterprise Group Inc.	3	213
Public Storage	1	319
Pulte Homes Inc.	2	60
Qiagen N.V. (a)	2	77
Qorvo, Inc. (a)	1	71
Qualcomm Incorporated	8	974
Quanta Services, Inc.	1	117
Quest Diagnostics Incorporated	1	114
Raymond James Financial Inc.	1	114
Raytheon BBN Technologies Corp.	10	971
Realty Income Corporation	4	288
Regency Centers Corp.	1	64
Regeneron Pharmaceuticals, Inc. (a)	1	425
Regions Financial Corporation	7	126
Reinsurance Group of America, Incorporated	—	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Republic Services Inc.	1	188
ResMed Inc.	1	205
RingCentral, Inc. - Class A (a)	1	29
Rivian Automotive, Inc. - Class A (a)	1	34
Rockwell Automation Inc.	1	154
Roku Inc. - Class A (a)	1	64
Rollins Inc.	2	57
Roper Technologies, Inc.	1	281
Ross Stores Inc.	2	170
Royal Caribbean Cruises Ltd.	1	52
Royalty Pharma PLC - Class A	2	101
S&P Global Inc.	2	808
Salesforce.Com, Inc. (a)	7	1,124
SBA Communications Corporation	1	239
Schlumberger Ltd.	9	338
Seagen Inc. (a)	1	172
Sealed Air Corporation	1	61
SEI Investments Co.	1	40
Sempra Energy	2	325
Sensata Technologies Holding PLC	1	45
ServiceNow, Inc. (a)	1	644
Sherwin-Williams Co.	2	361
Signature Bank	—	71
Simon Property Group, Inc.	2	213
Sirius XM Holdings Inc. (b)	7	44
Skyworks Solutions, Inc.	1	104
Snap Inc. - Class A (a)	7	96
Snap-On Inc.	—	73
Snowflake Inc. - Class A (a)	2	228
SolarEdge Technologies Ltd. (a)	—	95
Southern Copper Corporation	1	30
Southwest Airlines Co. (a)	4	145
Splunk Inc. (a)	1	96
Square, Inc. - Class A (a)	3	208
SS&C Technologies Holdings, Inc.	1	85
Stanley Black & Decker, Inc.	1	116
Starbucks Corporation	8	590
State Street Corporation	2	153
Steel Dynamics Inc.	1	91
Steris Limited	1	142
Stryker Corporation	2	452
Sun Communities Inc.	1	140
SVB Financial Group (a)	—	157
Synchrony Financial	4	101
Synopsys Inc. (a)	1	317
Sysco Corp.	3	295
T. Rowe Price Group, Inc.	2	176
Take-Two Interactive Software Inc. (a)	1	137
Tapestry Inc.	2	57
Targa Resources Corp	1	89
Target Corporation	3	444
Teledyne Technologies Inc. (a)	—	123
Teleflex Incorporated	—	76
Teradyne Inc.	1	95
Tesla Inc. (a)	6	3,845
Texas Instruments Incorporated	6	960
Texas Pacific Land Corporation	—	63
Textron Inc.	2	92
The AES Corporation	4	92
The Allstate Corporation	2	241
The Bank of New York Mellon Corporation (c)	5	209
The Blackstone Group Inc. - Class A	5	435
The Boeing Company (a)	4	524
The Carlyle Group, Inc.	1	28
The Charles Schwab Corporation	10	640
The Clorox Company	1	117
The Coca-Cola Company	26	1,655
The Goldman Sachs Group, Inc.	2	688
The Hartford Financial Services Group, Inc.	2	154
The Home Depot, Inc.	7	1,919
The Kroger Co.	4	212
The PNC Financial Services Group, Inc.	3	448
The Southern Company	7	511
The Trade Desk, Inc. - Class A (a)	3	121
The Travelers Companies, Inc.	2	276
The Williams Companies, Inc.	8	253
Thermo Fisher Scientific Inc.	3	1,449
TJX Cos. Inc.	8	451
T-Mobile US, Inc. (a)	4	536
Tractor Supply Co.	1	148
Trane Technologies Public Limited Company	2	200
TransDigm Group Inc. (a)	—	190
TransUnion	1	104
Trimble Inc. (a)	2	101
Truist Financial Corporation	9	428
Twilio Inc. - Class A (a)	1	114
Twitter, Inc. (a)	5	203
Tyler Technologies Inc. (a)	—	92
Tyson Foods Inc. - Class A	2	177
U.S. Bancorp	9	421
Uber Technologies, Inc. (a)	11	231
UDR, Inc.	2	92
UGI Corp.	1	55
Uipath, Inc. - Class A (a)	2	31
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	147
Union Pacific Corporation	4	900
United Airlines Holdings, Inc. (a)	2	76
United Parcel Service Inc. - Class B	5	901
United Rentals Inc. (a)	—	118
UnitedHealth Group Incorporated	6	3,274
Unity Software Inc. (a)	1	39
Universal Health Services Inc. - Class B	1	54
Vail Resorts, Inc.	—	62
Valero Energy Corporation	3	294
Veeva Systems Inc. - Class A (a)	1	186
Ventas, Inc.	3	131
VeriSign, Inc. (a)	1	114
Verisk Analytics, Inc.	1	192
Verizon Communications Inc.	28	1,442
Vertex Pharmaceuticals Incorporated (a)	2	486
VF Corp.	2	98
ViacomCBS Inc. - Class B	4	97
Viatris Inc.	9	89
VICI Properties Inc.	7	201
Visa Inc. - Class A	11	2,210
Vistra Energy Corp.	3	74
VMware, Inc. - Class A	1	157
Vornado Realty Trust	1	32
Voya Financial, Inc.	1	50
Vulcan Materials Co.	1	127
W. R. Berkley Corporation	1	100
W. W. Grainger, Inc.	—	136
W.P. Carey Inc.	1	115
Wabtec Corp.	1	100
Walgreens Boots Alliance, Inc.	5	189
Walmart Inc.	10	1,164
Walt Disney Co. (a)	12	1,163
Warner Bros. Discovery, Inc. - Series A (a)	15	200
Waste Management, Inc.	3	399
Waters Corp. (a)	—	139
Watsco Inc.	—	53
WEC Energy Group Inc.	2	218
Wells Fargo & Company	26	1,006
Welltower Inc.	3	256
West Pharmaceutical Services Inc.	1	153
Western Digital Corporation (a)	2	92
Westlake Chemical Corporation	—	23
Westrock Company, Inc.	2	70
Weyerhaeuser Company	5	169
Whirlpool Corporation	—	48
Willis Towers Watson Public Limited Company	1	144
Workday, Inc. - Class A (a)	1	196
Wynn Resorts, Limited (a)	1	43
Xcel Energy Inc.	4	259
Xylem Inc.	1	96
Yum! Brands, Inc.	2	222
Zebra Technologies Corp. - Class A (a)	—	109
Zillow Group, Inc. - Class A (a)	—	8
Zillow Group, Inc. - Class C (a)	1	33
Zimmer Biomet Holdings, Inc.	1	153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Zions Bancorp	1	57
Zoetis Inc. - Class A	3	550
Zoom Video Communications, Inc. - Class A (a)	2	172
ZoomInfo Technologies Inc. - Class A (a)	2	72
Zscaler, Inc. (a)	1	81
		222,373
Japan 6.8%
ABC-Mart Inc.	—	13
Acom Co. Ltd.	4	9
Advance Residence Investment Corp. (b)	—	24
Advantest Corporation	1	75
AEON Co. Ltd.	6	102
Air Water Inc.	1	18
Aisin Seiki Co. Ltd.	1	40
Ajinomoto Co. Inc.	4	90
Alfresa Holdings Corp.	1	17
All Nippon Airways Co. Ltd. (a)	1	18
Asahi Breweries Ltd. (b)	3	105
Asahi Glass Co. Ltd.	2	56
Asahi Intecc Co., Ltd.	2	26
Asahi Kasei Corp.	9	72
Asics Corp.	1	23
Astellas Pharma Inc.	13	201
Bandai Namco Holdings Inc.	2	106
Bank of Kyoto Ltd.	1	21
Bridgestone Corp. (b)	4	153
Brother Industries Ltd.	2	30
Canon Inc. (b)	7	159
Capcom Co. Ltd.	1	24
Central Japan Railway Co.	1	161
China Bank Ltd.	5	27
Chubu Electric Power Co. Inc.	5	52
Chugai Pharmaceutical Co. Ltd.	4	112
Concordia Financial Group, Ltd.	7	23
COSMOS Pharmaceutical Corporation	—	10
CyberAgent Inc.	3	28
Dai Nippon Printing Co. Ltd.	2	39
Daifuke Co. Ltd.	1	52
Dai-ichi Life Holdings, Inc.	8	139
Daiichi Sankyo Company, Ltd	12	316
Daikin Industries Ltd.	2	320
Dainippon Sumitomo Pharma Co. Ltd.	2	12
Daito Trust Construction Co. Ltd.	1	43
Daiwa House Industry Co. Ltd.	5	105
Daiwa House REIT Investment Corporation	—	34
Daiwa Securities Group Inc.	10	45
Denso Corp.	4	185
Dentsu Inc. (b)	2	45
Disco Corp.	—	47
East Japan Railway Co.	3	133
Eisai Co. Ltd.	2	84
Fanuc Ltd.	1	204
Fast Retailing Co. Ltd.	1	262
Fuji Electric Holdings Co. Ltd.	1	41
FUJIFILM Holdings Corp.	3	145
Fujitsu Ltd.	1	150
Fukuoka Financial Group, Inc.	1	20
GLP J-REIT	—	37
GMO Payment Gateway, Inc.	—	21
Hakuhodo DY Holdings Incorporated	2	19
Hamamatsu Photonics KK	1	39
Hankyu Hanshin Holdings Inc.	2	46
Haseko Corp.	2	20
Hikari Tsushin Inc.	—	10
Hino Motors Ltd.	2	12
Hirose Electric Co. Ltd.	—	28
Hitachi Construction Machinery Co. Ltd.	1	15
Hitachi Ltd.	7	316
Hitachi Metals Ltd. (a)	2	23
Honda Motor Co. Ltd.	12	279
Hoshizaki Corporation	1	24
Hoya Corp.	3	215
Hulic Co. Ltd. (b)	3	26
IBIDEN Co., Ltd.	1	25
Idemitsu Kosan Co., Ltd.	2	41
Iida Group Holdings Co., Ltd.	1	20
Inpex Corporation (b)	8	81
Isuzu Motors Ltd.	4	44
ITOCHU Corp.	10	274
ITOCHU Techno-Solutions Corporation	1	15
Japan Airlines Co., Ltd (a)	1	18
Japan Airport Terminal Co. Ltd. (a)	1	24
Japan Exchange Group Inc.	4	52
Japan Post Holdings Co., Ltd.	8	58
Japan Post Insurance Co., Ltd.	2	24
Japan Prime Realty Investment Corp.	—	21
Japan Real Estate Investment Corp.	—	41
Japan Retail Fund Investment Corp.	—	37
Japan Tobacco Inc. (b)	8	130
JFE Holdings Inc.	4	41
JS Group Corp.	2	36
JSR Corp.	2	39
JXTG Holdings, Inc.	22	83
Kajima Corp.	3	39
Kakaku.com Inc.	1	17
Kansai Electric Power Co. Inc.	5	50
Kansai Paint Co. Ltd.	2	23
Kao Corp. (b)	3	129
Kawasaki Heavy Industries Ltd.	1	21
KDDI Corp.	11	347
Keio Corp.	1	32
Keisei Electric Railway Co. Ltd.	1	33
Keyence Corp.	1	441
Kikkoman Corp.	1	69
Kintetsu Corp.	1	40
Kirin Holdings Co. Ltd. (b)	6	90
Kobayashi Pharmaceutical Co. Ltd.	—	25
Kobe Bussan Co., Ltd.	1	20
Koei Tecmo Holdings Co., Ltd.	—	13
Koito Manufacturing Co. Ltd.	1	28
Komatsu Ltd.	7	146
Konami Corp.	1	39
Kose Corp.	—	18
Kubota Corp. (b)	8	117
Kurita Water Industries Ltd.	1	25
Kyocera Corp.	2	128
Kyowa Kirin Co., Ltd. (b)	2	40
Kyushu Electric Power Co. Inc.	3	20
Kyushu Railway Company	1	23
Lasertec Corporation	1	60
Lawson Inc.	—	13
Lion Corp. (b)	2	22
M3, Inc.	3	81
Makita Corp.	2	47
Marubeni Corp.	11	100
Marui Group Co. Ltd.	2	26
Matsumotokiyoshi Holdings Co., Ltd.	1	36
Mazda Motor Corp.	4	33
McDonald's Holdings Co. Japan Ltd.	1	18
Medipal Holdings Corp.	1	18
Meiji Holdings Co., Ltd.	1	49
Minebea Mitsumi Inc.	3	46
MISUMI Group Inc.	2	43
Mitsubishi Chemical Holdings Corporation	10	53
Mitsubishi Corp.	10	301
Mitsubishi Electric Corp.	15	158
Mitsubishi Estate Co. Ltd.	9	139
Mitsubishi Gas Chemical Co. Inc.	1	20
Mitsubishi Heavy Industries Ltd.	2	77
Mitsubishi Motors Corp. (a)	5	15
Mitsubishi UFJ Financial Group Inc.	85	456
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	25
Mitsui & Co. Ltd.	11	245
Mitsui Chemicals Inc.	2	32
Mitsui Fudosan Co. Ltd.	7	142
Mitsui OSK Lines Ltd.	2	55
Mizuho Financial Group Inc.	17	195
MonotaRO Co., Ltd. (b)	2	27
MS&AD Insurance Group Holdings, Inc.	3	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Murata Manufacturing Co. Ltd.	4	235
Nagoya Railroad Co. Ltd.	1	22
NEC Corp.	2	70
NEC Electronics Corp. (a)	11	101
NEXON Co., Ltd.	3	68
NGK Insulators Ltd.	2	26
NGK Spark Plug Co. Ltd.	1	24
Nidec Corp.	4	228
Nihon M & A Center Inc.	2	19
Nikon Corp.	2	28
Nintendo Co. Ltd.	1	347
Nippon Building Fund Inc.	—	55
Nippon Express Co., Ltd.	1	32
Nippon Meat Packers Inc.	1	22
Nippon Paint Co. Ltd. (b)	10	73
Nippon Shinyaku Co., Ltd.	—	24
Nippon Steel Corporation	7	92
Nippon Telegraph & Telephone Corp.	8	233
Nippon Yusen KK (b)	1	75
Nissan Chemical Industries Ltd.	1	46
Nissan Motor Co., Ltd.	16	62
Nisshin Seifun Group Inc.	2	23
Nissin Foods Holdings Co. Ltd.	1	35
Nitori Co. Ltd.	1	58
Nitto Denko Corp.	1	65
Nomura Holdings Inc.	19	70
Nomura Real Estate Holdings, Inc.	1	17
Nomura Real Estate Master Fund. Inc.	—	39
Nomura Research Institute Ltd.	3	72
NSK Ltd.	3	16
NTT Data Corp.	4	61
Obayashi Corp.	5	36
Obic Co. Ltd.	—	57
Odakyu Electric Railway Co. Ltd.	2	32
OJI Holdings Corp.	7	30
Olympus Corp.	9	176
Omron Corp.	1	71
Ono Pharmaceutical Co. Ltd.	3	86
Open House Co., Ltd.	1	20
Oracle Corp. Japan	—	12
Oriental Land Co. Ltd.	2	211
ORIX Corp.	9	142
Orix J-REIT Inc.	—	23
Osaka Gas Co. Ltd.	3	57
Otsuka Corp.	1	24
Otsuka Holdings Co., Ltd. (b)	4	135
Pan Pacific International Holdings Corporation (b)	4	57
Panasonic Corp.	16	128
Persol Holdings Co., Ltd.	1	24
Prologis	—	39
Rakuten Inc.	6	25
Recruit Holdings Co., Ltd.	12	349
Resona Holdings Inc.	16	60
Ricoh Co. Ltd.	4	34
Rinnai Corp.	—	21
Rohm Co. Ltd.	1	42
Santen Pharmaceutical Co. Ltd.	3	20
SBI Holdings Inc.	2	35
SCSK Corporation	1	15
Secom Co. Ltd.	2	93
Sega Sammy Holdings Inc.	1	18
Seibu Holdings Inc.	2	18
Seiko Epson Corp.	2	34
Sekisui Chemical Co. Ltd.	3	42
Sekisui House Ltd.	4	78
Seven & I Holdings Co., Ltd.	5	209
SG Holdings Co., Ltd.	3	57
Sharp Corp.	2	12
Shimadzu Corp.	2	60
Shimano Inc. (b)	1	101
Shimizu Corp.	5	29
Shin-Etsu Chemical Co. Ltd.	3	304
Shinsei Bank Ltd.	1	14
Shionogi & Co. Ltd.	2	102
Shiseido Co. Ltd.	3	109
Shizuoka Bank Ltd.	4	26
Showa Denko KK	1	17
SMC Corp.	—	177
Softbank Corp.	18	205
SoftBank Group Corp.	8	328
Sojitz Corp.	1	21
Sompo Holdings, Inc.	2	105
Sony Corp.	8	691
Square Enix Holdings Co. Ltd.	1	27
Stanley Electric Co. Ltd.	1	20
Subaru Corp. NPV	4	78
SUMCO Corporation	2	28
Sumitomo Chemical Co. Ltd.	11	43
Sumitomo Corp.	8	114
Sumitomo Electric Industries Ltd.	5	57
Sumitomo Metal Mining Co. Ltd.	2	60
Sumitomo Mitsui Financial Group Inc.	9	275
Sumitomo Mitsui Trust Holdings Inc.	3	77
Sumitomo Realty & Development Co. Ltd.	3	84
Suntory Beverage & Food Limited (b)	1	34
Suzuki Motor Corp.	3	104
Sysmex Corp.	1	66
T&D Holdings Inc.	4	52
Taisei Corp.	2	47
Taisho Pharmaceutical Holdings Company Ltd.	—	12
Taiyo Nippon Sanso Corp.	1	19
Takeda Pharmaceutical Co. Ltd.	11	306
TDK Corp.	3	83
Terumo Corp.	5	150
TIS Inc.	1	37
Tobu Railway Co. Ltd.	1	32
Toho Co. Ltd.	1	36
Tokio Marine Holdings Inc.	5	276
Tokyo Century Corp.	—	10
Tokyo Electric Power Co. Holdings Inc. (a)	6	23
Tokyo Electron Ltd.	1	362
Tokyo Gas Co. Ltd.	3	52
Tokyu Corp.	4	45
Tokyu Fudosan Holdings Corporation	5	25
Toppan Printing Co. Ltd.	3	43
Toray Industries Inc.	12	66
Toshiba Corp.	3	118
Tosoh Corp.	2	27
TOTO Ltd.	1	36
Toyo Suisan Kaisha Ltd.	1	23
Toyota Boshoku Corporation	1	9
Toyota Industries Corp.	1	86
Toyota Motor Corp.	89	1,368
Toyota Tsusho Corp.	2	52
Trend Micro Inc.	1	49
Unicharm Corp.	3	101
United Urban Investment Corp.	—	23
USS Co. Ltd.	2	26
Welcia Holdings Co., Ltd.	1	12
West Japan Railway Co.	2	74
Yahoo! Japan Corp.	18	51
Yakult Honsha Co. Ltd.	1	63
Yamaha Corp.	1	49
Yamaha Motor Co. Ltd. (b)	2	37
Yamato Holdings Co. Ltd.	3	40
Yaskawa Electric Corp.	2	58
Yokogawa Electric Corp.	2	26
ZOZO, Inc.	1	11
		23,284
United Kingdom 4.5%
3i Group plc	7	93
Admiral Group PLC	2	48
Amcor Plc	11	131
Anglo American PLC	9	326
AON Public Limited Company - Class A	1	390
Ashtead Group Public Limited Company	3	128
Associated British Foods PLC	2	47
AstraZeneca PLC	10	1,379
Auto Trader Group PLC	6	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Avast PLC (d)	4	24
AVEVA Group plc	1	21
Aviva PLC	21	102
B&M European Value Retail S.A.	6	26
BAE Systems PLC	22	222
Barclays PLC	107	200
Barratt Developments PLC	7	38
BP P.L.C.	135	636
British American Tobacco P.L.C.	15	660
BT Group Plc	61	138
Bunzl Public Limited Company	2	81
Burberry Group PLC	3	58
Carnival Plc (a) (b)	5	47
Centrica PLC (a)	40	39
Coca-Cola European Partners PLC	1	73
Compass Group PLC	12	247
Convatec Group PLC (d)	11	30
Croda International Public Limited Company	1	74
Darktrace PLC (a) (b)	2	8
DCC Public Limited Company	1	44
Dechra Pharmaceuticals PLC	1	25
Derwent London PLC	1	24
Diageo PLC	16	679
Direct Line Insurance Limited	10	32
DS Smith PLC	9	31
easyJet PLC (a)	4	16
Evraz PLC (e)	3	4
Experian PLC	6	184
Ferguson PLC	2	172
Fiat Chrysler Automobiles N.V.	15	187
GlaxoSmithKline PLC	34	730
GVC Holdings PLC (a)	4	61
Halma Public Limited Company	3	63
Harbour Energy PLC	3	13
Hargreaves Lansdown PLC	2	18
Hikma Pharmaceuticals Public Limited Company	1	24
Hiscox Ltd.	2	27
Howden Joinery Group PLC	4	30
HSBC Holdings PLC	139	911
Imperial Brands PLC	7	145
Informa Switzerland Limited (a)	10	67
InterContinental Hotels Group PLC	1	67
Intermediate Capital Group PLC	2	32
Intertek Group Plc	1	59
ITV Plc	24	19
J Sainsbury PLC	12	29
JD Sports Fashion PLC (a)	18	26
Johnson Matthey PLC	1	30
Kingfisher Plc	15	44
Land Securities Group PLC	5	37
Legal & General Group PLC	42	121
Linde Public Limited Company	3	997
Lloyds Banking Group PLC	489	252
London Stock Exchange Group PLC	2	202
M&G PLC	18	42
Melrose Holdings Limited	30	54
Mondi plc	3	59
National Grid PLC	26	331
Next PLC	1	65
Ocado Group PLC (a)	4	39
Pearson PLC	5	48
Pepco Group N.V. (a) (d)	1	5
Persimmon Public Limited Company	2	51
Phoenix Group Holdings PLC	6	40
Prudential Public Limited Company (c)	18	222
Reckitt Benckiser Group PLC	5	374
Relx PLC	14	366
Rentokil Initial PLC	13	76
Rightmove PLC	6	41
Rio Tinto PLC	7	430
Rolls-Royce Holdings plc (a)	59	60
Royal Mail PLC	5	18
Schroders PLC	1	30
Schroders PLC	—	8
SEGRO Public Limited Company	8	101
Severn Trent PLC	2	50
Smith & Nephew PLC	6	87
Smiths Group PLC	3	46
Spirax-Sarco Engineering PLC	1	62
SSE PLC	7	140
St. James's Place PLC	4	49
Standard Chartered PLC	18	138
Standard Life Aberdeen PLC	15	29
Tate & Lyle Public Limited Company	3	25
Taylor Wimpey PLC	26	37
Tesco PLC	54	169
The Berkeley Group Holdings PLC	1	38
The British Land Company Public Limited Company	7	38
The Royal Bank of Scotland Group Public Limited Company	35	92
The Sage Group PLC.	8	61
Travis Perkins PLC	2	18
Unilever PLC	18	809
United Utilities Group PLC	5	58
Vodafone Group Public Limited Company	180	278
Weir Group PLC(The)	2	29
Whitbread PLC	1	42
Wise PLC - Class A (a)	3	9
WPP 2012 Limited	8	80
		15,556
Canada 3.5%
Agnico Eagle Mines Limited	3	148
Air Canada (a)	2	29
Algonquin Power & Utilities Corp. (b)	4	54
Alimentation Couche-Tard Inc. - Class A	6	226
AltaGas Ltd.	2	44
ARC Resources Ltd.	5	60
Bank of Montreal	4	423
Barrick Gold Corporation	12	217
BCE Inc.	2	98
Brookfield Asset Management Inc. - Class A	10	438
CAE Inc. (a)	2	52
Cameco Corp.	3	59
Canadian Apartment Properties REIT	1	17
Canadian Imperial Bank of Commerce	6	291
Canadian National Railway Company	4	459
Canadian Natural Resources Ltd.	8	435
Canadian Pacific Railway Limited	6	439
Canadian Tire Corporation, Limited - Class A	—	50
Canadian Utilities Limited - Class A	1	27
CCL Industries Inc. - Class B	1	52
Cenovus Energy Inc.	9	162
CGI Inc. - Class A (a)	2	119
Constellation Software Inc.	—	197
Dollarama Inc.	2	104
Emera Inc.	2	80
Empire Company Limited - Class A	1	40
Enbridge Inc.	14	579
Fairfax Financial Holdings Ltd.	—	82
Finning International Inc.	1	23
First Quantum Minerals Ltd	4	76
FirstService Corporation	—	32
Fortis Inc.	3	151
Franco-Nevada Corporation	1	171
George Weston Ltd.	1	60
GFL Environmental Inc.	1	28
Gildan Activewear Inc. - Class A	1	37
Great-West Lifeco Inc.	2	44
Hydro One Limited	2	62
iA Financial Corporation Inc.	1	40
IGM Financial Inc. (b)	1	13
Imperial Oil Ltd.	—	8
Intact Financial Corporation	1	169
Keyera Corp.	2	39
Kinross Gold Corporation	8	29
Loblaw Cos. Ltd.	1	90
Lundin Mining Corp.	5	30
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	3	20
Magna International Inc.	2	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Manulife Financial Corp.	13	231
Metro Inc. - Class A	2	89
National Bank of Canada	2	151
Nutrien Ltd. (b)	4	293
Nuvei Technologies Corp. (a)	—	16
ONEX Corporation	1	25
Open Text Corporation	2	68
Pembina Pipeline Corporation	4	134
Power Corporation of Canada	4	98
Quebecor Inc. - Class B	1	26
Restaurant Brands International Limited Partnership	2	100
RioCan REIT	1	17
Ritchie Bros. Auctioneers Incorporated	1	46
Rogers Communications Inc. - Class B	2	115
Royal Bank of Canada	10	931
Saputo Inc.	2	35
Shaw Communications Inc. - Class B	3	88
Shopify Inc. - Class A (a)	8	237
SNC-Lavalin Group Inc.	1	21
Sun Life Financial Inc.	4	179
Suncor Energy Inc.	9	331
TC Energy Corporation (b)	7	347
Teck Resources Limited - Class B	3	101
TELUS Corp.	3	67
TF1 International	1	42
The Bank of Nova Scotia	8	482
The Toronto-Dominion Bank	12	810
Thomson Reuters Corporation	1	118
TMX Group Limited	—	38
Tourmaline Oil Corp	2	109
Waste Connections, Inc.	2	218
West Fraser Timber Co. Ltd.	—	31
Wheaton Precious Metals Corp.	3	108
WSP Canada Inc.	1	57
		11,966
France 2.7%
Adevinta ASA - Class B (a) (d)	3	20
Aeroports de Paris (a)	—	28
Alstom	2	44
Amundi (d)	—	24
Arkema	—	41
AXA SA	14	318
Biomerieux SA	—	30
BNP Paribas SA	8	368
Bollore SA	6	26
Bouygues SA	1	46
Bureau Veritas (b)	2	53
Capgemini SA	1	183
Carrefour SA	4	73
Cie de Saint-Gobain	4	156
Cie Generale d'Optique Essilor International SA	2	312
Compagnie Generale des Etablissements Michelin	5	132
Covivio	—	16
Credit Agricole SA	9	87
Danone	5	262
Dassault Aviation	—	22
Dassault Systemes	5	170
EDENRED	2	78
Eiffage	1	52
Electricite de France	3	25
Engie	12	136
Gecina SA	—	34
Getlink S.E.	3	55
Hermes International SCA	—	267
IPSEN	—	23
Kering SA	1	259
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	473
Legrand SA	2	134
L'Oreal SA	2	563
LVMH Moet Hennessy Louis Vuitton SE	2	1,104
Orange SA	13	151
Pernod-Ricard SA	1	253
Publicis Groupe SA	2	74
Safran	2	236
Sanofi SA	8	780
Sartorius Stedim Biotech	—	52
Schneider Electric SE (a)	4	455
Societe Generale SA	6	121
Sodexo SA	1	42
Teleperformance	—	124
Thales SA	1	90
Total SA	17	874
Veolia Environnement	4	109
VINCI	3	311
Vivendi SA	5	56
Worldline (a) (d)	2	59
		9,401
Switzerland 2.6%
ABB Ltd. - Class N	12	321
Alcon AG	3	235
Baloise Holding AG - Class N	—	50
Barry Callebaut AG - Class N	—	33
Coca-Cola HBC AG	1	30
Compagnie Financiere Richemont SA	4	379
Credit Suisse Group AG - Class N	19	107
EMS-Chemie Holding AG	—	36
Garmin Ltd.	1	99
Geberit AG - Class N	—	117
Givaudan SA - Class N	—	190
Glencore PLC	75	404
Julius Bar Gruppe AG - Class N	2	72
Kühne + Nagel International AG	—	81
LafargeHolcim Ltd.	3	146
Lindt & Spruengli AG - Class N	—	105
Lonza Group AG	1	266
Nestle SA - Class N	19	2,223
Novartis AG - Class N	16	1,392
Partners Group Holding AG	—	134
Roche Holding AG	—	68
Schindler Holding AG - Class N	—	26
SGS SA - Class N	—	91
Sika AG	1	239
Sonova Holding AG	—	116
STMicroelectronics NV (b)	4	138
Straumann Holding AG - Class N	1	92
Swatch Group AG	—	47
Swatch Group AG - Class N	—	15
Swiss Life Holding AG - Class N	—	102
Swiss Re AG	2	148
Swisscom AG - Class N	—	94
TE Connectivity Ltd. (d)	2	249
Temenos Group AG - Class N	—	37
UBS Group AG	25	405
Vifor Pharma Management AG	—	60
Zurich Insurance Group AG - Class N	1	442
		8,789
Australia 2.1%
Alumina Ltd.	16	16
Ampol Limited	2	45
APA Group	8	59
Aristocrat Leisure Limited	5	106
ASX Ltd.	1	70
Aurizon Holdings Limited	13	33
Australia & New Zealand Banking Group Ltd.	19	291
Bendigo and Adelaide Bank Ltd.	4	22
BHP Group PLC	34	972
BlueScope Steel Ltd.	3	36
Brambles Limited	10	75
Challenger Financial Services Group Ltd.	4	18
Cochlear Ltd.	—	63
Coles Group Limited	9	114
Commonwealth Bank of Australia	11	715
Computershare Ltd.	4	63
CSL Ltd.	3	600
DEXUS Funds Management Limited	8	48
Domino's Pizza Enterprises Limited	—	20
Endeavour Group Limited	9	45
Evolution Mining Limited	13	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Fortescue Metals Group Ltd.	11	136
Goodman Funding Pty Ltd	12	145
GPT Group	13	38
Harvey Norman Holdings Ltd.	5	12
IDP Education Limited	1	21
Incitec Pivot Ltd.	13	30
Independence Group NL	5	33
Insurance Australia Group Ltd.	16	47
LendLease Corp. Ltd.	4	27
Macquarie Group Limited	2	277
Medibank Private Limited	18	40
Mineral Resources Limited	1	38
Mirvac Group	25	34
National Australia Bank Ltd.	22	413
Newcrest Mining Ltd.	6	86
Northern Star Resources Ltd.	8	37
Orica Ltd.	3	31
Origin Energy Ltd.	13	50
Qantas Airways Ltd. (a)	5	15
QBE Insurance Group Ltd.	11	89
Ramsay Health Care Ltd.	1	67
REA Group Ltd.	—	29
Reece Limited	2	18
Rio Tinto Ltd.	3	179
Santos Ltd.	24	120
Scentre Group Limited	38	67
SEEK Limited	2	36
Seven Group Holdings Limited	1	10
Sonic Health Care Ltd.	3	74
South32 Limited	30	82
Stockland	16	40
Suncorp Group Ltd.	9	65
Tabcorp Holdings Ltd.	16	12
Telstra Corp. Ltd.	27	73
TPG Telecom Limited	3	14
Transurban Group	21	206
Treasury Wine Estates Limited	5	40
Vicinity Centres RE Ltd	26	33
Washington H Soul Pattinson & Co. Ltd. (b)	2	27
Wesfarmers Ltd.	8	223
Westpac Banking Corporation	24	321
Wisetech Global Limited	1	29
Woodside Energy Group Ltd	13	279
Woolworths Group Ltd.	8	197
WorleyParsons Ltd.	2	21
		7,292
Germany 1.9%
Adidas AG - Class N	1	223
Allianz SE	3	533
Aroundtown SA	7	21
BASF SE - Class N	6	271
Bayer AG - Class N	7	392
Bayerische Motoren Werke AG	2	168
Beiersdorf AG	1	72
Brenntag AG - Class N	1	66
Carl Zeiss Meditec AG	—	27
Continental AG	1	50
Covestro AG (d)	1	43
Daimler AG - Class N	6	327
Daimler Truck Holding AG (a)	3	89
Delivery Hero SE (a) (d)	1	47
Deutsche Bank Aktiengesellschaft - Class N	14	123
Deutsche Boerse AG - Class N	1	218
Deutsche Lufthansa AG (a)	4	24
Deutsche Post AG - Class N	7	251
Deutsche Telekom AG - Class N	23	456
Dresdner Bank AG (a)	7	48
DW Property Invest GmbH	—	4
E.ON SE - Class N	15	127
Evonik Industries AG	1	28
Fresenius Medical Care AG & Co. KGaA	1	66
Fresenius SE & Co. KGaA	3	85
GEA Group AG	1	40
Hannover Rueck SE - Class N	—	64
HeidelbergCement AG	1	50
Henkel AG & Co. KGaA	1	41
Infineon Technologies AG - Class N	9	215
Kion Group AG	—	20
Merck KGaA	1	148
MTU Aero Engines AG - Class N	—	67
Muenchener Rueckversicherungs AG - Class N	1	211
Puma SE	1	48
RWE AG	5	170
SAP SE	7	672
Siemens AG - Class N	5	549
Siemens Energy AG	3	41
Siemens Healthineers AG (d)	2	114
Symrise AG	1	96
Talanx Aktiengesellschaft	—	14
Telefonica Deutschland Holding AG	7	19
TUI AG - Class N (a) (d)	6	9
Uniper SE	1	10
Vonovia SE	5	161
Zalando SE (a) (d)	1	32
		6,550
Netherlands 1.8%
Adyen B.V. (a) (d)	—	324
Aegon NV	10	43
Airbus SE	4	406
Akzo Nobel N.V.	1	83
argenx SE (a)	—	132
ASM International N.V.	—	63
ASML Holding	3	1,306
CNH Industrial N.V.	7	82
HAL Trust	1	77
Heineken Holding N.V.	1	50
Heineken NV	2	148
ING Groep N.V.	27	266
JDE Peet's N.V.	—	13
Koninklijke Ahold Delhaize N.V. (b)	7	187
Koninklijke DSM N.V.	1	172
Koninklijke KPN N.V.	26	91
Koninklijke Philips N.V.	6	140
NN Group N.V.	2	100
NXP Semiconductors N.V.	2	266
Prosus N.V.	6	384
Randstad NV	1	44
Shell PLC - Class A	52	1,337
Unibail-Rodamco SE	1	40
Universal Music Group N.V.	9	184
Wolters Kluwer NV - Class C	2	176
		6,114
Sweden 0.9%
AB Sagax - Class B	1	21
Aktiebolaget Electrolux - Class B	2	25
Aktiebolaget Industrivarden - Class A	1	28
Aktiebolaget Industrivarden - Class C	1	26
Aktiebolaget SKF - Class B	3	38
Aktiebolaget Volvo - Class A	1	23
Aktiebolaget Volvo - Class B	11	167
Alfa Laval AB	2	49
Assa Abloy AB - Class B	7	147
Atlas Copco Aktiebolag - Class A	17	164
Atlas Copco Aktiebolag - Class B	11	90
Axfood Aktiebolag	1	20
Boliden AB	2	61
Castellum AB (b)	2	25
Deca Games Holding AB - Class B (a) (b)	4	30
Epiroc Aktiebolag - Class A	4	66
Epiroc Aktiebolag - Class B	3	37
EQT AB (d)	2	38
Essity Aktiebolag (publ) - Class B	4	108
Evolution Gaming Group AB (publ) (d)	1	108
Fabege AB	2	17
Fastighets AB Balder - Class B (a)	5	22
G&L Beijer Ref AB - Class B	2	23
Getinge AB - Class B	1	34
Hennes & Mauritz AB - Class B (b)	5	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Hexagon Aktiebolag - Class B	15	156
Holmen Aktiebolag - Class B	1	25
Husqvarna Aktiebolag - Class B	3	21
Indutrade Aktiebolag	2	31
Intrum AB	—	8
Investmentaktiebolaget Latour - Class B	1	18
Investor Aktiebolag - Class A	4	70
Investor Aktiebolag - Class B	12	201
Kinnevik AB - Class B (a)	2	27
L E Lundbergforetagen AB - Class B	1	21
Lifco Ab (Publ) - Class B	1	22
Lundin Energy AB (a) (b) (e)	1	54
Lundin Petroleum AB (b)	1	1
NIBE Industrier AB - Class B	10	73
Nordnet AB	1	13
Saab AB - Class B	1	23
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	7	12
Sandvik AB	7	121
Securitas AB - Class B	2	20
Sinch AB (publ) (a) (b) (d)	5	15
Skandinaviska Enskilda Banken AB - Class A	11	107
Skanska AB - Class B	3	42
SSAB AB - Class A	2	7
SSAB AB - Class B	4	17
Storskogen Group AB (publ) (b)	5	7
Svenska Cellulosa Aktiebolaget SCA - Class B	4	57
Svenska Handelsbanken AB - Class A	11	94
Swedbank AB - Class A	7	83
Swedish Match AB	11	112
Tele2 AB - Class B	3	38
Telefonaktiebolaget LM Ericsson - Class B	20	146
Telia Co. AB	17	66
Trelleborg AB - Class B	2	33
Vitrolife AB	—	10
Volvo Car AB - Class B (a) (b)	4	29
		3,211
Hong Kong 0.8%
AIA Group Limited	81	877
Budweiser Brewing Company APAC Limited (d)	13	38
CK Asset Holdings Limited	13	96
CK Hutchison Holdings Limited	18	123
CK Infrastructure Holdings Limited	5	31
CLP Holdings Ltd.	11	95
Dairy Farm International Holdings Ltd.	2	6
ESR Cayman Limited (a) (d)	18	48
Galaxy Entertainment Group Ltd.	14	84
Hang Lung Properties Ltd.	14	27
Hang Seng Bank Ltd.	5	83
Henderson Land Development Co. Ltd.	9	35
HK Electric Investments Limited	16	15
HKT Trust	28	38
Hong Kong & China Gas Co. Ltd.	74	79
Hong Kong Exchanges & Clearing Ltd.	8	397
Jardine Matheson Holdings Ltd.	2	95
Link Real Estate Investment Trust	14	116
MTR Corp.	11	57
New World Development Company Limited	9	33
Power Assets Holdings Ltd.	9	60
Sands China Ltd. (a)	16	39
Sino Land Co.	24	36
Sun Hung Kai Properties Ltd.	10	124
Swire Pacific Limited - Class B	10	10
Swire Pacific Ltd. - Class A	3	16
Swire Properties Limited	8	20
Techtronic Industries Company Limited	11	120
WH Group Limited (d)	62	49
Wharf Holdings Ltd.	9	33
Wharf Real Estate Investment Company Limited	11	52
		2,932
Ireland 0.8%
Accenture Public Limited Company - Class A	4	1,188
CRH Plc	5	180
Flutter Entertainment Public Limited Company (a)	1	106
James Hardie Industries Public Limited Company - CDI	3	67
Kerry Group Plc	1	104
Kingspan Group Plc	1	61
Medtronic Public Limited Company	9	817
Seagate Technology Holdings Public Limited Company	1	98
Smurfit Kappa Funding Designated Activity Company	2	62
		2,683
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	49
A P Moller - Maersk A/S - Class B	—	94
Carlsberg A/S - Class B	1	87
Chr. Hansen Holding A/S	1	54
Coloplast A/S - Class B	1	97
Danske Bank A/S	5	70
Demant A/S (a)	1	27
DSV Panalpina A/S	1	200
Genmab A/S (a)	—	146
Novo Nordisk A/S - Class B	11	1,227
Novozymes A/S - Class B	1	88
Orsted A/S (d)	1	134
Pandora A/S	1	41
Tryg A/S	2	51
Vestas Wind Systems A/S	7	145
		2,510
Spain 0.7%
Acciona,S.A.	—	27
ACS, Actividades de Construccion y Servicios, S.A. (b)	2	42
AENA, S.M.E., S.A. (a) (d)	—	61
Amadeus IT Group SA (a) (d)	3	174
Banco Bilbao Vizcaya Argentaria, S.A.	45	205
Banco Santander, S.A.	117	331
CaixaBank, S.A.	30	104
Cellnex Telecom, S.A. (d)	4	165
Corporacion Acciona Energias Renovables, S.A.	—	15
Enagas SA (b)	2	38
Endesa SA (b)	2	42
Ferrovial, S.A.	3	84
Grifols, S.A.	2	42
Iberdrola, Sociedad Anonima	40	413
Industria de Diseno Textil, S.A.	8	173
MAPFRE, S.A. (b)	7	12
Naturgy Energy Group SA	2	67
Red Electrica Corporacion, S.A. (b)	3	55
Repsol SA (b)	10	145
Siemens Gamesa Renewable Energy, S.A.	2	31
Telefonica SA	38	194
		2,420
Italy 0.6%
A2A SpA	11	13
Amplifon S.p.A (b)	1	18
Assicurazioni Generali SpA	8	134
Atlantia SpA	3	80
Banca Mediolanum SpA	2	11
Banco BPM Societa' Per Azioni	10	29
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	11
Davide Campari-Milano S.p.A.	3	30
DiaSorin S.p.A.	—	21
Enel SpA	53	289
ENI SpA	17	203
Exor Nederland N.V.	1	46
Ferrari N.V.	1	160
Finecobank Banca Fineco SPA	4	49
Hera S.p.A.	5	15
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	23
Intesa Sanpaolo SpA	116	216
Leonardo S.p.A.	3	28
Mediobanca SpA	5	43
Moncler S.p.A.	1	56

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Nexi S.p.A. (a)	5	43
Pirelli & C. S.p.A. (d)	3	12
Poste Italiane - Societa' Per Azioni (d)	3	29
Prysmian S.p.A.	2	53
Recordati Industria Chimica E Farmaceutica S.p.A.	1	33
Snam Rete Gas SpA	14	73
Telecom Italia SpA	79	21
Terna – Rete Elettrica Nazionale S.p.A.	9	71
UniCredit S.p.A.	15	139
UnipolSai Assicurazioni S.p.A. (b)	3	7
		1,956
Singapore 0.4%
Ascendas REIT	23	47
Capitaland Investment Limited	17	46
CapitaMall Trust	33	52
City Developments Ltd.	4	21
DBS Group Holdings Ltd.	12	261
Flex Ltd. (a)	3	49
Genting Singapore Limited	41	21
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Ltd.	1	14
Keppel Corporation Limited	9	42
Mapletree Commercial Trust Management Ltd. (d)	13	17
Olam Group Limited (a)	7	8
Oversea-Chinese Banking Corporation Limited	27	222
Singapore Airlines Ltd. (a) (b)	9	32
Singapore Airport Terminal Services Ltd. (a)	5	13
Singapore Exchange Ltd.	6	41
Singapore Technologies Engineering Ltd.	10	31
Singapore Telecommunications Limited	47	86
United Overseas Bank Ltd.	10	199
UOL Group Ltd.	3	16
Venture Corp. Ltd.	2	23
Wilmar International Limited	19	57
		1,306
Finland 0.4%
Elisa Oyj	1	55
Fortum Oyj	3	43
Huhtamaki Oyj	1	26
Kesko Oyj - Class A	1	14
Kesko Oyj - Class B	2	44
Kone Corporation	3	131
Neste Oyj	3	131
Nokia Oyj	37	169
Nordea Bank ABP	23	204
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	34
Outotec Oyj	4	34
Sampo Oyj - Class A	3	150
Stora Enso Oyj - Class R	4	63
UPM-Kymmene Oyj	4	110
Wartsila Oyj	4	28
		1,245
Belgium 0.3%
Ackermans (b)	—	23
ageas SA/NV	1	58
Anheuser-Busch InBev	6	316
Azelis Group	1	16
Colruyt SA	—	10
D'ieteren	—	20
Elia Group	—	28
Groupe Bruxelles Lambert SA	1	58
KBC Groep NV	2	129
Proximus	1	16
Sofina (b)	—	20
Solvay SA	1	41
Telenet Group Holding	—	7
UCB SA	1	75
Umicore	1	46
Warehouses De Pauw	1	30
		893
Norway 0.2%
Aker ASA	1	25
Aker ASA	—	12
DNB Bank ASA	6	110
Equinor ASA	7	256
Gjensidige Forsikring ASA	1	28
Kongsberg Gruppen ASA	1	22
Leroy Seafood Group ASA	2	13
Mowi ASA	3	73
Norsk Hydro ASA	9	51
Orkla ASA	6	44
SalMar ASA	—	26
Schibsted ASA - Class A	—	8
Schibsted ASA - Class B	1	10
Storebrand ASA	3	23
Telenor ASA	5	61
TOMRA Systems ASA	1	25
Var Energi ASA	4	16
Yara International ASA	1	45
		848
Israel 0.1%
Azrieli Group Ltd.	—	17
Bank Hapoalim BM	7	60
Bank Leumi Le-Israel BM	10	88
Bezeq Israeli Telecommunication Corp. Ltd.	14	21
Elbit Systems Ltd.	—	38
Israel Chemicals Ltd.	5	48
Israel Discount Bank Ltd.	8	40
Mizrahi Tefahot Bank Ltd.	1	31
Nice Ltd. (a)	—	87
Playtika Holding Corp. (a)	1	7
Teva Pharmaceutical Industries Ltd (a)	8	57
		494
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (d)	—	22
Allegro.eu SA (a) (d)	2	13
Bank Pekao SA	1	21
Cyfrowy Polsat S.A.	2	8
ING Bank Slaski S.A.	—	8
KGHM Polska Miedz SA	1	23
LPP SA	—	16
PGE Polska Grupa Energetyczna S.A. (a)	5	12
Polski Koncern Naftowy Orlen S.A.	2	28
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	10	13
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	35
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	24
Santander Bank Polska SA	—	11
		234
New Zealand 0.1%
Auckland International Airport Limited (a)	9	40
Contact Energy Limited	5	23
Fisher & Paykel Healthcare Corp.	4	51
Fletcher Building Ltd.	6	18
Mercury NZ Limited	4	16
Meridian Energy Limited	9	27
Ryman Healthcare Ltd. (b)	3	16
Spark New Zealand Ltd.	14	41
		232
Austria 0.1%
Andritz AG	—	19
BAWAG Group AG (d)	—	20
Erste Group Bank AG	2	50
EVN AG	—	8
OMV AG	1	45
Raiffeisen Bank International AG	1	10
Telekom Austria Aktiengesellschaft	1	6
Verbund AG	1	49
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	8
Voestalpine AG	1	15
		230
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	119
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Autostore Holdings Ltd (a) (b) (d)	9	13
Everest Re Group, Ltd.	—	79
		211
China 0.1%
Wuxi Biologics Cayman Inc (a) (d)	23	211
Portugal 0.1%
EDP Renovaveis, S.A.	2	39
Energias de Portugal SA	20	92
Galp Energia, SGPS, S.A.	3	38
Jeronimo Martins, SGPS, S.A.	2	40
		209
Luxembourg 0.1%
ArcelorMittal	4	87
Eurofins Scientific SE	1	63
RTL Group SA	—	10
Tenaris SA	3	44
		204
Argentina 0.0%
MercadoLibre S.R.L (a)	—	200
Chile 0.0%
Antofagasta PLC	2	33
Jersey 0.0%
Clarivate PLC (a)	2	33
United Arab Emirates 0.0%
Mediclinic International PLC	3	18
NMC Health PLC (e)	1	—
Mexico 0.0%
Fresnillo PLC	1	10
Total Common Stocks (cost $266,841)		333,648
PREFERRED STOCKS 0.6%
Switzerland 0.5%
Lindt & Spruengli AG	—	71
Roche Holding AG	5	1,614
Schindler Holding AG	—	50
		1,735
Germany 0.1%
Bayerische Motoren Werke AG	—	25
Henkel AG & Co. KGaA (f)	1	75
Porsche Automobil Holding SE (f)	1	67
Sartorius AG	—	59
Volkswagen AG (f)	1	164
		390
Spain 0.0%
Grifols, S.A.	2	21
Italy 0.0%
Telecom Italia SpA	39	10
Total Preferred Stocks (cost $1,943)		2,156
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.6%
JNL Government Money Market Fund, 1.02% (c) (g)	5,471	5,471
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 1.41% (c) (g)	588	588
Total Short Term Investments (cost $6,059)		6,059
Total Investments 99.8% (cost $274,843)		341,863
Other Derivative Instruments (0.0)%		(93)
Other Assets and Liabilities, Net 0.2%		890
Total Net Assets 100.0%		342,660

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	104	—	70	—	—	(34)	—	—
Apollo Global Management, Inc.	—	150	—	—	—	(21)	129	—
Athene Holding Ltd - Class A	66	—	64	—	—	(2)	—	—
Prudential Public Limited Company	309	—	—	2	—	(87)	222	0.1
The Bank of New York Mellon Corporation	280	10	—	4	—	(81)	209	0.1
	759	160	134	6	—	(225)	560	0.2

Effective January 1, 2022, Athene Holding Ltd – Class A merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization. Sales Proceeds includes the cost basis of $64 and $70 of Athene Holding Ltd – Class A and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management, Inc. that are included in Purchases.

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	22	22	—
Adevinta ASA - Class B	08/31/20	44	20	—
Adyen B.V.	02/28/19	357	324	0.1
AENA, S.M.E., S.A.	09/22/17	88	61	—
Allegro.eu SA	06/18/21	38	13	—
Amadeus IT Group SA	09/22/17	206	174	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Mellon World Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amundi	11/30/17	38	24	—
Autostore Holdings Ltd	12/17/21	34	13	—
Avast PLC	12/17/21	31	24	—
BAWAG Group AG	04/23/21	24	20	—
Budweiser Brewing Company APAC Limited	10/15/19	48	38	—
Cellnex Telecom, S.A.	05/28/19	178	165	0.1
Convatec Group PLC	04/23/21	31	30	—
Covestro AG	09/22/17	116	43	—
Delivery Hero SE	05/31/18	96	47	—
EQT AB	05/29/20	43	38	—
ESR Cayman Limited	11/30/20	56	48	—
Evolution Gaming Group AB (publ)	05/29/20	90	108	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	23	—
Mapletree Commercial Trust Management Ltd.	11/26/19	23	17	—
Orsted A/S	09/22/17	71	134	0.1
Pepco Group N.V.	03/22/22	7	5	—
Pirelli & C. S.p.A.	04/23/21	18	12	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	29	—
Siemens Healthineers AG	06/18/21	128	114	—
Sinch AB (publ)	06/18/21	67	15	—
TE Connectivity Ltd.	09/22/17	182	249	0.1
TUI AG - Class N	04/23/21	25	9	—
WH Group Limited	09/21/17	64	49	—
Worldline	09/22/17	101	59	—
Wuxi Biologics Cayman Inc	12/17/21	256	211	0.1
Zalando SE	09/22/17	92	32	—
		2,621	2,170	0.6

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	26	September 2022	EUR	907	(14)	(13)
FTSE 100 Index	5	September 2022	GBP	357	(5)	(1)
S&P 500 Index	24	September 2022		4,504	(28)	43
S&P/ASX 200 Index	2	September 2022	AUD	328	(5)	(4)
S&P/TSX 60 Index	1	September 2022	CAD	237	(2)	(6)
TOPIX Index	4	September 2022	JPY	77,676	(4)	(21)
					(58)	(2)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/21/22	AUD	198	137	(6)
CAD/USD	BOA	09/21/22	CAD	202	157	(4)
EUR/USD	HSB	09/21/22	EUR	578	609	(14)
GBP/USD	HSB	09/21/22	GBP	155	189	(6)
JPY/USD	BMO	09/21/22	JPY	84,312	625	(7)
					1,717	(37)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	239,111	94,479	58	333,648
Preferred Stocks	2,156	—	—	2,156
Short Term Investments	6,059	—	—	6,059
	247,326	94,479	58	341,863
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	43	—	—	43
	43	—	—	43
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(45)	—	—	(45)
Open Forward Foreign Currency Contracts	—	(37)	—	(37)
	(45)	(37)	—	(82)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.4%
Financials 20.0%
American International Group, Inc.	206	10,518
Apollo Global Management, Inc. (a)	249	12,070
Arthur J Gallagher & Co.	138	22,422
Assurant, Inc.	113	19,499
Cboe Global Markets, Inc.	104	11,805
Cincinnati Financial Corporation	67	7,975
Comerica Inc.	170	12,447
Discover Financial Services	86	8,131
East West Bancorp, Inc.	144	9,334
Element Fleet Management Corp. (b)	841	8,772
Equitable Holdings, Inc.	681	17,759
Everest Re Group, Ltd.	64	18,053
Hanover Insurance Group Inc.	73	10,707
Invesco Ltd.	437	7,054
KeyCorp	761	13,116
Northern Trust Corp.	140	13,546
Prosperity Bancshares Inc.	156	10,642
Raymond James Financial Inc.	206	18,460
Reinsurance Group of America, Incorporated	100	11,728
Signature Bank	50	8,939
SLM Corporation	1,114	17,759
State Street Corporation	142	8,735
SVB Financial Group (c)	24	9,399
The Hartford Financial Services Group, Inc.	384	25,101
TPG Inc. - Class A	274	6,545
Umpqua Holdings Corp.	780	13,082
Voya Financial, Inc.	191	11,392
Willis Towers Watson Public Limited Company	82	16,177
Wintrust Financial Corporation	90	7,185
Zions Bancorp	305	15,521
		383,873
Industrials 14.2%
Alaska Air Group, Inc. (c)	168	6,718
Builders FirstSource, Inc. (c)	102	5,494
Delta Air Lines, Inc. (c)	295	8,541
Dun & Bradstreet Holdings, Inc. (c)	531	7,976
Eaton Corporation Public Limited Company	153	19,294
Fortune Brands Home & Security, Inc.	146	8,765
GFL Environmental Inc.	258	6,657
Howmet Aerospace Inc.	449	14,134
Ingersoll Rand Inc.	301	12,672
ITT Industries Holdings, Inc.	143	9,610
Johnson Controls International Public Limited Company	369	17,678
Knight-Swift Transportation Holdings Inc. - Class A	208	9,614
L3Harris Technologies, Inc.	80	19,322
Masco Corporation	272	13,775
PACCAR Inc.	225	18,504
Quanta Services, Inc.	84	10,574
Regal-Beloit Corp.	122	13,866
Republic Services Inc.	127	16,638
Sensata Technologies Holding PLC	290	11,973
Stanley Black & Decker, Inc.	129	13,557
Univar Solutions Inc. (c)	135	3,353
Wabtec Corp.	201	16,470
XPO Logistics, Inc. (c)	183	8,812
		273,997
Consumer Discretionary 10.6%
Aptiv PLC (c)	96	8,575
Aramark	403	12,354
Brunswick Corp.	150	9,812
Dollar Tree Inc. (c)	147	22,932
Grand Canyon Education, Inc. (c)	63	5,950
Hyatt Hotels Corp. - Class A (c)	103	7,594
International Game Technology PLC	358	6,651
Lear Corporation	84	10,638
LKQ Corporation	480	23,556
Mattel, Inc. (c)	507	11,324
Newell Brands Inc.	721	13,719
Polaris Industries Inc.	72	7,190
PVH Corp.	93	5,309
Ross Stores Inc.	131	9,196
Skechers U.S.A. Inc. - Class A (c)	354	12,580
The Wendy's Company	737	13,905
Toll Brothers Inc.	406	18,124
Urban Outfitters Inc. (c)	281	5,235
		204,644
Information Technology 9.9%
Amdocs Limited	230	19,124
Black Knight, Inc. (c)	135	8,826
Corning Incorporated	395	12,433
Flex Ltd. (c)	612	8,857
Global Payments Inc.	119	13,203
KBR, Inc.	496	24,022
Leidos Holdings Inc.	149	14,979
Marvell Technology, Inc.	211	9,189
Motorola Solutions Inc.	82	17,152
NXP Semiconductors N.V.	101	14,909
On Semiconductor Corporation (c)	304	15,294
TE Connectivity Ltd. (d)	110	12,431
Verint Systems Inc. (c)	149	6,309
Zebra Technologies Corp. - Class A (c)	44	12,963
		189,691
Materials 9.3%
Ashland Global Holdings Inc.	148	15,229
Avery Dennison Corporation	61	9,924
Axalta Coating Systems Ltd. (c)	549	12,130
Berry Global Group, Inc. (c)	249	13,593
Celanese Corp. - Class A	107	12,535
Corteva, Inc.	367	19,887
Crown Holdings Inc.	137	12,627
DuPont de Nemours, Inc.	269	14,955
Eastman Chemical Co.	197	17,729
Graphic Packaging Holding Company	781	16,005
International Flavors & Fragrances Inc.	61	7,305
Vulcan Materials Co.	72	10,298
Westrock Company, Inc.	431	17,189
		179,406
Utilities 7.8%
Atmos Energy Corporation	72	8,026
CenterPoint Energy, Inc.	498	14,728
CMS Energy Corp.	264	17,843
Edison International	171	10,793
Eversource Energy	170	14,389
Pacific Gas And Electric Company (c)	1,831	18,276
Pinnacle West Capital Corp.	202	14,752
Public Service Enterprise Group Inc.	302	19,109
Sempra Energy	107	16,105
The AES Corporation	781	16,399
		150,420
Health Care 7.2%
Agilent Technologies, Inc.	85	10,103
AmerisourceBergen Corporation	126	17,824
Dentsply Sirona Inc.	325	11,609
Hologic Inc. (c)	132	9,156
Icon Public Limited Company (c)	61	13,124
Laboratory Corporation of America Holdings	59	13,761
Maravai LifeSciences Holdings, Inc. - Class A (c)	165	4,689
Organon & Co.	320	10,812
PerkinElmer Inc.	105	14,981
Syneos Health, Inc. - Class A (c)	103	7,404
Universal Health Services Inc. - Class B	117	11,757
Zimmer Biomet Holdings, Inc.	124	13,006
		138,226
Real Estate 6.7%
Boston Properties Inc.	59	5,284
Brixmor Property Group Inc.	608	12,286
Host Hotels & Resorts, Inc.	683	10,706
Life Storage Inc.	149	16,602
Mid-America Apartment Communities, Inc.	113	19,761
Spirit Realty Capital, Inc.	225	8,490
STAG Industrial, Inc.	174	5,373
Sun Communities Inc.	103	16,396

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
VICI Properties Inc.	653	19,468
W.P. Carey Inc.	172	14,230
		128,596
Energy 6.7%
Coterra Energy Inc	425	10,958
Devon Energy Corporation	342	18,849
Diamondback Energy, Inc.	123	14,848
Halliburton Company	324	10,167
Hess Corporation	175	18,487
Pioneer Natural Resources Co.	93	20,727
Plains GP Holdings, L.P. - Class A (c)	906	9,352
Targa Resources Corp	208	12,409
Valero Energy Corporation	120	12,756
		128,553
Consumer Staples 4.1%
Albertsons Companies, Inc. - Class A	528	14,114
Coca-Cola European Partners PLC	230	11,877
Energizer Holdings, Inc.	163	4,614
Ingredion Inc.	153	13,495
JM Smucker Co.	93	11,885
Kellogg Co.	216	15,376
Performance Food Group, Inc. (c)	178	8,177
		79,538
Communication Services 1.9%
Altice USA, Inc. - Class A (c)	321	2,967
Electronic Arts Inc.	87	10,620
Liberty Broadband Corp. - Series C (c)	128	14,792
Warner Bros. Discovery, Inc. - Series A (c)	556	7,464
		35,843
Total Common Stocks (cost $1,657,990)		1,892,787
PREFERRED STOCKS 0.4%
Consumer Staples 0.4%
Henkel AG & Co. KGaA (e)	119	7,328
Total Preferred Stocks (cost $10,529)		7,328
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund, 1.02% (a) (f)	21,903	21,903
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (a) (f)	1,312	1,312
Total Short Term Investments (cost $23,215)		23,215
Total Investments 100.0% (cost $1,691,734)		1,923,330
Other Assets and Liabilities, Net 0.0%		734
Total Net Assets 100.0%		1,924,064

(a) Investment in affiliate.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Non-income producing security.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/MFS Mid Cap Value Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	5,481	—	2,538	—	—	(2,943)	—	—
Apollo Global Management, Inc.	—	12,182	4,703	265	1,101	3,490	12,070	0.6
Athene Holding Ltd - Class A	18,485	—	9,504	—	—	(8,981)	—	—
	23,966	12,182	16,745	265	1,101	(8,434)	12,070	0.6

Effective January 1, 2022, Athene Holding Ltd – Class A merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization. Sales Proceeds includes the cost basis of $9,504 and $2,538 of Athene Holding Ltd – Class A and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management, Inc. that are included in Purchases.

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/09/17	11,002	12,431	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,892,787	—	—	1,892,787
Preferred Stocks	7,328	—	—	7,328
Short Term Investments	23,215	—	—	23,215
	1,923,330	—	—	1,923,330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 89.3%
Financials 80.8%
3i Group plc	22	295
Ackermans	1	101
Agronomics Limited (a)	138	27
Alaris Royalty Corp. (b)	—	1
Apollo Global Management, Inc. (c)	8	372
Ares Management Corporation - Class A	5	256
Arix Bioscience PLC (a)	9	12
Aurelius Equity Opportunities SE and Co. KGaA	4	90
Bure Equity AB	4	76
CapMan Oyj - Class B	12	37
Creades AB (publ) - Class A	—	1
Deutsche Beteiligungs AG	2	56
EQT AB (b) (d)	11	221
Eurazeo SA	2	108
Exor Nederland N.V.	2	116
GCM Grosvenor Inc. - Class A	3	20
Gimv	2	88
Hamilton Lane Inc. - Class A	1	91
Intermediate Capital Group PLC	14	223
IP Group PLC	19	16
JAFCO Co., Ltd.	8	93
K.K.R. Co., Inc. - Class A	12	541
Kinnevik AB - Class B (a)	4	71
Molten Ventures PLC (a)	—	1
Mutares SE & Co. KGaA	2	37
ONEX Corporation	4	184
Pacific Current Group Limited	—	—
Partners Group Holding AG	1	481
Patria Investments Ltd - Class A	5	60
Ratos AB - Class B	24	102
Safeguard Scientifics Inc. (a)	—	1
SBI Holdings Inc.	9	180
Sievi Capital Oyj (a)	7	9
Sofina	—	57
Stepstone Group Inc. - Class A	4	103
T. Rowe Price Group, Inc.	3	342
The Blackstone Group Inc. - Class A	7	609
The Carlyle Group, Inc.	6	176
Vinci Partners Investimentos Ltda - Class A	—	1
VNV Global AB (publ) (a)	—	1
Wendel SA	2	124
		5,380
Utilities 4.7%
Brookfield Renewable Partners L.P.	5	182
Encavis AG	7	130
		312
Industrials 2.8%
Investmentaktiebolaget Latour - Class B	7	140
Volati AB	3	42
		182
Health Care 1.0%
Puretech Health PLC (a)	32	68
Consumer Discretionary 0.0%
BEENOS Inc.	—	2
Communication Services 0.0%
Frontier Digital Ventures Ltd (a)	1	—
Total Common Stocks (cost $8,601)		5,944
INVESTMENT COMPANIES 10.1%
3I Infrastructure PLC	27	109
Augmentum Fintech PLC	—	1
Caledonia Investments PLC	2	72
Chrysalis Investments Limited	1	1
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	32	130
ICG Enterprise Trust PLC	7	88
NB Private Equity Partners Limited	1	23
Pantheon International PLC	20	61
RIT Capital Partners PLC	1	20
Syncona Limited	48	120
Financials 0.7%
Princess Private Equity Holding Limited	3	43
Riverstone Energy Limited	—	—
Total Investment Companies (cost $806)		669
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 1.41% (c) (e)	55	55
Total Short Term Investments (cost $55)		55
Total Investments 100.2% (cost $9,462)		6,668
Other Assets and Liabilities, Net (0.2)%		(12)
Total Net Assets 100.0%		6,656

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	802	—	727	—	—	(75)	—	—
Apollo Global Management, Inc.	—	854	348	—	20	(154)	372	5.6
	802	854	1,075	—	20	(229)	372	5.6

Effective January 1, 2022, Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) was reorganized to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $727 of Apollo Asset Management shares that were exchanged for shares of Apollo Global Management, Inc. that are included in Purchases.

Summary of Investments by Country^	Total Long Term Investments
United States of America	39.0%
United Kingdom	14.5
Sweden	9.9
Switzerland	7.3
Canada	5.6
Germany	4.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Summary of Investments by Country^	Total Long Term Investments
Japan	4.2
Belgium	3.7
France	3.5
Guernsey	2.2
Italy	1.8
Jersey	1.6
Cayman Islands	0.9
Finland	0.7
Isle of Man	0.4
Brazil	—
Australia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	08/27/21	463	221	3.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	2,757	2,623	—	5,380
Utilities	182	130	—	312
Industrials	—	182	—	182
Health Care	—	68	—	68
Consumer Discretionary	—	2	—	2
Investment Companies	—	669	—	669
Short Term Investments	55	—	—	55
	2,994	3,674	—	6,668

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.7%
Information Technology 29.4%
Accenture Public Limited Company - Class A	9	2,490
Adobe Inc. (a)	7	2,449
ANSYS, Inc. (a)	1	294
Apple Inc.	94	12,903
Applied Materials, Inc.	12	1,133
Automatic Data Processing, Inc.	6	1,251
Booz Allen Hamilton Holding Corporation - Class A	2	172
Cadence Design Systems Inc. (a)	4	579
CDW Corp.	2	302
Cisco Systems, Inc.	59	2,508
Cognex Corp.	2	107
Dell Technology Inc. - Class C	4	175
Flex Ltd. (a)	7	95
Global Payments Inc.	4	442
Hewlett Packard Enterprise Company	19	250
HP Inc.	15	487
International Business Machines Corporation	13	1,797
Keysight Technologies, Inc. (a)	3	355
Lam Research Corp.	2	842
Microsoft Corporation	97	24,916
Motorola Solutions Inc.	2	489
NVIDIA Corporation	35	5,375
Palo Alto Networks, Inc. (a)	1	693
Paychex Inc.	5	520
Paypal Holdings, Inc. (a)	16	1,141
Salesforce.Com, Inc. (a)	14	2,322
Seagate Technology Holdings Public Limited Company	3	198
Synopsys Inc. (a)	2	660
TE Connectivity Ltd. (b)	5	518
Trimble Inc. (a)	3	201
Twilio Inc. - Class A (a)	2	206
Visa Inc. - Class A	23	4,589
VMware, Inc. - Class A	3	326
Western Digital Corporation (a)	5	204
Workday, Inc. - Class A (a)	3	393
Zebra Technologies Corp. - Class A (a)	1	218
		71,600
Health Care 15.0%
Agilent Technologies, Inc.	4	508
Align Technology, Inc. (a)	1	239
AmerisourceBergen Corporation	2	302
Amgen Inc.	8	1,840
Anthem, Inc.	3	1,646
Biogen Inc. (a)	2	423
BioMarin Pharmaceutical Inc. (a)	3	221
Bio-Rad Laboratories, Inc. - Class A (a)	—	153
Bio-Techne Corporation	1	196
Bristol-Myers Squibb Company	30	2,321
Bruker Corp.	1	82
Cardinal Health, Inc.	4	194
Charles River Laboratories International Inc. (a)	1	155
Chemed Corporation	—	90
Cigna Holding Company	5	1,192
Cooper Cos. Inc.	1	222
CVS Health Corporation	19	1,719
Danaher Corporation	9	2,323
DaVita Inc. (a)	1	68
Dentsply Sirona Inc.	3	110
Edwards Lifesciences Corporation (a)	9	843
Gilead Sciences, Inc.	18	1,097
Henry Schein Inc. (a)	2	151
Humana Inc.	2	844
IDEXX Laboratories, Inc. (a)	1	414
Illumina, Inc. (a)	2	410
IQVIA Inc. (a)	3	585
Jazz Pharmaceuticals Public Limited Company (a)	1	136
Laboratory Corporation of America Holdings	1	304
McKesson Corporation	2	675
Medtronic Public Limited Company	19	1,704
Mettler-Toledo International Inc. (a)	—	370
PerkinElmer Inc.	2	249
Quest Diagnostics Incorporated	2	216
Regeneron Pharmaceuticals, Inc. (a)	2	909
Repligen Corporation (a)	1	117
ResMed Inc.	2	437
Thermo Fisher Scientific Inc.	6	3,011
UnitedHealth Group Incorporated	13	6,824
Veeva Systems Inc. - Class A (a)	2	386
Vertex Pharmaceuticals Incorporated (a)	4	1,015
Waters Corp. (a)	1	278
West Pharmaceutical Services Inc.	1	318
Zoetis Inc. - Class A	7	1,153
		36,450
Financials 10.8%
AFLAC Incorporated	8	463
American Express Company	9	1,193
AON Public Limited Company - Class A	3	813
Berkshire Hathaway Inc. - Class B (a)	26	6,994
BlackRock, Inc.	2	1,236
CME Group Inc. - Class A	5	1,048
Discover Financial Services	4	379
Everest Re Group, Ltd.	1	158
FactSet Research Systems Inc.	1	211
Fifth Third Bancorp	10	326
Franklin Resources Inc.	4	91
Huntington Bancshares Incorporated	20	240
Intercontinental Exchange, Inc.	8	739
Lincoln National Corporation	2	110
Loews Corp.	3	166
MarketAxess Holdings Inc.	1	139
Marsh & McLennan Companies, Inc.	7	1,098
MetLife, Inc.	10	610
Moody's Corp.	2	620
Morgan Stanley	20	1,505
MSCI Inc. - Class A	1	469
NASDAQ Inc.	2	249
Principal Financial Group, Inc.	3	228
Prudential Financial Inc.	5	511
Regions Financial Corporation	13	249
S&P Global Inc.	5	1,655
SEI Investments Co.	1	77
State Street Corporation	5	316
Synchrony Financial	7	192
T. Rowe Price Group, Inc.	3	367
The Allstate Corporation	4	485
The Carlyle Group, Inc.	2	67
The Hartford Financial Services Group, Inc.	5	305
The PNC Financial Services Group, Inc.	6	930
The Travelers Companies, Inc.	3	578
Tradeweb Markets Inc. - Class A	1	100
Truist Financial Corporation	19	890
Voya Financial, Inc.	1	89
Willis Towers Watson Public Limited Company	2	318
		26,214
Consumer Discretionary 9.9%
Advance Auto Parts, Inc.	1	155
Airbnb, Inc. - Class A (a)	5	480
Aptiv PLC (a)	4	339
AutoNation, Inc. (a)	—	55
AutoZone, Inc. (a)	—	606
Bath & Body Works, Inc.	3	89
Best Buy Co., Inc.	3	188
BorgWarner Inc.	4	120
Bright Horizons Family Solutions Inc. (a)	1	68
Burlington Stores Inc. (a)	1	130
Capri Holdings Limited (a)	2	90
CarMax Inc. (a)	2	199
Carnival Plc (a) (c)	12	100
Chipotle Mexican Grill Inc. (a)	—	520
D.R. Horton, Inc.	5	301
Darden Restaurants Inc.	2	199
Deckers Outdoor Corp. (a)	—	104
Dollar Tree Inc. (a)	3	495

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
eBay Inc.	8	325
ETSY, Inc. (a)	2	132
Five Below, Inc. (a)	1	85
Floor & Decor Holdings Inc. - Class A (a)	2	96
GameStop Corp. - Class A (a) (c)	1	108
Gentex Corp.	3	86
Genuine Parts Co.	2	266
Hasbro, Inc.	2	149
Hilton Worldwide Holdings Inc.	4	438
Kohl's Corporation	2	59
Las Vegas Sands Corp. (a)	5	166
Lear Corporation	1	103
Lennar Corporation - Class A	4	259
Lennar Corporation - Class B	—	14
Lithia Motors Inc. - Class A	—	117
LKQ Corporation	4	173
Lowe`s Companies, Inc.	9	1,634
Lululemon Athletica Inc. (a)	2	453
Macy's, Inc.	4	74
Marriott International, Inc. - Class A	4	533
McDonald's Corporation	10	2,586
MercadoLibre S.R.L (a)	1	421
Mohawk Industries Inc. (a)	1	95
Newell Brands Inc.	5	97
NIKE, Inc. - Class B	18	1,836
NVR, Inc. (a)	—	164
O'Reilly Automotive, Inc. (a)	1	589
Penske Automotive Group, Inc.	—	49
Pool Corporation	1	204
Pulte Homes Inc.	4	141
RH (a)	—	56
Ross Stores Inc.	5	348
Royal Caribbean Cruises Ltd.	3	112
Service Corp. International	2	154
Starbucks Corporation	16	1,236
Tapestry Inc.	3	105
The Home Depot, Inc.	15	4,013
TJX Cos. Inc.	17	923
Tractor Supply Co.	2	302
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	284
VF Corp.	4	196
Whirlpool Corporation	1	129
Williams-Sonoma Inc.	1	106
Yum! Brands, Inc.	4	461
		24,115
Communication Services 7.6%
AMC Entertainment Holdings, Inc. - Class A (a) (c)	7	96
AT&T Inc.	101	2,125
Booking Holdings Inc. (a)	1	1,000
Cable One, Inc.	—	93
Charter Communications, Inc. - Class A (a)	2	774
Comcast Corporation - Class A	63	2,484
Dish Network Corporation - Class A (a)	4	68
Electronic Arts Inc.	4	486
Expedia Group, Inc. (a)	2	207
Fox Corporation - Class A	5	145
Fox Corporation - Class B	2	56
Interpublic Group of Cos. Inc.	6	156
Liberty Broadband Corp. - Series A (a)	—	20
Liberty Broadband Corp. - Series C (a)	2	217
Liberty Media Corporation - Series A (a)	—	20
Liberty Media Corporation - Series C (a)	3	187
Liberty SiriusXM Group - Series A (a)	1	43
Liberty SiriusXM Group - Series C (a)	2	78
Lumen Technologies Inc.	13	144
Match Group Holdings II, LLC (a)	4	288
Netflix, Inc. (a)	6	1,107
News Corporation - Class A	5	83
News Corporation - Class B	2	29
Omnicom Group Inc.	3	184
Pinterest, Inc. - Class A (a)	8	150
Sirius XM Holdings Inc. (c)	12	73
Snap Inc. - Class A (a)	15	200
Take-Two Interactive Software Inc. (a)	2	270
T-Mobile US, Inc. (a)	8	1,117
Twitter, Inc. (a)	11	400
Verizon Communications Inc.	59	3,018
ViacomCBS Inc. - Class B	9	218
Walt Disney Co. (a)	26	2,435
Warner Bros. Discovery, Inc. - Series A (a)	31	422
Zillow Group, Inc. - Class A (a)	1	18
Zillow Group, Inc. - Class C (a)	2	73
		18,484
Consumer Staples 7.5%
Brown-Forman Corp. - Class A	1	58
Brown-Forman Corp. - Class B	3	184
Campbell Soup Company	3	136
Church & Dwight Co. Inc.	3	317
Colgate-Palmolive Co.	12	953
Constellation Brands, Inc. - Class A	2	538
Costco Wholesale Corporation	6	3,008
Dollar General Corporation	3	798
General Mills, Inc.	9	648
Kimberly-Clark Corporation	5	641
Molson Coors Beverage Company - Class B	3	146
PepsiCo, Inc.	20	3,263
Performance Food Group, Inc. (a)	2	87
Procter & Gamble Co.	34	4,885
Sysco Corp.	7	607
Target Corporation	7	931
The Clorox Company	2	251
The Kroger Co.	9	443
US Foods Holding Corp. (a)	3	95
Walgreens Boots Alliance, Inc.	10	384
		18,373
Industrials 7.4%
Allegion Public Limited Company	1	113
AMERCO	—	67
Avis Budget Group, Inc. (a)	—	70
C.H. Robinson Worldwide, Inc.	2	189
Carrier Global Corporation	12	429
Cintas Corp.	1	461
Copart Inc. (a)	3	333
CSX Corp.	31	888
Cummins Inc.	2	387
Deere & Company	4	1,188
Delta Air Lines, Inc. (a)	9	264
Eaton Corporation Public Limited Company	6	716
Emerson Electric Co.	8	674
Expeditors International of Washington Inc.	2	226
Fastenal Co.	8	405
FedEx Corporation	3	758
Illinois Tool Works Inc.	4	727
JB Hunt Transport Services Inc.	1	192
Johnson Controls International Public Limited Company	10	475
Knight-Swift Transportation Holdings Inc. - Class A	2	105
Masco Corporation	3	174
Norfolk Southern Corporation	3	772
Old Dominion Freight Line Inc.	1	328
Owens Corning Inc.	1	96
Republic Services Inc.	3	394
Robert Half International Inc.	2	117
Rockwell Automation Inc.	2	330
Rollins Inc.	3	111
Roper Technologies, Inc.	1	596
Sensata Technologies Holding PLC	2	86
Tetra Tech, Inc.	1	101
Toro Co.	1	111
Trane Technologies Public Limited Company	3	431
TransUnion	3	223
Union Pacific Corporation	9	1,896
United Parcel Service Inc. - Class B	10	1,898
United Rentals Inc. (a)	1	242
Verisk Analytics, Inc.	2	386
Waste Management, Inc.	5	825
Watsco Inc.	—	110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Xylem Inc.	3	205
		18,099
Real Estate 5.4%
Alexandria Real Estate Equities, Inc.	2	304
American Tower Corporation	7	1,680
AvalonBay Communities, Inc.	2	386
Boston Properties Inc.	2	183
Camden Property Trust	1	200
CBRE Group, Inc. - Class A (a)	5	342
Crown Castle International Corp.	6	1,026
Digital Realty Trust Inc.	4	527
Duke Realty Corp.	5	302
Equinix, Inc.	1	840
Equity Residential	5	355
Essex Property Trust Inc.	1	246
Extra Space Storage Inc.	2	325
Federal Realty Investment Trust	1	98
Healthpeak Properties, Inc.	8	202
Host Hotels & Resorts, Inc.	10	159
Iron Mountain Incorporated	4	204
Jones Lang LaSalle Incorporated (a)	1	117
Kilroy Realty Corporation	1	74
Kimco Realty Corporation	9	177
Lamar Advertising Co. - Class A	1	107
Mid-America Apartment Communities, Inc.	2	285
ProLogis Inc.	10	1,229
Public Storage	2	680
Realty Income Corporation	9	583
Regency Centers Corp.	2	130
SBA Communications Corporation	2	486
Simon Property Group, Inc.	5	444
STORE Capital Corp.	4	98
UDR, Inc.	4	194
Ventas, Inc.	6	292
Vornado Realty Trust	2	69
W.P. Carey Inc.	3	228
Welltower Inc.	6	530
Weyerhaeuser Company	3	114
		13,216
Materials 2.7%
Air Products and Chemicals, Inc.	3	748
Amcor Plc	21	264
AptarGroup, Inc.	1	94
Avery Dennison Corporation	1	176
Ball Corporation	4	305
Berry Global Group, Inc. (a)	2	103
Crown Holdings Inc.	2	156
Eastman Chemical Co.	2	168
International Flavors & Fragrances Inc.	4	426
Linde Public Limited Company	7	2,049
LyondellBasell Industries N.V. - Class A	4	322
Newmont Corporation	11	671
Packaging Corporation of America	1	178
PPG Industries, Inc.	3	381
Reliance Steel & Aluminum Co.	1	153
Royal Gold Inc.	1	101
Sealed Air Corporation	2	121
Westrock Company, Inc.	4	151
		6,567
Energy 2.5%
Baker Hughes, a GE Company, LLC - Class A	13	384
Cheniere Energy, Inc.	3	448
Devon Energy Corporation	2	112
Halliburton Company	13	395
Hess Corporation	4	415
Kinder Morgan, Inc.	28	465
Marathon Petroleum Corporation	8	633
ONEOK, Inc.	6	345
Ovintiv Canada ULC	4	165
Phillips 66	7	560
Schlumberger Ltd.	20	717
Targa Resources Corp	3	197
Texas Pacific Land Corporation	—	129
The Williams Companies, Inc.	17	542
Valero Energy Corporation	6	606
		6,113
Utilities 1.5%
Alliant Energy Corporation	4	212
AVANGRID, Inc.	1	46
CenterPoint Energy, Inc.	9	269
CMS Energy Corp.	4	275
Consolidated Edison, Inc.	5	477
DTE Energy Company	1	119
Eversource Energy	5	413
Exelon Corporation	14	621
Sempra Energy	4	672
Xcel Energy Inc.	8	547
		3,651
Total Common Stocks (cost $269,840)		242,882
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	207	207
Total Short Term Investments (cost $207)		207
Total Investments 99.8% (cost $270,047)		243,089
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net 0.2%		544
Total Net Assets 100.0%		243,625

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Morningstar U.S. Sustainability Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	676	97	608	4	(48)	(117)	—	—

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/14/19	597	518	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	September 2022	938	(8)	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	242,882	—	—	242,882
Short Term Investments	207	—	—	207
	243,089	—	—	243,089
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.0%
Information Technology 28.9%
Adobe Inc. (a)	54	19,823
Blackbaud, Inc. (a)	211	12,247
Guidewire Software, Inc. (a)	273	19,400
Intel Corporation	552	20,638
KLA-Tencor Corp.	34	10,957
Lam Research Corp.	45	19,375
Microchip Technology Incorporated	164	9,511
Microsoft Corporation	84	21,482
Salesforce.Com, Inc. (a)	116	19,174
ServiceNow, Inc. (a)	44	20,888
Teradyne Inc.	212	19,013
The Western Union Company	1,345	22,144
Tyler Technologies Inc. (a)	60	19,865
Workday, Inc. - Class A (a)	71	9,965
		244,482
Industrials 17.3%
3M Company	163	21,041
CoStar Group, Inc. (a)	191	11,564
Emerson Electric Co.	253	20,131
Equifax Inc.	111	20,207
Honeywell International Inc.	59	10,209
Masco Corporation	421	21,280
Rockwell Automation Inc.	53	10,598
The Boeing Company (a)	146	20,011
TransUnion	136	10,877
		145,918
Health Care 15.1%
Biogen Inc. (a)	113	23,007
Gilead Sciences, Inc.	391	24,190
Medtronic Public Limited Company	231	20,773
Merck & Co., Inc.	158	14,380
Veeva Systems Inc. - Class A (a)	122	24,252
Zimmer Biomet Holdings, Inc.	199	20,916
		127,518
Financials 10.9%
Berkshire Hathaway Inc. - Class B (a)	37	10,103
BlackRock, Inc.	34	20,944
Intercontinental Exchange, Inc.	113	10,598
State Street Corporation	165	10,202
T. Rowe Price Group, Inc.	86	9,782
The Charles Schwab Corporation	174	10,982
Wells Fargo & Company	501	19,604
		92,215
Consumer Discretionary 8.4%
Amazon.com, Inc. (a)	172	18,264
ETSY, Inc. (a)	215	15,714
MercadoLibre S.R.L (a)	24	15,453
Polaris Industries Inc.	218	21,613
		71,044
Consumer Staples 7.8%
Campbell Soup Company	286	13,764
Constellation Brands, Inc. - Class A	55	12,770
Kellogg Co.	369	26,318
Philip Morris International Inc.	135	13,319
		66,171
Communication Services 7.1%
Alphabet Inc. - Class A (a)	9	20,496
Comcast Corporation - Class A	267	10,465
Facebook, Inc. - Class A (a)	115	18,514
Walt Disney Co. (a)	106	10,048
		59,523
Materials 3.5%
Compass Minerals International, Inc.	214	7,576
Ecolab Inc.	144	22,118
		29,694
Total Common Stocks (cost $955,396)		836,565
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund, 1.02% (b) (c)	6,728	6,728
Total Short Term Investments (cost $6,728)		6,728
Total Investments 99.8% (cost $962,124)		843,293
Other Derivative Instruments (0.0)%		(70)
Other Assets and Liabilities, Net 0.2%		1,664
Total Net Assets 100.0%		844,887

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	46	September 2022	8,692	(70)	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	836,565	—	—	836,565
Short Term Investments	6,728	—	—	6,728
	843,293	—	—	843,293
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	23	—	—	23
	23	—	—	23

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 55.9%
Financials 31.6%
American Express Company
2.04%, (SOFR + 0.93%), 03/04/25 (a)	7,040	6,969
Bank of America Corporation
1.97%, (SOFR + 1.10%), 04/25/25 (a)	9,995	9,910
Capital One Financial Corporation
1.96%, (3 Month USD LIBOR + 0.72%), 01/30/23 (a)	560	558
2.29%, (SOFR + 1.35%), 05/09/25 (a)	5,798	5,714
Capital One, National Association
2.19%, (3 Month USD LIBOR + 0.82%), 08/08/22 (a)	1,130	1,130
Caterpillar Financial Services Corporation
1.13%, (SOFR + 0.15%), 11/17/22 (a)	3,070	3,067
1.49%, (SOFR + 0.27%), 09/13/24 (a)	4,071	3,994
Citigroup Inc.
2.54%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	9,591	9,508
John Deere Capital Corporation
2.18%, (3 Month USD LIBOR + 0.55%), 06/07/23 (a)	460	458
0.83%, (SOFR + 0.12%), 07/10/23 (a)	2,000	1,986
0.91%, (SOFR + 0.20%), 10/11/24 (a)	3,507	3,437
JPMorgan Chase & Co.
2.05%, (SOFR + 0.58%), 06/23/25 (a)	9,680	9,458
Morgan Stanley
1.47%, (SOFR + 0.63%), 01/24/25 (a)	9,845	9,611
National Rural Utilities Cooperative Finance Corporation
1.35%, (SOFR + 0.40%), 08/07/23 (a)	1,690	1,683
1.09%, (SOFR + 0.33%), 10/18/24 (a)	6,000	5,924
Protective Life Global Funding
2.48%, (SOFR + 0.98%), 03/28/25 (a) (b)	2,375	2,367
Royal Bank of Canada
1.40%, (3 Month USD LIBOR + 0.36%), 01/17/23 (a) (c)	1,490	1,486
1.24%, (SOFR + 0.44%), 01/21/25 (a)	1,940	1,903
The Bank of New York Mellon Corporation
2.29%, (3 Month USD LIBOR + 1.05%), 10/30/23 (a)	2,000	2,000
1.01%, (SOFR + 0.20%), 10/25/24 (a)	3,553	3,484
The Goldman Sachs Group, Inc.
3.20%, (3 Month USD LIBOR + 1.60%), 11/29/23 (a)	9,720	9,777
The Toronto-Dominion Bank
1.33%, (SOFR + 0.48%), 01/27/23 (a) (c)	1,781	1,777
Toyota Motor Credit Corporation
2.17%, (SOFR + 0.65%), 12/29/23 (a)	4,885	4,883
2.09%, (SOFR + 0.62%), 03/22/24 (a)	1,890	1,884
Truist Bank
0.96%, (SOFR + 0.20%), 01/17/24 (a)	3,705	3,651
Truist Financial Corporation
1.58%, (SOFR + 0.40%), 06/09/25 (a)	5,729	5,556
Wells Fargo & Company
2.47%, (3 Month USD LIBOR + 1.23%), 10/31/23 (a)	7,890	7,899
		120,074
Health Care 5.6%
AbbVie Inc.
2.15%, (3 Month USD LIBOR + 0.65%), 11/21/22 (a)	8,575	8,565
Baxter International Inc.
1.31%, (SOFR + 0.26%), 12/01/23 (a)	4,425	4,378
Roche Holdings, Inc.
1.76%, (SOFR + 0.56%), 03/10/25 (a) (b)	4,825	4,773
Thermo Fisher Scientific Inc.
1.15%, (SOFR + 0.39%), 10/18/23 (a)	3,435	3,391
		21,107
Communication Services 5.1%
AT&T Inc.
2.12%, (SOFR + 0.64%), 03/25/24 (a)	8,740	8,646
Comcast Corporation
9.46%, 11/15/22	2,336	2,392
Verizon Communications Inc.
1.97%, (SOFR + 0.50%), 03/22/24 (a)	8,285	8,172
		19,210
Utilities 4.7%
Duke Energy Corporation
1.45%, (SOFR + 0.25%), 06/10/23 (a)	4,546	4,505
Florida Power & Light Company
1.20%, (SOFR + 0.25%), 05/10/23 (a)	3,242	3,229
NextEra Energy Capital Holdings, Inc.
1.28%, (SOFR + 0.40%), 11/03/23 (a)	5,914	5,841
PPL Electric Utilities Corporation
1.81%, (SOFR + 0.33%), 06/24/24 (a)	445	436
Southern California Edison Company
1.56%, (SOFR + 0.47%), 12/02/22 (a)	3,915	3,911
		17,922
Consumer Discretionary 3.6%
Magallanes, Inc.
3.11%, (SOFR + 1.78%), 03/15/24 (a)	3,140	3,140
Starbucks Corporation
1.39%, (SOFR + 0.42%), 02/14/24 (a)	5,625	5,585
Volkswagen Group of America, Inc.
2.07%, (SOFR + 0.95%), 06/07/24 (a) (b)	4,935	4,915
		13,640
Real Estate 1.5%
Simon Property Group, L.P.
1.16%, (SOFR + 0.43%), 01/11/24 (a)	5,901	5,833
Industrials 1.4%
General Electric Capital Corporation
2.83%, (3 Month USD LIBOR + 1.00%), 03/15/23 (a)	4,390	4,375
Siemens Financieringsmaatschappij N.V.
1.94%, (SOFR + 0.43%), 03/11/24 (a) (b)	910	903
		5,278
Energy 1.2%
Enbridge Inc.
1.38%, (SOFR + 0.40%), 02/17/23 (a)	3,180	3,161
1.60%, (SOFR + 0.63%), 02/16/24 (a)	1,560	1,545
		4,706
Information Technology 0.7%
Analog Devices, Inc.
0.93%, (SOFR + 0.25%), 10/01/24 (a)	2,655	2,588
Consumer Staples 0.5%
GSK Consumer Healthcare Capital US LLC
2.37%, (SOFR + 0.89%), 03/24/24 (a) (b)	1,855	1,854
Total Corporate Bonds And Notes (cost $213,573)		212,212
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.6%
Ally Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.67%, 11/15/23	2,500	2,485
BMW Vehicle Owner Trust 2022-A
Series 2022-A2A-A, REMIC, 2.52%, 10/25/23	1,687	1,670
Canadian Pacer Auto Receivables Trust 2021-1
Series 2021-A2A-1A, 0.24%, 10/19/23	405	403
Capital One Multi-Asset Execution Trust
Series 2017-A5-A5, 1.90%, (1 Month USD LIBOR + 0.58%), 09/16/24 (a)	5,000	5,031
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.71%, 06/16/25	3,290	3,268
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	1,450	1,401
Citibank Credit Card Issuance Trust
Series 2017-A5-A5, 2.25%, (1 Month USD LIBOR + 0.62%), 04/22/24 (a)	4,000	4,012
DLLST 2022-1 LLC
Series 2022-A2-1A, 2.79%, 01/22/24	1,644	1,626
Ford Credit Auto Lease Trust 2022-A
Series 2022-A2A-A, 2.78%, 10/15/24	3,809	3,785
Ford Credit Auto Owner Trust 2022-B
Series 2022-A2A-B, 3.44%, 02/15/25	7,235	7,235
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A2-2, REMIC, 2.93%, 10/21/24	1,982	1,970

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A2-2, 2.52%, 05/16/25	145	144
GreatAmerica Financial Services Corporation
Series 2021-A2-2, 0.38%, 09/15/23	325	319
HPEFS Equipment Trust 2022-1
Series 2022-A2-1A, 1.02%, 09/20/23	825	812
Hyundai Auto Lease Securitization Trust 2022-B
Series 2022-A2A-B, REMIC, 3.41%, 12/15/23	1,328	1,310
Hyundai Auto Receivables Trust 2021-C
Series 2021-A2A-C, 0.36%, 06/15/23	1,315	1,299
Nissan Auto Lease Trust 2022-A
Series 2022-A2A-A, REMIC, 3.45%, 11/15/23	2,770	2,769
Santander Retail Auto Lease Trust 2022-A
Series 2022-A2-A, 0.97%, 02/20/24	1,611	1,578
Trillium Credit Card Trust II
Series 2021-A-2A, 1.15%, (SOFR 30-Day Average + 0.22%), 10/26/23 (a)	1,600	1,597
Verizon Owner Trust
Series 2019-A1B-C, 2.03%, (1 Month USD LIBOR + 0.42%), 11/21/22 (a)	101	101
Verizon Owner Trust 2020-A
Series 2020-A1A-A, 1.85%, 07/20/24	2,632	2,623
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,045	2,000
Volkswagen Auto Lease Trust 2022-A
Series 2022-A2-A, 3.02%, 01/20/24	6,260	6,205
World Omni Auto Receivables Trust 2020-C
Series 2020-A3-C, 0.48%, 11/17/25	2,449	2,401
World Omni Auto Receivables Trust 2022-B
Series 2022-A2A-B, 2.77%, 10/15/25	3,300	3,262
Total Non-U.S. Government Agency Asset-Backed Securities (cost $59,569)		59,306
GOVERNMENT AND AGENCY OBLIGATIONS 1.3%
U.S. Government Agency Obligations 1.3%
Federal Home Loan Bank of New York
0.07%, 08/25/22 (d)	985	982
Federal Home Loan Mortgage Corporation
0.13%, 07/25/22 (d)	1,820	1,818
0.38%, 04/20/23 (d)	900	882
Federal National Mortgage Association, Inc.
2.00%, 10/05/22 (d)	1,110	1,110
Total Government And Agency Obligations (cost $4,817)		4,792
SHORT TERM INVESTMENTS 34.6%
U.S. Treasury Bill 18.4%
Treasury, United States Department of
1.50%, 09/20/22 (e)	25,000	24,909
1.73%, 10/04/22 (e)	45,000	44,787
		69,696
Investment Companies 16.2%
JNL Government Money Market Fund, 1.02% (f) (g)	61,462	61,462
Total Short Term Investments (cost $131,177)		131,158
Total Investments 107.4% (cost $409,136)		407,468
Other Derivative Instruments (5.8)%		(22,154)
Other Assets and Liabilities, Net (1.6)%		(5,834)
Total Net Assets 100.0%		379,480

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $14,812 and 3.9% of the Fund.

(c) Convertible security.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	182	November 2022	11,422	(303)	(303)
Brent Crude	267	September 2022	27,910	(1,025)	(457)
Cattle Feeder	42	August 2022	3,555	60	90
Cocoa	175	September 2022	4,394	(52)	(299)
Coffee C	61	December 2022	5,407	41	(213)
Copper	256	December 2022	28,228	(414)	(4,410)
Corn	881	September 2022	32,251	(1,587)	(4,555)
Cotton No. 2	205	December 2022	12,226	138	(2,095)
Crude Oil, WTI	247	November 2022	24,709	(951)	(565)
Gasoline, RBOB	246	October 2022	35,180	(1,480)	(3,085)
Gold, 100 Oz.	308	August 2022	57,445	(318)	(1,781)
KC HRW Wheat	190	December 2022	10,981	(375)	(1,854)
Lead	79	November 2022	4,175	(500)	(409)
Lean Hogs	281	October 2022	10,720	(230)	(753)
Live Cattle	98	November 2022	5,514	(8)	(74)
Low Sulfur Gasoil	175	August 2022	22,117	(1,177)	(2,447)
Natural Gas	153	September 2022	12,335	(1,684)	(4,085)
New York Harbor ULSD	173	August 2022	31,351	(899)	(3,518)
Nickel	61	November 2022	9,221	(895)	(895)
Palladium	12	September 2022	2,451	(37)	(152)
Platinum	100	October 2022	4,814	(65)	(337)
Silver	125	September 2022	13,677	(241)	(957)
Soybean	170	November 2022	13,081	(178)	(688)
Soybean Meal	433	December 2022	17,301	(32)	309

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Soybean Oil	227	December 2022	10,314	(339)	(1,535)
Sugar No. 11	344	December 2022	7,431	(5)	(304)
Wheat	161	December 2022	8,701	(348)	(1,451)
Zinc	232	November 2022	20,511	(2,308)	(2,301)
				(15,212)	(39,124)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	212,212	—	212,212
Non-U.S. Government Agency Asset-Backed Securities	—	59,306	—	59,306
Government And Agency Obligations	—	4,792	—	4,792
Short Term Investments	61,462	69,696	—	131,158
	61,462	346,006	—	407,468
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	399	—	—	399
	399	—	—	399
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(39,523)	—	—	(39,523)
	(39,523)	—	—	(39,523)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 19.8%
U.S. Government Agency Obligations 19.8%
Federal Farm Credit Banks Funding Corporation
1.90%, 07/19/22 (a)	900	900
Federal Home Loan Mortgage Corporation
0.38%, 05/05/23 (a)	500	489
Federal National Mortgage Association, Inc.
2.00%, 10/05/22 (a)	900	900
FHLBanks Office of Finance
0.13%, 08/12/22 (a)	450	449
Total Government And Agency Obligations (cost $2,744)		2,738
CORPORATE BONDS AND NOTES 17.3%
Financials 8.1%
American Express Company
1.11%, (SOFR + 0.23%), 11/03/23 (b)	55	55
2.04%, (SOFR + 0.93%), 03/04/25 (b)	205	203
Bank of America Corporation
1.97%, (SOFR + 1.10%), 04/25/25 (b)	170	169
Citigroup Inc.
2.13%, (3 Month USD LIBOR + 0.95%), 07/24/23 (b)	170	170
JPMorgan Chase & Co.
2.05%, (SOFR + 0.58%), 06/23/25 (b)	195	190
Morgan Stanley
1.47%, (SOFR + 0.63%), 01/24/25 (b)	170	166
The Goldman Sachs Group, Inc.
3.20%, (3 Month USD LIBOR + 1.60%), 11/29/23 (b)	170	171
		1,124
Communication Services 3.7%
AT&T Inc.
2.12%, (SOFR + 0.64%), 03/25/24 (b)	170	168
Comcast Corporation
9.46%, 11/15/22	170	174
Verizon Communications Inc.
1.97%, (SOFR + 0.50%), 03/22/24 (b)	170	168
		510
Health Care 2.6%
Roche Holdings, Inc.
1.76%, (SOFR + 0.56%), 03/10/25 (b) (c)	200	198
Thermo Fisher Scientific Inc.
1.15%, (SOFR + 0.39%), 10/18/23 (b)	170	168
		366
Information Technology 1.4%
Analog Devices, Inc.
0.93%, (SOFR + 0.25%), 10/01/24 (b)	195	190
Real Estate 1.2%
Simon Property Group, L.P.
1.16%, (SOFR + 0.43%), 01/11/24 (b)	170	168
Industrials 0.3%
General Electric Capital Corporation
2.83%, (3 Month USD LIBOR + 1.00%), 03/15/23 (b)	40	40
Total Corporate Bonds And Notes (cost $2,425)		2,398
SHORT TERM INVESTMENTS 83.0%
U.S. Treasury Bill 57.6%
Treasury, United States Department of
0.74%, 07/28/22 (d)	1,595	1,594
0.95%, 09/01/22 (d)	1,595	1,591
1.91%, 10/18/22 (d)	1,600	1,590
1.14%, 10/20/22 (d)	1,605	1,595
2.43%, 12/22/22 (d)	1,610	1,591
		7,961
Investment Companies 25.4%
JNL Government Money Market Fund, 1.02% (e) (f)	3,506	3,506
Total Short Term Investments (cost $11,472)		11,467
Total Investments 120.1% (cost $16,641)		16,603
Other Derivative Instruments (0.8)%		(117)
Other Assets and Liabilities, Net (19.3)%		(2,663)
Total Net Assets 100.0%		13,823

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $198 and 1.4% of the Fund.

(d) The coupon rate represents the yield to maturity.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Bitcoin	4	August 2022	413	(29)	(38)
Gold, 100 Oz.	70	August 2022	13,100	(71)	(449)
Palladium	2	September 2022	406	(6)	(23)
Platinum	7	October 2022	339	(5)	(25)
Silver	3	September 2022	329	(6)	(23)
				(117)	(558)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Government And Agency Obligations	—	2,738	—	2,738
Corporate Bonds And Notes	—	2,398	—	2,398
Short Term Investments	3,506	7,961	—	11,467
	3,506	13,097	—	16,603
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(558)	—	—	(558)
	(558)	—	—	(558)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 52.8%
Mortgage-Backed Securities 27.1%
Federal Home Loan Mortgage Corporation
2.50%, 05/01/51 - 04/01/52	3,672	3,309
3.00%, 12/01/51 - 04/01/52	2,270	2,118
4.00%, 07/01/52 (a)	825	814
4.00%, 07/01/52	1,000	988
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 03/01/52	5,502	5,152
3.00%, 05/01/51 - 07/15/52 (a)	34,295	31,926
3.50%, 05/01/51 - 06/01/52	3,740	3,604
2.50%, 08/01/51 - 05/01/52	12,464	11,232
TBA, 2.50%, 07/15/52 (a)	11,550	10,381
TBA, 3.50%, 07/15/52 (a)	30,250	29,081
TBA, 4.00%, 07/15/52 (a)	24,575	24,226
TBA, 4.50%, 07/15/52 (a)	18,370	18,437
TBA, 5.00%, 07/15/52 (a)	16,440	16,771
Government National Mortgage Association
TBA, 2.50%, 07/15/52 (a)	7,695	7,038
TBA, 3.00%, 07/15/52 (a)	7,385	6,958
TBA, 3.50%, 07/15/52 (a)	8,625	8,377
TBA, 4.00%, 07/15/52 (a)	4,965	4,941
TBA, 4.50%, 07/15/52 (a)	5,030	5,103
TBA, 5.00%, 07/15/52 (a)	2,180	2,233
		192,689
U.S. Treasury Note 9.5%
Treasury, United States Department of
0.38%, 10/31/23	11,855	11,453
0.50%, 03/31/25	5,000	4,666
1.63%, 02/15/26 - 05/15/31	14,440	13,201
0.88%, 06/30/26	12,315	11,303
1.25%, 03/31/28 - 08/15/31	20,155	17,851
2.88%, 08/15/28	9,120	9,009
		67,483
U.S. Treasury Bond 5.8%
Treasury, United States Department of
4.38%, 02/15/38	1,475	1,716
1.13%, 05/15/40	2,500	1,740
4.25%, 11/15/40	2,445	2,761
2.38%, 02/15/42 - 05/15/51	6,325	5,350
3.25%, 05/15/42	3,755	3,665
2.75%, 08/15/42	7,315	6,555
3.13%, 02/15/43	3,460	3,285
2.88%, 11/15/46 - 05/15/52	8,770	8,131
1.88%, 02/15/51	11,115	8,338
		41,541
Collateralized Mortgage Obligations 5.5%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 2.83%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	1,968
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 4.43%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	2,937
Federal Home Loan Mortgage Corporation
Interest Only, Series 2021-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,589
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	763
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	2,198
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	396
Series 2018-M2-HQA1, REMIC, 3.92%, (1 Month USD LIBOR + 2.30%), 09/25/30 (b)	2,107	2,093
Series 2022-M2-DNA2, REMIC, 4.68%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	2,937	2,649
Series 2022-M2-HQA1, REMIC, 6.18%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,288
Series 2022-M1B-DNA3, REMIC, 3.48%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	859
Interest Only, Series SP-4150, REMIC, 4.83%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (b)	1,797	268
Interest Only, Series SA-4456, REMIC, 4.83%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (b)	1,175	169
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,328	451
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,357	435
Interest Only, Series C24-418, 4.00%, 08/01/43	2,857	478
Series 2017-1M2-C03, REMIC, 4.62%, (1 Month USD LIBOR + 3.00%), 10/25/29 (b)	2,864	2,917
Series 2017-2M2-C06, REMIC, 4.42%, (1 Month USD LIBOR + 2.80%), 02/25/30 (b)	3,514	3,562
Series 2017-1M2-C07, REMIC, 4.02%, (1 Month USD LIBOR + 2.40%), 05/28/30 (b)	520	525
Series 2018-1M2-C01, REMIC, 3.87%, (1 Month USD LIBOR + 2.25%), 07/25/30 (b)	1,723	1,736
Series 2018-2M2-C02, REMIC, 3.82%, (1 Month USD LIBOR + 2.20%), 08/26/30 (b)	1,174	1,158
Series 2018-2M2-C04, REMIC, 4.17%, (1 Month USD LIBOR + 2.55%), 12/26/30 (b)	2,438	2,411
Series 2018-1M2-C05, REMIC, 3.97%, (1 Month USD LIBOR + 2.35%), 01/27/31 (b)	2,615	2,589
Interest Only, Series 2019-DS-49, REMIC, 4.53%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (b)	2,024	304
Interest Only, Series 2013-SY-72, REMIC, 5.14%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (b)	2,161	311
Interest Only, Series 2018-ST-18, REMIC, 4.48%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (b)	2,261	312
Interest Only, Series 2016-HS-31, REMIC, 4.38%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (b)	1,545	232
Interest Only, Series 2016-SA-62, REMIC, 4.38%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (b)	2,255	350
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	4,106	753
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 4.60%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (b)	2,044	250
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	6,015	677
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	5,309	707
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,887	409
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	4,894	626
		39,370
Sovereign 3.9%
Angola, Government of
8.00%, 11/26/29 (c)	335	266
9.38%, 05/08/48 (c)	1,585	1,155
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (c)	1,145	281
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	7,879	1,821
3.00%, 01/15/34	1,190	960
6.90%, 08/12/37, PEN	3,338	790
Dominican Republic International Bond
6.85%, 01/27/45 (c)	1,200	959
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	550	548
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (c) (d)	285	183
1.00%, 07/31/35 (c) (d)	360	172
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	33,217	1,523
3.50%, 02/12/34	1,130	927
4.40%, 02/12/52	1,130	836
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	331
Government of the Republic of Panama
2.25%, 09/29/32	655	508
3.30%, 01/19/33 (e)	270	230
Government of the Sultanate of Oman
6.25%, 01/25/31 (c)	475	458
7.00%, 01/25/51 (c)	770	679
Koztarsasagi Elnoki Hivatal
3.00%, 10/27/27, HUF	157,640	324
3.25%, 10/22/31, HUF	402,690	739
Ministerul Finantelor Publice
3.63%, 03/27/32 (c) (e)	340	268
4.00%, 02/14/51 (c)	360	235
Ministry of Diwan Amiri Affairs
4.40%, 04/16/50 (c)	385	366
Ministry of Finance of the Russian Federation
0.00%, 07/23/31 - 05/10/34, RUB (f) (g)	123,608	191
Nigeria, Federal Government of
7.88%, 02/16/32 (c)	435	304
7.63%, 11/28/47 (c)	380	228
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	283
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	477	25
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	1,060	831
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/31, BRL	5,144	841
Presidencia de la República de Colombia
3.00%, 01/30/30	300	226
7.00%, 06/30/32, COP	5,552,200	993
5.00%, 06/15/45	265	173
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	44
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (f) (g) (h) (i)	1,719	139
Romania, Government of
3.00%, 02/14/31 (i)	852	661
4.00%, 02/14/51 (i)	712	465
Saudi Arabia, Government of
3.75%, 01/21/55 (c)	335	274
South Africa, Parliament of
8.00%, 01/31/30, ZAR	14,224	760
8.50%, 01/31/37, ZAR	6,558	319
5.65%, 09/27/47	505	345
5.75%, 09/30/49	280	191
The Arab Republic of Egypt
14.48%, 04/06/26, EGP	5,523	283
5.88%, 02/16/31 (c)	200	125
8.50%, 01/31/47 (c)	880	524
7.50%, 02/16/61 (c)	1,050	588
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	3,453,000	228
6.50%, 02/15/31, IDR	30,000,000	1,919
4.63%, 04/15/43 (c)	1,095	990
Turkiye Cumhuriyeti Basbakanlik
11.70%, 11/13/30, TRY	11,640	491
		27,432
Municipal 0.6%
Gilbert, Town of
5.00%, 07/15/31	840	993
New York City Municipal Water Finance Authority
5.00%, 06/15/31	520	609
New York, City of
5.00%, 08/01/32 - 05/01/35	1,295	1,475
President and Fellows of Harvard College
5.00%, 11/15/32	1,050	1,259
		4,336
U.S. Treasury Inflation Indexed Securities 0.4%
Treasury, United States Department of
0.13%, 02/15/52 (j)	3,271	2,538
Treasury Inflation Indexed Securities 0.0%
Turkiye Cumhuriyeti Basbakanlik
1.50%, 06/18/25, TRY (j)	2,667	214
Total Government And Agency Obligations (cost $400,189)		375,603
CORPORATE BONDS AND NOTES 49.3%
Financials 11.3%
1MDB Global Investments Limited
4.40%, 03/09/23 (i)	1,000	968
ABN AMRO Bank N.V.
3.32%, 03/13/37 (c) (k)	1,400	1,124
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,450
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	1,305	1,157
Ally Financial Inc.
4.70%, (100, 05/15/26) (l)	830	650
5.75%, 11/20/25	270	266
American Express Company
3.55%, (100, 09/15/26) (l)	540	440
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	820	677
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	1,385	1,308
5.63%, 01/15/29 (c)	1,175	950
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (k) (l)	200	183
Banco do Brasil S.A
6.25%, (100, 04/15/24) (i) (l)	550	487
Banco Santander, S.A.
7.50%, (100, 02/08/24) (i) (k) (l)	800	783
Bank of America Corporation
4.30%, (100, 01/28/25) (l)	287	243
4.38%, (100, 01/27/27) (l)	920	763
5.13%, (100, 06/20/24) (l)	56	52
5.88%, (100, 03/15/28) (l)	330	294
6.13%, (100, 04/27/27) (l)	820	790
6.25%, (100, 09/05/24) (l)	467	453
1.84%, 02/04/25	2,680	2,585
2.48%, 09/21/36	2,775	2,158
Barclays PLC
4.38%, (100, 03/15/28) (k) (l)	2,065	1,585
BNP Paribas
4.50%, (100, 02/25/30) (c) (k) (l)	450	338
4.63%, (100, 02/25/31) (c) (l)	1,540	1,227
7.38%, (100, 08/19/25) (c) (k) (l)	342	341
Capital One Financial Corporation
3.95%, (100, 09/01/26) (l)	1,405	1,128
Citigroup Inc.
3.88%, (100, 02/18/26) (l)	225	187
4.00%, (100, 12/10/25) (l)	220	190
4.15%, (100, 11/15/26) (l)	935	748
4.70%, (100, 01/30/25) (l)	305	252
5.00%, (100, 09/12/24) (l)	403	354
3.29%, 03/17/26	1,550	1,501
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (l)	215	172
6.00%, (100, 07/06/23) (e) (l)	275	244
6.38%, (100, 04/06/24) (l)	368	322
Corebridge Financial, Inc.
4.35%, 04/05/42 (c)	835	713
Credit Suisse Group AG
5.10%, (100, 01/24/30) (c) (l)	265	193
5.25%, (100, 02/11/27) (c) (l)	950	736
6.38%, (100, 08/21/26) (c) (l)	307	255
9.75%, (100, 06/23/27) (c) (l)	970	985
3.09%, 05/14/32 (c)	1,860	1,488
Discover Financial Services
5.50%, (100, 10/30/27) (l)	1,326	1,037
Dresdner Bank AG
7.00%, (100, 04/09/25) (i) (l)	400	369

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
EG Global Finance PLC
4.38%, 02/07/25, EUR (i)	585	546
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (i) (l)	575	574
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (i)	165	188
4.25%, 06/01/28, GBP (i)	480	484
Fifth Third Bancorp
5.10%, (100, 06/30/23) (l)	547	457
Ford Motor Credit Company LLC
5.13%, 06/16/25	235	225
3.38%, 11/13/25	245	221
5.11%, 05/03/29	495	444
4.00%, 11/13/30	320	259
3.63%, 06/17/31	145	112
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (d) (m)	3,227	2,444
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	296
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	615	578
HSBC Holdings PLC
4.00%, (100, 03/09/26) (e) (k) (l)	450	378
4.70%, (100, 03/09/31) (e) (k) (l)	410	308
HUB International Limited
7.00%, 05/01/26 (c)	230	217
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (l)	475	447
5.70%, (100, 04/15/23) (l)	504	434
ING Groep N.V.
3.88%, (100, 05/16/27) (k) (l)	1,460	1,059
5.75%, (100, 11/16/26) (k) (l)	846	774
6.50%, (100, 04/16/25) (k) (l)	245	231
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (l)	200	165
4.60%, (100, 02/01/25) (l)	552	468
4.63%, (100, 11/01/22) (l)	459	398
1.56%, 12/10/25	2,065	1,935
Level 3 Financing Inc.
5.38%, 05/01/25	235	228
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	553
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	1,030	804
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (k) (l)	863	843
M&T Bank Corporation
3.50%, (100, 09/01/26) (l)	1,095	832
Morgan Stanley
2.48%, 09/16/36	2,775	2,131
MSCI Inc.
3.63%, 09/01/30 - 11/01/31 (c)	335	279
3.25%, 08/15/33 (c)	175	140
NatWest Group PLC
4.60%, (100, 06/28/31) (k) (l)	935	692
6.00%, (100, 12/29/25) (k) (l)	595	552
3.03%, 11/28/35 (k)	3,060	2,444
Nielsen Finance LLC
5.63%, 10/01/28 (c)	1,220	1,133
5.88%, 10/01/30 (c)	610	560
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (k) (l)	1,015	749
Onemain Finance Corporation
3.50%, 01/15/27	855	683
3.88%, 09/15/28	170	130
4.00%, 09/15/30 (e)	330	244
Outfront Media Capital Corporation
5.00%, 08/15/27 (c)	92	80
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (c)	720	724
Rassman, Joel H.
4.35%, 02/15/28	160	145
Royal Bank of Canada
3.38%, 04/14/25 (k)	1,025	1,010
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (i) (k) (l)	800	728
Societe Generale
4.75%, (100, 05/26/26) (c) (k) (l)	330	268
Springleaf Finance Corporation
6.88%, 03/15/25	905	855
7.13%, 03/15/26	615	573
Standard Chartered PLC
4.30%, (100, 08/19/28) (c) (k) (l)	1,180	862
Starwood Property Trust, Inc.
5.50%, 11/01/23 (c)	720	714
3.75%, 12/31/24 (c)	235	214
SVB Financial Group
4.25%, (100, 11/15/26) (l)	1,560	1,183
The Bank of New York Mellon Corporation
3.70%, (100, 03/20/26) (l)	143	127
3.75%, (100, 12/20/26) (l)	1,935	1,590
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (l)	1,617	1,261
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (l)	420	328
3.80%, (100, 05/10/26) (l)	200	158
4.13%, (100, 11/10/26) (l)	770	632
4.95%, (100, 02/10/25) (l)	225	204
5.50%, (100, 08/10/24) (l)	156	150
1.76%, 01/24/25	2,680	2,578
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (l)	1,555	1,185
5.00%, (100, 11/01/26) (l)	90	81
Truist Financial Corporation
4.93%, (3 Month USD LIBOR + 3.10%), (100, 09/15/22) (b) (l)	308	266
5.10%, (100, 03/01/30) (l)	1,180	1,074
U.S. Bancorp
3.70%, (100, 01/15/27) (l)	1,480	1,141
UBS Group AG
4.38%, (100, 02/10/31) (c) (l)	200	147
4.88%, (100, 02/12/27) (c) (l)	445	373
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (i) (k) (l)	1,066	1,033
UniCredit S.p.A.
8.00%, (100, 06/03/24) (i) (k) (l)	200	190
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (c)	440	388
Wells Fargo & Company
3.90%, (100, 03/15/26) (l)	810	698
5.90%, (100, 06/15/24) (l)	384	347
XP Inc.
3.25%, 07/01/26 (c)	390	344
		80,436
Communication Services 8.4%
Altice Financing S.A.
4.25%, 08/15/29, EUR (e) (i)	700	553
Altice France
4.13%, 01/15/29, EUR (i)	730	577
Altice France Holding S.A.
5.50%, 01/15/28 (c)	700	556
4.00%, 02/15/28, EUR (i)	100	71
Altice France S.A.
6.00%, 02/15/28 (c) (e)	2,735	1,886
AMC Networks, Inc.
4.25%, 02/15/29 (e)	335	272
AT&T Inc.
4.50%, 03/09/48	2,299	2,038
3.65%, 06/01/51	715	558
3.50%, 09/15/53	2,150	1,622
Banijay Entertainment
5.38%, 03/01/25 (c)	240	228
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	233
Cable One, Inc.
4.00%, 11/15/30 (c)	140	115
Cars.com Inc.
6.38%, 11/01/28 (c)	490	413

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CCO Holdings, LLC
5.00%, 02/01/28 (c)	385	354
4.75%, 03/01/30 (c)	825	706
4.50%, 08/15/30 (c)	905	756
4.25%, 02/01/31 (c)	760	624
4.75%, 02/01/32 (c)	1,105	910
4.50%, 05/01/32	175	142
4.50%, 06/01/33 (c)	180	143
4.25%, 01/15/34 (c)	335	259
CenturyLink, Inc.
7.50%, 04/01/24	685	679
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	1,496
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	128	108
Comcast Corporation
2.94%, 11/01/56	4,370	3,033
Commscope, Inc.
7.13%, 07/01/28 (c) (e)	1,150	874
4.75%, 09/01/29 (c)	600	481
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	515	412
6.50%, 10/01/28 (c)	480	408
CSC Holdings, LLC
7.50%, 04/01/28 (c)	200	169
5.75%, 01/15/30 (c)	3,000	2,183
4.63%, 12/01/30 (c)	955	640
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (c) (e)	194	179
DISH DBS Corporation
7.75%, 07/01/26	510	396
7.38%, 07/01/28	750	510
5.13%, 06/01/29	665	404
Dish Network Corporation
2.38%, 03/15/24 (e) (k)	740	656
3.38%, 08/15/26 (k)	350	236
Eircom Limited
3.50%, 05/15/26, EUR (i)	465	412
Frontier Communications Holdings, LLC
5.88%, 11/01/29	880	679
6.00%, 01/15/30 (c) (e)	415	321
8.75%, 05/15/30 (c)	320	324
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	455	410
5.00%, 05/01/28 (c)	355	303
6.75%, 05/01/29 (c)	525	432
iHeartCommunications, Inc.
6.38%, 05/01/26	285	264
Iliad Holding
5.63%, 10/15/28, EUR (i)	200	179
7.00%, 10/15/28 (c)	305	267
Lamar Media Corp.
3.63%, 01/15/31	140	115
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	805	692
3.63%, 01/15/29 (c)	535	411
3.75%, 07/15/29 (c)	150	116
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	335	320
5.63%, 03/15/26 (c)	730	694
6.50%, 05/15/27 (c)	1,070	1,052
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (i)	1,025	911
4.00%, 09/18/27, EUR (c)	200	178
Lumen Technologies Inc.
5.38%, 06/15/29 (c)	560	444
Match Group Holdings II, LLC
3.63%, 10/01/31 (c)	145	114
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	645	554
8.00%, 08/01/29 (c)	420	340
Netflix, Inc.
5.88%, 11/15/28	105	103
6.38%, 05/15/29	100	101
Northwest Fiber, LLC
4.75%, 04/30/27 (c)	770	639
6.00%, 02/15/28 (c) (e)	790	579
Paramount Global
6.38%, 03/30/62	2,130	1,902
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (e) (i)	555	508
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	445	384
Rogers Communications Inc.
3.80%, 03/15/32 (c)	740	678
4.55%, 03/15/52 (c)	2,060	1,817
Sirius XM Radio Inc.
3.13%, 09/01/26 (c)	765	684
5.00%, 08/01/27 (c)	110	102
5.50%, 07/01/29 (c)	1,495	1,372
4.13%, 07/01/30 (c)	1,865	1,557
3.88%, 09/01/31 (c)	315	251
Sprint Corporation
7.63%, 02/15/25	50	52
8.75%, 03/15/32	140	169
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	485	432
Telecom Italia S.p.A.
5.30%, 05/30/24 (c)	470	452
T-Mobile US, Inc.
2.25%, 02/15/26	770	694
3.38%, 04/15/29	335	293
4.50%, 04/15/50	1,775	1,571
3.40%, 10/15/52 (c)	2,365	1,744
United Group B.V.
4.00%, 11/15/27, EUR (i)	915	728
3.63%, 02/15/28, EUR (e) (i)	180	140
Verizon Communications Inc.
2.36%, 03/15/32	2,255	1,870
2.99%, 10/30/56	1,370	952
ViacomCBS Inc.
4.20%, 05/19/32	1,825	1,613
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	205	162
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	715	641
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (i)	585	574
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (c)	635	530
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (c)	765	554
Ziff Davis, Inc.
4.63%, 10/15/30 (c)	305	261
		59,521
Energy 6.7%
Antero Midstream Partners LP
5.75%, 01/15/28 (c)	1,310	1,193
5.38%, 06/15/29 (c)	370	332
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	850	793
8.25%, 12/31/28 (c)	295	284
5.88%, 06/30/29 (c) (e)	520	460
Bip-V Chinook
5.50%, 06/15/31 (c)	1,290	1,103
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (l)	2,835	2,481
Buckeye Partners, L.P.
5.85%, 11/15/43	180	129
5.60%, 10/15/44	725	507
Callon Petroleum Company
8.00%, 08/01/28 (c)	190	183
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (c)	295	290
Cheniere Energy, Inc.
4.50%, 10/01/29	555	496
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	1,672	1,501
5.88%, 01/15/30 (c)	1,000	865
CrownRock, L.P.
5.63%, 10/15/25 (c)	190	180
DCP Midstream Operating, LP
5.60%, 04/01/44	275	223
DCP Midstream, LP
5.85%, 05/21/43 (c)	130	109
DT Midstream, Inc.
4.13%, 06/15/29 (c)	1,050	893
Ecopetrol S.A.
5.88%, 05/28/45	345	236
Enbridge Inc.
2.50%, 02/14/25 (e)	1,370	1,317
Energy Transfer LP
6.63%, (100, 02/15/28) (l)	3,465	2,588
7.13%, (100, 05/15/30) (l)	4,615	3,969
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	1,577
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	206	198
7.50%, 06/01/27 - 06/01/30 (c)	330	317
6.50%, 07/01/27 (c)	405	377
5.50%, 07/15/28	1,015	879
4.50%, 01/15/29 (c)	235	191
4.75%, 01/15/31 (c) (e)	280	223
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	111
Genesis Energy, L.P.
6.50%, 10/01/25	330	302
6.25%, 05/15/26	605	537
8.00%, 01/15/27	155	137
7.75%, 02/01/28	490	424
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	350	332
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	125	116
5.75%, 02/01/29 (c)	250	218
6.00%, 02/01/31 (c)	276	239
ITT Holdings LLC
6.50%, 08/01/29 (c)	645	523
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (c)	375	285
Kinder Morgan, Inc.
5.55%, 06/01/45	2,025	1,909
Kinetik Holdings LP
5.88%, 06/15/30 (c)	350	334
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	425	344
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	280
MV24 Capital B.V.
6.75%, 06/01/34 (c)	196	176
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	325	306
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	1,470	1,389
6.50%, 09/30/26 (c)	2,410	2,192
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (c)	180	169
NuStar Logistics, L.P.
5.75%, 10/01/25	700	655
Occidental Petroleum Corporation
5.88%, 09/01/25	680	677
5.50%, 12/01/25	455	449
5.55%, 03/15/26	180	179
6.13%, 01/01/31	230	233
PDC Energy, Inc.
5.75%, 05/15/26	350	327
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (f) (g) (h) (i)	5,862	306
Petróleos Mexicanos
6.35%, 02/12/48	505	302
7.69%, 01/23/50	1,520	1,019
Plains All American Pipeline, L.P.
3.55%, 12/15/29	1,165	1,026
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	264
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (i) (l)	130	116
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	200	182
Southwestern Energy Company
5.38%, 03/15/30	310	285
4.75%, 02/01/32	1,055	902
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	150
8.50%, 10/15/26 (c)	160	144
Sunnova Energy Corporation
5.88%, 09/01/26 (c) (e)	1,255	1,086
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	1,055	1,025
6.00%, 03/01/27 (c)	220	196
5.50%, 01/15/28 (c)	830	706
6.00%, 12/31/30 - 09/01/31 (c)	2,270	1,890
Targa Resources Corp
6.50%, 07/15/27	45	46
5.00%, 01/15/28	50	48
6.88%, 01/15/29	45	46
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	500	429
Western Midstream Operating, LP
4.55%, 02/01/30 (d) (n)	500	432
WPX Energy, Inc.
5.25%, 09/15/24	115	116
		47,453
Consumer Discretionary 5.4%
Accor
2.63%, (100, 01/30/25), EUR (i) (l)	300	244
Adient Global Holdings Ltd.
3.50%, 08/15/24, EUR (i)	150	142
AFFLELOU
4.25%, 05/19/26, EUR (i)	175	158
Allwyn International a.s.
3.88%, 02/15/27, EUR (i)	245	218
Aramark Services, Inc.
5.00%, 04/01/25 (c)	725	698
5.00%, 02/01/28 (c) (e)	980	896
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (c)	145	120
5.00%, 02/15/32 (c)	420	344
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (e)	750	585
Carnival Corporation
7.63%, 03/01/26 (c)	1,015	792
5.75%, 03/01/27 (c)	725	524
9.88%, 08/01/27 (c)	1,280	1,248
4.00%, 08/01/28 (c)	165	135
Carvana Co.
5.88%, 10/01/28 (c)	1,495	950
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (c)	720	639
Cedar Fair, L.P.
5.38%, 04/15/27	165	156
5.25%, 07/15/29	610	542
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	330	314
Cirsa Finance International
4.75%, 05/22/25, EUR (i)	220	203
Clarios Global LP
6.75%, 05/15/25 (c)	160	158
Discovery Communications, LLC
4.65%, 05/15/50	1,775	1,397
Dufry One B.V.
2.00%, 02/15/27, EUR (i)	230	180
3.38%, 04/15/28, EUR (i)	755	607
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	555	535

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
8.13%, 07/01/27 (c) (e)	1,060	1,022
Faurecia
2.38%, 06/15/27, EUR (i)	150	117
3.75%, 06/15/28, EUR (i)	100	81
Ford Motor Company
9.63%, 04/22/30	465	522
3.25%, 02/12/32	185	138
4.75%, 01/15/43	180	128
5.29%, 12/08/46	1,695	1,292
General Motors Company
5.15%, 04/01/38	1,775	1,547
General Motors Financial Company, Inc.
3.80%, 04/07/25	1,685	1,645
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (e)	240	223
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (c)	145	115
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (i) (m)	200	163
International Game Technology PLC
4.13%, 04/15/26 (c)	765	694
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	695	644
4.50%, 01/15/26, EUR (i)	170	147
4.50%, 07/15/28, EUR (e) (i)	470	352
KB Home
4.00%, 06/15/31	140	108
Lowe`s Companies, Inc.
4.45%, 04/01/62	1,085	927
Magallanes, Inc.
5.14%, 03/15/52 (c)	2,070	1,738
Maison Finco PLC
6.00%, 10/31/27, GBP (i)	104	96
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (e) (i)	470	345
MCE Finance Limited
5.63%, 07/17/27 (c)	595	400
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (e) (i)	120	97
NCL Corporation Ltd.
3.63%, 12/15/24 (c) (e)	610	513
5.88%, 03/15/26 - 02/15/27 (c)	510	422
Next PLC
3.63%, 05/18/28, GBP (i)	300	334
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (i)	130	107
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (i)	455	416
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (i)	295	320
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (c)	805	646
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (c)	2,425	1,715
Schaeffler AG
3.38%, 10/12/28, EUR (i)	300	255
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c) (e)	910	771
SES
5.63%, (100, 01/29/24), EUR (i) (l)	100	101
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (c)	740	596
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	280	267
5.50%, 04/15/27 (c) (e)	335	304
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (c)	170	157
5.75%, 01/15/28 (c)	215	193
Tendam Brands Sa.
5.25%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (b) (i)	130	130
The Gap, Inc.
3.63%, 10/01/29 (c)	255	179
3.88%, 10/01/31 (c) (e)	300	209
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (e)	1,085	904
TRI Pointe Holdings, Inc.
5.88%, 06/15/24	20	20
White Cap Parent, LLC
8.25%, 03/15/26 (c) (m)	485	408
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	605	529
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	2,803	2,566
5.25%, 05/15/27 (c) (e)	1,395	1,195
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	304
Yum! Brands, Inc.
3.63%, 03/15/31	170	144
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (i)	100	82
3.00%, 10/23/29, EUR (i)	400	308
		38,421
Industrials 3.7%
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	510	469
Allied Universal Holdco LLC
4.63%, 06/01/28 (c)	355	294
6.00%, 06/01/29 (c)	780	568
American Airlines Group Inc.
3.75%, 03/01/25 (c) (e)	25	21
American Airlines, Inc.
11.75%, 07/15/25 (c)	1,265	1,309
5.75%, 04/20/29 (c)	780	666
APX Group, Inc.
6.75%, 02/15/27 (c)	290	272
5.75%, 07/15/29 (c) (e)	645	501
Ardagh Packaging Finance Public Limited Company
4.75%, 07/15/27, GBP (i)	185	161
5.25%, 08/15/27 (c) (e)	315	221
ASGN Incorporated
4.63%, 05/15/28 (c)	805	693
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c)	735	669
Builders FirstSource, Inc.
4.25%, 02/01/32 (c)	175	134
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	665	428
Delta Air Lines, Inc.
3.75%, 10/28/29	170	135
Garda World Security Corporation
4.63%, 02/15/27 (c)	355	305
6.00%, 06/01/29 (c)	665	511
GFL Environmental Inc.
4.25%, 06/01/25 (c)	740	698
4.75%, 06/15/29 (c)	1,210	1,011
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c) (e)	665	533
Graphic Packaging International, LLC
3.75%, 02/01/30 (c)	135	115
GW B-CR Security Corporation
9.50%, 11/01/27 (c)	700	644
IAA Spinco Inc.
5.50%, 06/15/27 (c) (e)	330	307
Imola Merger Corporation
4.75%, 05/15/29 (c)	510	428
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	160	133
Intrum AB
3.50%, 07/15/26, EUR (i)	335	292
3.00%, 09/15/27, EUR (i)	515	415
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	405	321
KAR Auction Services, Inc.
5.13%, 06/01/25 (c) (e)	215	202
Masonite International Corporation
5.38%, 02/01/28 (c)	215	194
3.50%, 02/15/30 (c)	140	110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	395	346
National Express Group PLC
4.25%, (100, 11/26/25), GBP (i) (l)	145	159
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	780	663
PCF GmbH
4.75%, 04/15/26, EUR (e) (i)	470	387
Platin 1426 GmbH
5.38%, 06/15/23, EUR (i)	125	126
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	715	700
5.75%, 04/15/26 (c)	870	816
6.25%, 01/15/28 (c)	1,170	982
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (i)	300	344
Sensata Technologies B.V.
4.00%, 04/15/29 (c)	135	115
SGL Carbon SE
4.63%, 09/30/24, EUR (e) (i)	185	183
SPX Flow, Inc.
8.75%, 04/01/30 (c) (e)	690	583
Standard Industries Inc.
4.38%, 07/15/30 (c)	1,060	835
3.38%, 01/15/31 (c)	185	137
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	700	674
Terex Corporation
5.00%, 05/15/29 (c)	650	559
The ADT Security Corporation
4.88%, 07/15/32 (c)	680	543
The Boeing Company
5.81%, 05/01/50 (n)	2,110	1,933
TransDigm Inc.
6.25%, 03/15/26 (c)	470	454
7.50%, 03/15/27	720	679
5.50%, 11/15/27	840	715
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	730	688
United Airlines Pass Through Trust
4.38%, 04/15/26 (c)	740	656
United Rentals (North America), Inc.
5.25%, 01/15/30	215	200
United Rentals, Inc.
3.88%, 02/15/31	330	279
		26,516
Consumer Staples 2.5%
AA Bond Co Limited
6.50%, 01/31/26, GBP (c)	100	111
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	390	320
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (i)	140	116
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (c) (e)	750	627
BAT Capital Corp.
3.73%, 09/25/40	1,370	964
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (i)	178	168
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (i)	146	111
Casino, Guichard-Perrachon
4.50%, 03/07/24, EUR (d) (i) (n)	200	168
Constellation Brands, Inc.
2.25%, 08/01/31	2,775	2,249
Darling Ingredients Inc.
6.00%, 06/15/30 (c)	185	185
Energizer Holdings, Inc.
4.75%, 06/15/28 (c)	1,340	1,066
House of HR
7.50%, 01/15/27, EUR (i)	100	102
Iceland Bondco PLC
4.38%, 05/15/28, GBP (i)	165	133
Kapla Holding
3.38%, 12/15/26, EUR (i)	485	399
Kraft Heinz Foods Company
3.88%, 05/15/27	120	116
Loxama
5.75%, 07/15/27, EUR (i)	455	373
MHP SE SA
7.75%, 05/10/24 (c)	275	140
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	1,553
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (e)	4,055	3,367
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	203
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c) (e)	80	63
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	625	579
Pilgrim's Pride Corporation
4.25%, 04/15/31 (c)	670	559
3.50%, 03/01/32 (c)	550	431
Post Holdings, Inc.
5.63%, 01/15/28 (c)	215	204
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (i)	100	106
Sunshine Mid B.V.
6.50%, 05/15/26, EUR (i)	165	172
Sysco Corporation
6.60%, 04/01/50 (n)	1,152	1,328
3.15%, 12/14/51	870	620
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (i)	176	155
The House of Finance
4.38%, 07/15/26, EUR (i)	370	376
United Rentals (North America), Inc.
3.75%, 01/15/32	485	399
Verisure Holding AB
3.88%, 07/15/26, EUR (i)	465	425
3.25%, 02/15/27, EUR (i)	275	237
		18,125
Utilities 2.5%
Calpine Corporation
4.50%, 02/15/28 (c)	1,345	1,224
5.13%, 03/15/28 (c)	160	142
4.63%, 02/01/29 (c)	1,332	1,106
5.00%, 02/01/31 (c)	1,909	1,574
3.75%, 03/01/31 (c)	175	143
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (l)	390	321
Edison International
5.00%, (100, 12/15/26) (l)	2,215	1,770
FirstEnergy Corp.
2.65%, 03/01/30	175	145
5.35%, 07/15/47 (d) (n)	379	320
3.40%, 03/01/50	200	137
NRG Energy, Inc.
5.75%, 01/15/28	700	643
3.38%, 02/15/29 (c)	310	251
5.25%, 06/15/29 (c)	160	143
3.63%, 02/15/31 (c)	2,255	1,775
3.88%, 02/15/32 (c)	175	139
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	1,728
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (c)	710	673
The Southern Company
4.00%, 01/15/51	3,180	2,852
Vistra Corp.
7.00%, (100, 12/15/26) (c) (l)	285	259
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	230	217
5.00%, 07/31/27 (c)	1,395	1,264
4.38%, 05/01/29 (c)	1,010	848
		17,674

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Real Estate 2.4%
American Tower Corporation
2.40%, 03/15/25	1,065	1,007
Country Garden Holdings Company Limited
4.80%, 08/06/30 (i)	365	158
CPI Property Group
4.88%, (100, 08/18/26), EUR (i) (l)	163	98
EPR Properties
3.75%, 08/15/29	875	730
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (i) (l)	670	417
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (c)	1,325	1,136
5.25%, 03/15/28 - 07/15/30 (c)	1,490	1,330
5.00%, 07/15/28 (c)	920	816
4.50%, 02/15/31 (c)	170	139
5.63%, 07/15/32 (c)	1,390	1,176
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	165	134
MPT Operating Partnership, L.P.
3.50%, 03/15/31	175	137
Realogy Group LLC
5.75%, 01/15/29 (c)	1,934	1,478
5.25%, 04/15/30 (c)	635	470
RHP Hotel Properties, LP
4.75%, 10/15/27	1,540	1,368
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	765	672
SBA Communications Corporation
3.13%, 02/01/29	140	115
Service Properties Trust
4.50%, 06/15/23	760	708
4.95%, 02/15/27	1,185	865
3.95%, 01/15/28	990	687
Uniti Group Inc.
6.50%, 02/15/29 (c)	2,320	1,699
6.00%, 01/15/30 (c)	350	242
VICI Properties Inc.
4.25%, 12/01/26 (c)	340	312
Vivion Investments S.a r.l.
3.00%, 08/08/24, EUR (e) (i)	200	180
XHR LP
6.38%, 08/15/25 (c)	705	682
		16,756
Health Care 2.2%
AbbVie Inc.
3.80%, 03/15/25	1,965	1,950
Amgen Inc.
2.77%, 09/01/53	1,400	940
Bausch Health Companies Inc.
5.00%, 01/30/28 (c)	790	421
Centene Corporation
2.45%, 07/15/28	170	142
3.38%, 02/15/30	495	420
3.00%, 10/15/30	165	137
2.50%, 03/01/31	175	139
2.63%, 08/01/31	175	140
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	200	169
8.00%, 12/15/27 (c)	661	601
5.25%, 05/15/30 (c)	285	218
4.75%, 02/15/31 (c)	355	261
CVS Health Corporation
5.05%, 03/25/48	1,720	1,645
DaVita Inc.
4.63%, 06/01/30 (c)	515	401
Diocle S.P.A.
3.88%, (3 Month EURIBOR + 3.88%), 06/30/26, EUR (b) (i)	137	140
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	360	104
Grunenthal GmbH
3.63%, 11/15/26, EUR (i)	100	95
HCA Inc.
5.63%, 09/01/28	160	158
5.88%, 02/01/29	155	155
HealthEquity, Inc.
4.50%, 10/01/29 (c)	265	232
Merck & Co., Inc.
2.90%, 12/10/61	1,300	920
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (c)	1,080	912
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	140	119
Roche Holdings, Inc.
2.61%, 12/13/51 (c)	1,280	931
Select Medical Corporation
6.25%, 08/15/26 (c)	710	664
Tenet Healthcare Corporation
6.13%, 10/01/28 (c)	1,730	1,489
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (c)	420	296
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (i)	155	127
1.63%, 10/15/28, EUR (i)	695	512
Viatris Inc.
4.00%, 06/22/50	1,790	1,193
		15,631
Materials 2.1%
Axalta Coating Systems, LLC
3.38%, 02/15/29 (c)	145	118
Ball Corporation
2.88%, 08/15/30	175	141
3.13%, 09/15/31	175	141
Carpenter Technology Corporation
7.63%, 03/15/30	335	309
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	703
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	734
Diamond (BC) B.V.
4.63%, 10/01/29 (c)	765	612
First Quantum Minerals Ltd
6.88%, 03/01/26 (c)	535	491
6.88%, 10/15/27 (c)	735	658
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (c)	110	100
4.38%, 04/01/31 (c)	305	251
6.13%, 04/15/32 (c)	265	239
FXI Holdings, Inc.
7.88%, 11/01/24 (c) (e)	800	694
H.B. Fuller Company
4.25%, 10/15/28	775	651
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	1,120	937
6.13%, 04/01/29 (c)	370	300
INEOS Finance PLC
3.38%, 03/31/26, EUR (i)	405	380
2.88%, 05/01/26, EUR (e) (i)	100	91
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (i)	500	430
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	1,515	1,273
Ingevity Corporation
3.88%, 11/01/28 (c)	140	117
Kronos International, Inc.
3.75%, 09/15/25, EUR (i)	205	191
Metinvest B.V.
7.65%, 10/01/27 (c)	105	55
7.75%, 10/17/29 (c)	565	297
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	730	700
5.25%, 06/01/27 (c)	785	674
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	645	506
6.25%, 10/01/29 (c) (e)	265	184

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Periama Holdings, LLC
5.95%, 04/19/26 (i)	290	259
Sappi Papier Holding GmbH
3.13%, 04/15/26, EUR (e) (i)	100	93
3.63%, 03/15/28, EUR (i)	100	87
Spa Holdings 3 Oy
3.63%, 02/04/28, EUR (i)	380	323
Tronox Incorporated
4.63%, 03/15/29 (c)	1,315	1,063
Valvoline, Inc.
3.63%, 06/15/31 (c)	145	116
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	124	109
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	1,705	1,258
		15,285
Information Technology 2.1%
Analog Devices, Inc.
2.95%, 10/01/51	1,230	940
Apple Inc.
2.55%, 08/20/60	1,380	947
Broadcom Inc.
3.14%, 11/15/35 (c)	2,255	1,712
3.50%, 02/15/41 (c)	1,715	1,296
CDW Finance Corporation
3.57%, 12/01/31	1,183	1,006
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c)	625	513
Commscope Finance LLC
8.25%, 03/01/27 (c)	1,440	1,146
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	369	319
CommScope Technologies LLC
5.00%, 03/15/27 (c)	280	208
Endure Digital, Inc.
6.00%, 02/15/29 (c)	520	377
McAfee Corp.
7.38%, 02/15/30 (c) (e)	1,165	947
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	1,120	935
Open Text Corporation
4.13%, 12/01/31 (c)	335	279
Oracle Corporation
4.00%, 11/15/47	2,205	1,634
3.95%, 03/25/51	2,390	1,757
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	395	362
8.25%, 02/01/28 (c)	755	665
		15,043
Total Corporate Bonds And Notes (cost $424,643)		350,861
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.6%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 4.10%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,602
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,879
Battalion CLO XXI Ltd.
Series 2021-D-21A, 4.34%, (3 Month USD LIBOR + 3.30%), 07/17/34 (b)	1,000	929
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 4.84%, (3 Month USD LIBOR + 3.80%), 01/18/33 (b)	2,600	2,450
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 4.97%, (1 Month Term SOFR + 3.70%), 04/15/24 (b)	2,275	2,219
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 2.97%, (1 Month USD LIBOR + 1.65%), 09/15/23 (b)	2,505	2,343
BX Trust 2019-OC11
Series 2019-C-OC11, REMIC, 3.86%, 12/11/29	782	691
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	1,207	1,050
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 2.71%, (1 Month USD LIBOR + 1.39%), 09/15/23 (b)	2,521	2,363
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.10%, 10/11/47 (b)	11,618	199
Interest Only, Series 2015-XA-GC27, REMIC, 1.47%, 02/12/48 (b)	6,514	173
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,820
Interest Only, Series 2014-XA-CR16, REMIC, 1.11%, 04/12/47 (b)	11,767	152
Interest Only, Series 2014-XA-LC15, REMIC, 1.22%, 04/12/47 (b)	14,344	193
Interest Only, Series 2014-XA-UBS3, REMIC, 1.22%, 06/12/47 (b)	11,785	178
Interest Only, Series 2014-XA-UBS6, REMIC, 1.00%, 12/12/47 (b)	10,082	165
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 4.03%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	1,245	1,176
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, 0.00%, 06/25/42 (b)	1,252	1,255
Elmwood CLO IV Ltd
Series 2020-D-1A, 4.19%, (3 Month USD LIBOR + 3.15%), 04/15/33 (b)	4,250	4,026
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.20%, 01/11/47 (b)	14,758	180
Interest Only, Series 2014-XA-GC26, REMIC, 1.09%, 11/13/47 (b)	10,940	199
Interest Only, Series 2015-XA-GC30, REMIC, 0.87%, 05/12/50 (b)	15,760	275
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	842	830
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.33%, 11/05/26 (b)	400	374
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	1,814	1,521
Kayne CLO
Series 2019-D-6A, 5.06%, (3 Month USD LIBOR + 4.00%), 01/21/33 (b)	2,450	2,402
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.99%, (3 Month USD LIBOR + 2.95%), 04/18/33 (b)	1,900	1,837
Magnetite XXIV, Limited
Series 2019-DR-24A, 3.90%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	4,748
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.91%, (3 Month USD LIBOR + 2.85%), 04/20/29 (b)	2,000	1,885
Milos CLO Ltd
Series 2017-DR-1A, 3.81%, (3 Month USD LIBOR + 2.75%), 10/21/30 (b)	1,750	1,556
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	1,337	1,318
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	4,165	3,653
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,267	1,965
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 4.06%, (3 Month USD LIBOR + 3.00%), 01/20/33 (b)	3,250	3,053
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 3.07%, (1 Month USD LIBOR + 1.75%), 03/15/23 (b)	505	480
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 3.81%, (3 Month USD LIBOR + 2.75%), 07/22/30 (b)	2,250	2,085
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (b)	3,511	3,027
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	369
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	7,297	6,587

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 2.75%, (1 Month USD LIBOR + 1.13%), 06/25/33 (b) (d)	29	29
Symphony CLO XXII Ltd
Series 2020-D-22A, 4.19%, (3 Month USD LIBOR + 3.15%), 04/18/33 (b)	2,000	1,869
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 3.71%, (1 Month Term SOFR + 2.93%), 05/15/24 (b)	1,165	1,113
Series 2022-C-DPM, REMIC, 4.56%, (1 Month Term SOFR + 4.00%), 05/15/37 (b)	975	926
TICP CLO VII Ltd
Series 2017-DR-7A, 4.24%, (3 Month USD LIBOR + 3.20%), 04/15/33 (b)	1,000	933
TICP CLO XV Ltd
Series 2020-D-15A, 3.40%, (3 Month USD LIBOR + 3.15%), 04/20/33 (b)	500	471
Trestles CLO III Ltd
Series 2020-D-3A, 4.31%, (3 Month USD LIBOR + 3.25%), 01/20/33 (b)	1,000	920
Trinitas CLO Ltd
Series 2021-D-16A, 4.36%, (3 Month USD LIBOR + 3.30%), 07/20/34 (b)	1,500	1,368
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	754	741
Vantage Data Centers Issuer, LLC
Series 2021-A2-1A, 2.17%, 10/15/26	780	701
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	7,063	6,224
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,819	1,588
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (b)	921	890
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.41%, 03/15/47 (b)	6,435	94
Interest Only, Series 2014-XA-C21, REMIC, 1.17%, 08/15/47 (b)	10,603	168
Total Non-U.S. Government Agency Asset-Backed Securities (cost $88,589)		82,242
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Information Technology 0.9%
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/26/24 (b)	342	307
Barracuda Networks, Inc.
1st Lien Term Loan, 5.98%, (3 Month USD LIBOR + 3.75%), 02/12/25 (b)	98	97
Cloudera, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 10/08/28 (b)	344	316
Colorado Buyer Inc
Term Loan B, 4.64%, (1 Month USD LIBOR + 3.00%), 03/15/24 (b)	433	407
ConvergeOne Holdings, Inc.
2019 Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 01/04/26 (b)	868	739
Endure Digital Inc.
Term Loan, 4.62%, (3 Month USD LIBOR + 3.50%), 01/27/28 (b)	328	294
Epicor Software Corporation
2020 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 07/21/27 (b)	604	569
Flexera Software LLC
2021 Term Loan B, 5.37%, (3 Month USD LIBOR + 3.75%), 01/26/28 (b)	270	256
GT Polaris, Inc.
2021 Term Loan, 4.99%, (3 Month USD LIBOR + 3.75%), 09/24/27 (b)	350	329
Ivanti Software, Inc.
2021 Term Loan B, 5.85%, (3 Month USD LIBOR + 4.25%), 11/20/27 (b)	382	327
2021 Add On Term Loan B, 5.61%, (3 Month USD LIBOR + 4.00%), 12/01/27 (b)	118	101
McAfee, LLC
2022 USD Term Loan B, 5.15%, (SOFR + 4.00%), 02/03/29 (b)	445	404
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 11/18/28 (b)	509	471
Navicure, Inc.
2019 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 09/18/26 (b)	323	305
Optiv Security Inc.
1st Lien Term Loan, 5.33%, (6 Month USD LIBOR + 3.25%), 01/27/24 (b)	343	328
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (b)	640	600
Redstone Holdco 2 LP
2021 Term Loan, 5.93%, (3 Month USD LIBOR + 4.75%), 04/27/28 (b)	496	425
Tempo Acquisition LLC
2022 Term Loan B, 4.03%, (SOFR + 3.00%), 08/31/28 (b)	421	399
		6,674
Energy 0.4%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 10.02%, (3 Month USD LIBOR + 9.00%), 11/01/25 (b)	208	218
CQP Holdco LP
2021 Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 05/26/28 (b)	431	404
Eastern Power, LLC
Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 10/02/23 (b)	356	299
EG America LLC
2018 USD Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 02/06/25 (b)	333	313
EG Group Limited
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 03/11/26 (b)	99	94
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (b)	43	39
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 10/22/26 (b)	213	195
Kestrel Acquisition, LLC
2018 Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 05/02/25 (b)	159	146
Prairie ECI Acquiror LP
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.75%), 03/07/26 (b)	1,061	991
U.S. Silica Company
2018 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 04/12/25 (b)	522	501
		3,200
Industrials 0.4%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (b)	495	471
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.54%, (3 Month USD LIBOR + 3.50%), 01/20/27 (b)	1	1
USD Term Loan B, 5.05%, (3 Month USD LIBOR + 3.50%), 01/20/27 (b)	423	403
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 05/04/28 (b)	506	463
Crosby US Acquisition Corp.
Term Loan B, 6.39%, (1 Month USD LIBOR + 4.75%), 06/12/26 (b)	189	176
Garda World Security Corporation
2021 Term Loan B, 5.90%, (1 Month USD LIBOR + 4.25%), 10/30/26 (b)	443	410
Polaris Newco LLC
USD Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 06/03/28 (b)	496	457
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (b)	494	458

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
West Corp.
2018 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 10/10/24 (b)	147	125
		2,964
Consumer Discretionary 0.4%
Carnival Corporation
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (b)	461	427
Dealer Tire, LLC
2020 Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 12/19/25 (b)	262	251
First Brands Group, LLC
2021 Term Loan, 6.00%, (3 Month Term SOFR + 5.00%), 03/22/27 (b)	373	353
Great Outdoors Group, LLC
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 02/26/28 (b)	317	288
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.26%, (1 Month USD LIBOR + 3.25%), 03/13/25 (b)	26	24
2018 1st Lien Term Loan, 4.47%, (3 Month USD LIBOR + 3.25%), 03/13/25 (b)	484	446
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b)	326	306
Varsity Brands, Inc.
2017 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 12/07/24 (b)	372	348
Wilsonart LLC
2021 Term Loan E, 4.25%, (3 Month USD LIBOR + 3.25%), 12/19/26 (b)	449	396
		2,839
Health Care 0.4%
Athenahealth, Inc.
2022 Term Loan B, 5.01%, (SOFR + 3.50%), 01/27/29 (b)	485	446
Aveanna Healthcare LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (b) (o)	99	87
Aveanna Healthcare, LLC
2021 Term Loan B, 5.35%, (1 Month USD LIBOR + 3.75%), 12/31/24 (b)	422	369
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/27/25 (b)	758	249
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 11/30/27 (b)	272	257
Parexel International Corporation
2021 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 08/10/28 (b)	499	467
PetVet Care Centers, LLC
2021 Term Loan B3, 4.56%, (1 Month USD LIBOR + 3.50%), 02/14/25 (b)	429	403
Team Health Holdings, Inc.
2022 Term Loan B, 6.28%, (1 Month Term SOFR + 5.25%), 01/12/24 (b)	342	286
		2,564
Materials 0.3%
BWAY Holding Company
2017 Term Loan B, 4.05%, (3 Month USD LIBOR + 3.25%), 04/03/24 (b)	394	370
Covia Holdings Corporation
2020 PIK Take Back Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (b)	690	646
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 08/13/28 (b)	264	248
2021 Term Loan B, 5.11%, (1 Month USD LIBOR + 4.00%), 08/13/28 (b)	14	13
2021 Term Loan B, 5.57%, (1 Month USD LIBOR + 4.00%), 08/13/28 (b)	5	5
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 03/16/27 (b)	343	305
White Cap Buyer LLC
Term Loan B, 4.78%, (SOFR + 3.75%), 10/08/27 (b)	325	299
		1,886
Communication Services 0.2%
Altice France S.A.
2018 Term Loan B13, 5.41%, (3 Month USD LIBOR + 4.00%), 07/13/26 (b)	377	343
Banijay Entertainment S.A.S
USD Term Loan , 4.87%, (1 Month USD LIBOR + 3.75%), 02/04/25 (b)	216	205
Consolidated Communications, Inc.
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 09/15/27 (b)	338	298
GTT Communications, Inc.
2018 USD Term Loan B, 8.50%, (PRIME + 3.75%), 04/27/25 (b)	186	145
Radiate Holdco, LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/25/26 (b)	338	314
Univision Communications Inc.
Term Loan C5, 3.81%, (1 Month USD LIBOR + 2.75%), 03/15/24 (b)	40	39
		1,344
Financials 0.2%
Asurion LLC
2021 Second Lien Term Loan B4, 6.31%, (1 Month USD LIBOR + 5.25%), 01/15/29 (b)	385	325
Bella Holding Company, LLC
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 04/01/28 (b)	491	459
Edelman Financial Center, LLC
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/15/28 (b)	371	343
Lightstone Holdco LLC
2022 Extended Term Loan B, 5.92%, (3 Month Term SOFR + 5.75%), 02/01/27 (b)	204	183
2022 Extended Term Loan C, 5.92%, (3 Month Term SOFR + 5.75%), 02/01/27 (b)	12	10
		1,320
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 11/29/25 (b)	277	235
Lonestar II Generation Holdings LLC
Term Loan B, 6.06%, (1 Month USD LIBOR + 5.00%), 04/09/26 (b)	273	261
Term Loan C, 6.06%, (1 Month USD LIBOR + 5.00%), 04/09/26 (b)	37	35
Nautilus Power, LLC
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 04/28/24 (b)	237	185
		716
Consumer Staples 0.1%
MPH Acquisition Holdings LLC
2021 Term Loan B, 5.82%, (3 Month USD LIBOR + 4.25%), 08/17/28 (b)	521	479
Total Senior Floating Rate Instruments (cost $26,387)		23,986
SHORT TERM INVESTMENTS 5.6%
U.S. Treasury Bill 2.7%
Treasury, United States Department of
2.06%, 11/10/22 (p)	19,700	19,551
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund, 1.41% (q) (r)	17,883	17,883
Investment Companies 0.4%
JNL Government Money Market Fund, 1.02% (q) (r)	2,592	2,592
Total Short Term Investments (cost $40,028)		40,026
Total Investments 122.7% (cost $979,836)		872,718
Other Derivative Instruments (0.6)%		(4,128)
Other Assets and Liabilities, Net (22.1)%		(157,439)
Total Net Assets 100.0%		711,151

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

delivery basis was $166,839.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $187,909 and 26.4% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(e) All or a portion of the security was on loan as of June 30, 2022.

(f) Non-income producing security.

(g) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Convertible security.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(o) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) The coupon rate represents the yield to maturity.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,002	968	0.1
Accor, 2.63% (callable at 100, 01/30/25)	11/10/21	335	244	—
Adient Global Holdings Ltd., 3.50%, 08/15/24	04/20/22	158	142	—
AFFLELOU, 4.25%, 05/19/26	07/09/21	212	158	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	218	—
Altice Financing S.A., 4.25%, 08/15/29	11/10/21	795	553	0.1
Altice France, 4.13%, 01/15/29	10/29/21	834	577	0.1
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	115	71	—
Ardagh Packaging Finance Public Limited Company, 4.75%, 07/15/27	03/25/22	221	161	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	04/22/21	170	116	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	562	487	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	822	783	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	168	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/09/21	162	111	—
Casino, Guichard-Perrachon, 4.50%, 03/07/24	02/17/21	239	168	—
Cirsa Finance International, 4.75%, 05/22/25	11/12/21	253	203	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	388	158	—
CPI Property Group, 4.88% (callable at 100, 08/18/26)	11/10/21	195	98	—
Diocle S.P.A., 3.88%, 06/30/26	06/29/22	138	140	—
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	404	369	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	246	180	—
Dufry One B.V., 3.38%, 04/15/28	10/29/21	865	607	0.1
EG Global Finance PLC, 4.38%, 02/07/25	10/29/21	674	546	0.1
Eircom Limited, 3.50%, 05/15/26	10/29/21	546	412	0.1
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	608	574	0.1
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	235	188	—
Encore Capital Group, Inc., 4.25%, 06/01/28	10/29/21	641	484	0.1
Faurecia, 2.38%, 06/15/27	11/03/21	173	117	—
Faurecia, 3.75%, 06/15/28	02/17/21	125	81	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	105	95	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	11/10/21	783	417	0.1
House of HR, 7.50%, 01/15/27	02/17/21	125	102	—
Iceland Bondco PLC, 4.38%, 05/15/28	05/27/22	155	133	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	202	163	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	237	179	—
INEOS Finance PLC, 3.38%, 03/31/26	10/29/21	479	380	0.1
INEOS Finance PLC, 2.88%, 05/01/26	10/20/21	117	91	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/11/21	582	430	0.1
Intrum AB, 3.50%, 07/15/26	10/29/21	388	292	—
Intrum AB, 3.00%, 09/15/27	02/17/21	579	415	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	209	147	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	544	352	0.1
Kapla Holding, 3.38%, 12/15/26	11/10/21	556	399	0.1
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	238	191	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/01/21	1,201	911	0.1
Loxama, 5.75%, 07/15/27	10/29/21	542	373	0.1
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	140	96	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	10/29/21	548	345	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	142	97	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	206	159	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	334	0.1
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	158	107	—
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	10/29/21	536	416	0.1
PCF GmbH, 4.75%, 04/15/26	11/01/21	556	387	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	307	259	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	259	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	47	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	25	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/06/20	403	320	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	02/17/21	150	126	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	657	508	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	138	106	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	171	116	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	139	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	447	344	0.1
Romania, Government of, 3.00%, 02/14/31	01/06/22	856	661	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	693	465	0.1
Sappi Papier Holding GmbH, 3.13%, 04/15/26	11/02/21	117	93	—
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	87	—
Schaeffler AG, 3.38%, 10/12/28	03/01/22	340	255	—
SES, 5.63% (callable at 100, 01/29/24)	03/28/22	113	101	—
SGL Carbon SE, 4.63%, 09/30/24	11/02/21	215	183	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	820	728	0.1
Spa Holdings 3 Oy, 3.63%, 02/04/28	10/29/21	440	323	0.1
Sunshine Mid B.V., 6.50%, 05/15/26	02/17/21	202	172	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	191	155	—
Tendam Brands Sa., 5.25%, 09/15/24	02/17/21	150	130	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	179	127	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	712	512	0.1
The House of Finance, 4.38%, 07/15/26	10/29/21	435	376	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,141	1,033	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	206	190	—
United Group B.V., 4.00%, 11/15/27	11/01/21	1,043	728	0.1
United Group B.V., 3.63%, 02/15/28	02/17/21	213	140	—
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	549	425	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	318	237	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	799	574	0.1
Vivion Investments S.a r.l., 3.00%, 08/08/24	02/18/21	237	180	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	11/02/21	124	82	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	504	308	—
		36,524	26,607	3.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	80	(6)
Pro Mach Group, Inc. - 2021 Delayed Draw Term Loan	14	(1)
	94	(7)

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 5 Year Bond	42	September 2022	CAD	4,692	14	38
Euro BOBL	49	September 2022	EUR	6,137	51	(57)
Euro Schatz	1	September 2022	EUR	109	—	—
					65	(19)
Short Contracts
Canada 10 Year Bond	(4)	September 2022	CAD	(484)	(2)	(9)
Euro Bund	(40)	September 2022	EUR	(6,068)	(75)	125
Euro Buxl 30 Year Bond	(1)	September 2022	EUR	(173)	(4)	10
Euro OAT	(2)	September 2022	EUR	(274)	(2)	(3)
Japan 10 Year Bond	(90)	September 2022	JPY	(1,343,019)	(10)	38
Long Gilt	(52)	September 2022	GBP	(6,131)	(68)	257
United States 10 Year Note	(467)	September 2022		(55,751)	(474)	397
United States 10 Year Ultra Bond	(352)	September 2022		(45,228)	(468)	392
United States 5 Year Note	(551)	October 2022		(62,066)	(387)	216
United States Long Bond	(180)	September 2022		(25,371)	(304)	419
United States Ultra Bond	(204)	September 2022		(32,196)	(463)	710
					(2,257)	2,552

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Sterling Overnight Index Average Rate (A)	Paying	2.16	(A)	05/06/24	GBP	13,184	56	(137)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.37 (Q)	N/A	1.00	06/20/27	36,025	3,616	40	421

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/07/22	BRL	10,103	1,929	(182)
BRL/USD	GSC	08/02/22	BRL	1,413	268	(20)
BRL/USD	GSC	08/08/22	BRL	10,103	1,910	(15)
CLP/USD	CIT	09/21/22	CLP	153,875	165	(19)
CNY/USD	JPM	08/23/22	CNY	816	122	1
COP/USD	GSC	09/21/22	COP	963,499	229	(22)
CZK/EUR	CIT	09/21/22	EUR	(168)	(177)	—
EGP/USD	CIT	09/21/22	EGP	1,558	79	(2)
EGP/USD	CIT	09/21/22	EGP	19,955	1,018	17
EGP/USD	GSC	09/21/22	EGP	1,558	79	(5)
EUR/CZK	CIT	09/21/22	CZK	(63)	(3)	—
EUR/CZK	JPM	09/21/22	CZK	(4,214)	(177)	(1)
EUR/HUF	GSC	07/05/22	HUF	(119,532)	(316)	(1)
EUR/HUF	GSC	07/06/22	HUF	(169,918)	(448)	24
EUR/HUF	JPM	07/06/22	HUF	(65,892)	(174)	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/HUF	SCB	07/06/22	HUF	(4)	—	—
EUR/PLN	GSC	09/21/22	PLN	(1,428)	(315)	3
EUR/PLN	JPM	09/21/22	PLN	(1,594)	(351)	3
EUR/USD	CIT	07/05/22	EUR	76	80	(2)
EUR/USD	CIT	07/05/22	EUR	79	82	—
EUR/USD	GSC	07/05/22	EUR	251	263	(1)
EUR/USD	JPM	07/05/22	EUR	313	327	(8)
EUR/USD	JPM	07/05/22	EUR	641	671	2
EUR/USD	SSB	07/20/22	EUR	3,608	3,785	(171)
EUR/USD	JPM	08/03/22	EUR	620	651	(7)
HUF/EUR	JPM	07/05/22	EUR	(49)	(52)	—
HUF/EUR	CIT	07/06/22	EUR	(337)	(353)	(7)
HUF/EUR	CIT	07/06/22	EUR	(166)	(174)	—
HUF/EUR	GSC	07/06/22	EUR	(103)	(108)	(3)
HUF/EUR	CIT	08/31/22	EUR	(363)	(382)	(2)
IDR/USD	CIT	08/23/22	IDR	1,129,032	76	(1)
ILS/USD	JPM	08/30/22	ILS	1,719	494	(19)
KRW/USD	GSC	07/07/22	KRW	690,175	532	(25)
KRW/USD	GSC	08/08/22	KRW	690,175	532	(4)
KRW/USD	GSC	08/23/22	KRW	412,519	318	(1)
MXN/USD	GSC	07/07/22	MXN	81,403	4,046	(61)
MXN/USD	GSC	08/08/22	MXN	81,403	4,022	8
MXN/USD	GSC	09/21/22	MXN	2,609	128	(3)
MYR/USD	GSC	07/05/22	MYR	1,441	327	(5)
PHP/USD	CIT	08/23/22	PHP	6,470	118	(1)
PHP/USD	GSC	08/23/22	PHP	7,376	134	—
PLN/EUR	GSC	09/21/22	EUR	(479)	(505)	(11)
RON/EUR	CIT	09/21/22	EUR	(128)	(135)	3
RON/EUR	GSC	09/21/22	EUR	(77)	(81)	—
RON/EUR	JPM	09/21/22	EUR	(279)	(294)	1
SGD/USD	JPM	07/13/22	SGD	803	578	(10)
THB/USD	JPM	09/21/22	THB	4,654	132	(1)
USD/BRL	GSC	07/07/22	BRL	(10,103)	(1,929)	13
USD/BRL	JPM	08/02/22	BRL	(614)	(116)	2
USD/CLP	GSC	09/21/22	CLP	(153,972)	(165)	10
USD/CNY	CIT	08/23/22	CNY	(3,366)	(503)	(6)
USD/CNY	JPM	08/23/22	CNY	(337)	(50)	—
USD/COP	CIT	09/21/22	COP	(728,942)	(173)	2
USD/EGP	GSC	09/21/22	EGP	(2,897)	(148)	(1)
USD/EUR	JPM	07/05/22	EUR	(1,358)	(1,424)	23
USD/EUR	GSC	07/20/22	EUR	(248)	(260)	7
USD/EUR	SSB	07/20/22	EUR	(17,421)	(18,275)	826
USD/EUR	JPM	08/03/22	EUR	(36)	(38)	—
USD/GBP	CIT	07/20/22	GBP	(3,319)	(4,041)	301
USD/ILS	GSC	08/30/22	ILS	(1,084)	(312)	3
USD/ILS	JPM	08/30/22	ILS	(635)	(182)	4
USD/INR	GSC	09/21/22	INR	(11,283)	(142)	1
USD/INR	JPM	09/21/22	INR	(13,849)	(174)	2
USD/KRW	GSC	07/07/22	KRW	(690,175)	(532)	4
USD/KRW	CIT	08/23/22	KRW	(412,410)	(318)	10
USD/MXN	GSC	07/07/22	MXN	(81,403)	(4,046)	(10)
USD/MXN	CIT	09/21/22	MXN	(3,403)	(167)	(1)
USD/MYR	GSC	07/05/22	MYR	(1,441)	(327)	—
USD/PEN	CIT	09/21/22	PEN	(488)	(126)	2
USD/PHP	CIT	08/23/22	PHP	(23,648)	(430)	20
USD/RUB	GSC	07/25/22	RUB	(10,552)	(185)	(37)
USD/THB	CIT	09/21/22	THB	(6,138)	(174)	4
USD/THB	JPM	09/21/22	THB	(4,829)	(137)	—
USD/TRY	JPM	09/21/22	TRY	(4,539)	(254)	(25)
USD/TRY	SCB	09/21/22	TRY	(2,559)	(143)	(15)
USD/TWD	JPM	07/15/22	TWD	(5,168)	(174)	1
USD/TWD	GSC	07/21/22	TWD	(3,936)	(132)	—
USD/TWD	JPM	07/21/22	TWD	(3,699)	(124)	—
USD/ZAR	CIT	09/21/22	ZAR	(3,025)	(184)	3
USD/ZAR	JPM	09/21/22	ZAR	(5,117)	(312)	11
ZAR/USD	CIT	09/21/22	ZAR	7,740	471	(19)
					(16,176)	592

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
CREDIT
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	GSC	08/11/22	40,319	—	(1,054)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	JPM	09/30/22	22,184	—	(1,570)
					—	(2,624)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	375,603	—	375,603
Corporate Bonds And Notes	—	350,861	—	350,861
Non-U.S. Government Agency Asset-Backed Securities	—	82,242	—	82,242
Senior Floating Rate Instruments	—	23,986	—	23,986
Short Term Investments	20,475	19,551	—	40,026
	20,475	852,243	—	872,718
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(7)	—	(7)
	—	(7)	—	(7)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,602	—	—	2,602
Centrally Cleared Credit Default Swap Agreements	—	421	—	421
Open Forward Foreign Currency Contracts	—	1,316	—	1,316
	2,602	1,737	—	4,339
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(69)	—	—	(69)
Centrally Cleared Interest Rate Swap Agreements	—	(137)	—	(137)
Open Forward Foreign Currency Contracts	—	(724)	—	(724)
OTC Total Return Swap Agreements	—	(2,624)	—	(2,624)
	(69)	(3,485)	—	(3,554)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 94.9%
Financials 28.0%
Ameriprise Financial, Inc.	65	15,555
AON Public Limited Company - Class A	54	14,638
Assurant, Inc.	142	24,619
Bank of America Corporation	522	16,264
Berkshire Hathaway Inc. - Class B (a)	143	38,991
Chubb Limited	123	24,116
CME Group Inc. - Class A	58	11,860
Comerica Inc.	371	27,233
JPMorgan Chase & Co.	175	19,662
LPL Financial Holdings Inc.	46	8,547
MetLife, Inc.	368	23,093
Morgan Stanley	305	23,188
The Goldman Sachs Group, Inc.	36	10,639
The Hartford Financial Services Group, Inc.	162	10,572
U.S. Bancorp	334	15,351
Voya Financial, Inc.	242	14,385
		298,713
Health Care 20.2%
AbbVie Inc.	163	24,909
Becton, Dickinson and Company	118	29,161
Danaher Corporation	55	13,947
Eli Lilly & Co.	60	19,364
Laboratory Corporation of America Holdings	30	6,986
McKesson Corporation	51	16,714
Medtronic Public Limited Company	259	23,222
Merck & Co., Inc.	276	25,158
Organon & Co.	241	8,147
Sanofi SA - ADR	439	21,982
UnitedHealth Group Incorporated	51	26,214
		215,804
Industrials 14.1%
Caterpillar Inc.	63	11,255
Eaton Corporation Public Limited Company	122	15,404
Howmet Aerospace Inc.	479	15,068
Hubbell Inc.	99	17,752
Ingersoll Rand Inc.	284	11,944
L3Harris Technologies, Inc.	57	13,701
Norfolk Southern Corporation	61	13,847
Northrop Grumman Systems Corp.	21	10,110
Quanta Services, Inc.	97	12,126
Raytheon BBN Technologies Corp.	308	29,634
		150,841
Energy 10.0%
ConocoPhillips	123	11,013
Devon Energy Corporation	75	4,136
EQT Corporation	177	6,098
Exxon Mobil Corporation	409	35,002
Halliburton Company	191	5,992
Hess Corporation	125	13,202
Marathon Petroleum Corporation	191	15,699
Valero Energy Corporation	142	15,087
		106,229
Information Technology 7.3%
Applied Materials, Inc.	69	6,256
Cisco Systems, Inc.	612	26,117
Corning Incorporated	305	9,598
Dolby Laboratories, Inc. - Class A	147	10,530
Hewlett Packard Enterprise Company	1,043	13,832
Qualcomm Incorporated	88	11,209
		77,542
Utilities 5.9%
Constellation Energy Group, Inc.	482	27,622
Exelon Corporation	458	20,739
Nextera Energy Partners, LP (b)	81	5,988
The AES Corporation	430	9,028
		63,377
Communication Services 4.4%
Alphabet Inc. - Class A (a)	5	10,600
Comcast Corporation - Class A	579	22,732
Interpublic Group of Cos. Inc.	277	7,623
Vodafone Group Public Limited Company - ADR (b)	376	5,851
		46,806
Consumer Discretionary 2.1%
General Motors Company (a)	247	7,851
International Game Technology PLC	799	14,835
		22,686
Consumer Staples 2.0%
British American Tobacco P.L.C. - ADR	297	12,734
PepsiCo, Inc.	50	8,375
		21,109
Materials 0.9%
Freeport-McMoRan Inc.	343	10,033
Total Common Stocks (cost $1,080,704)		1,013,140
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.0%
JNL Government Money Market Fund, 1.02% (c) (d)	32,181	32,181
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	2,795	2,795
Total Short Term Investments (cost $34,976)		34,976
Total Investments 98.2% (cost $1,115,680)		1,048,116
Other Assets and Liabilities, Net 1.8%		18,957
Total Net Assets 100.0%		1,067,073

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	1,013,140	—	—	1,013,140
Short Term Investments	34,976	—	—	34,976
	1,048,116	—	—	1,048,116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.1%
Mortgage-Backed Securities 27.0%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/48 - 02/01/52	26,777	26,580
3.50%, 06/01/48	138	135
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	47,135	46,846
3.50%, 03/01/48 - 02/01/50	4,801	4,682
3.00%, 03/01/50	4,148	3,902
TBA, 3.00%, 07/15/52 - 08/15/52 (a)	48,100	44,727
TBA, 2.50%, 08/15/52 (a)	4,000	3,590
TBA, 3.50%, 08/15/52 (a)	130,450	125,232
TBA, 4.00%, 08/15/52 (a)	80,270	78,981
TBA, 4.50%, 08/15/52 (a)	1,800	1,803
Government National Mortgage Association
TBA, 3.50%, 07/15/52 (a)	12,600	12,238
TBA, 4.00%, 08/15/52 (a)	6,900	6,851
TBA, 4.50%, 08/15/52 (a)	4,900	4,952
		360,519
U.S. Treasury Inflation Indexed Securities 4.4%
Treasury, United States Department of
0.38%, 01/15/27 - 07/15/27 (b)	1,107	1,103
0.75%, 07/15/28 - 02/15/45 (b)	6,550	6,206
0.88%, 01/15/29 - 02/15/47 (b)	12,224	12,080
0.25%, 07/15/29 - 02/15/50 (b)	18,640	17,511
0.13%, 07/15/30 - 07/15/31 (b)	7,881	7,505
2.13%, 02/15/40 - 02/15/41 (b)	532	618
0.63%, 02/15/43 (b)	377	333
1.38%, 02/15/44 (b)	496	506
1.00%, 02/15/46 - 02/15/49 (b)	13,382	12,795
		58,657
U.S. Treasury Note 4.3%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	36,364
2.63%, 01/31/26	10,300	10,150
2.38%, 03/31/29	11,900	11,391
		57,905
Sovereign 4.3%
Buenos Aires City S.A.
47.37%, (BADLAR + 3.25%), 03/29/24, ARS (d)	61,987	242
Colombia Government International Bond
4.00%, 02/26/24 (e)	4,012	3,882
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (f)	7,914	2,161
6.35%, 08/12/28, PEN (g)	338	83
6.35%, 08/12/28, PEN (f)	4,263	1,048
5.94%, 02/12/29, PEN (f)	1,869	445
5.94%, 02/12/29, PEN	5,932	1,416
6.95%, 08/12/31, PEN (f)	1,223	303
6.15%, 08/12/32, PEN	5,814	1,344
6.15%, 08/12/32, PEN (f)	1,070	247
5.40%, 08/12/34, PEN (f)	2,155	453
5.35%, 08/12/40, PEN (f)	1,522	297
Gobierno de la Provincia de Buenos Aires
42.03%, (BADLAR + 3.75%), 04/12/25, ARS (d) (g)	6,440	23
Ministry of Defence State of Israel
3.80%, 05/13/60 (g)	2,434	2,024
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 09/16/43 (g) (h) (i)	4,331	1,301
0.00%, 06/23/27 - 04/04/42 (f) (h) (i)	2,800	858
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i) (j)	300	16
Presidencia De La Nacion
40.18%, (BADLAR + 0.00%), 10/04/22, ARS (d)	154	—
15.50%, 10/17/26, ARS	63,437	73
1.00%, 07/09/29	563	127
0.50%, 07/09/30 (k)	6,961	1,590
1.13%, 07/09/35 - 07/09/46 (k)	4,464	950
2.00%, 01/09/38 (k)	3,720	1,046
2.50%, 07/09/41 (k)	2,665	703
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (g) (h) (i) (j)	5,970	483
Romania, Government of
2.13%, 03/07/28, EUR	1,200	1,032
1.75%, 07/13/30, EUR (f)	100	74
Russia Government Bond
0.00%, 03/31/30 (g) (h) (i) (k)	365	95
Russia Government International Bond
0.00%, 06/23/47 (g) (h) (i)	2,000	500
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	24,551
8.00%, 01/31/30, ZAR	10,200	545
8.25%, 03/31/32, ZAR	12,200	628
8.88%, 02/28/35, ZAR	8,800	453
8.75%, 02/28/49, ZAR	5,800	275
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	4,000	3,445
4.63%, 03/31/25, EUR	300	290
7.63%, 04/26/29	2,130	1,802
5.25%, 03/13/30	3,400	2,444
5.75%, 05/11/47	800	494
		57,743
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
1.40%, 03/25/23, ARS (l)	119,171	1,117
Municipal 0.0%
Puerto Rico, Commonwealth of
5.25%, 07/01/23	18	19
0.00%, 07/01/24 - 11/01/43	110	60
4.00%, 07/01/33 - 07/01/41	57	50
		129
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	28
Total Government And Agency Obligations (cost $572,420)		536,098
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.1%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 1.88%, (1 Month USD LIBOR + 0.26%), 09/25/36 (d) (k)	6,771	6,698
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 2.64%, (1 Month USD LIBOR + 1.02%), 04/25/34 (d) (k)	4,729	4,528
Alba PLC
Series 2006-D-2, 1.67%, (SONIA + 0.58%), 12/15/38, GBP (d) (g)	1,184	1,246
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 3.65%, (1 Month USD LIBOR + 2.03%), 07/25/35 (d) (k)	2,925	2,843
Series 2005-A3-38, REMIC, 2.32%, (1 Month USD LIBOR + 0.70%), 09/25/35 (d) (k)	265	235
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	774	641
Series 2005-2A3A-AR1, REMIC, 2.32%, (1 Month USD LIBOR + 0.70%), 10/25/35 (d) (k)	8,321	7,435
Series 2005-1A1-59, REMIC, 2.27%, (1 Month USD LIBOR + 0.66%), 11/20/35 (d) (k)	1,681	1,508
Series 2005-A1-81, REMIC, 2.18%, (1 Month USD LIBOR + 0.56%), 02/25/36 (d) (k)	839	715
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,191	2,089
Series 2006-1A1A-OA17, REMIC, 1.79%, (1 Month USD LIBOR + 0.39%), 12/20/46 (d) (k)	1,574	1,388
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,953	1,708
Atrium XII LLC
Series AR-12A, 1.97%, (3 Month USD LIBOR + 0.83%), 04/22/27 (d)	4,744	4,676
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 1.44%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (f)	7,703	6,792
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 2.52%, (1 Month USD LIBOR + 1.20%), 03/15/34 (d)	7,010	6,770

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 2.29%, (1 Month USD LIBOR + 0.68%), 02/20/35 (d) (k)	4,089	3,903
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	386	379
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 6.64%, 04/26/37 (d)	3,712	2,170
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 10/25/35 (d) (k)	2,365	2,307
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	1,051
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 2.97%, (1 Month USD LIBOR + 1.65%), 10/16/23 (d)	2,200	2,051
Series 2021-D-ARIA, REMIC, 3.22%, (1 Month USD LIBOR + 1.90%), 10/16/23 (d)	2,400	2,235
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 1.86%, (1 Month USD LIBOR + 0.24%), 07/25/36 (d) (k)	7,130	6,291
CBAM 2018-5 Ltd
Series 2018-A-5A, 2.06%, (3 Month USD LIBOR + 1.02%), 04/17/31 (d)	1,100	1,076
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 10/25/36 (d) (k)	6,117	5,381
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 1.29%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (f) (k)	281	269
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,268	646
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	202	202
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,281
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	2,950	2,826
Series 2013-1A4-2, REMIC, 2.88%, 11/25/37 (d)	3,893	3,471
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	117	117
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	4,301	4,105
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,136	1,447
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.05%, 08/26/36 (d)	1,391	1,347
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 3.06%, 06/26/36 (d)	2,204	1,805
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	509	309
CWABS Asset-Backed Certificates Trust
Series 2006-2A4-20, REMIC, 1.85%, (1 Month USD LIBOR + 0.23%), 09/25/35 (d) (k)	14,200	13,365
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 1.76%, (1 Month USD LIBOR + 0.14%), 05/25/35 (d) (k)	970	954
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 2.90%, (1 Month USD LIBOR + 1.28%), 07/25/34 (d) (k)	819	799
Series 2004-M4-AB2, REMIC, 2.90%, (1 Month USD LIBOR + 1.28%), 11/25/34 (d) (k)	2,320	1,891
Series 2005-MV6-7, REMIC, 2.82%, (1 Month USD LIBOR + 1.20%), 08/25/35 (d) (k)	4,000	3,633
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 2.02%, (1 Month USD LIBOR + 0.40%), 04/25/46 (d) (k)	2,582	2,246
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	331	324
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 2.60%, (1 Month USD LIBOR + 0.98%), 01/25/36 (d) (k)	5,905	5,222
Eurosail PLC
Series 2007-A3A-6NCX, 1.90%, (SONIA + 0.82%), 09/13/45, GBP (d) (g)	36	42
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 1.75%, (SONIA + 0.67%), 06/13/45, GBP (d) (g)	11,954	11,658
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	12,821	12,501
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 1.76%, (1 Month USD LIBOR + 0.14%), 01/25/37 (d) (k)	15,345	9,123
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 2.01%, (3 Month USD LIBOR + 0.97%), 10/15/30 (d)	7,000	6,857
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.31%, (1 Month USD LIBOR + 0.69%), 10/25/35 (d) (k)	8,797	7,579
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 03/25/36 (d) (k)	3,956	2,067
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 9.29%, 04/28/37 (d)	23,904	7,882
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.02%, (1 Month USD LIBOR + 0.40%), 06/25/34 (d)	4,444	3,780
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (d) (k)	2,993	2,801
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 2.00%, (1 Month USD LIBOR + 0.40%), 07/21/36 (d) (k)	3,915	2,245
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/43	174	174
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 2.07%, (SONIA + 1.05%), 05/25/53, GBP (d) (f) (k)	5,849	7,116
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 3.26%, (3 Month USD LIBOR + 1.76%), 05/23/39 (d)	9,846	9,428
ican fund
Series 2000-2A-1, REMIC, 2.26%, (1 Month USD LIBOR + 0.64%), 03/25/30 (d)	1,295	1,132
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.05%, 06/25/36 (d)	2,410	1,640
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 2.02%, (1 Month USD LIBOR + 0.40%), 05/25/35 (d)	981	672
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 10/25/36 (d) (k)	1,126	1,050
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 2.70%, (1 Month USD LIBOR + 1.08%), 07/25/35 (d)	8,864	8,673
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (d)	2,600	2,551
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 2.77%, (1 Month USD LIBOR + 1.45%), 11/17/36 (d) (k)	17,100	16,398
LUXE Trust 2021-TRIP
Series 2021-D-MLBH, REMIC, 3.37%, (1 Month USD LIBOR + 2.05%), 11/15/24 (d)	8,500	8,106
Mansard Mortgages PLC
Series 2006-B1-1X, 1.67%, (SONIA + 1.22%), 10/15/48, GBP (d) (g)	4,188	4,758
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 2.52%, (1 Month USD LIBOR + 0.90%), 01/25/35 (d) (k)	5,728	5,649
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (f) (k)	1,202	963
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,661
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-D-SUN, REMIC, 2.97%, (1 Month USD LIBOR + 1.65%), 07/16/35 (d) (k)	9,562	9,085
Morgan Stanley Capital I Trust 2021-230P
Series 2021-D-230P, REMIC, 3.70%, (1 Month USD LIBOR + 2.38%), 12/08/23 (d)	2,929	2,802

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2021-E-230P, REMIC, 4.40%, (1 Month USD LIBOR + 3.08%), 12/08/23 (d)	5,417	5,082
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.66%, 07/28/48 (d)	4,039	3,963
Navient Funding, LLC
Series 2006-A5-B, REMIC, 2.10%, (3 Month USD LIBOR + 0.27%), 12/15/39 (d)	1,691	1,618
Newgate Funding PLC
Series 2007-A3-2X, 1.75%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (d) (g)	4,106	4,628
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 03/25/37 (d) (k)	40,135	16,354
Pagaya AI Debt Selection Trust 2021-5
Series 2021-A-5, 1.53%, 08/15/29	5,819	5,655
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 2.28%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	2,336	2,293
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 2.66%, (1 Month USD LIBOR + 1.04%), 05/25/35 (d) (k)	4,461	3,892
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 2.48%, (1 Month USD LIBOR + 0.86%), 08/25/35 (d) (k)	4,413	4,178
PFP 2019-6, Ltd.
Series 2019-A-6, 2.56%, (1 Month USD LIBOR + 1.05%), 04/16/37 (d) (k)	94	94
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 1.87%, (1 Month USD LIBOR + 0.25%), 06/25/37 (d) (k)	104	104
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (d)	897	799
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 2.42%, (1 Month USD LIBOR + 0.80%), 03/25/35 (d) (k)	818	735
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 2.27%, (1 Month USD LIBOR + 0.65%), 01/25/35 (d) (k)	439	427
Series 2005-M2-FR3, REMIC, 2.60%, (1 Month USD LIBOR + 0.98%), 04/25/35 (d) (k)	1,184	908
Series 2006-M3-OP1, REMIC, 2.24%, (1 Month USD LIBOR + 0.62%), 10/25/35 (d) (k)	11,825	11,630
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 2.33%, (1 Month USD LIBOR + 0.71%), 10/25/35 (d) (k)	4,975	4,642
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (k)	1,140	1,007
SMB Private Education Loan Trust 2022-B
Series 2022-A1B-B, REMIC, 1.83%, (SOFR 30-Day Average + 1.45%), 02/16/55 (d)	3,600	3,581
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	3,600	3,510
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 2.46%, (1 Month USD LIBOR + 0.84%), 08/25/35 (d) (k)	8,000	7,429
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 06/25/37 (d) (k)	18,933	11,853
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 3.09%, (SONIA + 2.00%), 03/12/52, GBP (d) (g) (k)	3,200	3,803
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 1.82%, (1 Month USD LIBOR + 0.20%), 06/25/37 (d) (k)	15,671	11,894
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 3.63%, (3 Month USD LIBOR + 1.57%), 09/20/39 (d)	2,107	2,008
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,286	2,247
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	838	834
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 2.40%, (1 Month USD LIBOR + 0.78%), 06/25/45 (d) (k)	2,307	2,213
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.87%, (1 Month USD LIBOR + 0.25%), 04/25/37 (d) (k)	35,571	15,042
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 2.95%, 09/25/35 (d)	1,546	1,433
Series 2007-4A2-OA3, REMIC, 1.18%, (12 Month Treasury Average + 0.70%), 04/25/47 (d)	1,216	1,045
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 2.10%, (1 Month USD LIBOR + 0.85%), 12/15/31 (d) (k)	3,065	3,003
Series 2017-B-HSDB, REMIC, 2.35%, (1 Month USD LIBOR + 1.10%), 12/15/31 (d) (k)	2,542	2,440
Series 2017-D-HSDB, REMIC, 3.10%, (1 Month USD LIBOR + 1.84%), 12/15/31 (d) (k)	178	165
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.77%, 12/25/37 (d)	674	613
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	244	243
Total Non-U.S. Government Agency Asset-Backed Securities (cost $446,543)		416,133
CORPORATE BONDS AND NOTES 26.8%
Financials 9.6%
Ally Financial Inc.
8.00%, 11/01/31	2	2
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	2,605	2,142
Banco de Credito del Peru
4.65%, 09/17/24, PEN (f)	1,800	430
Barclays PLC
6.38%, (100, 12/15/25), GBP (g) (m)	3,480	3,897
7.13%, (100, 06/15/25), GBP (m) (n)	600	700
7.25%, (100, 03/15/23), GBP (g) (m) (n)	2,900	3,468
7.75%, (100, 09/15/23) (m) (n)	5,700	5,579
7.88%, (100, 09/15/22), GBP (g) (m) (n)	200	244
7.63%, 11/21/22	220	222
4.97%, 05/16/29 (n)	200	196
Corsair International Limited
5.31%, (6 Month EURIBOR + 4.85%), 11/24/26, EUR (d) (o)	1,000	982
5.20%, (6 Month EURIBOR + 5.20%), 01/28/29, EUR (d) (f) (o)	1,000	993
Credit Suisse Group AG
7.13%, (100, 07/29/22) (g) (m) (n)	200	200
7.25%, (100, 09/12/25) (f) (m)	200	174
7.50%, (100, 07/17/23) (f) (m)	1,100	1,015
7.50%, (100, 07/17/23) (g) (m)	3,300	3,045
7.50%, (100, 12/11/23) (f) (m) (n)	2,600	2,470
6.50%, 08/08/23 (f) (n)	1,800	1,800
3.09%, 05/14/32 (f)	1,250	1,000
Deutsche Bank Aktiengesellschaft
3.96%, 11/26/25	2,958	2,857
3.04%, 05/28/32 (n)	9,500	7,491
Ford Motor Credit Company LLC
2.98%, 08/03/22	400	400
3.55%, 10/07/22	928	925
2.75%, 06/14/24, GBP	1,900	2,130
1.74%, 07/19/24, EUR	800	774
0.35%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (d)	100	97
5.13%, 06/16/25	4,500	4,300
3.25%, 09/15/25, EUR	1,100	1,053
3.38%, 11/13/25	7,500	6,752
2.33%, 11/25/25, EUR	1,700	1,575
HSBC Holdings PLC
6.00%, (100, 09/29/23), EUR (g) (m) (n)	200	207
3.97%, 05/22/30	600	553
2.85%, 06/04/31 (n)	5,040	4,265
ING Groep N.V.
4.88% (g) (m) (n)	3,424	2,799
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (g) (m) (n)	8,300	8,241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (g) (m) (n)	5,342	5,244
7.50%, (100, 09/27/25) (m) (n)	1,500	1,465
7.63%, (100, 06/27/23), GBP (g) (m) (n)	1,650	2,001
7.88%, (100, 06/27/29), GBP (g) (m) (n)	1,800	2,158
Nationwide Building Society
10.25%, GBP (m)	445	791
4.30%, 03/08/29 (f)	1,600	1,529
NatWest Group PLC
6.00%, (100, 12/29/25) (m) (n)	5,884	5,457
NatWest Markets PLC
8.00%, (100, 08/10/25) (m) (n)	300	297
Owl Rock Capital Corporation
2.88%, 06/11/28	4,600	3,621
Rio Oil Finance Trust
9.25%, 07/06/24 (g) (k)	81	84
8.20%, 04/06/28 (f)	224	231
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (g) (m) (n)	2,780	3,244
3.82%, 11/03/28 (n)	1,800	1,671
Sitka Holdings, LLC
5.51%, (3 Month USD LIBOR + 4.50%), 07/06/26 (d) (f)	975	943
SLM Corporation
5.50%, 01/25/23	1,590	1,579
Societe Generale
7.38%, (100, 10/04/23) (f) (m) (n)	900	868
7.88%, (100, 12/18/23) (f) (m) (n)	200	196
Springleaf Finance Corporation
5.63%, 03/15/23	2,745	2,719
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (g) (k) (m)	4,401	4,462
Syngenta Finance N.V.
4.89%, 04/24/25 (f) (p)	943	940
5.18%, 04/24/28 (f) (p)	200	199
The Royal Bank of Scotland Group Public Limited Company
4.89%, 05/18/29 (n)	200	194
5.08%, 01/27/30 (n)	2,800	2,746
4.45%, 05/08/30 (n)	2,000	1,886
UniCredit S.p.A.
7.83%, 12/04/23 (f)	6,140	6,353
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (f)	2,540	2,326
Wells Fargo & Company
3.90%, (100, 03/15/26) (m)	3,100	2,670
		128,852
Consumer Discretionary 3.8%
Carvana Co.
5.50%, 04/15/27 (f)	120	78
4.88%, 09/01/29 (e) (f)	1,400	800
10.25%, 05/01/30 (e) (f)	3,600	2,950
Expedia Group, Inc.
4.63%, 08/01/27 (p)	1,400	1,345
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (f)	8,500	7,059
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,064
Magallanes, Inc.
4.28%, 03/15/32 (f)	1,500	1,340
Marriott International, Inc.
4.63%, 06/15/30 (p)	66	63
MCE Finance Limited
5.38%, 12/04/29 (f)	800	482
MGM China Holdings Limited
5.88%, 05/15/26 (f)	1,200	911
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (k)	126	156
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (f)	2,000	1,892
4.35%, 09/17/27 (f)	4,300	3,939
4.81%, 09/17/30 (f)	300	266
Prosus N.V.
3.06%, 07/13/31 (g)	200	147
4.19%, 01/19/32 (f)	700	563
4.99%, 01/19/52 (f)	600	432
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (f)	954	958
11.50%, 06/01/25 (f)	2,424	2,491
Sands China Ltd.
5.13%, 08/08/25 (k) (p)	6,033	5,082
3.80%, 01/08/26 (k) (p)	400	321
5.40%, 08/08/28 (k) (p)	2,000	1,539
4.88%, 06/18/30 (k) (p)	1,600	1,167
Studio City Company Limited
7.00%, 02/15/27 (f)	400	344
Viking Cruises Limited
13.00%, 05/15/25 (f)	1,600	1,641
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	4,875	4,462
5.25%, 05/15/27 (e) (f)	4,300	3,682
Wynn Macau, Limited
5.13%, 12/15/29 (f)	1,400	870
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (f)	4,600	4,475
		50,519
Communication Services 3.5%
Altice Financing S.A.
5.75%, 08/15/29 (f)	1,275	1,023
Charter Communications Operating, LLC
4.80%, 03/01/50	438	346
4.40%, 12/01/61	3,600	2,591
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,490	1,168
5.75%, 12/01/28 (f)	1,490	1,103
iHeartCommunications, Inc.
6.38%, 05/01/26 (e)	1,100	1,019
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (f)	9,103	7,514
Netflix, Inc.
4.63%, 05/15/29, EUR (g)	500	493
3.88%, 11/15/29, EUR (g)	809	762
5.38%, 11/15/29 (f)	118	112
3.63%, 06/15/30, EUR (g)	8,611	7,780
4.88%, 06/15/30 (f)	300	275
Sprint Corporation
6.00%, 11/15/22	100	101
7.88%, 09/15/23	15,367	15,872
7.13%, 06/15/24	1,600	1,646
7.63%, 03/01/26 (e)	47	50
Windstream Escrow, LLC
7.75%, 08/15/28 (f)	6,439	5,188
		47,043
Utilities 3.1%
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,751
4.25%, 08/01/23 - 03/15/46	5,580	5,234
3.40%, 08/15/24	721	694
3.50%, 06/15/25	577	548
3.45%, 07/01/25	963	905
2.95%, 03/01/26	690	625
3.30%, 03/15/27 - 12/01/27	1,347	1,187
3.00%, 06/15/28	3,343	2,869
3.75%, 07/01/28 (e)	976	855
4.55%, 07/01/30	7,255	6,446
4.40%, 03/01/32	1,000	867
4.50%, 07/01/40 - 12/15/41	888	684
4.45%, 04/15/42	237	178
3.75%, 08/15/42	38	26
4.60%, 06/15/43	108	82
4.75%, 02/15/44	209	159
4.30%, 03/15/45	11,143	8,109
4.00%, 12/01/46	30	21
3.95%, 12/01/47	700	486
4.95%, 07/01/50	3,530	2,796
5.25%, 03/01/52	1,000	831
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	480	480
4.38%, 06/01/39	530	517
4.45%, 12/01/47	2,800	2,829
4.67%, 12/01/51	600	602
Southern California Edison Company
4.88%, 03/01/49	500	454
		41,235
Industrials 1.7%
Air Canada
4.63%, 08/15/29, CAD (f)	2,600	1,722
American Airlines, Inc.
5.50%, 04/20/26 (f)	1,700	1,566
Bombardier Inc.
7.50%, 03/15/25 (f)	1,455	1,315
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (f)	6,000	4,100
Delta Air Lines, Inc.
7.00%, 05/01/25 (f)	614	622
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (f)	718	678
General Electric Company
5.16%, (3 Month USD LIBOR + 3.33%), (100, 09/15/22) (d) (m)	1,468	1,282
Park Aerospace Holdings Limited
4.50%, 03/15/23 (f)	4,325	4,344
Rolls-Royce Group PLC
4.63%, 02/16/26, EUR (g)	700	688
The Boeing Company
5.15%, 05/01/30 (p)	1,117	1,072
5.71%, 05/01/40 (p)	1,929	1,803
5.81%, 05/01/50 (p)	1,497	1,372
5.93%, 05/01/60 (p)	2,230	2,019
United Airlines Pass Through Trust
4.63%, 04/15/29 (f)	600	509
		23,092
Health Care 1.7%
Centene Corporation
2.45%, 07/15/28	3,900	3,253
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	1,134	1,033
5.63%, 03/15/27 (f)	4,746	4,017
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (f)	6,500	6,318
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	5,000	4,279
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (f)	3,700	3,625
		22,525
Information Technology 1.4%
Broadcom Inc.
4.15%, 11/15/30	330	303
2.45%, 02/15/31 (f)	1,400	1,123
4.30%, 11/15/32	859	781
2.60%, 02/15/33 (f)	2,000	1,544
3.42%, 04/15/33 (f)	300	248
3.47%, 04/15/34 (f)	2,845	2,311
3.14%, 11/15/35 (f)	2,081	1,580
3.19%, 11/15/36 (f)	68	52
4.93%, 05/15/37 (f)	1,604	1,441
3.50%, 02/15/41 (f)	1,800	1,360
3.75%, 02/15/51 (e) (f)	700	519
Citrix Systems, Inc.
3.30%, 03/01/30	192	187
Commscope Finance LLC
8.25%, 03/01/27 (f)	8,000	6,366
Oracle Corporation
4.00%, 07/15/46	66	49
3.85%, 04/01/60	234	160
		18,024
Energy 1.3%
Gaz Capital S.A.
2.95%, 01/24/24, EUR (g)	4,380	1,469
4.95%, 03/23/27 (g)	800	232
Gaz Finance PLC
3.00%, 06/29/27 (g)	200	58
2.95%, 01/27/29 (f)	6,400	1,760
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (g)	2	2
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (g) (h) (i) (j)	1,290	68
Petróleos Mexicanos
5.95%, 01/28/31	1,180	859
6.70%, 02/16/32	12,389	9,446
7.69%, 01/23/50	270	181
6.95%, 01/28/60 (e)	1,514	937
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (g)	700	699
Topaz Solar Farms LLC
4.88%, 09/30/39 (f)	65	57
5.75%, 09/30/39 (f)	705	640
Transocean Guardian Limited
5.88%, 01/15/24 (f)	23	21
Transocean Inc
7.25%, 11/01/25 (f)	150	112
7.50%, 01/15/26 (f)	259	183
8.00%, 02/01/27 (f)	340	228
Valaris Limited
8.25%, 04/30/28 (f) (q)	16	15
Valaris PLC
8.25%, 04/30/28 (q)	21	20
Western Midstream Operating, LP
2.12%, (3 Month USD LIBOR + 0.85%), 01/13/23 (d) (p)	124	123
		17,110
Real Estate 0.6%
Country Garden Holdings Company Limited
5.13%, 01/17/25 (g)	1,800	973
EPR Properties
4.75%, 12/15/26	32	30
4.95%, 04/15/28	90	82
GLP Financing, LLC
5.25%, 06/01/25	54	53
5.30%, 01/15/29	268	256
Kennedy Wilson Europe Real Est PLC
3.25%, 11/12/25, EUR (g)	3,000	2,908
MPT Operating Partnership, L.P.
3.69%, 06/05/28, GBP	300	317
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	156
Uniti Group Inc.
7.88%, 02/15/25 (f)	3,171	3,060
6.50%, 02/15/29 (f)	507	371
		8,206
Consumer Staples 0.1%
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (f)	2,300	1,862
Sovereign 0.0%
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (f)	200	196
Total Corporate Bonds And Notes (cost $432,764)		358,664
SENIOR FLOATING RATE INSTRUMENTS 7.9%
Industrials 3.3%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	5,700	5,427
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 8.30%, (3 Month USD LIBOR + 6.75%), 11/28/23 (d)	3,630	3,597
TransDigm, Inc.
2020 Term Loan F, 3.31%, (1 Month USD LIBOR + 2.25%), 06/09/23 (d)	3,949	3,737
2020 Term Loan, 3.31%, (3 Month USD LIBOR + 2.25%), 08/22/24 (d)	3,456	3,326
2020 Term Loan E, 3.31%, (1 Month USD LIBOR + 2.25%), 05/30/25 (d)	8,117	7,696

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 5.07%, (3 Month USD LIBOR + 3.50%), 04/04/25 (d)	4,936	4,719
2021 Term Loan B, 5.07%, (3 Month USD LIBOR + 3.50%), 02/16/27 (d)	12,650	12,084
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (d)	3,358	3,112
		43,698
Communication Services 1.5%
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (d)	4,220	3,796
iHeartCommunications, Inc.
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 05/01/26 (d)	4,382	4,061
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (d)	2,567	2,349
PUG LLC
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 01/31/27 (d)	96	86
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25 (o)	5,663	5,663
Syniverse Holdings, Inc.
2022 Term Loan, 8.29%, (3 Month Term SOFR + 7.00%), 05/06/27 (d)	204	180
Univision Communications Inc.
Term Loan C5, 3.81%, (1 Month USD LIBOR + 2.75%), 03/15/24 (d)	2,982	2,924
Windstream Services, LLC
2020 Exit Term Loan B, 7.31%, (1 Month USD LIBOR + 6.25%), 08/24/27 (d)	552	514
Zayo Group Holdings, Inc.
USD Term Loan , 4.06%, (1 Month USD LIBOR + 3.00%), 02/18/27 (d)	1,158	1,064
		20,637
Consumer Discretionary 1.4%
Aramark Services, Inc.
2018 Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/25 (d)	93	89
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 12/23/24 (d)	10,720	10,302
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (d)	691	665
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (d)	2,899	2,787
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (d)	784	726
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (d)	1,059	948
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (d)	3,474	3,260
		18,777
Financials 1.0%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.35%, (1 Month USD LIBOR + 1.75%), 01/15/25 (d)	31	29
Term Loan, 3.10%, (3 Month USD LIBOR + 1.50%), 02/05/27 (d)	33	31
Ineos Finance PLC
Term Loan, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (d)	12,783	12,767
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 06/28/24 (d)	21	13
2020 Take Back Term Loan, 2.06%, (1 Month USD LIBOR + 3.00%), 06/30/25 (d)	66	33
		12,873
Health Care 0.4%
Amsurg
Term Loan , 0.00%, 04/30/27 (o) (r)	262	247
Term Loan , 8.88%, (3 Month Term SOFR + 7.88%), 04/30/27 (d) (o)	1,438	1,359
Term Loan, 13.00%, (3 Month Term SOFR + 12.00%), 04/30/27 (d)	3,418	3,156
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/09/25 (d)	87	81
		4,843
Information Technology 0.3%
MH Sub I, LLC
2017 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.50%), 08/09/24 (d)	3,738	3,512
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 2.81%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	117	111
SS&C Technologies Inc.
2018 Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	154	146
		3,769
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.76%, (3 Month USD LIBOR + 3.75%), 10/02/26 (d)	445	411
Energy 0.0%
Westmoreland Coal Company
Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (d)	73	42
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 2.76%, (3 Month USD LIBOR + 1.75%), 06/01/24 (d)	25	24
Total Senior Floating Rate Instruments (cost $112,316)		105,074
COMMON STOCKS 1.1%
Communication Services 0.4%
Clear Channel Outdoor Holdings, Inc. (h)	515	551
iHeartMedia, Inc. (h) (j)	91	647
iHeartMedia, Inc. - Class A (h)	124	982
Intelsat Jackson Holdings, Ltd. (h) (o)	124	3,585
		5,765
Consumer Discretionary 0.4%
NMG Parent LLC (h) (o)	32	5,505
Energy 0.1%
Noble Finance Company (h)	63	1,600
Valaris Limited (e) (h)	3	131
Westmoreland Coal Company (h) (o)	1	—
		1,731
Financials 0.1%
Credit Suisse Group AG - Class N	92	526
Voyager Common Shares (h) (o)	—	—
Voyager Preferred Units (h) (o)	2	694
		1,220
Real Estate 0.1%
CBL & Associates Properties, Inc. (e) (h)	—	7
Uniti Group Inc.	55	514
		521
Total Common Stocks (cost $14,444)		14,742
RIGHTS 0.2%
Intelsat Jackson Holdings, Ltd. (h) (o)	13	64
Intelsat Jackson Holdings, Ltd. (h) (o)	13	64
Windstream Services, LLC (h) (o)	109	2,321
Total Rights (cost $898)		2,449
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (h) (o)	—	1
Intelsat Jackson Holdings, Ltd. (h) (o)	1	4
Total Warrants (cost $7)		5
OTHER EQUITY INTERESTS 0.0%
Intelsat Jackson Holdings S.A. (h) (o) (s)	4,728	—
Intelsat Jackson Holdings S.A. (h) (o) (s)	4,558	—
Intelsat Jackson Holdings S.A. (h) (o) (s)	3,661	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 10.1%
U.S. Treasury Bill 9.3%
Treasury, United States Department of
0.22%, 07/07/22 (t)	2,300	2,300
0.75%, 07/12/22 (c) (t)	6,500	6,498
0.68%, 07/19/22 (c) (t)	10,200	10,194
0.37%, 07/21/22 (c) (t)	5,900	5,896
0.93%, 07/26/22 (c) (t)	55,800	55,759
0.95%, 09/01/22 (c) (t)	700	698
1.77%, 09/29/22 (t)	40,200	40,032
1.73%, 10/04/22 (c) (t)	3,300	3,284
		124,661
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 1.41% (u) (v)	8,690	8,690
Treasury Securities 0.2%
Presidencia De La Nacion
41.48%, 09/30/22, ARS (t)	628,700	2,185
49.56%, 10/31/22, ARS (t)	42,140	139
		2,324
Total Short Term Investments (cost $136,432)		135,675
Total Investments 117.3% (cost $1,715,824)		1,568,840
Other Derivative Instruments (1.1)%		(14,430)
Other Assets and Liabilities, Net (16.2)%		(216,652)
Total Net Assets 100.0%		1,337,758

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $276,205.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of June 30, 2022.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $159,830 and 11.9% of the Fund.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) The coupon rate represents the yield to maturity.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba PLC, Series 2006-D-2, 1.67%, 12/15/38	02/19/20	1,462	1,246	0.1
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,502	3,897	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	3,969	3,468	0.3
Barclays PLC, 7.88% (callable at 100, 09/15/22)	06/30/21	280	244	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	113	83	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	12/15/21	1,635	973	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	200	200	—
Credit Suisse Group AG, 7.50% (callable at 100, 07/17/23)	06/10/21	3,446	3,045	0.2
Eurosail PLC, Series 2007-A3A-6NCX, 1.90%, 09/13/45	10/15/18	47	42	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 1.75%, 06/13/45	09/02/20	13,855	11,658	0.9
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	4,996	1,469	0.1
Gaz Capital S.A., 4.95%, 03/23/27	01/20/21	884	232	—
Gaz Finance PLC, 3.00%, 06/29/27	02/03/21	204	58	—
Gobierno de la Provincia de Buenos Aires, 42.03%, 04/12/25	09/19/19	46	23	—
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	231	207	—
ING Groep N.V., 4.88%	01/14/21	3,505	2,799	0.2
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	01/07/21	11,872	8,241	0.6
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,742	2,908	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	6,705	5,244	0.4
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,130	2,001	0.1
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,934	2,158	0.2
Mansard Mortgages PLC, Series 2006-B1-1X, 1.67%, 10/15/48	02/19/20	5,309	4,758	0.4
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,829	2,024	0.2
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	105	106	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	190	208	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/01/22	139	119	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	792	744	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	129	124	—
Netflix, Inc., 4.63%, 05/15/29	10/23/18	574	493	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	762	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,085	7,780	0.6
Newgate Funding PLC, Series 2007-A3-2X, 1.75%, 12/15/50	11/28/17	5,242	4,628	0.3
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	2	2	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	26	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	26	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	16	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	16	—
Prosus N.V., 3.06%, 07/13/31	10/15/21	193	147	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	150	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	108	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	87	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	29	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	73	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	31	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	5	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	83	84	—
Rolls-Royce Group PLC, 4.63%, 02/16/26	10/21/21	887	688	0.1
Russia Government Bond, 0.00%, 03/31/30	04/01/22	153	95	—
Russia Government International Bond, 0.00%, 06/23/47	04/11/22	512	500	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,768	3,244	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	701	699	0.1
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,417	4,462	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 3.09%, 03/12/52	01/05/21	4,368	3,803	0.3
		112,917	86,233	6.4

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Schatz	249	September 2022	AUD	29,716	134	(76)
Italy Government BTP Bond	229	September 2022	EUR	28,937	703	(806)
United States 10 Year Note	613	September 2022		73,561	623	(901)
United States 10 Year Ultra Bond	83	September 2022		10,739	110	(167)
United States 2 Year Note	15	October 2022		3,160	8	(10)
United States 5 Year Note	17	October 2022		1,913	12	(5)
					1,590	(1,965)
Short Contracts
Euro Bund	(78)	September 2022	EUR	(11,940)	(294)	359
Long Gilt	(11)	September 2022	GBP	(1,299)	(25)	57
United States Long Bond	(316)	September 2022		(44,038)	(533)	233
United States Ultra Bond	(254)	September 2022		(39,612)	(595)	408
					(1,447)	1,057

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.32	(M)	03/30/23	MXN	756,500	(18)	267
28-Day MEXIBOR (M)	Receiving	8.68	(M)	04/03/24	MXN	112,800	(7)	79
28-Day MEXIBOR (M)	Receiving	8.66	(M)	04/04/24	MXN	45,900	(3)	33
28-Day MEXIBOR (M)	Receiving	8.75	(M)	04/05/24	MXN	41,700	(3)	27
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	(2)	16
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	(2)	9
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	9
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(1)	36
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	6
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	(2)	4
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	(8)	15
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	(2)	4
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	(5)	13
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	7
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(6)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	(25)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	(1)
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(5)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(3)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	1	(49)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	1	(97)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	135,800	3	(203)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	1	(47)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	1	(48)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	63,300	1	(94)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	2	(319)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	(39)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	21	(2,011)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	4	(365)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	4	(363)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	7	(616)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	2	(149)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(5)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	1	(52)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	1	(86)
3M JIBAR (Q)	Receiving	5.97	(Q)	03/10/26	ZAR	500	—	2
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	—	(50)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	—	(175)
3M JIBAR (Q)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	—	(121)
3M JIBAR (Q)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	—	(69)
3M LIBOR (Q)	Receiving	2.50	(Q)	12/18/24		2,400	(7)	251
3M LIBOR (Q)	Receiving	2.50	(Q)	12/20/24		1,600	(5)	168
3M LIBOR (Q)	Receiving	2.50	(Q)	12/20/24		11,000	(36)	1,154
3M LIBOR (Q)	Receiving	1.30	(Q)	03/16/25		7,600	(27)	668
3M LIBOR (Q)	Receiving	1.30	(Q)	03/18/25		7,600	(26)	670
3M LIBOR (Q)	Receiving	0.93	(Q)	05/06/26		3,500	(18)	270
3M LIBOR (Q)	Receiving	0.50	(Q)	06/16/26		35,800	(172)	2,869
3M LIBOR (Q)	Receiving	3.00	(Q)	06/19/26		59,100	(318)	8,448
3M LIBOR (Q)	Receiving	1.01	(Q)	06/24/26		5,700	(29)	440
3M LIBOR (Q)	Receiving	1.25	(Q)	12/15/26		1,200	(7)	116
3M LIBOR (Q)	Receiving	1.74	(Q)	12/16/26		2,700	(14)	344
3M LIBOR (Q)	Receiving	1.35	(Q)	01/20/27		11,500	(67)	834
3M LIBOR (Q)	Receiving	1.45	(Q)	02/17/27		8,300	(50)	572
3M LIBOR (Q)	Receiving	1.42	(Q)	02/24/27		6,200	(38)	436
3M LIBOR (Q)	Receiving	1.24	(Q)	05/12/28		1,800	(12)	175
3M LIBOR (Q)	Receiving	2.25	(Q)	06/20/28		2,000	(12)	325
3M LIBOR (Q)	Receiving	2.25	(Q)	06/20/28		11,100	(71)	1,796
3M LIBOR (Q)	Receiving	1.50	(Q)	01/12/29		1,980	(12)	183
3M LIBOR (Q)	Receiving	2.00	(Q)	12/10/29		1,800	(13)	317
3M LIBOR (Q)	Receiving	1.50	(Q)	12/18/29		3,600	(25)	597
3M LIBOR (Q)	Receiving	1.75	(Q)	01/15/30		5,900	(41)	1,017
3M LIBOR (Q)	Receiving	2.00	(Q)	02/12/30		3,500	(26)	625
3M LIBOR (Q)	Receiving	2.00	(Q)	03/10/30		1,700	(12)	305
3M LIBOR (Q)	Receiving	1.43	(Q)	03/17/30		3,800	(26)	636
3M LIBOR (Q)	Receiving	1.25	(Q)	06/17/30		69,000	(506)	11,422
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(13)	261
3M LIBOR (Q)	Receiving	0.75	(Q)	06/16/31		33,500	(242)	3,615
3M LIBOR (Q)	Receiving	1.45	(Q)	07/16/31		33,100	(274)	4,236
3M LIBOR (Q)	Receiving	2.00	(Q)	01/15/50		500	(5)	182
3M LIBOR (Q)	Receiving	1.63	(Q)	01/16/50		900	(8)	305
3M LIBOR (Q)	Receiving	1.75	(Q)	01/22/50		2,300	(20)	798
3M LIBOR (Q)	Receiving	1.63	(Q)	02/03/50		11,500	(97)	3,894
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(39)	1,527
3M LIBOR (Q)	Receiving	1.25	(Q)	06/16/51		4,800	(31)	667

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.04	(Q)	06/28/52		600	(4)	230
3M LIBOR (S)	Paying	1.27	(S)	11/04/23		118,800	147	(517)
3M LIBOR (S)	Paying	1.38	(S)	01/04/27		34,000	179	(2,414)
3M LIBOR (S)	Paying	1.43	(S)	01/18/27		3,400	20	(236)
3M LIBOR (S)	Paying	1.44	(S)	01/18/27		3,600	19	(247)
3M LIBOR (S)	Paying	1.55	(S)	01/20/27		50,900	300	(3,083)
3M LIBOR (S)	Paying	1.58	(S)	02/16/27		3,500	21	(221)
3M LIBOR (S)	Paying	1.70	(S)	02/17/27		33,200	203	(1,805)
3M LIBOR (S)	Paying	1.65	(S)	02/24/27		20,600	126	(1,171)
3M LIBOR (S)	Paying	0.50	(S)	06/16/28		19,903	121	(1,657)
3M LIBOR (S)	Paying	1.50	(S)	12/15/28		10,460	67	(1,189)
3M LIBOR (S)	Paying	1.70	(S)	01/12/29		7,200	46	(553)
3M LIBOR (S)	Paying	1.52	(S)	01/20/29		1,000	6	(91)
3M LIBOR (S)	Paying	1.63	(S)	01/26/29		1,700	11	(144)
3M LIBOR (S)	Paying	1.00	(S)	12/16/30		14,824	114	(2,557)
3M LIBOR (S)	Paying	0.75	(S)	06/16/31		59,600	472	(5,746)
3M LIBOR (S)	Paying	1.50	(S)	10/05/31		2,100	17	(268)
3M LIBOR (S)	Paying	1.54	(S)	10/15/31		2,000	17	(249)
3M LIBOR (S)	Paying	1.54	(S)	10/22/31		1,400	12	(174)
3M LIBOR (S)	Paying	1.74	(S)	01/12/32		1,300	11	(145)
3M LIBOR (S)	Paying	1.66	(S)	01/24/32		1,700	15	(201)
3M LIBOR (S)	Paying	2.00	(S)	02/18/32		3,100	28	(277)
3M LIBOR (S)	Paying	1.59	(S)	02/09/51		12,800	105	(3,430)
3M LIBOR (S)	Paying	1.82	(S)	01/24/52		300	3	(68)
3M LIBOR (S)	Paying	1.87	(S)	01/26/52		300	3	(64)
6M EURIBOR (S)	Receiving	(0.45)	(S)	12/29/23	EUR	600	(2)	16
6M EURIBOR (S)	Receiving	(0.43)	(S)	06/28/24	EUR	600	(3)	23
6M EURIBOR (S)	Receiving	(0.40)	(S)	12/30/24	EUR	300	(2)	15
6M EURIBOR (S)	Receiving	(0.36)	(S)	06/30/25	EUR	500	(4)	31
6M EURIBOR (S)	Receiving	(0.33)	(S)	12/30/25	EUR	300	(3)	22
6M EURIBOR (S)	Receiving	(0.29)	(S)	06/30/26	EUR	100	(1)	8
6M EURIBOR (S)	Receiving	0.15	(S)	06/17/30	EUR	4,300	(83)	866
6M EURIBOR (S)	Receiving	0.25	(S)	09/21/32	EUR	24,100	(509)	2,452
6M EURIBOR (S)	Receiving	0.25	(S)	03/18/50	EUR	5,400	(152)	2,744
6M EURIBOR (S)	Receiving	0.50	(S)	06/17/50	EUR	2,500	(75)	1,345
6M EURIBOR (A)	Paying	0.65	(A)	04/12/27	EUR	8,200	119	(442)
6M EURIBOR (A)	Paying	0.65	(A)	05/11/27	EUR	8,200	121	(444)
6M EURIBOR (A)	Paying	1.00	(A)	05/13/27	EUR	11,200	168	(408)
6M EURIBOR (A)	Paying	1.00	(A)	05/18/27	EUR	5,400	81	(199)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(203)	2,013
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(120)	1,298
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	940,000	(24)	55
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	500,000	(21)	105
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	140,000	(6)	30
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	6	(4)
BRAZIBOR (A)	Receiving	12.67	(A)	01/02/23	BRL	1,400	—	1
BRAZIBOR (A)	Receiving	12.69	(A)	01/02/23	BRL	1,000	—	1
BRAZIBOR (A)	Receiving	12.74	(A)	01/02/23	BRL	2,500	—	2
BRAZIBOR (A)	Receiving	12.75	(A)	01/02/23	BRL	1,200	—	1
BRAZIBOR (A)	Receiving	12.76	(A)	01/02/23	BRL	2,600	—	2
BRAZIBOR (A)	Receiving	12.90	(A)	01/02/23	BRL	5,100	—	2
BRAZIBOR (A)	Receiving	12.93	(A)	01/02/23	BRL	600	—	—
BRAZIBOR (A)	Receiving	12.94	(A)	01/02/23	BRL	2,600	—	1
BRAZIBOR (A)	Receiving	12.95	(A)	01/02/23	BRL	6,400	—	2
BRAZIBOR (A)	Receiving	12.96	(A)	01/02/23	BRL	5,100	—	2
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	2,600	—	1
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	2,700	—	1
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	3,200	—	1
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	—	(51)
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	1	(153)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	1	(171)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(2)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(3)
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	(2)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	(2)
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	(3)
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	1	(3)
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	1	(4)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(4)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(3)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	1	(5)
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	03/16/42	GBP	1,400	(47)	452
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/52	GBP	23,400	(998)	8,659
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	13	(93)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	13	(89)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	32	(192)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(6)	(126)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(7)	(153)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(12)	(212)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(5)	(85)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(8)	(176)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(14)	(285)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(14)	(193)
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	(46)	399
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/29		350	(2)	20
U.S. SOFR (A)	Receiving	1.25	(A)	06/15/32		6,850	(54)	658
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24		13,600	30	(505)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27		2,200	13	(116)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27		2,700	16	(121)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29		127,110	766	(9,045)
U.S. SOFR (A)	Paying	1.25	(A)	06/15/32		3,870	34	(181)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32		820	8	(37)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32		3,660	30	(143)
							(1,209)	26,944

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.08	1.00	06/20/26	(6,500)	(22)	(33)	(189)
Airbus Finance B.V. (Q)	1.42	1.00	06/20/28	(100)	(2)	(1)	(5)
AT&T Inc. (Q)	1.11	1.00	12/20/25	(500)	(2)	(1)	(8)
AT&T Inc. (Q)	1.14	1.00	06/20/26	(1,000)	(5)	(1)	(20)
Barclays Bank PLC (Q)	0.62	1.00	12/20/22	(1,500)	3	(1)	(7)
CDX.EM.28.V3 (Credit rating^: BBB-) (Q)	N/A	1.00	12/20/22	(19,655)	(1,498)	35	(1,400)
CDX.EM.29.V3 (Credit rating^: BBB-) (Q)	N/A	1.00	06/20/23	(3,854)	(320)	—	(292)
CDX.EM.30.V3 (Credit rating^: BBB-) (Q)	N/A	1.00	12/20/23	(10,528)	(949)	(3)	(816)
CDX.EM.31.V2 (Credit rating^: BBB-) (Q)	N/A	1.00	06/20/24	(4,888)	(412)	1	(348)
CDX.EM.32.V3 (Credit rating^: BBB-) (Q)	N/A	1.00	12/20/24	(1,395)	(126)	—	(103)
CDX.EM.34 (Credit rating^: BBB-) (Q)	N/A	1.00	12/20/25	(3,200)	(429)	(1)	(285)
CDX.EM.36 (Credit rating^: BBB-) (Q)	N/A	1.00	12/20/26	(29,000)	(3,775)	(30)	(2,568)
CDX.NA.HY.34.V10 (Credit rating^: BB) (Q)	N/A	5.00	06/20/25	(364)	—	(1)	(28)
CDX.NA.HY.35.V2 (Credit rating^: BB) (Q)	N/A	5.00	12/20/25	(198)	(1)	—	(18)
CDX.NA.HY.36.V2 (Credit rating^: BB) (Q)	N/A	5.00	06/20/26	(11,088)	(103)	(18)	(1,128)
CDX.NA.HY.37.V2 (Credit rating^: BB) (Q)	N/A	5.00	12/20/26	(2,772)	(38)	(2)	(190)
CDX.NA.HY.38.V2 (Credit rating^: BB) (Q)	N/A	5.00	06/20/27	(101,772)	(2,971)	(146)	(6,286)
CDX.NA.IG.38 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(3,300)	(1)	(1)	(52)
Ford Motor Credit Company LLC (Q)	3.56	5.00	06/20/25	(200)	8	—	—
Ford Motor Credit Company LLC (Q)	3.77	5.00	12/20/25	(600)	22	(1)	1
General Electric Company (Q)	0.84	1.00	12/20/23	(200)	—	—	—
General Electric Company (Q)	1.53	1.00	06/20/26	(6,000)	(116)	(5)	(186)
General Electric Company (Q)	1.70	1.00	12/20/26	(600)	(17)	(1)	(24)
ITRAXX.EUR.34 (Credit rating^: BBB+) (Q)	N/A	1.00	12/20/25	(1,790)	3	(4)	(36)
ITRAXX.EUR.37 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(17,800)	(165)	(49)	(254)
ITRAXX.EXJP.38 (Credit rating^: A-) (Q)	N/A	1.00	06/20/27	(4,900)	(90)	(13)	(67)
MGM Resorts International (Q)	4.56	5.00	06/20/26	(1,200)	18	(8)	(150)
Rolls-Royce Group PLC (Q)	4.01	1.00	12/20/25	(4,600)	(460)	(49)	3
Rolls-Royce Group PLC (Q)	4.33	1.00	12/20/26	(1,300)	(176)	(16)	(122)
Rolls-Royce Group PLC (Q)	4.47	1.00	06/20/27	(2,600)	(398)	(31)	(176)
The Boeing Company (Q)	1.52	1.00	06/20/23	(4,300)	(21)	(1)	(38)
The Boeing Company (Q)	2.44	1.00	12/20/26	(400)	(23)	(1)	(20)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Verizon Communications Inc. (Q)	1.27	1.00	06/20/27	(4,300)	(52)	(4)	(50)
					(12,118)	(386)	(14,862)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3 Month SOFR Index Future, Dec. 2023	Call	98.00	12/15/23	55	(51)
3 Month SOFR Index Future, Dec. 2023	Put	96.50	12/15/23	55	(65)
					(116)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	JPM	Put	95.00	08/17/22		1,100,000	(17)
CDX.NA.IG.38, 06/20/27	GSC	Call	0.70	08/17/22		2,500,000	—
CDX.NA.IG.38, 06/20/27	CIT	Put	1.20	07/20/22		2,200,000	(2)
CDX.NA.IG.38, 06/20/27	DUB	Put	1.40	08/17/22		4,300,000	(5)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.30	08/17/22		7,300,000	(8)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.20	07/20/22	EUR	6,800,000	(15)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.20	07/20/22	EUR	5,000,000	(11)
ITRAXX.EUR.37, 06/20/27	BOA	Put	1.40	08/17/22	EUR	2,700,000	(8)
ITRAXX.EUR.XO.37, 06/20/27	BCL	Put	1.60	08/17/22	EUR	1,500,000	(3)
							(69)
Interest Rate Swaptions
3M LIBOR, 08/18/32	BOA	Call	2.35	08/16/22		1,900,000	(6)
3M LIBOR, 08/23/32	BOA	Call	2.31	08/19/22		1,900,000	(5)
3M LIBOR, 08/30/27	BOA	Call	2.25	08/26/22		3,300,000	(7)
3M LIBOR, 12/05/24	BOA	Call	2.15	12/01/23		7,300,000	(29)
3M LIBOR, 09/06/32	CIT	Call	2.45	09/01/22		2,500,000	(16)
3M LIBOR, 10/04/27	CIT	Call	1.76	09/30/22		3,400,000	(4)
3M LIBOR, 04/04/25	CIT	Call	2.69	04/02/24		2,000,000	(15)
3M LIBOR, 09/07/27	DUB	Call	2.45	09/02/22		1,600,000	(7)
3M LIBOR, 10/17/24	DUB	Call	2.92	10/13/23		4,700,000	(34)
3M LIBOR, 04/10/25	DUB	Call	2.79	04/08/24		3,200,000	(25)
3M LIBOR, 08/19/27	GSC	Call	2.40	08/17/22		3,800,000	(11)
3M LIBOR, 08/22/29	GSC	Call	2.37	08/18/22		1,900,000	(6)
3M LIBOR, 09/08/29	GSC	Call	2.45	09/06/22		1,600,000	(10)
3M LIBOR, 09/09/29	GSC	Call	2.50	09/07/22		1,600,000	(11)
3M LIBOR, 11/04/23	GSC	Call	1.27	11/02/22		51,200,000	(3)
3M LIBOR, 11/04/23	GSC	Call	0.87	11/02/22		306,100,000	(10)
3M LIBOR, 10/17/24	GSC	Call	2.92	10/13/23		4,700,000	(34)
3M LIBOR, 10/24/24	GSC	Call	3.02	10/20/23		3,800,000	(29)
3M LIBOR, 10/25/24	GSC	Call	3.23	10/23/23		3,700,000	(33)
3M LIBOR, 10/25/24	GSC	Call	3.14	10/23/23		3,700,000	(31)
3M LIBOR, 10/25/24	GSC	Call	3.19	10/23/23		3,700,000	(33)
3M LIBOR, 10/27/24	GSC	Call	2.97	10/25/23		3,700,000	(28)
3M LIBOR, 10/31/24	GSC	Call	2.84	10/27/23		3,700,000	(24)
3M LIBOR, 11/07/24	GSC	Call	3.09	11/03/23		3,700,000	(31)
3M LIBOR, 11/14/24	GSC	Call	2.91	11/10/23		3,700,000	(27)
3M LIBOR, 11/21/24	GSC	Call	2.25	11/17/23		7,200,000	(31)
3M LIBOR, 11/22/24	GSC	Call	2.15	11/20/23		7,200,000	(28)
3M LIBOR, 12/11/24	GSC	Call	2.25	12/07/23		7,300,000	(32)
3M LIBOR, 04/04/25	GSC	Call	2.70	04/02/24		12,000,000	(89)
3M LIBOR, 04/10/25	GSC	Call	2.72	04/08/24		4,000,000	(30)
3M LIBOR, 08/18/32	BOA	Put	3.05	08/16/22		1,900,000	(12)
3M LIBOR, 08/23/32	BOA	Put	3.01	08/19/22		1,900,000	(15)
3M LIBOR, 08/30/27	BOA	Put	2.85	08/26/22		3,300,000	(29)
3M LIBOR, 12/05/24	BOA	Put	3.65	12/01/23		7,300,000	(25)
3M LIBOR, 09/06/32	CIT	Put	3.05	09/01/22		2,500,000	(22)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
3M LIBOR, 10/04/27	CIT	Put	2.96	09/30/22		3,400,000	(33)
3M LIBOR, 04/04/25	CIT	Put	2.69	04/02/24		2,000,000	(13)
3M LIBOR, 09/07/27	DUB	Put	3.05	09/02/22		1,600,000	(10)
3M LIBOR, 10/17/24	DUB	Put	2.92	10/13/23		4,700,000	(27)
3M LIBOR, 04/10/25	DUB	Put	2.79	04/08/24		3,200,000	(20)
3M LIBOR, 08/19/27	GSC	Put	3.10	08/17/22		3,800,000	(16)
3M LIBOR, 08/22/29	GSC	Put	3.07	08/18/22		1,900,000	(10)
3M LIBOR, 09/08/29	GSC	Put	3.05	09/06/22		1,600,000	(12)
3M LIBOR, 09/09/29	GSC	Put	3.10	09/07/22		1,600,000	(10)
3M LIBOR, 11/04/23	GSC	Put	1.27	11/02/22		254,900,000	(5,782)
3M LIBOR, 10/17/24	GSC	Put	2.92	10/13/23		4,700,000	(27)
3M LIBOR, 10/24/24	GSC	Put	3.02	10/20/23		3,800,000	(20)
3M LIBOR, 10/25/24	GSC	Put	3.14	10/23/23		3,700,000	(18)
3M LIBOR, 10/25/24	GSC	Put	3.19	10/23/23		3,700,000	(17)
3M LIBOR, 10/25/24	GSC	Put	3.23	10/23/23		3,700,000	(17)
3M LIBOR, 10/27/24	GSC	Put	2.97	10/25/23		3,700,000	(20)
3M LIBOR, 10/31/24	GSC	Put	2.84	10/27/23		3,700,000	(21)
3M LIBOR, 11/07/24	GSC	Put	3.09	11/03/23		3,700,000	(19)
3M LIBOR, 11/14/24	GSC	Put	2.91	11/10/23		3,700,000	(21)
3M LIBOR, 11/21/24	GSC	Put	3.75	11/17/23		7,200,000	(23)
3M LIBOR, 11/22/24	GSC	Put	3.65	11/20/23		7,200,000	(25)
3M LIBOR, 12/11/24	GSC	Put	3.75	12/07/23		7,300,000	(23)
3M LIBOR, 04/04/25	GSC	Put	2.70	04/02/24		12,000,000	(78)
3M LIBOR, 04/10/25	GSC	Put	2.72	04/08/24		4,000,000	(26)
6M EURIBOR, 08/10/24	DUB	Call	0.35	08/08/22	EUR	2,700,000	—
6M EURIBOR, 04/11/24	GSC	Call	0.55	04/05/23	EUR	9,700,000	(8)
6M EURIBOR, 04/13/24	GSC	Call	0.55	04/11/23	EUR	13,000,000	(11)
6M EURIBOR, 04/26/24	GSC	Call	0.70	04/24/23	EUR	9,400,000	(10)
6M EURIBOR, 04/28/24	GSC	Call	0.70	04/26/23	EUR	8,700,000	(9)
6M EURIBOR, 05/17/24	GSC	Call	0.55	05/15/23	EUR	8,400,000	(7)
6M EURIBOR, 08/10/24	DUB	Put	0.55	08/08/22	EUR	2,700,000	(49)
6M EURIBOR, 04/11/24	GSC	Put	2.10	04/05/23	EUR	9,700,000	(31)
6M EURIBOR, 04/13/24	GSC	Put	2.10	04/11/23	EUR	13,000,000	(42)
6M EURIBOR, 04/26/24	GSC	Put	2.25	04/24/23	EUR	9,400,000	(27)
6M EURIBOR, 04/28/24	GSC	Put	2.25	04/26/23	EUR	8,700,000	(26)
6M EURIBOR, 05/17/24	GSC	Put	2.10	05/15/23	EUR	8,400,000	(30)
							(7,320)
Options on Securities
Federal National Mortgage Association, Inc., 07/15/52, 4.00%	BOA	Put	98.30	07/07/22		1,500,000	(2)
Federal National Mortgage Association, Inc., 08/15/52, 3.50%	JPM	Put	96.91	08/04/22		1,000,000	(13)
Federal National Mortgage Association, Inc., 09/15/51, 3.00%	BOA	Call	94.70	09/07/22		3,900,000	(20)
Federal National Mortgage Association, Inc., 09/15/51, 3.00%	BOA	Call	94.44	09/07/22		3,000,000	(18)
Federal National Mortgage Association, Inc., 09/15/51, 3.00%	BOA	Call	93.56	09/07/22		3,000,000	(28)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Call	101.14	09/07/22		1,000,000	(4)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Put	99.66	09/07/22		4,000,000	(33)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Put	99.16	09/07/22		2,200,000	(15)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Put	99.14	09/07/22		1,000,000	(7)
							(140)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	08/16/22	AUD	14,139	9,763	(102)
BRL/USD	GSC	07/05/22	BRL	86,838	16,593	(886)
BRL/USD	GSC	08/02/22	BRL	86,838	16,446	(127)
CAD/USD	CIT	08/16/22	CAD	5,727	4,449	(21)
EUR/USD	CIT	08/16/22	EUR	4,989	5,243	(20)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CSI	08/16/22	EUR	880	925	(6)
GBP/USD	CIT	08/16/22	GBP	1,894	2,307	(78)
GBP/USD	DUB	08/16/22	GBP	1,913	2,330	(11)
GBP/USD	DUB	08/16/22	GBP	1,039	1,266	1
IDR/USD	JPM	08/10/22	IDR	16,185,030	1,086	(14)
IDR/USD	BCL	08/16/22	IDR	16,213,427	1,088	(8)
IDR/USD	BOA	08/23/22	IDR	23,236,571	1,558	(27)
INR/USD	JPM	08/10/22	INR	1,702	22	—
JPY/USD	DUB	08/16/22	JPY	161,000	1,190	(11)
JPY/USD	GSC	08/16/22	JPY	3,437,200	25,403	(474)
MXN/USD	BOA	08/09/22	MXN	351,969	17,387	49
MXN/USD	GSC	10/07/22	MXN	301,491	14,726	11
PEN/USD	GSC	07/14/22	PEN	487	127	(3)
PEN/USD	CIT	07/18/22	PEN	299	78	(2)
PEN/USD	CIT	07/18/22	PEN	18	5	—
PEN/USD	BOA	07/21/22	PEN	5,570	1,452	66
PEN/USD	GSC	07/21/22	PEN	86	23	(1)
PEN/USD	CIT	07/25/22	PEN	93	24	—
PEN/USD	CIT	07/27/22	PEN	1,214	316	17
PEN/USD	BOA	08/02/22	PEN	7,437	1,936	9
PEN/USD	CIT	08/03/22	PEN	589	153	(4)
PEN/USD	CIT	08/08/22	PEN	14,535	3,782	(84)
PEN/USD	CIT	08/08/22	PEN	211	55	—
PEN/USD	GSC	08/08/22	PEN	251	65	(2)
PEN/USD	CIT	04/27/23	PEN	5,570	1,418	8
RUB/USD	DUB	08/10/22	RUB	1	—	—
RUB/USD	BOA	08/19/22	RUB	34,759	580	357
RUB/USD	GSC	10/07/22	RUB	88,958	1,362	423
RUB/USD	DUB	10/21/22	RUB	36,043	543	169
USD/AUD	DUB	08/16/22	AUD	(5,428)	(3,748)	61
USD/BRL	GSC	07/05/22	BRL	(86,838)	(16,593)	112
USD/CHF	CIT	08/16/22	CHF	(711)	(747)	(29)
USD/CNY	DUB	08/10/22	CNY	(424)	(63)	—
USD/EUR	CIT	08/16/22	EUR	(841)	(884)	(3)
USD/EUR	CIT	08/16/22	EUR	(58,613)	(61,607)	311
USD/EUR	CSI	08/16/22	EUR	(1,778)	(1,869)	34
USD/GBP	CIT	08/16/22	GBP	(48,136)	(58,643)	1,496
USD/GBP	DUB	08/16/22	GBP	(1,261)	(1,536)	48
USD/JPY	DUB	08/16/22	JPY	(206,400)	(1,525)	95
USD/MXN	DUB	07/01/22	MXN	(770)	(38)	(1)
USD/MXN	GSC	07/01/22	MXN	(39,957)	(1,987)	(54)
USD/MXN	CIT	07/15/22	MXN	(641)	(32)	1
USD/MXN	DUB	07/15/22	MXN	(437)	(22)	—
USD/MXN	GSC	07/15/22	MXN	(903)	(45)	(1)
USD/MXN	GSC	07/15/22	MXN	(623)	(30)	—
USD/MXN	BOA	08/09/22	MXN	(7,870)	(389)	(28)
USD/MXN	DUB	08/09/22	MXN	(171,536)	(8,474)	(241)
USD/MXN	GSC	09/15/22	MXN	(40,125)	(1,968)	(8)
USD/MXN	GSC	12/21/22	MXN	(3,999)	(192)	4
USD/PEN	CIT	07/21/22	PEN	(5,570)	(1,452)	(7)
USD/PEN	CIT	07/25/22	PEN	(1,776)	(463)	13
USD/PEN	CIT	08/01/22	PEN	(1,309)	(341)	(6)
USD/PEN	CIT	08/02/22	PEN	(7,437)	(1,936)	(29)
USD/PEN	BOA	08/03/22	PEN	(7,019)	(1,827)	(45)
USD/PEN	CIT	08/08/22	PEN	(4,237)	(1,102)	18
USD/PEN	BOA	09/06/22	PEN	(5,382)	(1,396)	(3)
USD/PEN	CIT	12/12/22	PEN	(3,732)	(960)	9
USD/PEN	BOA	02/06/23	PEN	(7,437)	(1,905)	(11)
USD/TWD	DUB	08/10/22	TWD	(12,232)	(412)	—
USD/TWD	JPM	08/10/22	TWD	(98,932)	(3,330)	28
USD/ZAR	BOA	07/13/22	ZAR	(68,987)	(4,237)	259
USD/ZAR	GSC	07/14/22	ZAR	(5,165)	(317)	4
USD/ZAR	BCL	11/08/22	ZAR	(81,171)	(4,925)	132
USD/ZAR	DUB	12/12/22	ZAR	(43,753)	(2,646)	139
USD/ZAR	DUB	02/13/23	ZAR	(49,283)	(2,961)	(10)
USD/ZAR	GSC	05/12/23	ZAR	(29,204)	(1,738)	9
ZAR/USD	GSC	07/22/22	ZAR	20,329	1,247	(16)
					(57,392)	1,510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V13 (Credit rating^: BB) (Q)	CGM	N/A	5.00	12/20/24	(13,559)	1,382	2,258	(876)
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/17/59	(36,500)	(132)	(328)	196
CMBX.NA.AAA.11 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/18/54	(7,500)	(50)	(41)	(9)
CMBX.NA.AAA.11 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/18/54	(7,800)	(52)	60	(112)
CMBX.NA.AAA.13 (Credit rating^: AAA) (M)	GSC	N/A	0.50	12/16/72	(79,500)	(1,414)	(1,365)	(49)
CMBX.NA.AAA.6 (Credit rating^: AAA) (M)	GSC	N/A	0.50	05/11/63	(3,072)	1	17	(16)
CMBX.NA.AAA.9 (Credit rating^: AAA) (M)	GSC	N/A	0.50	09/17/58	(24,036)	(22)	48	(70)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.05	1.00	06/20/24	(3,300)	(1)	(56)	55
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	2	7	(5)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.18	1.00	12/20/24	(1,500)	(6)	(12)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.80	1.00	06/20/23	(1,700)	4	(13)	17
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.96	1.00	12/20/23	(1,700)	1	(26)	27
Ministry of Finance of the Russian Federation (Q)	CGM	0.00	1.00	12/20/22	(2,750)	(2,059)	(8)	(2,051)
Ministry of Finance of the Russian Federation (Q)	GSC	0.00	1.00	12/20/24	(3,200)	(2,395)	16	(2,411)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	2.49	1.00	06/20/26	(7,200)	(386)	(245)	(141)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.14	1.00	06/20/23	(400)	(1)	(25)	24
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.87	1.00	12/20/24	(700)	(14)	(12)	(2)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.88	1.00	12/20/22	(4,800)	4	(158)	162
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.87	1.00	12/20/24	(500)	(10)	(8)	(2)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.49	1.00	06/20/26	(10,600)	(567)	(360)	(207)
Presidencia de la Republica de Colombia (Q)	BCL	2.73	1.00	12/20/26	(1,000)	(68)	(46)	(22)
Presidencia de la Republica de Colombia (Q)	CIT	2.91	1.00	06/20/27	(200)	(16)	(7)	(9)
Presidencia de la Republica de Colombia (Q)	GSC	2.36	1.00	06/20/27	(400)	(34)	(17)	(17)
Presidencia de la Republica de Colombia (Q)	JPM	2.36	1.00	06/20/27	(300)	(25)	(12)	(13)
South Africa, Parliament of (Q)	DUB	3.01	1.00	12/20/26	(1,200)	(95)	(53)	(42)
South Africa, Parliament of (Q)	GSC	2.19	1.00	06/20/24	(600)	(13)	(25)	12
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	9.04	1.00	12/20/24	(1,810)	(303)	(224)	(79)
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.66	1.00	12/20/23	(200)	(22)	(14)	(8)
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(700)	(118)	(78)	(40)
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	9.04	1.00	12/20/24	(100)	(16)	(10)	(6)
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	9.04	1.00	12/20/24	(200)	(33)	(23)	(10)
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	9.23	1.00	06/20/24	(200)	(29)	(19)	(10)
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	9.04	1.00	12/20/24	(1,300)	(218)	(146)	(72)
					(219,527)	(6,705)	(925)	(5,780)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
CREDIT
iShares iBoxx $ High Yield Corporate Bond ETF (E)	Federal Funds Effective Rate +0.00% (E)	BOA	10/17/22	1,606	—	(3)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	Federal Funds Effective Rate +0.00% (E)	BOA	10/17/22	844	—	(43)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	Federal Funds Effective Rate +0.00% (E)	BOA	12/01/22	894	—	(61)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	Federal Funds Effective Rate +0.00% (E)	BOA	12/15/22	850	—	(16)
					—	(123)
INDEX
iBoxx Liquid High Yield Index (Q)	SOFR +0.00% (Q)	JPM	09/20/22	2,014	—	(15)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	536,098	—	536,098
Non-U.S. Government Agency Asset-Backed Securities	—	416,133	—	416,133
Corporate Bonds And Notes	—	356,689	1,975	358,664
Senior Floating Rate Instruments	—	97,805	7,269	105,074
Common Stocks	3,785	1,173	9,784	14,742
Rights	—	—	2,449	2,449
Warrants	—	—	5	5
Other Equity Interests	—	—	—	—
Short Term Investments	8,690	126,985	—	135,675
	12,475	1,534,883	21,482	1,568,840
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,057	—	—	1,057
Centrally Cleared Interest Rate Swap Agreements	—	72,116	—	72,116
Centrally Cleared Credit Default Swap Agreements	—	4	—	4
Open Forward Foreign Currency Contracts	—	3,883	—	3,883
OTC Credit Default Swap Agreements	—	499	—	499
	1,057	76,502	—	77,559
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,965)	—	—	(1,965)
Centrally Cleared Interest Rate Swap Agreements	—	(45,172)	—	(45,172)
Centrally Cleared Credit Default Swap Agreements	—	(14,866)	—	(14,866)
Exchange Traded Written Options	(116)	—	—	(116)
OTC Written Options	—	(7,529)	—	(7,529)
Open Forward Foreign Currency Contracts	—	(2,373)	—	(2,373)
OTC Credit Default Swap Agreements	—	(6,279)	—	(6,279)
OTC Total Return Swap Agreements	—	(138)	—	(138)
	(2,081)	(76,357)	—	(78,438)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 79.9%
Financials 33.9%
AerCap Ireland Capital Designated Activity Company
2.19%, (SOFR + 0.68%), 09/29/23 (a)	6,900	6,790
1.65%, 10/29/24	2,300	2,126
3.50%, 01/15/25	200	191
4.45%, 04/03/26	600	574
AIA Group Limited
3.60%, 04/09/29 (b)	1,200	1,156
AIB Group Public Limited Company
4.26%, 04/10/25 (b)	600	590
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,882
8.00%, 11/01/31	500	556
Antares Holdings LP
3.95%, 07/15/26 (b)	300	261
3.75%, 07/15/27 (b)	1,250	1,062
Arch Capital Group Ltd.
3.64%, 06/30/50	615	483
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	1,062
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	424
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,276
Aviation Capital Group LLC
3.88%, 05/01/23 (b)	700	694
4.38%, 01/30/24 (b)	200	196
5.50%, 12/15/24 (b)	600	596
3.50%, 11/01/27 (b)	1,532	1,344
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	400	388
4.25%, 04/15/26 (b)	700	648
2.53%, 11/18/27 (b)	2,826	2,323
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	678
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (c)	1,500	1,449
2.63%, 04/28/25, EUR (c)	500	463
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (c) (d) (e)	600	603
1.13%, 09/18/25 (e)	6,800	6,151
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	199
4.63%, 01/15/25 (b)	300	294
3.25%, 09/30/26 (b)	200	181
Banco General, S.A.
4.13%, 08/07/27 (b)	200	190
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (b) (d)	1,000	946
Banco Santander, S.A.
1.85%, 03/25/26	200	180
3.49%, 05/28/30 (e)	4,600	4,074
Banco Santander-Chile
2.70%, 01/10/25 (b)	1,600	1,529
Banco Votorantim S.A.
4.50%, 09/24/24 (c)	1,000	989
Bancolombia SA
4.63%, 12/18/29	1,200	1,046
Bank of America Corporation
4.30%, (100, 01/28/25) (d) (f)	2,700	2,289
5.13%, (100, 06/20/24) (d)	1,600	1,490
6.13%, (100, 04/27/27) (d) (f)	1,100	1,059
2.46%, 10/22/25	2,100	2,001
3.82%, 01/20/28	5,000	4,796
2.55%, 02/04/28	1,300	1,183
3.42%, 12/20/28	631	588
4.27%, 07/23/29	900	866
3.97%, 02/07/30	7,000	6,577
1.90%, 07/23/31	400	320
2.69%, 04/22/32	2,900	2,437
2.97%, 02/04/33	1,000	852
4.57%, 04/27/33	1,900	1,849
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (c) (d)	700	675
Barclays PLC
7.13%, (100, 06/15/25), GBP (d) (e)	900	1,050
7.75%, (100, 09/15/23) (d) (e)	700	685
7.88%, (100, 09/15/22), GBP (c) (d) (e)	2,200	2,683
8.00%, (100, 06/15/24) (d) (e)	900	884
7.63%, 11/21/22	537	542
2.79%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (e)	2,477	2,475
4.34%, 05/16/24 (e)	200	200
1.01%, 12/10/24	1,500	1,424
2.85%, 05/07/26 (e)	1,400	1,321
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	500	500
4.25%, 12/15/25 (b)	300	296
4.38%, 12/15/28 (b)	1,600	1,558
BBVA Bancomer, S.A.
6.75%, 09/30/22 (c)	329	331
6.75%, 09/30/22 (b)	1,051	1,052
BGC Partners, Inc.
4.38%, 12/15/25 (f)	700	680
BlackRock, Inc.
1.90%, 01/28/31	1,100	912
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	734
Blackstone Private Credit Fund
2.35%, 11/22/24 (b)	1,700	1,558
Blue Owl Finance LLC
4.13%, 10/07/51 (b)	3,400	2,266
BNP Paribas
7.00%, (100, 08/16/28) (b) (d)	200	190
2.82%, 11/19/25 (b) (e)	5,500	5,249
4.40%, 08/14/28 (b)	900	861
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (b)	1,800	1,725
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	1,300	1,223
Brookfield Financial, Inc.
4.00%, 04/01/24	500	499
3.90%, 01/25/28	2,000	1,914
4.35%, 04/15/30	600	575
3.50%, 03/30/51	800	575
BTG Pactual Holding S.A.
4.50%, 01/10/25 (b)	2,700	2,607
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (b) (g)	600	607
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	2,877
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,364
Carlyle Finance LLC
3.50%, 09/19/29 (b)	500	453
CI Financial Corp.
3.20%, 12/17/30	1,200	932
4.10%, 06/15/51	300	201
Citigroup Inc.
3.88%, (100, 02/18/26) (d)	3,100	2,574
4.00%, (100, 12/10/25) (d)	850	735
4.15%, (100, 11/15/26) (d)	4,400	3,522
4.70%, (100, 01/30/25) (d)	1,600	1,322
5.00%, (100, 09/12/24) (d) (f)	2,600	2,286
5.95%, (100, 05/15/25) (d)	1,100	1,027
2.88%, 07/24/23	900	900
2.98%, 11/05/30	5,800	5,062
Citizens Bank, National Association
3.75%, 02/18/26	600	589
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	5,200	4,154
5.65%, (100, 10/06/25) (d)	1,500	1,479
3.25%, 04/30/30	300	266
CNA Financial Corporation
2.05%, 08/15/30	300	241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CoBank, ACB
4.25%, (100, 01/01/27) (b) (d)	2,200	1,877
Commonwealth Bank of Australia
3.78%, 03/14/32 (b) (e)	800	706
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	953
Corebridge Financial, Inc.
3.85%, 04/05/29 (b)	3,000	2,768
Credit Agricole SA
3.75%, 04/24/23 (b) (e)	250	250
1.25%, 01/26/27 (b)	700	617
Credit Suisse Group AG
6.25%, (100, 12/18/24) (b) (d)	200	182
6.38%, (100, 08/21/26) (b) (d)	1,600	1,327
7.13%, (100, 07/29/22) (c) (d) (e)	500	500
7.50%, (100, 07/17/23) (b) (d)	2,800	2,584
6.50%, 08/08/23 (b) (e)	200	200
6.50%, 08/08/23 (c)	300	300
2.59%, 09/11/25 (b) (e)	1,700	1,598
3.87%, 01/12/29 (b) (e)	700	630
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (e)	800	776
4.55%, 04/17/26 (e)	700	680
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (b)	1,800	1,703
Danske Bank A/S
3.24%, 12/20/25 (b)	1,000	954
Deutsche Bank Aktiengesellschaft
2.60%, (3 Month USD LIBOR + 1.19%), 11/16/22 (a)	500	500
2.22%, 09/18/24 (e)	900	869
2.13%, 11/24/26	3,400	3,019
3.55%, 09/18/31 (e)	5,600	4,685
3.04%, 05/28/32 (e)	400	315
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (c)	300	337
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,092
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,492
ERP Operating Limited Partnership
2.50%, 02/15/30	300	262
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (d)	2,000	1,653
Export-Import Bank of India
3.25%, 01/15/30 (b) (f)	600	520
FactSet Research Systems Inc.
2.90%, 03/01/27	900	843
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	578
4.63%, 04/29/30	1,900	1,815
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	301
3.40%, 06/15/30	1,900	1,665
3.20%, 09/17/51	400	253
First American Financial Corporation
4.30%, 02/01/23	650	651
4.60%, 11/15/24	200	202
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (c)	1,550	1,480
Ford Motor Credit Company LLC
5.58%, 03/18/24	300	298
4.54%, 03/06/25, GBP	100	114
3.25%, 09/15/25, EUR	100	96
2.39%, 02/17/26, EUR	600	549
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	1,657
Freedom Mortgage Corporation
6.63%, 01/15/27 (b) (f)	2,000	1,485
GE Capital Funding LLC
4.55%, 05/15/32	4,000	3,856
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	433	405
Global Atlantic Financial Company
3.13%, 06/15/31 (b)	1,700	1,353
Globe Life Inc.
2.15%, 08/15/30	2,100	1,716
Greene King Finance PLC
5.32%, 09/15/31, GBP (c) (h)	354	455
High Street Funding Trust I
4.11%, 02/15/28	100	98
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (c) (d) (e)	1,300	1,141
5.88%, (100, 09/28/26), GBP (d) (e)	1,900	2,096
6.50%, (100, 03/23/28) (d) (e)	2,300	2,087
2.63%, 11/07/25 (e)	1,200	1,143
3.90%, 05/25/26 (e)	600	587
3.10%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (e)	500	498
4.29%, 09/12/26 (e)	900	881
4.04%, 03/13/28 (e)	200	190
3.00%, 07/22/28, GBP (e)	700	794
4.58%, 06/19/29 (e)	1,100	1,059
3.97%, 05/22/30	1,700	1,566
2.85%, 06/04/31 (e)	2,500	2,116
2.36%, 08/18/31 (e)	2,600	2,108
Imperial Brands Finance PLC
3.50%, 02/11/23 - 07/26/26 (b) (g)	1,200	1,148
3.13%, 07/26/24 (b) (g)	500	484
India Green Power Holdings
4.00%, 02/22/27 (b)	2,800	2,192
ING Groep N.V.
4.25%, (100, 05/16/31) (d) (e)	1,600	1,092
5.75%, (100, 11/16/26) (d) (e)	400	366
2.73%, 04/01/32	1,000	834
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,088
1.85%, 09/15/32	3,300	2,585
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (c) (d) (e)	600	596
5.71%, 01/15/26 (b)	875	834
4.20%, 06/01/32 (b)	2,200	1,623
JAB Holdings B.V.
2.20%, 11/23/30 (b)	2,050	1,618
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (d) (f)	4,700	3,881
4.60%, (100, 02/01/25) (d)	2,900	2,459
4.71%, (3 Month USD LIBOR + 3.47%), (100, 07/30/22) (a) (d)	537	508
5.00%, (100, 08/01/24) (d)	700	618
5.15%, (100, 05/01/23) (d)	800	744
6.10%, (100, 10/01/24) (d)	900	840
3.56%, 04/23/24	235	234
3.22%, 03/01/25	1,380	1,355
2.30%, 10/15/25	2,800	2,669
3.78%, 02/01/28	7,000	6,721
2.74%, 10/15/30	7,900	6,895
1.95%, 02/04/32	1,800	1,438
3.16%, 04/22/42	2,500	1,942
Lazard Group LLC
4.50%, 09/19/28	1,200	1,159
4.38%, 03/11/29	278	265
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	5,300	5,069
Lloyds Banking Group PLC
4.05%, 08/16/23 (e)	1,600	1,605
4.45%, 05/08/25 (e)	800	798
4.58%, 12/10/25 (e)	400	392
2.44%, 02/05/26 (e)	600	568
Mitsubishi UFJ Financial Group Inc
2.07%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	300	300
2.80%, 07/18/24	1,800	1,754
1.41%, 07/17/25	9,800	8,989
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (b)	700	699

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Mizuho Financial Group Inc
2.57%, (3 Month USD LIBOR + 0.85%), 09/13/23 (a)	2,200	2,204
2.87%, 09/13/30	4,400	3,809
1.98%, 09/08/31	1,900	1,506
Moody's Corporation
2.00%, 08/19/31	700	571
3.25%, 05/20/50	1,000	742
Morgan Stanley
5.88%, (100, 09/15/26) (d)	700	693
1.79%, 02/13/32	1,500	1,181
2.24%, 07/21/32	4,000	3,243
2.94%, 01/21/33	700	600
2.80%, 01/25/52	1,900	1,310
Multibank, Inc.
4.38%, 11/09/22 (b)	200	199
Muthoot Finance Limited
4.40%, 09/02/23 (b)	2,300	2,230
Nasdaq, Inc.
2.50%, 12/21/40 (g)	600	412
Nationwide Building Society
10.25%, GBP (d)	535	951
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b)	500	407
NatWest Group PLC
4.60%, (100, 06/28/31) (d) (e)	1,300	962
5.13%, (100, 05/12/27), GBP (d) (e)	1,400	1,444
New York Life Insurance Company
4.45%, 05/15/69 (b)	600	517
Nippon Life Insurance Company of America
3.40%, 01/23/50 (b)	600	521
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,143
1.85%, 07/16/25	1,300	1,192
2.17%, 07/14/28	1,900	1,593
3.10%, 01/16/30	1,800	1,531
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (d) (e)	300	221
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (c)	500	250
Nuveen Finance, LLC
4.13%, 11/01/24 (b)	500	497
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (c)	98	11
1.50%, 10/01/53, DKK (c)	16,329	1,868
Ohio National Financial Services, Inc.
5.80%, 01/24/30 (b) (h)	3,100	2,984
Owl Rock Capital Corporation
2.88%, 06/11/28	900	708
Pacific LifeCorp
3.35%, 09/15/50 (b)	400	302
Petrobras Global Finance B.V.
7.25%, 03/17/44	800	761
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (b)	600	180
Pine Street Trust I
4.57%, 02/15/29 (b)	1,600	1,544
Principal Financial Group, Inc.
3.70%, 05/15/29	100	94
Protective Life Corporation
4.30%, 09/30/28 (b)	1,000	984
3.40%, 01/15/30 (b)	700	639
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	590
Rio Oil Finance Trust
9.25%, 07/06/24 (c) (h)	194	201
9.25%, 07/06/24 (b) (h)	81	84
9.75%, 01/06/27 (b) (h)	126	134
8.20%, 04/06/28 (b)	537	555
S&P Global Inc.
4.75%, 08/01/28 (b)	400	407
4.25%, 05/01/29 (b)	2,100	2,080
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,097
3.50%, 06/07/24	600	589
3.24%, 10/05/26	2,200	2,063
4.40%, 07/13/27	100	96
Santander UK Group Holdings PLC
4.80%, 11/15/24 (e)	532	533
4.75%, 09/15/25 (b)	600	589
1.53%, 08/21/26 (e)	2,100	1,880
SB Capital S.A.
0.00%, 10/29/22 - 05/23/23 (c) (i) (j) (k)	5,700	—
SBL Holdings, LLC
5.13%, 11/13/26 (b)	700	681
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (c)	900	889
5.10%, 07/16/23 (b)	1,900	1,822
SLM Corporation
4.20%, 10/29/25	500	456
SMBC Aviation Capital Finance Designated Activity Company
3.00%, 07/15/22 (b)	800	800
3.55%, 04/15/24 (b)	1,100	1,076
Societe Generale
1.49%, 12/14/26 (b)	900	794
3.34%, 01/21/33 (b) (e)	200	164
Standard Chartered PLC
3.79%, 05/21/25 (b)	1,000	981
2.82%, 01/30/26 (b)	1,600	1,519
3.27%, 02/18/36 (b)	700	568
State Street Corporation
5.63%, (100, 12/15/23) (d) (f)	400	362
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (c) (d) (h)	630	639
Stifel Financial Corp.
4.00%, 05/15/30	900	830
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	3,900	3,588
2.13%, 07/08/30	2,700	2,220
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (b)	1,700	1,542
SVB Financial Group
4.25%, (100, 11/15/26) (d)	2,600	1,972
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (b)	200	193
Synchrony Financial
3.95%, 12/01/27	2,900	2,643
Syngenta Finance N.V.
4.44%, 04/24/23 (b) (g)	200	200
4.89%, 04/24/25 (b) (g)	200	199
5.18%, 04/24/28 (b) (g)	2,100	2,085
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (d) (f)	800	782
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (d) (e)	500	465
The Blackstone Group Inc.
2.50%, 01/10/30 (b)	5,700	4,944
5.00%, 06/15/44 (b)	300	293
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	2,300	1,794
5.00%, (100, 12/01/27) (d)	900	724
5.38%, (100, 06/01/25) (d)	1,500	1,488
The Goldman Sachs Group, Inc.
3.50%, 01/23/25	600	592
1.09%, 12/09/26	800	711
2.99%, (3 Month USD LIBOR + 1.75%), 10/28/27 (a)	4,100	4,084
3.69%, 06/05/28	400	379
4.22%, 05/01/29	2,400	2,309
2.38%, 07/21/32	2,300	1,862
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	418
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	1,500	1,143
2.55%, 01/22/30	3,100	2,690
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
The Royal Bank of Scotland Group Public Limited Company
3.75%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (e)	1,801	1,801
4.52%, 06/25/24 (e)	1,100	1,101
4.27%, 03/22/25 (e)	1,400	1,383
5.08%, 01/27/30 (e)	200	196
Truist Financial Corporation
5.10%, (100, 03/01/30) (d) (f)	1,400	1,274
UBS AG
7.63%, 08/17/22	2,403	2,403
5.13%, 05/15/24 (c)	900	898
UBS Group AG
4.38%, (100, 02/10/31) (b) (d)	2,600	1,907
4.88%, (100, 02/12/27) (b) (d)	1,300	1,090
3.13%, 08/13/30 (b) (e)	400	355
2.10%, 02/11/32 (b)	1,600	1,270
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b) (e)	250	248
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (c) (d)	1,400	1,352
7.83%, 12/04/23 (b)	1,200	1,242
7.30%, 04/02/34 (b) (e)	2,500	2,365
Virgin Money UK PLC
4.00%, 09/03/27, GBP (c)	900	1,043
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (b)	1,900	1,551
Wells Fargo & Company
3.55%, 09/29/25	900	890
2.16%, 02/11/26	6,600	6,214
3.20%, 06/17/27	800	759
3.58%, 05/22/28	4,800	4,551
2.39%, 06/02/28	7,200	6,453
Willis North America Inc.
2.95%, 09/15/29	5,500	4,716
Woodside Finance Limited
3.65%, 03/05/25 (b)	600	590
4.50%, 03/04/29 (b)	2,000	1,927
		424,965
Utilities 7.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	4,100	3,360
Adani Transmission Limited
4.00%, 08/03/26 (c)	500	471
Ameren Illinois Company
3.25%, 03/15/50	300	234
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,374
3.50%, 12/01/49	400	300
2.65%, 09/15/50	700	450
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,200
Black Hills Corporation
2.50%, 06/15/30	1,400	1,170
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,110
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,624
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	677
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (b)	1,800	1,537
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,124
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	580
Dominion Energy, Inc.
2.25%, 08/15/31	900	741
DTE Electric Company
2.25%, 03/01/30	1,400	1,226
Duke Energy Florida, LLC
2.40%, 12/15/31	3,400	2,907
3.00%, 12/15/51	2,000	1,497
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,200	1,113
Edison International
5.00%, (100, 12/15/26) (d) (f)	800	639
Enel Finance International N.V.
2.88%, 07/12/41 (b)	1,600	1,066
Entergy Corporation
1.90%, 06/15/28	2,600	2,232
2.80%, 06/15/30	2,600	2,233
Entergy Texas, Inc.
1.75%, 03/15/31	700	568
Essential Utilities, Inc.
2.40%, 05/01/31	2,300	1,920
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	863
Eversource Energy
3.45%, 01/15/50	2,400	1,837
Exelon Corporation
3.95%, 06/15/25	500	497
4.45%, 04/15/46	200	181
Georgia Power Company
3.70%, 01/30/50	400	318
3.25%, 03/15/51	2,300	1,692
ITC Holdings Corp.
2.95%, 05/14/30 (b) (f)	2,500	2,207
MidAmerican Energy Company
2.70%, 08/01/52	5,000	3,603
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,268
Mississippi Power Company
3.95%, 03/30/28	2,600	2,530
Monongahela Power Company
5.40%, 12/15/43 (b)	106	105
National Fuel Gas Company
2.95%, 03/01/31 (g)	300	244
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,392
Nevada Power Company
2.40%, 05/01/30	1,200	1,045
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29	500	466
2.75%, 11/01/29	2,800	2,476
5.65%, 05/01/79	800	705
NiSource Inc.
2.95%, 09/01/29	700	620
Pacific Gas And Electric Company
3.25%, 06/15/23 - 06/01/31	2,200	1,916
3.45%, 07/01/25	450	423
3.15%, 01/01/26	1,200	1,093
3.30%, 03/15/27 - 08/01/40	5,300	4,276
3.75%, 07/01/28	250	219
4.65%, 08/01/28	200	185
4.55%, 07/01/30	2,300	2,044
2.50%, 02/01/31	1,800	1,377
4.60%, 06/15/43	600	458
4.30%, 03/15/45	200	146
4.25%, 03/15/46	1,200	887
4.95%, 07/01/50	500	396
5.25%, 03/01/52	2,300	1,910
PECO Energy Company
3.00%, 09/15/49	800	607
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (b)	1,100	908
Public Service Company of Oklahoma
3.15%, 08/15/51	2,000	1,463
Puget Energy, Inc.
4.10%, 06/15/30	900	837
ReNew Power Private Limited
5.88%, 03/05/27 (b)	700	636
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	3,453
4.10%, 06/15/49	200	178
Sempra Energy
3.40%, 02/01/28	800	755
4.13%, 04/01/52	400	321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Southern California Edison Company
1.32%, (SOFR + 0.64%), 04/03/23 (a)	2,900	2,891
3.70%, 08/01/25	1,100	1,082
4.70%, 06/01/27	600	602
6.05%, 03/15/39	400	419
3.60%, 02/01/45	400	301
4.00%, 04/01/47	1,100	894
4.13%, 03/01/48	3,000	2,467
Southern California Gas Company
2.55%, 02/01/30	1,600	1,414
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,205
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	2,700
The East Ohio Gas Company
2.00%, 06/15/30 (b)	600	498
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	657
The Southern Company
2.95%, 07/01/23	200	198
4.25%, 07/01/36	400	367
5.46%, (3 Month USD LIBOR + 3.63%), 03/15/57 (a)	200	194
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	1,039
		95,818
Real Estate 6.2%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	487
2.75%, 12/15/29	2,600	2,271
3.00%, 05/18/51	1,100	741
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,225
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,148
American Tower Corporation
3.00%, 06/15/23	600	594
2.95%, 01/15/25 - 01/15/51	2,400	2,110
4.00%, 06/01/25 (f)	1,000	989
2.75%, 01/15/27	1,900	1,734
3.13%, 01/15/27	400	371
1.88%, 10/15/30	1,600	1,246
3.70%, 10/15/49	2,100	1,597
Boston Properties Limited Partnership
2.90%, 03/15/30	300	255
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	671
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (c)	400	232
Corporate Office Properties Trust
2.25%, 03/15/26	400	363
Country Garden Holdings Company Limited
3.13%, 10/22/25 (c)	1,000	500
Crown Castle International Corp.
3.80%, 02/15/28	900	849
4.30%, 02/15/29	1,800	1,728
4.00%, 11/15/49	1,501	1,220
4.15%, 07/01/50	1,100	918
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,189
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	924
4.75%, 12/15/26	200	187
Equinix, Inc.
2.63%, 11/18/24	600	576
3.20%, 11/18/29 (f)	600	533
2.15%, 07/15/30	1,700	1,376
Essex Portfolio, L.P.
2.65%, 03/15/32	1,100	914
Federal Realty Investment Trust
1.25%, 02/15/26 (f)	1,200	1,072
Fideicomiso Fibra Uno
6.95%, 01/30/44 (b)	1,000	850
GLP Financing, LLC
3.35%, 09/01/24	400	384
5.25%, 06/01/25	400	394
5.75%, 06/01/28	300	293
5.30%, 01/15/29	700	668
4.00%, 01/15/31	2,400	2,071
Goodman HK Finance
4.38%, 06/19/24 (c)	300	301
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	657
3.05%, 02/15/30	400	344
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	198
4.00%, 06/15/25	300	293
4.50%, 02/01/26 (f)	100	98
3.50%, 09/15/30 (g)	3,400	2,901
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	1,800	1,568
Kaisa Group Holdings Ltd.
0.00%, 06/30/22 (c) (i) (j)	800	108
0.00%, 07/23/23 - 04/09/49 (c) (i) (j)	6,500	879
Kilroy Realty, L.P.
4.38%, 10/01/25	300	296
3.05%, 02/15/30	3,400	2,925
KWG Group Holdings Limited
7.88%, 09/01/23 (c)	600	140
5.88%, 11/10/24 (c)	200	35
Life Storage LP
2.20%, 10/15/30	1,000	802
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	50
3.95%, 03/15/29	600	573
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (b)	900	884
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,407
National Health Investors, Inc.
3.00%, 02/01/31	900	685
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	166
3.25%, 04/15/33	3,600	2,727
Physicians Realty L.P.
4.30%, 03/15/27	995	974
3.95%, 01/15/28	200	190
ProLogis, L.P.
2.25%, 04/15/30	800	691
PulteGroup, Inc.
5.00%, 01/15/27	300	300
Realty Income Corporation
4.88%, 06/01/26	2,600	2,651
3.95%, 08/15/27	400	391
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	100
Regency Centers, L.P.
2.95%, 09/15/29	300	263
3.70%, 06/15/30	900	818
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	721
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,372
3.13%, 02/01/29	300	245
Seazen Group Limited
6.00%, 08/12/24 (c)	2,300	1,317
Service Properties Trust
4.50%, 06/15/23	200	186
4.95%, 02/15/27	300	219
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	498
Spirit Realty, L.P.
4.45%, 09/15/26 (f)	200	196
4.00%, 07/15/29	500	452
3.20%, 02/15/31	600	503
Store Capital Corporation
2.75%, 11/18/30 (f)	900	733
Sunac China Holdings Limited
6.50%, 07/09/23 (c)	1,400	203
6.65%, 08/03/24 (c)	400	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
UDR, Inc.
3.00%, 08/15/31	2,700	2,308
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	866
VICI Properties Inc.
5.75%, 02/01/27 (b)	400	381
3.88%, 02/15/29 (b)	2,500	2,152
W.P. Carey Inc.
4.00%, 02/01/25	1,000	993
Weyerhaeuser Company
4.00%, 11/15/29 (f)	3,800	3,595
4.00%, 04/15/30	2,300	2,164
7.38%, 03/15/32	452	522
Yango Justice International Limited
0.00%, 04/15/23 - 04/15/24 (c) (i) (j)	600	40
		77,819
Consumer Discretionary 6.0%
7-Eleven, Inc.
0.63%, 02/10/23 (b)	4,100	4,022
Alibaba Group Holding Limited
3.60%, 11/28/24	300	298
2.13%, 02/09/31	3,600	2,979
Amazon.com, Inc.
5.20%, 12/03/25	100	105
Aptiv PLC
4.35%, 03/15/29	800	757
Azul Investments LLP
5.88%, 10/26/24 (b)	100	76
Bacardi Limited
2.75%, 07/15/26 (b)	300	276
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (b) (l)	200	128
Carnival Corporation
4.00%, 08/01/28 (b)	1,300	1,066
Daimler Trucks Finance North America LLC
1.91%, (SOFR + 0.75%), 12/13/24 (a) (b)	4,700	4,635
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,653
2.95%, 03/15/31 (g)	1,650	1,313
Ferguson Finance PLC
3.25%, 06/02/30 (b)	400	347
Hasbro, Inc.
3.55%, 11/19/26	1,900	1,816
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (b)	400	340
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (b)	200	162
Hyatt Hotels Corporation
1.73%, (SOFR + 1.05%), 10/01/23 (a)	800	798
5.63%, 04/23/25 (g) (h)	2,450	2,487
6.00%, 04/23/30 (g) (h)	500	503
Hyundai Capital America
2.00%, 06/15/28 (b)	1,600	1,345
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,422
2.90%, 06/25/25	200	178
3.50%, 08/18/26	800	693
Magallanes, Inc.
4.28%, 03/15/32 (b)	2,650	2,367
Marriott International, Inc.
5.75%, 05/01/25 (g)	211	219
4.63%, 06/15/30 (g)	200	191
3.50%, 10/15/32 (g)	1,900	1,638
McDonald's Corporation
3.63%, 09/01/49	400	329
MCE Finance Limited
5.25%, 04/26/26 (b)	500	354
5.63%, 07/17/27 (b)	200	134
5.75%, 07/21/28 (b)	3,200	2,028
5.38%, 12/04/29 (b)	2,100	1,265
MGM China Holdings Limited
5.38%, 05/15/24 (b)	300	252
5.25%, 06/18/25 (b)	800	619
5.88%, 05/15/26 (b)	1,400	1,063
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	400	393
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	4,500	3,791
2.45%, 09/15/28 (b)	200	161
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	1,100	1,082
4.35%, 09/17/27 (b)	2,100	1,923
4.81%, 09/17/30 (b)	600	532
NVR, Inc.
3.00%, 05/15/30	4,400	3,788
PetSmart, Inc.
4.75%, 02/15/28 (b)	450	389
Prosus N.V.
3.68%, 01/21/30 (b)	1,100	880
Sands China Ltd.
5.13%, 08/08/25 (g) (h)	3,700	3,117
3.80%, 01/08/26 (g) (h)	800	642
2.55%, 03/08/27 (b) (g) (h)	700	511
5.40%, 08/08/28 (g) (h)	900	693
3.10%, 03/08/29 (b) (g) (h)	1,000	706
3.25%, 08/08/31 (b) (f) (g) (h)	1,000	672
SES
3.60%, 04/04/23 (b)	2,007	1,999
Station Casinos LLC
4.50%, 02/15/28 (b)	300	254
Stellantis Finance US Inc.
2.69%, 09/15/31 (b)	1,300	1,030
Studio City Finance Limited
6.50%, 01/15/28 (b)	1,100	629
5.00%, 01/15/29 (b)	1,900	956
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (b)	1,900	1,836
Wyndham Destinations, Inc.
4.63%, 03/01/30 (b)	1,000	775
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b) (f)	900	771
Wynn Macau, Limited
4.88%, 10/01/24 (b)	400	296
5.50%, 01/15/26 - 10/01/27 (c)	900	594
5.50%, 10/01/27 (b)	2,600	1,683
5.63%, 08/26/28 (b)	4,000	2,495
		75,456
Energy 5.9%
Aker BP ASA
3.75%, 01/15/30 (b)	2,200	1,971
4.00%, 01/15/31 (b)	3,500	3,145
APT Pipelines Limited
4.20%, 03/23/25 (b)	500	496
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (b) (f)	200	189
Boardwalk Pipelines, LP
3.60%, 09/01/32	3,000	2,545
BP Capital Markets America Inc.
4.23%, 11/06/28	1,600	1,590
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	674
5.13%, 06/30/27	6,100	6,119
3.70%, 11/15/29	800	734
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	1,900	1,620
Continental Resources, Inc.
5.75%, 01/15/31 (b)	1,800	1,738
Devon Energy Corporation
4.50%, 01/15/30	842	794
El Paso LLC
7.75%, 01/15/32	200	233
Enable Midstream Partners, LP
4.40%, 03/15/27	800	775
4.95%, 05/15/28	500	489
5.00%, 05/15/44 (h)	595	498
Enbridge Inc.
1.38%, (SOFR + 0.40%), 02/17/23 (a)	1,900	1,889

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Energy Transfer LP
4.25%, 03/15/23	200	200
4.20%, 04/15/27	1,200	1,153
5.50%, 06/01/27	2,472	2,509
4.90%, 03/15/35	554	497
7.50%, 07/01/38	200	216
6.05%, 06/01/41	1,300	1,251
6.50%, 02/01/42 (f)	100	100
6.25%, 04/15/49	600	582
Enterprise Products Operating LLC
3.20%, 02/15/52	2,300	1,646
4.88%, 08/16/77 (a)	500	393
EQM Midstream Partners, LP
4.00%, 08/01/24 (f)	188	176
4.13%, 12/01/26	100	86
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	1,000	849
Gaz Capital S.A.
3.13%, 11/17/23, EUR (b)	400	138
2.95%, 01/24/24, EUR (c)	1,600	537
2.25%, 11/22/24, EUR (c)	200	63
4.95%, 03/23/27 (c)	600	174
Gaz Finance PLC
3.00%, 06/29/27 (c)	1,500	435
2.95%, 01/27/29 (b)	1,800	495
3.25%, 02/25/30 (c)	1,000	273
3.25%, 02/25/30 (b)	1,800	491
Greenko Dutch B.V.
3.85%, 03/29/26 (b)	776	659
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (c)	1,100	979
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	2,621	2,130
Hess Corporation
7.30%, 08/15/31	65	73
Kinder Morgan, Inc.
2.32%, (3 Month USD LIBOR + 1.28%), 01/15/23 (a)	1,300	1,301
Lundin Energy Finance B.V.
3.10%, 07/15/31 (b)	1,200	997
Midwest Connector Capital Company LLC
3.90%, 04/01/24 (b)	3,300	3,240
4.63%, 04/01/29 (b)	500	472
MPLX LP
4.50%, 04/15/38	200	175
5.20%, 12/01/47	1,638	1,471
4.90%, 04/15/58	300	249
Ocyan S/A
0.00% (b) (d) (m)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (c)	4	4
7.35%, 12/01/26 (b) (l)	149	91
7.72%, 12/01/26 (c) (l)	172	43
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,009
6.85%, 10/15/37	200	205
6.20%, 09/15/43	500	471
ONEOK, Inc.
4.00%, 07/13/27	300	289
4.35%, 03/15/29	2,500	2,352
6.35%, 01/15/31	2,800	2,926
Petrobras Global Finance B.V.
5.60%, 01/03/31 (f)	1,300	1,207
Petróleos Mexicanos
6.75%, 09/21/47	1,032	636
Phillips 66
3.15%, 12/15/29 (b)	900	817
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	199
3.60%, 11/01/24	100	98
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (b)	217	225
Regency Energy Partners LP
5.00%, 10/01/22	100	100
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	800	808
5.75%, 05/15/24	1,510	1,540
5.88%, 06/30/26	1,200	1,239
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	170
Targa Resources Corp
4.20%, 02/01/33	1,300	1,180
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	4,409
TransCanada PipeLines Limited
4.63%, 03/01/34	800	767
TransCanada Trust
5.30%, 03/15/77	875	780
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	772
3.25%, 05/15/30	700	629
4.60%, 03/15/48	990	896
		73,371
Information Technology 5.5%
Apple Inc.
2.80%, 02/08/61	2,200	1,566
Arrow Electronics, Inc.
3.25%, 09/08/24	600	587
Broadcom Inc.
4.15%, 11/15/30	2,414	2,213
2.45%, 02/15/31 (b)	1,900	1,524
4.30%, 11/15/32	2,900	2,638
3.47%, 04/15/34 (b)	1,996	1,622
3.14%, 11/15/35 (b)	1,622	1,231
3.19%, 11/15/36 (b)	1,109	843
4.93%, 05/15/37 (b)	3,358	3,016
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,190
Citrix Systems, Inc.
1.25%, 03/01/26	1,700	1,645
4.50%, 12/01/27	1,200	1,179
3.30%, 03/01/30	1,000	975
Dell International L.L.C.
5.45%, 06/15/23 (g)	2,087	2,111
6.02%, 06/15/26 (g)	2,900	3,005
4.90%, 10/01/26 (g)	1,800	1,801
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,114
Fiserv, Inc.
3.20%, 07/01/26	3,000	2,850
3.50%, 07/01/29	700	638
Flex Ltd.
5.00%, 02/15/23	100	101
4.88%, 06/15/29 - 05/12/30	700	670
Global Payments Inc.
2.90%, 05/15/30	500	423
4.15%, 08/15/49	500	391
Infor, Inc.
1.75%, 07/15/25 (b)	800	740
Leidos, Inc.
4.38%, 05/15/30 (g)	300	278
2.30%, 02/15/31 (g)	1,900	1,504
Lenovo Group Limited
5.88%, 04/24/25 (c)	200	206
3.42%, 11/02/30 (b)	2,000	1,704
Marvell Technology, Inc.
4.20%, 06/22/23	500	502
Micron Technology, Inc.
4.19%, 02/15/27	2,900	2,824
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,239
NXP B.V.
4.88%, 03/01/24	200	201
2.70%, 05/01/25	1,300	1,238
3.40%, 05/01/30	2,400	2,138
Oracle Corporation
2.30%, 03/25/28	6,000	5,162
4.00%, 07/15/46 - 11/15/47	1,300	964

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
3.60%, 04/01/50	900	624
Paypal Holdings, Inc.
3.25%, 06/01/50 (f)	1,100	830
Seagate HDD Cayman
4.13%, 01/15/31	600	490
ServiceNow, Inc.
1.40%, 09/01/30	1,200	938
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (c)	1,400	1,399
TD SYNNEX Corporation
1.75%, 08/09/26 (b) (g)	5,200	4,586
VeriSign, Inc.
2.70%, 06/15/31	600	484
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	1,804
3.90%, 08/21/27	1,800	1,721
4.70%, 05/15/30 (g)	3,100	2,988
Western Digital Corporation
4.75%, 02/15/26	350	335
		69,232
Communication Services 4.9%
Activision Blizzard, Inc.
3.40%, 09/15/26	900	885
Altice Financing S.A.
2.25%, 01/15/25, EUR (b)	300	276
AMC Networks, Inc.
4.25%, 02/15/29	2,200	1,786
AT&T Inc.
2.55%, 12/01/33	1,785	1,448
3.65%, 09/15/59	2,681	2,008
Baidu, Inc.
4.38%, 05/14/24	200	201
1.72%, 04/09/26	1,000	914
4.88%, 11/14/28	1,100	1,112
Bharti Airtel Limited
4.38%, 06/10/25 (c)	1,500	1,492
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,508
3.75%, 02/15/28	300	276
5.05%, 03/30/29	100	96
2.80%, 04/01/31	200	160
3.50%, 03/01/42	3,600	2,506
5.38%, 05/01/47	400	342
5.75%, 04/01/48	300	268
4.80%, 03/01/50	2,000	1,578
5.25%, 04/01/53	500	424
3.85%, 04/01/61	200	132
Comcast Corporation
3.30%, 02/01/27	400	389
3.40%, 07/15/46	1,200	963
4.00%, 11/01/49	300	261
2.80%, 01/15/51	1,750	1,236
2.94%, 11/01/56	157	109
2.99%, 11/01/63	528	359
Cox Communications, Inc.
3.15%, 08/15/24 (b)	276	269
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	600	153
Discovery Communications, LLC
3.45%, 03/15/25	100	97
DISH DBS Corporation
5.25%, 12/01/26 (b)	800	627
Expedia Group, Inc.
3.80%, 02/15/28	500	456
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (b)	2,000	1,568
Level 3 Financing, Inc.
3.88%, 11/15/29 (b)	1,150	959
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	600	481
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (b)	200	194
NBN Co Limited
2.63%, 05/05/31 (b)	3,900	3,324
Netflix, Inc.
4.63%, 05/15/29, EUR (c)	1,600	1,577
3.88%, 11/15/29, EUR (c)	1,400	1,319
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (l)	400	224
RELX Capital Inc.
3.50%, 03/16/23	200	200
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,198
4.50%, 09/15/42	300	234
Sprint Corporation
7.13%, 06/15/24	200	206
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	700	658
Tencent Holdings Limited
3.60%, 01/19/28 (c)	200	190
3.98%, 04/11/29 (b)	3,400	3,228
3.98%, 04/11/29 (c)	900	853
2.39%, 06/03/30 (c)	900	754
3.24%, 06/03/50 (b)	1,100	764
Tencent Music Entertainment Group
2.00%, 09/03/30	500	389
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	116
T-Mobile US, Inc.
3.50%, 04/15/25	4,500	4,403
1.50%, 02/15/26	2,800	2,533
3.30%, 02/15/51	3,500	2,553
Verizon Communications Inc.
2.25%, (SOFR + 0.79%), 03/20/26 (a)	9,600	9,427
2.10%, 03/22/28	500	444
2.85%, 09/03/41	900	675
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (c)	300	293
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	196
Xiaomi Best Time International Limited
2.88%, 07/14/31 (b)	600	467
		61,758
Industrials 4.7%
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (b)	800	798
Aircastle Limited
2.85%, 01/26/28 (b)	2,200	1,819
Allegion Public Limited Company
3.50%, 10/01/29	500	443
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	391
3.55%, 10/01/27	100	92
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	384
BAE Systems PLC
3.40%, 04/15/30 (b)	300	274
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,196
BOC Aviation Limited
2.75%, 09/18/22 (b)	400	399
3.50%, 10/10/24 (b)	2,300	2,273
Boise Cascade Company
4.88%, 07/01/30 (b)	300	263
Bombardier Inc.
7.13%, 06/15/26 (b)	900	734
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	925
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,177
7.38%, 01/15/26 (f)	1,601	1,599
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (b)	1,800	1,699
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29	800	693
GATX Corporation
3.50%, 03/15/28	500	468

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
General Electric Company
5.16%, (3 Month USD LIBOR + 3.33%), (100, 09/15/22) (a) (d) (f)	2,500	2,183
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	296
4.20%, 05/01/30	200	188
Kansas City Southern
3.00%, 05/15/23	200	199
3.13%, 06/01/26	500	482
3.50%, 05/01/50	1,200	937
Norfolk Southern Corporation
4.15%, 02/28/48	400	357
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	260	261
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	1,000	944
Quanta Services, Inc.
2.90%, 10/01/30	900	744
3.05%, 10/01/41 (f)	1,500	1,041
Rolls-Royce Group PLC
3.38%, 06/18/26, GBP (c)	800	839
1.63%, 05/09/28, EUR (c)	300	234
Rolls-Royce PLC
5.75%, 10/15/27 (b)	1,600	1,450
SF Holding Investment Limited
3.13%, 11/17/31 (c)	800	679
Southwest Airlines Co.
5.25%, 05/04/25	2,856	2,913
Standard Industries Inc.
3.38%, 01/15/31 (b)	1,000	738
Textron Inc.
3.38%, 03/01/28	3,000	2,840
The Boeing Company
2.20%, 02/04/26 (g)	2,500	2,253
3.25%, 02/01/28	2,300	2,055
2.95%, 02/01/30	300	249
3.60%, 05/01/34	1,800	1,433
5.93%, 05/01/60 (g)	5,700	5,161
Triumph Group, Inc.
6.25%, 09/15/24 (b)	300	268
Union Pacific Corporation
3.95%, 08/15/59	300	255
3.75%, 02/05/70	300	239
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	485
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,103
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	8,000	7,641
		59,094
Health Care 2.9%
AbbVie Inc.
2.60%, 11/21/24	500	484
4.40%, 11/06/42 (f)	2,581	2,346
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	918
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	596
Anthem, Inc.
4.10%, 03/01/28	600	593
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	324
Bausch Health Companies Inc.
9.25%, 04/01/26 (b) (f)	700	501
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,344
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,417
Bristol-Myers Squibb Company
3.40%, 07/26/29	402	388
4.35%, 11/15/47	200	191
4.55%, 02/20/48	78	77
Centene Corporation
4.25%, 12/15/27	600	560
2.45%, 07/15/28	1,100	917
Community Health Systems, Inc.
5.63%, 03/15/27 (b)	200	169
6.00%, 01/15/29 (b)	100	82
4.75%, 02/15/31 (b)	200	147
CVS Health Corporation
4.30%, 03/25/28	1,796	1,779
3.25%, 08/15/29 (f)	1,600	1,460
7.51%, 01/10/32 (b)	43	47
4.70%, 01/10/36 (b)	732	696
2.70%, 08/21/40	300	216
DaVita Inc.
4.63%, 06/01/30 (b)	300	234
Fresenius Medical Care
4.75%, 10/15/24 (b)	700	701
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (b)	200	159
HCA Inc.
5.25%, 06/15/26	300	298
4.50%, 02/15/27	2,116	2,034
3.63%, 03/15/32 (b)	1,300	1,097
5.50%, 06/15/47	900	807
Humana Inc.
3.95%, 08/15/49	400	339
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	594
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	887
Mylan N.V.
3.95%, 06/15/26	2,700	2,545
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,123
Royalty Pharma PLC
1.20%, 09/02/25	2,000	1,792
Smith & Nephew PLC
2.03%, 10/14/30	900	713
Stryker Corporation
1.15%, 06/15/25	1,500	1,384
3.50%, 03/15/26	475	466
2.90%, 06/15/50 (f)	300	216
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,011
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	996
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	698
Zoetis Inc.
4.50%, 11/13/25	200	203
3.00%, 09/12/27	300	283
		36,832
Consumer Staples 1.6%
Adecoagro S.A.
6.00%, 09/21/27 (c)	200	183
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	360
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,169
Bacardi Limited
4.45%, 05/15/25 (b)	2,100	2,085
Barry Callebaut Services
5.50%, 06/15/23 (b) (g)	900	910
BAT Capital Corp.
3.56%, 08/15/27	400	366
BRF S.A.
4.88%, 01/24/30 (c)	800	635
Campbell Soup Company
3.65%, 03/15/23	286	286
2.38%, 04/24/30	600	507
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (c)	900	767
Cielo USA Inc.
3.75%, 11/16/22 (b)	600	598
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,066
3.70%, 12/06/26	100	97
CSL Finance PLC
4.05%, 04/27/29 (b)	500	491
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,537
General Mills, Inc.
3.00%, 02/01/51	100	73
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/32 (b)	1,500	1,384
Massachusetts Institute of Technology
4.68%, 07/01/14 (f)	200	199
Mondelez International, Inc.
2.63%, 09/04/50	700	475
RELX Capital Inc.
3.00%, 05/22/30	100	90
Suntory Holdings Limited
2.25%, 10/16/24 (b)	1,300	1,239
The Coca-Cola Company
2.50%, 06/01/40	200	157
The J. M. Smucker Company
3.50%, 03/15/25	100	98
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	950	780
		19,758
Materials 0.6%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	830
CF Industries, Inc.
5.15%, 03/15/34	300	293
CSN Islands XII Corp
6.75%, 01/28/28 (b)	500	442
CSN Resources S.A.
4.63%, 06/10/31 (b)	1,100	791
Georgia-Pacific LLC
2.10%, 04/30/27 (b)	900	825
Huntsman International LLC
4.50%, 05/01/29	400	377
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (b)	200	182
International Flavors & Fragrances Inc.
3.47%, 12/01/50 (b)	2,182	1,590
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (b)	900	74
Newcrest Finance Pty Limited
5.75%, 11/15/41 (b)	100	99
Syngenta Finance N.V.
3.38%, 04/16/26, EUR (c) (g)	500	516
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	600	594
Westrock Company, Inc.
4.00%, 03/15/28	381	372
Yara International ASA
3.80%, 06/06/26 (b)	300	287
4.75%, 06/01/28 (b)	300	287
3.15%, 06/04/30 (b)	400	340
		7,899
Total Corporate Bonds And Notes (cost $1,172,473)		1,002,002
GOVERNMENT AND AGENCY OBLIGATIONS 19.8%
U.S. Treasury Bond 11.2%
Treasury, United States Department of
1.88%, 02/15/41 (n)	32,900	25,801
2.25%, 05/15/41	42,212	35,201
2.00%, 11/15/41 (n)	6,900	5,478
3.25%, 05/15/42	9,000	8,783
1.38%, 08/15/50 (n)	8,445	5,558
2.38%, 05/15/51 (n)	15,023	12,680
1.88%, 11/15/51	30,287	22,725
2.25%, 02/15/52 (n)	17,907	14,734
2.88%, 05/15/52	10,100	9,535
		140,495
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	545	535
4.50%, 09/01/48 - 04/01/49	416	422
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	205	196
4.50%, 08/01/48 - 01/01/49	239	242
4.00%, 03/01/49 - 05/01/50	2,073	2,064
TBA, 2.00%, 08/15/52 (o)	7,400	6,414
TBA, 2.50%, 08/15/52 (o)	500	449
TBA, 3.00%, 08/15/52 (o)	500	465
TBA, 3.50%, 08/15/52 (o)	15,840	15,206
TBA, 4.50%, 08/15/52 (o)	15,000	15,023
Government National Mortgage Association
TBA, 2.00%, 07/15/52 (o)	1,500	1,332
TBA, 2.50%, 07/15/52 (o)	3,600	3,293
		45,641
Sovereign 3.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (c)	300	165
Canada, Government of
1.95%, 12/15/25, CAD	8,000	5,935
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	13,800	3,768
6.35%, 08/12/28, PEN (b)	5,000	1,230
5.40%, 08/12/34, PEN (b)	300	63
5.35%, 08/12/40, PEN (b)	700	136
Commonwealth of Australia
1.00%, 11/21/31, AUD (c)	3,950	2,166
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (b)	1,400	1,405
3.75%, 04/16/30 (b)	2,900	2,877
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 - 04/04/42 (c) (i) (j)	1,400	444
0.00%, 04/04/42 (b) (i) (j)	200	62
Presidencia De La Nacion
1.00%, 07/09/29	30	7
0.50%, 07/09/30 (h)	103	24
1.13%, 07/09/35 (h)	188	40
2.50%, 07/09/41 (h)	1,100	290
Romania, Government of
2.13%, 03/07/28, EUR	200	172
3.75%, 02/07/34, EUR	800	625
Saudi Arabia, Government of
2.25%, 02/02/33 (b)	5,100	4,239
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (c)	900	906
3.25%, 10/26/26 (c)	800	781
South Africa, Parliament of
10.50%, 12/21/27, ZAR	209,900	13,662
		38,997
U.S. Treasury Note 1.6%
Treasury, United States Department of
1.88%, 02/15/32 (o)	16,420	14,873
2.88%, 05/15/32	5,500	5,438
		20,311
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	2,985
Total Government And Agency Obligations (cost $257,852)		248,429
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.6%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	59	55
Series 2015-A-1, 3.60%, 03/15/27	139	131
Series 2017-A-1, 3.55%, 01/15/30	1,395	1,257
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	971	951
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.83%, (12 Month Treasury Average + 1.35%), 08/25/35 (a)	67	55
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,818	1,321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,627	1,346
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,002	970
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	532	338
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,429	2,444
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	600	510
Series 2015-A-1, 3.38%, 05/01/27	456	399
Series 2015-AA-2, 3.60%, 09/22/27	716	655
Series 2016-AA-1, 3.58%, 01/15/28	221	205
Series 2016-AA-2, 3.20%, 06/15/28	1,410	1,280
Series 2017-AA-2, 3.35%, 10/15/29	2,115	1,940
Series 2017-A-2, 3.60%, 10/15/29	470	415
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.26%, (12 Month Treasury Average + 0.94%), 10/25/46 (a) (h)	348	279
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 2.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (a)	1,000	972
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.94%, (3 Month USD LIBOR + 0.90%), 07/18/29 (a)	1,000	985
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	10	8
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.24%, 11/20/36 (a)	1,797	1,529
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.88%, 04/25/35 (a)	432	398
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.33%, 06/25/35 (a)	430	400
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.36%, 07/25/36 (a)	681	585
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 1.85%, (1 Month USD LIBOR + 0.23%), 11/25/36 (a) (h)	1,000	925
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 2.12%, (3 Month USD LIBOR + 1.08%), 07/15/32 (a)	800	777
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	333	317
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	350	344
Series 2021-A-1, 2.90%, 03/15/35	1,496	1,272
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 2.08%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (h)	700	672
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 2.36%, (3 Month USD LIBOR + 0.95%), 08/14/30 (a)	1,200	1,177
Carlyle US CLO 2017-1 Ltd.
Series 2017-A1R-1A, 2.06%, (3 Month USD LIBOR + 1.00%), 04/21/31 (a)	1,300	1,267
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 2.32%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	2,189	2,142
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (a) (h)	605	203
Centex LLC
Series 2004-MV1-D, REMIC, 2.55%, (1 Month USD LIBOR + 0.93%), 09/25/34 (a) (h)	23	23
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	584	339
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 2.04%, (1 Month USD LIBOR + 0.42%), 11/25/34 (a)	579	511
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 2.09%, (3 Month USD LIBOR + 1.03%), 04/22/30 (a)	1,400	1,378
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	97
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 2.29%, (1 Month USD LIBOR + 0.97%), 06/15/23 (a)	674	652
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 1.76%, (1 Month USD LIBOR + 0.14%), 07/25/35 (a) (h)	62	56
Series 2007-1A1-12, REMIC, 2.36%, (1 Month USD LIBOR + 0.74%), 06/25/37 (a) (h)	648	637
CWABS, Inc.
Series 2004-M1-4, REMIC, 2.34%, (1 Month USD LIBOR + 0.72%), 07/25/34 (a) (h)	22	22
Series 2004-M1-5, REMIC, 2.48%, (1 Month USD LIBOR + 0.86%), 08/25/34 (a) (h)	5	5
Series 2005-1A-AB4, REMIC, 2.10%, (1 Month USD LIBOR + 0.48%), 03/25/36 (a) (h)	22	20
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,983
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	880	754
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	63	62
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	4,373	4,264
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 3.05%, (1 Month USD LIBOR + 1.43%), 10/25/34 (a) (h)	671	654
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 2.13%, (1 Month USD LIBOR + 0.51%), 01/25/36 (a) (h)	425	367
GSAMP Trust
Series 2006-A1-FM2, REMIC, 1.90%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (h)	2,791	1,115
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	294
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 1.80%, (1 Month USD LIBOR + 0.21%), 12/19/36 (a) (h)	416	370
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 10/25/35 (a) (h)	1	1
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.16%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (h)	36	35
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 2.10%, (1 Month USD LIBOR + 0.48%), 07/25/35 (a) (h)	306	292
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 1.41%, (1 Month USD LIBOR + 0.27%), 07/25/36 (a) (h)	271	260
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (h)	1,084	806
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	267	227
Series 2020-1A-1, 4.00%, 11/15/32	2,615	2,404
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 2.52%, (1 Month USD LIBOR + 1.20%), 12/15/38 (a) (h)	1,000	968
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 09/25/36 (a) (h)	966	312
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 2.34%, (1 Month USD LIBOR + 0.72%), 12/25/34 (a) (h)	782	755
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 2.37%, (1 Month USD LIBOR + 0.75%), 09/25/35 (a) (h)	645	625
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 1.72%, (1 Month USD LIBOR + 0.10%), 04/25/37 (a) (h)	10	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 2.02%, (1 Month USD LIBOR + 0.40%), 04/25/36 (a) (h)	371	284
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 2.33%, (1 Month USD LIBOR + 0.71%), 02/25/36 (a) (h)	300	275
Series 2006-A2B-2, REMIC, 1.78%, (1 Month USD LIBOR + 0.16%), 08/25/36 (a) (h)	297	290
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a)	513	510
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 2.61%, (1 Month USD LIBOR + 0.99%), 09/25/34 (a) (h)	7	7
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	147	77
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	35	31
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	39	33
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 2.08%, (1 Month USD LIBOR + 0.46%), 12/25/35 (a) (h)	153	133
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 1.78%, (1 Month USD LIBOR + 0.16%), 09/25/36 (a) (h)	—	—
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	326	288
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	636	591
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (a)	2	2
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (c)	580	732
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	64	59
Series 2016-A-2, 3.10%, 10/07/28	381	311
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,186	3,519
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	937	916
Series 2014-A-1, 4.00%, 04/11/26	554	518
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	429	380
Total Non-U.S. Government Agency Asset-Backed Securities (cost $61,020)		57,774
SENIOR FLOATING RATE INSTRUMENTS 2.4%
Consumer Discretionary 0.8%
Advantage Sales & Marketing, Inc.
2021 Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 10/28/27 (a)	1,379	1,265
Aramark Services, Inc.
2018 Term Loan B3, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	233	223
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	2,067	1,988
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (a)	980	942
Scientific Games Holdings LP
2022 USD Term Loan B, 4.18%, (SOFR + 3.50%), 02/03/29 (a)	1,600	1,478
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 3.01%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	2,000	1,898
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	600	596
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	1,489	1,370
		9,760
Industrials 0.5%
Cornerstone Building Brands, Inc.
2021 Term Loan B, 4.57%, (3 Month USD LIBOR + 3.25%), 04/12/28 (a)	2,629	2,169
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (a)	985	857
GIP II Blue Holding, L.P
Term Loan B, 5.51%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	2,109	2,040
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan, 8.30%, (3 Month USD LIBOR + 6.75%), 11/28/23 (a)	98	97
Standard Industries Inc.
2021 Term Loan B, 3.79%, (6 Month USD LIBOR + 2.50%), 08/05/28 (a)	1,080	1,041
		6,204
Health Care 0.4%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 3.62%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	297	292
Elanco Animal Health Incorporated
Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	2,543	2,397
Parexel International Corporation
2021 1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	399	374
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	1,644	1,531
U.S. Renal Care, Inc.
2019 Term Loan B, 6.06%, (1 Month USD LIBOR + 5.00%), 06/11/26 (a)	389	265
		4,859
Information Technology 0.3%
Arches Buyer Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	1,568	1,427
Ivanti Software, Inc.
2021 Term Loan B, 5.85%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	993	850
MH Sub I, LLC
2017 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.50%), 08/09/24 (a)	953	895
		3,172
Communication Services 0.2%
Cablevision Lightpath LLC
Term Loan B, 4.57%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	1,084	1,019
Charter Communications Operating, LLC
2019 Term Loan B2, 2.81%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	1,045	994
CSC Holdings, LLC
2019 Term Loan B5, 3.82%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	290	269
Diamond Sports Group, LLC
2022 First Priority Term Loan, 9.18%, (SOFR + 8.00%), 05/19/26 (a)	124	124
2022 2nd Lien Term Loan, 4.43%, (SOFR + 3.25%), 08/24/26 (a)	97	23
E.W. Scripps Company (The)
2019 Term Loan B2, 3.62%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	97	92
2020 Term Loan B3, 3.81%, (1 Month USD LIBOR + 2.75%), 12/15/27 (a)	414	391
Univision Communications Inc.
Term Loan C5, 3.81%, (1 Month USD LIBOR + 2.75%), 03/15/24 (a)	35	34
		2,946
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
2021 Term Loan B5, 3.85%, (1 Month USD LIBOR + 2.25%), 12/01/27 (a)	981	930

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Citadel Securities LP
2021 Term Loan B, 3.65%, (SOFR + 2.50%), 02/01/28 (a)	891	855
Delos Finance Sarl
2018 Term Loan B, 2.76%, (3 Month USD LIBOR + 1.75%), 10/06/23 (a)	210	207
FinCo I LLC
2020 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 06/27/25 (a)	131	125
Trans Union, LLC
2021 Term Loan B6, 3.31%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	693	659
		2,776
Materials 0.0%
White Cap Buyer LLC
Term Loan B, 4.78%, (SOFR + 3.75%), 10/08/27 (a)	591	543
Total Senior Floating Rate Instruments (cost $32,726)		30,260
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank, ACB, 6.20% (d)	3	307
Wells Fargo & Company, 4.25% (d) (f)	65	1,144
Total Preferred Stocks (cost $1,928)		1,451
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (i) (k)	35	—
Total Common Stocks (cost $166)		—
SHORT TERM INVESTMENTS 2.8%
U.S. Treasury Bill 2.0%
Treasury, United States Department of
1.05%, 08/18/22 (n) (p)	585	584
1.48%, 08/23/22 (p)	16,200	16,164
2.08%, 10/25/22 (n) (p)	7,500	7,451
		24,199
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 1.41% (q) (r)	10,263	10,263
Treasury Securities 0.0%
Presidencia De La Nacion
41.48%, 09/30/22, ARS (p)	57,100	198
Total Short Term Investments (cost $34,728)		34,660
Total Investments 109.6% (cost $1,560,893)		1,374,576
Other Derivative Instruments (0.0)%		(369)
Other Assets and Liabilities, Net (9.6)%		(119,924)
Total Net Assets 100.0%		1,254,283

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $279,525 and 22.3% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) All or a portion of the security was on loan as of June 30, 2022.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(i) Non-income producing security.

(j) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $127,837.

(p) The coupon rate represents the yield to maturity.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.7%
United Kingdom	4.8
Japan	3.0
Cayman Islands	1.8
Netherlands	1.6
Switzerland	1.4
Canada	1.4
South Africa	1.0
Ireland	1.0
Germany	0.9
Spain	0.9
Hong Kong	0.9
Australia	0.8
India	0.8
Italy	0.7
Brazil	0.7
France	0.6
Macau	0.5
Singapore	0.5
Saudi Arabia	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Summary of Investments by Country^	Total Long Term Investments
Norway	0.4
China	0.4
Luxembourg	0.4
Peru	0.4
Bermuda	0.4
Qatar	0.3
Mexico	0.3
Denmark	0.3
Russian Federation	0.3
Mauritius	0.2
Virgin Islands (British)	0.2
United Arab Emirates	0.1
Austria	0.1
Chile	0.1
Panama	0.1
Colombia	0.1
Belgium	0.1
Indonesia	0.1
Isle of Man	0.1
Romania	0.1
Argentina	0.1
Finland	—
Ukraine	—
Guernsey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	510	471	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	183	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,887	1,449	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	614	463	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	603	0.1
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	205	199	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,013	989	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	896	675	0.1
Barclays PLC, 7.88% (callable at 100, 09/15/22)	02/17/21	3,146	2,683	0.2
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	332	331	—
Bharti Airtel Limited, 4.38%, 06/10/25	01/07/22	1,583	1,492	0.1
BRF S.A., 4.88%, 01/24/30	12/08/20	857	635	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	301	165	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	767	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	412	232	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,851	2,166	0.2
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/18/21	995	500	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	02/25/21	502	500	—
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	307	300	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	421	337	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,497	1,653	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,630	1,480	0.1
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,829	537	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	226	63	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	580	174	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,517	435	—
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,023	273	—
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	310	301	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	520	455	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,146	979	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,566	1,141	0.1
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	764	596	0.1
Kaisa Group Holdings Ltd., 0.00%, 06/30/22	02/12/20	802	108	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/23	02/25/21	2,047	271	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	351	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	108	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	108	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	41	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	607	140	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	202	35	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	211	206	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	72	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/23/22	393	372	—
Netflix, Inc., 4.63%, 05/15/29	02/02/21	2,385	1,577	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,889	1,319	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	501	250	—
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	15	11	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	2,074	1,560	0.1
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	421	308	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	4	4	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	118	43	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	187	201	—
Rolls-Royce Group PLC, 3.38%, 06/18/26	02/02/21	1,088	839	0.1
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	338	234	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	896	906	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	795	781	0.1
SB Capital S.A., 0.00%, 10/29/22	11/23/20	5,165	—	—
SB Capital S.A., 0.00%, 05/23/23	09/19/19	615	—	—
Seazen Group Limited, 6.00%, 08/12/24	02/08/21	2,378	1,317	0.1
SF Holding Investment Limited, 3.13%, 11/17/31	01/27/22	773	679	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	901	889	0.1
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	767	639	0.1
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,399	203	—
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	407	58	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,406	1,399	0.1
Syngenta Finance N.V., 3.38%, 04/16/26	06/10/21	661	516	0.1
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	216	190	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,005	853	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	916	754	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	714	732	0.1
UBS AG, 5.13%, 05/15/24	01/15/20	933	898	0.1
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,721	1,352	0.1
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/01/19	369	293	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,230	1,043	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	308	207	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	615	387	—
Yango Justice International Limited, 0.00%, 04/15/23	11/05/21	119	28	—
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	12	—
		74,608	45,521	3.6

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	404	March 2024		97,849	207	289

Short Contracts
Euro Bund	(26)	September 2022	EUR	(3,953)	(98)	91
United States 2 Year Note	(39)	October 2022		(8,214)	(22)	23
					(120)	114

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,200	2	(110)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	171,900	12	(988)
3M Canada Bankers Acceptance (S)	Paying	1.96	(S)	04/22/31	CAD	6,100	51	(612)
3M LIBOR (S)	Paying	1.27	(S)	11/04/23		6,700	8	(30)
6M BUBOR (A)	Paying	1.00	(A)	09/19/23	HUF	297,000	2	(88)
6M BUBOR (A)	Paying	1.25	(A)	09/19/23	HUF	906,900	5	(283)
6M EURIBOR (S)	Receiving	0.25	(S)	09/21/32	EUR	11,900	(251)	1,027
6M EURIBOR (S)	Receiving	0.50	(S)	09/21/52	EUR	500	(16)	131
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(2)	31
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(3)	38
BRAZIBOR (A)	Paying	11.18	(A)	01/02/25	BRL	12,000	5	(68)
BRAZIBOR (A)	Paying	10.99	(A)	01/04/27	BRL	13,700	12	(115)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	61,100	51	(430)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/32	GBP	12,700	(310)	975
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/52	GBP	200	(9)	39
U.S. SOFR (A)	Paying	1.00	(A)	06/15/27		5,500	32	15
U.S. SOFR (A)	Paying	1.75	(A)	06/15/27		14,800	85	(57)
							(326)	(522)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	N/A	1.00	06/20/23	1,300	(4)	—	5

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	1.00	12/20/25	(300)	—	(1)	(5)
American International Group, Inc. (Q)	0.98	1.00	12/20/26	(1,000)	1	(2)	(21)
AT&T Inc. (Q)	1.03	1.00	12/20/24	(5,500)	(4)	(5)	(73)
AT&T Inc. (Q)	1.11	1.00	12/20/25	(2,600)	(9)	(3)	(42)
AT&T Inc. (Q)	1.14	1.00	06/20/26	(2,600)	(14)	(2)	(53)
AT&T Inc. (Q)	1.23	1.00	12/20/26	(800)	(7)	(1)	(17)
Atlantia S.p.A. (Q)	3.09	1.00	12/20/25	(1,400)	(98)	(15)	(37)
Bank of America Corporation (Q)	0.50	1.00	12/20/22	(2,300)	5	—	(11)
Berkshire Hathaway Inc. (Q)	0.10	1.00	12/20/22	(900)	4	—	(14)
Berkshire Hathaway Inc. (Q)	0.10	1.00	12/20/22	(5,600)	24	—	(89)
British Telecommunications Public Limited Company (Q)	0.77	1.00	12/20/24	(700)	4	(1)	(1)
British Telecommunications Public Limited Company (Q)	1.03	1.00	12/20/25	(500)	(1)	(2)	(5)
British Telecommunications Public Limited Company (Q)	1.56	1.00	12/20/27	(300)	(9)	(2)	(6)
Ford Motor Company (Q)	2.77	5.00	06/20/23	(700)	15	(1)	(22)
Ford Motor Company (Q)	3.48	5.00	12/20/24	(1,500)	52	(5)	(121)
General Electric Company (Q)	0.92	1.00	06/20/24	(300)	—	—	5
General Electric Company (Q)	1.53	1.00	06/20/26	(1,000)	(19)	(1)	(28)
General Motors Company (Q)	2.63	5.00	12/20/26	(900)	84	(1)	(82)
Hess Corporation (Q)	1.80	1.00	12/20/26	(1,800)	(58)	(3)	(34)
ITRAXX.EUR.XO.37 (Credit rating^: BB-) (Q)	N/A	5.00	06/20/27	(1,100)	(36)	(11)	(60)
MetLife, Inc. (Q)	0.26	1.00	12/20/22	(1,100)	4	—	(16)
MetLife, Inc. (Q)	0.54	1.00	12/20/24	(500)	5	—	(7)
Prudential Financial, Inc. (Q)	0.54	1.00	12/20/24	(800)	9	—	(11)
Rolls-Royce Group PLC (Q)	3.16	1.00	12/20/24	(2,700)	(145)	(27)	290
Rolls-Royce Group PLC (Q)	3.16	1.00	12/20/24	(2,500)	(134)	(25)	268
Rolls-Royce Group PLC (Q)	4.01	1.00	12/20/25	(1,650)	(165)	(18)	(9)
Tesco PLC (Q)	0.93	1.00	12/20/24	(800)	1	(2)	(15)
Tesco PLC (Q)	1.57	1.00	12/20/27	(4,600)	(138)	(24)	(142)
The Boeing Company (Q)	1.22	1.00	12/20/22	(2,000)	(2)	—	(2)
The Boeing Company (Q)	1.52	1.00	06/20/23	(1,000)	(5)	—	(12)
The Sherwin-Williams Company (Q)	0.44	1.00	12/20/22	(1,000)	3	—	(16)
Verizon Communications Inc. (Q)	1.20	1.00	12/20/26	(1,400)	(11)	(2)	(44)
Vodafone Group Public Limited Company (Q)	0.25	1.00	06/20/23	(400)	3	—	(4)
Vodafone Group Public Limited Company (Q)	0.39	1.00	06/20/24	(800)	10	(1)	(6)
					(631)	(155)	(442)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	JPM	Put	95.00	08/17/22	900,000	(14)
CDX.NA.IG.37, 12/20/26	BPC	Put	1.20	07/20/22	3,000,000	(1)
CDX.NA.IG.38, 06/20/27	GSC	Call	0.70	08/17/22	1,300,000	—
CDX.NA.IG.38, 06/20/27	BOA	Put	1.20	07/20/22	2,700,000	(2)
CDX.NA.IG.38, 06/20/27	CIT	Put	1.20	07/20/22	1,200,000	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.35	08/17/22		1,300,000	(2)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.40	08/17/22		2,300,000	(3)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.30	08/17/22		3,700,000	(4)
CDX.NA.IG.38, 06/20/27	MSC	Put	1.25	07/20/22		1,500,000	(1)
CDX.NA.IG.38, 06/20/27	MSC	Put	1.35	08/17/22		1,200,000	(2)
ITRAXX.EUR.36, 12/20/26	JPM	Put	1.10	07/20/22	EUR	5,500,000	(21)
ITRAXX.EUR.37, 06/20/27	JPM	Put	1.20	07/20/22	EUR	1,700,000	(6)
ITRAXX.EUR.XO.36, 12/20/26	BOA	Put	5.25	07/20/22	EUR	1,000,000	(20)
ITRAXX.EUR.XO.37, 06/20/27	GSC	Put	1.60	08/17/22	EUR	1,100,000	(2)
							(79)
Interest Rate Swaptions
3M LIBOR, 07/11/32	CIT	Call	2.60	07/07/22		2,300,000	(2)
3M LIBOR, 11/04/23	GSC	Call	0.87	11/02/22		24,900,000	(1)
3M LIBOR, 07/07/32	MSC	Call	2.57	07/05/22		2,400,000	(1)
3M LIBOR, 07/11/32	CIT	Put	3.00	07/07/22		2,300,000	(1)
3M LIBOR, 11/04/23	GSC	Put	1.27	11/02/22		24,900,000	(565)
3M LIBOR, 07/07/32	MSC	Put	2.97	07/05/22		2,400,000	(1)
							(571)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	07/05/22	AUD	1,813	1,251	(58)
BRL/USD	GSC	07/05/22	BRL	5,815	1,111	(59)
BRL/USD	BNP	08/02/22	BRL	5,815	1,101	(18)
CHF/USD	MSC	08/16/22	CHF	2,443	2,566	100
CLP/USD	SCB	09/21/22	CLP	2,025,857	2,171	(262)
COP/USD	SCB	11/16/22	COP	6,522,900	1,534	(1)
EUR/USD	GSC	07/05/22	EUR	785	823	—
EUR/USD	BNP	08/02/22	EUR	1,417	1,488	5
GBP/USD	BNP	07/05/22	GBP	2,202	2,680	(25)
IDR/USD	JPM	08/10/22	IDR	4,477,304	301	(4)
IDR/USD	BCL	08/16/22	IDR	5,698,421	382	(3)
IDR/USD	BNP	08/16/22	IDR	5,179,329	347	(4)
IDR/USD	MSC	08/23/22	IDR	6,410,492	430	(5)
INR/USD	MSC	08/10/22	INR	823	10	—
MXN/USD	BNP	07/01/22	MXN	94,069	4,678	181
MXN/USD	CIT	07/15/22	MXN	1,989	99	(1)
MXN/USD	GSC	07/15/22	MXN	32,375	1,607	22
MXN/USD	BNP	09/15/22	MXN	91,790	4,502	2
MXN/USD	UBS	09/15/22	MXN	2,373	116	(1)
MXN/USD	UBS	10/07/22	MXN	363	18	—
NOK/USD	BOA	08/16/22	NOK	37,505	3,811	(69)
PEN/USD	CIT	07/25/22	PEN	2,492	649	(18)
PEN/USD	CIT	07/26/22	PEN	918	239	(5)
PEN/USD	BOA	08/08/22	PEN	250	65	(2)
PEN/USD	SCB	08/08/22	PEN	10,363	2,696	(73)
USD/BRL	BNP	07/05/22	BRL	(5,815)	(1,111)	17
USD/CAD	BOA	08/16/22	CAD	(7,721)	(5,998)	28
USD/DKK	DUB	07/01/22	DKK	(5,086)	(717)	41
USD/DKK	MSC	07/01/22	DKK	(10,843)	(1,527)	86
USD/DKK	MSC	08/01/22	DKK	(15,765)	(2,225)	(13)
USD/EUR	GSC	07/05/22	EUR	(24,924)	(26,119)	647
USD/GBP	BNP	07/05/22	GBP	(13,168)	(16,029)	555
USD/HUF	DUB	07/21/22	HUF	(8,607)	(23)	—
USD/MXN	BNP	07/01/22	MXN	(91,790)	(4,564)	3
USD/MXN	DUB	07/01/22	MXN	(2,279)	(113)	(3)
USD/MXN	JPM	07/15/22	MXN	(2,042)	(101)	2
USD/MXN	BNP	08/09/22	MXN	(97,225)	(4,803)	(377)
USD/MXN	BOA	08/09/22	MXN	(6,146)	(304)	(22)
USD/MXN	BOA	08/09/22	MXN	(3,202)	(158)	—
USD/MXN	UBS	09/08/22	MXN	(26,193)	(1,286)	28
USD/PEN	BOA	07/25/22	PEN	(18,504)	(4,822)	(228)
USD/PEN	CIT	12/23/22	PEN	(16,257)	(4,178)	(1)
USD/PLN	GSC	07/15/22	PLN	(34)	(8)	—
USD/ZAR	BOA	07/13/22	ZAR	(23,417)	(1,438)	88
USD/ZAR	GSC	07/14/22	ZAR	(1,329)	(82)	1
USD/ZAR	BNP	08/16/22	ZAR	(341)	(21)	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	GSC	08/16/22	ZAR	(804)	(49)	—
USD/ZAR	SCB	09/12/22	ZAR	(29,484)	(1,799)	108
USD/ZAR	BCL	11/08/22	ZAR	(16,644)	(1,010)	106
USD/ZAR	BNP	11/08/22	ZAR	(4,441)	(269)	27
USD/ZAR	SCB	11/08/22	ZAR	(8,374)	(508)	46
USD/ZAR	UBS	11/14/22	ZAR	(47,915)	(2,905)	28
USD/ZAR	DUB	12/12/22	ZAR	(32,333)	(1,955)	103
USD/ZAR	DUB	02/13/23	ZAR	(24,742)	(1,487)	(5)
USD/ZAR	GSC	05/12/23	ZAR	(43,484)	(2,588)	14
ZAR/USD	UBS	07/22/22	ZAR	11,020	676	(9)
ZAR/USD	BNP	08/16/22	ZAR	1,145	70	(2)
ZAR/USD	BNP	11/08/22	ZAR	4,441	269	(6)
					(52,507)	966

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.86	1.00	12/20/24	(200)	1	3	(2)
Alibaba Group Holding Limited (Q)	BNP	0.86	1.00	12/20/24	(300)	1	4	(3)
CDX.NA.HY.31.V15 (Credit rating^: BB) (Q)	BNP	N/A	5.00	12/20/23	(100)	5	12	(7)
CDX.NA.HY.31.V15 (Credit rating^: BB) (Q)	CGM	N/A	5.00	12/20/23	(200)	9	21	(12)
CDX.NA.HY.31.V15 (Credit rating^: BB) (Q)	GSC	N/A	5.00	12/20/23	(500)	22	59	(37)
CDX.NA.HY.31.V15 (Credit rating^: BB) (Q)	JPM	N/A	5.00	12/20/23	(400)	18	45	(27)
CDX.NA.HY.31.V15 (Credit rating^: BB) (Q)	MSC	N/A	5.00	12/20/23	(100)	5	12	(7)
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	MSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	UBS	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.9 (Credit rating^: AAA) (M)	GSC	N/A	0.50	09/17/58	(3,985)	(4)	(161)	157
CMBX.NA.AAA.9 (Credit rating^: AAA) (M)	MSC	N/A	0.50	09/17/58	(497)	(1)	(19)	18
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.80	1.00	06/20/23	(800)	2	(8)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.05	1.00	06/20/24	(200)	—	(3)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.96	1.00	12/20/23	(300)	—	(6)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.05	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.80	1.00	06/20/23	(1,300)	3	(12)	15
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.18	1.00	12/20/24	(100)	(1)	(1)	—
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	1.05	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	(4)	(4)	—
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.18	1.00	12/20/24	(500)	(2)	(3)	1
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	20	(96)	116
MCDX.NA.24 (Credit rating^: AA-) (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Ministry of Finance of the Russian Federation (Q)	BCL	0.00	1.00	12/20/26	(400)	(299)	(26)	(273)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.87	1.00	12/20/24	(600)	(12)	(10)	(2)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.87	1.00	12/20/24	(500)	(10)	(8)	(2)
PT Pertamina (Persero) (Q)	BCL	0.88	1.00	12/20/24	(400)	1	(4)	5
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.67	1.00	06/20/24	(400)	2	(9)	11
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.80	1.00	12/20/24	(800)	4	2	2
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.67	1.00	06/20/24	(400)	3	(8)	11
South Africa, Parliament of (Q)	BCL	2.40	1.00	12/20/24	(800)	(26)	(30)	4
South Africa, Parliament of (Q)	GSC	2.40	1.00	12/20/24	(1,000)	(32)	(40)	8
The Republic of Indonesia, The Government of (Q)	GSC	0.42	1.00	06/20/23	(300)	2	(4)	6
					(22,032)	(291)	(312)	21
^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,002,002	—	1,002,002
Government And Agency Obligations	—	248,429	—	248,429
Non-U.S. Government Agency Asset-Backed Securities	—	57,774	—	57,774
Senior Floating Rate Instruments	—	30,260	—	30,260
Preferred Stocks	1,451	—	—	1,451
Common Stocks	—	—	—	—
Short Term Investments	10,263	24,397	—	34,660
	11,714	1,362,862	—	1,374,576
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	403	—	—	403
Centrally Cleared Interest Rate Swap Agreements	—	2,259	—	2,259
Centrally Cleared Credit Default Swap Agreements	—	568	—	568
Open Forward Foreign Currency Contracts	—	2,240	—	2,240
OTC Credit Default Swap Agreements	—	393	—	393
	403	5,460	—	5,863
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(2,781)	—	(2,781)
Centrally Cleared Credit Default Swap Agreements	—	(1,005)	—	(1,005)
OTC Written Options	—	(650)	—	(650)
Open Forward Foreign Currency Contracts	—	(1,274)	—	(1,274)
OTC Credit Default Swap Agreements	—	(372)	—	(372)
	—	(6,082)	—	(6,082)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 95.2%
U.S. Treasury Inflation Indexed Securities 85.3%
Treasury, United States Department of
0.13%, 01/15/23 (a) (b)	15,733	15,993
0.63%, 04/15/23 (b) (c)	58,091	59,053
0.38%, 07/15/23 (b)	43,265	44,008
0.63%, 01/15/24 (a) (b)	1,239	1,259
0.50%, 04/15/24 (b)	14,673	14,863
0.13%, 07/15/24 - 02/15/52 (b)	265,912	252,047
0.25%, 01/15/25 - 02/15/50 (b)	88,789	84,849
2.38%, 01/15/25 (b)	36,580	38,729
0.38%, 07/15/25 (a) (b)	8,525	8,600
0.63%, 01/15/26 - 02/15/43 (b)	37,714	36,700
2.00%, 01/15/26 (b)	22,094	23,396
0.13%, 10/15/26 - 01/15/32 (b) (c)	267,014	256,319
0.38%, 01/15/27 (a) (b) (c)	78,645	78,313
2.38%, 01/15/27 (a) (b)	373	405
0.38%, 07/15/27 (b) (c)	57,321	57,097
0.50%, 01/15/28 (b) (c)	67,396	66,912
1.75%, 01/15/28 (b)	15,298	16,220
3.63%, 04/15/28 (b)	36,846	42,983
0.75%, 07/15/28 (b) (c)	63,254	63,719
0.88%, 01/15/29 - 02/15/47 (b)	52,203	51,196
2.50%, 01/15/29 (b)	22,214	24,679
3.88%, 04/15/29 (b)	12,931	15,590
2.13%, 02/15/40 - 02/15/41 (b)	30,034	34,936
0.75%, 02/15/42 - 02/15/45 (b)	62,083	56,057
1.38%, 02/15/44 (a) (b)	62,459	63,728
1.00%, 02/15/46 - 02/15/48 (b)	47,913	45,327
1.00%, 02/15/49 (a) (b)	3,033	2,912
		1,455,890
Treasury Inflation Indexed Securities 8.3%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	1,270,784	9,844
0.01%, 03/10/31, JPY (b)	245,671	1,915
Canada, Government of
4.25%, 12/01/26, CAD (b)	6,485	5,808
Commonwealth of Australia
3.00%, 09/20/25, AUD (d) (e)	8,920	8,980
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b) (e)	4,189	4,698
Gouvernement De France
0.10%, 07/25/31 - 07/25/38, EUR (b)	7,555	7,991
HM Treasury
1.88%, 11/22/22, GBP (b) (e)	5,044	6,353
1.25%, 11/22/27, GBP (b) (e)	3,397	4,817
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	10,770
3.00%, 09/20/30, NZD (d)	2,500	1,994
Republique Francaise Presidence
0.10%, 03/01/26, EUR (b)	11,464	12,750
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (d)	38,300	41,874
0.40%, 05/15/30, EUR (b) (e)	7,983	7,984
0.10%, 05/15/33, EUR (b)	3,088	2,806
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24, GBP (b) (e)	9,800	12,606
		141,190
U.S. Treasury Bond 0.5%
Treasury, United States Department of
1.63%, 11/15/50 (a)	13,120	9,225
Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
2.29%, (6 Month USD LIBOR + 1.78%), 07/01/36 (f)	71	74
1.76%, (1 Year USD LIBOR + 1.51%), 09/01/36 (f)	26	26
1.93%, (1 Year USD LIBOR + 1.69%), 10/01/36 (f)	35	36
Federal National Mortgage Association, Inc.
1.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (f)	12	13
2.32%, (1 Year USD LIBOR + 1.82%), 03/01/36 (f)	28	28
TBA, 3.00%, 08/15/52 (c)	4,700	4,369
TBA, 3.50%, 08/15/52 (c)	2,200	2,112
		6,658
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series F1-278, 1.77%, (1 Month USD LIBOR + 0.45%), 09/15/42 (f)	1,361	1,366
Series WF-4779, REMIC, 1.41%, (1 Month USD LIBOR + 0.35%), 07/15/44 (f)	1,077	1,071
Series T-1A1-62, REMIC, 1.68%, (12 Month Treasury Average + 1.20%), 10/25/44 (f)	120	123
Series T-1A1-63, REMIC, 1.68%, (12 Month Treasury Average + 1.20%), 02/25/45 (f)	90	91
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 1.68%, (1 Month USD LIBOR + 0.06%), 07/25/37 (f)	28	28
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.97%, (1 Year USD LIBOR + 0.75%), 04/20/67 (f)	1,500	1,482
Series 2018-FG-H15, REMIC, 0.38%, (1 Year USD LIBOR + 0.15%), 08/20/68 (f)	1,851	1,797
		5,958
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	3,500	834
6.15%, 08/12/32, PEN	11,300	2,612
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	178
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,000	1,004
		4,628
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (a)	1,070	1,037
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	102	103
Total Government And Agency Obligations (cost $1,710,488)		1,624,689
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.7%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 2.10%, (3 Month USD LIBOR + 1.04%), 10/20/31 (f)	700	682
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 2.02%, (1 Month USD LIBOR + 0.20%), 03/25/37 (f) (h)	354	181
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.72%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,015
AerCap Ireland Capital Designated Activity Company
Series ARRE-3A, 0.75%, (3 Month EURIBOR + 0.75%), 04/15/32, EUR (f) (g)	600	613
Allegro CLO IX Ltd
Series 2018-A-3A, 0.00%, 10/16/31 (i)	600	586
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	81	53
Series 2006-A1-HY11, REMIC, 1.86%, (1 Month USD LIBOR + 0.24%), 06/25/36 (f) (h)	324	305
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,209	1,007
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	262	240
AMMC CLO XII Ltd
Series 2013-AR2-12A, 2.35%, (3 Month USD LIBOR + 0.95%), 11/11/30 (f)	800	784
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 2.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (f)	1,200	1,166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.94%, (3 Month USD LIBOR + 0.90%), 07/18/29 (f)	1,400	1,379
Apidos CLO XXVII
Series 2017-A1R-27A, 1.97%, (3 Month USD LIBOR + 0.93%), 07/17/30 (f)	1,400	1,377
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 2.23%, (SOFR 30-Day Average + 1.45%), 01/16/37 (f)	1,300	1,267
AREIT Trust
Series 2020-A-CRE4, 3.51%, (SOFR 30-Day Average + 2.73%), 12/15/22 (f)	172	166
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 0.61%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (f) (g)	594	606
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 1.91%, (3 Month USD LIBOR + 0.87%), 01/16/29 (f)	4,037	3,975
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.72%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (g)	2,500	2,535
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 2.34%, (3 Month USD LIBOR + 1.30%), 01/16/30 (f)	1,297	1,278
Atrium XII LLC
Series AR-12A, 1.97%, (3 Month USD LIBOR + 0.83%), 04/22/27 (f)	2,033	2,004
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.36%, 06/25/35 (f)	16	15
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 2.13%, (3 Month USD LIBOR + 1.07%), 01/20/32 (f)	800	781
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	29	29
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.74%, 03/26/37 (f)	270	262
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 2.10%, (1 Month Term SOFR + 1.80%), 03/21/39 (f)	1,600	1,555
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.99%, 01/25/36 (f)	152	144
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.13%, 08/25/36 (f)	99	70
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 3.00%, 05/25/33 (f)	9	8
Series 2003-2A1-9, REMIC, 2.82%, 02/25/34 (f)	43	41
Series 2004-22A1-9, REMIC, 2.74%, 11/25/34 (f)	36	35
Series 2004-22A1-10, REMIC, 4.57%, 01/25/35 (f)	30	29
Series 2005-2A1-1, REMIC, 2.95%, 03/25/35 (f)	89	84
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 2.62%, (1 Month USD LIBOR + 1.00%), 08/25/37 (f)	32	32
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.00%, 12/26/46 (f)	231	190
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 1.99%, (3 Month USD LIBOR + 0.95%), 10/15/30 (f)	800	784
Birch Grove CLO Ltd
Series AR-19A, 2.96%, (3 Month USD LIBOR + 1.13%), 06/16/31 (f)	700	683
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 0.98%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (f) (g)	400	407
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	193	202
Series 2015-A2R-1A, 2.01%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	126	126
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 0.63%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (f) (g)	2,274	2,324
Carlyle Global Market Strategies CLO 2012-4 Ltd
Series 2012-A1R3-4A, REMIC, 1.34%, (3 Month USD LIBOR + 1.08%), 04/22/32 (f)	400	388
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 2.36%, (3 Month USD LIBOR + 0.95%), 08/14/30 (f)	1,500	1,472
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 0.75%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (f) (g)	700	708
Carlyle US CLO 2017-1 Ltd.
Series 2017-A1R-1A, 2.06%, (3 Month USD LIBOR + 1.00%), 04/21/31 (f)	1,400	1,365
CBAM 2018-5 Ltd
Series 2018-A-5A, 2.06%, (3 Month USD LIBOR + 1.02%), 04/17/31 (f)	700	685
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 2.18%, (3 Month USD LIBOR + 1.12%), 04/20/32 (f)	800	781
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 2.14%, (3 Month USD LIBOR + 1.10%), 07/17/31 (f)	700	686
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.08%, 02/25/37 (f)	9	9
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	761	431
CIFC Funding 2017-I, Ltd.
Series 2017-AR-1A, 2.11%, (3 Month USD LIBOR + 1.01%), 04/23/29 (f)	575	567
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 2.04%, (3 Month USD LIBOR + 1.00%), 04/18/31 (f)	1,800	1,762
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 3.12%, (1 Month USD LIBOR + 1.50%), 02/25/23 (f)	1,900	1,771
Series 2007-1A-1, REMIC, 2.97%, (1 Month USD LIBOR + 1.35%), 08/25/24 (f)	872	869
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	6	6
Series 2005-2A2B-3, REMIC, 2.83%, 08/25/35 (f)	29	24
Series 2005-A1-6, REMIC, 2.19%, (1 Year Treasury + 2.10%), 09/25/35 (f)	6	6
Series 2005-A2-6, REMIC, 2.22%, (1 Year Treasury + 2.15%), 09/25/35 (f)	5	5
Series 2005-M3-HE4, REMIC, 2.31%, (1 Month USD LIBOR + 0.69%), 10/25/35 (f) (h)	3,422	3,159
Series 2006-A1-AMC1, REMIC, 1.91%, (1 Month USD LIBOR + 0.29%), 09/25/36 (f) (h)	2,192	2,114
Series 2007-A3A-AMC2, REMIC, 1.70%, (1 Month USD LIBOR + 0.08%), 01/25/37 (f) (h)	49	34
Series 2007-1A1A-AR4, REMIC, 3.31%, 03/25/37 (f)	956	827
Series 2007-22AA-10, REMIC, 3.40%, 09/25/37 (f)	297	264
Series 2007-A3A-AHL3, REMIC, 1.68%, (1 Month USD LIBOR + 0.06%), 07/25/45 (f) (h)	102	76
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 1.80%, (1 Month USD LIBOR + 0.18%), 03/25/37 (f) (h)	1,145	989
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 1.89%, (1 Month USD LIBOR + 0.27%), 05/25/37 (f) (h)	1,200	1,093
College Loan Corporation
Series 2007-A1-2, 1.43%, (3 Month USD LIBOR + 0.25%), 01/25/24 (f)	774	759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Contego CLO IV Designated Activity Company
Series AR-4A, 0.64%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (f) (g)	500	510
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 2.67%, (1 Month USD LIBOR + 1.05%), 08/25/34 (f) (h)	205	198
Series 2007-A1-CB6, REMIC, 1.74%, (1 Month USD LIBOR + 0.12%), 07/25/37 (f) (h)	78	57
Series 2007-A3-CB6, REMIC, 1.84%, (1 Month USD LIBOR + 0.22%), 07/25/37 (f) (h)	2,284	1,691
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 2.32%, (3 Month USD LIBOR + 1.14%), 10/23/31 (f)	800	781
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 2.09%, (3 Month USD LIBOR + 1.03%), 04/22/30 (f)	3,200	3,150
CSMC
Series 2015-5A2-3R, REMIC, 1.16%, 09/29/36 (f)	981	961
Series 2015-2A2-12R, REMIC, 1.17%, 12/03/37 (f)	2,300	2,101
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f) (h)	607	167
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 0.78%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (f) (g)	700	712
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 1.81%, (1 Month USD LIBOR + 0.19%), 02/25/36 (f) (h)	4,281	3,911
Series 2007-1A1-12, REMIC, 2.36%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (h)	89	87
CWABS, Inc.
Series 2005-MV3-11, REMIC, 2.42%, (1 Month USD LIBOR + 0.53%), 01/25/36 (f) (h)	292	292
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.57%, 08/25/34 (f)	8	8
Series 2004-5A-HYB7, REMIC, 2.64%, 11/20/34 (f)	1	1
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 0.86%, (3 Month EURIBOR + 0.88%), 05/15/34, EUR (f) (g)	400	404
Dryden 64 CLO Ltd
Series 2018-A-64A, 2.01%, (3 Month USD LIBOR + 0.97%), 04/18/31 (f)	600	587
Eurosail PLC
Series 2007-A3A-3X, 2.15%, (SONIA + 1.07%), 06/13/45, GBP (e) (f)	682	820
Series 2007-A3C-3A, 2.15%, (SONIA + 1.07%), 06/13/45, GBP (f) (g)	235	282
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 1.93%, (1 Month USD LIBOR + 0.31%), 07/25/36 (f) (h)	1,655	1,563
Series 2006-A2-FF17, REMIC, 1.74%, (1 Month USD LIBOR + 0.12%), 12/25/36 (f) (h)	5,838	5,027
First NLC Trust
Series 2007-A1-1, REMIC, 1.69%, (1 Month USD LIBOR + 0.07%), 08/25/37 (f)	212	118
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 2.13%, (3 Month USD LIBOR + 1.09%), 07/15/31 (f)	900	881
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 1.41%, (SONIA + 0.27%), 06/18/38, GBP (e) (f)	36	43
Series 2007-A2A-1, 1.39%, (SONIA + 0.25%), 03/18/39, GBP (e) (f)	50	60
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 1.98%, (1 Month USD LIBOR + 0.36%), 09/25/46 (f) (h)	262	240
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (f) (h)	497	494
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	258	154
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.57%, 01/25/35 (f)	23	22
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 2.92%, (3 Month USD LIBOR + 1.86%), 07/21/31 (f)	700	690
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.18%, 04/19/34 (f)	73	68
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 1.80%, (1 Month USD LIBOR + 0.19%), 09/19/37 (f) (h)	18	17
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.76%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	604
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 2.07%, (SONIA + 1.05%), 05/25/53, GBP (f) (g) (h)	4,744	5,772
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 2.30%, (1 Month USD LIBOR + 0.45%), 02/25/36 (f) (h)	1,393	1,373
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.28%, (1 Month USD LIBOR + 0.66%), 10/25/35 (f) (h)	12	12
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	10	10
Series 2005-4A1-AR1, REMIC, 2.94%, 03/25/35 (f)	41	40
Series 2005-2A1-AR1, REMIC, 3.13%, 11/25/35 (f)	18	18
Series 2005-A1-16IP, REMIC, 2.26%, (1 Month USD LIBOR + 0.64%), 07/25/45 (f) (h)	81	70
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 1.83%, (1 Month USD LIBOR + 0.21%), 10/25/36 (f) (h)	33	33
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 2.87%, 07/25/35 (f)	28	27
Series 2005-2A1-A6, REMIC, 2.66%, 08/25/35 (f)	44	42
Series 2005-7A1-A6, REMIC, 2.91%, 08/25/35 (f)	54	49
Series 2005-4A1-A6, REMIC, 2.73%, 09/25/35 (f)	6	6
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (f)	191	177
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.29%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (f)	118	123
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 0.52%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,325	1,364
Kayne CLO 5 Ltd
Series 2019-AR-5A, 2.30%, (3 Month USD LIBOR + 1.12%), 07/26/32 (f)	500	487
KKR CLO 11 Ltd
Series AR-11, 2.22%, (3 Month USD LIBOR + 1.18%), 01/15/31 (f)	800	784
KKR CLO 9 LTD.
Series AR2-9, 1.99%, (3 Month USD LIBOR + 0.95%), 07/15/30 (f)	500	490
KVK CLO Ltd
Series 2013-AR-1A, 1.94%, (3 Month USD LIBOR + 0.90%), 01/14/28 (f) (g)	31	31
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	405
LCM XV LP
Series AR2-15A, 2.06%, (3 Month USD LIBOR + 1.00%), 07/22/30 (f)	2,300	2,260
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 1.91%, (3 Month USD LIBOR + 0.87%), 07/19/27 (f)	3,688	3,633
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 1.87%, (1 Month USD LIBOR + 0.25%), 08/25/47 (f) (h)	520	498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 2.62%, (1 Month USD LIBOR + 1.30%), 07/15/36 (f)	2,515	2,437
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 2.32%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,600	1,559
Loancore Issuer Ltd.
Series 2019-A-CRE2, 2.45%, (1 Month USD LIBOR + 1.13%), 10/15/23 (f)	209	206
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 1.86%, (1 Month USD LIBOR + 0.12%), 08/25/36 (f) (h)	415	192
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 3.13%, (1 Month USD LIBOR + 1.50%), 11/22/38 (f)	500	493
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 2.44%, (3 Month USD LIBOR + 1.20%), 07/29/30 (f)	300	296
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 1.79%, (3 Month USD LIBOR + 0.75%), 04/16/29 (f)	680	668
Magnetite VIII, Limited
Series 2014-AR2-8A, 2.02%, (3 Month USD LIBOR + 0.98%), 04/15/31 (f)	300	295
Magnetite XVIII Ltd
Series 2016-AR2-18A, 2.29%, (3 Month USD LIBOR + 0.88%), 11/15/28 (f)	1,183	1,164
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	514	529
Marathon CLO V Ltd.
Series 2013-A1R-5A, 2.37%, (3 Month USD LIBOR + 0.87%), 11/22/27 (f)	115	115
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 2.12%, 12/25/33 (f)	49	46
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.37%, (1 Month USD LIBOR + 0.75%), 10/25/35 (f) (h)	52	49
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.29%, 02/25/34 (f)	60	56
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.28%, 02/25/33 (f)	37	33
MF1 2022-FL9 LLC
Series 2022-A-FL9, 2.94%, (SOFR 30-Day Average + 2.15%), 06/22/37 (f)	1,500	1,476
MidOcean Credit CLO II
Series 2013-ARR-2A, 2.27%, (3 Month USD LIBOR + 1.03%), 01/29/30 (f)	753	741
Midocean Credit Clo VIII
Series 2018-A1R-8A, 2.53%, (3 Month USD LIBOR + 1.05%), 02/20/31 (f)	900	882
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (f)	337	328
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 1.84%, (1 Month USD LIBOR + 0.22%), 10/25/36 (f) (h)	1,287	620
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 2.60%, (1 Month USD LIBOR + 0.98%), 07/25/34 (f) (h)	316	310
Series 2005-M2-HE2, REMIC, 2.28%, (1 Month USD LIBOR + 0.66%), 01/25/35 (f) (h)	1,338	1,299
Series 2005-M3-HE5, REMIC, 2.30%, (1 Month USD LIBOR + 0.68%), 09/25/35 (f) (h)	1,439	1,355
Series 2007-A1-HE6, REMIC, 1.68%, (1 Month USD LIBOR + 0.06%), 05/25/37 (f) (h)	41	36
MortgageIT Trust
Series 2004-M2-2, REMIC, 2.63%, (1 Month USD LIBOR + 1.01%), 12/25/34 (f) (h)	171	168
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 2.13%, (3 Month USD LIBOR + 1.09%), 10/16/29 (f)	1,650	1,625
MP CLO VII LTD
Series 2015-AR3-1A, 1.93%, (3 Month USD LIBOR + 0.89%), 10/18/28 (f)	1,078	1,057
Navient Funding, LLC
Series 2004-A6B-3A, 1.73%, (3 Month USD LIBOR + 0.55%), 10/25/64 (f)	2,093	2,043
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 2.39%, (1 Month USD LIBOR + 0.77%), 02/25/35 (f)	247	239
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (f)	1,864	1,807
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 2.39%, (1 Month USD LIBOR + 0.77%), 05/25/35 (f) (h)	2,735	2,656
OAK HILL EUROPEAN CREDIT PARTNERS VII DESIGNATED ACTIVITY COMPANY
Series 2018-AR-7A, 0.74%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (g)	1,700	1,716
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-A-2A, 0.82%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (f) (g)	600	616
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 2.00%, (3 Month USD LIBOR + 0.96%), 04/16/31 (f)	1,500	1,466
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 2.41%, (3 Month USD LIBOR + 1.00%), 02/14/31 (f)	700	682
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 1.91%, (3 Month USD LIBOR + 0.87%), 04/17/31 (f)	1,400	1,365
OZLM IX, Ltd.
Series 2014-A1A3-9A, 2.16%, (3 Month USD LIBOR + 1.10%), 10/20/31 (f)	300	293
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 2.02%, (3 Month USD LIBOR + 0.98%), 10/17/29 (f)	964	950
OZLM XVI Ltd
Series 2017-A1R-16A, 2.44%, (3 Month USD LIBOR + 1.03%), 05/16/30 (f)	2,900	2,852
OZLM XXIV Ltd
Series 2019-A1AR-24A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/32 (f)	600	584
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 1.05%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (f) (g)	1,000	1,029
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 1.86%, (3 Month USD LIBOR + 0.80%), 07/20/29 (f)	2,250	2,218
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 1.84%, (3 Month USD LIBOR + 0.80%), 10/15/29 (f)	2,468	2,423
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.26%, 10/25/37 (f)	525	466
Regatta VIII Funding Ltd
Series 2017-A-1A, 2.29%, (3 Month USD LIBOR + 1.25%), 10/17/30 (f)	1,800	1,768
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 2.49%, (1 Month USD LIBOR + 0.87%), 02/25/34 (f) (h)	683	671
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 2.25%, (1 Month USD LIBOR + 0.63%), 12/25/35 (f) (h)	537	533
Series 2006-M1-KS3, REMIC, 2.12%, (1 Month USD LIBOR + 0.50%), 04/25/36 (f) (h)	505	498
Series 2006-A4-EMX4, REMIC, 2.08%, (1 Month USD LIBOR + 0.46%), 06/25/36 (f) (h)	2,969	2,870
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	78
Residential Mortgage Securities 32 PLC
Series A-32A, 2.40%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,554	1,881
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 2.21%, (3 Month USD LIBOR + 1.03%), 10/23/30 (f)	800	785

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Saranac CLO VI Limited
Series 2018-A1R-6A, 2.86%, (3 Month USD LIBOR + 1.14%), 08/13/31 (f)	1,300	1,271
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 1.93%, (1 Month USD LIBOR + 0.31%), 08/25/24 (f) (h)	443	431
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 2.34%, (1 Month USD LIBOR + 0.48%), 11/25/37 (f) (h)	2,000	1,833
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 1.92%, (1 Month USD LIBOR + 0.30%), 07/25/36 (f) (h)	392	178
Series 2006-A2C-HE1, REMIC, 1.94%, (1 Month USD LIBOR + 0.32%), 07/25/36 (f) (h)	2,696	1,087
SLM Student Loan Trust
Series 2008-A-9, 2.68%, (3 Month USD LIBOR + 1.50%), 04/25/23 (f)	842	842
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 2.27%, (3 Month USD LIBOR + 1.21%), 07/20/32 (f)	1,200	1,164
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 2.08%, (3 Month USD LIBOR + 0.90%), 01/23/29 (f)	1,088	1,070
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.19%, (3 Month USD LIBOR + 1.15%), 04/18/31 (f) (g)	300	294
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 1.82%, (1 Month USD LIBOR + 0.20%), 06/25/37 (f) (h)	1,545	1,169
Stratus CLO 2021-2 Ltd
Series 2021-A-2A, 1.96%, (3 Month USD LIBOR + 0.90%), 12/28/29 (f)	573	564
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 2.01%, (3 Month USD LIBOR + 0.95%), 12/31/29 (f)	1,279	1,260
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 2.26%, (1 Month USD LIBOR + 0.66%), 10/19/34 (f) (h)	7	7
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 2.54%, 02/25/34 (f)	90	84
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.99%, (3 Month USD LIBOR + 0.95%), 07/14/26 (f)	157	157
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 2.01%, (3 Month USD LIBOR + 0.83%), 10/25/29 (f)	474	467
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	17
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 2.09%, (3 Month USD LIBOR + 1.05%), 07/18/31 (f)	498	487
THL Credit Wind River 2019-3 Clo Ltd
Series 2019-AR-3A, 2.12%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,600	1,557
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 2.89%, 07/25/36 (f)	2,036	1,708
Series 2005-A3-1, REMIC, 2.18%, 04/25/45 (f)	59	56
TICP CLO II-2 LTD
Series 2018-A1-IIA, 1.90%, (3 Month USD LIBOR + 0.84%), 04/20/28 (f)	586	580
Toro European CLO 7 DAC
Series ARE-7A, 0.81%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (f) (g)	1,800	1,808
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.61%, (SONIA + 1.14%), 10/20/51, GBP (f) (g) (h)	3,531	4,271
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 2.62%, (1 Month USD LIBOR + 1.00%), 07/25/27 (f)	758	749
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 2.42%, (SOFR 30-Day Average + 1.65%), 02/17/39 (f) (h)	300	292
Venture 38 CLO Ltd
Series 2019-A1R-38A, 2.45%, (3 Month USD LIBOR + 1.16%), 07/30/32 (f)	1,500	1,457
Venture XIV CLO Ltd
Series 2013-ARR-14A, 2.63%, (3 Month USD LIBOR + 1.03%), 08/28/29 (f)	1,436	1,416
Venture XVII CLO, Limited
Series 2014-ARR-17A, 1.92%, (3 Month USD LIBOR + 0.88%), 04/15/27 (f)	511	503
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.92%, (3 Month USD LIBOR + 0.88%), 07/15/27 (f)	289	288
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 2.08%, (3 Month USD LIBOR + 1.02%), 04/20/29 (f)	289	285
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 2.05%, (3 Month USD LIBOR + 0.99%), 07/22/30 (f)	1,200	1,177
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 2.18%, (3 Month USD LIBOR + 1.12%), 07/20/32 (f)	1,500	1,451
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 2.67%, (SOFR 30-Day Average + 1.90%), 02/18/39 (f)	700	681
Voya 2012-4 Ltd
Series 2012-A1R3-4A, 2.04%, (3 Month USD LIBOR + 1.00%), 10/15/30 (f)	500	490
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 2.25%, (3 Month USD LIBOR + 1.21%), 10/15/30 (f)	797	785
Voya CLO 2015-1 Ltd
Series 2015-A1R-1A, 1.94%, (3 Month USD LIBOR + 0.90%), 01/18/29 (f)	1,472	1,450
Voya CLO 2019-1 Ltd
Series 2019-AR-1A, 2.10%, (3 Month USD LIBOR + 1.06%), 04/15/31 (f)	600	587
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 3.22%, 06/25/33 (f)	45	43
Series 2003-2A-AR9, REMIC, 2.38%, 09/25/33 (f)	29	27
Series 2005-3A1-AR10, REMIC, 2.82%, 08/25/35 (f)	7	6
Series 2005-2A1-AR14, REMIC, 2.87%, 12/25/35 (f)	55	51
Series 2006-1A-AR9, REMIC, 1.48%, (12 Month Treasury Average + 1.00%), 08/25/46 (f)	828	810
Series 2007-1A-OA4, REMIC, 1.25%, (12 Month Treasury Average + 0.77%), 05/25/47 (f)	173	155
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.37%, 03/25/33 (f)	20	18
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 1.95%, (3 Month USD LIBOR + 0.89%), 07/20/29 (f)	774	763
Wellfleet CLO 2016-1 Ltd
Series 2016-AR-1A, 1.97%, (3 Month USD LIBOR + 0.91%), 04/20/28 (f)	736	728
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 2.12%, (3 Month USD LIBOR + 1.06%), 10/20/29 (f)	707	698
Total Non-U.S. Government Agency Asset-Backed Securities (cost $188,973)		182,071
CORPORATE BONDS AND NOTES 1.2%
Financials 1.1%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	73
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (j) (k)	200	201
Bank of America Corporation
5.88%, (100, 03/15/28) (j)	1,160	1,032
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	3,904
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,595

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (j) (k)	600	589
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (g)	200	200
3.96%, 09/19/23 (g)	400	400
The Royal Bank of Scotland Group Public Limited Company
3.75%, (3 Month USD LIBOR + 1.55%), 06/25/24 (f) (k)	2,000	2,000
4.52%, 06/25/24 (k)	1,300	1,301
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	6,984
		18,279
Industrials 0.1%
Komatsu Finance America Inc.
2.44%, 09/11/22 (e)	400	399
Park Aerospace Holdings Limited
4.50%, 03/15/23 (g)	200	201
		600
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	275
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	198
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	191
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	169
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	98
Communication Services 0.0%
Discovery Communications, LLC
2.95%, 03/20/23	53	53
Total Corporate Bonds And Notes (cost $20,064)		19,863
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (j) (k)	1	608
Total Preferred Stocks (cost $500)		608
SHORT TERM INVESTMENTS 0.0%
U.S. Treasury Bill 0.0%
Treasury, United States Department of
1.05%, 08/18/22 (a) (l)	570	569
Total Short Term Investments (cost $569)		569
Total Investments 107.1% (cost $1,920,594)		1,827,800
Total Forward Sales Commitments (0.6)% (proceeds $9,668)		(9,535)
Total Purchased Options 0.6% (cost $4,181)		10,920
Other Derivative Instruments (1.0)%		(16,855)
Other Assets and Liabilities, Net (6.1)%		(105,950)
Total Net Assets 100.0%		1,706,380

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $979,680.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $40,904 and 2.4% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.6%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
Treasury Inflation Indexed Securities (0.6%)
Treasury, United States Department of
0.13%, 07/15/31 (a)	(10,032)	(9,535)
Total Government And Agency Obligations (proceeds $9,668)		(9,535)
Total Forward Sales Commitments (0.6%) (proceeds $9,668)		(9,535)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	201	—
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	9,192	8,980	0.5
Eurosail PLC, Series 2007-A3A-3X, 2.15%, 06/13/45	06/29/16	835	820	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	05/17/22	4,757	4,698	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 1.41%, 06/18/38	09/18/21	50	43	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 1.39%, 03/18/39	09/18/21	69	60	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	428	494	—
HM Treasury, 1.88%, 11/22/22	08/27/21	7,070	6,353	0.4
HM Treasury, 1.25%, 11/22/27	09/23/19	5,130	4,817	0.3
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.29%, 07/12/28	09/15/17	140	123	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Real Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	399	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	589	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	03/25/21	10,168	7,984	0.5
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24	08/27/21	14,273	12,606	0.7
		53,489	48,167	2.8

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	669	March 2023	EUR	167,706	526	(3,293)
Euro Bund	359	September 2022	EUR	51,819	1,354	1,668
Long Gilt	7	September 2022	GBP	827	16	(36)
United States 10 Year Ultra Bond	164	September 2022		20,465	312	425
United States 5 Year Note	228	October 2022		25,675	160	(82)
					2,368	(1,318)
Short Contracts
Euro BOBL	(157)	September 2022	EUR	(19,742)	(327)	264
Euro Buxl 30 Year Bond	(30)	September 2022	EUR	(4,788)	(221)	(123)
Euro OAT	(102)	September 2022	EUR	(14,532)	(281)	430
Euro Schatz	(1,230)	September 2022	EUR	(134,079)	(825)	(163)
Euro Schatz	(72)	September 2022	AUD	(7,731)	(24)	(5)
Euro Schatz	(44)	September 2022	AUD	(5,266)	(24)	24
Italy Government BTP Bond	(564)	September 2022	EUR	(66,726)	(1,732)	(2,838)
Italy Short Term Government BTP Bond	(193)	September 2022	EUR	(21,101)	(162)	95
Japan 10 Year Bond	(115)	September 2022	JPY	(17,166,326)	(93)	559
United States 10 Year Note	(573)	September 2022		(68,405)	(659)	487
United States 2 Year Note	(26)	October 2022		(5,488)	(15)	27
United States Long Bond	(270)	September 2022		(37,304)	(456)	(125)
United States Ultra Bond	(149)	September 2022		(23,099)	(289)	102
					(5,108)	(1,266)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.84	(Q)	11/21/28		19,000	(92)	960
3M LIBOR (S)	Paying	1.89	(S)	11/21/53		3,800	25	(726)
6M EURIBOR (A)	Paying	0.70	(A)	04/11/27	EUR	2,500	36	(128)
6M EURIBOR (A)	Paying	0.65	(A)	04/12/27	EUR	5,800	84	(312)
6M EURIBOR (A)	Paying	0.65	(A)	05/11/27	EUR	2,800	41	(151)
6M EURIBOR (A)	Paying	1.00	(A)	05/18/27	EUR	3,200	48	(118)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	1
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(15)	(6)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(17)	9
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.46	(A)	06/15/32	EUR	2,700	34	14
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.49	(A)	05/15/37	EUR	3,910	65	(11)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	33	47
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.42	(A)	05/15/52	EUR	570	17	(12)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(11)	768
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	4	(120)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	5	(67)
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	—	407
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	(7)	(4)
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	(58)	(43)
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	(28)	(39)
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	7,100	(95)	(220)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	113	(2,890)
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	26	13
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	10	6
U.K. Retail Price Index (A)	Receiving	4.22	(A)	08/15/22	GBP	2,000	5	206
U.K. Retail Price Index (A)	Receiving	4.18	(A)	09/15/22	GBP	2,200	1	224
U.K. Retail Price Index (A)	Receiving	4.48	(A)	09/15/23	GBP	2,100	10	259
U.K. Retail Price Index (A)	Receiving	6.29	(A)	03/15/24	GBP	8,300	24	234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Receiving	6.44	(A)	05/15/24	GBP	2,000	4	20
U.K. Retail Price Index (A)	Receiving	6.60	(A)	05/15/24	GBP	8,500	19	41
U.K. Retail Price Index (A)	Receiving	5.20	(A)	06/15/24	GBP	2,000	4	10
U.K. Retail Price Index (A)	Receiving	5.33	(A)	06/15/24	GBP	6,200	13	11
U.K. Retail Price Index (A)	Receiving	4.74	(A)	12/15/26	GBP	1,700	5	108
U.K. Retail Price Index (A)	Receiving	4.62	(A)	02/15/27	GBP	4,700	12	204
U.K. Retail Price Index (A)	Receiving	4.63	(A)	02/15/27	GBP	5,500	14	230
U.K. Retail Price Index (A)	Receiving	4.30	(A)	01/15/32	GBP	6,500	24	235
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	(30)	(1,056)
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	10,300	(39)	(1,940)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	(51)	(2,120)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	4,580	(31)	(923)
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	(84)	(2,847)
U.K. Retail Price Index (A)	Paying	3.75	(A)	04/15/31	GBP	2,000	(14)	(379)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,700	(15)	(293)
U.K. Retail Price Index (A)	Paying	3.57	(A)	03/15/36	GBP	2,200	(19)	(461)
U.K. Retail Price Index (A)	Paying	3.58	(A)	03/15/36	GBP	4,700	(39)	(946)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	—	1,994
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(65)	1,792
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(4)	130
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(30)	877
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(40)	1,973
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	(6)	138
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(33)	810
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	(23)	469
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	(11)	209
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	(16)	361
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	(3)	67
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(11)	530
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(14)	615
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	(3)	44
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	(8)	88
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	(88)	1,648
U.S. CPURNSA (A)	Paying	5.00	(A)	03/03/23		10,000	31	(177)
U.S. CPURNSA (A)	Paying	4.95	(A)	03/07/23		5,300	16	(93)
U.S. CPURNSA (A)	Paying	5.03	(A)	03/08/23		1,000	3	(17)
U.S. CPURNSA (A)	Paying	5.47	(A)	03/21/23		5,300	15	(53)
U.S. CPURNSA (A)	Paying	5.50	(A)	03/21/23		7,700	22	(75)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	41	(878)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	35	(696)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	33	(611)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	27	(724)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	58	(2,077)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	7	(421)
							(37)	(5,882)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Barclays Bank PLC (Q)	0.62	1.00	12/20/22	(700)	1	—	(3)
General Electric Company (Q)	0.84	1.00	12/20/23	(700)	2	—	42
					3	—	39

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 02/06/25	BCL	Call	1.41	02/02/23	37,100,000	39
3M LIBOR, 02/27/25	CIT	Call	1.72	02/23/23	64,100,000	124
3M LIBOR, 04/28/28	GSC	Call	2.20	04/26/23	18,100,000	193
3M LIBOR, 01/27/25	JPM	Call	1.71	01/25/23	68,300,000	106
3M LIBOR, 06/02/28	MSC	Call	2.20	05/31/23	51,400,000	600
3M LIBOR, 02/02/25	MSC	Call	1.43	01/31/23	37,000,000	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Real Return Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
3M LIBOR, 11/21/53	DUB	Put	2.24	11/17/23		14,100,000	2,139
6M EURIBOR, 11/08/52	BNP	Put	0.20	11/04/22	EUR	13,300,000	5,623
6M EURIBOR, 11/04/52	MSC	Put	0.19	11/02/22	EUR	4,600,000	2,057
							10,920

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	JPM	Put	95.00	08/17/22		800,000	(12)
CDX.NA.IG.37, 12/20/26	BPC	Put	1.20	07/20/22		2,600,000	(1)
CDX.NA.IG.38, 06/20/27	GSC	Call	0.70	08/17/22		1,500,000	—
CDX.NA.IG.38, 06/20/27	BOA	Put	1.20	07/20/22		2,800,000	(2)
CDX.NA.IG.38, 06/20/27	CIT	Put	1.20	07/20/22		1,400,000	(1)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.30	08/17/22		4,800,000	(6)
CDX.NA.IG.38, 06/20/27	MSC	Put	1.25	07/20/22		1,700,000	(1)
CDX.NA.IG.38, 06/20/27	MSC	Put	1.35	08/17/22		3,200,000	(4)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.20	07/20/22	EUR	2,800,000	(6)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.20	07/20/22	EUR	2,200,000	(5)
ITRAXX.EUR.37, 06/20/27	BOA	Put	1.40	08/17/22	EUR	3,800,000	(12)
ITRAXX.EUR.XO.37, 06/20/27	BCL	Put	1.60	08/17/22	EUR	1,000,000	(2)
							(52)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—
Interest Rate Swaptions
3M LIBOR, 02/06/33	BCL	Call	1.56	02/02/23		8,100,000	(24)
3M LIBOR, 02/27/33	CIT	Call	1.74	02/23/23		14,200,000	(68)
3M LIBOR, 04/28/33	GSC	Call	2.35	04/26/23		10,000,000	(181)
3M LIBOR, 01/27/33	JPM	Call	1.79	01/25/23		15,200,000	(68)
3M LIBOR, 02/02/33	MSC	Call	1.58	01/31/23		8,100,000	(25)
3M LIBOR, 06/02/33	MSC	Call	2.35	05/31/23		28,300,000	(552)
3M LIBOR, 11/21/28	DUB	Put	2.34	11/17/23		69,600,000	(2,808)
6M EURIBOR, 08/10/24	DUB	Call	0.35	08/08/22	EUR	200,000	—
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(8,601)
6M EURIBOR, 08/10/24	DUB	Put	0.55	08/08/22	EUR	200,000	(4)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(2,833)
							(15,164)
Options on Securities
Federal National Mortgage Association, Inc., 08/15/52, 3.50%	JPM	Put	96.91	08/04/22		500,000	(6)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Call	101.14	09/07/22		600,000	(2)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Put	99.66	09/07/22		2,200,000	(18)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Put	99.16	09/07/22		1,100,000	(7)
Federal National Mortgage Association, Inc., 09/15/51, 4.50%	JPM	Put	99.14	09/07/22		600,000	(4)
							(37)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BNP	07/05/22	EUR	891	934	(25)
EUR/USD	BNP	07/05/22	EUR	4,687	4,912	1
EUR/USD	UBS	07/05/22	EUR	4,352	4,561	(34)
EUR/USD	UBS	07/05/22	EUR	4,606	4,827	13
GBP/USD	JPM	07/05/22	GBP	906	1,103	(11)
JPY/USD	CIT	07/05/22	JPY	443,300	3,267	(52)
MXN/USD	BNP	07/01/22	MXN	13,287	661	—
MXN/USD	BOA	08/09/22	MXN	15,520	767	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PEN/USD	CIT	07/25/22	PEN	2,791	727	(20)
PEN/USD	CIT	07/25/22	PEN	193	50	—
PEN/USD	SCB	07/27/22	PEN	564	147	(2)
PEN/USD	BNP	08/08/22	PEN	2,306	600	(11)
PEN/USD	CIT	08/08/22	PEN	486	126	—
PEN/USD	JPM	08/08/22	PEN	3,354	873	—
USD/AUD	CIT	07/05/22	AUD	(13,125)	(9,060)	420
USD/CAD	MSC	07/05/22	CAD	(7,626)	(5,924)	117
USD/EUR	BNP	07/05/22	EUR	(4,157)	(4,356)	66
USD/EUR	UBS	07/05/22	EUR	(23,055)	(24,160)	(170)
USD/EUR	UBS	07/05/22	EUR	(79,087)	(82,879)	2,057
USD/GBP	JPM	07/05/22	GBP	(30,350)	(36,945)	1,273
USD/JPY	BCL	07/05/22	JPY	(214,500)	(1,581)	11
USD/JPY	CIT	07/05/22	JPY	(1,893,600)	(13,957)	645
USD/MXN	BNP	07/01/22	MXN	(13,287)	(661)	(26)
USD/MXN	BNP	09/15/22	MXN	(13,287)	(652)	—
USD/NZD	UBS	07/05/22	NZD	(20,720)	(12,941)	578
USD/PEN	BOA	07/25/22	PEN	(6,549)	(1,707)	(81)
USD/PEN	CIT	08/08/22	PEN	(3,436)	(894)	20
USD/PEN	CIT	12/23/22	PEN	(18,421)	(4,734)	(1)
					(176,896)	4,770

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INFLATION INDEXED BONDS
Treasury, United States Department of, 0.13%, 04/15/25 (S)	Fixed Rate of 0.13% (S)	MSC	08/22/22	28,312	—	(369)
Treasury, United States Department of, 0.13%, 04/15/25 (S)	Fixed Rate of 0.13% (S)	MSC	09/07/22	22,775	—	(419)
Treasury, United States Department of, 0.13%, 07/15/31 (S)	Fixed Rate of 0.13% (S)	MSC	01/20/23	51,407	—	(193)
Treasury, United States Department of, 0.13%, 10/15/24 (S)	Fixed Rate of 0.13% (S)	MSC	01/20/23	22,824	—	(179)
Treasury, United States Department of, 0.25%, 01/15/25 (S)	Fixed Rate of 0.25% (S)	MSC	08/22/22	31,078	—	(425)
Treasury, United States Department of, 0.38%, 07/15/23 (S)	Fixed Rate of 0.38% (S)	MSC	09/07/22	31,996	—	(415)
Treasury, United States Department of, 0.50%, 04/15/24 (S)	Fixed Rate of 0.50% (S)	MSC	08/23/22	58,536	—	(493)
Treasury, United States Department of, 0.63%, 01/15/24 (S)	Fixed Rate of 0.63% (S)	MSC	08/23/22	31,773	—	(317)
Treasury, United States Department of, 0.63%, 01/15/24 (S)	Fixed Rate of 0.63% (S)	MSC	09/07/22	12,808	—	(229)
Treasury, United States Department of, 0.63%, 01/15/26 (S)	Fixed Rate of 0.63% (S)	MSC	09/07/22	25,139	—	(556)
					—	(3,595)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,624,689	—	1,624,689
Non-U.S. Government Agency Asset-Backed Securities	—	182,071	—	182,071
Corporate Bonds And Notes	—	19,863	—	19,863
Preferred Stocks	608	—	—	608
Short Term Investments	—	569	—	569
	608	1,827,192	—	1,827,800
Liabilities - Securities
Government And Agency Obligations	—	(9,535)	—	(9,535)
	—	(9,535)	—	(9,535)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,081	—	—	4,081
Centrally Cleared Interest Rate Swap Agreements	—	15,752	—	15,752
Centrally Cleared Credit Default Swap Agreements	—	42	—	42
OTC Purchased Options	—	10,920	—	10,920
Open Forward Foreign Currency Contracts	—	5,203	—	5,203
	4,081	31,917	—	35,998
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6,665)	—	—	(6,665)
Centrally Cleared Interest Rate Swap Agreements	—	(21,634)	—	(21,634)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	(3)
OTC Written Options	—	(15,253)	—	(15,253)
Open Forward Foreign Currency Contracts	—	(433)	—	(433)
OTC Total Return Swap Agreements	—	(3,595)	—	(3,595)
	(6,665)	(40,918)	—	(47,583)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.6%
Consumer Discretionary 16.5%
19th Holdings Golf, LLC
2022 Term Loan B, 4.49%, (SOFR + 3.25%), 01/27/29 (a)	3,000	2,835
Adient US LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 04/30/28 (a) (b)	4,000	3,713
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.83%, (SOFR + 3.75%), 06/17/28 (a)	5,273	4,792
Associated Materials Inc.
2022 Term Loan B, 6.65%, (SOFR + 6.00%), 03/09/29 (a)	4,200	3,817
Callaway Golf Company
Term Loan B, 5.56%, (1 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,739	2,707
Carnival Corporation
USD Term Loan B, 3.75%, (6 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,912	6,404
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (a)	2,494	2,232
Chamberlain Group Inc
Term Loan B, 4.51%, (3 Month USD LIBOR + 3.50%), 10/22/28 (a)	3,990	3,594
Clarios Global LP
2021 USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	5,000	4,656
Creative Artists Agency, LLC
2019 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/19/26 (a)	2,837	2,684
Crocs Inc
Term Loan B, 4.03%, (3 Month Term SOFR + 3.50%), 01/27/29 (a)	26	24
Term Loan B, 4.45%, (3 Month Term SOFR + 3.50%), 01/27/29 (a)	10,474	9,512
Dave & Buster's Inc.
Term Loan , 0.00%, (SOFR + 5.00%), 06/23/29 (a) (b)	2,703	2,570
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,063
DexKo Global Inc.
2021 USD Delayed Draw Term Loan, 4.76%, (1 Month USD LIBOR + 3.75%), 09/24/28 (a)	524	482
2021 USD Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	2,784	2,558
Empire Today, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a) (b)	2,000	1,525
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a)	5,622	4,287
Employbridge LLC
2021 Term Loan B, 5.76%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,114	6,456
Evergreen Acqco 1 LP
2021 USD Term Loan, 6.51%, (3 Month USD LIBOR + 5.50%), 04/21/28 (a)	3,575	3,363
Fertitta Entertainment, LLC
2022 Term Loan B, 5.03%, (SOFR + 4.00%), 01/13/29 (a)	5,581	5,133
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 6.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,331	2,120
Great Canadian Gaming Corporation
2021 Term Loan, 6.10%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a)	5,045	4,735
Great Outdoors Group, LLC
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	6,874	6,249
Groupe Solmax Inc.
Term Loan, 4.75%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	1,923	1,715
Term Loan, 5.76%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	5,107	4,554
Herschend Entertainment Company, LLC
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 08/18/28 (a)	3,476	3,306
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a)	3,491	3,262
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 5.01%, (3 Month USD LIBOR + 4.00%), 11/11/23 (a)	3,961	3,617
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.01%, (1 Month USD LIBOR + 4.00%), 04/25/24 (a)	2,824	2,647
International Textile Group, Inc.
1st Lien Term Loan, 5.97%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	4,121	3,317
J&J Ventures Gaming, LLC
Term Loan, 5.06%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	5,700	5,422
Kestrel Bidco Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 07/31/26 (a)	6,027	5,382
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	3,000	2,854
Michaels Companies, Inc.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	3,781	3,104
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,261
Naked Juice LLC
Term Loan, 4.00%, (SOFR + 3.25%), 01/20/29 (a)	1,995	1,853
2nd Lien Term Loan, 6.75%, (SOFR + 6.00%), 01/25/30 (a) (c)	5,023	4,520
New Constellis Borrower LLC
2020 2nd Lien PIK Term Loan, 12.06%, (1 Month USD LIBOR + 11.00%), 03/27/25 (a)	328	140
Petmate
Incremental Term Loan B, 6.51%, (3 Month USD LIBOR + 5.50%), 09/15/28 (a)	5,274	4,628
Playa Resorts Holding B.V.
2017 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,557	2,407
Proampac PG Borrower LLC
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	486	448
2020 Term Loan, 5.04%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	869	802
2020 Term Loan, 5.16%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	408	376
2020 Term Loan, 5.26%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	230	213
2020 Term Loan, 7.50%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	5	5
Red Planet Borrower, LLC
Term Loan B, 4.76%, (1 Month USD LIBOR + 3.75%), 09/23/28 (a)	6,094	5,325
Samsonite International S.A.
2020 Incremental Term Loan B2, 4.06%, (1 Month USD LIBOR + 3.00%), 04/25/25 (a)	2,448	2,376
Scientific Games Holdings LP
2022 USD Term Loan B, 4.18%, (SOFR + 3.50%), 02/03/29 (a)	7,509	6,937
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.56%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	3,504	906
1st Lien Term Loan, 4.71%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	1,031	267
Spin Holdco Inc.
2021 Term Loan, 5.61%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,844	6,286
Springs Windows Fashions, LLC
2021 Term Loan B, 5.60%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	5,513	4,514
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 6.75%, (3 Month Term SOFR + 6.00%), 03/24/28 (a)	5,413	5,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2022 Term Loan, 7.20%, (3 Month Term SOFR + 6.00%), 03/24/28 (a)	187	179
Staples, Inc.
7 Year Term Loan, 6.29%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	8,669	7,515
The Enterprise Development Authority
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/19/28 (a)	2,605	2,478
TKC Holdings, Inc.
2021 Term Loan, 7.00%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,713	6,314
Trader Corporation
2017 Term Loan B, 4.63%, (1 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,499
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	5,034	4,677
Wilsonart LLC
2021 Term Loan E, 4.25%, (3 Month USD LIBOR + 3.25%), 12/19/26 (a)	7,012	6,193
		209,007
Industrials 14.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	5,749	5,474
Aegion Corporation
Term Loan, 6.27%, (1 Month USD LIBOR + 4.75%), 03/31/28 (a) (c)	1,078	984
AI Mistral Holdco Limited
2017 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,665	1,347
Alliance Laundry Systems LLC
Term Loan B, 4.52%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,213	3,994
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.50%), 09/30/27 (a)	47	44
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	9,163	8,380
Amentum Government Services Holdings LLC
2022 Term Loan, 4.78%, (SOFR + 4.00%), 02/07/29 (a)	3,113	2,955
2022 Term Loan, 5.60%, (SOFR + 4.00%), 02/07/29 (a)	2,765	2,625
American Trailer World Corp.
Term Loan B, 4.63%, (SOFR + 3.75%), 02/17/28 (a)	7,090	6,056
Anticimex International AB
2021 USD Term Loan B1, 5.10%, (3 Month USD LIBOR + 3.50%), 07/21/28 (a)	—	—
APX Group, Inc.
2021 Term Loan B, 5.01%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	5,385	5,074
2021 Term Loan B, 7.25%, (1 Month USD LIBOR + 2.50%), 07/01/28 (a)	16	15
Autokiniton US Holdings, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a) (b)	3,000	2,768
2021 Term Loan B, 5.62%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a)	1,737	1,602
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	711	613
2017 Term Loan, 5.26%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	28	25
2017 Term Loan, 5.43%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	2,873	2,475
Clydesdale Acquisition Holdings Inc
Term Loan B, 5.38%, (1 Month Term SOFR + 4.25%), 03/30/29 (a)	5,250	4,898
CNT Holdings I Corp
2020 Term Loan, 4.69%, (1 Month USD LIBOR + 3.50%), 10/16/27 (a)	4,345	4,116
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	7,479	6,547
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	8,894	8,291
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	1,462	1,344
2020 Term Loan B1, 4.51%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	2,719	2,500
Echo Global Logistics, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	2,383	2,216
Electrical Components International, Inc.
2018 1st Lien Term Loan, 5.01%, (1 Month USD LIBOR + 4.25%), 06/22/25 (a)	5,051	4,574
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 05/19/28 (a)	3,389	3,175
First Student Bidco Inc
Term Loan C, 0.00%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a) (b)	1,080	963
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a) (b)	2,920	2,602
Gloves Buyer, Inc.
2021 Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 12/29/27 (a) (c)	7,752	7,404
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 10/19/27 (a)	8,190	7,214
IBC Capital Limited
2018 1st Lien Term Loan, 5.78%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	5,230	4,702
Infinite Bidco LLC
1st Lien Term Loan, 4.31%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a) (c)	4,355	4,028
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	4,456	4,159
LTI Holdings, Inc.
2021 Term Loan, 5.81%, (1 Month USD LIBOR + 4.75%), 07/24/26 (a)	620	580
2nd Amendment Delayed Draw Term Loan, 5.81%, (1 Month USD LIBOR + 4.75%), 07/24/26 (a)	375	351
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 6.23%, (3 Month USD LIBOR + 5.00%), 05/04/28 (a)	7,856	7,039
Pelican Products, Inc.
2021 Term Loan, 5.26%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a)	5,938	5,523
PODS, LLC
2021 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	6,007	5,579
Polaris Newco LLC
USD Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,643	7,964
Reynolds Group Holdings Inc.
2020 Term Loan B2, 4.31%, (1 Month USD LIBOR + 3.25%), 02/03/26 (a)	2,993	2,786
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.06%, (1 Month USD LIBOR + 8.00%), 02/14/26 (a) (c)	373	243
Service Logic Acquisition, Inc
Delayed Draw Term Loan, 0.00%, (1 Month USD LIBOR + 4.00%), 10/23/27 (a) (b)	43	41
Term Loan, 5.01%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	9	9
Term Loan, 5.24%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	3,743	3,551
Delayed Draw Term Loan, 5.29%, (1 Month USD LIBOR + 4.00%), 10/23/27 (a)	61	58
Spectrum Holdings III Corp.
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 01/26/25 (a) (b)	1,500	1,378
1st Lien Term Loan, 4.26%, (1 Month USD LIBOR + 3.25%), 01/26/25 (a)	3,176	2,918
Titan Acquisition Limited
2018 Term Loan B, 4.01%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	5,658	5,176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
TransDigm, Inc.
2020 Term Loan E, 3.31%, (1 Month USD LIBOR + 2.25%), 05/30/25 (a)	3,000	2,845
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (a)	4,008	3,715
USIC Holdings, Inc.
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,830	2,626
Vaco Holdings, LLC
2022 Term Loan, 5.80%, (SOFR + 5.00%), 01/07/29 (a)	5,070	4,863
Vertical US Newco Inc
Term Loan B, 0.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a) (b)	3,000	2,803
Vertiv Group Corporation
2021 Term Loan B, 3.87%, (3 Month USD LIBOR + 2.75%), 03/02/27 (a)	8,200	7,606
Watlow Electric Manufacturing Company
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 03/18/28 (a)	2,777	2,592
West Corporation
Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 10/03/24 (a)	3,493	2,956
		186,366
Health Care 14.7%
Accelerated Health Systems, LLC
2022 Term Loan B, 5.16%, (SOFR + 4.25%), 02/01/29 (a)	9,096	8,613
ADMI Corp.
2021 Incremental Term Loan B3, 4.56%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	5,955	5,444
Advisor Group, Inc.
2021 Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	6,468	6,140
Air Methods Corporation
2017 Term Loan B, 4.51%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,508	3,101
Amneal Pharmaceuticals LLC
2018 Term Loan B, 4.56%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	4,871	4,396
ASP Navigate Acquisition Corp
Term Loan, 5.90%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	5,781	5,448
Athenahealth, Inc.
2022 Term Loan B, 5.01%, (SOFR + 3.50%), 01/27/29 (a)	6,413	5,888
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.58%, (6 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,123	2,810
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 7.06%, (3 Month USD LIBOR + 6.00%), 09/28/27 (a)	3,110	2,823
Bausch & Lomb, Inc.
Term Loan, 4.55%, (3 Month Term SOFR + 3.25%), 05/05/27 (a)	4,900	4,552
Bausch Health Companies Inc.
2022 Term Loan B, 0.00%, (SOFR + 5.25%), 01/27/27 (a) (b)	1,502	1,284
2022 Term Loan B, 6.55%, (SOFR + 5.25%), 01/27/27 (a)	2,498	2,135
CCRR Parent, Inc
Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 03/06/28 (a)	3,970	3,757
Da Vinci Purchaser Corp.
2019 Term Loan, 5.01%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,662	3,460
DaVita, Inc.
2020 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 07/30/26 (a) (b)	2,100	1,941
Ensemble RCM, LLC
Term Loan, 4.99%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	4,246	4,096
Gainwell Acquisition Corp.
Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	4,688	4,424
Global Medical Response, Inc.
2017 Incremental Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	3,473	3,223
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	3,998	3,711
Hunter Holdco 3 Limited
USD Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a)	6,891	6,530
Illuminate Merger Sub Corp.
Term Loan, 0.00%, (6 Month USD LIBOR + 3.50%), 06/30/28 (a) (b)	2,000	1,741
Term Loan, 4.51%, (6 Month USD LIBOR + 3.50%), 06/30/28 (a)	4,301	3,745
2nd Lien Term Loan, 7.76%, (3 Month USD LIBOR + 6.75%), 06/29/29 (a)	1,000	894
Knight Health Holdings LLC
Term Loan B, 0.00%, (1 Month USD LIBOR + 5.25%), 12/15/28 (a) (b) (c)	1,000	820
Term Loan B, 6.31%, (1 Month USD LIBOR + 5.25%), 12/15/28 (a) (c)	6,070	4,977
Kodiak Building Partners Inc.
Term Loan B, 4.31%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	5,325	4,636
Lonza Group AG
USD Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,394	8,360
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 11/23/28 (a)	4,460	4,237
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 10/08/28 (a)	5,827	5,453
Medline Borrower, LP
USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	10,474	9,696
NAPA Management Services Corporation
Term Loan B, 6.04%, (SOFR + 5.25%), 02/15/29 (a)	5,000	4,598
National Mentor Holdings, Inc.
2021 Term Loan, 4.76%, (1 Month USD LIBOR + 3.75%), 02/18/28 (a)	2,918	2,517
2021 Term Loan C, 4.76%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	145
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 02/18/28 (a)	2,351	2,028
One Call Corporation
2021 Term Loan, 6.69%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,925	2,325
Owens & Minor, Inc.
2022 Term Loan B, 4.88%, (1 Month Term SOFR + 3.75%), 03/23/29 (a)	1,663	1,646
Padagis LLC
Term Loan B, 5.72%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	3,750	3,441
Pegasus BidCo
Term Loan , 0.00%, (SOFR + 4.25%), 05/05/29 (a) (b)	4,246	4,017
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 6.08%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a)	3,114	2,701
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 5.89%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	370	330
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.85%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,733	1,548
2018 1st Lien Term Loan B, 5.89%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,651	1,476
Radnet Management, Inc.
2021 Term Loan, 4.62%, (1 Month USD LIBOR + 3.00%), 04/15/28 (a)	3,974	3,766
2021 Term Loan, 6.75%, (1 Month USD LIBOR + 3.00%), 04/15/28 (a)	10	10
Surgery Center Holdings, Inc.
2021 Term Loan, 4.95%, (1 Month USD LIBOR + 3.75%), 08/31/26 (a)	7,097	6,598

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Team Health Holdings, Inc.
1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	2,513	2,224
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 09/22/28 (a)	7,526	7,007
Upstream Rehabilition, Inc.
2021 Term Loan, 5.40%, (SOFR + 4.25%), 11/20/26 (a)	4,828	4,396
US Radiology Specialists, Inc.
2020 Term Loan, 6.26%, (3 Month USD LIBOR + 5.25%), 12/10/27 (a)	2,449	2,155
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 6.56%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	—	—
2018 1st Lien Term Loan, 7.07%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	4,362	4,242
		185,505
Information Technology 13.0%
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	7,764	6,980
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	812
Arches Buyer Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	6,988	6,359
Avaya, Inc.
2021 Term Loan B2, 5.32%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	2,500	1,888
Banff Merger Sub Inc
2021 USD Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	4,976	4,623
2021 USD 2nd Lien Term Loan, 6.56%, (1 Month USD LIBOR + 5.50%), 03/23/26 (a)	2,000	1,874
CMG Media Corporation
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,247	3,904
Conduent Business Services, LLC
2021 Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 10/15/28 (a)	2,947	2,859
CoreLogic, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	7,934	6,577
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	6,439	5,741
DCert Buyer, Inc.
2019 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	2,349	2,239
Delta TopCo, Inc.
2020 Term Loan B, 5.84%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,723	2,459
Dotdash Meredith Inc
Term Loan B, 5.15%, (SOFR + 4.00%), 11/23/28 (a)	3,500	3,263
Endure Digital Inc.
Term Loan, 4.62%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	9,333	8,361
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	2,814	2,593
Eta Australia Holdings III Pty Ltd
Term Loan, 5.06%, (1 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,808	2,584
Global Tel*Link Corporation
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a) (b)	2,000	1,853
2018 1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	3,057	2,832
2018 2nd Lien Term Loan, 11.13%, (SOFR + 10.00%), 11/29/26 (a)	1,000	879
GoTo Group, Inc.
Term Loan B, 6.35%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	2,192	1,660
Indy US Bidco, LLC
2021 USD Term Loan, 4.77%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	1,023	948
2021 USD Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	1,761	1,632
IRI Holdings, Inc.
2018 1st Lien Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	4,033	3,973
LogMeIn, Inc.
Term Loan B, 6.35%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	7,671	5,811
McAfee, LLC
2022 USD Term Loan B, 5.15%, (SOFR + 4.00%), 02/03/29 (a)	3,500	3,176
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	6,022	5,570
MH Sub I, LLC
2017 1st Lien Term Loan, 4.81%, (1 Month USD LIBOR + 3.50%), 08/09/24 (a)	7,169	6,734
OneDigital Borrower LLC
2021 Term Loan, 4.75%, (SOFR + 4.25%), 11/16/27 (a)	3,608	3,407
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	7,736	7,248
Presidio, Inc.
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	121	114
2020 Term Loan B, 4.74%, (1 Month USD LIBOR + 3.50%), 12/19/26 (a)	2,577	2,433
Priority Payment Systems Holdings, LLC
2021 Term Loan, 7.32%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	4,788	4,660
Quest Software US Holdings Inc.
2022 Term Loan, 4.75%, (SOFR + 4.25%), 01/19/29 (a)	4,588	4,068
RealPage, Inc
1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 02/18/28 (a)	5,762	5,313
Redstone Holdco 2 LP
2021 Term Loan, 5.93%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	4,724	4,047
Rocket Software, Inc.
2018 Term Loan , 5.31%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	3,749	3,478
2021 USD Incremental Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 11/28/25 (a)	990	917
SITEL Worldwide Corporation
2021 USD Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 07/28/28 (a)	6,954	6,672
SkillSoft Corporation
2021 Term Loan, 6.19%, (3 Month Term SOFR + 5.25%), 12/31/24 (a)	3,083	2,855
Sophia, L.P.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	5,664	5,271
SurveyMonkey Inc.
2018 Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 10/10/25 (a) (c)	1,758	1,688
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.52%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	7,189	6,427
ViaSat, Inc.
Term Loan, 5.65%, (SOFR + 4.50%), 02/23/29 (a)	1,655	1,537
Vision Solutions, Inc.
2021 Incremental Term Loan, 5.18%, (3 Month USD LIBOR + 4.00%), 04/24/28 (a)	6,011	5,422
		163,741
Communication Services 8.7%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 4.25%, (SOFR + 3.75%), 12/08/28 (a)	7,488	6,982
2021 2nd Lien Term Loan, 6.80%, (SOFR + 6.00%), 12/10/29 (a) (c)	2,500	2,300
Allen Media, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a) (b)	1,410	1,246
2021 Term Loan B, 6.30%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a)	4,652	4,112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Altice Financing S.A.
2017 USD Term Loan B, 3.79%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,489	2,243
USD 2017 1st Lien Term Loan, 3.79%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,161	1,047
Altice France S.A.
USD Term Loan B12, 4.73%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,410	3,095
2018 Term Loan B13, 5.41%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	4,884	4,452
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a) (b)	23	19
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.20%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a)	6,911	5,805
Cablevision Lightpath LLC
Term Loan B, 4.57%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,709	2,548
CenturyLink, Inc.
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	4,987	4,577
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.74%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	5,939	5,085
Consolidated Communications, Inc.
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	4,426
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 4.43%, (SOFR + 3.25%), 08/24/26 (a)	2,982	696
DirecTV Financing, LLC
Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	7,926	7,276
GOGO Intermediate Holdings LLC
Term Loan B, 4.99%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	7,409	6,994
Houghton Mifflin Harcourt Publishing Company
2022 Term Loan, 6.38%, (1 Month Term SOFR + 5.25%), 04/04/29 (a)	4,200	3,788
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (a)	4,277	3,912
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a) (b)	3,000	2,773
PUG LLC
USD Term Loan , 4.56%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,530	3,177
Radiate Holdco, LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	4,340	4,025
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.51%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	5,938	5,385
Solis IV BV
USD Term Loan B1, 4.84%, (SOFR + 3.50%), 02/09/29 (a)	6,939	5,954
Telenet Financing USD LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 2.00%), 04/21/29 (a) (b)	3,000	2,770
Telesat Canada
Term Loan B5, 3.81%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	1,525	1,054
Virgin Media Bristol LLC
USD Term Loan N, 0.00%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a) (b)	3,300	3,084
USD Term Loan N, 3.82%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	4,500	4,205
Zacapa S.A.R.L
2022 Term Loan, 4.77%, (SOFR + 4.25%), 02/10/29 (a)	7,306	6,802
		109,832
Materials 7.5%
Brook and Whittle Holding Corp.
2021 Delayed Draw Term Loan , 5.18%, (3 Month Term SOFR + 4.00%), 12/14/28 (a)	77	72
2021 First Lien Term Loan, 5.18%, (3 Month USD LIBOR + 4.00%), 12/14/28 (a)	3,073	2,877
2021 Delayed Draw Term Loan , 5.55%, (3 Month Term SOFR + 4.00%), 12/14/28 (a)	737	690
2022 Incremental Term Loan, 5.55%, (3 Month Term SOFR + 4.00%), 12/14/28 (a)	1,097	1,027
Eastman Chemical Company
2021 Term Loan B, 6.31%, (1 Month USD LIBOR + 5.25%), 08/12/28 (a)	4,091	3,774
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.55%, (6 Month USD LIBOR + 4.75%), 02/04/26 (a)	7,566	6,375
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 08/15/25 (a)	5,641	5,232
New Arclin U.S. Holding Corp.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/22/28 (a)	3,633	3,344
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	3,146	2,922
Onex TSG Intermediate Corp.
2021 Term Loan B, 5.81%, (1 Month USD LIBOR + 4.75%), 02/23/28 (a)	5,311	4,932
Perstorp Holding AB
USD Term Loan B, 6.25%, (6 Month USD LIBOR + 4.75%), 04/03/26 (a)	4,899	4,798
Plaze, Inc.
2019 Term Loan B, 4.51%, (1 Month USD LIBOR + 3.50%), 07/17/26 (a)	3,863	3,563
2020 Incremental Term Loan, 4.76%, (1 Month USD LIBOR + 3.75%), 08/03/26 (a) (c)	990	916
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.00%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	5,759	5,255
Polymer Additives, Inc.
2018 1st Lien Term Loan, 7.24%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	4,716	4,498
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 4.97%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	2,977	2,670
2021 1st Lien Term Loan, 5.12%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	2,992	2,684
2021 2nd Lien Term Loan, 7.72%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	878
2021 2nd Lien Term Loan, 7.87%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	878
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 08/13/28 (a)	3,808	3,584
2021 Delayed Draw Term Loan , 0.00%, (1 Month USD LIBOR + 4.00%), 08/31/28 (a) (b)	205	193
2021 Delayed Draw Term Loan , 5.57%, (1 Month USD LIBOR + 4.00%), 08/31/28 (a)	72	68
Quikrete Holdings Inc.
2021 Term Looan B1, 0.00%, (3 Month USD LIBOR + 2.50%), 11/03/23 (a) (b)	9,000	8,411
RelaDyne Inc.
2022 Term Loan B, 5.33%, (SOFR + 4.25%), 01/25/29 (a)	3,666	3,456
Ring Container Technologies Group, LLC
2021 Term Loan B, 4.27%, (6 Month USD LIBOR + 3.75%), 08/12/28 (a)	3,005	2,847
Runner Buyer, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a) (b)	300	228
2021 Term Loan B, 7.07%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a)	5,849	4,446
Smyrna Ready Mix Concrete, LLC
Term Loan B, 5.38%, (1 Month Term SOFR + 4.25%), 03/24/29 (a)	1,500	1,384
Sylvamo Corporation
Term Loan B, 5.56%, (1 Month USD LIBOR + 4.50%), 08/18/28 (a)	5,135	4,847
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.26%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	4,442	4,276

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2021 Delayed Draw Term Loan , 5.06%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	170	159
2021 Incremental Term Loan, 5.06%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	1,901	1,780
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,445	2,127
		95,191
Financials 6.4%
Acrisure, LLC
2020 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,035	3,692
2021 Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/15/27 (a)	496	463
2021 First Lien Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	580	546
Aretec Group, Inc.
2018 Term Loan , 5.31%, (1 Month USD LIBOR + 4.25%), 08/15/25 (a)	7,408	7,014
Asurion LLC
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a) (b)	3,000	2,713
2021 2nd Lien Term Loan B3, 6.31%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	3,500	2,975
2021 Second Lien Term Loan B4, 6.31%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	3,500	2,958
Atlas CC Acquisition Corp
Term Loan B, 5.82%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	5,641	5,200
Term Loan C, 5.82%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	1,147	1,058
BCP Renaissance Parent LLC
2022 Term Loan B3, 4.53%, (SOFR + 3.50%), 10/31/26 (a)	6,461	6,146
CPC Acquisition Corp
Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	9,675	8,425
Crown Finance US, Inc.
2018 USD Term Loan, 4.00%, (3 Month USD LIBOR + 2.50%), 02/05/25 (a)	2,461	1,545
Edelman Financial Center, LLC
2021 Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	4,091	3,777
Hudson River Trading LLC
2021 Term Loan, 4.15%, (SOFR + 3.00%), 03/17/28 (a)	4,000	3,731
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 5.07%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,347	3,230
ION Trading Finance Limited
2021 USD Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,504	5,061
LSF11 A5 Holdco LLC
Term Loan, 4.65%, (SOFR + 3.50%), 09/30/28 (a)	4,022	3,753
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 4.51%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	2,846	2,718
Park River Holdings Inc
Term Loan, 4.22%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,896	2,356
RLG Holdings, LLC
2021 Term Loan, 5.31%, (1 Month USD LIBOR + 4.25%), 07/02/28 (a)	3,208	2,986
2021 2nd Lien Term Loan, 8.56%, (1 Month USD LIBOR + 7.50%), 07/02/29 (a)	1,000	958
Sweetwater Borrower, LLC
Term Loan B, 5.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	3,530	3,027
Tiger Acquisition, LLC
2021 Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 05/21/28 (a)	2,776	2,476
Venga Finance S.a r.l.
2021 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 11/03/28 (a) (b) (c)	4,584	4,263
		81,071
Consumer Staples 4.6%
8th Avenue Food & Provisions, Inc.
2021 Incremental Term Loan, 5.81%, (1 Month USD LIBOR + 4.75%), 10/01/25 (a)	1,965	1,660
American Seafoods Group LLC
2017 1st Lien Term Loan, 4.16%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	1,373	1,312
2017 1st Lien Term Loan, 4.33%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	16	15
2017 1st Lien Term Loan, 4.44%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	1,047	1,000
BCPE North Star US HoldCo 2, Inc.
Term Loan, 5.01%, (3 Month USD LIBOR + 4.00%), 06/09/28 (a)	7,503	6,893
Hearthside Food Solutions, LLC
2018 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	7,211	6,453
Journey Personal Care Corp.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,120	3,132
MPH Acquisition Holdings LLC
2021 Term Loan B, 5.82%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	8,274	7,596
Olaplex, Inc
2022 Term Loan, 4.80%, (SOFR + 3.75%), 02/17/29 (a)	1,959	1,847
PECF USS Intermediate Holding III Corporation
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	3,252	2,927
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.56%, (1 Month USD LIBOR + 5.50%), 08/02/24 (a)	1,520	1,491
Shearer's Foods, Inc.
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	9,070	8,202
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.35%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a)	5,118	4,075
Triton Water Holdings, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a) (b)	3,000	2,645
Term Loan, 4.51%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	4,245	3,743
Verscend Holding Corp.
2021 Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,059	4,831
		57,822
Energy 2.5%
AL NGPL Holdings, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a)	2,925	2,839
CQP Holdco LP
2021 Term Loan B, 4.76%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	5,702	5,346
EG America LLC
2018 USD Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	3,691	3,460
EG Group Limited
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	99	94
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.87%, (1 Month USD LIBOR + 4.25%), 11/24/28 (a)	8,261	8,140
Medallion Midland Acquisition, LLC
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 10/18/28 (a)	4,200	4,019
Natgasoline LLC
Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,856	2,720
Traverse Midstream Partners LLC
2017 Term Loan, 5.38%, (SOFR + 4.25%), 09/22/24 (a)	134	127
2017 Term Loan, 5.95%, (SOFR + 4.25%), 09/22/24 (a)	5,694	5,419
		32,164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Utilities 1.0%
Helix Gen Funding, LLC
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,403	4,977
Pacific Gas And Electric Company
2020 Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	7,568	7,117
		12,094
Total Senior Floating Rate Instruments (cost $1,235,796)		1,132,793
CORPORATE BONDS AND NOTES 4.9%
Communication Services 1.5%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (d)	2,614	1,902
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (d)	2,220	1,825
iHeartCommunications, Inc.
8.38%, 05/01/27	2,230	1,782
Iliad Holding
7.00%, 10/15/28 (d)	3,936	3,440
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	3,819	3,560
Liberty Media Corporation
8.25%, 02/01/30	1,745	1,158
Midas Opco Holdings LLC
5.63%, 08/15/29 (d)	3,835	3,076
Telesat Canada
6.50%, 10/15/27 (d)	2,102	901
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	2,272	1,795
		19,439
Consumer Discretionary 1.1%
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (d)	1,832	1,616
Life Time, Inc.
5.75%, 01/15/26 (d)	3,430	3,082
NMG Holding Company, Inc.
7.13%, 04/01/26 (d)	3,195	2,956
PM General Purchaser LLC
9.50%, 10/01/28 (d)	2,894	2,437
Tenneco Inc.
5.00%, 07/15/26	3,000	2,804
5.13%, 04/15/29 (d)	1,397	1,314
		14,209
Energy 0.8%
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	2,680	2,494
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	3,760	3,506
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (d)	3,985	3,478
		9,478
Financials 0.7%
Acrisure, LLC
7.00%, 11/15/25 (d)	1,420	1,280
Navient Corporation
6.75%, 06/15/26	2,270	2,009
5.63%, 08/01/33	1,372	962
USA Compression Finance Corp.
6.88%, 09/01/27	3,455	3,066
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	2,348	1,879
		9,196
Information Technology 0.4%
ams AG
7.00%, 07/31/25 (d)	3,557	3,404
Entegris Escrow Corporation
5.95%, 06/15/30 (d)	1,317	1,255
		4,659
Industrials 0.3%
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	1,220	1,032
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (d)	2,140	2,020
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	621	551
4.63%, 04/15/29 (d)	856	726
		4,329
Consumer Staples 0.1%
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	1,062	595
Materials 0.0%
CVR Partners, LP
6.13%, 06/15/28 (d)	508	465
Total Corporate Bonds And Notes (cost $73,157)		62,370
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	113	120
iHeartMedia, Inc. - Class A (e)	48	377
		497
Financials 0.0%
AFGlobal Corporation (c) (f)	39	39
Freedom Group Inc. (c) (e)	57	—
Health Care 0.0%
Inotiv, Inc. (e)	3	30
Energy 0.0%
Vantage Drilling International (e)	1	7
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (c) (e)	21	4
Total Common Stocks (cost $7,579)		577
WARRANTS 0.0%
AFGlobal Corporation (c) (e)	5	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (e) (g)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 8.3%
Investment Companies 8.3%
JNL Government Money Market Fund, 1.02% (h) (i)	104,803	104,803
Total Short Term Investments (cost $104,803)		104,803
Total Investments 102.9% (cost $1,421,335)		1,300,543
Other Assets and Liabilities, Net (2.9)%		(36,836)
Total Net Assets 100.0%		1,263,707
(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $50,589 and 4.0% of the Fund.

(e) Non-income producing security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	39	—

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	101	(6)
New Arclin U.S. Holding Corp. - 2021 Delayed Draw Term Loan	533	(43)
Medical Solutions Holdings, Inc. - 2021 Delayed Draw Term Loan	1,113	(68)
Pro Mach Group, Inc. - 2021 Term Loan B	205	(11)
Service Logic Acquisition, Inc - Delayed Draw Term Loan	208	(11)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	1,087	(84)
	3,247	(223)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,100,650	32,143	1,132,793
Corporate Bonds And Notes	—	62,370	—	62,370
Common Stocks	534	—	43	577
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	104,803	—	—	104,803
	105,337	1,163,020	32,186	1,300,543
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(223)	—	(223)
	—	(223)	—	(223)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 89.0%
Communication Services 16.3%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	4,820	4,138
Altice France Holding S.A.
5.13%, 07/15/29 (a)	3,852	2,906
5.50%, 10/15/29 (a)	3,708	2,841
Altice France S.A.
6.00%, 02/15/28 (a) (b)	1,901	1,311
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (c) (d)	2,099	1,397
7.50%, 02/15/29 (a) (b)	3,464	2,930
CCO Holdings, LLC
5.38%, 06/01/29 (a)	14,979	13,648
4.25%, 02/01/31 - 01/15/34 (a)	8,757	7,007
4.75%, 02/01/32 (a)	3,273	2,695
4.50%, 05/01/32	2,702	2,188
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	3,587
7.60%, 09/15/39	903	713
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,198
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	3,743	2,724
7.50%, 06/01/29 (a)	7,247	5,236
Connect Finco SARL
6.75%, 10/01/26 (a)	1,790	1,600
CSC Holdings, LLC
5.38%, 02/01/28 (a)	9,614	8,403
7.50%, 04/01/28 (a)	8,381	7,072
4.13%, 12/01/30 (a)	1,460	1,138
4.50%, 11/15/31 (a)	4,410	3,405
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (b)	9,806	9,037
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	599
6.63%, 08/15/27 (a)	3,848	460
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	5,874	5,011
DISH DBS Corporation
7.75%, 07/01/26	4,726	3,668
5.25%, 12/01/26 (a)	1,837	1,440
Embarq Corporation
8.00%, 06/01/36	4,492	3,396
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	3,315	3,354
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	433	390
5.00%, 05/01/28 (a)	3,082	2,634
6.75%, 05/01/29 (a)	5,399	4,438
Gray Television, Inc.
5.38%, 11/15/31 (a)	9,030	7,233
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,380
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,194
8.38%, 05/01/27 (b)	8,304	6,636
5.25%, 08/15/27 (a)	2,751	2,355
Iliad Holding
7.00%, 10/15/28 (a)	9,227	8,065
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	10,208	9,517
5.13%, 07/15/29 (a)	6,701	5,619
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	3,674	2,944
3.63%, 01/15/29 (a)	3,743	2,873
Liberty Media Corporation
8.25%, 02/01/30 (b)	6,661	4,421
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	12,401	9,947
News Corporation
3.88%, 05/15/29 (a)	1,373	1,189
5.13%, 02/15/32 (a)	1,032	916
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	11,072	8,567
Sirius XM Radio Inc.
3.88%, 09/01/31 (a)	7,126	5,674
Sprint Corporation
7.13%, 06/15/24	14,000	14,401
6.88%, 11/15/28	1,622	1,709
Telecom Italia S.p.A.
5.30%, 05/30/24 (a)	308	296
Telecom Italia SpA
6.00%, 09/30/34	4,005	3,037
Telesat Canada
5.63%, 12/06/26 (a)	5,387	3,354
6.50%, 10/15/27 (a)	6,349	2,722
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	10,299	8,138
T-Mobile US, Inc.
3.38%, 04/15/29	4,669	4,086
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	5,564	4,608
		232,445
Energy 16.2%
Aethon United BR LP
8.25%, 02/15/26 (a)	7,125	6,930
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	3,017	3,014
5.75%, 03/01/27 (a)	3,459	3,219
5.38%, 06/15/29 (a)	6,617	5,934
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	9,712	9,057
Baytex Energy Corp.
8.75%, 04/01/27 (a)	3,469	3,461
Bip-V Chinook
5.50%, 06/15/31 (a)	10,339	8,836
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,115
6.63%, 07/15/26 (a)	1,772	1,602
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	1,349	1,141
5.85%, 11/15/43	2,681	1,921
5.60%, 10/15/44	1,477	1,032
Callon Petroleum Company
6.38%, 07/01/26	8,134	7,491
7.50%, 06/15/30 (a)	739	683
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	869	685
Cheniere Energy, Inc.
4.63%, 10/15/28	815	737
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,422
6.38%, 06/15/26 (a)	7,028	6,504
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	5,236	4,587
DT Midstream, Inc.
4.13%, 06/15/29 (a)	2,230	1,896
4.38%, 06/15/31 (a)	2,617	2,188
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	5,624	5,323
Energean Israel Finance Ltd
4.88%, 03/30/26 (e)	11,031	9,707
Energy Transfer LP
6.50%, (100, 08/15/26) (f)	1,017	906
6.75%, (100, 05/15/25) (f)	3,033	2,533
7.13%, (100, 05/15/30) (f)	2,228	1,916
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,166
7.50%, 06/01/27 (a)	2,337	2,251
6.50%, 07/01/27 (a)	2,452	2,281
4.50%, 01/15/29 (a)	7,249	5,889
4.75%, 01/15/31 (a) (b)	3,320	2,648
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	9,208	8,424
5.75%, 02/01/29 (a)	1,909	1,666

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
6.00%, 04/15/30 (a)	2,179	1,919
Husky Energy Inc.
13.00%, 02/15/25 (a) (d)	7,739	7,589
ITT Holdings LLC
6.50%, 08/01/29 (a)	8,823	7,148
Kinetik Holdings LP
5.88%, 06/15/30 (a)	3,025	2,884
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,707
5.88%, 12/01/27	3,654	3,410
Nabors Industries Ltd
7.50%, 01/15/28 (a)	4,756	4,099
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	4,629	4,360
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,126
5.63%, 04/28/27	4,458	3,975
6.38%, 10/01/30	4,749	4,141
Occidental Petroleum Corporation
6.95%, 07/01/24	6,706	6,919
8.88%, 07/15/30	2,690	3,092
6.45%, 09/15/36	1,648	1,717
7.95%, 06/15/39	1,858	2,100
6.60%, 03/15/46	715	759
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	4,705	4,579
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	5,117	5,031
Southwestern Energy Company
7.75%, 10/01/27 (b)	3,076	3,150
8.38%, 09/15/28	3,143	3,316
5.38%, 02/01/29 - 03/15/30	7,083	6,530
4.75%, 02/01/32	5,964	5,102
Tap Rock Resources, LLC
7.00%, 10/01/26 (a)	3,659	3,502
Targa Resources Corp
5.50%, 03/01/30	4,008	3,816
4.88%, 02/01/31	2,550	2,326
Transocean Proteus Limited
6.25%, 12/01/24 (a)	3,618	3,416
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	6,359	5,546
4.13%, 08/15/31 (a)	759	652
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (g) (h) (i)	5,000	—
		231,076
Consumer Discretionary 16.0%
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)	1,253	1,035
5.00%, 02/15/32 (a)	4,699	3,844
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	5,886	4,981
Carnival Corporation
7.63%, 03/01/26 (a)	3,941	3,076
5.75%, 03/01/27 (a)	5,706	4,122
4.00%, 08/01/28 (a)	1,298	1,065
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	4,653	4,234
Dana Incorporated
4.25%, 09/01/30	362	283
4.50%, 02/15/32	1,085	805
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a) (b)	4,609	4,444
Ford Motor Company
6.63%, 10/01/28	2,051	2,023
9.63%, 04/22/30	2,174	2,441
3.25%, 02/12/32	4,348	3,250
5.29%, 12/08/46	1,388	1,058
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	7,052	6,221
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	6,085	5,453
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	5,329	4,318
4.88%, 07/01/31 (a)	6,513	4,963
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (d)	5,042	4,395
International Game Technology PLC
4.13%, 04/15/26 (a)	2,200	1,997
5.25%, 01/15/29 (a)	4,054	3,671
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	6,287	5,184
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	2,867	2,805
5.88%, 01/15/28 (a)	1,870	1,427
5.50%, 07/15/29 (a)	6,265	4,654
KB Home
4.80%, 11/15/29	2,550	2,146
7.25%, 07/15/30	2,745	2,601
L Brands, Inc.
7.50%, 06/15/29	4,053	3,696
6.88%, 11/01/35	4,284	3,480
Life Time, Inc.
5.75%, 01/15/26 (a)	3,836	3,447
8.00%, 04/15/26 (a) (b)	3,313	2,958
Macys Retail Holdings
5.88%, 03/15/30 (a)	3,918	3,299
6.13%, 03/15/32 (a)	5,762	4,807
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	5,749	3,937
MCE Finance Limited
5.38%, 12/04/29 (a)	5,671	3,416
Meritage Homes Corporation
3.88%, 04/15/29 (a)	2,980	2,472
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	6,554	5,351
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	2,918
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26 (i)	4,041	3,334
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (a)	3,654	2,537
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	6,970	6,448
Nordstrom, Inc.
4.00%, 03/15/27 (b)	5,381	4,738
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	6,927	6,701
PetSmart, Inc.
7.75%, 02/15/29 (a)	4,110	3,708
PM General Purchaser LLC
9.50%, 10/01/28 (a)	8,636	7,272
QVC, Inc.
5.45%, 08/15/34	4,211	2,930
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,349
9.13%, 06/15/23 (a)	2,600	2,581
4.25%, 07/01/26 (a)	3,835	2,724
5.50%, 08/31/26 - 04/01/28 (a)	10,191	7,358
Scientific Games International, Inc.
7.00%, 05/15/28 (a)	1,000	944
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a) (b)	5,796	4,911
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	4,575	3,649
Staples, Inc.
7.50%, 04/15/26 (a)	4,035	3,346
Stena International S.A R.L.
6.13%, 02/01/25 (a)	7,933	7,706
Tenneco Inc.
5.13%, 04/15/29 (a)	13,911	13,085
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	2,405	2,070
10.50%, 05/15/29 (a)	4,650	3,810
Travel + Leisure Co.
4.50%, 12/01/29 (a)	3,236	2,563
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	2,456	2,346

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
6.00%, 04/01/27 (c) (j)	158	142
4.63%, 03/01/30 (a)	2,913	2,258
		227,787
Industrials 11.9%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,693	5,221
9.75%, 07/15/27 (a)	3,175	2,687
4.63%, 06/01/28 (a)	2,333	1,930
American Airlines, Inc.
5.50%, 04/20/26 (a)	6,471	5,962
5.75%, 04/20/29 (a)	8,521	7,275
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	310	288
4.13%, 08/15/26 (a)	7,831	6,635
Bombardier Inc.
7.50%, 03/15/25 (a)	2,551	2,306
7.13%, 06/15/26 (a)	3,009	2,455
6.00%, 02/15/28 (a)	3,033	2,276
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	13,289	10,154
6.38%, 06/15/32 (a)	4,834	4,333
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,096	3,741
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (a)	2,813	2,646
8.75%, 04/15/30 (a)	6,655	5,723
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a) (b)	2,717	1,964
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,336
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	8,040	7,589
9.75%, 08/01/27 (a)	1,000	990
5.50%, 05/01/28 (a)	4,502	3,727
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	1,552	1,377
GFL Environmental Inc.
3.75%, 08/01/25 (a)	340	315
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a) (b)	4,798	3,847
Imola Merger Corporation
4.75%, 05/15/29 (a)	5,569	4,670
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,955	4,110
Masonite International Corporation
5.38%, 02/01/28 (a)	1,599	1,442
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	5,140	4,093
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	3,289	3,084
6.25%, 01/15/28 (a)	7,129	5,985
Rolls-Royce PLC
5.75%, 10/15/27 (a)	7,388	6,694
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,315
Summit Materials, LLC
5.25%, 01/15/29 (a)	3,952	3,487
Terex Corporation
5.00%, 05/15/29 (a)	5,442	4,681
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,172
6.25%, 03/15/26 (a)	9,550	9,228
TransDigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,769
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,503	1,512
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	7,494
4.50%, 08/15/29 (a)	1,620	1,333
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	1,269	1,125
4.63%, 04/15/29 (a)	9,307	7,892
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	7,520	6,716
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	5,192	4,789
		169,368
Financials 11.0%
Acrisure, LLC
7.00%, 11/15/25 (a)	4,010	3,615
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	5,718	5,686
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	3,880	3,276
Citigroup Inc.
5.00%, (100, 09/12/24) (f)	5,806	5,105
Credit Suisse Group AG
6.25%, (100, 12/18/24) (a) (f)	3,505	3,190
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	5,656
8.50%, 10/30/25 (a)	4,993	4,836
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,333	2,217
5.13%, 06/16/25	2,122	2,028
4.27%, 01/09/27	5,000	4,488
4.95%, 05/28/27	650	603
4.13%, 08/17/27	1,930	1,699
3.82%, 11/02/27	1,023	870
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	4,406	3,468
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	2,318	1,785
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,288
Icahn Enterprises L.P.
6.25%, 05/15/26	11,419	10,687
5.25%, 05/15/27	3,228	2,857
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	315	303
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (d)	1,263	1,112
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	9,354	7,544
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	8,437	6,583
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	5,510	4,642
Markel Corporation
6.00%, (100, 06/01/25) (f)	4,653	4,592
Navient Corporation
6.75%, 06/25/25 - 06/15/26	4,866	4,397
5.50%, 03/15/29	3,387	2,640
5.63%, 08/01/33	3,968	2,783
NFP Corp.
6.88%, 08/15/28 (a)	3,899	3,242
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	4,286
4.75%, 07/15/31 (a)	5,436	4,905
Petershill II LP
5.00%, 07/15/39 (e) (i)	3,601	3,060
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	6,529	4,658
SLM Corporation
6.13%, 03/25/24	5,433	5,148
Springleaf Finance Corporation
6.13%, 03/15/24	1,580	1,509
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	4,000	3,460
UBS Group AG
4.88%, (100, 02/12/27) (a) (f)	5,602	4,695
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	10,331	9,256
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	2,385	2,104
6.38%, 02/01/30 (a)	9,763	7,815

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	2,240	1,840
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
		156,928
Health Care 4.9%
Avantor Funding, Inc.
4.63%, 07/15/28 (a)	6,146	5,627
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	4,324	3,093
6.13%, 02/01/27 (a)	3,621	3,086
7.00%, 01/15/28 (a)	722	413
6.25%, 02/15/29 (a)	4,020	2,146
Centene Corporation
3.38%, 02/15/30	3,553	3,013
Community Health Systems, Inc.
4.75%, 02/15/31 (a)	5,271	3,877
HCA Inc.
5.38%, 02/01/25	3,341	3,335
IQVIA Inc.
5.00%, 05/15/27 (a)	4,764	4,507
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	905	760
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	6,224	5,306
5.25%, 10/01/29 (a) (b)	5,684	4,724
Organon & Co.
5.13%, 04/30/31 (a)	4,095	3,534
Owens & Minor, Inc.
6.63%, 04/01/30 (a)	5,200	4,742
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	6,241	5,757
5.13%, 11/01/27 (a)	5,312	4,799
4.63%, 06/15/28 (a)	6,426	5,609
4.38%, 01/15/30 (a)	2,480	2,107
6.13%, 06/15/30 (a)	3,900	3,656
		70,091
Consumer Staples 4.3%
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	310	255
JBS USA Food Company
6.50%, 04/15/29 (a)	377	384
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,470
4.88%, 10/01/49	6,006	5,311
Marb Bondco PLC
3.95%, 01/29/31 (a)	8,804	6,757
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	7,606	5,329
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,659	5,042
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,574
4.25%, 04/15/31 (a)	8,372	6,984
3.50%, 03/01/32 (a)	1,554	1,218
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,858	1,544
Safeway Inc.
5.88%, 02/15/28 (a)	5,165	4,830
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	3,621	2,029
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,099	5,711
United Rentals (North America), Inc.
3.75%, 01/15/32	4,873	4,007
Verscend Holding Corp.
9.75%, 08/15/26 (a)	2,994	2,911
		61,356
Information Technology 3.8%
ams AG
7.00%, 07/31/25 (a) (b)	14,375	13,758
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	1,197	1,058
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,513
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,511	3,237
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,574	2,399
5.95%, 06/15/30 (a)	6,521	6,214
Entegris, Inc.
4.38%, 04/15/28 (a)	1,965	1,755
LogMeIn, Inc.
5.50%, 09/01/27 (a)	6,282	4,299
Open Text Corporation
3.88%, 02/15/28 (a)	3,265	2,900
3.88%, 12/01/29 (a)	4,881	4,109
4.13%, 02/15/30 (a)	4,683	3,993
Seagate HDD Cayman
5.75%, 12/01/34	805	706
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	8,754	7,312
6.50%, 07/15/28 (a)	1,591	1,106
		54,359
Materials 2.6%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	2,654	2,067
CVR Partners, LP
6.13%, 06/15/28 (a)	623	571
EverArc Escrow
5.00%, 10/30/29 (a)	4,850	4,065
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,747
6.88%, 10/15/27 (a)	3,946	3,532
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,565
FXI Holdings, Inc.
7.88%, 11/01/24 (a) (b)	3,113	2,701
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	7,701	6,245
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	4,419	4,184
United States Steel Corporation
6.88%, 03/01/29 (b)	8,302	7,182
		36,859
Utilities 1.3%
Calpine Corporation
4.50%, 02/15/28 (a)	2,667	2,427
5.13%, 03/15/28 (a)	4,635	4,110
3.75%, 03/01/31 (a)	4,318	3,516
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	1,550	1,463
5.00%, 07/31/27 (a)	2,859	2,591
4.38%, 05/01/29 (a)	4,255	3,574
		17,681
Real Estate 0.7%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	2,828
Service Properties Trust
5.25%, 02/15/26	8,860	6,824
		9,652
Total Corporate Bonds And Notes (cost $1,473,322)		1,267,602
SENIOR FLOATING RATE INSTRUMENTS 4.4%
Communication Services 1.2%
Allen Media, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k) (l)	1,530	1,352
2021 Term Loan B, 6.30%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k)	3,532	3,122
GOGO Intermediate Holdings LLC
Term Loan B, 4.99%, (3 Month USD LIBOR + 3.75%), 04/21/28 (k)	4,545	4,290
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (k)	4,638	4,243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.51%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	4,998	4,532
		17,539
Consumer Discretionary 1.2%
Great Canadian Gaming Corporation
2021 Term Loan, 6.10%, (3 Month USD LIBOR + 4.00%), 11/01/26 (k)	4,798	4,503
Great Outdoors Group, LLC
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 02/26/28 (k)	4,563	4,148
Groupe Solmax Inc.
Term Loan, 4.75%, (3 Month USD LIBOR + 4.75%), 12/30/24 (k)	968	863
Term Loan, 5.76%, (3 Month USD LIBOR + 4.75%), 12/30/24 (k)	2,571	2,292
Michaels Companies, Inc.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	3,936	3,232
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	1,660	1,637
		16,675
Information Technology 1.0%
CoreLogic, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	2,745	2,276
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/08/26 (k)	2,203	1,965
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	4,476	4,194
Redstone Holdco 2 LP
2021 Term Loan, 5.93%, (3 Month USD LIBOR + 4.75%), 04/27/28 (k)	4,566	3,911
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.52%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,517	2,250
		14,596
Health Care 0.6%
Advisor Group, Inc.
2021 Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,842	2,698
Illuminate Merger Sub Corp.
Term Loan, 4.51%, (6 Month USD LIBOR + 3.50%), 06/30/28 (k)	4,778	4,160
Lonza Group AG
USD Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 04/29/28 (k)	2,519	2,242
		9,100
Industrials 0.3%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	3,167	3,015
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (k)	1,628	1,509
		4,524
Financials 0.1%
NAC Aviation 8 Limited (Nordic Aviation)
2022 1st Lien Revolver, 0.00%, 03/31/26 (i) (l)	672	672
Total Senior Floating Rate Instruments (cost $69,385)		63,106
INVESTMENT COMPANIES 1.1%
iShares Broad USD High Yield Corporate Bond ETF (b)	445	15,406
Total Investment Companies (cost $18,294)		15,406
COMMON STOCKS 0.4%
Energy 0.2%
MPLX LP	87	2,542
Prairie Provident Resources Inc. (b) (g)	224	38
Vantage Drilling International (g)	2	31
		2,611
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	335	359
Dish Network Corporation - Class A (g)	11	201
iHeartMedia, Inc. - Class A (g)	141	1,111
		1,671
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (g) (i)	68	1,638
Materials 0.0%
Westrock Company, Inc.	—	4
Information Technology 0.0%
New Cotai LLC (g) (i)	—	—
Total Common Stocks (cost $9,998)		5,924
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (i) (m)	56,599	—
Quicksilver Resources Inc. (g) (i) (m)	11,401	—
Vantage Drilling International (b) (g) (i) (m)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.3%
Securities Lending Collateral 3.5%
JNL Securities Lending Collateral Fund, 1.41% (n) (o)	49,889	49,889
Investment Companies 2.8%
JNL Government Money Market Fund, 1.02% (n) (o)	40,055	40,055
Total Short Term Investments (cost $89,944)		89,944
Total Investments 101.2% (cost $1,660,943)		1,441,982
Other Assets and Liabilities, Net (1.2)%		(17,516)
Total Net Assets 100.0%		1,424,466

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $994,130 and 69.8% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Non-income producing security.

(h) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

security’s offering documents.

(l) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.6%
Canada	4.7
United Kingdom	3.6
Netherlands	2.6
Luxembourg	1.5
Liberia	1.3
Ireland	1.2
France	1.0
Austria	1.0
Switzerland	0.8
Israel	0.7
Cayman Islands	0.6
Panama	0.6
Mexico	0.3
Germany	0.3
Bermuda	0.3
Virgin Islands (British)	0.3
Belgium	0.3
Italy	0.3
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	10,796	9,707	0.7
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	646	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	493	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,104	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	817	0.1
		14,397	12,767	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,261,208	6,394	1,267,602
Senior Floating Rate Instruments	—	62,434	672	63,106
Investment Companies	15,406	—	—	15,406
Common Stocks	4,286	—	1,638	5,924
Other Equity Interests	—	—	—	—
Short Term Investments	89,944	—	—	89,944
	109,636	1,323,642	8,704	1,441,982

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 44.3%
Mortgage-Backed Securities 20.9%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 02/01/52	19,634	17,788
3.00%, 05/01/34 - 12/01/49	14,532	13,800
2.00%, 09/01/35 - 03/01/52	34,892	30,831
5.00%, 02/01/38 - 11/01/41	818	861
4.50%, 03/01/42 - 11/01/48	1,153	1,189
3.50%, 04/01/42 - 04/01/50	11,704	11,430
4.00%, 10/01/45 - 06/01/48	7,317	7,327
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	44,192	40,651
3.00%, 04/01/31 - 02/01/51	19,826	18,836
5.00%, 06/01/35 - 05/01/42	856	898
2.00%, 10/01/35 - 04/01/51	48,094	42,268
TBA, 3.00%, 07/15/37 - 07/15/52 (a)	5,415	5,241
TBA, 3.50%, 07/15/37 - 07/15/52 (a)	6,720	6,644
4.50%, 08/01/40 - 07/01/49	5,936	6,066
3.50%, 11/01/42 - 08/01/49	18,005	17,601
4.00%, 10/01/44 - 09/01/49	13,150	13,145
TBA, 4.00%, 07/15/52 (a)	1,470	1,449
Government National Mortgage Association
5.00%, 08/20/41	250	263
3.50%, 06/20/43 - 05/20/52	15,335	15,015
4.00%, 05/20/44 - 03/20/50	6,087	6,104
3.00%, 07/20/45 - 06/20/52	22,783	21,610
4.50%, 12/20/48 - 05/20/49	1,874	1,913
2.50%, 08/20/50 - 04/20/52	14,749	13,600
2.00%, 10/20/51 - 01/20/52	12,145	10,814
TBA, 4.00%, 07/15/52 (a)	3,860	3,841
		309,185
U.S. Treasury Note 18.7%
Treasury, United States Department of
1.50%, 10/31/24 - 02/15/30	19,811	18,863
1.38%, 01/31/25 - 11/15/31	23,926	21,851
2.88%, 06/15/25 - 05/15/32	80,931	80,067
0.25%, 07/31/25	15,271	14,016
2.25%, 11/15/25	26,281	25,591
0.38%, 12/31/25 - 01/31/26	37,590	34,211
0.75%, 04/30/26	6,255	5,733
0.88%, 09/30/26	6,200	5,662
1.25%, 11/30/26 - 06/30/28	41,510	37,658
0.63%, 03/31/27	4,230	3,775
2.63%, 05/31/27	26,880	26,372
1.88%, 02/15/32	2,820	2,554
		276,353
U.S. Treasury Bond 4.1%
Treasury, United States Department of
3.75%, 08/15/41	7,798	8,190
2.00%, 11/15/41	2,400	1,905
3.13%, 11/15/41	10,975	10,529
2.50%, 02/15/45 - 02/15/46	23,568	19,977
3.00%, 02/15/48	14,160	13,341
1.63%, 11/15/50	2,747	1,931
2.88%, 05/15/52	4,590	4,333
		60,206
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (b)	7,104	5,878
Municipal 0.2%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,442
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	2,506
		3,948
Total Government And Agency Obligations (cost $709,208)		655,570
CORPORATE BONDS AND NOTES 42.8%
Financials 16.3%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	1,932	1,975
2.45%, 10/29/26	4,931	4,293
3.00%, 10/29/28	4,984	4,193
3.30%, 01/30/32	5,880	4,686
Ares Finance Co. IV LLC
3.65%, 02/01/52 (c)	2,273	1,606
Bank of America Corporation
4.25%, 10/22/26	2,630	2,594
3.56%, 04/23/27	2,410	2,311
1.73%, 07/22/27	2,767	2,466
3.59%, 07/21/28	4,399	4,154
4.27%, 07/23/29	8,040	7,732
2.59%, 04/29/31	3,240	2,748
2.30%, 07/21/32	2,334	1,887
2.68%, 06/19/41	2,180	1,569
Barclays PLC
3.56%, 09/23/35 (d)	8,761	7,267
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,390	1,724
BlackRock, Inc.
2.10%, 02/25/32	7,970	6,589
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (c)	4,145	3,299
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	1,744	1,610
2.63%, 12/15/26 (c)	3,443	2,872
3.25%, 03/15/27 (c)	4,812	4,084
4.00%, 01/15/29 (c)	1,940	1,582
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,565	3,681
BNP Paribas
2.16%, 09/15/29 (c)	3,434	2,876
2.59%, 08/12/35 (c) (d)	2,465	1,942
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	2,697	2,371
4.45%, 09/29/27	2,105	2,064
3.52%, 10/27/28	3,278	3,061
2.67%, 01/29/31	7,480	6,354
2.57%, 06/03/31	4,802	4,014
3.06%, 01/25/33	1,735	1,474
CNO Global Funding
1.75%, 10/07/26 (c)	3,970	3,517
Credit Suisse Group AG
5.25%, (100, 02/11/27) (c) (e)	5,496	4,258
7.50%, (100, 12/11/23) (c) (d) (e)	2,448	2,326
6.50%, 08/08/23 (c) (d)	5,986	5,985
3.87%, 01/12/29 (c) (d)	1,630	1,467
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	2,624	1,982
3.04%, 05/28/32 (d)	2,855	2,251
F&G Global Funding
2.00%, 09/20/28 (c)	4,025	3,403
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,763
4.39%, 01/08/26	1,000	924
4.95%, 05/28/27	1,275	1,183
3.82%, 11/02/27	2,010	1,708
FS KKR Capital Corp.
3.40%, 01/15/26	3,597	3,196
3.13%, 10/12/28	2,420	1,926
Glencore Funding LLC
4.88%, 03/12/29 (c)	2,555	2,489
Icahn Enterprises L.P.
4.75%, 09/15/24	1,789	1,678
Intercontinental Exchange, Inc.
4.35%, 06/15/29	1,678	1,653
4.95%, 06/15/52	2,568	2,527
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (c)	3,063	2,470
JPMorgan Chase & Co.
2.01%, 03/13/26	3,105	2,903
2.07%, 06/01/29	4,261	3,658
2.74%, 10/15/30	5,240	4,574
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 (c)	2,027	1,991

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	1,902	1,857
3.87%, 07/09/25 (d)	5,233	5,155
3.57%, 11/07/28	1,250	1,169
LSEGA Financing PLC
2.50%, 04/06/31 (c)	3,104	2,658
3.20%, 04/06/41 (c)	766	600
Markel Corporation
6.00%, (100, 06/01/25) (e)	2,295	2,265
Morgan Stanley
0.99%, 12/10/26	4,740	4,199
1.51%, 07/20/27	4,075	3,583
3.62%, 04/01/31	1,058	973
2.51%, 10/20/32	1,773	1,468
2.48%, 09/16/36	3,010	2,311
NatWest Group PLC
3.07%, 05/22/28 (d)	2,470	2,237
NatWest Markets PLC
1.60%, 09/29/26 (c)	8,353	7,372
New York Life Global Funding
1.85%, 08/01/31 (c)	3,750	3,043
Owl Rock Capital Corporation
3.40%, 07/15/26	2,996	2,671
The Goldman Sachs Group, Inc.
2.64%, 02/24/28	5,087	4,614
3.80%, 03/15/30	6,036	5,583
2.62%, 04/22/32	1,059	879
2.38%, 07/21/32	4,658	3,770
3.10%, 02/24/33	3,497	2,990
6.75%, 10/01/37	1,800	1,993
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,031	1,410
Toll Brothers Finance Corp
3.80%, 11/01/29 (f)	3,995	3,409
UBS Group AG
4.88%, (100, 02/12/27) (c) (e)	6,230	5,221
Wells Fargo & Company
4.61%, 04/25/53	5,958	5,514
Westpac Banking Corporation
2.67%, 11/15/35 (d)	959	765
ZF North America Capital, Inc.
4.75%, 04/29/25 (c)	4,817	4,444
		241,063
Energy 5.1%
Antero Midstream Partners LP
5.38%, 06/15/29 (c)	587	526
BP Capital Markets America Inc.
2.72%, 01/12/32	3,246	2,796
Cenovus Energy Inc.
2.65%, 01/15/32	3,436	2,850
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (c)	1,114	878
Cheniere Energy, Inc.
4.63%, 10/15/28	2,120	1,918
4.50%, 10/01/29	4,007	3,580
Continental Resources, Inc.
5.75%, 01/15/31 (c)	2,780	2,685
DCP Midstream Operating, LP
3.25%, 02/15/32	357	280
5.60%, 04/01/44	2,310	1,869
Devon Energy Corporation
5.88%, 06/15/28	1,104	1,121
4.50%, 01/15/30	969	913
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	3,960	3,529
6.75%, (100, 05/15/25) (e)	4,039	3,373
7.13%, (100, 05/15/30) (e)	2,523	2,170
3.75%, 05/15/30	2,015	1,814
5.80%, 06/15/38	2,107	1,983
6.25%, 04/15/49	1,151	1,116
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,041
4.50%, 01/15/29 (c)	1,046	850
EQT Corporation
3.13%, 05/15/26 (c)	322	302
3.90%, 10/01/27	1,869	1,747
Helmerich & Payne, Inc.
2.90%, 09/29/31	1,585	1,357
Marathon Oil Corporation
4.40%, 07/15/27	3,152	3,075
ONEOK, Inc.
4.50%, 03/15/50	1,800	1,440
Petróleos Mexicanos
2.29%, 02/15/24	652	630
Pioneer Natural Resources Company
1.90%, 08/15/30	2,520	2,059
Rattler Midstream LP
5.63%, 07/15/25 (c)	434	433
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	7,944	7,644
4.50%, 05/15/30	2,300	2,209
Santos Finance Ltd
3.65%, 04/29/31 (c)	4,459	3,780
Southwestern Energy Company
4.75%, 02/01/32	3,088	2,641
Targa Resources Corp
5.50%, 03/01/30	3,610	3,437
4.88%, 02/01/31	1,747	1,594
4.00%, 01/15/32	1,780	1,526
Transocean Pontus Limited
6.13%, 08/01/25 (c)	415	380
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	962	858
Transocean Proteus Limited
6.25%, 12/01/24 (c)	1,668	1,575
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (c)	1,949	1,608
		75,587
Health Care 4.1%
AbbVie Inc.
3.20%, 11/21/29	1,985	1,826
4.50%, 05/14/35	1,700	1,649
Amgen Inc.
3.15%, 02/21/40	4,119	3,251
4.20%, 02/22/52	883	775
Ascension Health
2.53%, 11/15/29	1,248	1,123
Bausch Health Companies Inc.
5.50%, 11/01/25 (c)	333	293
6.13%, 02/01/27 (c)	2,144	1,827
4.88%, 06/01/28 (c)	2,476	1,938
Baylor Scott & White Holdings
2.84%, 11/15/50	1,922	1,407
Centene Corporation
4.63%, 12/15/29	1,328	1,238
3.38%, 02/15/30	6,795	5,762
3.00%, 10/15/30	6,065	5,026
Cigna Holding Company
4.38%, 10/15/28	2,000	1,983
4.80%, 08/15/38	705	687
CVS Health Corporation
4.78%, 03/25/38	5,589	5,283
HCA Inc.
5.38%, 02/01/25	3,505	3,498
5.88%, 02/15/26	860	866
3.50%, 09/01/30	1,135	968
4.63%, 03/15/52 (c)	2,260	1,808
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,285
McKesson Corporation
1.30%, 08/15/26 (g)	5,425	4,833
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,356
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,208
Royalty Pharma PLC
3.30%, 09/02/40	5,646	4,167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	1,995	1,551
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	299
UnitedHealth Group Incorporated
4.75%, 05/15/52	4,566	4,556
		60,463
Utilities 3.1%
Baltimore Gas and Electric Company
4.55%, 06/01/52	1,354	1,309
Commonwealth Edison Company
3.75%, 08/15/47	2,957	2,550
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	2,293	2,019
DPL Inc.
4.13%, 07/01/25	2,344	2,185
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (c)	1,984	1,633
Enel Finance International N.V.
2.25%, 07/12/31 (c)	2,868	2,256
5.50%, 06/15/52 (c)	1,290	1,230
Eversource Energy
3.38%, 03/01/32	1,678	1,506
Exelon Corporation
5.10%, 06/15/45	2,206	2,172
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	966
Nevada Power Company
3.70%, 05/01/29	4,956	4,774
Pacific Gas And Electric Company
3.30%, 12/01/27	1,305	1,140
4.50%, 07/01/40	5,693	4,413
Public Service Electric And Gas Company Inc.
3.10%, 03/15/32 (f)	1,173	1,079
San Diego Gas & Electric Company
1.70%, 10/01/30	2,168	1,782
2.95%, 08/15/51	1,730	1,274
Southern California Edison Company
4.13%, 03/01/48	1,251	1,029
3.65%, 02/01/50	2,227	1,700
Southwest Gas Corporation
4.05%, 03/15/32	1,118	1,017
Tampa Electric Company
3.45%, 03/15/51	2,589	2,040
The AES Corporation
3.30%, 07/15/25 (c)	3,790	3,584
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	1,718	1,658
3.70%, 01/30/27 (c)	3,615	3,325
		46,641
Communication Services 3.1%
AT&T Inc.
2.55%, 12/01/33	4,310	3,495
4.90%, 08/15/37	598	596
4.30%, 12/15/42	4,070	3,536
CCO Holdings, LLC
4.75%, 03/01/30 (c)	4,412	3,774
Charter Communications Operating, LLC
5.38%, 04/01/38	1,820	1,618
4.80%, 03/01/50	1,765	1,393
6.83%, 10/23/55	1,230	1,233
Comcast Corporation
3.75%, 04/01/40	971	852
3.40%, 07/15/46	1,950	1,564
2.89%, 11/01/51	2,120	1,516
CSC Holdings, LLC
6.50%, 02/01/29 (c)	2,328	2,118
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	1,274	1,087
Netflix, Inc.
5.88%, 11/15/28	2,850	2,790
The Walt Disney Company
4.63%, 03/23/40	2,300	2,253
T-Mobile US, Inc.
2.63%, 04/15/26	6,872	6,238
Verizon Communications Inc.
4.33%, 09/21/28	3,350	3,332
3.15%, 03/22/30	3,310	3,009
2.55%, 03/21/31	1,780	1,524
Vodafone Group Public Limited Company
5.00%, 05/30/38	2,940	2,816
VTR Comunicaciones SpA
5.13%, 01/15/28 (c)	1,556	1,125
VTR Finance B.V.
6.38%, 07/15/28 (c)	774	563
		46,432
Consumer Discretionary 3.0%
Amazon.com, Inc.
2.10%, 05/12/31	3,060	2,621
2.88%, 05/12/41	2,795	2,241
3.10%, 05/12/51	1,690	1,333
Booking Holdings Inc.
4.63%, 04/13/30	3,610	3,593
Carnival Corporation
4.00%, 08/01/28 (c)	1,777	1,458
General Motors Company
6.80%, 10/01/27	1,788	1,881
General Motors Financial Company, Inc.
3.10%, 01/12/32	4,814	3,869
Hyatt Hotels Corporation
5.63%, 04/23/25 (g) (h)	1,203	1,221
Kohl's Corporation
3.38%, 05/01/31 (f) (g)	2,860	2,486
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,184	826
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (g)	299	246
Macys Retail Holdings
5.88%, 03/15/30 (c) (f)	2,014	1,696
6.13%, 03/15/32 (c)	1,955	1,631
Magallanes, Inc.
5.05%, 03/15/42 (c)	7,702	6,550
5.14%, 03/15/52 (c)	1,625	1,364
Marriott International, Inc.
5.75%, 05/01/25 (g)	180	186
Meritage Homes Corporation
3.88%, 04/15/29 (c)	2,123	1,761
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	1,011	993
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26 (i)	1,635	1,349
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,290
Prosus N.V.
4.19%, 01/19/32 (c)	1,978	1,591
Resorts World Las Vegas LLC
4.63%, 04/06/31 (c)	2,100	1,681
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (c)	385	396
Sands China Ltd.
2.55%, 03/08/27 (c) (g) (h)	3,453	2,521
		44,784
Industrials 2.9%
Air Canada
3.88%, 08/15/26 (c)	1,198	1,017
Aircastle Limited
5.25%, 08/11/25 (c)	3,345	3,231
American Airlines, Inc.
5.50%, 04/20/26 (c)	1,073	989
5.75%, 04/20/29 (c)	377	322
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (c)	3,096	2,872
4.13%, 08/15/26 (c)	2,190	1,855
Burlington Northern Santa FE, LLC
2.88%, 06/15/52	2,078	1,544
4.45%, 01/15/53	3,523	3,406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	3,575	3,619
Equifax Inc.
2.35%, 09/15/31	3,561	2,832
General Electric Company
5.16%, (3 Month USD LIBOR + 3.33%), (100, 09/15/22) (e) (j)	11,410	9,964
Norfolk Southern Corporation
4.55%, 06/01/53	3,953	3,734
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (c)	1,244	1,054
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	311	302
4.75%, 10/20/28 (c)	542	512
The Boeing Company
5.15%, 05/01/30 (g)	4,675	4,486
United Airlines Pass Through Trust
4.63%, 04/15/29 (c)	1,230	1,043
		42,782
Consumer Staples 2.7%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	6,195	5,947
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	3,851	3,907
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	1,698	1,495
BAT Capital Corp.
2.26%, 03/25/28	2,853	2,388
4.39%, 08/15/37	1,000	794
3.73%, 09/25/40	1,420	999
JBS USA Food Company
6.50%, 04/15/29 (c)	448	456
5.50%, 01/15/30 (c)	2,540	2,411
6.50%, 12/01/52 (c)	5,135	4,846
Kraft Heinz Foods Company
4.63%, 10/01/39	561	492
Mars Inc.
3.88%, 04/01/39 (c)	5,510	4,956
Mars, Incorporated
3.74%, 10/11/27 (i) (k)	1,200	1,155
Northwestern University
2.64%, 12/01/50	1,088	805
Pilgrim's Pride Corporation
3.50%, 03/01/32 (c)	2,430	1,905
Safeway Inc.
3.50%, 02/15/23 (c)	3,235	3,201
The Trustees of Princeton University
4.20%, 03/01/52	2,373	2,421
University of Washington
4.35%, 04/15/22	2,199	1,879
		40,057
Real Estate 1.2%
EPR Properties
3.60%, 11/15/31	2,071	1,639
Essential Properties, L.P.
2.95%, 07/15/31	2,703	2,116
GLP Financing, LLC
5.75%, 06/01/28	343	335
5.30%, 01/15/29	2,975	2,839
3.25%, 01/15/32	1,276	1,025
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	1,572	1,341
2.70%, 07/15/31	3,000	2,418
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,825	1,675
3.75%, 02/15/27 (c)	1,529	1,342
4.13%, 08/15/30 (c)	2,958	2,549
VICI Properties L.P.
4.95%, 02/15/30	621	587
		17,866
Information Technology 0.8%
Apple Inc.
2.70%, 08/05/51	1,034	770
Broadcom Inc.
3.47%, 04/15/34 (c)	3,679	2,989
Dell International L.L.C.
6.02%, 06/15/26 (g)	1,546	1,602
8.35%, 07/15/46 (g)	807	1,006
Microsoft Corporation
3.50%, 02/12/35	3,322	3,190
VMware, Inc.
2.20%, 08/15/31	2,323	1,829
		11,386
Materials 0.5%
Anglo American Capital PLC
2.63%, 09/10/30 (c)	1,521	1,252
CEMEX S.A.B. de C.V.
5.20%, 09/17/30 (c)	1,836	1,572
Freeport-McMoRan Inc.
5.40%, 11/14/34	900	879
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	3,698	3,106
		6,809
Total Corporate Bonds And Notes (cost $728,442)		633,870
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.8%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	696	703
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,206	2,162
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,996	3,629
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,565
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	1,022	1,007
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,167
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	576	575
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	6,723	6,499
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 04/15/31	373	372
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (j)	5,421	4,630
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	3,117	3,081
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,563
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,786
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (j)	486	463
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	2,759	2,715
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	2,490	2,379
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	7,622	7,309
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	3,223	3,173
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	1,769	1,752
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	2,957	2,898
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	54	54
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,699
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A3-2, 3.10%, 02/16/27	3,360	3,330
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	5,049
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	453	446
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	2,032	1,995
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	2,063	1,984
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	3,759
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	9,080	8,848
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,698
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (j)	631	598
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.84%, 10/25/26 (j)	388	376
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (j)	5,866	5,222
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,797	2,665
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	5,483
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	1,312	1,268
Series 2017-A-1A, 2.42%, 12/20/34	409	398
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 1.81%, (1 Month USD LIBOR + 0.48%), 10/16/23 (j)	5,650	5,311
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	3,267	3,166
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	3,469	3,347
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (j)	2,860	2,511
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,150	1,124
Series 2012-A-2, 4.00%, 10/29/24	1,024	978
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (j)	1,371	1,282
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (j)	1,298	1,196
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	6,566	6,371
Total Non-U.S. Government Agency Asset-Backed Securities (cost $137,674)		129,992
SENIOR FLOATING RATE INSTRUMENTS 2.4%
Consumer Discretionary 0.8%
Adient US LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/28 (j)	2,688	2,495
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (j)	2,366	2,275
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 08/29/25 (j)	2,797	2,661
PCI Gaming Authority
Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 05/15/26 (j)	2,743	2,619
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (j)	1,309	1,216
		11,266
Industrials 0.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (j)	802	764
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (j)	788	723
Berry Global, Inc.
2021 Term Loan Z, 3.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (j)	4,124	3,976
Cimpress Public Limited Company
USD Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 04/29/28 (j)	1,198	1,107
Genesee & Wyoming Inc.
Term Loan, 3.01%, (3 Month USD LIBOR + 2.00%), 10/29/26 (j)	1,153	1,105
Hertz Corporation, (The)
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 06/11/28 (j)	346	325
2021 Term Loan C, 4.31%, (1 Month USD LIBOR + 3.25%), 06/11/28 (j)	66	62
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 01/21/26 (j)	971	915
		8,977
Consumer Staples 0.3%
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (j)	5,014	4,826
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/15/27 (j)	2,145	1,969
CSC Holdings, LLC
2017 Term Loan B1, 3.57%, (1 Month USD LIBOR + 2.25%), 07/15/25 (j)	711	660
DirecTV Financing, LLC
Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 07/22/27 (j)	1,129	1,036
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 3.56%, (1 Month USD LIBOR + 2.50%), 06/13/26 (j)	1,016	1,000
		4,665
Materials 0.2%
Sylvamo Corporation
Term Loan B, 5.56%, (1 Month USD LIBOR + 4.50%), 08/18/28 (j)	2,344	2,212
Information Technology 0.2%
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	2,353	2,205
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.38%, (SOFR + 4.25%), 09/22/24 (j)	17	16
2017 Term Loan, 5.95%, (SOFR + 4.25%), 09/22/24 (j)	712	678
		694
Total Senior Floating Rate Instruments (cost $36,624)		34,845
COMMON STOCKS 0.0%
Financials 0.0%
Nordic Aviation Capital Designated Activity Company (i) (l)	28	663
Total Common Stocks (cost $704)		663
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.2%
JNL Government Money Market Fund, 1.02% (m) (n)	46,868	46,868
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 1.41% (m) (n)	6,779	6,779
Total Short Term Investments (cost $53,647)		53,647
Total Investments 101.9% (cost $1,666,299)		1,508,587
Other Derivative Instruments 0.0%		214
Other Assets and Liabilities, Net (1.9)%		(28,728)
Total Net Assets 100.0%		1,480,073

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $17,096.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $185,422 and 12.5% of the Fund.

(d) Convertible security.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) All or a portion of the security was on loan as of June 30, 2022.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(l) Non-income producing security.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,155	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	266	October 2022	56,047	150	(183)
United States Long Bond	496	September 2022	69,544	978	(786)
United States Ultra Bond	240	September 2022	37,761	563	(718)
				1,691	(1,687)
Short Contracts
United States 10 Year Ultra Bond	(1,043)	September 2022	(134,756)	(1,385)	1,903
United States 5 Year Note	(130)	October 2022	(14,534)	(92)	(58)
				(1,477)	1,845

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	655,570	—	655,570
Corporate Bonds And Notes	—	631,366	2,504	633,870
Non-U.S. Government Agency Asset-Backed Securities	—	129,992	—	129,992
Senior Floating Rate Instruments	—	34,845	—	34,845
Common Stocks	—	—	663	663
Short Term Investments	53,647	—	—	53,647
	53,647	1,451,773	3,167	1,508,587
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,903	—	—	1,903
	1,903	—	—	1,903
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,745)	—	—	(1,745)
	(1,745)	—	—	(1,745)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 16.6%
AAR Corp. (a)	9	371
ABM Industries Incorporated	16	680
ACCO Brands Corporation	7	49
Acuity Brands, Inc.	6	946
Aerojet Rocketdyne Holdings, Inc. (a)	13	537
Air Lease Corporation - Class A	22	719
Allegiant Travel Company (a)	2	247
Allison Systems, Inc.	31	1,193
Altra Industrial Motion Corp.	8	272
AMERCO	1	425
American Woodmark Corporation (a)	3	156
AO Smith Corp.	15	803
APi Group Corporation (a)	13	194
Apogee Enterprises, Inc.	5	205
Applied Industrial Technologies, Inc.	4	419
Arcbest Corporation	6	389
Arcosa, Inc.	7	314
Armstrong World Industries, Inc.	4	314
ASGN Incorporated (a)	5	494
Astec Industries, Inc.	4	152
Atlas Air Worldwide Holdings, Inc. (a)	7	406
Avis Budget Group, Inc. (a)	6	906
Barnes Group Inc.	6	181
Beacon Roofing Supply, Inc. (a)	10	512
Boise Cascade Company	9	546
Brady Corp. - Class A	6	291
BrightView Holdings, Inc. (a)	8	100
Builders FirstSource, Inc. (a)	10	540
BWXT Government Group, Inc.	10	559
Clarivate PLC (a)	19	262
Clean Harbors Inc. (a)	6	484
Comfort Systems USA Inc.	4	373
Copart Inc. (a)	6	681
Core & Main, Inc. - Class A (a)	2	53
Cornerstone Building Brands, Inc. (a)	5	110
CoStar Group, Inc. (a)	11	662
Crane Holdings, Co.	6	538
Curtiss-Wright Corp.	6	759
Deluxe Corp.	7	148
Donaldson Co. Inc.	14	650
Dun & Bradstreet Holdings, Inc. (a)	8	126
Dycom Industries, Inc. (a)	7	606
EMCOR Group, Inc.	9	927
Encore Wire Corp.	3	310
EnerSys	8	471
Equifax Inc.	5	887
ESAB Corporation	4	176
Flowserve Corporation	26	744
Forward Air Corp.	4	358
Franklin Electric Co. Inc.	3	251
FTI Consulting Inc. (a)	4	750
Gates Industrial Corporation PLC (a)	10	108
GATX Corporation	5	466
Generac Holdings Inc. (a)	2	326
GMS Inc. (a)	6	289
Graco Inc.	10	617
GrafTech International Ltd.	27	191
Granite Construction Incorporated	11	325
Greenbrier Cos. Inc.	11	412
GXO Logistics Inc. (a)	8	348
Hawaiian Holdings, Inc. (a)	26	371
HEICO Corp.	4	471
Herc Holdings Inc.	2	199
Herman Miller Inc.	14	370
Hertz Global Holdings, Inc. (a)	18	277
Hexcel Corp.	16	849
Hillenbrand Inc.	8	345
HNI Corp.	6	225
HUB Group Inc. - Class A (a)	6	429
Hubbell Inc.	6	1,119
Hyster-Yale Materials Handling Inc. - Class A	1	25
IDEX Corporation	5	938
Ingersoll Rand Inc.	15	650
Insperity, Inc.	3	289
ITT Industries Holdings, Inc.	10	640
JELD-WEN Holding, Inc. (a)	15	221
Kaman Corp.	5	159
KAR Auction Services, Inc. (a)	36	536
Kelly Services Inc. - Class A	2	33
Kennametal Inc.	17	384
Kirby Corp. (a)	12	731
Knight-Swift Transportation Holdings Inc. - Class A	26	1,187
Korn Ferry	7	423
Landstar System Inc.	5	762
Lennox International Inc.	3	629
Lincoln Electric Holdings Inc.	7	832
Macquarie Infrastructure Corporation	4	15
Masonite International Corporation (a)	5	355
MasTec Inc. (a)	9	644
Matson Intermodal - Paragon, Inc.	5	342
Matthews International Corp. - Class A	3	100
Maxar Technologies Inc.	11	296
Meritor, Inc. (a)	15	532
Middleby Corp. (a)	4	520
Moog Inc. - Class A	4	299
MSA Safety Inc.	2	292
MSC Industrial Direct Co. - Class A	10	738
Mueller Industries Inc.	9	462
Nordson Corp.	3	617
Now, Inc. (a)	36	354
Nvent Electric Public Limited Company	26	823
Old Dominion Freight Line Inc.	2	568
Oshkosh Corp.	13	1,088
Parsons Corporation (a)	5	209
Pentair Public Limited Company	20	909
Pitney Bowes Inc.	65	235
Primoris Services Corporation	13	289
Regal-Beloit Corp.	8	859
Resideo Technologies, Inc. (a)	24	468
Rollins Inc.	9	329
Rush Enterprises Inc. - Class A	8	368
Ryder System, Inc.	18	1,249
Saia, Inc. (a)	1	253
Schneider National, Inc. - Class B	14	312
Sensata Technologies Holding PLC	19	784
Simpson Manufacturing Co. Inc.	4	415
SkyWest Inc. (a)	13	278
Spirit Airlines, Inc. (a)	29	691
Steelcase Inc. - Class A	23	244
Stericycle Inc. (a)	10	450
SunRun Inc. (a)	11	267
Teledyne Technologies Inc. (a)	3	1,026
Terex Corp.	13	355
Tetra Tech, Inc.	4	525
Textainer Group Holdings Limited	7	180
Timken Co.	12	625
Toro Co.	8	641
TransUnion	7	538
TriNet Group Inc. (a)	3	201
Trinity Industries Inc.	21	505
TrueBlue, Inc. (a)	3	63
Tutor Perini Corp. (a)	6	48
UFP Industries, Inc.	9	642
UniFirst Corp.	2	342
Univar Solutions Inc. (a)	27	662
Valmont Industries Inc.	3	569
Verisk Analytics, Inc.	6	1,003
Veritiv Corp. (a)	1	153
Wabash National Corp.	6	82
Watsco Inc.	4	862
Watts Water Technologies Inc. - Class A	2	276
Werner Enterprises Inc.	14	552
WESCO International, Inc. (a)	10	1,104
Woodward Governor Co.	7	614
XPO Logistics, Inc. (a)	9	422
Xylem Inc.	13	999

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Zurn Water Solutions Corporation	3	79
		69,144
Financials 13.7%
Affiliated Managers Group, Inc.	7	834
American Equity Investment Life Holding Company	15	551
Ameris Bancorp	7	276
Ares Management Corporation - Class A	3	144
Artisan Partners Asset Management Inc. - Class A	7	265
Associated Banc-Corp	32	577
Assurant, Inc.	7	1,238
Atlantic Union Bank	10	323
Bank of Hawaii Corporation	6	420
Bank OZK	16	609
BankUnited, Inc.	18	633
Banner Corporation	6	318
BGC Partners, Inc. - Class A	57	192
Blackstone Mortgage Trust, Inc. - Class A	23	641
BOK Financial Corporation	4	303
Brighthouse Financial, Inc. (a)	20	833
Brightsphere Investment Group Inc.	10	177
BrightSpire Capital, Inc - Class A	15	111
Brown & Brown Inc.	14	802
Cadence Bank	23	548
Cannae Holdings, Inc. (a)	3	66
Capitol Federal Financial	17	156
Cathay General Bancorp	10	395
CNO Financial Group, Inc.	30	540
Cohen & Steers, Inc.	2	121
Coinbase Global, Inc. - Class A (a) (b)	1	39
Columbia Banking System Inc.	13	367
Commerce Bancshares Inc.	9	582
Community Bank System Inc.	5	332
Credit Acceptance Corp. (a) (b)	1	344
Cullen/Frost Bankers Inc.	6	696
CVB Financial Corp.	17	415
East West Bancorp, Inc.	13	847
Eastern Bankshares, Inc.	8	139
Erie Indemnity Company - Class A	2	386
Essent Group Ltd.	12	469
Evercore Inc. - Class A	6	571
FactSet Research Systems Inc.	1	490
Federated Investors, Inc. - Class B	18	586
First American Financial Corporation	21	1,100
First Citizens BancShares, Inc. - Class A	1	460
First Financial Bancorp.	12	226
First Hawaiian, Inc.	21	477
First Horizon National Corporation	62	1,365
First Interstate BancSystem, Inc. - Class A	13	504
First Republic Bank	8	1,201
FirstCash Holdings, Inc.	9	603
Flagstar Bancorp, Inc.	10	355
FNB Corp.	70	756
Fulton Financial Corp.	30	432
Glacier Bancorp, Inc.	9	410
Hancock Whitney Co.	12	548
Hanover Insurance Group Inc.	6	805
Hilltop Holdings Inc.	11	297
Home BancShares, Inc.	21	440
Hope Bancorp, Inc.	24	337
Horace Mann Educators Corp.	7	269
Houlihan Lokey Inc. - Class A	3	251
Independence Holdings, LLC	21	771
Independent Bank Group, Inc.	4	253
Interactive Brokers Group, Inc. - Class A	2	86
International Bancshares Corporation	7	285
Invesco Mortgage Capital Inc. (b)	9	135
Jackson Financial Inc. - Class A (c)	9	242
Janus Henderson Group PLC	32	747
Kemper Corp.	10	492
Ladder Capital Corp - Class A	21	227
LPL Financial Holdings Inc.	7	1,200
MarketAxess Holdings Inc.	1	252
Mercury General Corp.	6	277
MFA Financial, Inc.	30	318
MGIC Investment Corp.	61	766
Moelis & Company LLC - Class A	6	241
Morningstar Inc.	1	240
Mr. Cooper Group Inc. (a)	3	109
MSCI Inc. - Class A	2	741
Nelnet, Inc. - Class A	2	180
New York Community Bancorp Inc. - Series A	117	1,071
Old National Bancorp	49	731
Pacific Premier Bancorp, Inc.	5	139
PacWest Bancorp	24	629
PennyMac Financial Services, Inc.	5	215
Pinnacle Financial Partners, Inc.	6	465
Primerica, Inc.	5	559
ProAssurance Corporation	7	169
Prosperity Bancshares Inc.	13	859
Radian Group Inc.	35	679
Renasant Corporation	8	242
RLI Corp.	3	372
Rocket Companies, Inc. - Class A	8	59
SEI Investments Co.	17	906
Selective Insurance Group Inc.	6	553
Signature Bank	3	575
Simmons First National Corp. - Class A	16	341
SLM Corporation	41	646
South State Corp.	7	535
Stewart Information Services Corp.	5	260
Stifel Financial Corp.	9	497
SVB Financial Group (a)	2	777
Synovus Financial Corp.	20	712
Texas Capital Bancshares, Inc. (a)	7	357
TFS Financial Corporation	4	55
The Carlyle Group, Inc.	6	179
The PRA Group, Inc. (a)	6	219
Tradeweb Markets Inc. - Class A	3	210
Trustmark Corp.	9	258
Two Harbors Investment Corp.	107	533
Ubiquiti Inc.	—	59
UMB Financial Corp.	4	387
Umpqua Holdings Corp.	38	632
United Bankshares Inc.	18	614
United Community Banks, Inc.	9	282
Valley National Bancorp	56	584
Virtu Financial Inc. - Class A	8	196
Voya Financial, Inc.	20	1,205
Walker & Dunlop, Inc.	3	276
Washington Federal Inc.	15	438
Webster Financial Corp.	20	824
WesBanco Inc.	8	267
Western Alliance Bancorp	5	360
White Mountains Insurance Group Ltd	1	631
Wintrust Financial Corporation	7	544
		56,835
Information Technology 12.5%
ACI Worldwide, Inc. (a)	14	357
Advanced Energy Industries, Inc.	4	275
Amkor Technology, Inc.	15	262
ANSYS, Inc. (a)	4	841
Arista Networks, Inc. (a)	7	663
Autodesk, Inc. (a)	5	906
Avaya Holdings Corp. (a)	26	59
Belden Inc.	8	406
Benchmark Electronics, Inc.	6	137
Bentley Systems, Incorporated - Class B	5	167
Black Knight, Inc. (a)	7	465
Booz Allen Hamilton Holding Corporation - Class A	13	1,135
Broadridge Financial Solutions, Inc.	8	1,171
Brooks Automation Inc.	3	251
CACI International Inc. - Class A (a)	3	905
CDK Global, Inc.	22	1,200
Ciena Corp. (a)	18	845
Cirrus Logic Inc. (a)	11	824
CMC Materials, Inc	2	390
Cognex Corp.	9	364
Coherent Inc. (a)	2	537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CommScope Holding Company, Inc. (a)	77	472
Concentrix Corporation	3	441
Conduent Inc. (a)	51	219
Consensus Cloud Solutions, Inc. (a)	1	30
CSG Systems International, Inc.	5	287
Diodes Inc. (a)	4	290
Dolby Laboratories, Inc. - Class A	7	511
Dropbox, Inc. - Class A (a)	21	444
EchoStar Corp. - Class A (a)	12	231
Emersub CX, Inc. (a)	3	595
Entegris, Inc.	4	394
EPAM Systems, Inc. (a)	1	342
Euronet Worldwide Inc. (a)	5	455
Fair Isaac Corporation (a)	1	538
First Solar, Inc. (a)	12	798
FleetCor Technologies Inc. (a)	3	683
Fortinet, Inc. (a)	12	677
Gartner Inc. (a)	2	492
Genpact Limited	20	848
GoDaddy Inc. - Class A (a)	9	599
Guidewire Software, Inc. (a)	4	255
II-VI Incorporated (a)	7	349
Infinera Corporation (a)	34	182
Informatica Inc. - Class A (a)	2	33
Insight Enterprises, Inc. (a)	7	567
InterDigital Communications, Inc.	5	302
IPG Photonics Corporation (a)	4	343
Itron Inc. (a)	7	344
J2 Cloud Services, LLC (a)	5	354
Jack Henry & Associates Inc.	5	968
KBR, Inc.	17	803
Keysight Technologies, Inc. (a)	8	1,058
Knowles Corporation (a)	18	316
Littelfuse Inc.	2	500
Liveramp, Inc. (a)	11	295
Lumentum Holdings Inc. (a)	5	425
Mandiant, Inc. (a)	15	329
Manhattan Associates Inc. (a)	3	314
Mantech International Corp. - Class A	4	416
MAXIMUS Inc.	10	642
Methode Electronics Inc.	6	223
MKS Instruments, Inc.	6	573
Monolithic Power Systems Inc.	1	278
National Instruments Corp.	18	557
NCR Corporation (a)	28	862
NETGEAR, Inc. (a)	5	85
NetScout Systems, Inc. (a)	13	428
OSI Systems Inc. (a)	3	273
Palantir Technologies Inc. - Class A (a)	15	137
Palo Alto Networks, Inc. (a)	2	888
Paysafe Limited (a) (b)	26	50
PC Connection, Inc.	2	71
Pegasystems Inc.	2	115
Plantronics Inc. (a)	6	250
Plexus Corp. (a)	4	307
Power Integrations Inc.	3	259
Progress Software Corp.	7	296
PTC Inc. (a)	4	405
Pure Storage, Inc. - Class A (a)	16	403
Rackspace Technology, Inc. (a) (b)	5	38
RingCentral, Inc. - Class A (a)	2	104
Sabre Corporation (a)	99	579
Sanmina Corp. (a)	12	472
Science Applications International Corp.	10	920
Semtech Corp. (a)	5	255
ServiceNow, Inc. (a)	1	654
Silicon Laboratories Inc. (a)	3	395
Snowflake Inc. - Class A (a)	1	144
SolarWinds Corporation	3	35
Splunk Inc. (a)	5	485
Square, Inc. - Class A (a)	5	333
SS&C Technologies Holdings, Inc.	16	956
Stratasys, Inc. (a)	11	201
Super Micro Computer, Inc. (a)	8	311
Synaptics Incorporated (a)	4	427
SYNNEX Corporation	6	562
Teradata Corporation (a)	19	702
Teradyne Inc.	11	1,027
Trimble Inc. (a)	17	1,011
TTM Technologies, Inc. (a)	30	371
Twilio Inc. - Class A (a)	4	339
Tyler Technologies Inc. (a)	1	302
Unity Software Inc. (a)	2	82
Upstate Property Rentals, LLC (a)	6	141
VeriSign, Inc. (a)	4	622
ViaSat, Inc. (a)	12	359
Viavi Solutions Inc. (a)	22	290
Vishay Intertechnology Inc.	29	515
Vontier Corporation	9	216
Wex, Inc. (a)	3	401
Wolfspeed, Inc. (a)	7	414
Workday, Inc. - Class A (a)	4	581
Xperi Holding Corporation	15	212
Zebra Technologies Corp. - Class A (a)	2	646
Zoom Video Communications, Inc. - Class A (a)	2	167
		52,030
Consumer Discretionary 12.3%
Abercrombie & Fitch Co. - Class A (a)	17	286
Academy Sports & Outdoors, Inc.	9	309
Acushnet Holdings Corp.	4	157
Adtalem Global Education Inc. (a)	12	426
Airbnb, Inc. - Class A (a)	2	166
American Axle & Manufacturing Holdings, Inc. (a)	47	354
American Eagle Outfitters, Inc.	41	462
Asbury Automotive Group, Inc. (a)	4	598
AutoZone, Inc. (a)	1	1,231
Big Lots, Inc. (b)	23	489
Bloomin' Brands, Inc.	21	355
Boyd Gaming Corporation	6	292
Bright Horizons Family Solutions Inc. (a)	3	290
Brinker International Inc. (a)	7	156
Brunswick Corp.	12	808
Buckle Inc.	6	167
Burlington Stores Inc. (a)	3	403
Caesars Entertainment, Inc. (a)	4	159
Caleres Inc.	6	149
Callaway Golf Co. (a)	11	215
Carter's Inc.	10	685
Century Communities Inc.	3	117
Cheesecake Factory Inc.	11	295
Childrens Place Retail Stores Inc. (a)	2	67
Churchill Downs Inc.	2	468
Columbia Sportswear Co.	5	366
Cracker Barrel Old Country Store, Inc.	6	465
Dana Holding Corp.	35	490
Dave & Buster's Entertainment Inc. (a)	8	260
Deckers Outdoor Corp. (a)	2	589
Designer Brands Inc. - Class A	36	474
Dillard's Inc. - Class A (b)	1	271
Domino's Pizza, Inc.	3	1,210
Doordash, Inc. - Class A (a)	3	166
Dorman Products Inc. (a)	3	339
Draftkings Inc. - Class A (a)	3	33
ETSY, Inc. (a)	2	142
Five Below, Inc. (a)	2	196
Fossil Group, Inc. (a)	9	46
GameStop Corp. - Class A (a) (b)	6	718
Genesco Inc. (a)	2	121
Gentex Corp.	39	1,098
Gentherm Incorporated (a)	4	262
G-III Apparel Group, Ltd. (a)	13	257
Gopro Inc. - Class A (a)	24	135
Graham Holdings Co. - Class B	1	383
Grand Canyon Education, Inc. (a)	5	503
Group 1 Automotive Inc.	5	867
Groupon, Inc. (a) (b)	7	84
Guess Inc.	15	263
H & R Block, Inc.	26	920
Hanesbrands Inc.	82	844
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Harley-Davidson, Inc.	32	1,021
Helen of Troy Ltd (a)	3	408
Hilton Grand Vacations Inc. (a)	8	271
International Game Technology PLC	23	428
iRobot Corp. (a)	6	212
Jack in the Box Inc.	6	334
KB Home	19	535
Kontoor Brands, Inc.	7	223
Laureate Education Inc. - Class A	26	303
La-Z-Boy Inc.	12	292
LCI Industries	4	445
Leggett & Platt Inc.	26	905
Levi Strauss & Co. - Class A	6	93
LGI Homes, Inc. (a)	1	118
Life Time Group Holdings, Inc. (a)	1	9
Lithia Motors Inc. - Class A	3	886
M/I Homes, Inc. (a)	7	282
Marriott Vacations Worldwide Corporation	6	689
Mattel, Inc. (a)	41	909
MDC Holdings Inc.	12	400
Meritage Homes Corporation (a)	8	552
Murphy USA Inc.	7	1,630
Norwegian Cruise Line Holdings Ltd. (a)	27	303
Office Depot, Inc. (a)	14	417
Ollie's Bargain Outlet Holdings Inc. (a)	6	345
Penn National Gaming Inc. (a)	11	336
Petco Health And Wellness Company, Inc. - Class A (a)	3	52
Polaris Industries Inc.	10	1,031
Pool Corporation	1	444
PROG Holdings, Inc. (a)	22	366
Red Rock Resorts, Inc. - Class A	4	128
Sally Beauty Holdings, Inc. (a)	28	328
Scientific Games Corporation (a)	7	315
Seaworld Entertainment, Inc. (a)	2	81
Service Corp. International	11	779
Signet Jewelers Limited	11	568
Six Flags Operations Inc.	18	396
Skechers U.S.A. Inc. - Class A (a)	19	672
Sleep Number Corporation (a)	6	182
Sonic Automotive, Inc. - Class A	8	292
Steven Madden Ltd.	12	389
Strategic Education, Inc.	2	172
Taylor Morrison Home II Corporation - Class A (a)	29	666
Tempur Sealy International, Inc.	13	283
Terminix Global Holdings, Inc. (a)	11	467
Texas Roadhouse Inc. - Class A	7	513
The Wendy's Company	31	579
Thor Industries Inc.	13	998
Toll Brothers Inc.	12	526
TopBuild Corp. (a)	2	409
Travel + Leisure Co.	16	638
TRI Pointe Homes, Inc. (a)	36	615
Tupperware Brands Corp. (a)	16	104
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	1,265
Under Armour Inc. - Class A (a)	38	317
Urban Outfitters Inc. (a)	21	389
Vail Resorts, Inc.	3	632
Victoria's Secret & Co. (a)	4	119
Vista Outdoor Inc. (a)	8	214
Visteon Corporation (a)	10	993
Williams-Sonoma Inc.	7	805
Winnebago Industries Inc.	5	241
Wolverine World Wide, Inc.	18	368
Wyndham Hotels & Resorts, Inc.	7	456
Wynn Resorts, Limited (a)	11	653
		51,397
Real Estate 12.0%
Acadia Realty Trust	16	242
Agree Realty Corporation	2	158
Alexander & Baldwin, LLC	10	179
American Campus Communities, Inc.	17	1,107
American Homes 4 Rent - Class A	17	599
Americold Realty Trust	17	521
Apartment Income REIT Corp.	20	826
Apollo Commercial Real Estate Finance, Inc. (c)	31	324
Apple Hospitality REIT, Inc.	56	826
Brandywine Realty Trust	41	397
Brixmor Property Group Inc.	45	911
Camden Property Trust	7	925
CBL & Associates Properties, Inc. (a)	2	36
Chimera Investment Corporation	67	588
CoreCivic, Inc. (a)	33	365
Corporate Office Properties Trust	18	471
Cousins Properties Incorporated	19	556
CubeSmart	12	518
Cushman & Wakefield PLC (a)	13	195
DiamondRock Hospitality Co. (a)	55	448
DigitalBridge Group, Inc. - Class A (a)	111	540
Diversified Healthcare Trust	15	28
Douglas Elliman Inc.	8	38
Douglas Emmett, Inc.	21	473
Duke Realty Corp.	21	1,174
EastGroup Properties Inc.	2	282
Empire State Realty Trust Inc. - Class A	38	269
EPR Properties	13	630
Equity Commonwealth (a)	19	516
Equity Lifestyle Properties, Inc.	7	519
Extra Space Storage Inc.	6	964
Federal Realty Investment Trust	7	679
First Industrial Realty Trust, Inc.	8	357
Gaming and Leisure Properties, Inc.	19	877
Global Net Lease Inc.	21	295
Healthcare Realty Trust Inc.	17	454
Healthcare Trust of America, Inc. - Class A	25	696
Highwoods Properties Inc.	17	570
Hudson Pacific Properties Inc.	28	418
InvenTrust Properties Corp.	6	142
Invitation Homes Inc.	37	1,301
JBG Smith Properties	21	487
Kennedy-Wilson Holdings Inc.	14	260
Kilroy Realty Corporation	14	727
Kimco Realty Corporation	62	1,224
Kite Realty Naperville, LLC	31	541
Lamar Advertising Co. - Class A	8	675
Lexington Realty Trust	32	345
Life Storage Inc.	5	545
Macerich Co.	56	491
Mack-Cali Realty Corporation (a)	18	234
Medical Properties Trust, Inc.	59	899
National Health Investors, Inc.	6	352
National Retail Properties, Inc.	18	765
New York Mortgage Trust Inc.	88	243
Office Properties Income Trust	9	178
Omega Healthcare Investors, Inc.	34	970
OUTFRONT Media Inc.	26	442
Paramount Group, Inc.	61	443
Pebblebrook Hotel Trust	31	512
PennyMac Mortgage Investment Trust	27	368
Phillips Edison & Company, Inc.	6	193
Physicians Realty Trust	27	479
Piedmont Office Realty Trust Inc. - Class A	24	309
PotlatchDeltic Corp.	7	316
PS Business Parks, Inc.	2	283
Rayonier Inc.	14	542
Realogy Holdings Corp. (a)	48	473
Redwood Trust Inc.	30	228
Regency Centers Corp.	18	1,090
Retail Opportunity Investments Corp.	16	260
Rexford Industrial Realty, Inc.	6	318
RLJ III-EM Columbus Lessee, LLC	42	462
Ryman Hospitality Properties, Inc. (a)	5	368
Sabra Health Care REIT, Inc.	47	660
SBA Communications Corporation	1	393
Service Properties Trust	42	221
SITE Centers Corp.	32	431
SL Green Realty Corp.	18	811
Spirit Realty Capital, Inc.	15	551
STAG Industrial, Inc.	11	354
Starwood Property Trust, Inc.	48	1,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
STORE Capital Corp.	23	598
Sun Communities Inc.	6	887
Sunstone Hotel Investors Inc. (a)	59	582
Tanger Factory Outlet Centers Inc.	21	295
The GEO Group, Inc. (a) (b)	43	282
The Howard Hughes Corporation (a)	4	267
UDR, Inc.	20	933
Uniti Group Inc.	48	454
Urban Edge Properties	18	278
VICI Properties Inc.	54	1,596
W.P. Carey Inc.	17	1,444
Washington REIT	15	325
Xenia Hotels & Resorts Inc. (a)	18	259
		50,062
Health Care 8.6%
2Seventy Bio, Inc. (a)	1	16
ABIOMED, Inc. (a)	1	297
Acadia Healthcare Company, Inc. (a)	9	626
Align Technology, Inc. (a)	2	456
Allscripts Healthcare Solutions, Inc. (a)	29	424
Alnylam Pharmaceuticals, Inc. (a)	3	443
Amedisys, Inc. (a)	2	235
AMN Healthcare Services, Inc. (a)	4	425
Avantor, Inc. (a)	10	326
BioMarin Pharmaceutical Inc. (a)	12	1,032
Bio-Rad Laboratories, Inc. - Class A (a)	1	703
Bio-Techne Corporation	1	323
Bluebird Bio, Inc. (a)	13	54
Brookdale Senior Living Inc. (a)	54	245
Bruker Corp.	6	402
Catalent Inc. (a)	5	506
Change Healthcare Inc. (a)	27	630
Charles River Laboratories International Inc. (a)	2	329
Chemed Corporation	1	578
Community Health Systems Inc. (a)	31	115
Cooper Cos. Inc.	3	802
Coronado Topco, Inc. (a)	1	136
Covetrus, Inc. (a)	24	490
DexCom Inc. (a)	4	282
Elanco Animal Health (a)	43	845
Emergent BioSolutions Inc. (a)	9	273
Encompass Health Corporation	12	684
Enovis Corporation (a)	5	281
Envista Holdings Corporation (a)	24	943
Exact Sciences Corporation (a)	5	200
Exelixis, Inc. (a)	25	528
Globus Medical Inc. - Class A (a)	4	238
Haemonetics Corp. (a)	6	404
Healthcare Services Group Inc.	23	398
Hologic Inc. (a)	17	1,196
Horizon Therapeutics Public Limited Company (a)	5	430
ICU Medical, Inc. (a)	2	287
IDEXX Laboratories, Inc. (a)	1	398
Incyte Corporation (a)	16	1,243
Integer Holdings Corporation (a)	4	259
Integra LifeSciences Holdings Corp. (a)	5	265
Ionis Pharmaceuticals Inc. (a)	13	469
LHC Group, Inc. (a)	3	396
LivaNova PLC (a)	4	276
Masimo Corp. (a)	2	258
Mednax, Inc. (a)	17	357
Mettler-Toledo International Inc. (a)	1	1,090
Moderna, Inc. (a)	2	345
Molina Healthcare, Inc. (a)	5	1,422
Multiplan Corporation - Class A (a) (b)	29	161
Myriad Genetics, Inc. (a)	12	227
Nektar Therapeutics (a)	46	176
NuVasive Inc. (a)	6	279
OPKO Health, Inc. (a)	63	161
Owens & Minor Inc.	17	550
Patterson Cos. Inc.	23	698
PerkinElmer Inc.	6	802
Premier Healthcare Solutions, Inc. - Class A	15	524
ResMed Inc.	5	1,033
Roivant Sciences Ltd. (a)	8	31
Royalty Pharma PLC - Class A	9	367
Sage Therapeutics Inc. (a)	5	148
Sarepta Therapeutics, Inc. (a)	4	317
Seagen Inc. (a)	4	686
Select Medical Holdings Corporation	14	324
Steris Limited	5	1,121
Syneos Health, Inc. - Class A (a)	8	555
Teladoc Health, Inc. (a)	13	433
Teleflex Incorporated	3	674
Tenet Healthcare Corporation (a)	11	586
United Therapeutics Corporation (a)	7	1,657
Veeva Systems Inc. - Class A (a)	2	374
West Pharmaceutical Services Inc.	2	539
		35,783
Materials 6.8%
Albemarle Corporation	6	1,315
Allegheny Technologies Incorporated (a)	22	506
AptarGroup, Inc.	7	677
Arconic Corporation (a)	26	723
ARD Holdings S.A. - Class A (d)	—	9
Ashland Global Holdings Inc.	10	994
Avery Dennison Corporation	7	1,165
Avient Corporation	12	470
Axalta Coating Systems Ltd. (a)	24	541
Ball Corporation	18	1,211
Berry Global Group, Inc. (a)	14	770
Cabot Corp.	10	609
Carpenter Technology Corp.	12	333
Cleveland-Cliffs Inc. (a)	9	140
Commercial Metals Co.	24	811
Compass Minerals International, Inc.	6	222
Crown Holdings Inc.	8	770
Eagle Materials Inc.	4	484
Element Solutions, Inc.	19	333
FMC Corporation	10	1,076
Graphic Packaging Holding Company	56	1,140
Greif Inc. - Class A	6	357
H.B. Fuller Company	7	438
Hecla Mining Co.	51	201
Huntsman Corp.	40	1,133
Innospec Inc.	4	339
Kaiser Aluminum Corporation	4	286
Louisiana-Pacific Corp.	10	545
Minerals Technologies Inc.	4	264
NewMarket Corp.	1	358
O-I Glass, Inc. (a)	39	546
Olin Corporation	18	832
PQ Group Holdings Inc.	8	83
Quaker Chemical Corp.	1	161
Reynolds Consumer Products LLC	2	55
Reynolds Group Holdings Limited	2	17
Royal Gold Inc.	4	425
RPM International Inc.	13	1,053
Schnitzer Steel Industries Inc. - Class A	7	241
Schweitzer-Mauduit International Inc.	5	118
Scotts Miracle-Gro Co.	5	387
Sealed Air Corporation	22	1,288
Sensient Technologies Corporation	5	424
Silgan Holdings Inc.	11	474
Sonoco Products Co.	16	913
Stepan Co.	2	236
Summit Materials, Inc. - Class A (a)	12	280
Sylvamo Corporation	7	225
The Chemours Company	30	949
Trinseo Public Limited Company	10	383
Warrior Met Coal, Inc.	26	793
Worthington Industries Inc.	8	350
		28,453
Energy 5.9%
Antero Midstream Corporation	27	243
Antero Resources Corporation (a)	59	1,806
Apa Corp.	17	605
Arch Resources, Inc. - Class A	2	272

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Archrock, Inc.	28	228
Callon Petroleum Company (a)	5	203
Centennial Resource Development, LLC - Class A (a)	45	269
ChampionX Corporation	15	290
Cheniere Energy, Inc.	7	883
CNX Resources Corporation (a)	49	814
Coterra Energy Inc	69	1,779
CVR Energy, Inc.	14	469
Delek US Holdings, Inc. (a)	34	878
Devon Energy Corporation	36	1,968
Diamondback Energy, Inc.	4	512
Dril-Quip Inc. (a)	8	218
DT Midstream, Inc.	4	212
EQT Corporation	52	1,791
Equitrans Midstream Corp.	80	511
Green Plains Renewable Energy Inc. (a)	11	305
Helmerich & Payne Inc.	35	1,489
Kosmos Energy Ltd. (a)	83	515
Magnolia Oil & Gas Corp. - Class A	6	131
Matador Resources Co.	7	330
Murphy Oil Corporation	45	1,367
Nabors Industries Ltd (a)	2	235
Oasis Petroleum Inc.	4	472
Oceaneering International, Inc. (a)	28	304
Ovintiv Canada ULC	13	586
Patterson-UTI Energy Inc.	61	961
PDC Energy, Inc.	9	558
Peabody Energy Corp. (a)	19	415
Range Resources Corporation (a)	21	519
RPC Inc. (a)	8	55
SM Energy Company	20	669
Southwestern Energy Co. (a)	51	316
TechnipFMC PLC	79	529
Valaris Limited (a)	4	186
Weatherford International Public Limited Company (a)	3	67
Whiting Petroleum Corporation	8	544
		24,504
Consumer Staples 4.4%
B&G Foods, Inc.	15	366
Bellring Intermediate Holdings, Inc. (a)	8	193
Boston Beer Co. Inc. - Class A (a)	1	219
Brown-Forman Corp. - Class B	16	1,142
Cal-Maine Foods Inc.	8	380
Casey's General Stores Inc.	6	1,153
Central Garden & Pet Co. - Class A (a)	7	278
Coty Inc. - Class A (a)	31	249
Darling Ingredients Inc. (a)	11	667
Del Monte Fresh Produce Company	5	142
Edgewell Personal Care Colombia S A S	15	506
Flowers Foods Inc.	31	824
Hain Celestial Group Inc. (a)	13	308
Herbalife Nutrition Ltd. (a)	9	190
Ingles Markets Inc. - Class A	3	269
J&J Snack Foods Corp.	2	239
Lamb Weston Holdings Inc.	9	621
Lancaster Colony Corp.	2	288
McCormick & Company, Incorporated	16	1,361
National Beverage Corp.	2	114
Nomad Foods Limited (a)	21	414
Nu Skin Enterprises, Inc. - Class A	15	649
Performance Food Group, Inc. (a)	29	1,337
Post Holdings, Inc. (a)	8	691
PriceSmart Inc.	3	247
Rite Aid Corporation (a) (b)	28	191
Sanderson Farms Inc.	5	1,008
Seaboard Corp.	—	120
SpartanNash Co.	4	135
Spectrum Brands Legacy, Inc.	7	585
Sprouts Farmers Market, Inc. (a)	35	884
The Andersons, Inc.	7	218
Treehouse Foods, Inc. (a)	17	716
United Natural Foods Inc. (a)	20	779
Universal Corp.	4	244
USANA Health Sciences, Inc. (a)	2	166
Vector Group Ltd.	19	203
Weis Markets Inc.	2	174
		18,270
Utilities 3.5%
ALLETE, Inc.	8	489
Atmos Energy Corporation	15	1,686
Avista Corporation	13	553
Black Hills Corporation	10	695
Clearway Energy, Inc. - Class C	10	364
Essential Utilities, Inc.	17	799
Hawaiian Electric Industries Inc.	13	541
IDACORP Inc.	6	688
MDU Resources Group Inc.	33	877
National Fuel Gas Company	11	734
New Jersey Resources Corp.	14	627
NorthWestern Corp.	9	557
OGE Energy Corp.	35	1,342
One Gas, Inc.	8	652
Ormat Technologies Inc.	4	325
PNM Resources, Inc.	12	579
Portland General Electric Co.	17	803
South Jersey Industries Inc.	18	613
Southwest Gas Corp.	11	934
Spire, Inc.	9	694
		14,552
Communication Services 3.2%
Advantage Solutions, Inc. - Class A (a)	4	15
AMC Entertainment Holdings, Inc. - Class A (a) (b)	21	287
AMC Networks, Inc. - Class A (a)	12	337
ANGI Homeservices Inc. - Class A (a)	3	14
Bumble Inc. - Class A (a)	4	102
Cable One, Inc.	—	335
Cinemark Holdings, Inc. (a)	37	558
Clear Channel Outdoor Holdings, Inc. (a)	83	89
Frontier Communications Parent, Inc. (a)	6	152
Gray Television, Inc.	17	280
IAC/Interactive Corp. (a)	3	232
iHeartMedia, Inc. - Class A (a)	17	136
Interpublic Group of Cos. Inc.	44	1,209
John Wiley & Sons Inc. - Class A	7	353
Liberty Broadband Corp. - Series C (a)	7	815
Liberty Latin America Ltd. - Class C (a)	35	272
Liberty Media Corporation - Series C (a)	14	861
Lions Gate Entertainment Corp. - Class A (a)	33	312
Live Nation Entertainment, Inc. (a)	4	298
Lyft, Inc. - Class A (a)	16	215
Madison Square Garden Entertainment Corp. - Class A (a)	5	245
Match Group Holdings II, LLC (a)	7	462
New York Times Co. - Class A	10	274
Nexstar Media Group, Inc. - Class A	4	729
Pinterest, Inc. - Class A (a)	17	309
Roku Inc. - Class A (a)	1	97
Scholastic Corp.	4	137
Sinclair Broadcast Group Inc. - Class A	13	270
Snap Inc. - Class A (a)	17	227
Take-Two Interactive Software Inc. (a)	10	1,187
TEGNA Inc.	33	693
Telephone & Data Systems Inc.	30	469
The Madison Square Garden Company - Class A (a)	1	139
TripAdvisor Inc. (a)	18	319
US Cellular Corp. (a)	5	131
Yelp Inc. (a)	15	418
Zillow Group, Inc. - Class C (a)	12	396
		13,374
Total Common Stocks (cost $415,503)		414,404
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 1.41% (c) (e)	1,784	1,784

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Investment Companies 0.3%
JNL Government Money Market Fund, 1.02% (c) (e)	1,302	1,302
Total Short Term Investments (cost $3,086)		3,086
Total Investments 100.3% (cost $418,589)		417,490
Other Derivative Instruments (0.0)%		(22)
Other Assets and Liabilities, Net (0.3)%		(1,056)
Total Net Assets 100.0%		416,412

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/RAFI Fundamental U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	420	25	37	—	(12)	(72)	324	0.1
Jackson Financial Inc. - Class A	—	326	—	—	—	(84)	242	—
	420	351	37	—	(12)	(156)	566	0.1

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	5	September 2022	427	(1)	—
S&P Midcap 400 Index	10	September 2022	2,284	(21)	(16)
				(22)	(16)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	414,395	—	9	414,404
Short Term Investments	3,086	—	—	3,086
	417,481	—	9	417,490
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16)	—	—	(16)
	(16)	—	—	(16)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Health Care 17.0%
AbbVie Inc.	81	12,415
Align Technology, Inc. (a)	2	389
AmerisourceBergen Corporation	8	1,070
Amgen Inc.	52	12,684
AMN Healthcare Services, Inc. (a)	5	584
Anthem, Inc.	19	9,322
Baxter International Inc.	54	3,496
Becton, Dickinson and Company	19	4,566
Biogen Inc. (a)	10	1,941
BioMarin Pharmaceutical Inc. (a)	9	767
Bio-Rad Laboratories, Inc. - Class A (a)	2	743
Boston Scientific Corporation (a)	53	1,980
Bristol-Myers Squibb Company	208	16,052
Brookdale Senior Living Inc. (a)	57	258
Bruker Corp.	7	443
Cardinal Health, Inc.	86	4,483
Centene Corporation (a)	22	1,883
Chemed Corporation	3	1,610
Cooper Cos. Inc.	3	897
CVS Health Corporation	288	26,730
Danaher Corporation	47	11,786
DaVita Inc. (a)	28	2,262
Dentsply Sirona Inc.	18	645
DexCom Inc. (a)	19	1,448
Edwards Lifesciences Corporation (a)	22	2,120
Eli Lilly & Co.	74	24,090
Encompass Health Corporation	16	875
Envista Holdings Corporation (a)	8	317
Exelixis, Inc. (a)	16	341
Gilead Sciences, Inc.	449	27,740
HCA Healthcare, Inc.	28	4,752
Healthcare Services Group Inc.	35	608
Henry Schein Inc. (a)	13	1,007
Hologic Inc. (a)	28	1,930
Humana Inc.	8	3,734
ICU Medical, Inc. (a)	2	353
IDEXX Laboratories, Inc. (a)	1	313
Incyte Corporation (a)	10	734
Integra LifeSciences Holdings Corp. (a)	7	365
Johnson & Johnson	180	31,889
Laboratory Corporation of America Holdings	3	700
Masimo Corp. (a)	4	523
McKesson Corporation	36	11,736
Mednax, Inc. (a)	22	457
Merck & Co., Inc.	435	39,634
Mettler-Toledo International Inc. (a)	2	2,511
Molina Healthcare, Inc. (a)	9	2,388
Myriad Genetics, Inc. (a)	21	388
Organon & Co.	67	2,254
Owens & Minor Inc.	34	1,066
Patterson Cos. Inc.	26	776
PerkinElmer Inc.	6	909
Pfizer Inc.	689	36,146
Premier Healthcare Solutions, Inc. - Class A	23	809
Quest Diagnostics Incorporated	16	2,064
Regeneron Pharmaceuticals, Inc. (a)	6	3,809
ResMed Inc.	18	3,868
Royalty Pharma PLC - Class A	20	852
Sarepta Therapeutics, Inc. (a)	4	327
Seagen Inc. (a)	7	1,251
Steris Limited	10	2,036
Teleflex Incorporated	3	634
Tenet Healthcare Corporation (a)	65	3,441
Thermo Fisher Scientific Inc.	14	7,740
United Therapeutics Corporation (a)	18	4,295
UnitedHealth Group Incorporated	34	17,388
Universal Health Services Inc. - Class B	3	323
Vertex Pharmaceuticals Incorporated (a)	9	2,619
Viatris Inc.	49	509
Waters Corp. (a)	4	1,259
West Pharmaceutical Services Inc.	2	700
Zoetis Inc. - Class A	8	1,371
		374,405
Consumer Staples 16.6%
Altria Group, Inc.	399	16,686
Archer-Daniels-Midland Company	167	12,922
B&G Foods, Inc.	22	519
Boston Beer Co. Inc. - Class A (a)	1	390
Brown-Forman Corp. - Class B	12	830
Bunge Limited	80	7,270
Cal-Maine Foods Inc.	18	868
Campbell Soup Company	24	1,136
Casey's General Stores Inc.	12	2,133
Central Garden & Pet Co. - Class A (a)	9	366
Church & Dwight Co. Inc.	31	2,891
Colgate-Palmolive Co.	82	6,531
ConAgra Brands Inc.	35	1,182
Constellation Brands, Inc. - Class A	7	1,740
Costco Wholesale Corporation	42	20,193
Darling Ingredients Inc. (a)	11	659
Dollar General Corporation	29	7,071
Edgewell Personal Care Colombia S A S	23	792
Estee Lauder Cos. Inc. - Class A	8	1,952
Flowers Foods Inc.	55	1,441
General Mills, Inc.	77	5,837
Hain Celestial Group Inc. (a)	15	358
Herbalife Nutrition Ltd. (a)	18	359
Hershey Co.	14	3,107
Hormel Foods Corp.	29	1,382
Ingles Markets Inc. - Class A	4	316
Ingredion Inc.	12	1,066
JM Smucker Co.	12	1,494
Kellogg Co.	44	3,167
Keurig Dr Pepper Inc.	44	1,544
Kimberly-Clark Corporation	46	6,249
Kraft Heinz Foods Company	119	4,553
Lamb Weston Holdings Inc.	12	848
Lancaster Colony Corp.	4	463
McCormick & Company, Incorporated	31	2,609
Molson Coors Beverage Company - Class B	45	2,470
Mondelez International, Inc. - Class A	98	6,095
Monster Beverage 1990 Corporation (a)	16	1,500
National Beverage Corp.	5	264
Nomad Foods Limited (a)	25	493
Nu Skin Enterprises, Inc. - Class A	31	1,336
PepsiCo, Inc.	197	32,797
Performance Food Group, Inc. (a)	20	907
Philip Morris International Inc.	236	23,253
Post Holdings, Inc. (a)	16	1,329
PriceSmart Inc.	4	289
Procter & Gamble Co.	244	35,104
Sanderson Farms Inc.	12	2,506
SpartanNash Co.	15	440
Sprouts Farmers Market, Inc. (a)	83	2,096
Sysco Corp.	42	3,553
Target Corporation	157	22,224
The Andersons, Inc.	13	418
The Clorox Company	11	1,577
The Coca-Cola Company	518	32,593
The Kroger Co.	311	14,726
Treehouse Foods, Inc. (a)	15	632
Tyson Foods Inc. - Class A	73	6,286
United Natural Foods Inc. (a)	23	899
Universal Corp.	6	362
US Foods Holding Corp. (a)	25	753
USANA Health Sciences, Inc. (a)	3	238
Vector Group Ltd.	50	520
Walgreens Boots Alliance, Inc.	328	12,427
Walmart Inc.	298	36,231
Weis Markets Inc.	4	277
		365,519
Information Technology 15.7%
Accenture Public Limited Company - Class A	46	12,653
ADS Alliance Data Systems, Inc.	30	1,127
Advanced Micro Devices, Inc. (a)	59	4,493

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Akamai Technologies, Inc. (a)	7	603
Amdocs Limited	14	1,172
Amkor Technology, Inc.	25	429
ANSYS, Inc. (a)	4	947
Apple Inc.	331	45,288
Applied Materials, Inc.	60	5,427
Arista Networks, Inc. (a)	12	1,083
Arrow Electronics, Inc. (a)	16	1,829
Automatic Data Processing, Inc.	32	6,786
Avnet, Inc.	30	1,265
Belden Inc.	8	444
Black Knight, Inc. (a)	15	995
Booz Allen Hamilton Holding Corporation - Class A	35	3,187
Broadcom Inc.	24	11,490
Broadridge Financial Solutions, Inc.	18	2,620
CACI International Inc. - Class A (a)	5	1,350
CDK Global, Inc.	26	1,435
CDW Corp.	12	1,822
Ciena Corp. (a)	8	355
Cirrus Logic Inc. (a)	9	631
Cisco Systems, Inc.	578	24,634
Citrix Systems Inc.	15	1,466
CMC Materials, Inc	1	258
Concentrix Corporation	2	263
Conduent Inc. (a)	57	246
Corning Incorporated	198	6,227
CSG Systems International, Inc.	7	442
Dell Technology Inc. - Class C	4	167
Dolby Laboratories, Inc. - Class A	8	552
DXC Technology Company (a)	39	1,179
Emersub CX, Inc. (a)	7	1,194
Entegris, Inc.	7	612
F5 Networks, Inc. (a)	4	570
Fair Isaac Corporation (a)	1	555
Flex Ltd. (a)	34	485
Fortinet, Inc. (a)	44	2,475
Gartner Inc. (a)	6	1,374
Genpact Limited	46	1,943
GoDaddy Inc. - Class A (a)	8	586
Hewlett Packard Enterprise Company	415	5,505
HP Inc.	196	6,418
Insight Enterprises, Inc. (a)	8	678
International Business Machines Corporation	224	31,560
Intuit Inc.	5	1,871
Jabil Inc.	31	1,603
Jack Henry & Associates Inc.	16	2,837
Juniper Networks, Inc.	133	3,791
KBR, Inc.	33	1,615
Keysight Technologies, Inc. (a)	9	1,241
KLA-Tencor Corp.	13	4,256
Kyndryl Holdings, Inc. (a)	51	501
Lam Research Corp.	6	2,720
Leidos Holdings Inc.	3	339
Littelfuse Inc.	1	322
Lumentum Holdings Inc. (a)	4	278
Manhattan Associates Inc. (a)	3	364
Mantech International Corp. - Class A	5	522
Marvell Technology, Inc.	31	1,344
MasterCard Incorporated - Class A	16	5,191
MAXIMUS Inc.	18	1,153
Microsoft Corporation	92	23,529
Monolithic Power Systems Inc.	2	860
Motorola Solutions Inc.	29	5,978
National Instruments Corp.	9	275
NCR Corporation (a)	22	698
NetApp, Inc.	22	1,409
NetScout Systems, Inc. (a)	17	585
NortonLifelock Inc.	99	2,178
NVIDIA Corporation	99	14,955
On Semiconductor Corporation (a)	15	779
Oracle Corporation	315	21,979
Palo Alto Networks, Inc. (a)	5	2,340
Paychex Inc.	32	3,648
Plexus Corp. (a)	4	349
Pure Storage, Inc. - Class A (a)	15	373
Qualcomm Incorporated	77	9,811
Sanmina Corp. (a)	18	730
Seagate Technology Holdings Public Limited Company	6	454
ServiceNow, Inc. (a)	10	4,963
Silicon Laboratories Inc. (a)	2	295
Skyworks Solutions, Inc.	11	985
Splunk Inc. (a)	8	738
Super Micro Computer, Inc. (a)	8	326
Synaptics Incorporated (a)	7	818
Teradata Corporation (a)	20	724
Teradyne Inc.	12	1,107
Texas Instruments Incorporated	42	6,478
The Western Union Company	61	1,012
Tyler Technologies Inc. (a)	1	349
VeriSign, Inc. (a)	3	523
Visa Inc. - Class A	39	7,604
Vishay Intertechnology Inc.	36	649
Vontier Corporation	10	230
Western Digital Corporation (a)	27	1,219
Xerox Holdings Corporation	35	520
		346,238
Consumer Discretionary 9.7%
Abercrombie & Fitch Co. - Class A (a)	33	553
Academy Sports & Outdoors, Inc.	8	274
Adient Public Limited Company (a)	30	877
Adtalem Global Education Inc. (a)	16	591
Advance Auto Parts, Inc.	3	580
American Axle & Manufacturing Holdings, Inc. (a)	64	481
American Eagle Outfitters, Inc.	87	971
Asbury Automotive Group, Inc. (a)	10	1,770
AutoNation, Inc. (a)	16	1,758
AutoZone, Inc. (a)	3	6,086
Bath & Body Works, Inc.	33	890
Bed Bath & Beyond Inc. (a) (b)	100	497
Best Buy Co., Inc.	56	3,667
Big Lots, Inc. (b)	10	213
Bloomin' Brands, Inc.	29	489
BorgWarner Inc.	9	283
Bright Horizons Family Solutions Inc. (a)	3	292
Brunswick Corp.	13	862
Buckle Inc.	23	624
Burlington Stores Inc. (a)	2	300
Carnival Plc (a) (b)	69	593
Carter's Inc.	17	1,181
Cheesecake Factory Inc.	14	381
Chipotle Mexican Grill Inc. (a)	3	3,658
Churchill Downs Inc.	4	816
Cracker Barrel Old Country Store, Inc.	11	931
Dana Holding Corp.	67	943
Darden Restaurants Inc.	7	781
Deckers Outdoor Corp. (a)	4	897
Designer Brands Inc. - Class A	50	650
Dick's Sporting Goods Inc. (b)	20	1,501
Dillard's Inc. - Class A (b)	3	566
Dollar Tree Inc. (a)	22	3,409
Domino's Pizza, Inc.	7	2,830
Dorman Products Inc. (a)	3	379
eBay Inc.	139	5,804
Foot Locker, Inc.	54	1,364
Ford Motor Company	1,051	11,698
Gap Inc.	121	995
General Motors Company (a)	274	8,706
Gentex Corp.	44	1,218
Genuine Parts Co.	8	1,120
G-III Apparel Group, Ltd. (a)	15	307
Graham Holdings Co. - Class B	1	422
Grand Canyon Education, Inc. (a)	7	638
Group 1 Automotive Inc.	7	1,181
Guess Inc.	20	336
H & R Block, Inc.	72	2,538
Hanesbrands Inc.	85	875
Harley-Davidson, Inc.	18	582
Hasbro, Inc.	2	168
Helen of Troy Ltd (a)	2	253

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Hilton Grand Vacations Inc. (a)	16	582
Hilton Worldwide Holdings Inc.	15	1,673
International Game Technology PLC	37	695
Jack in the Box Inc.	14	763
Kohl's Corporation	58	2,082
Kontoor Brands, Inc.	17	577
Las Vegas Sands Corp. (a)	35	1,187
La-Z-Boy Inc.	14	342
Lear Corporation	10	1,239
Leggett & Platt Inc.	25	859
Lithia Motors Inc. - Class A	2	661
LKQ Corporation	9	436
Lowe`s Companies, Inc.	81	14,168
Macy's, Inc.	208	3,803
Marriott International, Inc. - Class A	22	2,936
Mattel, Inc. (a)	18	408
McDonald's Corporation	68	16,900
MDC Holdings Inc.	12	393
Meritage Homes Corporation (a)	5	374
Murphy USA Inc.	14	3,343
Newell Brands Inc.	10	182
NIKE, Inc. - Class B	35	3,573
Nordstrom Inc.	45	943
NVR, Inc. (a)	—	613
Office Depot, Inc. (a)	17	503
O'Reilly Automotive, Inc. (a)	10	6,238
Penske Automotive Group, Inc.	8	872
Pool Corporation	7	2,473
Pulte Homes Inc.	21	847
PVH Corp.	3	143
Qurate Retail, Inc. - Series A	239	685
Ralph Lauren Corp. - Class A	7	588
Red Rock Resorts, Inc. - Class A	11	378
Ross Stores Inc.	7	514
Sally Beauty Holdings, Inc. (a)	66	792
Service Corp. International	29	1,997
Signet Jewelers Limited	30	1,589
Six Flags Operations Inc.	15	333
Sonic Automotive, Inc. - Class A	10	361
Starbucks Corporation	30	2,256
Steven Madden Ltd.	18	567
Taylor Morrison Home II Corporation - Class A (a)	31	734
Tempur Sealy International, Inc.	16	339
Terminix Global Holdings, Inc. (a)	13	528
Texas Roadhouse Inc. - Class A	7	547
The Goodyear Tire & Rubber Company (a)	118	1,259
The Home Depot, Inc.	89	24,328
The Wendy's Company	89	1,678
Thor Industries Inc.	7	519
TJX Cos. Inc.	35	1,976
Toll Brothers Inc.	6	246
TopBuild Corp. (a)	2	292
Tractor Supply Co.	13	2,578
TRI Pointe Homes, Inc. (a)	42	708
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6	2,464
Urban Outfitters Inc. (a)	27	509
Vail Resorts, Inc.	6	1,265
VF Corp.	20	874
Vista Outdoor Inc. (a)	9	254
Visteon Corporation (a)	9	889
Whirlpool Corporation	10	1,591
Williams-Sonoma Inc.	25	2,792
Wyndham Hotels & Resorts, Inc.	14	896
Yum! Brands, Inc.	48	5,502
		212,415
Financials 9.1%
Affiliated Managers Group, Inc.	10	1,173
AFLAC Incorporated	42	2,301
Alleghany Corporation (a)	—	368
Ally Financial Inc.	65	2,185
American Equity Investment Life Holding Company	15	549
American Express Company	20	2,797
American Financial Group, Inc.	2	327
American International Group, Inc.	229	11,692
Ameriprise Financial, Inc.	4	1,034
Annaly Capital Management, Inc.	140	830
AON Public Limited Company - Class A	10	2,654
Ares Management Corporation - Class A	10	562
Arthur J Gallagher & Co.	15	2,447
Assurant, Inc.	3	495
Berkshire Hathaway Inc. - Class B (a)	63	17,326
Blackstone Mortgage Trust, Inc. - Class A	36	1,001
Brighthouse Financial, Inc. (a)	26	1,082
Brightsphere Investment Group Inc.	12	218
Brown & Brown Inc.	34	1,957
Capital One Financial Corporation	70	7,294
Capitol Federal Financial	10	92
Chubb Limited	21	4,185
Cincinnati Financial Corporation	6	661
Citigroup Inc.	330	15,183
CME Group Inc. - Class A	26	5,229
CNO Financial Group, Inc.	39	699
Comerica Inc.	4	321
Commerce Bancshares Inc.	6	376
Cullen/Frost Bankers Inc.	3	366
Discover Financial Services	21	1,983
East West Bancorp, Inc.	8	494
Erie Indemnity Company - Class A	3	651
Evercore Inc. - Class A	7	655
FactSet Research Systems Inc.	3	1,326
Federated Investors, Inc. - Class B	23	721
Fidelity National Financial, Inc. - Class A	10	356
First American Financial Corporation	30	1,575
First Horizon National Corporation	29	641
Franklin Resources Inc.	93	2,175
Genworth Financial, Inc. - Class A (a)	147	517
Hanover Insurance Group Inc.	9	1,347
Houlihan Lokey Inc. - Class A	10	785
Independence Holdings, LLC	14	537
Intercontinental Exchange, Inc.	19	1,745
Invesco Ltd.	90	1,447
Jefferies Financial Group Inc.	26	715
Ladder Capital Corp - Class A	24	253
Lincoln National Corporation	36	1,671
Loews Corp.	36	2,118
LPL Financial Holdings Inc.	17	3,204
M&T Bank Corporation	6	1,027
Markel Corporation (a)	1	629
MarketAxess Holdings Inc.	2	471
Marsh & McLennan Companies, Inc.	53	8,153
Mercury General Corp.	10	452
MetLife, Inc.	68	4,266
MFA Financial, Inc.	74	801
MGIC Investment Corp.	37	462
Moelis & Company LLC - Class A	9	364
Moody's Corp.	2	471
Morningstar Inc.	4	856
MSCI Inc. - Class A	4	1,830
NASDAQ Inc.	3	519
Navient Corporation	79	1,104
Nelnet, Inc. - Class A	3	287
New York Community Bancorp Inc. - Series A	111	1,010
Old Republic International Corp.	16	366
PacWest Bancorp	28	734
Principal Financial Group, Inc.	10	641
Progressive Corp.	53	6,161
Prosperity Bancshares Inc.	5	315
Prudential Financial Inc.	86	8,184
Raymond James Financial Inc.	7	580
RLI Corp.	6	727
S&P Global Inc.	6	2,042
SEI Investments Co.	27	1,446
SLM Corporation	26	413
Stewart Information Services Corp.	11	533
Stifel Financial Corp.	5	290
Synchrony Financial	60	1,659
T. Rowe Price Group, Inc.	20	2,261
The Allstate Corporation	60	7,602
The Bank of New York Mellon Corporation (c)	34	1,410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
The Blackstone Group Inc. - Class A	53	4,873
The Carlyle Group, Inc.	11	349
The Goldman Sachs Group, Inc.	10	3,017
The Hartford Financial Services Group, Inc.	13	843
The PRA Group, Inc. (a)	8	291
The Travelers Companies, Inc.	58	9,741
Two Harbors Investment Corp.	180	898
Unum Group	47	1,588
Virtu Financial Inc. - Class A	17	406
Voya Financial, Inc.	5	324
W. R. Berkley Corporation	7	495
Washington Federal Inc.	11	334
Wells Fargo & Company	138	5,420
White Mountains Insurance Group Ltd	1	803
Willis Towers Watson Public Limited Company	6	1,126
Zions Bancorp	5	254
		199,148
Industrials 8.9%
3M Company	60	7,771
AAR Corp. (a)	10	412
ABM Industries Incorporated	22	933
Acuity Brands, Inc.	6	868
AECOM	23	1,521
AGCO Corporation	10	988
Allegiant Travel Company (a)	3	354
Allison Systems, Inc.	38	1,461
AMERCO	2	717
American Airlines Group Inc. (a)	116	1,471
AO Smith Corp.	23	1,267
Apogee Enterprises, Inc.	8	319
Applied Industrial Technologies, Inc.	3	313
Arcosa, Inc.	9	411
Armstrong World Industries, Inc.	6	478
ASGN Incorporated (a)	3	232
Atlas Air Worldwide Holdings, Inc. (a)	9	552
Avis Budget Group, Inc. (a)	42	6,214
Boise Cascade Company	12	706
Builders FirstSource, Inc. (a)	10	538
BWXT Government Group, Inc.	17	952
C.H. Robinson Worldwide, Inc.	29	2,982
Carlisle Cos. Inc.	2	405
Carrier Global Corporation	17	614
Caterpillar Inc.	20	3,650
Cintas Corp.	2	752
Comfort Systems USA Inc.	3	262
Copart Inc. (a)	12	1,328
Crane Holdings, Co.	8	704
CSX Corp.	118	3,417
Cummins Inc.	14	2,776
Curtiss-Wright Corp.	8	996
Delta Air Lines, Inc. (a)	12	344
Deluxe Corp.	11	243
Donaldson Co. Inc.	16	781
Emerson Electric Co.	41	3,262
Encore Wire Corp.	6	627
Equifax Inc.	12	2,149
Expeditors International of Washington Inc.	18	1,761
Fastenal Co.	21	1,025
Fluor Corp. (a)	55	1,328
FTI Consulting Inc. (a)	11	2,055
GATX Corporation	10	913
Generac Holdings Inc. (a)	6	1,357
General Dynamics Corporation	9	1,952
General Electric Company	85	5,384
GMS Inc. (a)	8	372
Graco Inc.	11	650
Granite Construction Incorporated	16	465
Greenbrier Cos. Inc.	14	514
Hawaiian Holdings, Inc. (a)	42	605
HEICO Corp.	5	688
Herman Miller Inc.	16	427
Hexcel Corp.	16	861
HNI Corp.	7	231
Howmet Aerospace Inc.	16	499
HUB Group Inc. - Class A (a)	10	743
Hubbell Inc.	5	834
Huntington Ingalls Industries Inc.	1	278
IDEX Corporation	4	723
Illinois Tool Works Inc.	15	2,806
Insperity, Inc.	3	346
ITT Industries Holdings, Inc.	8	516
Jacobs Engineering Group Inc.	7	911
JB Hunt Transport Services Inc.	7	1,123
JetBlue Airways Corporation (a)	62	519
KAR Auction Services, Inc. (a)	30	439
Knight-Swift Transportation Holdings Inc. - Class A	37	1,694
L3Harris Technologies, Inc.	19	4,675
Landstar System Inc.	9	1,300
Lennox International Inc.	6	1,282
Lincoln Electric Holdings Inc.	12	1,421
Lockheed Martin Corporation	38	16,133
ManpowerGroup Inc.	16	1,238
Masco Corporation	11	552
Masonite International Corporation (a)	4	276
Matson Intermodal - Paragon, Inc.	3	244
Meritor, Inc. (a)	16	564
Moog Inc. - Class A	7	543
MSC Industrial Direct Co. - Class A	18	1,333
Mueller Industries Inc.	16	875
Nielsen Holdings plc	12	285
Nordson Corp.	6	1,209
Northrop Grumman Systems Corp.	18	8,828
Now, Inc. (a)	54	531
Nvent Electric Public Limited Company	8	256
Oshkosh Corp.	14	1,129
Otis Worldwide Corporation	30	2,113
Owens Corning Inc.	6	420
Pentair Public Limited Company	23	1,067
Pitney Bowes Inc.	83	301
Primoris Services Corporation	8	180
Quanta Services, Inc.	15	1,857
Raytheon BBN Technologies Corp.	54	5,204
Regal-Beloit Corp.	4	413
Republic Services Inc.	18	2,417
Resideo Technologies, Inc. (a)	23	444
Robert Half International Inc.	20	1,503
Rockwell Automation Inc.	4	827
Rollins Inc.	34	1,189
Roper Technologies, Inc.	1	310
Rush Enterprises Inc. - Class A	11	539
Ryder System, Inc.	19	1,360
Saia, Inc. (a)	1	269
Schneider National, Inc. - Class B	17	370
SkyWest Inc. (a)	17	361
Southwest Airlines Co. (a)	10	349
Spirit Aerosystems Holdings Inc. - Class A	21	609
Steelcase Inc. - Class A	24	259
Stericycle Inc. (a)	11	486
Teledyne Technologies Inc. (a)	4	1,586
Terex Corp.	26	724
Tetra Tech, Inc.	3	394
Timken Co.	11	603
Toro Co.	17	1,306
TransDigm Group Inc. (a)	1	376
TriNet Group Inc. (a)	5	374
Trinity Industries Inc.	20	487
UFP Industries, Inc.	16	1,082
Union Pacific Corporation	46	9,732
United Airlines Holdings, Inc. (a)	4	149
United Parcel Service Inc. - Class B	47	8,593
Verisk Analytics, Inc.	20	3,452
Veritiv Corp. (a)	2	218
W. W. Grainger, Inc.	3	1,512
Waste Connections, Inc.	18	2,233
Waste Management, Inc.	34	5,229
Watsco Inc.	10	2,336
Werner Enterprises Inc.	36	1,385
WESCO International, Inc. (a)	21	2,293

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Xylem Inc.	10	751
		196,125
Energy 8.9%
Antero Resources Corporation (a)	101	3,091
Apa Corp.	18	642
Arch Resources, Inc. - Class A	2	293
Archrock, Inc.	39	325
Baker Hughes, a GE Company, LLC - Class A	164	4,744
Centennial Resource Development, LLC - Class A (a)	71	426
Cheniere Energy, Inc.	11	1,500
Chevron Corporation	257	37,267
CNX Resources Corporation (a)	53	876
ConocoPhillips	117	10,531
Coterra Energy Inc	72	1,864
CVR Energy, Inc.	19	634
Delek US Holdings, Inc. (a)	55	1,426
Devon Energy Corporation	97	5,366
Diamondback Energy, Inc.	9	1,110
Dril-Quip Inc. (a)	14	373
DT Midstream, Inc.	5	247
EOG Resources, Inc.	21	2,346
EQT Corporation	17	586
Equitrans Midstream Corp.	46	293
Exxon Mobil Corporation	489	41,862
Halliburton Company	30	953
Helmerich & Payne Inc.	37	1,598
Hess Corporation	20	2,115
Kinder Morgan, Inc.	131	2,194
Kosmos Energy Ltd. (a)	65	404
Marathon Oil Corporation	195	4,379
Marathon Petroleum Corporation	176	14,496
Matador Resources Co.	6	268
Murphy Oil Corporation	61	1,837
NOV Inc.	97	1,647
Occidental Petroleum Corporation	122	7,202
Oceaneering International, Inc. (a)	39	421
ONEOK, Inc.	15	847
Ovintiv Canada ULC	13	584
Patterson-UTI Energy Inc.	126	1,984
PBF Energy Inc. - Class A (a)	51	1,478
PDC Energy, Inc.	5	300
Peabody Energy Corp. (a)	28	587
Phillips 66	111	9,098
Pioneer Natural Resources Co.	8	1,842
Range Resources Corporation (a)	54	1,325
Schlumberger Ltd.	101	3,628
SM Energy Company	58	1,995
Targa Resources Corp	22	1,318
TechnipFMC PLC	64	430
The Williams Companies, Inc.	44	1,384
Transocean Ltd. (a) (d)	253	841
Valero Energy Corporation	130	13,838
World Fuel Services Corp.	21	424
		195,219
Real Estate 4.4%
AGNC Investment Corp.	66	725
Agree Realty Corporation	4	277
Alexander & Baldwin, LLC	13	236
American Campus Communities, Inc.	12	785
American Homes 4 Rent - Class A	37	1,302
American Tower Corporation	25	6,346
Apartment Income REIT Corp.	8	347
Apollo Commercial Real Estate Finance, Inc. (c)	46	485
Apple Hospitality REIT, Inc.	66	968
AvalonBay Communities, Inc.	5	1,043
Boston Properties Inc.	5	432
Brandywine Realty Trust	57	547
Brixmor Property Group Inc.	15	308
Camden Property Trust	16	2,182
Chimera Investment Corporation (b)	95	842
CoreCivic, Inc. (a)	34	372
Corporate Office Properties Trust	25	662
Cousins Properties Incorporated	25	719
Crown Castle International Corp.	13	2,238
CubeSmart	28	1,206
DiamondRock Hospitality Co. (a)	61	502
Digital Realty Trust Inc.	7	848
DigitalBridge Group, Inc. - Class A (a)	161	785
Douglas Emmett, Inc.	28	632
Duke Realty Corp.	53	2,887
EastGroup Properties Inc.	5	696
Equinix, Inc.	2	1,480
Equity Commonwealth (a)	23	628
Equity Lifestyle Properties, Inc.	18	1,248
Equity Residential	13	939
Essex Property Trust Inc.	2	584
Extra Space Storage Inc.	16	2,656
Federal Realty Investment Trust	10	992
First Industrial Realty Trust, Inc.	17	826
Gaming and Leisure Properties, Inc.	45	2,052
Healthcare Realty Trust Inc.	26	708
Healthcare Trust of America, Inc. - Class A	41	1,144
Highwoods Properties Inc.	15	497
Host Hotels & Resorts, Inc.	51	804
Invitation Homes Inc.	78	2,769
Iron Mountain Incorporated	33	1,613
Kilroy Realty Corporation	22	1,167
Kimco Realty Corporation	53	1,050
Kite Realty Naperville, LLC	26	457
Lamar Advertising Co. - Class A	14	1,252
Lexington Realty Trust	59	636
Life Storage Inc.	12	1,323
Macerich Co.	82	717
Mack-Cali Realty Corporation (a)	22	293
Medical Properties Trust, Inc.	47	723
Mid-America Apartment Communities, Inc.	5	800
National Retail Properties, Inc.	9	380
New Residential Investment Corp.	115	1,068
New York Mortgage Trust Inc.	113	312
Office Properties Income Trust	11	219
OUTFRONT Media Inc.	21	362
Paramount Group, Inc.	90	647
Park Hotels & Resorts Inc.	47	636
PennyMac Mortgage Investment Trust (b)	56	768
Physicians Realty Trust	43	749
Piedmont Office Realty Trust Inc. - Class A	32	420
ProLogis Inc.	38	4,506
PS Business Parks, Inc.	5	882
Public Storage	16	4,940
Rayonier Inc.	22	833
Realogy Holdings Corp. (a)	73	717
Realty Income Corporation	21	1,437
Redwood Trust Inc. (b)	51	393
Regency Centers Corp.	26	1,516
Rexford Industrial Realty, Inc.	8	465
RLJ III-EM Columbus Lessee, LLC	53	583
Ryman Hospitality Properties, Inc. (a)	8	585
SBA Communications Corporation	7	2,245
Service Properties Trust	61	320
Simon Property Group, Inc.	19	1,820
SITE Centers Corp.	57	770
SL Green Realty Corp.	8	371
Spirit Realty Capital, Inc.	7	247
STAG Industrial, Inc.	20	604
Starwood Property Trust, Inc.	75	1,576
Sun Communities Inc.	12	1,955
Sunstone Hotel Investors Inc. (a)	56	556
UDR, Inc.	44	2,043
VICI Properties Inc.	29	863
W.P. Carey Inc.	32	2,666
Washington REIT	22	473
Welltower Inc.	15	1,213
Weyerhaeuser Company	27	896
Xenia Hotels & Resorts Inc. (a)	21	303
		97,069
Communication Services 4.0%
Activision Blizzard, Inc.	11	871

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
AMC Entertainment Holdings, Inc. - Class A (a) (b)	35	473
AMC Networks, Inc. - Class A (a)	15	438
AT&T Inc.	857	17,967
Booking Holdings Inc. (a)	2	3,947
Cable One, Inc.	—	581
Charter Communications, Inc. - Class A (a)	7	3,063
Cinemark Holdings, Inc. (a)	36	539
Comcast Corporation - Class A	312	12,235
Electronic Arts Inc.	15	1,842
Fox Corporation - Class A	27	860
iHeartMedia, Inc. - Class A (a)	30	236
Interpublic Group of Cos. Inc.	78	2,156
John Wiley & Sons Inc. - Class A	8	397
Liberty Broadband Corp. - Series C (a)	7	767
Liberty Global PLC - Class C (a)	79	1,735
Liberty Media Corporation - Series C (a)	10	629
Liberty SiriusXM Group - Series C (a)	40	1,439
Live Nation Entertainment, Inc. (a)	7	557
Lumen Technologies Inc.	305	3,326
New York Times Co. - Class A	7	203
News Corporation - Class A	48	744
Nexstar Media Group, Inc. - Class A	5	753
Omnicom Group Inc.	37	2,360
Sinclair Broadcast Group Inc. - Class A	10	204
Sirius XM Holdings Inc. (b)	8	49
Take-Two Interactive Software Inc. (a)	7	830
TEGNA Inc.	76	1,601
Telephone & Data Systems Inc.	37	577
T-Mobile US, Inc. (a)	8	1,136
TripAdvisor Inc. (a)	11	189
Verizon Communications Inc.	349	17,688
ViacomCBS Inc. - Class B	108	2,658
Walt Disney Co. (a)	39	3,660
Yelp Inc. (a)	16	448
		87,158
Materials 3.2%
Albemarle Corporation	6	1,213
Alcoa Corporation	59	2,675
Allegheny Technologies Incorporated (a)	14	308
Amcor Plc	52	648
AptarGroup, Inc.	10	1,014
Arconic Corporation (a)	27	755
Ashland Global Holdings Inc.	3	271
Avery Dennison Corporation	8	1,360
Avient Corporation	13	533
Axalta Coating Systems Ltd. (a)	19	423
Ball Corporation	36	2,469
Berry Global Group, Inc. (a)	16	862
Cabot Corp.	16	994
Carpenter Technology Corp.	13	351
Celanese Corp. - Class A	11	1,296
CF Industries Holdings Inc.	7	612
Commercial Metals Co.	38	1,263
Corteva, Inc.	45	2,415
Crown Holdings Inc.	21	1,922
DuPont de Nemours, Inc.	21	1,152
Eastman Chemical Co.	4	355
Ecolab Inc.	4	680
FMC Corporation	6	684
Graphic Packaging Holding Company	115	2,355
Greif Inc. - Class A	5	329
Huntsman Corp.	10	283
Innospec Inc.	3	300
International Flavors & Fragrances Inc.	7	776
Kaiser Aluminum Corporation	4	309
Louisiana-Pacific Corp.	24	1,274
LyondellBasell Industries N.V. - Class A	66	5,807
MOS Holdings Inc.	119	5,611
NewMarket Corp.	1	407
Newmont Corporation	29	1,752
Nucor Corporation	22	2,288
O-I Glass, Inc. (a)	41	567
Olin Corporation	57	2,659
Packaging Corporation of America	2	212
PPG Industries, Inc.	14	1,569
Reliance Steel & Aluminum Co.	9	1,505
Royal Gold Inc.	7	711
RPM International Inc.	24	1,887
Scotts Miracle-Gro Co.	11	845
Sealed Air Corporation	36	2,090
Sensient Technologies Corporation	7	595
Sherwin-Williams Co.	15	3,403
Silgan Holdings Inc.	20	846
Sonoco Products Co.	26	1,467
Steel Dynamics Inc.	14	927
Sylvamo Corporation	12	408
The Chemours Company	24	784
United States Steel Corporation	54	959
Vulcan Materials Co.	5	681
Warrior Met Coal, Inc.	36	1,111
Westrock Company, Inc.	49	1,943
Worthington Industries Inc.	9	380
		71,295
Utilities 2.2%
Ameren Corporation	9	845
American Electric Power Company, Inc.	28	2,639
Atmos Energy Corporation	7	765
Avista Corporation	15	670
Black Hills Corporation	3	244
CenterPoint Energy, Inc.	20	597
Clearway Energy, Inc. - Class C	12	422
CMS Energy Corp.	11	710
Consolidated Edison, Inc.	14	1,312
Dominion Energy, Inc.	63	5,038
DTE Energy Company	6	789
Duke Energy Corporation	28	2,993
Edison International	14	878
Entergy Corporation	12	1,336
Essential Utilities, Inc.	12	529
Evergy, Inc.	16	1,067
Eversource Energy	12	1,051
Exelon Corporation	161	7,318
FirstEnergy Corp.	19	716
Hawaiian Electric Industries Inc.	17	688
IDACORP Inc.	3	278
MDU Resources Group Inc.	22	591
National Fuel Gas Company	21	1,354
NiSource Inc.	15	450
NRG Energy, Inc.	27	1,012
OGE Energy Corp.	10	390
Ormat Technologies Inc. (b)	4	333
Pacific Gas And Electric Company (a)	70	701
Public Service Enterprise Group Inc.	28	1,742
Sempra Energy	11	1,721
Southwest Gas Corp.	5	435
The AES Corporation	67	1,413
The Southern Company	39	2,757
Vistra Energy Corp.	55	1,264
WEC Energy Group Inc.	11	1,155
Xcel Energy Inc.	20	1,401
		47,604
Total Common Stocks (cost $2,024,291)		2,192,195
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (c) (e)	2,861	2,861
Investment Companies 0.1%
JNL Government Money Market Fund, 1.02% (c) (e)	2,542	2,542
Total Short Term Investments (cost $5,403)		5,403
Total Investments 99.9% (cost $2,029,694)		2,197,598
Other Derivative Instruments (0.0)%		(70)
Other Assets and Liabilities, Net 0.1%		1,612
Total Net Assets 100.0%		2,199,140

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/RAFI Multi-Factor U.S. Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	477	269	89	36	7	(179)	485	—
The Bank of New York Mellon Corporation	1,607	252	—	19	—	(449)	1,410	0.1
	2,084	521	89	55	7	(628)	1,895	0.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/25/19	1,242	841	—

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	37	September 2022	6,908	(52)	103
S&P Midcap 400 Index	9	September 2022	2,038	(18)	3
				(70)	106

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,192,195	—	—	2,192,195
Short Term Investments	5,403	—	—	5,403
	2,197,598	—	—	2,197,598
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	106	—	—	106
	106	—	—	106

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 63.2%
Information Technology 13.2%
Accenture Public Limited Company - Class A	3	878
Adobe Inc. (a)	—	92
Advanced Micro Devices, Inc. (a)	17	1,288
Adyen B.V. (a) (b)	—	262
Affirm Holdings, Inc. - Class A (a)	3	50
Amadeus IT Group SA (a) (b)	5	299
Amphenol Corporation - Class A	—	6
Analog Devices, Inc.	4	534
Apple Inc.	74	10,141
Applied Materials, Inc.	1	78
ASML Holding - ADR	1	473
ASML Holding	2	1,123
Atlassian Corporation PLC - Class A (a)	2	312
Bill.Com Holdings Inc. (a)	2	238
Black Knight, Inc. (a)	1	65
Broadcom Inc.	3	1,523
Cadence Design Systems Inc. (a)	1	75
Cisco Systems, Inc.	8	321
Cognizant Technology Solutions Corp. - Class A	1	62
Confluent, Inc. - Class A (a)	3	58
Corning Incorporated	10	311
CrowdStrike Holdings, Inc. - Class A (a)	—	74
Datadog, Inc. - Class A (a)	1	126
Entegris, Inc.	—	20
Fidelity National Information Services, Inc.	1	133
Fiserv, Inc. (a)	12	1,109
FleetCor Technologies Inc. (a)	2	338
Fortinet, Inc. (a)	9	514
Global Payments Inc.	3	277
Hamamatsu Photonics KK	9	353
HashiCorp, Inc. - Class A (a) (c)	1	22
Intuit Inc.	4	1,400
KLA-Tencor Corp.	3	809
Lam Research Corp.	1	381
Largan Precision Co. Ltd.	2	116
Marvell Technology, Inc.	7	298
MasterCard Incorporated - Class A	7	2,064
Microsoft Corporation	54	13,957
MongoDB, Inc. - Class A (a)	1	319
Monolithic Power Systems Inc.	1	242
Motorola Solutions Inc.	2	408
Murata Manufacturing Co. Ltd.	10	569
NAVER Corp.	2	307
NEC Electronics Corp. (a)	26	233
NortonLifelock Inc.	1	20
NTT Data Corp.	58	808
NVIDIA Corporation	17	2,520
NXP Semiconductors N.V.	5	737
Omron Corp.	4	213
Paycom Software, Inc. (a)	—	51
Paypal Holdings, Inc. (a)	3	189
Pure Storage, Inc. - Class A (a)	4	98
Qualcomm Incorporated	6	706
Salesforce.Com, Inc. (a)	10	1,679
Samsung Electronics Co. Ltd.	22	987
SAP SE	7	651
ServiceNow, Inc. (a)	3	1,539
Snowflake Inc. - Class A (a)	1	117
Spotify Technology S.A. (a)	1	107
Square, Inc. - Class A (a)	3	191
Synopsys Inc. (a)	3	984
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	197
Taiwan Semiconductor Manufacturing Co. Ltd.	107	1,712
TE Connectivity Ltd. (b)	5	548
Telefonaktiebolaget LM Ericsson - Class B	94	697
Texas Instruments Incorporated	2	357
The Descartes Systems Group Inc. (a)	1	56
Tokyo Electron Ltd.	2	526
Trimble Inc. (a)	—	1
VeriSign, Inc. (a)	1	90
Visa Inc. - Class A	14	2,783
Workday, Inc. - Class A (a)	1	98
Zoom Video Communications, Inc. - Class A (a)	1	149
		61,069
Health Care 10.3%
Abbott Laboratories	8	865
AbbVie Inc.	17	2,656
Agilent Technologies, Inc.	2	226
Alcon AG	3	233
Align Technology, Inc. (a)	—	78
Amgen Inc.	1	329
Anthem, Inc.	6	2,723
Astellas Pharma Inc.	69	1,082
AstraZeneca PLC - ADR	56	3,692
Bayer AG - Class N	14	842
Becton, Dickinson and Company	13	3,239
Biogen Inc. (a)	—	36
Bristol-Myers Squibb Company	9	718
Centene Corporation (a)	17	1,414
Cie Generale d'Optique Essilor International SA	3	491
Cigna Holding Company	2	484
Cooper Cos. Inc.	—	56
CVS Health Corporation	2	168
Danaher Corporation	8	2,150
DexCom Inc. (a)	2	132
Elanco Animal Health (a)	10	206
Elekta AB (publ) - Class B	46	318
Eli Lilly & Co.	6	2,049
Evotec SE (a)	8	205
Fresenius SE & Co. KGaA	16	492
Genmab A/S (a)	1	228
GlaxoSmithKline PLC - ADR	17	737
HCA Healthcare, Inc.	2	349
Hologic Inc. (a)	2	114
Humana Inc.	2	764
Illumina, Inc. (a)	—	31
Intuitive Surgical, Inc. (a)	6	1,225
IPSEN	2	197
Johnson & Johnson	15	2,693
Laboratory Corporation of America Holdings	1	202
McKesson Corporation	—	52
Medtronic Public Limited Company	1	117
Merck & Co., Inc.	3	243
Moderna, Inc. (a)	1	81
Molina Healthcare, Inc. (a)	—	111
Novartis AG - Class N	17	1,405
Otsuka Holdings Co., Ltd. (c)	13	447
PerkinElmer Inc.	3	469
Pfizer Inc.	7	350
Regeneron Pharmaceuticals, Inc. (a)	1	399
Sanofi SA - ADR	16	787
Sanofi SA	16	1,580
Siemens Healthineers AG (b)	13	643
Steris Limited	1	213
Stryker Corporation	4	705
Teleflex Incorporated	1	177
Thermo Fisher Scientific Inc.	4	2,048
UnitedHealth Group Incorporated	10	5,046
Veeva Systems Inc. - Class A (a)	2	312
Vertex Pharmaceuticals Incorporated (a)	1	192
West Pharmaceutical Services Inc.	—	48
Zoetis Inc. - Class A	5	800
		47,649
Financials 8.0%
AIA Group Limited	27	293
American International Group, Inc.	22	1,109
Ares Management Corporation - Class A	1	28
Assurant, Inc.	1	164
Australia & New Zealand Banking Group Ltd.	23	352
AXA SA	49	1,128
Bank of America Corporation	39	1,202
Berkshire Hathaway Inc. - Class B (a)	3	847
Blue Owl Capital Inc. - Class A	3	28
BNP Paribas SA	9	441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Bridgepoint Group PLC (b)	52	154
Challenger Financial Services Group Ltd.	44	205
Chubb Limited	13	2,489
Citigroup Inc.	7	323
Citizens Financial Group Inc.	1	33
Close Brothers Group PLC	9	113
CME Group Inc. - Class A	1	229
DBS Group Holdings Ltd.	17	364
Definity Financial Corporation	5	123
Direct Line Insurance Limited	87	267
DNB Bank ASA	50	889
Element Fleet Management Corp. (c)	59	618
Equitable Holdings, Inc.	12	314
Erste Group Bank AG	7	170
Fifth Third Bancorp	6	188
Housing Development Finance Corp.	16	428
Huntington Bancshares Incorporated	19	227
Industrial & Infrastructure Fund Investment Corporation.	—	40
ING Groep N.V.	87	866
Intercontinental Exchange, Inc.	2	210
Intesa Sanpaolo SpA	128	239
Invesco Ltd.	2	32
JPMorgan Chase & Co.	23	2,629
Julius Bar Gruppe AG - Class N	10	462
K.K.R. Co., Inc. - Class A	5	222
Lloyds Banking Group PLC	819	422
Macquarie Group Limited	4	433
Manulife Financial Corp.	25	441
MarketAxess Holdings Inc.	—	38
Marsh & McLennan Companies, Inc.	3	446
MetLife, Inc.	7	418
Mitsubishi UFJ Financial Group Inc. (c)	80	428
Mitsubishi UFJ Lease & Finance Co. Ltd.	42	195
Morgan Stanley	4	287
MSCI Inc. - Class A	—	152
Muenchener Rueckversicherungs AG - Class N	5	1,172
National Bank of Canada	13	861
PICC Property & Casualty Co. Ltd. - Class H	426	443
Ping An Insurance (Group) Co of China Ltd - Class H	33	221
Progressive Corp.	9	1,009
RenaissanceRe Holdings Ltd	1	199
S&P Global Inc.	1	388
Sampo Oyj - Class A	19	817
Shopify Inc. - Class A (a)	7	207
Signature Bank	1	119
Standard Chartered PLC	33	252
State Street Corporation	2	104
Storebrand ASA	67	475
Sumitomo Mitsui Trust Holdings Inc.	9	286
Sun Life Financial Inc.	19	887
SVB Financial Group (a)	—	103
Svenska Handelsbanken AB - Class A	53	451
The Bank of New York Mellon Corporation	2	76
The Charles Schwab Corporation	20	1,256
The Goldman Sachs Group, Inc.	3	1,039
The Hartford Financial Services Group, Inc.	11	713
The PNC Financial Services Group, Inc.	—	75
The Travelers Companies, Inc.	7	1,255
Tokio Marine Holdings Inc.	14	846
Tradeweb Markets Inc. - Class A	—	26
United Overseas Bank Ltd.	35	662
Voya Financial, Inc.	2	121
Wells Fargo & Company	37	1,449
XP Inc. - Class A (a)	11	199
Zurich Insurance Group AG - Class N	2	885
		37,282
Consumer Discretionary 6.5%
Airbnb, Inc. - Class A (a)	—	12
Alibaba Group Holding Limited - ADR (a)	1	123
Amazon.com, Inc. (a)	74	7,820
Aptiv PLC (a)	—	17
Autoliv Inc. - SDR	4	322
AutoZone, Inc. (a)	—	161
Burlington Stores Inc. (a)	1	81
Carvana Co. - Class A (a) (c)	6	124
Chipotle Mexican Grill Inc. (a)	1	741
Compass Group PLC	37	764
CyberAgent Inc.	42	419
Denso Corp.	7	343
Dollar Tree Inc. (a)	1	125
Doordash, Inc. - Class A (a)	4	283
Dr. Martens PLC	58	170
Ferrari N.V.	—	55
General Motors Company (a)	7	226
Hilton Worldwide Holdings Inc.	3	337
Honda Motor Co. Ltd.	9	204
Huazhu Group Limited	5	21
InterContinental Hotels Group PLC	1	39
Kering SA	1	377
Kingfisher Plc	207	615
Kyoritsu Maintenance Co., Ltd.	1	37
Las Vegas Sands Corp. (a)	2	80
Lowe`s Companies, Inc.	1	220
Lululemon Athletica Inc. (a)	1	375
Magna International Inc.	13	711
Marriott International, Inc. - Class A	2	331
McDonald's Corporation	5	1,158
MGM Resorts International	3	76
Moncler S.p.A.	9	381
Next PLC	6	427
NIKE, Inc. - Class B	8	806
NVR, Inc. (a)	—	92
O'Reilly Automotive, Inc. (a)	—	213
Panasonic Corp.	53	428
Peloton Interactive, Inc. - Class A (a)	3	29
Persimmon Public Limited Company	17	384
Ross Stores Inc.	8	553
Samsonite International S.A. (a) (b)	105	208
Sony Corp.	8	683
Stanley Electric Co. Ltd.	12	197
Starbucks Corporation	7	507
Stroer SE & Co. KGaA	4	175
Sumitomo Rubber Industries Inc.	14	115
Suzuki Motor Corp.	10	320
Tesla Inc. (a)	6	3,811
The Home Depot, Inc.	2	673
THG Holdings PLC (a)	24	24
TJX Cos. Inc.	8	470
Toyota Motor Corp.	84	1,285
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	94
WPP 2012 Limited	52	526
Wynn Resorts, Limited (a)	1	40
Yum! Brands, Inc.	9	1,002
Zalando SE (a) (b)	10	251
		30,061
Industrials 5.0%
ABB Ltd. - Class N	27	718
AGCO Corporation	—	19
Alamo Group Inc.	—	13
Alfa Laval AB	1	24
ALS Limited	12	91
Ashtead Group Public Limited Company	11	480
Beijing Enterprises Holdings Ltd.	50	180
Bunzl Public Limited Company	9	305
Canadian Pacific Railway Limited	2	147
Caterpillar Inc.	1	152
Central Japan Railway Co.	3	323
Chart Industries, Inc. (a)	—	14
Cintas Corp.	—	90
CSX Corp.	38	1,095
Cummins Inc.	1	253
DCC Public Limited Company	5	334
Deere & Company	—	62
Eaton Corporation Public Limited Company	5	576
Epiroc Aktiebolag - Class A	5	78
Epiroc Aktiebolag - Class B	2	29
FedEx Corporation	1	153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Fortive Corporation	2	90
Generac Holdings Inc. (a)	1	135
General Electric Company	14	887
Honeywell International Inc.	8	1,325
Hubbell Inc.	3	492
Illinois Tool Works Inc.	1	211
Ingersoll Rand Inc.	5	192
JB Hunt Transport Services Inc.	—	63
Kion Group AG	8	340
Knorr - Bremse Aktiengesellschaft (b)	3	159
Koninklijke Philips N.V.	23	503
L3Harris Technologies, Inc.	5	1,127
Legrand SA	6	424
Melrose Holdings Limited	292	532
Mitsubishi Corp.	15	453
Mitsubishi Electric Corp.	68	733
Norfolk Southern Corporation	2	406
Northrop Grumman Systems Corp.	1	325
Old Dominion Freight Line Inc.	1	231
Otis Worldwide Corporation	2	148
Outotec Oyj	12	88
PACCAR Inc.	3	251
Parker-Hannifin Corporation	—	20
Prysmian S.p.A.	17	476
Quanta Services, Inc.	—	32
Raytheon BBN Technologies Corp.	—	26
Recruit Holdings Co., Ltd.	17	487
Republic Services Inc.	6	746
Rockwell Automation Inc.	—	69
Rockwool International A/S - Class B	—	21
Roper Technologies, Inc.	2	609
Safran	4	399
Saia, Inc. (a)	—	71
Sandvik AB	7	107
Schneider Electric SE (a)	—	28
Shoals Technologies Group, Inc. - Class A (a)	2	36
Shurgard Self Storage Europe	—	16
Siemens AG - Class N	19	1,956
SMC Corp.	1	222
Southwest Airlines Co. (a)	4	152
Stanley Black & Decker, Inc.	1	63
Sumitomo Corp.	33	445
TechnoPro Holdings, Inc. (c)	19	387
Teledyne Technologies Inc. (a)	—	182
Teleperformance	1	404
Textron Inc.	3	161
The Boeing Company (a)	2	235
THK Co. Ltd.	10	188
Toromont Industries Ltd.	1	86
Trane Technologies Public Limited Company	2	217
TransDigm Group Inc. (a)	—	37
TransUnion	2	138
Union Pacific Corporation	2	324
United Airlines Holdings, Inc. (a)	1	50
United Parcel Service Inc. - Class B	1	245
United Rentals Inc. (a)	—	17
Waste Connections, Inc.	1	182
Weir Group PLC(The)	6	107
		23,192
Communication Services 4.8%
Activision Blizzard, Inc.	2	125
Alphabet Inc. - Class A (a)	1	1,900
Alphabet Inc. - Class C (a)	4	8,822
ASOS Plc (a)	13	134
AT&T Inc.	2	46
Booking Holdings Inc. (a)	—	526
Cellnex Telecom, S.A. (b)	1	32
Charter Communications, Inc. - Class A (a)	—	86
Comcast Corporation - Class A	7	279
Facebook, Inc. - Class A (a)	19	3,029
KT Corp.	10	289
Netflix, Inc. (a)	2	387
Nippon Telegraph & Telephone Corp.	61	1,751
Pinterest, Inc. - Class A (a)	6	103
Roblox Corporation - Class A (a)	3	112
SEA, Ltd. - Class A - ADR (a)	7	465
Snap Inc. - Class A (a)	23	306
SoftBank Group Corp.	6	240
Tencent Holdings Limited	11	471
T-Mobile US, Inc. (a)	6	844
Verizon Communications Inc.	8	410
Vodafone Group Public Limited Company - ADR	43	668
Walt Disney Co. (a)	11	1,075
Yahoo! Japan Corp.	76	222
		22,322
Consumer Staples 4.7%
Altria Group, Inc.	3	124
Barry Callebaut AG - Class N	—	415
Colgate-Palmolive Co.	1	40
ConAgra Brands Inc.	2	70
Constellation Brands, Inc. - Class A	1	280
Costco Wholesale Corporation	1	472
Darling Ingredients Inc. (a)	3	185
Diageo PLC	17	752
Dollar General Corporation	7	1,744
Estee Lauder Cos. Inc. - Class A	1	194
Keurig Dr Pepper Inc.	34	1,220
Kimberly-Clark Corporation	1	96
Kirin Holdings Co. Ltd. (c)	20	312
L'Oreal SA	2	814
Mondelez International, Inc. - Class A	15	927
Monster Beverage 1990 Corporation (a)	9	844
Nestle SA - Class N	25	2,901
P/F Bakkafrost Sales	1	32
PepsiCo, Inc.	3	438
Philip Morris International Inc.	19	1,904
Pola Orbis Holdings Inc. (c)	5	61
Procter & Gamble Co.	13	1,929
Seven & I Holdings Co., Ltd.	18	710
The Clorox Company	—	21
The Coca-Cola Company	16	1,019
Unilever PLC	39	1,769
Walmart Inc.	16	1,903
Welcia Holdings Co., Ltd.	8	162
Wilmar International Limited	213	619
		21,957
Materials 3.3%
Air Products and Chemicals, Inc.	1	283
Akzo Nobel N.V.	7	480
Albemarle Corporation	—	78
Amcor Ltd. - CDI	30	375
Anglo American PLC	2	83
Antofagasta PLC	32	448
Asahi Kasei Corp.	50	379
Avery Dennison Corporation	1	160
Ball Corporation	7	480
BASF SE - Class N	8	342
BHP Group Limited	29	799
BHP Group PLC	28	791
Boliden AB	6	186
Central Asia Metals PLC	12	33
CF Industries Holdings Inc.	1	86
Corteva, Inc.	2	103
Covestro AG (b)	8	271
Element Solutions, Inc.	1	27
Ero Copper Corp. (a)	1	10
FMC Corporation	1	110
Franco-Nevada Corporation	1	104
Grupo Mexico SAB de CV - Class B	21	86
Impala Platinum Holdings Limited	1	10
Independence Group NL	137	934
International Flavors & Fragrances Inc.	7	809
International Paper Company	3	118
Johnson Matthey PLC	18	425
Joint Stock Company "Alrosa" (Public Stock Society) (d)	40	—
K92 Mining Inc. (a)	24	143
Karora Resources Inc. (a)	20	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Koninklijke DSM N.V.	—	14
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	630
Linde Public Limited Company	3	901
Martin Marietta Materials Inc.	—	48
Mayr-Melnhof Karton Aktiengesellschaft	—	18
Mondi plc	2	29
Nippon Steel Corporation	4	59
Norsk Hydro ASA	4	24
Northern Star Resources Ltd.	20	95
Nucor Corporation	1	117
Nutrien Ltd.	7	588
OZ Minerals Ltd.	4	50
Packaging Corporation of America	2	269
Perseus Mining Limited	77	84
Public Joint Stock Society "Polyus" (b) (d)	—	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" (d)	—	—
Reliance Steel & Aluminum Co.	1	191
Rio Tinto Ltd.	4	294
Rio Tinto PLC	2	143
Royal Gold Inc.	—	25
RPM International Inc.	2	153
Sealed Air Corporation	3	144
Sherwin-Williams Co.	5	1,103
Shin-Etsu Chemical Co. Ltd.	—	23
Sibanye Stillwater	11	28
Sika AG	—	22
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	1	92
South32 Limited	153	414
Southern Copper Corporation	1	57
Steel Dynamics Inc.	2	113
Stora Enso Oyj - Class R	33	511
Svenska Cellulosa Aktiebolaget SCA - Class B	2	28
Tietto Minerals Limited (a)	105	23
Tosoh Corp.	4	53
Umicore	8	291
UPM-Kymmene Oyj	1	41
Vale S.A.	4	65
Victoria Gold Corp. (a)	7	56
Vulcan Materials Co.	1	141
Wesdome Gold Mines Ltd (a)	21	178
West Fraser Timber Co. Ltd.	—	23
West Fraser Timber Co. Ltd.	—	17
Westrock Company, Inc.	2	70
Wheaton Precious Metals Corp.	1	42
		15,471
Utilities 2.9%
Ameren Corporation	6	520
American Electric Power Company, Inc.	10	940
CMS Energy Corp.	3	225
Dominion Energy, Inc.	24	1,925
DTE Energy Company	3	319
Duke Energy Corporation	7	764
Electric Power Development Co., Ltd. - Class D	16	264
Enel SpA	5	26
Engie	72	825
Exelon Corporation	1	36
Horizon Holdings I	1	29
Iberdrola, Sociedad Anonima	1	14
National Grid PLC	50	640
NextEra Energy, Inc.	11	857
NiSource Inc.	17	504
Pacific Gas And Electric Company (a)	6	61
Sempra Energy	12	1,741
The Southern Company	37	2,649
WEC Energy Group Inc.	3	323
Xcel Energy Inc.	14	971
		13,633
Energy 2.3%
Aker ASA	1	33
Baker Hughes, a GE Company, LLC - Class A	4	114
Cactus Inc. - Class A	1	31
Canadian Natural Resources Ltd.	1	39
ChampionX Corporation	1	24
Chevron Corporation	4	508
ConocoPhillips	9	809
Devon Energy Corporation	2	105
Enbridge Inc.	—	19
Enerflex Ltd.	3	13
EOG Resources, Inc.	3	384
Equinor ASA	44	1,530
Equitrans Midstream Corp.	3	21
Exxon Mobil Corporation	8	688
Galp Energia, SGPS, S.A.	4	52
Halliburton Company	9	267
Hess Corporation	2	165
Liberty Oilfield Services Inc. - Class A (a)	1	17
Lundin Energy AB (a) (c) (d)	1	46
Magnolia Oil & Gas Corp. - Class A	2	41
Marathon Petroleum Corporation	2	146
NAC Kazatomprom JSC - GDR	2	46
Pioneer Natural Resources Co.	1	223
Shell PLC - Class A	2	49
Shell PLC - Class A - ADR	10	502
TC Energy Corporation	4	183
TechnipFMC PLC	3	21
TGS NOPEC Geophysical Company ASA	1	18
The Williams Companies, Inc.	4	125
Total SA	62	3,268
Total SA - ADR	10	512
Valero Energy Corporation	—	45
Woodside Energy Group Ltd	4	92
WorleyParsons Ltd.	56	552
		10,688
Real Estate 2.2%
Acadia Realty Trust	5	73
Alexandria Real Estate Equities, Inc.	1	205
American Homes 4 Rent - Class A	4	151
American Tower Corporation	2	415
Apartment Income REIT Corp.	1	35
Apple Hospitality REIT, Inc.	7	98
AvalonBay Communities, Inc.	2	424
Big Yellow Group PLC	1	17
Camden Property Trust	2	207
Canadian Apartment Properties REIT	1	23
CapitaMall Trust	20	32
China Resources Mixc Lifestyle Services Limited (b)	2	12
Crown Castle International Corp.	1	113
CubeSmart	4	170
Daiwa Office Investment Corporation	—	31
Derwent London PLC	1	37
Digital Core REIT Management Pte. Ltd. (a) (b)	47	37
Douglas Emmett, Inc.	3	68
EastGroup Properties Inc.	—	72
Equinix, Inc.	1	725
Equity Lifestyle Properties, Inc.	5	347
Equity Residential	4	316
Essex Property Trust Inc.	1	254
Extra Space Storage Inc.	1	109
Fabege AB	3	33
Federal Realty Investment Trust	—	28
Gecina SA	—	14
Goodman Funding Pty Ltd	4	47
Great Portland Estates P L C	49	341
Healthcare Trust of America, Inc. - Class A	2	44
Hongkong Land Holdings Ltd.	12	58
Host Hotels & Resorts, Inc.	32	497
KATITAS Co., Ltd.	1	17
Kilroy Realty Corporation	1	63
Kimco Realty Corporation	3	50
Kojamo Oyj (b)	2	37
Lendlease Global Commercial REIT (b)	33	19
Mitsui Fudosan Co. Ltd.	40	861
Mitsui Fudosan Logistics Park Investment Corporation	—	30
Open Doors Technology Inc. - Class A (a) (c)	15	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Pebblebrook Hotel Trust	4	68
ProLogis Inc.	9	1,098
PS Business Parks, Inc.	—	62
Public Storage	1	423
Rayonier Inc.	1	56
Regency Centers Corp.	2	117
Rexford Industrial Realty, Inc.	3	193
SBA Communications Corporation	2	527
Scentre Group Limited	208	371
Simon Property Group, Inc.	2	185
SL Green Realty Corp.	1	40
Summit Industrial Income REIT	5	61
Sun Communities Inc.	—	16
Sun Hung Kai Properties Ltd.	4	41
Terreno Realty Corporation	2	108
The Howard Hughes Corporation (a)	—	24
The Unite Group PLC	2	22
Tokyo Tatemono Co. Ltd.	2	29
Ventas, Inc.	1	27
Vonovia SE	—	13
Warehouses De Pauw	1	30
Welltower Inc.	5	426
Weyerhaeuser Company	—	12
		10,129
Total Common Stocks (cost $299,803)		293,453
GOVERNMENT AND AGENCY OBLIGATIONS 18.1%
Mortgage-Backed Securities 9.0%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	88	87
3.00%, 11/01/34 - 01/01/50	492	466
1.50%, 04/01/37	30	28
2.50%, 04/01/37 - 05/01/52	2,786	2,519
4.00%, 06/01/37 - 02/01/50	408	406
5.00%, 12/01/41 - 10/01/51	373	384
2.00%, 03/01/42 - 05/01/52	3,924	3,422
5.50%, 05/01/44	35	38
4.50%, 05/01/50	31	32
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 04/01/52	5,538	5,041
3.00%, 11/01/33 - 07/01/50	4,390	4,192
3.50%, 12/01/33 - 01/01/52	3,045	2,982
1.50%, 04/01/37 - 01/01/42	866	775
4.00%, 06/01/37 - 12/01/49	1,545	1,542
5.00%, 06/01/40 - 12/01/47	297	313
4.50%, 04/01/41 - 05/01/50	993	1,022
6.00%, 07/01/41	220	240
2.00%, 04/01/42 - 04/01/52	4,789	4,176
5.50%, 05/01/44	212	227
TBA, 2.00%, 07/15/52 (e)	1,460	1,267
TBA, 4.00%, 07/15/52 (e)	1,230	1,213
TBA, 4.50%, 07/15/52 (e)	820	823
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,547	1,521
3.00%, 05/15/43 - 06/20/52	2,091	1,981
4.50%, 07/20/45 - 08/20/47	369	384
4.00%, 09/20/45 - 10/20/50	713	716
5.50%, 03/20/48 - 03/20/49	178	189
5.00%, 05/20/48 - 06/20/49	264	274
2.50%, 08/20/50 - 01/20/52	2,579	2,369
2.00%, 03/20/51 - 05/20/52	2,084	1,858
TBA, 2.00%, 07/15/52 (e)	335	297
TBA, 3.00%, 07/15/52 (e)	415	391
TBA, 4.00%, 07/15/52 (e)	275	274
TBA, 4.50%, 07/15/52 (e)	295	299
		41,748
U.S. Treasury Note 4.8%
Treasury, United States Department of
0.13%, 05/31/23	130	127
0.25%, 08/31/25	600	549
0.38%, 11/30/25	4,555	4,160
0.88%, 06/30/26	7,395	6,787
0.75%, 08/31/26	1,750	1,592
1.88%, 02/28/27 - 02/15/32	6,245	5,849
0.63%, 05/15/30	700	584
1.25%, 08/15/31	2,820	2,427
		22,075
U.S. Treasury Bond 2.7%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,734
1.13%, 05/15/40	790	550
1.88%, 02/15/41 - 02/15/51	1,665	1,263
1.75%, 08/15/41	615	468
3.13%, 11/15/41	485	465
3.00%, 08/15/48 (f)	4,675	4,415
2.00%, 02/15/50 - 08/15/51	2,435	1,884
1.25%, 05/15/50	300	191
1.38%, 08/15/50	380	250
2.38%, 05/15/51	125	106
		12,326
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	298
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	252
California, State of
7.55%, 04/01/39	240	326
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	237
Chicago Transit Authority
6.90%, 12/01/40	300	360
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	139
3.09%, 11/01/40	260	217
Great Lakes Water Authority
3.06%, 07/01/39	60	51
Houston, City of
2.39%, 07/01/31	70	60
Metropolitan Transportation Commission
6.91%, 10/01/50	235	324
Municipal Electric Authority of Georgia
6.66%, 04/01/57	336	403
Oregon Department of Transportation
1.76%, 11/15/32	190	154
Texas A&M University
3.33%, 05/15/39	250	222
Trustees of the California State University
2.80%, 11/01/41	350	266
		3,309
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
0.63%, 04/15/23 - 01/15/24 (g)	322	328
0.38%, 07/15/23 - 07/15/25 (g)	472	480
0.50%, 04/15/24 (g)	2	2
0.13%, 07/15/24 - 02/15/52 (g)	1,568	1,564
0.25%, 01/15/25 (g)	176	177
0.75%, 02/15/42 (g)	4	4
		2,555
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 1.93%, (SOFR 30-Day Average + 1.00%), 12/26/41 (h)	63	62
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 1.63%, (SOFR 30-Day Average + 0.70%), 08/25/33 (h)	65	65
Series 2021-M1-DNA2, REMIC, 1.73%, (SOFR 30-Day Average + 0.80%), 08/25/33 (h)	46	46
Series 2021-M2-DNA3, REMIC, 3.03%, (SOFR 30-Day Average + 2.10%), 10/25/33 (h)	85	79
Series 2021-M1-DNA7, REMIC, 1.78%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	200	194
Series 2022-M1A-HQA1, REMIC, 3.03%, (SOFR 30-Day Average + 2.10%), 03/25/42 (h)	213	211
Series 2022-M1A-DNA3, REMIC, 2.58%, (SOFR 30-Day Average + 2.00%), 04/25/42 (h)	262	257
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	72	14
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Series 2020-M1-DNA6, REMIC, 1.83%, (SOFR 30-Day Average + 0.90%), 12/27/50 (h)	—	—
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 2.72%, (1 Month USD LIBOR + 1.10%), 11/26/29 (h)	78	76
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	103
		1,107
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	163
3.50%, 02/12/34	360	295
Government of the Republic of Panama
3.30%, 01/19/33	350	297
Manitoba, Province of
2.60%, 04/16/24	176	174
		929
Total Government And Agency Obligations (cost $90,384)		84,049
CORPORATE BONDS AND NOTES 13.2%
Financials 4.2%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (i)	145	144
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	371
AIA Group Limited
3.13%, 03/13/23 (b)	400	400
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (i)	150	124
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	156
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	177
Bank of America Corporation
2.65%, 03/11/32	250	210
2.68%, 06/19/41	340	245
4.33%, 03/15/50	175	157
Barclays PLC
2.85%, 05/07/26 (j)	250	236
2.28%, 11/24/27 (j)	200	178
BBVA Bancomer, S.A.
4.38%, 04/10/24 (i)	275	273
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	227
BPCE
4.00%, 09/12/23 (i)	510	510
BroadStreet Partners, Inc.
5.88%, 04/15/29 (i)	280	218
Capital One Financial Corporation
3.65%, 05/11/27	240	228
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	94
CNO Global Funding
2.65%, 01/06/29 (i)	445	389
Corebridge Financial, Inc.
4.40%, 04/05/52 (i)	415	346
Credit Suisse Group AG
3.00%, 12/14/23 (h) (i)	275	273
Danske Bank A/S
1.23%, 06/22/24 (i)	435	409
Discover Bank
2.70%, 02/06/30	250	208
EG Global Finance PLC
6.75%, 02/07/25 (i)	400	376
Fifth Third Bancorp
1.63%, 05/05/23	80	79
FirstCash Holdings, Inc.
5.63%, 01/01/30 (i)	280	245
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	162
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	168
HUB International Limited
5.63%, 12/01/29 (i)	325	272
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (i)	475	475
JPMorgan Chase & Co.
3.38%, 05/01/23	475	475
3.63%, 12/01/27	300	288
2.96%, 05/13/31	110	95
KeyCorp
2.25%, 04/06/27	280	251
Liberty Mutual Group Inc.
4.25%, 06/15/23 (i)	100	100
Lincoln National Corporation
3.80%, 03/01/28	325	310
LYB International Finance II B.V.
3.50%, 03/02/27	325	310
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	125
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	380
Moody's Corporation
2.00%, 08/19/31	310	253
Morgan Stanley
3.13%, 07/27/26	275	262
3.97%, 07/22/38	300	269
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	334
Nationwide Building Society
1.50%, 10/13/26 (i)	380	339
NatWest Markets N.V.
4.75%, 07/28/25 (i)	325	324
New York Life Global Funding
1.10%, 05/05/23 (i)	60	59
Nordea Bank AB
1.00%, 06/09/23 (i)	235	229
Panasonic Corporation
2.54%, 07/19/22 (i)	200	200
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (i)	30	22
PNC Bank, National Association
3.50%, 06/08/23	275	276
Pricoa Global Funding I
3.45%, 09/01/23 (i)	600	601
Protective Life Global Funding
1.08%, 06/09/23 (i)	235	229
Rocket Mortgage, LLC
4.00%, 10/15/33 (i)	197	141
Royal Bank of Canada
1.60%, 04/17/23 (j)	205	202
Ryan Specialty Group, LLC
4.38%, 02/01/30 (i)	210	183
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	168
Santander UK Group Holdings PLC
2.47%, 01/11/28	200	177
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	138	137
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (i)	360	352
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	186
2.61%, 01/12/28 (i)	200	179
Synchrony Financial
4.25%, 08/15/24	335	330
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	358
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	532

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (j)	375	375
The Toronto-Dominion Bank
3.50%, 07/19/23	525	526
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (i) (j)	375	372
USA Compression Finance Corp.
6.88%, 09/01/27	265	235
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (i)	355	284
Wells Fargo & Company
2.39%, 06/02/28	155	139
3.07%, 04/30/41	535	417
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	297
Willis North America Inc.
3.60%, 05/15/24	150	148
4.50%, 09/15/28	195	187
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	458
		19,464
Communication Services 1.7%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	224
AT&T Inc.
4.35%, 03/01/29	35	34
2.25%, 02/01/32	290	237
3.50%, 06/01/41	230	184
Audacy, Inc.
6.75%, 03/31/29 (i)	285	152
Baidu, Inc.
3.88%, 09/29/23	275	276
CCO Holdings, LLC
4.50%, 05/01/32	275	223
Charter Communications Operating, LLC
4.50%, 02/01/24	550	553
Comcast Corporation
2.65%, 02/01/30	70	63
3.90%, 03/01/38	200	181
3.45%, 02/01/50	300	238
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	285	242
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	197
DISH DBS Corporation
7.38%, 07/01/28	360	245
DKT Finance ApS
9.38%, 06/17/23 (i)	200	192
Expedia Group, Inc.
5.00%, 02/15/26	73	73
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	104
6.00%, 01/15/30 (i)	110	85
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (i)	25	21
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (i)	205	163
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (i)	175	163
Level 3 Financing, Inc.
3.63%, 01/15/29 (i)	315	242
Millennium Escrow Corporation
6.63%, 08/01/26 (i)	145	119
News Corporation
5.13%, 02/15/32 (c) (i)	75	67
Northwest Fiber, LLC
4.75%, 04/30/27 (i)	270	224
Omnicom Group Inc.
3.65%, 11/01/24	100	99
Outfront Media Capital Corporation
4.25%, 01/15/29 (i)	265	211
Radiate HoldCo, LLC
6.50%, 09/15/28 (i)	290	224
Rogers Communications Inc.
4.50%, 03/15/42 (i)	315	280
Sinclair Television Group, Inc.
4.13%, 12/01/30 (i)	300	238
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	427
Telesat Canada
6.50%, 10/15/27 (i)	184	79
Tencent Holdings Limited
2.99%, 01/19/23 (i)	375	374
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (i)	240	190
Urban One, Inc.
7.38%, 02/01/28 (i)	330	283
Verizon Communications Inc.
4.27%, 01/15/36	175	165
2.65%, 11/20/40	135	99
4.00%, 03/22/50	150	130
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	198
Weibo Corporation
3.50%, 07/05/24	355	346
		7,845
Consumer Discretionary 1.4%
Adient Global Holdings Ltd
4.88%, 08/15/26 (i)	270	237
Allison Transmission, Inc.
3.75%, 01/30/31 (i)	155	124
Amazon.com, Inc.
3.88%, 08/22/37	225	213
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	367
Carnival Corporation
5.75%, 03/01/27 (i)	415	300
Carvana Co.
10.25%, 05/01/30 (i)	135	111
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	220
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (c) (i)	266	196
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	274
Hasbro, Inc.
3.00%, 11/19/24 (k)	155	151
3.55%, 11/19/26	235	225
Hyundai Capital America
2.38%, 02/10/23 (i)	105	104
1.65%, 09/17/26 (i)	245	216
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (i)	265	197
L Brands, Inc.
5.25%, 02/01/28 (c)	180	152
Life Time, Inc.
5.75%, 01/15/26 (i)	234	210
LSF9 Atlantis
7.75%, 02/15/26 (i)	480	408
Magallanes, Inc.
5.05%, 03/15/42 (i)	335	285
Magic Mergeco, Inc.
7.88%, 05/01/29 (c) (i)	275	182
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (i)	310	212
Marriott International, Inc.
4.65%, 12/01/28	305	299
NMG Holding Company, Inc.
7.13%, 04/01/26 (i)	215	199
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	145
QVC, Inc.
4.45%, 02/15/25	275	244
Studio City Finance Limited
5.00%, 01/15/29 (i)	235	118
Tempur Sealy International, Inc.
3.88%, 10/15/31 (i)	148	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
The TJX Companies, Inc.
1.60%, 05/15/31	155	125
Wheel Pros, Inc.
6.50%, 05/15/29 (c) (i)	300	212
White Cap Parent, LLC
8.25%, 03/15/26 (i) (l)	335	282
Yum! Brands, Inc.
3.63%, 03/15/31	255	216
		6,335
Energy 1.2%
APT Pipelines Limited
4.25%, 07/15/27 (i)	225	219
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	120	116
5.88%, 06/30/29 (c) (i)	240	212
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	97
Canadian Natural Resources Limited
2.95%, 07/15/30	170	149
Chevron Corporation
2.00%, 05/11/27	115	106
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (i)	110	96
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	120	108
Enbridge Inc.
4.25%, 12/01/26	275	271
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (i)	245	232
Energy Transfer LP
5.25%, 04/15/29	120	119
3.75%, 05/15/30	75	68
Eni S.p.A.
4.00%, 09/12/23 (i)	200	199
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (i)	240	236
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	280	266
Hess Corporation
4.30%, 04/01/27	150	146
Hess Infrastructure Partners LP
4.25%, 02/15/30 (i)	210	178
5.50%, 10/15/30 (i)	55	49
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	325	292
Occidental Petroleum Corporation
8.50%, 07/15/27	105	116
6.38%, 09/01/28	180	182
6.63%, 09/01/30	45	46
6.45%, 09/15/36	55	57
PDV America, Inc.
9.25%, 08/01/24 (i)	360	350
Pioneer Natural Resources Company
1.13%, 01/15/26	115	103
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	53
Saudi Arabian Oil Company
2.88%, 04/16/24 (i)	455	447
SM Energy Company
5.63%, 06/01/25	105	99
6.50%, 07/15/28 (c)	60	56
Sunoco LP
4.50%, 05/15/29	125	103
4.50%, 04/30/30 (i)	130	106
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (i)	320	268
Total Capital International
2.99%, 06/29/41	265	209
Transocean Proteus Limited
6.25%, 12/01/24 (i)	49	47
Valero Energy Corporation
2.85%, 04/15/25	73	71
Weatherford International Ltd.
6.50%, 09/15/28 (i)	115	103
8.63%, 04/30/30 (i)	124	103
Williams Partners L.P.
5.10%, 09/15/45	175	163
		5,841
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	289
4.70%, 05/14/45	100	94
4.25%, 11/21/49	195	172
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	226
Banner Health
1.90%, 01/01/31	70	58
Bausch Health Companies Inc.
9.25%, 04/01/26 (c) (i)	105	75
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (i)	250	97
Becton, Dickinson and Company
3.70%, 06/06/27	180	174
2.82%, 05/20/30	140	123
Biogen Inc.
2.25%, 05/01/30	320	262
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	526
Cigna Holding Company
3.00%, 07/15/23	500	497
CommonSpirit Health
2.76%, 10/01/24	105	102
2.78%, 10/01/30	75	64
Community Health Systems, Inc.
6.88%, 04/01/28 (c) (i)	285	160
5.25%, 05/15/30 (i)	105	80
CVS Health Corporation
5.05%, 03/25/48	475	454
Herbalife International, Inc.
4.88%, 06/01/29 (i)	200	138
Humana Inc.
2.15%, 02/03/32	120	97
Mednax, Inc.
5.38%, 02/15/30 (i)	195	167
Northwell Health, Inc.
3.98%, 11/01/46	175	153
PerkinElmer, Inc.
1.90%, 09/15/28	210	175
Perrigo Finance Unlimited Company
4.40%, 06/15/30 (k) (m)	315	277
Providence St. Joseph Health
3.93%, 10/01/48	550	483
Stanford Health Care
3.80%, 11/15/48	150	132
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	122
UnitedHealth Group Incorporated
2.90%, 05/15/50	270	200
		5,397
Industrials 0.8%
Air Lease Corporation
2.20%, 01/15/27	140	122
ARD Finance S.A.
6.50%, 06/30/27 (i) (l)	400	297
Bombardier Inc.
7.88%, 04/15/27 (i)	180	150
Canadian Pacific Railway Limited
1.75%, 12/02/26	105	95
Deluxe Corporation
8.00%, 06/01/29 (i)	310	254
Granite US Holdings Corporation
11.00%, 10/01/27 (i)	222	209
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (i)	265	230
Kansas City Southern
2.88%, 11/15/29	210	188
3.50%, 05/01/50	180	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Lockheed Martin Corporation
3.55%, 01/15/26	125	125
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (i)	120	102
Pike Corporation
5.50%, 09/01/28 (i)	290	232
Raytheon Technologies Corporation
3.20%, 03/15/24	350	349
Republic Services, Inc.
3.38%, 11/15/27	100	95
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (i)	100	85
Roper Technologies, Inc.
3.80%, 12/15/26	375	366
Spirit AeroSystems, Inc.
4.60%, 06/15/28	335	248
Tutor Perini Corporation
6.88%, 05/01/25 (c) (i)	240	196
Waste Connections, Inc.
2.20%, 01/15/32	145	118
		3,601
Real Estate 0.7%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	264
Brookfield Property REIT Inc.
5.75%, 05/15/26 (i)	275	250
Crown Castle International Corp.
2.25%, 01/15/31	185	150
2.10%, 04/01/31	255	203
Duke Realty Limited Partnership
4.00%, 09/15/28	410	398
Essex Portfolio, L.P.
3.38%, 04/15/26	525	507
Healthpeak Properties, Inc.
2.13%, 12/01/28	85	73
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	125
Kimco Realty Corporation
3.30%, 02/01/25	150	147
Public Storage
1.95%, 11/09/28	125	108
Realty Income Corporation
2.20%, 06/15/28	75	66
Regency Centers, L.P.
3.60%, 02/01/27	100	97
Service Properties Trust
4.95%, 02/15/27	110	80
3.95%, 01/15/28	208	144
Simon Property Group, L.P.
2.65%, 02/01/32	350	289
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	160
VICI Properties Inc.
4.13%, 08/15/30 (i)	250	215
W.P. Carey Inc.
3.85%, 07/15/29	150	140
		3,416
Utilities 0.6%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (i)	209	209
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	48
3.70%, 01/15/39 (i)	50	42
Clearway Energy Operating LLC
3.75%, 02/15/31 (i)	273	221
CMS Energy Corporation
3.00%, 05/15/26	100	96
Duke Energy Progress, LLC
3.70%, 10/15/46	100	85
Enel Finance International N.V.
1.88%, 07/12/28 (i)	200	168
Eversource Energy
3.30%, 01/15/28	100	94
FirstEnergy Corp.
7.38%, 11/15/31	225	252
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	246
NiSource Finance Corp.
3.95%, 03/30/48	150	124
Pacific Gas And Electric Company
2.10%, 08/01/27	135	113
San Diego Gas & Electric Company
4.10%, 06/15/49	425	377
State Grid Overseas Investment Limited
3.75%, 05/02/23 (i)	400	402
Virginia Electric and Power Company
4.00%, 01/15/43	275	241
Vistra Operations Company LLC
3.55%, 07/15/24 (i)	140	135
		2,853
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	182
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	279
BAT Capital Corp.
4.39%, 08/15/37	295	234
Coty Inc.
6.50%, 04/15/26 (c) (i)	110	101
4.75%, 01/15/29 (i)	295	254
Danone
2.95%, 11/02/26 (i)	250	240
Diageo Capital PLC
1.38%, 09/29/25	210	196
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	265	210
RELX Capital Inc.
3.00%, 05/22/30	95	85
Rite Aid Corporation
7.50%, 07/01/25 (i)	289	234
Sigma Holdco B.V.
7.88%, 05/15/26 (c) (i)	450	252
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	119
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	265	188
		2,593
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	178
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	265
Element Solutions, Inc.
3.88%, 09/01/28 (i)	50	41
ERO Copper Corp.
6.50%, 02/15/30 (i)	345	277
GrafTech Finance Inc.
4.63%, 12/15/28 (i)	285	238
Legacy Vulcan Corp.
4.50%, 06/15/47	100	89
Novelis Corporation
3.88%, 08/15/31 (i)	225	173
Nucor Corporation
3.95%, 05/01/28	250	242
Polar US Borrower, LLC
6.75%, 05/15/26 (i)	285	201
Scih Salt Holdings Inc.
6.63%, 05/01/29 (i)	325	261
Venator Materials Corporation
5.75%, 07/15/25 (c) (i)	284	228
		2,207
Information Technology 0.4%
Amphenol Corporation
2.20%, 09/15/31	90	74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Apple Inc.
2.95%, 09/11/49	200	157
Commscope Finance LLC
8.25%, 03/01/27 (i)	284	226
Entegris, Inc.
3.63%, 05/01/29 (i)	164	137
Fiserv, Inc.
3.20%, 07/01/26	110	104
Microsoft Corporation
2.92%, 03/17/52	100	79
NXP B.V.
3.15%, 05/01/27	35	33
Salesforce, Inc.
2.70%, 07/15/41	350	271
Veritas USA Inc.
7.50%, 09/01/25 (i)	350	263
ViaSat, Inc.
6.50%, 07/15/28 (i)	265	184
VMware, Inc.
1.40%, 08/15/26	320	283
		1,811
Total Corporate Bonds And Notes (cost $69,779)		61,363
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	348	307
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	120	109
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	38	36
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (h)	128	118
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (h)	38	35
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	208	208
Series 2018-A-2A, 4.00%, 03/20/24	395	395
Series 2019-B-2A, 3.55%, 09/20/24	165	161
Barclays Mortgage Loan Trust 2021-NQM1 Trust
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	127	116
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 3.46%, (1 Month USD LIBOR + 2.14%), 10/15/25 (h)	265	264
BFLD Trust
Series 2019-C-DPLO, REMIC, 2.86%, (1 Month USD LIBOR + 1.54%), 10/16/34 (h)	215	207
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 2.62%, (1 Month Term SOFR + 1.34%), 02/15/24 (h)	370	355
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	45	43
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, 3.40%, 02/10/44	215	191
BX Commercial Mortgage Trust 2022-LP2
Series 2022-C-LP2, REMIC, 2.90%, (SOFR 30-Day Average + 1.56%), 02/16/27 (h)	145	136
BX Trust 2021-LGCY
Series 2021-C-LGCY, 1.56%, 10/15/36 (h)	295	275
BX Trust 2022-IND
Series 2022-C-IND, REMIC, 3.62%, (1 Month Term SOFR + 2.29%), 04/15/37 (h)	385	370
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	122
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	172
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	146
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 2.18%, (3 Month USD LIBOR + 1.14%), 07/15/36 (h)	250	242
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/12/23 (h)	100	97
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	254
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	18	17
COLT Funding LLC
Series 2021-A1-6, REMIC, 1.91%, 11/25/61 (h)	183	159
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	107
COMM Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	394
Series 2015-AM-CR23, REMIC, 3.80%, 04/10/25	330	320
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (h)	66	61
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	126	122
Series 2020-A2-1A, 3.79%, 07/20/50	84	79
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 2.60%, (3 Month USD LIBOR + 1.12%), 05/22/34 (h)	250	242
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	23	23
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	67	60
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	91
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	110	106
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 2.70%, (1 Month USD LIBOR + 1.38%), 07/17/23 (h)	129	125
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	157
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 2.43%, (SOFR 30-Day Average + 1.50%), 10/25/41 (h)	115	105
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (h)	150	122
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 3.26%, (1 Month USD LIBOR + 1.93%), 12/15/36 (h) (m)	95	90
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	87	81
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (h)	259	238
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 2.69%, 10/17/22 (h)	250	243
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	92
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	405
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	109
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	136	132
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 2.42%, (1 Month USD LIBOR + 1.10%), 04/15/26 (h)	360	342
MHC Trust 2021-MHC2
Series 2021-D-MHC2, 2.82%, (1 Month USD LIBOR + 1.50%), 05/15/23 (h)	155	146
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (h)	106	104
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	213
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	84	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	39	38
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	95	90
Series 2019-A-GA, 2.40%, 05/15/28	34	33
Series 2019-A2-CA, 3.13%, 07/15/28	102	101
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 03/15/28	51	47
Nelnet Student Loan Trust
Series 2020-A-1A, 2.36%, (1 Month USD LIBOR + 0.74%), 03/26/68 (h)	75	75
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	304	283
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 2.91%, (1 Month USD LIBOR + 1.59%), 04/15/32 (h)	199	191
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (h)	67	64
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	25	24
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	210	182
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 3.32%, (1 Month USD LIBOR + 2.00%), 12/15/38 (h)	380	361
OBX Trust
Series 2019-2A2-EXP3, REMIC, 2.72%, (1 Month USD LIBOR + 1.10%), 09/25/59 (h)	16	16
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	21	21
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	69	67
Series 2020-2A2-EXP1, REMIC, 2.57%, (1 Month USD LIBOR + 0.95%), 01/26/60 (h)	21	21
Palmer Square CLO Ltd
Series 2021-A-2A, 2.19%, (3 Month USD LIBOR + 1.15%), 07/17/34 (h)	255	246
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.25%, 11/25/36 (h)	241	217
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	214	194
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	257
ServiceMaster Funding LLC
Series 2021-A2I-1, 2.87%, 07/30/28	174	152
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 2.82%, (1 Month USD LIBOR + 1.50%), 05/15/28 (h)	155	146
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 2.82%, (1 Month USD LIBOR + 1.50%), 06/16/31 (h) (m)	376	369
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	78	75
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 3.07%, (1 Month USD LIBOR + 1.75%), 05/17/32 (h)	153	154
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 2.77%, (1 Month USD LIBOR + 1.45%), 08/15/25 (h)	128	128
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 2.19%, (1 Month USD LIBOR + 0.87%), 07/15/36 (h)	68	67
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	255	226
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (h)	1	1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	136	133
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	48	46
Starwood Mortgage Residential Trust 2021-2
Series 2021-A2-2, REMIC, 1.17%, 05/25/23	46	44
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (h)	121	118
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (h)	105	104
Verus Securitization Trust
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	186
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (h) (m)	84	81
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	64	59
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (h)	327	296
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (h)	1	1
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	108
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	113
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,881)		14,048
PREFERRED STOCKS 0.4%
Health Care 0.4%
Roche Holding AG	5	1,751
Utilities 0.0%
NextEra Energy, Inc., 5.28%, 03/01/23 (j)	1	54
The AES Corporation, 6.88%, 02/15/24 (j)	1	80
The Southern Company, 6.75%, 08/01/22 (j)	1	45
		179
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	12	110
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	6	98
Total Preferred Stocks (cost $1,993)		2,138
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Consumer Discretionary 0.2%
KNS Acquisition Corp.
Term Loan, 7.26%, (3 Month USD LIBOR + 6.25%), 04/16/27 (h)	250	227
Naked Juice LLC
2nd Lien Term Loan, 6.75%, (SOFR + 6.00%), 01/25/30 (d) (h)	145	130
Staples, Inc.
7 Year Term Loan, 6.29%, (3 Month USD LIBOR + 5.00%), 04/05/26 (h)	271	235
The Enterprise Development Authority
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/19/28 (h)	174	166
		758
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	245	233
Tutor Perini Corporation
Term Loan B, 5.76%, (3 Month USD LIBOR + 4.75%), 08/13/27 (h)	271	253
		486
Health Care 0.1%
Bausch Health Companies Inc.
2022 Term Loan B, 6.55%, (SOFR + 5.25%), 01/27/27 (h)	275	235
Consumer Staples 0.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 12/31/24 (h)	277	211
Total Senior Floating Rate Instruments (cost $1,903)		1,690

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.8%
T. Rowe Price Government Reserve Fund, 1.30% (o) (p)	8,148	8,148
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 1.41% (o) (p)	3,281	3,281
Total Short Term Investments (cost $11,429)		11,429
Total Investments 100.8% (cost $490,172)		468,170
Other Derivative Instruments 0.0%		43
Other Assets and Liabilities, Net (0.8)%		(3,922)
Total Net Assets 100.0%		464,291

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $4,513.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $29,588 and 6.4% of the Fund.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.8%
United Kingdom	4.3
Japan	4.2
France	3.0
Switzerland	2.2
Canada	1.8
Germany	1.6
Australia	1.5
Netherlands	1.3
Norway	0.7
Sweden	0.5
Singapore	0.5
Ireland	0.5
China	0.5
Taiwan	0.4
Italy	0.4
Finland	0.4
South Korea	0.4
Hong Kong	0.3
Cayman Islands	0.2
Chile	0.2
Mexico	0.2
Denmark	0.2
Belgium	0.1
Panama	0.1
Spain	0.1
Luxembourg	0.1
Saudi Arabia	0.1
India	0.1
Bermuda	0.1
Brazil	0.1
Jersey	0.1
Austria	—
Virgin Islands (British)	—
Portugal	—
Kazakhstan	—
South Africa	—
Faroe Islands	—
Russian Federation	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	03/08/22	303	262	0.1
AIA Group Limited, 3.13%, 03/13/23	08/22/18	399	400	0.1
Amadeus IT Group SA	03/20/20	266	299	0.1
Bridgepoint Group PLC	07/21/21	270	154	—
Cellnex Telecom, S.A.	05/27/21	44	32	—
China Resources Mixc Lifestyle Services Limited	03/05/21	13	12	—
Covestro AG	03/25/20	451	271	0.1
Digital Core REIT Management Pte. Ltd.	11/29/21	49	37	—
Knorr - Bremse Aktiengesellschaft	10/11/18	263	159	—
Kojamo Oyj	08/14/18	40	37	—
Lendlease Global Commercial REIT	06/20/22	19	19	—
Public Joint Stock Society "Polyus"	06/10/20	27	—	—
Samsonite International S.A.	07/25/19	180	208	—
Siemens Healthineers AG	08/14/18	561	643	0.1
TE Connectivity Ltd.	09/17/20	606	548	0.1
Zalando SE	08/14/18	438	251	0.1
		3,929	3,332	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	25	October 2022	5,277	14	(27)
United States 5 Year Note	53	October 2022	5,975	35	(25)
				49	(52)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.38 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(2,000)	(1)	(1)	(29)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	07/22/22	AUD	16	11	(1)
AUD/USD	CIT	07/22/22	AUD	42	29	(1)
AUD/USD	SSB	07/22/22	AUD	17	12	(1)
CAD/USD	SSB	07/06/22	CAD	7	6	—
CAD/USD	MSC	07/22/22	CAD	38	30	—
CAD/USD	SSB	07/22/22	CAD	30	24	—
EUR/USD	GSC	08/19/22	EUR	28	30	(1)
GBP/USD	JPM	08/19/22	GBP	24	29	(1)
GBP/USD	SSB	08/19/22	GBP	24	29	(1)
JPY/USD	BOA	07/22/22	JPY	1,935	14	(1)
JPY/USD	MSC	07/22/22	JPY	1,535	11	(1)
JPY/USD	SSB	07/22/22	JPY	4,245	32	(2)
JPY/USD	SSB	07/22/22	JPY	775	6	—
NZD/USD	SSB	07/22/22	NZD	18	11	(1)
SEK/USD	BOA	08/19/22	SEK	295	29	(1)
SEK/USD	SSB	08/19/22	SEK	295	29	(1)
USD/AUD	MSC	07/22/22	AUD	(16)	(11)	1
USD/AUD	SSB	07/22/22	AUD	(57)	(42)	—
USD/CAD	MSC	07/22/22	CAD	(8)	(6)	—
USD/CAD	SSB	07/22/22	CAD	(62)	(48)	—
USD/EUR	BOA	08/19/22	EUR	(6)	(6)	—
USD/EUR	JPM	08/19/22	EUR	(17)	(18)	—
USD/EUR	SSB	08/19/22	EUR	(6)	(6)	—
USD/GBP	BCL	08/19/22	GBP	(5)	(6)	—
USD/GBP	CIT	08/19/22	GBP	(38)	(47)	1
USD/GBP	SSB	08/19/22	GBP	(5)	(6)	—
USD/JPY	BOA	07/22/22	JPY	(1,545)	(11)	1
USD/JPY	SSB	07/22/22	JPY	(6,945)	(50)	3
USD/NZD	CIT	07/22/22	NZD	(17)	(11)	1
USD/SEK	BOA	08/19/22	SEK	(530)	(52)	1
USD/SEK	GSC	08/19/22	SEK	(60)	(6)	—
					6	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	212,600	80,807	46	293,453
Government And Agency Obligations	—	84,049	—	84,049
Corporate Bonds And Notes	—	61,363	—	61,363
Non-U.S. Government Agency Asset-Backed Securities	—	14,048	—	14,048
Preferred Stocks	2,138	—	—	2,138
Senior Floating Rate Instruments	—	1,560	130	1,690
Short Term Investments	11,429	—	—	11,429
	226,167	241,827	176	468,170
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	8	—	8
	—	8	—	8
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(52)	—	—	(52)
Centrally Cleared Credit Default Swap Agreements	—	(29)	—	(29)
Open Forward Foreign Currency Contracts	—	(13)	—	(13)
	(52)	(42)	—	(94)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 66.9%
Information Technology 19.0%
Apple Inc.	2,259	308,852
MasterCard Incorporated - Class A	161	50,824
Microsoft Corporation (a)	2,857	733,727
NVIDIA Corporation	685	103,885
NXP Semiconductors N.V.	1,063	157,298
Salesforce.Com, Inc. (b)	824	135,910
TE Connectivity Ltd. (c)	2,195	248,397
Texas Instruments Incorporated	1,215	186,723
Visa Inc. - Class A	403	79,418
		2,005,034
Health Care 15.1%
Alcon AG	1,247	86,824
Avantor, Inc. (b)	1,739	54,072
Baxter International Inc.	27	1,759
Becton, Dickinson and Company (d)	857	211,239
Catalent Inc. (b)	641	68,722
Cooper Cos. Inc.	28	8,651
Danaher Corporation	1,125	285,321
Embecta Corp. (b) (d)	13	330
Hologic Inc. (a) (b)	155	10,755
Humana Inc. (a)	97	45,560
PerkinElmer Inc.	1,721	244,763
Teleflex Incorporated	280	68,815
Thermo Fisher Scientific Inc. (a)	570	309,415
UnitedHealth Group Incorporated	400	205,660
		1,601,886
Industrials 11.7%
Aurora Innovations Inc. - Class A (b) (e)	5,698	10,883
Equifax Inc.	61	11,060
Fortive Corporation	4,215	229,211
General Electric Company (a)	5,082	323,600
Ingersoll Rand Inc.	3,656	153,860
Roper Technologies, Inc.	376	148,373
Teledyne Technologies Inc. (b)	175	65,472
TransUnion	1,769	141,511
Waste Connections, Inc.	1,235	153,038
		1,237,008
Financials 7.6%
Intercontinental Exchange, Inc.	1,706	160,468
Marsh & McLennan Companies, Inc.	906	140,677
MSCI Inc. - Class A	252	103,886
S&P Global Inc.	368	123,913
The PNC Financial Services Group, Inc. (a)	1,745	275,306
		804,250
Consumer Discretionary 7.3%
Amazon.com, Inc. (b) (d)	3,400	361,115
Starbucks Corporation (a)	901	68,804
Yum! Brands, Inc. (a)	3,009	341,597
		771,516
Communication Services 3.3%
Alphabet Inc. - Class A (b) (d)	58	126,918
Alphabet Inc. - Class C (b)	79	171,883
Facebook, Inc. - Class A (b)	323	52,022
		350,823
Utilities 1.4%
Ameren Corporation	949	85,709
CMS Energy Corp.	729	49,223
Public Service Enterprise Group Inc. (a)	180	11,409
		146,341
Consumer Staples 0.7%
Keurig Dr Pepper Inc.	2,154	76,231
Energy 0.5%
EOG Resources, Inc.	209	23,104
Pioneer Natural Resources Co.	149	33,150
		56,254
Materials 0.3%
Linde Public Limited Company	97	27,971
Total Common Stocks (cost $7,481,488)		7,077,314
SENIOR FLOATING RATE INSTRUMENTS 14.3%
Financials 3.9%
Acrisure, LLC
2021 Incremental Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/15/27 (f)	5,399	5,042
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 05/07/25 (f)	34,264	32,183
Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 05/10/25 (f)	10,682	10,080
2021 Term Loan B4, 5.01%, (1 Month USD LIBOR + 3.50%), 11/06/27 (f)	47,311	43,893
Eagle Broadband Investments LLC
Term Loan, 4.06%, (3 Month USD LIBOR + 3.00%), 10/19/27 (f)	9,200	8,648
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (f) (g)	5,266	4,976
2021 Term Loan B, 4.18%, (3 Month USD LIBOR + 3.25%), 04/25/25 (f)	281	266
2018 Term Loan B, 4.21%, (3 Month USD LIBOR + 3.00%), 04/25/25 (f)	161,659	152,751
2021 Term Loan B, 4.35%, (3 Month USD LIBOR + 3.25%), 04/25/25 (f)	110,354	104,448
Hyperion Insurance Group Ltd.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 11/12/27 (f)	43,847	41,295
Ryan Specialty Group, LLC
Term Loan, 4.13%, (1 Month Term SOFR + 3.00%), 07/23/27 (f)	7,379	7,083
		410,665
Information Technology 3.7%
Alliant Holdings Intermediate, LLC
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 05/10/25 (f) (g)	205	193
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 09/06/24 (f)	29,110	27,873
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 2.00%), 09/06/24 (f)	8	8
2021 2nd Lien Term Loan, 6.51%, (3 Month USD LIBOR + 5.50%), 09/19/25 (f)	2,091	2,008
Arches Buyer Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 12/06/27 (f)	6,687	6,085
Ascend Learning, LLC
2021 Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 11/18/28 (f)	47,835	44,067
2021 2nd Lien Term Loan, 6.81%, (1 Month USD LIBOR + 5.75%), 11/18/29 (f)	7,685	7,032
CoreLogic, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/14/28 (f)	22,381	18,554
2nd Lien Term Loan, 7.56%, (1 Month USD LIBOR + 6.50%), 04/13/29 (f) (h)	1,245	896
Emerald TopCo Inc
Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 07/16/26 (f) (g)	2,000	1,868
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/16/26 (f)	87	82
Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 07/16/26 (f)	33,940	31,700
Entegris, Inc.
Term Loan , 0.00%, (SOFR + 3.00%), 03/02/29 (f) (g)	18,786	18,128
Press Ganey Holdings, Inc.
2022 Incremental Term Loan, 4.90%, (SOFR + 3.75%), 07/24/26 (f)	3,405	3,171
2021 Term Loan B, 4.99%, (3 Month USD LIBOR + 3.75%), 07/25/26 (f) (h)	4,130	3,913
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 06/01/26 (f)	8,615	7,985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
RealPage, Inc
1st Lien Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 02/18/28 (f)	44,389	40,930
2nd Lien Term Loan, 7.56%, (1 Month USD LIBOR + 6.50%), 02/17/29 (f)	1,300	1,233
Sophia, L.P.
2021 Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 10/07/27 (f)	12,917	12,021
2022 Incremental Term Loan B, 5.28%, (SOFR + 4.25%), 10/07/27 (f) (h)	3,300	3,201
Storable, Inc
Term Loan B, 4.15%, (SOFR + 3.50%), 04/17/28 (f)	742	695
Term Loan B, 4.53%, (SOFR + 3.50%), 04/17/28 (f)	1,447	1,356
Ultimate Software Group Inc (The)
Term Loan B, 4.76%, (1 Month USD LIBOR + 3.75%), 04/08/26 (f)	1,838	1,733
2021 Term Loan, 4.21%, (3 Month USD LIBOR + 3.25%), 05/03/26 (f)	157,357	147,031
2021 2nd Lien Term Loan, 6.21%, (3 Month USD LIBOR + 5.25%), 05/03/27 (f)	7,320	6,734
		388,497
Health Care 2.7%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (f) (g)	4,000	3,657
2021 Incremental Term Loan B3, 4.56%, (1 Month USD LIBOR + 3.50%), 12/23/27 (f)	31,989	29,244
2021 Term Loan B2, 4.43%, (1 Month USD LIBOR + 3.38%), 12/31/27 (f)	17,931	16,301
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (g)	6,261	5,748
2022 Term Loan B, 5.01%, (SOFR + 3.50%), 01/27/29 (f)	36,939	33,915
Avantor Funding, Inc.
2021 Term Loan B4, 3.06%, (1 Month USD LIBOR + 2.00%), 11/21/24 (f)	882	876
EyeCare Partners, LLC
2020 Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 02/05/27 (f)	8,218	7,581
2021 Incremental Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 10/14/28 (f)	2,035	1,870
Heartland Dental, LLC
2018 1st Lien Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/17/25 (f)	46,564	43,129
2021 Incremental Term Loan, 5.64%, (1 Month USD LIBOR + 4.00%), 04/30/25 (f)	9,460	8,831
Medline Borrower, LP
USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 09/30/28 (f)	96,648	89,474
Pacific Dental Services,LLC
2021 Term Loan, 4.76%, (1 Month USD LIBOR + 3.25%), 04/21/28 (f)	3,005	2,847
Pathway Vet Alliance LLC
2021 Term Loan, 4.76%, (3 Month USD LIBOR + 3.75%), 03/31/27 (f)	2,779	2,574
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 02/01/25 (f)	7,258	6,746
2018 Incremental Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 02/14/25 (f)	16,371	15,321
2018 2nd Lien Term Loan, 7.31%, (1 Month USD LIBOR + 6.25%), 01/30/26 (f)	990	963
PetVet Care Centers, LLC
2021 Term Loan B3, 4.56%, (1 Month USD LIBOR + 3.50%), 02/14/25 (f)	16,695	15,708
		284,785
Consumer Discretionary 1.9%
Cedar Fair, L.P.
2017 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 04/28/24 (f)	344	335
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 02/01/24 (f)	51,910	50,508
Four Seasons Hotels Limited
New 1st Lien Term Loan, 3.06%, (1 Month USD LIBOR + 2.00%), 11/30/23 (f)	5,208	5,143
IRB Holding Corp
2020 Term Loan B, 3.76%, (6 Month USD LIBOR + 2.75%), 02/05/25 (f)	19,360	18,320
2022 Term Loan B, 4.24%, (SOFR + 3.15%), 12/15/27 (f)	14,186	13,288
LGC Group TL B 1L
Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 01/24/27 (f) (g)	6,524	6,127
Life Time Fitness Inc
2021 Term Loan B, 6.32%, (3 Month USD LIBOR + 4.75%), 12/31/24 (f)	4,193	4,130
Loire Finco Luxembourg S.a.r.l.
Term Loan, 4.31%, (1 Month USD LIBOR + 3.25%), 01/24/27 (f)	19,461	18,277
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (f)	55,261	54,488
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 08/12/28 (f)	10,801	10,124
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.81%, (3 Month USD LIBOR + 3.75%), 09/16/27 (f)	21,150	20,998
WOOF Holdings, Inc
1st Lien Term Loan, 5.81%, (3 Month USD LIBOR + 3.75%), 12/16/27 (f)	3,762	3,508
		205,246
Industrials 1.8%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.06%, (1 Month USD LIBOR + 3.00%), 10/30/26 (f)	24,680	23,220
Filtration Group Corporation
2018 1st Lien Term Loan, 4.06%, (1 Month USD LIBOR + 3.00%), 03/27/25 (f)	6,389	6,039
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (f)	10,162	9,691
2021 Incremental Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 10/19/28 (f)	10,436	9,732
Polaris Newco LLC
USD Term Loan B, 5.06%, (1 Month USD LIBOR + 4.00%), 06/03/28 (f)	6,130	5,649
USI, Inc.
2017 Repriced Term Loan, 4.01%, (3 Month USD LIBOR + 3.00%), 05/16/24 (f)	65,918	63,076
2019 Incremental Term Loan B, 4.26%, (3 Month USD LIBOR + 3.25%), 12/02/26 (f)	34,281	31,624
Vertical US Newco Inc
Term Loan B, 4.02%, (6 Month USD LIBOR + 3.50%), 07/29/27 (f)	36,873	34,454
Welbilt, Inc.
2018 Term Loan B, 3.56%, (1 Month USD LIBOR + 2.50%), 10/16/25 (f)	8,305	8,163
		191,648
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (f) (g)	3,000	2,770
2021 Term Loan B3, 4.76%, (3 Month USD LIBOR + 3.75%), 10/02/26 (f)	29,697	27,416
		30,186
Total Senior Floating Rate Instruments (cost $1,603,684)		1,511,027
GOVERNMENT AND AGENCY OBLIGATIONS 8.1%
U.S. Treasury Note 8.1%
Treasury, United States Department of
1.50%, 01/31/27	277,098	258,653
1.88%, 02/28/27	403,832	383,325
2.50%, 03/31/27	213,870	208,657
Total Government And Agency Obligations (cost $878,457)		850,635
CORPORATE BONDS AND NOTES 7.0%
Consumer Discretionary 2.5%
Cedar Fair, L.P.
5.50%, 05/01/25 (i)	11,095	10,786

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
5.38%, 04/15/27	21,297	20,191
5.25%, 07/15/29 (e)	17,375	15,431
Clarios Global LP
6.75%, 05/15/25 (i)	3,161	3,131
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (i)	790	776
4.00%, 05/01/31 (i)	1,155	959
3.63%, 02/15/32 (i)	2,225	1,771
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	530	499
KFC Holding Co.
4.75%, 06/01/27 (i)	32,132	30,893
Life Time, Inc.
5.75%, 01/15/26 (i)	14,391	12,933
Magnum Management Corporation
6.50%, 10/01/28	11,365	10,832
Marriott International, Inc.
3.13%, 06/15/26	1,650	1,571
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	7,375	7,243
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (i)	6,037	5,818
8.50%, 05/15/27 (i)	18,995	18,374
Shutterfly, LLC
8.50%, 10/01/26 (i)	10,565	7,978
Six Flags Operations Inc.
4.88%, 07/31/24 (i)	44,430	42,335
5.50%, 04/15/27 (e) (i)	30,309	27,492
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (i)	11,562	11,735
Yum! Brands, Inc.
3.88%, 11/01/23	2,726	2,715
4.75%, 01/15/30 (i)	2,015	1,830
3.63%, 03/15/31	5,185	4,389
4.63%, 01/31/32	6,521	5,760
5.38%, 04/01/32	8,448	7,794
6.88%, 11/15/37	3,355	3,406
5.35%, 11/01/43	11,005	9,184
		265,826
Communication Services 1.6%
Altice France
10.50%, 05/15/27 (i)	13,635	11,416
CCO Holdings, LLC
5.50%, 05/01/26 (i)	2,850	2,784
5.13%, 05/01/27 (i)	71,656	67,615
5.00%, 02/01/28 (i)	55,914	51,413
Lamar Media Corp.
3.75%, 02/15/28	7,273	6,456
3.63%, 01/15/31	1,290	1,056
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (i)	820	784
Sirius XM Radio Inc.
5.00%, 08/01/27 (i)	16,259	15,083
Snap Inc.
0.00%, 05/01/27 (j) (k)	8,950	6,327
Spotify USA Inc.
0.00%, 03/15/26 (j) (k)	10,038	7,922
T-Mobile US, Inc.
3.38%, 04/15/29 (i)	800	698
Twitter, Inc.
5.00%, 03/01/30 (i)	3,600	3,416
		174,970
Financials 1.2%
Acrisure, LLC
7.00%, 11/15/25 (i)	20,525	18,503
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (i)	3,540	3,091
6.75%, 10/15/27 (i)	7,775	6,893
5.88%, 11/01/29 (i)	4,570	3,793
AmWINS Group, Inc.
4.88%, 06/30/29 (i)	4,485	3,704
HUB International Limited
7.00%, 05/01/26 (i)	60,416	57,046
5.63%, 12/01/29 (i)	3,710	3,108
MSCI Inc.
4.00%, 11/15/29 (i)	2,590	2,298
3.63%, 09/01/30 - 11/01/31 (i)	7,160	5,967
3.88%, 02/15/31 (i)	85	73
3.25%, 08/15/33 (i)	405	323
Ryan Specialty Group, LLC
4.38%, 02/01/30 (i)	650	566
State Street Corporation
5.43%, (3 Month USD LIBOR + 3.60%), (100, 09/15/22) (e) (f) (l)	2,050	1,996
USIS Merger Sub, Inc.
6.88%, 05/01/25 (i)	23,385	22,585
		129,946
Industrials 0.7%
General Electric Company
5.16%, (3 Month USD LIBOR + 3.33%), (100, 09/15/22) (f) (l)	29,645	25,889
Howmet Aerospace Inc.
3.00%, 01/15/29	4,355	3,607
Korn Ferry
4.63%, 12/15/27 (i)	2,020	1,812
Lennox International Inc.
3.00%, 11/15/23	340	337
Sensata Technologies B.V.
5.63%, 11/01/24 (i)	670	662
5.00%, 10/01/25 (i)	4,400	4,231
4.00%, 04/15/29 (i)	5,440	4,626
Sensata Technologies, Inc.
3.75%, 02/15/31 (i)	2,665	2,139
SkyMiles IP Ltd.
4.50%, 10/20/25 (i)	11,413	11,086
4.75%, 10/20/28 (i)	7,255	6,848
TransDigm Inc.
6.25%, 03/15/26 (i)	2,950	2,851
6.38%, 06/15/26	1,290	1,208
5.50%, 11/15/27	2,950	2,512
TransDigm UK Holdings PLC
6.88%, 05/15/26	830	778
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (i)	4,300	3,840
		72,426
Health Care 0.6%
Avantor Funding, Inc.
4.63%, 07/15/28 (i)	14,999	13,732
Avantor, Inc.
3.88%, 11/01/29 (i)	1,960	1,715
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (i)	1,295	1,219
3.13%, 02/15/29 (i)	6,461	5,318
3.50%, 04/01/30 (i)	3,440	2,823
Heartland Dental LLC
8.50%, 05/01/26 (i)	14,905	14,011
Hologic, Inc.
3.25%, 02/15/29 (i)	2,400	2,051
IQVIA Inc.
5.00%, 05/15/27 (i)	3,650	3,453
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (e) (i)	11,103	10,877
Teleflex Incorporated
4.63%, 11/15/27	4,680	4,384
4.25%, 06/01/28 (i)	1,520	1,376
		60,959
Information Technology 0.2%
Arches Buyer Inc.
4.25%, 06/01/28 (i)	65	53
Black Knight Infoserv, LLC
3.63%, 09/01/28 (i)	2,840	2,466
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (i)	2,140	1,893
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (i)	4,120	3,464
4.88%, 07/01/29 (e) (i)	1,595	1,309
CoreLogic, Inc.
4.50%, 05/01/28 (i)	2,950	2,299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Gartner, Inc.
4.50%, 07/01/28 (i)	1,775	1,615
3.63%, 06/15/29 (i)	2,655	2,289
3.75%, 10/01/30 (i)	3,230	2,792
Shopify Inc.
0.13%, 11/01/25 (j)	5,964	4,991
Twilio Inc.
3.63%, 03/15/29	275	231
		23,402
Real Estate 0.1%
SBA Communications Corporation
3.88%, 02/15/27	8,180	7,479
3.13%, 02/01/29	2,755	2,254
		9,733
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (l)	8,155	7,469
Total Corporate Bonds And Notes (cost $804,648)		744,731
PREFERRED STOCKS 0.3%
Utilities 0.3%
CMS Energy Corporation, 5.88%, 10/15/78 (e)	451	10,515
CMS Energy Corporation, 5.88%, 03/01/79	677	16,125
NiSource Inc., 6.50% (l)	107	2,802
SCE Trust IV, 5.38% (e) (l)	267	5,371
		34,813
Financials 0.0%
The Charles Schwab Corporation, 5.95% (l)	4	100
Total Preferred Stocks (cost $37,527)		34,913
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,324	3,237
Series 2017-A23-1A, 4.12%, 07/26/27	3,595	3,404
Series 2019-A2-1A, 3.67%, 10/25/29 (i)	2,874	2,587
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	11	11
US Airways, Inc.
Series 2012-PTT-2A, 4.63%, 06/03/25	239	219
Series 2013-A-1, 3.95%, 11/15/25	140	124
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,169)		9,582
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (h) (m)	142	1,295
Total Investment Companies (cost $1,437)		1,295
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.2%
T. Rowe Price Government Reserve Fund, 1.30% (m) (n)	340,425	340,425
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 1.41% (m) (n)	39,361	39,361
Total Short Term Investments (cost $379,786)		379,786
Total Investments 100.3% (cost $11,197,196)		10,609,283
Other Derivative Instruments (0.1)%		(10,087)
Other Assets and Liabilities, Net (0.2)%		(24,887)
Total Net Assets 100.0%		10,574,309

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or a portion of the security was on loan as of June 30, 2022.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $580,650 and 5.5% of the Fund.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,354	27	—	28	—	(86)	1,295	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/05/20	274,343	248,397	2.3

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	GSC	Call	3,400.00	01/20/23	27	(33)
Alphabet Inc.	GSC	Call	3,500.00	01/20/23	27	(26)
Alphabet Inc.	GSC	Call	3,200.00	01/20/23	26	(51)
Alphabet Inc.	GSC	Call	3,300.00	01/20/23	27	(42)
Amazon.com, Inc.	CGM	Call	235.00	01/20/23	280	(4)
Amazon.com, Inc.	CGM	Call	230.00	01/20/23	280	(5)
Amazon.com, Inc.	CGM	Call	225.00	01/20/23	560	(10)
Amazon.com, Inc.	CGM	Call	240.00	01/20/23	300	(7)
Amazon.com, Inc.	CGM	Call	255.00	01/20/23	320	(4)
Amazon.com, Inc.	CGM	Call	250.00	01/20/23	320	(4)
Amazon.com, Inc.	CGM	Call	245.00	01/20/23	320	(4)
Amazon.com, Inc.	GSC	Call	190.00	01/20/23	1,140	(54)
Amazon.com, Inc.	GSC	Call	200.00	01/20/23	1,020	(37)
Amazon.com, Inc.	GSC	Call	180.00	01/20/23	420	(28)
Amazon.com, Inc.	GSC	Call	185.00	01/20/23	420	(23)
Amazon.com, Inc.	GSC	Call	215.00	01/20/23	280	(7)
Amazon.com, Inc.	GSC	Call	210.00	01/20/23	1,000	(28)
Amazon.com, Inc.	GSC	Call	220.00	01/20/23	280	(6)
Amazon.com, Inc.	GSC	Call	205.00	01/20/23	1,000	(31)
Amazon.com, Inc.	WFI	Call	175.00	01/20/23	1,920	(156)
Amazon.com, Inc.	WFI	Call	195.00	01/20/23	740	(30)
Apple Inc.	JPM	Call	180.00	01/20/23	1,176	(257)
Apple Inc.	JPM	Call	175.00	01/20/23	1,176	(332)
Apple Inc.	JPM	Call	170.00	01/20/23	1,176	(415)
Becton, Dickinson and Company	GSC	Call	290.00	01/20/23	215	(140)
Becton, Dickinson and Company	GSC	Call	280.00	01/20/23	215	(199)
Becton, Dickinson and Company	GSC	Call	260.00	01/20/23	222	(359)
General Electric Company	GSC	Call	110.00	01/20/23	1,129	(25)
General Electric Company	WFI	Call	90.00	01/20/23	1,690	(157)
General Electric Company	WFI	Call	95.00	01/20/23	1,690	(101)
General Electric Company	WFI	Call	110.00	01/20/23	1,023	(23)
General Electric Company	WFI	Call	85.00	01/20/23	1,690	(245)
Hologic, Inc.	CGM	Call	90.00	01/20/23	776	(64)
Hologic, Inc.	CGM	Call	85.00	01/20/23	776	(109)
Humana Inc.	CGM	Call	540.00	01/20/23	119	(196)
Humana Inc.	CGM	Call	530.00	01/20/23	119	(236)
Humana Inc.	CGM	Call	520.00	01/20/23	119	(270)
Keurig Dr Pepper Inc.	CGM	Call	42.00	01/20/23	1,688	(63)
Keurig Dr Pepper Inc.	CGM	Call	40.00	01/20/23	1,688	(118)
Meta Platforms, Inc.	JPM	Call	360.00	09/16/22	134	(1)
Meta Platforms, Inc.	JPM	Call	345.00	09/16/22	134	(1)
Microsoft Corporation	CGM	Call	330.00	01/20/23	456	(157)
Microsoft Corporation	CGM	Call	350.00	01/20/23	952	(177)
Microsoft Corporation	CGM	Call	340.00	01/20/23	952	(238)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Microsoft Corporation	CGM	Call	365.00	01/20/23	349	(40)
Microsoft Corporation	CGM	Call	360.00	01/20/23	496	(70)
Microsoft Corporation	CSI	Call	330.00	01/20/23	315	(108)
Microsoft Corporation	CSI	Call	345.00	01/20/23	315	(68)
Microsoft Corporation	CSI	Call	350.00	01/20/23	315	(58)
Microsoft Corporation	CSI	Call	340.00	01/20/23	315	(79)
Microsoft Corporation	CSI	Call	335.00	01/20/23	315	(93)
Microsoft Corporation	CSI	Call	320.00	01/20/23	1,038	(519)
Microsoft Corporation	JPM	Call	360.00	01/20/23	502	(71)
Microsoft Corporation	JPM	Call	355.00	01/20/23	503	(81)
Microsoft Corporation	JPM	Call	350.00	01/20/23	503	(93)
Microsoft Corporation	SIG	Call	330.00	01/20/23	484	(166)
Microsoft Corporation	SIG	Call	320.00	01/20/23	484	(242)
Microsoft Corporation	SIG	Call	350.00	01/20/23	484	(90)
Microsoft Corporation	SIG	Call	340.00	01/20/23	484	(122)
Public Service Enterprise Group Incorporated	BOA	Call	75.00	07/15/22	601	—
Public Service Enterprise Group Incorporated	BOA	Call	70.00	07/15/22	601	(1)
Public Service Enterprise Group Incorporated	BOA	Call	65.00	07/15/22	601	(23)
Starbucks Corporation	GSC	Call	97.50	01/20/23	1,217	(170)
Starbucks Corporation	GSC	Call	105.00	01/20/23	1,217	(87)
Starbucks Corporation	GSC	Call	100.00	01/20/23	1,217	(138)
The PNC Financial Services Group, Inc.	CGM	Call	220.00	01/20/23	700	(42)
The PNC Financial Services Group, Inc.	CGM	Call	230.00	01/20/23	700	(29)
The PNC Financial Services Group, Inc.	JPM	Call	190.00	01/20/23	446	(156)
The PNC Financial Services Group, Inc.	JPM	Call	195.00	01/20/23	446	(119)
The PNC Financial Services Group, Inc.	JPM	Call	200.00	01/20/23	446	(89)
Thermo Fisher Scientific Inc.	CGM	Call	640.00	01/20/23	220	(359)
UnitedHealth Group Incorporated	CGM	Call	580.00	01/20/23	230	(444)
UnitedHealth Group Incorporated	CGM	Call	560.00	01/20/23	230	(592)
UnitedHealth Group Incorporated	CGM	Call	540.00	01/20/23	402	(1,367)
Yum! Brands, Inc.	WFI	Call	150.00	01/20/23	461	(42)
Yum! Brands, Inc.	WFI	Call	145.00	01/20/23	461	(56)
						(10,087)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	6,990,490	86,824	—	7,077,314
Senior Floating Rate Instruments	—	1,503,017	8,010	1,511,027
Government And Agency Obligations	—	850,635	—	850,635
Corporate Bonds And Notes	—	744,731	—	744,731
Preferred Stocks	34,913	—	—	34,913
Non-U.S. Government Agency Asset-Backed Securities	—	9,582	—	9,582
Investment Companies	—	—	1,295	1,295
Short Term Investments	379,786	—	—	379,786
	7,405,189	3,194,789	9,305	10,609,283
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(10,087)	—	(10,087)
	—	(10,087)	—	(10,087)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.8%
Information Technology 43.3%
Advanced Micro Devices, Inc. (a)	1,242	94,971
Apple Inc.	4,515	617,232
ASML Holding - ADR	287	136,377
Atlassian Corporation PLC - Class A (a)	249	46,648
Bill.Com Holdings Inc. (a)	160	17,572
Black Knight, Inc. (a)	1,112	72,704
Block, Inc. - CDI (a)	449	27,135
Ceridian HCM Holding Inc. (a)	376	17,706
Datadog, Inc. - Class A (a)	293	27,918
Fiserv, Inc. (a)	1,074	95,522
Global Payments Inc.	391	43,274
HashiCorp, Inc. - Class A (a) (b)	105	3,079
Intuit Inc.	468	180,543
MasterCard Incorporated - Class A	550	173,539
Microsoft Corporation	4,032	1,035,454
Monday.Com Ltd. (a)	72	7,399
MongoDB, Inc. - Class A (a)	151	39,297
NVIDIA Corporation	1,094	165,796
Salesforce.Com, Inc. (a)	865	142,791
SentinelOne, Inc. - Class A (a)	1,178	27,478
ServiceNow, Inc. (a)	289	137,254
Snowflake Inc. - Class A (a)	230	31,956
Spotify Technology S.A. (a)	501	46,982
Square, Inc. - Class A (a)	134	8,240
The Trade Desk, Inc. - Class A (a)	819	34,298
Twilio Inc. - Class A (a)	119	9,982
Visa Inc. - Class A	1,011	198,992
		3,440,139
Consumer Discretionary 22.0%
Airbnb, Inc. - Class A (a)	272	24,274
Amazon.com, Inc. (a)	7,612	808,430
Carvana Co. - Class A (a) (b)	430	9,711
Chipotle Mexican Grill Inc. (a)	69	89,609
Coupang, Inc. - Class A (a)	1,852	23,616
Doordash, Inc. - Class A (a)	636	40,793
Ferrari N.V.	449	82,302
Floor & Decor Holdings Inc. - Class A (a)	286	17,975
Las Vegas Sands Corp. (a)	1,390	46,703
Lululemon Athletica Inc. (a)	158	43,003
Peloton Interactive, Inc. - Class A (a)	1,762	16,176
Rivian Automotive, Inc. - Class A (a)	8,269	212,855
Ross Stores Inc.	1,637	114,951
Tesla Inc. (a)	257	173,138
Wynn Resorts, Limited (a)	759	43,240
		1,746,776
Communication Services 14.9%
Activision Blizzard, Inc.	588	45,787
Alphabet Inc. - Class A (a)	178	387,566
Alphabet Inc. - Class C (a)	163	355,935
Booking Holdings Inc. (a)	33	57,178
Expedia Group, Inc. (a)	481	45,649
Facebook, Inc. - Class A (a)	480	77,443
Match Group Holdings II, LLC (a)	661	46,067
Netflix, Inc. (a)	256	44,802
SEA, Ltd. - Class A - ADR (a)	1,140	76,220
Snap Inc. - Class A (a)	3,636	47,746
		1,184,393
Health Care 12.1%
Align Technology, Inc. (a)	164	38,793
argenx SE - ADR (a)	138	52,361
AstraZeneca PLC - ADR	382	25,267
Avantor, Inc. (a)	1,574	48,967
Cigna Holding Company	241	63,602
Eli Lilly & Co.	393	127,294
HCA Healthcare, Inc.	173	29,070
Humana Inc.	159	74,563
Insulet Corporation (a)	93	20,296
Intuitive Surgical, Inc. (a)	536	107,551
Stryker Corporation	394	78,308
UnitedHealth Group Incorporated	575	295,339
		961,411
Industrials 6.3%
Airbus SE	594	57,841
Cintas Corp.	65	24,377
FedEx Corporation	341	77,372
Generac Holdings Inc. (a)	230	48,539
Old Dominion Freight Line Inc.	159	40,749
Roper Technologies, Inc.	176	69,444
Teledyne Technologies Inc. (a)	255	95,728
TransUnion	701	56,060
Verisk Analytics, Inc.	153	26,414
		496,524
Financials 0.2%
MarketAxess Holdings Inc.	55	14,186
Total Common Stocks (cost $6,898,373)		7,843,429
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
T. Rowe Price Government Reserve Fund, 1.30% (c) (d)	99,328	99,328
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	11,445	11,445
Total Short Term Investments (cost $110,773)		110,773
Total Investments 100.2% (cost $7,009,146)		7,954,202
Other Assets and Liabilities, Net (0.2)%		(14,008)
Total Net Assets 100.0%		7,940,194

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	7,758,453	84,976	—	7,843,429
Short Term Investments	110,773	—	—	110,773
	7,869,226	84,976	—	7,954,202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 95.3%
Health Care 27.1%
Acadia Healthcare Company, Inc. (a)	935	63,234
Agilent Technologies, Inc.	849	100,836
Agilon Health Management, Inc. (a)	245	5,348
Alcon AG	579	40,466
Alkermes Public Limited Company (a)	408	12,154
Alnylam Pharmaceuticals, Inc. (a)	296	43,172
Apellis Pharmaceuticals, Inc. (a)	136	6,150
argenx SE - ADR (a)	117	44,329
Avantor, Inc. (a)	2,632	81,855
Bruker Corp.	1,265	79,391
Catalent Inc. (a)	1,247	133,791
Cooper Cos. Inc.	222	69,513
Coronado Topco, Inc. (a)	429	41,690
CRISPR Therapeutics AG (a) (b)	73	4,436
Dentsply Sirona Inc.	313	11,183
Doximity, Inc. - Class A (a) (b)	319	11,108
Elanco Animal Health (a)	543	10,659
Enovis Corporation (a)	551	30,305
Exact Sciences Corporation (a)	268	10,557
Exelixis, Inc. (a)	427	8,890
Hologic Inc. (a)	2,125	147,262
ICU Medical, Inc. (a)	165	27,124
Ionis Pharmaceuticals Inc. (a)	773	28,616
Molina Healthcare, Inc. (a)	95	26,563
Multiplan Corporation - Class A (a) (b)	2,993	16,432
Neurocrine Biosciences, Inc. (a)	228	22,225
Perrigo Company Public Limited Company	408	16,553
Seagen Inc. (a)	137	24,241
Teleflex Incorporated	407	100,061
Ultragenyx Pharmaceutical Inc. (a)	137	8,173
Veeva Systems Inc. - Class A (a)	342	67,730
West Pharmaceutical Services Inc.	147	44,448
		1,338,495
Information Technology 21.5%
Amphenol Corporation - Class A	505	32,512
Atlassian Corporation PLC - Class A (a)	199	37,293
Bill.Com Holdings Inc. (a)	139	15,282
Black Knight, Inc. (a)	681	44,531
Broadridge Financial Solutions, Inc.	110	15,681
CCC Intelligent Solutions Holdings Inc. (a)	2,536	23,331
Ceridian HCM Holding Inc. (a)	317	14,924
Clear Secure, Inc. - Class A (a) (b)	111	2,220
Cognex Corp.	410	17,433
Corning Incorporated	814	25,649
CrowdStrike Holdings, Inc. - Class A (a)	208	35,060
DocuSign, Inc. (a)	272	15,607
Fair Isaac Corporation (a)	41	16,437
FleetCor Technologies Inc. (a)	310	65,134
Fortinet, Inc. (a)	1,515	85,719
Keysight Technologies, Inc. (a)	473	65,203
KLA-Tencor Corp.	246	78,494
Lattice Semiconductor Corp. (a)	435	21,098
Leidos Holdings Inc.	202	20,343
Littelfuse Inc.	39	9,908
Marvell Technology, Inc.	1,947	84,753
Microchip Technology Incorporated	2,053	119,238
National Instruments Corp.	906	28,294
nCino, Inc. (a)	157	4,854
Paylocity Holding Corporation (a)	123	21,454
PTC Inc. (a)	321	34,135
SentinelOne, Inc. - Class A (a)	317	7,396
Spotify Technology S.A. (a)	249	23,364
Synopsys Inc. (a)	163	49,503
The Trade Desk, Inc. - Class A (a)	935	39,167
Thoughtworks Holding, Inc. (a)	198	2,794
Wolfspeed, Inc. (a)	109	6,916
		1,063,727
Industrials 16.5%
BWXT Government Group, Inc.	679	37,406
Clarivate PLC (a)	2,089	28,954
CoStar Group, Inc. (a)	743	44,885
Equifax Inc.	271	49,533
ESAB Corporation	551	24,106
Fortive Corporation	911	49,540
IDEX Corporation	228	41,412
Ingersoll Rand Inc.	2,516	105,873
JB Hunt Transport Services Inc.	473	74,483
Roper Technologies, Inc.	118	46,569
Shoals Technologies Group, Inc. - Class A (a)	464	7,647
Southwest Airlines Co. (a)	1,472	53,169
Textron Inc.	2,131	130,140
TransUnion	678	54,233
Verisk Analytics, Inc.	255	44,138
Waste Connections, Inc.	181	22,437
		814,525
Consumer Discretionary 10.7%
Bath & Body Works, Inc.	546	14,698
Bright Horizons Family Solutions Inc. (a)	308	26,032
Burlington Stores Inc. (a)	455	61,985
Chipotle Mexican Grill Inc. (a)	42	54,905
Deckers Outdoor Corp. (a)	67	17,108
Dollar Tree Inc. (a)	228	35,534
Domino's Pizza, Inc.	99	38,581
Doordash, Inc. - Class A (a)	200	12,834
Draftkings Inc. - Class A (a)	741	8,647
Farfetch Ltd - Class A (a)	555	3,974
Five Below, Inc. (a)	146	16,561
Hilton Worldwide Holdings Inc.	583	64,970
Lululemon Athletica Inc. (a)	36	9,814
MGM Resorts International	1,503	43,512
O'Reilly Automotive, Inc. (a)	65	41,064
Rivian Automotive, Inc. - Class A (a)	282	7,262
Ross Stores Inc.	237	16,645
Terminix Global Holdings, Inc. (a)	573	23,292
Vail Resorts, Inc.	137	29,873
Warby Parker Inc. - Class A (a)	164	1,847
		529,138
Materials 6.6%
Avery Dennison Corporation	345	55,845
Ball Corporation	1,563	107,466
Martin Marietta Materials Inc.	159	47,579
Reynolds Consumer Products LLC	765	20,862
RPM International Inc.	455	35,818
Sealed Air Corporation	982	56,681
		324,251
Financials 6.0%
Assurant, Inc.	367	63,436
AXIS Capital Holdings Limited	662	37,794
Cboe Global Markets, Inc.	317	35,881
K.K.R. Co., Inc. - Class A	1,190	55,085
Kemper Corp.	256	12,262
MarketAxess Holdings Inc.	84	21,505
Raymond James Financial Inc.	185	16,541
Tradeweb Markets Inc. - Class A	820	55,965
		298,469
Consumer Staples 3.7%
Boston Beer Co. Inc. - Class A (a)	68	20,602
Casey's General Stores Inc.	281	51,979
Dollar General Corporation	344	84,431
Olaplex Holdings, Inc. (a) (b)	456	6,425
Treehouse Foods, Inc. (a)	507	21,230
		184,667
Communication Services 1.7%
Liberty Media Corporation - Series C (a)	801	50,839
Match Group Holdings II, LLC (a)	274	19,095
Playtika Holding Corp. (a)	550	7,282
Vimeo, Inc. (a)	740	4,455
		81,671
Energy 1.5%
Cheniere Energy, Inc.	199	26,473
Coterra Energy Inc	633	16,325
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Co.	136	30,339
		73,137
Total Common Stocks (cost $3,958,046)		4,708,080
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.6%
JNL Government Money Market Fund, 1.02% (c) (d)	149	149
T. Rowe Price Government Reserve Fund, 1.30% (c) (d)	226,747	226,747
		226,896
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	21,837	21,837
Total Short Term Investments (cost $248,733)		248,733
Total Investments 100.4% (cost $4,206,779)		4,956,813
Other Assets and Liabilities, Net (0.4)%		(17,862)
Total Net Assets 100.0%		4,938,951

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,708,080	—	—	4,708,080
Short Term Investments	248,733	—	—	248,733
	4,956,813	—	—	4,956,813

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 46.5%
Financials 17.6%
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	2,960	2,930
4.50%, 09/15/23	2,120	2,108
4.88%, 01/16/24	2,440	2,435
1.65%, 10/29/24	3,165	2,926
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,640	2,638
American Express Company
3.38%, 05/03/24	2,945	2,926
American International Group, Inc.
2.50%, 06/30/25	2,880	2,746
Avolon Holdings Funding Limited
3.95%, 07/01/24 (a)	690	658
2.88%, 02/15/25 (a)	1,805	1,662
2.13%, 02/21/26 (a)	2,835	2,436
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (b)	4,200	4,052
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,118
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (c)	3,600	3,598
Banco Santander, S.A.
3.50%, 03/24/25 (b)	2,600	2,546
Bank of America Corporation
0.81%, 10/24/24	1,465	1,398
1.84%, 02/04/25	1,830	1,765
0.98%, 04/22/25	2,665	2,507
3.84%, 04/25/25	1,535	1,530
3.38%, 04/02/26	2,260	2,190
1.73%, 07/22/27	1,885	1,680
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	7,155	7,142
Bank of Montreal
3.70%, 06/07/25 (b)	9,690	9,597
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (a)	2,890	2,879
0.65%, 02/27/24 (a)	2,390	2,269
1.00%, 02/04/25 (a)	2,780	2,561
Barclays PLC
4.34%, 05/16/24 (b)	1,650	1,651
1.01%, 12/10/24	2,165	2,055
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	3,865	3,862
BNP Paribas
2.59%, 01/20/28 (a)	2,505	2,256
Boral Finance Pty Limited
3.00%, 11/01/22 (a)	350	349
BPCE
5.70%, 10/22/23 (a)	6,595	6,692
Brighthouse Financial, Inc.
0.60%, 06/28/23 (a)	2,115	2,050
1.00%, 04/12/24 (a)	2,150	2,031
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,542
3.50%, 06/15/23	1,125	1,120
3.90%, 01/29/24	1,295	1,293
2.64%, 03/03/26	2,305	2,180
Citigroup Inc.
0.98%, 05/01/25	2,205	2,066
4.14%, 05/24/25	2,040	2,033
3.11%, 04/08/26	2,055	1,976
CNO Global Funding
1.65%, 01/06/25 (a)	2,135	2,016
1.75%, 10/07/26 (a)	2,515	2,228
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	1,650	1,605
Credit Agricole SA
2.20%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (d)	1,605	1,606
Credit Suisse Group AG
3.00%, 12/14/23 (a) (d)	1,310	1,300
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	3,145	3,078
Danske Bank A/S
5.38%, 01/12/24 (a)	2,390	2,415
1.23%, 06/22/24 (a)	3,110	2,926
3.77%, 03/28/25 (a)	1,480	1,452
Equitable Financial Life Global Funding
0.50%, 11/17/23 (a)	3,360	3,218
1.10%, 11/12/24 (a)	2,070	1,937
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,210
General Motors Financial Company, Inc.
2.90%, 02/26/25	4,445	4,242
HSBC Holdings PLC
1.16%, 11/22/24 (b)	1,725	1,649
0.98%, 05/24/25	820	765
4.18%, 12/09/25 (b)	780	769
1.65%, 04/18/26 (b)	3,965	3,632
2.10%, 06/04/26 (b)	565	522
Imperial Brands Finance PLC
3.50%, 02/11/23 (a) (e)	4,770	4,749
3.13%, 07/26/24 (a) (e)	5,020	4,855
4.25%, 07/21/25 (a) (e)	1,130	1,105
John Deere Capital Corporation
3.40%, 06/06/25	4,270	4,256
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,279
3.85%, 06/14/25	2,000	1,980
2.08%, 04/22/26	3,900	3,654
4.08%, 04/26/26	1,935	1,917
1.69%, (SOFR + 0.89%), 04/22/27 (d)	1,540	1,477
KeyCorp
3.88%, 05/23/25	850	844
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	1,485	1,420
Lincoln National Corporation
4.00%, 09/01/23	655	658
Lloyds Banking Group PLC
4.50%, 11/04/24	965	960
LSEGA Financing PLC
0.65%, 04/06/24 (a)	3,520	3,323
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	1,909
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	4,130	3,855
Mizuho Financial Group (Cayman) Limited
4.20%, 07/18/22 (c)	4,080	4,073
Moody's Corporation
3.75%, 03/24/25	2,275	2,271
Morgan Stanley
4.88%, 11/01/22	1,115	1,124
0.56%, 11/10/23	3,035	2,997
0.53%, 01/25/24	1,815	1,782
0.73%, 04/05/24	2,500	2,439
3.62%, 04/17/25	2,120	2,095
2.63%, 02/18/26	2,170	2,071
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,935	2,896
0.80%, 08/12/24 (a)	1,695	1,576
3.48%, 03/22/25 (a)	2,390	2,332
New York Life Global Funding
3.15%, 06/06/24 (a)	4,470	4,416
Nordea Bank Abp
3.60%, 06/06/25 (a)	7,000	6,930
Panasonic Corporation
2.54%, 07/19/22 (a)	1,760	1,760
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,419
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,680

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2.63%, 05/12/25 (c)	1,500	1,441
S&P Global Inc.
2.45%, 03/01/27 (a)	4,405	4,126
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,660	1,465
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,076	1,065
Skandinaviska Enskilda Banken AB
3.70%, 06/09/25 (a)	8,355	8,262
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	976	968
3.55%, 04/15/24 (a)	860	841
Societe Generale
2.63%, 10/16/24 (a)	315	303
Standard Chartered PLC
3.95%, 01/11/23 (a)	3,470	3,460
1.32%, 10/14/23 (a)	1,380	1,369
3.89%, 03/15/24 (a)	370	369
0.99%, 01/12/25 (a)	1,040	983
1.21%, 03/23/25 (a)	200	188
1.82%, 11/23/25 (a)	1,085	1,008
Svenska Handelsbanken AB
0.55%, 06/11/24 (a)	1,815	1,705
1.42%, 06/11/27 (a)	1,755	1,565
Synchrony Financial
4.25%, 08/15/24	4,690	4,627
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,395
2.45%, 03/03/27	4,315	4,026
The Goldman Sachs Group, Inc.
0.63%, 11/17/23	2,250	2,218
0.67%, 03/08/24	1,225	1,197
0.66%, 09/10/24	1,995	1,911
0.93%, 10/21/24	1,285	1,228
1.76%, 01/24/25	1,720	1,655
3.50%, 04/01/25	2,495	2,452
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,274
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	8,000	7,953
Toyota Motor Credit Corporation
3.95%, 06/30/25	3,830	3,849
Truist Financial Corporation
1.58%, (SOFR + 0.40%), 06/09/25 (d)	1,795	1,741
UBS Group AG
1.01%, 07/30/24 (a) (b)	3,505	3,396
4.49%, 05/12/26 (a)	695	692
1.49%, 08/10/27 (a) (b)	905	790
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (a)	1,345	1,344
Wells Fargo & Company
1.65%, 06/02/24	1,850	1,807
3.91%, 04/25/26	2,230	2,194
2.19%, 04/30/26	1,780	1,669
3.53%, 03/24/28	1,450	1,376
REMIC, 4.13%, 08/15/23	775	780
		302,817
Consumer Discretionary 4.9%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	920	902
0.80%, 02/10/24 (a)	1,490	1,415
Aptiv PLC
2.40%, 02/18/25	2,500	2,388
AutoZone, Inc.
3.13%, 04/18/24	2,575	2,545
3.63%, 04/15/25	1,020	1,008
Brunswick Corporation
0.85%, 08/18/24	2,855	2,643
Daimler Finance North America LLC
1.75%, 03/10/23 (a)	3,440	3,399
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	2,365	2,225
General Motors Company
4.88%, 10/02/23	1,860	1,878
5.40%, 10/02/23	2,230	2,264
Genuine Parts Company
1.75%, 02/01/25	890	840
Hasbro, Inc.
3.00%, 11/19/24 (e)	4,130	4,032
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	1,365	1,321
Hyundai Capital America
2.85%, 11/01/22 (a)	1,039	1,037
1.15%, 11/10/22 (a)	1,460	1,447
2.38%, 02/10/23 (a)	4,275	4,243
0.80%, 01/08/24 (a)	1,810	1,720
0.88%, 06/14/24 (a)	1,685	1,575
1.00%, 09/17/24 (a)	1,065	989
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	783
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	655
Magallanes, Inc.
3.76%, 03/15/27 (a)	6,090	5,715
Marriott International, Inc.
3.13%, 02/15/23	800	798
3.60%, 04/15/24	4,495	4,472
McDonald's Corporation
3.30%, 07/01/25	650	643
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (a)	655	655
2.60%, 09/28/22 (a) (f)	3,805	3,793
3.88%, 09/21/23 (a)	2,150	2,138
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,815	3,753
Nordstrom, Inc.
2.30%, 04/08/24	390	369
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,391
QVC, Inc.
4.85%, 04/01/24	1,290	1,209
Ross Stores, Inc.
3.38%, 09/15/24	1,225	1,206
4.60%, 04/15/25	4,860	4,915
0.88%, 04/15/26	1,360	1,202
SES
3.60%, 04/04/23 (a)	1,940	1,932
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,418
Volkswagen Group of America, Inc.
0.75%, 11/23/22 (a)	1,720	1,702
3.13%, 05/12/23 (a)	705	700
0.88%, 11/22/23 (a)	1,655	1,586
3.95%, 06/06/25 (a)	4,965	4,871
		83,777
Energy 4.5%
Aker BP ASA
3.00%, 01/15/25 (a)	1,880	1,817
APT Pipelines Limited
4.20%, 03/23/25 (a)	4,401	4,363
Canadian Natural Resources Limited
3.80%, 04/15/24	1,605	1,594
2.05%, 07/15/25	3,310	3,101
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	5,410	5,611
5.88%, 03/31/25	3,160	3,235
Devon Energy Corporation
8.25%, 08/01/23	1,180	1,228
Enbridge Inc.
1.38%, (SOFR + 0.40%), 02/17/23 (d)	955	949
4.00%, 10/01/23	4,065	4,075
2.50%, 01/15/25 - 02/14/25	4,070	3,914
Energy Transfer LP
4.25%, 03/15/23	4,050	4,045
4.20%, 09/15/23	575	576
5.88%, 01/15/24	4,795	4,887

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
4.90%, 02/01/24	1,885	1,892
2.90%, 05/15/25	480	457
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	3,933
EOG Resources, Inc.
2.63%, 03/15/23	594	592
Equinor ASA
2.88%, 04/06/25	3,880	3,812
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,237
2.60%, 10/15/25 (a)	940	878
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,500
Plains All American Pipeline, L.P.
2.85%, 01/31/23	3,233	3,213
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23 - 03/01/25	6,570	6,647
5.75%, 05/15/24	2,585	2,636
Schlumberger Canada Limited
1.40%, 09/17/25	695	645
Schlumberger Holdings Corporation
3.75%, 05/01/24 (a)	3,725	3,712
4.00%, 12/21/25 (a)	760	756
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	224
4.25%, 04/01/24	140	140
The Williams Companies, Inc.
3.70%, 01/15/23 (f)	4,485	4,494
Williams Partners L.P.
4.30%, 03/04/24	635	638
		76,801
Health Care 4.0%
AbbVie Inc.
3.25%, 10/01/22	425	425
3.20%, 11/06/22 - 05/14/26	835	822
2.60%, 11/21/24	6,035	5,843
2.95%, 11/21/26	4,415	4,182
Aetna Inc.
2.80%, 06/15/23	1,245	1,232
AmerisourceBergen Corporation
0.74%, 03/15/23	3,220	3,156
Becton, Dickinson and Company
3.36%, 06/06/24	3,504	3,467
3.73%, 12/15/24	399	397
Cardinal Health, Inc.
3.20%, 03/15/23	1,770	1,761
3.08%, 06/15/24	1,445	1,422
3.50%, 11/15/24	2,425	2,392
Cigna Corporation
0.61%, 03/15/24	875	831
Cigna Holding Company
3.75%, 07/15/23	823	825
CommonSpirit Health
1.55%, 10/01/25	1,670	1,531
CVS Health Corporation
2.63%, 08/15/24	785	768
2.88%, 06/01/26	1,055	1,006
3.00%, 08/15/26	890	853
HCA Inc.
3.13%, 03/15/27 (a)	2,280	2,084
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,321
Humana Inc.
3.15%, 12/01/22	805	805
2.90%, 12/15/22	430	429
0.65%, 08/03/23	1,345	1,303
3.85%, 10/01/24	3,000	2,987
4.50%, 04/01/25	2,190	2,215
1.35%, 02/03/27	675	591
PeaceHealth
1.38%, 11/15/25	470	432
PerkinElmer, Inc.
0.55%, 09/15/23	1,625	1,567
0.85%, 09/15/24	6,205	5,740
Perrigo Finance Unlimited Company
3.90%, 12/15/24	7,165	6,708
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,826
Swedbank AB
1.30%, 06/02/23 (a)	2,290	2,246
0.60%, 09/25/23 (a)	2,620	2,529
UnitedHealth Group Incorporated
3.70%, 05/15/27 (f)	2,240	2,231
Viatris Inc.
1.65%, 06/22/25	825	748
		68,675
Information Technology 2.9%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,614
Analog Devices, Inc.
2.95%, 04/01/25	620	608
CDW LLC
5.50%, 12/01/24	765	767
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	2,938
0.60%, 03/01/24	1,440	1,363
Fiserv, Inc.
3.80%, 10/01/23 (e)	920	922
2.75%, 07/01/24	5,115	4,993
3.85%, 06/01/25 (e)	1,406	1,391
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,536
HCL America Inc.
1.38%, 03/10/26 (a)	4,600	4,133
Marvell Technology, Inc.
4.20%, 06/22/23	2,410	2,418
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,168
0.97%, 02/15/24	3,180	3,021
0.98%, 09/01/24	2,465	2,299
NXP B.V.
4.88%, 03/01/24	2,578	2,595
2.70%, 05/01/25	1,370	1,304
3.88%, 06/18/26	950	916
4.40%, 06/01/27	295	292
Oracle Corporation
2.50%, 04/01/25	5,485	5,212
Qorvo, Inc.
1.75%, 12/15/24 (a)	1,120	1,046
Roper Technologies, Inc.
1.00%, 09/15/25	685	620
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	750
The Western Union Company
2.85%, 01/10/25 (e)	4,174	4,002
VMware, Inc.
0.60%, 08/15/23	1,620	1,564
Workday, Inc.
3.50%, 04/01/27	975	933
		49,405
Utilities 2.8%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,117
Edison International
3.13%, 11/15/22	1,330	1,327
2.95%, 03/15/23	1,400	1,389
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,207
1.38%, 07/12/26 (a)	2,750	2,419
Eversource Energy
4.20%, 06/27/24	3,440	3,450
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a) (f)	3,519	3,196
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	3,070	3,096
1.88%, 01/15/27	2,770	2,497
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,392

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Pacific Gas And Electric Company
2.12%, (SOFR + 1.15%), 11/14/22 (d)	405	405
3.50%, 06/15/25	2,405	2,283
Sempra Energy
3.30%, 04/01/25	1,505	1,471
Southern California Gas Company
2.95%, 04/15/27	1,625	1,542
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	3,082
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,551
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,472
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	10,030	9,680
5.13%, 05/13/25 (a)	2,260	2,239
		48,815
Communication Services 2.6%
Charter Communications Operating, LLC
4.91%, 07/23/25	9,010	9,025
Cox Communications, Inc.
3.15%, 08/15/24 (a)	3,494	3,411
NBN Co Limited
1.45%, 05/05/26 (a)	4,440	4,006
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	4,052
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,379
Rogers Communications Inc.
3.20%, 03/15/27 (a)	2,725	2,586
Sky Limited
3.75%, 09/16/24 (a)	5,375	5,348
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	1,755	1,733
3.55%, 04/14/25	590	581
The Walt Disney Company
1.75%, 01/13/26	1,570	1,463
T-Mobile US, Inc.
3.50%, 04/15/25	2,330	2,280
Verizon Communications Inc.
3.38%, 02/15/25	1,005	997
0.85%, 11/20/25	2,560	2,321
1.45%, 03/20/26	3,000	2,745
2.63%, 08/15/26	3,330	3,147
		45,074
Industrials 2.4%
Air Lease Corporation
2.25%, 01/15/23	1,680	1,663
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,945	2,777
1.75%, 12/02/26	1,290	1,168
Carrier Global Corporation
2.24%, 02/15/25	483	459
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,104
Equifax Inc.
3.95%, 06/15/23	440	439
GATX Corporation
3.90%, 03/30/23	750	750
4.35%, 02/15/24	4,215	4,224
3.25%, 03/30/25	1,250	1,216
Kansas City Southern
3.00%, 05/15/23	2,280	2,267
NTT Finance Corporation
0.58%, 03/01/24 (a)	1,245	1,184
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	1,902
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,985	1,986
4.50%, 03/15/23 (a)	1,810	1,818
Parker-Hannifin Corporation
3.65%, 06/15/24	3,765	3,739
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	3,465	3,391
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,912
0.88%, 11/15/25	863	775
Roper Technologies, Inc.
3.13%, 11/15/22	3,505	3,496
3.65%, 09/15/23	700	701
2.35%, 09/15/24	825	798
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,130
		40,899
Real Estate 1.8%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24	2,396	2,405
American Tower Corporation
2.40%, 03/15/25	1,425	1,347
Brixmor Operating Partnership LP
3.65%, 06/15/24	317	312
Crown Castle International Corp.
3.15%, 07/15/23	1,295	1,284
3.20%, 09/01/24	835	818
1.05%, 07/15/26	2,800	2,426
2.90%, 03/15/27	1,910	1,763
Essex Portfolio, L.P.
3.88%, 05/01/24	1,890	1,884
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,317
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,219
4.38%, 10/01/25	1,505	1,487
Public Storage, Inc.
1.28%, (SOFR + 0.47%), 04/23/24 (d)	1,235	1,224
Realty Income Corporation
3.88%, 04/15/25	2,000	1,989
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	986
3.38%, 10/01/24	1,980	1,963
W.P. Carey Inc.
4.60%, 04/01/24	3,350	3,367
Weingarten Realty Investors
4.45%, 01/15/24	5,000	5,006
		30,797
Consumer Staples 1.7%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,530	1,507
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	1,907
4.45%, 03/16/28	3,955	3,740
Bunge Limited Finance Corp.
3.00%, 09/25/22 (e)	6,995	6,996
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	5,080	4,802
Constellation Brands, Inc.
3.60%, 05/09/24	1,820	1,813
CSL Finance PLC
3.85%, 04/27/27 (a)	730	724
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,253
HPHT Finance (17) Limited
2.75%, 09/11/22 (c)	4,295	4,290
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,172
Mondelez International, Inc.
2.63%, 03/17/27	1,625	1,520
		29,724
Materials 1.3%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,505	1,487
Anglo American Capital PLC
3.63%, 09/11/24 (a)	3,000	2,945
ArcelorMittal
3.60%, 07/16/24	920	908
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Ecolab Inc.
1.65%, 02/01/27	880	805
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,354
LYB International Finance III, LLC
1.25%, 10/01/25	1,717	1,554
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	986
Nucor Corporation
3.95%, 05/23/25	1,005	998
2.00%, 06/01/25	695	656
POSCO
2.38%, 01/17/23 (a)	3,435	3,415
Steel Dynamics, Inc.
2.80%, 12/15/24	2,571	2,493
The Sherwin-Williams Company
3.45%, 08/01/25	1,915	1,879
Westlake Corporation
0.88%, 08/15/24	425	406
		23,407
Total Corporate Bonds And Notes (cost $830,583)		800,191
GOVERNMENT AND AGENCY OBLIGATIONS 26.0%
U.S. Treasury Note 20.5%
Treasury, United States Department of
0.13%, 04/30/23 (g)	1,310	1,280
0.13%, 08/15/23	475	460
2.25%, 03/31/24	21,485	21,213
2.50%, 04/30/24	30,795	30,526
2.50%, 05/31/24 (f) (g)	145,695	144,397
1.75%, 03/15/25	59,565	57,573
2.75%, 05/15/25	99,025	98,267
		353,716
Mortgage-Backed Securities 3.3%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	389	407
2.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	4	4
2.23%, (1 Year Treasury + 2.17%), 09/01/33 (d)	12	12
6.00%, 09/01/34 - 11/01/37	360	391
2.21%, (1 Year Treasury + 2.11%), 10/01/34 (d)	8	8
2.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	6	6
2.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	6	7
2.37%, (1 Year Treasury + 2.25%), 11/01/34 (d)	16	16
3.00%, 11/01/34	236	232
1.94%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	4	4
2.04%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	5	5
2.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	9	9
2.05%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
2.23%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	8	8
2.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	11	11
2.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	11	11
2.95%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	99	102
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	189	197
2.31%, (1 Year USD LIBOR + 1.69%), 10/01/35 (d)	24	25
1.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	41	42
2.13%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	49	50
7.50%, 06/01/38	238	261
7.00%, 03/01/39	247	273
4.50%, 03/01/49	296	300
4.00%, 12/01/49	562	560
2.50%, 01/01/52	2,908	2,626
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 07/01/41	2,074	2,170
5.50%, 01/01/24 - 12/01/39	3,314	3,546
4.50%, 08/01/24 - 12/01/48	4,347	4,457
3.50%, 11/01/26 - 01/01/52	2,237	2,173
3.00%, 09/01/28 - 06/01/52	5,524	5,279
6.50%, 07/01/32 - 12/01/32	182	199
2.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
2.00%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	4	5
2.96%, (1 Year Treasury + 2.18%), 06/01/33 (d)	54	56
2.79%, (1 Year Treasury + 2.18%), 07/01/33 (d)	3	4
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (d)	67	69
6.00%, 03/01/34 - 02/01/49	2,625	2,857
2.55%, (1 Year Treasury + 2.31%), 04/01/34 (d)	1	1
1.82%, (1 Year USD LIBOR + 1.58%), 10/01/34 (d)	3	3
1.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	2	2
1.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	13	14
2.43%, (1 Year Treasury + 2.36%), 11/01/34 (d)	70	73
1.93%, (1 Year USD LIBOR + 1.68%), 12/01/34 (d)	7	7
1.88%, (1 Year USD LIBOR + 1.52%), 01/01/35 (d)	13	13
1.89%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
1.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	8	8
1.96%, (1 Year USD LIBOR + 1.60%), 01/01/35 (d)	9	10
1.96%, (1 Year USD LIBOR + 1.64%), 02/01/35 (d)	6	6
2.33%, (1 Year Treasury + 2.20%), 02/01/35 (d)	13	14
2.06%, (1 Year USD LIBOR + 1.36%), 03/01/35 (d)	7	7
1.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	61	63
2.55%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	16	17
3.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	75	78
2.23%, (1 Year USD LIBOR + 1.41%), 05/01/35 (d)	26	26
2.60%, (1 Year USD LIBOR + 1.60%), 05/01/35 (d)	11	11
2.95%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	65	67
1.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	48	49
3.03%, (1 Year Treasury + 2.30%), 06/01/35 (d)	76	79
3.42%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	30	31
1.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	107	109
3.00%, (1 Year USD LIBOR + 1.61%), 08/01/35 (d)	62	64
1.73%, (1 Year USD LIBOR + 1.48%), 11/01/35 (d)	29	30
1.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	49	49
2.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	67	70
2.02%, (1 Year USD LIBOR + 1.64%), 03/01/36 (d)	64	65
2.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	33	34
4.00%, 08/01/43 - 12/01/49	1,053	1,057

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2.00%, 10/01/50	661	577
2.50%, 01/01/52	2,884	2,597
TBA, 4.00%, 07/15/52 (h)	5,080	5,008
TBA, 4.50%, 07/15/52 (h)	6,635	6,659
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,176	1,228
6.00%, 07/15/36	485	521
4.50%, 09/20/40	249	256
3.50%, 03/20/43 - 04/20/43	1,179	1,163
5.50%, 09/15/45 - 12/20/48	1,351	1,439
4.00%, 09/20/45 - 10/20/50	1,380	1,384
3.00%, 09/20/47 - 09/20/49	1,974	1,880
TBA, 3.50%, 07/15/52 (h)	1,996	1,939
TBA, 4.00%, 07/15/52 (h)	825	821
TBA, 4.50%, 07/15/52 (h)	3,365	3,414
		57,332
Collateralized Mortgage Obligations 1.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 1.93%, (SOFR 30-Day Average + 1.00%), 12/26/41 (d)	2,697	2,642
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2M1-R02, REMIC, 2.13%, (SOFR 30-Day Average + 1.20%), 01/27/42 (d)	3,340	3,263
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M1-R03, REMIC, 3.03%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	2,062	2,043
Connecticut Avenue Securities Trust 2022-R05
Series 2022-2M1-R05, REMIC, 2.83%, (SOFR 30-Day Average + 1.90%), 04/25/42 (d)	2,382	2,368
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 5.17%, (1 Month USD LIBOR + 3.55%), 01/25/27 (d)	1,376	1,413
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 5.62%, (1 Month USD LIBOR + 4.00%), 08/26/24 (d)	281	284
Series 2021-M1-HQA4, REMIC, 1.88%, (SOFR 30-Day Average + 0.95%), 12/25/25 (d)	2,020	1,911
Series 2021-M1-HQA1, REMIC, 1.63%, (SOFR 30-Day Average + 0.70%), 08/25/33 (d)	816	811
Series 2021-M1-DNA2, REMIC, 1.73%, (SOFR 30-Day Average + 0.80%), 08/25/33 (d)	574	571
Series PA-3713, REMIC, 2.00%, 02/15/40	634	628
Series 2021-M1-HQA3, REMIC, 1.78%, (SOFR 30-Day Average + 0.85%), 09/25/41 (d)	1,894	1,789
Series 2021-M2-DNA7, REMIC, 2.73%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	793
Series 2022-M1A-HQA1, REMIC, 3.03%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	2,279	2,260
Series 2022-M1A-DNA3, REMIC, 2.58%, (SOFR 30-Day Average + 2.00%), 04/25/42 (d)	2,001	1,959
Series 2022-M1A-DNA4, REMIC, 3.13%, (SOFR 30-Day Average + 2.20%), 05/27/42 (d)	2,719	2,685
Series 2017-M1-SC02, REMIC, 3.85%, 05/25/47 (d)	147	145
Series 2020-M1-DNA6, REMIC, 1.83%, (SOFR 30-Day Average + 0.90%), 12/27/50 (d)	2	2
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 2.97%, (1 Month USD LIBOR + 1.35%), 09/25/29 (d)	68	68
Series 2017-2ED2-C04, REMIC, 2.72%, (1 Month USD LIBOR + 1.10%), 11/26/29 (d)	807	791
Series 2017-1ED3-C05, REMIC, 2.82%, (1 Month USD LIBOR + 1.20%), 01/25/30 (d)	76	76
Series 2022-1M1-R06, REMIC, 3.68%, (SOFR 30-Day Average + 2.75%), 05/27/42 (d)	2,406	2,400
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,605	1,590
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 2.87%, (1 Month USD LIBOR + 1.25%), 02/25/47 (d)	128	128
		30,620
Municipal 0.4%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,701
Illinois, State of
2.25%, 10/01/22	4,095	4,089
Long Island Power Authority
0.76%, 03/01/23	725	714
		6,504
Total Government And Agency Obligations (cost $453,730)		448,172
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.6%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 2.07%, (1 Month USD LIBOR + 0.88%), 09/15/34 (d) (i)	1,665	1,624
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,218	1,058
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,539
Series 2017-B-7, 2.54%, 10/17/22	980	979
AmeriCredit Automobile Receivables Trust
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,306
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,257
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,173
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,831
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,138
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,325
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,413
Amur Equipment Finance Receivables VII LLC
Series 2019-B-1A, REMIC, 2.80%, 03/20/25	4,003	3,976
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (d)	165	164
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	1,031	988
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,634	1,507
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d)	86	86
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (d)	1,420	1,399
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	397	378
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (d)	1,035	931
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	4,524	4,519
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 2.39%, (1 Month USD LIBOR + 1.07%), 08/15/34 (d)	2,640	2,527
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 2.67%, (1 Month USD LIBOR + 1.35%), 11/17/36 (d)	1,860	1,798
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 2.37%, (1 Month USD LIBOR + 1.05%), 09/15/32 (d)	1,190	1,162
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-B-1A, 3.41%, 09/20/22	700	700
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,123
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,123
Series 2018-D-1A, 5.25%, 09/20/23	3,535	3,509
Series 2018-C-2A, 4.95%, 03/20/24	800	799
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,637
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,197
Series 2020-A-1A, 2.33%, 08/20/25	990	940
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 2.17%, (1 Month USD LIBOR + 0.85%), 09/15/34 (d)	2,400	2,340
Barclays Mortgage Loan Trust 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 1.75%, 09/25/51	2,570	2,388
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (d)	1,254	1,224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Bayview MSR Opportunity Master Fund Trust 2021-INV
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	2,110	1,906
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (d)	1,066	1,052
Beneria Cowen & Pritzer Collateral Funding Corp
Series 2021-A-330N, REMIC, 2.12%, (1 Month USD LIBOR + 0.80%), 06/15/23 (d)	1,250	1,201
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-C-BIG, REMIC, 3.62%, (1 Month Term SOFR + 2.34%), 02/15/24 (d)	870	818
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	850	800
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	872	819
Blackbird Capital Aircraft Lease Securitization Lt
Series 2016-AA-1A, 2.49%, 12/15/24 (i)	1,068	1,029
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 09/15/23 (d)	1,855	1,764
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	1,535	1,473
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	441	429
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 2.28%, (SOFR 30-Day Average + 1.50%), 02/17/37 (d)	3,250	3,136
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 3.22%, (1 Month USD LIBOR + 1.90%), 08/15/23 (d)	820	782
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 10/15/36 (d)	1,403	1,367
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 2.72%, (1 Month USD LIBOR + 1.40%), 06/15/23 (d)	1,657	1,570
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-B-CSMO, REMIC, 3.89%, 06/15/27 (d)	2,225	2,186
BX Trust
Series 2018-A-GW, REMIC, 2.12%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (i)	4,875	4,741
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,518
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,770
Series 2020-C-1, 2.34%, 11/17/25	785	767
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,266
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	470	458
Cedar Funding Ltd
Series 2021-A-14A, 2.14%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	3,070	2,981
Cedar Funding VII CLO, Ltd
Series 2018-B-7A, 2.46%, (3 Month USD LIBOR + 1.40%), 01/21/31 (d)	1,000	953
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 2.97%, (1 Month USD LIBOR + 1.65%), 11/17/36 (d)	3,115	3,018
CIFC Funding Ltd
Series 2021-A-4A, 2.09%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	905	882
CIFC Funding Ltd.
Series 2014-A1-2RA, 2.23%, (3 Month USD LIBOR + 1.05%), 04/24/30 (d)	1,660	1,635
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,401	1,263
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.63%, 05/12/23 (d)	1,980	1,932
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,527	1,372
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,128
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 2.62%, (1 Month USD LIBOR + 1.30%), 11/15/23 (d)	4,310	4,192
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	189	184
COLT 2021-3 Mortgage Loan Trust
Series 2021-A3-3, REMIC, 1.42%, 09/27/66	859	745
COLT 2022-3 Mortgage Loan Trust
Series 2022-A1-3, REMIC, 3.90%, 02/25/67 (d)	2,193	2,105
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	1,269	1,137
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.77%, 01/12/24 (d)	1,930	1,910
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	2,032
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,780
COMM Mortgage Trust
Series 2014-D-CR19, REMIC, 4.85%, 08/12/24 (d)	760	705
Series 2020-D-CBM, REMIC, 3.75%, 02/12/25 (d)	980	902
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, 0.00%, 06/25/42 (d)	2,520	2,526
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 2.75%, (1 Month USD LIBOR + 1.43%), 05/15/36 (d)	2,680	2,610
Series 2019-D-ICE4, REMIC, 2.92%, (1 Month USD LIBOR + 1.60%), 05/15/36 (d)	1,965	1,911
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	901	823
Series 2020-D-NET, REMIC, 3.70%, 08/15/25 (d)	1,970	1,766
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	325	311
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (d)	586	543
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	645	587
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	895	893
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 2.14%, (3 Month USD LIBOR + 1.10%), 07/17/34 (d)	2,660	2,571
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 2.48%, (1 Month Term SOFR + 1.55%), 04/25/34 (d)	1,080	1,072
Elara HGV Timeshare Issuer LLC
Series 2019-A-A, 2.61%, 01/25/34	836	804
Series 2017-A-A, REMIC, 2.69%, 03/25/30	233	229
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	284	276
Ellington Financial Mortgage Trust 2017-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	372	341
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (d)	325	296
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	378	370
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (d)	772	689
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	745	662
Ellington Financial Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.24%, 09/25/66	1,013	886
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	719	615
Enterprise Fleet Financing, LLC
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	330	329
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,126
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	1,305	1,225
Exeter Automobile Receivables Trust 2022-1
Series 2022-D-1A, 3.02%, 06/15/25	2,895	2,724

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	2,355	2,268
Exeter Automobile Receivables Trust 2022-3
Series 2022-C-3A, 5.30%, 01/15/25	1,950	1,959
Extended Stay America Trust 2021-ESH
Series 2021-C-ESH, REMIC, 3.02%, (1 Month USD LIBOR + 1.70%), 07/17/23 (d)	1,963	1,899
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	341	331
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 1.86%, (1 Month USD LIBOR + 0.85%), 08/25/41 (d)	480	469
FOCUS Brands Funding LLC
Series 2017-A2IB-1A, 3.86%, 04/30/24	2,468	2,380
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,381
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,707
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,299
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,892
Freddie Mac STACR REMIC Trust 2021-HQA1
Series 2022-M1A-DNA5, 3.73%, (SOFR 30-Day Average + 2.95%), 06/25/42 (d)	3,130	3,130
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 2.43%, (SOFR 30-Day Average + 1.50%), 10/25/41 (d)	1,320	1,206
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	1,028	990
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	115	113
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	188	185
Galton Funding Mortgage Trust 2019-1
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	232	230
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	765
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (d)	1,170	1,092
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 2.12%, (1 Month USD LIBOR + 0.80%), 02/15/23 (d)	1,535	1,488
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	371	368
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	959
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	818
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 2.36%, (1 Month USD LIBOR + 1.03%), 12/15/36 (d) (i)	3,959	3,850
Series 2019-C-WOLF, REMIC, 2.96%, (1 Month USD LIBOR + 1.63%), 12/15/36 (d) (i)	1,190	1,143
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 2.92%, (1 Month USD LIBOR + 1.60%), 06/15/23 (d)	1,720	1,648
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 1.96%, 07/25/44 (d)	31	31
GS Mortgage-Backed Securities Trust 2021-HP1
Series 2021-A6-HP1, REMIC, 2.50%, 01/25/52 (d)	1,243	1,122
GS Mortgage-Backed Securities Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.02%, 04/25/25 (d)	725	666
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (d)	3,239	2,978
GS Mortgage-Backed Securities Trust 2022-GR1
Series 2022-A5-GR1, REMIC, 2.50%, 06/25/52	4,006	3,621
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	626	609
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	275	271
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	989	951
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	262	260
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (d)	2,250	2,211
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (d)	2,121	1,923
Hyundai Auto Receivables Trust
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,658
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	1,215	1,045
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	3,401	3,381
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 2.92%, (1 Month USD LIBOR + 1.60%), 09/15/22 (d) (i)	1,195	1,163
Series 2020-B-609M, REMIC, 2.64%, 10/17/22 (d)	2,420	2,316
Series 2020-C-609M, REMIC, 3.04%, 10/17/22 (d)	1,955	1,853
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 2.45%, (1 Month USD LIBOR + 0.83%), 03/25/43 (d)	212	208
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	347	332
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	515	485
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,417
KKR CLO 29 Ltd.
Series A-29A, 2.24%, (3 Month USD LIBOR + 1.20%), 01/15/32 (d)	2,750	2,689
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 2.32%, (1 Month USD LIBOR + 1.00%), 12/15/25 (d)	765	731
Series 2021-D-KDIP, REMIC, 2.57%, (1 Month USD LIBOR + 1.25%), 12/15/25 (d)	551	521
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 3.07%, (1 Month USD LIBOR + 1.75%), 08/15/26 (d)	2,425	2,327
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	864	858
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,348
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 2.19%, (3 Month USD LIBOR + 0.97%), 07/28/31 (d)	3,125	3,079
Series 2017-BR-23A, 2.77%, (3 Month USD LIBOR + 1.55%), 07/28/31 (d)	2,005	1,955
Madison Park Funding XXXIII Ltd
Series 2019-AR-33A, 2.14%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,020
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 2.05%, (3 Month USD LIBOR + 0.99%), 04/20/32 (d)	1,715	1,670
Magnetite XVI, Limited
Series 2015-AR-16A, 1.84%, (3 Month USD LIBOR + 0.80%), 01/18/28 (d)	4,675	4,618
Magnetite XXV, Limited
Series 2020-A-25A, 2.38%, (3 Month USD LIBOR + 1.20%), 01/26/32 (d)	2,020	1,978
Mello Mortgage Capital Acceptance 2021-INV3
Series 2021-A4-INV3, REMIC, 2.50%, 09/25/51 (d)	1,787	1,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	504	488
MF1 2021-FL7 Ltd
Series 2021-A-FL7, 2.60%, (1 Month USD LIBOR + 1.08%), 10/20/36 (d)	1,910	1,836
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	801	768
Mill City Mortgage Loan Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (d)	251	250
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	698
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (d)	255	251
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (d)	955	930
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.28%, 11/13/24 (d)	2,330	2,122
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,626
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 3.30%, (1 Month USD LIBOR + 1.80%), 12/15/36 (d)	1,395	1,346
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	425	412
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	667	624
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	107	105
Series 2017-B-1A, 2.75%, 12/20/34	36	36
Series 2017-C-1A, 2.99%, 12/20/34	100	97
Series 2020-B-1A, 2.73%, 10/20/37	1,185	1,150
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	1,462	1,350
Navient Private Education Refi Loan Trust
Series 2019-A-GA, 2.40%, 05/15/28	1,679	1,629
Series 2019-A2A-EA, 2.64%, 09/15/28	1,533	1,508
Series 2020-A2A-CA, 2.15%, 03/15/29	5,011	4,712
Series 2020-A2A-A, 2.46%, 11/15/68	1,342	1,280
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	1,056	1,038
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	920	872
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	601	563
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	635	592
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	1,798	1,642
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	3,673	3,437
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 2.57%, (1 Month USD LIBOR + 0.95%), 07/25/22 (d)	1,610	1,610
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	2,091	1,941
Nelnet, Inc.
Series 2005-A4-4, 2.28%, (3 Month USD LIBOR + 0.18%), 03/22/32 (d)	1,247	1,207
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 2.03%, (3 Month USD LIBOR + 0.99%), 01/20/32 (d)	4,375	4,269
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 2.10%, (3 Month USD LIBOR + 1.06%), 04/18/33 (d)	1,245	1,217
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (d)	722	694
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	733	701
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	3,738	3,390
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (d)	1,314	1,192
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,082	1,072
NLT 2021-INV2 Trust
Series 2021-A1-INV2, REMIC, 1.16%, 08/25/56 (d)	4,102	3,669
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (d)	1,053	929
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 2.37%, (1 Month USD LIBOR + 0.75%), 02/25/27 (d)	394	390
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	948	915
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	233	224
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	1,067	1,021
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (d)	2,403	2,179
OBX Trust
Series 2019-2A2-EXP2, REMIC, 2.82%, (1 Month USD LIBOR + 1.20%), 07/25/24 (d)	555	550
Series 2019-2A1-EXP3, REMIC, 2.52%, (1 Month USD LIBOR + 0.90%), 09/25/59 (d)	494	492
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	727	701
Series 2020-2A2-EXP1, REMIC, 2.57%, (1 Month USD LIBOR + 0.95%), 01/26/60 (d)	439	436
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,907	1,721
OCP CLO 2017-13 Ltd
Series 2017-A2R-13A, 2.59%, (3 Month USD LIBOR + 1.55%), 07/15/30 (d)	3,160	3,025
OCP CLO Ltd
Series 2014-A1RR-7A, 2.18%, (3 Month USD LIBOR + 1.12%), 07/20/29 (d)	5,944	5,862
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,441
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	1,245	1,204
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 2.27%, (1 Month USD LIBOR + 0.95%), 03/15/23 (d)	3,445	3,270
Series 2021-C-PARK, REMIC, 2.42%, (1 Month USD LIBOR + 1.10%), 03/15/23 (d)	1,840	1,751
Onslow Bay Financial LLC
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (d)	1,663	1,499
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 2.49%, (3 Month USD LIBOR + 1.08%), 11/17/31 (d)	4,940	4,830
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,410	1,383
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 01/25/28 (d)	3,473	3,203
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (d)	2,652	2,405
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	468	456
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	890	868
Santander Drive Auto Receivables Trust
Series 2019-D-2, 3.22%, 07/15/25	518	517
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	290	290
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,848
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,258

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Santander Drive Auto Receivables Trust 2022-1
Series 2022-C-1, 2.56%, 04/17/28	3,490	3,379
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,015
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,698
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,522
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,319
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,188
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,496
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,429
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	562
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (a)	3,740	3,741
Series 2019-1C-1, 2.84%, 01/15/25	2,020	1,959
Series 2020-2C-1, 1.88%, 01/15/26	730	663
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,112
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	30	30
Sequoia Mortgage Trust
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (d)	48	48
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (d)	31	31
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	148	145
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	295	291
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (d)	711	701
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 10/25/23	1,148	1,079
SG Residential Mortgage Trust 2022-1
Series 2022-A1-1, REMIC, 3.17%, 03/25/62 (d)	2,383	2,242
Shelter Growth CRE Issuer Ltd
Series 2021-A-FL3, 2.40%, (1 Month USD LIBOR + 1.08%), 09/15/36 (d)	891	860
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	474	458
Sierra Timeshare Receivables Funding LLC
Series 2019-A-1A, 3.20%, 01/20/36	301	299
Series 2019-A-2A, 2.59%, 05/20/36	977	954
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 2.47%, (1 Month USD LIBOR + 1.15%), 06/16/31 (d) (i)	1,610	1,586
Series 2018-D-FUN, REMIC, 3.42%, (1 Month USD LIBOR + 2.10%), 06/16/31 (d) (i)	1,784	1,717
SMB Private Education Loan Trust
Series 2018-A2B-B, 2.04%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (d)	2,689	2,637
Series 2014-A3-A, 2.82%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (d)	2,151	2,162
Series 2016-A2B-C, 2.42%, (1 Month USD LIBOR + 1.10%), 09/15/34 (d)	1,209	1,214
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	4,364	4,006
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	648	589
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	3,285	3,052
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (d)	5	5
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	777	759
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	865	840
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	887	842
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (d)	2,989	2,698
Symphony CLO XVII Ltd
Series 2016-AR-17A, 1.92%, (3 Month USD LIBOR + 0.88%), 04/17/28 (d)	2,986	2,957
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 2.06%, (3 Month USD LIBOR + 1.02%), 01/15/34 (d)	2,730	2,667
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 2.14%, (3 Month USD LIBOR + 1.08%), 04/20/33 (d)	1,290	1,248
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 2.63%, (3 Month USD LIBOR + 1.45%), 10/25/29 (d)	3,330	3,177
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d)	207	206
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	331	328
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (d)	1,719	1,677
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	252	248
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (d)	41	41
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (d)	1,701	1,665
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (d)	1,315	1,294
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	635	627
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	628	577
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	655	542
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	680	617
Verus Securitization Trust
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (i)	718	704
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (i)	953	933
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (i)	1,496	1,461
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	871	845
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (i)	116	114
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (i)	673	663
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (i)	449	428
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	698	642
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	417	381
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	579	526
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	1,029	910
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (d)	3,660	3,313
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,013	951
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,876	3,648
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 01/25/67 (i)	6,130	6,071
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	295	281
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (d)	14	14
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	901	900
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	2,864	2,599
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 11/25/40 (d)	187	174
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,569

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	882
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,230
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,184
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,341
Total Non-U.S. Government Agency Asset-Backed Securities (cost $461,750)		441,393
SHORT TERM INVESTMENTS 11.2%
Securities Lending Collateral 9.0%
JNL Securities Lending Collateral Fund, 1.41% (j) (k)	154,333	154,333
Investment Companies 2.2%
JNL Government Money Market Fund, 1.02% (j) (k)	1,682	1,682
T. Rowe Price Government Reserve Fund, 1.30% (j) (k)	36,261	36,261
		37,943
Total Short Term Investments (cost $192,276)		192,276
Total Investments 109.3% (cost $1,938,339)		1,882,032
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (9.3)%		(160,075)
Total Net Assets 100.0%		1,721,971

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $287,344 and 16.7% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(f) All or a portion of the security was on loan as of June 30, 2022.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $17,894.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.5%
Cayman Islands	4.4
United Kingdom	4.2
Canada	2.3
Ireland	1.6
France	1.1
Sweden	1.0
Netherlands	0.9
South Korea	0.6
Japan	0.6
Switzerland	0.5
Australia	0.5
Singapore	0.5
Finland	0.4
Denmark	0.4
Spain	0.4
Norway	0.3
Virgin Islands (British)	0.2
Italy	0.2
Germany	0.2
Mexico	0.2
Bermuda	0.2
Malaysia	0.2
Luxembourg	0.2
Chile	0.2
Israel	0.1
Jersey	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,620	3,598	0.2
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	4,303	4,290	0.2
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,578	3,354	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mizuho Financial Group (Cayman) Limited, 4.20%, 07/18/22	04/08/21	4,087	4,073	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,317	4,052	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,801	2,680	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,552	1,441	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,334	3,082	0.2
		27,592	26,570	1.5

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,172	October 2022	247,457	659	(1,319)

Short Contracts
United States 10 Year Note	(90)	September 2022	(10,684)	(92)	16
United States 10 Year Ultra Bond	(25)	September 2022	(3,235)	(33)	51
United States 5 Year Note	(740)	October 2022	(82,740)	(520)	(325)
				(645)	(258)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	800,191	—	800,191
Government And Agency Obligations	—	448,172	—	448,172
Non-U.S. Government Agency Asset-Backed Securities	—	441,393	—	441,393
Short Term Investments	192,276	—	—	192,276
	192,276	1,689,756	—	1,882,032
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	67	—	—	67
	67	—	—	67
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,644)	—	—	(1,644)
	(1,644)	—	—	(1,644)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 87.7%
Consumer Discretionary 15.3%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	6,355	5,580
Allison Transmission, Inc.
3.75%, 01/30/31 (a)	4,130	3,315
Carnival Corporation
5.75%, 03/01/27 (a)	10,225	7,386
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	7,155	5,263
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	7,245	5,382
L Brands, Inc.
5.25%, 02/01/28	4,675	3,942
Life Time, Inc.
5.75%, 01/15/26 (a)	5,686	5,110
LSF9 Atlantis
7.75%, 02/15/26 (a)	9,555	8,126
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	4,599
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,985	4,783
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	3,945	3,649
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	3,674
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	3,152	2,363
Wheel Pros, Inc.
6.50%, 05/15/29 (a) (b)	7,915	5,597
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	7,855	6,609
Yum! Brands, Inc.
3.63%, 03/15/31	6,760	5,722
		81,100
Communication Services 15.1%
Audacy, Inc.
6.75%, 03/31/29 (a)	7,585	4,055
CCO Holdings, LLC
4.50%, 05/01/32	6,270	5,076
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	5,422
DISH DBS Corporation
7.38%, 07/01/28	8,990	6,115
DKT Finance ApS
9.38%, 06/17/23 (a)	3,647	3,500
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	2,848
6.00%, 01/15/30 (a) (b)	2,225	1,719
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	596
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	4,610
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,727	2,542
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	7,310	5,610
Millennium Escrow Corporation
6.63%, 08/01/26 (a)	4,005	3,287
Northwest Fiber, LLC
4.75%, 04/30/27 (a)	6,980	5,790
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,290	5,017
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	7,345	5,683
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	6,600	5,237
Telesat Canada
6.50%, 10/15/27 (a)	4,481	1,921
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,450	5,096
Urban One, Inc.
7.38%, 02/01/28 (a)	7,365	6,310
		80,434
Energy 14.8%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,000	2,889
5.88%, 06/30/29 (a) (b)	5,815	5,146
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	2,760	2,418
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	4,440	3,987
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	6,030	5,709
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	5,635	5,552
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	6,740	6,400
Hess Infrastructure Partners LP
4.25%, 02/15/30 (a)	4,770	4,041
5.50%, 10/15/30 (a)	1,315	1,183
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	5,710	5,139
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,059
6.38%, 09/01/28	3,123	3,166
6.45%, 09/15/36	1,555	1,620
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	7,510	7,309
SM Energy Company
5.63%, 06/01/25	1,880	1,776
6.50%, 07/15/28	1,535	1,423
Sunoco LP
4.50%, 05/15/29	3,315	2,732
4.50%, 04/30/30 (a)	3,270	2,658
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	7,265	6,079
Transocean Proteus Limited
6.25%, 12/01/24 (a)	1,334	1,260
Weatherford International Ltd.
6.50%, 09/15/28 (a)	2,795	2,508
8.63%, 04/30/30 (a)	3,250	2,697
		78,751
Financials 10.8%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,940	3,918
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (a)	4,040	3,353
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	7,270	5,670
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,305	5,935
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	6,385	5,593
Ford Motor Credit Company LLC
5.11%, 05/03/29	3,340	2,994
4.00%, 11/13/30	3,500	2,838
HUB International Limited
5.63%, 12/01/29 (a)	7,790	6,527
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	810	599
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	5,180	3,696
Ryan Specialty Group, LLC
4.38%, 02/01/30 (a)	5,451	4,744
USA Compression Finance Corp.
6.88%, 09/01/27	6,215	5,516
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	7,228	5,786
		57,169
Industrials 8.9%
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	7,879	5,853
Bombardier Inc.
7.88%, 04/15/27 (a)	4,560	3,795

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Deluxe Corporation
8.00%, 06/01/29 (a)	7,205	5,902
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	6,349	5,981
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	6,440	5,591
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	3,435	2,920
Pike Corporation
5.50%, 09/01/28 (a)	6,720	5,377
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	2,650	2,264
Spirit AeroSystems, Inc.
4.60%, 06/15/28	6,995	5,188
Tutor Perini Corporation
6.88%, 05/01/25 (a) (b)	5,435	4,444
		47,315
Materials 6.4%
Element Solutions, Inc.
3.88%, 09/01/28 (a)	1,395	1,154
ERO Copper Corp.
6.50%, 02/15/30 (a)	7,860	6,322
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	5,395
Novelis Corporation
3.88%, 08/15/31 (a)	5,725	4,410
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	7,300	5,139
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a)	7,320	5,875
Venator Materials Corporation
5.75%, 07/15/25 (a) (b)	7,270	5,825
		34,120
Consumer Staples 5.4%
Coty Inc.
6.50%, 04/15/26 (a) (b)	1,635	1,507
4.75%, 01/15/29 (a)	6,210	5,343
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a) (b)	6,815	5,402
Rite Aid Corporation
7.50%, 07/01/25 (a)	5,954	4,826
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	11,727	6,572
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,240	5,146
		28,796
Health Care 3.5%
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	2,630	1,881
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	2,583
Community Health Systems, Inc.
6.88%, 04/01/28 (a) (b)	7,915	4,433
5.25%, 05/15/30 (a)	2,635	2,011
Herbalife International, Inc.
4.88%, 06/01/29 (a)	5,065	3,495
Mednax, Inc.
5.38%, 02/15/30 (a)	5,005	4,294
		18,697
Information Technology 3.5%
Commscope Finance LLC
8.25%, 03/01/27 (a)	6,843	5,446
Entegris, Inc.
3.63%, 05/01/29 (a)	4,186	3,499
Veritas USA Inc.
7.50%, 09/01/25 (a)	6,625	4,981
ViaSat, Inc.
6.50%, 07/15/28 (a)	6,725	4,673
		18,599
Real Estate 3.1%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (a)	6,325	5,761
Service Properties Trust
4.95%, 02/15/27	2,815	2,056
3.95%, 01/15/28	4,366	3,030
VICI Properties Inc.
4.13%, 08/15/30 (a)	6,480	5,584
		16,431
Utilities 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	5,986	4,854
Total Corporate Bonds And Notes (cost $574,821)		466,266
SENIOR FLOATING RATE INSTRUMENTS 7.0%
Consumer Discretionary 3.2%
KNS Acquisition Corp.
Term Loan, 7.26%, (3 Month USD LIBOR + 6.25%), 04/16/27 (d)	6,265	5,686
Naked Juice LLC
2nd Lien Term Loan, 6.75%, (SOFR + 6.00%), 01/25/30 (d) (e)	3,745	3,370
Staples, Inc.
7 Year Term Loan, 6.29%, (3 Month USD LIBOR + 5.00%), 04/05/26 (d)	5,255	4,556
The Enterprise Development Authority
Term Loan B, 5.31%, (1 Month USD LIBOR + 4.25%), 02/19/28 (d)	3,509	3,338
		16,950
Industrials 2.0%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	4,735	4,508
Tutor Perini Corporation
Term Loan B, 5.76%, (3 Month USD LIBOR + 4.75%), 08/13/27 (d)	6,661	6,220
		10,728
Consumer Staples 1.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 12/31/24 (d)	6,782	5,154
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (e) (f) (g)	751	60
		5,214
Health Care 0.8%
Bausch Health Companies Inc.
2022 Term Loan B, 6.55%, (SOFR + 5.25%), 01/27/27 (d)	4,870	4,163
Total Senior Floating Rate Instruments (cost $42,428)		37,055
PREFERRED STOCKS 1.3%
Energy 0.8%
Crestwood Equity Partners LP, 9.25% (h)	461	4,190
Financials 0.5%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (f)	198	2,989
Total Preferred Stocks (cost $6,726)		7,179
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (e) (f)	5	8
Total Common Stocks (cost $16)		8
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (e) (f)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (e) (f)	27	—
Total Warrants (cost $8)		3
SHORT TERM INVESTMENTS 9.5%
Securities Lending Collateral 8.5%
JNL Securities Lending Collateral Fund, 1.41% (i) (j)	45,267	45,267
Investment Companies 1.0%
JNL Government Money Market Fund, 1.02% (i) (j)	3,881	3,881

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 1.30% (i) (j)	1,350	1,350
		5,231
Total Short Term Investments (cost $50,498)		50,498
Total Investments 105.5% (cost $674,497)		561,009
Other Assets and Liabilities, Net (5.5)%		(29,309)
Total Net Assets 100.0%		531,700

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $407,165 and 76.6% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Non-income producing security.

(g) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	466,266	—	466,266
Senior Floating Rate Instruments	—	33,625	3,430	37,055
Preferred Stocks	7,179	—	—	7,179
Common Stocks	—	—	8	8
Warrants	—	—	3	3
Short Term Investments	50,498	—	—	50,498
	57,677	499,891	3,441	561,009

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 97.1%
Health Care 25.9%
Abbott Laboratories	366	39,749
AbbVie Inc.	803	123,017
Anthem, Inc.	323	155,658
AstraZeneca PLC - ADR	1,872	123,658
Becton, Dickinson and Company	764	188,375
Bristol-Myers Squibb Company	552	42,530
Centene Corporation (a)	937	79,303
Cigna Holding Company	85	22,342
Danaher Corporation	231	58,568
Elanco Animal Health (a)	24	463
HCA Healthcare, Inc.	106	17,896
Johnson & Johnson	723	128,332
Laboratory Corporation of America Holdings	58	13,591
Medtronic Public Limited Company	27	2,423
PerkinElmer Inc.	216	30,704
Regeneron Pharmaceuticals, Inc. (a)	32	18,916
Sanofi SA - ADR	788	39,432
Steris Limited	45	9,193
Thermo Fisher Scientific Inc.	114	61,850
UnitedHealth Group Incorporated	163	83,943
		1,239,943
Financials 14.1%
American International Group, Inc.	1,044	53,401
Bank of America Corporation	1,749	54,436
Chubb Limited	619	121,636
Citigroup Inc.	23	1,053
Equitable Holdings, Inc.	267	6,971
JPMorgan Chase & Co.	1,217	137,030
K.K.R. Co., Inc. - Class A	147	6,827
MetLife, Inc.	218	13,669
Morgan Stanley	160	12,169
Progressive Corp.	565	65,681
The Charles Schwab Corporation	624	39,422
The Hartford Financial Services Group, Inc.	414	27,085
The Travelers Companies, Inc.	488	82,524
Wells Fargo & Company	1,391	54,484
		676,388
Utilities 12.8%
Ameren Corporation	144	13,039
American Electric Power Company, Inc.	644	61,794
CMS Energy Corp.	88	5,973
Dominion Energy, Inc.	1,297	103,521
DTE Energy Company	166	20,999
Duke Energy Corporation	440	47,129
Exelon Corporation	53	2,393
NextEra Energy, Inc.	180	13,935
NiSource Inc.	1,114	32,863
Sempra Energy	604	90,736
The Southern Company	2,125	151,569
WEC Energy Group Inc.	99	9,963
Xcel Energy Inc.	796	56,310
		610,224
Consumer Staples 11.6%
Darling Ingredients Inc. (a)	104	6,248
Dollar General Corporation	246	60,473
Keurig Dr Pepper Inc.	1,988	70,346
Mondelez International, Inc. - Class A	671	41,635
Monster Beverage 1990 Corporation (a)	408	37,812
Philip Morris International Inc.	1,050	103,687
Procter & Gamble Co.	555	79,789
The Coca-Cola Company	451	28,352
Unilever PLC	581	26,450
Walmart Inc.	819	99,524
		554,316
Information Technology 9.1%
Accenture Public Limited Company - Class A	66	18,227
Analog Devices, Inc.	239	34,915
Applied Materials, Inc.	62	5,650
Corning Incorporated	645	20,327
Fiserv, Inc. (a)	434	38,638
KLA-Tencor Corp.	118	37,779
Lam Research Corp.	54	23,097
Microsoft Corporation	502	128,847
Motorola Solutions Inc.	108	22,639
NXP Semiconductors N.V.	11	1,677
Qualcomm Incorporated	118	15,067
Salesforce.Com, Inc. (a)	342	56,444
TE Connectivity Ltd. (b)	252	28,509
Texas Instruments Incorporated	22	3,365
		435,181
Industrials 8.9%
CSX Corp.	2,462	71,546
Eaton Corporation Public Limited Company	297	37,441
General Electric Company	220	14,020
Honeywell International Inc.	353	61,336
Hubbell Inc.	166	29,597
Illinois Tool Works Inc.	77	13,997
L3Harris Technologies, Inc.	255	61,626
Norfolk Southern Corporation	72	16,290
Northrop Grumman Systems Corp.	44	21,201
Republic Services Inc.	373	48,755
Siemens AG - Class N	312	31,628
Union Pacific Corporation	88	18,841
		426,278
Energy 3.8%
ConocoPhillips	5	422
EOG Resources, Inc.	20	2,249
Exxon Mobil Corporation	242	20,769
TC Energy Corporation	183	9,497
The Williams Companies, Inc.	265	8,260
Total SA	2,277	119,869
Total SA - ADR	323	16,999
Valero Energy Corporation	30	3,185
		181,250
Consumer Discretionary 3.7%
Amazon.com, Inc. (a)	3	355
General Motors Company (a)	326	10,360
Hilton Worldwide Holdings Inc.	95	10,542
Marriott International, Inc. - Class A	70	9,493
McDonald's Corporation	211	52,116
Starbucks Corporation	195	14,888
TJX Cos. Inc.	282	15,744
Yum! Brands, Inc.	573	65,060
		178,558
Materials 2.7%
Ball Corporation	268	18,410
International Flavors & Fragrances Inc.	378	45,057
Nutrien Ltd.	349	27,810
Packaging Corporation of America	48	6,587
Sherwin-Williams Co.	145	32,552
		130,416
Communication Services 2.3%
Alphabet Inc. - Class C (a)	24	51,530
Facebook, Inc. - Class A (a)	85	13,706
Walt Disney Co. (a)	457	43,122
		108,358
Real Estate 2.2%
AvalonBay Communities, Inc.	56	10,878
Equinix, Inc.	22	14,389
Equity Lifestyle Properties, Inc.	59	4,178
Equity Residential	120	8,652
Host Hotels & Resorts, Inc.	1,905	29,875
ProLogis Inc.	298	35,115
		103,087
Total Common Stocks (cost $4,816,396)		4,643,999
PREFERRED STOCKS 0.1%
Utilities 0.1%
The AES Corporation, 6.88%, 02/15/24 (c) (d)	60	5,186
Total Preferred Stocks (cost $6,040)		5,186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 1.02% (e) (f)	93	93
T. Rowe Price Government Reserve Fund, 1.30% (e) (f)	128,889	128,889
Total Short Term Investments (cost $128,982)		128,982
Total Investments 99.9% (cost $4,951,418)		4,778,167
Other Assets and Liabilities, Net 0.1%		3,176
Total Net Assets 100.0%		4,781,343

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/20/22	31,455	28,509	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,466,052	177,947	—	4,643,999
Preferred Stocks	5,186	—	—	5,186
Short Term Investments	128,982	—	—	128,982
	4,600,220	177,947	—	4,778,167

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 92.5%
China 65.1%
Angel Yeast Co., Ltd. - Class A	33	239
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	7	177
Beijing Huafeng Test & Control Technology Co.,Ltd. - Class A	1	61
Beijing United Information Technology Co., Ltd - Class A	16	218
Bondex Supply Chain Management Co.,Ltd. - Class A	11	120
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	87
Hongfa Technology Co., Ltd. - Class A	17	105
Hundsun Technologies Inc. - Class A	23	149
Kweichow Moutai Co., Ltd. - Class A	1	245
Li Ning Company Limited	24	222
Ping An Insurance (Group) Co of China Ltd - Class H	19	129
Qingdao Haier Biomedical Co Ltd - Class A	13	139
Qingdao Hairong Commercial Cold Chain Co., Ltd. - Class A	13	69
Rianlon Corporation - Class A	8	53
Shandong Sinocera Functional Material Co., Ltd. - Class A	15	83
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	52	147
Shenzhou International Group Holdings Limited	22	272
Silergy Corp.	1	80
Tencent Holdings Limited	11	480
WuXi AppTec Co., Ltd. - Class H (a)	14	183
Xiamen Faratronic Co., Ltd. - Class A	5	156
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	31	127
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	26	106
Zto Express Co., Ltd. - Class A - ADR	7	195
		3,842
Hong Kong 21.9%
AIA Group Limited	36	395
China Mengniu Dairy Company Limited	70	349
China Overseas Holdings Limited	205	221
Hong Kong Exchanges & Clearing Ltd.	3	128
Techtronic Industries Company Limited	19	198
		1,291
Taiwan 5.5%
Airtac International Group	4	134
SIBON Electronics Co., Ltd.	22	189
		323
Total Common Stocks (cost $5,008)		5,456
SHORT TERM INVESTMENTS 6.4%
Investment Companies 6.4%
JNL Government Money Market Fund, 1.02% (b) (c)	379	379
Total Short Term Investments (cost $379)		379
Total Investments 98.9% (cost $5,387)		5,835
Other Assets and Liabilities, Net 1.1%		67
Total Net Assets 100.0%		5,902
(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/26/22	172	177	3.0
WuXi AppTec Co., Ltd. - Class H	04/26/22	185	183	3.1
		357	360	6.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	195	5,261	—	5,456
Short Term Investments	379	—	—	379
	574	5,261	—	5,835

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.5%
United Kingdom 13.2%
AON Public Limited Company - Class A	187	50,356
AstraZeneca PLC	355	46,721
Atlassian Corporation PLC - Class A (a)	112	20,939
Experian PLC	1,447	42,335
Ferguson PLC	230	25,461
		185,812
United States of America 12.5%
EPAM Systems, Inc. (a)	85	25,198
Lululemon Athletica Inc. (a)	143	38,918
Mettler-Toledo International Inc. (a)	24	27,522
ResMed Inc.	207	43,370
Steris Limited	200	41,261
		176,269
Switzerland 11.0%
Alcon AG	661	45,995
Lonza Group AG	44	23,368
Nestle SA - Class N	381	44,524
Sika AG	178	40,948
		154,835
Netherlands 8.1%
Adyen B.V. (a) (b)	28	40,625
ASM International N.V.	107	26,820
ASML Holding - ADR	98	46,490
		113,935
France 7.5%
LVMH Moet Hennessy Louis Vuitton SE	80	48,751
Pernod-Ricard SA	172	31,529
Schneider Electric SE (a)	217	25,632
		105,912
Ireland 6.8%
Accenture Public Limited Company - Class A	182	50,572
Icon Public Limited Company (a)	212	45,934
		96,506
Canada 5.7%
Canadian Pacific Railway Limited (c)	953	66,542
Shopify Inc. - Class A (a)	454	14,193
		80,735
Denmark 5.2%
DSV Panalpina A/S	133	18,761
Novo Nordisk A/S - Class B	490	54,523
		73,284
Japan 4.5%
Keyence Corp.	100	33,848
Lasertec Corporation (c)	247	29,502
		63,350
Sweden 4.0%
Atlas Copco Aktiebolag - Class A	1,950	18,241
Evolution Gaming Group AB (publ) (b)	415	37,690
		55,931
Hong Kong 4.0%
AIA Group Limited	5,149	55,908
China 3.7%
Li Ning Company Limited	3,376	31,298
Shenzhou International Group Holdings Limited	1,737	20,997
		52,295
Italy 3.1%
Ferrari N.V.	237	43,568
Australia 3.1%
CSL Ltd.	234	43,421
Spain 2.4%
Amadeus IT Group SA (a) (b)	598	33,295
Taiwan 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	293	23,957
Total Common Stocks (cost $1,239,609)		1,359,013
SHORT TERM INVESTMENTS 6.7%
Investment Companies 4.0%
JNL Government Money Market Fund, 1.02% (d) (e)	55,821	55,821
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund, 1.41% (d) (e)	38,510	38,510
Total Short Term Investments (cost $94,331)		94,331
Total Investments 103.2% (cost $1,333,940)		1,453,344
Other Assets and Liabilities, Net (3.2)%		(45,451)
Total Net Assets 100.0%		1,407,893

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/18/20	45,832	40,625	2.9
Amadeus IT Group SA	06/19/18	43,756	33,295	2.3
Evolution Gaming Group AB (publ)	03/29/21	58,872	37,690	2.7
		148,460	111,610	7.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	71,295	114,517	—	185,812
United States of America	176,269	—	—	176,269
Switzerland	—	154,835	—	154,835
Netherlands	46,490	67,445	—	113,935
France	—	105,912	—	105,912
Ireland	96,506	—	—	96,506
Canada	80,735	—	—	80,735

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Denmark	—	73,284	—	73,284
Japan	—	63,350	—	63,350
Sweden	—	55,931	—	55,931
Hong Kong	—	55,908	—	55,908
China	—	52,295	—	52,295
Italy	—	43,568	—	43,568
Australia	—	43,421	—	43,421
Spain	—	33,295	—	33,295
Taiwan	23,957	—	—	23,957
Short Term Investments	94,331	—	—	94,331
	589,583	863,761	—	1,453,344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 58.0%
Financials 34.5%
10X Capital Venture Acquisition Corp. II - Class A (a)	13	130
26 Capital Acquisition Corp. (a)	23	225
Accelerate Acquisition Corp. - Class A (a)	25	244
ACE Convergence Acquisition Corp. - Class A (a)	4	45
AEA-Bridges Impact Corp. - Class A (a)	14	134
AfterNext HealthTech Acquisition Corp. - Class A (a)	16	155
Alleghany Corporation (a)	—	77
Alpha Partners Technology Merger Corp. - Class A (a)	13	129
Altenergy Acquisition Corp. (a)	4	38
Altimar Acquisition Corp. III (a)	5	52
Altimeter Growth Corp. 2 - Class A (a)	18	176
Anzu Special Acquisition Corp I (a)	25	246
ArcLight Clean Transition Corp. II - Class A (a)	12	119
Ares Acquisition Corp. (a) (b)	48	470
Arrowroot Acquisition Corp. - Class A (a)	21	208
Astrea Acquisition Corp. - Class A (a)	13	127
Athena Consumer Acquisition Corp. (a)	3	24
Atlas Crest Investment Corp. II (a)	24	231
Aurora Acquisition Corp. - Class A (a)	5	51
Austerlitz Acquisition Corp I - Class A (a)	61	597
Austerlitz Acquisition Corp II (a)	25	244
Authentic Equity Acquisition Corp. (a)	22	218
Avanti Acquisition Corp. - Class A (a) (b)	81	805
Bilander Acquisition Corp. - Class A (a)	13	128
Biotech Acquisition Company - Class A (a)	13	130
Blueriver Acquisition Corp. (a)	11	109
BOA Acquisition Corp. - Class A (a)	9	85
Bright Lights Acquisition Corp. - Class A (a)	91	892
Builder Acquisition Corp. (a)	4	37
Carney Technology Acquisition Corp. II (a)	13	129
Cartesian Growth Corp. - Class A (a)	3	33
Cartesian Growth Corporation II (a)	7	67
Catalyst Partners Acquisition Corp. - Class A (a)	13	129
CF Acquisition Corp. IV - Class A (a) (b)	37	367
CF Acquisition Corp. VIII (a)	—	—
Churchill Capital Corp VII - Class A (a)	26	254
Churchill Capital Corp. V - Class A (a)	13	123
CIIG Capital Partners II, Inc. (a)	10	100
Class Acceleration Corp. (a)	23	226
Climate Real Impact Solutions II Acquisition Corporation (a)	12	117
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	13	128
Cohn Robbins Holdings Corp. - Class A (a) (b)	68	678
Colicity Inc. (a)	24	239
Colonnade Acquisition Corp. II (a)	25	243
Compute Health Acquisition Corp. (a)	36	358
Concord Acquisition Corp. - Class A (a)	33	329
Concord Acquisition Corp. II - Class A (a)	13	129
CONX Corp. - Class A (a) (b)	117	1,158
Conyers Park III Acquisition Corp. - Class A (a)	13	128
Corazon Capital V838 Monoceros Corp - Class A (a)	7	65
Corner Growth Acquisition Corp. (a)	12	119
COVA Acquisition Corp. (a)	24	241
D And Z Media Acquisition Corp. (a)	7	68
Decarbonization Plus Acquisition Corporation IV - Class A (a)	12	122
Deep Lake Capital Acquisition Corp. - Class A (a) (b)	54	530
Diamondhead Holdings Corp. (a)	12	118
Dragoneer Growth Opportunities Corp. III - Class A (a)	19	184
E.Merge Technology Acquisition Corp. - Class A (a)	—	—
Elliott Opportunity II Corp. (a)	2	24
Elliott Opportunity II Corp. - Class A (a)	26	253
Enterprise 4.0 Technology Acquisition Corp. (a)	4	38
Equity Distribution Acquisition Corp. - Class A (a) (b)	86	859
ESGEN Acquisition Corp (a)	4	44
ESM Acquisition Corporation (a)	25	244
Eucrates Biomedical Acquisition Corp. (a)	—	—
ExcelFin Acquisition Corp. (a)	4	38
Far Peak Acquisition Corp. - Class A (a)	61	601
Fat Projects Acquisition Corp - Class A (a)	11	109
Fifth Wall Acquisition Corp. III - Class A (a)	13	129
Finserv Acquisition Corp. II (a)	12	122
Fintech Acquisition Corp. VI (a)	6	62
Fintech Acquisition Corp. VI - Class A (a)	7	65
FinTech Evolution Acquisition Group (a)	16	159
First Horizon National Corporation (b)	98	2,137
Fortistar Sustainable Solutions Corp. (a)	21	205
Fortress Capital Acquisition Corp - Class A (a) (b)	56	549
Fortress Value Acquisition Corp. III (a)	3	25
Fortress Value Acquisition Corp. III - Class A (a)	13	130
Fortress Value Acquisition Corp. IV (a)	7	70
Fortress Value Acquisition Corp. IV - Class A (a)	7	65
Frazier Lifesciences Acquisition Corp. (a)	20	196
FTAC Athena Acquisition Corp. - Class A (a)	23	227
FTAC Emerald Acquisition Corp. (a)	13	123
FTAC Hera Acquisition Corp. (a)	16	160
FTAC Parnassus Acquisition Corp. - Class A (a)	13	130
FTAC Zeus Acquisition Corp. (a)	3	25
Fusion Acquisition Corp. II (a)	7	67
G Squared Ascend I Inc. - Class A (a)	44	428
G Squared Ascend II, Inc. (a)	5	50
Gesher I Acquisition Corp (a)	4	37
Global SPAC Partners Co (a)	8	82
Goal Acquisitions Corp. (a) (b)	120	1,175
Golden Falcon Acquisition Corp. - Class A (a) (b)	58	570
Gores Holdings VIII, Inc. - Class A (a)	—	2
Gores Technology Partners II, Inc. - Class A (a)	1	14
Gores Technology Partners, Inc. - Class A (a)	4	42
Graf Acquisition Corp. IV (a)	7	67
Health Assurance Acquisition Corp. - Class A (a)	13	129
Healthcare Services Acquisition Corporation - Class A (a) (b)	58	571
Hennessy Capital Acquisition Corp. V (a)	20	195
HH&L Acquisition Co. (a)	12	118
Horizon Acquisition Corp II - Class A (a)	13	129
HPX Corp. - Class A (a)	34	344
Hudson Executive Investment Corp. II (a)	23	226
Igate Computer Systems Limited - Class A (a)	24	239
Independence Holdings Corp. (a)	25	241
Independence Holdings Corp. - Class A (a)	41	403
Infinite Acquisition Corp. (a)	3	31
INSU Acquisition Corp III (a)	27	267
Interprivate II Acquisition Corp. (a)	25	240
Interprivate III Financial Partners Inc. - Class A (a)	24	240
Interprivate IV Infratech Partners Inc. (a)	25	241
ION Acquisition Corp. 3 Ltd. - Class A (a)	13	127
Isleworth Healthcare Acquisition Corp. (a)	8	80
Jack Creek Investment Corp. (a)	24	232
Jaws Hurricane Acquisition Corp - Class A (a)	12	114
Jaws Juggernaut Acquisition Corp. (a)	9	86
Jaws Juggernaut Acquisition Corp. - Class A (a)	4	39
Jaws Mustang Acquisition Corp. (a)	11	107
Jaws Mustang Acquisition Corp. - Class A (a)	13	128
Kairos Acquisition Corp. (a)	57	565
Kensington Capital Acquisition Corp. IV (a)	10	102
Kensington Capital Acquisition Corp. V (a)	25	239
Khosla Ventures Acquisition Co. - Class A (a)	13	129
Kismet Acquisition Three Corp. (a)	—	—
Kismet Acquisition Three Corp. - Class A (a)	13	128
KKR Acquisition Holdings I Corp. (a)	13	125
KL Acquisition Corp. - Class A (a) (b)	70	691
Kludein I Acquisition Corp. - Class A (a)	20	200
L Catterton Asia Acquisition Corp - Class A (a)	13	129
Landcadia Holdings IV Inc. - Class A (a)	13	127
LDH Growth Corp I - Class A (a)	13	128
Lerer Hippeau Acquisition Corp. - Class A (a)	25	240
Live Oak Crestview Climate Acquisition Corp. (a)	13	124
Live Oak Mobility Acquisition Corp. - Class A (a)	6	62
Longview Acquisition Corp. II - Class A (a)	19	188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
M3-Brigade Acquisition II Corp. (a)	8	74
M3-Brigade Acquisition II Corp. - Class A (a)	13	126
Macondray Capital Acquisition Corp. I (a)	6	57
Magnum Opus Acquisition Limited - Class A (a)	13	126
MarketWise, Inc. - Class A (a)	5	18
Marlin Technology Corp. - Class A (a) (b)	77	758
Mason Industrial Technology, Inc. (a)	23	228
Medicus Sciences Acquisition Corp. - Class A (a)	6	59
Medtech Acquisition Corporation - Class A (a)	11	104
Motive Capital Corp II (a)	32	323
Music Acquisition Corp. (a)	24	238
New Vista Acquisition Corp (a) (b)	60	586
Newbury Street Acquisition Corporation (a)	25	245
Noble Rock Acquisition Corp. (a) (b)	42	410
Noble Rock Acquisition Corp. - Class A (a)	27	265
North Atlantic Acquisition Corp. - Class A (a)	24	239
North Mountain Merger Corp. - Class A (a)	13	131
Northern Genesis Acquisition Corp. III (a)	13	128
Northern Star Investment Corp. II - Class A (a)	48	473
Omega Alpha SPAC - Class A (a)	50	493
Patria Latin American Opportunity Acquisition Corp. (a)	1	10
Peridot Acquisition Corp. II (a)	21	202
Peridot Acquisition Corp. II - Class A (a)	13	128
Pershing Square Tontine Holdings, Ltd. - Class A (a)	16	325
Phoenix Biotech Acquisition Corp. (a)	4	38
Pioneer Merger Corp. - Class A (a)	24	234
Pivotal Investment Corporation III (a)	23	229
Plum Acquisition Corp. I (a)	25	247
Pontem Corp - Class A (a) (b)	66	647
Post Holdings Partnering Corporation - Series A (a)	19	188
Prime Impact Acquisition I (a)	7	69
Prime Impact Acquisition I - Class A (a)	55	548
Priveterra Acquisition Corp. (a)	25	242
Progressive Acquisition Corporation (a)	3	26
PROOF Acquisition Corp I (a)	10	94
Property Solutions Acquisition Corp. II (a)	12	120
Proptech Investment Corporation II - Class A (a)	1	14
Prospector Capital Corp. - Class A (a)	54	537
Pyrophyte Acquisition Corp. (a)	5	47
Redball Acquisition Corp. - Class A (a)	31	308
Revolution Healthcare Acquisition Corp. - Class A (a)	26	258
Riverview Acquisition Corp. - Class A (a)	13	133
RMG Acquisition Corp. III - Class A (a)	59	584
Rocket Internet Growth Opportunities Corp. (a)	25	245
Ross Acquisition Corp. II (a)	22	212
ScION Tech Growth I - Class A (a) (b)	114	1,123
ScION Tech Growth II (a)	24	241
Screaming Eagle Acquisition Corp. (a)	23	223
Semper Paratus Acquisition Corp. (a)	5	51
Senior Connect Acquisition Corp. I - Class A (a)	23	230
Shelter Acquisition Corporation I (a) (c)	2	—
Shelter Acquisition Corporation I (a)	12	115
Simon Property Group Acquisition Holdings, Inc. (a)	24	238
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	19	189
Slam Corp. (a)	12	121
Slam Corp. - Class A (a)	1	9
Soar Technology Acquisition Corp. (a)	3	26
Sound Point Acquisition Corp I Ltd (a)	1	13
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	51	497
Sustainable Development Acquisition I Corp. (a)	22	216
SVF Investment Corp. - Class A (a)	11	105
SVF Investment Corp. 2 - Class A (a)	—	4
Tailwind Acquisition Corp. - Class A (a)	36	361
Target Global Acquisition I Corp. (a)	11	113
Thunder Bridge Capital Partners III, Inc. - Class A (a)	48	468
Tishman Speyer Innovation Corp. II - Class A (a)	47	464
TortoiseEcofin Acquisition Corp. III - Class A (a)	13	129
Tribe Capital Growth Corp I (a)	22	216
Twelve Seas Investment Company II (a)	5	48
TZP Strategies Acquisition Corp. (a)	14	134
VectoIQ Acquisition Corp. II - Class A (a)	50	496
Viscogliosi Brothers Acquisition Corp. (a)	4	38
VY Global Growth - Class A (a) (b)	64	628
Waldencast Acquisition Corp. - Class A (a)	13	132
Warburg Pincus Capital Corporation I-A - Class A (a)	13	127
Z-Work Acquisition Corp. - Class A (a)	7	70
		47,126
Information Technology 8.5%
Citrix Systems Inc.	5	448
CMC Materials, Inc	2	318
Coherent Inc. (a)	—	31
E2Open Parent Holdings, Inc. (a)	24	238
Mandiant, Inc. (a) (d)	62	1,348
Mantech International Corp. - Class A	3	276
MoneyGram International, Inc. (a)	61	609
NeoPhotonics Corporation (a)	1	9
Plantronics Inc. (a)	8	312
Rogers Corp. (a)	2	653
SailPoint Technologies Holdings, Inc. (a)	19	1,195
Silicon Motion, Inc. - ADR	22	1,839
Switch Inc - Class A	62	2,073
Tower Semiconductor Ltd. (a)	—	3
VMware, Inc. - Class A	14	1,585
Zendesk, Inc. (a)	9	674
		11,611
Health Care 4.2%
Biohaven Pharmaceutical Holding Company Ltd. (a)	5	690
Covetrus, Inc. (a)	1	28
Encompass Health Corporation	39	2,164
GlaxoSmithKline PLC - ADR	32	1,397
LHC Group, Inc. (a)	9	1,447
Q-Si Operations Inc. - Class A (a)	25	57
		5,783
Real Estate 4.1%
American Campus Communities, Inc. (b)	60	3,894
Healthcare Trust of America, Inc. - Class A (b)	39	1,078
PS Business Parks, Inc.	3	624
		5,596
Industrials 3.4%
Crane Holdings, Co. (d)	13	1,112
Griffon Corporation (d)	77	2,170
Hertz Global Holdings, Inc. (a)	1	8
Meritor, Inc. (a)	9	342
Microvast Holdings, Inc. (a)	20	44
Nielsen Holdings plc	40	919
		4,595
Communication Services 1.6%
Activision Blizzard, Inc.	6	472
MGM Holdings, Inc. - Class A (a) (c)	4	16
Sciplay Corporation - Class A (a)	8	118
Shaw Communications Inc. - Class B	35	1,029
TEGNA Inc.	3	72
Twitter, Inc. (a)	5	176
Vonage Holdings Corp. (a)	15	282
		2,165
Consumer Discretionary 1.1%
Kohl's Corporation (d)	4	153
Lennar Corporation - Class A (d)	9	649
Sportsman's Warehouse Holdings, Inc. (a)	18	176
Tenneco Inc. - Class A (a)	26	442
		1,420
Materials 0.6%
Atotech Limited (a) (b)	45	863
Consumer Staples 0.0%
TPCO Holding Corp. - Class A (a)	9	6
Total Common Stocks (cost $82,448)		79,165

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 24.8%
Consumer Discretionary 6.3%
Entertainment Studios, Inc.
10.50%, 02/15/28 (e)	1,365	705
Getty Images, Inc.
9.75%, 03/01/27 (e)	2,557	2,442
Grubhub Holdings Inc.
5.50%, 07/01/27 (e)	673	467
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (e)	2,267	2,379
Scientific Games International, Inc.
7.00%, 05/15/28 (e)	1,247	1,177
Tenneco Inc.
5.00%, 07/15/26	265	248
5.13%, 04/15/29 (e)	1,273	1,197
		8,615
Communication Services 6.3%
Cengage Learning, Inc.
9.50%, 06/15/24 (e)	2,629	2,432
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (e)	1,024	740
Connect Finco SARL
6.75%, 10/01/26 (e)	2,336	2,088
Switch, Ltd.
3.75%, 09/15/28 (e)	504	499
4.13%, 06/15/29 (e)	4	4
TEGNA Inc.
4.63%, 03/15/28	245	229
5.00%, 09/15/29	1,046	989
Twitter, Inc.
3.88%, 12/15/27 (e)	1,226	1,157
5.00%, 03/01/30 (e)	454	431
		8,569
Industrials 2.8%
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (e)	1,530	1,358
LATAM Airlines Group S.A.
0.00%, 03/01/26 (a) (e) (f)	718	686
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (e)	1,304	1,141
Meritor, Inc.
4.50%, 12/15/28 (e)	646	636
		3,821
Real Estate 2.1%
WeWork Companies Inc.
7.88%, 05/01/25 (e)	2,949	2,176
WeWork Companies LLC
5.00%, 07/10/25 (e)	993	644
		2,820
Financials 1.9%
Nielsen Finance LLC
5.63%, 10/01/28 (e)	1,904	1,768
5.88%, 10/01/30 (e)	810	744
		2,512
Information Technology 1.8%
MoneyGram International, Inc.
5.38%, 08/01/26 (e)	1,254	1,192
Plantronics, Inc.
4.75%, 03/01/29 (e)	1,308	1,304
		2,496
Consumer Staples 1.5%
The Fresh Market, Inc.
9.75%, 05/01/23 (e)	146	146
Treehouse Foods, Inc.
4.00%, 09/01/28	1,206	985
Vector Group Ltd.
10.50%, 11/01/26 (e)	1,025	967
		2,098
Utilities 0.9%
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/23 (e)	1,289	1,273
Health Care 0.7%
Mallinckrodt International Finance S.A.
10.00%, 04/15/25 (e)	1,040	1,002
Energy 0.5%
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	714	677
Total Corporate Bonds And Notes (cost $38,515)		33,883
OTHER EQUITY INTERESTS 2.8%
Altaba Inc. (a) (c) (g)	761	3,852
Total Other Equity Interests (cost $12,521)		3,852
SENIOR FLOATING RATE INSTRUMENTS 2.1%
Health Care 0.7%
Mallinckrodt International Finance S.A.
USD Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 09/24/24 (h)	1,138	972
Communication Services 0.7%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (c) (f)	196	2
Syniverse Holdings, Inc.
2022 Term Loan, 8.29%, (3 Month Term SOFR + 7.00%), 05/06/27 (h)	1,100	967
		969
Energy 0.7%
Heritage Power LLC
Term Loan B, 7.24%, (3 Month USD LIBOR + 6.00%), 08/02/26 (h)	2,454	940
Total Senior Floating Rate Instruments (cost $4,731)		2,881
INVESTMENT COMPANIES 0.7%
Ares Dynamic Credit Allocation Fund, Inc.	2	30
BlackRock Debt Strategies Fund, Inc.	4	32
DoubleLine Income Solutions Fund	3	31
First Trust Senior Floating Rate Income Fund II	3	33
Franklin Universal Trust	40	295
Nuveen Credit Strategies Income Fund	64	334
Nuveen New York AMT-Free Quality Municipal Income Fund	12	127
Saba Capital Income & Opportunities Fund	4	34
Total Investment Companies (cost $1,095)		916
RIGHTS 0.3%
Bristol-Myers Squibb Company (a) (c)	92	92
Pan American Silver Corp. (a)	429	304
Total Rights (cost $606)		396
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.1%
Fossil Group, Inc., 7.00%, 11/30/26	12	219
Industrials 0.1%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26	4	95
Total Preferred Stocks (cost $400)		314
WARRANTS 0.1%
Accelerate Acquisition Corp. (a)	8	1
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	120	—
Apollo Strategic Growth Capital (a)	1	2
Arrowroot Acquisition Corp. (a)	16	1
Austerlitz Acquisition Corp I (a)	6	2
Avanti Acquisition Corp. (a)	12	1
biote Corp. (a)	3	1
Bright Lights Acquisition Corp. (a)	4	—
Buzzfeed, Inc. (a)	7	1
Cazoo Group Ltd (a)	14	1
CF Acquisition Corp. VIII (a)	6	1
Cohn Robbins Holdings Corp. (a)	11	5
CONX Corp. (a)	25	4
Deep Lake Capital Acquisition Corp. (a)	27	2
Delwinds Insurance Acquisition Corp. (a)	11	2
E.Merge Technology Acquisition Corp. (a)	16	2
Embark Technology, Inc. (a)	9	1
Enjoy Technology, Inc. (a)	15	—
Equity Distribution Acquisition Corp. (a)	4	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Fortress Capital Acquisition Corp (a)	11	2
G Squared Ascend I Inc. (a)	6	1
Ginkgo Bioworks Holdings, Inc. (a)	5	3
Goal Acquisitions Corp. (a)	119	11
Golden Falcon Acquisition Corp. (a)	29	3
Grove Collaborative Holdings, Inc. (a)	5	2
Healthcare Services Acquisition Corporation (a)	29	3
HPX Corp. (a)	17	1
Igate Computer Systems Limited (a)	5	1
Kaixin Auto Holdings (a)	123	5
KL Acquisition Corp. (a)	23	1
KLDiscovery (a)	78	13
Kludein I Acquisition Corp. (a)	10	1
Longview Acquisition Corp. II (a)	4	1
Marlin Technology Corp. (a)	26	3
MoneyLion Inc. (a)	34	6
North Atlantic Acquisition Corp. (a)	8	1
Northern Star Investment Corp. II (a)	1	—
Pear Therapeutics, Inc. (a)	16	2
Pioneer Merger Corp. (a)	8	1
Pontem Corp (a)	22	3
Prospector Capital Corp. (a)	18	2
Q-Si Operations Inc. (a)	13	7
Reebonz Holding Limited (a) (c)	51	—
RMG Acquisition Corp. III (a)	9	1
ScION Tech Growth I (a)	38	3
SCVX Corp. (a)	12	—
Senior Connect Acquisition Corp. I (a)	12	1
Supernova Partners Acquisition Company III, Ltd. (a)	8	1
Talkspace, Inc. (a)	18	6
Thunder Bridge Capital Partners III, Inc. (a)	10	2
Tishman Speyer Innovation Corp. II (a)	9	1
VectoIQ Acquisition Corp. II (a)	10	1
Whole Earth Brands, Inc. (a)	43	12
Total Warrants (cost $952)		128
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund, 1.02% (i) (j)	2,702	2,702
Total Short Term Investments (cost $2,702)		2,702
Total Investments 91.0% (cost $143,970)		124,237
Total Securities Sold Short (2.8)% (proceeds $4,450)		(3,863)
Total Purchased Options 0.9% (cost $976)		1,178
Other Derivative Instruments (3.7)%		(5,091)
Other Assets and Liabilities, Net 14.6%		20,051
Total Net Assets 100.0%		136,512

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) All or a portion of the security is subject to a written call option.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $30,755 and 22.5% of the Fund.

(f) As of June 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.8%)
COMMON STOCKS (2.8%)
Information Technology (1.7%)
Broadcom Inc.	(2)	(852)
Entegris, Inc.	(7)	(615)
MaxLinear, Inc.	(9)	(290)
MKS Instruments, Inc.	(3)	(274)
NortonLifelock Inc.	(10)	(229)
		(2,260)
Real Estate (0.9%)
Healthcare Realty Trust Inc.	(47)	(1,280)
Financials (0.2%)
AON Public Limited Company - Class A	(1)	(316)
Materials (0.0%)
Valvoline, Inc.	—	(7)
Total Common Stocks (proceeds $4,450)		(3,863)
Total Securities Sold Short (2.8%) (proceeds $4,450)		(3,863)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Westchester Capital Event Driven Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Strategic Growth Capital	11	—	11	—	(5)	5	—	—
Apollo Strategic Growth Capital - Class A	145	—	147	—	9	(7)	—	—
Apollo Tactical Income Fund Inc.	—	329	301	6	(28)	—	—	—
	156	329	459	6	(24)	(2)	—	—

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Crane Holdings, Co.	Put	85.00	07/15/22	59	9
Crane Holdings, Co.	Put	80.00	08/19/22	118	29
Encompass Health Corporation	Put	60.00	07/15/22	267	120
Encompass Health Corporation	Put	50.00	07/15/22	119	4
Griffon Corporation	Put	25.00	07/15/22	616	22
Griffon Corporation	Put	20.00	08/19/22	158	7
GSK PLC	Put	40.00	08/19/22	296	18
GSK PLC	Put	38.00	08/19/22	159	6
GSK PLC	Put	36.00	08/19/22	619	14
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	07/15/22	71	27
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	08/19/22	567	204
Kohl's Corporation	Put	35.00	07/15/22	43	14
Lennar Corporation	Put	65.00	08/19/22	261	73
Lennar Corporation	Put	60.00	08/19/22	92	14
SPDR S&P 500 ETF	Put	375.00	07/15/22	49	36
SPDR S&P 500 ETF	Put	368.00	07/15/22	7	3
Valvoline, Inc.	Put	30.00	07/15/22	813	128
Valvoline, Inc.	Put	25.00	08/19/22	57	3
Vodafone Group Public Limited Company	Put	15.00	07/15/22	2,285	35
XPO Logistics, Inc.	Put	62.50	08/19/22	88	130
XPO Logistics, Inc.	Put	45.00	08/19/22	185	49
					945

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Deutsche Telekom AG	JPM	Put	EUR	17.60	08/19/22	1,238	30
Vivendi SE	JPM	Put	EUR	10.00	08/19/22	496	32
Vivendi SE	JPM	Put	EUR	10.00	07/15/22	378	17
Vivendi SE	JPM	Put	EUR	10.50	08/19/22	1,494	154
							233

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Activision Blizzard, Inc.	Call	75.00	07/15/22	53	(17)
Activision Blizzard, Inc.	Call	80.00	08/19/22	27	(4)
AT&T Inc.	Call	20.00	08/19/22	1,017	(130)
Crane Holdings, Co.	Call	90.00	07/15/22	59	(8)
Crane Holdings, Co.	Call	90.00	08/19/22	118	(46)
Encompass Health Corporation	Call	55.00	07/15/22	119	(25)
Griffon Corporation	Call	30.00	07/15/22	616	(3)
Griffon Corporation	Call	25.00	08/19/22	158	(70)
GSK PLC	Call	45.00	08/19/22	296	(30)
GSK PLC	Call	43.00	08/19/22	159	(30)
GSK PLC	Call	41.00	08/19/22	619	(204)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	08/19/22	567	(50)
Kohl's Corporation	Call	42.50	07/15/22	43	(7)
Lennar Corporation	Call	75.00	08/19/22	261	(73)
Lennar Corporation	Call	67.50	08/19/22	92	(59)
Mandiant, Inc.	Call	24.00	09/16/22	1	—
SPDR S&P 500 ETF	Call	405.00	07/15/22	21	—
SPDR S&P 500 ETF	Put	350.00	07/15/22	14	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Twitter, Inc.	Call	39.00	07/15/22	30	(4)
Valvoline, Inc.	Call	35.00	07/15/22	912	(5)
Valvoline, Inc.	Call	30.00	08/19/22	57	(7)
Vodafone Group Public Limited Company	Call	17.00	07/15/22	1,253	(4)
XPO Logistics, Inc.	Call	70.00	08/19/22	88	(2)
XPO Logistics, Inc.	Call	50.00	08/19/22	185	(59)
Zendesk, Inc.	Call	80.00	07/15/22	35	—
Zendesk, Inc.	Call	75.00	08/19/22	55	(6)
					(845)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Deutsche Telekom AG	JPM	Call	EUR	18.60	07/15/22	404	(23)
Vivendi SE	JPM	Call	EUR	11.00	07/15/22	378	—
Vivendi SE	JPM	Call	EUR	11.00	08/19/22	496	(5)
Vivendi SE	JPM	Call	EUR	11.50	08/19/22	1,494	(9)
							(37)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	07/20/22	AUD	90	62	—
AUD/USD	GSC	07/27/22	AUD	796	549	(3)
AUD/USD	JPM	07/27/22	AUD	1,695	1,170	(7)
CAD/USD	JPM	07/11/22	CAD	941	732	3
EUR/USD	JPM	07/13/22	EUR	131	138	(11)
EUR/USD	GSC	10/13/22	EUR	260	275	(5)
EUR/USD	GSC	11/23/22	EUR	251	265	(5)
GBP/USD	JPM	09/14/22	GBP	23	28	(2)
USD/AUD	GSC	07/13/22	AUD	(206)	(142)	1
USD/AUD	GSC	07/20/22	AUD	(897)	(622)	23
USD/AUD	GSC	07/27/22	AUD	(796)	(549)	29
USD/AUD	JPM	07/27/22	AUD	(1,697)	(1,170)	64
USD/AUD	GSC	08/04/22	AUD	(1,823)	(1,259)	106
USD/AUD	GSC	11/15/22	AUD	(558)	(386)	9
USD/CAD	JPM	07/11/22	CAD	(2,356)	(1,830)	9
USD/CAD	JPM	07/27/22	CAD	(921)	(715)	(9)
USD/CAD	JPM	07/27/22	CAD	(726)	(564)	3
USD/EUR	JPM	07/13/22	EUR	(131)	(138)	12
USD/EUR	GSC	07/20/22	EUR	(483)	(506)	39
USD/EUR	JPM	07/28/22	EUR	(1,643)	(1,725)	(9)
USD/EUR	JPM	07/28/22	EUR	(962)	(1,009)	5
USD/EUR	JPM	08/09/22	EUR	(24)	(25)	—
USD/EUR	JPM	08/29/22	EUR	(2,486)	(2,616)	26
USD/EUR	JPM	09/15/22	EUR	(677)	(714)	44
USD/EUR	GSC	10/13/22	EUR	(213)	(224)	(1)
USD/EUR	GSC	10/13/22	EUR	(746)	(789)	20
USD/EUR	JPM	10/13/22	EUR	(1,839)	(1,942)	66
USD/EUR	GSC	11/23/22	EUR	(250)	(266)	13
USD/GBP	GSC	07/12/22	GBP	(92)	(112)	4
USD/GBP	JPM	08/12/22	GBP	(957)	(1,165)	9
USD/GBP	JPM	09/14/22	GBP	(23)	(28)	2
USD/GBP	GSC	10/05/22	GBP	(605)	(738)	51
USD/GBP	GSC	10/07/22	GBP	(2,163)	(2,638)	184
USD/GBP	JPM	11/10/22	GBP	(2,068)	(2,526)	32
USD/JPY	JPM	08/05/22	JPY	(18,155)	(134)	—
USD/SEK	JPM	08/10/22	SEK	(23,630)	(2,311)	54
					(23,624)	756

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
AT&T Inc. (E)	OBFR +0.75% (E)	BOA	03/03/23 ††	2,422	—	(293)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (E)	BOA	12/20/22 ††	—	—	39
Brookfield Property Preferred LP (E)	OBFR +0.75% (E)	BOA	08/02/22 ††	41	—	(9)
Federal Home Loan Mortgage Corporation (E)	OBFR +1.15% (E)	BOA	01/20/23 ††	1,173	—	77
HomeServe PLC (E)	OBFR +0.60% (E)	BOA	05/24/23 ††	2,200	—	(14)
Intertape Polymer Group Inc. (E)	OBFR +0.75% (E)	BOA	05/12/23 ††	1,225	—	53
Intertrust N.V. (E)	OBFR +0.45% (E)	BOA	12/02/22 ††	127	—	(7)
TEGNA Inc. (E)	OBFR +0.60% (E)	BOA	02/28/23 ††	1,714	—	(136)
Ultra Electronics Holdings PLC (E)	OBFR +0.06% (E)	BOA	06/23/23 ††	1,158	—	(7)
Warner Bros. Discovery, Inc. (E)	OBFR +0.00% (E)	BOA	04/13/23 ††	—	—	330
Activision Blizzard, Inc. (E)	OBFR +0.61% (E)	GSC	03/11/23 ††	1,254	—	(46)
Atlantia S.p.A. (E)	OBFR +0.61% (E)	GSC	04/20/23 ††	727	—	(14)
Avast PLC (E)	SOFR +0.61% (E)	GSC	06/14/23 ††	2,738	—	(569)
Biohaven Pharmaceutical Holding Company Ltd. (E)	OBFR +0.61% (E)	GSC	06/14/23 ††	423	—	4
Bluerock Residential Growth REIT, Inc. (E)	OBFR +0.61% (E)	GSC	03/08/23 ††	765	—	(4)
Brewin Dolphin Holdings PLC (E)	OBFR +0.61% (E)	GSC	04/05/23 ††	784	—	(52)
Cazoo Group Ltd (E)	SOFR -18.00% (E)	GSC	11/29/22 ††	172	—	(156)
Cazoo Group Ltd (Q)	(Q)	BOA	01/01/00 ††	68	—	(62)
CC Neuberger Principal Holdings II (E)	SOFR +1.21% (E)	GSC	07/18/23 ††	1,293	—	11
Citrix Systems, Inc. (E)	OBFR +0.61% (E)	GSC	02/15/23 ††	2,740	—	(122)
CMC Materials, Inc (E)	OBFR +0.61% (E)	GSC	02/07/23 ††	2,361	—	(116)
Coherent, Inc. (E)	OBFR +0.61% (E)	GSC	03/02/23 ††	4,991	—	33
Crane Holdings, Co. (E)	OBFR +0.61% (E)	GSC	06/15/23 ††	440	—	(2)
Entain PLC (E)	SOFR +0.61% (E)	GSC	10/15/22 ††	126	—	(58)
First Horizon Corporation (E)	OBFR +0.61% (E)	GSC	03/07/23 ††	1,782	—	(119)
GSK PLC (E)	OBFR +0.61% (E)	GSC	01/19/23 ††	3,503	—	(80)
Healthcare Trust of America, Inc. (E)	OBFR +0.61% (E)	GSC	03/07/23 ††	777	—	(88)
Irongate Property Fund I (E)	OBFR +0.61% (E)	GSC	04/20/23 ††	147	—	(3)
Lennar Corporation (E)	OBFR +0.61% (E)	GSC	02/17/23 ††	2,287	—	(447)
LHC Group, Inc. (E)	OBFR +0.61% (E)	GSC	05/26/23 ††	1,162	—	(73)
Link Administration Holdings Limited (E)	SOFR +0.61% (E)	GSC	01/26/23 ††	555	—	(174)
Mandiant, Inc. (E)	OBFR +0.61% (E)	GSC	03/31/23 ††	1,999	—	(19)
Meggitt PLC (E)	SOFR +0.81% (E)	GSC	08/11/22 ††	2,841	—	(245)
NeoPhotonics Corporation (E)	OBFR +0.61% (E)	GSC	06/14/23 ††	447	—	15
Nielsen Holdings PLC (E)	OBFR +0.61% (E)	GSC	06/14/23 ††	233	—	(1)
Ramsay Health Care Limited (E)	OBFR +0.61% (E)	GSC	06/13/23 ††	350	—	(28)
Rogers Corporation (E)	OBFR +0.61% (E)	GSC	01/13/23 ††	1,825	—	(73)
Saba Capital Income & Opportunities Fund (E)	OBFR +1.21% (E)	GSC	05/20/23 ††	90	—	(8)
SailPoint Technologies Holdings, Inc. (E)	OBFR +0.61% (E)	GSC	05/09/23 ††	1,398	—	(11)
TELECOM ITALIA SPA (E)	SOFR +0.61% (E)	GSC	01/12/23 ††	461	—	(180)
Tower Semiconductor Ltd. (E)	OBFR +0.61% (E)	GSC	06/14/23 ††	1,071	—	(10)
Twitter, Inc. (E)	OBFR +0.61% (E)	GSC	05/09/23 ††	2,482	—	(428)
Uniper SE (E)	SOFR +0.61% (E)	GSC	11/15/22 ††	24	—	(16)
Uniti Broadband Limited (E)	OBFR +0.61% (E)	GSC	03/31/23 ††	1,284	—	(47)
Valvoline, Inc. (E)	OBFR +0.61% (E)	GSC	03/08/23 ††	5,099	—	(133)
Vifor Pharma AG (E)	OBFR +0.61% (E)	GSC	03/04/23 ††	876	—	4
Vodafone Group Public Limited Company (E)	OBFR +0.61% (E)	GSC	03/24/23 ††	4,342	—	(128)
Vonage Holdings Corp. (E)	OBFR +0.61% (E)	GSC	12/22/22 ††	1,587	—	(143)
Welbilt, Inc. (E)	SOFR +0.61% (E)	GSC	07/18/22 ††	1,237	—	(18)
Willis Towers Watson Public Limited Company (E)	OBFR +0.61% (E)	GSC	05/16/23 ††	415	—	(7)
XPO Logistics, Inc. (E)	OBFR +0.61% (E)	GSC	04/04/23 ††	1,909	—	(595)
Atlantia S.p.A. (E)	OBFR +0.55% (E)	JPM	05/22/23 ††	1,977	—	(103)
BlackRock Floating Rate Income Strategies Fund, Inc. (E)	OBFR +0.76% (E)	JPM	03/06/23 ††	267	—	(46)
Deutsche Telekom AG (E)	OBFR +0.55% (E)	JPM	01/20/23 ††	2,600	—	(143)
HomeServe PLC (E)	OBFR +0.45% (E)	JPM	07/17/23 ††	275	—	(3)
Intertrust N.V. (E)	OBFR +0.55% (E)	JPM	04/11/23 ††	596	—	(37)
Invesco Senior Income Trust (E)	OBFR +0.38% (E)	JPM	02/28/23 ††	93	—	(10)
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,521	—	(342)
SLM Corporation (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,647	—	(101)
Swedish Match AB (E)	OBFR +0.55% (E)	JPM	07/31/23 ††	2,255	—	15
Toshiba Corporation (E)	OBFR +0.55% (E)	JPM	06/20/23 ††	135	—	(4)
Vifor Pharma AG (E)	OBFR +0.55% (E)	JPM	04/24/23 ††	2,867	—	(41)
Vivendi SE (E)	OBFR +0.55% (E)	JPM	07/21/23 ††	2,710	—	(305)
					—	(5,295)
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (Q)	OBFR -0.40% (Q)	BOA	03/24/23 ††	(554)	—	135
Healthcare Realty Trust Incorporated (Q)	OBFR -0.35% (Q)	GSC	04/20/23 ††	(265)	—	1
II-VI Incorporated (Q)	OBFR -0.35% (Q)	GSC	05/16/23 ††	(1,047)	—	194
					—	330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	79,149	—	16	79,165
Corporate Bonds And Notes	—	33,883	—	33,883
Other Equity Interests	—	—	3,852	3,852
Senior Floating Rate Instruments	—	2,879	2	2,881
Investment Companies	916	—	—	916
Rights	304	—	92	396
Preferred Stocks	314	—	—	314
Warrants	128	—	—	128
Short Term Investments	2,702	—	—	2,702
	83,513	36,762	3,962	124,237
Liabilities - Securities
Common Stocks	(3,863)	—	—	(3,863)
	(3,863)	—	—	(3,863)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	945	—	—	945
OTC Purchased Options	—	233	—	233
Open Forward Foreign Currency Contracts	—	808	—	808
OTC Total Return Swap Agreements	—	872	39	911
	945	1,913	39	2,897
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(845)	—	—	(845)
OTC Written Options	—	(37)	—	(37)
Open Forward Foreign Currency Contracts	—	(52)	—	(52)
OTC Total Return Swap Agreements	—	(5,876)	—	(5,876)
	(845)	(5,965)	—	(6,810)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 56.2%
United States of America 26.0%
AbbVie Inc.
4.85%, 06/15/44	1,370	1,313
Allied Universal Holdco LLC
6.00%, 06/01/29 (a)	1,000	728
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	1,090	873
American Express Company
3.55%, (100, 09/15/26) (b)	1,320	1,076
Bank of America Corporation
4.08%, 03/20/51	2,840	2,440
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	470	336
CCO Holdings, LLC
4.50%, 05/01/32	5,000	4,048
Centene Corporation
4.63%, 12/15/29	1,920	1,790
Charter Communications Operating, LLC
3.50%, 06/01/41	670	470
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	810
Cigna Holding Company
4.80%, 08/15/38	510	497
Comcast Corporation
2.94%, 11/01/56	2,200	1,527
Continental Resources, Inc.
4.90%, 06/01/44	3,280	2,585
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	2,274
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,547
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,570	2,602
7.38%, 01/15/26	2,170	2,167
Devon Energy Corporation
5.85%, 12/15/25	870	907
5.00%, 06/15/45	470	436
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	3,000	2,559
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,235
Diversified Healthcare Trust
9.75%, 06/15/25	870	860
Energy Transfer LP
2.90%, 05/15/25	3,140	2,988
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,308
EQT Corporation
5.00%, 01/15/29	2,620	2,536
Exxon Mobil Corporation
4.33%, 03/19/50	470	444
Ford Motor Company
3.25%, 02/12/32	7,190	5,374
Freeport-McMoRan Inc.
5.45%, 03/15/43	2,870	2,655
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	1,860	1,740
General Dynamics Corporation
4.25%, 04/01/50	700	671
General Motors Company
6.13%, 10/01/25	450	465
JPMorgan Chase & Co.
6.13%, (100, 04/30/24) (b)	3,200	3,012
3.33%, 04/22/52	1,270	969
Kraft Heinz Foods Company
5.20%, 07/15/45	620	577
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	1,000	880
Magallanes, Inc.
4.28%, 03/15/32 (a)	220	197
5.05%, 03/15/42 (a)	500	425
5.14%, 03/15/52 (a)	740	621
Match Group, Inc.
5.00%, 12/15/27 (a)	2,380	2,214
McDonald's Corporation
4.20%, 04/01/50	350	314
MercadoLibre S.R.L
3.13%, 01/14/31	2,280	1,650
Morgan Stanley
5.60%, 03/24/51	400	432
MPT Operating Partnership, L.P.
4.63%, 08/01/29	2,500	2,194
Netflix, Inc.
4.88%, 06/15/30 (a)	2,580	2,368
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,135
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	893
Radiology Partners, Inc.
9.25%, 02/01/28 (a)	760	571
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,594
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,377
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	348
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,729
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	2,407
Sprint Corporation
8.75%, 03/15/32	2,000	2,411
Targa Resources Corp
5.50%, 03/01/30	1,900	1,809
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	4,000	3,458
The Boeing Company
3.75%, 02/01/50	410	289
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (b) (c)	640	499
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (b)	1,340	1,047
4.00%, (3 Month USD LIBOR + 0.77%), (100, 08/18/22) (b) (d)	540	386
The Williams Companies, Inc.
7.50%, 01/15/31	700	804
5.75%, 06/24/44	2,200	2,197
T-Mobile US, Inc.
3.88%, 04/15/30	1,480	1,382
United Airlines Pass Through Trust
4.63%, 04/15/29 (a)	2,550	2,162
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,297
Verizon Communications Inc.
3.40%, 03/22/41	1,100	893
3.55%, 03/22/51	1,000	798
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	752
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,493
Wells Fargo & Company
5.88%, (100, 06/15/25) (b)	1,510	1,468
4.61%, 04/25/53	940	870
Western Midstream Operating, LP
3.95%, 06/01/25	710	670
5.50%, 08/15/48	500	408
5.75%, 02/01/50 (e) (f)	3,070	2,480
		111,741
Netherlands 4.9%
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,091
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	3,200	2,244
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (b) (g)	1,200	1,025
3.65%, 04/06/28 (a)	500	475
IPD 3 B.V.
5.50%, 12/01/25, EUR (g)	1,100	1,027
Petrobras Global Finance B.V.
6.25%, 03/17/24	3,170	3,239
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,677
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	1,940	1,880
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,047
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,320
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	1,018
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,660
		20,935
Brazil 2.9%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,768
Braskem America Finance Company
7.13%, 07/22/41 (g)	2,760	2,605
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (a) (b)	4,820	4,622
Suzano Austria GmbH
5.75%, 07/14/26 (a)	1,770	1,801
Vale Overseas Ltd
6.25%, 08/10/26	1,770	1,845
		12,641
Canada 2.5%
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,000	944
6.88%, 10/15/27 (a)	2,000	1,790
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,380
MEG Energy Corp.
7.13%, 02/01/27 (a)	3,700	3,733
Open Text Corporation
3.88%, 02/15/28 (a)	510	453
4.13%, 02/15/30 (a)	1,000	853
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (a)	2,000	1,740
		10,893
Peru 2.3%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	818
Southern Copper Corporation
5.25%, 11/08/42	4,470	4,366
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	4,770	4,484
		9,668
United Kingdom 2.1%
Bellis Acquisition Company PLC
4.50%, 02/16/26, GBP (g)	1,030	1,003
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,000	1,063
HSBC Holdings PLC
6.38%, (100, 03/30/25) (b) (h)	2,800	2,713
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (b) (h)	1,060	1,018
Saga PLC
3.38%, 05/12/24, GBP (g)	1,000	1,063
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,036
Whitbread PLC
2.38%, 05/31/27, GBP (g)	1,180	1,283
		9,179
Mexico 2.1%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (a) (b)	2,850	2,850
BBVA Bancomer, S.A.
5.13%, 01/18/33 (a)	2,980	2,540
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	3,940	3,528
		8,918
Germany 1.8%
Allianz SE
2.63%, (100, 10/30/30), EUR (b) (g)	1,400	1,049
3.20%, (100, 10/30/27) (b) (g)	5,000	3,647
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (g)	950	817
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (g)	1,170	1,043
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,065
		7,621
France 1.4%
BNP Paribas
7.38%, (100, 08/19/25) (b) (g) (h)	2,730	2,723
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (g) (h)	900	1,067
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	986
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,023
		5,799
Switzerland 1.2%
Credit Suisse Group AG
7.50%, (100, 07/17/23) (a) (b)	1,400	1,292
9.75%, (100, 06/23/27) (a) (b)	620	630
UBS Group Funding (Switzerland) AG
7.00%, (100, 01/31/24) (b) (g)	3,200	3,124
		5,046
Ireland 1.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	574
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	3,700	3,723
		4,297
Kazakhstan 0.9%
JSC National Company 'KazMunayGas'
5.38%, 04/24/30 (a)	980	863
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,270
National company KazMunayGaz JSC
3.50%, 04/14/33 (a)	1,130	816
		3,949
Israel 0.8%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	4,400	3,631
Luxembourg 0.8%
Millicom International Cellular SA
5.13%, 01/15/28 (a)	3,933	3,341
Italy 0.7%
ASR Media And Sponsorship S.P.A.
5.13%, 08/01/24, EUR (g)	1,162	1,084
International Design Group S.p.A.
4.25%, (3 Month EURIBOR + 4.25%), 05/15/26, EUR (d) (g)	1,110	1,049
Intesa Sanpaolo S.p.A.
5.50%, (100, 03/01/28), EUR (b) (g)	1,180	989
		3,122
United Arab Emirates 0.7%
DP World UAE Region FZE
5.63%, 09/25/48 (a)	3,240	3,030

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Morocco 0.7%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	2,867
Virgin Islands (British) 0.6%
Central American Bottling Corporation
5.25%, 04/27/29 (a)	2,980	2,630
Austria 0.5%
Suzano Austria GmbH
5.00%, 01/15/30	2,440	2,220
Sweden 0.5%
Heimstaden Bostad AB
4.25%, 03/09/26, EUR (g)	1,200	1,025
Samhallsbyggnadsbolaget i Norden AB
2.62%, (100, 01/30/25), EUR (b) (g)	1,320	441
Svenska Handelsbanken AB
4.75%, (100, 03/01/31) (b) (g) (h)	600	490
		1,956
Argentina 0.4%
YPF S.A.
8.50%, 07/28/25 (a)	2,780	1,883
Belgium 0.3%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	1,280	1,309
Spain 0.3%
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,076
Finland 0.2%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (b) (g)	1,100	1,061
Panama 0.2%
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	940
Bermuda 0.2%
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	838
Macau 0.2%
Sands China Ltd.
3.10%, 03/08/29 (a) (e) (f)	1,170	826
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (a) (i) (j) (k)	10,664	—
0.00%, 12/31/22, EUR (a) (i) (j) (k)	4,042	—
K2016470260 South Africa Ltd
0.00%, 12/31/22 (a) (j) (k)	4,910	—
Total Corporate Bonds And Notes (cost $269,963)		241,417
GOVERNMENT AND AGENCY OBLIGATIONS 29.3%
United States of America 16.8%
Federal Home Loan Mortgage Corporation
Series 2021-B1-DNA7, REMIC, 4.58%, (SOFR 30-Day Average + 3.65%), 11/25/41 (d)	1,010	865
Series 2020-B1-DNA2, REMIC, 4.12%, (1 Month USD LIBOR + 2.50%), 02/25/50 (d)	750	653
Series 2020-B1-DNA5, REMIC, 5.38%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	921
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	1,018	1,013
Treasury, United States Department of
1.75%, 12/31/24	27,450	26,601
2.13%, 05/15/25	8,180	7,978
2.63%, 12/31/25	15,589	15,370
1.63%, 02/15/26 - 10/31/26	16,850	15,942
2.88%, 05/15/32	2,740	2,709
		72,052
Indonesia 3.3%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	217,830,000	14,357
Mexico 3.1%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 12/07/23, MXN	34,629	1,690
10.00%, 12/05/24, MXN	13,340	672
7.50%, 06/03/27, MXN	235,910	10,960
		13,322
South Africa 1.6%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	111,690	4,214
5.75%, 09/30/49 (c)	4,030	2,746
		6,960
Poland 1.2%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	5,136
Brazil 1.0%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25, BRL	23,220	4,183
Egypt 0.5%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,051
Argentina 0.4%
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (a) (e)	2,760	828
Ministerio De Gobierno
6.99%, 06/01/27 (d) (e) (g)	500	344
6.99%, 06/01/27 (a) (d) (e)	1,000	688
		1,860
Gabon 0.4%
Gabon, Government of
7.00%, 11/24/31 (a)	2,500	1,831
Colombia 0.4%
Presidencia de la República de Colombia
5.63%, 02/26/44	2,250	1,588
Dominican Republic 0.2%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	846
Ecuador 0.2%
Gobierno de la Republica del Ecuador
1.00%, 07/31/35 (a) (e)	1,711	817
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	770
Total Government And Agency Obligations (cost $134,672)		125,773
SENIOR FLOATING RATE INSTRUMENTS 6.0%
United States of America 6.0%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 07/30/28 (d)	2,494	2,366
APi Group Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 2.50%), 09/25/26 (d) (l)	2,500	2,401
Asurion LLC
2018 Term Loan B7, 4.06%, (1 Month USD LIBOR + 3.00%), 11/15/24 (d)	2,493	2,333
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 12/23/24 (d) (l)	2,500	2,403
Clarios Global LP
2021 USD Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/26 (d)	2,500	2,328
Focus Financial Partners, LLC
2020 Term Loan B3, 3.06%, (1 Month USD LIBOR + 2.00%), 07/03/24 (d)	2,493	2,390
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.00%), 11/15/27 (d) (l)	1,410	1,329
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 0.00%, (1 Month USD LIBOR + 1.75%), 10/25/23 (d) (l)	1,400	1,343
Level 3 Financing Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 03/01/27 (d)	1,410	1,303
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 3.56%, (1 Month USD LIBOR + 2.50%), 06/13/26 (d)	1,625	1,599

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 11/06/25 (d)	2,494	2,336
Sotera Health Holdings, LLC
2021 Term Loan, 3.81%, (1 Month USD LIBOR + 2.75%), 12/31/24 (d)	2,500	2,372
UFC Holdings, LLC
2021 Term Loan B, 0.00%, (6 Month USD LIBOR + 2.75%), 04/29/26 (d) (l)	1,400	1,301
Total Senior Floating Rate Instruments (cost $27,005)		25,804
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
United States of America 2.0%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.21%, 04/25/26 (d)	1,129	1,064
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 3.26%, (1 Month USD LIBOR + 1.94%), 09/15/34 (d)	1,250	1,153
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,501	1,329
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	679	642
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 3.45%, (SOFR + 2.17%), 04/15/37 (d)	1,180	1,103
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	1,060	987
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,204
RIAL 2022-FL8 D
Series 2022-D-FL8, 5.07%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	983
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,560)		8,465
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (j)	624	—
Edcon Holdings Ltd. - Class A (g) (j)	124,902	—
Edcon Holdings Ltd. - Class B (g) (j)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 6.1%
Investment Companies 6.1%
JNL Government Money Market Fund, 1.02% (m) (n)	26,142	26,142
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 1.41% (m) (n)	185	185
Total Short Term Investments (cost $26,327)		26,327
Total Investments 99.6% (cost $466,633)		427,786
Other Derivative Instruments 0.2%		991
Other Assets and Liabilities, Net 0.2%		636
Total Net Assets 100.0%		429,413

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $112,979 and 26.3% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of June 30, 2022.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 2.63% (callable at 100, 10/30/30)	04/28/22	1,240	1,049	0.2
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	4,133	3,647	0.9
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	926	817	0.2
ASR Media And Sponsorship S.P.A., 5.13%, 08/01/24	05/06/22	1,148	1,084	0.3
Bellis Acquisition Company PLC, 4.50%, 02/16/26	05/06/22	1,144	1,003	0.2
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,846	2,723	0.6
Braskem America Finance Company, 7.13%, 07/22/41	04/26/22	2,799	2,605	0.6
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	05/06/22	1,136	1,043	0.2
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,025	0.2
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	1,142	1,067	0.3
Edcon Holdings Ltd.	08/03/21	—	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	1,157	1,063	0.3
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,495	1,380	0.3
Heimstaden Bostad AB, 4.25%, 03/09/26	05/06/22	1,167	1,025	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
International Design Group S.p.A., 4.25%, 05/15/26	05/06/22	1,154	1,049	0.3
Intesa Sanpaolo S.p.A., 5.50% (callable at 100, 03/01/28)	05/06/22	1,123	989	0.2
IPD 3 B.V., 5.50%, 12/01/25	05/06/22	1,124	1,027	0.2
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,130	986	0.2
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,150	1,076	0.3
Loxama, 3.75%, 07/15/26	05/06/22	1,129	1,023	0.2
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	365	344	0.1
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,061	0.3
Saga PLC, 3.38%, 05/12/24	05/12/22	1,114	1,063	0.3
Samhallsbyggnadsbolaget i Norden AB, 2.62% (callable at 100, 01/30/25)	05/06/22	1,161	441	0.1
Svenska Handelsbanken AB, 4.75% (callable at 100, 03/01/31)	04/27/22	559	490	0.1
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,136	1,047	0.2
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 01/31/24)	04/27/22	3,257	3,124	0.7
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,132	1,065	0.3
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,117	1,036	0.2
Whitbread PLC, 2.38%, 05/31/27	05/06/22	1,356	1,283	0.3
		40,676	36,635	8.5

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	142	December 2022		34,440	50	(250)
90 Day Eurodollar	143	December 2023		34,628	73	16
Euro Schatz	221	September 2022	AUD	23,728	40	15
United States Ultra Bond	87	September 2022		13,122	204	306
					367	87
Short Contracts
United States 10 Year Note	(160)	September 2022		(18,727)	(163)	(238)
United States 5 Year Note	(248)	October 2022		(27,567)	(174)	(272)
					(337)	(510)

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/19/22	AUD	592	409	(11)
IDR/USD	JPM	07/19/22	IDR	466,644,550	31,317	(266)
JPY/USD	CIT	07/19/22	JPY	589,011	4,345	14
SGD/USD	JPM	07/19/22	SGD	26,191	18,852	(106)
USD/AUD	CIT	07/19/22	AUD	(1,129)	(779)	17
USD/AUD	GSC	07/19/22	AUD	(1,000)	(690)	30
USD/EUR	CIT	07/19/22	EUR	(6,522)	(6,841)	54
USD/EUR	GSC	07/19/22	EUR	(15,741)	(16,512)	158
USD/GBP	GSC	07/19/22	GBP	(910)	(1,108)	(1)
USD/GBP	GSC	07/19/22	GBP	(7,650)	(9,314)	188
USD/IDR	CIT	07/19/22	IDR	(64,677,797)	(4,341)	18
USD/IDR	JPM	07/19/22	IDR	(548,067,146)	(36,782)	783
USD/MXN	CIT	07/19/22	MXN	(132,396)	(6,567)	(48)
USD/SGD	CIT	07/19/22	SGD	(6,043)	(4,350)	(1)
USD/SGD	JPM	07/19/22	SGD	(26,191)	(18,852)	125
USD/TWD	CIT	07/19/22	TWD	(129,815)	(4,367)	7
					(55,580)	961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	241,417	—	241,417
Government And Agency Obligations	—	125,773	—	125,773
Senior Floating Rate Instruments	—	25,804	—	25,804
Non-U.S. Government Agency Asset-Backed Securities	—	8,465	—	8,465
Common Stocks	—	—	—	—
Short Term Investments	26,327	—	—	26,327
	26,327	401,459	—	427,786
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	337	—	—	337
Open Forward Foreign Currency Contracts	—	1,394	—	1,394
	337	1,394	—	1,731
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(760)	—	—	(760)
Open Forward Foreign Currency Contracts	—	(433)	—	(433)
	(760)	(433)	—	(1,193)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 97.3%
United Kingdom 19.9%
Ashtead Group Public Limited Company	210	8,773
AstraZeneca PLC	169	22,272
Atlassian Corporation PLC - Class A (a)	42	7,775
Bunzl Public Limited Company	466	15,396
Compass Group PLC	1,059	21,653
Diageo PLC	360	15,501
Experian PLC	383	11,199
Halma Public Limited Company	176	4,287
Linde Public Limited Company	46	13,110
London Stock Exchange Group PLC	160	14,847
Rentokil Initial PLC	2,226	12,872
SEGRO Public Limited Company	641	7,639
Spirax-Sarco Engineering PLC	47	5,693
		161,017
France 11.3%
Dassault Systemes	162	5,980
L'Oreal SA	31	10,623
LVMH Moet Hennessy Louis Vuitton SE	34	20,581
Safran	215	21,191
Sartorius Stedim Biotech	31	9,607
Teleperformance	23	7,130
VINCI	184	16,381
		91,493
Denmark 7.3%
Chr. Hansen Holding A/S	156	11,463
Coloplast A/S - Class B	65	7,491
DSV Panalpina A/S	73	10,303
Novo Nordisk A/S - Class B	165	18,326
Orsted A/S (b)	111	11,716
		59,299
Netherlands 6.8%
Adyen B.V. (a) (b)	9	12,579
Airbus SE	284	27,654
ASML Holding	31	14,824
		55,057
Canada 6.6%
Canadian National Railway Company	206	23,185
Dollarama Inc.	129	7,446
Intact Financial Corporation	44	6,238
The Toronto-Dominion Bank	246	16,147
		53,016
India 6.5%
Housing Development Finance Corp.	442	12,192
Infosys Ltd.	649	12,043
Reliance Industries Ltd.	855	28,161
		52,396
Switzerland 6.2%
Lonza Group AG	33	17,752
Partners Group Holding AG	10	9,442
Sika AG	39	8,960
Straumann Holding AG - Class N	117	14,000
		50,154
Ireland 4.8%
Icon Public Limited Company (a)	89	19,256
Kingspan Group Plc	144	8,667
Ryanair Holdings Plc - ADR (a)	159	10,719
		38,642
Sweden 4.5%
Atlas Copco Aktiebolag - Class A	974	9,107
EQT AB (b)	201	4,114
Evolution Gaming Group AB (publ) (b)	66	5,963
Hexagon Aktiebolag - Class B	1,314	13,663
Indutrade Aktiebolag	205	3,736
		36,583
Japan 4.4%
Asahi Intecc Co., Ltd.	212	3,199
Daikin Industries Ltd.	58	9,198
Hoya Corp.	99	8,552
Keyence Corp.	32	10,898
Nihon M & A Center Inc.	353	3,744
		35,591
Australia 2.7%
Aristocrat Leisure Limited	939	22,213
Spain 2.7%
Amadeus IT Group SA (a) (b)	390	21,705
Taiwan 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	994	15,902
Germany 1.8%
Infineon Technologies AG - Class N	437	10,628
Rational AG	7	4,198
		14,826
Luxembourg 1.7%
Globant S.A. (a)	23	4,069
Tenaris SA	758	9,744
		13,813
Hong Kong 1.5%
AIA Group Limited	1,095	11,886
United States of America 1.4%
Lululemon Athletica Inc. (a)	42	11,368
Finland 1.4%
Neste Oyj	256	11,344
Belgium 1.4%
KBC Groep NV	201	11,269
Argentina 0.7%
MercadoLibre S.R.L (a)	8	5,320
Brazil 0.6%
B3 S.A. - Brasil, Bolsa, Balcao	2,420	5,091
New Zealand 0.6%
Fisher & Paykel Healthcare Corp.	358	4,456
Norway 0.5%
TOMRA Systems ASA	235	4,356
Total Common Stocks (cost $911,422)		786,797
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund, 1.02% (c) (d)	18,965	18,965
Total Short Term Investments (cost $18,965)		18,965
Total Investments 99.6% (cost $930,387)		805,762
Other Assets and Liabilities, Net 0.4%		3,150
Total Net Assets 100.0%		808,912

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/12/22	15,462	12,579	1.6
Amadeus IT Group SA	11/08/21	25,900	21,705	2.7
EQT AB	04/12/22	7,587	4,114	0.5
Evolution Gaming Group AB (publ)	05/23/22	6,622	5,963	0.7
Orsted A/S	04/12/22	12,997	11,716	1.4
		68,568	56,077	6.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	129,724	657,073	—	786,797
Short Term Investments	18,965	—	—	18,965
	148,689	657,073	—	805,762

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.2%
Information Technology 14.0%
Accenture Public Limited Company - Class A	171	47,540
Apple Inc.	1,480	202,333
Fidelity National Information Services, Inc.	340	31,176
Global Payments Inc.	450	49,744
KLA-Tencor Corp.	58	18,456
Lam Research Corp.	10	4,171
Marvell Technology, Inc.	475	20,686
MasterCard Incorporated - Class A	214	67,505
Microsoft Corporation	1,634	419,588
Motorola Solutions Inc.	372	77,914
Salesforce.Com, Inc. (a)	254	41,991
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	628	51,327
Texas Instruments Incorporated	738	113,420
Visa Inc. - Class A	345	67,829
Workday, Inc. - Class A (a)	21	2,933
		1,216,613
Health Care 11.6%
Anthem, Inc.	205	99,121
AstraZeneca PLC - ADR	1,337	88,367
Baxter International Inc.	639	41,051
Becton, Dickinson and Company	328	80,839
Danaher Corporation	188	47,733
HCA Healthcare, Inc.	534	89,801
Humana Inc.	240	112,540
Johnson & Johnson	146	25,926
Novartis AG - ADR	944	79,818
Pfizer Inc.	3,048	159,791
UnitedHealth Group Incorporated	351	180,215
		1,005,202
Financials 7.9%
American Express Company	351	48,642
BlackRock, Inc.	85	51,856
JPMorgan Chase & Co.	943	106,237
Morgan Stanley	589	44,824
Progressive Corp.	1,044	121,333
S&P Global Inc.	156	52,514
The Blackstone Group Inc. - Class A	357	32,576
The Charles Schwab Corporation	3,079	194,523
The Goldman Sachs Group, Inc.	108	31,971
		684,476
Consumer Discretionary 6.6%
Amazon.com, Inc. (a)	1,099	116,706
Coupang, Inc. - Class A (a)	821	10,461
D.R. Horton, Inc.	212	14,060
Lennar Corporation - Class A	287	20,276
McDonald's Corporation	667	164,623
NIKE, Inc. - Class B	117	11,925
Starbucks Corporation	1,033	78,906
The Home Depot, Inc.	284	77,962
TJX Cos. Inc.	1,409	78,706
		573,625
Industrials 5.6%
Deere & Company	192	57,427
Fortive Corporation	965	52,474
Illinois Tool Works Inc.	346	63,038
Johnson Controls International Public Limited Company	1,506	72,103
Northrop Grumman Systems Corp.	125	59,783
Parker-Hannifin Corporation	178	43,803
Raytheon BBN Technologies Corp.	954	91,680
Trane Technologies Public Limited Company	370	48,109
		488,417
Consumer Staples 5.6%
Dollar General Corporation	136	33,381
Nestle SA - Class N	627	73,158
Procter & Gamble Co.	992	142,633
Sysco Corp.	1,447	122,607
The Coca-Cola Company	1,831	115,211
		486,990
Communication Services 5.2%
Alphabet Inc. - Class A (a)	122	265,787
Electronic Arts Inc.	459	55,880
Facebook, Inc. - Class A (a)	773	124,674
		446,341
Energy 3.0%
Shell PLC - Class A	3,748	97,210
Shell PLC - Class A	215	5,556
Total SA	2,157	113,553
Total SA - ADR	793	41,728
		258,047
Utilities 2.5%
American Electric Power Company, Inc.	61	5,849
Constellation Energy Group, Inc.	562	32,162
Exelon Corporation	2,137	96,832
Sempra Energy	535	80,384
		215,227
Real Estate 1.8%
American Tower Corporation	204	52,224
ProLogis Inc.	287	33,763
VICI Properties Inc.	728	21,677
Welltower Inc.	579	47,688
		155,352
Materials 1.4%
Anglo American PLC	630	22,537
FMC Corporation	473	50,586
Glencore PLC	8,801	47,628
		120,751
Total Common Stocks (cost $4,557,639)		5,651,041
GOVERNMENT AND AGENCY OBLIGATIONS 23.8%
U.S. Treasury Note 9.0%
Treasury, United States Department of
0.38%, 10/31/23 - 01/31/26	51,080	47,008
0.50%, 11/30/23	38,115	36,817
0.13%, 12/15/23	19,200	18,420
0.88%, 01/31/24 - 09/30/26	150,820	140,802
1.50%, 02/29/24 - 01/31/27	24,020	22,861
2.50%, 04/30/24 (b)	800	793
0.25%, 06/15/24 - 09/30/25	50,695	46,877
1.75%, 06/30/24	8,930	8,715
0.75%, 11/15/24 - 08/31/26	59,700	54,783
1.75%, 03/15/25 (b)	14,300	13,822
2.75%, 05/15/25 - 05/31/29	31,370	30,928
2.88%, 06/15/25 - 05/15/32	63,890	63,282
0.25%, 08/31/25 (c)	20,805	19,046
0.63%, 07/31/26	23,655	21,445
1.13%, 10/31/26	25,970	23,933
1.25%, 11/30/26 - 06/30/28	149,025	137,820
1.88%, 02/28/27	38,445	36,493
2.50%, 03/31/27	43,905	42,835
2.63%, 05/31/27 (b)	4,835	4,744
2.38%, 03/31/29	6,675	6,389
		777,813
Mortgage-Backed Securities 8.9%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	50	51
7.00%, 11/01/30 - 06/01/31	12	13
2.50%, 12/01/31 - 12/01/51	32,340	29,620
6.00%, 12/01/39	241	265
2.00%, 11/01/41 - 05/01/51	21,711	19,081
3.00%, 11/01/46 - 12/01/46	12,780	12,132
3.00%, 10/01/51 (d)	13,390	12,554
2.00%, 04/01/52 (d)	21,991	19,183
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	1,525	1,574
3.50%, 03/01/26 - 07/01/51	23,355	22,675
4.00%, 09/01/26 - 11/01/48	5,816	5,845
3.00%, 05/01/27 - 10/01/51	56,044	52,767
7.50%, 09/01/29	2	3
2.50%, 05/01/30 - 12/01/51	57,980	52,755
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
2.00%, 11/01/31 - 09/01/51	43,754	38,760
7.00%, 10/01/33	12	13
TBA, 2.50%, 07/15/37 - 08/15/52 (d)	99,203	90,142
TBA, 3.00%, 07/15/37 (d)	7,125	6,955
TBA, 3.50%, 07/15/37 - 07/15/52 (d)	100,250	97,843
5.50%, 03/01/38	73	78
6.50%, 10/01/38 - 10/01/39	65	72
5.00%, 07/01/40	75	79
1.50%, 11/01/41	8,627	7,417
TBA, 2.00%, 07/15/52 - 08/15/52 (d)	147,075	127,534
TBA, 4.00%, 07/15/52 (d)	32,650	32,186
TBA, 4.50%, 07/15/52 (d)	16,425	16,485
TBA, 5.00%, 07/15/52 (d)	6,050	6,172
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	1,721	1,866
6.50%, 04/15/26	2	2
5.50%, 11/15/32 - 02/15/36	34	35
7.00%, 01/15/33 - 05/15/33	6	6
5.00%, 06/20/33 - 06/15/39	1,042	1,093
4.50%, 06/15/40 - 05/15/42	276	285
4.00%, 01/15/41 - 12/20/44	410	414
TBA, 2.00%, 07/15/52 (d)	27,475	24,394
TBA, 2.50%, 07/15/52 (d)	41,057	37,551
TBA, 3.00%, 07/15/52 (d)	31,575	29,751
TBA, 4.00%, 07/15/52 (d)	13,290	13,226
TBA, 4.50%, 07/15/52 (d)	8,325	8,446
		769,323
U.S. Treasury Bond 3.9%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,897
2.38%, 02/15/42	11,065	9,381
3.25%, 05/15/42	134,695	131,454
2.50%, 02/15/45 - 05/15/46	53,200	45,082
2.88%, 08/15/45 - 05/15/52	125,485	118,075
3.00%, 05/15/47	5,470	5,112
2.75%, 08/15/47 - 11/15/47	21,494	19,238
2.25%, 02/15/52	15,750	12,959
		343,198
Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 2.48%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,369
Federal Home Loan Mortgage Corporation
Series 2016-M3-DNA3, 6.62%, (1 Month USD LIBOR + 5.00%), 12/26/28 (e)	1,329	1,386
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	2,122	2,089
Series 2017-M2-DNA3, REMIC, 4.12%, (1 Month USD LIBOR + 2.50%), 03/25/30 (e)	5,229	5,253
Series 2021-M1-DNA2, REMIC, 1.73%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	1,055	1,049
Series JM-4165, REMIC, 3.50%, 09/15/41	652	656
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,534	4,560
Series AH-4143, REMIC, 1.75%, 09/15/42	5,274	4,980
Series AB-4122, REMIC, 1.50%, 10/15/42	472	445
Series DJ-4322, REMIC, 3.00%, 05/15/43	748	749
Series CA-4758, REMIC, 3.00%, 07/15/47	6,596	6,379
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,540	4,560
Series 2020-M2-DNA5, REMIC, 3.38%, (SOFR 30-Day Average + 2.80%), 10/25/50 (e)	2,729	2,735
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	12,536	11,486
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 7.52%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	862	902
Series 2014-1M2-C04, 6.52%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	960	991
Series 2017-1M2-C05, REMIC, 3.82%, (1 Month USD LIBOR + 2.20%), 01/25/30 (e)	2,105	2,114
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,203	1,132
Series 2013-Z-36, REMIC, 3.00%, 04/25/43	4,818	4,590
Series 2013-NZ-83, REMIC, 3.50%, 08/25/43	5,689	5,566
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	1,102	1,093
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,642	2,479
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	4,642	4,486
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,117	5,765
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,455	1,416
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	3	3
		78,233
Municipal 0.8%
California Health Facilities Financing Authority
4.35%, 06/01/41	4,130	3,869
Chicago Transit Authority
6.90%, 12/01/40	675	809
Dallas/Fort Worth International Airport
4.09%, 11/01/51	300	293
4.51%, 11/01/51	1,885	1,832
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	164
3.29%, 06/01/42	375	302
3.00%, 06/01/46	825	725
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	242
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	3,889
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	651
Illinois, State of
5.10%, 06/01/33	24,735	24,886
Kansas Development Finance Authority
5.37%, 05/01/26	1,820	1,897
Metropolitan Transportation Authority
6.20%, 11/15/26	165	172
7.34%, 11/15/39	75	101
6.09%, 11/15/40	405	471
6.81%, 11/15/40	3,700	4,473
5.18%, 11/15/49	1,330	1,372
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,964	5,826
New York State Thruway Authority
5.88%, 04/01/30	840	943
O'Hare International Airport
6.40%, 01/01/40	155	191
Oregon School Boards Association
4.76%, 06/30/28	336	343
Philadelphia, City of
6.55%, 10/15/28	5,225	5,937
Sacramento, City of
6.42%, 08/01/23	1,065	1,103
Sales Tax Securitization Corporation
4.79%, 01/01/48	2,540	2,582
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	367
3.92%, 01/15/53	3,170	2,761
Utility Debt Securitization Authority
3.44%, 12/15/25	566	565
		66,766
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,438
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	4,267
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 1.03%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	272	271
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (e)	5,687	4,770
		16,746
Sovereign 0.1%
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,718
3.38%, 03/14/24 (f)	210	209
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,082
		8,009
Total Government And Agency Obligations (cost $2,138,055)		2,060,088

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 8.5%
Financials 3.7%
ACE Capital Trust II
9.70%, 04/01/30	525	667
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	8,865	7,548
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	3,833	3,294
2.53%, 11/18/27 (f)	12,127	9,970
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,592
3.85%, 04/12/23	3,000	3,001
Bank of America Corporation
3.00%, 12/20/23	820	817
4.20%, 08/26/24	4,600	4,608
1.73%, 07/22/27	7,535	6,715
3.97%, 02/07/30	2,065	1,940
3.19%, 07/23/30	2,210	1,981
2.30%, 07/21/32	4,630	3,742
Barclays PLC
3.93%, 05/07/25	6,380	6,282
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,253
BNP Paribas
3.38%, 01/09/25 (f) (g)	3,180	3,106
2.82%, 11/19/25 (f) (g)	3,570	3,407
BPCE
5.70%, 10/22/23 (f)	10,150	10,299
5.15%, 07/21/24 (f)	5,670	5,687
Capital One Financial Corporation
3.75%, 04/24/24	2,000	1,997
4.20%, 10/29/25	1,245	1,225
CNO Global Funding
2.65%, 01/06/29 (f)	11,400	9,958
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	5,949
Corebridge Financial, Inc.
3.90%, 04/05/32 (f)	8,405	7,542
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	1,954
3.25%, 10/04/24 (f) (g)	3,020	2,946
4.38%, 03/17/25 (f) (g)	5,055	4,968
Credit Suisse (USA), Inc.
3.63%, 09/09/24	325	319
Credit Suisse Group AG
2.96%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,505
2.59%, 09/11/25 (f) (g)	2,025	1,903
3.09%, 05/14/32 (f)	19,395	15,511
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (g)	2,690	2,610
Danske Bank A/S
3.88%, 09/12/23 (f)	2,910	2,898
5.38%, 01/12/24 (f)	2,265	2,288
1.62%, 09/11/26 (f)	8,775	7,847
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	4,909
Five Corners Funding Trust II
2.85%, 05/15/30 (f)	5,255	4,572
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	5,903
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,589
1.59%, 05/24/27	10,260	9,006
2.21%, 08/17/29 (g)	10,655	8,963
2.80%, 05/24/32	2,640	2,167
Intercontinental Exchange, Inc.
4.35%, 06/15/29	2,170	2,138
1.85%, 09/15/32	15,035	11,780
4.60%, 03/15/33	4,335	4,300
4.95%, 06/15/52	1,815	1,786
JPMorgan Chase & Co.
3.38%, 05/01/23	590	590
2.52%, 04/22/31	5,845	4,968
1.95%, 02/04/32	875	699
2.58%, 04/22/32	3,080	2,593
6.40%, 05/15/38	425	481
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	129
4.57%, 02/01/29 (f)	456	447
5.50%, 06/15/52 (f)	8,030	7,623
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	536
Morgan Stanley
3.70%, 10/23/24	7,950	7,934
2.51%, 10/20/32	26,465	21,914
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	407
S&P Global Inc.
2.70%, 03/01/29 (f)	3,740	3,405
2.90%, 03/01/32 (f)	3,760	3,350
Santander Holdings USA, Inc.
3.40%, 01/18/23	7,435	7,413
Standard Chartered PLC
0.99%, 01/12/25 (f)	5,480	5,179
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	660
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	6,875	6,897
1.43%, 03/09/27	17,135	15,235
3.80%, 03/15/30	290	268
2.62%, 04/22/32	3,260	2,705
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	832
U.S. Bancorp
2.49%, 11/03/36	5,488	4,480
UniCredit S.p.A.
1.98%, 06/03/27 (f)	4,230	3,659
Wells Fargo & Company
4.48%, 01/16/24	517	523
4.10%, 06/03/26	1,125	1,106
		316,475
Utilities 1.7%
American Transmission Systems, Incorporated
2.65%, 01/15/32 (f)	6,020	5,095
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	884
5.95%, 05/15/37	780	851
Boston Gas Company
3.15%, 08/01/27 (f)	960	893
CMS Energy Corporation
4.75%, 06/01/50	6,427	5,624
Commonwealth Edison Company
3.65%, 06/15/46	465	394
Consolidated Edison Company of New York, Inc.
3.20%, 12/01/51	13,060	9,925
4.50%, 05/15/58	1,720	1,564
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,613
Enel Finance International N.V.
2.25%, 07/12/31 (f)	2,900	2,281
5.00%, 06/15/32 (f)	18,625	18,003
Georgia Power Company
4.70%, 05/15/32	7,045	7,078
4.75%, 09/01/40	1,085	994
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	570
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,479
MidAmerican Energy Company
4.25%, 05/01/46	55	51
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	2,851	2,781
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,200	5,396
5.00%, 07/15/32	2,250	2,305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	355
Oncor Electric Delivery Company LLC
3.70%, 11/15/28	6,544	6,367
Pacific Gas And Electric Company
5.90%, 06/15/32	4,300	4,153
PECO Energy Company
2.85%, 09/15/51	2,000	1,470
Pennsylvania Electric Company
3.60%, 06/01/29 (f)	1,158	1,087
San Diego Gas & Electric Company
1.70%, 10/01/30	25,125	20,656
Sempra Energy
4.13%, 04/01/52	2,405	1,931
Southern California Edison Company
3.70%, 08/01/25	735	723
Southern California Gas Company
2.95%, 04/15/27	6,165	5,850
Texas Electric Market Stabilization Funding N LLC
4.26%, 08/01/34 (f)	8,015	7,916
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,131
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,842
The Southern Company
2.95%, 07/01/23	2,820	2,794
4.00%, 01/15/51	12,475	11,190
		145,246
Energy 0.6%
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (f)	6,455	5,510
Energy Transfer LP
7.60%, 02/01/24	1,030	1,078
4.95%, 06/15/28	2,925	2,884
Equinor ASA
3.00%, 04/06/27	11,800	11,358
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	19,525	16,595
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,673
3.45%, 10/15/27 (f)	465	427
Hess Corporation
7.30%, 08/15/31	7,695	8,629
5.60%, 02/15/41	4,305	4,197
Qatarenergy
3.13%, 07/12/41 (f)	3,745	2,940
		56,291
Health Care 0.6%
Aetna Inc.
2.80%, 06/15/23	3,340	3,305
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,284
Boston Scientific Corporation
2.65%, 06/01/30	15,155	13,224
Children's National Medical Center
2.93%, 07/15/50	3,145	2,238
CommonSpirit Health
4.20%, 08/01/23	5,150	5,202
4.35%, 11/01/42	1,575	1,417
4.19%, 10/01/49	2,854	2,420
3.91%, 10/01/50	420	338
CVS Health Corporation
4.88%, 07/20/35	1,135	1,124
Dignity Health
3.81%, 11/01/24	1,703	1,689
4.50%, 11/01/42	4,186	3,852
Mercy Health
3.56%, 08/01/27	4,070	3,920
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31	5,310	4,306
Sutter Health
2.29%, 08/15/30	1,555	1,336
The Toledo Hospital
5.33%, 11/15/28	4,045	3,784
5.75%, 11/15/38	1,475	1,505
UnitedHealth Group Incorporated
4.20%, 05/15/32	3,005	3,003
4.75%, 05/15/52	475	474
		55,421
Communication Services 0.6%
AT&T Inc.
2.55%, 12/01/33	3,819	3,097
4.30%, 12/15/42	835	725
3.65%, 06/01/51	344	269
3.85%, 06/01/60	606	468
Comcast Corporation
3.95%, 10/15/25	4,345	4,364
5.65%, 06/15/35	165	180
4.40%, 08/15/35	2,325	2,258
6.50%, 11/15/35	34	40
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,691
Discovery Communications, LLC
3.95%, 03/20/28	4,376	4,082
4.13%, 05/15/29	1,924	1,772
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	437
7.30%, 07/01/38	285	297
6.75%, 06/15/39	285	285
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	5,397	5,412
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	201
Verizon Communications Inc.
2.36%, 03/15/32	27,666	22,943
4.75%, 11/01/41	265	253
		48,774
Information Technology 0.4%
Broadcom Inc.
2.60%, 02/15/33 (f)	3,520	2,717
3.42%, 04/15/33 (f)	7,225	5,969
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (f)	12,320	9,116
Microchip Technology Incorporated
0.97%, 02/15/24 (b)	10,715	10,181
Oracle Corporation
3.65%, 03/25/41	2,860	2,133
3.95%, 03/25/51	9,740	7,160
		37,276
Industrials 0.3%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,166
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	9,725
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (f)	1,545	1,482
3.95%, 03/10/25 (f)	10,090	9,938
United Technologies Corporation
3.95%, 08/16/25	2,545	2,556
		27,867
Consumer Staples 0.3%
BAT Capital Corp.
3.56%, 08/15/27	16,355	14,962
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	3,532
CSL Finance PLC
4.25%, 04/27/32 (f)	6,135	5,999
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,453
		26,946
Consumer Discretionary 0.3%
ERAC USA Finance LLC
3.30%, 10/15/22 (f)	1,045	1,044
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	9,038

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,657
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,223
		21,962
Real Estate 0.0%
EPR Properties
4.75%, 12/15/26	1,245	1,162
Total Corporate Bonds And Notes (cost $803,937)		737,420
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.7%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	740	530
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	181	180
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	441	435
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.46%, 09/27/66	—	—
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	229	229
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	163	162
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-A5-MF3, REMIC, 2.57%, 10/16/54	6,610	5,692
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,126
Bayview Koitere Fund Trust
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,190	1,172
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	729	720
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 3.37%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	3,450	3,382
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 2.62%, (1 Month USD LIBOR + 1.30%), 10/16/23 (e)	7,510	7,021
BX Trust 2021-LGCY
Series 2021-A-LGCY, 1.06%, 10/15/36 (e)	17,700	16,690
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 1.97%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,565
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (h)	1,533	1,388
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	945	870
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,601	1,406
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	839	722
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	11,345	10,999
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	9	9
COLT 2021-5 Mortgage Loan Trust
Series 2021-A1-5, REMIC, 1.73%, 11/25/66 (e)	—	—
Domino's Pizza, Inc.
Series 2021-A2II-1A, 3.15%, 04/25/31	4,113	3,583
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,804	1,780
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	3,645	3,267
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,830
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,274
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,033
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	3,785
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,873	6,222
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	201	185
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	736	649
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (h)	1,331	1,161
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 2.02%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,435	1,376
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (h)	731	664
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	321	302
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	835	809
Mill City Mortgage Loan Trust
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	562	554
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,123
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,596
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,871
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,380
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,305
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,277	2,006
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	851
Series 2021-A-3-A, 2.51%, 11/15/43	605	495
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,577
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,442
Sofi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	1,443	1,412
Sonic Capital LLC
Series 2021-A2I-1A, 2.19%, 08/20/28	3,786	3,187
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 2.40%, (1 Month USD LIBOR + 1.08%), 11/15/23 (e)	8,820	8,312
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	830	767
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.99%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	276	275
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	3,398	2,924
Series 2021-A2II-1A, 2.29%, 02/25/29	3,109	2,581
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	135	134
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	534	524
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	1,253	1,223
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	422	380
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	3,673	3,583
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	4,904
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,830
Total Non-U.S. Government Agency Asset-Backed Securities (cost $159,291)		147,454
SHORT TERM INVESTMENTS 6.2%
Investment Companies 6.2%
JNL Government Money Market Fund, 1.02% (i) (j)	533,438	533,438
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 1.41% (i) (j)	53	53
Total Short Term Investments (cost $533,491)		533,491
Total Investments 105.4% (cost $8,192,413)		9,129,494
Other Derivative Instruments 0.0%		248
Other Assets and Liabilities, Net (5.4)%		(464,357)
Total Net Assets 100.0%		8,665,385

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $519,471.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $324,347 and 3.7% of the Fund.

(g) Convertible security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	473	October 2022	99,952	265	(615)
United States 5 Year Note	337	October 2022	38,003	160	(175)
				425	(790)
Short Contracts
United States 10 Year Ultra Bond	(128)	September 2022	(16,569)	(170)	265

JNL/WMC Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.38 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(33,645)	(10)	(7)	(303)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,291,399	359,642	—	5,651,041
Government And Agency Obligations	—	2,060,088	—	2,060,088
Corporate Bonds And Notes	—	737,420	—	737,420
Non-U.S. Government Agency Asset-Backed Securities	—	147,454	—	147,454
Short Term Investments	533,491	—	—	533,491
	5,824,890	3,304,604	—	9,129,494
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	265	—	—	265
	265	—	—	265
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(790)	—	—	(790)
Centrally Cleared Credit Default Swap Agreements	—	(303)	—	(303)
	(790)	(303)	—	(1,093)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 97.8%
Health Care 20.3%
Anthem, Inc.	36	17,393
AstraZeneca PLC - ADR	234	15,464
Baxter International Inc.	155	9,927
Becton, Dickinson and Company	46	11,436
Eli Lilly & Co.	96	31,028
Johnson & Johnson	225	39,999
Medtronic Public Limited Company	112	10,027
Merck & Co., Inc.	331	30,131
Pfizer Inc.	821	43,038
UnitedHealth Group Incorporated	40	20,551
		228,994
Financials 17.8%
BlackRock, Inc.	24	14,906
Chubb Limited	128	25,234
JPMorgan Chase & Co.	349	39,324
M&T Bank Corporation	81	12,885
MetLife, Inc.	385	24,142
Morgan Stanley	338	25,722
Progressive Corp.	136	15,840
Royal Bank of Canada	122	11,811
The Blackstone Group Inc. - Class A	78	7,076
The PNC Financial Services Group, Inc.	70	11,085
Truist Financial Corporation	276	13,088
		201,113
Consumer Staples 12.1%
Archer-Daniels-Midland Company	120	9,329
Kellogg Co.	121	8,639
Kimberly-Clark Corporation	89	11,966
Mondelez International, Inc. - Class A	414	25,687
PepsiCo, Inc.	62	10,317
Philip Morris International Inc.	215	21,271
Procter & Gamble Co.	163	23,391
The Coca-Cola Company	174	10,941
Unilever Plc - ADR	336	15,388
		136,929
Information Technology 10.3%
Analog Devices, Inc.	118	17,295
Broadcom Inc.	16	7,730
Cisco Systems, Inc.	592	25,235
Corning Incorporated	371	11,681
Fidelity National Information Services, Inc.	54	4,977
NXP Semiconductors N.V.	68	10,017
Qualcomm Incorporated	70	8,961
TE Connectivity Ltd. (a)	106	12,000
Texas Instruments Incorporated	121	18,555
		116,451
Industrials 9.6%
Canadian National Railway Company	110	12,339
Caterpillar Inc.	25	4,407
Eaton Corporation Public Limited Company	114	14,383
General Dynamics Corporation	84	18,622
Honeywell International Inc.	56	9,699
Johnson Controls International Public Limited Company	291	13,915
L3Harris Technologies, Inc.	55	13,347
Northrop Grumman Systems Corp.	19	9,179
Raytheon BBN Technologies Corp.	122	11,732
		107,623
Utilities 8.3%
American Electric Power Company, Inc.	201	19,259
Constellation Energy Group, Inc.	104	5,979
Dominion Energy, Inc.	170	13,579
DTE Energy Company	44	5,637
Duke Energy Corporation	116	12,482
Exelon Corporation	444	20,111
Sempra Energy	111	16,726
		93,773
Energy 7.8%
ConocoPhillips	332	29,821
Coterra Energy Inc	599	15,443
EOG Resources, Inc.	102	11,283
Phillips 66	84	6,860
Pioneer Natural Resources Co.	48	10,798
TC Energy Corporation (b)	270	13,979
		88,184
Consumer Discretionary 4.6%
Lowe`s Companies, Inc.	111	19,416
Starbucks Corporation	79	6,050
The Home Depot, Inc.	46	12,495
TJX Cos. Inc.	238	13,301
		51,262
Materials 3.2%
Celanese Corp. - Class A	56	6,624
LyondellBasell Industries N.V. - Class A	145	12,703
PPG Industries, Inc.	127	14,535
Rio Tinto PLC - ADR (b)	36	2,213
		36,075
Communication Services 2.9%
Comcast Corporation - Class A	545	21,379
Verizon Communications Inc.	220	11,158
		32,537
Real Estate 0.9%
Crown Castle International Corp.	58	9,740
Total Common Stocks (cost $1,124,450)		1,102,681
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	35	11,548
Total Preferred Stocks (cost $11,599)		11,548
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	17,146	17,146
Investment Companies 1.4%
JNL Government Money Market Fund, 1.02% (c) (d)	15,393	15,393
Total Short Term Investments (cost $32,539)		32,539
Total Investments 101.7% (cost $1,168,588)		1,146,768
Other Assets and Liabilities, Net (1.7)%		(19,407)
Total Net Assets 100.0%		1,127,361

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	13,486	12,000	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,102,681	—	—	1,102,681
Preferred Stocks	11,548	—	—	11,548
Short Term Investments	32,539	—	—	32,539
	1,146,768	—	—	1,146,768

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.8%
United States of America 59.7%
Agree Realty Corporation	125	9,025
American Campus Communities, Inc.	89	5,742
American Tower Corporation	101	25,855
AvalonBay Communities, Inc.	146	28,413
Boston Properties Inc.	165	14,657
Brixmor Property Group Inc.	907	18,331
Camden Property Trust	85	11,405
CBRE Group, Inc. - Class A (a)	47	3,424
Corporate Office Properties Trust	220	5,764
Douglas Emmett, Inc.	243	5,432
Equinix, Inc.	27	17,963
Host Hotels & Resorts, Inc.	443	6,948
Independence Realty Trust, Inc.	690	14,296
Kimco Realty Corporation	872	17,229
Life Storage Inc.	137	15,340
LTC Properties Inc.	200	7,662
Phillips Edison & Company, Inc. (b)	282	9,418
Playa Hotels & Resorts N.V. (a)	976	6,705
ProLogis Inc.	384	45,192
Public Storage	77	24,149
Rexford Industrial Realty, Inc.	307	17,674
Ryman Hospitality Properties, Inc. (a)	101	7,697
SBA Communications Corporation	29	9,242
Sun Communities Inc.	109	17,428
Switch Inc - Class A	162	5,427
UDR, Inc.	217	9,975
Ventas, Inc.	176	9,052
VICI Properties Inc.	651	19,404
W.P. Carey Inc.	269	22,314
Welltower Inc.	433	35,685
		446,848
Japan 12.1%
Comforia Residential REIT, Inc	3	7,222
Daiwa Office Investment Corporation	1	7,050
Hoshino Resorts REIT, Inc.	1	6,647
JTower Inc. (a) (b)	72	3,503
Mitsui Fudosan Co. Ltd.	1,334	28,656
Nomura Real Estate Holdings, Inc.	569	13,892
Oriental Land Co. Ltd.	78	10,947
Tokyo Tatemono Co. Ltd.	902	12,419
		90,336
Hong Kong 6.7%
CK Asset Holdings Limited	2,936	20,772
Hongkong Land Holdings Ltd.	3,977	19,980
Link Real Estate Investment Trust	1,107	9,037
		49,789
Singapore 4.7%
Ascott Residence Trust Management Limited (a)	10,472	8,592
Capitaland Investment Limited	5,893	16,221
Suntec Real Estate Investment Trust	9,087	10,593
		35,406
United Kingdom 3.4%
Safestore Holdings PLC	286	3,704
The British Land Company Public Limited Company	2,654	14,486
The Unite Group PLC	562	7,289
		25,479
Canada 2.7%
Boardwalk Real Estate Investment Trust	72	2,354
StorageVault Canada Inc. (b)	2,536	11,685
Tricon Residential Inc.	615	6,235
		20,274
Australia 2.2%
Goodman Funding Pty Ltd	716	8,787
Vicinity Centres RE Ltd	6,240	7,883
		16,670
Spain 2.1%
Cellnex Telecom, S.A. (c)	280	10,833
Merlin Properties, Socimi, S.A.	535	5,160
		15,993
France 1.9%
Klepierre (b)	725	13,920
Switzerland 1.4%
PSP Swiss Property AG - Class N	94	10,417
United Arab Emirates 1.0%
Emaar Properties PJSC	5,261	7,459
Sweden 0.5%
Catena AB	104	3,765
Cibus Nordic Real Estate AB (publ)	9	143
		3,908
China 0.4%
Huazhu Group Limited - ADR	71	2,702
Malta 0.0%
BGP Holdings PLC (a) (d)	5,552	4
Vietnam 0.0%
Vinhomes Joint Stock Company	—	—
Total Common Stocks (cost $792,884)		739,205
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 1.41% (e) (f)	11,022	11,022
Investment Companies 0.2%
JNL Government Money Market Fund, 1.02% (e) (f)	1,294	1,294
Total Short Term Investments (cost $12,316)		12,316
Total Investments 100.4% (cost $805,200)		751,521
Other Assets and Liabilities, Net (0.4)%		(3,026)
Total Net Assets 100.0%		748,495

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/16/21	15,458	10,833	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	446,848	—	—	446,848
Japan	—	90,336	—	90,336
Hong Kong	—	49,789	—	49,789
Singapore	—	35,406	—	35,406
United Kingdom	—	25,479	—	25,479
Canada	20,274	—	—	20,274
Australia	—	16,670	—	16,670
Spain	—	15,993	—	15,993
France	—	13,920	—	13,920
Switzerland	—	10,417	—	10,417
United Arab Emirates	—	7,459	—	7,459
Sweden	—	3,908	—	3,908
China	2,702	—	—	2,702
Malta	—	—	4	4
Short Term Investments	12,316	—	—	12,316
	482,140	269,377	4	751,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
REPURCHASE AGREEMENTS 50.5%
Repurchase Agreements (a)		1,536,300
Total Repurchase Agreements (cost $1,536,300)		1,536,300
GOVERNMENT AND AGENCY OBLIGATIONS 36.0%
U.S. Government Agency Obligations 15.4%
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.54%, (SOFR + 0.03%), 12/06/22 (b) (c)	43,075	43,075
1.55%, (SOFR + 0.04%), 07/12/23 (b) (c)	10,370	10,370
1.56%, (SOFR + 0.05%), 09/29/23 (b) (c)	12,380	12,380
Federal Farm Credit Banks Funding Corporation
1.55%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,700
1.53%, (SOFR + 0.02%), 10/27/22 (b) (c)	26,000	26,001
1.60%, (Fed Funds + 0.02%), 04/13/23 (b) (c)	14,500	14,500
Federal Home Loan Bank of New York
1.51%, (SOFR + 0.01%), 09/15/22 (b) (c)	78,000	78,000
FHLBanks Office of Finance
1.51%, (SOFR + 0.00%), 07/19/22 - 08/19/22 (b) (c)	88,000	88,000
1.52%, (SOFR + 0.01%), 07/26/22 - 10/27/22 (b) (c)	134,500	134,500
1.51%, (SOFR + 0.01%), 09/16/22 (b) (c)	45,350	45,350
		470,876
U.S. Treasury Bill 10.3%
Treasury, United States Department of
0.22%, 07/07/22 (d)	20,975	20,974
0.28%, 07/14/22 (d)	10,475	10,474
0.37%, 07/21/22 (d)	20,825	20,821
0.93%, 07/26/22 (d)	86,000	85,945
0.51%, 08/04/22 (d)	5,700	5,697
0.08%, 08/11/22 (d)	17,350	17,349
1.05%, 08/18/22 (d)	11,500	11,488
1.17%, 09/13/22 (d)	11,062	11,035
1.29%, 09/27/22 (d)	56,950	56,772
0.24%, 12/01/22 (d)	10,750	10,739
0.40%, 12/29/22 (d)	10,600	10,579
0.64%, 01/26/23 (d)	10,700	10,661
3.06%, 06/15/23 (d)	41,325	40,115
		312,649
Discount Notes 8.3%
FHLBanks Office of Finance
1.52%, 07/12/22 - 07/14/22 (c) (d)	195,425	195,326
1.67%, 08/12/22 (c) (d)	56,575	56,466
		251,792
U.S. Treasury Note 2.0%
Treasury, United States Department of
1.88%, 08/31/22	13,850	13,891
1.81%, (3 Month Treasury + 0.06%), 10/31/22 (b)	46,175	46,183
		60,074
Total Government And Agency Obligations (cost $1,095,391)		1,095,391
Total Investments 86.5% (cost $2,631,691)		2,631,691
Other Assets and Liabilities, Net 13.5%		411,460
Total Net Assets 100.0%		3,043,151

(a) For repurchase agreements held at June 30, 2022, see Repurchase Agreements in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.50%, due 02/15/45	13,426	11,424	1.47	06/30/22	07/01/22	11,200	11,200	11,200
BNP	Government National Mortgage Association, 2.00%-4.50%, due 09/20/43-01/20/51	17,035	15,453
	Federal National Mortgage Association, Inc., 2.00%-5.50%, due 12/01/32-06/01/52	130,365	126,382
	Federal Home Loan Mortgage Corporation, 2.50%-6.00%, due 11/1/2037-10/01/51	14,316	13,001
		161,716	154,836	1.50	06/30/22	07/01/22	151,806	151,800	151,800
BNP	Treasury, United States Department of, 0.00%-7.25%, due 07/31/22-08/15/46	134,322	129,948	1.45	06/30/22	07/01/22	127,405	127,400	127,400
BNS	Treasury, United States Department of, 0.00%-3.25%, due 07/14/22-08/15/46	170,505	157,393	1.50	06/30/22	07/01/22	154,306	154,300	154,300
BOA	Federal National Mortgage Association, Inc., 2.00%, due 02/01/51	87,296	75,786	1.55	06/30/22	07/01/22	74,303	74,300	74,300
DUB	Federal National Mortgage Association, Inc., 0.00%-7.25%, due 10/05/22-11/01/51	105,551	92,733
	Federal Home Loan Mortgage Corporation, 0.00%-6.75%, due 04/20/23-07/15/32	115,543	106,104
	Federal Farm Credit Banks Funding Corporation, 0.13%-5.48%, due 04/13/23-06/27/42	72,492	72,348
	Federal Home Loan Bank, 0.00%-5.38%, due 07/29/22-09/14/29	247,560	247,383
		541,146	518,568	1.50	06/30/22	07/01/22	508,421	508,400	508,400
GSC	Government National Mortgage Association, 2.50%-6.00%, due 03/15/26-03/20/52	228,366	223,584	1.50	06/30/22	07/01/22	219,209	219,200	219,200
JPM	Treasury, United States Department of, 2.38%, due 05/15/51	225,008	191,658	1.48	06/30/22	07/01/22	187,908	187,900	187,900
RBC	Treasury, United States Department of, 0.00%-2.00%, due 12/29/22-11/15/41	117,602	102,889
	Federal National Mortgage Association, Inc., 3.50%-4.50%, due 08/01/42-06/01/52	939	947
		118,541	103,836	1.53	06/30/22	07/01/22	101,804	101,800	101,800
									1,536,300

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,095,391	—	1,095,391
Repurchase Agreements	—	1,536,300	—	1,536,300
	—	2,631,691	—	2,631,691

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.6%
Health Care 18.7%
Anthem, Inc.	66	31,961
AstraZeneca PLC - ADR	305	20,168
Becton, Dickinson and Company	88	21,615
Boston Scientific Corporation (a)	469	17,477
Centene Corporation (a)	298	25,235
Eli Lilly & Co.	95	30,940
Medtronic Public Limited Company	243	21,763
Merck & Co., Inc.	299	27,229
Pfizer Inc.	942	49,391
UnitedHealth Group Incorporated	49	25,090
		270,869
Financials 17.8%
Ares Management Corporation - Class A	344	19,532
Chubb Limited	127	24,917
JPMorgan Chase & Co.	367	41,370
LPL Financial Holdings Inc.	112	20,666
M&T Bank Corporation	171	27,221
MetLife, Inc.	494	30,996
Morgan Stanley	377	28,704
Progressive Corp.	143	16,593
The Blackstone Group Inc. - Class A	142	12,961
The PNC Financial Services Group, Inc.	114	18,059
Truist Financial Corporation	370	17,527
		258,546
Industrials 12.0%
Fortune Brands Home & Security, Inc.	171	10,242
General Dynamics Corporation	93	20,503
Hubbell Inc.	97	17,358
Johnson Controls International Public Limited Company	437	20,914
Knight-Swift Transportation Holdings Inc. - Class A	326	15,100
L3Harris Technologies, Inc.	105	25,261
Middleby Corp. (a)	133	16,731
Northrop Grumman Systems Corp.	45	21,558
Raytheon BBN Technologies Corp.	271	26,048
		173,715
Information Technology 11.6%
Amdocs Limited	212	17,637
Analog Devices, Inc.	181	26,412
Cisco Systems, Inc.	779	33,229
Corning Incorporated	741	23,362
F5 Networks, Inc. (a)	108	16,536
Global Payments Inc.	154	17,062
Micron Technology, Inc.	302	16,697
Qualcomm Incorporated	133	17,014
		167,949
Communication Services 9.4%
Alphabet Inc. - Class C (a)	16	33,973
Comcast Corporation - Class A	812	31,880
Electronic Arts Inc.	190	23,124
Facebook, Inc. - Class A (a)	216	34,811
Omnicom Group Inc.	208	13,223
		137,011
Utilities 5.9%
Dominion Energy, Inc.	260	20,746
Duke Energy Corporation	210	22,498
Exelon Corporation	454	20,562
Sempra Energy	143	21,515
		85,321
Consumer Discretionary 5.7%
Gentex Corp.	684	19,143
Lennar Corporation - Class A	195	13,773
The Home Depot, Inc.	93	25,413
TJX Cos. Inc.	271	15,123
Victoria's Secret & Co. (a)	355	9,918
		83,370
Energy 5.6%
ConocoPhillips	314	28,190
Coterra Energy Inc	547	14,111
Phillips 66	245	20,067
Pioneer Natural Resources Co.	84	18,716
		81,084
Real Estate 4.9%
CBRE Group, Inc. - Class A (a)	215	15,860
Gaming and Leisure Properties, Inc.	488	22,356
Host Hotels & Resorts, Inc.	938	14,712
Welltower Inc.	226	18,607
		71,535
Consumer Staples 4.0%
Keurig Dr Pepper Inc.	535	18,926
Mondelez International, Inc. - Class A	369	22,921
Unilever Plc - ADR (b)	364	16,664
		58,511
Materials 2.0%
Axalta Coating Systems Ltd. (a)	653	14,443
Sealed Air Corporation	248	14,319
		28,762
Total Common Stocks (cost $1,253,798)		1,416,673
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	47	15,822
Total Preferred Stocks (cost $13,173)		15,822
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund, 1.02% (c) (d)	17,315	17,315
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 1.41% (c) (d)	3	3
Total Short Term Investments (cost $17,318)		17,318
Total Investments 99.9% (cost $1,284,289)		1,449,813
Other Assets and Liabilities, Net 0.1%		1,281
Total Net Assets 100.0%		1,451,094

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,416,673	—	—	1,416,673
Preferred Stocks	15,822	—	—	15,822
Short Term Investments	17,318	—	—	17,318
	1,449,813	—	—	1,449,813

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2022. The following table details the investments held during the period ended June 30, 2022.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	—	19,714	15,486	1	4,228	1.4
JNL iShares Tactical Moderate Fund	258	15,701	14,155	—	1,804	0.9
JNL iShares Tactical Moderate Growth Fund	273	20,508	17,074	—	3,707	1.2
JNL/Vanguard Growth ETF Allocation Fund	1,273	34,225	34,989	—	509	—
JNL/Vanguard Moderate ETF Allocation Fund	932	32,724	33,493	—	163	—
JNL/Vanguard Moderate Growth ETF Allocation Fund	459	35,384	35,330	—	513	0.1
JNL Bond Index Fund	172,796	225,730	296,172	50	102,354	9.3
JNL Emerging Markets Index Fund	10,214	45,656	51,485	2	4,385	0.5
JNL International Index Fund	9,154	76,010	78,384	2	6,780	0.3
JNL Mid Cap Index Fund	49,679	152,014	186,862	9	14,831	0.5
JNL Small Cap Index Fund	8,884	148,315	147,042	4	10,157	0.4
JNL Multi-Manager Alternative Fund	228,838	737,211	739,724	96	226,325	19.5
JNL Multi-Manager Emerging Markets Equity Fund	44,198	162,442	189,363	10	17,277	1.7
JNL Multi-Manager International Small Cap Fund	17,033	71,254	86,076	2	2,211	0.4
JNL Multi-Manager Mid Cap Fund	52,860	396,411	393,560	27	55,711	3.8
JNL Multi-Manager Small Cap Growth Fund	77,799	763,619	772,665	33	68,753	3.3
JNL Multi-Manager Small Cap Value Fund	46,869	204,302	223,527	16	27,644	1.8
JNL S&P 500 Index Fund	5,381	35,701	35,330	2	5,752	2.2
JNL/AB Sustainable Global Thematic Fund	—	11,489	10,873	—	616	6.1
JNL/AQR Large Cap Defensive Style Fund	18,445	36,192	29,966	11	24,671	6.6
JNL/Baillie Gifford International Growth Fund	14,155	65,862	77,438	2	2,579	0.3
JNL/Baillie Gifford U.S. Equity Growth Fund	1,678	14,676	15,649	—	705	1.0
JNL/BlackRock Global Allocation Fund	527,000	884,220	675,124	354	736,096	23.3
JNL/BlackRock Global Natural Resources Fund	14,866	681,996	667,427	25	29,435	2.0
JNL/BlackRock Large Cap Select Growth Fund	4,752	1,051,307	1,006,702	43	49,357	1.4
JNL/Causeway International Value Select Fund	27,529	512,987	521,592	14	18,924	1.3
JNL/ClearBridge Large Cap Growth Fund	15,436	204,508	190,336	14	29,608	2.7
JNL/DFA International Core Equity Fund	4,078	40,860	43,355	1	1,583	0.8
JNL/DFA U.S. Core Equity Fund	2,782	107,519	107,496	1	2,805	0.2
JNL/DFA U.S. Small Cap Fund	1,241	54,757	54,062	1	1,936	0.4
JNL/DoubleLine Core Fixed Income Fund	81,004	808,628	811,372	37	78,260	2.7
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,500	185,697	186,503	1	4,694	0.7
JNL/DoubleLine Shiller Enhanced CAPE Fund	166,413	532,657	699,070	8	—	—
JNL/DoubleLine Total Return Fund	39,575	506,345	431,988	49	113,932	4.9
JNL/Fidelity Institutional Asset Management Total Bond Fund	89,435	434,414	406,315	55	117,534	8.9
JNL/First Sentier Global Infrastructure Fund	8,039	168,263	154,860	15	21,442	2.1
JNL/Franklin Templeton Income Fund	46,291	354,998	385,410	10	15,879	1.0
JNL/Goldman Sachs 4 Fund	25,581	446,823	452,147	8	20,257	0.4
JNL/GQG Emerging Markets Equity Fund	23,144	244,459	223,119	16	44,484	6.3
JNL/Harris Oakmark Global Equity Fund	12,505	136,127	132,394	6	16,238	2.2
JNL/Heitman U.S. Focused Real Estate Fund	11,872	50,893	62,226	—	539	0.2
JNL/Invesco Diversified Dividend Fund	29,506	227,558	219,540	18	37,524	3.8
JNL/Invesco Global Growth Fund	13,238	91,923	98,925	2	6,236	0.4
JNL/Invesco Small Cap Growth Fund	50,219	275,011	263,135	28	62,095	4.0
JNL/JPMorgan Global Allocation Fund	28,433	402,770	352,756	25	78,447	7.3
JNL/JPMorgan Hedged Equity Fund	40,380	122,335	157,928	4	4,787	0.7
JNL/JPMorgan MidCap Growth Fund	48,558	364,583	331,142	37	81,999	3.1
JNL/JPMorgan U.S. Government & Quality Bond Fund	60,287	323,896	324,755	27	59,428	4.0
JNL/JPMorgan U.S. Value Fund	15,777	186,250	160,984	18	41,043	2.7
JNL/Lazard International Strategic Equity Fund	20,922	231,629	237,313	6	15,238	3.0
JNL/Loomis Sayles Global Growth Fund	6,366	73,149	71,513	4	8,002	1.4
JNL/Lord Abbett Short Duration Income Fund	15,341	482,203	493,192	8	4,352	0.5
JNL/Mellon Communication Services Sector Fund	2,167	22,830	23,649	1	1,348	0.7
JNL/Mellon Consumer Discretionary Sector Fund	2,789	108,595	107,608	1	3,776	0.3
JNL/Mellon Consumer Staples Sector Fund	2,637	142,735	141,376	2	3,996	0.9
JNL/Mellon Dow Index Fund	25,829	89,775	110,139	2	5,465	0.5
JNL/Mellon Energy Sector Fund	2,484	642,495	644,173	6	806	—
JNL/Mellon Financial Sector Fund	18,509	254,430	266,533	2	6,406	0.5
JNL/Mellon Healthcare Sector Fund	7,079	243,005	244,225	4	5,859	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Industrials Sector Fund	1,133	30,831	30,909	1	1,055	0.6
JNL/Mellon Information Technology Sector Fund	10,339	249,697	258,446	1	1,590	—
JNL/Mellon Materials Sector Fund	1,494	78,326	76,615	1	3,205	1.4
JNL/Mellon Nasdaq 100 Index Fund	55,759	338,851	385,862	8	8,748	0.2
JNL/Mellon Real Estate Sector Fund	2,972	59,007	61,532	—	447	0.2
JNL/Mellon S&P 500 Index Fund	57,987	532,876	508,709	36	82,154	0.8
JNL/Mellon U.S. Stock Market Index Fund	25,272	430,567	439,666	9	16,173	0.3
JNL/Mellon Utilities Sector Fund	1,822	166,590	164,254	2	4,158	0.8
JNL/Mellon World Index Fund	4,564	25,908	25,001	2	5,471	1.6
JNL/MFS Mid Cap Value Fund	33,293	216,752	228,142	13	21,903	1.1
JNL/Morningstar PitchBook Listed Private Equity Index Fund	74	1,103	1,177	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	1,965	55,090	57,055	—	—	—
JNL/Morningstar Wide Moat Index Fund	3,792	93,558	90,622	2	6,728	0.8
JNL/Neuberger Berman Commodity Strategy Fund	8,319	366,954	313,811	51	61,462	16.2
JNL/Neuberger Berman Gold Plus Strategy Fund	—	16,041	12,535	1	3,506	25.4
JNL/Neuberger Berman Strategic Income Fund	72,438	171,301	241,147	2	2,592	0.4
JNL/Newton Equity Income Fund	20,217	476,020	464,056	22	32,181	3.0
JNL/PPM America Floating Rate Income Fund	56,637	311,766	263,600	49	104,803	8.3
JNL/PPM America High Yield Bond Fund	42,829	288,119	290,893	16	40,055	2.8
JNL/PPM America Total Return Fund	41,043	313,683	307,858	20	46,868	3.2
JNL/RAFI Fundamental U.S. Small Cap Fund	8,434	31,158	38,290	1	1,302	0.3
JNL/RAFI Multi-Factor U.S. Equity Fund	6,578	98,657	102,693	1	2,542	0.1
JNL/T. Rowe Price Balanced Fund	—	6,432	6,432	—	—	—
JNL/T. Rowe Price Capital Appreciation Fund	18,681	400,794	419,475	1	—	—
JNL/T. Rowe Price Established Growth Fund	2,000	45,937	47,937	—	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,776	70,571	72,198	1	149	—
JNL/T. Rowe Price Short-Term Bond Fund	7,609	122,556	128,483	2	1,682	0.1
JNL/T. Rowe Price U.S. High Yield Fund	—	34,909	31,028	1	3,881	0.7
JNL/T. Rowe Price Value Fund	569	97,832	98,308	1	93	—
JNL/WCM China Quality Growth Fund	—	6,012	5,633	—	379	6.4
JNL/WCM Focused International Equity Fund	69,429	242,034	255,642	20	55,821	4.0
JNL/Westchester Capital Event Driven Fund	5,146	60,526	62,970	1	2,702	2.0
JNL/Western Asset Global Multi-Sector Bond Fund	44,483	465,298	483,639	14	26,142	6.1
JNL/William Blair International Leaders Fund	26,623	214,758	222,416	9	18,965	2.3
JNL/WMC Balanced Fund	652,018	974,840	1,093,420	259	533,438	6.2
JNL/WMC Equity Income Fund	6,219	541,645	532,471	30	15,393	1.4
JNL/WMC Global Real Estate Fund	4,658	131,065	134,429	2	1,294	0.2
JNL/WMC Value Fund	14,923	188,770	186,378	9	17,315	1.2

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	14,352	41,668	52,368	10	3,652	0.4
JNL/T. Rowe Price Balanced Fund	29,664	36,495	58,011	35	8,148	1.8
JNL/T. Rowe Price Capital Appreciation Fund	1,520,019	1,949,377	3,128,971	1,128	340,425	3.2
JNL/T. Rowe Price Established Growth Fund	207,379	865,539	973,590	267	99,328	1.3
JNL/T. Rowe Price Mid-Cap Growth Fund	238,943	334,067	346,263	458	226,747	4.6
JNL/T. Rowe Price Short-Term Bond Fund	21,546	485,027	470,311	61	36,261	2.1
JNL/T. Rowe Price U.S. High Yield Fund	14,839	172,661	186,149	28	1,350	0.3
JNL/T. Rowe Price Value Fund	18,536	1,374,456	1,264,103	296	128,889	2.7

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2022.

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	32,776	533,327	532,350	71	33,753	11.5
JNL iShares Tactical Moderate Fund	32,722	379,743	358,461	70	54,004	28.2
JNL iShares Tactical Moderate Growth Fund	40,348	591,496	589,495	92	42,349	13.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Vanguard Growth ETF Allocation Fund	346,314	2,659,756	2,650,433	359	355,637	18.1
JNL/Vanguard Moderate ETF Allocation Fund	104,451	1,186,915	1,168,697	167	122,669	23.9
JNL/Vanguard Moderate Growth ETF Allocation Fund	210,747	1,669,418	1,668,716	205	211,449	24.3
JNL Bond Index Fund	3,452	26,968	27,143	6	3,277	0.3
JNL Emerging Markets Index Fund	3,198	37,726	34,099	12	6,825	0.8
JNL International Index Fund	3,211	180,261	170,431	49	13,041	0.6
JNL Mid Cap Index Fund	11,790	108,875	118,307	11	2,358	0.1
JNL Multi-Manager Alternative Fund	78	5,375	3,277	2	2,176	0.2
JNL Multi-Manager Emerging Markets Equity Fund	1,435	43,511	42,740	4	2,206	0.2
JNL Multi-Manager International Small Cap Fund	4,974	30,022	29,934	9	5,062	0.9
JNL Multi-Manager Mid Cap Fund	3,487	70,991	59,602	17	14,876	1.0
JNL Multi-Manager Small Cap Growth Fund	32,050	205,807	198,096	60	39,761	1.9
JNL Multi-Manager Small Cap Value Fund	10,564	125,247	115,405	32	20,406	1.3
JNL S&P 500 Index Fund	102	4,534	4,632	—	4	—
JNL Small Cap Index Fund	19,907	136,641	137,400	29	19,148	0.8
JNL/AB Sustainable Global Thematic Fund	—	137	137	—	—	—
JNL/AQR Large Cap Defensive Style Fund	71	4,643	4,714	—	—	—
JNL/Baillie Gifford International Growth Fund	—	38,438	35,731	4	2,707	0.4
JNL/Baillie Gifford U.S. Equity Growth Fund	1,563	24,563	22,838	3	3,288	4.7
JNL/BlackRock Global Allocation Fund	56,501	336,452	359,638	68	33,315	1.1
JNL/BlackRock Global Natural Resources Fund	1,477	407,976	378,444	55	31,009	2.1
JNL/BlackRock Large Cap Select Growth Fund	—	178,862	174,208	23	4,654	0.1
JNL/Causeway International Value Select Fund	40,806	216,109	256,915	35	—	—
JNL/ClearBridge Large Cap Growth Fund	16,719	72,360	89,079	5	—	—
JNL/DFA International Core Equity Fund	1,630	20,700	18,927	5	3,403	1.8
JNL/DFA U.S. Core Equity Fund	992	17,852	16,961	3	1,883	0.2
JNL/DFA U.S. Small Cap Fund	2,801	22,494	23,521	5	1,774	0.4
JNL/DoubleLine Core Fixed Income Fund	9,546	974,665	974,384	93	9,827	0.3
JNL/DoubleLine Emerging Markets Fixed Income Fund	11,100	85,571	89,073	13	7,598	1.2
JNL/DoubleLine Total Return Fund	—	31,703	31,703	1	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	3,874	162,815	158,880	14	7,809	0.6
JNL/First Sentier Global Infrastructure Fund	15,990	214,252	217,364	41	12,878	1.3
JNL/Franklin Templeton Income Fund	28,022	168,238	150,921	62	45,339	2.8
JNL/Goldman Sachs 4 Fund	23,015	147,088	170,103	15	—	—
JNL/GQG Emerging Markets Equity Fund	—	58,467	58,467	11	—	—
JNL/Harris Oakmark Global Equity Fund	—	36,591	36,591	8	—	—
JNL/Heitman U.S. Focused Real Estate Fund	427	18,959	19,288	3	98	—
JNL/Invesco Global Growth Fund	—	27,264	22,587	5	4,677	0.3
JNL/Invesco Small Cap Growth Fund	11,063	122,888	121,080	15	12,871	0.8
JNL/JPMorgan Global Allocation Fund	10,813	54,137	61,949	12	3,001	0.2
JNL/JPMorgan MidCap Growth Fund	1,478	79,958	81,436	6	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	—	9,620	9,620	1	—	—
JNL/Lazard International Strategic Equity Fund	—	64,896	63,824	10	1,072	0.2
JNL/Lord Abbett Short Duration Income Fund	31,236	85,458	113,692	12	3,002	0.3
JNL/Mellon Communication Services Sector Fund	2,781	12,282	14,266	2	797	0.4
JNL/Mellon Consumer Discretionary Sector Fund	17,459	72,248	78,524	23	11,183	0.9
JNL/Mellon Consumer Staples Sector Fund	1,138	4,949	5,211	1	876	0.2
JNL/Mellon Energy Sector Fund	—	44,033	43,971	4	62	—
JNL/Mellon Financial Sector Fund	1,111	18,926	18,255	4	1,782	0.1
JNL/Mellon Healthcare Sector Fund	6,187	46,641	45,328	7	7,500	0.2
JNL/Mellon Industrials Sector Fund	1,264	7,982	8,823	1	423	0.3
JNL/Mellon Information Technology Sector Fund	12,397	47,220	53,998	13	5,619	0.1
JNL/Mellon Materials Sector Fund	704	6,709	7,171	1	242	0.1
JNL/Mellon Nasdaq 100 Index Fund	5,137	100,418	85,083	34	20,472	0.4
JNL/Mellon Real Estate Sector Fund	903	11,942	11,662	1	1,183	0.6
JNL/Mellon S&P 500 Index Fund	154,153	1,459,134	1,485,527	175	127,760	1.2
JNL/Mellon U.S. Stock Market Index Fund	17,514	85,484	91,057	27	11,941	0.2
JNL/Mellon Utilities Sector Fund	—	9,776	9,526	1	250	—
JNL/Mellon World Index Fund	1,124	17,275	17,811	3	588	0.2
JNL/MFS Mid Cap Value Fund	19,216	8,182	26,086	1	1,312	0.1
JNL/Morningstar PitchBook Listed Private Equity Index Fund	1	376	322	—	55	0.8
JNL/Morningstar U.S. Sustainability Index Fund	422	5,036	5,251	—	207	0.1
JNL/Morningstar Wide Moat Index Fund	—	4,086	4,086	—	—	—
JNL/Neuberger Berman Strategic Income Fund	12,236	47,350	41,703	36	17,883	2.5
JNL/Newton Equity Income Fund	82	68,237	65,524	2	2,795	0.3
JNL/PIMCO Income Fund	4,940	47,177	43,427	9	8,690	0.6
JNL/PIMCO Investment Grade Credit Bond Fund	3,220	45,736	38,693	11	10,263	0.8
JNL/PIMCO Real Return Fund	—	2,221	2,221	—	—	—
JNL/PPM America High Yield Bond Fund	33,094	137,682	120,887	93	49,889	3.5
JNL/PPM America Total Return Fund	5,088	154,387	152,696	21	6,779	0.5
JNL/RAFI Fundamental U.S. Small Cap Fund	1,486	23,419	23,121	3	1,784	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/RAFI Multi-Factor U.S. Equity Fund	8,759	54,774	60,672	6	2,861	0.1
JNL/T. Rowe Price Balanced Fund	4,991	29,121	30,831	9	3,281	0.7
JNL/T. Rowe Price Capital Appreciation Fund	8,048	247,484	216,171	82	39,361	0.4
JNL/T. Rowe Price Established Growth Fund	—	129,398	117,953	15	11,445	0.1
JNL/T. Rowe Price Mid-Cap Growth Fund	36,864	159,776	174,803	36	21,837	0.4
JNL/T. Rowe Price Short-Term Bond Fund	19,376	582,506	447,549	100	154,333	9.0
JNL/T. Rowe Price U.S. High Yield Fund	53,550	121,336	129,619	81	45,267	8.5
JNL/T. Rowe Price Value Fund	21,957	115,427	137,384	38	—	—
JNL/WCM Focused International Equity Fund	—	177,653	139,143	25	38,510	2.7
JNL/Western Asset Global Multi-Sector Bond Fund	1,159	6,388	7,362	—	185	—
JNL/William Blair International Leaders Fund	—	11,242	11,242	—	—	—
JNL/WMC Balanced Fund	21,553	528,749	550,249	76	53	—
JNL/WMC Equity Income Fund	8,156	31,006	22,016	4	17,146	1.5
JNL/WMC Global Real Estate Fund	429	76,982	66,389	13	11,022	1.5
JNL/WMC Value Fund	—	32,281	32,278	—	3	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	INR - Indian Rupee	RUB - Russian Ruble
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	GBP - British Pound	KRW - South Korean Won	SGD - Singapore Dollar
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNY - Chinese Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ITRAXX - Group of international credit derivative indices monitored by the
ADR - American Depositary Receipt	International Index Company
ADS - American Depositary Share	LIBOR - London Interbank Offered Rate
ASX - Australian Securities Exchange	LLC - Limited Liability Companies
BADLAR - Argentina Deposit Rates	MBS - Mortgage-Backed Security
BRAZIBOR - Brazil Interbank Offred Rate	MCDX - Municipal Bond Credit Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MEXIBOR - Mexico Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MICEX - Moscow Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MPOR - Moscow Prime Offered Rate
CDI - CHESS Depositary Interests	MSCI - Morgan Stanley Capital International
CDX.EM - Credit Default Swap Index - Emerging Markets	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NVDR - Non-Voting Depository Receipt
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OAT - Obligations Assimilables du Tresor
CLO - Collateralized Loan Obligation	OBFR - Overnight Bank Funding Rate
CMBX.NA - Commercial Mortgage-backed Securities Index North America	PJSC - Private Joint Stock Co.
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PLC//Plc - Public Limited Company
DAX - Deutscher Aktienindex	RBOB - Reformulated Blendstock for Oxygenate Blending
DIP - Debtor-in-possession	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation Protected Securities
term of 8.5 to 10.5 years	TONAR - Tokyo Overnight Average Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	ULC - Unlimited Liability Companies
term of 1.75 to 2.25 years	ULSD - Ultra-Low Sulfur Diesel
FTSE - Financial Times ad the London Stock Exchange	US/U.S. - United States
GDR - Global Depositary Receipt	WTI - West Texas Intermediate
HIBOR - Hong Kong Interbank Offered Rate

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	SCB - Standard Chartered Bank
BMO - BMO Capital Markets Corp.	GSC - Goldman Sachs & Co.	SIC - Standard Investment Chartered Inc.
BNP - BNP Paribas Securities	GSI - Goldman Sachs International	SIG - Susquehanna Investment Group
BOA - Bancamerica Securities/Bank of America NA	HSB - HSBC Securities Inc.	SSB - State Street Brokerage Services, Inc.
BPC – BroadPoint Capital, Inc.	JPM - J.P. Morgan Securities Inc.	TDB - Toronto-Dominion Bank
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	UBS - UBS Securities, LLC
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	WFI – Wells Fargo Investments, LLC
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.
CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$120,596	$—	$—	$—	$—	$—
Investments - affiliated, at value	2,446,421	—	314,298	385,257	710,809	613,464	3,201,647
Cash	2	—	—	—	—	—	—
Receivable from:
Investment securities sold	879	—	—	291	227	—	—
Fund shares sold	2,751	783	962	160	1,616	910	5,324
Dividends and interest	22	—	—	—	—	—	—
Adviser	618	20	65	137	241	243	1,226
Other assets	13	1	2	2	4	4	19
Total assets	2,450,706	121,400	315,327	385,847	712,897	614,621	3,208,216
Liabilities
Payable for:
Investment securities purchased	—	639	141	—	—	453	718
Fund shares redeemed	3,621	144	821	450	1,841	454	4,595
Advisory fees	1,050	40	137	191	391	344	1,673
Administrative fees	206	10	26	32	60	53	267
12b-1 fees (Class A)	120	6	15	19	35	31	159
Board of trustee fees	107	2	9	27	30	38	139
Other expenses	13	—	1	2	6	5	22
Total liabilities	5,117	841	1,150	721	2,363	1,378	7,573
Net assets	$2,445,589	$120,559	$314,177	$385,126	$710,534	$613,243	$3,200,643
Net assets consist of:
Paid-in capital(b)	$2,717,546	$131,416	$313,726	$471,563	$829,502	$881,228	$3,976,022
Total distributable earnings (loss)(b)	(271,957)	(10,857)	451	(86,437)	(118,968)	(267,985)	(775,379)
Net assets	$2,445,589	$120,559	$314,177	$385,126	$710,534	$613,243	$3,200,643
Net assets - Class A	$2,402,468	$117,771	$307,123	$380,752	$692,896	$603,994	$3,138,936
Shares outstanding - Class A	178,994	12,981	25,907	38,765	36,556	38,974	87,472
Net asset value per share - Class A	$13.42	$9.07	$11.85	$9.82	$18.95	$15.50	$35.89
Net assets - Class I	$43,121	$2,788	$7,054	$4,374	$17,638	$9,249	$61,707
Shares outstanding - Class I	3,070	306	588	437	918	582	1,694
Net asset value per share - Class I	$14.05	$9.11	$12.00	$10.01	$19.21	$15.88	$36.42
Investments - unaffiliated, at cost	$—	$131,453	$—	$—	$—	$—	$—
Investments - affiliated, at cost	2,718,380	—	313,847	471,694	829,777	881,449	3,977,026

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$8,353,305	$1,389,920	$1,321,548	$3,408,022	$1,098,740	$872,136	$2,065,835
Cash	—	—	—	—	—	1	—
Receivable from:
Investment securities sold	1,658	—	458	1,478	1,936	180	793
Fund shares sold	8,858	1,613	1,143	2,468	1,337	1,312	1,996
Dividends and interest	—	—	—	—	—	4	—
Adviser	2,130	598	731	862	64	108	168
Other assets	49	8	8	20	—	—	—
Total assets	8,366,000	1,392,139	1,323,888	3,412,850	1,102,077	873,741	2,068,792
Liabilities
Payable for:
Investment securities purchased	—	89	—	—	—	—	—
Fund shares redeemed	10,487	1,519	1,598	3,935	3,273	1,490	2,783
Advisory fees	3,869	879	1,053	1,617	146	199	274
Administrative fees	617	120	112	279	90	111	265
12b-1 fees (Class A)	415	69	65	169	53	43	101
Board of trustee fees	391	78	73	170	—	—	—
Other expenses	48	9	9	18	1	8	6
Total liabilities	15,827	2,763	2,910	6,188	3,563	1,851	3,429
Net assets	$8,350,173	$1,389,376	$1,320,978	$3,406,662	$1,098,514	$871,890	$2,065,363
Net assets consist of:
Paid-in capital(b)	$8,399,226	$1,769,516	$1,432,988	$3,760,139	$1,216,206	$1,125,946	$2,126,559
Total distributable earnings (loss)(b)	(49,053)	(380,140)	(112,010)	(353,477)	(117,692)	(254,056)	(61,196)
Net assets	$8,350,173	$1,389,376	$1,320,978	$3,406,662	$1,098,514	$871,890	$2,065,363
Net assets - Class A	$8,246,669	$1,374,612	$1,297,080	$3,369,806	$1,077,211	$855,299	$2,018,143
Shares outstanding - Class A	269,548	103,101	92,212	115,468	95,363	82,502	159,206
Net asset value per share - Class A	$30.59	$13.33	$14.07	$29.18	$11.30	$10.37	$12.68
Net assets - Class I	$103,504	$14,764	$23,898	$36,856	$21,303	$16,591	$47,220
Shares outstanding - Class I	3,302	1,083	1,664	1,233	1,802	1,582	3,537
Net asset value per share - Class I	$31.35	$13.63	$14.36	$29.90	$11.83	$10.49	$13.35
Investments - affiliated, at cost	$8,402,358	$1,770,060	$1,433,558	$3,761,499	$1,216,432	$1,126,191	$2,482,532

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$2,945,751	$2,321,317	$1,361,390	$644,290	$2,974,452	$2,220,779	$3,964,781
Foreign currency	—	—	—	—	103	—	—
Receivable from:
Investment securities sold	286	399	304	—	1,535	860	1,287
Fund shares sold	3,044	2,706	856	1,745	1,225	1,196	274
Dividends and interest	—	—	—	6	208	—	—
Adviser	203	159	—	—	—	—	—
Other assets	—	5	9	4	17	13	23
Total assets	2,949,284	2,324,586	1,362,559	646,045	2,977,540	2,222,848	3,966,365
Liabilities
Cash overdraft	—	—	—	—	73	—	—
Payable for:
Investment securities purchased	—	—	—	905	—	—	—
Fund shares redeemed	3,328	3,103	1,156	833	2,750	2,049	1,547
Advisory fees	355	284	113	64	221	170	284
Administrative fees	253	198	58	27	125	94	163
12b-1 fees (Class A)	146	114	68	32	144	110	198
Board of trustee fees	—	—	79	24	206	180	321
Other expenses	2	2	9	9	19	13	23
Total liabilities	4,084	3,701	1,483	1,894	3,538	2,616	2,536
Net assets	$2,945,200	$2,320,885	$1,361,076	$644,151	$2,974,002	$2,220,232	$3,963,829
Net assets consist of:
Paid-in capital(b)	$3,504,214	$2,737,068	$1,292,918	$683,881	$2,970,099	$2,178,125	$3,739,735
Total distributable earnings (loss)(b)	(559,014)	(416,183)	68,158	(39,730)	3,903	42,107	224,094
Net assets	$2,945,200	$2,320,885	$1,361,076	$644,151	$2,974,002	$2,220,232	$3,963,829
Net assets - Class A	$2,885,220	$2,270,088	$1,348,150	$637,424	$2,955,468	$2,210,233	$3,952,988
Shares outstanding - Class A	113,999	102,991	87,474	50,756	186,193	150,513	250,039
Net asset value per share - Class A	$25.31	$22.04	$15.41	$12.56	$15.87	$14.68	$15.81
Net assets - Class I	$59,980	$50,797	$12,926	$6,727	$18,534	$9,999	$10,841
Shares outstanding - Class I	2,297	2,234	827	528	1,151	671	676
Net asset value per share - Class I	$26.11	$22.73	$15.63	$12.74	$16.10	$14.90	$16.04
Investments - unaffiliated, at cost	$—	$—	$—	$—	$2,484	$—	$—
Investments - affiliated, at cost	3,504,765	2,737,501	1,293,232	684,020	2,968,060	2,178,672	3,740,687
Foreign currency cost	—	—	—	—	103	—	—

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value	$2,733,227	$2,312,073	$—	$—	$—	$—	$—
Investments - affiliated, at value	508,548	143,774	2,054,179	945,662	4,273,268	2,132,571	4,283,535
Receivable from:
Investment securities sold	—	—	815	193	1,098	1,054	1,729
Fund shares sold	3,083	2,054	2,835	625	3,158	506	1,562
Other assets	18	13	12	5	25	12	25
Total assets	3,244,876	2,457,914	2,057,841	946,485	4,277,549	2,134,143	4,286,851
Liabilities
Payable for:
Investment securities purchased	41	171	—	—	—	—	—
Fund shares redeemed	3,032	1,875	3,643	815	4,241	1,550	3,280
Advisory fees	497	383	160	84	305	164	304
Administrative fees	405	311	87	39	176	90	175
12b-1 fees (Class A)	161	122	103	47	214	106	214
Board of trustee fees	147	119	136	87	315	180	347
Other expenses	20	15	13	5	27	15	24
Total liabilities	4,303	2,996	4,142	1,077	5,278	2,105	4,344
Net assets	$3,240,573	$2,454,918	$2,053,699	$945,408	$4,272,271	$2,132,038	$4,282,507
Net assets consist of:
Paid-in capital(a)	$3,701,936	$2,854,438	$1,861,461	$964,011	$3,915,787	$2,113,457	$4,067,664
Total distributable earnings (loss)(a)	(461,363)	(399,520)	192,238	(18,603)	356,484	18,581	214,843
Net assets	$3,240,573	$2,454,918	$2,053,699	$945,408	$4,272,271	$2,132,038	$4,282,507
Net assets - Class A	$3,201,535	$2,433,249	$2,042,761	$941,932	$4,254,150	$2,129,220	$4,275,965
Shares outstanding - Class A	156,103	136,988	72,527	66,543	181,766	124,133	208,140
Net asset value per share - Class A	$20.51	$17.76	$28.17	$14.16	$23.40	$17.15	$20.54
Net assets - Class I	$39,038	$21,669	$10,938	$3,476	$18,121	$2,818	$6,542
Shares outstanding - Class I	1,876	1,202	383	243	763	162	314
Net asset value per share - Class I	$20.81	$18.02	$28.57	$14.32	$23.74	$17.40	$20.84
Investments - unaffiliated, at cost	$3,137,051	$2,677,829	$—	$—	$—	$—	$—
Investments - affiliated, at cost	566,087	177,538	1,861,941	964,265	3,916,784	2,113,990	4,068,692

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Assets
Investments - unaffiliated, at value	$289,134	$189,310	$306,810	$1,963,673	$513,694	$868,163		$1,099,749
Investments - affiliated, at value	37,981	55,808	46,056	356,146	122,832	211,962		105,852
Cash	100	101	101	204	51	47		616
Receivable from:
Investment securities sold	—	96	243	—	1	—		42,934
Fund shares sold	424	220	308	1,000	106	678		1,337
Dividends and interest	—	—	—	—	1	—		5,608
Adviser	—	—	—	5	2	4		118
Other assets	1	1	2	12	3	4		7
Total assets	327,640	245,536	353,520	2,321,040	636,690	1,080,858		1,256,221
Liabilities
Forward sales commitments, at value	—	—	—	—	—	—		2,592
Payable for:
Investment securities purchased	540	—	—	—	—	—		145,155
Return of securities loaned	33,753	54,004	42,349	355,637	122,669	211,449		3,277
Fund shares redeemed	466	240	328	2,523	119	631		3,290
Advisory fees	49	32	52	311	86	145		182
Administrative fees	37	24	39	249	64	109		—
12b-1 fees (Class A)	14	9	15	96	25	41		—
Board of trustee fees	11	7	12	110	19	32		90
Other expenses	—	—	—	5	1	2		3
Total liabilities	34,870	54,316	42,795	358,931	122,983	212,409		154,589
Net assets	$292,770	$191,220	$310,725	$1,962,109	$513,707	$868,449		$1,101,632
Net assets consist of:
Paid-in capital(a)	$256,797	$186,697	$281,065	$2,194,361	$551,720	$916,496		$1,214,394
Total distributable earnings (loss)(a)	35,973	4,523	29,660	(232,252)	(38,013)	(48,047)		(112,762)
Net assets	$292,770	$191,220	$310,725	$1,962,109	$513,707	$868,449		$1,101,632
Net assets - Class A	$286,414	$183,245	$302,202	$1,910,328	$495,687	$830,474	$	N/A
Shares outstanding - Class A	19,788	15,495	22,899	150,762	43,700	69,195		N/A
Net asset value per share - Class A	$14.47	$11.83	$13.20	$12.67	$11.34	$12.00	$	N/A
Net assets - Class I	$6,356	$7,975	$8,523	$51,781	$18,020	$37,975		$1,101,632
Shares outstanding - Class I	437	670	643	4,004	1,557	3,100		122,003
Net asset value per share - Class I	$14.56	$11.91	$13.26	$12.93	$11.58	$12.25		$9.03
Investments - unaffiliated, at cost	$285,316	$201,186	$307,003	$2,195,925	$551,707	$916,210		$1,212,427
Investments - affiliated, at cost	37,981	55,808	46,056	356,146	122,832	211,962		105,929
Proceeds from forward sales commitments	—	—	—	—	—	—		2,585
Securities on loan included in
Investments - unaffiliated, at value	38,118	56,177	54,473	362,232	124,517	208,012		9,859

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Assets
Investments - unaffiliated, at value		$862,935		$2,040,624		$2,927,698		$2,304,698	$1,045,208	$988,569	$575,236
Investments - affiliated, at value		11,210		24,700		17,189		36,956	228,523	45,210	7,273
Purchased options, at value		—		—		—		—	1,730	—	—
Forward foreign currency contracts		—		6		—		—	2,889	—	—
Variation margin on futures/futures options contracts		1		—		—		—	3,809	—	—
Variation margin on swap agreements		—		—		—		—	345	—	—
OTC swap agreements		—		—		—		—	5,129	—	—
Cash		256		688		776		457	31,454	1,390	405
Cash collateral segregated for short sales		—		—		—		—	15,418	—	—
Foreign currency		1,587		5,437		—		—	7,496	6,111	1,870
Receivable from:
Investment securities sold		144		—		—		—	6,336	3,678	3,829
Fund shares sold		1,312		1,996		3,045		2,706	1,342	1,905	703
Dividends and interest		4,360		11,154		3,097		2,678	4,504	3,499	2,046
Adviser		41		186		304		238	—	—	—
Deposits with brokers and counterparties		628		1,363		1,066		782	53,047	—	—
Other assets		6		17		20		14	23	48	16
Total assets		882,480		2,086,171		2,953,195		2,348,529	1,407,253	1,050,410	591,378
Liabilities
Payable for reverse repurchase agreements		—		—		—		—	12,970	—	—
Securities sold short, at value		—		—		—		—	203,079	—	—
Written options, at value		—		—		—		—	6,032	—	—
Forward foreign currency contracts		—		272		—		—	1,413	7	—
Variation margin on futures/futures options contracts		58		243		171		90	2,979	—	—
Variation margin on swap agreements		—		—		—		—	668	—	—
OTC swap agreements		—		—		—		—	7,748	—	—
Deferred foreign capital gains tax liability		863		—		—		—	7	650	279
Payable to affiliates		—		—		—		—	11	—	—
Payable for:
Investment securities purchased		—		17		—		2,316	7,641	2,382	8
Deposits from counterparties		—		—		—		—	422	—	—
Return of securities loaned		6,825		13,041		2,358		19,148	2,176	2,206	5,062
Dividends/interest on securities sold short		—		—		—		—	260	—	—
Interest expense and brokerage charges		—		—		—		—	288	—	—
Fund shares redeemed		1,497		2,800		3,345		3,109	1,969	1,163	534
Advisory fees		148		354		507		397	1,253	716	395
Administrative fees		—		—		—		—	194	139	79
12b-1 fees (Class A)		—		—		—		—	11	44	21
Board of trustee fees		64		163		183		160	61	114	40
Other expenses		105		157		359		279	91	51	33
Total liabilities		9,560		17,047		6,923		25,499	249,273	7,472	6,451
Net assets		$872,920		$2,069,124		$2,946,272		$2,323,030	$1,157,980	$1,042,938	$584,927
Net assets consist of:
Paid-in capital(a)		$1,035,533		$2,080,216		$3,588,191		$2,821,568	$1,271,646	$1,093,338	$719,616
Total distributable earnings (loss)(a)		(162,613)		(11,092)		(641,919)		(498,538)	(113,666)	(50,400)	(134,689)
Net assets		$872,920		$2,069,124		$2,946,272		$2,323,030	$1,157,980	$1,042,938	$584,927
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$217,953	$669,256	$363,507
Shares outstanding - Class A		N/A		N/A		N/A		N/A	20,837	76,801	34,406
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$10.46	$8.71	$10.57
Net assets - Class I		$872,920		$2,069,124		$2,946,272		$2,323,030	$940,027	$373,682	$221,420
Shares outstanding - Class I		113,050		248,626		350,944		273,950	88,720	42,642	20,749
Net asset value per share - Class I		$7.72		$8.32		$8.40		$8.48	$10.60	$8.76	$10.67
Investments - unaffiliated, at cost		$1,024,632		$2,078,109		$3,570,772		$2,798,636	$1,168,829	$1,096,980	$783,023
Investments - affiliated, at cost		11,210		26,621		17,189		42,807	228,523	58,074	7,273
Purchased options, at cost		—		—		—		—	1,768	—	—
Foreign currency cost		1,596		5,449		—		—	7,580	6,141	1,881
Proceeds from securities sold short		—		—		—		—	213,734	—	—
Premiums from written options		—		—		—		—	4,367	—	—
Securities on loan included in
Investments - unaffiliated, at value		10,213		48,224		31,640		30,514	3,383	5,808	34,737

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund		JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund
Assets
Investments - unaffiliated, at value	$1,390,277	$2,041,351	$1,536,575		$255,136	$9,424	$349,715	$734,719
Investments - affiliated, at value	70,587	110,366	48,050		6,007	616	24,671	5,286
Forward foreign currency contracts	—	—	—		—	30	—	—
Cash	473	286	710		185	50	156	247
Foreign currency	—	—	—		—	7	—	138
Receivable from:
Investment securities sold	8,563	23,369	14,145		51	—	—	—
Fund shares sold	1,109	1,527	1,201		470	43	428	1,923
Dividends and interest	1,628	494	865		200	9	389	458
Adviser	—	—	—		50	—	—	—
Deposits with brokers and counterparties	—	—	—		205	—	1,238	—
Other assets	40	12	9		1	—	1	4
Total assets	1,472,677	2,177,405	1,601,555		262,305	10,179	376,598	742,775
Liabilities
Forward foreign currency contracts	—	—	—		—	56	—	—
Variation margin on futures/futures options contracts	—	—	—		25	—	187	—
Payable to affiliates	3	—	—		—	1	—	—
Payable for:
Investment securities purchased	6,647	22,699	9,792		3,281	81	—	—
Return of securities loaned	14,876	39,761	20,406		4	—	—	2,707
Fund shares redeemed	1,273	1,594	1,584		255	1	422	537
Advisory fees	895	1,112	1,015		44	5	125	331
Administrative fees	189	199	134		22	1	47	94
12b-1 fees (Class A)	52	91	55		—	1	18	37
Board of trustee fees	65	139	100		9	—	22	36
Other expenses	3	10	4		28	—	—	5
Total liabilities	24,003	65,605	33,090		3,668	146	821	3,747
Net assets	$1,448,674	$2,111,800	$1,568,465		$258,637	$10,033	$375,777	$739,028
Net assets consist of:
Paid-in capital(a)	$1,475,566	$2,574,213	$1,629,340		$240,053	$11,187	$387,913	$1,286,681
Total distributable earnings (loss)(a)	(26,892)	(462,413)	(60,875)		18,584	(1,154)	(12,136)	(547,653)
Net assets	$1,448,674	$2,111,800	$1,568,465		$258,637	$10,033	$375,777	$739,028
Net assets - Class A	$402,904	$1,770,560	$1,097,153	$	N/A	$10,026	$370,181	$718,216
Shares outstanding - Class A	24,851	54,656	70,664		N/A	1,118	29,259	66,520
Net asset value per share - Class A	$16.21	$32.39	$15.53	$	N/A	$8.97	$12.65	$10.80
Net assets - Class I	$1,045,770	$341,240	$471,312		$258,637	$7	$5,596	$20,812
Shares outstanding - Class I	63,770	9,903	30,003		15,844	1	438	1,901
Net asset value per share - Class I	$16.40	$34.46	$15.71		$16.32	$8.98	$12.76	$10.95
Investments - unaffiliated, at cost	$1,417,525	$2,501,521	$1,597,828		$236,572	$10,552	$360,559	$1,278,323
Investments - affiliated, at cost	70,587	112,611	48,050		6,031	616	24,671	5,286
Foreign currency cost	—	—	—		—	7	—	138
Securities on loan included in
Investments - unaffiliated, at value	16,319	72,399	28,935		146	—	—	2,662

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Assets
Investments - unaffiliated, at value	$69,519	$2,351,867	$1,406,252	$3,396,887	$1,393,546	$1,064,041	$190,442
Investments - affiliated, at value	3,993	780,025	60,444	54,011	18,924	29,608	4,986
Purchased options, at value	—	12,948	—	—	—	—	—
Forward foreign currency contracts	—	11,717	—	—	—	—	—
Variation margin on futures/futures options contracts	—	6,298	—	—	—	—	—
Variation margin on swap agreements	—	1,901	—	—	—	—	—
OTC swap agreements	—	2,226	—	—	—	—	—
OTC swap premiums paid	—	217	—	—	—	—	—
Cash	4	13,605	6,094	6,196	125	30	203
Cash collateral segregated for short sales	—	7,322	—	—	—	—	—
Foreign currency	—	3,265	66	—	1,593	—	357
Receivable from:
Investment securities sold	—	17,590	8,029	—	13,923	3,364	2
Fund shares sold	1	762	2,348	3,040	759	798	753
Dividends and interest	1	5,773	2,806	522	3,792	290	454
Adviser	—	—	—	—	—	—	1
Deposits with brokers and counterparties	—	32,194	—	—	—	—	13
Other assets	—	20	13	20	10	6	1
Total assets	73,518	3,247,730	1,486,052	3,460,676	1,432,672	1,098,137	197,212
Liabilities
Securities sold short, at value	—	997	—	—	—	—	—
Written options, at value	—	21,397	—	—	—	—	—
Forward foreign currency contracts	—	8,835	—	—	—	—	—
Variation margin on futures/futures options contracts	—	4,754	—	—	—	—	—
Variation margin on swap agreements	—	2,834	—	—	—	—	—
OTC swap agreements	—	2,730	—	—	—	—	—
OTC swap premiums received	—	79	—	—	—	—	—
Deferred foreign capital gains tax liability	—	3	—	—	—	—	—
Payable to affiliates	—	774	13	14	—	—	—
Payable for:
Investment securities purchased	—	3,829	4,445	—	6,924	3,725	1,636
Deposits from counterparties	—	1,042	—	—	—	—	—
Return of securities loaned	3,288	33,315	31,009	4,654	—	—	3,403
Fund shares redeemed	—	2,459	3,468	3,122	767	810	224
Advisory fees	31	1,542	675	1,389	624	458	73
Administrative fees	9	398	197	292	181	139	24
12b-1 fees (Class A)	—	146	61	141	25	20	10
Board of trustee fees	4	180	67	240	80	48	6
Other expenses	—	138	—	13	3	3	—
Total liabilities	3,332	85,452	39,935	9,865	8,604	5,203	5,376
Net assets	$70,186	$3,162,278	$1,446,117	$3,450,811	$1,424,068	$1,092,934	$191,836
Net assets consist of:
Paid-in capital(a)	$157,006	$3,331,404	$1,566,569	$2,959,466	$1,553,086	$1,016,179	$198,790
Total distributable earnings (loss)(a)	(86,820)	(169,126)	(120,452)	491,345	(129,018)	76,755	(6,954)
Net assets	$70,186	$3,162,278	$1,446,117	$3,450,811	$1,424,068	$1,092,934	$191,836
Net assets - Class A	$1,424	$2,919,129	$1,204,410	$2,747,741	$496,422	$382,986	$181,216
Shares outstanding - Class A	353	204,726	106,901	55,284	34,938	24,841	17,456
Net asset value per share - Class A	$4.03	$14.26	$11.27	$49.70	$14.21	$15.42	$10.38
Net assets - Class I	$68,762	$243,149	$241,707	$703,070	$927,646	$709,948	$10,620
Shares outstanding - Class I	16,994	16,732	21,059	13,411	63,282	45,423	1,018
Net asset value per share - Class I	$4.05	$14.53	$11.48	$52.42	$14.66	$15.63	$10.43
Investments - unaffiliated, at cost	$156,339	$2,508,700	$1,526,688	$2,905,542	$1,563,328	$987,286	$220,075
Investments - affiliated, at cost	3,993	782,176	60,444	54,011	18,924	29,608	4,986
Purchased options, at cost	—	20,750	—	—	—	—	—
Foreign currency cost	—	3,266	66	—	1,593	—	357
Proceeds from securities sold short	—	872	—	—	—	—	—
Premiums from written options	—	19,782	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	4,963	61,836	65,684	4,602	7,831	—	8,511

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets
Investments - unaffiliated, at value	$1,233,840	$433,774	$2,831,112	$643,120	$2,274,838	$2,235,674	$1,309,233
Investments - affiliated, at value	4,765	4,031	88,087	12,292	—	113,932	125,343
Forward foreign currency contracts	—	—	11	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	64
Variation margin on swap agreements	—	—	—	—	—	—	12
OTC swap agreements	—	—	—	—	146	—	—
Cash	428	116	4,225	327	7,476	17	872
Foreign currency	—	—	258	—	—	—	—
Receivable from:
Investment securities sold	508	274	9,410	—	5,827	—	40,353
Fund shares sold	1,334	1,074	1,788	175	662	1,989	1,078
Dividends and interest	896	284	14,971	9,551	8,422	8,271	9,667
Adviser	4	1	—	—	—	—	—
Other assets	7	4	17	4	13	11	6
Total assets	1,241,782	439,558	2,949,879	665,469	2,297,384	2,359,894	1,486,628
Liabilities
Forward foreign currency contracts	—	—	2	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	141
OTC swap agreements	—	—	—	—	302,738	—	—
Payable for:
Investment securities purchased	631	1,114	16,371	—	7,441	14,861	156,994
Return of securities loaned	1,883	1,774	9,827	7,598	—	—	7,809
Fund shares redeemed	1,883	1,188	5,366	315	1,850	4,300	2,653
Advisory fees	417	198	901	345	967	809	418
Administrative fees	106	56	244	84	263	192	110
12b-1 fees (Class A)	57	21	102	6	83	41	40
Board of trustee fees	69	13	264	50	96	81	87
Other expenses	3	1	7	3	6	5	3
Total liabilities	5,049	4,365	33,084	8,401	313,444	20,289	168,255
Net assets	$1,236,733	$435,193	$2,916,795	$657,068	$1,983,940	$2,339,605	$1,318,373
Net assets consist of:
Paid-in capital(a)	$871,035	$484,282	$3,223,300	$797,400	$2,394,182	$2,563,604	$1,442,755
Total distributable earnings (loss)(a)	365,698	(49,089)	(306,505)	(140,332)	(410,242)	(223,999)	(124,382)
Net assets	$1,236,733	$435,193	$2,916,795	$657,068	$1,983,940	$2,339,605	$1,318,373
Net assets - Class A	$1,137,727	$419,408	$2,061,328	$130,960	$1,623,496	$831,671	$816,520
Shares outstanding - Class A	59,842	43,352	166,991	12,598	88,909	78,961	71,496
Net asset value per share - Class A	$19.01	$9.67	$12.34	$10.40	$18.26	$10.53	$11.42
Net assets - Class I	$99,006	$15,785	$855,467	$526,108	$360,444	$1,507,934	$501,853
Shares outstanding - Class I	4,848	1,617	63,640	50,972	19,496	141,818	42,824
Net asset value per share - Class I	$20.42	$9.76	$13.44	$10.32	$18.49	$10.63	$11.72
Investments - unaffiliated, at cost	$868,068	$482,794	$3,137,537	$783,452	$2,382,487	$2,459,673	$1,433,577
Investments - affiliated, at cost	4,839	4,100	88,087	12,292	—	113,932	125,343
Foreign currency cost	—	—	271	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	2,402	3,086	13,697	29,891	—	—	8,457

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund
Assets
Investments - unaffiliated, at value	$992,496	$1,595,620	$5,086,649	$653,667	$724,711	$269,466	$958,057
Investments - affiliated, at value	34,320	61,218	20,257	44,484	16,238	637	37,524
Cash	—	59	2,124	546	571	391	661
Foreign currency	3,660	—	—	1,955	1	—	26
Receivable from:
Investment securities sold	1,558	9,338	—	575	2,164	1,479	2,410
Fund shares sold	597	1,150	2,084	498	145	625	1,482
Dividends and interest	3,252	15,826	9,611	5,770	2,152	778	2,105
Deposits with brokers and counterparties	—	—	2,023	—	—	—	—
Other assets	7	11	31	135	4	1	6
Total assets	1,035,890	1,683,222	5,122,779	707,630	745,986	273,377	1,002,271
Liabilities
Variation margin on futures/futures options contracts	—	—	315	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	2,084	—	—	—
Payable to affiliates	18	104	—	18	—	—	246
Payable for:
Investment securities purchased	5,982	15,136	—	2,854	3,707	1,645	611
Return of securities loaned	12,878	45,339	—	—	—	98	—
Fund shares redeemed	1,097	2,322	3,365	581	434	931	1,187
Advisory fees	577	724	1,093	521	439	149	438
Administrative fees	125	137	618	87	96	34	125
12b-1 fees (Class A)	33	80	256	13	22	7	17
Board of trustee fees	43	123	346	30	51	11	36
Other expenses	1	4	12	40	2	—	3
Total liabilities	20,754	63,969	6,005	6,228	4,751	2,875	2,663
Net assets	$1,015,136	$1,619,253	$5,116,774	$701,402	$741,235	$270,502	$999,608
Net assets consist of:
Paid-in capital(a)	$1,004,634	$1,651,887	$5,689,740	$776,556	$748,380	$240,207	$961,531
Total distributable earnings (loss)(a)	10,502	(32,634)	(572,966)	(75,154)	(7,145)	30,295	38,077
Net assets	$1,015,136	$1,619,253	$5,116,774	$701,402	$741,235	$270,502	$999,608
Net assets - Class A	$669,145	$1,611,097	$5,089,921	$266,630	$430,202	$128,426	$340,229
Shares outstanding - Class A	39,983	118,021	180,402	23,369	37,789	11,023	26,924
Net asset value per share - Class A	$16.74	$13.65	$28.21	$11.41	$11.38	$11.65	$12.64
Net assets - Class I	$345,991	$8,156	$26,853	$434,772	$311,033	$142,076	$659,379
Shares outstanding - Class I	20,355	619	938	37,574	27,216	12,071	51,453
Net asset value per share - Class I	$17.00	$13.18	$28.62	$11.57	$11.43	$11.77	$12.82
Investments - unaffiliated, at cost	$981,962	$1,628,177	$5,659,808	$726,728	$766,809	$296,082	$919,950
Investments - affiliated, at cost	34,320	61,218	20,257	44,484	16,238	637	37,524
Foreign currency cost	3,681	—	—	1,955	1	—	26
Securities on loan included in
Investments - unaffiliated, at value	11,879	54,696	1,588	—	—	94	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund
Assets
Investments - unaffiliated, at value	$1,478,181	$1,491,464	$983,922	$693,031	$2,553,765	$1,416,400	$1,469,682
Investments - affiliated, at value	10,913	74,966	81,448	4,787	81,999	59,428	41,043
Purchased options, at value	—	—	—	22,456	—	—	—
Forward foreign currency contracts	—	—	7,560	—	—	—	—
Variation margin on futures/futures options contracts	—	—	3,158	—	—	—	—
Cash	510	59	1,850	31,278	1,276	45	891
Foreign currency	964	—	2,203	—	—	—	—
Receivable from:
Investment securities sold	—	1,355	8,562	75,199	93	—	921
Fund shares sold	931	2,643	394	6,361	2,551	1,147	860
Dividends and interest	2,735	409	4,527	674	401	5,457	2,075
Deposits with brokers and counterparties	—	—	5,207	525	—	—	—
Other assets	12	8	9	36	16	7	10
Total assets	1,494,246	1,570,904	1,098,840	834,347	2,640,101	1,482,484	1,515,482
Liabilities
Securities sold short, at value	—	—	605	—	—	—	—
Written options, at value	—	—	—	21,537	—	—	—
Forward foreign currency contracts	—	—	1,108	—	—	—	—
Variation margin on futures/futures options contracts	—	—	1,238	49	—	—	—
Deferred foreign capital gains tax liability	1,791	—	36	—	—	—	—
Payable to affiliates	773	—	255	—	—	—	—
Payable for:
Investment securities purchased	—	1,270	11,895	90,634	4,270	—	2,188
Return of securities loaned	4,677	12,871	3,001	—	—	—	—
Fund shares redeemed	759	1,816	780	961	3,177	2,577	581
Advisory fees	637	875	544	287	1,114	344	610
Administrative fees	191	133	137	86	225	122	126
12b-1 fees (Class A)	63	78	54	29	119	50	45
Board of trustee fees	139	102	107	22	156	99	91
Other expenses	24	9	3	—	12	4	2
Total liabilities	9,054	17,154	19,763	113,605	9,073	3,196	3,643
Net assets	$1,485,192	$1,553,750	$1,079,077	$720,742	$2,631,028	$1,479,288	$1,511,839
Net assets consist of:
Paid-in capital(a)	$1,052,402	$1,680,742	$1,253,333	$650,627	$2,738,513	$1,595,599	$1,314,921
Total distributable earnings (loss)(a)	432,790	(126,992)	(174,256)	70,115	(107,485)	(116,311)	196,918
Net assets	$1,485,192	$1,553,750	$1,079,077	$720,742	$2,631,028	$1,479,288	$1,511,839
Net assets - Class A	$1,237,628	$1,537,254	$1,075,429	$594,125	$2,321,341	$1,017,656	$892,371
Shares outstanding - Class A	65,667	55,214	88,086	48,849	48,836	78,677	65,531
Net asset value per share - Class A	$18.85	$27.84	$12.21	$12.16	$47.53	$12.93	$13.62
Net assets - Class I	$247,564	$16,496	$3,648	$126,617	$309,687	$461,632	$619,468
Shares outstanding - Class I	12,789	563	295	10,318	6,260	33,578	44,563
Net asset value per share - Class I	$19.36	$29.30	$12.36	$12.27	$49.47	$13.75	$13.90
Investments - unaffiliated, at cost	$1,043,490	$1,618,456	$1,159,944	$668,405	$2,661,250	$1,532,712	$1,272,763
Investments - affiliated, at cost	10,913	74,966	81,448	4,787	81,999	59,428	41,043
Purchased options, at cost	—	—	—	22,604	—	—	—
Foreign currency cost	969	—	2,202	—	—	—	—
Proceeds from securities sold short	—	—	650	—	—	—	—
Premiums from written options	—	—	—	21,899	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	5,580	11,632	7,123	—	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund
Assets
Investments - unaffiliated, at value	$486,763	$556,121	$936,450	$193,258	$1,192,089	$452,575	$1,153,501
Investments - affiliated, at value	16,310	8,002	7,354	2,145	14,959	4,872	5,465
Variation margin on futures/futures options contracts	—	—	1,108	—	2	1	—
Cash	40	98	8,806	57	82	196	33
Foreign currency	268	169	—	—	—	—	—
Receivable from:
Investment securities sold	272	—	2,515	—	—	—	—
Fund shares sold	91	417	2,412	418	1,675	912	1,428
Dividends and interest	575	1,970	5,269	21	445	1,134	486
Adviser	—	—	—	—	—	—	1
Deposits with brokers and counterparties	—	—	2,277	160	412	342	384
Other assets	4	4	4	1	8	2	7
Total assets	504,323	566,781	966,195	196,060	1,209,672	460,034	1,161,305
Liabilities
Variation margin on futures/futures options contracts	—	—	—	22	80	—	50
Payable for:
Investment securities purchased	1	113	6,796	—	1	240	—
Return of securities loaned	1,072	—	3,002	797	11,183	876	—
Fund shares redeemed	110	307	4,294	478	1,090	1,129	1,582
Advisory fees	300	278	275	34	188	70	177
Administrative fees	64	76	118	25	157	55	147
12b-1 fees (Class A)	5	16	16	10	61	22	57
Board of trustee fees	11	58	27	14	79	10	71
Other expenses	1	3	1	20	116	17	123
Total liabilities	1,564	851	14,529	1,400	12,955	2,419	2,207
Net assets	$502,759	$565,930	$951,666	$194,660	$1,196,717	$457,615	$1,159,098
Net assets consist of:
Paid-in capital(a)	$514,797	$602,109	$983,404	$233,576	$1,121,345	$448,725	$843,833
Total distributable earnings (loss)(a)	(12,038)	(36,179)	(31,738)	(38,916)	75,372	8,890	315,265
Net assets	$502,759	$565,930	$951,666	$194,660	$1,196,717	$457,615	$1,159,098
Net assets - Class A	$100,283	$310,578	$312,961	$190,706	$1,186,275	$446,058	$1,138,067
Shares outstanding - Class A	7,279	26,876	31,439	13,335	38,864	30,733	30,844
Net asset value per share - Class A	$13.78	$11.56	$9.95	$14.30	$30.52	$14.51	$36.90
Net assets - Class I	$402,476	$255,352	$638,705	$3,954	$10,442	$11,557	$21,031
Shares outstanding - Class I	29,071	21,837	63,827	294	331	784	560
Net asset value per share - Class I	$13.84	$11.69	$10.01	$13.47	$31.51	$14.74	$37.52
Investments - unaffiliated, at cost	$523,061	$597,318	$971,041	$232,156	$1,116,617	$443,861	$838,214
Investments - affiliated, at cost	16,310	8,002	7,354	2,145	14,959	4,872	5,465
Foreign currency cost	268	169	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	1,869	18,323	2,938	1,032	18,371	843	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund
Assets
Investments - unaffiliated, at value	$2,425,394	$1,290,759	$3,568,254	$166,001	$3,743,952	$222,998	$4,564,167
Investments - affiliated, at value	868	22,182	14,369	1,478	7,209	3,447	29,220
Variation margin on futures/futures options contracts	—	—	—	4	—	—	—
Cash	3,423	194	270	92	841	65	2,516
Receivable from:
Investment securities sold	7,030	—	—	1	8,789	150	1
Fund shares sold	3,852	1,232	2,099	149	4,300	469	6,855
Dividends and interest	2,103	1,042	3,200	135	696	288	838
Adviser	1	1	1	—	2	—	3
Deposits with brokers and counterparties	1,070	767	599	84	529	174	945
Other assets	20	9	20	1	23	1	27
Total assets	2,443,761	1,316,186	3,588,812	167,945	3,766,341	227,592	4,604,572
Liabilities
Variation margin on futures/futures options contracts	232	112	37	—	111	49	211
Payable for:
Investment securities purchased	—	—	—	—	—	2,778	—
Return of securities loaned	62	1,782	7,500	423	5,619	242	20,472
Fund shares redeemed	4,511	2,106	5,682	483	10,108	626	5,331
Advisory fees	401	203	500	29	554	39	661
Administrative fees	345	171	428	21	471	30	558
12b-1 fees (Class A)	121	66	177	8	190	11	230
Board of trustee fees	101	71	178	7	210	7	234
Other expenses	106	100	247	14	320	13	986
Total liabilities	5,879	4,611	14,749	985	17,583	3,795	28,683
Net assets	$2,437,882	$1,311,575	$3,574,063	$166,960	$3,748,758	$223,797	$4,575,889
Net assets consist of:
Paid-in capital(a)	$1,999,179	$1,317,896	$2,225,253	$189,488	$2,729,095	$262,475	$3,346,336
Total distributable earnings (loss)(a)	438,703	(6,321)	1,348,810	(22,528)	1,019,663	(38,678)	1,229,553
Net assets	$2,437,882	$1,311,575	$3,574,063	$166,960	$3,748,758	$223,797	$4,575,889
Net assets - Class A	$2,411,882	$1,291,952	$3,540,746	$162,126	$3,691,803	$218,542	$4,492,508
Shares outstanding - Class A	82,913	84,863	88,528	12,250	123,324	16,535	108,916
Net asset value per share - Class A	$29.09	$15.22	$40.00	$13.23	$29.94	$13.22	$41.25
Net assets - Class I	$26,000	$19,623	$33,317	$4,834	$56,955	$5,255	$83,381
Shares outstanding - Class I	868	1,269	818	359	1,840	391	3,040
Net asset value per share - Class I	$29.96	$15.46	$40.71	$13.45	$30.95	$13.43	$27.43
Investments - unaffiliated, at cost	$1,986,440	$1,294,888	$2,218,880	$188,528	$2,724,263	$261,619	$3,334,351
Investments - affiliated, at cost	868	24,306	15,163	1,478	7,209	3,447	29,220
Securities on loan included in
Investments - unaffiliated, at value	2,996	2,785	13,870	801	13,474	239	22,680

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets
Investments - unaffiliated, at value	$210,375	$10,785,502	$4,763,520	$543,932	$335,244	$1,888,045	$6,241
Investments - affiliated, at value	1,630	219,918	30,972	4,408	6,619	35,285	427
Variation margin on futures/futures options contracts	—	12	12	23	5	—	—
Cash	224	2,708	1,459	311	401	1,231	2
Foreign currency	—	—	—	—	550	—	5
Receivable from:
Fund shares sold	157	12,738	2,590	1,963	92	1,777	12
Dividends and interest	804	8,161	3,865	413	540	2,570	33
Adviser	1	—	—	—	—	—	—
Deposits with brokers and counterparties	146	5,285	1,419	159	378	—	—
Other assets	1	62	35	4	4	12	—
Total assets	213,338	11,034,386	4,803,872	551,213	343,833	1,928,920	6,720
Liabilities
Forward foreign currency contracts	—	—	—	—	37	—	—
Variation margin on futures/futures options contracts	—	794	220	—	61	—	—
Payable to affiliates	—	—	—	—	4	27	—
Payable for:
Investment securities purchased	—	—	—	2,489	—	—	—
Return of securities loaned	1,183	627,760	11,941	250	588	1,312	55
Fund shares redeemed	668	14,140	3,520	739	301	2,204	—
Advisory fees	36	922	633	83	56	917	1
Administrative fees	27	817	581	66	44	168	1
12b-1 fees (Class A)	10	525	240	26	17	95	—
Board of trustee fees	9	542	453	8	41	129	—
Other expenses	13	1,218	332	20	24	4	7
Total liabilities	1,946	646,718	17,920	3,681	1,173	4,856	64
Net assets	$211,392	$10,387,668	$4,785,952	$547,532	$342,660	$1,924,064	$6,656
Net assets consist of:
Paid-in capital(a)	$237,216	$6,149,071	$5,470,926	$531,367	$275,623	$1,690,990	$9,486
Total distributable earnings (loss)(a)	(25,824)	4,238,597	(684,974)	16,165	67,037	233,074	(2,830)
Net assets	$211,392	$10,387,668	$4,785,952	$547,532	$342,660	$1,924,064	$6,656
Net assets - Class A	$198,873	$10,380,391	$4,723,719	$537,454	$335,321	$1,881,328	$2,744
Shares outstanding - Class A	15,379	356,411	304,244	29,173	11,398	123,652	352
Net asset value per share - Class A	$12.93	$29.12	$15.53	$18.42	$29.42	$15.21	$7.80
Net assets - Class I	$12,519	$7,277	$62,233	$10,078	$7,339	$42,736	$3,912
Shares outstanding - Class I	956	241	3,947	539	248	2,760	500
Net asset value per share - Class I	$13.09	$30.15	$15.77	$18.69	$29.63	$15.48	$7.83
Investments - unaffiliated, at cost	$237,138	$6,549,729	$5,449,117	$527,853	$268,022	$1,659,939	$8,881
Investments - affiliated, at cost	1,630	219,646	31,463	4,408	6,821	31,795	581
Foreign currency cost	—	—	—	—	558	—	5
Securities on loan included in
Investments - unaffiliated, at value	2,549	641,101	16,516	251	3,526	1,279	52

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund
Assets
Investments - unaffiliated, at value	$242,882	$836,565	$346,006	$13,097	$852,243	$1,013,140	$1,560,150
Investments - affiliated, at value	207	6,728	61,462	3,506	20,475	34,976	8,690
Forward foreign currency contracts	—	—	—	—	1,316	—	3,883
Variation margin on futures/futures options contracts	—	—	461	—	65	—	1,590
Variation margin on swap agreements	—	—	—	—	101	—	3,745
OTC swap agreements	—	—	—	—	—	—	499
OTC swap premiums paid	—	—	—	—	—	—	2,406
Cash	—	238	33	25	2,957	10,802	25,037
Foreign currency	—	—	—	—	2,353	—	6,203
Receivable from:
Investment securities sold	1,548	—	—	—	48,406	16,743	262,643
Fund shares sold	255	837	550	28	465	6,832	1,053
Dividends and interest	188	1,103	540	20	7,750	1,399	8,488
Deposits with brokers and counterparties	84	473	42,786	1,030	5,835	—	35,425
Other assets	1	5	5	—	5	9	8
Total assets	245,165	845,949	451,843	17,706	941,971	1,083,901	1,919,820
Liabilities
Cash overdraft	944	—	—	—	—	—	—
Written options, at value	—	—	—	—	—	—	7,645
Forward foreign currency contracts	—	—	—	—	724	—	2,373
Variation margin on futures/futures options contracts	8	70	22,615	117	2,257	—	1,447
Variation margin on swap agreements	—	—	—	—	5	—	5,340
OTC swap agreements	—	—	—	—	2,624	—	6,417
OTC swap premiums received	—	—	—	—	—	—	3,331
Payable for:
Investment securities purchased	—	—	48,871	3,755	206,170	11,396	543,308
Deposits from counterparties	—	—	—	—	—	—	435
Return of securities loaned	207	—	—	—	17,883	2,795	8,690
Fund shares redeemed	224	430	682	—	700	2,060	2,171
Advisory fees	52	145	143	8	293	384	547
Administrative fees	31	108	48	2	91	128	169
12b-1 fees (Class A)	12	18	4	1	29	51	36
Board of trustee fees	10	33	—	—	32	14	68
Other expenses	52	258	—	—	12	—	85
Total liabilities	1,540	1,062	72,363	3,883	230,820	16,828	582,062
Net assets	$243,625	$844,887	$379,480	$13,823	$711,151	$1,067,073	$1,337,758
Net assets consist of:
Paid-in capital(a)	$270,564	$718,523	$420,273	$14,419	$817,526	$1,134,640	$1,482,861
Total distributable earnings (loss)(a)	(26,939)	126,364	(40,793)	(596)	(106,375)	(67,567)	(145,103)
Net assets	$243,625	$844,887	$379,480	$13,823	$711,151	$1,067,073	$1,337,758
Net assets - Class A	$234,751	$348,400	$72,210	$13,822	$578,291	$1,040,267	$728,536
Shares outstanding - Class A	13,948	28,322	4,323	1,495	53,147	44,480	71,846
Net asset value per share - Class A	$16.83	$12.30	$16.70	$9.24	$10.88	$23.39	$10.14
Net assets - Class I	$8,874	$496,487	$307,270	$1	$132,860	$26,806	$609,222
Shares outstanding - Class I	520	39,941	18,244	—	12,019	1,131	59,277
Net asset value per share - Class I	$17.07	$12.43	$16.84	$9.25	$11.05	$23.70	$10.28
Investments - unaffiliated, at cost	$269,840	$955,396	$347,674	$13,135	$959,361	$1,080,704	$1,707,134
Investments - affiliated, at cost	207	6,728	61,462	3,506	20,475	34,976	8,690
Foreign currency cost	—	—	—	—	2,371	—	6,401
Premiums from written options	—	—	—	—	—	—	2,988
Securities on loan included in
Investments - unaffiliated, at value	364	—	—	—	22,943	3,565	11,338

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
Assets
Investments - unaffiliated, at value	$1,364,313	$1,827,800	$1,195,740	$1,352,038	$1,454,940	$413,838	$2,190,300
Investments - affiliated, at value	10,263	—	104,803	89,944	53,647	3,652	7,298
Purchased options, at value	—	10,920	—	—	—	—	—
Forward foreign currency contracts	2,240	5,203	—	—	—	—	—
Variation margin on futures/futures options contracts	207	2,669	—	—	1,842	—	—
Variation margin on swap agreements	321	1,107	—	—	—	—	—
OTC swap agreements	393	—	—	—	—	—	—
OTC swap premiums paid	158	—	—	—	—	—	—
Cash	2,080	9,800	11,499	1,865	853	234	1,008
Foreign currency	1,009	6,465	—	—	2	—	—
Receivable from:
Investment securities sold	39,421	15,810	11,104	16,758	15,800	—	3,423
Fund shares sold	1,237	1,544	1,415	925	1,968	623	445
Treasury roll transactions	—	842,897	—	—	—	—	—
Dividends and interest	12,199	4,718	4,569	23,547	9,956	513	2,814
Deposits with brokers and counterparties	3,346	9,436	—	—	2,196	172	483
Other assets	7	9	119	8	8	3	15
Total assets	1,437,194	2,738,378	1,329,249	1,485,085	1,541,212	419,035	2,205,786
Liabilities
Forward sales commitments, at value	—	9,535	—	—	—	—	—
Written options, at value	650	15,253	—	—	—	—	—
Forward foreign currency contracts	1,274	433	—	—	—	—	—
Variation margin on futures/futures options contracts	120	5,409	—	—	1,628	22	70
Variation margin on swap agreements	802	1,144	—	—	—	—	—
OTC swap agreements	372	3,595	—	—	—	—	—
OTC swap premiums received	470	—	—	—	—	—	—
Payable for:
Investment securities purchased	80,392	13,465	62,502	7,787	46,970	—	—
Treasury roll transactions	85,603	972,915	—	—	—	—	—
Deposits from counterparties	400	5,733	—	—	—	—	—
Return of securities loaned	10,263	—	—	49,889	6,779	1,784	2,861
Dividends/interest on securities sold short	—	19	—	—	—	—	—
Fund shares redeemed	2,020	3,593	2,249	2,215	5,049	602	2,420
Advisory fees	356	554	496	415	474	65	326
Administrative fees	105	144	161	122	124	54	282
12b-1 fees (Class A)	23	65	62	59	29	21	110
Board of trustee fees	50	138	71	128	81	34	330
Other expenses	11	3	1	4	5	41	247
Total liabilities	182,911	1,031,998	65,542	60,619	61,139	2,623	6,646
Net assets	$1,254,283	$1,706,380	$1,263,707	$1,424,466	$1,480,073	$416,412	$2,199,140
Net assets consist of:
Paid-in capital(a)	$1,440,607	$1,810,974	$1,384,725	$1,643,425	$1,637,627	$416,791	$2,030,259
Total distributable earnings (loss)(a)	(186,324)	(104,594)	(121,018)	(218,959)	(157,554)	(379)	168,881
Net assets	$1,254,283	$1,706,380	$1,263,707	$1,424,466	$1,480,073	$416,412	$2,199,140
Net assets - Class A	$465,458	$1,299,374	$1,242,039	$1,183,230	$586,607	$411,013	$2,177,372
Shares outstanding - Class A	41,393	115,841	117,369	89,670	48,530	57,548	127,503
Net asset value per share - Class A	$11.24	$11.22	$10.58	$13.20	$12.09	$7.14	$17.08
Net assets - Class I	$788,825	$407,006	$21,668	$241,236	$893,466	$5,399	$21,768
Shares outstanding - Class I	69,473	35,530	2,023	15,439	73,328	769	1,262
Net asset value per share - Class I	$11.35	$11.46	$10.71	$15.63	$12.18	$7.02	$17.24
Investments - unaffiliated, at cost	$1,550,630	$1,920,594	$1,316,532	$1,570,999	$1,612,652	$414,734	$2,022,109
Investments - affiliated, at cost	10,263	—	104,803	89,944	53,647	3,855	7,585
Purchased options, at cost	—	4,181	—	—	—	—	—
Foreign currency cost	1,009	7,266	—	—	3	—	—
Proceeds from forward sales commitments	—	9,668	—	—	—	—	—
Premiums from written options	218	4,415	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	11,239	—	—	73,796	6,660	2,197	4,715

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund
Assets
Investments - unaffiliated, at value	$456,741	$10,228,202	$7,843,429	$4,708,080	$1,689,756	$510,511	$4,649,185
Investments - affiliated, at value	11,429	381,081	110,773	248,733	192,276	50,498	128,982
Forward foreign currency contracts	8	—	—	—	—	—	—
Variation margin on futures/futures options contracts	49	—	—	—	659	—	—
Cash	2,158	14,120	4,970	4,834	6,396	3,975	4,891
Foreign currency	222	94	1	—	—	—	303
Receivable from:
Investment securities sold	4,402	87,399	—	16,944	690	1,800	76,304
Fund shares sold	329	11,195	10,034	3,141	2,749	531	3,551
Dividends and interest	1,857	23,659	962	1,086	8,255	10,246	7,180
Other assets	3	61	49	28	8	3	29
Total assets	477,198	10,745,811	7,970,218	4,982,846	1,900,789	577,564	4,870,425
Liabilities
Written options, at value	—	10,087	—	—	—	—	—
Forward foreign currency contracts	13	—	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	645	—	—
Variation margin on swap agreements	1	—	—	—	—	—	—
Deferred foreign capital gains tax liability	6	—	—	—	—	—	—
Payable to affiliates	91	—	—	—	—	—	55
Payable for:
Investment securities purchased	8,596	105,556	6,428	6,929	21,092	—	82,524
Return of securities loaned	3,281	39,361	11,445	21,837	154,333	45,267	—
Fund shares redeemed	571	9,766	7,614	11,735	2,007	251	3,806
Advisory fees	216	4,627	2,979	2,424	428	238	1,873
Administrative fees	59	1,205	641	404	141	72	386
12b-1 fees (Class A)	23	501	334	239	64	7	149
Board of trustee fees	39	379	550	311	104	28	279
Other expenses	11	20	33	16	4	1	10
Total liabilities	12,907	171,502	30,024	43,895	178,818	45,864	89,082
Net assets	$464,291	$10,574,309	$7,940,194	$4,938,951	$1,721,971	$531,700	$4,781,343
Net assets consist of:
Paid-in capital(a)	$486,383	$11,129,068	$6,995,137	$4,188,918	$1,779,856	$645,188	$4,954,623
Total distributable earnings (loss)(a)	(22,092)	(554,759)	945,057	750,033	(57,885)	(113,488)	(173,280)
Net assets	$464,291	$10,574,309	$7,940,194	$4,938,951	$1,721,971	$531,700	$4,781,343
Net assets - Class A	$461,574	$9,975,315	$6,472,068	$4,701,882	$1,312,084	$135,577	$2,972,166
Shares outstanding - Class A	32,697	488,296	128,445	79,766	129,690	13,607	140,751
Net asset value per share - Class A	$14.12	$20.43	$50.39	$58.95	$10.12	$9.96	$21.12
Net assets - Class I	$2,717	$598,994	$1,468,126	$237,069	$409,887	$396,123	$1,809,177
Shares outstanding - Class I	190	28,951	27,868	3,792	39,677	39,701	80,954
Net asset value per share - Class I	$14.31	$20.69	$52.68	$62.51	$10.33	$9.98	$22.35
Investments - unaffiliated, at cost	$478,743	$10,815,973	$6,898,373	$3,958,046	$1,746,063	$623,999	$4,822,436
Investments - affiliated, at cost	11,429	381,223	110,773	248,733	192,276	50,498	128,982
Foreign currency cost	222	94	1	—	—	—	306
Premiums from written options	—	43,241	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	4,181	37,855	11,079	36,855	151,391	36,091	242

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund
Assets
Investments - unaffiliated, at value	$5,456	$1,359,013	$121,535	$401,459	$786,797	$8,596,003	$1,114,229
Investments - affiliated, at value	379	94,331	2,702	26,327	18,965	533,491	32,539
Purchased options, at value	—	—	1,178	—	—	—	—
Forward foreign currency contracts	—	—	808	1,394	—	—	—
Variation margin on futures/futures options contracts	—	—	—	367	—	426	—
OTC swap agreements	—	—	911	—	—	—	—
Cash	18	295	5,840	25	200	922	186
Cash collateral segregated for short sales	—	—	3,787	—	—	—	—
Foreign currency	36	1	—	4,642	542	—	88
Receivable from:
Investment securities sold	—	691	663	—	—	273,147	656
Fund shares sold	20	1,638	1,572	475	840	4,344	999
Dividends and interest	3	2,293	662	4,779	2,697	18,941	1,663
Deposits with brokers and counterparties	—	—	9,810	1,533	—	—	—
Other assets	—	11	1	4	8	49	4
Total assets	5,912	1,458,273	149,469	441,005	810,049	9,427,323	1,150,364
Liabilities
Foreign currency overdraft	—	—	2	—	—	—	—
Securities sold short, at value	—	—	3,863	—	—	—	—
Written options, at value	—	—	882	—	—	—	—
Forward foreign currency contracts	—	—	52	433	—	—	—
Variation margin on futures/futures options contracts	—	—	—	337	—	170	—
Variation margin on swap agreements	—	—	—	—	—	8	—
OTC swap agreements	—	—	5,876	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	4	—	—	—
Payable to affiliates	—	—	—	—	—	2	—
Payable for:
Investment securities purchased	—	9,432	1,851	9,138	—	748,885	2,243
Deposits from counterparties	—	—	—	472	—	—	—
Return of securities loaned	—	38,510	—	185	—	53	17,146
Dividends/interest on securities sold short	—	—	22	—	—	—	—
Fund shares redeemed	4	1,390	255	694	571	8,950	3,048
Advisory fees	4	786	119	191	353	2,295	376
Administrative fees	1	177	11	55	103	676	129
12b-1 fees (Class A)	—	25	3	21	31	428	35
Board of trustee fees	—	56	8	46	75	453	25
Other expenses	1	4	13	16	4	18	1
Total liabilities	10	50,380	12,957	11,592	1,137	761,938	23,003
Net assets	$5,902	$1,407,893	$136,512	$429,413	$808,912	$8,665,385	$1,127,361
Net assets consist of:
Paid-in capital(a)	$5,356	$882,756	$158,896	$761,895	$767,543	$7,729,053	$1,149,128
Total distributable earnings (loss)(a)	546	525,137	(22,384)	(332,482)	41,369	936,332	(21,767)
Net assets	$5,902	$1,407,893	$136,512	$429,413	$808,912	$8,665,385	$1,127,361
Net assets - Class A	$5,901	$506,074	$62,651	$425,518	$612,287	$8,598,551	$708,106
Shares outstanding - Class A	533	31,558	5,436	61,342	54,020	298,779	47,324
Net asset value per share - Class A	$11.07	$16.04	$11.52	$6.94	$11.33	$28.78	$14.96
Net assets - Class I	$1	$901,819	$73,861	$3,895	$196,625	$66,834	$419,255
Shares outstanding - Class I	—	55,775	6,387	553	16,269	2,225	27,592
Net asset value per share - Class I	$11.07	$16.17	$11.56	$7.05	$12.09	$30.04	$15.19
Investments - unaffiliated, at cost	$5,008	$1,239,609	$141,268	$440,306	$911,422	$7,658,922	$1,136,049
Investments - affiliated, at cost	379	94,331	2,702	26,327	18,965	533,491	32,539
Purchased options, at cost	—	—	976	—	—	—	—
Foreign currency cost	36	1	—	4,689	542	—	89
Proceeds from securities sold short	—	—	4,450	—	—	—	—
Premiums from written options	—	—	1,652	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	62,073	—	177	—	5,433	16,162

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$739,205	$1,095,391	$1,432,495
Investments - affiliated, at value	12,316	—	17,318
Repurchase agreements, at value	—	1,536,300	—
Cash	499	392,535	278
Foreign currency	54	—	—
Receivable from:
Investment securities sold	7,121	—	—
Fund shares sold	747	24,304	744
Dividends and interest	3,048	1,152	1,737
Other assets	6	16	8
Total assets	762,996	3,049,698	1,452,580
Liabilities
Payable to affiliates	150	—	—
Payable for:
Investment securities purchased	1,904	—	—
Return of securities loaned	11,022	—	3
Fund shares redeemed	833	4,404	744
Advisory fees	362	364	462
Administrative fees	94	234	123
12b-1 fees (Class A)	37	144	41
Dividends	—	1,102	—
Board of trustee fees	79	130	110
Other expenses	20	169	3
Total liabilities	14,501	6,547	1,486
Net assets	$748,495	$3,043,151	$1,451,094
Net assets consist of:
Paid-in capital(a)	$801,786	$3,043,245	$1,285,471
Total distributable earnings (loss)(a)	(53,291)	(94)	165,623
Net assets	$748,495	$3,043,151	$1,451,094
Net assets - Class A	$743,779	$2,989,177	$812,611
Shares outstanding - Class A	79,339	2,989,245	29,571
Net asset value per share - Class A	$9.37	$1.00	$27.48
Net assets - Class I	$4,716	$53,974	$638,483
Shares outstanding - Class I	490	54,002	22,323
Net asset value per share - Class I	$9.63	$1.00	$28.60
Investments - unaffiliated, at cost	$792,884	$1,095,391	$1,266,971
Investments - affiliated, at cost	12,316	—	17,318
Repurchase agreements, at cost	—	1,536,300	—
Foreign currency cost	57	—	—
Securities on loan included in
Investments - unaffiliated, at value	10,614	—	3

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$11,364	$749	$3,663	$1,163	$1,848	$—	$5,230
Total investment income	11,364	749	3,663	1,163	1,848	—	5,230

Expenses
Advisory fees	6,729	196	801	1,283	2,701	2,423	11,599
Administrative fees	1,321	49	153	214	415	373	1,816
12b-1 fees (Class A)	3,892	144	447	635	1,214	1,102	5,588
Legal fees	6	—	1	1	2	2	9
Board of trustee fees	15	2	2	2	3	2	17
Chief compliance officer fees	2	—	—	—	1	1	4
Other expenses	17	—	1	3	6	6	24
Total expenses	11,982	391	1,405	2,138	4,342	3,909	19,057
Expense waiver	(3,963)	(98)	(381)	(920)	(1,940)	(1,816)	(8,544)
Net expenses	8,019	293	1,024	1,218	2,402	2,093	10,513
Net investment income (loss)	3,345	456	2,639	(55)	(554)	(2,093)	(5,283)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	21	(2,354)	—	—	—	—	—
Investments - affiliated	4,662	—	626	(4,389)	14,926	(4,916)	59,666
Distributions from unaffiliated
investment companies	—	1,473	—	—	—	—	—
Distributions from affiliated investment
companies	265,180	—	—	6,354	86,569	225,248	507,625
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	(9,875)	—	—	—	—	—
Investments - affiliated	(737,415)	—	(35,844)	(79,015)	(383,685)	(515,134)	(1,935,216)
Net realized and unrealized gain (loss)	(467,552)	(10,756)	(35,218)	(77,050)	(282,190)	(294,802)	(1,367,925)
Change in net assets from operations	$(464,207)	$(10,300)	$(32,579)	$(77,105)	$(282,744)	$(296,895)	$(1,373,208)
(a) Affiliated income	$11,364	$—	$3,663	$1,163	$1,848	$—	$5,230

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends received from master fund (a)	$28,049	$7,298	$7,424	$17,026	$—	$—	$—
Foreign taxes withheld	—	—	—	—	—	1	—
Total investment income	28,049	7,298	7,424	17,026	—	1	—

Expenses
Advisory fees	25,545	5,872	7,057	10,416	943	1,283	1,807
Administrative fees	4,056	803	757	1,782	594	730	1,763
12b-1 fees (Class A)	13,924	2,386	2,230	5,507	1,746	1,434	3,449
Licensing fees paid to third parties	—	—	—	—	—	—	5
Legal fees	23	4	4	9	—	—	—
Board of trustee fees	49	7	6	23	—	—	—
Chief compliance officer fees	9	1	1	3	—	—	—
Other expenses	58	11	10	22	1	2	1
Total expenses	43,664	9,084	10,065	17,762	3,284	3,449	7,025
Expense waiver	(14,095)	(4,017)	(4,918)	(5,566)	(416)	(710)	(1,117)
Net expenses	29,569	5,067	5,147	12,196	2,868	2,739	5,908
Net investment income (loss)	(1,520)	2,231	2,277	4,830	(2,868)	(2,738)	(5,908)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	68,560	(9,015)	5,676	16,055	(6,652)	(8,245)	(6,917)
Distributions from affiliated investment
companies	877,273	206,141	127,996	808,487	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(3,044,429)	(617,409)	(559,222)	(1,352,932)	(126,582)	(162,333)	(491,034)
Net realized and unrealized gain (loss)	(2,098,596)	(420,283)	(425,550)	(528,390)	(133,234)	(170,578)	(497,951)
Change in net assets from operations	$(2,100,116)	$(418,052)	$(423,273)	$(523,560)	$(136,102)	$(173,316)	$(503,859)
(a) Affiliated income	$28,049	$7,298	$7,424	$17,026	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$68	$—	$—
Foreign taxes withheld	—	—	—	—	(21)	—	—
Interest	—	—	—	—	31	—	—
Securities lending (a)	—	—	—	—	2	—	—
Total investment income	—	—	—	—	80	—	—

Expenses
Advisory fees	2,342	1,870	750	407	1,199	1,112	1,870
Administrative fees	1,672	1,314	391	177	672	618	1,077
12b-1 fees (Class A)	4,980	3,858	2,325	1,052	4,012	3,687	6,669
Legal fees	—	—	3	9	6	5	9
Board of trustee fees	—	—	2	3	91	8	11
Chief compliance officer fees	—	—	1	1	2	2	4
Other expenses	2	2	10	5	11	16	29
Total expenses	8,996	7,044	3,482	1,654	5,993	5,448	9,669
Expense waiver	(1,354)	(1,052)	—	—	—	—	—
Net expenses	7,642	5,992	3,482	1,654	5,993	5,448	9,669
Net investment income (loss)	(7,642)	(5,992)	(3,482)	(1,654)	(5,913)	(5,448)	(9,669)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	16	8	—	—	—	—	299
Investments - affiliated	(11,901)	(6,583)	52,672	8,010	52,934	46,510	112,274
Brokerage commissions recaptured	—	—	—	—	7	—	—
Foreign currency	—	—	—	—	(19)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(722,075)	(548,371)	(435,916)	(104,086)	(679,723)	(446,888)	(932,721)
Foreign currency	—	—	—	—	(5)	—	—
Net realized and unrealized gain (loss)	(733,960)	(554,946)	(383,244)	(96,076)	(626,806)	(400,378)	(820,148)
Change in net assets from operations	$(741,602)	$(560,938)	$(386,726)	$(97,730)	$(632,719)	$(405,826)	$(829,817)
(a) Affiliated income	$—	$—	$—	$—	$2	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Investment income
Dividends (a)	$19,374	$18,279	$—	$—	$—	$—	$—
Total investment income	19,374	18,279	—	—	—	—	—

Expenses
Advisory fees	3,280	2,530	1,069	539	2,049	1,085	2,026
Administrative fees	2,667	2,062	590	260	1,187	600	1,173
12b-1 fees (Class A)	5,403	4,088	3,523	1,553	7,389	3,596	7,311
Legal fees	9	6	5	2	11	5	11
Board of trustee fees	17	13	5	4	14	8	15
Chief compliance officer fees	3	2	2	1	4	2	4
Other expenses	23	18	16	7	33	19	29
Total expenses	11,402	8,719	5,210	2,366	10,687	5,315	10,569
Net investment income (loss)	7,972	9,560	(5,210)	(2,366)	(10,687)	(5,315)	(10,569)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	9,193	(4,630)	—	—	—	—	—
Investments - affiliated	(40)	(8,012)	103,495	15,691	193,927	54,440	160,207
Distributions from unaffiliated
investment companies	90,833	76,825	—	—	—	—	—
Distributions from affiliated investment
companies	47,106	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(810,373)	(613,131)	—	—	—	—	—
Investments - affiliated	(222,169)	(24,178)	(731,653)	(170,237)	(1,425,267)	(486,255)	(1,208,648)
Net realized and unrealized gain (loss)	(885,450)	(573,126)	(628,158)	(154,546)	(1,231,340)	(431,815)	(1,048,441)
Change in net assets from operations	$(877,478)	$(563,566)	$(633,368)	$(156,912)	$(1,242,027)	$(437,130)	$(1,059,010)
(a) Affiliated income	$3,828	$3,808	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Investment income
Dividends (a)	$2,873	$2,046	$3,217	$19,177	$4,903	$8,265	$50
Interest	—	—	—	—	—	—	8,700
Securities lending (a)	412	265	412	560	260	316	13
Total investment income	3,285	2,311	3,629	19,737	5,163	8,581	8,763

Expenses
Advisory fees	318	203	337	2,040	554	944	1,189
Administrative fees	239	152	252	1,643	415	708	—
12b-1 fees (Class A)	467	292	492	3,199	803	1,356	—
Legal fees	1	1	1	5	1	2	3
Board of trustee fees	2	1	2	11	4	5	6
Chief compliance officer fees	—	—	—	2	1	1	1
Other expenses	2	1	2	15	4	7	7
Total expenses	1,029	650	1,086	6,915	1,782	3,023	1,206
Expense waiver	—	—	—	(34)	(12)	(24)	(773)
Net expenses	1,029	650	1,086	6,881	1,770	2,999	433
Net investment income (loss)	2,256	1,661	2,543	12,856	3,393	5,582	8,330

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	6,905	2,721	7,664	38,350	4,258	13,585	(28,956)
Distributions from unaffiliated
investment companies	—	—	—	81	68	73	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(67,810)	(33,235)	(65,789)	(484,312)	(91,940)	(184,072)	(113,270)
Investments - affiliated	—	—	—	—	—	—	(108)
Net realized and unrealized gain (loss)	(60,905)	(30,514)	(58,125)	(445,881)	(87,614)	(170,414)	(142,334)
Change in net assets from operations	$(58,649)	$(28,853)	$(55,582)	$(433,025)	$(84,221)	$(164,832)	$(134,004)
(a) Affiliated income	$413	$265	$412	$560	$260	$316	$69

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Investment income
Dividends (a)	$17,615	$48,845	$26,462	$19,211	$4,207	$18,240	$14,221
Foreign taxes withheld	(1,738)	(3,402)	—	(10)	(560)	(1,690)	(1,810)
Interest	—	—	—	—	13,011	—	—
Securities lending (a)	82	241	155	161	3	43	557
Total investment income	15,959	45,684	26,617	19,362	16,661	16,593	12,968

Expenses
Advisory fees	975	2,353	3,389	2,631	7,361	4,707	2,716
Administrative fees	—	—	—	—	1,252	930	543
12b-1 fees (Class A)	—	—	—	—	352	1,156	680
Licensing fees paid to third parties	24	59	322	250	—	—	—
Legal fees	2	6	8	14	3	3	2
Board of trustee fees	5	12	16	11	6	2	3
Chief compliance officer fees	1	2	3	2	1	1	1
Dividends/interest on securities sold short	—	—	—	—	1,314	—	—
Net short holdings borrowing fees	—	—	—	—	1,152	—	—
Interest expense	—	—	—	—	123	—	—
Other expenses	18	18	23	20	39	26	21
Total expenses	1,025	2,450	3,761	2,928	11,603	6,825	3,966
Expense waiver	(268)	(1,235)	(2,033)	(1,579)	—	—	—
Net expenses	757	1,215	1,728	1,349	11,603	6,825	3,966
Net investment income (loss)	15,202	44,469	24,889	18,013	5,058	9,768	9,002

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(7,940)	(2,971)	(13,827)	7,863	(11,066)	(4,194)	(29,252)
Investments - affiliated	—	—	—	(23)	6	—	—
Securities sold short	—	—	—	—	17,684	—	—
Brokerage commissions recaptured	—	—	—	—	2	1	1
Purchased options	—	—	—	—	(2,199)	—	—
Written options	—	—	—	—	9,864	—	—
Foreign currency	(338)	(857)	—	—	(809)	(591)	(399)
Forward foreign currency contracts	6	(1,197)	—	—	3,308	(57)	8
Futures/futures options contracts	(2,594)	(1,528)	(5,586)	(3,269)	(11,235)	—	—
Swap agreements	—	—	—	—	5,428	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(174,164)	(532,933)	(739,562)	(573,369)	(213,986)	(329,566)	(270,224)
Investments - affiliated	—	(1,871)	—	(4,565)	(5)	(2,551)	—
Investment securities sold short	—	—	—	—	47,302	—	—
Purchased options	—	—	—	—	170	—	—
Written options	—	—	—	—	(2,035)	—	—
Foreign currency	(19)	(653)	—	—	(97)	—	(101)
Forward foreign currency contracts	—	(362)	—	—	1,670	(5)	—
Futures/futures options contracts	(126)	(429)	(1,928)	(270)	(5,279)	—	—
Swap agreements	—	—	—	—	2,389	—	—
Net realized and unrealized gain (loss)	(185,175)	(542,801)	(760,903)	(573,633)	(158,888)	(336,963)	(299,967)
Change in net assets from operations	$(169,973)	$(498,332)	$(736,014)	$(555,620)	$(153,830)	$(327,195)	$(290,965)
(a) Affiliated income	$84	$292	$164	$165	$106	$63	$559

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund(b)	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund
Investment income
Dividends (a)	$11,775	$4,281	$10,063	$2,146	$54	$3,402	$6,210
Foreign taxes withheld	(116)	(32)	(86)	—	(6)	—	(527)
Securities lending (a)	63	683	43	—	—	1	28
Total investment income	11,722	4,932	10,020	2,146	48	3,403	5,711

Expenses
Advisory fees	5,222	7,189	5,957	278	12	777	2,385
Administrative fees	1,250	1,278	888	139	3	291	675
12b-1 fees (Class A)	661	3,255	1,850	—	6	575	1,315
Licensing fees paid to third parties	—	—	—	28	—	—	—
Legal fees	4	6	4	1	—	1	2
Board of trustee fees	9	5	9	1	—	2	—
Chief compliance officer fees	2	3	2	—	—	—	1
Other expenses	10	23	11	1	—	3	9
Total expenses	7,158	11,759	8,721	448	21	1,649	4,387
Expense waiver	—	—	—	(319)	—	—	—
Net expenses	7,158	11,759	8,721	129	21	1,649	4,387
Net investment income (loss)	4,564	(6,827)	1,299	2,017	27	1,754	1,324

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	76,531	(108,423)	42,930	1,769	11	1,829	(31,412)
Investments - affiliated	—	(11)	—	—	—	—	—
Brokerage commissions recaptured	28	129	30	—	—	—	—
Foreign currency	—	(27)	—	—	(15)	—	(1)
Forward foreign currency contracts	—	43	—	—	32	—	(11)
Futures/futures options contracts	—	—	—	(752)	—	(2,584)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(449,066)	(952,818)	(355,651)	(65,754)	(1,128)	(55,436)	(412,160)
Investments - affiliated	—	(631)	—	(92)	—	—	—
Foreign currency	—	—	—	—	—	—	(23)
Forward foreign currency contracts	—	—	—	—	(26)	—	—
Futures/futures options contracts	—	—	—	(60)	—	(1,516)	—
Net realized and unrealized gain (loss)	(372,507)	(1,061,738)	(312,691)	(64,889)	(1,126)	(57,707)	(443,607)
Change in net assets from operations	$(367,943)	$(1,068,565)	$(311,392)	$(62,872)	$(1,099)	$(55,953)	$(442,283)
(a) Affiliated income	$90	$716	$59	$6	$—	$12	$30

(b)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Investment income
Dividends (a)	$49	$24,499	$23,562	$14,140	$32,687	$3,900	$3,496
Foreign taxes withheld	—	(970)	(615)	(135)	(2,587)	(33)	(266)
Interest	—	9,427	—	—	—	—	—
Net prime broker interest income	—	7	—	—	—	—	—
Securities lending (a)	64	298	70	26	196	12	26
Total investment income	113	33,261	23,017	14,031	30,296	3,879	3,256

Expenses
Advisory fees	238	10,194	3,247	9,691	3,868	3,103	357
Administrative fees	71	2,613	933	2,030	1,123	952	119
12b-1 fees (Class A)	2	4,902	1,729	5,138	810	701	226
Legal fees	—	7	1	10	3	3	1
Board of trustee fees	1	—	—	13	10	5	3
Chief compliance officer fees	—	3	1	4	1	1	—
Dividends/interest on securities sold short	—	51	—	—	—	—	—
Other expenses	1	32	10	31	10	9	—
Total expenses	313	17,802	5,921	16,917	5,825	4,774	706
Expense waiver	—	—	—	—	—	—	(2)
Net expenses	313	17,802	5,921	16,917	5,825	4,774	704
Net investment income (loss)	(200)	15,459	17,096	(2,886)	24,471	(895)	2,552

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(5,367)	90,124	196,815	(3,701)	55,725	45,292	(802)
Investments - affiliated	—	1,307	—	—	—	—	—
Securities sold short	—	(104)	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	19	1	—
Purchased options	—	(12,274)	—	—	—	—	—
Written options	—	11,356	—	—	—	—	—
Foreign currency	—	454	(408)	(34)	(466)	—	(82)
Forward foreign currency contracts	—	(33,691)	(2)	—	5	—	(4)
Futures/futures options contracts	—	(2,837)	—	—	—	—	(600)
Swap agreements	—	45,165	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(73,352)	(738,299)	(290,109)	(1,786,491)	(306,526)	(543,953)	(32,819)
Investments - affiliated	—	(1,917)	—	—	—	—	—
Investment securities sold short	—	714	—	—	—	—	—
Purchased options	—	(1,864)	—	—	—	—	—
Written options	—	(5,487)	—	—	—	—	—
Foreign currency	—	(105)	(12)	—	(232)	—	(6)
Forward foreign currency contracts	—	4,535	—	—	—	—	—
Futures/futures options contracts	—	2,386	—	—	—	—	3
Swap agreements	—	(18,569)	—	—	—	—	—
Net realized and unrealized gain (loss)	(78,719)	(659,106)	(93,716)	(1,790,226)	(251,475)	(498,660)	(34,310)
Change in net assets from operations	$(78,919)	$(643,647)	$(76,620)	$(1,793,112)	$(227,004)	$(499,555)	$(31,758)
(a) Affiliated income	$64	$754	$95	$69	$210	$26	$27

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Investment income
Dividends (a)	$11,262	$3,165	$38	$2	$8	$49	$78
Foreign taxes withheld	(4)	(4)	—	—	—	—	—
Interest	—	—	52,910	17,260	29,451	45,130	19,096
Securities lending (a)	8	14	106	60	—	—	24
Total investment income	11,266	3,175	53,054	17,322	29,459	45,179	19,198

Expenses
Advisory fees	2,755	1,324	5,926	2,389	6,795	4,955	2,432
Administrative fees	702	366	1,596	581	1,864	1,177	638
12b-1 fees (Class A)	1,947	705	3,380	219	2,931	1,344	1,364
Legal fees	11	8	7	2	6	5	3
Board of trustee fees	7	—	15	3	14	10	9
Chief compliance officer fees	1	—	3	1	2	2	1
Other expenses	12	6	23	6	16	15	7
Total expenses	5,435	2,409	10,950	3,201	11,628	7,508	4,454
Expense waiver	(26)	(19)	—	—	—	—	—
Net expenses	5,409	2,390	10,950	3,201	11,628	7,508	4,454
Net investment income (loss)	5,857	785	42,104	14,121	17,831	37,671	14,744

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	60,419	11,864	(90,372)	(9,031)	(22,894)	(36,392)	(16,326)
Investments - affiliated	—	65	—	—	—	—	—
Foreign currency	—	—	(5)	—	—	—	—
Forward foreign currency contracts	—	—	68	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	(185)
Swap agreements	—	—	—	—	(115,867)	—	(164)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(360,102)	(116,165)	(309,947)	(133,693)	(94,892)	(212,867)	(155,232)
Investments - affiliated	(69)	(396)	—	—	—	—	—
Foreign currency	—	—	27	—	—	—	—
Forward foreign currency contracts	—	—	62	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	(92)
Swap agreements	—	—	—	—	(422,289)	—	7
Net realized and unrealized gain (loss)	(299,752)	(104,632)	(400,167)	(142,724)	(655,942)	(249,259)	(171,992)
Change in net assets from operations	$(293,895)	$(103,847)	$(358,063)	$(128,603)	$(638,111)	$(211,588)	$(157,248)
(a) Affiliated income	$9	$15	$143	$61	$8	$49	$79

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund
Investment income
Dividends (a)	$14,959	$13,697	$74,188	$23,432	$14,190	$4,504	$14,315
Foreign taxes withheld	(303)	(106)	—	(1,516)	(1,274)	(2)	(110)
Interest	—	29,059	1	—	—	—	—
Securities lending (a)	67	86	55	50	49	5	2
Total investment income	14,723	42,736	74,244	21,966	12,965	4,507	14,207

Expenses
Advisory fees	3,443	4,489	7,280	3,460	2,923	1,017	2,773
Administrative fees	744	848	4,118	577	643	235	796
12b-1 fees (Class A)	1,016	2,534	8,771	431	763	229	431
Legal fees	1	4	14	2	2	1	2
Board of trustee fees	—	11	31	2	4	2	7
Chief compliance officer fees	1	1	5	1	1	—	1
Other expenses	5	10	38	22	7	5	8
Total expenses	5,210	7,897	20,257	4,495	4,343	1,489	4,018
Expense waiver	—	—	—	—	—	—	(8)
Net expenses	5,210	7,897	20,257	4,495	4,343	1,489	4,010
Net investment income (loss)	9,513	34,839	53,987	17,471	8,622	3,018	10,197

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	44,041	89,948	(3,986)	3,654	33,206	15,556	37,355
Brokerage commissions recaptured	—	17	—	—	—	44	1
Foreign currency	(6)	4	—	(1,262)	(19)	(5)	(25)
Forward foreign currency contracts	(1)	—	—	(58)	840	(1)	—
Futures/futures options contracts	—	—	(10,454)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(97,381)	(249,472)	(1,098,026)	(176,276)	(206,034)	(85,786)	(132,046)
Foreign currency	(45)	(79)	—	(32)	(142)	—	(48)
Forward foreign currency contracts	—	—	—	—	179	—	—
Futures/futures options contracts	—	—	(426)	—	—	—	—
Net realized and unrealized gain (loss)	(53,392)	(159,582)	(1,112,892)	(173,974)	(171,970)	(70,192)	(94,763)
Change in net assets from operations	$(43,879)	$(124,743)	$(1,058,905)	$(156,503)	$(163,348)	$(67,174)	$(84,566)
(a) Affiliated income	$82	$96	$63	$66	$55	$5	$20

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund
Investment income
Dividends (a)	$11,534	$4,152	$9,127	$4,807	$6,889	$27	$17,273
Foreign taxes withheld	(966)	(14)	(532)	(8)	—	—	(23)
Interest	—	—	5,307	—	—	15,104	—
Securities lending (a)	33	51	67	1	15	2	—
Total investment income	10,601	4,189	13,969	4,800	6,904	15,133	17,250

Expenses
Advisory fees	5,152	6,169	3,646	1,711	7,687	2,070	3,806
Administrative fees	1,546	944	929	513	1,561	734	791
12b-1 fees (Class A)	2,265	2,801	1,848	820	4,165	1,686	1,399
Legal fees	5	5	3	2	8	3	4
Board of trustee fees	5	4	5	4	9	8	14
Chief compliance officer fees	2	2	1	1	3	1	1
Dividends/interest on securities sold short	—	—	59	—	—	—	—
Net short holdings borrowing fees	—	—	57	38	—	—	—
Other expenses	22	14	—	5	22	9	11
Total expenses	8,997	9,939	6,548	3,094	13,455	4,511	6,026
Net investment income (loss)	1,604	(5,750)	7,421	1,706	(6,551)	10,622	11,224

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	216,519	(124,900)	(2,954)	14,050	52,261	1,587	36,358
Securities sold short	—	—	(455)	—	—	—	—
Brokerage commissions recaptured	—	2	8	2	32	—	—
Purchased options	—	—	14,845	45,374	—	—	—
Written options	—	—	—	31,893	—	—	—
Foreign currency	(126)	(4)	(255)	—	—	—	—
Forward foreign currency contracts	(11)	—	16,066	—	—	—	—
Futures/futures options contracts	—	—	(48,764)	(3,166)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(1,046,592)	(832,329)	(246,187)	(159,920)	(1,211,017)	(146,698)	(218,044)
Investment securities sold short	—	—	240	—	—	—	—
Purchased options	—	—	—	(144)	—	—	—
Written options	—	—	—	404	—	—	—
Foreign currency	(86)	—	512	—	—	—	(2)
Forward foreign currency contracts	—	—	5,735	—	—	—	—
Futures/futures options contracts	—	—	(7,380)	108	—	—	—
Net realized and unrealized gain (loss)	(830,296)	(957,231)	(268,589)	(71,399)	(1,158,724)	(145,111)	(181,688)
Change in net assets from operations	$(828,692)	$(962,981)	$(261,168)	$(69,693)	$(1,165,275)	$(134,489)	$(170,464)
(a) Affiliated income	$35	$79	$92	$5	$52	$29	$18

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund
Investment income
Dividends (a)	$8,922	$5,444	$8	$1,145	$6,818	$4,211	$13,122
Foreign taxes withheld	(664)	(417)	—	—	—	—	—
Interest	—	—	9,082	—	—	—	—
Securities lending (a)	29	1	38	8	324	26	—
Total investment income	8,287	5,028	9,128	1,153	7,142	4,237	13,122

Expenses
Advisory fees	1,855	2,046	1,450	253	1,409	351	1,171
Administrative fees	397	558	622	192	1,191	274	981
12b-1 fees (Class A)	163	548	437	377	2,361	536	1,928
Licensing fees paid to third parties	—	—	—	7	40	9	124
Legal fees	1	2	2	1	4	1	3
Board of trustee fees	—	2	7	—	3	4	7
Chief compliance officer fees	—	1	1	—	2	—	1
Other expenses	2	9	4	3	18	2	9
Total expenses	2,418	3,166	2,523	833	5,028	1,177	4,224
Expense waiver	—	—	—	(1)	(4)	(2)	(6)
Net expenses	2,418	3,166	2,523	832	5,024	1,175	4,218
Net investment income (loss)	5,869	1,862	6,605	321	2,118	3,062	8,904

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(5,909)	36,807	(3,876)	16,689	150,332	4,560	21,279
Brokerage commissions recaptured	—	25	—	—	—	—	—
Foreign currency	(259)	(18)	—	—	—	—	—
Forward foreign currency contracts	165	8	—	—	—	—	—
Futures/futures options contracts	—	—	(6,499)	(408)	(1,178)	(434)	(3,299)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(118,035)	(286,080)	(33,421)	(116,627)	(800,446)	(42,637)	(235,583)
Foreign currency	(23)	(112)	—	—	—	—	—
Futures/futures options contracts	—	—	(1,883)	(59)	(120)	125	(301)
Net realized and unrealized gain (loss)	(124,061)	(249,370)	(45,679)	(100,405)	(651,412)	(38,386)	(217,904)
Change in net assets from operations	$(118,192)	$(247,508)	$(39,074)	$(100,084)	$(649,294)	$(35,324)	$(209,000)
(a) Affiliated income	$35	$5	$46	$9	$325	$28	$2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund
Investment income
Dividends (a)	$45,560	$14,235	$28,481	$1,438	$19,840	$2,312	$23,057
Foreign taxes withheld	—	(2)	—	—	(32)	—	(61)
Interest	1	—	1	—	1	—	1
Securities lending (a)	5	104	30	10	96	1	752
Total investment income	45,566	14,337	28,512	1,448	19,905	2,313	23,749

Expenses
Advisory fees	2,019	1,407	3,249	195	3,942	223	4,619
Administrative fees	1,729	1,189	2,768	144	3,336	167	3,908
12b-1 fees (Class A)	3,421	2,342	5,649	280	6,912	326	8,183
Licensing fees paid to third parties	57	39	95	5	116	6	982
Legal fees	5	4	9	—	12	—	14
Board of trustee fees	24	9	22	1	16	2	20
Chief compliance officer fees	2	1	4	—	5	—	5
Other expenses	14	12	25	3	43	2	45
Total expenses	7,271	5,003	11,821	628	14,382	726	17,776
Expense waiver	(6)	(6)	(9)	(1)	(17)	(1)	(25)
Net expenses	7,265	4,997	11,812	627	14,365	725	17,751
Net investment income (loss)	38,301	9,340	16,700	821	5,540	1,588	5,998

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	54,012	43,379	81,429	10,884	487,423	2,493	229,343
Investments - affiliated	—	178	—	—	—	—	—
Futures/futures options contracts	3,989	(2,441)	(1,569)	(360)	(3,119)	(175)	(8,807)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	312,151	(390,757)	(569,079)	(52,464)	(2,211,271)	(54,642)	(2,206,799)
Investments - affiliated	—	(6,621)	(913)	—	—	—	—
Futures/futures options contracts	(314)	(109)	(208)	(11)	177	(103)	(1,565)
Net realized and unrealized gain (loss)	369,838	(356,371)	(490,340)	(41,951)	(1,726,790)	(52,427)	(1,987,828)
Change in net assets from operations	$408,139	$(347,031)	$(473,640)	$(41,130)	$(1,721,250)	$(50,839)	$(1,981,830)
(a) Affiliated income	$11	$278	$34	$11	$97	$2	$760

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Investment income
Dividends (a)	$3,818	$90,476	$42,207	$5,673	$4,447	$21,117	$148
Foreign taxes withheld	—	—	(10)	—	(168)	(78)	(8)
Interest	—	—	1	—	1	—	—
Securities lending (a)	3	1,003	249	1	27	10	—
Total investment income	3,821	91,479	42,447	5,674	4,307	21,049	140

Expenses
Advisory fees	243	6,048	4,336	380	369	5,866	8
Administrative fees	184	5,416	3,980	298	289	1,073	6
12b-1 fees (Class A)	346	17,545	8,389	586	565	3,148	5
Licensing fees paid to third parties	6	1,171	89	10	10	—	3
Legal fees	1	28	14	1	1	5	—
Board of trustee fees	1	63	25	—	2	14	—
Chief compliance officer fees	—	11	5	—	—	2	—
Other expenses	4	73	37	1	3	14	—
Total expenses	785	30,355	16,875	1,276	1,239	10,122	22
Expense waiver	(3)	—	—	(2)	(2)	—	—
Net expenses	782	30,355	16,875	1,274	1,237	10,122	22
Net investment income (loss)	3,039	61,124	25,572	4,400	3,070	10,927	118

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3,880	140,844	(22,178)	3,255	(1,538)	31,949	(159)
Investments - affiliated	—	564	6	—	—	1,101	20
Brokerage commissions recaptured	—	—	—	—	—	34	—
Foreign currency	—	—	—	—	(27)	1	1
Forward foreign currency contracts	—	—	—	—	(96)	—	(1)
Futures/futures options contracts	(316)	(26,393)	(6,523)	(587)	(1,361)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(64,576)	(2,815,560)	(1,367,129)	(21,895)	(87,659)	(375,612)	(3,352)
Investments - affiliated	—	(4,416)	(1,589)	—	(225)	(8,434)	(229)
Foreign currency	—	—	—	—	(25)	(1)	—
Forward foreign currency contracts	—	—	—	—	(43)	—	—
Futures/futures options contracts	27	(648)	(385)	10	(79)	—	—
Net realized and unrealized gain (loss)	(60,985)	(2,705,609)	(1,397,798)	(19,217)	(91,053)	(350,962)	(3,720)
Change in net assets from operations	$(57,946)	$(2,644,485)	$(1,372,226)	$(14,817)	$(87,983)	$(340,035)	$(3,602)
(a) Affiliated income	$3	$1,205	$309	$3	$35	$288	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund(b)	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund
Investment income
Dividends (a)	$2,203	$8,120	$51	$1	$2	$8,978	$26
Foreign taxes withheld	(1)	—	—	—	(8)	(89)	(1)
Interest	—	—	594	19	14,751	—	37,811
Securities lending (a)	4	—	—	—	64	5	17
Total investment income	2,206	8,120	645	20	14,809	8,894	37,853

Expenses
Advisory fees	369	951	332	16	1,917	1,787	3,665
Administrative fees	221	713	110	3	598	596	1,139
12b-1 fees (Class A)	427	568	79	7	970	1,169	1,229
Licensing fees paid to third parties	51	525	—	—	—	—	—
Legal fees	1	2	—	—	1	1	4
Board of trustee fees	2	5	—	—	—	—	7
Chief compliance officer fees	—	1	—	—	1	—	1
Other expenses	3	6	—	—	5	5	17
Total expenses	1,074	2,771	521	26	3,492	3,558	6,062
Expense waiver	(3)	—	—	—	—	—	—
Net expenses	1,071	2,771	521	26	3,492	3,558	6,062
Net investment income (loss)	1,135	5,349	124	(6)	11,317	5,336	31,791

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	21,963	76,010	(4)	—	(29,076)	38,201	(46,838)
Investments - affiliated	(48)	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	29	—
Purchased options	—	—	—	—	—	—	(236)
Written options	—	—	—	—	—	—	(547)
Foreign currency	—	—	—	—	(94)	—	675
Forward foreign currency contracts	—	—	—	—	1,997	—	18,909
Futures/futures options contracts	(280)	(859)	19,698	(327)	25,045	—	6,285
Swap agreements	—	—	—	—	(8,345)	—	(5,346)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(98,845)	(248,033)	(1,664)	(38)	(104,718)	(121,172)	(147,908)
Investments - affiliated	(117)	—	—	—	—	—	—
Purchased options	—	—	—	—	—	—	42
Written options	—	—	—	—	—	—	(5,049)
Foreign currency	—	—	—	—	(24)	(4)	(789)
Forward foreign currency contracts	—	—	—	—	(185)	—	936
Futures/futures options contracts	(2)	(81)	(40,302)	(558)	4,816	—	(638)
Swap agreements	—	—	—	—	(2,887)	—	(9,888)
Net realized and unrealized gain (loss)	(77,329)	(172,963)	(22,272)	(923)	(113,471)	(82,946)	(190,392)
Change in net assets from operations	$(76,194)	$(167,614)	$(22,148)	$(929)	$(102,154)	$(77,610)	$(158,601)
(a) Affiliated income	$8	$2	$51	$1	$66	$27	$17

(b)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
Investment income
Dividends (a)	$44	$19	$191	$521	$20	$4,069	$27,615
Foreign taxes withheld	—	(8)	—	—	—	—	(1)
Interest	26,500	60,740	31,418	49,529	23,585	—	—
Securities lending (a)	13	1	—	207	14	19	21
Total investment income	26,557	60,752	31,609	50,257	23,619	4,088	27,635

Expenses
Advisory fees	2,390	3,477	2,995	2,865	3,230	432	2,161
Administrative fees	714	908	969	851	852	360	1,874
12b-1 fees (Class A)	812	2,058	1,907	2,061	1,014	711	3,712
Licensing fees paid to third parties	—	—	—	—	—	84	493
Legal fees	4	4	3	4	4	1	6
Board of trustee fees	6	12	9	7	7	3	12
Chief compliance officer fees	1	2	1	2	1	1	2
Dividends/interest on securities sold short	—	759	—	—	—	—	—
Interest expense	291	825	—	—	—	—	—
Other expenses	17	19	41	15	11	4	18
Total expenses	4,235	8,064	5,925	5,805	5,119	1,596	8,278
Expense waiver	—	—	—	—	—	(2)	—
Net expenses	4,235	8,064	5,925	5,805	5,119	1,594	8,278
Net investment income (loss)	22,322	52,688	25,684	44,452	18,500	2,494	19,357

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(60,981)	(145,862)	(14,776)	(32,709)	(46,855)	18,606	95,216
Investments - affiliated	—	—	—	—	—	(12)	7
Purchased options	—	(21)	—	—	—	—	—
Written options	847	536	—	—	—	—	—
Foreign currency	(670)	(584)	—	—	—	—	—
Forward foreign currency contracts	3,480	13,180	—	—	—	—	—
Futures/futures options contracts	699	34,350	—	—	(12,570)	(97)	(2,162)
Swap agreements	(3,687)	(5,962)	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(211,173)	(112,961)	(108,824)	(272,499)	(187,755)	(113,820)	(477,313)
Investments - affiliated	—	—	—	—	—	(156)	(628)
Investment securities sold short	—	133	—	—	—	—	—
Purchased options	—	5,800	—	—	—	—	—
Written options	(770)	(9,670)	—	—	—	—	—
Foreign currency	29	(273)	—	—	—	—	—
Forward foreign currency contracts	1,351	5,283	—	—	—	—	—
Futures/futures options contracts	316	(4,444)	—	—	(379)	(107)	(80)
Swap agreements	1,664	(916)	—	—	—	—	—
Net realized and unrealized gain (loss)	(268,895)	(221,411)	(123,600)	(305,208)	(247,559)	(95,586)	(384,960)
Change in net assets from operations	$(246,573)	$(168,723)	$(97,916)	$(260,756)	$(229,059)	$(93,092)	$(365,603)
(a) Affiliated income	$13	$1	$49	$223	$34	$20	$77

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund
Investment income
Dividends (a)	$3,877	$38,700	$19,660	$14,825	$63	$189	$48,869
Foreign taxes withheld	(161)	(239)	(434)	(37)	—	—	(629)
Interest	2,723	56,473	—	—	14,531	21,054	—
Securities lending (a)	40	148	119	95	41	211	42
Total investment income	6,479	95,082	19,345	14,883	14,635	21,454	48,282

Expenses
Advisory fees	1,409	29,337	22,057	16,785	2,417	1,645	12,367
Administrative fees	387	7,633	4,745	2,738	789	484	2,546
12b-1 fees (Class A)	770	15,971	12,211	8,217	1,954	227	4,869
Legal fees	1	27	25	14	4	2	13
Board of trustee fees	3	68	26	23	7	3	30
Chief compliance officer fees	—	10	10	5	1	1	5
Other expenses	11	70	75	39	9	4	32
Total expenses	2,581	53,116	39,149	27,821	5,181	2,366	19,862
Expense waiver	—	(2)	—	(281)	—	(55)	—
Net expenses	2,581	53,114	39,149	27,540	5,181	2,311	19,862
Net investment income (loss)	3,898	41,968	(19,804)	(12,657)	9,454	19,143	28,420

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	13,563	749,252	112,708	190,675	(9,454)	(14,828)	339,045
Investments - affiliated	(1)	—	—	—	—	—	—
Written options	—	44,291	—	—	—	—	—
Foreign currency	(46)	(57)	(19)	—	—	—	30
Forward foreign currency contracts	(2)	(34)	—	—	—	—	(5)
Futures/futures options contracts	(436)	—	—	—	(3,234)	—	—
Swap agreements	(43)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(118,436)	(2,719,818)	(4,691,517)	(1,865,527)	(60,537)	(118,202)	(1,205,259)
Investments - affiliated	—	(86)	—	—	—	—	—
Written options	—	130,498	—	—	—	—	—
Foreign currency	(15)	4	—	—	—	—	(28)
Forward foreign currency contracts	(6)	—	—	—	—	—	—
Futures/futures options contracts	(38)	—	—	—	(856)	—	—
Swap agreements	(30)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(105,490)	(1,795,950)	(4,578,828)	(1,674,852)	(74,081)	(133,030)	(866,217)
Change in net assets from operations	$(101,592)	$(1,753,982)	$(4,598,632)	$(1,687,509)	$(64,627)	$(113,887)	$(837,797)
(a) Affiliated income	$75	$1,305	$386	$554	$104	$240	$339

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/WCM China Quality Growth Fund(b)	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund
Investment income
Dividends (a)	$35	$10,833	$236	$14	$11,256	$55,404	$12,537
Foreign taxes withheld	(2)	(929)	(36)	(121)	(1,226)	(974)	(47)
Interest	—	—	1,162	10,743	2	30,288	—
Securities lending (a)	—	41	—	14	4	88	4
Total investment income	33	9,945	1,362	10,650	10,036	84,806	12,494

Expenses
Advisory fees	8	6,188	699	1,362	2,539	15,026	1,790
Administrative fees	2	1,399	67	356	731	4,427	612
12b-1 fees (Class A)	3	813	90	706	1,119	14,152	1,044
Legal fees	—	3	—	—	2	23	2
Board of trustee fees	—	—	1	—	4	50	8
Chief compliance officer fees	—	1	—	—	1	9	1
Dividends/interest on securities sold short	—	—	82	—	—	—	—
Net short holdings borrowing fees	—	—	28	—	—	—	—
Other expenses	—	7	1	11	12	59	3
Foreign tax overdraft expense	1	—	—	—	—	—	—
Total expenses	14	8,411	968	2,435	4,408	33,746	3,460
Net investment income (loss)	19	1,534	394	8,215	5,628	51,060	9,034

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	68	160,864	(2,575)	(108,374)	36,751	116,912	12,451
Investments - affiliated	—	—	(24)	—	—	—	—
Securities sold short	—	—	1,830	—	—	—	—
Brokerage commissions recaptured	—	6	—	—	—	4	2
Purchased options	—	—	(639)	—	—	—	—
Written options	—	—	3,098	—	—	—	—
Foreign currency	11	(163)	(133)	(1,960)	(729)	(22)	(3)
Forward foreign currency contracts	—	(135)	1,163	(10,066)	(447)	(30)	—
Futures/futures options contracts	—	—	—	(499)	—	(7,114)	—
Swap agreements	—	—	2,296	—	—	52	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	448	(908,490)	(8,543)	74,360	(356,073)	(1,801,439)	(78,231)
Investments - affiliated	—	—	(2)	—	—	—	—
Investment securities sold short	—	—	1,018	—	—	—	—
Purchased options	—	—	473	—	—	—	—
Written options	—	—	680	—	—	—	—
Foreign currency	—	(75)	—	114	(131)	(33)	(2)
Forward foreign currency contracts	—	—	640	1,383	—	—	—
Futures/futures options contracts	—	—	—	(423)	—	(52)	—
Swap agreements	—	—	(7,061)	—	—	(303)	—
Net realized and unrealized gain (loss)	527	(747,993)	(7,779)	(45,465)	(320,629)	(1,692,025)	(65,783)
Change in net assets from operations	$546	$(746,459)	$(7,385)	$(37,250)	$(315,001)	$(1,640,965)	$(56,749)
(a) Affiliated income	$—	$61	$7	$28	$13	$347	$34

(b)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2022

	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$13,373	$—	$17,267
Foreign taxes withheld	(307)	—	(69)
Interest	—	5,495	—
Securities lending (a)	9	—	1
Total investment income	13,075	5,495	17,199

Expenses
Advisory fees	2,521	1,961	2,977
Administrative fees	658	1,258	794
12b-1 fees (Class A)	1,308	3,712	1,289
Legal fees	2	6	4
Board of trustee fees	4	20	9
Chief compliance officer fees	1	2	1
Other expenses	11	9	10
Total expenses	4,505	6,968	5,084
Expense waiver	—	(2,969)	—
Recovery of previously reimbursed
expenses	—	299	—
Net expenses	4,505	4,298	5,084
Net investment income (loss)	8,570	1,197	12,115

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(9,293)	—	92,730
Brokerage commissions recaptured	3	—	—
Foreign currency	(97)	—	7
Forward foreign currency contracts	47	—	(1)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(223,140)	—	(269,659)
Foreign currency	(30)	—	(14)
Forward foreign currency contracts	4	—	—
Net realized and unrealized gain (loss)	(232,506)	—	(176,937)
Change in net assets from operations	$(223,936)	$1,197	$(164,822)
(a) Affiliated income	$11	$—	$10

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Cash Flows (in thousands)

For the Period Ended June 30, 2022

JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$(168,723)
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(451,037)
Proceeds from sales and maturities of long-term investments	777,076
Net (purchases) sales of short-term investments	16,752
Proceeds from securities sold short/forward sales commitments	2,442
Purchases to cover securities sold short/forward sales commitments	(23)
(Increase) decrease in receivable for investment securities sold	(4,613)
Increase (decrease) in payable for investment securities purchased	3,473
(Increase) decrease in receivable for dividends and interest	106
Increase (decrease) in payable for dividends on securities sold short	19
Increase (decrease) in payable for interest expense and brokerage charges	—
Increase (decrease) in payable for expenses	(78)
(Increase) decrease in receivable for deposits with brokers and counterparties	(8,125)
Increase (decrease) in payable for deposits from counterparties	3,242
Increase (decrease) in other assets	(9)
Net amortization	14,081
Net inflation compensation	(63,185)
Net proceeds from (payments for) OTC swap agreements	(2,348)
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	31,511
Loss from currency transactions	12,323
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	117,048
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	104,363
Net cash flow provided by (used in) operating activities	374,889
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(55,275)
Increase (decrease) in payable for reverse repurchase agreements	(379,046)
Net borrowing from secured financing transactions	(188)
Net fees from secured borrowing transactions	279
(Increase) decrease in receivable for treasury roll transactions	729,668
Increase (decrease) in payable for treasury roll transactions	(678,953)
Net cash flow provided by (used in) financing activities	(383,515)
Net increase (decrease) in cash and cash equivalents	780
Cash and cash equivalents at beginning of period	24,782
Cash and cash equivalents at end of period	$16,265

Supplemental disclosure of operating activities:
Interest expense during the period	$825

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$9,800
Foreign currency	6,465
Total cash and cash equivalents presented in the statements of cash flows	$16,265

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$3,345	$456	$2,639	$(55)	$(554)	$(2,093)	$(5,283)
Net realized gain (loss)	269,863	(881)	626	1,965	101,495	220,332	567,291
Net change in unrealized appreciation
(depreciation)	(737,415)	(9,875)	(35,844)	(79,015)	(383,685)	(515,134)	(1,935,216)
Change in net assets from operations	(464,207)	(10,300)	(32,579)	(77,105)	(282,744)	(296,895)	(1,373,208)
Share transactions[1]
Proceeds from the sale of shares
Class A	350,257	93,954	95,607	29,063	105,989	80,816	627,595
Class I	9,484	1,946	1,939	1,159	3,753	3,028	19,845
Cost of shares redeemed
Class A	(279,689)	(28,898)	(31,929)	(52,914)	(123,463)	(99,524)	(620,954)
Class I	(8,413)	(626)	(1,448)	(899)	(5,366)	(3,105)	(15,443)
Change in net assets from
share transactions	71,639	66,376	64,169	(23,591)	(19,087)	(18,785)	11,043
Change in net assets	(392,568)	56,076	31,590	(100,696)	(301,831)	(315,680)	(1,362,165)
Net assets beginning of period	2,838,157	64,483	282,587	485,822	1,012,365	928,923	4,562,808
Net assets end of period	$2,445,589	$120,559	$314,177	$385,126	$710,534	$613,243	$3,200,643

[1]Share transactions
Shares sold
Class A	23,831	9,919	7,552	2,733	4,813	4,282	14,716
Class I	608	205	151	106	169	154	448
Shares redeemed
Class A	(19,225)	(3,149)	(2,557)	(4,949)	(5,676)	(5,360)	(14,611)
Class I	(548)	(68)	(113)	(84)	(246)	(155)	(360)
Change in shares
Class A	4,606	6,770	4,995	(2,216)	(863)	(1,078)	105
Class I	60	137	38	22	(77)	(1)	88
Purchases and sales of long term
investments
Purchase of securities	$384,774	$82,839	$71,131	$12,499	$114,225	$246,424	$699,587
Proceeds from sales of securities	$44,627	$14,516	$4,307	$29,818	$47,299	$42,102	$186,460

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$(1,520)	$2,231	$2,277	$4,830	$(2,868)	$(2,738)	$(5,908)
Net realized gain (loss)	945,833	197,126	133,672	824,542	(6,652)	(8,245)	(6,917)
Net change in unrealized appreciation
(depreciation)	(3,044,429)	(617,409)	(559,222)	(1,352,932)	(126,582)	(162,333)	(491,034)
Change in net assets from operations	(2,100,116)	(418,052)	(423,273)	(523,560)	(136,102)	(173,316)	(503,859)
Share transactions[1]
Proceeds from the sale of shares
Class A	793,166	138,084	143,562	297,757	104,558	92,383	171,005
Class I	17,854	3,803	4,824	7,899	3,291	3,301	9,138
Cost of shares redeemed
Class A	(958,177)	(177,732)	(172,906)	(385,069)	(188,680)	(116,553)	(250,018)
Class I	(16,943)	(2,219)	(3,592)	(4,954)	(4,509)	(2,839)	(6,009)
Change in net assets from
share transactions	(164,100)	(38,064)	(28,112)	(84,367)	(85,340)	(23,708)	(75,884)
Change in net assets	(2,264,216)	(456,116)	(451,385)	(607,927)	(221,442)	(197,024)	(579,743)
Net assets beginning of period	10,614,389	1,845,492	1,772,363	4,014,589	1,319,956	1,068,914	2,645,106
Net assets end of period	$8,350,173	$1,389,376	$1,320,978	$3,406,662	$1,098,514	$871,890	$2,065,363

[1]Share transactions
Shares sold
Class A	23,309	9,060	8,964	9,439	8,834	7,982	12,002
Class I	514	240	295	241	263	289	612
Shares redeemed
Class A	(28,157)	(11,835)	(10,896)	(12,237)	(16,009)	(10,199)	(17,572)
Class I	(483)	(143)	(223)	(156)	(366)	(244)	(406)
Change in shares
Class A	(4,848)	(2,775)	(1,932)	(2,798)	(7,175)	(2,217)	(5,570)
Class I	31	97	72	85	(103)	45	206
Purchases and sales of long term
investments
Purchase of securities	$945,240	$232,333	$158,550	$868,844	$17,637	$18,714	$16,305
Proceeds from sales of securities	$234,123	$62,133	$56,521	$140,034	$105,873	$45,188	$98,167

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(7,642)	$(5,992)	$(3,482)	$(1,654)	$(5,913)	$(5,448)	$(9,669)
Net realized gain (loss)	(11,885)	(6,575)	52,672	8,010	52,922	46,510	112,573
Net change in unrealized appreciation
(depreciation)	(722,075)	(548,371)	(435,916)	(104,086)	(679,728)	(446,888)	(932,721)
Change in net assets from operations	(741,602)	(560,938)	(386,726)	(97,730)	(632,719)	(405,826)	(829,817)
Share transactions[1]
Proceeds from the sale of shares
Class A	267,087	233,087	103,179	102,068	145,080	131,158	154,620
Class I	12,209	7,954	1,917	2,314	352	2,593	2,723
Proceeds in connection with acquisition
Class A	—	—	—	—	1,045,021	—	—
Class I	—	—	—	—	5,489	—	—
Cost of shares redeemed
Class A	(433,040)	(330,304)	(182,993)	(140,270)	(296,215)	(259,199)	(417,273)
Class I	(9,489)	(9,762)	(1,547)	(1,973)	(1,752)	(7,358)	(1,015)
Change in net assets from
share transactions	(163,233)	(99,025)	(79,444)	(37,861)	897,975	(132,806)	(260,945)
Change in net assets	(904,835)	(659,963)	(466,170)	(135,591)	265,256	(538,632)	(1,090,762)
Net assets beginning of period	3,850,035	2,980,848	1,827,246	779,742	2,708,746	2,758,864	5,054,591
Net assets end of period	$2,945,200	$2,320,885	$1,361,076	$644,151	$2,974,002	$2,220,232	$3,963,829

[1]Share transactions
Shares sold
Class A	9,395	9,487	5,948	7,554	8,212	8,152	8,901
Class I	417	316	108	169	20	158	151
Shares issued in connection with acquisition
Class A	—	—	—	—	59,512	—	—
Class I	—	—	—	—	308	—	—
Shares redeemed
Class A	(15,232)	(13,397)	(10,448)	(10,453)	(16,700)	(16,306)	(24,050)
Class I	(329)	(388)	(86)	(144)	(96)	(447)	(59)
Change in shares
Class A	(5,837)	(3,910)	(4,500)	(2,899)	51,024	(8,154)	(15,149)
Class I	88	(72)	22	25	232	(289)	92
Purchases and sales of long term
investments
Purchase of securities	$23,812	$31,840	$206,214	$112,586	$1,227,690 (b)	$285,538	$514,886
Proceeds from sales of securities	$194,736	$136,906	$289,200	$152,129	$333,250	$423,872	$785,349

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$7,972	$9,560	$(5,210)	$(2,366)	$(10,687)	$(5,315)	$(10,569)
Net realized gain (loss)	147,092	64,183	103,495	15,691	193,927	54,440	160,207
Net change in unrealized appreciation
(depreciation)	(1,032,542)	(637,309)	(731,653)	(170,237)	(1,425,267)	(486,255)	(1,208,648)
Change in net assets from operations	(877,478)	(563,566)	(633,368)	(156,912)	(1,242,027)	(437,130)	(1,059,010)
Share transactions[1]
Proceeds from the sale of shares
Class A	338,466	189,322	166,399	77,948	242,192	74,795	165,258
Class I	5,756	4,329	1,082	2,538	4,602	684	1,241
Cost of shares redeemed
Class A	(419,422)	(281,410)	(258,435)	(133,230)	(525,574)	(245,798)	(483,761)
Class I	(5,403)	(4,282)	(4,254)	(853)	(4,429)	(1,273)	(2,253)
Change in net assets from
share transactions	(80,603)	(92,041)	(95,208)	(53,597)	(283,209)	(171,592)	(319,515)
Change in net assets	(958,081)	(655,607)	(728,576)	(210,509)	(1,525,236)	(608,722)	(1,378,525)
Net assets beginning of period	4,198,654	3,110,525	2,782,275	1,155,917	5,797,507	2,740,760	5,661,032
Net assets end of period	$3,240,573	$2,454,918	$2,053,699	$945,408	$4,272,271	$2,132,038	$4,282,507

[1]Share transactions
Shares sold
Class A	14,777	9,672	5,272	5,113	9,285	4,010	7,286
Class I	246	219	33	163	177	36	52
Shares redeemed
Class A	(18,278)	(14,480)	(8,076)	(8,772)	(20,080)	(13,168)	(21,258)
Class I	(227)	(224)	(128)	(57)	(172)	(71)	(98)
Change in shares
Class A	(3,501)	(4,808)	(2,804)	(3,659)	(10,795)	(9,158)	(13,972)
Class I	19	(5)	(95)	106	5	(35)	(46)
Purchases and sales of long term
investments
Purchase of securities	$450,240	$345,182	$344,912	$154,527	$635,669	$271,589	$591,619
Proceeds from sales of securities	$385,278	$351,074	$445,427	$210,524	$929,755	$448,584	$921,885

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$2,256	$1,661	$2,543	$12,856	$3,393	$5,582	$8,330
Net realized gain (loss)	6,905	2,721	7,664	38,431	4,326	13,658	(28,956)
Net change in unrealized appreciation
(depreciation)	(67,810)	(33,235)	(65,789)	(484,312)	(91,940)	(184,072)	(113,378)
Change in net assets from operations	(58,649)	(28,853)	(55,582)	(433,025)	(84,221)	(164,832)	(134,004)
Share transactions[1]
Proceeds from the sale of shares
Class A	31,826	26,844	30,601	142,035	81,769	95,404	—
Class I	1,371	1,682	1,315	10,736	3,030	8,923	110,597
Cost of shares redeemed
Class A	(32,518)	(30,394)	(35,754)	(201,139)	(82,188)	(98,792)	—
Class I	(1,115)	(638)	(310)	(8,929)	(1,500)	(6,409)	(196,223)
Change in net assets from
share transactions	(436)	(2,506)	(4,148)	(57,297)	1,111	(874)	(85,626)
Change in net assets	(59,085)	(31,359)	(59,730)	(490,322)	(83,110)	(165,706)	(219,630)
Net assets beginning of period	351,855	222,579	370,455	2,452,431	596,817	1,034,155	1,321,262
Net assets end of period	$292,770	$191,220	$310,725	$1,962,109	$513,707	$868,449	$1,101,632

[1]Share transactions
Shares sold
Class A	2,021	2,120	2,145	10,183	6,637	7,253	—
Class I	86	133	89	742	246	667	11,701
Shares redeemed
Class A	(2,062)	(2,389)	(2,508)	(14,450)	(6,742)	(7,541)	—
Class I	(70)	(49)	(21)	(630)	(123)	(485)	(20,851)
Change in shares
Class A	(41)	(269)	(363)	(4,267)	(105)	(288)	—
Class I	16	84	68	112	123	182	(9,150)
Purchases and sales of long term
investments
Purchase of securities	$51,850	$32,626	$50,111	$190,015	$79,748	$104,845	$136,721
Purchase of U.S. government securities	—	—	—	—	—	—	523,298 (a)
Total purchases	$51,850	$32,626	$50,111	$190,015	$79,748	$104,845	$660,019
Proceeds from sales of securities	$53,876	$35,169	$55,305	$231,017	$74,864	$100,192	$126,767
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	625,206 (a)
Total proceeds from sales	$53,876	$35,169	$55,305	$231,017	$74,864	$100,192	$751,973
Securities sold short covers	$—	$—	$—	$—	$—	$—	$9,541
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$10,526

(a)	Amounts exclude $838,755 and $815,786 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$15,202	$44,469	$24,889	$18,013	$5,058	$9,768	$9,002
Net realized gain (loss)	(10,866)	(6,553)	(19,413)	4,571	10,983	(4,841)	(29,642)
Net change in unrealized appreciation
(depreciation)	(174,309)	(536,248)	(741,490)	(578,204)	(169,871)	(332,122)	(270,325)
Change in net assets from operations	(169,973)	(498,332)	(736,014)	(555,620)	(153,830)	(327,195)	(290,965)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	33,356	65,886	45,491
Class I	95,985	182,944	281,024	242,546	88,590	40,552	35,126
Cost of shares redeemed
Class A	—	—	—	—	(34,934)	(103,680)	(60,431)
Class I	(122,172)	(262,528)	(450,622)	(346,285)	(136,877)	(239,566)	(37,200)
Change in net assets from
share transactions	(26,187)	(79,584)	(169,598)	(103,739)	(49,865)	(236,808)	(17,014)
Change in net assets	(196,160)	(577,916)	(905,612)	(659,359)	(203,695)	(564,003)	(307,979)
Net assets beginning of period	1,069,080	2,647,040	3,851,884	2,982,389	1,361,675	1,606,941	892,906
Net assets end of period	$872,920	$2,069,124	$2,946,272	$2,323,030	$1,157,980	$1,042,938	$584,927

[1]Share transactions
Shares sold
Class A	—	—	—	—	3,013	6,729	3,514
Class I	11,163	19,587	29,821	25,695	7,970	4,155	2,751
Shares redeemed
Class A	—	—	—	—	(3,194)	(10,549)	(4,731)
Class I	(14,376)	(28,155)	(47,832)	(36,563)	(12,316)	(23,030)	(2,911)
Change in shares
Class A	—	—	—	—	(181)	(3,820)	(1,217)
Class I	(3,213)	(8,568)	(18,011)	(10,868)	(4,346)	(18,875)	(160)
Purchases and sales of long term
investments
Purchase of securities	$23,680	$19,914	$152,786	$311,733	$429,650	$271,918	$248,510
Purchase of U.S. government securities	—	—	—	—	33,643	—	—
Total purchases	$23,680	$19,914	$152,786	$311,733	$463,293	$271,918	$248,510
Proceeds from sales of securities	$36,147	$58,669	$263,994	$399,226	$454,147	$472,982	$249,152
Proceeds from sales of U.S. government
securities	—	—	—	—	26,089	—	—
Total proceeds from sales	$36,147	$58,669	$263,994	$399,226	$480,236	$472,982	$249,152
Securities sold short covers	$—	$—	$—	$—	$317,314	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$276,758	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund(a)	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund
Operations
Net investment income (loss)	$4,564	$(6,827)	$1,299	$2,017	$27	$1,754	$1,324
Net realized gain (loss)	76,559	(108,289)	42,960	1,017	28	(755)	(31,424)
Net change in unrealized appreciation
(depreciation)	(449,066)	(953,449)	(355,651)	(65,906)	(1,154)	(56,952)	(412,183)
Change in net assets from operations	(367,943)	(1,068,565)	(311,392)	(62,872)	(1,099)	(55,953)	(442,283)
Share transactions[1]
Proceeds from the sale of shares
Class A	95,815	204,705	115,209	—	11,144	67,244	123,315
Class I	147,299	76,324	51,163	53,492	7	2,491	5,899
Cost of shares redeemed
Class A	(72,205)	(363,591)	(181,859)	—	(19)	(53,183)	(156,385)
Class I	(206,485)	(48,990)	(100,503)	(36,367)	—	(1,719)	(4,672)
Change in net assets from
share transactions	(35,576)	(131,552)	(115,990)	17,125	11,132	14,833	(31,843)
Change in net assets	(403,519)	(1,200,117)	(427,382)	(45,747)	10,033	(41,120)	(474,126)
Net assets beginning of period	1,852,193	3,311,917	1,995,847	304,384	—	416,897	1,213,154
Net assets end of period	$1,448,674	$2,111,800	$1,568,465	$258,637	$10,033	$375,777	$739,028

[1]Share transactions
Shares sold
Class A	5,238	5,335	6,752	—	1,120	5,015	9,432
Class I	7,880	1,898	2,961	2,922	1	184	449
Shares redeemed
Class A	(3,970)	(9,482)	(10,713)	—	(2)	(3,944)	(12,134)
Class I	(11,599)	(1,225)	(5,806)	(1,989)	—	(126)	(350)
Change in shares
Class A	1,268	(4,147)	(3,961)	—	1,118	1,071	(2,702)
Class I	(3,719)	673	(2,845)	933	1	58	99
Purchases and sales of long term
investments
Purchase of securities	$470,015	$1,185,423	$245,195	$36,310	$—	$48,172	$54,472
Proceeds from sales of securities	$505,474	$1,315,294	$343,126	$14,661	$—	$42,520	$77,378

(a)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Operations
Net investment income (loss)	$(200)	$15,459	$17,096	$(2,886)	$24,471	$(895)	$2,552
Net realized gain (loss)	(5,367)	99,500	196,405	(3,735)	55,283	45,293	(1,488)
Net change in unrealized appreciation
(depreciation)	(73,352)	(758,606)	(290,121)	(1,786,491)	(306,758)	(543,953)	(32,822)
Change in net assets from operations	(78,919)	(643,647)	(76,620)	(1,793,112)	(227,004)	(499,555)	(31,758)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,168	143,507	590,529	285,334	124,437	100,326	72,436
Class I	26,466	15,018	289,318	192,679	425,787	93,095	5,196
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	39,997
Class I	—	—	—	—	—	—	1,835
Cost of shares redeemed
Class A	(1,450)	(318,071)	(203,423)	(554,197)	(78,525)	(117,671)	(21,208)
Class I	(18,063)	(68,358)	(16,120)	(39,393)	(253,158)	(20,560)	(1,516)
Change in net assets from
share transactions	8,121	(227,904)	660,304	(115,577)	218,541	55,190	96,740
Change in net assets	(70,798)	(871,551)	583,684	(1,908,689)	(8,463)	(444,365)	64,982
Net assets beginning of period	140,984	4,033,829	862,433	5,359,500	1,432,531	1,537,299	126,854
Net assets end of period	$70,186	$3,162,278	$1,446,117	$3,450,811	$1,424,068	$1,092,934	$191,836

[1]Share transactions
Shares sold
Class A	216	9,222	46,255	4,823	7,747	5,266	6,249
Class I	4,762	939	21,408	2,957	25,988	4,787	447
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	3,460
Class I	—	—	—	—	—	—	158
Shares redeemed
Class A	(205)	(20,528)	(16,194)	(9,330)	(5,057)	(6,365)	(1,834)
Class I	(3,265)	(4,355)	(1,225)	(643)	(15,493)	(1,075)	(130)
Change in shares
Class A	11	(11,306)	30,061	(4,507)	2,690	(1,099)	7,875
Class I	1,497	(3,416)	20,183	2,314	10,495	3,712	475
Purchases and sales of long term
investments
Purchase of securities	$14,222	$1,233,359	$1,178,715	$1,576,710	$738,023	$220,087	$110,413
Purchase of U.S. government securities	—	52,427	—	—	—	—	—
Total purchases	$14,222	$1,285,786	$1,178,715	$1,576,710	$738,023	$220,087	$110,413 (a)
Proceeds from sales of securities	$5,332	$1,958,696	$530,908	$1,744,361	$495,401	$180,386	$9,840
Proceeds from sales of U.S. government
securities	—	37,805	—	—	—	—	—
Total proceeds from sales	$5,332	$1,996,501	$530,908	$1,744,361	$495,401	$180,386	$9,840
Securities sold short covers	$—	$32,768	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$45,545	$—	$—	$—	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Operations
Net investment income (loss)	$5,857	$785	$42,104	$14,121	$17,831	$37,671	$14,744
Net realized gain (loss)	60,419	11,929	(90,309)	(9,031)	(138,761)	(36,392)	(16,675)
Net change in unrealized appreciation
(depreciation)	(360,171)	(116,561)	(309,858)	(133,693)	(517,181)	(212,867)	(155,317)
Change in net assets from operations	(293,895)	(103,847)	(358,063)	(128,603)	(638,111)	(211,588)	(157,248)
Share transactions[1]
Proceeds from the sale of shares
Class A	147,576	101,678	115,253	12,563	226,196	75,195	68,398
Class I	22,359	6,129	88,137	49,757	77,497	361,088	336,751
Cost of shares redeemed
Class A	(193,131)	(125,817)	(286,132)	(19,954)	(318,903)	(143,072)	(153,440)
Class I	(12,124)	(5,984)	(207,571)	(154,964)	(207,908)	(295,224)	(61,752)
Change in net assets from
share transactions	(35,320)	(23,994)	(290,313)	(112,598)	(223,118)	(2,013)	189,957
Change in net assets	(329,215)	(127,841)	(648,376)	(241,201)	(861,229)	(213,601)	32,709
Net assets beginning of period	1,565,948	563,034	3,565,171	898,269	2,845,169	2,553,206	1,285,664
Net assets end of period	$1,236,733	$435,193	$2,916,795	$657,068	$1,983,940	$2,339,605	$1,318,373

[1]Share transactions
Shares sold
Class A	6,865	9,327	8,828	1,103	10,554	6,873	5,648
Class I	950	558	6,304	4,464	3,532	33,377	27,615
Shares redeemed
Class A	(9,034)	(11,543)	(22,082)	(1,774)	(15,107)	(13,142)	(12,774)
Class I	(521)	(549)	(14,820)	(13,856)	(10,265)	(26,913)	(5,095)
Change in shares
Class A	(2,169)	(2,216)	(13,254)	(671)	(4,553)	(6,269)	(7,126)
Class I	429	9	(8,516)	(9,392)	(6,733)	6,464	22,520
Purchases and sales of long term
investments
Purchase of securities	$81,646	$62,998	$619,486	$76,972	$303,491	$511,759	$309,942
Purchase of U.S. government securities	—	—	2,332,074	—	954,838	270,379	161,239 (a)
Total purchases	$81,646	$62,998	$2,951,560	$76,972	$1,258,329	$782,138	$471,181
Proceeds from sales of securities	$110,066	$86,534	$753,700	$138,560	$427,279	$618,460	$137,798
Proceeds from sales of U.S. government
securities	—	—	2,443,838	—	1,055,577	203,975	181,953 (a)
Total proceeds from sales	$110,066	$86,534	$3,197,538	$138,560	$1,482,856	$822,435	$319,751
Securities sold short covers	$—	$—	$—	$—	$—	$—	$10,865
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$7,367

(a)	Amounts exclude $853,392 and $774,861 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund
Operations
Net investment income (loss)	$9,513	$34,839	$53,987	$17,471	$8,622	$3,018	$10,197
Net realized gain (loss)	44,034	89,969	(14,440)	2,334	34,027	15,594	37,331
Net change in unrealized appreciation
(depreciation)	(97,426)	(249,551)	(1,098,452)	(176,308)	(205,997)	(85,786)	(132,094)
Change in net assets from operations	(43,879)	(124,743)	(1,058,905)	(156,503)	(163,348)	(67,174)	(84,566)
Share transactions[1]
Proceeds from the sale of shares
Class A	81,822	208,546	320,502	67,567	80,350	68,662	276,508
Class I	94,662	2,657	6,017	89,673	70,722	34,925	79,677
Cost of shares redeemed
Class A	(94,114)	(179,855)	(724,296)	(55,731)	(112,487)	(93,399)	(81,383)
Class I	(53,163)	(1,430)	(6,852)	(183,846)	(84,186)	(47,250)	(236,418)
Change in net assets from
share transactions	29,207	29,918	(404,629)	(82,337)	(45,601)	(37,062)	38,384
Change in net assets	(14,672)	(94,825)	(1,463,534)	(238,840)	(208,949)	(104,236)	(46,182)
Net assets beginning of period	1,029,808	1,714,078	6,580,308	940,242	950,184	374,738	1,045,790
Net assets end of period	$1,015,136	$1,619,253	$5,116,774	$701,402	$741,235	$270,502	$999,608

[1]Share transactions
Shares sold
Class A	4,704	14,349	10,200	5,315	6,032	5,202	20,118
Class I	5,378	190	191	7,125	5,465	2,595	5,703
Shares redeemed
Class A	(5,491)	(12,394)	(23,088)	(4,370)	(8,649)	(7,286)	(6,012)
Class I	(3,033)	(103)	(218)	(13,631)	(6,288)	(3,537)	(16,729)
Change in shares
Class A	(787)	1,955	(12,888)	945	(2,617)	(2,084)	14,106
Class I	2,345	87	(27)	(6,506)	(823)	(942)	(11,026)
Purchases and sales of long term
investments
Purchase of securities	$281,748	$464,121	$1,034,700	$476,503	$200,353	$311,123	$321,217
Purchase of U.S. government securities	—	205,173	—	—	—	—	—
Total purchases	$281,748	$669,294	$1,034,700	$476,503	$200,353	$311,123	$321,217
Proceeds from sales of securities	$254,601	$480,762	$1,395,001	$575,855	$239,833	$341,906	$283,736
Proceeds from sales of U.S. government
securities	—	115,643	—	—	—	—	—
Total proceeds from sales	$254,601	$596,405	$1,395,001	$575,855	$239,833	$341,906	$283,736

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund
Operations
Net investment income (loss)	$1,604	$(5,750)	$7,421	$1,706	$(6,551)	$10,622	$11,224
Net realized gain (loss)	216,382	(124,902)	(21,509)	88,153	52,293	1,587	36,358
Net change in unrealized appreciation
(depreciation)	(1,046,678)	(832,329)	(247,080)	(159,552)	(1,211,017)	(146,698)	(218,046)
Change in net assets from operations	(828,692)	(962,981)	(261,168)	(69,693)	(1,165,275)	(134,489)	(170,464)
Share transactions[1]
Proceeds from the sale of shares
Class A	101,471	256,521	43,646	212,904	310,038	144,322	189,055
Class I	30,019	5,837	876	10,132	47,981	241,984	164,298
Cost of shares redeemed
Class A	(192,990)	(284,875)	(117,984)	(98,284)	(484,474)	(272,832)	(135,339)
Class I	(335,123)	(5,507)	(339)	(20,610)	(59,989)	(42,690)	(154,661)
Change in net assets from
share transactions	(396,623)	(28,024)	(73,801)	104,142	(186,444)	70,784	63,353
Change in net assets	(1,225,315)	(991,005)	(334,969)	34,449	(1,351,719)	(63,705)	(107,111)
Net assets beginning of period	2,710,507	2,544,755	1,414,046	686,293	3,982,747	1,542,993	1,618,950
Net assets end of period	$1,485,192	$1,553,750	$1,079,077	$720,742	$2,631,028	$1,479,288	$1,511,839

[1]Share transactions
Shares sold
Class A	4,594	7,674	3,230	16,912	5,575	10,656	12,795
Class I	1,301	165	66	796	857	17,140	11,138
Shares redeemed
Class A	(8,725)	(8,411)	(8,703)	(7,784)	(8,635)	(20,356)	(9,199)
Class I	(15,630)	(162)	(25)	(1,630)	(1,061)	(3,010)	(10,165)
Change in shares
Class A	(4,131)	(737)	(5,473)	9,128	(3,060)	(9,700)	3,596
Class I	(14,329)	3	41	(834)	(204)	14,130	973
Purchases and sales of long term
investments
Purchase of securities	$137,280	$535,392	$709,190	$357,990	$782,843	$74,899	$166,725
Purchase of U.S. government securities	—	—	28,441	—	—	123,311	—
Total purchases	$137,280	$535,392	$737,631	$357,990	$782,843	$198,210	$166,725
Proceeds from sales of securities	$528,016	$580,024	$886,699	$219,294	$1,011,547	$106,722	$117,614
Proceeds from sales of U.S. government
securities	—	—	31,312	—	—	—	—
Total proceeds from sales	$528,016	$580,024	$918,011	$219,294	$1,011,547	$106,722	$117,614
Securities sold short covers	$—	$—	$76,629	$13,673	$—	$—	$—
Securities sold short proceeds	$—	$—	$71,450	$55,447	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund
Operations
Net investment income (loss)	$5,869	$1,862	$6,605	$321	$2,118	$3,062	$8,904
Net realized gain (loss)	(6,003)	36,822	(10,375)	16,281	149,154	4,126	17,980
Net change in unrealized appreciation
(depreciation)	(118,058)	(286,192)	(35,304)	(116,686)	(800,566)	(42,512)	(235,884)
Change in net assets from operations	(118,192)	(247,508)	(39,074)	(100,084)	(649,294)	(35,324)	(209,000)
Share transactions[1]
Proceeds from the sale of shares
Class A	22,204	30,643	148,547	33,971	154,554	315,151	158,666
Class I	176,335	60,121	284,078	1,084	3,682	11,838	5,405
Cost of shares redeemed
Class A	(13,922)	(38,129)	(85,729)	(96,323)	(398,138)	(98,111)	(237,046)
Class I	(31,048)	(142,774)	(123,114)	(1,119)	(6,162)	(3,720)	(4,910)
Change in net assets from
share transactions	153,569	(90,139)	223,782	(62,387)	(246,064)	225,158	(77,885)
Change in net assets	35,377	(337,647)	184,708	(162,471)	(895,358)	189,834	(286,885)
Net assets beginning of period	467,382	903,577	766,958	357,131	2,092,075	267,781	1,445,983
Net assets end of period	$502,759	$565,930	$951,666	$194,660	$1,196,717	$457,615	$1,159,098

[1]Share transactions
Shares sold
Class A	1,420	2,269	14,578	1,949	4,019	20,436	3,916
Class I	10,685	4,480	28,049	66	93	757	130
Shares redeemed
Class A	(907)	(2,818)	(8,438)	(5,400)	(10,402)	(6,554)	(5,929)
Class I	(2,051)	(11,405)	(12,100)	(70)	(155)	(243)	(120)
Change in shares
Class A	513	(549)	6,140	(3,451)	(6,383)	13,882	(2,013)
Class I	8,634	(6,925)	15,949	(4)	(62)	514	10
Purchases and sales of long term
investments
Purchase of securities	$258,624	$116,779	$386,669	$5,263	$88,516	$266,099	$—
Purchase of U.S. government securities	—	—	249,168	—	—	—	—
Total purchases	$258,624	$116,779	$635,837	$5,263	$88,516	$266,099	$—
Proceeds from sales of securities	$93,984	$207,899	$208,763	$67,429	$336,023	$41,320	$51,706
Proceeds from sales of U.S. government
securities	—	—	201,991	—	—	—	—
Total proceeds from sales	$93,984	$207,899	$410,754	$67,429	$336,023	$41,320	$51,706

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund
Operations
Net investment income (loss)	$38,301	$9,340	$16,700	$821	$5,540	$1,588	$5,998
Net realized gain (loss)	58,001	41,116	79,860	10,524	484,304	2,318	220,536
Net change in unrealized appreciation
(depreciation)	311,837	(397,487)	(570,200)	(52,475)	(2,211,094)	(54,745)	(2,208,364)
Change in net assets from operations	408,139	(347,031)	(473,640)	(41,130)	(1,721,250)	(50,839)	(1,981,830)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,238,572	366,200	321,620	46,884	405,859	143,137	681,598
Class I	19,110	9,547	9,303	2,984	12,169	3,401	17,538
Cost of shares redeemed
Class A	(611,592)	(360,676)	(574,337)	(85,769)	(1,000,362)	(68,583)	(1,068,844)
Class I	(11,421)	(8,724)	(8,880)	(1,866)	(15,729)	(3,269)	(22,860)
Change in net assets from
share transactions	634,669	6,347	(252,294)	(37,767)	(598,063)	74,686	(392,568)
Change in net assets	1,042,808	(340,684)	(725,934)	(78,897)	(2,319,313)	23,847	(2,374,398)
Net assets beginning of period	1,395,074	1,652,259	4,299,997	245,857	6,068,071	199,950	6,950,287
Net assets end of period	$2,437,882	$1,311,575	$3,574,063	$166,960	$3,748,758	$223,797	$4,575,889

[1]Share transactions
Shares sold
Class A	41,868	19,807	7,745	3,142	11,401	9,216	14,008
Class I	617	520	220	197	338	217	543
Shares redeemed
Class A	(20,517)	(20,664)	(13,971)	(5,686)	(27,868)	(4,571)	(21,831)
Class I	(366)	(483)	(212)	(126)	(422)	(214)	(699)
Change in shares
Class A	21,351	(857)	(6,226)	(2,544)	(16,467)	4,645	(7,823)
Class I	251	37	8	71	(84)	3	(156)
Purchases and sales of long term
investments
Purchase of securities	$983,860	$201,192	$81,209	$19,744	$176,629	$109,829	$67,148
Proceeds from sales of securities	$318,676	$188,167	$308,837	$56,519	$755,322	$33,275	$412,553

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Operations
Net investment income (loss)	$3,039	$61,124	$25,572	$4,400	$3,070	$10,927	$118
Net realized gain (loss)	3,564	115,015	(28,695)	2,668	(3,022)	33,085	(139)
Net change in unrealized appreciation
(depreciation)	(64,549)	(2,820,624)	(1,369,103)	(21,885)	(88,031)	(384,047)	(3,581)
Change in net assets from operations	(57,946)	(2,644,485)	(1,372,226)	(14,817)	(87,983)	(340,035)	(3,602)
Share transactions[1]
Proceeds from the sale of shares
Class A	88,988	1,317,530	264,387	321,550	51,471	368,443	1,644
Class I	4,023	568	8,789	9,240	1,754	10,461	—
Cost of shares redeemed
Class A	(85,091)	(1,469,946)	(780,410)	(89,167)	(46,254)	(317,002)	(1,632)
Class I	(3,874)	(987)	(13,543)	(4,046)	(1,178)	(8,334)	—
Change in net assets from
share transactions	4,046	(152,835)	(520,777)	237,577	5,793	53,568	12
Change in net assets	(53,900)	(2,797,320)	(1,893,003)	222,760	(82,190)	(286,467)	(3,590)
Net assets beginning of period	265,292	13,184,988	6,678,955	324,772	424,850	2,210,531	10,246
Net assets end of period	$211,392	$10,387,668	$4,785,952	$547,532	$342,660	$1,924,064	$6,656

[1]Share transactions
Shares sold
Class A	5,948	40,170	15,196	16,931	1,549	21,660	171
Class I	269	17	493	482	54	606	—
Shares redeemed
Class A	(5,896)	(44,959)	(44,384)	(4,892)	(1,413)	(19,013)	(167)
Class I	(264)	(29)	(756)	(214)	(38)	(484)	—
Change in shares
Class A	52	(4,789)	(29,188)	12,039	136	2,647	4
Class I	5	(12)	(263)	268	16	122	—
Purchases and sales of long term
investments
Purchase of securities	$57,830	$104,335	$49,442	$272,770	$8,539	$261,857	$2,737
Proceeds from sales of securities	$47,904	$243,992	$544,265	$27,599	$2,981	$185,110	$2,746

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund(a)	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund
Operations
Net investment income (loss)	$1,135	$5,349	$124	$(6)	$11,317	$5,336	$31,791
Net realized gain (loss)	21,635	75,151	19,694	(327)	(10,473)	38,230	(27,098)
Net change in unrealized appreciation
(depreciation)	(98,964)	(248,114)	(41,966)	(596)	(102,998)	(121,176)	(163,294)
Change in net assets from operations	(76,194)	(167,614)	(22,148)	(929)	(102,154)	(77,610)	(158,601)
Share transactions[1]
Proceeds from the sale of shares
Class A	81,080	106,429	56,573	14,865	68,207	724,786	92,225
Class I	4,076	86,337	373,179	1	9,756	25,742	38,628
Cost of shares redeemed
Class A	(93,362)	(82,900)	(14,163)	(114)	(111,937)	(156,283)	(190,952)
Class I	(3,834)	(129,261)	(39,521)	—	(24,834)	(7,067)	(144,987)
Change in net assets from
share transactions	(12,040)	(19,395)	376,068	14,752	(58,808)	587,178	(205,086)
Change in net assets	(88,234)	(187,009)	353,920	13,823	(160,962)	509,568	(363,687)
Net assets beginning of period	331,859	1,031,896	25,560	—	872,113	557,505	1,701,445
Net assets end of period	$243,625	$844,887	$379,480	$13,823	$711,151	$1,067,073	$1,337,758

[1]Share transactions
Shares sold
Class A	4,067	7,671	3,289	1,507	5,803	28,882	8,578
Class I	204	6,219	20,424	—	821	1,018	3,560
Shares redeemed
Class A	(4,888)	(6,043)	(821)	(12)	(9,616)	(6,300)	(17,929)
Class I	(197)	(9,404)	(2,180)	—	(2,095)	(283)	(13,467)
Change in shares
Class A	(821)	1,628	2,468	1,495	(3,813)	22,582	(9,351)
Class I	7	(3,185)	18,244	—	(1,274)	735	(9,907)
Purchases and sales of long term
investments
Purchase of securities	$170,730	$400,600	$290,152	$5,622	$267,256	$827,142	$170,424
Purchase of U.S. government securities	—	—	—	—	42,600 (b)	—	2,864,121
Total purchases	$170,730	$400,600	$290,152	$5,622	$309,856	$827,142	$3,034,545
Proceeds from sales of securities	$177,137	$420,234	$18,023	$450	$161,065	$266,334	$245,870
Proceeds from sales of U.S. government
securities	—	—	1,500	—	39,795 (b)	—	2,942,109
Total proceeds from sales	$177,137	$420,234	$19,523	$450	$200,860	$266,334	$3,187,979
Securities sold short covers	$—	$—	$—	$—	$—	$—	$108,264
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$99,992

(a)	Period from commencement of operations April 25, 2022.
(b)	Amounts exclude $1,197,770 and $1,174,475 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
Operations
Net investment income (loss)	$22,322	$52,688	$25,684	$44,452	$18,500	$2,494	$19,357
Net realized gain (loss)	(60,312)	(104,363)	(14,776)	(32,709)	(59,425)	18,497	93,061
Net change in unrealized appreciation
(depreciation)	(208,583)	(117,048)	(108,824)	(272,499)	(188,134)	(114,083)	(478,021)
Change in net assets from operations	(246,573)	(168,723)	(97,916)	(260,756)	(229,059)	(93,092)	(365,603)
Share transactions[1]
Proceeds from the sale of shares
Class A	61,612	220,059	347,591	101,190	69,195	53,857	68,805
Class I	48,652	78,716	23,080	17,761	50,325	2,886	1,908
Cost of shares redeemed
Class A	(136,872)	(241,679)	(206,621)	(242,902)	(175,564)	(85,291)	(255,008)
Class I	(108,795)	(99,123)	(10,636)	(139,889)	(197,414)	(3,374)	(2,486)
Change in net assets from
share transactions	(135,403)	(42,027)	153,414	(263,840)	(253,458)	(31,922)	(186,781)
Change in net assets	(381,976)	(210,750)	55,498	(524,596)	(482,517)	(125,014)	(552,384)
Net assets beginning of period	1,636,259	1,917,130	1,208,209	1,949,062	1,962,590	541,426	2,751,524
Net assets end of period	$1,254,283	$1,706,380	$1,263,707	$1,424,466	$1,480,073	$416,412	$2,199,140

[1]Share transactions
Shares sold
Class A	5,008	18,476	30,837	6,933	5,377	6,668	3,666
Class I	4,020	6,469	2,021	1,029	3,948	370	101
Shares redeemed
Class A	(11,274)	(20,449)	(18,531)	(16,805)	(13,788)	(10,553)	(13,606)
Class I	(9,068)	(8,216)	(945)	(8,100)	(15,526)	(430)	(133)
Change in shares
Class A	(6,266)	(1,973)	12,306	(9,872)	(8,411)	(3,885)	(9,940)
Class I	(5,048)	(1,747)	1,076	(7,071)	(11,578)	(60)	(32)
Purchases and sales of long term
investments
Purchase of securities	$74,781	$103,976	$430,898	$406,954	$565,825	$47,030	$386,614
Purchase of U.S. government securities	412,983	347,061	—	—	30,262 (a)	—	—
Total purchases	$487,764	$451,037	$430,898	$406,954	$596,087	$47,030	$386,614
Proceeds from sales of securities	$566,174	$167,808	$318,778	$638,296	$829,976	$76,081	$552,473
Proceeds from sales of U.S. government
securities	100,630	609,268	—	—	57,749 (a)	—	—
Total proceeds from sales	$666,804	$777,076	$318,778	$638,296	$887,725	$76,081	$552,473
Securities sold short covers	$3	$23	$—	$—	$—	$—	$—
Securities sold short proceeds	$30	$2,442	$—	$—	$—	$—	$—

(a)	Amounts exclude $245,851 and $203,736 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund
Operations
Net investment income (loss)	$3,898	$41,968	$(19,804)	$(12,657)	$9,454	$19,143	$28,420
Net realized gain (loss)	13,035	793,452	112,689	190,675	(12,688)	(14,828)	339,070
Net change in unrealized appreciation
(depreciation)	(118,525)	(2,589,402)	(4,691,517)	(1,865,527)	(61,393)	(118,202)	(1,205,287)
Change in net assets from operations	(101,592)	(1,753,982)	(4,598,632)	(1,687,509)	(64,627)	(113,887)	(837,797)
Share transactions[1]
Proceeds from the sale of shares
Class A	56,887	1,336,128	703,388	358,610	293,500	25,033	466,953
Class I	1,034	69,240	163,135	15,592	260,658	49,600	171,939
Cost of shares redeemed
Class A	(61,080)	(1,046,012)	(1,151,546)	(713,296)	(298,476)	(25,897)	(432,630)
Class I	(229)	(54,949)	(491,193)	(28,155)	(139,509)	(116,154)	(431,727)
Change in net assets from
share transactions	(3,388)	304,407	(776,216)	(367,249)	116,173	(67,418)	(225,465)
Change in net assets	(104,980)	(1,449,575)	(5,374,848)	(2,054,758)	51,546	(181,305)	(1,063,262)
Net assets beginning of period	569,271	12,023,884	13,315,042	6,993,709	1,670,425	713,005	5,844,605
Net assets end of period	$464,291	$10,574,309	$7,940,194	$4,938,951	$1,721,971	$531,700	$4,781,343

[1]Share transactions
Shares sold
Class A	3,666	60,231	11,450	5,436	28,617	2,250	20,151
Class I	66	3,071	2,622	220	24,994	4,422	6,991
Shares redeemed
Class A	(3,973)	(47,528)	(18,579)	(10,842)	(28,989)	(2,327)	(18,796)
Class I	(14)	(2,441)	(8,052)	(404)	(13,341)	(10,694)	(17,380)
Change in shares
Class A	(307)	12,703	(7,129)	(5,406)	(372)	(77)	1,355
Class I	52	630	(5,430)	(184)	11,653	(6,272)	(10,389)
Purchases and sales of long term
investments
Purchase of securities	$188,511	$4,526,402	$1,799,278	$596,910	$411,408	$221,816	$6,021,563
Purchase of U.S. government securities	360,486	991,378	—	—	631,467	—	—
Total purchases	$548,997	$5,517,780	$1,799,278	$596,910	$1,042,875	$221,816	$6,021,563
Proceeds from sales of securities	$164,272	$3,933,096	$2,486,884	$964,030	$422,973	$259,513	$6,307,488
Proceeds from sales of U.S. government
securities	377,652	106,597	—	—	505,310	—	—
Total proceeds from sales	$541,924	$4,039,693	$2,486,884	$964,030	$928,283	$259,513	$6,307,488
Securities sold short covers	$1	$56,047	$—	$—	$—	$—	$—
Securities sold short proceeds	$1	$53,620	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/WCM China Quality Growth Fund(a)	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund
Operations
Net investment income (loss)	$19	$1,534	$394	$8,215	$5,628	$51,060	$9,034
Net realized gain (loss)	79	160,572	5,016	(120,899)	35,575	109,802	12,450
Net change in unrealized appreciation
(depreciation)	448	(908,565)	(12,795)	75,434	(356,204)	(1,801,827)	(78,233)
Change in net assets from operations	546	(746,459)	(7,385)	(37,250)	(315,001)	(1,640,965)	(56,749)
Share transactions[1]
Proceeds from the sale of shares
Class A	5,359	165,551	27,121	33,546	63,266	654,508	200,498
Class I	1	123,403	15,974	1,330	11,406	7,278	427,268
Cost of shares redeemed
Class A	(4)	(102,746)	(16,177)	(70,213)	(103,196)	(953,501)	(108,934)
Class I	—	(461,436)	(13,158)	(962)	(11,007)	(9,067)	(16,285)
Change in net assets from
share transactions	5,356	(275,228)	13,760	(36,299)	(39,531)	(300,782)	502,547
Change in net assets	5,902	(1,021,687)	6,375	(73,549)	(354,532)	(1,941,747)	445,798
Net assets beginning of period	—	2,429,580	130,137	502,962	1,163,444	10,607,132	681,563
Net assets end of period	$5,902	$1,407,893	$136,512	$429,413	$808,912	$8,665,385	$1,127,361

[1]Share transactions
Shares sold
Class A	534	8,951	2,267	4,538	4,748	21,062	12,787
Class I	—	6,648	1,324	176	823	223	27,322
Shares redeemed
Class A	(1)	(5,502)	(1,354)	(9,583)	(7,691)	(30,747)	(6,963)
Class I	—	(25,851)	(1,100)	(130)	(714)	(279)	(1,022)
Change in shares
Class A	533	3,449	913	(5,045)	(2,943)	(9,685)	5,824
Class I	—	(19,203)	224	46	109	(56)	26,300
Purchases and sales of long term
investments
Purchase of securities	$5,385	$268,802	$136,009	$366,723	$1,122,871	$1,764,489	$631,357
Purchase of U.S. government securities	—	—	—	2,623	—	5,203,786	—
Total purchases	$5,385	$268,802	$136,009	$369,346	$1,122,871	$6,968,275	$631,357
Proceeds from sales of securities	$440	$522,326	$111,383	$290,802	$1,151,612	$1,926,671	$125,026
Proceeds from sales of U.S. government
securities	—	—	—	—	—	5,285,810	—
Total proceeds from sales	$440	$522,326	$111,383	$290,802	$1,151,612	$7,212,481	$125,026
Securities sold short covers	$—	$—	$27,643	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$22,970	$—	$—	$—	$—

(a)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2022

	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$8,570	$1,197	$12,115
Net realized gain (loss)	(9,340)	—	92,736
Net change in unrealized appreciation
(depreciation)	(223,166)	—	(269,673)
Change in net assets from operations	(223,936)	1,197	(164,822)
Distributions to shareholders
From distributable earnings
Class A	—	(1,175)	—
Class I	—	(22)	—
Total distributions to shareholders	—	(1,197)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	48,534	2,169,756	144,319
Class I	1,446	52,751	80,930
Reinvestment of distributions
Class A	—	1,175	—
Class I	—	22	—
Cost of shares redeemed
Class A	(101,645)	(1,243,354)	(114,264)
Class I	(809)	(34,573)	(174,144)
Change in net assets from
share transactions	(52,474)	945,777	(63,159)
Change in net assets	(276,410)	945,777	(227,981)
Net assets beginning of period	1,024,905	2,097,374	1,679,075
Net assets end of period	$748,495	$3,043,151	$1,451,094

[1]Share transactions
Shares sold
Class A	4,600	2,169,756	4,838
Class I	130	52,751	2,581
Reinvestment of distributions
Class A	—	1,175	—
Class I	—	22	—
Shares redeemed
Class A	(9,450)	(1,243,354)	(3,858)
Class I	(74)	(34,573)	(5,570)
Change in shares
Class A	(4,850)	927,577	980
Class I	56	18,200	(2,989)
Purchases and sales of long term
investments
Purchase of securities	$476,083	$417,347	$289,428
Proceeds from sales of securities	$519,791	$96,775	$344,985
Proceeds from sales of U.S. government
securities	—	240,215	—
Total proceeds from sales	$519,791	$336,990	$344,985

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)(b)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$31,852	$708	$5,697	$6,755	$504	$(5,224)	$(2,278)
Net realized gain (loss)	90,773	251	1,465	13,119	63,191	37,397	522,751
Net change in unrealized appreciation
(depreciation)	213,674	(982)	23,548	(46,972)	66,453	24,334	216,660
Change in net assets from operations	336,299	(23)	30,710	(27,098)	130,148	56,507	737,133
Share transactions[1]
Proceeds from the sale of shares
Class A	786,550	72,771	100,441	105,350	313,758	192,605	1,535,079
Class I	23,234	2,200	4,164	2,813	13,680	10,731	41,439
Cost of shares redeemed
Class A	(402,824)	(9,968)	(36,862)	(103,019)	(206,708)	(214,622)	(856,444)
Class I	(14,854)	(497)	(2,182)	(1,300)	(5,933)	(5,378)	(22,134)
Change in net assets from
share transactions	392,106	64,506	65,561	3,844	114,797	(16,664)	697,940
Change in net assets	728,405	64,483	96,271	(23,254)	244,945	39,843	1,435,073
Net assets beginning of year	2,109,752	—	186,316	509,076	767,420	889,080	3,127,735
Net assets end of year	$2,838,157	$64,483	$282,587	$485,822	$1,012,365	$928,923	$4,562,808

[1]Share transactions
Shares sold
Class A	52,311	7,194	8,074	8,779	12,617	8,304	32,853
Class I	1,477	218	329	231	547	451	885
Shares redeemed
Class A	(26,706)	(983)	(2,977)	(8,599)	(8,322)	(9,278)	(18,466)
Class I	(948)	(49)	(172)	(107)	(235)	(225)	(479)
Change in shares
Class A	25,605	6,211	5,097	180	4,295	(974)	14,387
Class I	529	169	157	124	312	226	406

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$72,404	$39,190	$7,566	$38,668	$964	$(962)	$4,798
Net realized gain (loss)	216,606	16,231	77,849	54,766	43,718	329,586	517,939
Net change in unrealized appreciation
(depreciation)	1,734,023	(87,967)	(11,208)	794,075	(75,239)	(367,709)	(323,329)
Change in net assets from operations	2,023,033	(32,546)	74,207	887,509	(30,557)	(39,085)	199,408
Share transactions[1]
Proceeds from the sale of shares
Class A	1,538,044	284,179	350,125	484,364	300,625	238,194	300,186
Class I	41,024	8,365	13,452	15,580	18,991	12,763	19,445
Proceeds in connection with acquisition
Class A	—	—	—	—	189,639	—	1,118,843
Class I	—	—	—	—	5,824	—	17,993
Cost of shares redeemed
Class A	(1,614,255)	(361,694)	(327,048)	(694,639)	(330,152)	(279,161)	(458,267)
Class I	(22,778)	(4,839)	(5,585)	(6,820)	(258,229)	(7,541)	(285,953)
Change in net assets from
share transactions	(57,965)	(73,989)	30,944	(201,515)	(73,302)	(35,745)	712,247
Change in net assets	1,965,068	(106,535)	105,151	685,994	(103,859)	(74,830)	911,655
Net assets beginning of year	8,649,321	1,952,027	1,667,212	3,328,595	1,423,815	1,143,744	1,733,451
Net assets end of year	$10,614,389	$1,845,492	$1,772,363	$4,014,589	$1,319,956	$1,068,914	$2,645,106

[1]Share transactions
Shares sold
Class A	44,233	15,858	18,760	16,297	23,747	17,934	19,573
Class I	1,143	458	710	507	1,443	957	1,214
Shares issued in connection with acquisition
Class A	—	—	—	—	15,074	—	72,983
Class I	—	—	—	—	444	—	1,118
Shares redeemed
Class A	(46,841)	(20,130)	(17,513)	(23,234)	(26,065)	(21,142)	(29,912)
Class I	(644)	(263)	(292)	(220)	(19,689)	(564)	(17,787)
Change in shares
Class A	(2,608)	(4,272)	1,247	(6,937)	12,756	(3,208)	62,644
Class I	499	195	418	287	(17,802)	393	(15,455)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(5,896)	$(3,970)	$(1,633)	$(3,065)	$(3,707)	$(7,803)	$(11,004)
Net realized gain (loss)	1,457,429	1,063,605	107,463	38,563	156,850	113,717	251,943
Net change in unrealized appreciation
(depreciation)	(641,467)	(375,411)	142,732	(6,563)	170,674	93,463	257,161
Change in net assets from operations	810,066	684,224	248,562	28,935	323,817	199,377	498,100
Share transactions[1]
Proceeds from the sale of shares
Class A	710,363	737,216	269,152	265,154	333,602	294,679	327,193
Class I	41,203	46,543	7,048	6,852	6,679	4,290	5,298
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	73,767
Class I	—	—	—	—	—	—	85
Cost of shares redeemed
Class A	(830,298)	(827,238)	(340,542)	(316,926)	(470,777)	(495,275)	(870,043)
Class I	(328,934)	(337,852)	(3,888)	(5,888)	(4,787)	(2,342)	(3,090)
Change in net assets from
share transactions	(407,666)	(381,331)	(68,230)	(50,808)	(135,283)	(198,648)	(466,790)
Change in net assets	402,400	302,893	180,332	(21,873)	188,534	729	31,310
Net assets beginning of year	3,447,635	2,677,955	1,646,914	801,615	2,520,212	2,758,135	5,023,281
Net assets end of year	$3,850,035	$2,980,848	$1,827,246	$779,742	$2,708,746	$2,758,864	$5,054,591

[1]Share transactions
Shares sold
Class A	24,204	28,745	14,260	18,736	17,332	17,544	17,866
Class I	1,376	1,791	372	477	342	253	286
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	4,022
Class I	—	—	—	—	—	—	5
Shares redeemed
Class A	(28,298)	(32,093)	(18,163)	(22,403)	(24,618)	(29,423)	(47,386)
Class I	(10,662)	(12,702)	(207)	(409)	(246)	(135)	(164)
Change in shares
Class A	(4,094)	(3,348)	(3,903)	(3,667)	(7,286)	(11,879)	(25,498)
Class I	(9,286)	(10,911)	165	68	96	118	127

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$26,923	$28,955	$(8,961)	$(4,900)	$(19,507)	$(10,259)	$(20,512)
Net realized gain (loss)	558,606	451,291	134,166	37,061	351,903	150,600	345,918
Net change in unrealized appreciation
(depreciation)	(95,881)	(193,666)	281,163	12,361	450,412	46,124	272,442
Change in net assets from operations	489,648	286,580	406,368	44,522	782,808	186,465	597,848
Share transactions[1]
Proceeds from the sale of shares
Class A	791,441	441,695	301,050	149,654	396,630	166,827	240,961
Class I	19,671	7,620	4,621	1,467	9,191	1,888	6,703
Cost of shares redeemed
Class A	(624,492)	(474,459)	(496,584)	(265,728)	(1,071,859)	(485,462)	(977,139)
Class I	(7,433)	(3,722)	(1,926)	(1,262)	(3,189)	(2,420)	(3,651)
Change in net assets from
share transactions	179,187	(28,866)	(192,839)	(115,869)	(669,227)	(319,167)	(733,126)
Change in net assets	668,835	257,714	213,529	(71,347)	113,581	(132,702)	(135,278)
Net assets beginning of year	3,529,819	2,852,811	2,568,746	1,227,264	5,683,926	2,873,462	5,796,310
Net assets end of year	$4,198,654	$3,110,525	$2,782,275	$1,155,917	$5,797,507	$2,740,760	$5,661,032

[1]Share transactions
Shares sold
Class A	32,106	21,257	8,712	9,283	13,978	8,355	9,916
Class I	783	360	133	90	314	94	269
Shares redeemed
Class A	(25,366)	(22,668)	(14,400)	(16,452)	(37,810)	(24,267)	(40,067)
Class I	(295)	(177)	(55)	(77)	(109)	(118)	(151)
Change in shares
Class A	6,740	(1,411)	(5,688)	(7,169)	(23,832)	(15,912)	(30,151)
Class I	488	183	78	13	205	(24)	118

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund(a)(b)
Operations
Net investment income (loss)	$4,337	$2,960	$4,531	$30,154	$7,913	$13,332	$9,118
Net realized gain (loss)	19,835	10,257	16,349	19,814	20,244	12,001	204
Net change in unrealized appreciation
(depreciation)	21,319	1,381	15,896	142,357	5,522	54,851	616
Change in net assets from operations	45,491	14,598	36,776	192,325	33,679	80,184	9,938
Distributions to shareholders
From distributable earnings
Class A	(10,914)	(5,807)	(10,712)	—	—	—	—
Class I	(244)	(233)	(282)	—	—	—	—
Total distributions to shareholders	(11,158)	(6,040)	(10,994)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	83,557	76,673	75,533	279,294	188,351	216,024	—
Class I	2,667	4,701	2,067	24,044	6,651	14,274	1,521,315
Proceeds in connection with acquisition
Class A	—	—	—	1,630,155	—	231,249	—
Class I	—	—	—	11,364	—	6,491	—
Reinvestment of distributions
Class A	10,914	5,807	10,712	—	—	—	—
Class I	244	233	282	—	—	—	—
Cost of shares redeemed
Class A	(72,071)	(63,860)	(62,109)	(329,557)	(120,344)	(139,988)	—
Class I	(1,397)	(2,058)	(583)	(11,194)	(3,644)	(3,877)	(209,991)
Change in net assets from
share transactions	23,914	21,496	25,902	1,604,106	71,014	324,173	1,311,324
Change in net assets	58,247	30,054	51,684	1,796,431	104,693	404,357	1,321,262
Net assets beginning of year	293,608	192,525	318,771	656,000	492,124	629,798	—
Net assets end of year	$351,855	$222,579	$370,455	$2,452,431	$596,817	$1,034,155	$1,321,262

[1]Share transactions
Shares sold
Class A	4,952	5,653	4,934	19,000	14,672	15,800	—
Class I	159	338	134	1,598	508	1,031	151,977
Shares issued in connection with acquisition
Class A	—	—	—	111,962	—	16,941	—
Class I	—	—	—	768	—	468	—
Reinvestment of distributions
Class A	638	431	698	—	—	—	—
Class I	14	17	18	—	—	—	—
Shares redeemed
Class A	(4,265)	(4,751)	(4,057)	(22,253)	(9,375)	(10,250)	—
Class I	(83)	(148)	(38)	(744)	(281)	(277)	(20,824)
Change in shares
Class A	1,325	1,333	1,575	108,709	5,297	22,491	—
Class I	90	207	114	1,622	227	1,222	131,153

(a)	Period from commencement of operations April 26, 2021.
(b)	Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL Emerging Markets Index Fund(a)(b)	JNL International Index Fund(a)(b)	JNL Mid Cap Index Fund(a)(b)	JNL Small Cap Index Fund(a)(b)	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$18,498	$41,230	$32,737	$24,861	$10,162	$13,389	$6,733
Net realized gain (loss)	12,824	20,659	28,649	28,985	46,128	266,204	89,758
Net change in unrealized appreciation
(depreciation)	(125,947)	15,230	99,571	79,666	(25,204)	(272,462)	(30,122)
Change in net assets from operations	(94,625)	77,119	160,957	133,512	31,086	7,131	66,369
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(11,966)	(5,787)
Class I	—	—	—	—	—	(10,672)	(3,408)
Total distributions to shareholders	—	—	—	—	—	(22,638)	(9,195)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	50,374	151,746	64,016
Class I	1,329,086	2,918,462	4,269,268	3,394,594	255,507	155,419	47,149
Proceeds in connection with acquisition
Class A	—	—	—	—	47,192	—	550,288
Class I	—	—	—	—	1,071	—	4,191
Reinvestment of distributions
Class A	—	—	—	—	—	11,966	5,787
Class I	—	—	—	—	—	10,672	3,408
Cost of shares redeemed
Class A	—	—	—	—	(54,424)	(240,734)	(75,594)
Class I	(165,381)	(348,541)	(578,341)	(545,717)	(65,705)	(170,530)	(82,234)
Change in net assets from
share transactions	1,163,705	2,569,921	3,690,927	2,848,877	234,015	(81,461)	517,011
Change in net assets	1,069,080	2,647,040	3,851,884	2,982,389	265,101	(96,968)	574,185
Net assets beginning of year	—	—	—	—	1,096,574	1,703,909	318,721
Net assets end of year	$1,069,080	$2,647,040	$3,851,884	$2,982,389	$1,361,675	$1,606,941	$892,906

[1]Share transactions
Shares sold
Class A	—	—	—	—	4,263	12,743	4,120
Class I	133,434	291,429	426,966	338,835	21,134	12,948	3,091
Shares issued in connection with acquisition
Class A	—	—	—	—	4,016	—	35,663
Class I	—	—	—	—	90	—	270
Reinvestment of distributions
Class A	—	—	—	—	—	1,052	375
Class I	—	—	—	—	—	935	219
Shares redeemed
Class A	—	—	—	—	(4,607)	(20,181)	(4,838)
Class I	(17,171)	(34,235)	(58,011)	(54,017)	(5,509)	(14,304)	(5,400)
Change in shares
Class A	—	—	—	—	3,672	(6,386)	35,320
Class I	116,263	257,194	368,955	284,818	15,715	(421)	(1,820)

(a)	Period from commencement of operations April 26, 2021.
(b)	Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund
Operations
Net investment income (loss)	$8,147	$(22,216)	$3,814	$3,003	$1,797	$(3,342)
Net realized gain (loss)	199,334	643,875	196,085	2,179	14,002	447,518
Net change in unrealized appreciation
(depreciation)	148,473	(537,499)	85,482	52,739	36,995	(549,547)
Change in net assets from operations	355,954	84,160	285,381	57,921	52,794	(105,371)
Share transactions[1]
Proceeds from the sale of shares
Class A	221,633	571,637	371,643	—	52,261	500,857
Class I	450,374	106,508	217,054	118,939	3,325	16,403
Proceeds in connection with acquisition
Class A	—	237,850	446,207	—	326,411	—
Class I	—	5,937	1,329	—	1,336	—
Cost of shares redeemed
Class A	(94,010)	(775,525)	(365,732)	—	(76,531)	(482,813)
Class I	(409,199)	(127,760)	(115,605)	(52,366)	(1,504)	(13,213)
Change in net assets from
share transactions	168,798	18,647	554,896	66,573	305,298	21,234
Change in net assets	524,752	102,807	840,277	124,494	358,092	(84,137)
Net assets beginning of year	1,327,441	3,209,110	1,155,570	179,890	58,805	1,297,291
Net assets end of year	$1,852,193	$3,311,917	$1,995,847	$304,384	$416,897	$1,213,154

[1]Share transactions
Shares sold
Class A	11,801	11,359	21,333	—	3,901	26,207
Class I	25,045	2,014	12,165	6,485	250	860
Shares issued in connection with acquisition
Class A	—	4,691	24,652	—	25,225	—
Class I	—	110	73	—	103	—
Shares redeemed
Class A	(5,118)	(15,617)	(20,734)	—	(5,714)	(25,976)
Class I	(21,882)	(2,388)	(6,614)	(2,902)	(112)	(702)
Change in shares
Class A	6,683	433	25,251	—	23,412	231
Class I	3,163	(264)	5,624	3,583	241	158

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Baillie Gifford U.S. Equity Growth Fund(a)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Operations
Net investment income (loss)	$(430)	$29,539	$26,092	$(18,705)	$21,185	$(2,250)	$1,808
Net realized gain (loss)	(1,283)	407,482	95,791	1,033,580	180,948	160,843	20,263
Net change in unrealized appreciation
(depreciation)	(13,468)	(144,823)	81,531	(49,721)	(90,077)	130,045	(9,791)
Change in net assets from operations	(15,181)	292,198	203,414	965,154	112,056	288,638	12,280
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(6,921)	—	(2,369)
Class I	—	—	—	—	(13,407)	—	(167)
Total distributions to shareholders	—	—	—	—	(20,328)	—	(2,536)
Share transactions[1]
Proceeds from the sale of shares
Class A	6,716	314,233	232,911	617,969	127,900	161,752	98,923
Class I	177,951	37,543	7,738	107,681	172,915	103,618	7,046
Reinvestment of distributions
Class A	—	—	—	—	6,921	—	2,369
Class I	—	—	—	—	13,407	—	167
Cost of shares redeemed
Class A	(3,602)	(616,293)	(264,434)	(1,181,601)	(133,646)	(150,304)	(19,228)
Class I	(24,900)	(89,735)	(2,403)	(326,460)	(137,772)	(321,532)	(83,220)
Change in net assets from
share transactions	156,165	(354,252)	(26,188)	(782,411)	49,725	(206,466)	6,057
Change in net assets	140,984	(62,054)	177,226	182,743	141,453	82,172	15,801
Net assets beginning of year	—	4,095,883	685,207	5,176,757	1,291,078	1,455,127	111,053
Net assets end of year	$140,984	$4,033,829	$862,433	$5,359,500	$1,432,531	$1,537,299	$126,854

[1]Share transactions
Shares sold
Class A	698	18,876	22,960	8,980	7,748	7,990	7,832
Class I	18,031	2,219	749	1,469	10,130	4,932	557
Reinvestment of distributions
Class A	—	—	—	—	429	—	193
Class I	—	—	—	—	807	—	13
Shares redeemed
Class A	(356)	(37,024)	(26,338)	(17,482)	(8,120)	(7,463)	(1,528)
Class I	(2,534)	(5,296)	(234)	(4,530)	(8,067)	(15,503)	(6,567)
Change in shares
Class A	342	(18,148)	(3,378)	(8,502)	57	527	6,497
Class I	15,497	(3,077)	515	(3,061)	2,870	(10,571)	(5,997)

(a)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Operations
Net investment income (loss)	$9,902	$870	$82,724	$28,385	$21,464	$73,160	$24,856
Net realized gain (loss)	86,789	44,150	8,615	16,398	612,543	(29,305)	5,652
Net change in unrealized appreciation
(depreciation)	247,707	29,888	(104,839)	(35,431)	(98,470)	(50,331)	(39,633)
Change in net assets from operations	344,398	74,908	(13,500)	9,352	535,537	(6,476)	(9,125)
Share transactions[1]
Proceeds from the sale of shares
Class A	244,375	501,146	329,851	45,722	609,052	187,874	203,783
Class I	58,952	16,651	78,153	183,516	95,539	135,571	20,198
Cost of shares redeemed
Class A	(330,904)	(236,539)	(503,226)	(40,697)	(385,600)	(254,923)	(234,949)
Class I	(38,552)	(7,897)	(196,041)	(51,741)	(204,381)	(356,868)	(72,003)
Change in net assets from
share transactions	(66,129)	273,361	(291,263)	136,800	114,610	(288,346)	(82,971)
Change in net assets	278,269	348,269	(304,763)	146,152	650,147	(294,822)	(92,096)
Net assets beginning of year	1,287,679	214,765	3,869,934	752,117	2,195,022	2,848,028	1,377,760
Net assets end of year	$1,565,948	$563,034	$3,565,171	$898,269	$2,845,169	$2,553,206	$1,285,664

[1]Share transactions
Shares sold
Class A	11,614	44,412	23,969	3,736	28,028	16,282	15,834
Class I	2,668	1,451	5,228	15,278	4,348	11,680	1,541
Shares redeemed
Class A	(15,552)	(20,945)	(36,549)	(3,322)	(18,004)	(22,088)	(18,243)
Class I	(1,688)	(691)	(13,173)	(4,253)	(9,262)	(30,734)	(5,515)
Change in shares
Class A	(3,938)	23,467	(12,580)	414	10,024	(5,806)	(2,409)
Class I	980	760	(7,945)	11,025	(4,914)	(19,054)	(3,974)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund
Operations
Net investment income (loss)	$16,569	$61,958	$53,212	$19,189	$4,477	$3,107	$19,611
Net realized gain (loss)	67,018	137,991	1,750,556	92,460	78,728	50,719	89,609
Net change in unrealized appreciation
(depreciation)	41,374	32,720	23,879	(138,447)	54,222	44,479	78,403
Change in net assets from operations	124,961	232,669	1,827,647	(26,798)	137,427	98,305	187,623
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(5,131)	(1,358)	—
Class I	—	—	—	—	(4,298)	(1,593)	—
Total distributions to shareholders	—	—	—	—	(9,429)	(2,951)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	127,540	165,488	601,360	235,591	203,762	176,502	69,562
Class I	35,243	2,509	15,012	181,912	76,535	45,401	62,419
Reinvestment of distributions
Class A	—	—	—	—	5,131	1,358	—
Class I	—	—	—	—	4,298	1,593	—
Cost of shares redeemed
Class A	(135,597)	(338,822)	(1,370,163)	(133,459)	(138,489)	(53,361)	(35,830)
Class I	(92,128)	(1,310)	(5,946)	(132,208)	(100,914)	(91,350)	(373,661)
Change in net assets from
share transactions	(64,942)	(172,135)	(759,737)	151,836	50,323	80,143	(277,510)
Change in net assets	60,019	60,534	1,067,910	125,038	178,321	175,497	(89,887)
Net assets beginning of year	969,789	1,653,544	5,512,398	815,204	771,863	199,241	1,135,677
Net assets end of year	$1,029,808	$1,714,078	$6,580,308	$940,242	$950,184	$374,738	$1,045,790

[1]Share transactions
Shares sold
Class A	7,836	11,953	20,005	15,919	14,874	13,867	5,399
Class I	2,103	190	487	12,248	5,631	3,657	4,831
Reinvestment of distributions
Class A	—	—	—	—	380	100	—
Class I	—	—	—	—	318	116	—
Shares redeemed
Class A	(8,272)	(24,575)	(46,486)	(9,180)	(10,219)	(4,152)	(2,770)
Class I	(5,475)	(97)	(196)	(8,900)	(7,460)	(7,314)	(29,432)
Change in shares
Class A	(436)	(12,622)	(26,481)	6,739	5,035	9,815	2,629
Class I	(3,372)	93	291	3,348	(1,511)	(3,541)	(24,601)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund
Operations
Net investment income (loss)	$(10,097)	$(19,288)	$12,449	$2,739	$(18,576)	$23,281	$15,048
Net realized gain (loss)	263,962	583,086	190,801	(9,478)	590,265	4,414	74,905
Net change in unrealized appreciation
(depreciation)	138,799	(385,736)	(78,942)	74,699	(173,653)	(72,952)	214,873
Change in net assets from operations	392,664	178,062	124,308	67,960	398,036	(45,257)	304,826
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(3,194)	—	—	—
Class I	—	—	—	(1,123)	—	—	—
Total distributions to shareholders	—	—	—	(4,317)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	172,485	602,186	88,576	248,415	749,679	307,608	208,822
Class I	68,959	17,334	2,028	28,515	147,402	32,804	319,676
Reinvestment of distributions
Class A	—	—	—	3,194	—	—	—
Class I	—	—	—	1,123	—	—	—
Cost of shares redeemed
Class A	(417,442)	(797,039)	(269,557)	(103,277)	(970,089)	(681,440)	(187,268)
Class I	(181,029)	(13,429)	(711)	(40,436)	(90,754)	(355,216)	(124,020)
Change in net assets from
share transactions	(357,027)	(190,948)	(179,664)	137,534	(163,762)	(696,244)	217,210
Change in net assets	35,637	(12,886)	(55,356)	201,177	234,274	(741,501)	522,036
Net assets beginning of year	2,674,870	2,557,641	1,469,402	485,116	3,748,473	2,284,494	1,096,914
Net assets end of year	$2,710,507	$2,544,755	$1,414,046	$686,293	$3,982,747	$1,542,993	$1,618,950

[1]Share transactions
Shares sold
Class A	6,567	13,384	6,098	19,166	11,441	21,623	14,798
Class I	2,550	367	138	2,208	2,200	2,173	21,654
Reinvestment of distributions
Class A	—	—	—	237	—	—	—
Class I	—	—	—	83	—	—	—
Shares redeemed
Class A	(15,932)	(17,872)	(18,547)	(8,049)	(14,998)	(47,984)	(13,420)
Class I	(6,689)	(292)	(49)	(3,134)	(1,331)	(23,602)	(8,833)
Change in shares
Class A	(9,365)	(4,488)	(12,449)	11,354	(3,557)	(26,361)	1,378
Class I	(4,139)	75	89	(843)	869	(21,429)	12,821

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund
Operations
Net investment income (loss)	$6,006	$(457)	$7,596	$398	$1,265	$3,863	$15,668
Net realized gain (loss)	20,175	63,777	1,120	26,025	330,479	8,990	4,964
Net change in unrealized appreciation
(depreciation)	2,476	(8,708)	(6,249)	12,736	60,550	22,256	220,877
Change in net assets from operations	28,657	54,612	2,467	39,159	392,294	35,109	241,509
Distributions to shareholders
From distributable earnings
Class A	(796)	(9,050)	(866)	—	—	—	—
Class I	(3,048)	(9,419)	(1,987)	—	—	—	—
Total distributions to shareholders	(3,844)	(18,469)	(2,853)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	57,842	52,326	302,068	193,528	450,402	100,811	318,767
Class I	21,824	49,782	434,829	5,112	13,664	1,771	10,629
Reinvestment of distributions
Class A	796	9,050	866	—	—	—	—
Class I	3,048	9,419	1,987	—	—	—	—
Cost of shares redeemed
Class A	(23,819)	(105,843)	(231,415)	(131,990)	(565,594)	(90,422)	(309,663)
Class I	(58,583)	(92,859)	(71,501)	(4,332)	(11,728)	(1,240)	(4,459)
Change in net assets from
share transactions	1,108	(78,125)	436,834	62,318	(113,256)	10,920	15,274
Change in net assets	25,921	(41,982)	436,448	101,477	279,038	46,029	256,783
Net assets beginning of year	441,461	945,559	330,510	255,654	1,813,037	221,752	1,189,200
Net assets end of year	$467,382	$903,577	$766,958	$357,131	$2,092,075	$267,781	$1,445,983

[1]Share transactions
Shares sold
Class A	3,354	3,191	28,777	9,244	10,924	7,117	7,988
Class I	1,272	3,002	41,376	259	325	122	258
Reinvestment of distributions
Class A	47	568	83	—	—	—	—
Class I	180	586	190	—	—	—	—
Shares redeemed
Class A	(1,380)	(6,448)	(22,049)	(6,333)	(13,792)	(6,514)	(7,747)
Class I	(3,435)	(5,602)	(6,791)	(224)	(282)	(89)	(109)
Change in shares
Class A	2,021	(2,689)	6,811	2,911	(2,868)	603	241
Class I	(1,983)	(2,014)	34,775	35	43	33	149

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund
Operations
Net investment income (loss)	$46,451	$17,357	$28,660	$1,456	$10,184	$1,850	$3,112
Net realized gain (loss)	(155,651)	141,932	153,003	16,144	1,033,606	24,504	637,951
Net change in unrealized appreciation
(depreciation)	573,711	183,604	555,586	14,301	496,917	4,882	820,947
Change in net assets from operations	464,511	342,893	737,249	31,901	1,540,707	31,236	1,462,010
Share transactions[1]
Proceeds from the sale of shares
Class A	610,235	617,459	630,420	205,072	955,924	226,920	1,402,356
Class I	16,748	19,772	16,404	6,180	33,358	7,664	55,186
Cost of shares redeemed
Class A	(529,951)	(447,496)	(847,804)	(103,753)	(1,430,038)	(140,963)	(1,726,278)
Class I	(10,394)	(9,127)	(10,165)	(5,510)	(24,852)	(4,218)	(37,051)
Change in net assets from
share transactions	86,638	180,608	(211,145)	101,989	(465,608)	89,403	(305,787)
Change in net assets	551,149	523,501	526,104	133,890	1,075,099	120,639	1,156,223
Net assets beginning of year	843,925	1,128,758	3,773,893	111,967	4,992,972	79,311	5,794,064
Net assets end of year	$1,395,074	$1,652,259	$4,299,997	$245,857	$6,068,071	$199,950	$6,950,287

[1]Share transactions
Shares sold
Class A	30,551	34,532	15,431	13,491	26,381	15,372	27,174
Class I	831	1,080	397	401	883	516	1,590
Shares redeemed
Class A	(26,875)	(24,974)	(20,825)	(6,762)	(40,238)	(9,580)	(34,202)
Class I	(514)	(498)	(248)	(353)	(684)	(283)	(1,100)
Change in shares
Class A	3,676	9,558	(5,394)	6,729	(13,857)	5,792	(7,028)
Class I	317	582	149	48	199	233	490

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund(a)
Operations
Net investment income (loss)	$2,689	$107,649	$35,087	$6,989	$4,427	$16,138	$78
Net realized gain (loss)	9,693	340,878	335,958	7,055	13,591	189,321	372
Net change in unrealized appreciation
(depreciation)	46,077	2,480,806	490,035	30,662	57,567	309,630	787
Change in net assets from operations	58,459	2,929,333	861,080	44,706	75,585	515,089	1,237
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(6,850)	—	—
Class I	—	—	—	—	(156)	—	—
Total distributions to shareholders	—	—	—	—	(7,006)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	174,961	2,228,303	454,929	101,931	65,323	534,081	4,261
Class I	8,670	5,239	23,100	2,259	5,613	24,206	4,997
Proceeds in connection with acquisition
Class A	—	—	5,786,270	—	—	—	—
Class I	—	—	46,150	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	6,850	—	—
Class I	—	—	—	—	156	—	—
Cost of shares redeemed
Class A	(90,759)	(2,337,747)	(1,366,371)	(110,956)	(87,234)	(532,621)	(249)
Class I	(2,859)	(290,638)	(21,292)	(1,640)	(2,656)	(11,810)	—
Change in net assets from
share transactions	90,013	(394,843)	4,922,786	(8,406)	(11,948)	13,856	9,009
Change in net assets	148,472	2,534,490	5,783,866	36,300	56,631	528,945	10,246
Net assets beginning of year	116,820	10,650,498	895,089	288,472	368,219	1,681,586	—
Net assets end of year	$265,292	$13,184,988	$6,678,955	$324,772	$424,850	$2,210,531	$10,246

[1]Share transactions
Shares sold
Class A	12,250	68,998	25,494	5,999	1,900	33,069	369
Class I	598	163	1,277	134	159	1,508	500
Shares issued in connection with acquisition
Class A	—	—	328,021	—	—	—	—
Class I	—	—	2,585	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	189	—	—
Class I	—	—	—	—	5	—	—
Shares redeemed
Class A	(6,320)	(72,502)	(75,269)	(6,675)	(2,553)	(33,026)	(21)
Class I	(198)	(8,872)	(1,159)	(98)	(75)	(729)	—
Change in shares
Class A	5,930	(3,504)	278,246	(676)	(464)	43	348
Class I	400	(8,709)	2,703	36	89	779	500

(a)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Morningstar U.S. Sustainability Index Fund(a)	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund(b)	JNL/PIMCO Income Fund
Operations
Net investment income (loss)	$1,378	$11,516	$(180)	$21,931	$5,221	$44,179
Net realized gain (loss)	12,458	166,745	4,676	39,034	67,009	12,723
Net change in unrealized appreciation
(depreciation)	42,996	28,815	260	(38,548)	26,151	(20,682)
Change in net assets from operations	56,832	207,076	4,756	22,417	98,381	36,220
Distributions to shareholders
From distributable earnings
Class A	—	(38,508)	—	—	—	—
Class I	—	(62,975)	—	—	—	—
Total distributions to shareholders	—	(101,483)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	188,137	186,211	18,798	202,377	503,026	316,223
Class I	8,561	94,150	—	10,328	10,156	51,396
Reinvestment of distributions
Class A	—	38,508	—	—	—	—
Class I	—	62,975	—	—	—	—
Cost of shares redeemed
Class A	(68,475)	(100,979)	(10,816)	(152,878)	(259,446)	(216,548)
Class I	(4,020)	(233,752)	—	(17,408)	(4,800)	(190,997)
Change in net assets from
share transactions	124,203	47,113	7,982	42,419	248,936	(39,926)
Change in net assets	181,035	152,706	12,738	64,836	347,317	(3,706)
Net assets beginning of year	150,824	879,190	12,822	807,277	210,188	1,705,151
Net assets end of year	$331,859	$1,031,896	$25,560	$872,113	$557,505	$1,701,445

[1]Share transactions
Shares sold
Class A	9,492	12,063	1,482	16,518	22,318	28,373
Class I	432	6,187	—	830	440	4,564
Reinvestment of distributions
Class A	—	2,684	—	—	—	—
Class I	—	4,349	—	—	—	—
Shares redeemed
Class A	(3,505)	(6,617)	(835)	(12,488)	(11,417)	(19,435)
Class I	(210)	(15,247)	—	(1,400)	(206)	(17,036)
Change in shares
Class A	5,987	8,130	647	4,030	10,901	8,938
Class I	222	(4,711)	—	(570)	234	(12,472)

(a) Effective April 25, 2022, the name of JNL/Mellon MSCI KLD 400 Social Index Fund was changed to JNL/Morningstar U.S. Sustainability Index Fund.

(b) Effective April 25, 2022, the name of JNL/Mellon Equity Income Fund was changed to JNL/Newton Equity Income Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
Operations
Net investment income (loss)	$48,447	$55,758	$41,578	$96,353	$34,220	$3,841	$31,992
Net realized gain (loss)	5,453	71,676	(1,931)	55,947	20,459	64,240	346,250
Net change in unrealized appreciation
(depreciation)	(83,176)	(32,625)	2,736	(44,506)	(73,765)	58,404	252,538
Change in net assets from operations	(29,276)	94,809	42,383	107,794	(19,086)	126,485	630,780
Share transactions[1]
Proceeds from the sale of shares
Class A	188,310	493,659	389,503	351,810	232,185	178,367	105,081
Class I	91,612	159,321	6,399	28,135	106,456	6,899	11,932
Cost of shares redeemed
Class A	(256,651)	(349,617)	(302,651)	(308,836)	(259,341)	(180,557)	(561,699)
Class I	(239,614)	(66,806)	(1,281)	(133,332)	(96,148)	(3,880)	(8,460)
Change in net assets from
share transactions	(216,343)	236,557	91,970	(62,223)	(16,848)	829	(453,146)
Change in net assets	(245,619)	331,366	134,353	45,571	(35,934)	127,314	177,634
Net assets beginning of year	1,881,878	1,585,764	1,073,856	1,903,491	1,998,524	414,112	2,573,890
Net assets end of year	$1,636,259	$1,917,130	$1,208,209	$1,949,062	$1,962,590	$541,426	$2,751,524

[1]Share transactions
Shares sold
Class A	14,136	41,165	34,783	23,376	16,860	22,312	5,873
Class I	6,876	13,448	567	1,588	7,731	905	644
Shares redeemed
Class A	(19,350)	(29,456)	(26,946)	(20,500)	(18,858)	(22,465)	(31,409)
Class I	(17,929)	(5,461)	(113)	(7,612)	(6,934)	(488)	(462)
Change in shares
Class A	(5,214)	11,709	7,837	2,876	(1,998)	(153)	(25,536)
Class I	(11,053)	7,987	454	(6,024)	797	417	182

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund
Operations
Net investment income (loss)	$4,756	$61,741	$(55,805)	$(33,022)	$18,540	$38,236	$37,011
Net realized gain (loss)	50,751	951,190	1,833,174	739,642	6,534	26,353	1,215,030
Net change in unrealized appreciation
(depreciation)	8,332	704,336	(40,809)	127,261	(30,719)	(29,690)	92,534
Change in net assets from operations	63,839	1,717,267	1,736,560	833,881	(5,645)	34,899	1,344,575
Share transactions[1]
Proceeds from the sale of shares
Class A	129,377	2,965,698	1,433,011	782,553	603,574	65,441	1,040,942
Class I	2,173	122,140	267,484	145,315	39,563	43,819	309,658
Proceeds in connection with acquisition
Class A	—	—	564,387	—	—	—	—
Class I	—	—	17,270	—	—	—	—
Cost of shares redeemed
Class A	(128,093)	(1,624,318)	(2,178,519)	(1,315,645)	(718,455)	(57,189)	(627,514)
Class I	(621)	(172,436)	(873,081)	(140,448)	(29,965)	(62,161)	(845,487)
Change in net assets from
share transactions	2,836	1,291,084	(769,448)	(528,225)	(105,283)	(10,090)	(122,401)
Change in net assets	66,675	3,008,351	967,112	305,656	(110,928)	24,809	1,222,174
Net assets beginning of year	502,596	9,015,533	12,347,930	6,688,053	1,781,353	688,196	4,622,431
Net assets end of year	$569,271	$12,023,884	$13,315,042	$6,993,709	$1,670,425	$713,005	$5,844,605

[1]Share transactions
Shares sold
Class A	7,944	134,487	19,354	10,552	57,020	5,599	46,266
Class I	132	5,441	3,410	1,900	3,673	3,754	13,255
Shares issued in connection with acquisition
Class A	—	—	7,698	—	—	—	—
Class I	—	—	226	—	—	—	—
Shares redeemed
Class A	(7,869)	(73,660)	(29,663)	(17,782)	(67,889)	(4,894)	(27,965)
Class I	(37)	(7,666)	(11,242)	(1,808)	(2,782)	(5,300)	(36,424)
Change in shares
Class A	75	60,827	(2,611)	(7,230)	(10,869)	705	18,301
Class I	95	(2,225)	(7,606)	92	891	(1,546)	(23,169)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund(a)	JNL/William Blair International Leaders Fund(b)	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund
Operations
Net investment income (loss)	$(6,396)	$(25)	$39,132	$6,961	$93,570	$19,508
Net realized gain (loss)	245,726	8,726	(75,284)	131,810	770,870	108,504
Net change in unrealized appreciation
(depreciation)	127,587	(5,266)	11,765	(66,707)	825,843	17,007
Change in net assets from operations	366,917	3,435	(24,387)	72,064	1,690,283	145,019
Distributions to shareholders
From distributable earnings
Class A	(48,584)	—	—	(27,472)	—	—
Class I	(133,186)	—	—	(8,479)	—	—
Total distributions to shareholders	(181,770)	—	—	(35,951)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	296,608	31,903	83,713	122,136	1,315,790	156,049
Class I	231,742	11,204	2,486	24,097	26,004	5,865
Reinvestment of distributions
Class A	48,584	—	—	27,472	—	—
Class I	133,186	—	—	8,479	—	—
Cost of shares redeemed
Class A	(130,162)	(18,654)	(106,658)	(191,204)	(1,618,143)	(182,273)
Class I	(512,707)	(14,097)	(52,895)	(45,878)	(8,491)	(5,492)
Change in net assets from
share transactions	67,251	10,356	(73,354)	(54,898)	(284,840)	(25,851)
Change in net assets	252,398	13,791	(97,741)	(18,785)	1,405,443	119,168
Net assets beginning of year	2,177,182	116,346	600,703	1,182,229	9,201,689	562,395
Net assets end of year	$2,429,580	$130,137	$502,962	$1,163,444	$10,607,132	$681,563

[1]Share transactions
Shares sold
Class A	12,413	2,584	10,847	7,655	41,927	11,020
Class I	9,730	917	315	1,424	795	411
Reinvestment of distributions
Class A	2,101	—	—	1,780	—	—
Class I	5,723	—	—	516	—	—
Shares redeemed
Class A	(5,538)	(1,516)	(13,845)	(11,981)	(51,745)	(12,620)
Class I	(21,440)	(1,154)	(6,793)	(2,723)	(259)	(383)
Change in shares
Class A	8,976	1,068	(2,998)	(2,546)	(9,818)	(1,600)
Class I	(5,987)	(237)	(6,478)	(783)	536	28

(a) Effective April 25, 2022, the name of JNL/Franklin Templeton Global Multisector Bond Fund was changed to JNL/Western Asset Global Multi-Sector Bond Fund.

(b) Effective April 25, 2022, the name of JNL/Invesco International Growth Fund was changed to JNL/William Blair International Leaders Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$9,534	$—	$23,800
Net realized gain (loss)	100,979	1	221,416
Net change in unrealized appreciation
(depreciation)	120,153	—	141,758
Change in net assets from operations	230,666	1	386,974
Distributions to shareholders
From distributable earnings
Class A	—	(2)	—
Class I	—	(13)	—
Total distributions to shareholders	—	(15)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	94,855	2,415,541	103,870
Class I	2,034	75,049	80,247
Reinvestment of distributions
Class A	—	2	—
Class I	—	13	—
Cost of shares redeemed
Class A	(205,474)	(2,743,689)	(165,187)
Class I	(1,092)	(83,539)	(264,043)
Change in net assets from
share transactions	(109,677)	(336,623)	(245,113)
Change in net assets	120,989	(336,637)	141,861
Net assets beginning of year	903,916	2,434,011	1,537,214
Net assets end of year	$1,024,905	$2,097,374	$1,679,075

[1]Share transactions
Shares sold
Class A	8,976	2,415,541	3,755
Class I	183	75,049	2,822
Reinvestment of distributions
Class A	—	2	—
Class I	—	13	—
Shares redeemed
Class A	(19,026)	(2,743,689)	(5,990)
Class I	(99)	(83,539)	(9,338)
Change in shares
Class A	(10,050)	(328,146)	(2,235)
Class I	84	(8,477)	(6,516)
Purchases and sales of long term
investments
Purchase of securities	$1,413,867	$164,948	$469,614
Purchase of U.S. government securities	—	422,538	—
Total purchases	$1,413,867	$587,486	$469,614
Proceeds from sales of securities	$1,510,033	$116,870	$683,759
Proceeds from sales of U.S. government
securities	—	388,704	—
Total proceeds from sales	$1,510,033	$505,574	$683,759

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding
Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Expense Ratios. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

Ratios. Ratios are annualized for periods less than one year.
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)(c)
Class A
06/30/22		15.99	0.02	(2.59)	(2.57)	—	—	13.42	(16.07)	2,402,468	20	(d)	0.61	0.91	0.25
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(d)	0.61	0.91	1.26
12/31/20		12.44	0.18	1.32	1.50	—	—	13.94	12.06	2,073,720	49	(d)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—	—	12.44	20.78	1,569,534	47	(d)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)	(0.64)	10.30	(4.89)	1,035,023	34	(d)	0.58	0.98	1.54
12/31/17	(e)	10.26	0.23	1.44	1.67	(0.15)	(0.22)	11.56	16.71	773,584	39	(d)	0.69	1.00	2.07

Class I
06/30/22		16.71	0.04	(2.70)	(2.66)	—	—	14.05	(15.92)	43,121	20	(d)	0.31	0.61	0.53
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(d)	0.31	0.61	1.59
12/31/20		12.92	0.24	1.36	1.60	—	—	14.52	12.38	36,032	49	(d)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—	—	12.92	21.09	23,098	47	(d)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)	(0.64)	10.67	(4.56)	10,760	34	(d)	0.28	0.68	2.88
12/31/17	(e)(f)	10.56	0.26	1.50	1.76	(0.18)	(0.22)	11.92	17.03	1,014	39	(d)	0.47	0.77	2.30

JNL/American Funds Bond Fund of America Fund(b)(g)
Class A
06/30/22		10.11	0.04	(1.08)	(1.04)	—	—	9.07	(10.29)	117,771	39	(h)	0.60	0.80	0.93
12/31/21	(i)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(h)	0.61	0.81	3.47

Class I
06/30/22		10.13	0.05	(1.07)	(1.02)	—	—	9.11	(10.07)	2,788	39	(h)	0.30	0.50	1.01
12/31/21	(i)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(h)	0.31	0.51	2.32

JNL/American Funds Capital Income Builder Fund(b)(j)
Class A
06/30/22		13.16	0.11	(1.42)	(1.31)	—	—	11.85	(9.95)	307,123	24	(k)	0.68	0.93	1.72
12/31/21		11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(k)	0.68	0.93	2.44
12/31/20		11.05	0.27	0.17	0.44	—	—	11.49	3.98	181,763	110	(k)	0.65	0.93	2.59
12/31/19		9.41	0.29	1.35	1.64	—	—	11.05	17.43	128,205	44	(k)	0.58	0.94	2.83
12/31/18	(l)	10.00	0.15	(0.74)	(0.59)	—	—	9.41	(5.90)	23,271	42	(k)	0.61	0.98	4.09

Class I
06/30/22		13.31	0.12	(1.43)	(1.31)	—	—	12.00	(9.84)	7,054	24	(k)	0.38	0.63	1.96
12/31/21		11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(k)	0.38	0.63	2.77
12/31/20		11.11	0.30	0.17	0.47	—	—	11.58	4.23	4,553	110	(k)	0.35	0.63	2.83
12/31/19		9.43	0.32	1.36	1.68	—	—	11.11	17.82	2,975	44	(k)	0.28	0.64	3.08
12/31/18	(l)	10.00	0.21	(0.78)	(0.57)	—	—	9.43	(5.70)	1,222	42	(k)	0.25	0.68	5.70

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: June 30, 2022: 0.91%, 1.21%, (0.05%); December 31, 2021: 0.91%, 1.21%, 0.96%; December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%; December 31, 2018: 0.86%, 1.26%, 1.26%; December 31, 2017: 0.89%, 1.20%, 1.87%. JNL/American Funds Balanced Fund - Class I: June 30, 2022: 0.61%, 0.91%, 0.23%; December 31, 2021: 0.61%, 0.91%, 1.29%; December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%; December 31, 2018: 0.56%, 0.96%, 2.60%; December 31, 2017: 0.67%, 0.97%, 2.10%.

(d)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 79% and 18% for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86%, 79%, 145%, 124% and 54% in 2017, 2018, 2019, 2020, 2021 and 2022 respectively.

(e)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: June 30, 2022: 0.80%, 1.00%, 0.73%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: June 30, 2022: 0.50%, 0.70%, 0.81%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(h)	Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was 456% and 190% in 2021 and 2022 respectively.
(i)	The Fund commenced operations on April 26, 2021.
(j)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: June 30, 2022: 0.94%, 1.19%, 1.46%; December 31, 2021: 0.95%, 1.20%, 2.17%; December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%; December 31, 2018: 1.15%, 1.52%, 3.55%. JNL/American Funds Capital Income Builder Fund - Class I: June 30, 2022: 0.64%, 0.89%, 1.70%; December 31, 2021: 0.65%, 0.90%, 2.50%; December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%; December 31, 2018: 0.79%, 1.22%, 5.16%.

(k)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98%, 72%, 184%, 93% and 51% in 2018, 2019, 2020, 2021 and 2022 respectively.
(l)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital World Bond Fund(a)(b)(c)
Class A
06/30/22		11.73	(0.00)	(d)	(1.91)	(1.91)	—	—	9.82	(16.28)	380,752	45	(e)	0.57	1.00	(0.03)
12/31/21		12.39	0.16		(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(e)	0.57	1.00	1.34
12/31/20		11.31	0.10		0.98	1.08	—	—	12.39	9.55	505,412	88	(e)	0.56	1.00	0.88
12/31/19		10.52	0.14		0.65	0.79	—	—	11.31	7.51	496,660	110	(e)	0.53	1.02	1.27
12/31/18		10.76	0.19		(0.37)	(0.18)	(0.06)	—	10.52	(1.62)	500,836	78	(e)	0.53	1.05	1.77
12/31/17		10.13	0.01		0.65	0.66	(0.03)	—	10.76	6.56	519,871	74	(e)	0.53	1.05	0.05

Class I
06/30/22		11.94	0.01		(1.94)	(1.93)	—	—	10.01	(16.16)	4,374	45	(e)	0.27	0.70	0.27
12/31/21		12.57	0.22		(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(e)	0.27	0.70	1.81
12/31/20		11.44	0.16		0.97	1.13	—	—	12.57	9.88	3,664	88	(e)	0.26	0.70	1.37
12/31/19		10.61	0.21		0.62	0.83	—	—	11.44	7.82	2,381	110	(e)	0.23	0.72	1.84
12/31/18		10.85	0.32		(0.47)	(0.15)	(0.09)	—	10.61	(1.39)	1,313	78	(e)	0.23	0.75	3.01
12/31/17	(f)	10.21	0.05		0.65	0.70	(0.06)	—	10.85	6.81	355	74	(e)	0.30	0.82	0.49

JNL/American Funds Global Growth Fund(a)(b)(g)
Class A
06/30/22		26.35	(0.02)		(7.38)	(7.40)	—	—	18.95	(28.08)	692,896	15		0.59	1.05	(0.14)
12/31/21		22.70	0.01		3.64	3.65	—	—	26.35	16.08	985,836	18		0.55	1.05	0.05
12/31/20		17.45	0.02		5.23	5.25	—	—	22.70	30.09	751,772	17		0.56	1.06	0.09
12/31/19		12.93	0.16		4.36	4.52	—	—	17.45	34.96	454,045	14		0.54	1.07	1.05
12/31/18		14.59	0.09		(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25		0.50	1.10	0.59
12/31/17		11.74	0.07		3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31		0.52	1.12	0.52

Class I
06/30/22		26.67	0.02		(7.48)	(7.46)	—	—	19.21	(27.97)	17,638	15		0.29	0.75	0.15
12/31/21		22.90	0.09		3.68	3.77	—	—	26.67	16.46	26,529	18		0.25	0.75	0.37
12/31/20		17.56	0.08		5.26	5.34	—	—	22.90	30.41	15,648	17		0.26	0.76	0.44
12/31/19		12.97	0.24		4.35	4.59	—	—	17.56	35.39	7,327	14		0.24	0.77	1.52
12/31/18		14.61	0.20		(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25		0.20	0.80	1.40
12/31/17	(h)	13.93	0.30		0.38	0.68	—	—	14.61	4.88	257	31		0.25	0.85	7.78

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: June 30, 2022: 1.04%, 1.47%, (0.50%); December 31, 2021: 1.07%, 1.50%, 0.84%; December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%; December 31, 2018: 1.10%, 1.62%, 1.20%; December 31, 2017: 1.09%, 1.61%, (0.51%). JNL/American Funds Capital World Bond Fund - Class I: June 30, 2022: 0.74%, 1.17%, (0.20%); December 31, 2021: 0.77%, 1.20%, 1.31%; December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%; December 31, 2018: 0.80%, 1.32%, 2.44%; December 31, 2017: 0.86%, 1.38%, (0.07%).

(d)	Amount represents less than $0.005.
(e)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 105%, 125%, 159%, 145% and 91% in 2017, 2018, 2019 2020 and 2021, respectively.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: June 30, 2022: 1.09%, 1.55%, (0.64%); December 31, 2021: 1.09%, 1.59%, (0.49%); December 31, 2020: 1.12%, 1.62%, (0.47%); December 31, 2019: 1.10%, 1.63%, 0.49%; December 31, 2018: 1.05%, 1.65%, 0.04%; December 31, 2017: 1.07%, 1.67%, (0.03. JNL/American Funds Global Growth Fund - Class I: June 30, 2022: 0.79%, 1.25%, (0.35%); December 31, 2021: 0.79%, 1.29%, (0.17%); December 31, 2020: 0.82%, 1.32%, (0.12%); December 31, 2019: 0.80%, 1.33%, 0.96%; December 31, 2018: 0.75%, 1.35%, 0.85%; December 31, 2017: 0.80%, 1.40%, 7.23%.

(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Small Capitalization Fund(a)(b)(c)
Class A
06/30/22		22.85	(0.05)	(7.30)	(7.35)	—	—	15.50	(32.17)	603,994	21	0.57	1.05	(0.57)
12/31/21		21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)
12/31/20		16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19		12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13

Class I
06/30/22		23.39	(0.03)	(7.48)	(7.51)	—	—	15.88	(32.11)	9,249	21	0.27	0.75	(0.27)
12/31/21		21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)
12/31/20		16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19		12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	(d)	13.43	0.09	3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61

JNL/American Funds Growth Fund(a)(b)(e)
Class A
06/30/22		51.27	(0.06)	(15.32)	(15.38)	—	—	35.89	(30.00)	3,138,936	14	0.56	1.01	(0.28)
12/31/21		42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)
12/31/20		27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19		21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—	21.47	27.87	373,976	24	0.62	1.17	0.19

Class I
06/30/22		51.96	0.01	(15.55)	(15.54)	—	—	36.42	(29.91)	61,707	14	0.26	0.71	0.02
12/31/21		42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)
12/31/20		28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19		21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93
12/31/17	(f)	20.09	0.35	1.06	1.41	—	—	21.50	7.02	474	24	0.35	0.90	6.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: June 30, 2022: 1.29%, 1.77%, (1.29%); December 31, 2021: 1.29%, 1.79%, (1.29%); December 31, 2020: 1.30%, 1.80%, (1.10%); December 31, 2019: 1.30%, 1.82%, (0.91%); December 31, 2018: 1.28%, 1.83%, (0.94%); December 31, 2017: 1.28%, 1.83%, (0.60%). JNL/American Funds Global Small Capitalization Fund - Class I: June 30, 2022: 0.99%, 1.47%, (0.99%); December 31, 2021: 0.99%, 1.49%, (0.99%); December 31, 2020: 1.00%, 1.50%, (0.81%); December 31, 2019: 1.00%, 1.52%, (0.56%); December 31, 2018: 0.98%, 1.53%, (0.43%); December 31, 2017: 1.04%, 1.59%, (0.12%).

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: June 30, 2022: 0.90%, 1.35%, (0.62%); December 31, 2021: 0.90%, 1.35%, (0.39%); December 31, 2020: 0.93%, 1.38%, (0.31%); December 31, 2019: 0.95%, 1.43%, 0.18%; December 31, 2018: 0.94%, 1.49%, (0.09%); December 31, 2017: 0.97%, 1.52%, (0.16%). JNL/American Funds Growth Fund - Class I: June 30, 2022: 0.60%, 1.05%, (0.32%); December 31, 2021: 0.60%, 1.05%, (0.67%); December 31, 2020: 0.63%, 1.08%, (0.01%); December 31, 2019: 0.65%, 1.13%, 0.50%; December 31, 2018: 0.64%, 1.19%, 0.59%; December 31, 2017: 0.70%, 1.25%, 5.82%.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth-Income Fund(a)(b)(c)
Class A
06/30/22		38.22	(0.01)	(7.62)	(7.63)	—	—	30.59	(19.96)	8,246,669	16	0.63	0.93	(0.04)
12/31/21		30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74
12/31/20		27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10

Class I
06/30/22		39.10	0.05	(7.80)	(7.75)	—	—	31.35	(19.82)	103,504	16	0.33	0.63	0.27
12/31/21		31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13
12/31/20		27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	(d)	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41

JNL/American Funds International Fund(a)(b)(e)
Class A
06/30/22		17.27	0.02	(3.96)	(3.94)	—	—	13.33	(22.81)	1,374,612	20	0.63	1.13	0.27
12/31/21		17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02
12/31/20		15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07

Class I
06/30/22		17.63	0.05	(4.05)	(4.00)	—	—	13.63	(22.69)	14,764	20	0.33	0.83	0.61
12/31/21		17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61
12/31/20		15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	(d)	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: June 30, 2022: 0.91%, 1.21%, (0.32%); December 31, 2021: 0.92%, 1.22%, 0.45%; December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%; December 31, 2018: 0.92%, 1.27%, 0.79%; December 31, 2017: 0.93%, 1.28%, 0.82%. JNL/American Funds Growth-Income Fund - Class I: June 30, 2022: 0.61%, 0.91%, (0.01%); December 31, 2021: 0.62%, 0.92%, 0.84%; December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%; December 31, 2018: 0.62%, 0.97%, 2.41%; December 31, 2017: 0.69%, 1.04%, 2.13%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: June 30, 2022: 1.17%, 1.67%, (0.27%); December 31, 2021: 1.18%, 1.68%, 1.47%; December 31, 2020: 1.18%, 1.68%, (0.29%); December 31, 2019: 1.17%, 1.69%, 0.49%; December 31, 2018: 1.16%, 1.71%, 0.75%; December 31, 2017: 1.16%, 1.71%, 0.54%. JNL/American Funds International Fund - Class I: June 30, 2022: 0.87%, 1.37%, 0.07%; December 31, 2021: 0.88%, 1.38%, 2.06%; December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%; December 31, 2018: 0.86%, 1.41%, 2.35%; December 31, 2017: 0.93%, 1.48%, 1.03%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds New World Fund(a)(b)(c)
Class A
06/30/22		18.51	0.02	(4.46)	(4.44)	—	—	14.07	(23.99)	1,297,080	20	0.69	1.34	0.30
12/31/21		17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42
12/31/20		14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64

Class I
06/30/22		18.87	0.05	(4.56)	(4.51)	—	—	14.36	(23.90)	23,898	20	0.39	1.04	0.63
12/31/21		18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80
12/31/20		14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	(d)	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22

JNL/American Funds Washington Mutual Investors Fund(a)(b)(e)
Class A
06/30/22		33.61	0.04	(4.47)	(4.43)	—	—	29.18	(13.18)	3,369,806	15	0.66	0.96	0.26
12/31/21		26.40	0.31	6.90	7.21	—	—	33.61	27.31	3,975,111	90	0.64	0.96	1.04
12/31/20		24.35	0.32	1.73	2.05	—	—	26.40	8.42	3,305,413	40	0.59	0.97	1.38
12/31/19		20.13	0.37	3.85	4.22	—	—	24.35	20.96	3,286,576	37	0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—	—	20.13	(9.00)	2,919,769	49	0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—	—	22.12	16.61	3,449,917	34	0.59	1.02	1.67

Class I
06/30/22		34.39	0.10	(4.59)	(4.49)	—	—	29.90	(13.06)	36,856	15	0.36	0.66	0.60
12/31/21		26.93	0.44	7.02	7.46	—	—	34.39	27.70	39,478	90	0.34	0.66	1.43
12/31/20		24.77	0.46	1.70	2.16	—	—	26.93	8.72	23,182	40	0.29	0.67	1.96
12/31/19		20.41	0.57	3.79	4.36	—	—	24.77	21.36	14,963	37	0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—	—	20.41	(8.72)	6,282	49	0.28	0.71	3.58
12/31/17	(d)	19.13	0.44	2.79	3.23	—	—	22.36	16.88	555	34	0.36	0.79	2.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: June 30, 2022: 1.26%, 1.91%, (0.27%); December 31, 2021: 1.24%, 1.89%, (0.14%); December 31, 2020: 1.32%, 1.98%, (1.07%); December 31, 2019: 1.40%, 2.12%, (0.21%); December 31, 2018: 1.41%, 2.16%, (0.29%); December 31, 2017: 1.42%, 2.17%, (0.13%). JNL/American Funds New World Fund - Class I: June 30, 2022: 0.96%, 1.61%, 0.06%; December 31, 2021: 0.94%, 1.59%, 0.24%; December 31, 2020: 1.02%, 1.68%, (0.76%); December 31, 2019: 1.10%, 1.82%, 0.27%; December 31, 2018: 1.11%, 1.86%, 0.72%; December 31, 2017: 1.18%, 1.93%, 0.45%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: June 30, 2022: 0.92%, 1.22%, 0.00%; December 31, 2021: 0.95%, 1.27%, 0.73%; December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%; December 31, 2018: 0.99%, 1.42%, 1.13%; December 31, 2017: 1.00%, 1.43%, 1.26%. JNL/American Funds Washington Mutual Investors Fund - Class I: June 30, 2022: 0.62%, 0.92%, 0.34%; December 31, 2021: 0.65%, 0.97%, 1.12% ; December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%; December 31, 2018: 0.69%, 1.12%, 3.17%; December 31, 2017: 0.77%, 1.20%, 1.76%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon Bond Index Fund(a)(b)(c)(d)
Class A
06/30/22		12.63	(0.03)		(1.30)	(1.33)	—	—	11.30	(10.53)	1,077,211	56	(e)	0.49		0.56		(0.49)
12/31/21		12.91	0.00	(f)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(e)	0.51		0.56		(0.03)
12/31/20		12.06	0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(e)	0.56		0.56		1.58
12/31/19		11.43	0.27		0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(e)	0.56		0.56		2.24
12/31/18		11.75	0.25		(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(e)	0.57		0.57		2.21
12/31/17		11.63	0.22		0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(e)	0.57		0.57		1.88

Class I
06/30/22		13.20	(0.01)		(1.36)	(1.37)	—	—	11.83	(10.38)	21,303	56	(e)	0.19		0.26		(0.19)
12/31/21		13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(e)	0.25		0.26		1.35
12/31/20		12.53	0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(e)	0.26		0.26		1.90
12/31/19		11.85	0.32		0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(e)	0.26		0.26		2.54
12/31/18		12.17	0.30		(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(e)	0.27		0.27		2.51
12/31/17	(g)	12.03	0.27		0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(e)	0.28		0.28		2.24

JNL/Mellon Emerging Markets Index Fund(a)(c)(d)(h)
Class A
06/30/22		12.39	(0.03)		(1.99)	(2.02)	—	—	10.37	(16.30)	855,299	2		0.56		0.71		(0.56)
12/31/21		12.84	(0.01)		(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19		0.62		0.72		(0.09)
12/31/20		11.30	0.14		1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11		0.74		0.74		1.35
12/31/19		9.79	0.22		1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12		0.73		0.73		2.09
12/31/18		11.78	0.21		(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13		0.74		0.74		1.84
12/31/17		8.73	0.16		2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33		0.72	(i)	0.74	(i)	1.57

Class I
06/30/22		12.51	(0.01)		(2.01)	(2.02)	—	—	10.49	(16.15)	16,591	2		0.21		0.41		(0.21)
12/31/21		12.92	0.03		(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19		0.26		0.42		0.23
12/31/20		11.36	0.17		1.81	1.98	(0.42)	—	12.92	17.55	14,781	11		0.40		0.44		1.59
12/31/19		9.85	0.25		1.52	1.77	(0.26)	—	11.36	18.20	8,648	12		0.43		0.43		2.37
12/31/18		11.85	0.29		(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13		0.44		0.44		2.48
12/31/17	(g)	8.76	0.06		3.14	3.20	(0.11)	—	11.85	36.59	39,436	33		0.44	(i)	0.44	(i)	0.54

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: June 30, 2022: 0.56%, 0.63%, (0.56%); December 31, 2021: 0.56%, 0.61%, (0.08%). JNL/Mellon Bond Index Fund - Class I: June 30, 2022: 0.26%, 0.33%, (0.26%); December 31, 2021: 0.30%, 0.31%, 1.30%.

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(e)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 118%, 121%, 107%, 140% ,105% and 126% in 2017, 2018, 2019, 2020, 2021 and 2022 respectively.
(f)	Amount represents less than $0.005.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(h)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: June 30, 2022: 0.71%, 0.86%, (0.71%); December 31, 2021: 0.74%, 0.84%, (0.23%). JNL/Mellon Emerging Markets Index Fund - Class I: June 30, 2022: 0.36%, 0.56%, (0.36%); December 31, 2021: 0.38%, 0.53%, 0.08%.

(i)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon International Index Fund(a)(b)(c)(d)
Class A
06/30/22		15.72	(0.04)	(3.00)	(3.04)	—	—	12.68	(19.34)	2,018,143	1	0.50	0.60	(0.50)
12/31/21		14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10
12/31/20		13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63	0.63	2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63	0.63	2.39

Class I
06/30/22		16.53	(0.02)	(3.16)	(3.18)	—	—	13.35	(19.24)	47,220	1	0.20	0.30	(0.20)
12/31/21		14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95
12/31/20		14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33	0.33	2.90
12/31/17	(e)	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34	0.34	1.68

JNL/Mellon S&P 400 MidCap Index Fund(a)(c)(d)(f)
Class A
06/30/22		31.53	(0.06)	(6.16)	(6.22)	—	—	25.31	(19.73)	2,885,220	4	0.46	0.54	(0.46)
12/31/21		25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)
12/31/20		22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56	0.56	1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56	0.56	1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56	0.56	0.93

Class I
06/30/22		32.48	(0.02)	(6.35)	(6.37)	—	—	26.11	(19.61)	59,980	4	0.16	0.24	(0.16)
12/31/21		26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53
12/31/20		23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26	0.26	1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26	0.26	1.31
12/31/17	(e)	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27	0.27	1.50

JNL/Mellon Small Cap Index Fund(a)(c)(d)(g)
Class A
06/30/22		27.28	(0.06)	(5.18)	(5.24)	—	—	22.04	(19.21)	2,270,088	12	0.46	0.54	(0.46)
12/31/21		21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)
12/31/20		19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57	0.57	0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56	0.56	0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56	0.56	0.91

Class I
06/30/22		28.09	(0.02)	(5.34)	(5.36)	—	—	22.73	(19.08)	50,797	12	0.16	0.24	(0.16)
12/31/21		22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59
12/31/20		19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27	0.27	1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26	0.26	1.17
12/31/17	(e)	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27	0.27	1.49

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: June 30, 2022: 0.60%, 0.70%, (0.60%); December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: June 30, 2022: 0.30%, 0.40%, (0.30%); December 31, 2021: 0.38%, 0.41%, 1.87%.

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: June 30, 2022: 0.56%, 0.64%, (0.56%); December 31, 2021: 0.57%, 0.62%, (0.23%). JNL/Mellon S&P 400 MidCap Index Fund - Class I: June 30, 2022: 0.26%, 0.34%, (0.26%); December 31, 2021: 0.31%, 0.34%, 0.49%.

(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: June 30, 2022: 0.56%, 0.64%, (0.56%); December 31, 2021: 0.57%, 0.63%, (0.21%). JNL/Mellon Small Cap Index Fund - Class I: June 30, 2022: 0.26%, 0.34%, (0.26%); December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund(a)
Class A
06/30/22		19.69	(0.04)	(4.24)	(4.28)	—	—	15.41	(21.74)	1,348,150	13		0.45	0.45	(0.45)
12/31/21		17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12		0.45	0.45	(0.09)
12/31/20		14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18		0.45	0.45	0.42
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(b)	0.26	0.26	0.45

Class I
06/30/22		19.94	(0.01)	(4.30)	(4.31)	—	—	15.63	(21.61)	12,926	13		0.15	0.15	(0.15)
12/31/21		17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12		0.15	0.15	0.24
12/31/20		14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18		0.15	0.15	0.83
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	(c)	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(b)	0.15	0.15	(0.15)

JNL Conservative Allocation Fund(a)
Class A
06/30/22		14.40	(0.03)	(1.81)	(1.84)	—	—	12.56	(12.78)	637,424	16		0.47	0.47	(0.47)
12/31/21		13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25		0.47	0.47	(0.40)
12/31/20		12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48		0.48	0.48	(0.39)
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(d)	0.34	0.34	1.03

Class I
06/30/22		14.58	(0.01)	(1.83)	(1.84)	—	—	12.74	(12.62)	6,727	16		0.17	0.17	(0.17)
12/31/21		14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25		0.17	0.17	(0.10)
12/31/20		12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48		0.18	0.18	(0.09)
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	(c)	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(d)	0.20	0.20	(0.20)

JNL Growth Allocation Fund(a)
Class A
06/30/22		19.90	(0.04)	(3.99)	(4.03)	—	—	15.87	(20.25)	2,955,468	12		0.45	0.45	(0.44)
12/31/21		17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12		0.44	0.44	(0.14)
12/31/20		15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22		0.45	0.45	0.28
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(e)	0.24	0.24	0.64

Class I
06/30/22		20.16	(0.01)	(4.05)	(4.06)	—	—	16.10	(20.14)	18,534	12		0.15	0.15	(0.14)
12/31/21		17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12		0.14	0.14	0.17
12/31/20		15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22		0.15	0.15	0.65
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	(c)	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(e)	0.15	0.15	(0.15)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Conservative Allocation Fund: 47%.

(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Growth Allocation Fund: 49%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund(a)
Class A
06/30/22		17.28	(0.04)	(2.56)	(2.60)	—	—	14.68	(15.05)	2,210,233	11		0.44	0.44	(0.44)
12/31/21		16.09	(0.05)	1.24	1.19	—	—	17.28	7.40	2,742,062	10		0.44	0.44	(0.28)
12/31/20		14.47	(0.01)	1.63	1.62	—	—	16.09	11.20	2,744,458	27		0.45	0.45	(0.04)
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(b)	0.31	0.31	0.95

Class I
06/30/22		17.51	(0.01)	(2.60)	(2.61)	—	—	14.90	(14.91)	9,999	11		0.14	0.14	(0.14)
12/31/21		16.25	0.00	1.26	1.26	—	—	17.51	7.75	16,802	10		0.14	0.14	0.03
12/31/20		14.56	0.04	1.65	1.69	—	—	16.25	11.61	13,677	27		0.15	0.15	0.27
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	(c)	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(b)	0.25	0.25	(0.25)

JNL Moderate Growth Allocation Fund(a)
Class A
06/30/22		19.02	(0.04)	(3.17)	(3.21)	—	—	15.81	(16.88)	3,952,988	11		0.43	0.43	(0.43)
12/31/21		17.25	(0.04)	1.81	1.77	—	—	19.02	10.26	5,043,334	10		0.43	0.43	(0.21)
12/31/20		15.30	0.02	1.93	1.95	—	—	17.25	12.75	5,015,320	30		0.44	0.44	0.16
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(d)	0.26	0.26	0.66

Class I
06/30/22		19.27	(0.01)	(3.22)	(3.23)	—	—	16.04	(16.76)	10,841	11		0.13	0.13	(0.13)
12/31/21		17.43	0.02	1.82	1.84	—	—	19.27	10.56	11,257	10		0.13	0.13	0.12
12/31/20		15.40	0.07	1.96	2.03	—	—	17.43	13.18	7,961	30		0.14	0.14	0.47
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	(c)	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(d)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Allocation Fund: 48%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Growth Allocation Fund: 44%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Allocation Fund(a)
Class A
06/30/22		26.00	0.05	(5.54)	(5.49)	—	—	20.51	(21.12)	3,201,535	10		0.63	0.63	0.43
12/31/21		22.88	0.17	2.95	3.12	—	—	26.00	13.64	4,149,730	47		0.63	0.63	0.68
12/31/20		19.06	0.17	3.65	3.82	—	—	22.88	20.04	3,498,159	18		0.64	0.64	0.85
12/31/19		15.45	0.24	3.37	3.61	—	—	19.06	23.37	2,808,536	19		0.64	0.64	1.36
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14		0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55		0.64	0.64	0.79

Class I
06/30/22		26.35	0.09	(5.63)	(5.54)	—	—	20.81	(21.02)	39,038	10		0.33	0.33	0.74
12/31/21		23.12	0.26	2.97	3.23	—	—	26.35	13.97	48,924	47		0.33	0.33	1.05
12/31/20		19.20	0.30	3.62	3.92	—	—	23.12	20.42	31,660	18		0.34	0.34	1.52
12/31/19		15.52	0.31	3.37	3.68	—	—	19.20	23.71	16,654	19		0.34	0.34	1.75
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14		0.34	0.34	2.44
12/31/17	(b)	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55		0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(a)
Class A
06/30/22		21.75	0.07	(4.06)	(3.99)	—	—	17.76	(18.34)	2,433,249	12		0.64	0.64	0.69
12/31/21		19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66		0.64	0.64	0.95
12/31/20		16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20		0.64	0.64	1.14
12/31/19		14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22		0.64	0.64	1.69
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25		0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57		0.64	0.64	0.85

Class I
06/30/22		22.03	0.10	(4.11)	(4.01)	—	—	18.02	(18.20)	21,669	12		0.34	0.34	1.00
12/31/21		19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66		0.34	0.34	1.32
12/31/20		16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20		0.34	0.34	1.07
12/31/19		14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22		0.34	0.34	2.24
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25		0.34	0.34	2.57
12/31/17	(b)	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57		0.35	0.35	6.09

JNL/Goldman Sachs Managed Aggressive Growth Fund(c)
Class A
06/30/22		36.70	(0.07)	(8.46)	(8.53)	—	—	28.17	(23.24)	2,042,761	14		0.44	0.44	(0.44)
12/31/21		31.55	(0.12)	5.27	5.15	—	—	36.70	16.32	2,764,501	7		0.44	0.44	(0.33)
12/31/20		26.27	(0.05)	5.33	5.28	—	—	31.55	20.10	2,556,014	15		0.45	0.45	(0.21)
12/31/19		20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(d)	0.23	0.23	0.63

Class I
06/30/22		37.18	(0.02)	(8.59)	(8.61)	—	—	28.57	(23.16)	10,938	14		0.14	0.14	(0.14)
12/31/21		31.86	(0.01)	5.33	5.32	—	—	37.18	16.70	17,774	7		0.14	0.14	(0.02)
12/31/20		26.45	0.02	5.39	5.41	—	—	31.86	20.45	12,732	15		0.15	0.15	0.07
12/31/19		20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	(b)	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(d)	0.15	0.15	(0.15)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Conservative Fund(a)
Class A
06/30/22		16.43	(0.03)		(2.24)	(2.27)	—	—	14.16	(13.82)	941,932	15		0.46	0.46	(0.46)
12/31/21		15.84	(0.07)		0.66	0.59	—	—	16.43	3.72	1,153,647	9		0.45	0.45	(0.41)
12/31/20		14.56	(0.02)		1.30	1.28	—	—	15.84	8.79	1,225,287	31		0.46	0.46	(0.12)
12/31/19		13.11	0.11		1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19		(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16		0.70	0.86	—	—	13.42	6.85	1,481,929	109	(b)	0.23	0.23	1.20

Class I
06/30/22		16.61	(0.01)		(2.28)	(2.29)	—	—	14.32	(13.79)	3,476	15		0.16	0.16	(0.16)
12/31/21		15.95	(0.02)		0.68	0.66	—	—	16.61	4.14	2,270	9		0.15	0.15	(0.10)
12/31/20		14.62	0.02		1.31	1.33	—	—	15.95	9.10	1,977	31		0.16	0.16	0.17
12/31/19		13.13	0.23		1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53		(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	(c)	13.26	0.00		0.18	0.18	—	—	13.44	1.36	1	109	(b)	—	—	0.00

JNL/Goldman Sachs Managed Growth Fund(a)
Class A
06/30/22		29.99	(0.06)		(6.53)	(6.59)	—	—	23.40	(21.97)	4,254,150	13		0.43	0.43	(0.43)
12/31/21		26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8		0.43	0.43	(0.34)
12/31/20		22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18		0.43	0.43	(0.27)
12/31/19		17.74	(0.01)		4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12		(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11		3.17	3.28	—	—	18.86	21.05	5,682,182	111	(d)	0.22	0.22	0.64

Class I
06/30/22		30.37	(0.02)		(6.61)	(6.63)	—	—	23.74	(21.83)	18,121	13		0.13	0.13	(0.13)
12/31/21		26.45	(0.00)	(e)	3.92	3.92	—	—	30.37	14.82	23,033	8		0.13	0.13	(0.01)
12/31/20		22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18		0.13	0.13	0.05
12/31/19		17.81	0.05		4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32		(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	(c)	17.91	(0.01)		0.97	0.96	—	—	18.87	5.36	245	111	(d)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund(a)
Class A
06/30/22		20.53	(0.04)		(3.34)	(3.38)	—	—	17.15	(16.46)	2,129,220	11		0.44	0.44	(0.44)
12/31/21		19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9		0.44	0.44	(0.36)
12/31/20		17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24		0.44	0.44	(0.22)
12/31/19		14.90	0.11		2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18		(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14		1.41	1.55	—	—	15.43	11.17	3,315,407	108	(f)	0.22	0.22	0.96

Class I
06/30/22		20.79	(0.01)		(3.38)	(3.39)	—	—	17.40	(16.31)	2,818	11		0.14	0.14	(0.14)
12/31/21		19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9		0.14	0.14	(0.07)
12/31/20		17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24		0.14	0.14	0.08
12/31/19		14.95	0.18		2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27		(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	(c)	15.06	(0.01)		0.39	0.38	—	—	15.44	2.52	113	108	(f)	0.14	0.14	(0.14)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Conservative Fund: 12%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Growth Fund: 15%.

(e)	Amount represents less than $0.005.
(f)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Fund: 12%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Moderate Growth Fund(a)
Class A
06/30/22		25.45	(0.05)		(4.86)	(4.91)	—	—	20.54	(19.29)	4,275,965	12		0.43		0.43		(0.43)
12/31/21		22.96	(0.09)		2.58	2.49	—	—	25.45	10.84	5,651,746	7		0.43		0.43		(0.35)
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20		0.43		0.43		(0.30)
12/31/19		16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43		0.43		0.47
12/31/18		17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43		0.43		0.86
12/31/17		15.12	0.13		2.29	2.42	—	—	17.54	16.01	6,379,304	108	(b)	0.22		0.22		0.78

Class I
06/30/22		25.78	(0.02)		(4.92)	(4.94)	—	—	20.84	(19.16)	6,542	12		0.13		0.13		(0.13)
12/31/21		23.19	(0.01)		2.60	2.59	—	—	25.78	11.17	9,286	7		0.13		0.13		(0.03)
12/31/20		20.01	(0.00)	(c)	3.18	3.18	—	—	23.19	15.89	5,618	20		0.13		0.13		(0.01)
12/31/19		16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16		0.13		0.13		0.66
12/31/18		17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13		0.13		1.95
12/31/17	(d)	16.90	(0.01)		0.67	0.66	—	—	17.56	3.91	846	108	(b)	0.14		0.14		(0.14)

JNL iShares Tactical Growth Fund(e)(f)
Class A
06/30/22		17.37	0.11		(3.01)	(2.90)	—	—	14.47	(16.70)	286,414	16		0.65		0.65		1.41
12/31/21		15.59	0.22		2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27		0.65		0.65		1.30
12/31/20		14.95	0.19		1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54		0.66		0.66		1.33
12/31/19		12.73	0.29		2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44		0.65		0.65		2.05
12/31/18		14.38	0.25		(1.55)	(1.30)	(0.19)	(0.16)	12.73	(9.12)	203,626	43		0.65		0.65		1.77
12/31/17		12.20	0.20		2.15	2.35	(0.17)	—	14.38	19.35	221,557	29		0.67	(g)	0.99	(g)	1.53

Class I
06/30/22		17.45	0.13		(3.02)	(2.89)	—	—	14.56	(16.56)	6,356	16		0.35		0.35		1.70
12/31/21		15.64	0.28		2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27		0.35		0.35		1.63
12/31/20		14.99	0.25		1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54		0.36		0.36		1.74
12/31/19		12.76	0.34		2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44		0.35		0.35		2.36
12/31/18		14.40	0.40		(1.66)	(1.26)	(0.22)	(0.16)	12.76	(8.85)	2,346	43		0.35		0.35		2.80
12/31/17	(d)	13.57	0.11		0.72	0.83	—	—	14.40	6.12	27	29		0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(e)(f)
Class A
06/30/22		13.61	0.10		(1.88)	(1.78)	—	—	11.83	(13.08)	183,245	16		0.65		0.65		1.63
12/31/21		13.00	0.20		0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34		0.65		0.65		1.47
12/31/20		12.59	0.20		0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58		0.65		0.65		1.57
12/31/19		11.37	0.28		1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55		0.65		0.65		2.27
12/31/18		12.29	0.26		(0.91)	(0.65)	(0.20)	(0.07)	11.37	(5.35)	127,965	54		0.65		0.65		2.16
12/31/17		11.19	0.21		1.07	1.28	(0.18)	—	12.29	11.45	133,569	37		0.67	(g)	0.99	(g)	1.75

Class I
06/30/22		13.69	0.13		(1.91)	(1.78)	—	—	11.91	(13.00)	7,975	16		0.35		0.35		1.98
12/31/21		13.06	0.25		0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34		0.35		0.35		1.84
12/31/20		12.64	0.24		0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58		0.35		0.35		1.91
12/31/19		11.41	0.32		1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55		0.35		0.35		2.62
12/31/18		12.32	0.42		(1.04)	(0.62)	(0.22)	(0.07)	11.41	(5.05)	1,111	54		0.35		0.35		3.46
12/31/17	(d)	11.89	0.11		0.32	0.43	—	—	12.32	3.62	1	37		—		—		3.42

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.

(c)	Amount represents less than $0.005.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL iShares Tactical Moderate Growth Fund(a)(b)
Class A
06/30/22		15.54	0.11	(2.45)	(2.34)	—	—	13.20	(15.06)	302,202	15	0.65		0.65	1.50
12/31/21		14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65		0.65	1.29
12/31/20		13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65		0.65	1.41
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65		0.65	2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18	(7.28)	254,058	45	0.65		0.65	1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58	15.72	289,246	37	0.67	(c)	1.00 (c)	1.64

Class I
06/30/22		15.59	0.13	(2.46)	(2.33)	—	—	13.26	(14.95)	8,523	15	0.35		0.35	1.85
12/31/21		14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35		0.35	1.62
12/31/20		13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35		0.35	1.79
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35		0.35	2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21	(6.91)	2,282	45	0.35		0.35	3.22
12/31/17	(d)	12.97	0.06	0.56	0.62	—	—	13.59	4.78	78	37	0.38		0.38	1.52

JNL/Vanguard Growth ETF Allocation Fund(b)
Class A
06/30/22		15.42	0.08	(2.83)	(2.75)	—	—	12.67	(17.83)	1,910,328	9	0.64		0.64	1.16
12/31/21		13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64		0.64	1.60
12/31/20		11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64		0.65	1.47
12/31/19		9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65	2.20
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65	2.20
12/31/17	(e)	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65	3.88

Class I
06/30/22		15.71	0.11	(2.89)	(2.78)	—	—	12.93	(17.70)	51,781	9	0.22		0.34	1.60
12/31/21		13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22		0.34	1.94
12/31/20		11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22		0.35	1.90
12/31/19		9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35	2.70
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35	2.83
12/31/17	(e)	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35	4.76

JNL/Vanguard Moderate ETF Allocation Fund(b)
Class A
06/30/22		13.18	0.07	(1.91)	(1.84)	—	—	11.34	(13.96)	495,687	13	0.65		0.65	1.21
12/31/21		12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65		0.65	1.43
12/31/20		11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64		0.66	1.61
12/31/19		9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20	0.60		0.65	2.49
12/31/18		10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65	2.45
12/31/17	(e)	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65	3.99

Class I
06/30/22		13.43	0.10	(1.95)	(1.85)	—	—	11.58	(13.78)	18,020	13	0.22		0.35	1.66
12/31/21		12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22		0.35	1.88
12/31/20		11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21		0.36	2.01
12/31/19		9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20	0.18		0.35	2.89
12/31/18		10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35	3.09
12/31/17	(e)	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35	5.77

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Moderate Growth ETF Allocation Fund(a)
Class A
06/30/22		14.27	0.08	(2.35)	(2.27)	—	—	12.00	(15.91)	830,474	10		0.65	0.65	1.16
12/31/21		12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7		0.65	0.65	1.49
12/31/20		11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24		0.64	0.66	1.55
12/31/19		9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16		0.60	0.65	2.31
12/31/18		10.37	0.24	(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9		0.60	0.65	2.34
12/31/17	(b)	10.00	0.10	0.27	0.37	—	—	10.37	3.70	48,947	4		0.60	0.65	3.77

Class I
06/30/22		14.54	0.11	(2.40)	(2.29)	—	—	12.25	(15.75)	37,975	10		0.23	0.35	1.60
12/31/21		13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7		0.23	0.35	1.93
12/31/20		11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24		0.22	0.36	1.96
12/31/19		9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16		0.18	0.35	2.73
12/31/18		10.38	0.31	(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9		0.18	0.35	2.98
12/31/17	(b)	10.00	0.10	0.28	0.38	—	—	10.38	3.80	341	4		0.18	0.35	3.68

JNL Bond Index Fund(c)

Class I
06/30/22		10.07	0.07	(1.11)	(1.04)	—	—	9.03	(10.33)	1,101,632	56	(e)	0.07	0.20	1.40
12/31/21	(d)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(e)	0.08	0.21	0.99

JNL Emerging Markets Index Fund(c)

Class I
06/30/22		9.20	0.13	(1.61)	(1.48)	—	—	7.72	(16.09)	872,920	2		0.15	0.21	3.12
12/31/21	(d)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17	0.23	2.40

JNL International Index Fund(c)

Class I
06/30/22		10.29	0.18	(2.15)	(1.97)	—	—	8.32	(19.14)	2,069,124	1		0.10	0.21	3.78
12/31/21	(d)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11	0.22	2.26

JNL Mid Cap Index Fund(c)

Class I
06/30/22		10.44	0.07	(2.11)	(2.04)	—	—	8.40	(19.54)	2,946,272	4		0.10	0.22	1.47
12/31/21	(d)	10.00	0.09	0.35	0.44	—	—	10.44	4.40	3,851,884	12		0.11	0.23	1.26

JNL Small Cap Index Fund(c)

Class I
06/30/22		10.47	0.06	(2.05)	(1.99)	—	—	8.48	(19.01)	2,323,030	12		0.10	0.22	1.37
12/31/21	(d)	10.00	0.08	0.39	0.47	—	—	10.47	4.70	2,982,389	17		0.11	0.23	1.22

(a)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(b)	The Fund commenced operations on September 25, 2017.
(c)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(d)	The Fund commenced operations on April 26, 2021.
(e)	Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was 129% and 126% in 2021 and 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Multi-Manager Alternative Fund(a)
Class A
06/30/22		11.82	0.03	(1.39)	(1.36)	—	—	10.46	(11.51)	217,953	54		2.10	(b)	2.10	(b)	0.56
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78	248,560	127		2.01	(b)	2.01	(b)	0.59
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(b)	2.15	(b)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(b)	2.05	(b)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(c)	1.98	(b)	1.98	(b)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(c)	2.05	(b)(d)	2.21	(b)(d)	0.14

Class I
06/30/22		11.96	0.05	(1.41)	(1.36)	—	—	10.60	(11.37)	940,027	54		1.80	(b)	1.80	(b)	0.86
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10	1,113,115	127		1.71	(b)	1.71	(b)	0.90
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(b)	1.79	(b)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(b)	1.75	(b)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(c)	1.68	(b)	1.68	(b)	0.91
12/31/17	(e)	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(c)	1.64	(b)(d)	1.64	(b)(d)	0.59

JNL Multi-Manager Emerging Markets Equity Fund(a)
Class A
06/30/22		11.28	0.07	(2.64)	(2.57)	—	—	8.71	(22.78)	669,256	22		1.21		1.21		1.50
12/31/21		11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54		1.22		1.22		0.64
12/31/20		10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103		1.23		1.23		0.82
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85	427,546	25		1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)	370,350	14		1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60	479,920	13		1.21	(d)	1.22	(d)	1.66

Class I
06/30/22		11.33	0.08	(2.65)	(2.57)	—	—	8.76	(22.68)	373,682	22		0.91		0.91		1.70
12/31/21		11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54		0.92		0.92		0.95
12/31/20		10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103		0.93		0.93		1.15
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17	354,158	25		0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)	366,300	14		0.93		0.93		2.26
12/31/17	(f)	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94	535,865	13		0.94	(d)	0.94	(d)	0.50

JNL Multi-Manager International Small Cap Fund
Class A
06/30/22		15.74	0.15	(5.32)	(5.17)	—	—	10.57	(32.85)	363,507	34		1.21		1.21		2.38
12/31/21		13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93		1.23		1.23		0.83
12/31/20		10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87		1.21		1.21		0.68
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72	6,196	74		1.21		1.21		0.85
12/31/18	(g)	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)	462	24		1.22		1.22		0.64

Class I
06/30/22		15.88	0.17	(5.38)	(5.21)	—	—	10.67	(32.81)	221,420	34		0.91		0.91		2.68
12/31/21		13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93		0.91		0.91		1.10
12/31/20		10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87		0.91		0.91		0.92
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06	280,665	74		0.91		0.91		1.52
12/31/18	(g)	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)	251,462	24		0.92		0.92		0.97

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: June 30, 2022: 1.68%; December 31, 2021: 1.68%; December 31, 2020: 1.71% (Net: 1.70%); December 31, 2019: 1.69%; December 31, 2018: 1.70%; December 31, 2017: 1.86% (Net: 1.70%). Class I: June 30, 2022: 1.38%; December 31, 2021: 1.38%; December 31, 2020: 1.41% (Net: 1.40%); December 31, 2019: 1.39%; December 31, 2018: 1.40%; December 31, 2017: 1.45%. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(c)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 240% and 181% in 2017 and 2018 respectively.
(d)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Mid Cap Fund(a)
Class A
06/30/22		20.19	0.03	(4.01)	(3.98)	—	—	16.21	(19.71)	402,904	29	1.08	1.08	0.33
12/31/21		16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26
12/31/20		14.19	0.04	2.02	2.06	—	—	16.25	14.52	274,671	62	1.08	1.08	0.28
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77	205,717	35	1.09	1.09	0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)	108,870	39	1.09	1.09	0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04	60,188	38	1.08	1.08	0.27

Class I
06/30/22		20.39	0.06	(4.05)	(3.99)	—	—	16.40	(19.57)	1,045,770	29	0.78	0.78	0.63
12/31/21		16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54
12/31/20		14.24	0.08	2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78	0.78	0.58
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10	988,423	35	0.79	0.79	0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)	795,203	39	0.79	0.79	0.53
12/31/17	(b)	11.62	0.02	0.72	0.74	—	—	12.36	6.37	905,025	38	0.82	0.82	0.47

JNL Multi-Manager Small Cap Growth Fund(a)
Class A
06/30/22		48.27	(0.11)	(15.77)	(15.88)	—	—	32.39	(32.90)	1,770,560	46	0.97	0.97	(0.58)
12/31/21		46.90	(0.34)	1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)
12/31/20		32.03	(0.22)	15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89	2,003,267	78	0.97	0.97	(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92	0.97	0.97	(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24	1,276,476	99	0.97	0.97	(0.38)

Class I
06/30/22		51.27	(0.06)	(16.75)	(16.81)	—	—	34.46	(32.79)	341,240	46	0.67	0.67	(0.28)
12/31/21		49.67	(0.20)	1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)
12/31/20		33.82	(0.12)	15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32	405,350	78	0.67	0.67	(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92	0.67	0.67	(0.07)
12/31/17	(c)	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51	430,734	99	0.70	0.70	(0.15)

JNL Multi-Manager Small Cap Value Fund(a)
Class A
06/30/22		18.51	0.00	(2.98)	(2.98)	—	—	15.53	(16.10)	1,097,153	14	1.07	1.07	0.05
12/31/21		15.05	0.02	3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12
12/31/20		14.23	0.02	0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84	1.08	1.08	0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07	1.07	0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79	1.07	1.07	0.38

Class I
06/30/22		18.70	0.03	(3.02)	(2.99)	—	—	15.71	(15.99)	471,312	14	0.77	0.77	0.36
12/31/21		15.16	0.07	3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41
12/31/20		14.29	0.06	0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84	0.78	0.78	0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77	0.77	0.78
12/31/17	(c)	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79	0.81	0.81	1.04

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL S&P 500 Index Fund

Class I
06/30/22		20.41	0.13		(4.22)	(4.09)	—	—	16.32	(20.04)	258,637	5	0.09	0.32	1.45
12/31/21		15.88	0.24		4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29
12/31/20		13.44	0.23		2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69
12/31/19		10.24	0.23		2.97	3.20	—	—	13.44	31.25	85,170	35	0.15	0.32	1.87
12/31/18		10.74	0.21		(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17	0.32	1.85
12/31/17	(a)	10.00	0.05		0.69	0.74	—	—	10.74	7.40	6,100	7	0.20	0.33	1.75

JNL/AB Sustainable Global Thematic Fund
Class A
06/30/22	(b)	10.00	0.03		(1.06)	(1.03)	—	—	8.97	(10.30)	10,026	0	1.11	1.11	1.49

Class I
06/30/22	(b)	10.00	0.03		(1.05)	(1.02)	—	—	8.98	(10.20)	7	0	0.81	0.81	1.59

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/22		14.59	0.06		(2.00)	(1.94)	—	—	12.65	(13.30)	370,181	11	0.85	0.85	0.90
12/31/21		11.96	0.08		2.55	2.63	—	—	14.59	21.99	411,317	24	0.86	0.86	0.61
12/31/20		10.70	0.11		1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99
12/31/19	(c)	10.00	0.07		0.63	0.70	—	—	10.70	7.00	37,276	82	0.86	0.86	1.33

Class I
06/30/22		14.70	0.08		(2.02)	(1.94)	—	—	12.76	(13.20)	5,596	11	0.55	0.55	1.21
12/31/21		12.01	0.13		2.56	2.69	—	—	14.70	22.40	5,580	24	0.56	0.56	0.94
12/31/20		10.71	0.14		1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27
12/31/19	(c)	10.00	0.08		0.63	0.71	—	—	10.71	7.10	570	82	0.56	0.56	1.52

JNL/Baillie Gifford International Growth Fund(d)
Class A
06/30/22		17.08	0.02		(6.30)	(6.28)	—	—	10.80	(36.77)	718,216	6	0.98	0.98	0.29
12/31/21		18.36	(0.05)		(1.23)	(1.28)	—	—	17.08	(6.97)	1,182,005	49	0.85	1.01	(0.25)
12/31/20		11.72	0.07		6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00)	(e)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)
12/31/17	(a)	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16	0.58	1.13	(0.58)

Class I
06/30/22		17.29	0.04		(6.38)	(6.34)	—	—	10.95	(36.67)	20,812	6	0.68	0.68	0.59
12/31/21		18.53	0.00		(1.24)	(1.24)	—	—	17.29	(6.69)	31,149	49	0.56	0.71	0.02
12/31/20		11.79	0.10		6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	(0.00)	(e)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)
12/31/17	(a)	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16	0.28	0.83	(0.28)

(a)	The Fund commenced operations on September 25, 2017.
(b)	The Fund commenced operations on April 25, 2022.
(c)	The Fund commenced operations on June 24, 2019.
(d)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund - Class A: December 31, 2021: 0.97%, 1.13%, (0.37%); December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%; December 31, 2018: 0.95%, 1.50%, (0.42%); December 31, 2017: 0.97%, 1.52%, (0.97%). JNL/Baillie Gifford International Growth Fund - Class I: December 31, 2021: 0.67%, 0.83%, (0.10%); December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%; December 31, 2018: 0.65%, 1.20%, (0.38%); December 31, 2017: 0.67%, 1.22%, (0.67%).

(e)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Baillie Gifford U.S. Equity Growth Fund
Class A
06/30/22		8.88	(0.02)	(4.83)	(4.85)	—	—	4.03	(54.62)	1,424	5	0.95		0.95		(0.70)
12/31/21	(a)	10.00	(0.05)	(1.07)	(1.12)	—	—	8.88	(11.20)	3,040	15	0.95		0.95		(0.75)

Class I
06/30/22		8.90	(0.01)	(4.84)	(4.85)	—	—	4.05	(54.49)	68,762	5	0.65		0.65		(0.42)
12/31/21	(a)	10.00	(0.03)	(1.07)	(1.10)	—	—	8.90	(11.00)	137,944	15	0.65		0.65		(0.44)

JNL/BlackRock Global Allocation Fund(b)
Class A
06/30/22		17.05	0.07	(2.86)	(2.79)	—	—	14.26	(16.36)	2,919,129	46	1.02	(c)	1.02	(c)	0.85
12/31/21		15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(c)	1.03	(c)	0.69
12/31/20		13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(c)	1.04	(c)	0.60
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71	3,586,552	203	1.06	(c)	1.06	(c)	1.24
12/31/18	(d)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)	3,460,330	144	1.07	(c)	1.07	(c)	1.22
12/31/17	(d)	11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83	4,035,435	119	1.09	(c)	1.09	(c)	1.00

Class I
06/30/22		17.35	0.09	(2.91)	(2.82)	—	—	14.53	(16.25)	243,149	46	0.72	(c)	0.72	(c)	1.12
12/31/21		16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(c)	0.73	(c)	0.99
12/31/20		13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(c)	0.74	(c)	0.90
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08	15,213	203	0.76	(c)	0.76	(c)	1.53
12/31/18	(d)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)	9,970	144	0.77	(c)	0.77	(c)	1.59
12/31/17	(d)(e)	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13	557	119	0.86	(c)	0.86	(c)	1.23

JNL/BlackRock Global Natural Resources Fund(b)
Class A
06/30/22		11.10	0.17	0.00	0.17	—	—	11.27	1.53	1,204,410	45	0.97		0.97		2.74
12/31/21		8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22
12/31/20		8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79	641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)	628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)	864,694	104	0.99		0.99		1.04

Class I
06/30/22		11.28	0.19	0.01	0.20	—	—	11.48	1.77	241,707	45	0.67		0.67		2.88
12/31/21		8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50
12/31/20		8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08	3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)	1,185	64	0.69		0.69		2.69
12/31/17	(e)	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)	2,041	104	0.74		0.74		1.34

JNL/BlackRock Large Cap Select Growth Fund(b)
Class A
06/30/22		74.98	(0.06)	(25.22)	(25.28)	—	—	49.70	(33.72)	2,747,741	37	0.86		0.86		(0.20)
12/31/21		62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86		0.86		(0.41)
12/31/20		44.97	(0.20)	17.48	17.28	—	—	62.25	38.43	4,251,332	40	0.86		0.86		(0.39)
12/31/19		33.99	(0.11)	11.09	10.98	—	—	44.97	32.30	3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45	(0.02)	0.83	0.81	—	(3.27)	33.99	1.91	2,337,258	50	0.87		0.87		(0.05)
12/31/17		27.73	(0.02)	9.29	9.27	—	(0.55)	36.45	33.58	2,036,161	49	0.87		0.87		(0.05)

Class I
06/30/22		78.97	0.04	(26.59)	(26.55)	—	—	52.42	(33.62)	703,070	37	0.56		0.56		0.13
12/31/21		65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56		0.56		(0.11)
12/31/20		47.08	(0.05)	18.34	18.29	—	—	65.37	38.85	925,425	40	0.56		0.56		(0.09)
12/31/19		35.47	0.02	11.59	11.61	—	—	47.08	32.73	841,339	44	0.57		0.57		0.04
12/31/18		37.80	0.11	0.83	0.94	—	(3.27)	35.47	2.19	784,611	50	0.57		0.57		0.25
12/31/17	(e)	28.67	0.02	9.66	9.68	—	(0.55)	37.80	33.91	1,044,014	49	0.59		0.59		0.05

(a)	The Fund commenced operations on April 26, 2021.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: June 30, 2022: 1.02%; December 31, 2021: 1.02%; December 31, 2020: 1.04% (Net: 1.03%); December 31, 2019: 0.73%; December 31, 2018: 1.05%; December 31, 2017: 1.07%. Class I: June 30, 2022: 0.72%; December 31, 2021: 0.72%; December 31, 2020: 0.74% (Net : 0.73%); December 31, 2019: 0.76%; December 31, 2018: 0.75%; December 31, 2017: 0.84%.

(d)	Consolidated Financial Statements.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Causeway International Value Select Fund(a)
Class A
06/30/22		16.54	0.24		(2.57)	(2.33)	—	—	14.21	(14.09)	496,422	34	0.97	0.97	3.03
12/31/21		15.45	0.22		1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32
12/31/20		15.20	0.17		0.72	0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27
12/31/19		13.92	0.41		2.15	2.56	(0.45)	(0.83)	15.20	18.97	505,381	30	0.97	0.97	2.77
12/31/18		17.17	0.38		(3.37)	(2.99)	(0.26)	—	13.92	(17.51)	456,772	33	0.97	0.97	2.32
12/31/17		13.50	0.37		3.46	3.83	(0.16)	—	17.17	28.47	544,261	35	0.97	0.97	2.38

Class I
06/30/22		17.03	0.27		(2.64)	(2.37)	—	—	14.66	(13.92)	927,646	34	0.67	0.67	3.40
12/31/21		15.90	0.28		1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63
12/31/20		15.62	0.22		0.74	0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64
12/31/19		14.28	0.47		2.20	2.67	(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67	0.67	3.05
12/31/18		17.63	0.44		(3.46)	(3.02)	(0.33)	—	14.28	(17.26)	1,016,182	33	0.67	0.67	2.65
12/31/17	(b)	13.83	0.23		3.75	3.98	(0.18)	—	17.63	28.84	1,312,240	35	0.69	0.69	1.37

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/22		22.55	(0.03)		(7.10)	(7.13)	—	—	15.42	(31.62)	382,986	14	0.94	0.94	(0.34)
12/31/21		18.61	(0.07)		4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)
12/31/20		14.26	(0.02)		4.37	4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)
12/31/19		10.83	0.02		3.41	3.43	—	—	14.26	31.67	315,902	19	0.95	0.95	0.13
12/31/18		10.84	0.02		(0.03)	(0.01)	—	—	10.83	(0.09)	118,866	15	0.95	0.95	0.20
12/31/17	(c)	10.00	0.00		0.84	0.84	—	—	10.84	8.40	22,625	6	0.96	0.96	0.12

Class I
06/30/22		22.83	(0.00)	(d)	(7.20)	(7.20)	—	—	15.63	(31.54)	709,948	14	0.64	0.64	(0.03)
12/31/21		18.78	(0.01)		4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)
12/31/20		14.34	0.03		4.41	4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20
12/31/19		10.87	0.05		3.42	3.47	—	—	14.34	31.92	895,769	19	0.65	0.65	0.41
12/31/18		10.85	0.05		(0.03)	0.02	—	—	10.87	0.18	450,974	15	0.65	0.65	0.45
12/31/17	(c)	10.00	0.01		0.84	0.85	—	—	10.85	8.50	437,763	6	0.66	0.66	0.44

JNL/DFA International Core Equity Fund
Class A
06/30/22		12.53	0.18		(2.33)	(2.15)	—	—	10.38	(17.16)	181,216	6	0.90	0.90	3.19
12/31/21		11.50	0.19		1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52
12/31/20		10.82	0.14		0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41
12/31/19	(e)	10.00	0.05		0.77	0.82	—	—	10.82	8.20	9,460	5	0.97	0.97	0.96

Class I
06/30/22		12.56	0.20		(2.33)	(2.13)	—	—	10.43	(16.96)	10,620	6	0.55	0.60	3.56
12/31/21		11.56	0.29		1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37
12/31/20		10.84	0.18		0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83
12/31/19	(e)	10.00	0.07		0.77	0.84	—	—	10.84	8.40	63,773	5	0.65	0.67	1.38

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on September 25, 2017.
(d)	Amount represents less than $0.005.
(e)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Core Equity Fund(a)
Class A
06/30/22		23.46	0.09	(4.54)	(4.45)	—	—	19.01	(18.97)	1,137,727	6	0.80		0.80		0.81
12/31/21		18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80		0.80		0.64
12/31/20		15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80		0.80		1.01
12/31/19		12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)	(0.24)	13.72	20.23	1,122,274	7	0.80	(b)	0.85	(b)	0.98

Class I
06/30/22		25.16	0.13	(4.87)	(4.74)	—	—	20.42	(18.84)	99,006	6	0.45		0.50		1.17
12/31/21		19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45		0.50		0.99
12/31/20		16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45		0.50		1.36
12/31/19		13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	(c)	12.38	0.18	2.33	2.51	(0.13)	(0.24)	14.52	20.54	68,462	7	0.47	(b)	0.52	(b)	1.26

JNL/DFA U.S. Small Cap Fund(a)
Class A
06/30/22		11.93	0.02	(2.28)	(2.26)	—	—	9.67	(18.94)	419,408	13	0.99		1.00		0.31
12/31/21		9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01		1.01		0.18
12/31/20		8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02		1.02		0.53
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42	(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33	10.15	67,066	61	1.15		1.15		0.07

Class I
06/30/22		12.02	0.04	(2.30)	(2.26)	—	—	9.76	(18.80)	15,785	13	0.65		0.70		0.66
12/31/21		9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66		0.71		0.54
12/31/20		8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67		0.72		0.89
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43	(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	(d)	9.69	0.02	0.63	0.65	—	—	10.34	6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Core Fixed Income Fund(a)
Class A
06/30/22		13.78	0.16	(1.60)	(1.44)	—	—	12.34	(10.45)	2,061,328	94	0.77		0.77		2.53
12/31/21		13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77		0.77		2.15
12/31/20		13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77		0.77		2.48
12/31/19		12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)	—	12.93	5.39	3,195,393	550	0.79	(b)(e)	0.81	(b)(e)	2.44

Class I
06/30/22		14.98	0.20	(1.74)	(1.54)	—	—	13.44	(10.28)	855,467	94	0.47		0.47		2.82
12/31/21		15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47		0.47		2.45
12/31/20		14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47		0.47		2.76
12/31/19		13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	(c)	13.25	0.34	0.39	0.73	(0.07)	—	13.91	5.54	249,704	550	0.54	(b)(e)	0.54	(b)(e)	2.45

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/DoubleLine Core Fixed Income Fund were as follows: Class A: December 31, 2017: 0.79% (Net: 0.77%). Class I: December 31, 2017: 0.52% (Net: 0.52%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund(a)
Class A
06/30/22		12.29	0.19	(2.08)	(1.89)	—	—	10.40	(15.38)	130,960	10	1.07	1.07	3.41
12/31/21		12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98
12/31/20		11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54	1.10	1.10	3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103	1.09	1.09	3.10

Class I
06/30/22		12.18	0.21	(2.07)	(1.86)	—	—	10.32	(15.27)	526,108	10	0.77	0.77	3.69
12/31/21		12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29
12/31/20		11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54	0.80	0.80	3.34
12/31/17	(b)	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103	0.82	0.82	2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(a)
Class A
06/30/22		23.71	0.15	(5.60)	(5.45)	—	—	18.26	(22.99)	1,623,496	51	1.00	1.00	1.37
12/31/21		19.12	0.17	4.42	4.59	—	—	23.71	24.01	2,216,351	113	1.00	1.00	0.77
12/31/20		16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56	1.04	1.04	2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88	1.07	1.07	1.63

Class I
06/30/22		23.97	0.18	(5.66)	(5.48)	—	—	18.49	(22.86)	360,444	51	0.70	0.70	1.66
12/31/21		19.27	0.24	4.46	4.70	—	—	23.97	24.39	628,818	113	0.70	0.70	1.08
12/31/20		16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56	0.74	0.74	2.64
12/31/17	(b)	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88	0.79	0.79	2.33

JNL/DoubleLine Total Return Fund(a)
Class A
06/30/22		11.52	0.16	(1.15)	(0.99)	—	—	10.53	(8.59)	831,671	33	0.82	0.82	3.01
12/31/21		11.57	0.29	(0.34)	(0.05)	—	—	11.52	(0.43)	981,663	103	0.82	0.82	2.50
12/31/20		11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19		10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67	1.71	952,987	26	0.83	0.83	3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85	4.16	866,061	21	0.84	0.84	3.19

Class I
06/30/22		11.61	0.18	(1.16)	(0.98)	—	—	10.63	(8.44)	1,507,934	33	0.52	0.52	3.32
12/31/21		11.63	0.33	(0.35)	(0.02)	—	—	11.61	(0.17)	1,571,543	103	0.52	0.52	2.80
12/31/20		11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19		10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66	2.11	1,298,704	26	0.53	0.53	3.77
12/31/17	(b)	10.82	0.11	(0.08)	0.03	—	—	10.85	0.28	1,521,328	21	0.57	0.57	3.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund(a)
Class A
06/30/22		12.93	0.13	(1.64)	(1.51)	—	—	11.42	(11.68)	816,520	25	(b)	0.78		0.78		2.20
12/31/21		13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(b)	0.78		0.78		1.84
12/31/20		12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(b)	0.79		0.79		1.98
12/31/19		11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(b)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(b)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(b)	0.86	(c)	0.87	(c)	2.19

Class I
06/30/22		13.25	0.16	(1.69)	(1.53)	—	—	11.72	(11.55)	501,853	25	(b)	0.48		0.48		2.58
12/31/21		13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(b)	0.48		0.48		2.13
12/31/20		12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(b)	0.49		0.49		2.20
12/31/19		11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(b)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(b)	0.54		0.54		2.67
12/31/17	(d)	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(b)	0.58	(c)	0.58	(c)	2.50

JNL/First Sentier Global Infrastructure Fund(a)
Class A
06/30/22		17.44	0.15	(0.85)	(0.70)	—	—	16.74	(4.01)	669,145	26		1.15		1.15		1.80
12/31/21		15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15		1.15		1.52
12/31/20		16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15		1.15		1.32
12/31/19		12.63	0.32	3.08	3.40	—	—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)	—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)	—	13.95	9.90	957,356	97		1.15		1.15		2.06

Class I
06/30/22		17.69	0.19	(0.88)	(0.69)	—	—	17.00	(3.90)	345,991	26		0.85		0.85		2.18
12/31/21		15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85		0.85		1.81
12/31/20		16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85		0.85		1.61
12/31/19		12.70	0.38	3.08	3.46	—	—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)	—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	(d)	12.97	0.32	1.01	1.33	(0.28)	—	14.02	10.19	60,889	97		0.86		0.86		2.31

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 531%, 350%, 433%, 508%, 211% and 86% in 2017, 2018, 2019, 2020, 2021 and 2022 respectively.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Income Fund(a)
Class A
06/30/22		14.70	0.30		(1.35)	(1.05)	—	—	13.65	(7.14)	1,611,097	36		0.93	0.93	4.11
12/31/21		12.81	0.51		1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65
12/31/20		12.70	0.45		(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19		10.95	0.48		1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50		(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47		0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92	0.92	4.01

Class I
06/30/22		14.18	0.31		(1.31)	(1.00)	—	—	13.18	(7.05)	8,156	36		0.63	0.63	4.41
12/31/21		12.31	0.53		1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96
12/31/20		12.17	0.47		(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19		10.46	0.58		1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51		(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	(b)	10.85	0.46		0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64	0.64	4.07

JNL/Goldman Sachs 4 Fund(c)(d)
Class A
06/30/22		33.87	0.29		(5.95)	(5.66)	—	—	28.21	(16.71)	5,089,921	18		0.69	0.69	1.84
12/31/21		25.00	0.26		8.61	8.87	—	—	33.87	35.48	6,547,195	88		0.59	0.59	0.87
12/31/20		23.92	(0.08)		1.16	1.08	—	—	25.00	4.52	5,495,372	0		0.35	0.35	(0.35)
12/31/19		19.13	0.48		4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37		(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37		2.35	2.72	—	—	20.41	15.38	7,125,698	102	(e)	0.13	0.13	2.02

Class I
06/30/22		34.31	0.34		(6.03)	(5.69)	—	—	28.62	(16.58)	26,853	18		0.39	0.39	2.14
12/31/21		25.25	0.39		8.67	9.06	—	—	34.31	35.88	33,113	88		0.31	0.31	1.29
12/31/20		24.08	(0.01)		1.18	1.17	—	—	25.25	4.86	17,026	0		0.05	0.05	(0.05)
12/31/19		19.20	0.69		4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71		(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	(f)	18.63	(0.00)	(g)	1.79	1.79	—	—	20.42	9.61	826	102	(e)	0.06	0.06	(0.06)

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/22		14.02	0.28		(2.89)	(2.61)	—	—	11.41	(18.62)	266,630	63		1.36	1.36	4.48
12/31/21		14.35	0.26		(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115		1.36	1.36	1.79
12/31/20		10.78	(0.05)		3.62	3.57	—	—	14.35	33.12	225,079	102		1.36	1.36	(0.47)
12/31/19		8.94	0.11		1.77	1.88	(0.04)	—	10.78	21.09	81,360	85		1.36	1.36	1.07
12/31/18		10.51	0.03		(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115		1.36	1.36	0.34
12/31/17	(h)	10.00	(0.01)		0.52	0.51	—	—	10.51	5.10	3,048	31		1.36	1.36	(0.27)

Class I
06/30/22		14.20	0.30		(2.93)	(2.63)	—	—	11.57	(18.52)	434,772	63		1.06	1.06	4.58
12/31/21		14.49	0.30		(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115		1.06	1.06	2.06
12/31/20		10.85	0.01		3.63	3.64	—	—	14.49	33.55	590,125	102		1.06	1.06	0.09
12/31/19		8.98	0.14		1.78	1.92	(0.05)	—	10.85	21.38	567,543	85		1.06	1.06	1.42
12/31/18		10.52	0.07		(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115		1.06	1.06	0.67
12/31/17	(h)	10.00	0.00		0.52	0.52	—	—	10.52	5.20	413,849	31		1.06	1.06	(0.07)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(d)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”
(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs 4 Fund: 5%.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	Amount represents less than $0.005.
(h)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Harris Oakmark Global Equity Fund(a)
Class A
06/30/22		13.87	0.12	(2.61)	(2.49)	—	—	11.38	(17.95)	430,202	23	1.14	1.14	1.89
12/31/21		11.88	0.05	2.07	2.12	(0.13)	—	13.87	17.85	560,393	30	1.14	1.14	0.36
12/31/20		11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19	1.19	0.75

Class I
06/30/22		13.90	0.14	(2.61)	(2.47)	—	—	11.43	(17.77)	311,033	23	0.84	0.84	2.20
12/31/21		11.90	0.09	2.06	2.15	(0.15)	—	13.90	18.14	389,791	30	0.84	0.84	0.68
12/31/20		11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44
12/31/17	(b)	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86	0.86	0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
06/30/22		14.28	0.11	(2.74)	(2.63)	—	—	11.65	(18.42)	128,426	99	1.11	1.11	1.75
12/31/21		9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98
12/31/20		11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	(c)	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
06/30/22		14.41	0.14	(2.78)	(2.64)	—	—	11.77	(18.32)	142,076	99	0.81	0.81	2.10
12/31/21		10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21
12/31/20		11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	(c)	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

JNL/Invesco Diversified Dividend Fund
Class A
06/30/22		13.74	0.12	(1.22)	(1.10)	—	—	12.64	(8.01)	340,229	28	0.97	0.98	1.76
12/31/21		11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58
12/31/20		11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98	0.98	2.10
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98	0.98	2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98	0.98	2.08
12/31/17	(d)	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99	0.99	1.62

Class I
06/30/22		13.92	0.14	(1.24)	(1.10)	—	—	12.82	(7.90)	659,379	28	0.67	0.68	1.98
12/31/21		11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92
12/31/20		11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68	0.68	2.40
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68	0.68	2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68	0.68	2.36
12/31/17	(d)	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69	0.69	1.77

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)	The Fund commenced operations on August 13, 2018.
(d)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Global Growth Fund(a)
Class A
06/30/22		27.77	0.01	(8.93)	(8.92)	—	—	18.85	(32.12)	1,237,628	7	0.95		0.95		0.05
12/31/21		24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96		0.96		(0.46)
12/31/20		18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95		0.95		(0.21)
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(b)	0.96	(b)	0.52

Class I
06/30/22		28.48	0.05	(9.17)	(9.12)	—	—	19.36	(32.02)	247,564	7	0.65		0.65		0.44
12/31/21		24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66		0.66		(0.16)
12/31/20		19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65		0.65		0.10
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	(c)	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(b)	0.68	(b)	0.36

JNL/Invesco Small Cap Growth Fund(a)
Class A
06/30/22		45.01	(0.10)	(17.07)	(17.17)	—	—	27.84	(38.15)	1,537,254	28	1.06		1.06		(0.61)
12/31/21		41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05		1.05		(0.73)
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(b)	1.11	(b)	(0.32)

Class I
06/30/22		47.30	(0.06)	(17.94)	(18.00)	—	—	29.30	(38.06)	16,496	28	0.76		0.76		(0.31)
12/31/21		43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75		0.75		(0.41)
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	(c)	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(b)	0.81	(b)	0.01

JNL/JPMorgan Global Allocation Fund(a)
Class A
06/30/22		15.07	0.08	(2.94)	(2.86)	—	—	12.21	(18.98)	1,075,429	68	1.06	(d)	1.06	(d)	1.20
12/31/21		13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(d)	1.06	(d)	0.86
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(d)	1.06	(d)	0.90
12/31/19	(e)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(d)	1.10	(d)	1.34
12/31/18	(e)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17	(e)	10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96

Class I
06/30/22		15.24	0.10	(2.98)	(2.88)	—	—	12.36	(18.90)	3,648	68	0.76	(d)	0.76	(d)	1.53
12/31/21		13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(d)	0.76	(d)	1.12
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(d)	0.77	(d)	1.17
12/31/19	(e)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(d)	0.78	(d)	1.78
12/31/18	(e)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	(e)(f)	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: June 30, 2022: 1.04%; December 31, 2021: 1.04%; December 31, 2020: 1.05%; December 31, 2019: 1.08% (Net: 1.00%). Class I: June 30, 2022: 0.74%; December 31, 2021: 0.74%; December 31, 2020: 0.74%; December 31, 2019: 0.77% (Net: 0.62%). Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily and contractually began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(e)	Consolidated Financial Statements.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/22		13.47	0.03	(1.34)	(1.31)	—	—	12.16	(9.73)	594,125	15	0.96	(a)	0.96	(a)	0.44
12/31/21		12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(a)	0.97	(a)	0.40
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(a)	0.97	(a)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(a)	0.96	(a)	0.90
12/31/18	(b)	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99	(a)	0.99	(a)	1.02

Class I
06/30/22		13.57	0.05	(1.35)	(1.30)	—	—	12.27	(9.58)	126,617	15	0.66	(a)	0.66	(a)	0.72
12/31/21		12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(a)	0.67	(a)	0.69
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(a)	0.67	(a)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(a)	0.66	(a)	1.16
12/31/18	(b)	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69	(a)	0.69	(a)	1.48

JNL/JPMorgan MidCap Growth Fund(c)
Class A
06/30/22		67.95	(0.13)	(20.29)	(20.42)	—	—	47.53	(30.05)	2,321,341	25	0.89		0.89		(0.45)
12/31/21		61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88		0.88		(0.50)
12/31/20		41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90		0.90		(0.42)
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91		0.91		(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91		0.91		(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92		0.92		(0.21)

Class I
06/30/22		70.61	(0.04)	(21.10)	(21.14)	—	—	49.47	(29.94)	309,687	25	0.59		0.59		(0.15)
12/31/21		63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58		0.58		(0.21)
12/31/20		42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60		0.60		(0.11)
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61		0.61		0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61		0.61		0.04
12/31/17	(d)	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63		0.63		(0.06)

JNL/JPMorgan U.S. Government & Quality Bond Fund(c)
Class A
06/30/22		14.15	0.09	(1.31)	(1.22)	—	—	12.93	(8.62)	1,017,656	7	0.69		0.69		1.37
12/31/21		14.46	0.17	(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68		0.68		1.21
12/31/20		13.52	0.19	0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68		0.68		1.35
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16	0.70		0.70		2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3	0.69		0.69		2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51	841,921	6	0.68		0.68		2.18

Class I
06/30/22		15.02	0.12	(1.39)	(1.27)	—	—	13.75	(8.46)	461,632	7	0.39		0.39		1.70
12/31/21		15.30	0.23	(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38		0.38		1.51
12/31/20		14.27	0.25	0.78	1.03	—	—	15.30	7.22	625,482	46	0.38		0.38		1.63
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16	0.40		0.40		2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3	0.39		0.39		2.65
12/31/17	(d)	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70	522,010	6	0.40		0.40		2.52

(a)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: June 30, 2022: 0.95%; December 31, 2021: 0.96%; December 31, 2020: 0.96%; December 31, 2019: 0.95%; December 31, 2018: 0.95%. Class I: June 30, 2022: 0.65%; December 31, 2021: 0.66%; December 31, 2020: 0.66%; December 31, 2019: 0.65%; December 31, 2018: 0.65%.

(b)	The Fund commenced operations on August 13, 2018.
(c)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan U.S. Value Fund(a)
Class A
06/30/22		15.22	0.10	(1.70)	(1.60)	—	—	13.62	(10.51)	892,371	7	0.89		0.89		1.30
12/31/21		11.95	0.15	3.12	3.27	—	—	15.22	27.36	942,693	21	0.89		0.89		1.09
12/31/20		12.42	0.17	(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94		0.94		1.65
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(b)	1.02	(b)	1.45

Class I
06/30/22		15.51	0.12	(1.73)	(1.61)	—	—	13.90	(10.38)	619,468	7	0.59		0.59		1.59
12/31/21		12.14	0.20	3.17	3.37	—	—	15.51	27.76	676,257	21	0.59		0.59		1.38
12/31/20		12.59	0.20	(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60		0.60		1.84
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	(c)	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(b)	0.71	(b)	1.81

JNL/Lazard International Strategic Equity Fund(a)
Class A
06/30/22		17.14	0.15	(3.51)	(3.36)	—	—	13.78	(19.60)	100,283	18	1.15		1.15		1.90
12/31/21		16.22	0.17	0.87	1.04	(0.07)	(0.05)	17.14	6.42	115,951	28	1.15		1.15		0.99
12/31/20		14.42	0.11	1.77	1.88	(0.08)	—	16.22	13.03	76,966	44	1.16		1.16		0.80
12/31/19		11.93	0.19	2.42	2.61	(0.03)	(0.09)	14.42	21.92	82,765	35	1.15		1.15		1.38
12/31/18		13.30	0.14	(1.49)	(1.35)	(0.02)	—	11.93	(10.12)	60,426	38	1.15		1.15		1.06
12/31/17		10.60	0.10	2.87	2.97	(0.27)	—	13.30	28.19	57,473	43	1.18		1.18		0.84

Class I
06/30/22		17.20	0.18	(3.54)	(3.36)	—	—	13.84	(19.53)	402,476	18	0.85		0.85		2.30
12/31/21		16.26	0.24	0.85	1.09	(0.10)	(0.05)	17.20	6.72	351,431	28	0.85		0.85		1.40
12/31/20		14.45	0.12	1.81	1.93	(0.12)	—	16.26	13.40	364,495	44	0.86		0.86		0.90
12/31/19		11.95	0.22	2.43	2.65	(0.06)	(0.09)	14.45	22.24	149,570	35	0.85		0.85		1.66
12/31/18		13.31	0.06	(1.37)	(1.31)	(0.05)	—	11.95	(9.84)	90,677	38	0.85		0.85		0.45
12/31/17	(d)	12.45	0.06	0.80	0.86	—	—	13.31	6.91	48	43	0.90		0.90		1.62

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/22		16.00	0.02	(4.46)	(4.44)	—	—	11.56	(27.75)	310,578	16	1.00		1.00		0.34
12/31/21		15.47	(0.03)	0.90	0.87	—	(0.34)	16.00	5.61	438,686	10	1.01		1.01		(0.20)
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)	(0.06)	15.47	34.85	465,932	33	1.01		1.01		(0.35)
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75	3,638	18	1.00		1.00		0.17
12/31/18	(e)	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)	398	9	1.00		1.00		0.08

Class I
06/30/22		16.16	0.04	(4.51)	(4.47)	—	—	11.69	(27.66)	255,352	16	0.70		0.70		0.66
12/31/21		15.59	0.02	0.89	0.91	—	(0.34)	16.16	5.82	464,891	10	0.71		0.71		0.10
12/31/20		11.59	0.03	4.06	4.09	(0.03)	(0.06)	15.59	35.30	479,627	33	0.71		0.71		0.21
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18	308,894	18	0.70		0.70		0.63
12/31/18	(e)	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)	251,444	9	0.70		0.70		0.49

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/22		10.45	0.07	(0.57)	(0.50)	—	—	9.95	(4.78)	312,961	49	0.80	0.80	1.38
12/31/21		10.45	0.10	(0.06)	0.04	(0.03)	(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93
12/31/20	(a)	10.00	0.10	0.35	0.45	—	—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
06/30/22		10.50	0.09	(0.58)	(0.49)	—	—	10.01	(4.67)	638,705	49	0.50	0.50	1.71
12/31/21		10.47	0.13	(0.06)	0.07	(0.03)	(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21
12/31/20	(a)	10.00	0.13	0.34	0.47	—	—	10.47	4.70	137,237	70	0.51	0.51	1.85

JNL/Mellon Communication Services Sector Fund(b)(c)
Class A
06/30/22		20.93	0.02	(6.65)	(6.63)	—	—	14.30	(31.68)	190,706	2	0.66	0.66	0.24
12/31/21		18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11
12/31/20		14.45	0.06	3.59	3.65	—	—	18.10	25.26	251,202	14	0.67	0.67	0.37
12/31/19		11.43	0.05	2.97	3.02	—	—	14.45	26.42	157,958	54	0.67	0.67	0.40
12/31/18		14.55	0.43	(1.14)	(0.71)	(0.58)	(1.83)	11.43	(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15	0.49	0.04	0.53	(0.52)	(0.61)	14.55	3.53	118,950	27	0.68	0.68	3.24

Class I
06/30/22		19.67	0.05	(6.25)	(6.20)	—	—	13.47	(31.52)	3,954	2	0.31	0.36	0.56
12/31/21		16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50
12/31/20		13.49	0.09	3.38	3.47	—	—	16.96	25.72	4,452	14	0.32	0.37	0.63
12/31/19		10.63	0.08	2.78	2.86	—	—	13.49	26.91	1,377	54	0.32	0.37	0.65
12/31/18		13.69	0.38	(0.99)	(0.61)	(0.62)	(1.83)	10.63	(5.47)	397	110	0.33	0.38	3.01
12/31/17	(d)	14.32	0.49	0.05	0.54	(0.56)	(0.61)	13.69	3.77	84	27	0.44	0.45	3.46

JNL/Mellon Consumer Discretionary Sector Fund(b)(e)
Class A
06/30/22		45.83	0.05	(15.36)	(15.31)	—	—	30.52	(33.41)	1,186,275	5	0.64	0.64	0.26
12/31/21		37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06
12/31/20		25.44	0.06	11.90	11.96	—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22
12/31/19		20.05	0.16	5.23	5.39	—	—	25.44	26.88	1,309,949	4	0.64	0.64	0.69
12/31/18		20.81	0.15	(0.37)	(0.22)	(0.15)	(0.39)	20.05	(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29	0.16	3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64	0.64	0.81

Class I
06/30/22		47.23	0.12	(15.84)	(15.72)	—	—	31.51	(33.28)	10,442	5	0.29	0.34	0.61
12/31/21		38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42
12/31/20		26.03	0.16	12.22	12.38	—	—	38.41	47.56	13,457	11	0.29	0.34	0.54
12/31/19		20.45	0.25	5.33	5.58	—	—	26.03	27.29	5,176	4	0.29	0.34	1.05
12/31/18		21.21	0.22	(0.38)	(0.16)	(0.21)	(0.39)	20.45	(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	(d)	18.60	0.22	3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8	0.31	0.36	1.08

(a)	The Fund commenced operations on April 27, 2020.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/22		15.64	0.13	(1.26)	(1.13)	—	—	14.51	(7.23)	446,058	11	0.65	0.65	1.67
12/31/21		13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71
12/31/20		12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69	0.69	2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70	0.70	2.46
12/31/17	(a)	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73	0.71	0.71	2.08

Class I
06/30/22		15.86	0.16	(1.28)	(1.12)	—	—	14.74	(7.06)	11,557	11	0.30	0.35	2.10
12/31/21		13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07
12/31/20		12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34	0.39	2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35	0.40	2.75
12/31/17	(a)	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73	0.36	0.41	2.58

JNL/Mellon Dow Index Fund(b)(c)
Class A
06/30/22		43.27	0.27	(6.64)	(6.37)	—	—	36.90	(14.72)	1,138,067	0	0.65	0.65	1.36
12/31/21		36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16
12/31/20		33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62
12/31/19		26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65	0.65	1.76
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66	0.66	1.71

Class I
06/30/22		43.93	0.35	(6.76)	(6.41)	—	—	37.52	(14.59)	21,031	0	0.30	0.35	1.72
12/31/21		36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51
12/31/20		33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96
12/31/19		26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30	0.35	2.12
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	(d)	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31	0.35	1.65

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Energy Sector Fund(a)(b)
Class A
06/30/22		22.43	0.50	6.16	6.66	—	—	29.09	29.69	2,411,882	14	0.63	0.63	3.32
12/31/21		14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69
12/31/20		21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19		20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02

Class I
06/30/22		23.06	0.57	6.33	6.90	—	—	29.96	29.92	26,000	14	0.28	0.33	3.69
12/31/21		14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03
12/31/20		22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19		20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	(c)	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26

JNL/Mellon Financial Sector Fund(a)(d)
Class A
06/30/22		19.00	0.10	(3.88)	(3.78)	—	—	15.22	(19.89)	1,291,952	12	0.64	0.64	1.17
12/31/21		14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14
12/31/20		15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19		11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32

Class I
06/30/22		19.26	0.14	(3.94)	(3.80)	—	—	15.46	(19.73)	19,623	12	0.29	0.34	1.52
12/31/21		14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46
12/31/20		15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19		11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	(c)	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57

JNL/Mellon Healthcare Sector Fund(a)(e)
Class A
06/30/22		44.99	0.18	(5.17)	(4.99)	—	—	40.00	(11.09)	3,540,746	2	0.62	0.62	0.88
12/31/21		37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71
12/31/20		31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89

Class I
06/30/22		45.71	0.26	(5.26)	(5.00)	—	—	40.71	(10.94)	33,317	2	0.27	0.32	1.22
12/31/21		37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06
12/31/20		32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	(c)	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(e)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Industrials Sector Fund
Class A
06/30/22		16.30	0.06	(3.13)	(3.07)	—	—	13.23	(18.83)	162,126	10	0.66	0.66	0.85
12/31/21		13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68
12/31/20		11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08
12/31/17	(a)	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70	0.70	1.27

Class I
06/30/22		16.53	0.09	(3.17)	(3.08)	—	—	13.45	(18.63)	4,834	10	0.31	0.36	1.24
12/31/21		13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02
12/31/20		11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56
12/31/17	(a)	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38	0.43	2.14

JNL/Mellon Information Technology Sector Fund(b)(c)
Class A
06/30/22		42.80	0.04	(12.90)	(12.86)	—	—	29.94	(30.05)	3,691,803	4	0.62	0.62	0.23
12/31/21		32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19
12/31/20		22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61

Class I
06/30/22		44.17	0.11	(13.33)	(13.22)	—	—	30.95	(29.93)	56,955	4	0.27	0.32	0.58
12/31/21		33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54
12/31/20		22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	(d)	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84

JNL/Mellon Materials Sector Fund
Class A
06/30/22		16.28	0.11	(3.17)	(3.06)	—	—	13.22	(18.80)	218,542	15	0.66	0.66	1.42
12/31/21		12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07
12/31/20		10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
06/30/22		16.51	0.12	(3.20)	(3.08)	—	—	13.43	(18.66)	5,255	15	0.31	0.36	1.63
12/31/21		12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41
12/31/20		10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon Nasdaq 100 Index Fund(a)(b)
Class A
06/30/22		58.47	0.05	(17.27)	(17.22)	—	—	41.25	(29.45)	4,492,508	1	0.65		0.65		0.21
12/31/21		46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64		0.64		0.04
12/31/20		31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65		0.65		0.24
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67		0.67		0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67		0.67		0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67		0.67		0.49

Class I
06/30/22		38.81	0.09	(11.47)	(11.38)	—	—	27.43	(29.32)	83,381	1	0.30		0.35		0.56
12/31/21		30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29		0.34		0.39
12/31/20		20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30		0.35		0.58
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32		0.37		0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32		0.37		0.83
12/31/17	(c)	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42		0.44		0.74

JNL/Mellon Real Estate Sector Fund
Class A
06/30/22		16.29	0.18	(3.54)	(3.36)	—	—	12.93	(20.63)	198,873	20	0.66		0.66		2.46
12/31/21		11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66		0.66		1.41
12/31/20		12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69		0.69		1.83
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68		0.68		2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68		0.68		4.14
12/31/17	(d)	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68		0.68		5.75

Class I
06/30/22		16.46	0.21	(3.58)	(3.37)	—	—	13.09	(20.47)	12,519	20	0.31		0.36		2.84
12/31/21		11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31		0.36		1.81
12/31/20		12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34		0.39		2.58
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33		0.38		2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33		0.38		3.42
12/31/17	(d)	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33		0.38		5.17

JNL/Mellon S&P 500 Index Fund(a)
Class A
06/30/22		36.48	0.17	(7.53)	(7.36)	—	—	29.12	(20.18)	10,380,391	1	0.52		0.52		1.04
12/31/21		28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52		0.52		0.90
12/31/20		24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53		0.53		1.31
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(e)	0.54	(e)	1.49

Class I
06/30/22		37.70	0.23	(7.78)	(7.55)	—	—	30.15	(20.03)	7,277	1	0.22		0.22		1.34
12/31/21		29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22		0.22		1.24
12/31/20		24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23		0.23		1.62
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	(c)	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(e)	0.24	(e)	1.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on September 25, 2017.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon U.S. Stock Market Index Fund
Class A
06/30/22		19.78	0.08	(4.33)	(4.25)	—	—	15.53	(21.49)	4,723,719	1	0.60	0.60	0.90
12/31/21		15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72
12/31/20		13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56	0.61	1.19
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54	0.60	1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54	0.60	1.58
12/31/17	(a)	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67	0.54	0.60	3.33

Class I
06/30/22		20.05	0.11	(4.39)	(4.28)	—	—	15.77	(21.35)	62,233	1	0.30	0.30	1.20
12/31/21		15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00
12/31/20		13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26	0.31	1.51
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24	0.30	1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24	0.30	2.07
12/31/17	(a)	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67	0.24	0.30	7.15

JNL/Mellon Utilities Sector Fund(b)
Class A
06/30/22		18.66	0.20	(0.44)	(0.24)	—	—	18.42	(1.29)	537,454	7	0.65	0.65	2.21
12/31/21		15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44
12/31/20		16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66	0.66	2.66
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66	0.66	2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69	0.69	2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11	0.69	0.69	2.63

Class I
06/30/22		18.89	0.24	(0.44)	(0.20)	—	—	18.69	(1.06)	10,078	7	0.30	0.35	2.57
12/31/21		16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79
12/31/20		16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31	0.36	2.94
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31	0.36	2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34	0.39	3.15
12/31/17	(c)	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11	0.35	0.40	3.69

JNL/Mellon World Index Fund(b)(d)
Class A
06/30/22		36.96	0.26	(7.80)	(7.54)	—	—	29.42	(20.40)	335,321	1	0.65	0.65	1.59
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67	0.67	1.34
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41

Class I
06/30/22		37.16	0.32	(7.85)	(7.53)	—	—	29.63	(20.26)	7,339	1	0.30	0.35	1.95
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32	0.37	1.69
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	(c)	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/MFS Mid Cap Value Fund(a)
Class A
06/30/22		17.87	0.09	(2.75)	(2.66)	—	—	15.21	(14.89)	1,881,328	9	0.95		0.95		1.01
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95		0.95		0.79
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96		0.96		1.15
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96		0.96		1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)	—	12.13	13.02	857,083	129	0.97	(b)	0.99	(b)	0.76

Class I
06/30/22		18.16	0.11	(2.79)	(2.68)	—	—	15.48	(14.76)	42,736	9	0.65		0.65		1.32
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65		0.65		1.11
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66		0.66		1.44
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22	0.66		0.66		1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	(c)	10.93	0.13	1.32	1.45	(0.18)	—	12.20	13.33	97,911	129	0.70	(b)	0.71	(b)	1.14

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
06/30/22		12.07	0.13	(4.40)	(4.27)	—	—	7.80	(35.38)	2,744	33	0.72		0.72		2.77
12/31/21	(d)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72		0.72		0.80

Class I
06/30/22		12.10	0.15	(4.42)	(4.27)	—	—	7.83	(35.29)	3,912	33	0.42		0.42		3.06
12/31/21	(d)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42		0.42		1.82

JNL/Morningstar U.S. Sustainability Index Fund(a)(e)
Class A
06/30/22		21.71	0.07	(4.95)	(4.88)	—	—	16.83	(22.48)	234,751	58	0.74		0.74		0.76
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76		0.76		0.61
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76		0.76		0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75		0.75		1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75		0.75		1.12
12/31/17	(f)	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76		0.76		1.19

Class I
06/30/22		21.97	0.11	(5.01)	(4.90)	—	—	17.07	(22.30)	8,874	58	0.39		0.44		1.11
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41		0.46		0.97
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41		0.46		1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40		0.45		1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40		0.45		1.53
12/31/17	(g)	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71		0.71		1.16

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on April 26, 2021.
(e)	Effective April 25, 2022, JNL/Mellon MSCI KLD 400 Social Index Fund name was changed to JNL/Morningstar U.S. Sustainability Index Fund.
(f)	The Fund commenced operations on April 24, 2017.
(g)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/22		14.70	0.06	(2.46)	(2.40)	—	—	12.30	(16.33)	348,400	42		0.76	0.76	0.95
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61		0.76	0.76	0.96
12/31/20		12.42	0.18	1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72		0.77	0.77	1.45
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73		0.77	0.77	1.56
12/31/18	(a)	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40		0.77	0.77	1.91

Class I
06/30/22		14.83	0.09	(2.49)	(2.40)	—	—	12.43	(16.18)	496,487	42		0.46	0.46	1.24
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61		0.46	0.46	1.24
12/31/20		12.47	0.21	1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72		0.47	0.47	1.74
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73		0.47	0.47	1.85
12/31/18	(a)	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40		0.47	0.47	2.37

JNL/Neuberger Berman Commodity Strategy Fund(b)
Class A
06/30/22		13.78	(0.02)	2.94	2.92	—	—	16.70	21.19	72,210	14		0.90	0.90	(0.26)
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36		0.90	0.90	(0.86)
12/31/20		11.02	0.00	(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106		0.92	0.92	(0.05)
12/31/19	(c)	10.02	0.19	1.02	1.21	(0.21)	—	11.02	12.09	17,165	94		0.90	0.90	1.77
12/31/18	(c)	11.24	0.15	(1.33)	(1.18)	(0.04)	—	10.02	(10.56)	15,918	121		0.92	0.92	1.36
12/31/17	(c)	12.97	0.03	0.67	0.70	(2.43)	—	11.24	6.47	14,911	113		0.99	0.99	0.27

Class I
06/30/22		13.87	0.04	2.93	2.97	—	—	16.84	21.41	307,270	14		0.60	0.60	0.40
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36		0.60	0.60	(0.46)
12/31/20		11.05	0.12	(0.52)	(0.40)	—	—	10.65	(3.62)	—	106		0.62	0.62	1.22
12/31/19	(c)	10.04	0.23	1.02	1.25	(0.24)	—	11.05	12.48	92,021	94		0.60	0.60	2.10
12/31/18	(c)	11.24	0.20	(1.34)	(1.14)	(0.06)	—	10.04	(10.22)	147,737	121		0.62	0.62	1.76
12/31/17	(c)(d)	10.68	0.02	0.54	0.56	—	—	11.24	5.24	1,235	113		0.71	0.71	0.77

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
06/30/22	(e)	10.00	(0.01)	(0.75)	(0.76)	—	—	9.24	(7.60)	13,822	0		1.21	1.21	(0.31)

Class I
06/30/22	(e)	10.00	0.00	(0.75)	(0.75)	—	—	9.25	(7.50)	1	0		0.76	0.76	0.17

JNL/Neuberger Berman Strategic Income Fund(b)
Class A
06/30/22		12.38	0.16	(1.66)	(1.50)	—	—	10.88	(12.12)	578,291	23	(f)	0.93	0.93	2.78
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(f)	0.93	0.93	2.53
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(f)	0.94	0.94	2.76
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(f)	0.94	0.94	3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(f)	0.94	0.94	3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(f)	0.94	0.94	2.71

Class I
06/30/22		12.56	0.18	(1.69)	(1.51)	—	—	11.05	(12.02)	132,860	23	(f)	0.63	0.63	3.08
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(f)	0.63	0.63	2.84
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(f)	0.64	0.64	3.07
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(f)	0.64	0.64	3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(f)	0.64	0.64	3.63
12/31/17	(g)	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(f)	0.66	0.66	3.16

(a)	The Fund commenced operations on August 13, 2018.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Consolidated Financial Statements.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The Fund commenced operations on April 25, 2022.
(f)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 351%, 363%, 322%, 385% , 305% and 160% in 2017, 2018, 2019, 2020, 2021 and 2022 respectively.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Newton Equity Income Fund(a)(b)
Class A
06/30/22		25.00	0.17	(1.78)	(1.61)	—	—	23.39	(6.44)	1,040,267	34	0.90		0.90		1.34
12/31/21		18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96	0.91		0.91		1.21
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80	0.90		0.90		1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58	0.91		0.91		1.77
12/31/18		17.17	0.28	(1.82)	(1.54)	(0.19)	(1.15)	14.29	(9.61)	174,006	65	0.91		0.91		1.65
12/31/17		15.38	0.23	2.12	2.35	(0.25)	(0.31)	17.17	15.66	164,350	63	0.93		0.93		1.45

Class I
06/30/22		25.29	0.21	(1.80)	(1.59)	—	—	23.70	(6.29)	26,806	34	0.60		0.60		1.66
12/31/21		18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96	0.61		0.61		1.53
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80	0.60		0.60		1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58	0.61		0.61		2.08
12/31/18		17.18	0.36	(1.85)	(1.49)	(0.21)	(1.15)	14.33	(9.27)	83,601	65	0.61		0.61		2.38
12/31/17	(c)	15.80	0.04	1.34	1.38	—	—	17.18	8.73	77	63	0.67		0.67		0.83

JNL/PIMCO Income Fund
Class A
06/30/22		11.25	0.21	(1.32)	(1.11)	—	—	10.14	(9.87)	728,536	194	0.94		0.94		4.05
12/31/21		11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464	0.93		0.93		2.48
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524	0.94	(d)	0.94	(d)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365	0.94	(d)	0.94	(d)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207	0.97	(d)	0.97	(d)	2.70
12/31/17	(e)	10.00	0.06	0.01	0.07	—	—	10.07	0.70	132,772	60	0.98	(d)	0.98	(d)	2.15

Class I
06/30/22		11.39	0.23	(1.34)	(1.11)	—	—	10.28	(9.75)	609,222	194	0.64		0.64		4.35
12/31/21		11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464	0.63		0.63		2.77
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524	0.64	(d)	0.64	(d)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365	0.64	(d)	0.64	(d)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207	0.67	(d)	0.67	(d)	2.98
12/31/17	(e)	10.00	0.06	0.02	0.08	—	—	10.08	0.80	504,472	60	0.68	(d)	0.68	(d)	2.39

JNL/PIMCO Investment Grade Credit Bond Fund(a)
Class A
06/30/22		13.33	0.18	(2.27)	(2.09)	—	—	11.24	(15.68)	465,458	31	0.78	(f)	0.78	(f)	2.94
12/31/21		13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105	0.73	(f)	0.73	(f)	2.61
12/31/20		12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167	0.74	(f)	0.74	(f)	2.30
12/31/19		10.97	0.38	1.20	1.58	(0.29)	—	12.26	14.47	497,732	183	0.92	(f)	0.92	(f)	3.20
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)	(0.11)	10.97	(2.56)	281,787	150	0.91	(f)	0.91	(f)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)	(0.03)	11.71	6.97	311,231	121	0.89		0.89		3.08

Class I
06/30/22		13.43	0.20	(2.28)	(2.08)	—	—	11.35	(15.49)	788,825	31	0.48	(f)	0.48	(f)	3.24
12/31/21		13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105	0.43	(f)	0.43	(f)	2.91
12/31/20		12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167	0.44	(f)	0.44	(f)	2.58
12/31/19		10.98	0.41	1.21	1.62	(0.32)	—	12.28	14.75	613,139	183	0.62	(f)	0.62	(f)	3.44
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)	(0.11)	10.98	(2.26)	138,829	150	0.61	(f)	0.61	(f)	3.70
12/31/17	(c)	11.65	0.11	(0.04)	0.07	—	—	11.72	0.60	204,949	121	0.67		0.67		3.39

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 25, 2022, JNL/Mellon Equity Income Fund name was changed to JNL/Newton Equity Income Fund.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2020: 0.94%; December 31, 2019: 0.94%; December 31, 2018: 0.95%; December 31, 2017: 0.96%. Class I: December 31, 2020: 0.64%; December 31, 2019: 0.64%; December 31, 2018: 0.65%; December 31, 2017: 0.66%.

(e)	The Fund commenced operations on September 25, 2017.
(f)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: June 30, 2022: 0.74%; December 31, 2021: 0.73%; December 31, 2020: 0.74%; December 31, 2019: 0.74%; December 31, 2018: 0.75%; December 31, 2017: 0.76%. Class I: June 30, 2022: 0.44%; December 31, 2021: 0.43%; December 31, 2020: 0.44%; December 31, 2019: 0.46%; December 31, 2018: 0.45%; December 31, 2017: 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Real Return Fund(a)
Class A
06/30/22		12.30	0.34	(1.42)	(1.08)	—	—	11.22	(8.78)		1,299,374	17	0.96	(b)	0.96	(b)	5.73
12/31/21		11.67	0.37	0.26	0.63	—	—	12.30	5.40		1,449,465	49	0.81	(b)	0.81	(b)	3.09
12/31/20		10.47	0.08	1.12	1.20	—	—	11.67	11.46		1,238,237	179	0.95	(b)	0.95	(b)	0.75
12/31/19		9.66	0.12	0.69	0.81	—	—	10.47	8.39		1,023,793	225	1.67	(b)	1.67	(b)	1.21
12/31/18		9.95	0.18	(0.40)	(0.22)	(0.07)	—	9.66	(2.23)		1,045,541	258	1.58	(b)	1.58	(b)	1.85
12/31/17		9.65	0.17	0.13	0.30	—	—	9.95	3.11		1,195,715	162	1.16	(b)(c)	1.17	(b)(c)	1.71

Class I
06/30/22		12.55	0.36	(1.45)	(1.09)	—	—	11.46	(8.69)		407,006	17	0.66	(b)	0.66	(b)	6.04
12/31/21		11.86	0.43	0.26	0.69	—	—	12.55	5.82		467,665	49	0.51	(b)	0.51	(b)	3.56
12/31/20		10.61	0.12	1.13	1.25	—	—	11.86	11.78		347,527	179	0.65	(b)	0.65	(b)	1.05
12/31/19		9.76	0.16	0.69	0.85	—	—	10.61	8.71		359,304	225	1.37	(b)	1.37	(b)	1.55
12/31/18		10.06	0.21	(0.41)	(0.20)	(0.10)	—	9.76	(1.95)		709,718	258	1.28	(b)	1.28	(b)	2.15
12/31/17	(d)	9.75	0.25	0.06	0.31	—	—	10.06	3.18		863,416	162	0.90	(b)(c)	0.90	(b)(c)	2.46

JNL/PPM America Floating Rate Income Fund(a)
Class A
06/30/22		11.40	0.22	(1.04)	(0.82)	—	—	10.58	(7.19)		1,242,039	26	0.92		0.92		3.97
12/31/21		10.99	0.39	0.02	0.41	—	—	11.40	3.73		1,197,306	106	0.93		0.93		3.51
12/31/20		10.94	0.35	(0.30)	0.05	—	—	10.99	0.46		1,068,399	27	0.93		0.93		3.33
12/31/19		10.11	0.48	0.35	0.83	—	—	10.94	8.21		1,406,085	36	0.92		0.92		4.48
12/31/18		10.54	0.44	(0.54)	(0.10)	(0.33)	—	10.11	(1.02)		1,601,915	68	0.93		0.93		4.12
12/31/17		10.58	0.37	(0.06)	0.31	(0.35)	—	10.54	2.92		1,457,373	63	0.96	(c)	0.96	(c)	3.48

Class I
06/30/22		11.52	0.24	(1.05)	(0.81)	—	—	10.71	(7.03)		21,668	26	0.62		0.62		4.29
12/31/21		11.07	0.44	0.01	0.45	—	—	11.52	4.06		10,903	106	0.63		0.63		3.86
12/31/20		10.99	0.42	(0.34)	0.08	—	—	11.07	0.73		5,457	27	0.63		0.63		3.98
12/31/19		10.12	0.51	0.36	0.87	—	—	10.99	8.60		30,209	36	0.62		0.62		4.77
12/31/18		10.55	0.47	(0.54)	(0.07)	(0.36)	—	10.12	(0.82)		29,676	68	0.63		0.63		4.39
12/31/17	(e)	10.45	0.11	(0.01)	0.10	—	—	10.55	0.96		33,712	63	0.63	(c)	0.63	(c)	3.78

JNL/PPM America High Yield Bond Fund(a)
Class A
06/30/22		15.45	0.37	(2.62)	(2.25)	—	—	13.20	(14.56)		1,183,230	25	0.74		0.74		5.17
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75		1,537,895	62	0.74		0.74		4.95
12/31/20		13.90	0.70	0.01	0.71	—	—	14.61	5.11	(f)	1,412,152	77	0.74		0.74		5.18
12/31/19		12.13	0.69	1.08	1.77	—	—	13.90	14.59		1,585,066	75	0.74		0.74		5.23
12/31/18		13.64	0.73	(1.42)	(0.69)	(0.82)	—	12.13	(5.30)		1,434,059	52	0.74		0.74		5.42
12/31/17		13.46	0.72	0.28	1.00	(0.82)	—	13.64	7.49		1,763,229	73	0.74		0.74		5.24

Class I
06/30/22		18.27	0.47	(3.11)	(2.64)	—	—	15.63	(14.45)		241,236	25	0.44		0.44		5.44
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10		411,167	62	0.44		0.44		5.26
12/31/20		16.33	0.87	0.02	0.89	—	—	17.22	5.45	(f)	491,339	77	0.44		0.44		5.48
12/31/19		14.21	0.86	1.26	2.12	—	—	16.33	14.92		504,753	75	0.44		0.44		5.53
12/31/18		15.84	0.89	(1.66)	(0.77)	(0.86)	—	14.21	(5.06)		507,235	52	0.44		0.44		5.73
12/31/17	(d)	15.49	0.92	0.27	1.19	(0.84)	—	15.84	7.79		574,946	73	0.46		0.46		5.84

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: June 30, 2022: 0.79%; December 31, 2021: 0.79%; December 31, 2020: 0.79%; December 31, 2019: 0.81%; December 31, 2018: 0.79%; December 31, 2017: 0.79% (Net: 0.78%). Class I: June 30, 2022: 0.49%; December 31, 2021: 0.49%; December 31, 2020: 0.49%; December 31, 2019: 0.51%; December 31, 2018: 0.49%; December 31, 2017: 0.52% (Net: 0.52%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Total Return Fund(a)
Class A
06/30/22		13.78	0.13	(1.82)	(1.69)	—	—	12.09	(12.26)	586,607	35	(b)	0.78	0.78	1.99
12/31/21		13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)	784,767	105	(b)	0.78	0.78	1.55
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85	821,727	80	(b)	0.78	0.78	1.90
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06	456,735	95	(b)	0.80	0.80	2.54
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—	11.53	(1.23)	332,524	65	(b)	0.80	0.80	2.72
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—	11.95	4.27	323,218	69	(b)	0.79	0.79	2.31

Class I
06/30/22		13.87	0.15	(1.84)	(1.69)	—	—	12.18	(12.18)	893,466	35	(b)	0.48	0.48	2.29
12/31/21		13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)	1,177,823	105	(b)	0.48	0.48	1.85
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24	1,176,797	80	(b)	0.48	0.48	2.22
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35	933,513	95	(b)	0.50	0.50	2.86
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—	11.50	(0.97)	787,240	65	(b)	0.50	0.50	3.01
12/31/17	(c)	11.87	0.09	0.00	0.09	—	—	11.96	0.76	940,410	69	(b)	0.51	0.51	2.67

JNL/RAFI Fundamental U.S. Small Cap Fund(a)(d)
Class A
06/30/22		8.70	0.04	(1.60)	(1.56)	—	—	7.14	(17.93)	411,013	10		0.67	0.67	1.03
12/31/21		6.68	0.06	1.96	2.02	—	—	8.70	30.24	534,346	40		0.67	0.67	0.75
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62	411,422	26		0.67	0.67	1.10
12/31/19	(e)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90		0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82		0.66	0.66	0.81

Class I
06/30/22		8.54	0.05	(1.57)	(1.52)	—	—	7.02	(17.80)	5,399	10		0.32	0.37	1.38
12/31/21		6.53	0.09	1.92	2.01	—	—	8.54	30.78	7,080	40		0.32	0.37	1.11
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02	2,690	26		0.32	0.37	1.50
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90		0.31	0.36	1.51
12/31/17	(f)	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82		0.43	0.44	1.01

JNL/RAFI Multi-Factor U.S. Equity Fund(a)(g)
Class A
06/30/22		19.83	0.14	(2.89)	(2.75)	—	—	17.08	(13.87)	2,177,372	15		0.67	0.67	1.55
12/31/21		15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36		0.67	0.67	1.18
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40		0.67	0.67	1.60
12/31/19	(e)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153		0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60		0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89		0.63	0.63	2.20

Class I
06/30/22		19.99	0.17	(2.92)	(2.75)	—	—	17.24	(13.76)	21,768	15		0.37	0.37	1.85
12/31/21		15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36		0.37	0.37	1.49
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40		0.37	0.37	1.90
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153		0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60		0.33	0.33	2.47
12/31/17	(f)	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89		0.35	0.35	2.14

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 72%, 70%, 97% , 118%, 146% and 50% in 2017, 2018, 2019, 2020, 2021 and 2022 respectively.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(e)	The Fund commenced operations on June 24, 2019.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Balanced Fund(a)(b)
Class A
06/30/22		17.18	0.12	(3.18)	(3.06)	—	—	14.12	(17.81)		461,574	106		1.00	1.00	1.51
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73		566,873	156		1.00	1.00	0.87
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98		501,928	126		1.01	1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06		507,773	82		1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)		477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45		192,360	111	(c)	0.44	0.44	1.07

Class I
06/30/22		17.39	0.14	(3.22)	(3.08)	—	—	14.31	(17.71)		2,717	106		0.70	0.70	1.85
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07		2,398	156		0.70	0.70	1.15
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26		668	126		0.71	0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42		2	82		0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)		1	216		0.65	0.65	0.98
12/31/17	(d)	11.35	0.00	0.55	0.55	—	—	11.90	4.85		1	111	(c)	0.09	0.09	(0.09)

JNL/T. Rowe Price Capital Appreciation Fund(e)
Class A
06/30/22		23.85	0.08	(3.50)	(3.42)	—	—	20.43	(14.34)		9,975,315	38		0.96	0.96	0.73
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89		11,340,946	51		0.96	0.96	0.56
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48		8,392,371	86		0.97	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06		5,779,034	50		0.98	0.98	1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)	(0.41)	13.88	0.40		3,160,575	64		1.00	1.01	2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)	(0.11)	14.31	14.80		2,209,139	67		1.05	1.05	0.87

Class I
06/30/22		24.11	0.11	(3.53)	(3.42)	—	—	20.69	(14.18)		598,994	38		0.66	0.66	1.03
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19		682,938	51		0.66	0.66	0.87
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85		623,162	86		0.67	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44		423,633	50		0.68	0.68	1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)	(0.41)	13.91	0.67		339,117	64		0.70	0.71	2.46
12/31/17	(d)	13.86	0.05	0.41	0.46	—	—	14.32	3.32		353,499	67		0.76	0.76	1.21

JNL/T. Rowe Price Established Growth Fund(e)
Class A
06/30/22		78.17	(0.14)	(27.64)	(27.78)	—	—	50.39	(35.54)		6,472,068	17		0.83	0.83	(0.45)
12/31/21		68.31	(0.37)	10.23	9.86	—	—	78.17	14.43		10,597,738	29		0.83	0.83	(0.49)
12/31/20		49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(f)	9,439,629	35		0.83	0.83	(0.35)
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13		7,460,334	25		0.83	0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)		5,909,316	44		0.83	0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59		5,847,294	56		0.84	0.84	0.11

Class I
06/30/22		81.61	(0.05)	(28.88)	(28.93)	—	—	52.68	(35.45)		1,468,126	17		0.53	0.53	(0.15)
12/31/21		71.10	(0.15)	10.66	10.51	—	—	81.61	14.78		2,717,304	29		0.53	0.53	(0.19)
12/31/20		51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(f)	2,908,301	35		0.53	0.53	(0.04)
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54		2,720,614	25		0.53	0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)		2,558,378	44		0.53	0.53	0.46
12/31/17	(g)	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90		2,944,326	56		0.55	0.55	0.40

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)	Prior to June 24, 2019, the fund held affiliated funds selected by the Adviser and was considered a "Fund of Funds".
(c)

Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%

(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Mid-Cap Growth Fund(a)
Class A
06/30/22		78.25	(0.15)	(19.15)	(19.30)	—	—	58.95	(24.66)	4,701,882	11	0.97	0.98	(0.45)
12/31/21		69.30	(0.37)	9.32	8.95	—	—	78.25	12.91	6,664,276	19	0.98	0.98	(0.49)
12/31/20		56.09	(0.18)	13.39	13.21	—	—	69.30	23.55	6,403,871	23	0.99	0.99	(0.32)
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48	5,926,942	22	0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29	0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30	1.00	1.00	(0.21)

Class I
06/30/22		82.86	(0.05)	(20.30)	(20.35)	—	—	62.51	(24.56)	237,069	11	0.67	0.68	(0.15)
12/31/21		73.17	(0.15)	9.84	9.69	—	—	82.86	13.24	329,433	19	0.68	0.68	(0.19)
12/31/20		59.04	0.00	14.13	14.13	—	—	73.17	23.93	284,182	23	0.69	0.69	0.00
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84	445,624	22	0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29	0.69	0.69	0.25
12/31/17	(b)	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30	0.74	0.74	0.04

JNL/T. Rowe Price Short-Term Bond Fund(a)
Class A
06/30/22		10.53	0.06	(0.47)	(0.41)	—	—	10.12	(3.89)	1,312,084	58	0.71	0.71	1.14
12/31/21		10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)	1,369,640	77	0.71	0.71	1.00
12/31/20		10.17	0.17	0.23	0.40	—	—	10.57	3.93	1,489,869	61	0.71	0.71	1.68
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71	0.71	2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71	0.71	1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71	0.71	1.37

Class I
06/30/22		10.73	0.08	(0.48)	(0.40)	—	—	10.33	(3.73)	409,887	58	0.41	0.41	1.46
12/31/21		10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)	300,785	77	0.41	0.41	1.30
12/31/20		10.30	0.21	0.23	0.44	—	—	10.74	4.27	291,484	61	0.41	0.41	1.97
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71	0.41	0.41	2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41	0.41	2.17
12/31/17	(b)	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42	0.42	1.74

JNL/T. Rowe Price U.S. High Yield Fund(a)
Class A
06/30/22		11.95	0.32	(2.31)	(1.99)	—	—	9.96	(16.65)	135,577	36	0.95	0.96	5.71
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97	0.97	5.15
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00	1.00	4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00	1.00	5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00	1.00	4.91

Class I
06/30/22		11.95	0.33	(2.30)	(1.97)	—	—	9.98	(16.49)	396,123	36	0.65	0.66	6.01
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67	0.67	5.45
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70	0.70	4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70	0.70	5.32
12/31/17	(c)	10.76	0.14	(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71	0.71	4.97

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Value Fund(a)
Class A
06/30/22		24.77	0.11		(3.76)	(3.65)	—	—	21.12	(14.74)	2,972,166	114	0.86		0.86		0.95
12/31/21		19.12	0.13		5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86		0.86		0.56
12/31/20		17.34	0.19		1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87		0.87		1.20
12/31/19		13.75	0.22		3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25		(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22		2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(b)	0.90	(b)	1.33

Class I
06/30/22		26.18	0.15		(3.98)	(3.83)	—	—	22.35	(14.63)	1,809,177	114	0.56		0.56		1.24
12/31/21		20.15	0.20		5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56		0.56		0.86
12/31/20		18.22	0.25		1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57		0.57		1.50
12/31/19		14.40	0.28		3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31		(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	(c)	16.21	0.31		2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(b)	0.61	(b)	1.75

JNL/WCM China Quality Growth Fund
Class A
06/30/22	(d)	10.00	0.04		1.03	1.07	—	—	11.07	10.70	5,901	9	1.34		1.34		2.08

Class I
06/30/22	(d)	10.00	0.04		1.03	1.07	—	—	11.07	10.70	1	9	1.08		1.08		2.33

JNL/WCM Focused International Equity Fund(a)
Class A
06/30/22		23.45	(0.00)	(e)	(7.41)	(7.41)	—	—	16.04	(31.60)	506,074	15	1.11		1.11		(0.03)
12/31/21		21.69	(0.12)		3.80	3.68	—	(1.92)	23.45	17.08	659,219	22	1.11		1.11		(0.52)
12/31/20		16.79	(0.05)		5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12		1.12		(0.30)
12/31/19		12.94	0.01		4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24	1.12		1.12		0.09
12/31/18		14.44	0.03		(1.16)	(1.13)	—	(0.37)	12.94	(7.85)	63,899	29	1.12		1.12		0.24
12/31/17		11.01	0.09		3.39	3.48	(0.04)	(0.01)	14.44	31.65	33,381	29	1.14	(b)	1.15	(b)	0.74

Class I
06/30/22		23.61	0.02		(7.46)	(7.44)	—	—	16.17	(31.51)	901,819	15	0.81		0.81		0.24
12/31/21		21.76	(0.05)		3.82	3.77	—	(1.92)	23.61	17.44	1,770,361	22	0.81		0.81		(0.21)
12/31/20		16.81	0.00		5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82		0.82		0.03
12/31/19		12.93	0.08		4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24	0.82		0.82		0.49
12/31/18		14.46	0.09		(1.18)	(1.09)	(0.07)	(0.37)	12.93	(7.57)	1,261,640	29	0.82		0.82		0.59
12/31/17	(f)	13.80	0.01		0.65	0.66	—	—	14.46	4.78	1,424,375	29	0.86	(b)	0.87	(b)	0.17

JNL/Westchester Capital Event Driven Fund(a)
Class A
06/30/22		12.16	0.03		(0.67)	(0.64)	—	—	11.52	(5.26)	62,651	97	1.62	(g)	1.62	(g)	0.45
12/31/21		11.81	(0.02)		0.37	0.35	—	—	12.16	2.96	55,020	315	1.64	(g)	1.64	(g)	(0.19)
12/31/20		11.11	0.37		0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(g)	1.64	(g)	3.44
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(g)	1.84	(g)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(g)	1.71	(g)	0.28
12/31/17		9.70	(0.00)	(e)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(g)	1.83	(g)	(0.02)

Class I
06/30/22		12.19	0.04		(0.67)	(0.63)	—	—	11.56	(5.17)	73,861	97	1.32	(g)	1.32	(g)	0.71
12/31/21		11.80	0.01		0.38	0.39	—	—	12.19	3.31	75,117	315	1.34	(g)	1.34	(g)	0.10
12/31/20		11.07	0.24		0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(g)	1.29	(g)	2.32
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(g)	1.52	(g)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267	1.49	(g)	1.49	(g)	1.04
12/31/17	(f)	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291	1.38	(g)	1.38	(g)	1.34

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on April 25, 2022.
(e)	Amount represents less than $0.005.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: June 30, 2022: 1.45%; December 31, 2021: 1.57%; December 31, 2020: 1.46%; December 31, 2019: 1.46%; December 31, 2018: 1.46%; December 31, 2017: 1.44%. Class I: June 30, 2022: 1.15%; December 31, 2021: 1.27%; December 31, 2020: 1.16%; December 31, 2019: 1.16%; December 31, 2018: 1.16%; December 31, 2017: 1.19%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Western Asset Global Multi-Sector Bond Fund(a)(b)
Class A
06/30/22		7.52	0.13	(0.71)	(0.58)	—	—	6.94	(7.71)	425,518	79		1.03		1.03		3.46
12/31/21		7.86	0.56	(0.90)	(0.34)	—	—	7.52	(4.33)	499,101	36		1.07		1.07		7.27
12/31/20		9.86	0.34	(1.01)	(0.67)	(1.33)	—	7.86	(6.70)	545,200	50		1.06		1.06		3.74
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)	—	9.86	1.05	621,702	45		1.02		1.02		5.59
12/31/18		10.73	0.57	(0.50)	0.07	—	—	10.80	0.65	663,191	22		1.01		1.01		5.26
12/31/17		10.36	0.55	(0.18)	0.37	—	—	10.73	3.57	725,646	46		1.03		1.03		5.16

Class I
06/30/22		7.63	0.14	(0.72)	(0.58)	—	—	7.05	(7.60)	3,895	79		0.73		0.73		3.79
12/31/21		7.95	0.54	(0.86)	(0.32)	—	—	7.63	(4.03)	3,861	36		0.77		0.77		6.92
12/31/20		9.96	0.39	(1.04)	(0.65)	(1.36)	—	7.95	(6.40)	55,503	50		0.76		0.76		4.08
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)	—	9.96	1.39	478,822	45		0.72		0.72		5.86
12/31/18		10.80	0.60	(0.50)	0.10	—	—	10.90	0.93	874,768	22		0.71		0.71		5.56
12/31/17	(c)	10.40	0.75	(0.35)	0.40	—	—	10.80	3.85	988,263	46		0.75		0.75		6.88

JNL/William Blair International Leaders Fund(a)(d)
Class A
06/30/22		15.69	0.07	(4.43)	(4.36)	—	—	11.33	(27.79)	612,287	116		0.97		0.97		1.08
12/31/21		15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38		0.98		0.98		0.53
12/31/20		13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57		0.98		0.98		0.58
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25		0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38		0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33		0.97	(e)	0.97	(e)	1.38

Class I
06/30/22		16.70	0.10	(4.71)	(4.61)	—	—	12.09	(27.60)	196,625	116		0.67		0.67		1.39
12/31/21		16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38		0.68		0.68		0.81
12/31/20		14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57		0.68		0.68		0.85
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25		0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38		0.67		0.67		2.06
12/31/17	(c)	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33		0.69	(e)	0.69	(e)	0.45

JNL/WMC Balanced Fund(a)
Class A
06/30/22		34.12	0.17	(5.51)	(5.34)	—	—	28.78	(15.65)	8,598,551	73		0.71		0.71		1.07
12/31/21		28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(f)	0.71		0.71		0.94
12/31/20		26.54	0.40	1.81	2.21	—	—	28.75	8.33	9,149,544	81	(f)	0.72		0.72		1.53
12/31/19		21.85	0.50	4.19	4.69	—	—	26.54	21.46	8,888,357	42	(f)	0.72		0.72		2.03
12/31/18		24.02	0.49	(1.26)	(0.77)	(0.40)	(1.00)	21.85	(3.41)	7,405,875	43	(f)	0.72		0.72		2.04
12/31/17		22.14	0.42	2.31	2.73	(0.33)	(0.52)	24.02	12.49	7,752,031	38	(f)	0.72		0.72		1.80

Class I
06/30/22		35.57	0.22	(5.75)	(5.53)	—	—	30.04	(15.55)	66,834	73		0.41		0.41		1.37
12/31/21		29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(f)	0.41		0.41		1.22
12/31/20		27.50	0.48	1.90	2.38	—	—	29.88	8.65	52,145	81	(f)	0.42		0.42		1.79
12/31/19		22.57	0.59	4.34	4.93	—	—	27.50	21.84	36,746	42	(f)	0.42		0.42		2.32
12/31/18		24.75	0.59	(1.32)	(0.73)	(0.45)	(1.00)	22.57	(3.15)	16,749	43	(f)	0.42		0.42		2.38
12/31/17	(c)	22.77	0.48	2.38	2.86	(0.36)	(0.52)	24.75	12.75	2,740	38	(f)	0.49		0.49		2.02

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 25, 2022, JNL/Franklin Templeton Global Multisector Bond Fund name was changed to JNL/Western Asset Global Multi-Sector Bond Fund.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective April 25, 2022, JNL/Invesco International Growth Fund name was changed to JNL/William Blair International Leaders Fund.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(f)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 80%, 55%, 108%, and 137% in 2017, 2018, 2019, 2020, and 2021 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WMC Equity Income Fund(a)
Class A
06/30/22		15.92	0.17	(1.13)	(0.96)	—		—	14.96	(6.03)	708,106	15	0.89		0.89		2.11
12/31/21		12.67	0.44	2.81	3.25	—		—	15.92	25.65	660,717	50	0.80		0.90		3.01
12/31/20		12.35	0.21	0.11	0.32	—		—	12.67	2.59	546,210	40	0.59		0.93		1.88
12/31/19		9.98	0.19	2.18	2.37	—		—	12.35	23.75	359,069	33	0.58		0.94		1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—		—	9.98	(6.47)	155,905	36	0.58		0.98		0.90
12/31/17	(b)	10.00	(0.02)	0.69	0.67	—		—	10.67	6.70	29,181	38	0.58		0.98		(0.58)

Class I
06/30/22		16.14	0.22	(1.17)	(0.95)	—		—	15.19	(5.89)	419,255	15	0.59		0.59		2.80
12/31/21		12.81	0.48	2.85	3.33	—		—	16.14	26.00	20,846	50	0.50		0.60		3.25
12/31/20		12.44	0.26	0.11	0.37	—		—	12.81	2.97	16,185	40	0.29		0.63		2.28
12/31/19		10.03	0.19	2.22	2.41	—		—	12.44	24.03	9,821	33	0.28		0.64		1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—		—	10.03	(6.17)	3,386	36	0.28		0.68		0.74
12/31/17	(b)	10.00	(0.01)	0.70	0.69	—		—	10.69	6.90	281	38	0.28		0.68		(0.28)

JNL/WMC Global Real Estate Fund(c)
Class A
06/30/22		12.11	0.10	(2.84)	(2.74)	—		—	9.37	(22.63)	743,779	54	1.03		1.03		1.95
12/31/21		9.56	0.11	2.44	2.55	—		—	12.11	26.67	1,019,522	147	1.04		1.04		0.97
12/31/20		10.88	0.17	(1.49)	(1.32)	—		—	9.56	(12.13)	900,492	150	1.05		1.05		1.82
12/31/19		8.88	0.22	1.78	2.00	—		—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)		(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)		(0.20)	9.97	10.19	1,373,022	55	1.05	(d)	1.05	(d)	2.06

Class I
06/30/22		12.42	0.13	(2.92)	(2.79)	—		—	9.63	(22.46)	4,716	54	0.73		0.73		2.33
12/31/21		9.77	0.14	2.51	2.65	—		—	12.42	27.12	5,383	147	0.74		0.74		1.28
12/31/20		11.09	0.12	(1.44)	(1.32)	—		—	9.77	(11.90)	3,424	150	0.75		0.75		1.26
12/31/19		9.02	0.23	1.84	2.07	—		—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)		(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	(e)	9.67	0.27	0.72	0.99	(0.33)		(0.20)	10.13	10.46	602,227	55	0.77	(d)	0.77	(d)	2.74

JNL/WMC Government Money Market Fund(c)
Class A
06/30/22		1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.04	2,989,177	N/A	0.34	(g)	0.56		0.09	(h)
12/31/21		1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56		0.00	(h)
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.21	2,389,749	N/A	0.24		0.56		0.13	(h)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.54	1,261,526	N/A	0.72	(g)	0.57		1.53	(h)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.13	1,426,473	N/A	0.77	(g)	0.57		1.13	(h)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.13	1,194,603	N/A	0.78	(g)	0.56		0.12	(h)

Class I
06/30/22		1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.04	53,974	N/A	0.35	(g)	0.26		0.11	(h)
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.04	35,773	N/A	0.07		0.26		0.00	(h)
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.31	44,262	N/A	0.20		0.26		0.15	(h)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.00	15,034	N/A	0.27		0.27		1.97	(h)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.64	14,314	N/A	0.27		0.27		1.75	(h)
12/31/17	(e)	1.00	0.00	0.00	0.00	(0.00)	(f)	—	1.00	0.38	2,440	N/A	0.58	(g)	0.35		0.28	(h)

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%; December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%; December 31, 2018: 0.87%, 1.27%, 0.61%; December 31, 2017: 0.89%, 1.29%, (0.89%). JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%; December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%; December 31, 2018: 0.57%, 0.97%, 0.45%; December 31, 2017: 0.59%, 0.99%, (0.59%).

(b)	The Fund commenced operations on September 25, 2017.
(c)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(d)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	Amount represents less than $0.005.
(g)	Includes payments for recovery of contractual expense waivers.
(h)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/WMC Government Money Market Fund for 2017, 2018, 2019, 2020, 2021, and 2022 was 0.33%, 1.33%, 1.68%, (0.19%), (0.49%) and (0.13%), respectively, for Class A and 0.52%, 1.75%, 1.97%, 0.15%, (0.19%) and 0.20% respectively, for Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Value Fund(a)
Class A
06/30/22		30.59	0.21	(3.32)	(3.11)	—	—	27.48	(10.17)	812,611	18	0.78	0.78	1.40
12/31/21		24.09	0.37	6.13	6.50	—	—	30.59	26.98	874,473	29	0.78	0.78	1.32
12/31/20		23.73	0.38	(0.02)	0.36	—	—	24.09	1.52	742,657	47	0.78	0.78	1.77
12/31/19		18.61	0.38	4.74	5.12	—	—	23.73	27.51	822,715	49	0.78	0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)	(3.14)	18.61	(10.30)	691,879	28	0.78	0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)	(1.38)	24.48	15.20	840,381	14	0.77	0.77	1.71

Class I
06/30/22		31.79	0.26	(3.45)	(3.19)	—	—	28.60	(10.03)	638,483	18	0.48	0.48	1.68
12/31/21		24.96	0.47	6.36	6.83	—	—	31.79	27.36	804,602	29	0.48	0.48	1.63
12/31/20		24.51	0.45	0.00	0.45	—	—	24.96	1.84	794,557	47	0.48	0.48	2.05
12/31/19		19.17	0.45	4.89	5.34	—	—	24.51	27.86	692,719	49	0.48	0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)	(3.14)	19.17	(10.02)	548,769	28	0.48	0.48	2.02
12/31/17	(b)	23.47	0.45	3.05	3.50	(0.46)	(1.38)	25.13	15.49	751,554	14	0.50	0.50	1.85

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022
NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at June 30, 2022 consisted of one hundred and twenty-nine (129) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds. Prudential plc and Athene Life Re Ltd. each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds of Funds".

JNAM (Adviser to each Fund) Goldman Sachs Asset Management, L.P. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

Western Asset Management Company Pte. Ltd. (Sub-Sub-Adviser)

JNL Multi-Manager Emerging Markets Equity Fund	Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC Wellington Management Company LLP
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Kayne Anderson Rudnick Investment Management, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	BAMCO, Inc. Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Segall Bryant & Hamill, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, Inc. River Road Asset Management, LLC WCM Investment Management, LLC
JNL/AB Sustainable Global Thematic Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC
JNL/Baillie Gifford International Growth Fund and JNL/Baillie Gifford U.S. Equity Growth Fund	Baillie Gifford Overseas Limited
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock (Singapore) Limited (Sub-Sub-Adviser)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/Western Asset Global Multi-Sector Bond Fund	Western Asset Management Company, LLC Western Asset Management Company Limited (Sub-Sub-Adviser) Western Asset Management Company Pte. Ltd. (Sub-Sub-Adviser)
JNL/William Blair International Leaders Fund	William Blair Investment Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2022, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 9.7%, JNL/American Funds Bond Fund of America Fund 1.1%, JNL/American Funds Capital Income Builder Fund 28.8%, JNL/American Funds Capital World Bond Fund 24.4%, JNL/American Funds Global Growth Fund 10.3%, JNL/American Funds Global Small Capitalization Fund 20.2%, JNL/American Funds Growth Fund 10.2%, JNL/American Funds Growth-Income Fund 25.4%, JNL/American Funds International Fund 20.3%, JNL/American Funds New World Fund 41.2%, JNL/American Funds Washington Mutual Investors Fund 36.6%, JNL/Mellon Bond Index Fund 99.7%, JNL/Mellon Emerging Markets Index Fund 99.9%, JNL/Mellon International Index Fund 99.9%, JNL/Mellon S&P 400 MidCap Index Fund 99.9% and JNL/Mellon Small Cap Index Fund 99.9%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

each Master Fund’s shareholder report. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds are included here in this report. For the JNL/American Funds Feeder Funds, this report should be read in conjunction with the American Funds Insurance Series Master Funds’ shareholder reports. The American Funds Insurance Series Master Funds' shareholder reports are available on the SEC’s website at www.sec.gov or at connect.rightprospectus.com/Jackson.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/T. Rowe Price Established Growth Fund, JNL/WCM China Quality Growth Fund and JNL/Western Asset Global Multi-Sector Bond Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective April 25, 2022, the names changed for the following funds:

Prior Fund Name	Effective April 25, 2022 Fund Name
JNL/Franklin Templeton Global Multisector Bond Fund[1]	JNL/Western Asset Global Multi-Sector Bond Fund
JNL/Invesco International Growth Fund[2]	JNL/William Blair International Leaders Fund
JNL/Mellon Equity Income Fund	JNL/Newton Equity Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Morningstar U.S. Sustainability Index Fund

1 Effective April 25, 2022, the Sub-Adviser for the Fund changed from Franklin Advisers, Inc. to Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. were added as Sub-Sub-Advisers.

2 Effective April 25, 2022, the Sub-Adviser for the Fund changed from Invesco Advisers, Inc. to William Blair Investment Management, LLC.

Effective April 25, 2022, Kayne Anderson Rudnick Investment Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund and BAMCO, Inc. and Segall Bryant & Hamill, LLC were added as Sub-Advisers to JNL Multi-Manager Small Cap Growth Fund. Effective March 7, 2022, T. Rowe Price Investment Management, Inc. was added as a Sub-Sub-Adviser to JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund. Effective June 2, 2022, Western Asset Management Company Pte. Ltd. was added as a Sub-Sub-Adviser to JNL Multi-Manager Alternative Fund.

The following mergers were effective after close of business on April 22, 2022, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL/BlackRock Advantage International Fund	JNL/DFA International Core Equity Fund
JNL/Franklin Templeton Growth Allocation Fund	JNL Growth Allocation Fund

Effective January 1, 2022, the federal income tax status of JNL Emerging Markets Index Fund, JNL/Mellon Emerging Markets Index Fund and JNL/Mellon World Index Fund changed from a RIC to a partnership. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds did not change in connection with this tax status change. Such a conversion does not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to each affected Fund, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit to each affected Fund and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

Effective February 19, 2021, the SEC adopted Rule 18f-4 under the Investment Company Act – Use of Derivatives by Registered Investment Companies and Business Development Companies. The rule is designed to provide an updated and more comprehensive approach to the regulation of funds’ use of derivatives and other transactions. Funds are required to comply with Rule 18f-4 by August 19, 2022. Management is currently evaluating potential impacts, if any, that adoption of Rule 18f-4 may have on the Funds’ financial statements.

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The rule addresses valuation practices and the role of fund board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2022:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,671	—	—	170	2,152	(1,727)	9,266[3]	170

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/DoubleLine® Total Return Fund
Government and Agency Obligations	—	25,075[4]	(25,075) [4]	—	—	—	—	—
JNL/WCM Focused International Equity Fund
Common Stocks	—	33,874[5]	(33,874)[5]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	3,408	—	—	80	1,116	(752)	3,852[6]	80

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2022.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2022 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at June 30, 2022.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	(5.0 – 5.8)

4  During the period, the valuation of the government and agency obligations held in JNL/Doubleline Total Return Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using a single broker quote and considered a Level 3 valuation.

5 During the period, the valuation of common stocks held in JNL/WCM Focused International Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price and considered a Level 3 valuation.

6  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at June 30, 2022.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	(5.0 – 5.8)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2022, were as follows: JNL Multi-Manager Alternative Fund, $21,883 and 0.59%, respectively, for 181 days outstanding; JNL/PIMCO Investment Grade Credit

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Bond Fund, $1,745 and 0.00%, respectively, for 96 days outstanding; JNL/PIMCO Real Return Fund, $283,574 and 0.65%, respectively, for 3 days outstanding. The value of reverse repurchase agreements and collateral pledged at June 30, 2022 was as follows:

Counter-party	Collateral	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
GSC	Treasury, United States Department of, 1.63%, due 11/15/50	1.60	07/27/2022	7,031	6,919
RBC	Federal National Mortgage Association, Inc., 3.24-3.40%, due 01/01/28-01/01/33	1.27	08/11/2022	4,109	3,937
RBC	Federal National Mortgage Association, Inc., 3.52%, due 11/25/50			689
	Government National Mortgage Association, 3.09-4.71%, due 08/20/50-12/20/51			1,982
		2.20	07/21/2022	2,671	2,123
				13,811	12,979

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2022, were as follows: JNL/PIMCO Investment Grade Credit Bond Fund, $102,915 and 0.57%, respectively, for 180 days outstanding; and JNL/PIMCO Real Return Fund, $553,738 and 0.29%, respectively, for 179 days outstanding. At June 30, 2022, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund had $251 and $72, respectively, of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of June 30, 2022:

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	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Investment Grade Credit Bond Fund
	U.S. Treasury Obligations	UBS	1.15	07/26/2022	39,712
	U.S. Treasury Obligations	UBS	1.63	08/02/2022	23,641
	U.S. Treasury Obligations	CSN	1.56	07/07/2022	22,250
					85,603

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BCY	1.47	07/14/2022	2,206
	U.S. Treasury Obligations	BOS	1.51	07/01/2022	13,144
	U.S. Treasury Obligations	MSC	1.55	07/08/2022	4,750
	U.S. Treasury Obligations	MSC	1.55	07/05/2022	482,688
	U.S. Treasury Obligations	MSC	1.62	07/06/2022	88,357
	U.S. Treasury Obligations	GSC	1.60	07/05/2022	360,356
	U.S. Treasury Obligations	GSC	1.58	07/01/2022	21,414
					972,915

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Credit-Linked Structured Notes. Certain Funds may use credit-linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit-linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit-linked note plus any accrued interest. The reference credit and its credit rating, for each credit-linked note, are presented parenthetically in the Schedules of Investments.

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Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current fair value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the

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Notes to Financial Statements (Unaudited)

June 30, 2022

underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit ratings, the prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2022. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2022. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2022.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial purposes.

JNL Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments assets	—	—	1	—	—	1
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	58	—	—	58
Total derivative instruments liabilities	—	—	58	—	—	58
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	6	—	6
Futures/futures options contracts	—	—	(2,594)	—	—	(2,594)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(126)	—	—	(126)

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	15,652	66	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	6	—	6
Total derivative instruments assets	—	—	—	6	—	6
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	272	—	272
[8] Variation margin on futures/futures options contracts	—	—	243	—	—	243
Total derivative instruments liabilities	—	—	243	272	—	515
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,197)	—	(1,197)
Futures/futures options contracts	—	—	(1,528)	—	—	(1,528)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(362)	—	(362)
Futures/futures options contracts	—	—	(429)	—	—	(429)

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BMO	6	—	—	6	—	—
Derivatives eligible for offset	6	—	—	6
Derivatives not eligible for offset	—				—	—
	6
Derivative Liabilities by Counterparty*
HSB	272	—	—	272	—	—
Derivatives eligible for offset	272	—	—	272
Derivatives not eligible for offset	243				1,363	—
	515

JNL International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	18,525	24,292	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds and to obtain credit exposure. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Purchased options, at value	—	3	354	37	1,336	1,730
Forward foreign currency contracts	—	—	—	2,889	—	2,889
[8] Variation margin on futures/futures options contracts	—	—	—	108	3,701	3,809
[8] Variation margin on swap agreements	—	—	—	—	345	345
OTC swap agreements	—	—	5,084	—	45	5,129
Total derivative instruments assets	—	3	5,438	3,034	5,427	13,902
Derivative instruments liabilities:
Written options, at value	—	12	314	174	5,532	6,032
Forward foreign currency contracts	—	—	—	1,413	—	1,413
[8] Variation margin on futures/futures options contracts	—	—	—	40	2,939	2,979
[8] Variation margin on swap agreements	—	12	—	—	656	668
OTC swap agreements	—	—	7,690	—	58	7,748
Total derivative instruments liabilities	—	24	8,004	1,627	9,185	18,840
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	—	24	1,134	(770)	(2,587)	(2,199)
Written option contracts	—	13	318	834	8,699	9,864
Forward foreign currency contracts	—	—	—	3,308	—	3,308
Futures/futures options contracts	—	—	—	(555)	(10,680)	(11,235)
Swap agreements	—	101	4,793	—	534	5,428
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	(12)	(131)	70	243	170
Written options	—	13	(102)	(128)	(1,818)	(2,035)
Forward foreign currency contracts	—	—	—	1,670	—	1,670
Futures/futures options contracts	—	—	—	(313)	(4,966)	(5,279)
Swap agreements	—	(366)	(2,093)	—	4,848	2,389

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	3	(3)	—	—	—	—
BOA	179	(179)	—	—	—	—
CIT	433	(175)	(258)	—	320	—
GSC	4,467	(4,467)	—	—	—	84
HSB	60	(60)	—	—	—	—
JPM	1,086	(1,086)	—	—	—	18
MBL	38	—	—	38	—	—
MSC	1,743	(1,030)	—	713	—	—
SSB	49	(1)	—	48	—	—
Derivatives eligible for offset	8,058	(7,001)	(258)	799
Derivatives not eligible for offset	5,844				—	—
	13,902
Derivative Liabilities by Counterparty*
BNP	93	(3)	(60)	30	60	—
BOA	370	(179)	(191)	—	2,250	—
CIT	175	(175)	—	—	320	—
GSC	6,013	(4,467)	(1,546)	—	21,290	—
HSB	355	(60)	(295)	—	810	—
JPM	1,309	(1,086)	(223)	—	4,080	—
MBL	—	—	—	—	390	—
MSC	1,030	(1,030)	—	—	10,010	—
SSB	1	(1)	—	—	—	—
Derivatives eligible for offset	9,346	(7,001)	(2,315)	30
Derivatives not eligible for offset	9,495				13,735	2,572
	18,841

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	3,826	1,503,867	137,302	333,031	—	22,098	53,806	111,058

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Purchased options, at value	—	33	10,308	969	1,638	12,948
Forward foreign currency contracts	—	—	—	11,717	—	11,717
[8] Variation margin on futures/futures options contracts	—	—	844	—	5,454	6,298
[8] Variation margin on swap agreements	—	20	—	—	1,881	1,901
OTC swap agreements	—	83	2,143	—	—	2,226
OTC swap premiums paid	—	217	—	—	—	217
Total derivative instruments assets	—	353	13,295	12,686	8,973	35,307
Derivative instruments liabilities:
Written options, at value	—	12	12,953	408	8,024	21,397
Forward foreign currency contracts	—	—	—	8,835	—	8,835
[8] Variation margin on futures/futures options contracts	—	—	692	—	4,062	4,754
[8] Variation margin on swap agreements	—	64	—	—	2,770	2,834
OTC swap agreements	—	181	1,033	—	1,516	2,730
OTC swap premiums received	—	79	—	—	—	79
Total derivative instruments liabilities	—	336	14,678	9,243	16,372	40,629
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	(122)	(594)	(11,666)	(308)	416	(12,274)
Written option contracts	62	411	10,380	1,044	(541)	11,356
Forward foreign currency contracts	—	—	—	(33,691)	—	(33,691)
Futures/futures options contracts	—	—	21,236	—	(24,073)	(2,837)
Swap agreements	—	(1,002)	8,119	—	38,048	45,165
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	23	(1,853)	167	(201)	(1,864)
Written options	—	18	(3,021)	(136)	(2,348)	(5,487)
Forward foreign currency contracts	—	—	—	4,535	—	4,535
Futures/futures options contracts	—	—	2,030	—	356	2,386
Swap agreements	—	(7,249)	1,355	—	(12,675)	(18,569)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	96	(96)	—	—	—	33
BNP	641	(451)	(90)	100	90	—
BOA	498	(498)	—	—	—	36
CGM	14	(14)	—	—	—	—
CIT	526	(526)	—	—	100	—
CSI	144	(67)	—	77	—	—
DUB	3,316	(501)	(10)	2,805	10	—
GSC	810	(810)	—	—	—	—
HSB	3,752	(459)	(573)	2,720	—	573
JPM	4,201	(4,201)	—	—	20	—
MLP	41	(7)	—	34	—	—
MSC	1,705	(1,705)	—	—	—	—
RBC	224	(96)	(128)	—	160	—
UBS	993	(993)	—	—	20	—
Derivatives eligible for offset	16,961	(10,424)	(801)	5,736
Derivatives not eligible for offset	18,346				—	—
	35,307
Derivative Liabilities by Counterparty*
BCL	720	(96)	—	624	—	—
BNP	451	(451)	—	—	—	—
BOA	883	(498)	—	385	—	—
CGM	1,552	(14)	—	1,538	—	—
CIT	1,259	(526)	(733)	—	100	941
CSI	67	(67)	—	—	—	—
DUB	501	(501)	—	—	—	—
GSC	3,718	(810)	(2,908)	—	—	3,469
HSB	459	(459)	—	—	—	—
JPM	4,651	(4,201)	(450)	—	20	1,491
MLP	7	(7)	—	—	440	9,185
MSC	7,319	(1,705)	(5,614)	—	—	5,965
RBC	96	(96)	—	—	—	—
UBS	2,262	(993)	(1,269)	—	20	68,687
Derivatives eligible for offset	23,945	(10,424)	(10,974)	2,547
Derivatives not eligible for offset	16,684				30,972	—
	40,629

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	36,346	1,562,991	1,072,653	2,010,803	—	131,481	29,695	22,778

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies –The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	64	64
[8] Variation margin on swap agreements	—	—	—	—	12	12
Total derivative instruments assets	—	—	—	—	76	76
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	141	141
Total derivative instruments liabilities	—	—	—	—	141	141
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(185)	(185)
Swap agreements	—	—	—	—	(164)	(164)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(92)	(92)
Swap agreements	—	—	—	—	7	7

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	27,292	—	2,236	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	7,560	—	7,560
[8] Variation margin on futures/futures options contracts	—	—	847	1,004	1,307	3,158
Total derivative instruments assets	—	—	847	8,564	1,307	10,718
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,108	—	1,108
[8] Variation margin on futures/futures options contracts	—	—	91	—	1,147	1,238
Total derivative instruments liabilities	—	—	91	1,108	1,147	2,346
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	—	—	14,845	—	—	14,845
Forward foreign currency contracts	—	—	—	16,066	—	16,066
Futures/futures options contracts	—	—	(28,442)	(20,651)	329	(48,764)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	5,735	—	5,735
Futures/futures options contracts	—	—	(2,075)	(5,133)	(172)	(7,380)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	4,325	(156)	—	4,169	—	—
BNP	2,036	(365)	—	1,671	—	—
CIT	175	(38)	—	137	—	—
GSC	27	(27)	—	—	—	—
MLP	100	(11)	—	89	—	—
SCB	2	(2)	—	—	—	—
SSB	111	(23)	—	88	—	—
TDB	784	—	—	784	—	—
Derivatives eligible for offset	7,560	(622)	—	6,938
Derivatives not eligible for offset	3,158				—	—
	10,718
Derivative Liabilities by Counterparty*
BCL	156	(156)	—	—	—	—
BNP	365	(365)	—	—	—	—
CIT	38	(38)	—	—	—	—
GSC	313	(27)	—	286	—	—
HSB	111	—	—	111	—	—
MLP	11	(11)	—	—	—	—
SCB	91	(2)	—	89	—	—
SSB	23	(23)	—	—	—	—
Derivatives eligible for offset	1,108	(622)	—	486
Derivatives not eligible for offset	1,238				5,207	14,845
	2,346

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,270	635,181	390,474	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Purchased options, at value	—	—	22,456	—	—	22,456
Total derivative instruments assets	—	—	22,456	—	—	22,456
Derivative instruments liabilities:
Written options, at value	—	—	21,537	—	—	21,537
[8] Variation margin on futures/futures options contracts	—	—	49	—	—	49
Total derivative instruments liabilities	—	—	21,586	—	—	21,586
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	—	—	45,374	—	—	45,374
Written option contracts	—	—	31,893	—	—	31,893
Futures/futures options contracts	—	—	(3,166)	—	—	(3,166)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(144)	—	—	(144)
Written options	—	—	404	—	—	404
Futures/futures options contracts	—	—	108	—	—	108

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	31,517	18,122	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in securities prices and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	5	—	—	5
Total derivative instruments assets	—	—	5	—	—	5
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	37	—	37
[8] Variation margin on futures/futures options contracts	—	—	61	—	—	61
Total derivative instruments liabilities	—	—	61	37	—	98
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(96)	—	(96)
Futures/futures options contracts	—	—	(1,361)	—	—	(1,361)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(43)	—	(43)
Futures/futures options contracts	—	—	(79)	—	—	(79)

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	5				—	—
	5
Derivative Liabilities by Counterparty*
BMO	7	—	—	7	—	—
BOA	4	—	—	4	—	—
HSB	26	—	—	26	—	—
Derivatives eligible for offset	37	—	—	37
Derivatives not eligible for offset	61				378	—
	98

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	7,056	1,517	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,316	—	1,316
[8] Variation margin on futures/futures options contracts	—	—	—	—	65	65
[8] Variation margin on swap agreements	—	45	—	—	56	101
Total derivative instruments assets	—	45	—	1,316	121	1,482
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	724	—	724
[8] Variation margin on futures/futures options contracts	—	—	—	—	2,257	2,257
[8] Variation margin on swap agreements	—	5	—	—	—	5
OTC swap agreements	—	2,624	—	—	—	2,624
Total derivative instruments liabilities	—	2,629	—	724	2,257	5,610
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,997	—	1,997
Futures/futures options contracts	—	—	—	—	25,045	25,045
Swap agreements	—	(8,463)	—	—	118	(8,345)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(185)	—	(185)
Futures/futures options contracts	—	—	—	—	4,816	4,816
Swap agreements	—	(2,750)	—	—	(137)	(2,887)

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	362	(60)	—	302	—	—
GSC	73	(73)	—	—	—	—
JPM	55	(55)	—	—	—	—
SSB	826	(171)	—	655	—	—
Derivatives eligible for offset	1,316	(359)	—	957
Derivatives not eligible for offset	166				—	—
	1,482
Derivative Liabilities by Counterparty*
CIT	60	(60)	—	—	—	—
GSC	1,461	(73)	(1,330)	58	1,330	—
JPM	1,641	(55)	(1,550)	36	1,550	—
SCB	15	—	—	15	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
SSB	171	(171)	—	—	—	—
Derivatives eligible for offset	3,348	(359)	(2,880)	109
Derivatives not eligible for offset	2,262				2,955	4,555
	5,610

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	294,692	85,381	10,103	—	29,641	84,016

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,883	—	3,883
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,590	1,590
[8] Variation margin on swap agreements	—	61	—	—	3,684	3,745
OTC swap agreements	—	499	—	—	—	499
OTC swap premiums paid	—	2,406	—	—	—	2,406
Total derivative instruments assets	—	2,966	—	3,883	5,274	12,123
Derivative instruments liabilities:
Written options, at value	—	69	—	—	7,576	7,645
Forward foreign currency contracts	—	—	—	2,373	—	2,373
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,447	1,447
[8] Variation margin on swap agreements	—	444	—	—	4,896	5,340
OTC swap agreements	—	6,402	15	—	—	6,417
OTC swap premiums received	—	3,331	—	—	—	3,331
Total derivative instruments liabilities	—	10,246	15	2,373	13,919	26,553
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(236)	(236)
Written option contracts	—	331	—	84	(962)	(547)
Forward foreign currency contracts	—	—	—	18,909	—	18,909
Futures/futures options contracts	—	—	—	—	6,285	6,285
Swap agreements	—	(6,417)	—	—	1,071	(5,346)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	42	42
Written options	—	(57)	—	(10)	(4,982)	(5,049)
Forward foreign currency contracts	—	—	—	936	—	936
Futures/futures options contracts	—	—	—	—	(638)	(638)
Swap agreements	—	(24,530)	(15)	—	14,657	(9,888)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	132	(127)	—	5	—	—
BOA	740	(500)	—	240	—	—
CGM	241	(241)	—	—	—	—
CIT	1,873	(403)	(435)	1,035	435	—
CSI	34	(6)	—	28	—	—
DUB	513	(503)	—	10	—	—
GSC	821	(821)	—	—	—	—
JPM	28	(28)	—	—	—	—
Derivatives eligible for offset	4,382	(2,629)	(435)	1,318
Derivatives not eligible for offset	7,741				—	—
	12,123
Derivative Liabilities by Counterparty*
BCL	127	(127)	—	—	—	—
BOA	500	(500)	—	—	—	—
CGM	3,070	(241)	—	2,829	—	—
CIT	403	(403)	—	—	—	—
CSI	6	(6)	—	—	—	—
DUB	503	(503)	—	—	—	20
GSC	11,579	(821)	(8,491)	2,267	—	8,491
GSI	—	—	—	—	—	4,718
JPM	131	(28)	—	103	—	—
Derivatives eligible for offset	16,319	(2,629)	(8,491)	5,199
Derivatives not eligible for offset	10,234				35,425	2,122
	26,553

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	35,608	(35,214)	—	394	—	—
CGM	21,515	(21,515)	—	—	—	—
CSI	32,523	(32,356)	—	167	—	—
GSC	26,956	(26,956)	—	—	—	—
JPM	74,755	(74,555)	—	200	—	—
MSC	87,016	(85,344)	—	1,672	—	—
	278,373	(275,940)	—	2,433

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	35,214	(35,214)	—	—	—	351
CGM	21,614	(21,515)	(99)	—	—	159
CSI	32,356	(32,356)	—	—	—	784
GSC	27,122	(26,956)	(112)	54	—	112
JPM	74,555	(74,555)	—	—	—	1,476
MSC	85,344	(85,344)	—	—	—	3,184
	276,205	(275,940)	(211)	54

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,711	233,205	358,599	1,250,906	—	478,336	4,352

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, inflation and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in foreign currency rates. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,240	—	2,240
[8] Variation margin on futures/futures options contracts	—	—	—	—	207	207
[8] Variation margin on swap agreements	—	34	—	—	287	321
OTC swap agreements	—	393	—	—	—	393
OTC swap premiums paid	—	158	—	—	—	158
Total derivative instruments assets	—	585	—	2,240	494	3,319
Derivative instruments liabilities:
Written options, at value	—	79	—	—	571	650
Forward foreign currency contracts	—	—	—	1,274	—	1,274
[8] Variation margin on futures/futures options contracts	—	—	—	—	120	120
[8] Variation margin on swap agreements	—	190	—	—	612	802
OTC swap agreements	—	372	—	—	—	372
OTC swap premiums received	—	470	—	—	—	470
Total derivative instruments liabilities	—	1,111	—	1,274	1,303	3,688
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Written option contracts	—	551	—	—	296	847
Forward foreign currency contracts	—	—	—	3,480	—	3,480
Futures/futures options contracts	—	—	—	—	699	699
Swap agreements	—	(917)	—	—	(2,770)	(3,687)
Net change in unrealized appreciation (depreciation) on:
Written options	—	(205)	—	—	(565)	(770)
Forward foreign currency contracts	—	—	—	1,351	—	1,351
Futures/futures options contracts	—	—	—	—	316	316
Swap agreements	—	(2,622)	—	—	4,286	1,664

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	138	(138)	—	—	—	—
BNP	801	(442)	(300)	59	300	—
BOA	243	(243)	—	—	—	—
CGM	2	(2)	—	—	—	—
DUB	144	(8)	—	136	—	—
GSC	873	(675)	—	198	—	—
JPM	4	(4)	—	—	—	—
MSC	216	(88)	(100)	28	100	—
SCB	154	(154)	—	—	—	—
UBS	58	(10)	—	48	—	—
Derivatives eligible for offset	2,633	(1,764)	(400)	469
Derivatives not eligible for offset	686				—	—
	3,319
Derivative Liabilities by Counterparty*
BCL	278	(138)	(140)	—	—	399
BNP	442	(442)	—	—	—	—
BOA	343	(243)	(100)	—	—	243
BPC	1	—	—	1	—	—
CGM	14	(2)	—	12	—	—
CIT	29	—	—	29	—	—
DUB	8	(8)	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
GSC	675	(675)	—	—	—	1
JPM	72	(4)	—	68	—	—
MSC	88	(88)	—	—	—	23
SCB	336	(154)	—	182	—	—
UBS	10	(10)	—	—	—	—
Derivatives eligible for offset	2,296	(1,764)	(240)	292
Derivatives not eligible for offset	1,392				3,346	14,192
	3,688

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	15,472	(15,424)	—	48	—	—
CSI	3,293	(3,293	—	—	—	—
GSC	29,192	(29,078)	—	114	—	—
JPM	16,538	(16,538)	—	—	—	—
UBS	62,100	(62,100)	—	—	—	—
	126,595	(126,433)	—	162

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	15,424	(15,424)	—	—	—	414
CSI	3,335	(3,293	—	42	—	—
GSC	29,078	(29,078)	—	—	—	824
JPM	16,647	(16,538)	—	109	—	—
UBS	63,353	(62,100)	(253)	—	—	2,308
	127,837	(126,433)	(253)	151

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	490	41,142	140,900	114,072	—	125,425	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Purchased options, at value	—	—	—	—	10,920	10,920
Forward foreign currency contracts	—	—	—	5,203	—	5,203
[8] Variation margin on futures/futures options contracts	—	—	—	—	2,669	2,669
[8] Variation margin on swap agreements	—	—	—	—	1,107	1,107
Total derivative instruments assets	—	—	—	5,203	14,696	19,899
Derivative instruments liabilities:
Written options, at value	—	52	—	—	15,201	15,253
Forward foreign currency contracts	—	—	—	433	—	433
[8] Variation margin on futures/futures options contracts	—	—	—	—	5,409	5,409
[8] Variation margin on swap agreements	—	1	—	—	1,143	1,144
OTC swap agreements	—	—	—	—	3,595	3,595
Total derivative instruments liabilities	—	53	—	433	25,348	25,834
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(21)	(21)
Written option contracts	—	203	—	—	333	536
Forward foreign currency contracts	—	—	—	13,180	—	13,180
Futures/futures options contracts	—	—	—	—	34,350	34,350
Swap agreements	—	19	—	—	(5,981)	(5,962)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	5,800	5,800
Written options	—	(81)	—	—	(9,589)	(9,670)
Forward foreign currency contracts	—	—	—	5,283	—	5,283
Futures/futures options contracts	—	—	—	—	(4,444)	(4,444)
Swap agreements	—	(12)	—	—	(904)	(916)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	50	(32)	—	18	—	—
BNP	5,690	(5,690)	—	—	—	—
BOA	2	(2)	—	—	—	—
CIT	1,209	(142)	(1,067)	—	1,120	—
DUB	2,139	(2,139)	—	—	—	—
GSC	193	(187)	—	6	—	—
JPM	1,379	(128)	(1,251)	—	1,390	—
MSC	2,813	(2,813)	—	—	370	—
UBS	2,648	(204)	(2,444)	—	2,462	—
Derivatives eligible for offset	16,123	(11,337)	(4,762)	24
Derivatives not eligible for offset	3,776				—	—
	19,899
Derivative Liabilities by Counterparty*
BCL	32	(32)	—	—	—	—
BNP	8,663	(5,690)	(2,973)	—	—	3,384
BOA	100	(2)	—	98	—	—
BPC	1	—	—	1	—	—
CIT	142	(142)	—	—	—	—
DUB	2,812	(2,139)	(673)	—	—	1,054

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
GSC	187	(187)	—	—	—	—
JPM	128	(128)	—	—	—	—
MSC	7,010	(2,813)	(3,776)	421	—	3,776
SCB	2	—	—	2	—	—
UBS	204	(204)	—	—	—	—
Derivatives eligible for offset	19,281	(11,337)	(7,422)	522
Derivatives not eligible for offset	6,553				9,436	3,515
	25,834

	Gross Amount Presented in the Statements of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	2,210	(2,206)	—	4	—	—
BOA	13,050	(13,050)	—	—	—	—
GSC	380,067	(380,067)	—	—	—	—
JPM	4,369	(4,339)	—	30	—	—
MSC	571,510	(571,510)	—	—	391	—
	971,206	(971,172)	—	34

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	2,206	(2,206)	—	—	—	—
BOA	13,144	(13,050)	—	94	—	—
GSC	384,196	(380,067)	—	4,129	—	—
JPM	4,339	(4,339)	—	—	—	—
MSC	575,795	(571,510)	—	4,285	—	—
	979,680	(971,172)	—	8,508

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	6,906	935,335	257,059	517,535	—	1,467	77,541

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to hedge a portfolio of credit default swaps agreements or bonds.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	8	—	8
[8] Variation margin on futures/futures options contracts	—	—	—	—	49	49
Total derivative instruments assets	—	—	—	8	49	57
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	13	—	13
Total derivative instruments liabilities	—	—	—	13	—	13
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(2)	—	(2)
Futures/futures options contracts	—	—	—	—	(436)	(436)
Swap agreements	—	(43)	—	—	—	(43)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(6)	—	(6)
Futures/futures options contracts	—	—	—	—	(38)	(38)
Swap agreements	—	(30)	—	—	—	(30)

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	2	(2)	—	—	—	—
CIT	2	(1)	—	1	—	—
MSC	1	(1)	—	—	—	—
SSB	3	(3)	—	—	—	—
Derivatives eligible for offset	8	(7)	—	1
Derivatives not eligible for offset	49				—	—
	57
Derivative Liabilities by Counterparty*
BCL	1	—	—	1	—	—
BOA	2	(2)	—	—	—	—
CIT	1	(1)	—	—	—	—
GSC	1	—	—	1	—	—
JPM	1	—	—	1	—	—
MSC	1	(1)	—	—	—	—
SSB	6	(3)	—	3	—	—
Derivatives eligible for offset	13	(7)	—	6
Derivatives not eligible for offset	1				—	190
	14

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	9,288	451	—	—	3,714	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into options contracts to generate income and to obtain exposure to or hedge changes in security prices. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments liabilities:
Written options, at value	—	—	10,087	—	—	10,087
Total derivative instruments liabilities	—	—	10,087	—	—	10,087
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Written option contracts	—	—	44,291	—	—	44,291
Forward foreign currency contracts	—	—	—	(34)	—	(34)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	130,498	—	—	130,498

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Liabilities by Counterparty*
BOA	24	—	—	24	—	—
CGM	4,609	—	—	4,609	—	—
CSI	925	—	—	925	—	—
GSC	1,484	—	—	1,484	—	—
JPM	1,615	—	—	1,615	—	—
SIG	620	—	—	620	—	—
WFI	810	—	—	810	—	—
Derivatives eligible for offset	10,087	—	—	10,087
Derivatives not eligible for offset	—				—	—
	10,087

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	54,933	—	496	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Purchased options, at value	—	—	1,178	—	—	1,178
Forward foreign currency contracts	—	—	—	808	—	808
OTC swap agreements	—	—	911	—	—	911
Total derivative instruments assets	—	—	2,089	808	—	2,897
Derivative instruments liabilities:
Written options, at value	—	—	882	—	—	882
Forward foreign currency contracts	—	—	—	52	—	52
OTC swap agreements	—	—	5,876	—	—	5,876
Total derivative instruments liabilities	—	—	6,758	52	—	6,810
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Purchased option contracts	—	158	(797)	—	—	(639)
Written option contracts	—	6	3,092	—	—	3,098
Forward foreign currency contracts	—	—	—	1,163	—	1,163
Swap agreements	—	—	2,296	—	—	2,296
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	473	—	—	473
Written options	—	—	680	—	—	680
Forward foreign currency contracts	—	—	—	640	—	640
Swap agreements	—	—	(7,061)	—	—	(7,061)
JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	634	(466)	—	168	—	—
GSC	741	(741)	—	—	—	—
JPM	577	(577)	—	—	—	—
Derivatives eligible for offset	1,952	(1,784)	—	168
Derivatives not eligible for offset	945				—	—
	2,897
Derivative Liabilities by Counterparty*
BOA	466	(466)	—	—	3,450	—
GSC	4,289	(741)	—	3,548	—	—
JPM	1,210	(577)	(633)	—	6,360	—
Derivatives eligible for offset	5,965	(1,784)	(633)	3,548
Derivatives not eligible for offset	845				—	—
	6,810

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,915	—	26,645	—	—	—	94,595

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/Western Asset Global Multi-Sector Bond Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Western Asset Global Multi-Sector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,394	—	1,394
[8] Variation margin on futures/futures options contracts	—	—	—	—	367	367
Total derivative instruments assets	—	—	—	1,394	367	1,761
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	433	—	433
[8] Variation margin on futures/futures options contracts	—	—	—	—	337	337
Total derivative instruments liabilities	—	—	—	433	337	770
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(10,066)	—	(10,066)
Futures/futures options contracts	—	—	—	—	(499)	(499)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	1,383	—	1,383
Futures/futures options contracts	—	—	—	—	(423)	(423)

JNL/Western Asset Global Multi-Sector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	110	(60)	—	50	—	—
GSC	376	(1)	—	375	—	—
JPM	908	(372)	(472)	64	—	472
Derivatives eligible for offset	1,394	(433)	(472)	489
Derivatives not eligible for offset	367				—	—
	1,761
Derivative Liabilities by Counterparty*
CIT	60	(60)	—	—	—	—
GSC	1	(1)	—	—	—	—
JPM	372	(372)	—	—	—	—
Derivatives eligible for offset	433	(433)	—	—
Derivatives not eligible for offset	337				1,061	—
	770

JNL/Western Asset Global Multi-Sector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	65,050	464,737	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	426	426
Total derivative instruments assets	—	—	—	—	426	426
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	170	170
[8] Variation margin on swap agreements	—	8	—	—	—	8
Total derivative instruments liabilities	—	8	—	—	170	178
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(30)	—	(30)
Futures/futures options contracts	—	—	—	—	(7,114)	(7,114)
Swap agreements	—	53	—	—	(1)	52
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(52)	(52)
Swap agreements	—	(303)	—	—	—	(303)

JNL/WMC Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	206,529	890	—	—	9,613	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	146	(146)	—	—	—	—
Derivatives eligible for offset	146	(146)	—	—
Derivatives not eligible for offset	—				—	—
	146
Derivative Liabilities by Counterparty*
BCL	89,349	—	(84,473)	4,876	—	84,473
BNP	91,014	—	(91,014)	—	—	104,320
BOA	14,950	(146)	(9,279)	5,525	—	9,279
CIB	107,425	—	(102,936)	4,489	—	102,936
Derivatives eligible for offset	302,738	(146)	(287,702)	14,890
Derivatives not eligible for offset	—				—	—
	302,738

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2022, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2022, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.
* Counterparties are defined on page 611 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: The derivative strategy for Funds which had significant derivative exposure during the year is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Goldman Sachs 4 Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AB Sustainable Global Thematic Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/AQR Large Cap Defensive Style Fund entered into futures contracts to manage cash flows. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means for risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund, JNL/William

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Blair International Leaders Fund and JNL/WMC Global Real Estate Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2022, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2022, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	—	34,880	—	—	—
JNL Small Cap Index Fund	—	13,236	—	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	1,887	—	—
JNL Multi-Manager International Small Cap Fund	—	—	2,097	—	—
JNL S&P 500 Index Fund	—	3,930	—	—	—
JNL/AB Sustainable Global Thematic Fund	—	—	1,844	—	—
JNL/AQR Large Cap Defensive Style Fund	—	19,094	—	—	—
JNL/Baillie Gifford International Growth Fund	—	—	409	—	—
JNL/BlackRock Global Natural Resources Fund	—	—	1,347	—	—
JNL/Causeway International Value Select Fund	—	—	25,448	—	—
JNL/DFA International Core Equity Fund	—	509	517	—	—
JNL/DoubleLine Core Fixed Income Fund	—	—	3,109	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	—	2,598,714
JNL/First Sentier Global Infrastructure Fund	—	—	294	—	—
JNL/Goldman Sachs 4 Fund	—	40,590	—	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	5,464	—	—
JNL/Harris Oakmark Global Equity Fund	—	—	14,809	—	—
JNL/Invesco Diversified Dividend Fund	—	—	617	—	—
JNL/Invesco Global Growth Fund	—	—	2,126	—	—
JNL/Lazard International Strategic Equity Fund	—	—	11,625	—	—
JNL/Lord Abbett Short Duration Income Fund	—	288,981	—	—	—
JNL/Mellon Communication Services Sector Fund	—	1,434	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	6,358	—	—	—
JNL/Mellon Consumer Staples Sector Fund	—	3,143	—	—	—
JNL/Mellon Dow Index Fund	—	17,569	—	—	—
JNL/Mellon Energy Sector Fund	—	15,229	—	—	—
JNL/Mellon Financial Sector Fund	—	11,164	—	—	—
JNL/Mellon Healthcare Sector Fund	—	14,470	—	—	—
JNL/Mellon Industrials Sector Fund	—	1,330	—	—	—
JNL/Mellon Information Technology Sector Fund	—	18,240	—	—	—
JNL/Mellon Materials Sector Fund	—	1,381	—	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	30,255	—	—	—
JNL/Mellon Real Estate Sector Fund	—	1,257	—	—	—
JNL/Mellon S&P 500 Index Fund	—	89,648	—	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	32,035	—	—	—
JNL/Mellon Utilities Sector Fund	—	3,632	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	949	—	—	—
JNL/Morningstar Wide Moat Index Fund	—	6,607	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	168,372	—	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	—	6,078	—	—	—
JNL/PPM America Total Return Fund	—	437,036	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	2,149	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	11,117	—	—	—
JNL/T. Rowe Price Short-Term Bond Fund	—	321,316	—	—	—
JNL/T. Rowe Price Value Fund	—	—	3,269	—	—
JNL/WCM Focused International Equity Fund	—	—	2,133	—	—
JNL/William Blair International Leaders Fund	—	—	3,227	—	—
JNL/WMC Global Real Estate Fund	—	—	2,694	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2022 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Options	Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL Emerging Markets Index Fund	GSC	628	—	—	—
JNL International Index Fund	GSC	1,363	—	—	—
JNL Mid Cap Index Fund	GSC	1,066	—	—	—
JNL Small Cap Index Fund	GSC	782	—	—	—
JNL S&P 500 Index Fund	GSC	205	—	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	1,238	—	—	—
JNL/DFA International Core Equity Fund	GSC	13	—	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	MSC	—	1,011	—	766
JNL/Goldman Sachs 4 Fund	GSC	2,023	—	—	—
JNL/JPMorgan Hedged Equity Fund	GSC	525	—	120,847	—
JNL/Lord Abbett Short Duration Income Fund	BOA	2,277	—	—	—
JNL/Mellon Communication Services Sector Fund	GSC	160	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	412	—	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	342	—	—	—
JNL/Mellon Dow Index Fund	GSC	384	—	—	—
JNL/Mellon Energy Sector Fund	GSC	1,070	—	—	—
JNL/Mellon Financial Sector Fund	GSC	767	—	—	—
JNL/Mellon Healthcare Sector Fund	GSC	599	—	—	—
JNL/Mellon Industrials Sector Fund	GSC	84	—	—	—
JNL/Mellon Information Technology Sector Fund	GSC	529	—	—	—
JNL/Mellon Materials Sector Fund	GSC	174	—	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	945	—	—	—
JNL/Mellon Real Estate Sector Fund	GSC	146	—	—	—
JNL/Mellon S&P 500 Index Fund	GSC	5,285	—	—	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,419	—	—	—
JNL/Mellon Utilities Sector Fund	GSC	159	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	84	—	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	473	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	42,786	—	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	1,030	—	—	—
JNL/PPM America Total Return Fund	MLP, WFC	1,916	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	172	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	483	—	—	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	1,498	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	SSB	15,418	322,994
JNL/BlackRock Global Allocation Fund	UBS	7,322	—
JNL/JPMorgan Global Allocation Fund	SSB	—	2,143
JNL/Westchester Capital Event Driven Fund	JPM	3,787	2,130

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The American Funds Insurance Series Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

LIBOR Replacement Risk. The Funds’ payment obligations, financing terms and investments in certain instruments (including debt securities and derivatives) may be tied to floating rates, such as the London Interbank Offered Rate (“LIBOR”). In 2017, the UK Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. It is difficult to predict the full impact of the transition away from LIBOR on the Funds. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Funds or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in stock markets could be significant. The current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and fair value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. Certain Funds may invest in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. The transmission of COVID-19 and efforts to contain its spread resulted in, and may continue to result in, closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like COVID-19. Health crises caused by COVID-19 may exacerbate other pre-existing political, social and economic risks in certain countries. The COVID-19 pandemic and its effects may last for an extended period of time. New variants and low rates of vaccination in certain areas of the world have hampered recovery efforts and continue to create further uncertainty. Even as restrictions have been lifted in certain jurisdictions, they have been reimposed in others, and this pattern is expected to continue for the foreseeable future as certain jurisdictions experience resurgences of COVID-19. Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and is likely to continue to contribute to, market volatility, inflation and systemic economic weakness. As the world adapts to a new outlook on how to balance the risk of illness against the desire for in person human connection, the COVID-19 pandemic and its effects are expected to continue through 2022 and beyond, and therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain. The foregoing could prevent a Fund from executing advantageous investment decisions in a timely manner, adversely affect the value and liquidity of a Fund’s investments, and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.61%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.93%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.26%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.11%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.18%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 million	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.67%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AB Sustainable Global Thematic Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.65%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/Baillie Gifford International Growth Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.53%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.57%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.52%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund[1]	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.54%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.62%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.55%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.690%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.69%
JNL/Franklin Templeton Income Fund	$0 to $100 million	.700%
	$100 million to $200 million	.650%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.900%
	$1 billion to $3 billion	.875%
	$3 billion to $5 billion	.850%
	Over $5 billion	.840%	.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million	.700%
	$250 million to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/Invesco Diversified Dividend Fund[2]	$0 to $1 billion	.525%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Small Cap Growth Fund	$0 to $1 billion	.675%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.65%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.59%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.28%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/Lazard International Strategic Equity Fund	$0 to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.70%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.15%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.75%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.48%
JNL/Newton Equity Income Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.33%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.38%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.46%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/T. Rowe Price Balanced Fund	$0 to $500 million	.550%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.55%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.52%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[3]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	.58%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price U.S. High Yield Fund[4]	$0 to $500 million	.500%
	$500 million to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.51%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.46%
JNL/WCM China Quality Growth Fund	$0 to $1 billion	.850%
	$1 billion to $3 billion	.800%
	$3 billion to $5 billion	.790%
	Over $5 billion	.780%	.85%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/Western Asset Global Multi-Sector Bond Fund[5]	$0 to $500 million	.525%
	$500 million to $1 billion	.500%
	$1 billion to $2 billion	.475%
	$2 billion to $3 billion	.450%
	$3 billion to $5 billion	.425%
	Over $5 billion	.400%	.57%
JNL/William Blair International Leaders Fund[6]	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund[7]	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.44%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.57%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2022
JNL/WMC Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.37%

[1]	Prior to April 25, 2022, for advisory fees, the range for $0 - $3 billion was 0.55%, the range for $3 billion - $5 billion was 0.54% and for over $5 billion was 0.53%.
[2]

Prior to April 25, 2022, for advisory fees, the range for $0 - $1 billion was 0.525%, the range for $1 billion - $3 billion was 0.50%, the range for $3 billion - $5 billion was 0.49% and for over $5 billion was 0.48%.

[3]

Prior to April 25, 2022, for advisory fees, the range for $0 - $150 million was 0.65%, the range for $150 million - $1 billion was 0.60%, the range for $1 billion to $3 billion was 0.59% and for over $3 billion was 0.58%.

[4]

Prior to April 25, 2022, for advisory fees, the range for $0 - $500 million was 0.525%, the range for $500 million - $3 billion was 0.50%, the range for $3 billion - $5 billion was 0.49% and for over $5 billion was 0.48%.

[5]

Prior to April 25, 2022, for advisory fees, the range for $0 - $1 billion was 0.60%, the range for $1 billion - $2 billion was 0.50%, the range for $2 billion - $3 billion was 0.475%, the range for $3 billion - $5 billion was 0.465% and for over $5 billion was 0.455%.

[6]

Prior to April 25, 2022, for advisory fees, the range for $0 - $500 million was 0.55%, the range for $500 million - $2 billion was 0.50%, the range for $2 billion - $3 billion was 0.48%, the range for $3 billion - $5 billion was 0.47% and for over $5 billion was 0.46%.

[7]	Prior to June 1, 2022, for advisory fees, the range for $0 - $3 billion was 0.44%, the range for $3 billion - $5 billion was 0.43% and for over $5 billion was 0.42%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM has agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of each class of shares of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2022, JNAM recovered $270 and $29 of previously reimbursed expenses (in thousands) for Class A and Class I shares, respectively. At June 30, 2022, the amounts of potentially recoverable expenses (in thousands) were $5,861 for Class A shares, expiring on December 31, 2023; and $5,878 and $69 for Class A and Class I shares, respectively, expiring on December 31, 2024; and $2,007 and $11 for Class A and Class I shares, respectively, expiring on December 31, 2025.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.30
JNL/American Funds Bond Fund of America Fund	0.20
JNL/American Funds Capital Income Builder Fund	0.25
JNL/American Funds Capital World Bond Fund	0.43
JNL/American Funds Global Growth Fund[1]	0.40
JNL/American Funds Global Small Capitalization Fund[1]	0.46
JNL/American Funds Growth Fund	0.45
JNL/American Funds Growth-Income Fund	0.30
JNL/American Funds International Fund	0.50

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds New World Fund	0.65
JNL/American Funds Washington Mutual Investors Fund	0.30
JNL/Mellon Bond Index Fund	0.07
JNL/Mellon Emerging Markets Index Fund	0.15
JNL/Mellon International Index Fund	0.10
JNL/Mellon S&P 400 MidCap Index Fund	0.08
JNL/Mellon Small Cap Index Fund	0.08
JNL Bond Index Fund	0.13
JNL Emerging Markets Index Fund	0.06
JNL International Index Fund	0.11
JNL Mid Cap Index Fund	0.12
JNL Small Cap Index Fund	0.12
JNL S&P 500 Index Fund	0.17

1 Prior to April 25, 2022, the contractual fee waiver was 0.50%.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/DFA U.S. Small Cap Fund[1]	0.02 on all net assets
JNL/Invesco Diversified Dividend Fund[2]	0.03 on net assets over $1 billion
JNL/T. Rowe Price Mid-Cap Growth Fund[3]	0.05 on net assets between $0 -$150 million, 0.01 on net assets between $1 -$3 billion and 0.02 on net assets over $3 billion
JNL/T. Rowe Price U.S High Yield Fund[4]	0.025 on net assets between $0 -$500 million and 0.03 on net assets over $500 million

1 This voluntary advisory fee waiver was effective March 1, 2022 to April 24, 2022. Effective April 25, 2022, the voluntary advisory fee waiver was converted to a contractual fee reduction.

2 This voluntary advisory fee waiver was effective September 1, 2021 to April 24, 2022. Effective April 25, 2022, the voluntary advisory fee waiver was converted to a contractual fee reduction.

3 This voluntary advisory fee waiver was effective January 1, 2022 to April 24, 2022. Effective April 25, 2022, the voluntary advisory fee waiver was converted to a contractual fee reduction.

4 This voluntary advisory fee waiver was effective October 1, 2021 to April 24, 2022. Effective April 25, 2022, the voluntary advisory fee waiver was converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Administrative Fee
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AB Sustainable Global Thematic Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Administrative Fee
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Administrative Fee
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM China Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Western Asset Global Multi-Sector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/William Blair International Leaders Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fund	Assets	Administrative Fee
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
[1] The fee for these Funds is based on total net assets of the associated master fund.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, and JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/Morningstar U.S. Sustainability Index Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/Mellon Emerging Markets Index Fund. Also, JNAM has agreed to waive 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund. Also, JNAM has agreed to waive 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

During the period ended June 30, 2022, JNLD suspended $951 (in thousands) of 12b-1 fees of the Class A shares of JNL/ WMC Government Money Market Fund. None of the suspended 12b-1 fees can be recaptured by JNLD. The amount of suspended fees is recorded as Expense waiver in the Statement of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2022, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Goldman Sachs 4 Fund $10.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the period ended June 30, 2022:

	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss on Securities ($)
JNL/BlackRock Global Allocation Fund	—	72	(4)
JNL/Lord Abbett Short Duration Income Fund	9,383	—	—
JNL/MFS Mid Cap Value Fund	—	887	(122)
JNL/PIMCO Income Fund	1,131	11,848	513

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss on Securities ($)
JNL/PIMCO Investment Grade Credit Bond Fund	—	6,024	(192)
JNL/PIMCO Real Return Fund	20,482	279	(20)
JNL/T. Rowe Price Capital Appreciation Fund	20,251	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,551	3,898	2,602
JNL/WMC Global Real Estate Fund	—	1,962	(297)

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2022, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Emerging Markets Index Fund	10	—	—	10
JNL Multi-Manager Alternative Fund	116	—	11	105
JNL Multi-Manager Mid Cap Fund	53	—	3	50
JNL/AB Sustainable Global Thematic Fund	1	—	1	—
JNL/BlackRock Global Allocation Fund	1,044	270	774	—
JNL/BlackRock Global Natural Resources Fund	215	202	13	—
JNL/BlackRock Large Cap Select Growth Fund	219	205	14	—
JNL/ClearBridge Large Cap Growth Fund	11	—	—	11
JNL/First Sentier Global Infrastructure Fund	268	250	18	—
JNL/Franklin Templeton Income Fund	137	—	104	33
JNL/GQG Emerging Markets Equity Fund	119	16	18	85
JNL/Invesco Diversified Dividend Fund	343	97	246	—
JNL/Invesco Global Growth Fund	857	—	773	84
JNL/JPMorgan Global Allocation Fund	360	32	255	73
JNL/Mellon World Index Fund	74	41	4	29
JNL/MFS Mid Cap Value Fund	27	—	27	—
JNL/T. Rowe Price Balanced Fund	145	32	91	22
JNL/T. Rowe Price Established Growth Fund	63	—	—	63
JNL/T. Rowe Price Mid-Cap Growth Fund	24	—	—	24
JNL/T. Rowe Price Value Fund	103	—	55	48
JNL/WMC Balanced Fund	415	309	2	104
JNL/WMC Global Real Estate Fund	164	14	150	—
NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 22, 2022. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

pursuant to a plan of reorganization approved by the Board and approved by the acquired Funds' shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Franklin Templeton Growth Allocation Fund	JNL Growth Allocation Fund
Class A	Class A	1,045,021	59,931	2,286,223	130,183	59,512
Class I	Class I	5,489	311	15,529	872	308
JNL/BlackRock Advantage International Fund	JNL/DFA International Core Equity Fund
Class A	Class A	39,997	3,631	137,262	11,870	3,460
Class I	Class I	1,835	165	8,446	728	158

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Franklin Templeton Growth Allocation Fund	2,484	—	(2,484)
JNL/BlackRock Advantage International Fund	42,648	40,922	(1,726)

Assuming the acquisitions had been completed on January 1, 2022, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2022, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL Growth Allocation Fund	(277)	119,056	(839,037)	(720,258)
JNL/DFA International Core Equity Fund	3,083	(4,811)	(37,390)	(39,118)

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed after the close of business on April 22, 2022, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Franklin Templeton Income Fund
JNL/American Funds Bond Fund of America Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Capital Income Builder Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Capital World Bond Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Value Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

JNL/American Funds Growth Allocation Fund	JNL/Mellon Materials Sector Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL/Mellon S&P 500 Index Fund
JNL/Goldman Sachs Managed Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Managed Moderate Fund	JNL/Mellon Utilities Sector Fund
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon World Index Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Bond Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PIMCO Real Return Fund
JNL S&P 500 Index Fund	JNL/PPM America Floating Rate Income Fund
JNL Small Cap Index Fund	JNL/PPM America High Yield Bond Fund
JNL/AB Sustainable Global Thematic Fund	JNL/PPM America Total Return Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Global Real Estate Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Value Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2021, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Causeway International Value Select Fund	—	29,930	29,930
JNL/JPMorgan Hedged Equity Fund	40,588	2,441	43,029
JNL/Loomis Sayles Global Growth Fund	6,026	19,137	25,163
JNL/Mellon International Index Fund	27,262	52,601	79,863
JNL/Western Asset Global Multi-Sector Bond Fund	59,786	124,463	184,249

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

As of June 30, 2022, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon International Index Fund	2,091,572	—	(25,737)	(25,737)
JNL iShares Tactical Growth Fund	324,308	20,811	(18,004)	2,807
JNL iShares Tactical Moderate Fund	257,996	5,832	(18,710)	(12,878)
JNL iShares Tactical Moderate Growth Fund	354,144	21,695	(22,973)	(1,278)
JNL International Index Fund	2,186,586	328,216	(449,478)	(121,262)
JNL Multi-Manager Emerging Markets Equity Fund	1,174,527	104,053	(244,801)	(140,748)
JNL Multi-Manager International Small Cap Fund	794,545	19,284	(231,320)	(212,036)
JNL/Baillie Gifford International Growth Fund	1,283,609	8,221	(551,825)	(543,604)
JNL/Causeway International Value Select Fund	1,611,886	56,624	(256,040)	(199,416)
JNL/DFA International Core Equity Fund	225,907	6,529	(37,008)	(30,479)
JNL/Harris Oakmark Global Equity Fund	807,286	82,761	(149,098)	(66,337)
JNL/Heitman U.S. Focused Real Estate Fund	298,307	3,557	(31,761)	(28,204)
JNL/JPMorgan Hedged Equity Fund	677,590	80,648	(60,420)	20,228
JNL/Lazard International Strategic Equity Fund	543,583	38,949	(79,459)	(40,510)
JNL/Loomis Sayles Global Growth Fund	613,759	56,231	(105,867)	(49,636)
JNL/Lord Abbett Short Duration Income Fund	978,548	563	(35,307)	(34,744)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	9,476	16	(2,824)	(2,808)
JNL/Morningstar Wide Moat Index Fund	969,728	29,922	(156,357)	(126,435)
JNL/WCM China Quality Growth Fund	5,387	617	(169)	448
JNL/WCM Focused International Equity Fund	1,335,260	284,171	(166,087)	118,084
JNL/Western Asset Global Multi-Sector Bond Fund	462,522	182	(34,918)	(34,736)
JNL/William Blair International Leaders Fund	945,640	3,249	(143,127)	(139,878)
JNL/WMC Government Money Market Fund	2,631,691	—	—	—

As of June 30, 2022, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	(100)	—	(94)	(94)
Forward Foreign Currency Contracts	(265)	6	(7)	(1)
JNL Multi-Manager Emerging Markets Equity Fund
Forward Foreign Currency Contracts	(7)	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	67	—	—	—
Purchased Options	22,456	—	—	—
Written Options	(21,537)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	(2,053)	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	23	—	—	—
JNL/Western Asset Global Multi-Sector Bond Fund
Futures/Futures Options Contracts	(438)	337	(322)	15
Forward Foreign Currency Contracts	401	993	(433)	560

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2021 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL iShares Tactical Growth Fund	3,347	7,811	—
JNL iShares Tactical Moderate Fund	2,620	3,420	—
JNL iShares Tactical Moderate Growth Fund	4,095	6,899	—
JNL Multi-Manager Emerging Markets Equity Fund	22,638	—	—
JNL Multi-Manager International Small Cap Fund	2,968	6,227	—
JNL/Causeway International Value Select Fund	20,328	—	—
JNL/DFA International Core Equity Fund	2,035	501	—
JNL/Harris Oakmark Global Equity Fund	9,429	—	—
JNL/Heitman U.S. Focused Real Estate Fund	2,951	—	—
JNL/JPMorgan Hedged Equity Fund	4,317	—	—
JNL/Lazard International Strategic Equity Fund	2,407	1,437	—
JNL/Loomis Sayles Global Growth Fund	—	18,469	—
JNL/Lord Abbett Short Duration Income Fund	2,853	—	—
JNL/Mellon World Index Fund	4,946	2,060	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/Morningstar Wide Moat Index Fund	55,522	45,961	—
JNL/WCM Focused International Equity Fund	14,743	167,027	—
JNL/William Blair International Leaders Fund	14,123	21,828	—
JNL/WMC Government Money Market Fund	15	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2018, 2019, 2020 and 2021, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2022.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/American Funds Balanced Fund
Class A	0.61	1,000.00	839.30	2.78	1,000.00	1,021.77	3.06
Class I	0.31	1,000.00	840.80	1.41	1,000.00	1,023.26	1.56
JNL/American Funds Bond Fund of America Fund
Class A	0.60	1,000.00	897.10	2.82	1,000.00	1,021.82	3.01
Class I	0.30	1,000.00	899.30	1.41	1,000.00	1,023.31	1.51
JNL/American Funds Capital Income Builder Fund
Class A	0.68	1,000.00	900.50	3.20	1,000.00	1,021.42	3.41
Class I	0.38	1,000.00	901.60	1.79	1,000.00	1,022.91	1.91
JNL/American Funds Capital World Bond Fund
Class A	0.57	1,000.00	837.20	2.60	1,000.00	1,021.97	2.86
Class I	0.27	1,000.00	838.40	1.23	1,000.00	1,023.46	1.35
JNL/American Funds Global Growth Fund
Class A	0.59	1,000.00	719.20	2.51	1,000.00	1,021.87	2.96
Class I	0.29	1,000.00	720.30	1.24	1,000.00	1,023.36	1.45
JNL/American Funds Global Small Capitalization Fund
Class A	0.57	1,000.00	678.30	2.37	1,000.00	1,021.97	2.86
Class I	0.27	1,000.00	678.90	1.12	1,000.00	1,023.46	1.35
JNL/American Funds Growth Fund
Class A	0.56	1,000.00	700.00	2.36	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	700.90	1.10	1,000.00	1,023.51	1.30
JNL/American Funds Growth-Income Fund
Class A	0.63	1,000.00	800.40	2.81	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	801.80	1.47	1,000.00	1,023.16	1.66
JNL/American Funds International Fund
Class A	0.63	1,000.00	771.90	2.77	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	773.10	1.45	1,000.00	1,023.16	1.66
JNL/American Funds New World Fund
Class A	0.69	1,000.00	760.10	3.01	1,000.00	1,021.37	3.46
Class I	0.39	1,000.00	761.00	1.70	1,000.00	1,022.86	1.96
JNL/American Funds Washington Mutual Investors Fund
Class A	0.66	1,000.00	868.20	3.06	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	869.40	1.67	1,000.00	1,023.01	1.81
JNL/Mellon Bond Index Fund
Class A	0.56	1,000.00	894.70	2.30	1,000.00	1,022.36	2.46
Class I	0.26	1,000.00	896.20	0.89	1,000.00	1,023.85	0.95

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/Mellon Emerging Markets Index Fund
Class A	0.71	1,000.00	837.00	2.55	1,000.00	1,022.02	2.81
Class I	0.36	1,000.00	838.50	0.96	1,000.00	1,023.75	1.05
JNL/Mellon International Index Fund
Class A	0.60	1,000.00	806.60	2.24	1,000.00	1,022.32	2.51
Class I	0.30	1,000.00	807.60	0.90	1,000.00	1,023.80	1.00
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	802.70	2.06	1,000.00	1,022.51	2.31
Class I	0.26	1,000.00	803.90	0.72	1,000.00	1,024.00	0.80
JNL/Mellon Small Cap Index Fund
Class A	0.56	1,000.00	807.90	2.06	1,000.00	1,022.51	2.31
Class I	0.26	1,000.00	809.20	0.72	1,000.00	1,024.00	0.80
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	782.60	1.99	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	783.90	0.66	1,000.00	1,024.05	0.75
JNL Conservative Allocation Fund
Class A	0.47	1,000.00	872.20	2.18	1,000.00	1,022.46	2.36
Class I	0.17	1,000.00	873.80	0.79	1,000.00	1,023.95	0.85
JNL Growth Allocation Fund
Class A	0.45	1,000.00	797.50	2.01	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	798.60	0.67	1,000.00	1,024.05	0.75
JNL Moderate Allocation Fund
Class A	0.44	1,000.00	849.50	2.02	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	850.90	0.64	1,000.00	1,024.10	0.70
JNL Moderate Growth Allocation Fund
Class A	0.43	1,000.00	831.20	1.95	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	832.40	0.59	1,000.00	1,024.15	0.65
JNL/American Funds Growth Allocation Fund
Class A	0.63	1,000.00	788.80	2.79	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	789.80	1.46	1,000.00	1,023.16	1.66
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	816.60	2.88	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	818.00	1.53	1,000.00	1,023.11	1.71
JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A	0.44	1,000.00	767.60	1.93	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	768.40	0.61	1,000.00	1,024.10	0.70

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/Goldman Sachs Managed Conservative Fund
Class A	0.46	1,000.00	861.80	2.12	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	862.10	0.74	1,000.00	1,024.00	0.80
JNL/Goldman Sachs Managed Growth Fund
Class A	0.43	1,000.00	780.30	1.90	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	781.70	0.57	1,000.00	1,024.15	0.65
JNL/Goldman Sachs Managed Moderate Fund
Class A	0.44	1,000.00	835.40	2.00	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	836.90	0.64	1,000.00	1,024.10	0.70
JNL/Goldman Sachs Managed Moderate Growth Fund
Class A	0.43	1,000.00	807.10	1.93	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	808.40	0.58	1,000.00	1,024.15	0.65
JNL iShares Tactical Growth Fund
Class A	0.65	1,000.00	833.00	2.95	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	834.40	1.59	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Fund
Class A	0.65	1,000.00	869.20	3.01	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	870.00	1.62	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Growth Fund
Class A	0.65	1,000.00	849.40	2.98	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	850.50	1.61	1,000.00	1,023.06	1.76
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.64	1,000.00	821.70	2.89	1,000.00	1,021.62	3.21
Class I	0.22	1,000.00	823.00	0.99	1,000.00	1,023.70	1.10
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.65	1,000.00	860.40	3.00	1,000.00	1,021.57	3.26
Class I	0.22	1,000.00	862.20	1.02	1,000.00	1,023.70	1.10
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.65	1,000.00	840.90	2.97	1,000.00	1,021.57	3.26
Class I	0.23	1,000.00	842.50	1.05	1,000.00	1,023.65	1.15
JNL Bond Index Fund
Class I	0.07	1,000.00	896.70	0.33	1,000.00	1,024.45	0.35
JNL Emerging Markets Index Fund
Class I	0.15	1,000.00	839.10	0.68	1,000.00	1,024.05	0.75

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL International Index Fund
Class I	0.10	1,000.00	808.60	0.45	1,000.00	1,024.30	0.50
JNL Mid Cap Index Fund
Class I	0.10	1,000.00	804.60	0.45	1,000.00	1,024.30	0.50
JNL Small Cap Index Fund
Class I	0.10	1,000.00	809.90	0.45	1,000.00	1,024.30	0.50
JNL Multi-Manager Alternative Fund
Class A	2.10	1,000.00	884.90	9.81	1,000.00	1,014.38	10.49
Class I	1.80	1,000.00	886.30	8.42	1,000.00	1,015.87	9.00
JNL Multi-Manager Emerging Markets Equity Fund
Class A	1.21	1,000.00	772.20	5.32	1,000.00	1,018.79	6.06
Class I	0.91	1,000.00	773.20	4.00	1,000.00	1,020.28	4.56
JNL Multi-Manager International Small Cap Fund
Class A	1.21	1,000.00	671.50	5.01	1,000.00	1,018.79	6.06
Class I	0.91	1,000.00	671.90	3.77	1,000.00	1,020.28	4.56
JNL Multi-Manager Mid Cap Fund
Class A	1.08	1,000.00	802.90	4.83	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	804.30	3.49	1,000.00	1,020.93	3.91
JNL Multi-Manager Small Cap Growth Fund
Class A	0.97	1,000.00	671.00	4.02	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	672.10	2.78	1,000.00	1,021.47	3.36
JNL Multi-Manager Small Cap Value Fund
Class A	1.07	1,000.00	839.00	4.88	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	840.10	3.51	1,000.00	1,020.98	3.86
JNL S&P 500 Index Fund
Class I	0.09	1,000.00	799.60	0.40	1,000.00	1,024.35	0.45
JNL/AB Sustainable Global Thematic Fund
Class A*	1.11	1,000.00	897.00	1.93	1,000.00	1,019.29	5.56
Class I*	0.81	1,000.00	898.00	1.41	1,000.00	1,020.78	4.06
JNL/AQR Large Cap Defensive Style Fund
Class A	0.85	1,000.00	867.00	3.93	1,000.00	1,020.58	4.26
Class I	0.55	1,000.00	868.00	2.55	1,000.00	1,022.07	2.76

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/Baillie Gifford International Growth Fund
Class A	0.98	1,000.00	632.30	3.97	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	633.30	2.75	1,000.00	1,021.42	3.41
JNL/Baillie Gifford U.S. Equity Growth Fund
Class A	0.95	1,000.00	453.80	3.42	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	455.10	2.35	1,000.00	1,021.57	3.26
JNL/BlackRock Global Allocation Fund
Class A	1.02	1,000.00	836.40	4.64	1,000.00	1,019.74	5.11
Class I	0.72	1,000.00	837.50	3.28	1,000.00	1,021.22	3.61
JNL/BlackRock Global Natural Resources Fund
Class A	0.97	1,000.00	1,015.30	4.85	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,017.70	3.35	1,000.00	1,021.47	3.36
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.86	1,000.00	662.80	3.55	1,000.00	1,020.53	4.31
Class I	0.56	1,000.00	663.80	2.31	1,000.00	1,022.02	2.81
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	859.10	4.47	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	860.80	3.09	1,000.00	1,021.47	3.36
JNL/ClearBridge Large Cap Growth Fund
Class A	0.94	1,000.00	683.80	3.92	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	684.60	2.67	1,000.00	1,021.62	3.21
JNL/DFA International Core Equity Fund
Class A	0.90	1,000.00	828.40	4.08	1,000.00	1,020.33	4.51
Class I	0.55	1,000.00	830.40	2.50	1,000.00	1,022.07	2.76
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	810.30	3.59	1,000.00	1,020.83	4.01
Class I	0.45	1,000.00	811.60	2.02	1,000.00	1,022.56	2.26
JNL/DFA U.S. Small Cap Fund
Class A	0.99	1,000.00	810.60	4.44	1,000.00	1,019.89	4.96
Class I	0.65	1,000.00	812.00	2.92	1,000.00	1,021.57	3.26
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	895.50	3.62	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	897.20	2.21	1,000.00	1,022.46	2.36
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.07	1,000.00	846.20	4.90	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	847.30	3.53	1,000.00	1,020.98	3.86

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.00	1,000.00	770.10	4.39	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	771.40	3.07	1,000.00	1,021.32	3.51
JNL/DoubleLine Total Return Fund
Class A	0.82	1,000.00	914.10	3.89	1,000.00	1,020.73	4.11
Class I	0.52	1,000.00	915.60	2.47	1,000.00	1,022.22	2.61
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.78	1,000.00	883.20	3.64	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	884.50	2.24	1,000.00	1,022.41	2.41
JNL/First Sentier Global Infrastructure Fund
Class A	1.15	1,000.00	959.90	5.59	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	961.00	4.13	1,000.00	1,020.58	4.26
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	928.60	4.45	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	929.50	3.01	1,000.00	1,021.67	3.16
JNL/Goldman Sachs 4 Fund
Class A	0.69	1,000.00	832.90	3.14	1,000.00	1,021.37	3.46
Class I	0.39	1,000.00	834.20	1.77	1,000.00	1,022.86	1.96
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	813.80	6.12	1,000.00	1,018.05	6.80
Class I	1.06	1,000.00	814.80	4.77	1,000.00	1,019.54	5.31
JNL/Harris Oakmark Global Equity Fund
Class A	1.14	1,000.00	820.50	5.15	1,000.00	1,019.14	5.71
Class I	0.84	1,000.00	822.30	3.80	1,000.00	1,020.63	4.21
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.11	1,000.00	815.80	5.00	1,000.00	1,019.29	5.56
Class I	0.81	1,000.00	816.80	3.65	1,000.00	1,020.78	4.06
JNL/Invesco Diversified Dividend Fund
Class A	0.97	1,000.00	919.90	4.62	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	921.00	3.19	1,000.00	1,021.47	3.36
JNL/Invesco Global Growth Fund
Class A	0.95	1,000.00	678.80	3.95	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	679.80	2.71	1,000.00	1,021.57	3.26
JNL/Invesco Small Cap Growth Fund
Class A	1.06	1,000.00	618.50	4.25	1,000.00	1,019.54	5.31
Class I	0.76	1,000.00	619.40	3.05	1,000.00	1,021.03	3.81

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/JPMorgan Global Allocation Fund
Class A	1.06	1,000.00	810.20	4.76	1,000.00	1,019.54	5.31
Class I	0.76	1,000.00	811.00	3.41	1,000.00	1,021.03	3.81
JNL/JPMorgan Hedged Equity Fund
Class A	0.96	1,000.00	902.70	4.53	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	904.20	3.12	1,000.00	1,021.52	3.31
JNL/JPMorgan MidCap Growth Fund
Class A	0.89	1,000.00	699.50	3.75	1,000.00	1,020.38	4.46
Class I	0.59	1,000.00	700.60	2.49	1,000.00	1,021.87	2.96
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.69	1,000.00	913.80	3.27	1,000.00	1,021.37	3.46
Class I	0.39	1,000.00	915.40	1.85	1,000.00	1,022.86	1.96
JNL/JPMorgan U.S. Value Fund
Class A	0.89	1,000.00	894.90	4.18	1,000.00	1,020.38	4.46
Class I	0.59	1,000.00	896.20	2.77	1,000.00	1,021.87	2.96
JNL/Lazard International Strategic Equity Fund
Class A	1.15	1,000.00	804.00	5.14	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	804.70	3.80	1,000.00	1,020.58	4.26
JNL/Loomis Sayles Global Growth Fund
Class A	1.00	1,000.00	722.50	4.27	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	723.40	2.99	1,000.00	1,021.32	3.51
JNL/Lord Abbett Short Duration Income Fund
Class A	0.80	1,000.00	952.20	3.87	1,000.00	1,020.83	4.01
Class I	0.50	1,000.00	953.30	2.42	1,000.00	1,022.32	2.51
JNL/Mellon Communication Services Sector Fund
Class A	0.66	1,000.00	683.20	2.75	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	684.80	1.29	1,000.00	1,023.26	1.56
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	665.90	2.64	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	667.20	1.20	1,000.00	1,023.36	1.45
JNL/Mellon Consumer Staples Sector Fund
Class A	0.65	1,000.00	927.70	3.11	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	929.40	1.44	1,000.00	1,023.31	1.51
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	852.80	2.99	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	854.10	1.38	1,000.00	1,023.31	1.51

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/Mellon Energy Sector Fund
Class A	0.63	1,000.00	1,296.90	3.59	1,000.00	1,021.67	3.16
Class I	0.28	1,000.00	1,299.20	1.60	1,000.00	1,023.41	1.40
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	801.10	2.86	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	802.70	1.30	1,000.00	1,023.36	1.45
JNL/Mellon Healthcare Sector Fund
Class A	0.62	1,000.00	889.10	2.90	1,000.00	1,021.72	3.11
Class I	0.27	1,000.00	890.60	1.27	1,000.00	1,023.46	1.35
JNL/Mellon Industrials Sector Fund
Class A	0.66	1,000.00	811.70	2.96	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	813.70	1.39	1,000.00	1,023.26	1.56
JNL/Mellon Information Technology Sector Fund
Class A	0.62	1,000.00	699.50	2.61	1,000.00	1,021.72	3.11
Class I	0.27	1,000.00	700.70	1.14	1,000.00	1,023.46	1.35
JNL/Mellon Materials Sector Fund
Class A	0.66	1,000.00	812.00	2.97	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	813.40	1.39	1,000.00	1,023.26	1.56
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.65	1,000.00	705.50	2.75	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	706.80	1.27	1,000.00	1,023.31	1.51
JNL/Mellon Real Estate Sector Fund
Class A	0.66	1,000.00	793.70	2.94	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	795.30	1.38	1,000.00	1,023.26	1.56
JNL/Mellon S&P 500 Index Fund
Class A	0.52	1,000.00	798.20	2.32	1,000.00	1,022.22	2.61
Class I	0.22	1,000.00	799.70	0.98	1,000.00	1,023.70	1.10
JNL/Mellon U.S. Stock Market Index Fund
Class A	0.60	1,000.00	785.10	2.66	1,000.00	1,021.82	3.01
Class I	0.30	1,000.00	786.50	1.33	1,000.00	1,023.31	1.51
JNL/Mellon Utilities Sector Fund
Class A	0.65	1,000.00	987.10	3.20	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	989.40	1.48	1,000.00	1,023.31	1.51
JNL/Mellon World Index Fund
Class A	0.65	1,000.00	796.00	2.89	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	797.40	1.34	1,000.00	1,023.31	1.51

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/MFS Mid Cap Value Fund
Class A	0.95	1,000.00	851.10	4.36	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	852.40	2.99	1,000.00	1,021.57	3.26
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A	0.72	1,000.00	646.20	2.94	1,000.00	1,021.22	3.61
Class I	0.42	1,000.00	647.10	1.72	1,000.00	1,022.71	2.11
JNL/Morningstar U.S. Sustainability Index Fund
Class A	0.74	1,000.00	775.20	3.26	1,000.00	1,021.12	3.71
Class I	0.39	1,000.00	777.00	1.72	1,000.00	1,022.86	1.96
JNL/Morningstar Wide Moat Index Fund
Class A	0.76	1,000.00	836.70	3.46	1,000.00	1,021.03	3.81
Class I	0.46	1,000.00	838.20	2.10	1,000.00	1,022.51	2.31
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.90	1,000.00	1,211.90	4.94	1,000.00	1,020.33	4.51
Class I	0.60	1,000.00	1,214.10	3.29	1,000.00	1,021.82	3.01
JNL/Neuberger Berman Gold Plus Strategy Fund
Class A*	1.21	1,000.00	924.00	2.14	1,000.00	1,018.79	6.06
Class I*	0.76	1,000.00	925.00	1.34	1,000.00	1,021.03	3.81
JNL/Neuberger Berman Strategic Income Fund
Class A	0.93	1,000.00	878.80	4.33	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	879.80	2.94	1,000.00	1,021.67	3.16
JNL/Newton Equity Income Fund
Class A	0.90	1,000.00	935.60	4.32	1,000.00	1,020.33	4.51
Class I	0.60	1,000.00	937.10	2.88	1,000.00	1,021.82	3.01
JNL/PIMCO Income Fund
Class A	0.94	1,000.00	901.30	4.43	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	902.50	3.02	1,000.00	1,021.62	3.21
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.78	1,000.00	843.20	3.56	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	845.10	2.20	1,000.00	1,022.41	2.41
JNL/PIMCO Real Return Fund
Class A	0.96	1,000.00	912.20	4.55	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	913.10	3.13	1,000.00	1,021.52	3.31
JNL/PPM America Floating Rate Income Fund
Class A	0.92	1,000.00	928.10	4.40	1,000.00	1,020.23	4.61
Class I	0.62	1,000.00	929.70	2.97	1,000.00	1,021.72	3.11

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	854.40	3.40	1,000.00	1,021.12	3.71
Class I	0.44	1,000.00	855.50	2.02	1,000.00	1,022.61	2.21
JNL/PPM America Total Return Fund
Class A	0.78	1,000.00	877.40	3.63	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	878.20	2.24	1,000.00	1,022.41	2.41
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	820.70	3.02	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	822.00	1.45	1,000.00	1,023.21	1.61
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.67	1,000.00	861.30	3.09	1,000.00	1,021.47	3.36
Class I	0.37	1,000.00	862.40	1.71	1,000.00	1,022.96	1.86
JNL/T. Rowe Price Balanced Fund
Class A	1.00	1,000.00	821.90	4.52	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	822.90	3.16	1,000.00	1,021.32	3.51
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.96	1,000.00	856.60	4.42	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	858.20	3.04	1,000.00	1,021.52	3.31
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	644.60	3.38	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	645.50	2.16	1,000.00	1,022.17	2.66
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.97	1,000.00	753.40	4.22	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	754.40	2.91	1,000.00	1,021.47	3.36
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	961.10	3.45	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	962.70	2.00	1,000.00	1,022.76	2.06
JNL/T. Rowe Price U.S. High Yield Fund
Class A	0.95	1,000.00	833.50	4.32	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	835.10	2.96	1,000.00	1,021.57	3.26
JNL/T. Rowe Price Value Fund
Class A	0.86	1,000.00	852.60	3.95	1,000.00	1,020.53	4.31
Class I	0.56	1,000.00	853.70	2.57	1,000.00	1,022.02	2.81
JNL/WCM China Quality Growth Fund
Class A*	1.34	1,000.00	1,107.00	2.59	1,000.00	1,018.15	6.71
Class I*	1.08	1,000.00	1,107.00	2.09	1,000.00	1,019.44	5.41

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2022

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)††
JNL/WCM Focused International Equity Fund
Class A	1.11	1,000.00	684.00	4.63	1,000.00	1,019.29	5.56
Class I	0.81	1,000.00	684.90	3.38	1,000.00	1,020.78	4.06
JNL/Westchester Capital Event Driven Fund
Class A	1.62	1,000.00	947.40	7.82	1,000.00	1,016.76	8.10
Class I	1.32	1,000.00	948.30	6.38	1,000.00	1,018.25	6.61
JNL/Western Asset Global Multi-Sector Bond Fund
Class A	1.03	1,000.00	922.90	4.91	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	924.00	3.48	1,000.00	1,021.17	3.66
JNL/William Blair International Leaders Fund
Class A	0.97	1,000.00	722.10	4.14	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	724.00	2.86	1,000.00	1,021.47	3.36
JNL/WMC Balanced Fund
Class A	0.71	1,000.00	843.50	3.25	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	844.50	1.88	1,000.00	1,022.76	2.06
JNL/WMC Equity Income Fund
Class A	0.89	1,000.00	939.70	4.28	1,000.00	1,020.38	4.46
Class I	0.59	1,000.00	941.10	2.84	1,000.00	1,021.87	2.96
JNL/WMC Global Real Estate Fund
Class A	1.03	1,000.00	773.70	4.53	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	775.40	3.21	1,000.00	1,021.17	3.66
JNL/WMC Government Money Market Fund
Class A	0.34	1,000.00	1,000.40	1.69	1,000.00	1,023.11	1.71
Class I	0.35	1,000.00	1,000.40	1.74	1,000.00	1,023.06	1.76
JNL/WMC Value Fund
Class A	0.78	1,000.00	898.30	3.67	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	899.70	2.26	1,000.00	1,022.41	2.41

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period). For Classes with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 67/365 (to reflect the period since the Class’ inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

* Class has less than 6-month’s operating history and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Series Trust

(the “Trust”)

Results of Special Meetings of Shareholders

On March 25, 2022, a special meeting of shareholders of the JNL/Franklin Templeton Growth Allocation Fund, a series of the Trust, was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Franklin Templeton Growth Allocation Fund, into the JNL Growth Allocation Fund, also a series of the Trust.	55,224,291.959	1,451,595.054	5,027,162.607	61,703,049.621

On March 25, 2022, a special meeting of shareholders of the JNL/Mellon MSCI KLD 400 Social Index Fund (the “Fund”), a series of the Trust, was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve investment strategy changes for the Fund.	13,027,018.900	1,078,492.007	1,747,258.514	15,852,769.421
2. To approve the elimination of a fundamental policy regarding diversification.	11,459,096.242	2,237,967.000	2,155,706.180	15,852,769.422
3. To approve an amended fundamental policy regarding industry concentration.	12,542,948.164	1,067,437.301	2,242,383.957	15,852,769.422

On March 25, 2022, a special meeting of shareholders of the JNL/T. Rowe Price Established Growth Fund, a series of the Trust, was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the elimination of a fundamental policy regarding diversification.	140,647,747.740	13,571,537.178	12,990,211.781	167,209,496.699

JNL Series Trust

(the “Trust”)

APPROVAL OF INVESTMENT SUB-SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable).

At a meeting on June 1 - June 2, 2022, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to an amendment to the Sub-Sub-Advisory Agreement between Western Asset Management Company (“Western Asset” or the “Sub-Adviser”) and Western Asset Management Company Pte. Ltd. (“Western Asset Pte.” or the “Sub-Sub-Adviser”), whereby Western Asset Pte. is appointed as a Sub-Sub-Adviser for the portion of JNL Multi-Manager Alternative Fund assets managed by Western Asset.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Sub-Advisory Agreement.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Sub-Advisory Agreement. With respect to its approval of an amendment to the Sub-Sub-Advisory Agreement with Western Asset Pte., the Board noted that the Sub-Sub-Adviser already provides services to existing Funds in the Trust. Thus, with respect to this Sub-Sub-Adviser, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Sub-Sub-Advisory Agreement.

In reviewing the Sub-Sub-Advisory Agreement and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Sub-Adviser and the Sub-Sub-Adviser for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Adviser and the Sub-Sub-Adviser through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Sub-Advisory Agreement.

Before approving the Sub-Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Adviser and the Sub-Sub-Adviser and to consider the terms of the Sub-Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by the Sub-Adviser and the Sub-Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser and Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser and Sub-Sub-Adviser, in connection with its approval of the Sub-Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are and would be responsible for the day-to-day management of the Fund. The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by the Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the JNL Multi-Manager Alternative Fund

The Board considered the Sub-Adviser’s proposal regarding the appointment of the Sub-Sub-Adviser for the Fund. The Board considered that there will be no change to the investment strategy or portfolio manager(s) of the Fund due to the appointment of the Sub-Sub-Adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Sub-Advisory Agreement.

Costs of Services

  The Board reviewed the fees to be paid to the Sub-Adviser.  The Board noted that the Fund’s sub-advisory fees would be paid by JNAM (not the Fund) and the sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail of the information considered by the Board is set forth below:

JNL Multi-Manager Alternative Fund. The Board considered that the Fund’s advisory fee is higher than the peer group average, the sub-advisory fee is equal to the peer group average, and the total expense ratio is lower than the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 26, 2021. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by the Sub-Adviser. The Board determined that profits expected to be realized by the Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided the Sub-Adviser, the Board noted that the sub-advisory fee arrangements for the Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that the sub-advisory fee for the Fund will be paid by JNAM (not the Fund) and that the sub-sub-advisory fees will be paid by Western Asset (not the Fund).

The Board concluded that the Fund’s fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Adviser and the Sub-Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser and Sub-Sub-Adviser through their relationships with the Funds, the Board noted that the Sub-Adviser and Sub-Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser or Sub-Sub-Adviser as a result of their relationship with the Funds.

Supplement Dated June 10, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective May 16, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Large Cap Select Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Lawrence Kemp, CFA	September 2013	Managing Director, BlackRock
Phil Ruvinsky	April 2020	Managing Director, BlackRock
Caroline Bottinelli	May 2022	Director, BlackRock

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-section, “Global Macro Strategy,” for the JNL Multi-Manager Alternative Fund, please delete the first paragraph in the entirety and replace with the following:

Western Asset Management Company, LLC (“Western Asset”) focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets, including China.

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bulleted paragraph please add the following:

China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” under “Sub-Adviser” for the JNL Multi-Manager Alternative Fund, please add the following:

Sub-Sub-Adviser:

Western Asset Management Company Pte. Ltd.

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-section, “River Road Small-Mid Cap Value II (SMID II) Strategy,” for the JNL Multi-Manager Small Cap Value Fund, please delete the first paragraph in the entirety and replace with the following:

River Road Asset Management, LLC (“River Road”) constructs the Small-Mid Cap Value II (SMID II) Strategy by investing primarily in equity securities of small- and mid-capitalization companies that River Road believes are undervalued. The market capitalizations within the SMID II Strategy may vary but they generally range from approximately $500 million to $15 billion at the time of initial purchase. This capitalization range will change over time. The SMID II Strategy may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. The SMID II Strategy may also invest in companies of other market capitalizations, real estate investment trusts (REITs), BDC-RICs, convertible securities, and foreign stocks.

Effective March 31, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/WCM Focused International Equity Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	Portfolio Manager and CEO, WCM
Peter J. Hunkel	September 2013	Portfolio Manager, WCM
Michael B. Trigg	September 2013	Portfolio Manager and President, WCM
Sanjay Ayer, CFA	June 2020	Portfolio Manager, WCM
Jon Tringale	March 2022	Portfolio Manager, WCM
This Supplement is dated June 10, 2022.

Supplement Dated July 15, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Effective June 17, 2022, for the JNL/Heitman U.S. Focused Real Estate Fund, please delete all references to and information for Mathew Spencer.

Effective July 1, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Praveen Kumar	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Brian Lum, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Charlie Broughton, CFA	October 2021	Portfolio Manager, Baillie Gifford & Co.*
Steve Vaughan, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Remya Nair	July 2022	Portfolio Manager, Baillie Gifford & Co.*
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Ryan Myers	January 2021	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager, WCM

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

Effective July 1, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/GQG Emerging Markets Equity Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Rajiv Jain	September 2017	Chairman and Chief Investment Officer, GQG
James Anders, CFA	July 2022	Senior Investment Analyst and Portfolio Manager, GQG
Brian Kersmanc	July 2022	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	September 2019	Senior Investment Analyst and Portfolio Manager, GQG
This Supplement is dated July 15, 2022.

Supplement Dated August 29, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.90%
Total Annual Fund Operating Expenses[3]	1.36%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]

In 2020, JNAM contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of share of the Fund to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund also reduced 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Jackson National Life Distributors LLC may not recapture any suspended or reduced 12b-1 fee amounts. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser has the ability to recapture previously waived fees for a period of three years. Any future reimbursement by the Fund to the Adviser of such previously waived fees would increase the Fund’s expenses and reduce the Fund’s yield.

[3]

As a result of the Adviser’s anticipated recapture of previously waived fees beginning August 29, 2022, the “Total Annual Fund Operating Expenses” for the year ended December 31, 2022 is expected to be 0.74%, but may fluctuate based on yields and recapture by the Adviser. The total expense ratio of 1.36% is a temporary change and will be in effect until April 2023.

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Expense Examples,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$138	$431	$745	$1,635

This Supplement is dated August 29, 2022.

JNL Series Trust
One Corporate Way
Lansing, MI 48951

Please note that recent changes to your delivery preferences may not be reflected with this mailing.

For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect.

VADV6413 07/22

JACKSON®

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2022

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 2, 2022

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.